UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 07584
                                                     ----------

                               RYDEX SERIES FUNDS
                               ------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
                            -------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
                            -------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------

                     Date of fiscal year end: MARCH 31, 2007
                                              --------------

                    Date of reporting period: MARCH 31, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

                                                                 MARCH 31, 2007

                                                RYDEX SERIES FUNDS ANNUAL REPORT
                                                                 BENCHMARK FUNDS

                                                                       NOVA FUND
                                                                    S&P 500 FUND
                                                            INVERSE S&P 500 FUND
                                                                        OTC FUND
                                                                INVERSE OTC FUND
                                                          MID-CAP ADVANTAGE FUND
                                                            INVERSE MID-CAP FUND
                                                  RUSSELL 2000(R) ADVANTAGE FUND
                                                            RUSSELL 2000(R) FUND
                                                    INVERSE RUSSELL 2000(R) FUND
                                             GOVERNMENT LONG BOND ADVANTAGE FUND
                                               INVERSE GOVERNMENT LONG BOND FUND
                                                           EUROPE ADVANTAGE FUND
                                                            JAPAN ADVANTAGE FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                               DYNAMIC STRENGTHENING DOLLAR FUND
                                                   DYNAMIC WEAKENING DOLLAR FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                           NOVA MASTER PORTFOLIO
                                                INVERSE S&P 500 MASTER PORTFOLIO
                                                    INVERSE OTC MASTER PORTFOLIO
                                   INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ...............................................     2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ...............................     3

ABOUT SHAREHOLDERS' FUND EXPENSES ........................................     4

PERFORMANCE REPORTS AND FUND PROFILES ....................................    10

SCHEDULES OF INVESTMENTS .................................................    57

BENCHMARK FUNDS

   STATEMENTS OF ASSETS AND LIABILITIES ..................................   126

   STATEMENTS OF OPERATIONS ..............................................   130

   STATEMENTS OF CHANGES IN NET ASSETS ...................................   134

   FINANCIAL HIGHLIGHTS ..................................................   142

BENCHMARK PORTFOLIOS

   STATEMENTS OF ASSETS AND LIABILITIES ..................................   153

   STATEMENTS OF OPERATIONS ..............................................   154

   STATEMENTS OF CHANGES IN NET ASSETS ...................................   156

   FINANCIAL HIGHLIGHTS ..................................................   158

NOTES TO FINANCIAL STATEMENTS ............................................   159

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   174

OTHER INFORMATION ........................................................   175

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ............................   177


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

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LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The year ended March 31, 2007, was a positive environment for investors in nearly all asset classes. Although economic growth in the U.S. showed unmistakable signs of slowing, that was a positive development for both equity and fixed-income investors as it mitigated inflationary pressures, allowing interest rates to fall and taking pressure off the Federal Reserve Bank. The global economy, on the other hand, raced ahead as the rapidly growing economies of Brazil, Russia, India and China continued their breakneck economic expansions. International equity markets surged higher and were, once again, one of the most profitable areas for investors over the past year.

Despite the fact that U.S. equity markets continued to be buffeted by crosscurrents over high and volatile energy prices, and uncertainty about the future course of monetary policy, equity prices rose strongly during this period. The bellwether S&P 500(R) Index rose nearly 12% on a total return basis, with the Dow Jones Industrial Average(SM) up an even more robust 13.83%.

If there was an overriding theme to domestic equity markets during this period, it was the ongoing debate over the future direction of interest rates. It is frequently said that markets climb a wall of worry, and examination of return patterns for the year ended March 31, 2007, bears this out. Investors sought exposure to stocks, but they wanted to play it safe at the same time. The perceived liquidity advantages of big stocks made the period a decidedly large-cap market. The Russell Top 50(R) Index, an index of the 50 largest companies in the U.S., rose 13.03% compared to a return of 5.97% for the small-cap Russell 2000(R) Index. Investors tended to shy away from more speculative exposures as evidenced by the relative underperformance of the technology-dominated Nasdaq 100 Index(R), which only recorded a 4.54% gain. A look at returns at the sector level bears this out as well. The S&P 500 Information Technology Index managed to generate only a 3.10% gain, the lowest of the 10 S&P 500(R) Index sectors. The defensive mindset also favored value stocks. With the possibility of a damaging market reversal present in investors' minds, inexpensive stocks seemed to be the safer play. The S&P/Citigroup 500 Pure Value Index, which combines the attributes of both size and low valuations, rose 18.89% compared to a gain of 2.84% for the S&P/Citigroup 600 SmallCap Pure Growth Index. The nearly 33.77% gain for the S&P 500 Utilities Index--the strongest of all 10 of the sector indices--reinforced the defensive orientation on the part of many investors during the period.

In this environment, one might not expect international stocks, particularly emerging market stocks, to do well, but they did just that. The MSCI EAFE Index rose 20.81% and its emerging market counterpart, the MSCI EM Index, was right behind with a 20.53% gain. This gain was in spite of the fact that global stock markets experienced a major pullback in late February that hit emerging markets particularly hard. The theme here is one that has been present for some time--rapid global growth.

After initially rising, interest rates fell over the past 12 months, leaving the short end of the yield curve lower. As interest rates rose early in the year, the yield curve inverted (short-term rates higher than long-term rates), indicating expectations of slower economic growth or even recession. As interest rates drifted down, however, the yield curve resumed its positive slope.

Commodity prices, particularly oil, rose strongly through mid-summer and then receded. The price of a barrel of oil started the period at $61.92, rose to $77.03 by July 14, and settled back down to $58.26 by the end of March.

With the pullback in stock prices in late February and early March, equities are more attractively valued now and have some room to rally going forward. That said, we think the preference for defense at home and exposure to the rapidly growing global economy is here for some time to come. Our outlook for stock prices is further enhanced if the Fed begins to cut interest rates, something we anticipate, but not until later this year.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (UNAUDITED)
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%--in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

               INDEX      INDEX         FUND                     FUND
               LEVEL   PERFORMANCE   EXPECTATION   FUND NAV   PERFORMANCE   ASSESSMENT
---------------------------------------------------------------------------------------
Start           100                                 $10.00
Day 1           106        6.00%         9.00%      $10.90       9.00%       In line
Day 2            99       -6.60%        -9.90%      $ 9.82      -9.90%       In line
Cumulative                -1.00%        -1.50%                  -1.80%        -0.30%
---------------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce more results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

                                [GRAPHIC OMITTED]

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2006 and ending March 31, 2007.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which maybe incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                      BEGINNING           ENDING      EXPENSES
                                               EXPENSE            ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                                RATIO+       SEPTEMBER 30, 2006   MARCH 31, 2007       PERIOD*
---------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

NOVA FUND
   Investor Class                                 1.25%++          $   1,000.00      $  1,098.80      $   6.55
   Advisor Class                                  1.75%++              1,000.00         1,095.80          9.16
   A-Class                                        1.50%++              1,000.00         1,097.30          7.85
   C-Class                                        2.25%++              1,000.00         1,093.60         11.76
S&P 500 FUND**
   A-Class                                        1.55%                1,000.00         1,062.40          7.97
   C-Class                                        2.23%                1,000.00         1,058.20         11.44
   H-Class                                        1.53%                1,000.00         1,062.40          7.87
INVERSE S&P 500 FUND
   Investor Class                                 1.31%++              1,000.00           971.00          6.45
   Advisor Class                                  1.81%++              1,000.00           968.40          8.89
   A-Class                                        1.56%++              1,000.00           969.70          7.67
   C-Class                                        2.32%++              1,000.00           966.60         11.38
OTC FUND
   Investor Class                                 1.20%                1,000.00         1,073.80          6.20
   Advisor Class                                  1.70%                1,000.00         1,071.40          8.78
   A-Class                                        1.45%                1,000.00         1,073.70          7.50
   C-Class                                        2.22%                1,000.00         1,067.80         11.44
INVERSE OTC FUND
   Investor Class                                 1.40%++              1,000.00           963.50          6.86
   Advisor Class                                  1.88%++              1,000.00           961.60          9.20
   A-Class                                        1.62%++              1,000.00           963.10          7.94
   C-Class                                        2.40%++              1,000.00           958.40         11.73
MID-CAP ADVANTAGE FUND
   A-Class                                        1.67%                1,000.00         1,171.20          9.04
   C-Class                                        2.41%                1,000.00         1,166.60         13.02
   H-Class                                        1.67%                1,000.00         1,171.10          9.04
INVERSE MID-CAP FUND
   A-Class                                        1.64%                1,000.00           920.80          7.85
   C-Class                                        2.34%                1,000.00           916.90         11.18
   H-Class                                        1.64%                1,000.00           920.60          7.85
RUSSELL 2000(R) ADVANTAGE FUND
   A-Class                                        1.66%                1,000.00         1,144.20          8.87
   C-Class                                        2.41%                1,000.00         1,139.80         12.86
   H-Class                                        1.66%                1,000.00         1,143.60          8.87
RUSSELL 2000(R) FUND**
   A-Class                                        1.51%                1,000.00         1,102.90          7.92
   C-Class                                        2.26%                1,000.00         1,098.70         11.83
   H-Class                                        1.52%                1,000.00         1,102.90          7.97
INVERSE RUSSELL 2000(R) FUND
   A-Class                                        1.64%                1,000.00           929.70          7.89
   C-Class                                        2.39%                1,000.00           926.40         11.48
   H-Class                                        1.64%                1,000.00           929.70          7.89
GOVERNMENT LONG BOND ADVANTAGE FUND
   Investor Class                                 0.97%                1,000.00         1,000.20          4.84
   Advisor Class                                  1.45%                1,000.00           998.60          7.23
   A-Class                                        1.23%                1,000.00           999.00          6.13
   C-Class                                        1.98%                1,000.00           995.30          9.85
INVERSE GOVERNMENT LONG BOND FUND
   Investor Class                                 4.97%***++           1,000.00         1,030.20         25.18
   Advisor Class                                  5.47%***++           1,000.00         1,027.50         27.67
   A-Class                                        5.22%***++           1,000.00         1,029.50         26.43
   C-Class                                        5.97%***++           1,000.00         1,025.20         30.17


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                      BEGINNING           ENDING      EXPENSES
                                               EXPENSE            ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                                RATIO+       SEPTEMBER 30, 2006   MARCH 31, 2007       PERIOD*
---------------------------------------------------------------------------------------------------------------
EUROPE ADVANTAGE FUND
   A-Class                                        1.55%            $   1,000.00      $  1,130.70      $   8.23
   C-Class                                        2.45%                1,000.00         1,126.40         12.99
   H-Class                                        1.66%                1,000.00         1,130.60          8.82
JAPAN ADVANTAGE FUND
   A-Class                                        1.65%                1,000.00         1,087.60          8.59
   C-Class                                        2.40%                1,000.00         1,083.70         12.47
   H-Class                                        1.65%                1,000.00         1,087.50          8.59
SMALL-CAP VALUE FUND
   A-Class                                        1.52%                1,000.00         1,120.20          8.03
   C-Class                                        2.24%                1,000.00         1,116.00         11.82
   H-Class                                        1.51%                1,000.00         1,120.30          7.98
MID-CAP VALUE FUND
   A-Class                                        1.55%                1,000.00         1,151.30          8.31
   C-Class                                        2.31%                1,000.00         1,146.80         12.36
   H-Class                                        1.54%                1,000.00         1,151.30          8.26
LARGE-CAP VALUE FUND
   A-Class                                        1.51%                1,000.00         1,114.30          7.96
   C-Class                                        2.30%                1,000.00         1,110.20         12.10
   H-Class                                        1.51%                1,000.00         1,114.30          7.96
SMALL-CAP GROWTH FUND
   A-Class                                        1.59%                1,000.00         1,114.90          8.38
   C-Class                                        2.38%                1,000.00         1,111.00         12.53
   H-Class                                        1.54%                1,000.00         1,114.50          8.12
MID-CAP GROWTH FUND
   A-Class                                        1.52%                1,000.00         1,122.90          8.04
   C-Class                                        2.29%                1,000.00         1,118.70         12.10
   H-Class                                        1.52%                1,000.00         1,123.20          8.05
LARGE-CAP GROWTH FUND
   A-Class                                        1.52%                1,000.00         1,059.70          7.81
   C-Class                                        2.26%                1,000.00         1,055.60         11.58
   H-Class                                        1.50%                1,000.00         1,059.30          7.70
DYNAMIC STRENGTHENING DOLLAR FUND
   A-Class                                        1.65%                1,000.00           959.50          8.06
   C-Class                                        2.41%                1,000.00           956.00         11.75
   H-Class                                        1.65%                1,000.00           959.80          8.06
DYNAMIC WEAKENING DOLLAR FUND
   A-Class                                        1.65%                1,000.00         1,073.80          8.53
   C-Class                                        2.39%                1,000.00         1,069.60         12.33
   H-Class                                        1.65%                1,000.00         1,074.30          8.53
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                                 0.93%                1,000.00         1,021.50          4.69
   Advisor Class                                  1.43%                1,000.00         1,019.00          7.20
   A-Class                                        1.18%                1,000.00         1,020.30          5.94
   C-Class                                        1.93%                1,000.00         1,016.50          9.70


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                      BEGINNING           ENDING      EXPENSES
                                               EXPENSE            ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                                RATIO+       SEPTEMBER 30, 2006   MARCH 31, 2007       PERIOD*
---------------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

NOVA FUND
   Investor Class                                 1.25%++          $   1,000.00      $  1,018.62      $   6.31
   Advisor Class                                  1.75%++              1,000.00         1,016.10          8.83
   A-Class                                        1.50%++              1,000.00         1,017.36          7.57
   C-Class                                        2.25%++              1,000.00         1,013.57         11.36
S&P 500 FUND**
   A-Class                                        1.55%                1,000.00         1,017.11          7.83
   C-Class                                        2.23%                1,000.00         1,013.67         11.26
   H-Class                                        1.53%                1,000.00         1,017.21          7.72
INVERSE S&P 500 FUND
   Investor Class                                 1.31%++              1,000.00         1,018.32          6.61
   Advisor Class                                  1.81%++              1,000.00         1,015.79          9.14
   A-Class                                        1.56%++              1,000.00         1,017.06          7.88
   C-Class                                        2.32%++              1,000.00         1,013.22         11.71
OTC FUND
   Investor Class                                 1.20%                1,000.00         1,018.87          6.06
   Advisor Class                                  1.70%                1,000.00         1,016.35          8.58
   A-Class                                        1.45%                1,000.00         1,017.61          7.32
   C-Class                                        2.22%                1,000.00         1,013.72         11.21
INVERSE OTC FUND
   Investor Class                                 1.40%++              1,000.00         1,017.86          7.07
   Advisor Class                                  1.88%++              1,000.00         1,015.44          9.49
   A-Class                                        1.62%++              1,000.00         1,016.75          8.18
   C-Class                                        2.40%++              1,000.00         1,012.82         12.12
MID-CAP ADVANTAGE FUND
   A-Class                                        1.67%                1,000.00         1,016.50          8.43
   C-Class                                        2.41%                1,000.00         1,012.76         12.17
   H-Class                                        1.67%                1,000.00         1,016.50          8.43
INVERSE MID-CAP FUND
   A-Class                                        1.64%                1,000.00         1,016.65          8.28
   C-Class                                        2.34%                1,000.00         1,013.12         11.81
   H-Class                                        1.64%                1,000.00         1,016.65          8.28
RUSSELL 2000(R) ADVANTAGE FUND
   A-Class                                        1.66%                1,000.00         1,016.55          8.38
   C-Class                                        2.41%                1,000.00         1,012.76         12.17
   H-Class                                        1.66%                1,000.00         1,016.55          8.38
RUSSELL 2000(R) FUND**
   A-Class                                        1.51%                1,000.00         1,017.31          7.62
   C-Class                                        2.26%                1,000.00         1,013.52         11.41
   H-Class                                        1.52%                1,000.00         1,017.26          7.67
INVERSE RUSSELL 2000(R) FUND
   A-Class                                        1.64%                1,000.00         1,016.65          8.28
   C-Class                                        2.39%                1,000.00         1,012.87         12.07
   H-Class                                        1.64%                1,000.00         1,016.65          8.28
GOVERNMENT LONG BOND ADVANTAGE FUND
   Investor Class                                 0.97%                1,000.00         1,020.03          4.90
   Advisor Class                                  1.45%                1,000.00         1,017.61          7.32
   A-Class                                        1.23%                1,000.00         1,018.72          6.21
   C-Class                                        1.98%                1,000.00         1,014.94         10.00
INVERSE GOVERNMENT LONG BOND FUND
   Investor Class                                 4.97%***++           1,000.00           999.84         25.09
   Advisor Class                                  5.47%***++           1,000.00           997.32         27.62
   A-Class                                        5.22%***++           1,000.00           998.58         26.35
   C-Class                                        5.97%***++           1,000.00           994.79         30.14


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

                                [GRAPHIC OMITTED]

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

                                                                      BEGINNING           ENDING      EXPENSES
                                               EXPENSE            ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                                RATIO+       SEPTEMBER 30, 2006   MARCH 31, 2007       PERIOD*
---------------------------------------------------------------------------------------------------------------
EUROPE ADVANTAGE FUND
   A-Class                                        1.55%            $   1,000.00      $  1,017.11      $   7.83
   C-Class                                        2.45%                1,000.00         1,012.56         12.37
   H-Class                                        1.66%                1,000.00         1,016.55          8.38
JAPAN ADVANTAGE FUND
   A-Class                                        1.65%                1,000.00         1,016.60          8.33
   C-Class                                        2.40%                1,000.00         1,012.82         12.12
   H-Class                                        1.65%                1,000.00         1,016.60          8.33
SMALL-CAP VALUE FUND
   A-Class                                        1.52%                1,000.00         1,017.26          7.67
   C-Class                                        2.24%                1,000.00         1,013.62         11.31
   H-Class                                        1.51%                1,000.00         1,017.31          7.62
MID-CAP VALUE FUND
   A-Class                                        1.55%                1,000.00         1,017.11          7.83
   C-Class                                        2.31%                1,000.00         1,013.27         11.66
   H-Class                                        1.54%                1,000.00         1,017.16          7.77
LARGE-CAP VALUE FUND
   A-Class                                        1.51%                1,000.00         1,017.31          7.62
   C-Class                                        2.30%                1,000.00         1,013.32         11.61
   H-Class                                        1.51%                1,000.00         1,017.31          7.62
SMALL-CAP GROWTH FUND
   A-Class                                        1.59%                1,000.00         1,016.90          8.03
   C-Class                                        2.38%                1,000.00         1,012.92         12.02
   H-Class                                        1.54%                1,000.00         1,017.16          7.77
MID-CAP GROWTH FUND
   A-Class                                        1.52%                1,000.00         1,017.26          7.67
   C-Class                                        2.29%                1,000.00         1,013.37         11.56
   H-Class                                        1.52%                1,000.00         1,017.26          7.67
LARGE-CAP GROWTH FUND
   A-Class                                        1.52%                1,000.00         1,017.26          7.67
   C-Class                                        2.26%                1,000.00         1,013.52         11.41
   H-Class                                        1.50%                1,000.00         1,017.36          7.57
DYNAMIC STRENGTHENING DOLLAR FUND
   A-Class                                        1.65%                1,000.00         1,016.60          8.33
   C-Class                                        2.41%                1,000.00         1,012.76         12.17
   H-Class                                        1.65%                1,000.00         1,016.60          8.33
DYNAMIC WEAKENING DOLLAR FUND
   A-Class                                        1.65%                1,000.00         1,016.60          8.33
   C-Class                                        2.39%                1,000.00         1,012.87         12.07
   H-Class                                        1.65%                1,000.00         1,016.60          8.33
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                                 0.93%                1,000.00         1,020.24          4.70
   Advisor Class                                  1.43%                1,000.00         1,017.71          7.22
   A-Class                                        1.18%                1,000.00         1,018.97          5.96
   C-Class                                        1.93%                1,000.00         1,015.19          9.74

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

**   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.

*** THIS RATIO REPRESENTS GROSS EXPENSES, WHICH INCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT INTEREST EXPENSE, THE OPERATING EXPENSE RATIO WOULD BE REDUCED BY 3.61%

+    ANNUALIZED

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

                                [GRAPHIC OMITTED]

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index.

INCEPTION: July 12, 1993

After a bout of initial weakness, the S&P 500 Index rallied strongly for the remainder of the one-year period ended March 31, 2007 to finish up 11.83%. On its way to posting its fourth straight year of positive results, the market managed to overcome some roadblocks, including a slumping housing market, uncertainty surrounding oil prices and expectations of slower economic growth.

Early in the period, with oil prices setting new highs, investors grew fearful, causing the S&P 500 Index to lose ground. Later, positive catalysts emerged, and the market regained its strength. Lower oil prices in the second half of the year, growing corporate profits and a cessation of rate hikes by the Federal Reserve drove the market higher.

Rydex Nova Fund Investor Class rose 13.99% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of 150% of the daily price performance of the S&P 500 Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                     NOVA FUND             S&P 500 INDEX
Other                                   8.2%                   10.7%
Financials                             18.3%                   21.4%
Information Technology                 12.3%                   14.9%
Health Care                            10.0%                   11.9%
Industrials                             9.5%                   10.9%
Consumer Discretionary                  9.3%                   10.5%
Energy                                  8.1%                   10.1%
Consumer Staples                        7.4%                    9.6%
Futures Contracts                      23.5%
Equity Index Swap Agreements           43.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     July 12, 1993
Advisor Class                                                   October 15, 1998
A-Class                                                           March 31, 2004
C-Class                                                           March 14, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           2.9%
General Electric Co.                                                        2.0%
Bank of America Corp.                                                       1.8%
Altria Group, Inc.                                                          1.5%
Pfizer, Inc.                                                                1.5%
J.P. Morgan Chase & Co.                                                     1.4%
Procter & Gamble Co.                                                        1.3%
Citigroup, Inc.                                                             1.3%
AT&T, Inc.                                                                  1.3%
Microsoft Corp.                                                             1.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              16.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

NOVA FUND

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE                   NOVA FUND C-CLASS               S&P 500 INDEX
 3/14/2001                     $ 10,000                      $ 10,000
 3/31/2001                     $  9,875                      $  9,948
 4/30/2001                     $ 10,975                      $ 10,721
 5/31/2001                     $ 11,030                      $ 10,793
 6/30/2001                     $ 10,585                      $ 10,530
 7/31/2001                     $ 10,354                      $ 10,426
 8/31/2001                     $  9,358                      $  9,774
 9/30/2001                     $  8,185                      $  8,984
10/31/2001                     $  8,385                      $  9,156
11/30/2001                     $  9,311                      $  9,858
12/31/2001                     $  9,404                      $  9,944
 1/31/2002                     $  9,138                      $  9,799
 2/28/2002                     $  8,846                      $  9,610
 3/31/2002                     $  9,345                      $  9,972
 4/30/2002                     $  8,472                      $  9,367
 5/31/2002                     $  8,358                      $  9,298
 6/30/2002                     $  7,411                      $  8,636
 7/31/2002                     $  6,506                      $  7,963
 8/31/2002                     $  6,513                      $  8,015
 9/30/2002                     $  5,441                      $  7,144
10/31/2002                     $  6,121                      $  7,773
11/30/2002                     $  6,631                      $  8,230
12/31/2002                     $  6,036                      $  7,747
 1/31/2003                     $  5,752                      $  7,544
 2/28/2003                     $  5,596                      $  7,431
 3/31/2003                     $  5,619                      $  7,503
 4/30/2003                     $  6,310                      $  8,121
 5/31/2003                     $  6,827                      $  8,549
 6/30/2003                     $  6,920                      $  8,658
 7/31/2003                     $  7,068                      $  8,810
 8/31/2003                     $  7,263                      $  8,982
 9/30/2003                     $  7,145                      $  8,887
10/31/2003                     $  7,737                      $  9,389
11/30/2003                     $  7,836                      $  9,472
12/31/2003                     $  8,393                      $  9,969
 1/31/2004                     $  8,644                      $ 10,152
 2/29/2004                     $  8,847                      $ 10,293
 3/31/2004                     $  8,637                      $ 10,138
 4/30/2004                     $  8,411                      $  9,978
 5/31/2004                     $  8,574                      $ 10,115
 6/30/2004                     $  8,814                      $ 10,312
 7/31/2004                     $  8,322                      $  9,971
 8/31/2004                     $  8,326                      $ 10,011
 9/30/2004                     $  8,456                      $ 10,120
10/31/2004                     $  8,615                      $ 10,274
11/30/2004                     $  9,140                      $ 10,690
12/31/2004                     $  9,591                      $ 11,054
 1/31/2005                     $  9,173                      $ 10,784
 2/28/2005                     $  9,450                      $ 11,011
 3/31/2005                     $  9,202                      $ 10,816
 4/30/2005                     $  8,888                      $ 10,611
 5/31/2005                     $  9,324                      $ 10,949
 6/30/2005                     $  9,328                      $ 10,964
 7/31/2005                     $  9,846                      $ 11,372
 8/31/2005                     $  9,668                      $ 11,268
 9/30/2005                     $  9,776                      $ 11,359
10/31/2005                     $  9,446                      $ 11,170
11/30/2005                     $  9,975                      $ 11,593
12/31/2005                     $  9,937                      $ 11,597
 1/31/2006                     $ 10,299                      $ 11,904
 2/28/2006                     $ 10,291                      $ 11,936
 3/31/2006                     $ 10,452                      $ 12,084
 4/30/2006                     $ 10,581                      $ 12,247
 5/31/2006                     $ 10,085                      $ 11,894
 6/30/2006                     $ 10,059                      $ 11,910
 7/31/2006                     $ 10,120                      $ 11,984
 8/31/2006                     $ 10,421                      $ 12,269
 9/30/2006                     $ 10,787                      $ 12,585
10/31/2006                     $ 11,272                      $ 12,995
11/30/2006                     $ 11,566                      $ 13,242
12/31/2006                     $ 11,777                      $ 13,428
 1/31/2007                     $ 12,010                      $ 13,631
 2/28/2007                     $ 11,646                      $ 13,365
 3/31/2007                     $ 11,797                      $ 13,514

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

  DATE                NOVA FUND INVESTOR CLASS             S&P 500 INDEX
  03/31/97                     $ 10,000                       $10,000
  06/30/97                     $ 12,515                       $11,746
  09/30/97                     $ 13,706                       $12,626
  12/31/97                     $ 13,963                       $12,988
  03/31/98                     $ 16,702                       $14,800
  06/30/98                     $ 17,234                       $15,289
  09/30/98                     $ 14,327                       $13,768
  12/31/98                     $ 18,868                       $16,700
  03/31/99                     $ 19,799                       $17,532
  06/30/99                     $ 21,576                       $18,768
  09/30/99                     $ 19,316                       $17,596
  12/31/99                     $ 23,396                       $20,214
  03/31/00                     $ 23,816                       $20,678
  06/30/00                     $ 22,379                       $20,128
  09/30/00                     $ 21,765                       $19,933
  12/31/00                     $ 18,818                       $18,374
  03/31/01                     $ 15,251                       $16,195
  06/30/01                     $ 16,392                       $17,143
  09/30/01                     $ 12,711                       $14,627
  12/31/01                     $ 14,637                       $16,190
  03/31/02                     $ 14,586                       $16,234
  06/30/02                     $ 11,595                       $14,059
  09/30/02                     $  8,537                       $11,630
  12/31/02                     $  9,501                       $12,612
  03/31/03                     $  8,868                       $12,215
  06/30/03                     $ 10,945                       $14,095
  09/30/03                     $ 11,327                       $14,468
  12/31/03                     $ 13,344                       $16,229
  03/31/04                     $ 13,767                       $16,504
  06/30/04                     $ 14,081                       $16,788
  09/30/04                     $ 13,550                       $16,475
  12/31/04                     $ 15,405                       $17,995
  03/31/05                     $ 14,817                       $17,609
  06/30/05                     $ 15,057                       $17,850
  09/30/05                     $ 15,816                       $18,493
  12/31/05                     $ 16,116                       $18,879
  03/31/06                     $ 16,992                       $19,674
  06/30/06                     $ 16,392                       $19,390
  09/30/06                     $ 17,627                       $20,489
  12/31/06                     $ 19,294                       $21,861
  03/31/07                     $ 19,369                       $22,001

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

-----------------------------------------------------------------------------------------
                              INVESTOR CLASS                        ADVISOR CLASS
                                (07/12/93)                            (10/15/98)
-----------------------------------------------------------------------------------------
                          ONE      FIVE        TEN                 ONE    FIVE     TEN
                         YEAR      YEAR       YEAR                YEAR    YEAR   YEAR***
-----------------------------------------------------------------------------------------
NOVA FUND               13.99%    5.84%       6.83%              13.41%  5.26%   6.27%
S&P 500 INDEX           11.83%    6.27%       8.20%              11.83%  6.27%   8.20%
-----------------------------------------------------------------------------------------

                           A-CLASS                                   C-CLASS
                          (03/31/04)                                (03/14/01)
-----------------------------------------------------------------------------------------
                  ONE     ONE     SINCE       SINCE        ONE     ONE    FIVE    SINCE
                 YEAR    YEAR*  INCEPTION  INCEPTION*     YEAR   YEAR**   YEAR  INCEPTION
-----------------------------------------------------------------------------------------
NOVA FUND       13.67%   8.27%    11.75%      9.95%      12.88%  11.88%  4.77%   2.77%
S&P 500 INDEX   11.83%  11.83%    10.06%     10.06%      11.83%  11.83%  6.27%   5.11%
-----------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 ** RETURNS INCLUDE A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** REPRESENTS SYNTHETIC RETURNS THAT ARE BASED ON INVESTOR CLASS PERFORMANCE AND ADJUSTED FOR CLASS SPECIFIC FEES, AND ARE AS-OF MARCH 31, 1997. ADVISOR CLASS SHARES WERE OFFERED BEGINNING OCTOBER 15, 1998.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

S&P 500 FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500 Index.

INCEPTION: May 31, 2006

After a bout of initial weakness, the S&P 500 Index rallied strongly for the remainder of the period ended March 31, 2007 to finish up 13.62%. On its way to posting its fourth straight year of positive results, the market managed to overcome some roadblocks, including a slumping housing market, uncertainty surrounding oil prices and expectations of slower economic growth.

Early in the period, with oil prices setting new highs, investors grew fearful, causing the S&P 500 Index to lose ground. Later, positive catalysts emerged, and the market regained its strength. Lower oil prices in the second half of the year, growing corporate profits and a cessation of rate hikes by the Federal Reserve drove the market higher.

Rydex S&P 500 Fund H-Class rose 11.29% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of 100% of the daily price performance of the S&P 500 Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                    S&P 500 FUND            S&P 500 INDEX
Other                                    5.9%                    10.7%
Financials                              12.5%                    21.4%
Information Technology                   8.9%                    14.9%
Health Care                              6.8%                    11.9%
Industrials                              6.2%                    10.9%
Consumer Discretionary                   6.4%                    10.5%
Energy                                   5.6%                    10.1%
Consumer Staples                         6.0%                     9.6%
Futures Contracts                       13.1%
Equity Index Swap Agreements            28.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 31, 2006
C-Class                                                             May 31, 2006
H-Class                                                             May 31, 2006

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           1.9%
General Electric Co.                                                        1.6%
Microsoft Corp.                                                             1.2%
Citigroup, Inc.                                                             1.1%
AT&T, Inc.                                                                  1.1%
Bank of America Corp.                                                       1.0%
Procter & Gamble Co.                                                        0.9%
Wal-Mart Stores, Inc.                                                       0.9%
Altria Group, Inc.                                                          0.8%
Pfizer, Inc.                                                                0.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              11.3%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

S&P 500 FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE                  S&P 500 FUND C-CLASS              S&P 500 INDEX
 5/31/2006                     $ 10,000                       $ 10,000
  6/1/2006                     $ 10,124                       $ 10,123
  6/2/2006                     $ 10,140                       $ 10,143
  6/3/2006                     $ 10,140                       $ 10,143
  6/4/2006                     $ 10,140                       $ 10,143
  6/5/2006                     $  9,964                       $  9,963
  6/6/2006                     $  9,952                       $  9,952
  6/7/2006                     $  9,892                       $  9,893
  6/8/2006                     $  9,908                       $  9,908
  6/9/2006                     $  9,860                       $  9,864
 6/10/2006                     $  9,860                       $  9,864
 6/11/2006                     $  9,860                       $  9,864
 6/12/2006                     $  9,736                       $  9,739
 6/13/2006                     $  9,640                       $  9,641
 6/14/2006                     $  9,688                       $  9,691
 6/15/2006                     $  9,892                       $  9,898
 6/16/2006                     $  9,856                       $  9,861
 6/17/2006                     $  9,856                       $  9,861
 6/18/2006                     $  9,856                       $  9,861
 6/19/2006                     $  9,764                       $  9,771
 6/20/2006                     $  9,764                       $  9,771
 6/21/2006                     $  9,856                       $  9,867
 6/22/2006                     $  9,808                       $  9,817
 6/23/2006                     $  9,796                       $  9,808
 6/24/2006                     $  9,796                       $  9,808
 6/25/2006                     $  9,796                       $  9,808
 6/26/2006                     $  9,844                       $  9,856
 6/27/2006                     $  9,752                       $  9,767
 6/28/2006                     $  9,808                       $  9,822
 6/29/2006                     $ 10,016                       $ 10,034
 6/30/2006                     $  9,992                       $ 10,014
  7/1/2006                     $  9,992                       $ 10,014
  7/2/2006                     $  9,992                       $ 10,014
  7/3/2006                     $ 10,068                       $ 10,093
  7/4/2006                     $ 10,068                       $ 10,093
  7/5/2006                     $  9,996                       $ 10,021
  7/6/2006                     $ 10,024                       $ 10,049
  7/7/2006                     $  9,952                       $  9,981
  7/8/2006                     $  9,952                       $  9,981
  7/9/2006                     $  9,952                       $  9,981
 7/10/2006                     $  9,968                       $  9,996
 7/11/2006                     $ 10,008                       $ 10,037
 7/12/2006                     $  9,896                       $  9,929
 7/13/2006                     $  9,764                       $  9,800
 7/14/2006                     $  9,716                       $  9,752
 7/15/2006                     $  9,716                       $  9,752
 7/16/2006                     $  9,716                       $  9,752
 7/17/2006                     $  9,700                       $  9,739
 7/18/2006                     $  9,716                       $  9,758
 7/19/2006                     $  9,896                       $  9,940
 7/20/2006                     $  9,812                       $  9,855
 7/21/2006                     $  9,740                       $  9,786
 7/22/2006                     $  9,740                       $  9,786
 7/23/2006                     $  9,740                       $  9,786
 7/24/2006                     $  9,900                       $  9,949
 7/25/2006                     $  9,964                       $ 10,012
 7/26/2006                     $  9,956                       $ 10,008
 7/27/2006                     $  9,916                       $  9,969
 7/28/2006                     $ 10,032                       $ 10,090
 7/29/2006                     $ 10,032                       $ 10,090
 7/30/2006                     $ 10,032                       $ 10,090
 7/31/2006                     $ 10,016                       $ 10,075
  8/1/2006                     $  9,972                       $ 10,030
  8/2/2006                     $ 10,032                       $ 10,092
  8/3/2006                     $ 10,048                       $ 10,108
  8/4/2006                     $ 10,040                       $ 10,101
  8/5/2006                     $ 10,040                       $ 10,101
  8/6/2006                     $ 10,040                       $ 10,101
  8/7/2006                     $ 10,008                       $ 10,073
  8/8/2006                     $  9,976                       $ 10,040
  8/9/2006                     $  9,932                       $  9,999
 8/10/2006                     $  9,976                       $ 10,048
 8/11/2006                     $  9,936                       $ 10,009
 8/12/2006                     $  9,936                       $ 10,009
 8/13/2006                     $  9,936                       $ 10,009
 8/14/2006                     $  9,948                       $ 10,021
 8/15/2006                     $ 10,080                       $ 10,159
 8/16/2006                     $ 10,160                       $ 10,240
 8/17/2006                     $ 10,176                       $ 10,256
 8/18/2006                     $ 10,212                       $ 10,294
 8/19/2006                     $ 10,212                       $ 10,294
 8/20/2006                     $ 10,212                       $ 10,294
 8/21/2006                     $ 10,172                       $ 10,257
 8/22/2006                     $ 10,180                       $ 10,267
 8/23/2006                     $ 10,136                       $ 10,222
 8/24/2006                     $ 10,160                       $ 10,246
 8/25/2006                     $ 10,152                       $ 10,240
 8/26/2006                     $ 10,152                       $ 10,240
 8/27/2006                     $ 10,152                       $ 10,240
 8/28/2006                     $ 10,200                       $ 10,293
 8/29/2006                     $ 10,220                       $ 10,314
 8/30/2006                     $ 10,224                       $ 10,318
 8/31/2006                     $ 10,220                       $ 10,315
  9/1/2006                     $ 10,276                       $ 10,372
  9/2/2006                     $ 10,276                       $ 10,372
  9/3/2006                     $ 10,276                       $ 10,372
  9/4/2006                     $ 10,276                       $ 10,372
  9/5/2006                     $ 10,292                       $ 10,390
  9/6/2006                     $ 10,188                       $ 10,289
  9/7/2006                     $ 10,140                       $ 10,240
  9/8/2006                     $ 10,176                       $ 10,279
  9/9/2006                     $ 10,176                       $ 10,279
 9/10/2006                     $ 10,176                       $ 10,279
 9/11/2006                     $ 10,180                       $ 10,284
 9/12/2006                     $ 10,284                       $ 10,392
 9/13/2006                     $ 10,328                       $ 10,434
 9/14/2006                     $ 10,312                       $ 10,421
 9/15/2006                     $ 10,340                       $ 10,449
 9/16/2006                     $ 10,340                       $ 10,449
 9/17/2006                     $ 10,340                       $ 10,449
 9/18/2006                     $ 10,348                       $ 10,460
 9/19/2006                     $ 10,324                       $ 10,437
 9/20/2006                     $ 10,376                       $ 10,492
 9/21/2006                     $ 10,320                       $ 10,437
 9/22/2006                     $ 10,296                       $ 10,411
 9/23/2006                     $ 10,296                       $ 10,411
 9/24/2006                     $ 10,296                       $ 10,411
 9/25/2006                     $ 10,384                       $ 10,503
 9/26/2006                     $ 10,460                       $ 10,582
 9/27/2006                     $ 10,464                       $ 10,586
 9/28/2006                     $ 10,480                       $ 10,607
 9/29/2006                     $ 10,456                       $ 10,581
 9/30/2006                     $ 10,456                       $ 10,581
 10/1/2006                     $ 10,456                       $ 10,581
 10/2/2006                     $ 10,420                       $ 10,545
 10/3/2006                     $ 10,440                       $ 10,567
 10/4/2006                     $ 10,564                       $ 10,697
 10/5/2006                     $ 10,592                       $ 10,724
 10/6/2006                     $ 10,564                       $ 10,695
 10/7/2006                     $ 10,564                       $ 10,695
 10/8/2006                     $ 10,564                       $ 10,695
 10/9/2006                     $ 10,568                       $ 10,704
10/10/2006                     $ 10,588                       $ 10,726
10/11/2006                     $ 10,560                       $ 10,700
10/12/2006                     $ 10,660                       $ 10,802
10/13/2006                     $ 10,684                       $ 10,824
10/14/2006                     $ 10,684                       $ 10,824
10/15/2006                     $ 10,684                       $ 10,824
10/16/2006                     $ 10,708                       $ 10,851
10/17/2006                     $ 10,668                       $ 10,812
10/18/2006                     $ 10,680                       $ 10,828
10/19/2006                     $ 10,688                       $ 10,836
10/20/2006                     $ 10,700                       $ 10,849
10/21/2006                     $ 10,700                       $ 10,849
10/22/2006                     $ 10,700                       $ 10,849
10/23/2006                     $ 10,764                       $ 10,916
10/24/2006                     $ 10,764                       $ 10,919
10/25/2006                     $ 10,800                       $ 10,958
10/26/2006                     $ 10,852                       $ 11,012
10/27/2006                     $ 10,764                       $ 10,920
10/28/2006                     $ 10,764                       $ 10,920
10/29/2006                     $ 10,764                       $ 10,920
10/30/2006                     $ 10,764                       $ 10,926
10/31/2006                     $ 10,764                       $ 10,926
 11/1/2006                     $ 10,688                       $ 10,847
 11/2/2006                     $ 10,684                       $ 10,846
 11/3/2006                     $ 10,660                       $ 10,822
 11/4/2006                     $ 10,660                       $ 10,822
 11/5/2006                     $ 10,660                       $ 10,822
 11/6/2006                     $ 10,776                       $ 10,946
 11/7/2006                     $ 10,804                       $ 10,970
 11/8/2006                     $ 10,828                       $ 10,996
 11/9/2006                     $ 10,772                       $ 10,939
11/10/2006                     $ 10,788                       $ 10,960
11/11/2006                     $ 10,788                       $ 10,960
11/12/2006                     $ 10,788                       $ 10,960
11/13/2006                     $ 10,816                       $ 10,990
11/14/2006                     $ 10,884                       $ 11,061
11/15/2006                     $ 10,912                       $ 11,091
11/16/2006                     $ 10,932                       $ 11,116
11/17/2006                     $ 10,944                       $ 11,128
11/18/2006                     $ 10,944                       $ 11,128
11/19/2006                     $ 10,944                       $ 11,128
11/20/2006                     $ 10,936                       $ 11,122
11/21/2006                     $ 10,952                       $ 11,141
11/22/2006                     $ 10,976                       $ 11,168
11/23/2006                     $ 10,976                       $ 11,168
11/24/2006                     $ 10,936                       $ 11,129
11/25/2006                     $ 10,936                       $ 11,129
11/26/2006                     $ 10,936                       $ 11,129
11/27/2006                     $ 10,784                       $ 10,977
11/28/2006                     $ 10,820                       $ 11,018
11/29/2006                     $ 10,924                       $ 11,124
11/30/2006                     $ 10,932                       $ 11,133
 12/1/2006                     $ 10,900                       $ 11,102
 12/2/2006                     $ 10,900                       $ 11,102
 12/3/2006                     $ 10,900                       $ 11,102
 12/4/2006                     $ 10,996                       $ 11,201
 12/5/2006                     $ 11,040                       $ 11,246
 12/6/2006                     $ 11,028                       $ 11,234
 12/7/2006                     $ 10,984                       $ 11,190
 12/8/2006                     $ 11,000                       $ 11,211
 12/9/2006                     $ 11,000                       $ 11,211
12/10/2006                     $ 11,000                       $ 11,211
12/11/2006                     $ 11,024                       $ 11,236
12/12/2006                     $ 11,012                       $ 11,225
12/13/2006                     $ 11,028                       $ 11,240
12/14/2006                     $ 11,122                       $ 11,338
12/15/2006                     $ 11,134                       $ 11,351
12/16/2006                     $ 11,134                       $ 11,351
12/17/2006                     $ 11,134                       $ 11,351
12/18/2006                     $ 11,098                       $ 11,315
12/19/2006                     $ 11,122                       $ 11,340
12/20/2006                     $ 11,102                       $ 11,324
12/21/2006                     $ 11,065                       $ 11,285
12/22/2006                     $ 11,004                       $ 11,226
12/23/2006                     $ 11,004                       $ 11,226
12/24/2006                     $ 11,004                       $ 11,226
12/25/2006                     $ 11,004                       $ 11,226
12/26/2006                     $ 11,053                       $ 11,275
12/27/2006                     $ 11,130                       $ 11,357
12/28/2006                     $ 11,110                       $ 11,341
12/29/2006                     $ 11,057                       $ 11,290
12/30/2006                     $ 11,057                       $ 11,290
12/31/2006                     $ 11,057                       $ 11,290
  1/1/2007                     $ 11,057                       $ 11,290
  1/2/2007                     $ 11,057                       $ 11,290
  1/3/2007                     $ 11,045                       $ 11,278
  1/4/2007                     $ 11,057                       $ 11,292
  1/5/2007                     $ 10,988                       $ 11,223
  1/6/2007                     $ 10,988                       $ 11,223
  1/7/2007                     $ 10,988                       $ 11,223
  1/8/2007                     $ 11,016                       $ 11,252
  1/9/2007                     $ 11,012                       $ 11,246
 1/10/2007                     $ 11,032                       $ 11,269
 1/11/2007                     $ 11,102                       $ 11,341
 1/12/2007                     $ 11,155                       $ 11,396
 1/13/2007                     $ 11,155                       $ 11,396
 1/14/2007                     $ 11,155                       $ 11,396
 1/15/2007                     $ 11,155                       $ 11,396
 1/16/2007                     $ 11,159                       $ 11,405
 1/17/2007                     $ 11,151                       $ 11,396
 1/18/2007                     $ 11,114                       $ 11,362
 1/19/2007                     $ 11,147                       $ 11,395
 1/20/2007                     $ 11,147                       $ 11,395
 1/21/2007                     $ 11,147                       $ 11,395
 1/22/2007                     $ 11,089                       $ 11,335
 1/23/2007                     $ 11,126                       $ 11,376
 1/24/2007                     $ 11,220                       $ 11,473
 1/25/2007                     $ 11,094                       $ 11,343
 1/26/2007                     $ 11,081                       $ 11,330
 1/27/2007                     $ 11,081                       $ 11,330
 1/28/2007                     $ 11,081                       $ 11,330
 1/29/2007                     $ 11,069                       $ 11,318
 1/30/2007                     $ 11,130                       $ 11,384
 1/31/2007                     $ 11,204                       $ 11,460
  2/1/2007                     $ 11,269                       $ 11,524
  2/2/2007                     $ 11,285                       $ 11,544
  2/3/2007                     $ 11,285                       $ 11,544
  2/4/2007                     $ 11,285                       $ 11,544
  2/5/2007                     $ 11,273                       $ 11,534
  2/6/2007                     $ 11,281                       $ 11,542
  2/7/2007                     $ 11,301                       $ 11,563
  2/8/2007                     $ 11,289                       $ 11,550
  2/9/2007                     $ 11,212                       $ 11,468
 2/10/2007                     $ 11,212                       $ 11,468
 2/11/2007                     $ 11,212                       $ 11,468
 2/12/2007                     $ 11,171                       $ 11,431
 2/13/2007                     $ 11,257                       $ 11,520
 2/14/2007                     $ 11,342                       $ 11,611
 2/15/2007                     $ 11,358                       $ 11,624
 2/16/2007                     $ 11,346                       $ 11,615
 2/17/2007                     $ 11,346                       $ 11,615
 2/18/2007                     $ 11,346                       $ 11,615
 2/19/2007                     $ 11,346                       $ 11,615
 2/20/2007                     $ 11,379                       $ 11,648
 2/21/2007                     $ 11,358                       $ 11,632
 2/22/2007                     $ 11,350                       $ 11,625
 2/23/2007                     $ 11,314                       $ 11,585
 2/24/2007                     $ 11,314                       $ 11,585
 2/25/2007                     $ 11,314                       $ 11,585
 2/26/2007                     $ 11,297                       $ 11,572
 2/27/2007                     $ 10,906                       $ 11,171
 2/28/2007                     $ 10,971                       $ 11,236
  3/1/2007                     $ 10,943                       $ 11,207
  3/2/2007                     $ 10,812                       $ 11,079
  3/3/2007                     $ 10,812                       $ 11,079
  3/4/2007                     $ 10,812                       $ 11,079
  3/5/2007                     $ 10,710                       $ 10,976
  3/6/2007                     $ 10,878                       $ 11,146
  3/7/2007                     $ 10,853                       $ 11,122
  3/8/2007                     $ 10,931                       $ 11,202
  3/9/2007                     $ 10,935                       $ 11,210
 3/10/2007                     $ 10,935                       $ 11,210
 3/11/2007                     $ 10,935                       $ 11,210
 3/12/2007                     $ 10,963                       $ 11,240
 3/13/2007                     $ 10,739                       $ 11,014
 3/14/2007                     $ 10,812                       $ 11,088
 3/15/2007                     $ 10,849                       $ 11,130
 3/16/2007                     $ 10,808                       $ 11,087
 3/17/2007                     $ 10,808                       $ 11,087
 3/18/2007                     $ 10,808                       $ 11,087
 3/19/2007                     $ 10,926                       $ 11,208
 3/20/2007                     $ 10,996                       $ 11,279
 3/21/2007                     $ 11,179                       $ 11,472
 3/22/2007                     $ 11,175                       $ 11,468
 3/23/2007                     $ 11,187                       $ 11,481
 3/24/2007                     $ 11,187                       $ 11,481
 3/25/2007                     $ 11,187                       $ 11,481
 3/26/2007                     $ 11,195                       $ 11,492
 3/27/2007                     $ 11,126                       $ 11,421
 3/28/2007                     $ 11,037                       $ 11,332
 3/29/2007                     $ 11,077                       $ 11,375
 3/30/2007                     $ 11,065                       $ 11,362
 3/31/2007                     $ 11,065                       $ 11,362

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE                  S&P 500 FUND H-CLASS               S&P 500 INDEX
 5/31/2006                     $ 10,000                       $ 10,000
  6/1/2006                     $ 10,124                       $ 10,123
  6/2/2006                     $ 10,144                       $ 10,143
  6/3/2006                     $ 10,144                       $ 10,143
  6/4/2006                     $ 10,144                       $ 10,143
  6/5/2006                     $  9,964                       $  9,963
  6/6/2006                     $  9,952                       $  9,952
  6/7/2006                     $  9,892                       $  9,893
  6/8/2006                     $  9,908                       $  9,908
  6/9/2006                     $  9,864                       $  9,864
 6/10/2006                     $  9,864                       $  9,864
 6/11/2006                     $  9,864                       $  9,864
 6/12/2006                     $  9,740                       $  9,739
 6/13/2006                     $  9,640                       $  9,641
 6/14/2006                     $  9,692                       $  9,691
 6/15/2006                     $  9,896                       $  9,898
 6/16/2006                     $  9,856                       $  9,861
 6/17/2006                     $  9,856                       $  9,861
 6/18/2006                     $  9,856                       $  9,861
 6/19/2006                     $  9,768                       $  9,771
 6/20/2006                     $  9,768                       $  9,771
 6/21/2006                     $  9,860                       $  9,867
 6/22/2006                     $  9,812                       $  9,817
 6/23/2006                     $  9,800                       $  9,808
 6/24/2006                     $  9,800                       $  9,808
 6/25/2006                     $  9,800                       $  9,808
 6/26/2006                     $  9,848                       $  9,856
 6/27/2006                     $  9,756                       $  9,767
 6/28/2006                     $  9,812                       $  9,822
 6/29/2006                     $ 10,020                       $ 10,034
 6/30/2006                     $  9,996                       $ 10,014
  7/1/2006                     $  9,996                       $ 10,014
  7/2/2006                     $  9,996                       $ 10,014
  7/3/2006                     $ 10,072                       $ 10,093
  7/4/2006                     $ 10,072                       $ 10,093
  7/5/2006                     $ 10,000                       $ 10,021
  7/6/2006                     $ 10,028                       $ 10,049
  7/7/2006                     $  9,960                       $  9,981
  7/8/2006                     $  9,960                       $  9,981
  7/9/2006                     $  9,960                       $  9,981
 7/10/2006                     $  9,972                       $  9,996
 7/11/2006                     $ 10,012                       $ 10,037
 7/12/2006                     $  9,904                       $  9,929
 7/13/2006                     $  9,772                       $  9,800
 7/14/2006                     $  9,720                       $  9,752
 7/15/2006                     $  9,720                       $  9,752
 7/16/2006                     $  9,720                       $  9,752
 7/17/2006                     $  9,704                       $  9,739
 7/18/2006                     $  9,724                       $  9,758
 7/19/2006                     $  9,900                       $  9,940
 7/20/2006                     $  9,816                       $  9,855
 7/21/2006                     $  9,748                       $  9,786
 7/22/2006                     $  9,748                       $  9,786
 7/23/2006                     $  9,748                       $  9,786
 7/24/2006                     $  9,908                       $  9,949
 7/25/2006                     $  9,968                       $ 10,012
 7/26/2006                     $  9,964                       $ 10,008
 7/27/2006                     $  9,924                       $  9,969
 7/28/2006                     $ 10,040                       $ 10,090
 7/29/2006                     $ 10,040                       $ 10,090
 7/30/2006                     $ 10,040                       $ 10,090
 7/31/2006                     $ 10,024                       $ 10,075
  8/1/2006                     $  9,984                       $ 10,030
  8/2/2006                     $ 10,040                       $ 10,092
  8/3/2006                     $ 10,056                       $ 10,108
  8/4/2006                     $ 10,048                       $ 10,101
  8/5/2006                     $ 10,048                       $ 10,101
  8/6/2006                     $ 10,048                       $ 10,101
  8/7/2006                     $ 10,020                       $ 10,073
  8/8/2006                     $  9,988                       $ 10,040
  8/9/2006                     $  9,944                       $  9,999
 8/10/2006                     $  9,988                       $ 10,048
 8/11/2006                     $  9,948                       $ 10,009
 8/12/2006                     $  9,948                       $ 10,009
 8/13/2006                     $  9,948                       $ 10,009
 8/14/2006                     $  9,960                       $ 10,021
 8/15/2006                     $ 10,096                       $ 10,159
 8/16/2006                     $ 10,172                       $ 10,240
 8/17/2006                     $ 10,188                       $ 10,256
 8/18/2006                     $ 10,228                       $ 10,294
 8/19/2006                     $ 10,228                       $ 10,294
 8/20/2006                     $ 10,228                       $ 10,294
 8/21/2006                     $ 10,188                       $ 10,257
 8/22/2006                     $ 10,196                       $ 10,267
 8/23/2006                     $ 10,152                       $ 10,222
 8/24/2006                     $ 10,172                       $ 10,246
 8/25/2006                     $ 10,168                       $ 10,240
 8/26/2006                     $ 10,168                       $ 10,240
 8/27/2006                     $ 10,168                       $ 10,240
 8/28/2006                     $ 10,216                       $ 10,293
 8/29/2006                     $ 10,236                       $ 10,314
 8/30/2006                     $ 10,240                       $ 10,318
 8/31/2006                     $ 10,236                       $ 10,315
  9/1/2006                     $ 10,292                       $ 10,372
  9/2/2006                     $ 10,292                       $ 10,372
  9/3/2006                     $ 10,292                       $ 10,372
  9/4/2006                     $ 10,292                       $ 10,372
  9/5/2006                     $ 10,308                       $ 10,390
  9/6/2006                     $ 10,208                       $ 10,289
  9/7/2006                     $ 10,156                       $ 10,240
  9/8/2006                     $ 10,196                       $ 10,279
  9/9/2006                     $ 10,196                       $ 10,279
 9/10/2006                     $ 10,196                       $ 10,279
 9/11/2006                     $ 10,200                       $ 10,284
 9/12/2006                     $ 10,304                       $ 10,392
 9/13/2006                     $ 10,344                       $ 10,434
 9/14/2006                     $ 10,332                       $ 10,421
 9/15/2006                     $ 10,360                       $ 10,449
 9/16/2006                     $ 10,360                       $ 10,449
 9/17/2006                     $ 10,360                       $ 10,449
 9/18/2006                     $ 10,368                       $ 10,460
 9/19/2006                     $ 10,344                       $ 10,437
 9/20/2006                     $ 10,396                       $ 10,492
 9/21/2006                     $ 10,340                       $ 10,437
 9/22/2006                     $ 10,316                       $ 10,411
 9/23/2006                     $ 10,316                       $ 10,411
 9/24/2006                     $ 10,316                       $ 10,411
 9/25/2006                     $ 10,404                       $ 10,503
 9/26/2006                     $ 10,480                       $ 10,582
 9/27/2006                     $ 10,484                       $ 10,586
 9/28/2006                     $ 10,504                       $ 10,607
 9/29/2006                     $ 10,476                       $ 10,581
 9/30/2006                     $ 10,476                       $ 10,581
 10/1/2006                     $ 10,476                       $ 10,581
 10/2/2006                     $ 10,440                       $ 10,545
 10/3/2006                     $ 10,464                       $ 10,567
 10/4/2006                     $ 10,588                       $ 10,697
 10/5/2006                     $ 10,616                       $ 10,724
 10/6/2006                     $ 10,588                       $ 10,695
 10/7/2006                     $ 10,588                       $ 10,695
 10/8/2006                     $ 10,588                       $ 10,695
 10/9/2006                     $ 10,592                       $ 10,704
10/10/2006                     $ 10,612                       $ 10,726
10/11/2006                     $ 10,588                       $ 10,700
10/12/2006                     $ 10,688                       $ 10,802
10/13/2006                     $ 10,708                       $ 10,824
10/14/2006                     $ 10,708                       $ 10,824
10/15/2006                     $ 10,708                       $ 10,824
10/16/2006                     $ 10,732                       $ 10,851
10/17/2006                     $ 10,692                       $ 10,812
10/18/2006                     $ 10,708                       $ 10,828
10/19/2006                     $ 10,716                       $ 10,836
10/20/2006                     $ 10,728                       $ 10,849
10/21/2006                     $ 10,728                       $ 10,849
10/22/2006                     $ 10,728                       $ 10,849
10/23/2006                     $ 10,792                       $ 10,916
10/24/2006                     $ 10,792                       $ 10,919
10/25/2006                     $ 10,832                       $ 10,958
10/26/2006                     $ 10,884                       $ 11,012
10/27/2006                     $ 10,796                       $ 10,920
10/28/2006                     $ 10,796                       $ 10,920
10/29/2006                     $ 10,796                       $ 10,920
10/30/2006                     $ 10,796                       $ 10,926
10/31/2006                     $ 10,792                       $ 10,926
 11/1/2006                     $ 10,716                       $ 10,847
 11/2/2006                     $ 10,712                       $ 10,846
 11/3/2006                     $ 10,692                       $ 10,822
 11/4/2006                     $ 10,692                       $ 10,822
 11/5/2006                     $ 10,692                       $ 10,822
 11/6/2006                     $ 10,808                       $ 10,946
 11/7/2006                     $ 10,832                       $ 10,970
 11/8/2006                     $ 10,856                       $ 10,996
 11/9/2006                     $ 10,800                       $ 10,939
11/10/2006                     $ 10,820                       $ 10,960
11/11/2006                     $ 10,820                       $ 10,960
11/12/2006                     $ 10,820                       $ 10,960
11/13/2006                     $ 10,848                       $ 10,990
11/14/2006                     $ 10,916                       $ 11,061
11/15/2006                     $ 10,944                       $ 11,091
11/16/2006                     $ 10,968                       $ 11,116
11/17/2006                     $ 10,976                       $ 11,128
11/18/2006                     $ 10,976                       $ 11,128
11/19/2006                     $ 10,976                       $ 11,128
11/20/2006                     $ 10,972                       $ 11,122
11/21/2006                     $ 10,988                       $ 11,141
11/22/2006                     $ 11,012                       $ 11,168
11/23/2006                     $ 11,012                       $ 11,168
11/24/2006                     $ 10,972                       $ 11,129
11/25/2006                     $ 10,972                       $ 11,129
11/26/2006                     $ 10,972                       $ 11,129
11/27/2006                     $ 10,820                       $ 10,977
11/28/2006                     $ 10,856                       $ 11,018
11/29/2006                     $ 10,960                       $ 11,124
11/30/2006                     $ 10,968                       $ 11,133
 12/1/2006                     $ 10,936                       $ 11,102
 12/2/2006                     $ 10,936                       $ 11,102
 12/3/2006                     $ 10,936                       $ 11,102
 12/4/2006                     $ 11,032                       $ 11,201
 12/5/2006                     $ 11,076                       $ 11,246
 12/6/2006                     $ 11,064                       $ 11,234
 12/7/2006                     $ 11,020                       $ 11,190
 12/8/2006                     $ 11,040                       $ 11,211
 12/9/2006                     $ 11,040                       $ 11,211
12/10/2006                     $ 11,040                       $ 11,211
12/11/2006                     $ 11,064                       $ 11,236
12/12/2006                     $ 11,052                       $ 11,225
12/13/2006                     $ 11,068                       $ 11,240
12/14/2006                     $ 11,162                       $ 11,338
12/15/2006                     $ 11,174                       $ 11,351
12/16/2006                     $ 11,174                       $ 11,351
12/17/2006                     $ 11,174                       $ 11,351
12/18/2006                     $ 11,138                       $ 11,315
12/19/2006                     $ 11,162                       $ 11,340
12/20/2006                     $ 11,146                       $ 11,324
12/21/2006                     $ 11,109                       $ 11,285
12/22/2006                     $ 11,048                       $ 11,226
12/23/2006                     $ 11,048                       $ 11,226
12/24/2006                     $ 11,048                       $ 11,226
12/25/2006                     $ 11,048                       $ 11,226
12/26/2006                     $ 11,097                       $ 11,275
12/27/2006                     $ 11,174                       $ 11,357
12/28/2006                     $ 11,154                       $ 11,341
12/29/2006                     $ 11,101                       $ 11,290
12/30/2006                     $ 11,101                       $ 11,290
12/31/2006                     $ 11,101                       $ 11,290
  1/1/2007                     $ 11,101                       $ 11,290
  1/2/2007                     $ 11,101                       $ 11,290
  1/3/2007                     $ 11,089                       $ 11,278
  1/4/2007                     $ 11,105                       $ 11,292
  1/5/2007                     $ 11,036                       $ 11,223
  1/6/2007                     $ 11,036                       $ 11,223
  1/7/2007                     $ 11,036                       $ 11,223
  1/8/2007                     $ 11,064                       $ 11,252
  1/9/2007                     $ 11,056                       $ 11,246
 1/10/2007                     $ 11,077                       $ 11,269
 1/11/2007                     $ 11,150                       $ 11,341
 1/12/2007                     $ 11,203                       $ 11,396
 1/13/2007                     $ 11,203                       $ 11,396
 1/14/2007                     $ 11,203                       $ 11,396
 1/15/2007                     $ 11,203                       $ 11,396
 1/16/2007                     $ 11,207                       $ 11,405
 1/17/2007                     $ 11,203                       $ 11,396
 1/18/2007                     $ 11,166                       $ 11,362
 1/19/2007                     $ 11,199                       $ 11,395
 1/20/2007                     $ 11,199                       $ 11,395
 1/21/2007                     $ 11,199                       $ 11,395
 1/22/2007                     $ 11,138                       $ 11,335
 1/23/2007                     $ 11,178                       $ 11,376
 1/24/2007                     $ 11,272                       $ 11,473
 1/25/2007                     $ 11,146                       $ 11,343
 1/26/2007                     $ 11,129                       $ 11,330
 1/27/2007                     $ 11,129                       $ 11,330
 1/28/2007                     $ 11,129                       $ 11,330
 1/29/2007                     $ 11,117                       $ 11,318
 1/30/2007                     $ 11,178                       $ 11,384
 1/31/2007                     $ 11,256                       $ 11,460
  2/1/2007                     $ 11,317                       $ 11,524
  2/2/2007                     $ 11,337                       $ 11,544
  2/3/2007                     $ 11,337                       $ 11,544
  2/4/2007                     $ 11,337                       $ 11,544
  2/5/2007                     $ 11,329                       $ 11,534
  2/6/2007                     $ 11,333                       $ 11,542
  2/7/2007                     $ 11,354                       $ 11,563
  2/8/2007                     $ 11,341                       $ 11,550
  2/9/2007                     $ 11,264                       $ 11,468
 2/10/2007                     $ 11,264                       $ 11,468
 2/11/2007                     $ 11,264                       $ 11,468
 2/12/2007                     $ 11,223                       $ 11,431
 2/13/2007                     $ 11,313                       $ 11,520
 2/14/2007                     $ 11,398                       $ 11,611
 2/15/2007                     $ 11,411                       $ 11,624
 2/16/2007                     $ 11,403                       $ 11,615
 2/17/2007                     $ 11,403                       $ 11,615
 2/18/2007                     $ 11,403                       $ 11,615
 2/19/2007                     $ 11,403                       $ 11,615
 2/20/2007                     $ 11,431                       $ 11,648
 2/21/2007                     $ 11,415                       $ 11,632
 2/22/2007                     $ 11,407                       $ 11,625
 2/23/2007                     $ 11,370                       $ 11,585
 2/24/2007                     $ 11,370                       $ 11,585
 2/25/2007                     $ 11,370                       $ 11,585
 2/26/2007                     $ 11,354                       $ 11,572
 2/27/2007                     $ 10,962                       $ 11,171
 2/28/2007                     $ 11,024                       $ 11,236
  3/1/2007                     $ 10,995                       $ 11,207
  3/2/2007                     $ 10,869                       $ 11,079
  3/3/2007                     $ 10,869                       $ 11,079
  3/4/2007                     $ 10,869                       $ 11,079
  3/5/2007                     $ 10,763                       $ 10,976
  3/6/2007                     $ 10,930                       $ 11,146
  3/7/2007                     $ 10,909                       $ 11,122
  3/8/2007                     $ 10,987                       $ 11,202
  3/9/2007                     $ 10,991                       $ 11,210
 3/10/2007                     $ 10,991                       $ 11,210
 3/11/2007                     $ 10,991                       $ 11,210
 3/12/2007                     $ 11,024                       $ 11,240
 3/13/2007                     $ 10,795                       $ 11,014
 3/14/2007                     $ 10,869                       $ 11,088
 3/15/2007                     $ 10,909                       $ 11,130
 3/16/2007                     $ 10,865                       $ 11,087
 3/17/2007                     $ 10,865                       $ 11,087
 3/18/2007                     $ 10,865                       $ 11,087
 3/19/2007                     $ 10,983                       $ 11,208
 3/20/2007                     $ 11,052                       $ 11,279
 3/21/2007                     $ 11,240                       $ 11,472
 3/22/2007                     $ 11,240                       $ 11,468
 3/23/2007                     $ 11,252                       $ 11,481
 3/24/2007                     $ 11,252                       $ 11,481
 3/25/2007                     $ 11,252                       $ 11,481
 3/26/2007                     $ 11,260                       $ 11,492
 3/27/2007                     $ 11,191                       $ 11,421
 3/28/2007                     $ 11,101                       $ 11,332
 3/29/2007                     $ 11,142                       $ 11,375
 3/30/2007                     $ 11,129                       $ 11,362
 3/31/2007                     $ 11,129                       $ 11,362

TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

--------------------------------------------------------------------------------
                          A-CLASS                 C-CLASS              H-CLASS
                        (05/31/06)              (05/31/06)           (05/31/06)
--------------------------------------------------------------------------------
                    SINCE       SINCE        SINCE        SINCE        SINCE
                  INCEPTION   INCEPTION*   INCEPTION   INCEPTION**   INCEPTION
--------------------------------------------------------------------------------
S&P 500 FUND        11.34%       6.03%       10.65%        9.65%       11.29%
S&P 500 INDEX       13.62%      13.62%       13.62%       13.62%       13.62%
--------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON H-CLASS SHARES AND C-CLASS SHARES (WITHOUT CDSC) ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE S&P 500 FUND

OBJECTIVE: To provide investment results that will inversely correlate to the performance of the S&P 500 Index.

INCEPTION: January 7, 1994

After a bout of initial weakness, the S&P 500 Index rallied strongly for the remainder of the one-year period ended March 31, 2007 to finish up 11.83%. On its way to posting its fourth straight year of positive results, the market managed to overcome some roadblocks, including a slumping housing market, uncertainty surrounding oil prices and expectations of slower economic growth.

Early in the period, with oil prices setting new highs, investors grew fearful, causing the S&P 500 Index to lose ground. Later, positive catalysts emerged, and the market regained its strength. Lower oil prices in the second half of the year, growing corporate profits and a cessation of rate hikes by the Federal Reserve drove the market higher.

Rydex Inverse S&P 500 Fund Investor Class returned -3.26% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of -100% of the daily price performance of the S&P 500 Index for the year ended March 31, 2007.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           INVERSE S&P 500 FUND   S&P 500 INDEX
Other                                                                  10.7%
Financials                                                             21.4%
Information Technology                                                 14.9%
Health Care                                                            11.9%
Industrials                                                            10.9%
Consumer Discretionary                                                 10.5%
Energy                                                                 10.1%
Consumer Staples                                                        9.6%
Futures Contracts Sold Short                       -22.9%
Equity Index Swap Agreements Sold Short            -76.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                   January 7, 1994
Advisor Class                                                     August 5, 1998
A-Class                                                           March 31, 2004
C-Class                                                           March 15, 2001

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE S&P 500 FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE               INVERSE S&P 500 FUND C-CLASS          S&P 500 INDEX
 3/15/2001                      $ 10,000                       $ 10,000
 3/31/2001                      $ 10,136                       $  9,890
 4/30/2001                      $  9,388                       $ 10,658
 5/31/2001                      $  9,397                       $ 10,730
 6/30/2001                      $  9,602                       $ 10,468
 7/31/2001                      $  9,728                       $ 10,365
 8/31/2001                      $ 10,398                       $  9,717
 9/30/2001                      $ 11,273                       $  8,932
10/31/2001                      $ 11,040                       $  9,102
11/30/2001                      $ 10,282                       $  9,800
12/31/2001                      $ 10,187                       $  9,886
 1/31/2002                      $ 10,333                       $  9,742
 2/28/2002                      $ 10,490                       $  9,554
 3/31/2002                      $ 10,099                       $  9,913
 4/30/2002                      $ 10,743                       $  9,312
 5/31/2002                      $ 10,782                       $  9,244
 6/30/2002                      $ 11,592                       $  8,585
 7/31/2002                      $ 12,392                       $  7,916
 8/31/2002                      $ 12,207                       $  7,968
 9/30/2002                      $ 13,602                       $  7,102
10/31/2002                      $ 12,373                       $  7,727
11/30/2002                      $ 11,651                       $  8,182
12/31/2002                      $ 12,333                       $  7,701
 1/31/2003                      $ 12,598                       $  7,500
 2/28/2003                      $ 12,745                       $  7,387
 3/31/2003                      $ 12,558                       $  7,459
 4/30/2003                      $ 11,577                       $  8,073
 5/31/2003                      $ 10,939                       $  8,499
 6/30/2003                      $ 10,802                       $  8,607
 7/31/2003                      $ 10,606                       $  8,759
 8/31/2003                      $ 10,370                       $  8,930
 9/30/2003                      $ 10,469                       $  8,835
10/31/2003                      $  9,899                       $  9,334
11/30/2003                      $  9,782                       $  9,417
12/31/2003                      $  9,315                       $  9,910
 1/31/2004                      $  9,111                       $ 10,092
 2/29/2004                      $  8,968                       $ 10,233
 3/31/2004                      $  9,090                       $ 10,078
 4/30/2004                      $  9,213                       $  9,920
 5/31/2004                      $  9,080                       $ 10,056
 6/30/2004                      $  8,896                       $ 10,252
 7/31/2004                      $  9,203                       $  9,912
 8/31/2004                      $  9,152                       $  9,953
 9/30/2004                      $  9,060                       $ 10,060
10/31/2004                      $  8,927                       $ 10,214
11/30/2004                      $  8,569                       $ 10,627
12/31/2004                      $  8,303                       $ 10,989
 1/31/2005                      $  8,518                       $ 10,721
 2/28/2005                      $  8,354                       $ 10,947
 3/31/2005                      $  8,518                       $ 10,753
 4/30/2005                      $  8,702                       $ 10,549
 5/31/2005                      $  8,446                       $ 10,885
 6/30/2005                      $  8,456                       $ 10,900
 7/31/2005                      $  8,170                       $ 11,305
 8/31/2005                      $  8,282                       $ 11,202
 9/30/2005                      $  8,242                       $ 11,293
10/31/2005                      $  8,405                       $ 11,105
11/30/2005                      $  8,129                       $ 11,525
12/31/2005                      $  8,165                       $ 11,529
 1/31/2006                      $  7,988                       $ 11,834
 2/28/2006                      $  7,999                       $ 11,866
 3/31/2006                      $  7,947                       $ 12,014
 4/30/2006                      $  7,874                       $ 12,175
 5/31/2006                      $  8,155                       $ 11,825
 6/30/2006                      $  8,175                       $ 11,841
 7/31/2006                      $  8,165                       $ 11,914
 8/31/2006                      $  8,030                       $ 12,197
 9/30/2006                      $  7,874                       $ 12,511
10/31/2006                      $  7,677                       $ 12,919
11/30/2006                      $  7,583                       $ 13,165
12/31/2006                      $  7,526                       $ 13,350
 1/31/2007                      $  7,461                       $ 13,551
 2/28/2007                      $  7,644                       $ 13,286
 3/31/2007                      $  7,611                       $ 13,435

   DATE             INVERSE S&P 500 FUND INVESTOR CLASS     S&P 500 INDEX
  03/31/97                        $ 10,000                     $ 10,000
  06/30/97                        $  8,590                     $ 11,746
  09/30/97                        $  8,105                     $ 12,626
  12/31/97                        $  7,924                     $ 12,988
  03/31/98                        $  7,095                     $ 14,800
  06/30/98                        $  6,980                     $ 15,289
  09/30/98                        $  7,738                     $ 13,768
  12/31/98                        $  6,418                     $ 16,700
  03/31/99                        $  6,210                     $ 17,532
  06/30/99                        $  5,880                     $ 18,768
  09/30/99                        $  6,346                     $ 17,596
  12/31/99                        $  5,622                     $ 20,214
  03/31/00                        $  5,549                     $ 20,678
  06/30/00                        $  5,809                     $ 20,128
  09/30/00                        $  5,990                     $ 19,933
  12/31/00                        $  6,603                     $ 18,374
  03/31/01                        $  7,585                     $ 16,195
  06/30/01                        $  7,207                     $ 17,143
  09/30/01                        $  8,479                     $ 14,627
  12/31/01                        $  7,681                     $ 16,190
  03/31/02                        $  7,630                     $ 16,234
  06/30/02                        $  8,784                     $ 14,059
  09/30/02                        $ 10,331                     $ 11,630
  12/31/02                        $  9,389                     $ 12,612
  03/31/03                        $  9,587                     $ 12,215
  06/30/03                        $  8,266                     $ 14,095
  09/30/03                        $  8,031                     $ 14,468
  12/31/03                        $  7,161                     $ 16,229
  03/31/04                        $  7,008                     $ 16,504
  06/30/04                        $  6,878                     $ 16,788
  09/30/04                        $  7,023                     $ 16,475
  12/31/04                        $  6,458                     $ 17,995
  03/31/05                        $  6,641                     $ 17,609
  06/30/05                        $  6,610                     $ 17,850
  09/30/05                        $  6,458                     $ 18,493
  12/31/05                        $  6,416                     $ 18,879
  03/31/06                        $  6,253                     $ 19,674
  06/30/06                        $  6,455                     $ 19,390
  09/30/06                        $  6,230                     $ 20,489
  12/31/06                        $  5,969                     $ 21,861
  03/31/07                        $  6,049                     $ 22,001

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

---------------------------------------------------------------------------------------------------
                                     INVESTOR CLASS                            ADVISOR CLASS
                                        (01/07/94)                               (08/05/98)
---------------------------------------------------------------------------------------------------
                                 ONE        FIVE        TEN                ONE     FIVE     TEN
                                 YEAR       YEAR        YEAR               YEAR    YEAR   YEAR***
---------------------------------------------------------------------------------------------------
INVERSE S&P 500 FUND            -3.26%     -4.54%      -4.90%             -3.67%  -5.00%   -5.41%
S&P 500 INDEX                   11.83%      6.27%       8.20%             11.83%   6.27%    8.20%
---------------------------------------------------------------------------------------------------

                                          A-CLASS                             C-CLASS
                                        (03/31/04)                           (03/15/01)
---------------------------------------------------------------------------------------------------
                         ONE      ONE      SINCE       SINCE       ONE     ONE     FIVE     SINCE
                         YEAR    YEAR*   INCEPTION   INCEPTION*    YEAR   YEAR**   YEAR   INCEPTION
---------------------------------------------------------------------------------------------------
INVERSE S&P 500 FUND    -3.53%  -8.05%     -5.16%      -6.68%     -4.22%  -5.22%  -5.50%     -4.42%
S&P 500 INDEX           11.83%  11.83%     10.06%      10.06%     11.83%  11.83%   6.27%      5.01%
---------------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** REPRESENTS SYNTHETIC RETURNS THAT ARE BASED ON INVESTOR CLASS PERFORMANCE AND ADJUSTED FOR CLASS SPECIFIC FEES, AND ARE AS-OF MARCH 31, 1997. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 5, 1998.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index.

INCEPTION: February 14, 1994

To begin the year ended March 31, 2007, the Nasdaq 100 Index lost about 10% as investors became concerned about interest rates and slowing economic growth. Once the Federal Reserve stopped raising interest rates, the index rebounded about 15%, to finish the period with a gain of 4.54%.

The Nasdaq 100 Index is composed largely of stocks within the technology, health care and consumer discretionary sectors. While the consumer discretionary sector posted gains of nearly 12%, the technology and health care sectors were about 5% and -2.5%, respectively.

Rydex OTC Fund Investor Class rose 3.88% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of 100% of the daily price performance of the Nasdaq 100 Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                    OTC FUND             NASDAQ 100 INDEX
Other                                  7.8%                    8.9%
Information Technology                59.5%                   61.2%
Consumer Discretionary                15.9%                   16.4%
Health Care                           13.0%                   13.5%
Futures Contracts                      1.8%
Equity Index Swap Agreements           2.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                 February 14, 1994
Advisor Class                                                 September 22, 1998
A-Class                                                           March 31, 2004
C-Class                                                           March 26, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Apple Computer, Inc.                                                        7.1%
Microsoft Corp.                                                             5.6%
Qualcomm, Inc.                                                              5.3%
Google, Inc. -- Class A                                                     3.9%
Cisco Systems, Inc.                                                         3.7%
Comcast Corp. -- Class A                                                    2.8%
Oracle Corp.                                                                2.6%
Gilead Sciences, Inc.                                                       2.4%
Amgen, Inc.                                                                 2.2%
Intel Corp.                                                                 2.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

OTC FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE                  OTC FUND C-CLASS                  NASDAQ 100 INDEX+
 3/26/2001                    $ 10,000                         $ 10,000
 3/31/2001                    $  9,372                         $  9,382
 4/30/2001                    $ 11,054                         $ 11,063
 5/31/2001                    $ 10,669                         $ 10,733
 6/30/2001                    $ 10,837                         $ 10,929
 7/31/2001                    $  9,933                         $ 10,040
 8/31/2001                    $  8,628                         $  8,764
 9/30/2001                    $  6,828                         $  6,967
10/31/2001                    $  7,958                         $  8,139
11/30/2001                    $  9,289                         $  9,518
12/31/2001                    $  9,146                         $  9,405
 1/31/2002                    $  8,971                         $  9,244
 2/28/2002                    $  7,858                         $  8,106
 3/31/2002                    $  8,393                         $  8,664
 4/30/2002                    $  7,339                         $  7,616
 5/31/2002                    $  6,946                         $  7,206
 6/30/2002                    $  6,017                         $  6,270
 7/31/2002                    $  5,515                         $  5,737
 8/31/2002                    $  5,389                         $  5,620
 9/30/2002                    $  4,745                         $  4,965
10/31/2002                    $  5,632                         $  5,901
11/30/2002                    $  6,343                         $  6,656
12/31/2002                    $  5,573                         $  5,870
 1/31/2003                    $  5,548                         $  5,862
 2/28/2003                    $  5,690                         $  6,021
 3/31/2003                    $  5,741                         $  6,075
 4/30/2003                    $  6,218                         $  6,596
 5/31/2003                    $  6,728                         $  7,143
 6/30/2003                    $  6,720                         $  7,166
 7/31/2003                    $  7,121                         $  7,615
 8/31/2003                    $  7,456                         $  7,998
 9/30/2003                    $  7,188                         $  7,774
10/31/2003                    $  7,791                         $  8,446
11/30/2003                    $  7,833                         $  8,493
12/31/2003                    $  8,059                         $  8,754
 1/31/2004                    $  8,184                         $  8,904
 2/29/2004                    $  8,067                         $  8,768
 3/31/2004                    $  7,874                         $  8,578
 4/30/2004                    $  7,657                         $  8,357
 5/31/2004                    $  7,992                         $  8,744
 6/30/2004                    $  8,251                         $  9,044
 7/31/2004                    $  7,615                         $  8,351
 8/31/2004                    $  7,406                         $  8,162
 9/30/2004                    $  7,632                         $  8,425
10/31/2004                    $  8,025                         $  8,866
11/30/2004                    $  8,469                         $  9,371
12/31/2004                    $  8,736                         $  9,667
 1/31/2005                    $  8,184                         $  9,062
 2/28/2005                    $  8,126                         $  9,011
 3/31/2005                    $  7,950                         $  8,841
 4/30/2005                    $  7,615                         $  8,473
 5/31/2005                    $  8,310                         $  9,199
 6/30/2005                    $  8,017                         $  8,906
 7/31/2005                    $  8,636                         $  9,572
 8/31/2005                    $  8,502                         $  9,432
 9/30/2005                    $  8,577                         $  9,551
10/31/2005                    $  8,452                         $  9,417
11/30/2005                    $  8,887                         $  9,974
12/31/2005                    $  8,757                         $  9,811
 1/31/2006                    $  9,076                         $ 10,202
 2/28/2006                    $  8,875                         $  9,962
 3/31/2006                    $  9,009                         $ 10,160
 4/30/2006                    $  8,976                         $ 10,142
 5/31/2006                    $  8,337                         $  9,420
 6/30/2006                    $  8,295                         $  9,394
 7/31/2006                    $  7,934                         $  9,001
 8/31/2006                    $  8,312                         $  9,421
 9/30/2006                    $  8,665                         $  9,864
10/31/2006                    $  9,068                         $ 10,332
11/30/2006                    $  9,387                         $ 10,682
12/31/2006                    $  9,211                         $ 10,477
 1/31/2007                    $  9,353                         $ 10,688
 2/28/2007                    $  9,194                         $ 10,505
 3/31/2007                    $  9,253                         $ 10,569

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE              OTC FUND INVESTOR CLASS              NASDAQ 100 INDEX+
 3/31/1997                    $ 10,000                         $ 10,000
 6/30/1997                    $ 12,108                         $ 12,010
 9/30/1997                    $ 13,865                         $ 13,765
12/31/1997                    $ 12,525                         $ 12,431
 3/31/1998                    $ 15,505                         $ 15,315
 6/30/1998                    $ 17,028                         $ 16,778
 9/30/1998                    $ 17,236                         $ 16,881
12/31/1998                    $ 23,356                         $ 23,035
 3/31/1999                    $ 26,936                         $ 26,427
 6/30/1999                    $ 29,234                         $ 28,816
 9/30/1999                    $ 30,629                         $ 30,210
12/31/1999                    $ 46,863                         $ 46,519
 3/31/2000                    $ 55,306                         $ 55,176
 6/30/2000                    $ 47,284                         $ 47,221
 9/30/2000                    $ 44,723                         $ 44,797
12/31/2000                    $ 29,090                         $ 29,379
 3/31/2001                    $ 19,250                         $ 19,738
 6/30/2001                    $ 22,364                         $ 22,994
 9/30/2001                    $ 14,141                         $ 14,658
12/31/2001                    $ 19,009                         $ 19,786
 3/31/2002                    $ 17,478                         $ 18,227
 6/30/2002                    $ 12,558                         $ 13,191
 9/30/2002                    $  9,943                         $ 10,445
12/31/2002                    $ 11,681                         $ 12,350
 3/31/2003                    $ 12,077                         $ 12,780
 6/30/2003                    $ 14,175                         $ 15,077
 9/30/2003                    $ 15,208                         $ 16,356
12/31/2003                    $ 17,083                         $ 18,417
 3/31/2004                    $ 16,739                         $ 18,046
 6/30/2004                    $ 17,599                         $ 19,028
 9/30/2004                    $ 16,326                         $ 17,724
12/31/2004                    $ 18,734                         $ 20,339
 3/31/2005                    $ 17,100                         $ 18,600
 6/30/2005                    $ 17,289                         $ 18,738
 9/30/2005                    $ 18,545                         $ 20,095
12/31/2005                    $ 18,983                         $ 20,641
 3/31/2006                    $ 19,570                         $ 21,374
 6/30/2006                    $ 18,069                         $ 19,763
 9/30/2006                    $ 18,932                         $ 20,753
12/31/2006                    $ 20,174                         $ 22,042
 3/31/2007                    $ 20,330                         $ 22,236

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

-----------------------------------------------------------------------------------------------
                                 INVESTOR CLASS                           ADVISOR CLASS
                                   (02/14/94)                               (09/22/98)
-----------------------------------------------------------------------------------------------
                            ONE         FIVE        TEN               ONE     FIVE      TEN
                            YEAR        YEAR       YEAR               YEAR    YEAR    YEAR***
-----------------------------------------------------------------------------------------------
OTC FUND                    3.88%      3.07%       7.35%              3.30%   2.53%       6.79%
NASDAQ 100 INDEX            4.54%      4.39%       8.53%              4.54%   4.39%       8.53%
-----------------------------------------------------------------------------------------------

                                A-CLASS                                 C-CLASS
                              (03/31/04)                              (03/26/01)
-----------------------------------------------------------------------------------------------
                    ONE     ONE      SINCE       SINCE         ONE     ONE     FIVE     SINCE
                    YEAR    YEAR*  INCEPTION  INCEPTION*       YEAR  YEAR**    YEAR   INCEPTION
-----------------------------------------------------------------------------------------------
OTC FUND            3.65%  -1.30%      6.41%       4.70%      2.70%   1.70%    1.97%     -1.28%
NASDAQ 100 INDEX    4.54%   4.54%      7.65%       7.65%      4.54%   4.54%    4.39%      1.20%
-----------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** REPRESENTS SYNTHETIC RETURNS THAT ARE BASED ON INVESTOR CLASS PERFORMANCE AND ADJUSTED FOR CLASS SPECIFIC FEES, AND ARE AS-OF MARCH 31, 1997. ADVISOR CLASS SHARES WERE OFFERED BEGINNING SEPTEMBER 22, 1998.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index.

INCEPTION: September 3, 1998

To begin the year ended March 31, 2007, the Nasdaq 100 Index lost about 10% as investors became concerned about interest rates and slowing economic growth. Once the Federal Reserve stopped raising interest rates, the index rebounded about 15%, to finish the period with a gain of 4.54%.

The Nasdaq 100 Index is composed largely of stocks within the technology, health care and consumer discretionary sectors. While the consumer discretionary sector posted gains of nearly 12%, the technology and health care sectors were about 5% and -2.5%, respectively.

Rydex Inverse OTC Fund Investor Class rose 2.01% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of -100% of the daily price performance of the Nasdaq 100 Index for the year ended March 31, 2007.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                          INVERSE OTC FUND    NASDAQ 100 INDEX
Other                                                                8.9%
Information Technology                                              61.2%
Consumer Discretionary                                              16.4%
Health Care                                                         13.5%
Futures Contracts Short Sales                   -12.7%
Equity Index Swap Agreements Short Sales        -87.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                 September 3, 1998
Advisor Class                                                     August 1, 2003
A-Class                                                           March 31, 2004
C-Class                                                            March 7, 2001

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE OTC FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE               INVERSE OTC FUND C-CLASS              NASDAQ 100 INDEX*
  3/7/2001                     $ 10,000                          $ 10,000
 3/31/2001                     $ 12,265                          $  7,881
 4/30/2001                     $  9,894                          $  9,293
 5/31/2001                     $ 10,045                          $  9,016
 6/30/2001                     $  9,801                          $  9,181
 7/31/2001                     $ 10,528                          $  8,434
 8/31/2001                     $ 11,935                          $  7,362
 9/30/2001                     $ 14,787                          $  5,853
10/31/2001                     $ 12,364                          $  6,837
11/30/2001                     $ 10,470                          $  7,995
12/31/2001                     $ 10,481                          $  7,900
 1/31/2002                     $ 10,567                          $  7,765
 2/28/2002                     $ 11,943                          $  6,809
 3/31/2002                     $ 11,063                          $  7,278
 4/30/2002                     $ 12,462                          $  6,397
 5/31/2002                     $ 12,882                          $  6,053
 6/30/2002                     $ 14,648                          $  5,267
 7/31/2002                     $ 15,522                          $  4,820
 8/31/2002                     $ 15,515                          $  4,721
 9/30/2002                     $ 17,334                          $  4,170
10/31/2002                     $ 14,309                          $  4,957
11/30/2002                     $ 12,462                          $  5,591
12/31/2002                     $ 14,044                          $  4,931
 1/31/2003                     $ 13,894                          $  4,925
 2/28/2003                     $ 13,427                          $  5,058
 3/31/2003                     $ 13,163                          $  5,103
 4/30/2003                     $ 12,065                          $  5,541
 5/31/2003                     $ 11,077                          $  6,001
 6/30/2003                     $ 10,998                          $  6,020
 7/31/2003                     $ 10,299                          $  6,397
 8/31/2003                     $  9,772                          $  6,719
 9/30/2003                     $  9,986                          $  6,531
10/31/2003                     $  9,151                          $  7,095
11/30/2003                     $  9,058                          $  7,135
12/31/2003                     $  8,762                          $  7,353
 1/31/2004                     $  8,588                          $  7,479
 2/29/2004                     $  8,702                          $  7,366
 3/31/2004                     $  8,855                          $  7,206
 4/30/2004                     $  9,037                          $  7,020
 5/31/2004                     $  8,613                          $  7,345
 6/30/2004                     $  8,306                          $  7,598
 7/31/2004                     $  8,962                          $  7,015
 8/31/2004                     $  9,137                          $  6,856
 9/30/2004                     $  8,837                          $  7,077
10/31/2004                     $  8,377                          $  7,448
11/30/2004                     $  7,906                          $  7,872
12/31/2004                     $  7,668                          $  8,121
 1/31/2005                     $  8,174                          $  7,612
 2/28/2005                     $  8,213                          $  7,569
 3/31/2005                     $  8,374                          $  7,427
 4/30/2005                     $  8,741                          $  7,117
 5/31/2005                     $  8,049                          $  7,728
 6/30/2005                     $  8,331                          $  7,482
 7/31/2005                     $  7,767                          $  8,041
 8/31/2005                     $  7,896                          $  7,923
 9/30/2005                     $  7,824                          $  8,023
10/31/2005                     $  7,953                          $  7,911
11/30/2005                     $  7,521                          $  8,379
12/31/2005                     $  7,678                          $  8,242
 1/31/2006                     $  7,402                          $  8,570
 2/28/2006                     $  7,591                          $  8,369
 3/31/2006                     $  7,475                          $  8,534
 4/30/2006                     $  7,518                          $  8,520
 5/31/2006                     $  8,120                          $  7,913
 6/30/2006                     $  8,163                          $  7,891
 7/31/2006                     $  8,555                          $  7,561
 8/31/2006                     $  8,207                          $  7,914
 9/30/2006                     $  7,877                          $  8,286
10/31/2006                     $  7,547                          $  8,679
11/30/2006                     $  7,334                          $  8,973
12/31/2006                     $  7,520                          $  8,801
 1/31/2007                     $  7,408                          $  8,978
 2/28/2007                     $  7,557                          $  8,825
 3/31/2007                     $  7,550                          $  8,879

    DATE                  INVERSE OTC FUND INVESTOR CLASS    NASDAQ 100 INDEX*
  9/3/1998                            $ 10,000                    $ 10,000
 9/30/1998                            $  8,860                    $ 11,129
10/31/1998                            $  8,393                    $ 11,585
11/30/1998                            $  7,533                    $ 12,887
12/31/1998                            $  6,359                    $ 15,187
 1/31/1999                            $  5,405                    $ 17,595
 2/28/1999                            $  5,899                    $ 15,925
 3/31/1999                            $  5,365                    $ 17,423
 4/30/1999                            $  5,238                    $ 17,671
 5/31/1999                            $  5,331                    $ 17,285
 6/30/1999                            $  4,804                    $ 18,998
 7/31/1999                            $  4,851                    $ 18,784
 8/31/1999                            $  4,577                    $ 19,826
 9/30/1999                            $  4,531                    $ 19,917
10/31/1999                            $  4,124                    $ 21,816
11/30/1999                            $  3,650                    $ 24,539
12/31/1999                            $  2,905                    $ 30,670
 1/31/2000                            $  2,952                    $ 29,530
 2/29/2000                            $  2,443                    $ 35,294
 3/31/2000                            $  2,339                    $ 36,377
 4/30/2000                            $  2,567                    $ 31,210
 5/31/2000                            $  2,813                    $ 27,495
 6/30/2000                            $  2,455                    $ 31,132
 7/31/2000                            $  2,533                    $ 29,855
 8/31/2000                            $  2,243                    $ 33,728
 9/30/2000                            $  2,549                    $ 29,535
10/31/2000                            $  2,704                    $ 27,150
11/30/2000                            $  3,470                    $ 20,733
12/31/2000                            $  3,589                    $ 19,370
 1/31/2001                            $  3,082                    $ 21,448
 2/28/2001                            $  4,101                    $ 15,785
 3/31/2001                            $  4,794                    $ 13,013
 4/30/2001                            $  3,873                    $ 15,345
 5/31/2001                            $  3,936                    $ 14,888
 6/30/2001                            $  3,844                    $ 15,160
 7/31/2001                            $  4,132                    $ 13,926
 8/31/2001                            $  4,691                    $ 12,157
 9/30/2001                            $  5,816                    $  9,664
10/31/2001                            $  4,867                    $ 11,289
11/30/2001                            $  4,125                    $ 13,202
12/31/2001                            $  4,132                    $ 13,045
 1/31/2002                            $  4,169                    $ 12,822
 2/28/2002                            $  4,715                    $ 11,243
 3/31/2002                            $  4,370                    $ 12,017
 4/30/2002                            $  4,928                    $ 10,563
 5/31/2002                            $  5,100                    $  9,995
 6/30/2002                            $  5,803                    $  8,697
 7/31/2002                            $  6,155                    $  7,958
 8/31/2002                            $  6,158                    $  7,795
 9/30/2002                            $  6,886                    $  6,886
10/31/2002                            $  5,690                    $  8,185
11/30/2002                            $  4,962                    $  9,232
12/31/2002                            $  5,597                    $  8,142
 1/31/2003                            $  5,543                    $  8,131
 2/28/2003                            $  5,363                    $  8,352
 3/31/2003                            $  5,260                    $  8,426
 4/30/2003                            $  4,826                    $  9,149
 5/31/2003                            $  4,434                    $  9,908
 6/30/2003                            $  4,408                    $  9,940
 7/31/2003                            $  4,131                    $ 10,562
 8/31/2003                            $  3,924                    $ 11,094
 9/30/2003                            $  4,011                    $ 10,784
10/31/2003                            $  3,681                    $ 11,716
11/30/2003                            $  3,646                    $ 11,781
12/31/2003                            $  3,531                    $ 12,142
 1/31/2004                            $  3,463                    $ 12,350
 2/29/2004                            $  3,511                    $ 12,162
 3/31/2004                            $  3,577                    $ 11,898
 4/30/2004                            $  3,653                    $ 11,591
 5/31/2004                            $  3,485                    $ 12,128
 6/30/2004                            $  3,365                    $ 12,545
 7/31/2004                            $  3,634                    $ 11,583
 8/31/2004                            $  3,708                    $ 11,321
 9/30/2004                            $  3,588                    $ 11,686
10/31/2004                            $  3,404                    $ 12,298
11/30/2004                            $  3,216                    $ 12,999
12/31/2004                            $  3,122                    $ 13,409
 1/31/2005                            $  3,330                    $ 12,570
 2/28/2005                            $  3,348                    $ 12,499
 3/31/2005                            $  3,418                    $ 12,263
 4/30/2005                            $  3,570                    $ 11,752
 5/31/2005                            $  3,291                    $ 12,760
 6/30/2005                            $  3,408                    $ 12,354
 7/31/2005                            $  3,180                    $ 13,277
 8/31/2005                            $  3,236                    $ 13,083
 9/30/2005                            $  3,209                    $ 13,248
10/31/2005                            $  3,265                    $ 13,062
11/30/2005                            $  3,091                    $ 13,835
12/31/2005                            $  3,158                    $ 13,608
 1/31/2006                            $  3,046                    $ 14,151
 2/28/2006                            $  3,127                    $ 13,818
 3/31/2006                            $  3,081                    $ 14,092
 4/30/2006                            $  3,101                    $ 14,068
 5/31/2006                            $  3,353                    $ 13,066
 6/30/2006                            $  3,374                    $ 13,030
 7/31/2006                            $  3,536                    $ 12,485
 8/31/2006                            $  3,395                    $ 13,067
 9/30/2006                            $  3,262                    $ 13,682
10/31/2006                            $  3,131                    $ 14,331
11/30/2006                            $  3,043                    $ 14,816
12/31/2006                            $  3,123                    $ 14,532
 1/31/2007                            $  3,079                    $ 14,825
 2/28/2007                            $  3,145                    $ 14,572
 3/31/2007                            $  3,143                    $ 14,660

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

---------------------------------------------------------------------------------------------
                                 INVESTOR CLASS                       ADVISOR CLASS
                                   (09/03/98)                           (08/01/03)
---------------------------------------------------------------------------------------------
                             ONE      FIVE       SINCE             ONE    FIVE      SINCE
                            YEAR      YEAR     INCEPTION          YEAR    YEAR   INCEPTION***
---------------------------------------------------------------------------------------------
INVERSE OTC FUND           2.01%     -6.38%     -12.63%           1.56%  -6.84%    -13.06%
NASDAQ 100 INDEX           4.54%      4.39%       4.78%           4.54%   4.39%      4.78%
---------------------------------------------------------------------------------------------

                               A-CLASS                               C-CLASS
                             (03/31/04)                            (03/07/01)
---------------------------------------------------------------------------------------------
                     ONE     ONE     SINCE      SINCE      ONE    ONE     FIVE       SINCE
                     YEAR   YEAR*  INCEPTION  INCEPTION*   YEAR  YEAR**   YEAR     INCEPTION
---------------------------------------------------------------------------------------------
INVERSE OTC FUND    1.79%  -3.05%    -4.45%     -5.99%    1.00%   0.00%  -7.36%     -4.53%
NASDAQ 100 INDEX    4.54%   4.54%     7.65%      7.65%    4.54%   4.54%   4.39%     -1.67%
---------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** REPRESENTS SYNTHETIC RETURNS THAT ARE BASED ON INVESTOR CLASS PERFORMANCE AND ADJUSTED FOR CLASS SPECIFIC FEES, AND ARE AS-OF THE COMMENCEMENT OF THE FUND; SEPTEMBER 3, 1998. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index.

INCEPTION: August 16, 2001

The cycle of small-cap and mid-cap stocks beating large-caps was broken at the end of the one-year period ended March 31, 2007. The S&P MidCap 400 Index gained 8.44%, while the larger stocks in the S&P 500 Index rose 11.83%. Still, strong performance was evident, with all economic sectors in positive territory for the year. Telecom stocks posted the best results, gaining 35.1%, whereas the healthcare sector was the laggard with a gain of 0.9%.

As investors grew wary of rising oil prices, mid-cap stocks suffered an initial bout of weakness. They subsequently rallied in July as positive catalysts emerged. Falling oil prices in the second half of the year, growing corporate profits, and an increasing appetite for risk and the cessation of interest rate hikes by the Federal Reserve drove these stocks higher.

Rydex Mid-Cap Advantage Fund H-Class returned 7.08% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of the S&P MidCap 400 Index for the year ended March 31, 2007.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                               MID-CAP ADVANTAGE FUND     S&P MIDCAP 400 INDEX
Other                                     3.1%                     3.3%
Financials                               13.6%                    17.0%
Industrials                              12.2%                    15.6%
Information Technology                   13.2%                    15.5%
Consumer Discretionary                   12.3%                    14.4%
Health Care                               9.1%                    11.0%
Energy                                    6.7%                     8.2%
Utilities                                 6.4%                     8.2%
Materials                                 5.1%                     6.8%
Futures Contracts                        55.0%
Equity Index Swap Agreements             12.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                          August 20, 2001
H-Class                                                          August 16, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Noble Energy, Inc.                                                          1.1%
Precision Castparts Corp.                                                   1.1%
Harris Corp.                                                                0.9%
Lam Research Corp.                                                          0.9%
GameStop Corp. -- Class A                                                   0.9%
Everest Re Group Ltd.                                                       0.8%
Lyondell Chemical Co.                                                       0.8%
Manpower, Inc.                                                              0.8%
AMB Property Corp.                                                          0.8%
American Eagle Outfitters, Inc.                                             0.8%
--------------------------------------------------------------------------------
Top Ten Total                                                               8.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     MID-CAP ADVANTAGE FUND
   DATE                     C-CLASS                  S&P MIDCAP 400 INDEX
 8/20/2001                  $ 10,000                       $ 10,000
 8/31/2001                  $  9,870                       $  9,940
 9/30/2001                  $  8,007                       $  8,704
10/31/2001                  $  8,390                       $  9,089
11/30/2001                  $  9,254                       $  9,765
12/31/2001                  $  9,870                       $ 10,269
 1/31/2002                  $  9,719                       $ 10,216
 2/28/2002                  $  9,629                       $ 10,229
 3/31/2002                  $ 10,599                       $ 10,960
 4/30/2002                  $ 10,457                       $ 10,909
 5/31/2002                  $ 10,143                       $ 10,725
 6/30/2002                  $  8,989                       $  9,940
 7/31/2002                  $  7,660                       $  8,977
 8/31/2002                  $  7,644                       $  9,022
 9/30/2002                  $  6,661                       $  8,295
10/31/2002                  $  7,036                       $  8,655
11/30/2002                  $  7,619                       $  9,155
12/31/2002                  $  7,110                       $  8,779
 1/31/2003                  $  6,766                       $  8,522
 2/28/2003                  $  6,491                       $  8,319
 3/31/2003                  $  6,503                       $  8,390
 4/30/2003                  $  7,188                       $  8,999
 5/31/2003                  $  8,128                       $  9,744
 6/30/2003                  $  8,251                       $  9,869
 7/31/2003                  $  8,653                       $ 10,219
 8/31/2003                  $  9,203                       $ 10,682
 9/30/2003                  $  8,985                       $ 10,519
10/31/2003                  $  9,945                       $ 11,314
11/30/2003                  $ 10,438                       $ 11,708
12/31/2003                  $ 10,655                       $ 11,906
 1/31/2004                  $ 10,979                       $ 12,164
 2/29/2004                  $ 11,336                       $ 12,456
 3/31/2004                  $ 11,389                       $ 12,509
 4/30/2004                  $ 10,794                       $ 12,098
 5/31/2004                  $ 11,073                       $ 12,349
 6/30/2004                  $ 11,422                       $ 12,630
 7/31/2004                  $ 10,565                       $ 12,041
 8/31/2004                  $ 10,483                       $ 12,010
 9/30/2004                  $ 10,930                       $ 12,365
10/31/2004                  $ 11,201                       $ 12,563
11/30/2004                  $ 12,198                       $ 13,311
12/31/2004                  $ 12,870                       $ 13,869
 1/31/2005                  $ 12,341                       $ 13,515
 2/28/2005                  $ 12,936                       $ 13,968
 3/31/2005                  $ 12,731                       $ 13,813
 4/30/2005                  $ 11,857                       $ 13,276
 5/31/2005                  $ 12,891                       $ 14,076
 6/30/2005                  $ 13,322                       $ 14,402
 7/31/2005                  $ 14,352                       $ 15,159
 8/31/2005                  $ 14,064                       $ 14,990
 9/30/2005                  $ 14,163                       $ 15,105
10/31/2005                  $ 13,617                       $ 14,780
11/30/2005                  $ 14,516                       $ 15,503
12/31/2005                  $ 14,548                       $ 15,610
 1/31/2006                  $ 15,795                       $ 16,530
 2/28/2006                  $ 15,592                       $ 16,391
 3/31/2006                  $ 16,090                       $ 16,800
 4/30/2006                  $ 16,376                       $ 17,037
 5/31/2006                  $ 15,136                       $ 16,268
 6/30/2006                  $ 15,099                       $ 16,272
 7/31/2006                  $ 14,332                       $ 15,808
 8/31/2006                  $ 14,572                       $ 15,989
 9/30/2006                  $ 14,660                       $ 16,096
10/31/2006                  $ 15,497                       $ 16,765
11/30/2006                  $ 16,069                       $ 17,305
12/31/2006                  $ 16,002                       $ 17,221
 1/31/2007                  $ 16,753                       $ 17,846
 2/28/2007                  $ 16,844                       $ 17,977
 3/31/2007                  $ 17,101                       $ 18,219

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     MID-CAP ADVANTAGE FUND
   DATE                     H-CLASS                  S&P MIDCAP 400 INDEX
 8/16/2001                  $ 10,000                       $ 10,000
 8/31/2001                  $  9,688                       $  9,822
 9/30/2001                  $  7,860                       $  8,600
10/31/2001                  $  8,240                       $  8,980
11/30/2001                  $  9,096                       $  9,648
12/31/2001                  $  9,708                       $ 10,147
 1/31/2002                  $  9,564                       $ 10,094
 2/28/2002                  $  9,472                       $ 10,107
 3/31/2002                  $ 10,432                       $ 10,829
 4/30/2002                  $ 10,300                       $ 10,778
 5/31/2002                  $  9,996                       $ 10,597
 6/30/2002                  $  8,864                       $  9,821
 7/31/2002                  $  7,560                       $  8,870
 8/31/2002                  $  7,552                       $  8,914
 9/30/2002                  $  6,584                       $  8,196
10/31/2002                  $  6,964                       $  8,551
11/30/2002                  $  7,548                       $  9,046
12/31/2002                  $  7,048                       $  8,674
 1/31/2003                  $  6,710                       $  8,421
 2/28/2003                  $  6,441                       $  8,220
 3/31/2003                  $  6,457                       $  8,290
 4/30/2003                  $  7,141                       $  8,891
 5/31/2003                  $  8,079                       $  9,628
 6/30/2003                  $  8,208                       $  9,751
 7/31/2003                  $  8,614                       $ 10,097
 8/31/2003                  $  9,162                       $ 10,555
 9/30/2003                  $  8,957                       $ 10,393
10/31/2003                  $  9,919                       $ 11,179
11/30/2003                  $ 10,410                       $ 11,569
12/31/2003                  $ 10,635                       $ 11,764
 1/31/2004                  $ 10,969                       $ 12,019
 2/29/2004                  $ 11,332                       $ 12,307
 3/31/2004                  $ 11,392                       $ 12,360
 4/30/2004                  $ 10,804                       $ 11,954
 5/31/2004                  $ 11,090                       $ 12,202
 6/30/2004                  $ 11,444                       $ 12,480
 7/31/2004                  $ 10,591                       $ 11,897
 8/31/2004                  $ 10,514                       $ 11,866
 9/30/2004                  $ 10,969                       $ 12,218
10/31/2004                  $ 11,251                       $ 12,413
11/30/2004                  $ 12,261                       $ 13,152
12/31/2004                  $ 12,946                       $ 13,703
 1/31/2005                  $ 12,422                       $ 13,353
 2/28/2005                  $ 13,022                       $ 13,801
 3/31/2005                  $ 12,825                       $ 13,648
 4/30/2005                  $ 11,951                       $ 13,118
 5/31/2005                  $ 13,002                       $ 13,908
 6/30/2005                  $ 13,449                       $ 14,231
 7/31/2005                  $ 14,496                       $ 14,978
 8/31/2005                  $ 14,214                       $ 14,811
 9/30/2005                  $ 14,326                       $ 14,925
10/31/2005                  $ 13,783                       $ 14,604
11/30/2005                  $ 14,701                       $ 15,318
12/31/2005                  $ 14,744                       $ 15,424
 1/31/2006                  $ 16,017                       $ 16,332
 2/28/2006                  $ 15,818                       $ 16,195
 3/31/2006                  $ 16,334                       $ 16,600
 4/30/2006                  $ 16,635                       $ 16,834
 5/31/2006                  $ 15,383                       $ 16,074
 6/30/2006                  $ 15,358                       $ 16,078
 7/31/2006                  $ 14,586                       $ 15,619
 8/31/2006                  $ 14,838                       $ 15,798
 9/30/2006                  $ 14,935                       $ 15,904
10/31/2006                  $ 15,801                       $ 16,565
11/30/2006                  $ 16,395                       $ 17,098
12/31/2006                  $ 16,338                       $ 17,015
 1/31/2007                  $ 17,112                       $ 17,633
 2/28/2007                  $ 17,212                       $ 17,763
 3/31/2007                  $ 17,490                       $ 18,002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

-----------------------------------------------------------------------------------------------------------------------------------
                                         A-CLASS                                 C-CLASS                          H-CLASS
                                       (03/31/04)                               (08/20/01)                       (08/16/01)
-----------------------------------------------------------------------------------------------------------------------------------
                          ONE     ONE       SINCE        SINCE       ONE    ONE      FIVE      SINCE      ONE     FIVE      SINCE
                          YEAR   YEAR*    INCEPTION   INCEPTION*    YEAR   YEAR**    YEAR    INCEPTION    YEAR    YEAR    INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
MID-CAP ADVANTAGE FUND   7.11%   2.02%     15.35%       13.49%     6.29%   5.29%    10.04%     10.04%    7.08%   10.89%     10.46%
S&P MIDCAP 400 INDEX     8.44%   8.44%     13.35%       13.35%     8.44%   8.44%    10.70%     11.28%    8.44%   10.70%     11.02%
-----------------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE MID-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index.

INCEPTION: February 20, 2004

The cycle of small-cap and mid-cap stocks beating large-caps was broken at the end of the one-year period ended March 31, 2007. The S&P MidCap 400 Index gained 8.44%, while the larger stocks in the S&P 500 Index rose 11.83%. Still, strong performance was evident, with all economic sectors in positive territory for the year. Telecom stocks posted the best results, gaining 35.1%, whereas the health care sector was the laggard with a gain of 0.9%.

As investors grew wary of rising oil prices, mid-cap stocks suffered an initial bout of weakness. They subsequently rallied in July as positive catalysts emerged. Falling oil prices in the second half of the year, growing corporate profits, an increasing appetite for risk and the cessation of interest rate hikes by the Federal Reserve drove these stocks higher.

Rydex Inverse Mid-Cap Fund H-Class returned -1.38% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of the inverse daily performance of the S&P MidCap 400 Index for the year ended March 31, 2007.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                           INVERSE MID-CAP FUND   S&P MIDCAP 400 INDEX
Other                                                                      3.3%
Financials                                                                17.0%
Industrials                                                               15.6%
Information Technology                                                    15.5%
Consumer Discretionary                                                    14.4%
Health Care                                                               11.0%
Energy                                                                     8.2%
Utilities                                                                  8.2%
Materials                                                                  6.8%
Futures Contracts Short Sales                     -23.9%
Equity Index Swap Agreements Short Sales          -76.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE MID-CAP FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     INVERSE MID-CAP FUND
   DATE                    C-CLASS                 S&P MIDCAP 400 INDEX
 2/20/2004                 $ 10,000                      $ 10,000
 2/21/2004                 $ 10,000                      $ 10,000
 2/22/2004                 $ 10,000                      $ 10,000
 2/23/2004                 $ 10,114                      $  9,882
 2/24/2004                 $ 10,100                      $  9,898
 2/25/2004                 $ 10,028                      $  9,961
 2/26/2004                 $  9,954                      $ 10,046
 2/27/2004                 $  9,912                      $ 10,085
 2/28/2004                 $  9,912                      $ 10,085
 2/29/2004                 $  9,912                      $ 10,085
  3/1/2004                 $  9,750                      $ 10,248
  3/2/2004                 $  9,796                      $ 10,212
  3/3/2004                 $  9,798                      $ 10,207
  3/4/2004                 $  9,742                      $ 10,264
  3/5/2004                 $  9,672                      $ 10,329
  3/6/2004                 $  9,672                      $ 10,329
  3/7/2004                 $  9,672                      $ 10,329
  3/8/2004                 $  9,770                      $ 10,230
  3/9/2004                 $  9,852                      $ 10,152
 3/10/2004                 $ 10,032                      $  9,976
 3/11/2004                 $ 10,160                      $  9,868
 3/12/2004                 $  9,984                      $ 10,025
 3/13/2004                 $  9,984                      $ 10,025
 3/14/2004                 $  9,984                      $ 10,025
 3/15/2004                 $ 10,146                      $  9,856
 3/16/2004                 $ 10,138                      $  9,869
 3/17/2004                 $  9,990                      $ 10,001
 3/18/2004                 $ 10,024                      $  9,964
 3/19/2004                 $ 10,056                      $  9,891
 3/20/2004                 $ 10,056                      $  9,891
 3/21/2004                 $ 10,056                      $  9,891
 3/22/2004                 $ 10,230                      $  9,724
 3/23/2004                 $ 10,206                      $  9,746
 3/24/2004                 $ 10,258                      $  9,695
 3/25/2004                 $ 10,068                      $  9,870
 3/26/2004                 $ 10,052                      $  9,884
 3/27/2004                 $ 10,052                      $  9,884
 3/28/2004                 $ 10,052                      $  9,884
 3/29/2004                 $  9,908                      $ 10,021
 3/30/2004                 $  9,836                      $ 10,085
 3/31/2004                 $  9,796                      $ 10,128
  4/1/2004                 $  9,708                      $ 10,213
  4/2/2004                 $  9,632                      $ 10,266
  4/3/2004                 $  9,632                      $ 10,266
  4/4/2004                 $  9,632                      $ 10,266
  4/5/2004                 $  9,596                      $ 10,350
  4/6/2004                 $  9,634                      $ 10,298
  4/7/2004                 $  9,630                      $ 10,300
  4/8/2004                 $  9,678                      $ 10,246
  4/9/2004                 $  9,678                      $ 10,246
 4/10/2004                 $  9,678                      $ 10,246
 4/11/2004                 $  9,678                      $ 10,246
 4/12/2004                 $  9,652                      $ 10,272
 4/13/2004                 $  9,836                      $ 10,091
 4/14/2004                 $  9,876                      $ 10,047
 4/15/2004                 $  9,896                      $ 10,030
 4/16/2004                 $  9,830                      $ 10,083
 4/17/2004                 $  9,830                      $ 10,083
 4/18/2004                 $  9,830                      $ 10,083
 4/19/2004                 $  9,794                      $ 10,121
 4/20/2004                 $  9,928                      $  9,979
 4/21/2004                 $  9,836                      $ 10,071
 4/22/2004                 $  9,658                      $ 10,241
 4/23/2004                 $  9,694                      $ 10,204
 4/24/2004                 $  9,694                      $ 10,204
 4/25/2004                 $  9,694                      $ 10,204
 4/26/2004                 $  9,722                      $ 10,162
 4/27/2004                 $  9,706                      $ 10,180
 4/28/2004                 $  9,852                      $ 10,021
 4/29/2004                 $ 10,004                      $  9,872
 4/30/2004                 $ 10,066                      $  9,796
  5/1/2004                 $ 10,066                      $  9,796
  5/2/2004                 $ 10,066                      $  9,796
  5/3/2004                 $  9,948                      $  9,887
  5/4/2004                 $  9,930                      $  9,910
  5/5/2004                 $  9,872                      $  9,959
  5/6/2004                 $ 10,002                      $  9,842
  5/7/2004                 $ 10,212                      $  9,631
  5/8/2004                 $ 10,212                      $  9,631
  5/9/2004                 $ 10,212                      $  9,631
 5/10/2004                 $ 10,394                      $  9,469
 5/11/2004                 $ 10,262                      $  9,593
 5/12/2004                 $ 10,276                      $  9,567
 5/13/2004                 $ 10,268                      $  9,580
 5/14/2004                 $ 10,310                      $  9,550
 5/15/2004                 $ 10,310                      $  9,550
 5/16/2004                 $ 10,310                      $  9,550
 5/17/2004                 $ 10,420                      $  9,438
 5/18/2004                 $ 10,328                      $  9,524
 5/19/2004                 $ 10,348                      $  9,499
 5/20/2004                 $ 10,350                      $  9,502
 5/21/2004                 $ 10,288                      $  9,550
 5/22/2004                 $ 10,288                      $  9,550
 5/23/2004                 $ 10,288                      $  9,550
 5/24/2004                 $ 10,180                      $  9,649
 5/25/2004                 $  9,982                      $  9,835
 5/26/2004                 $  9,924                      $  9,895
 5/27/2004                 $  9,874                      $  9,949
 5/28/2004                 $  9,826                      $  9,999
 5/29/2004                 $  9,826                      $  9,999
 5/30/2004                 $  9,826                      $  9,999
 5/31/2004                 $  9,826                      $  9,999
  6/1/2004                 $  9,788                      $ 10,031
  6/2/2004                 $  9,792                      $ 10,030
  6/3/2004                 $  9,928                      $  9,890
  6/4/2004                 $  9,860                      $  9,960
  6/5/2004                 $  9,860                      $  9,960
  6/6/2004                 $  9,860                      $  9,960
  6/7/2004                 $  9,696                      $ 10,129
  6/8/2004                 $  9,712                      $ 10,112
  6/9/2004                 $  9,836                      $  9,988
 6/10/2004                 $  9,806                      $ 10,014
 6/11/2004                 $  9,806                      $ 10,014
 6/12/2004                 $  9,806                      $ 10,014
 6/13/2004                 $  9,806                      $ 10,014
 6/14/2004                 $  9,932                      $  9,872
 6/15/2004                 $  9,804                      $  9,996
 6/16/2004                 $  9,790                      $ 10,014
 6/17/2004                 $  9,792                      $ 10,008
 6/18/2004                 $  9,804                      $ 10,008
 6/19/2004                 $  9,804                      $ 10,008
 6/20/2004                 $  9,804                      $ 10,008
 6/21/2004                 $  9,820                      $  9,982
 6/22/2004                 $  9,762                      $ 10,037
 6/23/2004                 $  9,674                      $ 10,127
 6/24/2004                 $  9,692                      $ 10,112
 6/25/2004                 $  9,642                      $ 10,158
 6/26/2004                 $  9,642                      $ 10,158
 6/27/2004                 $  9,642                      $ 10,158
 6/28/2004                 $  9,696                      $ 10,105
 6/29/2004                 $  9,666                      $ 10,135
 6/30/2004                 $  9,582                      $ 10,227
  7/1/2004                 $  9,704                      $ 10,099
  7/2/2004                 $  9,714                      $ 10,078
  7/3/2004                 $  9,714                      $ 10,078
  7/4/2004                 $  9,714                      $ 10,078
  7/5/2004                 $  9,714                      $ 10,078
  7/6/2004                 $  9,852                      $  9,939
  7/7/2004                 $  9,828                      $  9,968
  7/8/2004                 $  9,950                      $  9,847
  7/9/2004                 $  9,892                      $  9,895
 7/10/2004                 $  9,892                      $  9,895
 7/11/2004                 $  9,892                      $  9,895
 7/12/2004                 $  9,928                      $  9,870
 7/13/2004                 $  9,924                      $  9,880
 7/14/2004                 $  9,958                      $  9,847
 7/15/2004                 $  9,904                      $  9,898
 7/16/2004                 $  9,952                      $  9,829
 7/17/2004                 $  9,952                      $  9,829
 7/18/2004                 $  9,952                      $  9,829
 7/19/2004                 $  9,950                      $  9,839
 7/20/2004                 $  9,830                      $  9,955
 7/21/2004                 $ 10,026                      $  9,752
 7/22/2004                 $ 10,046                      $  9,733
 7/23/2004                 $ 10,174                      $  9,620
 7/24/2004                 $ 10,174                      $  9,620
 7/25/2004                 $ 10,174                      $  9,620
 7/26/2004                 $ 10,260                      $  9,536
 7/27/2004                 $ 10,120                      $  9,665
 7/28/2004                 $ 10,170                      $  9,616
 7/29/2004                 $ 10,036                      $  9,742
 7/30/2004                 $ 10,042                      $  9,749
 7/31/2004                 $ 10,042                      $  9,749
  8/1/2004                 $ 10,042                      $  9,749
  8/2/2004                 $ 10,016                      $  9,765
  8/3/2004                 $ 10,136                      $  9,659
  8/4/2004                 $ 10,168                      $  9,627
  8/5/2004                 $ 10,352                      $  9,446
  8/6/2004                 $ 10,524                      $  9,292
  8/7/2004                 $ 10,524                      $  9,292
  8/8/2004                 $ 10,524                      $  9,292
  8/9/2004                 $ 10,510                      $  9,307
 8/10/2004                 $ 10,336                      $  9,458
 8/11/2004                 $ 10,404                      $  9,399
 8/12/2004                 $ 10,548                      $  9,269
 8/13/2004                 $ 10,552                      $  9,262
 8/14/2004                 $ 10,552                      $  9,262
 8/15/2004                 $ 10,552                      $  9,262
 8/16/2004                 $ 10,380                      $  9,415
 8/17/2004                 $ 10,332                      $  9,458
 8/18/2004                 $ 10,180                      $  9,597
 8/19/2004                 $ 10,250                      $  9,533
 8/20/2004                 $ 10,116                      $  9,659
 8/21/2004                 $ 10,116                      $  9,659
 8/22/2004                 $ 10,116                      $  9,659
 8/23/2004                 $ 10,172                      $  9,605
 8/24/2004                 $ 10,158                      $  9,621
 8/25/2004                 $ 10,058                      $  9,710
 8/26/2004                 $ 10,060                      $  9,714
 8/27/2004                 $ 10,008                      $  9,762
 8/28/2004                 $ 10,008                      $  9,762
 8/29/2004                 $ 10,008                      $  9,762
 8/30/2004                 $ 10,124                      $  9,650
 8/31/2004                 $ 10,042                      $  9,724
  9/1/2004                 $  9,964                      $  9,805
  9/2/2004                 $  9,876                      $  9,892
  9/3/2004                 $  9,924                      $  9,846
  9/4/2004                 $  9,924                      $  9,846
  9/5/2004                 $  9,924                      $  9,846
  9/6/2004                 $  9,924                      $  9,846
  9/7/2004                 $  9,852                      $  9,920
  9/8/2004                 $  9,944                      $  9,827
  9/9/2004                 $  9,874                      $  9,897
 9/10/2004                 $  9,834                      $  9,937
 9/11/2004                 $  9,834                      $  9,937
 9/12/2004                 $  9,834                      $  9,937
 9/13/2004                 $  9,772                      $  9,999
 9/14/2004                 $  9,796                      $  9,976
 9/15/2004                 $  9,850                      $  9,922
 9/16/2004                 $  9,782                      $  9,991
 9/17/2004                 $  9,782                      $  9,990
 9/18/2004                 $  9,782                      $  9,990
 9/19/2004                 $  9,782                      $  9,990
 9/20/2004                 $  9,828                      $  9,945
 9/21/2004                 $  9,746                      $ 10,028
 9/22/2004                 $  9,868                      $  9,906
 9/23/2004                 $  9,894                      $  9,876
 9/24/2004                 $  9,848                      $  9,930
 9/25/2004                 $  9,848                      $  9,930
 9/26/2004                 $  9,848                      $  9,930
 9/27/2004                 $  9,932                      $  9,833
 9/28/2004                 $  9,866                      $  9,902
 9/29/2004                 $  9,822                      $  9,941
 9/30/2004                 $  9,758                      $ 10,012
 10/1/2004                 $  9,610                      $ 10,158
 10/2/2004                 $  9,610                      $ 10,158
 10/3/2004                 $  9,610                      $ 10,158
 10/4/2004                 $  9,582                      $ 10,189
 10/5/2004                 $  9,608                      $ 10,164
 10/6/2004                 $  9,546                      $ 10,229
 10/7/2004                 $  9,668                      $ 10,101
 10/8/2004                 $  9,736                      $ 10,031
 10/9/2004                 $  9,736                      $ 10,031
10/10/2004                 $  9,736                      $ 10,031
10/11/2004                 $  9,728                      $ 10,033
10/12/2004                 $  9,762                      $ 10,002
10/13/2004                 $  9,842                      $  9,918
10/14/2004                 $  9,910                      $  9,844
10/15/2004                 $  9,872                      $  9,882
10/16/2004                 $  9,872                      $  9,882
10/17/2004                 $  9,872                      $  9,882
10/18/2004                 $  9,824                      $  9,931
10/19/2004                 $  9,894                      $  9,859
10/20/2004                 $  9,848                      $  9,903
10/21/2004                 $  9,754                      $  9,998
10/22/2004                 $  9,842                      $  9,908
10/23/2004                 $  9,842                      $  9,908
10/24/2004                 $  9,842                      $  9,908
10/25/2004                 $  9,812                      $  9,937
10/26/2004                 $  9,728                      $ 10,006
10/27/2004                 $  9,588                      $ 10,161
10/28/2004                 $  9,602                      $ 10,150
10/29/2004                 $  9,584                      $ 10,172
10/30/2004                 $  9,584                      $ 10,172
10/31/2004                 $  9,584                      $ 10,172
 11/1/2004                 $  9,580                      $ 10,173
 11/2/2004                 $  9,594                      $ 10,161
 11/3/2004                 $  9,458                      $ 10,298
 11/4/2004                 $  9,322                      $ 10,447
 11/5/2004                 $  9,296                      $ 10,475
 11/6/2004                 $  9,296                      $ 10,475
 11/7/2004                 $  9,296                      $ 10,475
 11/8/2004                 $  9,324                      $ 10,438
 11/9/2004                 $  9,296                      $ 10,475
11/10/2004                 $  9,274                      $ 10,501
11/11/2004                 $  9,184                      $ 10,602
11/12/2004                 $  9,080                      $ 10,722
11/13/2004                 $  9,080                      $ 10,722
11/14/2004                 $  9,080                      $ 10,722
11/15/2004                 $  9,086                      $ 10,713
11/16/2004                 $  9,142                      $ 10,649
11/17/2004                 $  9,066                      $ 10,737
11/18/2004                 $  9,076                      $ 10,730
11/19/2004                 $  9,180                      $ 10,605
11/20/2004                 $  9,180                      $ 10,605
11/21/2004                 $  9,180                      $ 10,605
11/22/2004                 $  9,104                      $ 10,685
11/23/2004                 $  9,068                      $ 10,729
11/24/2004                 $  8,986                      $ 10,822
11/25/2004                 $  8,986                      $ 10,822
11/26/2004                 $  8,986                      $ 10,830
11/27/2004                 $  8,986                      $ 10,830
11/28/2004                 $  8,986                      $ 10,830
11/29/2004                 $  9,008                      $ 10,807
11/30/2004                 $  9,030                      $ 10,778
 12/1/2004                 $  8,906                      $ 10,921
 12/2/2004                 $  8,942                      $ 10,877
 12/3/2004                 $  8,926                      $ 10,907
 12/4/2004                 $  8,926                      $ 10,907
 12/5/2004                 $  8,926                      $ 10,907
 12/6/2004                 $  8,950                      $ 10,875
 12/7/2004                 $  9,064                      $ 10,723
 12/8/2004                 $  9,008                      $ 10,789
 12/9/2004                 $  8,978                      $ 10,836
12/10/2004                 $  8,968                      $ 10,850
12/11/2004                 $  8,968                      $ 10,850
12/12/2004                 $  8,968                      $ 10,850
12/13/2004                 $  8,904                      $ 10,927
12/14/2004                 $  8,818                      $ 11,029
12/15/2004                 $  8,764                      $ 11,099
12/16/2004                 $  8,818                      $ 11,031
12/17/2004                 $  8,824                      $ 11,027
12/18/2004                 $  8,824                      $ 11,027
12/19/2004                 $  8,824                      $ 11,027
12/20/2004                 $  8,860                      $ 10,977
12/21/2004                 $  8,764                      $ 11,093
12/22/2004                 $  8,730                      $ 11,130
12/23/2004                 $  8,722                      $ 11,143
12/24/2004                 $  8,722                      $ 11,143
12/25/2004                 $  8,722                      $ 11,143
12/26/2004                 $  8,722                      $ 11,143
12/27/2004                 $  8,790                      $ 11,076
12/28/2004                 $  8,684                      $ 11,212
12/29/2004                 $  8,666                      $ 11,222
12/30/2004                 $  8,650                      $ 11,249
12/31/2004                 $  8,666                      $ 11,229
  1/1/2005                 $  8,666                      $ 11,229
  1/2/2005                 $  8,666                      $ 11,229
  1/3/2005                 $  8,810                      $ 11,041
  1/4/2005                 $  8,948                      $ 10,869
  1/5/2005                 $  9,050                      $ 10,752
  1/6/2005                 $  9,010                      $ 10,803
  1/7/2005                 $  9,054                      $ 10,747
  1/8/2005                 $  9,054                      $ 10,747
  1/9/2005                 $  9,054                      $ 10,747
 1/10/2005                 $  9,002                      $ 10,809
 1/11/2005                 $  9,058                      $ 10,744
 1/12/2005                 $  9,038                      $ 10,771
 1/13/2005                 $  9,052                      $ 10,751
 1/14/2005                 $  8,980                      $ 10,845
 1/15/2005                 $  8,980                      $ 10,845
 1/16/2005                 $  8,980                      $ 10,845
 1/17/2005                 $  8,980                      $ 10,845
 1/18/2005                 $  8,896                      $ 10,944
 1/19/2005                 $  8,980                      $ 10,846
 1/20/2005                 $  9,024                      $ 10,793
 1/21/2005                 $  9,070                      $ 10,733
 1/22/2005                 $  9,070                      $ 10,733
 1/23/2005                 $  9,070                      $ 10,733
 1/24/2005                 $  9,126                      $ 10,668
 1/25/2005                 $  9,108                      $ 10,690
 1/26/2005                 $  9,014                      $ 10,799
 1/27/2005                 $  8,988                      $ 10,835
 1/28/2005                 $  9,032                      $ 10,784
 1/29/2005                 $  9,032                      $ 10,784
 1/30/2005                 $  9,032                      $ 10,784
 1/31/2005                 $  8,900                      $ 10,942
  2/1/2005                 $  8,832                      $ 11,025
  2/2/2005                 $  8,786                      $ 11,082
  2/3/2005                 $  8,804                      $ 11,060
  2/4/2005                 $  8,684                      $ 11,212
  2/5/2005                 $  8,684                      $ 11,212
  2/6/2005                 $  8,684                      $ 11,212
  2/7/2005                 $  8,702                      $ 11,189
  2/8/2005                 $  8,676                      $ 11,225
  2/9/2005                 $  8,788                      $ 11,078
 2/10/2005                 $  8,758                      $ 11,117
 2/11/2005                 $  8,668                      $ 11,232
 2/12/2005                 $  8,668                      $ 11,232
 2/13/2005                 $  8,668                      $ 11,232
 2/14/2005                 $  8,668                      $ 11,234
 2/15/2005                 $  8,650                      $ 11,258
 2/16/2005                 $  8,612                      $ 11,309
 2/17/2005                 $  8,676                      $ 11,225
 2/18/2005                 $  8,688                      $ 11,213
 2/19/2005                 $  8,688                      $ 11,213
 2/20/2005                 $  8,688                      $ 11,213
 2/21/2005                 $  8,688                      $ 11,213
 2/22/2005                 $  8,828                      $ 11,031
 2/23/2005                 $  8,776                      $ 11,094
 2/24/2005                 $  8,668                      $ 11,233
 2/25/2005                 $  8,560                      $ 11,368
 2/26/2005                 $  8,560                      $ 11,368
 2/27/2005                 $  8,560                      $ 11,368
 2/28/2005                 $  8,608                      $ 11,310
  3/1/2005                 $  8,534                      $ 11,405
  3/2/2005                 $  8,542                      $ 11,399
  3/3/2005                 $  8,546                      $ 11,393
  3/4/2005                 $  8,454                      $ 11,518
  3/5/2005                 $  8,454                      $ 11,518
  3/6/2005                 $  8,454                      $ 11,518
  3/7/2005                 $  8,412                      $ 11,575
  3/8/2005                 $  8,476                      $ 11,486
  3/9/2005                 $  8,570                      $ 11,362
 3/10/2005                 $  8,586                      $ 11,345
 3/11/2005                 $  8,586                      $ 11,343
 3/12/2005                 $  8,586                      $ 11,343
 3/13/2005                 $  8,586                      $ 11,343
 3/14/2005                 $  8,522                      $ 11,428
 3/15/2005                 $  8,564                      $ 11,377
 3/16/2005                 $  8,640                      $ 11,278
 3/17/2005                 $  8,624                      $ 11,302
 3/18/2005                 $  8,664                      $ 11,257
 3/19/2005                 $  8,664                      $ 11,257
 3/20/2005                 $  8,664                      $ 11,257
 3/21/2005                 $  8,674                      $ 11,237
 3/22/2005                 $  8,720                      $ 11,183
 3/23/2005                 $  8,782                      $ 11,101
 3/24/2005                 $  8,768                      $ 11,120
 3/25/2005                 $  8,768                      $ 11,120
 3/26/2005                 $  8,768                      $ 11,120
 3/27/2005                 $  8,768                      $ 11,120
 3/28/2005                 $  8,762                      $ 11,127
 3/29/2005                 $  8,860                      $ 11,003
 3/30/2005                 $  8,756                      $ 11,141
 3/31/2005                 $  8,724                      $ 11,184
  4/1/2005                 $  8,752                      $ 11,148
  4/2/2005                 $  8,752                      $ 11,148
  4/3/2005                 $  8,752                      $ 11,148
  4/4/2005                 $  8,740                      $ 11,163
  4/5/2005                 $  8,726                      $ 11,175
  4/6/2005                 $  8,714                      $ 11,196
  4/7/2005                 $  8,676                      $ 11,247
  4/8/2005                 $  8,768                      $ 11,130
  4/9/2005                 $  8,768                      $ 11,130
 4/10/2005                 $  8,768                      $ 11,130
 4/11/2005                 $  8,800                      $ 11,092
 4/12/2005                 $  8,758                      $ 11,147
 4/13/2005                 $  8,874                      $ 10,998
 4/14/2005                 $  9,002                      $ 10,842
 4/15/2005                 $  9,160                      $ 10,655
 4/16/2005                 $  9,160                      $ 10,655
 4/17/2005                 $  9,160                      $ 10,655
 4/18/2005                 $  9,104                      $ 10,720
 4/19/2005                 $  8,990                      $ 10,856
 4/20/2005                 $  9,128                      $ 10,684
 4/21/2005                 $  8,970                      $ 10,876
 4/22/2005                 $  9,048                      $ 10,777
 4/23/2005                 $  9,048                      $ 10,777
 4/24/2005                 $  9,048                      $ 10,777
 4/25/2005                 $  8,934                      $ 10,915
 4/26/2005                 $  9,028                      $ 10,803
 4/27/2005                 $  9,026                      $ 10,811
 4/28/2005                 $  9,142                      $ 10,673
 4/29/2005                 $  9,080                      $ 10,750
 4/30/2005                 $  9,080                      $ 10,750
  5/1/2005                 $  9,080                      $ 10,750
  5/2/2005                 $  9,008                      $ 10,830
  5/3/2005                 $  9,040                      $ 10,793
  5/4/2005                 $  8,920                      $ 10,940
  5/5/2005                 $  8,898                      $ 10,966
  5/6/2005                 $  8,876                      $ 10,999
  5/7/2005                 $  8,876                      $ 10,999
  5/8/2005                 $  8,876                      $ 10,999
  5/9/2005                 $  8,826                      $ 11,059
 5/10/2005                 $  8,890                      $ 10,982
 5/11/2005                 $  8,854                      $ 11,028
 5/12/2005                 $  8,978                      $ 10,876
 5/13/2005                 $  9,028                      $ 10,813
 5/14/2005                 $  9,028                      $ 10,813
 5/15/2005                 $  9,028                      $ 10,813
 5/16/2005                 $  8,912                      $ 10,955
 5/17/2005                 $  8,834                      $ 11,049
 5/18/2005                 $  8,692                      $ 11,226
 5/19/2005                 $  8,652                      $ 11,276
 5/20/2005                 $  8,658                      $ 11,272
 5/21/2005                 $  8,658                      $ 11,272
 5/22/2005                 $  8,658                      $ 11,272
 5/23/2005                 $  8,604                      $ 11,345
 5/24/2005                 $  8,610                      $ 11,337
 5/25/2005                 $  8,678                      $ 11,249
 5/26/2005                 $  8,594                      $ 11,361
 5/27/2005                 $  8,570                      $ 11,395
 5/28/2005                 $  8,570                      $ 11,395
 5/29/2005                 $  8,570                      $ 11,395
 5/30/2005                 $  8,570                      $ 11,395
 5/31/2005                 $  8,572                      $ 11,397
  6/1/2005                 $  8,502                      $ 11,490
  6/2/2005                 $  8,466                      $ 11,538
  6/3/2005                 $  8,516                      $ 11,476
  6/4/2005                 $  8,516                      $ 11,476
  6/5/2005                 $  8,516                      $ 11,476
  6/6/2005                 $  8,484                      $ 11,520
  6/7/2005                 $  8,482                      $ 11,524
  6/8/2005                 $  8,522                      $ 11,475
  6/9/2005                 $  8,458                      $ 11,565
 6/10/2005                 $  8,462                      $ 11,555
 6/11/2005                 $  8,462                      $ 11,555
 6/12/2005                 $  8,462                      $ 11,555
 6/13/2005                 $  8,430                      $ 11,602
 6/14/2005                 $  8,400                      $ 11,643
 6/15/2005                 $  8,376                      $ 11,679
 6/16/2005                 $  8,304                      $ 11,780
 6/17/2005                 $  8,292                      $ 11,800
 6/18/2005                 $  8,292                      $ 11,800
 6/19/2005                 $  8,292                      $ 11,800
 6/20/2005                 $  8,318                      $ 11,763
 6/21/2005                 $  8,344                      $ 11,725
 6/22/2005                 $  8,334                      $ 11,736
 6/23/2005                 $  8,412                      $ 11,631
 6/24/2005                 $  8,500                      $ 11,513
 6/25/2005                 $  8,500                      $ 11,513
 6/26/2005                 $  8,500                      $ 11,513
 6/27/2005                 $  8,486                      $ 11,533
 6/28/2005                 $  8,372                      $ 11,677
 6/29/2005                 $  8,356                      $ 11,709
 6/30/2005                 $  8,392                      $ 11,661
  7/1/2005                 $  8,336                      $ 11,746
  7/2/2005                 $  8,336                      $ 11,746
  7/3/2005                 $  8,336                      $ 11,746
  7/4/2005                 $  8,336                      $ 11,746
  7/5/2005                 $  8,254                      $ 11,859
  7/6/2005                 $  8,310                      $ 11,784
  7/7/2005                 $  8,286                      $ 11,828
  7/8/2005                 $  8,182                      $ 11,968
  7/9/2005                 $  8,182                      $ 11,968
 7/10/2005                 $  8,182                      $ 11,968
 7/11/2005                 $  8,116                      $ 12,067
 7/12/2005                 $  8,106                      $ 12,085
 7/13/2005                 $  8,130                      $ 12,051
 7/14/2005                 $  8,156                      $ 12,011
 7/15/2005                 $  8,146                      $ 12,031
 7/16/2005                 $  8,146                      $ 12,031
 7/17/2005                 $  8,146                      $ 12,031
 7/18/2005                 $  8,168                      $ 12,003
 7/19/2005                 $  8,078                      $ 12,132
 7/20/2005                 $  8,034                      $ 12,203
 7/21/2005                 $  8,112                      $ 12,084
 7/22/2005                 $  8,040                      $ 12,191
 7/23/2005                 $  8,040                      $ 12,191
 7/24/2005                 $  8,040                      $ 12,191
 7/25/2005                 $  8,088                      $ 12,121
 7/26/2005                 $  8,062                      $ 12,163
 7/27/2005                 $  8,040                      $ 12,193
 7/28/2005                 $  7,968                      $ 12,306
 7/29/2005                 $  7,992                      $ 12,274
 7/30/2005                 $  7,992                      $ 12,274
 7/31/2005                 $  7,992                      $ 12,274
  8/1/2005                 $  7,986                      $ 12,287
  8/2/2005                 $  7,944                      $ 12,353
  8/3/2005                 $  7,964                      $ 12,321
  8/4/2005                 $  8,040                      $ 12,206
  8/5/2005                 $  8,132                      $ 12,074
  8/6/2005                 $  8,132                      $ 12,074
  8/7/2005                 $  8,132                      $ 12,074
  8/8/2005                 $  8,174                      $ 12,012
  8/9/2005                 $  8,144                      $ 12,055
 8/10/2005                 $  8,136                      $ 12,072
 8/11/2005                 $  8,076                      $ 12,159
 8/12/2005                 $  8,098                      $ 12,135
 8/13/2005                 $  8,098                      $ 12,135
 8/14/2005                 $  8,098                      $ 12,135
 8/15/2005                 $  8,080                      $ 12,159
 8/16/2005                 $  8,190                      $ 11,995
 8/17/2005                 $  8,194                      $ 11,992
 8/18/2005                 $  8,210                      $ 11,965
 8/19/2005                 $  8,198                      $ 11,987
 8/20/2005                 $  8,198                      $ 11,987
 8/21/2005                 $  8,198                      $ 11,987
 8/22/2005                 $  8,172                      $ 12,021
 8/23/2005                 $  8,194                      $ 11,992
 8/24/2005                 $  8,204                      $ 11,978
 8/25/2005                 $  8,176                      $ 12,021
 8/26/2005                 $  8,256                      $ 11,909
 8/27/2005                 $  8,256                      $ 11,909
 8/28/2005                 $  8,256                      $ 11,909
 8/29/2005                 $  8,202                      $ 11,989
 8/30/2005                 $  8,232                      $ 11,943
 8/31/2005                 $  8,100                      $ 12,137
  9/1/2005                 $  8,102                      $ 12,136
  9/2/2005                 $  8,150                      $ 12,070
  9/3/2005                 $  8,150                      $ 12,070
  9/4/2005                 $  8,150                      $ 12,070
  9/5/2005                 $  8,150                      $ 12,070
  9/6/2005                 $  8,058                      $ 12,202
  9/7/2005                 $  8,024                      $ 12,258
  9/8/2005                 $  8,066                      $ 12,197
  9/9/2005                 $  8,004                      $ 12,296
 9/10/2005                 $  8,004                      $ 12,296
 9/11/2005                 $  8,004                      $ 12,296
 9/12/2005                 $  8,002                      $ 12,301
 9/13/2005                 $  8,060                      $ 12,213
 9/14/2005                 $  8,096                      $ 12,162
 9/15/2005                 $  8,096                      $ 12,160
 9/16/2005                 $  8,064                      $ 12,218
 9/17/2005                 $  8,064                      $ 12,218
 9/18/2005                 $  8,064                      $ 12,218
 9/19/2005                 $  8,104                      $ 12,151
 9/20/2005                 $  8,180                      $ 12,041
 9/21/2005                 $  8,284                      $ 11,886
 9/22/2005                 $  8,270                      $ 11,913
 9/23/2005                 $  8,236                      $ 11,962
 9/24/2005                 $  8,236                      $ 11,962
 9/25/2005                 $  8,236                      $ 11,962
 9/26/2005                 $  8,186                      $ 12,028
 9/27/2005                 $  8,198                      $ 12,016
 9/28/2005                 $  8,210                      $ 11,997
 9/29/2005                 $  8,108                      $ 12,146
 9/30/2005                 $  8,056                      $ 12,230
 10/1/2005                 $  8,056                      $ 12,230
 10/2/2005                 $  8,056                      $ 12,230
 10/3/2005                 $  8,008                      $ 12,300
 10/4/2005                 $  8,094                      $ 12,172
 10/5/2005                 $  8,284                      $ 11,889
 10/6/2005                 $  8,358                      $ 11,781
 10/7/2005                 $  8,326                      $ 11,832
 10/8/2005                 $  8,326                      $ 11,832
 10/9/2005                 $  8,326                      $ 11,832
10/10/2005                 $  8,386                      $ 11,746
10/11/2005                 $  8,434                      $ 11,679
10/12/2005                 $  8,540                      $ 11,529
10/13/2005                 $  8,580                      $ 11,480
10/14/2005                 $  8,466                      $ 11,634
10/15/2005                 $  8,466                      $ 11,634
10/16/2005                 $  8,466                      $ 11,634
10/17/2005                 $  8,428                      $ 11,688
10/18/2005                 $  8,530                      $ 11,546
10/19/2005                 $  8,418                      $ 11,704
10/20/2005                 $  8,530                      $ 11,548
10/21/2005                 $  8,448                      $ 11,653
10/22/2005                 $  8,448                      $ 11,653
10/23/2005                 $  8,448                      $ 11,653
10/24/2005                 $  8,284                      $ 11,879
10/25/2005                 $  8,304                      $ 11,853
10/26/2005                 $  8,346                      $ 11,795
10/27/2005                 $  8,492                      $ 11,589
10/28/2005                 $  8,364                      $ 11,782
10/29/2005                 $  8,364                      $ 11,782
10/30/2005                 $  8,364                      $ 11,782
10/31/2005                 $  8,234                      $ 11,967
 11/1/2005                 $  8,228                      $ 11,970
 11/2/2005                 $  8,104                      $ 12,180
 11/3/2005                 $  8,076                      $ 12,221
 11/4/2005                 $  8,090                      $ 12,205
 11/5/2005                 $  8,090                      $ 12,205
 11/6/2005                 $  8,090                      $ 12,205
 11/7/2005                 $  8,074                      $ 12,233
 11/8/2005                 $  8,132                      $ 12,146
 11/9/2005                 $  8,100                      $ 12,198
11/10/2005                 $  8,062                      $ 12,259
11/11/2005                 $  8,036                      $ 12,301
11/12/2005                 $  8,036                      $ 12,301
11/13/2005                 $  8,036                      $ 12,301
11/14/2005                 $  8,030                      $ 12,308
11/15/2005                 $  8,076                      $ 12,242
11/16/2005                 $  8,066                      $ 12,259
11/17/2005                 $  7,954                      $ 12,434
11/18/2005                 $  7,928                      $ 12,466
11/19/2005                 $  7,928                      $ 12,466
11/20/2005                 $  7,928                      $ 12,466
11/21/2005                 $  7,866                      $ 12,571
11/22/2005                 $  7,818                      $ 12,653
11/23/2005                 $  7,802                      $ 12,677
11/24/2005                 $  7,802                      $ 12,677
11/25/2005                 $  7,788                      $ 12,705
11/26/2005                 $  7,788                      $ 12,705
11/27/2005                 $  7,788                      $ 12,705
11/28/2005                 $  7,912                      $ 12,501
11/29/2005                 $  7,882                      $ 12,551
11/30/2005                 $  7,886                      $ 12,552
 12/1/2005                 $  7,760                      $ 12,754
 12/2/2005                 $  7,764                      $ 12,753
 12/3/2005                 $  7,764                      $ 12,753
 12/4/2005                 $  7,764                      $ 12,753
 12/5/2005                 $  7,800                      $ 12,699
 12/6/2005                 $  7,802                      $ 12,697
 12/7/2005                 $  7,836                      $ 12,646
 12/8/2005                 $  7,814                      $ 12,683
 12/9/2005                 $  7,782                      $ 12,743
12/10/2005                 $  7,782                      $ 12,743
12/11/2005                 $  7,782                      $ 12,743
12/12/2005                 $  7,776                      $ 12,754
12/13/2005                 $  7,766                      $ 12,774
12/14/2005                 $  7,732                      $ 12,831
12/15/2005                 $  7,770                      $ 12,770
12/16/2005                 $  7,814                      $ 12,704
12/17/2005                 $  7,814                      $ 12,704
12/18/2005                 $  7,814                      $ 12,704
12/19/2005                 $  7,904                      $ 12,563
12/20/2005                 $  7,880                      $ 12,602
12/21/2005                 $  7,826                      $ 12,691
12/22/2005                 $  7,777                      $ 12,772
12/23/2005                 $  7,757                      $ 12,815
12/24/2005                 $  7,757                      $ 12,815
12/25/2005                 $  7,757                      $ 12,815
12/26/2005                 $  7,757                      $ 12,815
12/27/2005                 $  7,852                      $ 12,656
12/28/2005                 $  7,801                      $ 12,742
12/29/2005                 $  7,826                      $ 12,710
12/30/2005                 $  7,870                      $ 12,639
12/31/2005                 $  7,870                      $ 12,639
  1/1/2006                 $  7,870                      $ 12,639
  1/2/2006                 $  7,870                      $ 12,639
  1/3/2006                 $  7,757                      $ 12,827
  1/4/2006                 $  7,704                      $ 12,915
  1/5/2006                 $  7,704                      $ 12,919
  1/6/2006                 $  7,618                      $ 13,064
  1/7/2006                 $  7,618                      $ 13,064
  1/8/2006                 $  7,618                      $ 13,064
  1/9/2006                 $  7,561                      $ 13,166
 1/10/2006                 $  7,537                      $ 13,211
 1/11/2006                 $  7,527                      $ 13,231
 1/12/2006                 $  7,580                      $ 13,139
 1/13/2006                 $  7,588                      $ 13,134
 1/14/2006                 $  7,588                      $ 13,134
 1/15/2006                 $  7,588                      $ 13,134
 1/16/2006                 $  7,588                      $ 13,134
 1/17/2006                 $  7,622                      $ 13,078
 1/18/2006                 $  7,643                      $ 13,050
 1/19/2006                 $  7,547                      $ 13,216
 1/20/2006                 $  7,677                      $ 12,996
 1/21/2006                 $  7,677                      $ 12,996
 1/22/2006                 $  7,677                      $ 12,996
 1/23/2006                 $  7,653                      $ 13,043
 1/24/2006                 $  7,586                      $ 13,156
 1/25/2006                 $  7,634                      $ 13,072
 1/26/2006                 $  7,549                      $ 13,222
 1/27/2006                 $  7,516                      $ 13,284
 1/28/2006                 $  7,516                      $ 13,284
 1/29/2006                 $  7,516                      $ 13,284
 1/30/2006                 $  7,506                      $ 13,307
 1/31/2006                 $  7,464                      $ 13,384
  2/1/2006                 $  7,453                      $ 13,400
  2/2/2006                 $  7,521                      $ 13,283
  2/3/2006                 $  7,545                      $ 13,241
  2/4/2006                 $  7,545                      $ 13,241
  2/5/2006                 $  7,545                      $ 13,241
  2/6/2006                 $  7,510                      $ 13,301
  2/7/2006                 $  7,614                      $ 13,128
  2/8/2006                 $  7,592                      $ 13,170
  2/9/2006                 $  7,622                      $ 13,118
 2/10/2006                 $  7,622                      $ 13,123
 2/11/2006                 $  7,622                      $ 13,123
 2/12/2006                 $  7,622                      $ 13,123
 2/13/2006                 $  7,679                      $ 13,023
 2/14/2006                 $  7,622                      $ 13,126
 2/15/2006                 $  7,598                      $ 13,169
 2/16/2006                 $  7,529                      $ 13,286
 2/17/2006                 $  7,539                      $ 13,284
 2/18/2006                 $  7,539                      $ 13,284
 2/19/2006                 $  7,539                      $ 13,284
 2/20/2006                 $  7,539                      $ 13,284
 2/21/2006                 $  7,559                      $ 13,251
 2/22/2006                 $  7,496                      $ 13,369
 2/23/2006                 $  7,514                      $ 13,333
 2/24/2006                 $  7,484                      $ 13,392
 2/25/2006                 $  7,484                      $ 13,392
 2/26/2006                 $  7,484                      $ 13,392
 2/27/2006                 $  7,472                      $ 13,422
 2/28/2006                 $  7,559                      $ 13,271
  3/1/2006                 $  7,447                      $ 13,470
  3/2/2006                 $  7,474                      $ 13,422
  3/3/2006                 $  7,504                      $ 13,380
  3/4/2006                 $  7,504                      $ 13,380
  3/5/2006                 $  7,504                      $ 13,380
  3/6/2006                 $  7,575                      $ 13,251
  3/7/2006                 $  7,665                      $ 13,098
  3/8/2006                 $  7,661                      $ 13,110
  3/9/2006                 $  7,698                      $ 13,048
 3/10/2006                 $  7,651                      $ 13,133
 3/11/2006                 $  7,651                      $ 13,133
 3/12/2006                 $  7,651                      $ 13,133
 3/13/2006                 $  7,616                      $ 13,193
 3/14/2006                 $  7,537                      $ 13,333
 3/15/2006                 $  7,486                      $ 13,426
 3/16/2006                 $  7,484                      $ 13,433
 3/17/2006                 $  7,470                      $ 13,469
 3/18/2006                 $  7,470                      $ 13,469
 3/19/2006                 $  7,470                      $ 13,469
 3/20/2006                 $  7,494                      $ 13,424
 3/21/2006                 $  7,559                      $ 13,310
 3/22/2006                 $  7,502                      $ 13,414
 3/23/2006                 $  7,492                      $ 13,431
 3/24/2006                 $  7,460                      $ 13,500
 3/25/2006                 $  7,460                      $ 13,500
 3/26/2006                 $  7,460                      $ 13,500
 3/27/2006                 $  7,464                      $ 13,494
 3/28/2006                 $  7,490                      $ 13,453
 3/29/2006                 $  7,409                      $ 13,594
 3/30/2006                 $  7,407                      $ 13,598
 3/31/2006                 $  7,411                      $ 13,603
  4/1/2006                 $  7,411                      $ 13,603
  4/2/2006                 $  7,411                      $ 13,603
  4/3/2006                 $  7,421                      $ 13,586
  4/4/2006                 $  7,398                      $ 13,630
  4/5/2006                 $  7,346                      $ 13,732
  4/6/2006                 $  7,342                      $ 13,739
  4/7/2006                 $  7,419                      $ 13,604
  4/8/2006                 $  7,419                      $ 13,604
  4/9/2006                 $  7,419                      $ 13,604
 4/10/2006                 $  7,445                      $ 13,556
 4/11/2006                 $  7,521                      $ 13,423
 4/12/2006                 $  7,500                      $ 13,463
 4/13/2006                 $  7,500                      $ 13,475
 4/14/2006                 $  7,500                      $ 13,475
 4/15/2006                 $  7,500                      $ 13,475
 4/16/2006                 $  7,500                      $ 13,475
 4/17/2006                 $  7,502                      $ 13,470
 4/18/2006                 $  7,337                      $ 13,771
 4/19/2006                 $  7,270                      $ 13,905
 4/20/2006                 $  7,266                      $ 13,911
 4/21/2006                 $  7,285                      $ 13,888
 4/22/2006                 $  7,285                      $ 13,888
 4/23/2006                 $  7,285                      $ 13,888
 4/24/2006                 $  7,313                      $ 13,835
 4/25/2006                 $  7,337                      $ 13,784
 4/26/2006                 $  7,366                      $ 13,735
 4/27/2006                 $  7,370                      $ 13,740
 4/28/2006                 $  7,344                      $ 13,794
 4/29/2006                 $  7,344                      $ 13,794
 4/30/2006                 $  7,344                      $ 13,794
  5/1/2006                 $  7,358                      $ 13,768
  5/2/2006                 $  7,323                      $ 13,834
  5/3/2006                 $  7,335                      $ 13,817
  5/4/2006                 $  7,297                      $ 13,897
  5/5/2006                 $  7,226                      $ 14,038
  5/6/2006                 $  7,226                      $ 14,038
  5/7/2006                 $  7,226                      $ 14,038
  5/8/2006                 $  7,215                      $ 14,061
  5/9/2006                 $  7,232                      $ 14,030
 5/10/2006                 $  7,248                      $ 14,004
 5/11/2006                 $  7,342                      $ 13,822
 5/12/2006                 $  7,474                      $ 13,580
 5/13/2006                 $  7,474                      $ 13,580
 5/14/2006                 $  7,474                      $ 13,580
 5/15/2006                 $  7,523                      $ 13,493
 5/16/2006                 $  7,543                      $ 13,461
 5/17/2006                 $  7,675                      $ 13,223
 5/18/2006                 $  7,748                      $ 13,100
 5/19/2006                 $  7,736                      $ 13,128
 5/20/2006                 $  7,736                      $ 13,128
 5/21/2006                 $  7,736                      $ 13,128
 5/22/2006                 $  7,797                      $ 13,025
 5/23/2006                 $  7,836                      $ 12,962
 5/24/2006                 $  7,852                      $ 12,942
 5/25/2006                 $  7,757                      $ 13,099
 5/26/2006                 $  7,712                      $ 13,186
 5/27/2006                 $  7,712                      $ 13,186
 5/28/2006                 $  7,712                      $ 13,186
 5/29/2006                 $  7,712                      $ 13,186
 5/30/2006                 $  7,834                      $ 12,976
 5/31/2006                 $  7,718                      $ 13,172
  6/1/2006                 $  7,600                      $ 13,372
  6/2/2006                 $  7,575                      $ 13,422
  6/3/2006                 $  7,575                      $ 13,422
  6/4/2006                 $  7,575                      $ 13,422
  6/5/2006                 $  7,765                      $ 13,095
  6/6/2006                 $  7,807                      $ 13,022
  6/7/2006                 $  7,872                      $ 12,915
  6/8/2006                 $  7,913                      $ 12,854
  6/9/2006                 $  7,931                      $ 12,830
 6/10/2006                 $  7,931                      $ 12,830
 6/11/2006                 $  7,931                      $ 12,830
 6/12/2006                 $  8,106                      $ 12,542
 6/13/2006                 $  8,239                      $ 12,338
 6/14/2006                 $  8,200                      $ 12,401
 6/15/2006                 $  7,938                      $ 12,799
 6/16/2006                 $  7,976                      $ 12,747
 6/17/2006                 $  7,976                      $ 12,747
 6/18/2006                 $  7,976                      $ 12,747
 6/19/2006                 $  8,104                      $ 12,542
 6/20/2006                 $  8,137                      $ 12,494
 6/21/2006                 $  7,990                      $ 12,722
 6/22/2006                 $  8,039                      $ 12,647
 6/23/2006                 $  7,970                      $ 12,764
 6/24/2006                 $  7,970                      $ 12,764
 6/25/2006                 $  7,970                      $ 12,764
 6/26/2006                 $  7,927                      $ 12,834
 6/27/2006                 $  8,003                      $ 12,714
 6/28/2006                 $  7,992                      $ 12,731
 6/29/2006                 $  7,759                      $ 13,107
 6/30/2006                 $  7,724                      $ 13,175
  7/1/2006                 $  7,724                      $ 13,175
  7/2/2006                 $  7,724                      $ 13,175
  7/3/2006                 $  7,669                      $ 13,271
  7/4/2006                 $  7,669                      $ 13,271
  7/5/2006                 $  7,777                      $ 13,067
  7/6/2006                 $  7,759                      $ 13,102
  7/7/2006                 $  7,836                      $ 12,980
  7/8/2006                 $  7,836                      $ 12,980
  7/9/2006                 $  7,836                      $ 12,980
 7/10/2006                 $  7,850                      $ 12,957
 7/11/2006                 $  7,824                      $ 13,007
 7/12/2006                 $  7,917                      $ 12,853
 7/13/2006                 $  8,058                      $ 12,630
 7/14/2006                 $  8,123                      $ 12,539
 7/15/2006                 $  8,123                      $ 12,539
 7/16/2006                 $  8,123                      $ 12,539
 7/17/2006                 $  8,180                      $ 12,451
 7/18/2006                 $  8,180                      $ 12,455
 7/19/2006                 $  7,982                      $ 12,756
 7/20/2006                 $  8,163                      $ 12,468
 7/21/2006                 $  8,292                      $ 12,285
 7/22/2006                 $  8,292                      $ 12,285
 7/23/2006                 $  8,292                      $ 12,285
 7/24/2006                 $  8,110                      $ 12,554
 7/25/2006                 $  8,013                      $ 12,706
 7/26/2006                 $  8,021                      $ 12,699
 7/27/2006                 $  8,104                      $ 12,570
 7/28/2006                 $  7,976                      $ 12,773
 7/29/2006                 $  7,976                      $ 12,773
 7/30/2006                 $  7,976                      $ 12,773
 7/31/2006                 $  7,962                      $ 12,799
  8/1/2006                 $  8,029                      $ 12,695
  8/2/2006                 $  7,978                      $ 12,779
  8/3/2006                 $  7,921                      $ 12,867
  8/4/2006                 $  7,962                      $ 12,812
  8/5/2006                 $  7,962                      $ 12,812
  8/6/2006                 $  7,962                      $ 12,812
  8/7/2006                 $  8,013                      $ 12,735
  8/8/2006                 $  8,084                      $ 12,626
  8/9/2006                 $  8,143                      $ 12,534
 8/10/2006                 $  8,094                      $ 12,613
 8/11/2006                 $  8,163                      $ 12,507
 8/12/2006                 $  8,163                      $ 12,507
 8/13/2006                 $  8,163                      $ 12,507
 8/14/2006                 $  8,163                      $ 12,513
 8/15/2006                 $  8,013                      $ 12,745
 8/16/2006                 $  7,903                      $ 12,927
 8/17/2006                 $  7,905                      $ 12,925
 8/18/2006                 $  7,895                      $ 12,951
 8/19/2006                 $  7,895                      $ 12,951
 8/20/2006                 $  7,895                      $ 12,951
 8/21/2006                 $  7,966                      $ 12,837
 8/22/2006                 $  7,958                      $ 12,851
 8/23/2006                 $  8,037                      $ 12,731
 8/24/2006                 $  8,062                      $ 12,700
 8/25/2006                 $  8,068                      $ 12,694
 8/26/2006                 $  8,068                      $ 12,694
 8/27/2006                 $  8,068                      $ 12,694
 8/28/2006                 $  8,005                      $ 12,792
 8/29/2006                 $  7,962                      $ 12,857
 8/30/2006                 $  7,948                      $ 12,888
 8/31/2006                 $  7,919                      $ 12,946
  9/1/2006                 $  7,883                      $ 13,009
  9/2/2006                 $  7,883                      $ 13,009
  9/3/2006                 $  7,883                      $ 13,009
  9/4/2006                 $  7,883                      $ 13,009
  9/5/2006                 $  7,852                      $ 13,062
  9/6/2006                 $  7,988                      $ 12,839
  9/7/2006                 $  8,039                      $ 12,760
  9/8/2006                 $  8,041                      $ 12,767
  9/9/2006                 $  8,041                      $ 12,767
 9/10/2006                 $  8,041                      $ 12,767
 9/11/2006                 $  8,051                      $ 12,750
 9/12/2006                 $  7,919                      $ 12,966
 9/13/2006                 $  7,850                      $ 13,083
 9/14/2006                 $  7,903                      $ 12,994
 9/15/2006                 $  7,917                      $ 12,983
 9/16/2006                 $  7,917                      $ 12,983
 9/17/2006                 $  7,917                      $ 12,983
 9/18/2006                 $  7,919                      $ 12,980
 9/19/2006                 $  7,950                      $ 12,935
 9/20/2006                 $  7,901                      $ 13,014
 9/21/2006                 $  7,958                      $ 12,926
 9/22/2006                 $  8,019                      $ 12,830
 9/23/2006                 $  8,019                      $ 12,830
 9/24/2006                 $  8,019                      $ 12,830
 9/25/2006                 $  7,944                      $ 12,955
 9/26/2006                 $  7,881                      $ 13,062
 9/27/2006                 $  7,858                      $ 13,100
 9/28/2006                 $  7,854                      $ 13,111
 9/29/2006                 $  7,905                      $ 13,033
 9/30/2006                 $  7,905                      $ 13,033
 10/1/2006                 $  7,905                      $ 13,033
 10/2/2006                 $  7,952                      $ 12,963
 10/3/2006                 $  7,976                      $ 12,927
 10/4/2006                 $  7,850                      $ 13,134
 10/5/2006                 $  7,754                      $ 13,290
 10/6/2006                 $  7,809                      $ 13,206
 10/7/2006                 $  7,809                      $ 13,206
 10/8/2006                 $  7,809                      $ 13,206
 10/9/2006                 $  7,765                      $ 13,280
10/10/2006                 $  7,740                      $ 13,331
10/11/2006                 $  7,759                      $ 13,303
10/12/2006                 $  7,643                      $ 13,501
10/13/2006                 $  7,608                      $ 13,564
10/14/2006                 $  7,608                      $ 13,564
10/15/2006                 $  7,608                      $ 13,564
10/16/2006                 $  7,555                      $ 13,664
10/17/2006                 $  7,643                      $ 13,550
10/18/2006                 $  7,659                      $ 13,521
10/19/2006                 $  7,624                      $ 13,584
10/20/2006                 $  7,683                      $ 13,490
10/21/2006                 $  7,683                      $ 13,490
10/22/2006                 $  7,683                      $ 13,490
10/23/2006                 $  7,647                      $ 13,557
10/24/2006                 $  7,628                      $ 13,591
10/25/2006                 $  7,596                      $ 13,651
10/26/2006                 $  7,533                      $ 13,771
10/27/2006                 $  7,622                      $ 13,612
10/28/2006                 $  7,622                      $ 13,612
10/29/2006                 $  7,622                      $ 13,612
10/30/2006                 $  7,606                      $ 13,639
10/31/2006                 $  7,655                      $ 13,574
 11/1/2006                 $  7,742                      $ 13,411
 11/2/2006                 $  7,752                      $ 13,404
 11/3/2006                 $  7,736                      $ 13,427
 11/4/2006                 $  7,736                      $ 13,427
 11/5/2006                 $  7,736                      $ 13,427
 11/6/2006                 $  7,653                      $ 13,580
 11/7/2006                 $  7,634                      $ 13,613
 11/8/2006                 $  7,588                      $ 13,694
 11/9/2006                 $  7,636                      $ 13,616
11/10/2006                 $  7,590                      $ 13,707
11/11/2006                 $  7,590                      $ 13,707
11/12/2006                 $  7,590                      $ 13,707
11/13/2006                 $  7,580                      $ 13,734
11/14/2006                 $  7,498                      $ 13,878
11/15/2006                 $  7,453                      $ 13,960
11/16/2006                 $  7,460                      $ 13,963
11/17/2006                 $  7,470                      $ 13,946
11/18/2006                 $  7,470                      $ 13,946
11/19/2006                 $  7,470                      $ 13,946
11/20/2006                 $  7,460                      $ 13,968
11/21/2006                 $  7,447                      $ 13,997
11/22/2006                 $  7,415                      $ 14,063
11/23/2006                 $  7,415                      $ 14,063
11/24/2006                 $  7,425                      $ 14,050
11/25/2006                 $  7,425                      $ 14,050
11/26/2006                 $  7,425                      $ 14,050
11/27/2006                 $  7,578                      $ 13,767
11/28/2006                 $  7,555                      $ 13,806
11/29/2006                 $  7,472                      $ 13,975
11/30/2006                 $  7,457                      $ 14,011
 12/1/2006                 $  7,462                      $ 14,014
 12/2/2006                 $  7,462                      $ 14,014
 12/3/2006                 $  7,462                      $ 14,014
 12/4/2006                 $  7,374                      $ 14,176
 12/5/2006                 $  7,358                      $ 14,207
 12/6/2006                 $  7,367                      $ 14,197
 12/7/2006                 $  7,400                      $ 14,135
 12/8/2006                 $  7,407                      $ 14,135
 12/9/2006                 $  7,407                      $ 14,135
12/10/2006                 $  7,407                      $ 14,135
12/11/2006                 $  7,413                      $ 14,117
12/12/2006                 $  7,455                      $ 14,046
12/13/2006                 $  7,447                      $ 14,067
12/14/2006                 $  7,389                      $ 14,179
12/15/2006                 $  7,418                      $ 14,140
12/16/2006                 $  7,418                      $ 14,140
12/17/2006                 $  7,418                      $ 14,140
12/18/2006                 $  7,491                      $ 13,996
12/19/2006                 $  7,488                      $ 14,006
12/20/2006                 $  7,484                      $ 14,017
12/21/2006                 $  7,519                      $ 13,955
12/22/2006                 $  7,557                      $ 13,902
12/23/2006                 $  7,557                      $ 13,902
12/24/2006                 $  7,557                      $ 13,902
12/25/2006                 $  7,557                      $ 13,902
12/26/2006                 $  7,517                      $ 13,977
12/27/2006                 $  7,451                      $ 14,101
12/28/2006                 $  7,482                      $ 14,050
12/29/2006                 $  7,548                      $ 13,943
12/30/2006                 $  7,548                      $ 13,943
12/31/2006                 $  7,548                      $ 13,943
  1/1/2007                 $  7,548                      $ 13,943
  1/2/2007                 $  7,548                      $ 13,943
  1/3/2007                 $  7,519                      $ 13,994
  1/4/2007                 $  7,504                      $ 14,026
  1/5/2007                 $  7,590                      $ 13,876
  1/6/2007                 $  7,590                      $ 13,876
  1/7/2007                 $  7,590                      $ 13,876
  1/8/2007                 $  7,588                      $ 13,888
  1/9/2007                 $  7,563                      $ 13,929
 1/10/2007                 $  7,539                      $ 13,977
 1/11/2007                 $  7,460                      $ 14,127
 1/12/2007                 $  7,413                      $ 14,227
 1/13/2007                 $  7,413                      $ 14,227
 1/14/2007                 $  7,413                      $ 14,227
 1/15/2007                 $  7,413                      $ 14,227
 1/16/2007                 $  7,427                      $ 14,205
 1/17/2007                 $  7,431                      $ 14,200
 1/18/2007                 $  7,504                      $ 14,067
 1/19/2007                 $  7,460                      $ 14,160
 1/20/2007                 $  7,460                      $ 14,160
 1/21/2007                 $  7,460                      $ 14,160
 1/22/2007                 $  7,497                      $ 14,093
 1/23/2007                 $  7,442                      $ 14,199
 1/24/2007                 $  7,367                      $ 14,342
 1/25/2007                 $  7,453                      $ 14,174
 1/26/2007                 $  7,440                      $ 14,209
 1/27/2007                 $  7,440                      $ 14,209
 1/28/2007                 $  7,440                      $ 14,209
 1/29/2007                 $  7,411                      $ 14,270
 1/30/2007                 $  7,369                      $ 14,353
 1/31/2007                 $  7,325                      $ 14,450
  2/1/2007                 $  7,257                      $ 14,586
  2/2/2007                 $  7,244                      $ 14,623
  2/3/2007                 $  7,244                      $ 14,623
  2/4/2007                 $  7,244                      $ 14,623
  2/5/2007                 $  7,244                      $ 14,627
  2/6/2007                 $  7,206                      $ 14,700
  2/7/2007                 $  7,180                      $ 14,758
  2/8/2007                 $  7,178                      $ 14,768
  2/9/2007                 $  7,231                      $ 14,664
 2/10/2007                 $  7,231                      $ 14,664
 2/11/2007                 $  7,231                      $ 14,664
 2/12/2007                 $  7,255                      $ 14,616
 2/13/2007                 $  7,189                      $ 14,753
 2/14/2007                 $  7,149                      $ 14,851
 2/15/2007                 $  7,131                      $ 14,889
 2/16/2007                 $  7,127                      $ 14,907
 2/17/2007                 $  7,127                      $ 14,907
 2/18/2007                 $  7,127                      $ 14,907
 2/19/2007                 $  7,127                      $ 14,907
 2/20/2007                 $  7,079                      $ 15,008
 2/21/2007                 $  7,063                      $ 15,047
 2/22/2007                 $  7,054                      $ 15,065
 2/23/2007                 $  7,061                      $ 15,065
 2/24/2007                 $  7,061                      $ 15,065
 2/25/2007                 $  7,061                      $ 15,065
 2/26/2007                 $  7,090                      $ 15,004
 2/27/2007                 $  7,319                      $ 14,543
 2/28/2007                 $  7,308                      $ 14,556
  3/1/2007                 $  7,323                      $ 14,528
  3/2/2007                 $  7,440                      $ 14,307
  3/3/2007                 $  7,440                      $ 14,307
  3/4/2007                 $  7,440                      $ 14,307
  3/5/2007                 $  7,572                      $ 14,053
  3/6/2007                 $  7,449                      $ 14,282
  3/7/2007                 $  7,433                      $ 14,315
  3/8/2007                 $  7,380                      $ 14,421
  3/9/2007                 $  7,361                      $ 14,471
 3/10/2007                 $  7,361                      $ 14,471
 3/11/2007                 $  7,361                      $ 14,471
 3/12/2007                 $  7,330                      $ 14,529
 3/13/2007                 $  7,480                      $ 14,242
 3/14/2007                 $  7,453                      $ 14,300
 3/15/2007                 $  7,405                      $ 14,398
 3/16/2007                 $  7,453                      $ 14,319
 3/17/2007                 $  7,453                      $ 14,319
 3/18/2007                 $  7,453                      $ 14,319
 3/19/2007                 $  7,374                      $ 14,470
 3/20/2007                 $  7,312                      $ 14,590
 3/21/2007                 $  7,209                      $ 14,800
 3/22/2007                 $  7,193                      $ 14,834
 3/23/2007                 $  7,178                      $ 14,873
 3/24/2007                 $  7,178                      $ 14,873
 3/25/2007                 $  7,178                      $ 14,873
 3/26/2007                 $  7,184                      $ 14,867
 3/27/2007                 $  7,217                      $ 14,796
 3/28/2007                 $  7,253                      $ 14,733
 3/29/2007                 $  7,255                      $ 14,734
 3/30/2007                 $  7,248                      $ 14,752
 3/31/2007                 $  7,248                      $ 14,752

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     INVERSE MID-CAP FUND
   DATE                    H-CLASS                 S&P MIDCAP 400 INDEX
 2/20/2004                 $ 10,000                      $ 10,000
 2/21/2004                 $ 10,000                      $ 10,000
 2/22/2004                 $ 10,000                      $ 10,000
 2/23/2004                 $ 10,114                      $  9,882
 2/24/2004                 $ 10,100                      $  9,898
 2/25/2004                 $ 10,028                      $  9,961
 2/26/2004                 $  9,954                      $ 10,046
 2/27/2004                 $  9,912                      $ 10,085
 2/28/2004                 $  9,912                      $ 10,085
 2/29/2004                 $  9,912                      $ 10,085
  3/1/2004                 $  9,752                      $ 10,248
  3/2/2004                 $  9,796                      $ 10,212
  3/3/2004                 $  9,798                      $ 10,207
  3/4/2004                 $  9,742                      $ 10,264
  3/5/2004                 $  9,672                      $ 10,329
  3/6/2004                 $  9,672                      $ 10,329
  3/7/2004                 $  9,672                      $ 10,329
  3/8/2004                 $  9,772                      $ 10,230
  3/9/2004                 $  9,852                      $ 10,152
 3/10/2004                 $ 10,032                      $  9,976
 3/11/2004                 $ 10,160                      $  9,868
 3/12/2004                 $  9,984                      $ 10,025
 3/13/2004                 $  9,984                      $ 10,025
 3/14/2004                 $  9,984                      $ 10,025
 3/15/2004                 $ 10,148                      $  9,856
 3/16/2004                 $ 10,142                      $  9,869
 3/17/2004                   $9,994                      $ 10,001
 3/18/2004                 $ 10,028                      $  9,964
 3/19/2004                 $ 10,060                      $  9,891
 3/20/2004                 $ 10,060                      $  9,891
 3/21/2004                 $ 10,060                      $  9,891
 3/22/2004                 $ 10,234                      $  9,724
 3/23/2004                 $ 10,210                      $  9,746
 3/24/2004                 $ 10,264                      $  9,695
 3/25/2004                 $ 10,074                      $  9,870
 3/26/2004                 $ 10,058                      $  9,884
 3/27/2004                 $ 10,058                      $  9,884
 3/28/2004                 $ 10,058                      $  9,884
 3/29/2004                 $  9,912                      $ 10,021
 3/30/2004                 $  9,842                      $ 10,085
 3/31/2004                 $  9,802                      $ 10,128
  4/1/2004                 $  9,712                      $ 10,213
  4/2/2004                 $  9,638                      $ 10,266
  4/3/2004                 $  9,638                      $ 10,266
  4/4/2004                 $  9,638                      $ 10,266
  4/5/2004                 $  9,602                      $ 10,350
  4/6/2004                 $  9,642                      $ 10,298
  4/7/2004                 $  9,636                      $ 10,300
  4/8/2004                 $  9,686                      $ 10,246
  4/9/2004                 $  9,686                      $ 10,246
 4/10/2004                 $  9,686                      $ 10,246
 4/11/2004                 $  9,686                      $ 10,246
 4/12/2004                 $  9,660                      $ 10,272
 4/13/2004                 $  9,844                      $ 10,091
 4/14/2004                 $  9,884                      $ 10,047
 4/15/2004                 $  9,904                      $ 10,030
 4/16/2004                 $  9,840                      $ 10,083
 4/17/2004                 $  9,840                      $ 10,083
 4/18/2004                 $  9,840                      $ 10,083
 4/19/2004                 $  9,804                      $ 10,121
 4/20/2004                 $  9,938                      $  9,979
 4/21/2004                 $  9,846                      $ 10,071
 4/22/2004                 $  9,668                      $ 10,241
 4/23/2004                 $  9,704                      $ 10,204
 4/24/2004                 $  9,704                      $ 10,204
 4/25/2004                 $  9,704                      $ 10,204
 4/26/2004                 $  9,734                      $ 10,162
 4/27/2004                 $  9,716                      $ 10,180
 4/28/2004                 $  9,864                      $ 10,021
 4/29/2004                 $ 10,016                      $  9,872
 4/30/2004                 $ 10,078                      $  9,796
  5/1/2004                 $ 10,078                      $  9,796
  5/2/2004                 $ 10,078                      $  9,796
  5/3/2004                 $  9,960                      $  9,887
  5/4/2004                 $  9,942                      $  9,910
  5/5/2004                 $  9,884                      $  9,959
  5/6/2004                 $ 10,014                      $  9,842
  5/7/2004                 $ 10,226                      $  9,631
  5/8/2004                 $ 10,226                      $  9,631
  5/9/2004                 $ 10,226                      $  9,631
 5/10/2004                 $ 10,408                      $  9,469
 5/11/2004                 $ 10,276                      $  9,593
 5/12/2004                 $ 10,290                      $  9,567
 5/13/2004                 $ 10,282                      $  9,580
 5/14/2004                 $ 10,326                      $  9,550
 5/15/2004                 $ 10,326                      $  9,550
 5/16/2004                 $ 10,326                      $  9,550
 5/17/2004                 $ 10,436                      $  9,438
 5/18/2004                 $ 10,344                      $  9,524
 5/19/2004                 $ 10,364                      $  9,499
 5/20/2004                 $ 10,366                      $  9,502
 5/21/2004                 $ 10,306                      $  9,550
 5/22/2004                 $ 10,306                      $  9,550
 5/23/2004                 $ 10,306                      $  9,550
 5/24/2004                 $ 10,198                      $  9,649
 5/25/2004                 $  9,998                      $  9,835
 5/26/2004                 $  9,942                      $  9,895
 5/27/2004                 $  9,894                      $  9,949
 5/28/2004                 $  9,846                      $  9,999
 5/29/2004                 $  9,846                      $  9,999
 5/30/2004                 $  9,846                      $  9,999
 5/31/2004                 $  9,846                      $  9,999
  6/1/2004                 $  9,808                      $ 10,031
  6/2/2004                 $  9,814                      $ 10,030
  6/3/2004                 $  9,950                      $  9,890
  6/4/2004                 $  9,882                      $  9,960
  6/5/2004                 $  9,882                      $  9,960
  6/6/2004                 $  9,882                      $  9,960
  6/7/2004                 $  9,720                      $ 10,129
  6/8/2004                 $  9,734                      $ 10,112
  6/9/2004                 $  9,858                      $  9,988
 6/10/2004                 $  9,828                      $ 10,014
 6/11/2004                 $  9,828                      $ 10,014
 6/12/2004                 $  9,828                      $ 10,014
 6/13/2004                 $  9,828                      $ 10,014
 6/14/2004                 $  9,956                      $  9,872
 6/15/2004                 $  9,828                      $  9,996
 6/16/2004                 $  9,814                      $ 10,014
 6/17/2004                 $  9,814                      $ 10,008
 6/18/2004                 $  9,826                      $ 10,008
 6/19/2004                 $  9,826                      $ 10,008
 6/20/2004                 $  9,826                      $ 10,008
 6/21/2004                 $  9,844                      $  9,982
 6/22/2004                 $  9,786                      $ 10,037
 6/23/2004                 $  9,698                      $ 10,127
 6/24/2004                 $  9,716                      $ 10,112
 6/25/2004                 $  9,666                      $ 10,158
 6/26/2004                 $  9,666                      $ 10,158
 6/27/2004                 $  9,666                      $ 10,158
 6/28/2004                 $  9,720                      $ 10,105
 6/29/2004                 $  9,690                      $ 10,135
 6/30/2004                 $  9,608                      $ 10,227
  7/1/2004                 $  9,730                      $ 10,099
  7/2/2004                 $  9,740                      $ 10,078
  7/3/2004                 $  9,740                      $ 10,078
  7/4/2004                 $  9,740                      $ 10,078
  7/5/2004                 $  9,740                      $ 10,078
  7/6/2004                 $  9,878                      $  9,939
  7/7/2004                 $  9,856                      $  9,968
  7/8/2004                 $  9,978                      $  9,847
  7/9/2004                 $  9,922                      $  9,895
 7/10/2004                 $  9,922                      $  9,895
 7/11/2004                 $  9,922                      $  9,895
 7/12/2004                 $  9,956                      $  9,870
 7/13/2004                 $  9,954                      $  9,880
 7/14/2004                 $  9,986                      $  9,847
 7/15/2004                 $  9,932                      $  9,898
 7/16/2004                 $  9,980                      $  9,829
 7/17/2004                 $  9,980                      $  9,829
 7/18/2004                 $  9,980                      $  9,829
 7/19/2004                 $  9,978                      $  9,839
 7/20/2004                 $  9,858                      $  9,955
 7/21/2004                 $ 10,056                      $  9,752
 7/22/2004                 $ 10,076                      $  9,733
 7/23/2004                 $ 10,206                      $  9,620
 7/24/2004                 $ 10,206                      $  9,620
 7/25/2004                 $ 10,206                      $  9,620
 7/26/2004                 $ 10,292                      $  9,536
 7/27/2004                 $ 10,150                      $  9,665
 7/28/2004                 $ 10,202                      $  9,616
 7/29/2004                 $ 10,068                      $  9,742
 7/30/2004                 $ 10,074                      $  9,749
 7/31/2004                 $ 10,074                      $  9,749
  8/1/2004                 $ 10,074                      $  9,749
  8/2/2004                 $ 10,048                      $  9,765
  8/3/2004                 $ 10,168                      $  9,659
  8/4/2004                 $ 10,200                      $  9,627
  8/5/2004                 $ 10,384                      $  9,446
  8/6/2004                 $ 10,560                      $  9,292
  8/7/2004                 $ 10,560                      $  9,292
  8/8/2004                 $ 10,560                      $  9,292
  8/9/2004                 $ 10,546                      $  9,307
 8/10/2004                 $ 10,370                      $  9,458
 8/11/2004                 $ 10,438                      $  9,399
 8/12/2004                 $ 10,584                      $  9,269
 8/13/2004                 $ 10,588                      $  9,262
 8/14/2004                 $ 10,588                      $  9,262
 8/15/2004                 $ 10,588                      $  9,262
 8/16/2004                 $ 10,416                      $  9,415
 8/17/2004                 $ 10,368                      $  9,458
 8/18/2004                 $ 10,216                      $  9,597
 8/19/2004                 $ 10,286                      $  9,533
 8/20/2004                 $ 10,152                      $  9,659
 8/21/2004                 $ 10,152                      $  9,659
 8/22/2004                 $ 10,152                      $  9,659
 8/23/2004                 $ 10,208                      $  9,605
 8/24/2004                 $ 10,194                      $  9,621
 8/25/2004                 $ 10,094                      $  9,710
 8/26/2004                 $ 10,096                      $  9,714
 8/27/2004                 $ 10,044                      $  9,762
 8/28/2004                 $ 10,044                      $  9,762
 8/29/2004                 $ 10,044                      $  9,762
 8/30/2004                 $ 10,162                      $  9,650
 8/31/2004                 $ 10,080                      $  9,724
  9/1/2004                 $ 10,002                      $  9,805
  9/2/2004                 $  9,914                      $  9,892
  9/3/2004                 $  9,964                      $  9,846
  9/4/2004                 $  9,964                      $  9,846
  9/5/2004                 $  9,964                      $  9,846
  9/6/2004                 $  9,964                      $  9,846
  9/7/2004                 $  9,890                      $  9,920
  9/8/2004                 $  9,984                      $  9,827
  9/9/2004                 $  9,912                      $  9,897
 9/10/2004                 $  9,874                      $  9,937
 9/11/2004                 $  9,874                      $  9,937
 9/12/2004                 $  9,874                      $  9,937
 9/13/2004                 $  9,812                      $  9,999
 9/14/2004                 $  9,836                      $  9,976
 9/15/2004                 $  9,890                      $  9,922
 9/16/2004                 $  9,822                      $  9,991
 9/17/2004                 $  9,826                      $  9,990
 9/18/2004                 $  9,826                      $  9,990
 9/19/2004                 $  9,826                      $  9,990
 9/20/2004                 $  9,870                      $  9,945
 9/21/2004                 $  9,788                      $ 10,028
 9/22/2004                 $  9,912                      $  9,906
 9/23/2004                 $  9,938                      $  9,876
 9/24/2004                 $  9,890                      $  9,930
 9/25/2004                 $  9,890                      $  9,930
 9/26/2004                 $  9,890                      $  9,930
 9/27/2004                 $  9,974                      $  9,833
 9/28/2004                 $  9,908                      $  9,902
 9/29/2004                 $  9,866                      $  9,941
 9/30/2004                 $  9,800                      $ 10,012
 10/1/2004                 $  9,654                      $ 10,158
 10/2/2004                 $  9,654                      $ 10,158
 10/3/2004                 $  9,654                      $ 10,158
 10/4/2004                 $  9,624                      $ 10,189
 10/5/2004                 $  9,650                      $ 10,164
 10/6/2004                 $  9,588                      $ 10,229
 10/7/2004                 $  9,710                      $ 10,101
 10/8/2004                 $  9,780                      $ 10,031
 10/9/2004                 $  9,780                      $ 10,031
10/10/2004                 $  9,780                      $ 10,031
10/11/2004                 $  9,772                      $ 10,033
10/12/2004                 $  9,806                      $ 10,002
10/13/2004                 $  9,886                      $  9,918
10/14/2004                 $  9,954                      $  9,844
10/15/2004                 $  9,916                      $  9,882
10/16/2004                 $  9,916                      $  9,882
10/17/2004                 $  9,916                      $  9,882
10/18/2004                 $  9,870                      $  9,931
10/19/2004                 $  9,940                      $  9,859
10/20/2004                 $  9,894                      $  9,903
10/21/2004                 $  9,800                      $  9,998
10/22/2004                 $  9,890                      $  9,908
10/23/2004                 $  9,890                      $  9,908
10/24/2004                 $  9,890                      $  9,908
10/25/2004                 $  9,860                      $  9,937
10/26/2004                 $  9,776                      $ 10,006
10/27/2004                 $  9,636                      $ 10,161
10/28/2004                 $  9,650                      $ 10,150
10/29/2004                 $  9,634                      $ 10,172
10/30/2004                 $  9,634                      $ 10,172
10/31/2004                 $  9,634                      $ 10,172
 11/1/2004                 $  9,632                      $ 10,173
 11/2/2004                 $  9,644                      $ 10,161
 11/3/2004                 $  9,508                      $ 10,298
 11/4/2004                 $  9,372                      $ 10,447
 11/5/2004                 $  9,346                      $ 10,475
 11/6/2004                 $  9,346                      $ 10,475
 11/7/2004                 $  9,346                      $ 10,475
 11/8/2004                 $  9,376                      $ 10,438
 11/9/2004                 $  9,348                      $ 10,475
11/10/2004                 $  9,326                      $ 10,501
11/11/2004                 $  9,236                      $ 10,602
11/12/2004                 $  9,132                      $ 10,722
11/13/2004                 $  9,132                      $ 10,722
11/14/2004                 $  9,132                      $ 10,722
11/15/2004                 $  9,138                      $ 10,713
11/16/2004                 $  9,194                      $ 10,649
11/17/2004                 $  9,118                      $ 10,737
11/18/2004                 $  9,128                      $ 10,730
11/19/2004                 $  9,232                      $ 10,605
11/20/2004                 $  9,232                      $ 10,605
11/21/2004                 $  9,232                      $ 10,605
11/22/2004                 $  9,156                      $ 10,685
11/23/2004                 $  9,120                      $ 10,729
11/24/2004                 $  9,038                      $ 10,822
11/25/2004                 $  9,038                      $ 10,822
11/26/2004                 $  9,038                      $ 10,830
11/27/2004                 $  9,038                      $ 10,830
11/28/2004                 $  9,038                      $ 10,830
11/29/2004                 $  9,062                      $ 10,807
11/30/2004                 $  9,084                      $ 10,778
 12/1/2004                 $  8,958                      $ 10,921
 12/2/2004                 $  8,996                      $ 10,877
 12/3/2004                 $  8,980                      $ 10,907
 12/4/2004                 $  8,980                      $ 10,907
 12/5/2004                 $  8,980                      $ 10,907
 12/6/2004                 $  9,004                      $ 10,875
 12/7/2004                 $  9,118                      $ 10,723
 12/8/2004                 $  9,062                      $ 10,789
 12/9/2004                 $  9,032                      $ 10,836
12/10/2004                 $  9,022                      $ 10,850
12/11/2004                 $  9,022                      $ 10,850
12/12/2004                 $  9,022                      $ 10,850
12/13/2004                 $  8,960                      $ 10,927
12/14/2004                 $  8,874                      $ 11,029
12/15/2004                 $  8,818                      $ 11,099
12/16/2004                 $  8,874                      $ 11,031
12/17/2004                 $  8,880                      $ 11,027
12/18/2004                 $  8,880                      $ 11,027
12/19/2004                 $  8,880                      $ 11,027
12/20/2004                 $  8,918                      $ 10,977
12/21/2004                 $  8,820                      $ 11,093
12/22/2004                 $  8,788                      $ 11,130
12/23/2004                 $  8,780                      $ 11,143
12/24/2004                 $  8,780                      $ 11,143
12/25/2004                 $  8,780                      $ 11,143
12/26/2004                 $  8,780                      $ 11,143
12/27/2004                 $  8,848                      $ 11,076
12/28/2004                 $  8,742                      $ 11,212
12/29/2004                 $  8,724                      $ 11,222
12/30/2004                 $  8,710                      $ 11,249
12/31/2004                 $  8,728                      $ 11,229
  1/1/2005                 $  8,728                      $ 11,229
  1/2/2005                 $  8,728                      $ 11,229
  1/3/2005                 $  8,872                      $ 11,041
  1/4/2005                 $  9,010                      $ 10,869
  1/5/2005                 $  9,114                      $ 10,752
  1/6/2005                 $  9,074                      $ 10,803
  1/7/2005                 $  9,118                      $ 10,747
  1/8/2005                 $  9,118                      $ 10,747
  1/9/2005                 $  9,118                      $ 10,747
 1/10/2005                 $  9,066                      $ 10,809
 1/11/2005                 $  9,122                      $ 10,744
 1/12/2005                 $  9,102                      $ 10,771
 1/13/2005                 $  9,116                      $ 10,751
 1/14/2005                 $  9,044                      $ 10,845
 1/15/2005                 $  9,044                      $ 10,845
 1/16/2005                 $  9,044                      $ 10,845
 1/17/2005                 $  9,044                      $ 10,845
 1/18/2005                 $  8,960                      $ 10,944
 1/19/2005                 $  9,044                      $ 10,846
 1/20/2005                 $  9,090                      $ 10,793
 1/21/2005                 $  9,136                      $ 10,733
 1/22/2005                 $  9,136                      $ 10,733
 1/23/2005                 $  9,136                      $ 10,733
 1/24/2005                 $  9,192                      $ 10,668
 1/25/2005                 $  9,174                      $ 10,690
 1/26/2005                 $  9,080                      $ 10,799
 1/27/2005                 $  9,054                      $ 10,835
 1/28/2005                 $  9,100                      $ 10,784
 1/29/2005                 $  9,100                      $ 10,784
 1/30/2005                 $  9,100                      $ 10,784
 1/31/2005                 $  8,966                      $ 10,942
  2/1/2005                 $  8,898                      $ 11,025
  2/2/2005                 $  8,852                      $ 11,082
  2/3/2005                 $  8,870                      $ 11,060
  2/4/2005                 $  8,752                      $ 11,212
  2/5/2005                 $  8,752                      $ 11,212
  2/6/2005                 $  8,752                      $ 11,212
  2/7/2005                 $  8,768                      $ 11,189
  2/8/2005                 $  8,742                      $ 11,225
  2/9/2005                 $  8,858                      $ 11,078
 2/10/2005                 $  8,828                      $ 11,117
 2/11/2005                 $  8,738                      $ 11,232
 2/12/2005                 $  8,738                      $ 11,232
 2/13/2005                 $  8,738                      $ 11,232
 2/14/2005                 $  8,738                      $ 11,234
 2/15/2005                 $  8,720                      $ 11,258
 2/16/2005                 $  8,682                      $ 11,309
 2/17/2005                 $  8,746                      $ 11,225
 2/18/2005                 $  8,760                      $ 11,213
 2/19/2005                 $  8,760                      $ 11,213
 2/20/2005                 $  8,760                      $ 11,213
 2/21/2005                 $  8,760                      $ 11,213
 2/22/2005                 $  8,900                      $ 11,031
 2/23/2005                 $  8,848                      $ 11,094
 2/24/2005                 $  8,738                      $ 11,233
 2/25/2005                 $  8,632                      $ 11,368
 2/26/2005                 $  8,632                      $ 11,368
 2/27/2005                 $  8,632                      $ 11,368
 2/28/2005                 $  8,682                      $ 11,310
  3/1/2005                 $  8,608                      $ 11,405
  3/2/2005                 $  8,614                      $ 11,399
  3/3/2005                 $  8,620                      $ 11,393
  3/4/2005                 $  8,528                      $ 11,518
  3/5/2005                 $  8,528                      $ 11,518
  3/6/2005                 $  8,528                      $ 11,518
  3/7/2005                 $  8,484                      $ 11,575
  3/8/2005                 $  8,550                      $ 11,486
  3/9/2005                 $  8,642                      $ 11,362
 3/10/2005                 $  8,660                      $ 11,345
 3/11/2005                 $  8,660                      $ 11,343
 3/12/2005                 $  8,660                      $ 11,343
 3/13/2005                 $  8,660                      $ 11,343
 3/14/2005                 $  8,596                      $ 11,428
 3/15/2005                 $  8,638                      $ 11,377
 3/16/2005                 $  8,714                      $ 11,278
 3/17/2005                 $  8,698                      $ 11,302
 3/18/2005                 $  8,740                      $ 11,257
 3/19/2005                 $  8,740                      $ 11,257
 3/20/2005                 $  8,740                      $ 11,257
 3/21/2005                 $  8,750                      $ 11,237
 3/22/2005                 $  8,796                      $ 11,183
 3/23/2005                 $  8,860                      $ 11,101
 3/24/2005                 $  8,846                      $ 11,120
 3/25/2005                 $  8,846                      $ 11,120
 3/26/2005                 $  8,846                      $ 11,120
 3/27/2005                 $  8,846                      $ 11,120
 3/28/2005                 $  8,838                      $ 11,127
 3/29/2005                 $  8,940                      $ 11,003
 3/30/2005                 $  8,834                      $ 11,141
 3/31/2005                 $  8,802                      $ 11,184
  4/1/2005                 $  8,830                      $ 11,148
  4/2/2005                 $  8,830                      $ 11,148
  4/3/2005                 $  8,830                      $ 11,148
  4/4/2005                 $  8,820                      $ 11,163
  4/5/2005                 $  8,804                      $ 11,175
  4/6/2005                 $  8,792                      $ 11,196
  4/7/2005                 $  8,754                      $ 11,247
  4/8/2005                 $  8,850                      $ 11,130
  4/9/2005                 $  8,850                      $ 11,130
 4/10/2005                 $  8,850                      $ 11,130
 4/11/2005                 $  8,882                      $ 11,092
 4/12/2005                 $  8,840                      $ 11,147
 4/13/2005                 $  8,958                      $ 10,998
 4/14/2005                 $  9,088                      $ 10,842
 4/15/2005                 $  9,246                      $ 10,655
 4/16/2005                 $  9,246                      $ 10,655
 4/17/2005                 $  9,246                      $ 10,655
 4/18/2005                 $  9,192                      $ 10,720
 4/19/2005                 $  9,074                      $ 10,856
 4/20/2005                 $  9,216                      $ 10,684
 4/21/2005                 $  9,054                      $ 10,876
 4/22/2005                 $  9,136                      $ 10,777
 4/23/2005                 $  9,136                      $ 10,777
 4/24/2005                 $  9,136                      $ 10,777
 4/25/2005                 $  9,020                      $ 10,915
 4/26/2005                 $  9,114                      $ 10,803
 4/27/2005                 $  9,114                      $ 10,811
 4/28/2005                 $  9,232                      $ 10,673
 4/29/2005                 $  9,168                      $ 10,750
 4/30/2005                 $  9,168                      $ 10,750
  5/1/2005                 $  9,168                      $ 10,750
  5/2/2005                 $  9,096                      $ 10,830
  5/3/2005                 $  9,128                      $ 10,793
  5/4/2005                 $  9,008                      $ 10,940
  5/5/2005                 $  8,986                      $ 10,966
  5/6/2005                 $  8,964                      $ 10,999
  5/7/2005                 $  8,964                      $ 10,999
  5/8/2005                 $  8,964                      $ 10,999
  5/9/2005                 $  8,914                      $ 11,059
 5/10/2005                 $  8,980                      $ 10,982
 5/11/2005                 $  8,942                      $ 11,028
 5/12/2005                 $  9,066                      $ 10,876
 5/13/2005                 $  9,120                      $ 10,813
 5/14/2005                 $  9,120                      $ 10,813
 5/15/2005                 $  9,120                      $ 10,813
 5/16/2005                 $  9,002                      $ 10,955
 5/17/2005                 $  8,924                      $ 11,049
 5/18/2005                 $  8,780                      $ 11,226
 5/19/2005                 $  8,740                      $ 11,276
 5/20/2005                 $  8,748                      $ 11,272
 5/21/2005                 $  8,748                      $ 11,272
 5/22/2005                 $  8,748                      $ 11,272
 5/23/2005                 $  8,692                      $ 11,345
 5/24/2005                 $  8,698                      $ 11,337
 5/25/2005                 $  8,768                      $ 11,249
 5/26/2005                 $  8,682                      $ 11,361
 5/27/2005                 $  8,658                      $ 11,395
 5/28/2005                 $  8,658                      $ 11,395
 5/29/2005                 $  8,658                      $ 11,395
 5/30/2005                 $  8,658                      $ 11,395
 5/31/2005                 $  8,660                      $ 11,397
  6/1/2005                 $  8,592                      $ 11,490
  6/2/2005                 $  8,554                      $ 11,538
  6/3/2005                 $  8,606                      $ 11,476
  6/4/2005                 $  8,606                      $ 11,476
  6/5/2005                 $  8,606                      $ 11,476
  6/6/2005                 $  8,572                      $ 11,520
  6/7/2005                 $  8,570                      $ 11,524
  6/8/2005                 $  8,610                      $ 11,475
  6/9/2005                 $  8,548                      $ 11,565
 6/10/2005                 $  8,550                      $ 11,555
 6/11/2005                 $  8,550                      $ 11,555
 6/12/2005                 $  8,550                      $ 11,555
 6/13/2005                 $  8,518                      $ 11,602
 6/14/2005                 $  8,488                      $ 11,643
 6/15/2005                 $  8,466                      $ 11,679
 6/16/2005                 $  8,392                      $ 11,780
 6/17/2005                 $  8,380                      $ 11,800
 6/18/2005                 $  8,380                      $ 11,800
 6/19/2005                 $  8,380                      $ 11,800
 6/20/2005                 $  8,406                      $ 11,763
 6/21/2005                 $  8,434                      $ 11,725
 6/22/2005                 $  8,426                      $ 11,736
 6/23/2005                 $  8,504                      $ 11,631
 6/24/2005                 $  8,594                      $ 11,513
 6/25/2005                 $  8,594                      $ 11,513
 6/26/2005                 $  8,594                      $ 11,513
 6/27/2005                 $  8,580                      $ 11,533
 6/28/2005                 $  8,464                      $ 11,677
 6/29/2005                 $  8,448                      $ 11,709
 6/30/2005                 $  8,484                      $ 11,661
  7/1/2005                 $  8,430                      $ 11,746
  7/2/2005                 $  8,430                      $ 11,746
  7/3/2005                 $  8,430                      $ 11,746
  7/4/2005                 $  8,430                      $ 11,746
  7/5/2005                 $  8,346                      $ 11,859
  7/6/2005                 $  8,404                      $ 11,784
  7/7/2005                 $  8,380                      $ 11,828
  7/8/2005                 $  8,276                      $ 11,968
  7/9/2005                 $  8,276                      $ 11,968
 7/10/2005                 $  8,276                      $ 11,968
 7/11/2005                 $  8,208                      $ 12,067
 7/12/2005                 $  8,198                      $ 12,085
 7/13/2005                 $  8,224                      $ 12,051
 7/14/2005                 $  8,250                      $ 12,011
 7/15/2005                 $  8,240                      $ 12,031
 7/16/2005                 $  8,240                      $ 12,031
 7/17/2005                 $  8,240                      $ 12,031
 7/18/2005                 $  8,262                      $ 12,003
 7/19/2005                 $  8,172                      $ 12,132
 7/20/2005                 $  8,128                      $ 12,203
 7/21/2005                 $  8,206                      $ 12,084
 7/22/2005                 $  8,134                      $ 12,191
 7/23/2005                 $  8,134                      $ 12,191
 7/24/2005                 $  8,134                      $ 12,191
 7/25/2005                 $  8,182                      $ 12,121
 7/26/2005                 $  8,156                      $ 12,163
 7/27/2005                 $  8,134                      $ 12,193
 7/28/2005                 $  8,060                      $ 12,306
 7/29/2005                 $  8,086                      $ 12,274
 7/30/2005                 $  8,086                      $ 12,274
 7/31/2005                 $  8,086                      $ 12,274
  8/1/2005                 $  8,080                      $ 12,287
  8/2/2005                 $  8,038                      $ 12,353
  8/3/2005                 $  8,058                      $ 12,321
  8/4/2005                 $  8,136                      $ 12,206
  8/5/2005                 $  8,228                      $ 12,074
  8/6/2005                 $  8,228                      $ 12,074
  8/7/2005                 $  8,228                      $ 12,074
  8/8/2005                 $  8,272                      $ 12,012
  8/9/2005                 $  8,242                      $ 12,055
 8/10/2005                 $  8,234                      $ 12,072
 8/11/2005                 $  8,172                      $ 12,159
 8/12/2005                 $  8,196                      $ 12,135
 8/13/2005                 $  8,196                      $ 12,135
 8/14/2005                 $  8,196                      $ 12,135
 8/15/2005                 $  8,178                      $ 12,159
 8/16/2005                 $  8,290                      $ 11,995
 8/17/2005                 $  8,294                      $ 11,992
 8/18/2005                 $  8,310                      $ 11,965
 8/19/2005                 $  8,298                      $ 11,987
 8/20/2005                 $  8,298                      $ 11,987
 8/21/2005                 $  8,298                      $ 11,987
 8/22/2005                 $  8,274                      $ 12,021
 8/23/2005                 $  8,296                      $ 11,992
 8/24/2005                 $  8,306                      $ 11,978
 8/25/2005                 $  8,278                      $ 12,021
 8/26/2005                 $  8,360                      $ 11,909
 8/27/2005                 $  8,360                      $ 11,909
 8/28/2005                 $  8,360                      $ 11,909
 8/29/2005                 $  8,304                      $ 11,989
 8/30/2005                 $  8,334                      $ 11,943
 8/31/2005                 $  8,200                      $ 12,137
  9/1/2005                 $  8,202                      $ 12,136
  9/2/2005                 $  8,252                      $ 12,070
  9/3/2005                 $  8,252                      $ 12,070
  9/4/2005                 $  8,252                      $ 12,070
  9/5/2005                 $  8,252                      $ 12,070
  9/6/2005                 $  8,158                      $ 12,202
  9/7/2005                 $  8,126                      $ 12,258
  9/8/2005                 $  8,168                      $ 12,197
  9/9/2005                 $  8,106                      $ 12,296
 9/10/2005                 $  8,106                      $ 12,296
 9/11/2005                 $  8,106                      $ 12,296
 9/12/2005                 $  8,102                      $ 12,301
 9/13/2005                 $  8,162                      $ 12,213
 9/14/2005                 $  8,198                      $ 12,162
 9/15/2005                 $  8,198                      $ 12,160
 9/16/2005                 $  8,168                      $ 12,218
 9/17/2005                 $  8,168                      $ 12,218
 9/18/2005                 $  8,168                      $ 12,218
 9/19/2005                 $  8,208                      $ 12,151
 9/20/2005                 $  8,284                      $ 12,041
 9/21/2005                 $  8,390                      $ 11,886
 9/22/2005                 $  8,376                      $ 11,913
 9/23/2005                 $  8,342                      $ 11,962
 9/24/2005                 $  8,342                      $ 11,962
 9/25/2005                 $  8,342                      $ 11,962
 9/26/2005                 $  8,290                      $ 12,028
 9/27/2005                 $  8,304                      $ 12,016
 9/28/2005                 $  8,316                      $ 11,997
 9/29/2005                 $  8,214                      $ 12,146
 9/30/2005                 $  8,160                      $ 12,230
 10/1/2005                 $  8,160                      $ 12,230
 10/2/2005                 $  8,160                      $ 12,230
 10/3/2005                 $  8,114                      $ 12,300
 10/4/2005                 $  8,200                      $ 12,172
 10/5/2005                 $  8,392                      $ 11,889
 10/6/2005                 $  8,466                      $ 11,781
 10/7/2005                 $  8,434                      $ 11,832
 10/8/2005                 $  8,434                      $ 11,832
 10/9/2005                 $  8,434                      $ 11,832
10/10/2005                 $  8,496                      $ 11,746
10/11/2005                 $  8,544                      $ 11,679
10/12/2005                 $  8,652                      $ 11,529
10/13/2005                 $  8,692                      $ 11,480
10/14/2005                 $  8,578                      $ 11,634
10/15/2005                 $  8,578                      $ 11,634
10/16/2005                 $  8,578                      $ 11,634
10/17/2005                 $  8,538                      $ 11,688
10/18/2005                 $  8,644                      $ 11,546
10/19/2005                 $  8,530                      $ 11,704
10/20/2005                 $  8,644                      $ 11,548
10/21/2005                 $  8,560                      $ 11,653
10/22/2005                 $  8,560                      $ 11,653
10/23/2005                 $  8,560                      $ 11,653
10/24/2005                 $  8,394                      $ 11,879
10/25/2005                 $  8,414                      $ 11,853
10/26/2005                 $  8,458                      $ 11,795
10/27/2005                 $  8,606                      $ 11,589
10/28/2005                 $  8,476                      $ 11,782
10/29/2005                 $  8,476                      $ 11,782
10/30/2005                 $  8,476                      $ 11,782
10/31/2005                 $  8,346                      $ 11,967
 11/1/2005                 $  8,340                      $ 11,970
 11/2/2005                 $  8,212                      $ 12,180
 11/3/2005                 $  8,186                      $ 12,221
 11/4/2005                 $  8,200                      $ 12,205
 11/5/2005                 $  8,200                      $ 12,205
 11/6/2005                 $  8,200                      $ 12,205
 11/7/2005                 $  8,184                      $ 12,233
 11/8/2005                 $  8,244                      $ 12,146
 11/9/2005                 $  8,212                      $ 12,198
11/10/2005                 $  8,172                      $ 12,259
11/11/2005                 $  8,146                      $ 12,301
11/12/2005                 $  8,146                      $ 12,301
11/13/2005                 $  8,146                      $ 12,301
11/14/2005                 $  8,140                      $ 12,308
11/15/2005                 $  8,188                      $ 12,242
11/16/2005                 $  8,176                      $ 12,259
11/17/2005                 $  8,064                      $ 12,434
11/18/2005                 $  8,038                      $ 12,466
11/19/2005                 $  8,038                      $ 12,466
11/20/2005                 $  8,038                      $ 12,466
11/21/2005                 $  7,976                      $ 12,571
11/22/2005                 $  7,926                      $ 12,653
11/23/2005                 $  7,912                      $ 12,677
11/24/2005                 $  7,912                      $ 12,677
11/25/2005                 $  7,898                      $ 12,705
11/26/2005                 $  7,898                      $ 12,705
11/27/2005                 $  7,898                      $ 12,705
11/28/2005                 $  8,024                      $ 12,501
11/29/2005                 $  7,994                      $ 12,551
11/30/2005                 $  7,996                      $ 12,552
 12/1/2005                 $  7,870                      $ 12,754
 12/2/2005                 $  7,874                      $ 12,753
 12/3/2005                 $  7,874                      $ 12,753
 12/4/2005                 $  7,874                      $ 12,753
 12/5/2005                 $  7,910                      $ 12,699
 12/6/2005                 $  7,912                      $ 12,697
 12/7/2005                 $  7,948                      $ 12,646
 12/8/2005                 $  7,926                      $ 12,683
 12/9/2005                 $  7,892                      $ 12,743
12/10/2005                 $  7,892                      $ 12,743
12/11/2005                 $  7,892                      $ 12,743
12/12/2005                 $  7,886                      $ 12,754
12/13/2005                 $  7,876                      $ 12,774
12/14/2005                 $  7,842                      $ 12,831
12/15/2005                 $  7,882                      $ 12,770
12/16/2005                 $  7,928                      $ 12,704
12/17/2005                 $  7,928                      $ 12,704
12/18/2005                 $  7,928                      $ 12,704
12/19/2005                 $  8,018                      $ 12,563
12/20/2005                 $  7,994                      $ 12,602
12/21/2005                 $  7,940                      $ 12,691
12/22/2005                 $  7,891                      $ 12,772
12/23/2005                 $  7,869                      $ 12,815
12/24/2005                 $  7,869                      $ 12,815
12/25/2005                 $  7,869                      $ 12,815
12/26/2005                 $  7,869                      $ 12,815
12/27/2005                 $  7,966                      $ 12,656
12/28/2005                 $  7,915                      $ 12,742
12/29/2005                 $  7,940                      $ 12,710
12/30/2005                 $  7,986                      $ 12,639
12/31/2005                 $  7,986                      $ 12,639
  1/1/2006                 $  7,986                      $ 12,639
  1/2/2006                 $  7,986                      $ 12,639
  1/3/2006                 $  7,871                      $ 12,827
  1/4/2006                 $  7,816                      $ 12,915
  1/5/2006                 $  7,816                      $ 12,919
  1/6/2006                 $  7,730                      $ 13,064
  1/7/2006                 $  7,730                      $ 13,064
  1/8/2006                 $  7,730                      $ 13,064
  1/9/2006                 $  7,673                      $ 13,166
 1/10/2006                 $  7,647                      $ 13,211
 1/11/2006                 $  7,639                      $ 13,231
 1/12/2006                 $  7,692                      $ 13,139
 1/13/2006                 $  7,702                      $ 13,134
 1/14/2006                 $  7,702                      $ 13,134
 1/15/2006                 $  7,702                      $ 13,134
 1/16/2006                 $  7,702                      $ 13,134
 1/17/2006                 $  7,734                      $ 13,078
 1/18/2006                 $  7,757                      $ 13,050
 1/19/2006                 $  7,661                      $ 13,216
 1/20/2006                 $  7,793                      $ 12,996
 1/21/2006                 $  7,793                      $ 12,996
 1/22/2006                 $  7,793                      $ 12,996
 1/23/2006                 $  7,767                      $ 13,043
 1/24/2006                 $  7,700                      $ 13,156
 1/25/2006                 $  7,751                      $ 13,072
 1/26/2006                 $  7,665                      $ 13,222
 1/27/2006                 $  7,631                      $ 13,284
 1/28/2006                 $  7,631                      $ 13,284
 1/29/2006                 $  7,631                      $ 13,284
 1/30/2006                 $  7,620                      $ 13,307
 1/31/2006                 $  7,578                      $ 13,384
  2/1/2006                 $  7,568                      $ 13,400
  2/2/2006                 $  7,635                      $ 13,283
  2/3/2006                 $  7,661                      $ 13,241
  2/4/2006                 $  7,661                      $ 13,241
  2/5/2006                 $  7,661                      $ 13,241
  2/6/2006                 $  7,626                      $ 13,301
  2/7/2006                 $  7,730                      $ 13,128
  2/8/2006                 $  7,708                      $ 13,170
  2/9/2006                 $  7,738                      $ 13,118
 2/10/2006                 $  7,740                      $ 13,123
 2/11/2006                 $  7,740                      $ 13,123
 2/12/2006                 $  7,740                      $ 13,123
 2/13/2006                 $  7,797                      $ 13,023
 2/14/2006                 $  7,740                      $ 13,126
 2/15/2006                 $  7,716                      $ 13,169
 2/16/2006                 $  7,645                      $ 13,286
 2/17/2006                 $  7,657                      $ 13,284
 2/18/2006                 $  7,657                      $ 13,284
 2/19/2006                 $  7,657                      $ 13,284
 2/20/2006                 $  7,657                      $ 13,284
 2/21/2006                 $  7,677                      $ 13,251
 2/22/2006                 $  7,614                      $ 13,369
 2/23/2006                 $  7,635                      $ 13,333
 2/24/2006                 $  7,604                      $ 13,392
 2/25/2006                 $  7,604                      $ 13,392
 2/26/2006                 $  7,604                      $ 13,392
 2/27/2006                 $  7,590                      $ 13,422
 2/28/2006                 $  7,679                      $ 13,271
  3/1/2006                 $  7,565                      $ 13,470
  3/2/2006                 $  7,594                      $ 13,422
  3/3/2006                 $  7,624                      $ 13,380
  3/4/2006                 $  7,624                      $ 13,380
  3/5/2006                 $  7,624                      $ 13,380
  3/6/2006                 $  7,698                      $ 13,251
  3/7/2006                 $  7,787                      $ 13,098
  3/8/2006                 $  7,783                      $ 13,110
  3/9/2006                 $  7,822                      $ 13,048
 3/10/2006                 $  7,773                      $ 13,133
 3/11/2006                 $  7,773                      $ 13,133
 3/12/2006                 $  7,773                      $ 13,133
 3/13/2006                 $  7,738                      $ 13,193
 3/14/2006                 $  7,659                      $ 13,333
 3/15/2006                 $  7,608                      $ 13,426
 3/16/2006                 $  7,604                      $ 13,433
 3/17/2006                 $  7,590                      $ 13,469
 3/18/2006                 $  7,590                      $ 13,469
 3/19/2006                 $  7,590                      $ 13,469
 3/20/2006                 $  7,614                      $ 13,424
 3/21/2006                 $  7,683                      $ 13,310
 3/22/2006                 $  7,624                      $ 13,414
 3/23/2006                 $  7,614                      $ 13,431
 3/24/2006                 $  7,582                      $ 13,500
 3/25/2006                 $  7,582                      $ 13,500
 3/26/2006                 $  7,582                      $ 13,500
 3/27/2006                 $  7,586                      $ 13,494
 3/28/2006                 $  7,612                      $ 13,453
 3/29/2006                 $  7,531                      $ 13,594
 3/30/2006                 $  7,529                      $ 13,598
 3/31/2006                 $  7,533                      $ 13,603
  4/1/2006                 $  7,533                      $ 13,603
  4/2/2006                 $  7,533                      $ 13,603
  4/3/2006                 $  7,543                      $ 13,586
  4/4/2006                 $  7,523                      $ 13,630
  4/5/2006                 $  7,468                      $ 13,732
  4/6/2006                 $  7,464                      $ 13,739
  4/7/2006                 $  7,543                      $ 13,604
  4/8/2006                 $  7,543                      $ 13,604
  4/9/2006                 $  7,543                      $ 13,604
 4/10/2006                 $  7,570                      $ 13,556
 4/11/2006                 $  7,647                      $ 13,423
 4/12/2006                 $  7,626                      $ 13,463
 4/13/2006                 $  7,626                      $ 13,475
 4/14/2006                 $  7,626                      $ 13,475
 4/15/2006                 $  7,626                      $ 13,475
 4/16/2006                 $  7,626                      $ 13,475
 4/17/2006                 $  7,629                      $ 13,470
 4/18/2006                 $  7,462                      $ 13,771
 4/19/2006                 $  7,393                      $ 13,905
 4/20/2006                 $  7,389                      $ 13,911
 4/21/2006                 $  7,409                      $ 13,888
 4/22/2006                 $  7,409                      $ 13,888
 4/23/2006                 $  7,409                      $ 13,888
 4/24/2006                 $  7,437                      $ 13,835
 4/25/2006                 $  7,464                      $ 13,784
 4/26/2006                 $  7,492                      $ 13,735
 4/27/2006                 $  7,496                      $ 13,740
 4/28/2006                 $  7,470                      $ 13,794
 4/29/2006                 $  7,470                      $ 13,794
 4/30/2006                 $  7,470                      $ 13,794
  5/1/2006                 $  7,484                      $ 13,768
  5/2/2006                 $  7,450                      $ 13,834
  5/3/2006                 $  7,462                      $ 13,817
  5/4/2006                 $  7,421                      $ 13,897
  5/5/2006                 $  7,350                      $ 14,038
  5/6/2006                 $  7,350                      $ 14,038
  5/7/2006                 $  7,350                      $ 14,038
  5/8/2006                 $  7,342                      $ 14,061
  5/9/2006                 $  7,358                      $ 14,030
 5/10/2006                 $  7,374                      $ 14,004
 5/11/2006                 $  7,472                      $ 13,822
 5/12/2006                 $  7,606                      $ 13,580
 5/13/2006                 $  7,606                      $ 13,580
 5/14/2006                 $  7,606                      $ 13,580
 5/15/2006                 $  7,655                      $ 13,493
 5/16/2006                 $  7,675                      $ 13,461
 5/17/2006                 $  7,812                      $ 13,223
 5/18/2006                 $  7,885                      $ 13,100
 5/19/2006                 $  7,873                      $ 13,128
 5/20/2006                 $  7,873                      $ 13,128
 5/21/2006                 $  7,873                      $ 13,128
 5/22/2006                 $  7,936                      $ 13,025
 5/23/2006                 $  7,976                      $ 12,962
 5/24/2006                 $  7,991                      $ 12,942
 5/25/2006                 $  7,893                      $ 13,099
 5/26/2006                 $  7,850                      $ 13,186
 5/27/2006                 $  7,850                      $ 13,186
 5/28/2006                 $  7,850                      $ 13,186
 5/29/2006                 $  7,850                      $ 13,186
 5/30/2006                 $  7,976                      $ 12,976
 5/31/2006                 $  7,856                      $ 13,172
  6/1/2006                 $  7,738                      $ 13,372
  6/2/2006                 $  7,714                      $ 13,422
  6/3/2006                 $  7,714                      $ 13,422
  6/4/2006                 $  7,714                      $ 13,422
  6/5/2006                 $  7,905                      $ 13,095
  6/6/2006                 $  7,950                      $ 13,022
  6/7/2006                 $  8,017                      $ 12,915
  6/8/2006                 $  8,056                      $ 12,854
  6/9/2006                 $  8,076                      $ 12,830
 6/10/2006                 $  8,076                      $ 12,830
 6/11/2006                 $  8,076                      $ 12,830
 6/12/2006                 $  8,255                      $ 12,542
 6/13/2006                 $  8,391                      $ 12,338
 6/14/2006                 $  8,350                      $ 12,401
 6/15/2006                 $  8,084                      $ 12,799
 6/16/2006                 $  8,123                      $ 12,747
 6/17/2006                 $  8,123                      $ 12,747
 6/18/2006                 $  8,123                      $ 12,747
 6/19/2006                 $  8,255                      $ 12,542
 6/20/2006                 $  8,285                      $ 12,494
 6/21/2006                 $  8,137                      $ 12,722
 6/22/2006                 $  8,188                      $ 12,647
 6/23/2006                 $  8,119                      $ 12,764
 6/24/2006                 $  8,119                      $ 12,764
 6/25/2006                 $  8,119                      $ 12,764
 6/26/2006                 $  8,076                      $ 12,834
 6/27/2006                 $  8,153                      $ 12,714
 6/28/2006                 $  8,143                      $ 12,731
 6/29/2006                 $  7,903                      $ 13,107
 6/30/2006                 $  7,869                      $ 13,175
  7/1/2006                 $  7,869                      $ 13,175
  7/2/2006                 $  7,869                      $ 13,175
  7/3/2006                 $  7,814                      $ 13,271
  7/4/2006                 $  7,814                      $ 13,271
  7/5/2006                 $  7,921                      $ 13,067
  7/6/2006                 $  7,905                      $ 13,102
  7/7/2006                 $  7,984                      $ 12,980
  7/8/2006                 $  7,984                      $ 12,980
  7/9/2006                 $  7,984                      $ 12,980
 7/10/2006                 $  7,999                      $ 12,957
 7/11/2006                 $  7,972                      $ 13,007
 7/12/2006                 $  8,068                      $ 12,853
 7/13/2006                 $  8,210                      $ 12,630
 7/14/2006                 $  8,275                      $ 12,539
 7/15/2006                 $  8,275                      $ 12,539
 7/16/2006                 $  8,275                      $ 12,539
 7/17/2006                 $  8,336                      $ 12,451
 7/18/2006                 $  8,336                      $ 12,455
 7/19/2006                 $  8,135                      $ 12,756
 7/20/2006                 $  8,320                      $ 12,468
 7/21/2006                 $  8,450                      $ 12,285
 7/22/2006                 $  8,450                      $ 12,285
 7/23/2006                 $  8,450                      $ 12,285
 7/24/2006                 $  8,265                      $ 12,554
 7/25/2006                 $  8,165                      $ 12,706
 7/26/2006                 $  8,176                      $ 12,699
 7/27/2006                 $  8,261                      $ 12,570
 7/28/2006                 $  8,131                      $ 12,773
 7/29/2006                 $  8,131                      $ 12,773
 7/30/2006                 $  8,131                      $ 12,773
 7/31/2006                 $  8,115                      $ 12,799
  8/1/2006                 $  8,186                      $ 12,695
  8/2/2006                 $  8,133                      $ 12,779
  8/3/2006                 $  8,076                      $ 12,867
  8/4/2006                 $  8,117                      $ 12,812
  8/5/2006                 $  8,117                      $ 12,812
  8/6/2006                 $  8,117                      $ 12,812
  8/7/2006                 $  8,169                      $ 12,735
  8/8/2006                 $  8,241                      $ 12,626
  8/9/2006                 $  8,304                      $ 12,534
 8/10/2006                 $  8,253                      $ 12,613
 8/11/2006                 $  8,324                      $ 12,507
 8/12/2006                 $  8,324                      $ 12,507
 8/13/2006                 $  8,324                      $ 12,507
 8/14/2006                 $  8,326                      $ 12,513
 8/15/2006                 $  8,172                      $ 12,745
 8/16/2006                 $  8,060                      $ 12,927
 8/17/2006                 $  8,062                      $ 12,925
 8/18/2006                 $  8,052                      $ 12,951
 8/19/2006                 $  8,052                      $ 12,951
 8/20/2006                 $  8,052                      $ 12,951
 8/21/2006                 $  8,125                      $ 12,837
 8/22/2006                 $  8,117                      $ 12,851
 8/23/2006                 $  8,196                      $ 12,731
 8/24/2006                 $  8,222                      $ 12,700
 8/25/2006                 $  8,231                      $ 12,694
 8/26/2006                 $  8,231                      $ 12,694
 8/27/2006                 $  8,231                      $ 12,694
 8/28/2006                 $  8,163                      $ 12,792
 8/29/2006                 $  8,121                      $ 12,857
 8/30/2006                 $  8,106                      $ 12,888
 8/31/2006                 $  8,078                      $ 12,946
  9/1/2006                 $  8,041                      $ 13,009
  9/2/2006                 $  8,041                      $ 13,009
  9/3/2006                 $  8,041                      $ 13,009
  9/4/2006                 $  8,041                      $ 13,009
  9/5/2006                 $  8,011                      $ 13,062
  9/6/2006                 $  8,149                      $ 12,839
  9/7/2006                 $  8,202                      $ 12,760
  9/8/2006                 $  8,204                      $ 12,767
  9/9/2006                 $  8,204                      $ 12,767
 9/10/2006                 $  8,204                      $ 12,767
 9/11/2006                 $  8,214                      $ 12,750
 9/12/2006                 $  8,080                      $ 12,966
 9/13/2006                 $  8,009                      $ 13,083
 9/14/2006                 $  8,066                      $ 12,994
 9/15/2006                 $  8,080                      $ 12,983
 9/16/2006                 $  8,080                      $ 12,983
 9/17/2006                 $  8,080                      $ 12,983
 9/18/2006                 $  8,082                      $ 12,980
 9/19/2006                 $  8,115                      $ 12,935
 9/20/2006                 $  8,064                      $ 13,014
 9/21/2006                 $  8,123                      $ 12,926
 9/22/2006                 $  8,186                      $ 12,830
 9/23/2006                 $  8,186                      $ 12,830
 9/24/2006                 $  8,186                      $ 12,830
 9/25/2006                 $  8,108                      $ 12,955
 9/26/2006                 $  8,045                      $ 13,062
 9/27/2006                 $  8,023                      $ 13,100
 9/28/2006                 $  8,017                      $ 13,111
 9/29/2006                 $  8,070                      $ 13,033
 9/30/2006                 $  8,070                      $ 13,033
 10/1/2006                 $  8,070                      $ 13,033
 10/2/2006                 $  8,117                      $ 12,963
 10/3/2006                 $  8,143                      $ 12,927
 10/4/2006                 $  8,015                      $ 13,134
 10/5/2006                 $  7,917                      $ 13,290
 10/6/2006                 $  7,974                      $ 13,206
 10/7/2006                 $  7,974                      $ 13,206
 10/8/2006                 $  7,974                      $ 13,206
 10/9/2006                 $  7,930                      $ 13,280
10/10/2006                 $  7,903                      $ 13,331
10/11/2006                 $  7,921                      $ 13,303
10/12/2006                 $  7,805                      $ 13,501
10/13/2006                 $  7,769                      $ 13,564
10/14/2006                 $  7,769                      $ 13,564
10/15/2006                 $  7,769                      $ 13,564
10/16/2006                 $  7,716                      $ 13,664
10/17/2006                 $  7,803                      $ 13,550
10/18/2006                 $  7,822                      $ 13,521
10/19/2006                 $  7,785                      $ 13,584
10/20/2006                 $  7,846                      $ 13,490
10/21/2006                 $  7,846                      $ 13,490
10/22/2006                 $  7,846                      $ 13,490
10/23/2006                 $  7,810                      $ 13,557
10/24/2006                 $  7,789                      $ 13,591
10/25/2006                 $  7,759                      $ 13,651
10/26/2006                 $  7,694                      $ 13,771
10/27/2006                 $  7,785                      $ 13,612
10/28/2006                 $  7,785                      $ 13,612
10/29/2006                 $  7,785                      $ 13,612
10/30/2006                 $  7,769                      $ 13,639
10/31/2006                 $  7,818                      $ 13,574
 11/1/2006                 $  7,909                      $ 13,411
 11/2/2006                 $  7,919                      $ 13,404
 11/3/2006                 $  7,903                      $ 13,427
 11/4/2006                 $  7,903                      $ 13,427
 11/5/2006                 $  7,903                      $ 13,427
 11/6/2006                 $  7,818                      $ 13,580
 11/7/2006                 $  7,799                      $ 13,613
 11/8/2006                 $  7,753                      $ 13,694
 11/9/2006                 $  7,801                      $ 13,616
11/10/2006                 $  7,755                      $ 13,707
11/11/2006                 $  7,755                      $ 13,707
11/12/2006                 $  7,755                      $ 13,707
11/13/2006                 $  7,744                      $ 13,734
11/14/2006                 $  7,663                      $ 13,878
11/15/2006                 $  7,616                      $ 13,960
11/16/2006                 $  7,622                      $ 13,963
11/17/2006                 $  7,633                      $ 13,946
11/18/2006                 $  7,633                      $ 13,946
11/19/2006                 $  7,633                      $ 13,946
11/20/2006                 $  7,622                      $ 13,968
11/21/2006                 $  7,610                      $ 13,997
11/22/2006                 $  7,578                      $ 14,063
11/23/2006                 $  7,578                      $ 14,063
11/24/2006                 $  7,590                      $ 14,050
11/25/2006                 $  7,590                      $ 14,050
11/26/2006                 $  7,590                      $ 14,050
11/27/2006                 $  7,744                      $ 13,767
11/28/2006                 $  7,720                      $ 13,806
11/29/2006                 $  7,637                      $ 13,975
11/30/2006                 $  7,622                      $ 14,011
 12/1/2006                 $  7,626                      $ 14,014
 12/2/2006                 $  7,626                      $ 14,014
 12/3/2006                 $  7,626                      $ 14,014
 12/4/2006                 $  7,537                      $ 14,176
 12/5/2006                 $  7,523                      $ 14,207
 12/6/2006                 $  7,530                      $ 14,197
 12/7/2006                 $  7,563                      $ 14,135
 12/8/2006                 $  7,572                      $ 14,135
 12/9/2006                 $  7,572                      $ 14,135
12/10/2006                 $  7,572                      $ 14,135
12/11/2006                 $  7,581                      $ 14,117
12/12/2006                 $  7,622                      $ 14,046
12/13/2006                 $  7,612                      $ 14,067
12/14/2006                 $  7,554                      $ 14,179
12/15/2006                 $  7,585                      $ 14,140
12/16/2006                 $  7,585                      $ 14,140
12/17/2006                 $  7,585                      $ 14,140
12/18/2006                 $  7,660                      $ 13,996
12/19/2006                 $  7,658                      $ 14,006
12/20/2006                 $  7,653                      $ 14,017
12/21/2006                 $  7,688                      $ 13,955
12/22/2006                 $  7,728                      $ 13,902
12/23/2006                 $  7,728                      $ 13,902
12/24/2006                 $  7,728                      $ 13,902
12/25/2006                 $  7,728                      $ 13,902
12/26/2006                 $  7,688                      $ 13,977
12/27/2006                 $  7,620                      $ 14,101
12/28/2006                 $  7,653                      $ 14,050
12/29/2006                 $  7,719                      $ 13,943
12/30/2006                 $  7,719                      $ 13,943
12/31/2006                 $  7,719                      $ 13,943
  1/1/2007                 $  7,719                      $ 13,943
  1/2/2007                 $  7,719                      $ 13,943
  1/3/2007                 $  7,691                      $ 13,994
  1/4/2007                 $  7,675                      $ 14,026
  1/5/2007                 $  7,765                      $ 13,876
  1/6/2007                 $  7,765                      $ 13,876
  1/7/2007                 $  7,765                      $ 13,876
  1/8/2007                 $  7,763                      $ 13,888
  1/9/2007                 $  7,737                      $ 13,929
 1/10/2007                 $  7,713                      $ 13,977
 1/11/2007                 $  7,633                      $ 14,127
 1/12/2007                 $  7,585                      $ 14,227
 1/13/2007                 $  7,585                      $ 14,227
 1/14/2007                 $  7,585                      $ 14,227
 1/15/2007                 $  7,585                      $ 14,227
 1/16/2007                 $  7,601                      $ 14,205
 1/17/2007                 $  7,605                      $ 14,200
 1/18/2007                 $  7,680                      $ 14,067
 1/19/2007                 $  7,633                      $ 14,160
 1/20/2007                 $  7,633                      $ 14,160
 1/21/2007                 $  7,633                      $ 14,160
 1/22/2007                 $  7,673                      $ 14,093
 1/23/2007                 $  7,616                      $ 14,199
 1/24/2007                 $  7,539                      $ 14,342
 1/25/2007                 $  7,627                      $ 14,174
 1/26/2007                 $  7,616                      $ 14,209
 1/27/2007                 $  7,616                      $ 14,209
 1/28/2007                 $  7,616                      $ 14,209
 1/29/2007                 $  7,585                      $ 14,270
 1/30/2007                 $  7,543                      $ 14,353
 1/31/2007                 $  7,499                      $ 14,450
  2/1/2007                 $  7,427                      $ 14,586
  2/2/2007                 $  7,416                      $ 14,623
  2/3/2007                 $  7,416                      $ 14,623
  2/4/2007                 $  7,416                      $ 14,623
  2/5/2007                 $  7,416                      $ 14,627
  2/6/2007                 $  7,376                      $ 14,700
  2/7/2007                 $  7,350                      $ 14,758
  2/8/2007                 $  7,348                      $ 14,768
  2/9/2007                 $  7,405                      $ 14,664
 2/10/2007                 $  7,405                      $ 14,664
 2/11/2007                 $  7,405                      $ 14,664
 2/12/2007                 $  7,429                      $ 14,616
 2/13/2007                 $  7,361                      $ 14,753
 2/14/2007                 $  7,319                      $ 14,851
 2/15/2007                 $  7,301                      $ 14,889
 2/16/2007                 $  7,297                      $ 14,907
 2/17/2007                 $  7,297                      $ 14,907
 2/18/2007                 $  7,297                      $ 14,907
 2/19/2007                 $  7,297                      $ 14,907
 2/20/2007                 $  7,249                      $ 15,008
 2/21/2007                 $  7,233                      $ 15,047
 2/22/2007                 $  7,224                      $ 15,065
 2/23/2007                 $  7,231                      $ 15,065
 2/24/2007                 $  7,231                      $ 15,065
 2/25/2007                 $  7,231                      $ 15,065
 2/26/2007                 $  7,262                      $ 15,004
 2/27/2007                 $  7,495                      $ 14,543
 2/28/2007                 $  7,484                      $ 14,556
  3/1/2007                 $  7,499                      $ 14,528
  3/2/2007                 $  7,620                      $ 14,307
  3/3/2007                 $  7,620                      $ 14,307
  3/4/2007                 $  7,620                      $ 14,307
  3/5/2007                 $  7,757                      $ 14,053
  3/6/2007                 $  7,629                      $ 14,282
  3/7/2007                 $  7,616                      $ 14,315
  3/8/2007                 $  7,561                      $ 14,421
  3/9/2007                 $  7,539                      $ 14,471
 3/10/2007                 $  7,539                      $ 14,471
 3/11/2007                 $  7,539                      $ 14,471
 3/12/2007                 $  7,510                      $ 14,529
 3/13/2007                 $  7,662                      $ 14,242
 3/14/2007                 $  7,636                      $ 14,300
 3/15/2007                 $  7,587                      $ 14,398
 3/16/2007                 $  7,636                      $ 14,319
 3/17/2007                 $  7,636                      $ 14,319
 3/18/2007                 $  7,636                      $ 14,319
 3/19/2007                 $  7,554                      $ 14,470
 3/20/2007                 $  7,491                      $ 14,590
 3/21/2007                 $  7,385                      $ 14,800
 3/22/2007                 $  7,370                      $ 14,834
 3/23/2007                 $  7,354                      $ 14,873
 3/24/2007                 $  7,354                      $ 14,873
 3/25/2007                 $  7,354                      $ 14,873
 3/26/2007                 $  7,361                      $ 14,867
 3/27/2007                 $  7,396                      $ 14,796
 3/28/2007                 $  7,431                      $ 14,733
 3/29/2007                 $  7,433                      $ 14,734
 3/30/2007                 $  7,429                      $ 14,752
 3/31/2007                 $  7,429                      $ 14,752

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

-------------------------------------------------------------------------------------------------------------------
                                        A-CLASS                               C-CLASS                 H-CLASS
                                      (03/31/04)                            (02/20/04)               (02/20/04)
-------------------------------------------------------------------------------------------------------------------
                         ONE      ONE       SINCE       SINCE        ONE     ONE       SINCE       ONE      SINCE
                        YEAR     YEAR*    INCEPTION   INCEPTION*    YEAR    YEAR**   INCEPTION    YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP FUND   -1.35%   -6.05%     -8.83%       -10.29%    -2.19%   -3.19%    -9.83%     -1.38%     -9.11%
S&P MIDCAP 400 INDEX    8.44%    8.44%     13.35%        13.35%     8.44%    8.44%    13.32%      8.44%     13.32%
-------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index.

INCEPTION: November 1, 2000

The small-cap Russell 2000(R) Index had a return of 5.91% for the 12 months ended March 31, 2007 and underperformed the large-cap S&P 500 Index, which had a return of 11.83% for the 12 months. The Russell 2000(R) Value Index outperformed the Russell 2000(R) Growth Index by almost 10% in the last 12 months.

Rydex Russell 2000(R) Advantage Fund H-Class returned 3.57% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of 150% of the daily performance of the Russell 2000(R) Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                               RUSSELL 2000(R) ADVANTAGE FUND   RUSSELL 2000(R) INDEX
Other                                       11.4%                       10.8%
Financials                                  13.1%                       22.1%
Information Technology                      11.8%                       18.2%
Consumer Discretionary                      10.3%                       16.8%
Industrials                                  9.0%                       13.6%
Health Care                                  7.7%                       13.2%
Energy                                                                   5.3%
Futures Contracts                           11.7%
Equity Index Swap Agreements                74.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                         January 23, 2001
H-Class                                                         November 1, 2000

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Big Lots, Inc.                                                              0.3%
Chaparral Steel Co.                                                         0.3%
NBTY, Inc.                                                                  0.3%
Brocade Communications Systems, Inc.                                        0.3%
CommScope, Inc.                                                             0.3%
Varian Semiconductor Equipment Associates, Inc.                             0.2%
Hyperion Solutions Corp.                                                    0.2%
Cleveland-Cliffs, Inc.                                                      0.2%
Phillips-Van Heusen Corp.                                                   0.2%
Sybase, Inc.                                                                0.2%
--------------------------------------------------------------------------------
Top Ten Total                                                               2.5%
--------------------------------------------------------------------------------

"Ten Largest Holding" exclude any temporary cash or derivative investments.


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   RUSSELL 2000(R) ADVANTAGE FUND
   DATE                      C-CLASS                     RUSSELL 2000(R) INDEX
 1/23/2001                   $ 10,000                           $ 10,000
 1/31/2001                   $ 10,165                           $ 10,128
 2/28/2001                   $  9,090                           $  9,463
 3/31/2001                   $  8,233                           $  9,000
 4/30/2001                   $  9,077                           $  9,704
 5/31/2001                   $  9,259                           $  9,943
 6/30/2001                   $  9,749                           $ 10,286
 7/31/2001                   $  8,925                           $  9,729
 8/31/2001                   $  8,472                           $  9,415
 9/30/2001                   $  6,722                           $  8,148
10/31/2001                   $  7,282                           $  8,625
11/30/2001                   $  8,126                           $  9,292
12/31/2001                   $  8,863                           $  9,866
 1/31/2002                   $  8,649                           $  9,763
 2/28/2002                   $  8,241                           $  9,496
 3/31/2002                   $  9,255                           $ 10,259
 4/30/2002                   $  9,436                           $ 10,352
 5/31/2002                   $  8,699                           $  9,893
 6/30/2002                   $  8,027                           $  9,402
 7/31/2002                   $  6,203                           $  7,982
 8/31/2002                   $  6,120                           $  7,962
 9/30/2002                   $  5,420                           $  7,390
10/31/2002                   $  5,605                           $  7,627
11/30/2002                   $  6,343                           $  8,308
12/31/2002                   $  5,822                           $  7,845
 1/31/2003                   $  5,508                           $  7,628
 2/28/2003                   $  5,194                           $  7,397
 3/31/2003                   $  5,264                           $  7,493
 4/30/2003                   $  6,032                           $  8,203
 5/31/2003                   $  7,027                           $  9,083
 6/30/2003                   $  7,159                           $  9,248
 7/31/2003                   $  7,787                           $  9,826
 8/31/2003                   $  8,266                           $ 10,277
 9/30/2003                   $  8,014                           $ 10,087
10/31/2003                   $  9,067                           $ 10,934
11/30/2003                   $  9,500                           $ 11,322
12/31/2003                   $  9,736                           $ 11,552
 1/31/2004                   $ 10,384                           $ 12,054
 2/29/2004                   $ 10,487                           $ 12,162
 3/31/2004                   $ 10,582                           $ 12,275
 4/30/2004                   $  9,698                           $ 11,649
 5/31/2004                   $  9,934                           $ 11,835
 6/30/2004                   $ 10,607                           $ 12,333
 7/31/2004                   $  9,529                           $ 11,503
 8/31/2004                   $  9,397                           $ 11,444
 9/30/2004                   $ 10,037                           $ 11,981
10/31/2004                   $ 10,272                           $ 12,217
11/30/2004                   $ 11,579                           $ 13,276
12/31/2004                   $ 12,081                           $ 13,669
 1/31/2005                   $ 11,238                           $ 13,099
 2/28/2005                   $ 11,562                           $ 13,321
 3/31/2005                   $ 11,084                           $ 12,940
 4/30/2005                   $ 10,125                           $ 12,199
 5/31/2005                   $ 11,134                           $ 12,997
 6/30/2005                   $ 11,736                           $ 13,498
 7/31/2005                   $ 12,854                           $ 14,353
 8/31/2005                   $ 12,418                           $ 14,087
 9/30/2005                   $ 12,380                           $ 14,132
10/31/2005                   $ 11,803                           $ 13,693
11/30/2005                   $ 12,638                           $ 14,357
12/31/2005                   $ 12,476                           $ 14,292
 1/31/2006                   $ 14,124                           $ 15,573
 2/28/2006                   $ 13,967                           $ 15,531
 3/31/2006                   $ 14,922                           $ 16,284
 4/30/2006                   $ 14,851                           $ 16,281
 5/31/2006                   $ 13,522                           $ 15,367
 6/30/2006                   $ 13,601                           $ 15,466
 7/31/2006                   $ 12,858                           $ 14,963
 8/31/2006                   $ 13,327                           $ 15,406
 9/30/2006                   $ 13,460                           $ 15,534
10/31/2006                   $ 14,556                           $ 16,428
11/30/2006                   $ 15,034                           $ 16,860
12/31/2006                   $ 15,030                           $ 16,917
 1/31/2007                   $ 15,398                           $ 17,200
 2/28/2007                   $ 15,100                           $ 17,063
 3/31/2007                   $ 15,342                           $ 17,246

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   RUSSELL 2000(R) ADVANTAGE FUND
   DATE                       H-CLASS                    RUSSELL 2000(R) INDEX
 11/1/2000                   $ 10,000                           $ 10,000
11/30/2000                   $  8,388                           $  9,018
12/31/2000                   $  9,324                           $  9,792
 1/31/2001                   $  9,876                           $ 10,302
 2/28/2001                   $  8,832                           $  9,626
 3/31/2001                   $  7,996                           $  9,155
 4/30/2001                   $  8,816                           $  9,872
 5/31/2001                   $  9,000                           $ 10,114
 6/30/2001                   $  9,484                           $ 10,463
 7/31/2001                   $  8,688                           $  9,897
 8/31/2001                   $  8,252                           $  9,577
 9/30/2001                   $  6,552                           $  8,288
10/31/2001                   $  7,096                           $  8,773
11/30/2001                   $  7,924                           $  9,452
12/31/2001                   $  8,648                           $ 10,036
 1/31/2002                   $  8,440                           $  9,931
 2/28/2002                   $  8,048                           $  9,660
 3/31/2002                   $  9,044                           $ 10,436
 4/30/2002                   $  9,224                           $ 10,531
 5/31/2002                   $  8,512                           $ 10,063
 6/30/2002                   $  7,860                           $  9,564
 7/31/2002                   $  6,080                           $  8,120
 8/31/2002                   $  6,004                           $  8,099
 9/30/2002                   $  5,320                           $  7,517
10/31/2002                   $  5,512                           $  7,758
11/30/2002                   $  6,244                           $  8,451
12/31/2002                   $  5,734                           $  7,980
 1/31/2003                   $  5,425                           $  7,759
 2/28/2003                   $  5,120                           $  7,525
 3/31/2003                   $  5,189                           $  7,622
 4/30/2003                   $  5,950                           $  8,344
 5/31/2003                   $  6,937                           $  9,240
 6/30/2003                   $  7,069                           $  9,407
 7/31/2003                   $  7,695                           $  9,996
 8/31/2003                   $  8,176                           $ 10,454
 9/30/2003                   $  7,927                           $ 10,261
10/31/2003                   $  8,978                           $ 11,123
11/30/2003                   $  9,411                           $ 11,517
12/31/2003                   $  9,651                           $ 11,751
 1/31/2004                   $ 10,301                           $ 12,262
 2/29/2004                   $ 10,409                           $ 12,371
 3/31/2004                   $ 10,513                           $ 12,487
 4/30/2004                   $  9,643                           $ 11,850
 5/31/2004                   $  9,876                           $ 12,039
 6/30/2004                   $ 10,554                           $ 12,546
 7/31/2004                   $  9,491                           $ 11,701
 8/31/2004                   $  9,367                           $ 11,641
 9/30/2004                   $ 10,008                           $ 12,187
10/31/2004                   $ 10,253                           $ 12,427
11/30/2004                   $ 11,566                           $ 13,505
12/31/2004                   $ 12,074                           $ 13,905
 1/31/2005                   $ 11,239                           $ 13,325
 2/28/2005                   $ 11,570                           $ 13,550
 3/31/2005                   $ 11,098                           $ 13,163
 4/30/2005                   $ 10,146                           $ 12,409
 5/31/2005                   $ 11,158                           $ 13,221
 6/30/2005                   $ 11,771                           $ 13,731
 7/31/2005                   $ 12,900                           $ 14,601
 8/31/2005                   $ 12,469                           $ 14,330
 9/30/2005                   $ 12,437                           $ 14,375
10/31/2005                   $ 11,868                           $ 13,929
11/30/2005                   $ 12,719                           $ 14,605
12/31/2005                   $ 12,562                           $ 14,538
 1/31/2006                   $ 14,227                           $ 15,842
 2/28/2006                   $ 14,074                           $ 15,798
 3/31/2006                   $ 15,050                           $ 16,565
 4/30/2006                   $ 14,989                           $ 16,562
 5/31/2006                   $ 13,654                           $ 15,632
 6/30/2006                   $ 13,747                           $ 15,732
 7/31/2006                   $ 13,005                           $ 15,220
 8/31/2006                   $ 13,485                           $ 15,671
 9/30/2006                   $ 13,630                           $ 15,801
10/31/2006                   $ 14,751                           $ 16,711
11/30/2006                   $ 15,239                           $ 17,151
12/31/2006                   $ 15,244                           $ 17,208
 1/31/2007                   $ 15,625                           $ 17,496
 2/28/2007                   $ 15,332                           $ 17,357
 3/31/2007                   $ 15,588                           $ 17,543

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                                 A-CLASS                             C-CLASS                        H-CLASS
                                               (03/31/04)                          (01/23/01)                      (11/01/00)
------------------------------------------------------------------------------------------------------------------------------------
                                 ONE     ONE      SINCE        SINCE     ONE     ONE     FIVE     SINCE      ONE   FIVE      SINCE
                                 YEAR   YEAR*   INCEPTION   INCEPTION*  YEAR   YEAR**    YEAR   INCEPTION   YEAR   YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) ADVANTAGE FUND   3.60%  -1.32%    14.05%      12.21%    2.81%   1.81%   10.64%    7.17%     3.57%  11.50%     7.17%
RUSSELL 2000(R) INDEX            5.91%   5.91%    12.00%      12.00%    5.91%   5.91%   10.95%    9.21%     5.91%  10.95%     9.16%
------------------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index.

INCEPTION: May 31, 2006

The small-cap Russell 2000(R) Index had a return of 5.91% for the 12 months ended March 31, 2007 and underperformed the large-cap S&P 500 Index, which had a return of 11.83% for the 12 months. The Russell 2000(R) Value Index outperformed the Russell 2000(R) Growth Index by almost 10% in the last 12 months.

Rydex Russell 2000(R) Fund H-Class returned 11.13% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of the Russell 2000(R) Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                               RUSSELL 2000(R) FUND   RUSSELL 2000(R) INDEX
Other                                  8.4%                   10.8%
Financials                             9.6%                   22.1%
Information Technology                 8.7%                   18.2%
Consumer Discretionary                 7.4%                   16.8%
Industrials                            6.6%                   13.6%
Health Care                            5.6%                   13.2%
Energy                                                         5.3%
Futures Contracts                     26.0%
Equity Index Swap Agreements          28.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 31, 2006
C-Class                                                             May 31, 2006
H-Class                                                             May 31, 2006

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Big Lots, Inc.                                                              0.2%
NBTY, Inc.                                                                  0.2%
Chaparral Steel Co.                                                         0.2%
Brocade Communications Systems, Inc.                                        0.2%
CommScope, Inc.                                                             0.2%
Varian Semiconductor Equipment Associates, Inc.                             0.2%
Hyperion Solutions Corp.                                                    0.2%
Cleveland-Cliffs, Inc.                                                      0.2%
Phillips-Van Heusen Corp.                                                   0.2%
Sybase, Inc.                                                                0.2%
--------------------------------------------------------------------------------
Top Ten Total                                                               2.0%
--------------------------------------------------------------------------------

"Ten Largest Holding" exclude any temporary cash or derivative investments.


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   RUSSELL 2000(R) FUND
   DATE                  C-CLASS                 RUSSELL 2000(R) INDEX
 5/31/2006               $ 10,000                      $ 10,000
  6/1/2006               $ 10,220                      $ 10,215
  6/2/2006               $ 10,236                      $ 10,228
  6/3/2006               $ 10,236                      $ 10,228
  6/4/2006               $ 10,236                      $ 10,228
  6/5/2006               $  9,904                      $  9,902
  6/6/2006               $  9,860                      $  9,861
  6/7/2006               $  9,792                      $  9,804
  6/8/2006               $  9,784                      $  9,801
  6/9/2006               $  9,720                      $  9,730
 6/10/2006               $  9,720                      $  9,730
 6/11/2006               $  9,720                      $  9,730
 6/12/2006               $  9,448                      $  9,477
 6/13/2006               $  9,300                      $  9,334
 6/14/2006               $  9,364                      $  9,396
 6/15/2006               $  9,720                      $  9,729
 6/16/2006               $  9,612                      $  9,618
 6/17/2006               $  9,612                      $  9,618
 6/18/2006               $  9,612                      $  9,618
 6/19/2006               $  9,440                      $  9,448
 6/20/2006               $  9,396                      $  9,403
 6/21/2006               $  9,592                      $  9,586
 6/22/2006               $  9,560                      $  9,549
 6/23/2006               $  9,600                      $  9,579
 6/24/2006               $  9,600                      $  9,579
 6/25/2006               $  9,600                      $  9,579
 6/26/2006               $  9,712                      $  9,697
 6/27/2006               $  9,548                      $  9,534
 6/28/2006               $  9,560                      $  9,555
 6/29/2006               $  9,936                      $  9,920
 6/30/2006               $ 10,072                      $ 10,064
  7/1/2006               $ 10,072                      $ 10,064
  7/2/2006               $ 10,072                      $ 10,064
  7/3/2006               $ 10,160                      $ 10,150
  7/4/2006               $ 10,160                      $ 10,150
  7/5/2006               $ 10,008                      $  9,998
  7/6/2006               $ 10,024                      $ 10,010
  7/7/2006               $  9,864                      $  9,853
  7/8/2006               $  9,864                      $  9,853
  7/9/2006               $  9,864                      $  9,853
 7/10/2006               $  9,856                      $  9,850
 7/11/2006               $  9,932                      $  9,924
 7/12/2006               $  9,748                      $  9,741
 7/13/2006               $  9,556                      $  9,548
 7/14/2006               $  9,464                      $  9,464
 7/15/2006               $  9,464                      $  9,464
 7/16/2006               $  9,464                      $  9,464
 7/17/2006               $  9,408                      $  9,415
 7/18/2006               $  9,452                      $  9,470
 7/19/2006               $  9,748                      $  9,758
 7/20/2006               $  9,476                      $  9,498
 7/21/2006               $  9,308                      $  9,336
 7/22/2006               $  9,308                      $  9,336
 7/23/2006               $  9,308                      $  9,336
 7/24/2006               $  9,580                      $  9,598
 7/25/2006               $  9,672                      $  9,690
 7/26/2006               $  9,624                      $  9,649
 7/27/2006               $  9,504                      $  9,529
 7/28/2006               $  9,708                      $  9,729
 7/29/2006               $  9,708                      $  9,729
 7/30/2006               $  9,708                      $  9,729
 7/31/2006               $  9,708                      $  9,737
  8/1/2006               $  9,560                      $  9,589
  8/2/2006               $  9,660                      $  9,685
  8/3/2006               $  9,776                      $  9,791
  8/4/2006               $  9,724                      $  9,748
  8/5/2006               $  9,724                      $  9,748
  8/6/2006               $  9,724                      $  9,748
  8/7/2006               $  9,656                      $  9,676
  8/8/2006               $  9,544                      $  9,557
  8/9/2006               $  9,448                      $  9,468
 8/10/2006               $  9,516                      $  9,542
 8/11/2006               $  9,416                      $  9,442
 8/12/2006               $  9,416                      $  9,442
 8/13/2006               $  9,416                      $  9,442
 8/14/2006               $  9,456                      $  9,480
 8/15/2006               $  9,688                      $  9,704
 8/16/2006               $  9,824                      $  9,837
 8/17/2006               $  9,864                      $  9,885
 8/18/2006               $  9,876                      $  9,898
 8/19/2006               $  9,876                      $  9,898
 8/20/2006               $  9,876                      $  9,898
 8/21/2006               $  9,788                      $  9,809
 8/22/2006               $  9,816                      $  9,843
 8/23/2006               $  9,684                      $  9,714
 8/24/2006               $  9,684                      $  9,719
 8/25/2006               $  9,688                      $  9,726
 8/26/2006               $  9,688                      $  9,726
 8/27/2006               $  9,688                      $  9,726
 8/28/2006               $  9,788                      $  9,829
 8/29/2006               $  9,900                      $  9,944
 8/30/2006               $  9,980                      $ 10,026
 8/31/2006               $  9,976                      $ 10,025
  9/1/2006               $  9,996                      $ 10,040
  9/2/2006               $  9,996                      $ 10,040
  9/3/2006               $  9,996                      $ 10,040
  9/4/2006               $  9,996                      $ 10,040
  9/5/2006               $ 10,076                      $ 10,122
  9/6/2006               $  9,860                      $  9,908
  9/7/2006               $  9,780                      $  9,831
  9/8/2006               $  9,808                      $  9,860
  9/9/2006               $  9,808                      $  9,860
 9/10/2006               $  9,808                      $  9,860
 9/11/2006               $  9,796                      $  9,847
 9/12/2006               $ 10,032                      $ 10,083
 9/13/2006               $ 10,120                      $ 10,172
 9/14/2006               $ 10,076                      $ 10,129
 9/15/2006               $ 10,100                      $ 10,153
 9/16/2006               $ 10,100                      $ 10,153
 9/17/2006               $ 10,100                      $ 10,153
 9/18/2006               $ 10,096                      $ 10,146
 9/19/2006               $ 10,048                      $ 10,099
 9/20/2006               $ 10,176                      $ 10,226
 9/21/2006               $ 10,072                      $ 10,124
 9/22/2006               $  9,956                      $ 10,005
 9/23/2006               $  9,956                      $ 10,005
 9/24/2006               $  9,956                      $ 10,005
 9/25/2006               $ 10,076                      $ 10,123
 9/26/2006               $ 10,116                      $ 10,159
 9/27/2006               $ 10,164                      $ 10,204
 9/28/2006               $ 10,156                      $ 10,205
 9/29/2006               $ 10,056                      $ 10,109
 9/30/2006               $ 10,056                      $ 10,109
 10/1/2006               $ 10,056                      $ 10,109
 10/2/2006               $  9,972                      $ 10,014
 10/3/2006               $  9,964                      $ 10,008
 10/4/2006               $ 10,176                      $ 10,219
 10/5/2006               $ 10,308                      $ 10,354
 10/6/2006               $ 10,260                      $ 10,309
 10/7/2006               $ 10,260                      $ 10,309
 10/8/2006               $ 10,260                      $ 10,309
 10/9/2006               $ 10,328                      $ 10,375
10/10/2006               $ 10,352                      $ 10,393
10/11/2006               $ 10,288                      $ 10,336
10/12/2006               $ 10,504                      $ 10,551
10/13/2006               $ 10,576                      $ 10,628
10/14/2006               $ 10,576                      $ 10,628
10/15/2006               $ 10,576                      $ 10,628
10/16/2006               $ 10,668                      $ 10,724
10/17/2006               $ 10,600                      $ 10,660
10/18/2006               $ 10,576                      $ 10,640
10/19/2006               $ 10,628                      $ 10,695
10/20/2006               $ 10,544                      $ 10,622
10/21/2006               $ 10,544                      $ 10,622
10/22/2006               $ 10,544                      $ 10,622
10/23/2006               $ 10,572                      $ 10,641
10/24/2006               $ 10,560                      $ 10,626
10/25/2006               $ 10,632                      $ 10,692
10/26/2006               $ 10,752                      $ 10,816
10/27/2006               $ 10,612                      $ 10,675
10/28/2006               $ 10,612                      $ 10,675
10/29/2006               $ 10,612                      $ 10,675
10/30/2006               $ 10,672                      $ 10,739
10/31/2006               $ 10,612                      $ 10,691
 11/1/2006               $ 10,416                      $ 10,486
 11/2/2006               $ 10,388                      $ 10,459
 11/3/2006               $ 10,420                      $ 10,495
 11/4/2006               $ 10,420                      $ 10,495
 11/5/2006               $ 10,420                      $ 10,495
 11/6/2006               $ 10,564                      $ 10,640
 11/7/2006               $ 10,584                      $ 10,658
 11/8/2006               $ 10,652                      $ 10,735
 11/9/2006               $ 10,540                      $ 10,627
11/10/2006               $ 10,640                      $ 10,726
11/11/2006               $ 10,640                      $ 10,726
11/12/2006               $ 10,640                      $ 10,726
11/13/2006               $ 10,676                      $ 10,772
11/14/2006               $ 10,856                      $ 10,950
11/15/2006               $ 10,948                      $ 11,046
11/16/2006               $ 10,928                      $ 11,030
11/17/2006               $ 10,900                      $ 10,999
11/18/2006               $ 10,900                      $ 10,999
11/19/2006               $ 10,900                      $ 10,999
11/20/2006               $ 10,932                      $ 11,029
11/21/2006               $ 10,956                      $ 11,052
11/22/2006               $ 10,968                      $ 11,063
11/23/2006               $ 10,968                      $ 11,063
11/24/2006               $ 10,956                      $ 11,055
11/25/2006               $ 10,956                      $ 11,055
11/26/2006               $ 10,956                      $ 11,055
11/27/2006               $ 10,676                      $ 10,773
11/28/2006               $ 10,716                      $ 10,812
11/29/2006               $ 10,848                      $ 10,944
11/30/2006               $ 10,860                      $ 10,972
 12/1/2006               $ 10,792                      $ 10,903
 12/2/2006               $ 10,792                      $ 10,903
 12/3/2006               $ 10,792                      $ 10,903
 12/4/2006               $ 11,008                      $ 11,108
 12/5/2006               $ 11,032                      $ 11,130
 12/6/2006               $ 11,008                      $ 11,111
 12/7/2006               $ 10,956                      $ 11,060
 12/8/2006               $ 10,956                      $ 11,064
 12/9/2006               $ 10,956                      $ 11,064
12/10/2006               $ 10,956                      $ 11,064
12/11/2006               $ 10,964                      $ 11,071
12/12/2006               $ 10,900                      $ 11,006
12/13/2006               $ 10,904                      $ 11,014
12/14/2006               $ 10,980                      $ 11,090
12/15/2006               $ 10,956                      $ 11,070
12/16/2006               $ 10,956                      $ 11,070
12/17/2006               $ 10,956                      $ 11,070
12/18/2006               $ 10,808                      $ 10,921
12/19/2006               $ 10,816                      $ 10,922
12/20/2006               $ 10,864                      $ 10,972
12/21/2006               $ 10,820                      $ 10,935
12/22/2006               $ 10,787                      $ 10,906
12/23/2006               $ 10,787                      $ 10,906
12/24/2006               $ 10,787                      $ 10,906
12/25/2006               $ 10,787                      $ 10,906
12/26/2006               $ 10,888                      $ 11,009
12/27/2006               $ 11,029                      $ 11,148
12/28/2006               $ 10,984                      $ 11,104
12/29/2006               $ 10,876                      $ 11,009
12/30/2006               $ 10,876                      $ 11,009
12/31/2006               $ 10,876                      $ 11,009
  1/1/2007               $ 10,876                      $ 11,009
  1/2/2007               $ 10,876                      $ 11,009
  1/3/2007               $ 10,880                      $ 11,006
  1/4/2007               $ 10,912                      $ 11,041
  1/5/2007               $ 10,723                      $ 10,845
  1/6/2007               $ 10,723                      $ 10,845
  1/7/2007               $ 10,723                      $ 10,845
  1/8/2007               $ 10,747                      $ 10,861
  1/9/2007               $ 10,771                      $ 10,880
 1/10/2007               $ 10,775                      $ 10,888
 1/11/2007               $ 10,920                      $ 11,022
 1/12/2007               $ 10,993                      $ 11,104
 1/13/2007               $ 10,993                      $ 11,104
 1/14/2007               $ 10,993                      $ 11,104
 1/15/2007               $ 10,993                      $ 11,104
 1/16/2007               $ 10,948                      $ 11,065
 1/17/2007               $ 10,912                      $ 11,027
 1/18/2007               $ 10,763                      $ 10,880
 1/19/2007               $ 10,860                      $ 10,977
 1/20/2007               $ 10,860                      $ 10,977
 1/21/2007               $ 10,860                      $ 10,977
 1/22/2007               $ 10,755                      $ 10,877
 1/23/2007               $ 10,868                      $ 10,980
 1/24/2007               $ 11,001                      $ 11,102
 1/25/2007               $ 10,852                      $ 10,964
 1/26/2007               $ 10,904                      $ 11,020
 1/27/2007               $ 10,904                      $ 11,020
 1/28/2007               $ 10,904                      $ 11,020
 1/29/2007               $ 10,980                      $ 11,090
 1/30/2007               $ 11,045                      $ 11,159
 1/31/2007               $ 11,077                      $ 11,193
  2/1/2007               $ 11,186                      $ 11,297
  2/2/2007               $ 11,202                      $ 11,321
  2/3/2007               $ 11,202                      $ 11,321
  2/4/2007               $ 11,202                      $ 11,321
  2/5/2007               $ 11,157                      $ 11,283
  2/6/2007               $ 11,218                      $ 11,335
  2/7/2007               $ 11,302                      $ 11,417
  2/8/2007               $ 11,298                      $ 11,420
  2/9/2007               $ 11,157                      $ 11,291
 2/10/2007               $ 11,157                      $ 11,291
 2/11/2007               $ 11,157                      $ 11,291
 2/12/2007               $ 11,133                      $ 11,272
 2/13/2007               $ 11,230                      $ 11,368
 2/14/2007               $ 11,246                      $ 11,389
 2/15/2007               $ 11,270                      $ 11,410
 2/16/2007               $ 11,302                      $ 11,448
 2/17/2007               $ 11,302                      $ 11,448
 2/18/2007               $ 11,302                      $ 11,448
 2/19/2007               $ 11,302                      $ 11,448
 2/20/2007               $ 11,407                      $ 11,559
 2/21/2007               $ 11,415                      $ 11,577
 2/22/2007               $ 11,443                      $ 11,607
 2/23/2007               $ 11,403                      $ 11,568
 2/24/2007               $ 11,403                      $ 11,568
 2/25/2007               $ 11,403                      $ 11,568
 2/26/2007               $ 11,362                      $ 11,527
 2/27/2007               $ 10,928                      $ 11,095
 2/28/2007               $ 10,940                      $ 11,104
  3/1/2007               $ 10,908                      $ 11,073
  3/2/2007               $ 10,691                      $ 10,855
  3/3/2007               $ 10,691                      $ 10,855
  3/4/2007               $ 10,691                      $ 10,855
  3/5/2007               $ 10,466                      $ 10,640
  3/6/2007               $ 10,727                      $ 10,903
  3/7/2007               $ 10,691                      $ 10,863
  3/8/2007               $ 10,779                      $ 10,936
  3/9/2007               $ 10,836                      $ 10,992
 3/10/2007               $ 10,836                      $ 10,992
 3/11/2007               $ 10,836                      $ 10,992
 3/12/2007               $ 10,892                      $ 11,047
 3/13/2007               $ 10,615                      $ 10,770
 3/14/2007               $ 10,707                      $ 10,863
 3/15/2007               $ 10,816                      $ 10,975
 3/16/2007               $ 10,747                      $ 10,907
 3/17/2007               $ 10,747                      $ 10,907
 3/18/2007               $ 10,747                      $ 10,907
 3/19/2007               $ 10,876                      $ 11,023
 3/20/2007               $ 10,956                      $ 11,116
 3/21/2007               $ 11,145                      $ 11,310
 3/22/2007               $ 11,153                      $ 11,319
 3/23/2007               $ 11,173                      $ 11,339
 3/24/2007               $ 11,173                      $ 11,339
 3/25/2007               $ 11,173                      $ 11,339
 3/26/2007               $ 11,173                      $ 11,332
 3/27/2007               $ 11,081                      $ 11,240
 3/28/2007               $ 11,009                      $ 11,175
 3/29/2007               $ 11,029                      $ 11,198
 3/30/2007               $ 11,049                      $ 11,223
 3/31/2007               $ 11,049                      $ 11,223

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   RUSSELL 2000(R) FUND
   DATE                 H-CLASS                  RUSSELL 2000(R) INDEX
 5/31/2006               $ 10,000                      $ 10,000
  6/1/2006               $ 10,220                      $ 10,215
  6/2/2006               $ 10,236                      $ 10,228
  6/3/2006               $ 10,236                      $ 10,228
  6/4/2006               $ 10,236                      $ 10,228
  6/5/2006               $  9,904                      $  9,902
  6/6/2006               $  9,860                      $  9,861
  6/7/2006               $  9,792                      $  9,804
  6/8/2006               $  9,784                      $  9,801
  6/9/2006               $  9,720                      $  9,730
 6/10/2006               $  9,720                      $  9,730
 6/11/2006               $  9,720                      $  9,730
 6/12/2006               $  9,448                      $  9,477
 6/13/2006               $  9,304                      $  9,334
 6/14/2006               $  9,368                      $  9,396
 6/15/2006               $  9,720                      $  9,729
 6/16/2006               $  9,616                      $  9,618
 6/17/2006               $  9,616                      $  9,618
 6/18/2006               $  9,616                      $  9,618
 6/19/2006               $  9,444                      $  9,448
 6/20/2006               $  9,396                      $  9,403
 6/21/2006               $  9,596                      $  9,586
 6/22/2006               $  9,564                      $  9,549
 6/23/2006               $  9,600                      $  9,579
 6/24/2006               $  9,600                      $  9,579
 6/25/2006               $  9,600                      $  9,579
 6/26/2006               $  9,712                      $  9,697
 6/27/2006               $  9,548                      $  9,534
 6/28/2006               $  9,564                      $  9,555
 6/29/2006               $  9,940                      $  9,920
 6/30/2006               $ 10,076                      $ 10,064
  7/1/2006               $ 10,076                      $ 10,064
  7/2/2006               $ 10,076                      $ 10,064
  7/3/2006               $ 10,164                      $ 10,150
  7/4/2006               $ 10,164                      $ 10,150
  7/5/2006               $ 10,012                      $  9,998
  7/6/2006               $ 10,028                      $ 10,010
  7/7/2006               $  9,868                      $  9,853
  7/8/2006               $  9,868                      $  9,853
  7/9/2006               $  9,868                      $  9,853
 7/10/2006               $  9,864                      $  9,850
 7/11/2006               $  9,936                      $  9,924
 7/12/2006               $  9,752                      $  9,741
 7/13/2006               $  9,560                      $  9,548
 7/14/2006               $  9,468                      $  9,464
 7/15/2006               $  9,468                      $  9,464
 7/16/2006               $  9,468                      $  9,464
 7/17/2006               $  9,416                      $  9,415
 7/18/2006               $  9,456                      $  9,470
 7/19/2006               $  9,756                      $  9,758
 7/20/2006               $  9,484                      $  9,498
 7/21/2006               $  9,316                      $  9,336
 7/22/2006               $  9,316                      $  9,336
 7/23/2006               $  9,316                      $  9,336
 7/24/2006               $  9,588                      $  9,598
 7/25/2006               $  9,680                      $  9,690
 7/26/2006               $  9,632                      $  9,649
 7/27/2006               $  9,512                      $  9,529
 7/28/2006               $  9,716                      $  9,729
 7/29/2006               $  9,716                      $  9,729
 7/30/2006               $  9,716                      $  9,729
 7/31/2006               $  9,716                      $  9,737
  8/1/2006               $  9,572                      $  9,589
  8/2/2006               $  9,668                      $  9,685
  8/3/2006               $  9,788                      $  9,791
  8/4/2006               $  9,736                      $  9,748
  8/5/2006               $  9,736                      $  9,748
  8/6/2006               $  9,736                      $  9,748
  8/7/2006               $  9,664                      $  9,676
  8/8/2006               $  9,552                      $  9,557
  8/9/2006               $  9,460                      $  9,468
 8/10/2006               $  9,524                      $  9,542
 8/11/2006               $  9,428                      $  9,442
 8/12/2006               $  9,428                      $  9,442
 8/13/2006               $  9,428                      $  9,442
 8/14/2006               $  9,464                      $  9,480
 8/15/2006               $  9,700                      $  9,704
 8/16/2006               $  9,836                      $  9,837
 8/17/2006               $  9,876                      $  9,885
 8/18/2006               $  9,892                      $  9,898
 8/19/2006               $  9,892                      $  9,898
 8/20/2006               $  9,892                      $  9,898
 8/21/2006               $  9,800                      $  9,809
 8/22/2006               $  9,832                      $  9,843
 8/23/2006               $  9,700                      $  9,714
 8/24/2006               $  9,700                      $  9,719
 8/25/2006               $  9,704                      $  9,726
 8/26/2006               $  9,704                      $  9,726
 8/27/2006               $  9,704                      $  9,726
 8/28/2006               $  9,804                      $  9,829
 8/29/2006               $  9,916                      $  9,944
 8/30/2006               $  9,996                      $ 10,026
 8/31/2006               $  9,996                      $ 10,025
  9/1/2006               $ 10,016                      $ 10,040
  9/2/2006               $ 10,016                      $ 10,040
  9/3/2006               $ 10,016                      $ 10,040
  9/4/2006               $ 10,016                      $ 10,040
  9/5/2006               $ 10,096                      $ 10,122
  9/6/2006               $  9,880                      $  9,908
  9/7/2006               $  9,800                      $  9,831
  9/8/2006               $  9,824                      $  9,860
  9/9/2006               $  9,824                      $  9,860
 9/10/2006               $  9,824                      $  9,860
 9/11/2006               $  9,812                      $  9,847
 9/12/2006               $ 10,048                      $ 10,083
 9/13/2006               $ 10,136                      $ 10,172
 9/14/2006               $ 10,092                      $ 10,129
 9/15/2006               $ 10,120                      $ 10,153
 9/16/2006               $ 10,120                      $ 10,153
 9/17/2006               $ 10,120                      $ 10,153
 9/18/2006               $ 10,116                      $ 10,146
 9/19/2006               $ 10,068                      $ 10,099
 9/20/2006               $ 10,196                      $ 10,226
 9/21/2006               $ 10,092                      $ 10,124
 9/22/2006               $  9,976                      $ 10,005
 9/23/2006               $  9,976                      $ 10,005
 9/24/2006               $  9,976                      $ 10,005
 9/25/2006               $ 10,096                      $ 10,123
 9/26/2006               $ 10,136                      $ 10,159
 9/27/2006               $ 10,184                      $ 10,204
 9/28/2006               $ 10,176                      $ 10,205
 9/29/2006               $ 10,076                      $ 10,109
 9/30/2006               $ 10,076                      $ 10,109
 10/1/2006               $ 10,076                      $ 10,109
 10/2/2006               $  9,992                      $ 10,014
 10/3/2006               $  9,984                      $ 10,008
 10/4/2006               $ 10,196                      $ 10,219
 10/5/2006               $ 10,328                      $ 10,354
 10/6/2006               $ 10,280                      $ 10,309
 10/7/2006               $ 10,280                      $ 10,309
 10/8/2006               $ 10,280                      $ 10,309
 10/9/2006               $ 10,352                      $ 10,375
10/10/2006               $ 10,372                      $ 10,393
10/11/2006               $ 10,312                      $ 10,336
10/12/2006               $ 10,524                      $ 10,551
10/13/2006               $ 10,600                      $ 10,628
10/14/2006               $ 10,600                      $ 10,628
10/15/2006               $ 10,600                      $ 10,628
10/16/2006               $ 10,692                      $ 10,724
10/17/2006               $ 10,624                      $ 10,660
10/18/2006               $ 10,604                      $ 10,640
10/19/2006               $ 10,652                      $ 10,695
10/20/2006               $ 10,568                      $ 10,622
10/21/2006               $ 10,568                      $ 10,622
10/22/2006               $ 10,568                      $ 10,622
10/23/2006               $ 10,596                      $ 10,641
10/24/2006               $ 10,588                      $ 10,626
10/25/2006               $ 10,660                      $ 10,692
10/26/2006               $ 10,780                      $ 10,816
10/27/2006               $ 10,640                      $ 10,675
10/28/2006               $ 10,640                      $ 10,675
10/29/2006               $ 10,640                      $ 10,675
10/30/2006               $ 10,700                      $ 10,739
10/31/2006               $ 10,640                      $ 10,691
 11/1/2006               $ 10,444                      $ 10,486
 11/2/2006               $ 10,416                      $ 10,459
 11/3/2006               $ 10,448                      $ 10,495
 11/4/2006               $ 10,448                      $ 10,495
 11/5/2006               $ 10,448                      $ 10,495
 11/6/2006               $ 10,592                      $ 10,640
 11/7/2006               $ 10,612                      $ 10,658
 11/8/2006               $ 10,680                      $ 10,735
 11/9/2006               $ 10,568                      $ 10,627
11/10/2006               $ 10,668                      $ 10,726
11/11/2006               $ 10,668                      $ 10,726
11/12/2006               $ 10,668                      $ 10,726
11/13/2006               $ 10,708                      $ 10,772
11/14/2006               $ 10,888                      $ 10,950
11/15/2006               $ 10,980                      $ 11,046
11/16/2006               $ 10,960                      $ 11,030
11/17/2006               $ 10,932                      $ 10,999
11/18/2006               $ 10,932                      $ 10,999
11/19/2006               $ 10,932                      $ 10,999
11/20/2006               $ 10,964                      $ 11,029
11/21/2006               $ 10,988                      $ 11,052
11/22/2006               $ 11,004                      $ 11,063
11/23/2006               $ 11,004                      $ 11,063
11/24/2006               $ 10,992                      $ 11,055
11/25/2006               $ 10,992                      $ 11,055
11/26/2006               $ 10,992                      $ 11,055
11/27/2006               $ 10,712                      $ 10,773
11/28/2006               $ 10,748                      $ 10,812
11/29/2006               $ 10,884                      $ 10,944
11/30/2006               $ 10,896                      $ 10,972
 12/1/2006               $ 10,828                      $ 10,903
 12/2/2006               $ 10,828                      $ 10,903
 12/3/2006               $ 10,828                      $ 10,903
 12/4/2006               $ 11,044                      $ 11,108
 12/5/2006               $ 11,068                      $ 11,130
 12/6/2006               $ 11,048                      $ 11,111
 12/7/2006               $ 10,992                      $ 11,060
 12/8/2006               $ 10,996                      $ 11,064
 12/9/2006               $ 10,996                      $ 11,064
12/10/2006               $ 10,996                      $ 11,064
12/11/2006               $ 11,004                      $ 11,071
12/12/2006               $ 10,936                      $ 11,006
12/13/2006               $ 10,944                      $ 11,014
12/14/2006               $ 11,016                      $ 11,090
12/15/2006               $ 10,996                      $ 11,070
12/16/2006               $ 10,996                      $ 11,070
12/17/2006               $ 10,996                      $ 11,070
12/18/2006               $ 10,848                      $ 10,921
12/19/2006               $ 10,852                      $ 10,922
12/20/2006               $ 10,904                      $ 10,972
12/21/2006               $ 10,860                      $ 10,935
12/22/2006               $ 10,827                      $ 10,906
12/23/2006               $ 10,827                      $ 10,906
12/24/2006               $ 10,827                      $ 10,906
12/25/2006               $ 10,827                      $ 10,906
12/26/2006               $ 10,928                      $ 11,009
12/27/2006               $ 11,069                      $ 11,148
12/28/2006               $ 11,024                      $ 11,104
12/29/2006               $ 10,920                      $ 11,009
12/30/2006               $ 10,920                      $ 11,009
12/31/2006               $ 10,920                      $ 11,009
  1/1/2007               $ 10,920                      $ 11,009
  1/2/2007               $ 10,920                      $ 11,009
  1/3/2007               $ 10,920                      $ 11,006
  1/4/2007               $ 10,956                      $ 11,041
  1/5/2007               $ 10,763                      $ 10,845
  1/6/2007               $ 10,763                      $ 10,845
  1/7/2007               $ 10,763                      $ 10,845
  1/8/2007               $ 10,787                      $ 10,861
  1/9/2007               $ 10,815                      $ 10,880
 1/10/2007               $ 10,823                      $ 10,888
 1/11/2007               $ 10,964                      $ 11,022
 1/12/2007               $ 11,041                      $ 11,104
 1/13/2007               $ 11,041                      $ 11,104
 1/14/2007               $ 11,041                      $ 11,104
 1/15/2007               $ 11,041                      $ 11,104
 1/16/2007               $ 10,992                      $ 11,065
 1/17/2007               $ 10,956                      $ 11,027
 1/18/2007               $ 10,807                      $ 10,880
 1/19/2007               $ 10,904                      $ 10,977
 1/20/2007               $ 10,904                      $ 10,977
 1/21/2007               $ 10,904                      $ 10,977
 1/22/2007               $ 10,799                      $ 10,877
 1/23/2007               $ 10,916                      $ 10,980
 1/24/2007               $ 11,049                      $ 11,102
 1/25/2007               $ 10,900                      $ 10,964
 1/26/2007               $ 10,952                      $ 11,020
 1/27/2007               $ 10,952                      $ 11,020
 1/28/2007               $ 10,952                      $ 11,020
 1/29/2007               $ 11,029                      $ 11,090
 1/30/2007               $ 11,093                      $ 11,159
 1/31/2007               $ 11,125                      $ 11,193
  2/1/2007               $ 11,234                      $ 11,297
  2/2/2007               $ 11,254                      $ 11,321
  2/3/2007               $ 11,254                      $ 11,321
  2/4/2007               $ 11,254                      $ 11,321
  2/5/2007               $ 11,209                      $ 11,283
  2/6/2007               $ 11,266                      $ 11,335
  2/7/2007               $ 11,350                      $ 11,417
  2/8/2007               $ 11,350                      $ 11,420
  2/9/2007               $ 11,209                      $ 11,291
 2/10/2007               $ 11,209                      $ 11,291
 2/11/2007               $ 11,209                      $ 11,291
 2/12/2007               $ 11,185                      $ 11,272
 2/13/2007               $ 11,282                      $ 11,368
 2/14/2007               $ 11,298                      $ 11,389
 2/15/2007               $ 11,322                      $ 11,410
 2/16/2007               $ 11,358                      $ 11,448
 2/17/2007               $ 11,358                      $ 11,448
 2/18/2007               $ 11,358                      $ 11,448
 2/19/2007               $ 11,358                      $ 11,448
 2/20/2007               $ 11,463                      $ 11,559
 2/21/2007               $ 11,471                      $ 11,577
 2/22/2007               $ 11,499                      $ 11,607
 2/23/2007               $ 11,463                      $ 11,568
 2/24/2007               $ 11,463                      $ 11,568
 2/25/2007               $ 11,463                      $ 11,568
 2/26/2007               $ 11,419                      $ 11,527
 2/27/2007               $ 10,984                      $ 11,095
 2/28/2007               $ 10,996                      $ 11,104
  3/1/2007               $ 10,964                      $ 11,073
  3/2/2007               $ 10,743                      $ 10,855
  3/3/2007               $ 10,743                      $ 10,855
  3/4/2007               $ 10,743                      $ 10,855
  3/5/2007               $ 10,522                      $ 10,640
  3/6/2007               $ 10,783                      $ 10,903
  3/7/2007               $ 10,747                      $ 10,863
  3/8/2007               $ 10,836                      $ 10,936
  3/9/2007               $ 10,896                      $ 10,992
 3/10/2007               $ 10,896                      $ 10,992
 3/11/2007               $ 10,896                      $ 10,992
 3/12/2007               $ 10,952                      $ 11,047
 3/13/2007               $ 10,671                      $ 10,770
 3/14/2007               $ 10,763                      $ 10,863
 3/15/2007               $ 10,872                      $ 10,975
 3/16/2007               $ 10,807                      $ 10,907
 3/17/2007               $ 10,807                      $ 10,907
 3/18/2007               $ 10,807                      $ 10,907
 3/19/2007               $ 10,936                      $ 11,023
 3/20/2007               $ 11,020                      $ 11,116
 3/21/2007               $ 11,205                      $ 11,310
 3/22/2007               $ 11,213                      $ 11,319
 3/23/2007               $ 11,238                      $ 11,339
 3/24/2007               $ 11,238                      $ 11,339
 3/25/2007               $ 11,238                      $ 11,339
 3/26/2007               $ 11,234                      $ 11,332
 3/27/2007               $ 11,145                      $ 11,240
 3/28/2007               $ 11,073                      $ 11,175
 3/29/2007               $ 11,093                      $ 11,198
 3/30/2007               $ 11,113                      $ 11,223
 3/31/2007               $ 11,113                      $ 11,223

TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                A-CLASS                  C-CLASS             H-CLASS
                               (05/31/06)               (05/31/06)         (05/31/06)
-------------------------------------------------------------------------------------
                          SINCE        SINCE       SINCE        SINCE        SINCE
                        INCEPTION   INCEPTION*   INCEPTION   INCEPTION**   INCEPTION
-------------------------------------------------------------------------------------
RUSSELL 2000(R) FUND      11.13%       5.84%       10.49%       9.49%        11.13%
RUSSELL 2000(R) INDEX     12.23%      12.23%       12.23%      12.23%        12.23%
-------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES (WITHOUT CDSC) AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000(R) Index.

INCEPTION: February 20, 2004

The small-cap Russell 2000(R) Index had a return of 5.91% for the 12 months ended March 31, 2007 and underperformed the large-cap S&P 500 Index, which had a return of 11.83% for the 12 months. The Russell 2000(R) Value Index outperformed the Russell 2000(R) Growth Index by almost 10% in the last 12 months.

Rydex Inverse Russell 2000(R) Fund H-Class returned -0.67% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of the inverse of the daily performance of the Russell 2000(R) Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           INVERSE RUSSELL 2000(R) FUND   RUSSELL 2000(R) INDEX
Other                                                                             10.8%
Financials                                                                        22.1%
Information Technology                                                            18.2%
Consumer Discretionary                                                            16.8%
Industrials                                                                       13.6%
Health Care                                                                       13.2%
Energy                                                                             5.3%
Futures Contracts Short Sales                         -56.9%
Equity Index Swap Agreements Short Sales              -43.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  INVERSE RUSSELL 2000(R) FUND
   DATE                     C-CLASS                    RUSSELL 2000(R) INDEX
 2/20/2004                  $ 10,000                         $ 10,000
 2/21/2004                  $ 10,000                         $ 10,000
 2/22/2004                  $ 10,000                         $ 10,000
 2/23/2004                  $ 10,172                         $  9,833
 2/24/2004                  $ 10,156                         $  9,862
 2/25/2004                  $ 10,024                         $  9,986
 2/26/2004                  $  9,948                         $ 10,070
 2/27/2004                  $  9,924                         $ 10,100
 2/28/2004                  $  9,924                         $ 10,100
 2/29/2004                  $  9,924                         $ 10,100
  3/1/2004                  $  9,750                         $ 10,259
  3/2/2004                  $  9,814                         $ 10,195
  3/3/2004                  $  9,814                         $ 10,200
  3/4/2004                  $  9,686                         $ 10,322
  3/5/2004                  $  9,660                         $ 10,342
  3/6/2004                  $  9,660                         $ 10,342
  3/7/2004                  $  9,660                         $ 10,342
  3/8/2004                  $  9,772                         $ 10,221
  3/9/2004                  $  9,880                         $ 10,108
 3/10/2004                  $ 10,082                         $  9,920
 3/11/2004                  $ 10,196                         $  9,814
 3/12/2004                  $  9,952                         $ 10,058
 3/13/2004                  $  9,952                         $ 10,058
 3/14/2004                  $  9,952                         $ 10,058
 3/15/2004                  $ 10,238                         $  9,784
 3/16/2004                  $ 10,222                         $  9,779
 3/17/2004                  $ 10,034                         $  9,986
 3/18/2004                  $ 10,100                         $  9,916
 3/19/2004                  $ 10,120                         $  9,851
 3/20/2004                  $ 10,120                         $  9,851
 3/21/2004                  $ 10,120                         $  9,851
 3/22/2004                  $ 10,316                         $  9,648
 3/23/2004                  $ 10,288                         $  9,682
 3/24/2004                  $ 10,344                         $  9,625
 3/25/2004                  $ 10,074                         $  9,865
 3/26/2004                  $ 10,064                         $  9,889
 3/27/2004                  $ 10,064                         $  9,889
 3/28/2004                  $ 10,064                         $  9,889
 3/29/2004                  $  9,878                         $ 10,074
 3/30/2004                  $  9,772                         $ 10,178
 3/31/2004                  $  9,754                         $ 10,194
  4/1/2004                  $  9,670                         $ 10,281
  4/2/2004                  $  9,510                         $ 10,422
  4/3/2004                  $  9,510                         $ 10,422
  4/4/2004                  $  9,510                         $ 10,422
  4/5/2004                  $  9,542                         $ 10,473
  4/6/2004                  $  9,650                         $ 10,352
  4/7/2004                  $  9,594                         $ 10,392
  4/8/2004                  $  9,662                         $ 10,327
  4/9/2004                  $  9,662                         $ 10,327
 4/10/2004                  $  9,662                         $ 10,327
 4/11/2004                  $  9,662                         $ 10,327
 4/12/2004                  $  9,640                         $ 10,358
 4/13/2004                  $  9,878                         $ 10,120
 4/14/2004                  $  9,932                         $ 10,054
 4/15/2004                  $  9,976                         $ 10,025
 4/16/2004                  $  9,910                         $ 10,078
 4/17/2004                  $  9,910                         $ 10,078
 4/18/2004                  $  9,910                         $ 10,078
 4/19/2004                  $  9,826                         $ 10,140
 4/20/2004                  $ 10,056                         $  9,947
 4/21/2004                  $  9,896                         $ 10,076
 4/22/2004                  $  9,732                         $ 10,249
 4/23/2004                  $  9,768                         $ 10,205
 4/24/2004                  $  9,768                         $ 10,205
 4/25/2004                  $  9,768                         $ 10,205
 4/26/2004                  $  9,760                         $ 10,183
 4/27/2004                  $  9,768                         $ 10,206
 4/28/2004                  $  9,976                         $  9,971
 4/29/2004                  $ 10,148                         $  9,803
 4/30/2004                  $ 10,304                         $  9,674
  5/1/2004                  $ 10,304                         $  9,674
  5/2/2004                  $ 10,304                         $  9,674
  5/3/2004                  $ 10,190                         $  9,772
  5/4/2004                  $ 10,110                         $  9,845
  5/5/2004                  $ 10,092                         $  9,853
  5/6/2004                  $ 10,230                         $  9,733
  5/7/2004                  $ 10,514                         $  9,482
  5/8/2004                  $ 10,514                         $  9,482
  5/9/2004                  $ 10,514                         $  9,482
 5/10/2004                  $ 10,722                         $  9,298
 5/11/2004                  $ 10,490                         $  9,484
 5/12/2004                  $ 10,480                         $  9,491
 5/13/2004                  $ 10,550                         $  9,460
 5/14/2004                  $ 10,626                         $  9,401
 5/15/2004                  $ 10,626                         $  9,401
 5/16/2004                  $ 10,626                         $  9,401
 5/17/2004                  $ 10,764                         $  9,256
 5/18/2004                  $ 10,618                         $  9,381
 5/19/2004                  $ 10,678                         $  9,352
 5/20/2004                  $ 10,666                         $  9,350
 5/21/2004                  $ 10,556                         $  9,437
 5/22/2004                  $ 10,556                         $  9,437
 5/23/2004                  $ 10,556                         $  9,437
 5/24/2004                  $ 10,440                         $  9,540
 5/25/2004                  $ 10,190                         $  9,776
 5/26/2004                  $ 10,138                         $  9,818
 5/27/2004                  $ 10,128                         $  9,833
 5/28/2004                  $ 10,126                         $  9,828
 5/29/2004                  $ 10,126                         $  9,828
 5/30/2004                  $ 10,126                         $  9,828
 5/31/2004                  $ 10,126                         $  9,828
  6/1/2004                  $ 10,040                         $  9,901
  6/2/2004                  $ 10,034                         $  9,920
  6/3/2004                  $ 10,224                         $  9,728
  6/4/2004                  $ 10,128                         $  9,820
  6/5/2004                  $ 10,128                         $  9,820
  6/6/2004                  $ 10,128                         $  9,820
  6/7/2004                  $  9,926                         $ 10,013
  6/8/2004                  $  9,942                         $  9,996
  6/9/2004                  $ 10,104                         $  9,835
 6/10/2004                  $ 10,092                         $  9,845
 6/11/2004                  $ 10,092                         $  9,845
 6/12/2004                  $ 10,092                         $  9,845
 6/13/2004                  $ 10,092                         $  9,845
 6/14/2004                  $ 10,294                         $  9,649
 6/15/2004                  $ 10,094                         $  9,827
 6/16/2004                  $ 10,064                         $  9,865
 6/17/2004                  $ 10,068                         $  9,856
 6/18/2004                  $ 10,052                         $  9,873
 6/19/2004                  $ 10,052                         $  9,873
 6/20/2004                  $ 10,052                         $  9,873
 6/21/2004                  $ 10,082                         $  9,842
 6/22/2004                  $ 10,018                         $  9,897
 6/23/2004                  $  9,866                         $ 10,040
 6/24/2004                  $  9,896                         $ 10,021
 6/25/2004                  $  9,740                         $ 10,171
 6/26/2004                  $  9,740                         $ 10,171
 6/27/2004                  $  9,740                         $ 10,171
 6/28/2004                  $  9,800                         $ 10,113
 6/29/2004                  $  9,738                         $ 10,178
 6/30/2004                  $  9,684                         $ 10,242
  7/1/2004                  $  9,828                         $ 10,085
  7/2/2004                  $  9,832                         $ 10,091
  7/3/2004                  $  9,832                         $ 10,091
  7/4/2004                  $  9,832                         $ 10,091
  7/5/2004                  $  9,832                         $ 10,091
  7/6/2004                  $  9,996                         $  9,913
  7/7/2004                  $ 10,006                         $  9,906
  7/8/2004                  $ 10,208                         $  9,711
  7/9/2004                  $ 10,150                         $  9,763
 7/10/2004                  $ 10,150                         $  9,763
 7/11/2004                  $ 10,150                         $  9,763
 7/12/2004                  $ 10,186                         $  9,738
 7/13/2004                  $ 10,176                         $  9,746
 7/14/2004                  $ 10,230                         $  9,695
 7/15/2004                  $ 10,192                         $  9,737
 7/16/2004                  $ 10,322                         $  9,622
 7/17/2004                  $ 10,322                         $  9,622
 7/18/2004                  $ 10,322                         $  9,622
 7/19/2004                  $ 10,310                         $  9,609
 7/20/2004                  $ 10,136                         $  9,773
 7/21/2004                  $ 10,430                         $  9,502
 7/22/2004                  $ 10,466                         $  9,467
 7/23/2004                  $ 10,614                         $  9,341
 7/24/2004                  $ 10,614                         $  9,341
 7/25/2004                  $ 10,614                         $  9,341
 7/26/2004                  $ 10,726                         $  9,241
 7/27/2004                  $ 10,494                         $  9,434
 7/28/2004                  $ 10,552                         $  9,377
 7/29/2004                  $ 10,390                         $  9,527
 7/30/2004                  $ 10,376                         $  9,552
 7/31/2004                  $ 10,376                         $  9,552
  8/1/2004                  $ 10,376                         $  9,552
  8/2/2004                  $ 10,356                         $  9,564
  8/3/2004                  $ 10,514                         $  9,420
  8/4/2004                  $ 10,532                         $  9,404
  8/5/2004                  $ 10,740                         $  9,226
  8/6/2004                  $ 10,990                         $  9,006
  8/7/2004                  $ 10,990                         $  9,006
  8/8/2004                  $ 10,990                         $  9,006
  8/9/2004                  $ 11,020                         $  8,985
 8/10/2004                  $ 10,770                         $  9,184
 8/11/2004                  $ 10,838                         $  9,129
 8/12/2004                  $ 11,028                         $  8,965
 8/13/2004                  $ 11,018                         $  8,970
 8/14/2004                  $ 11,018                         $  8,970
 8/15/2004                  $ 11,018                         $  8,970
 8/16/2004                  $ 10,796                         $  9,155
 8/17/2004                  $ 10,756                         $  9,189
 8/18/2004                  $ 10,510                         $  9,391
 8/19/2004                  $ 10,596                         $  9,318
 8/20/2004                  $ 10,396                         $  9,501
 8/21/2004                  $ 10,396                         $  9,501
 8/22/2004                  $ 10,396                         $  9,501
 8/23/2004                  $ 10,466                         $  9,423
 8/24/2004                  $ 10,444                         $  9,450
 8/25/2004                  $ 10,344                         $  9,540
 8/26/2004                  $ 10,404                         $  9,490
 8/27/2004                  $ 10,312                         $  9,567
 8/28/2004                  $ 10,312                         $  9,567
 8/29/2004                  $ 10,312                         $  9,567
 8/30/2004                  $ 10,442                         $  9,445
 8/31/2004                  $ 10,374                         $  9,503
  9/1/2004                  $ 10,290                         $  9,582
  9/2/2004                  $ 10,152                         $  9,709
  9/3/2004                  $ 10,222                         $  9,648
  9/4/2004                  $ 10,222                         $  9,648
  9/5/2004                  $ 10,222                         $  9,648
  9/6/2004                  $ 10,222                         $  9,648
  9/7/2004                  $ 10,094                         $  9,764
  9/8/2004                  $ 10,184                         $  9,676
  9/9/2004                  $ 10,026                         $  9,822
 9/10/2004                  $  9,960                         $  9,887
 9/11/2004                  $  9,960                         $  9,887
 9/12/2004                  $  9,960                         $  9,887
 9/13/2004                  $  9,906                         $  9,944
 9/14/2004                  $  9,936                         $  9,907
 9/15/2004                  $  9,988                         $  9,865
 9/16/2004                  $  9,880                         $  9,970
 9/17/2004                  $  9,904                         $  9,946
 9/18/2004                  $  9,904                         $  9,946
 9/19/2004                  $  9,904                         $  9,946
 9/20/2004                  $  9,936                         $  9,905
 9/21/2004                  $  9,832                         $ 10,012
 9/22/2004                  $ 10,022                         $  9,821
 9/23/2004                  $ 10,018                         $  9,820
 9/24/2004                  $ 10,014                         $  9,823
 9/25/2004                  $ 10,014                         $  9,823
 9/26/2004                  $ 10,014                         $  9,823
 9/27/2004                  $ 10,150                         $  9,691
 9/28/2004                  $ 10,016                         $  9,822
 9/29/2004                  $  9,922                         $  9,917
 9/30/2004                  $  9,894                         $  9,949
 10/1/2004                  $  9,670                         $ 10,160
 10/2/2004                  $  9,670                         $ 10,160
 10/3/2004                  $  9,670                         $ 10,160
 10/4/2004                  $  9,610                         $ 10,231
 10/5/2004                  $  9,638                         $ 10,200
 10/6/2004                  $  9,546                         $ 10,295
 10/7/2004                  $  9,712                         $ 10,120
 10/8/2004                  $  9,828                         $ 10,000
 10/9/2004                  $  9,828                         $ 10,000
10/10/2004                  $  9,828                         $ 10,000
10/11/2004                  $  9,794                         $ 10,033
10/12/2004                  $  9,810                         $ 10,018
10/13/2004                  $  9,936                         $  9,892
10/14/2004                  $ 10,014                         $  9,813
10/15/2004                  $  9,930                         $  9,892
10/16/2004                  $  9,930                         $  9,892
10/17/2004                  $  9,930                         $  9,892
10/18/2004                  $  9,884                         $  9,938
10/19/2004                  $  9,984                         $  9,845
10/20/2004                  $  9,926                         $  9,905
10/21/2004                  $  9,808                         $ 10,019
10/22/2004                  $  9,964                         $  9,864
10/23/2004                  $  9,964                         $  9,864
10/24/2004                  $  9,964                         $  9,864
10/25/2004                  $  9,892                         $  9,932
10/26/2004                  $  9,788                         $ 10,035
10/27/2004                  $  9,624                         $ 10,203
10/28/2004                  $  9,650                         $ 10,177
10/29/2004                  $  9,682                         $ 10,145
10/30/2004                  $  9,682                         $ 10,145
10/31/2004                  $  9,682                         $ 10,145
 11/1/2004                  $  9,628                         $ 10,201
 11/2/2004                  $  9,656                         $ 10,174
 11/3/2004                  $  9,490                         $ 10,347
 11/4/2004                  $  9,378                         $ 10,466
 11/5/2004                  $  9,340                         $ 10,504
 11/6/2004                  $  9,340                         $ 10,504
 11/7/2004                  $  9,340                         $ 10,504
 11/8/2004                  $  9,378                         $ 10,467
 11/9/2004                  $  9,304                         $ 10,547
11/10/2004                  $  9,258                         $ 10,600
11/11/2004                  $  9,158                         $ 10,716
11/12/2004                  $  9,072                         $ 10,815
11/13/2004                  $  9,072                         $ 10,815
11/14/2004                  $  9,072                         $ 10,815
11/15/2004                  $  9,046                         $ 10,848
11/16/2004                  $  9,130                         $ 10,744
11/17/2004                  $  9,056                         $ 10,833
11/18/2004                  $  9,072                         $ 10,817
11/19/2004                  $  9,196                         $ 10,668
11/20/2004                  $  9,196                         $ 10,668
11/21/2004                  $  9,196                         $ 10,668
11/22/2004                  $  9,072                         $ 10,808
11/23/2004                  $  9,030                         $ 10,861
11/24/2004                  $  8,948                         $ 10,948
11/25/2004                  $  8,948                         $ 10,948
11/26/2004                  $  8,932                         $ 10,978
11/27/2004                  $  8,932                         $ 10,978
11/28/2004                  $  8,932                         $ 10,978
11/29/2004                  $  8,884                         $ 11,037
11/30/2004                  $  8,894                         $ 11,025
 12/1/2004                  $  8,758                         $ 11,198
 12/2/2004                  $  8,776                         $ 11,178
 12/3/2004                  $  8,782                         $ 11,173
 12/4/2004                  $  8,782                         $ 11,173
 12/5/2004                  $  8,782                         $ 11,173
 12/6/2004                  $  8,826                         $ 11,118
 12/7/2004                  $  9,012                         $ 10,883
 12/8/2004                  $  8,930                         $ 10,982
 12/9/2004                  $  8,958                         $ 10,948
12/10/2004                  $  8,916                         $ 11,001
12/11/2004                  $  8,916                         $ 11,001
12/12/2004                  $  8,916                         $ 11,001
12/13/2004                  $  8,830                         $ 11,104
12/14/2004                  $  8,754                         $ 11,200
12/15/2004                  $  8,688                         $ 11,289
12/16/2004                  $  8,772                         $ 11,179
12/17/2004                  $  8,782                         $ 11,176
12/18/2004                  $  8,782                         $ 11,176
12/19/2004                  $  8,782                         $ 11,176
12/20/2004                  $  8,832                         $ 11,107
12/21/2004                  $  8,716                         $ 11,250
12/22/2004                  $  8,690                         $ 11,290
12/23/2004                  $  8,682                         $ 11,306
12/24/2004                  $  8,682                         $ 11,306
12/25/2004                  $  8,682                         $ 11,306
12/26/2004                  $  8,682                         $ 11,306
12/27/2004                  $  8,750                         $ 11,218
12/28/2004                  $  8,612                         $ 11,397
12/29/2004                  $  8,624                         $ 11,381
12/30/2004                  $  8,628                         $ 11,377
12/31/2004                  $  8,650                         $ 11,352
  1/1/2005                  $  8,650                         $ 11,352
  1/2/2005                  $  8,650                         $ 11,352
  1/3/2005                  $  8,796                         $ 11,158
  1/4/2005                  $  8,960                         $ 10,951
  1/5/2005                  $  9,118                         $ 10,758
  1/6/2005                  $  9,082                         $ 10,800
  1/7/2005                  $  9,178                         $ 10,685
  1/8/2005                  $  9,178                         $ 10,685
  1/9/2005                  $  9,178                         $ 10,685
 1/10/2005                  $  9,112                         $ 10,764
 1/11/2005                  $  9,200                         $ 10,656
 1/12/2005                  $  9,176                         $ 10,686
 1/13/2005                  $  9,222                         $ 10,633
 1/14/2005                  $  9,116                         $ 10,761
 1/15/2005                  $  9,116                         $ 10,761
 1/16/2005                  $  9,116                         $ 10,761
 1/17/2005                  $  9,116                         $ 10,761
 1/18/2005                  $  9,004                         $ 10,890
 1/19/2005                  $  9,116                         $ 10,769
 1/20/2005                  $  9,194                         $ 10,672
 1/21/2005                  $  9,214                         $ 10,650
 1/22/2005                  $  9,214                         $ 10,650
 1/23/2005                  $  9,214                         $ 10,650
 1/24/2005                  $  9,312                         $ 10,536
 1/25/2005                  $  9,280                         $ 10,570
 1/26/2005                  $  9,130                         $ 10,746
 1/27/2005                  $  9,122                         $ 10,753
 1/28/2005                  $  9,180                         $ 10,686
 1/29/2005                  $  9,180                         $ 10,686
 1/30/2005                  $  9,180                         $ 10,686
 1/31/2005                  $  9,016                         $ 10,878
  2/1/2005                  $  8,958                         $ 10,950
  2/2/2005                  $  8,904                         $ 11,017
  2/3/2005                  $  8,940                         $ 10,972
  2/4/2005                  $  8,822                         $ 11,114
  2/5/2005                  $  8,822                         $ 11,114
  2/6/2005                  $  8,822                         $ 11,114
  2/7/2005                  $  8,834                         $ 11,100
  2/8/2005                  $  8,806                         $ 11,137
  2/9/2005                  $  8,986                         $ 10,911
 2/10/2005                  $  8,968                         $ 10,930
 2/11/2005                  $  8,858                         $ 11,070
 2/12/2005                  $  8,858                         $ 11,070
 2/13/2005                  $  8,858                         $ 11,070
 2/14/2005                  $  8,854                         $ 11,074
 2/15/2005                  $  8,856                         $ 11,073
 2/16/2005                  $  8,802                         $ 11,142
 2/17/2005                  $  8,910                         $ 11,008
 2/18/2005                  $  8,928                         $ 10,991
 2/19/2005                  $  8,928                         $ 10,991
 2/20/2005                  $  8,928                         $ 10,991
 2/21/2005                  $  8,928                         $ 10,991
 2/22/2005                  $  9,098                         $ 10,778
 2/23/2005                  $  9,064                         $ 10,824
 2/24/2005                  $  8,962                         $ 10,947
 2/25/2005                  $  8,818                         $ 11,123
 2/26/2005                  $  8,818                         $ 11,123
 2/27/2005                  $  8,818                         $ 11,123
 2/28/2005                  $  8,872                         $ 11,062
  3/1/2005                  $  8,806                         $ 11,140
  3/2/2005                  $  8,822                         $ 11,120
  3/3/2005                  $  8,810                         $ 11,137
  3/4/2005                  $  8,718                         $ 11,253
  3/5/2005                  $  8,718                         $ 11,253
  3/6/2005                  $  8,718                         $ 11,253
  3/7/2005                  $  8,734                         $ 11,234
  3/8/2005                  $  8,816                         $ 11,132
  3/9/2005                  $  8,908                         $ 11,012
 3/10/2005                  $  8,966                         $ 10,941
 3/11/2005                  $  8,968                         $ 10,941
 3/12/2005                  $  8,968                         $ 10,941
 3/13/2005                  $  8,968                         $ 10,941
 3/14/2005                  $  8,920                         $ 11,002
 3/15/2005                  $  8,970                         $ 10,942
 3/16/2005                  $  9,022                         $ 10,874
 3/17/2005                  $  8,992                         $ 10,919
 3/18/2005                  $  9,042                         $ 10,868
 3/19/2005                  $  9,042                         $ 10,868
 3/20/2005                  $  9,042                         $ 10,868
 3/21/2005                  $  9,050                         $ 10,851
 3/22/2005                  $  9,096                         $ 10,800
 3/23/2005                  $  9,186                         $ 10,686
 3/24/2005                  $  9,142                         $ 10,742
 3/25/2005                  $  9,142                         $ 10,742
 3/26/2005                  $  9,142                         $ 10,742
 3/27/2005                  $  9,142                         $ 10,742
 3/28/2005                  $  9,144                         $ 10,740
 3/29/2005                  $  9,296                         $ 10,562
 3/30/2005                  $  9,142                         $ 10,742
 3/31/2005                  $  9,142                         $ 10,746
  4/1/2005                  $  9,192                         $ 10,684
  4/2/2005                  $  9,192                         $ 10,684
  4/3/2005                  $  9,192                         $ 10,684
  4/4/2005                  $  9,158                         $ 10,723
  4/5/2005                  $  9,146                         $ 10,736
  4/6/2005                  $  9,120                         $ 10,767
  4/7/2005                  $  9,070                         $ 10,830
  4/8/2005                  $  9,206                         $ 10,673
  4/9/2005                  $  9,206                         $ 10,673
 4/10/2005                  $  9,206                         $ 10,673
 4/11/2005                  $  9,260                         $ 10,610
 4/12/2005                  $  9,172                         $ 10,713
 4/13/2005                  $  9,326                         $ 10,531
 4/14/2005                  $  9,490                         $ 10,346
 4/15/2005                  $  9,672                         $ 10,151
 4/16/2005                  $  9,672                         $ 10,151
 4/17/2005                  $  9,672                         $ 10,151
 4/18/2005                  $  9,598                         $ 10,231
 4/19/2005                  $  9,444                         $ 10,399
 4/20/2005                  $  9,600                         $ 10,225
 4/21/2005                  $  9,374                         $ 10,470
 4/22/2005                  $  9,522                         $ 10,305
 4/23/2005                  $  9,522                         $ 10,305
 4/24/2005                  $  9,522                         $ 10,305
 4/25/2005                  $  9,412                         $ 10,426
 4/26/2005                  $  9,552                         $ 10,272
 4/27/2005                  $  9,562                         $ 10,265
 4/28/2005                  $  9,758                         $ 10,054
 4/29/2005                  $  9,690                         $ 10,130
 4/30/2005                  $  9,690                         $ 10,130
  5/1/2005                  $  9,690                         $ 10,130
  5/2/2005                  $  9,580                         $ 10,244
  5/3/2005                  $  9,602                         $ 10,220
  5/4/2005                  $  9,426                         $ 10,408
  5/5/2005                  $  9,418                         $ 10,416
  5/6/2005                  $  9,406                         $ 10,432
  5/7/2005                  $  9,406                         $ 10,432
  5/8/2005                  $  9,406                         $ 10,432
  5/9/2005                  $  9,306                         $ 10,544
 5/10/2005                  $  9,428                         $ 10,407
 5/11/2005                  $  9,418                         $ 10,418
 5/12/2005                  $  9,560                         $ 10,267
 5/13/2005                  $  9,634                         $ 10,182
 5/14/2005                  $  9,634                         $ 10,182
 5/15/2005                  $  9,634                         $ 10,182
 5/16/2005                  $  9,478                         $ 10,352
 5/17/2005                  $  9,418                         $ 10,414
 5/18/2005                  $  9,224                         $ 10,635
 5/19/2005                  $  9,182                         $ 10,681
 5/20/2005                  $  9,204                         $ 10,663
 5/21/2005                  $  9,204                         $ 10,663
 5/22/2005                  $  9,204                         $ 10,663
 5/23/2005                  $  9,150                         $ 10,723
 5/24/2005                  $  9,148                         $ 10,725
 5/25/2005                  $  9,246                         $ 10,611
 5/26/2005                  $  9,122                         $ 10,757
 5/27/2005                  $  9,088                         $ 10,797
 5/28/2005                  $  9,088                         $ 10,797
 5/29/2005                  $  9,088                         $ 10,797
 5/30/2005                  $  9,088                         $ 10,797
 5/31/2005                  $  9,096                         $ 10,793
  6/1/2005                  $  8,994                         $ 10,917
  6/2/2005                  $  8,972                         $ 10,943
  6/3/2005                  $  9,046                         $ 10,857
  6/4/2005                  $  9,046                         $ 10,857
  6/5/2005                  $  9,046                         $ 10,857
  6/6/2005                  $  9,006                         $ 10,903
  6/7/2005                  $  8,994                         $ 10,918
  6/8/2005                  $  9,044                         $ 10,861
  6/9/2005                  $  8,958                         $ 10,962
 6/10/2005                  $  8,956                         $ 10,964
 6/11/2005                  $  8,956                         $ 10,964
 6/12/2005                  $  8,956                         $ 10,964
 6/13/2005                  $  8,918                         $ 11,013
 6/14/2005                  $  8,840                         $ 11,108
 6/15/2005                  $  8,804                         $ 11,158
 6/16/2005                  $  8,710                         $ 11,278
 6/17/2005                  $  8,708                         $ 11,281
 6/18/2005                  $  8,708                         $ 11,281
 6/19/2005                  $  8,708                         $ 11,281
 6/20/2005                  $  8,742                         $ 11,240
 6/21/2005                  $  8,752                         $ 11,227
 6/22/2005                  $  8,718                         $ 11,269
 6/23/2005                  $  8,848                         $ 11,106
 6/24/2005                  $  8,906                         $ 11,041
 6/25/2005                  $  8,906                         $ 11,041
 6/26/2005                  $  8,906                         $ 11,041
 6/27/2005                  $  8,932                         $ 11,005
 6/28/2005                  $  8,740                         $ 11,240
 6/29/2005                  $  8,726                         $ 11,263
 6/30/2005                  $  8,768                         $ 11,209
  7/1/2005                  $  8,726                         $ 11,269
  7/2/2005                  $  8,726                         $ 11,269
  7/3/2005                  $  8,726                         $ 11,269
  7/4/2005                  $  8,726                         $ 11,269
  7/5/2005                  $  8,588                         $ 11,448
  7/6/2005                  $  8,654                         $ 11,362
  7/7/2005                  $  8,640                         $ 11,381
  7/8/2005                  $  8,470                         $ 11,606
  7/9/2005                  $  8,470                         $ 11,606
 7/10/2005                  $  8,470                         $ 11,606
 7/11/2005                  $  8,346                         $ 11,775
 7/12/2005                  $  8,360                         $ 11,758
 7/13/2005                  $  8,400                         $ 11,704
 7/14/2005                  $  8,458                         $ 11,623
 7/15/2005                  $  8,448                         $ 11,635
 7/16/2005                  $  8,448                         $ 11,635
 7/17/2005                  $  8,448                         $ 11,635
 7/18/2005                  $  8,516                         $ 11,545
 7/19/2005                  $  8,386                         $ 11,726
 7/20/2005                  $  8,278                         $ 11,878
 7/21/2005                  $  8,410                         $ 11,695
 7/22/2005                  $  8,276                         $ 11,882
 7/23/2005                  $  8,276                         $ 11,882
 7/24/2005                  $  8,276                         $ 11,882
 7/25/2005                  $  8,360                         $ 11,763
 7/26/2005                  $  8,318                         $ 11,827
 7/27/2005                  $  8,312                         $ 11,833
 7/28/2005                  $  8,208                         $ 11,977
 7/29/2005                  $  8,250                         $ 11,920
 7/30/2005                  $  8,250                         $ 11,920
 7/31/2005                  $  8,250                         $ 11,920
  8/1/2005                  $  8,216                         $ 11,973
  8/2/2005                  $  8,148                         $ 12,074
  8/3/2005                  $  8,208                         $ 11,984
  8/4/2005                  $  8,344                         $ 11,783
  8/5/2005                  $  8,458                         $ 11,625
  8/6/2005                  $  8,458                         $ 11,625
  8/7/2005                  $  8,458                         $ 11,625
  8/8/2005                  $  8,498                         $ 11,569
  8/9/2005                  $  8,486                         $ 11,585
 8/10/2005                  $  8,492                         $ 11,581
 8/11/2005                  $  8,414                         $ 11,691
 8/12/2005                  $  8,496                         $ 11,579
 8/13/2005                  $  8,496                         $ 11,579
 8/14/2005                  $  8,496                         $ 11,579
 8/15/2005                  $  8,424                         $ 11,679
 8/16/2005                  $  8,564                         $ 11,485
 8/17/2005                  $  8,562                         $ 11,490
 8/18/2005                  $  8,606                         $ 11,426
 8/19/2005                  $  8,592                         $ 11,449
 8/20/2005                  $  8,592                         $ 11,449
 8/21/2005                  $  8,592                         $ 11,449
 8/22/2005                  $  8,530                         $ 11,536
 8/23/2005                  $  8,556                         $ 11,502
 8/24/2005                  $  8,564                         $ 11,494
 8/25/2005                  $  8,530                         $ 11,541
 8/26/2005                  $  8,650                         $ 11,383
 8/27/2005                  $  8,650                         $ 11,383
 8/28/2005                  $  8,650                         $ 11,383
 8/29/2005                  $  8,562                         $ 11,500
 8/30/2005                  $  8,580                         $ 11,475
 8/31/2005                  $  8,414                         $ 11,699
  9/1/2005                  $  8,390                         $ 11,733
  9/2/2005                  $  8,458                         $ 11,643
  9/3/2005                  $  8,458                         $ 11,643
  9/4/2005                  $  8,458                         $ 11,643
  9/5/2005                  $  8,458                         $ 11,643
  9/6/2005                  $  8,314                         $ 11,839
  9/7/2005                  $  8,278                         $ 11,890
  9/8/2005                  $  8,326                         $ 11,823
  9/9/2005                  $  8,272                         $ 11,904
 9/10/2005                  $  8,272                         $ 11,904
 9/11/2005                  $  8,272                         $ 11,904
 9/12/2005                  $  8,238                         $ 11,952
 9/13/2005                  $  8,332                         $ 11,820
 9/14/2005                  $  8,416                         $ 11,701
 9/15/2005                  $  8,428                         $ 11,685
 9/16/2005                  $  8,350                         $ 11,801
 9/17/2005                  $  8,350                         $ 11,801
 9/18/2005                  $  8,350                         $ 11,801
 9/19/2005                  $  8,410                         $ 11,714
 9/20/2005                  $  8,492                         $ 11,603
 9/21/2005                  $  8,626                         $ 11,415
 9/22/2005                  $  8,612                         $ 11,437
 9/23/2005                  $  8,556                         $ 11,512
 9/24/2005                  $  8,556                         $ 11,512
 9/25/2005                  $  8,556                         $ 11,512
 9/26/2005                  $  8,500                         $ 11,595
 9/27/2005                  $  8,514                         $ 11,577
 9/28/2005                  $  8,550                         $ 11,528
 9/29/2005                  $  8,432                         $ 11,686
 9/30/2005                  $  8,400                         $ 11,735
 10/1/2005                  $  8,400                         $ 11,735
 10/2/2005                  $  8,400                         $ 11,735
 10/3/2005                  $  8,366                         $ 11,784
 10/4/2005                  $  8,452                         $ 11,666
 10/5/2005                  $  8,692                         $ 11,336
 10/6/2005                  $  8,766                         $ 11,239
 10/7/2005                  $  8,702                         $ 11,325
 10/8/2005                  $  8,702                         $ 11,325
 10/9/2005                  $  8,702                         $ 11,325
10/10/2005                  $  8,788                         $ 11,213
10/11/2005                  $  8,886                         $ 11,075
10/12/2005                  $  9,018                         $ 10,926
10/13/2005                  $  8,998                         $ 10,957
10/14/2005                  $  8,858                         $ 11,130
10/15/2005                  $  8,858                         $ 11,130
10/16/2005                  $  8,858                         $ 11,130
10/17/2005                  $  8,854                         $ 11,134
10/18/2005                  $  8,968                         $ 10,994
10/19/2005                  $  8,788                         $ 11,221
10/20/2005                  $  8,934                         $ 11,032
10/21/2005                  $  8,860                         $ 11,124
10/22/2005                  $  8,860                         $ 11,124
10/23/2005                  $  8,860                         $ 11,124
10/24/2005                  $  8,668                         $ 11,368
10/25/2005                  $  8,722                         $ 11,300
10/26/2005                  $  8,782                         $ 11,225
10/27/2005                  $  8,976                         $ 10,973
10/28/2005                  $  8,822                         $ 11,172
10/29/2005                  $  8,822                         $ 11,172
10/30/2005                  $  8,822                         $ 11,172
10/31/2005                  $  8,664                         $ 11,371
 11/1/2005                  $  8,710                         $ 11,308
 11/2/2005                  $  8,514                         $ 11,555
 11/3/2005                  $  8,490                         $ 11,587
 11/4/2005                  $  8,504                         $ 11,577
 11/5/2005                  $  8,504                         $ 11,577
 11/6/2005                  $  8,504                         $ 11,577
 11/7/2005                  $  8,464                         $ 11,631
 11/8/2005                  $  8,528                         $ 11,544
 11/9/2005                  $  8,484                         $ 11,607
11/10/2005                  $  8,418                         $ 11,699
11/11/2005                  $  8,400                         $ 11,729
11/12/2005                  $  8,400                         $ 11,729
11/13/2005                  $  8,400                         $ 11,729
11/14/2005                  $  8,436                         $ 11,681
11/15/2005                  $  8,538                         $ 11,546
11/16/2005                  $  8,558                         $ 11,519
11/17/2005                  $  8,396                         $ 11,739
11/18/2005                  $  8,336                         $ 11,829
11/19/2005                  $  8,336                         $ 11,829
11/20/2005                  $  8,336                         $ 11,829
11/21/2005                  $  8,254                         $ 11,948
11/22/2005                  $  8,210                         $ 12,012
11/23/2005                  $  8,206                         $ 12,023
11/24/2005                  $  8,206                         $ 12,023
11/25/2005                  $  8,204                         $ 12,031
11/26/2005                  $  8,204                         $ 12,031
11/27/2005                  $  8,204                         $ 12,031
11/28/2005                  $  8,350                         $ 11,819
11/29/2005                  $  8,324                         $ 11,859
11/30/2005                  $  8,284                         $ 11,923
 12/1/2005                  $  8,124                         $ 12,151
 12/2/2005                  $  8,122                         $ 12,157
 12/3/2005                  $  8,122                         $ 12,157
 12/4/2005                  $  8,122                         $ 12,157
 12/5/2005                  $  8,168                         $ 12,087
 12/6/2005                  $  8,160                         $ 12,105
 12/7/2005                  $  8,212                         $ 12,026
 12/8/2005                  $  8,188                         $ 12,065
 12/9/2005                  $  8,148                         $ 12,128
12/10/2005                  $  8,148                         $ 12,128
12/11/2005                  $  8,148                         $ 12,128
12/12/2005                  $  8,140                         $ 12,142
12/13/2005                  $  8,146                         $ 12,135
12/14/2005                  $  8,130                         $ 12,162
12/15/2005                  $  8,200                         $ 12,061
12/16/2005                  $  8,224                         $ 12,032
12/17/2005                  $  8,224                         $ 12,032
12/18/2005                  $  8,224                         $ 12,032
12/19/2005                  $  8,356                         $ 11,842
12/20/2005                  $  8,350                         $ 11,852
12/21/2005                  $  8,264                         $ 11,975
12/22/2005                  $  8,212                         $ 12,052
12/23/2005                  $  8,187                         $ 12,093
12/24/2005                  $  8,187                         $ 12,093
12/25/2005                  $  8,187                         $ 12,093
12/26/2005                  $  8,187                         $ 12,093
12/27/2005                  $  8,305                         $ 11,920
12/28/2005                  $  8,263                         $ 11,989
12/29/2005                  $  8,289                         $ 11,952
12/30/2005                  $  8,352                         $ 11,869
12/31/2005                  $  8,352                         $ 11,869
  1/1/2006                  $  8,352                         $ 11,869
  1/2/2006                  $  8,352                         $ 11,869
  1/3/2006                  $  8,220                         $ 12,060
  1/4/2006                  $  8,157                         $ 12,152
  1/5/2006                  $  8,128                         $ 12,197
  1/6/2006                  $  8,039                         $ 12,332
  1/7/2006                  $  8,039                         $ 12,332
  1/8/2006                  $  8,039                         $ 12,332
  1/9/2006                  $  7,963                         $ 12,453
 1/10/2006                  $  7,911                         $ 12,536
 1/11/2006                  $  7,909                         $ 12,541
 1/12/2006                  $  7,957                         $ 12,463
 1/13/2006                  $  7,943                         $ 12,493
 1/14/2006                  $  7,943                         $ 12,493
 1/15/2006                  $  7,943                         $ 12,493
 1/16/2006                  $  7,943                         $ 12,493
 1/17/2006                  $  7,996                         $ 12,408
 1/18/2006                  $  7,996                         $ 12,411
 1/19/2006                  $  7,872                         $ 12,608
 1/20/2006                  $  7,986                         $ 12,426
 1/21/2006                  $  7,986                         $ 12,426
 1/22/2006                  $  7,986                         $ 12,426
 1/23/2006                  $  7,955                         $ 12,483
 1/24/2006                  $  7,841                         $ 12,663
 1/25/2006                  $  7,856                         $ 12,635
 1/26/2006                  $  7,725                         $ 12,847
 1/27/2006                  $  7,691                         $ 12,915
 1/28/2006                  $  7,691                         $ 12,915
 1/29/2006                  $  7,691                         $ 12,915
 1/30/2006                  $  7,705                         $ 12,892
 1/31/2006                  $  7,685                         $ 12,933
  2/1/2006                  $  7,658                         $ 12,973
  2/2/2006                  $  7,756                         $ 12,811
  2/3/2006                  $  7,782                         $ 12,776
  2/4/2006                  $  7,782                         $ 12,776
  2/5/2006                  $  7,782                         $ 12,776
  2/6/2006                  $  7,744                         $ 12,841
  2/7/2006                  $  7,858                         $ 12,653
  2/8/2006                  $  7,815                         $ 12,724
  2/9/2006                  $  7,849                         $ 12,671
 2/10/2006                  $  7,866                         $ 12,653
 2/11/2006                  $  7,866                         $ 12,653
 2/12/2006                  $  7,866                         $ 12,653
 2/13/2006                  $  7,937                         $ 12,538
 2/14/2006                  $  7,839                         $ 12,700
 2/15/2006                  $  7,780                         $ 12,796
 2/16/2006                  $  7,709                         $ 12,916
 2/17/2006                  $  7,723                         $ 12,900
 2/18/2006                  $  7,723                         $ 12,900
 2/19/2006                  $  7,723                         $ 12,900
 2/20/2006                  $  7,723                         $ 12,900
 2/21/2006                  $  7,770                         $ 12,826
 2/22/2006                  $  7,699                         $ 12,946
 2/23/2006                  $  7,713                         $ 12,927
 2/24/2006                  $  7,672                         $ 13,001
 2/25/2006                  $  7,672                         $ 13,001
 2/26/2006                  $  7,672                         $ 13,001
 2/27/2006                  $  7,632                         $ 13,073
 2/28/2006                  $  7,735                         $ 12,897
  3/1/2006                  $  7,613                         $ 13,105
  3/2/2006                  $  7,636                         $ 13,066
  3/3/2006                  $  7,658                         $ 13,036
  3/4/2006                  $  7,658                         $ 13,036
  3/5/2006                  $  7,658                         $ 13,036
  3/6/2006                  $  7,735                         $ 12,908
  3/7/2006                  $  7,843                         $ 12,729
  3/8/2006                  $  7,835                         $ 12,745
  3/9/2006                  $  7,876                         $ 12,682
 3/10/2006                  $  7,790                         $ 12,825
 3/11/2006                  $  7,790                         $ 12,825
 3/12/2006                  $  7,790                         $ 12,825
 3/13/2006                  $  7,772                         $ 12,857
 3/14/2006                  $  7,687                         $ 13,000
 3/15/2006                  $  7,615                         $ 13,121
 3/16/2006                  $  7,609                         $ 13,137
 3/17/2006                  $  7,589                         $ 13,178
 3/18/2006                  $  7,589                         $ 13,178
 3/19/2006                  $  7,589                         $ 13,178
 3/20/2006                  $  7,595                         $ 13,170
 3/21/2006                  $  7,695                         $ 13,001
 3/22/2006                  $  7,603                         $ 13,157
 3/23/2006                  $  7,577                         $ 13,206
 3/24/2006                  $  7,516                         $ 13,316
 3/25/2006                  $  7,516                         $ 13,316
 3/26/2006                  $  7,516                         $ 13,316
 3/27/2006                  $  7,516                         $ 13,319
 3/28/2006                  $  7,544                         $ 13,271
 3/29/2006                  $  7,414                         $ 13,505
 3/30/2006                  $  7,430                         $ 13,478
 3/31/2006                  $  7,410                         $ 13,523
  4/1/2006                  $  7,410                         $ 13,523
  4/2/2006                  $  7,410                         $ 13,523
  4/3/2006                  $  7,469                         $ 13,419
  4/4/2006                  $  7,438                         $ 13,474
  4/5/2006                  $  7,402                         $ 13,544
  4/6/2006                  $  7,404                         $ 13,545
  4/7/2006                  $  7,503                         $ 13,366
  4/8/2006                  $  7,503                         $ 13,366
  4/9/2006                  $  7,503                         $ 13,366
 4/10/2006                  $  7,538                         $ 13,310
 4/11/2006                  $  7,648                         $ 13,120
 4/12/2006                  $  7,589                         $ 13,220
 4/13/2006                  $  7,560                         $ 13,279
 4/14/2006                  $  7,560                         $ 13,279
 4/15/2006                  $  7,560                         $ 13,279
 4/16/2006                  $  7,560                         $ 13,279
 4/17/2006                  $  7,579                         $ 13,250
 4/18/2006                  $  7,375                         $ 13,610
 4/19/2006                  $  7,292                         $ 13,763
 4/20/2006                  $  7,330                         $ 13,697
 4/21/2006                  $  7,359                         $ 13,652
 4/22/2006                  $  7,359                         $ 13,652
 4/23/2006                  $  7,359                         $ 13,652
 4/24/2006                  $  7,416                         $ 13,546
 4/25/2006                  $  7,430                         $ 13,523
 4/26/2006                  $  7,424                         $ 13,531
 4/27/2006                  $  7,465                         $ 13,465
 4/28/2006                  $  7,438                         $ 13,521
 4/29/2006                  $  7,438                         $ 13,521
 4/30/2006                  $  7,438                         $ 13,521
  5/1/2006                  $  7,473                         $ 13,460
  5/2/2006                  $  7,410                         $ 13,575
  5/3/2006                  $  7,410                         $ 13,578
  5/4/2006                  $  7,345                         $ 13,702
  5/5/2006                  $  7,282                         $ 13,828
  5/6/2006                  $  7,282                         $ 13,828
  5/7/2006                  $  7,282                         $ 13,828
  5/8/2006                  $  7,286                         $ 13,825
  5/9/2006                  $  7,294                         $ 13,809
 5/10/2006                  $  7,339                         $ 13,726
 5/11/2006                  $  7,516                         $ 13,401
 5/12/2006                  $  7,664                         $ 13,134
 5/13/2006                  $  7,664                         $ 13,134
 5/14/2006                  $  7,664                         $ 13,134
 5/15/2006                  $  7,711                         $ 13,051
 5/16/2006                  $  7,715                         $ 13,048
 5/17/2006                  $  7,833                         $ 12,843
 5/18/2006                  $  7,913                         $ 12,712
 5/19/2006                  $  7,872                         $ 12,785
 5/20/2006                  $  7,872                         $ 12,785
 5/21/2006                  $  7,872                         $ 12,785
 5/22/2006                  $  7,951                         $ 12,656
 5/23/2006                  $  7,996                         $ 12,586
 5/24/2006                  $  7,998                         $ 12,586
 5/25/2006                  $  7,841                         $ 12,840
 5/26/2006                  $  7,805                         $ 12,910
 5/27/2006                  $  7,805                         $ 12,910
 5/28/2006                  $  7,805                         $ 12,910
 5/29/2006                  $  7,805                         $ 12,910
 5/30/2006                  $  8,000                         $ 12,584
 5/31/2006                  $  7,894                         $ 12,761
  6/1/2006                  $  7,731                         $ 13,036
  6/2/2006                  $  7,725                         $ 13,053
  6/3/2006                  $  7,725                         $ 13,053
  6/4/2006                  $  7,725                         $ 13,053
  6/5/2006                  $  7,972                         $ 12,636
  6/6/2006                  $  8,006                         $ 12,584
  6/7/2006                  $  8,055                         $ 12,511
  6/8/2006                  $  8,059                         $ 12,507
  6/9/2006                  $  8,122                         $ 12,416
 6/10/2006                  $  8,122                         $ 12,416
 6/11/2006                  $  8,122                         $ 12,416
 6/12/2006                  $  8,334                         $ 12,094
 6/13/2006                  $  8,460                         $ 11,912
 6/14/2006                  $  8,405                         $ 11,991
 6/15/2006                  $  8,114                         $ 12,415
 6/16/2006                  $  8,214                         $ 12,274
 6/17/2006                  $  8,214                         $ 12,274
 6/18/2006                  $  8,214                         $ 12,274
 6/19/2006                  $  8,360                         $ 12,056
 6/20/2006                  $  8,399                         $ 11,999
 6/21/2006                  $  8,240                         $ 12,233
 6/22/2006                  $  8,271                         $ 12,186
 6/23/2006                  $  8,248                         $ 12,224
 6/24/2006                  $  8,248                         $ 12,224
 6/25/2006                  $  8,248                         $ 12,224
 6/26/2006                  $  8,147                         $ 12,374
 6/27/2006                  $  8,291                         $ 12,167
 6/28/2006                  $  8,275                         $ 12,193
 6/29/2006                  $  7,957                         $ 12,660
 6/30/2006                  $  7,852                         $ 12,843
  7/1/2006                  $  7,852                         $ 12,843
  7/2/2006                  $  7,852                         $ 12,843
  7/3/2006                  $  7,782                         $ 12,952
  7/4/2006                  $  7,782                         $ 12,952
  7/5/2006                  $  7,902                         $ 12,759
  7/6/2006                  $  7,892                         $ 12,774
  7/7/2006                  $  8,022                         $ 12,573
  7/8/2006                  $  8,022                         $ 12,573
  7/9/2006                  $  8,022                         $ 12,573
 7/10/2006                  $  8,027                         $ 12,570
 7/11/2006                  $  7,968                         $ 12,664
 7/12/2006                  $  8,118                         $ 12,431
 7/13/2006                  $  8,279                         $ 12,185
 7/14/2006                  $  8,360                         $ 12,078
 7/15/2006                  $  8,360                         $ 12,078
 7/16/2006                  $  8,360                         $ 12,078
 7/17/2006                  $  8,405                         $ 12,015
 7/18/2006                  $  8,352                         $ 12,085
 7/19/2006                  $  8,098                         $ 12,452
 7/20/2006                  $  8,320                         $ 12,121
 7/21/2006                  $  8,464                         $ 11,914
 7/22/2006                  $  8,464                         $ 11,914
 7/23/2006                  $  8,464                         $ 11,914
 7/24/2006                  $  8,230                         $ 12,248
 7/25/2006                  $  8,155                         $ 12,366
 7/26/2006                  $  8,193                         $ 12,314
 7/27/2006                  $  8,297                         $ 12,160
 7/28/2006                  $  8,124                         $ 12,416
 7/29/2006                  $  8,124                         $ 12,416
 7/30/2006                  $  8,124                         $ 12,416
 7/31/2006                  $  8,122                         $ 12,426
  8/1/2006                  $  8,244                         $ 12,236
  8/2/2006                  $  8,163                         $ 12,360
  8/3/2006                  $  8,073                         $ 12,495
  8/4/2006                  $  8,116                         $ 12,440
  8/5/2006                  $  8,116                         $ 12,440
  8/6/2006                  $  8,116                         $ 12,440
  8/7/2006                  $  8,175                         $ 12,347
  8/8/2006                  $  8,281                         $ 12,196
  8/9/2006                  $  8,356                         $ 12,083
 8/10/2006                  $  8,295                         $ 12,176
 8/11/2006                  $  8,385                         $ 12,049
 8/12/2006                  $  8,385                         $ 12,049
 8/13/2006                  $  8,385                         $ 12,049
 8/14/2006                  $  8,354                         $ 12,098
 8/15/2006                  $  8,157                         $ 12,384
 8/16/2006                  $  8,047                         $ 12,554
 8/17/2006                  $  8,010                         $ 12,615
 8/18/2006                  $  8,004                         $ 12,631
 8/19/2006                  $  8,004                         $ 12,631
 8/20/2006                  $  8,004                         $ 12,631
 8/21/2006                  $  8,077                         $ 12,518
 8/22/2006                  $  8,049                         $ 12,562
 8/23/2006                  $  8,159                         $ 12,396
 8/24/2006                  $  8,157                         $ 12,402
 8/25/2006                  $  8,157                         $ 12,412
 8/26/2006                  $  8,157                         $ 12,412
 8/27/2006                  $  8,157                         $ 12,412
 8/28/2006                  $  8,071                         $ 12,543
 8/29/2006                  $  7,976                         $ 12,690
 8/30/2006                  $  7,915                         $ 12,794
 8/31/2006                  $  7,917                         $ 12,793
  9/1/2006                  $  7,911                         $ 12,812
  9/2/2006                  $  7,911                         $ 12,812
  9/3/2006                  $  7,911                         $ 12,812
  9/4/2006                  $  7,911                         $ 12,812
  9/5/2006                  $  7,847                         $ 12,918
  9/6/2006                  $  8,014                         $ 12,645
  9/7/2006                  $  8,079                         $ 12,546
  9/8/2006                  $  8,059                         $ 12,583
  9/9/2006                  $  8,059                         $ 12,583
 9/10/2006                  $  8,059                         $ 12,583
 9/11/2006                  $  8,071                         $ 12,566
 9/12/2006                  $  7,880                         $ 12,867
 9/13/2006                  $  7,813                         $ 12,980
 9/14/2006                  $  7,849                         $ 12,925
 9/15/2006                  $  7,833                         $ 12,957
 9/16/2006                  $  7,833                         $ 12,957
 9/17/2006                  $  7,833                         $ 12,957
 9/18/2006                  $  7,841                         $ 12,948
 9/19/2006                  $  7,878                         $ 12,888
 9/20/2006                  $  7,782                         $ 13,049
 9/21/2006                  $  7,862                         $ 12,919
 9/22/2006                  $  7,957                         $ 12,768
 9/23/2006                  $  7,957                         $ 12,768
 9/24/2006                  $  7,957                         $ 12,768
 9/25/2006                  $  7,864                         $ 12,919
 9/26/2006                  $  7,839                         $ 12,964
 9/27/2006                  $  7,805                         $ 13,022
 9/28/2006                  $  7,807                         $ 13,024
 9/29/2006                  $  7,886                         $ 12,900
 9/30/2006                  $  7,886                         $ 12,900
 10/1/2006                  $  7,886                         $ 12,900
 10/2/2006                  $  7,961                         $ 12,779
 10/3/2006                  $  7,968                         $ 12,772
 10/4/2006                  $  7,801                         $ 13,041
 10/5/2006                  $  7,699                         $ 13,213
 10/6/2006                  $  7,738                         $ 13,155
 10/7/2006                  $  7,738                         $ 13,155
 10/8/2006                  $  7,738                         $ 13,155
 10/9/2006                  $  7,691                         $ 13,240
10/10/2006                  $  7,676                         $ 13,263
10/11/2006                  $  7,721                         $ 13,190
10/12/2006                  $  7,562                         $ 13,464
10/13/2006                  $  7,510                         $ 13,563
10/14/2006                  $  7,510                         $ 13,563
10/15/2006                  $  7,510                         $ 13,563
10/16/2006                  $  7,444                         $ 13,685
10/17/2006                  $  7,491                         $ 13,604
10/18/2006                  $  7,510                         $ 13,578
10/19/2006                  $  7,471                         $ 13,648
10/20/2006                  $  7,528                         $ 13,555
10/21/2006                  $  7,528                         $ 13,555
10/22/2006                  $  7,528                         $ 13,555
10/23/2006                  $  7,514                         $ 13,579
10/24/2006                  $  7,526                         $ 13,560
10/25/2006                  $  7,481                         $ 13,645
10/26/2006                  $  7,396                         $ 13,803
10/27/2006                  $  7,497                         $ 13,623
10/28/2006                  $  7,497                         $ 13,623
10/29/2006                  $  7,497                         $ 13,623
10/30/2006                  $  7,455                         $ 13,705
10/31/2006                  $  7,491                         $ 13,643
 11/1/2006                  $  7,634                         $ 13,382
 11/2/2006                  $  7,656                         $ 13,347
 11/3/2006                  $  7,634                         $ 13,393
 11/4/2006                  $  7,634                         $ 13,393
 11/5/2006                  $  7,634                         $ 13,393
 11/6/2006                  $  7,530                         $ 13,578
 11/7/2006                  $  7,518                         $ 13,601
 11/8/2006                  $  7,465                         $ 13,700
 11/9/2006                  $  7,542                         $ 13,562
11/10/2006                  $  7,477                         $ 13,688
11/11/2006                  $  7,477                         $ 13,688
11/12/2006                  $  7,477                         $ 13,688
11/13/2006                  $  7,444                         $ 13,747
11/14/2006                  $  7,324                         $ 13,973
11/15/2006                  $  7,259                         $ 14,097
11/16/2006                  $  7,273                         $ 14,076
11/17/2006                  $  7,298                         $ 14,036
11/18/2006                  $  7,298                         $ 14,036
11/19/2006                  $  7,298                         $ 14,036
11/20/2006                  $  7,279                         $ 14,075
11/21/2006                  $  7,265                         $ 14,104
11/22/2006                  $  7,259                         $ 14,118
11/23/2006                  $  7,259                         $ 14,118
11/24/2006                  $  7,269                         $ 14,107
11/25/2006                  $  7,269                         $ 14,107
11/26/2006                  $  7,269                         $ 14,107
11/27/2006                  $  7,457                         $ 13,748
11/28/2006                  $  7,430                         $ 13,797
11/29/2006                  $  7,343                         $ 13,967
11/30/2006                  $  7,328                         $ 14,002
 12/1/2006                  $  7,377                         $ 13,914
 12/2/2006                  $  7,377                         $ 13,914
 12/3/2006                  $  7,377                         $ 13,914
 12/4/2006                  $  7,239                         $ 14,176
 12/5/2006                  $  7,227                         $ 14,204
 12/6/2006                  $  7,244                         $ 14,179
 12/7/2006                  $  7,278                         $ 14,114
 12/8/2006                  $  7,280                         $ 14,119
 12/9/2006                  $  7,280                         $ 14,119
12/10/2006                  $  7,280                         $ 14,119
12/11/2006                  $  7,276                         $ 14,128
12/12/2006                  $  7,321                         $ 14,045
12/13/2006                  $  7,316                         $ 14,055
12/14/2006                  $  7,267                         $ 14,153
12/15/2006                  $  7,286                         $ 14,127
12/16/2006                  $  7,286                         $ 14,127
12/17/2006                  $  7,286                         $ 14,127
12/18/2006                  $  7,387                         $ 13,936
12/19/2006                  $  7,385                         $ 13,938
12/20/2006                  $  7,355                         $ 14,002
12/21/2006                  $  7,383                         $ 13,955
12/22/2006                  $  7,408                         $ 13,918
12/23/2006                  $  7,408                         $ 13,918
12/24/2006                  $  7,408                         $ 13,918
12/25/2006                  $  7,408                         $ 13,918
12/26/2006                  $  7,338                         $ 14,050
12/27/2006                  $  7,246                         $ 14,227
12/28/2006                  $  7,276                         $ 14,170
12/29/2006                  $  7,346                         $ 14,048
12/30/2006                  $  7,346                         $ 14,048
12/31/2006                  $  7,346                         $ 14,048
  1/1/2007                  $  7,346                         $ 14,048
  1/2/2007                  $  7,346                         $ 14,048
  1/3/2007                  $  7,351                         $ 14,045
  1/4/2007                  $  7,329                         $ 14,090
  1/5/2007                  $  7,464                         $ 13,840
  1/6/2007                  $  7,464                         $ 13,840
  1/7/2007                  $  7,464                         $ 13,840
  1/8/2007                  $  7,455                         $ 13,860
  1/9/2007                  $  7,440                         $ 13,884
 1/10/2007                  $  7,440                         $ 13,895
 1/11/2007                  $  7,348                         $ 14,066
 1/12/2007                  $  7,299                         $ 14,170
 1/13/2007                  $  7,299                         $ 14,170
 1/14/2007                  $  7,299                         $ 14,170
 1/15/2007                  $  7,299                         $ 14,170
 1/16/2007                  $  7,329                         $ 14,120
 1/17/2007                  $  7,357                         $ 14,072
 1/18/2007                  $  7,455                         $ 13,884
 1/19/2007                  $  7,393                         $ 14,008
 1/20/2007                  $  7,393                         $ 14,008
 1/21/2007                  $  7,393                         $ 14,008
 1/22/2007                  $  7,462                         $ 13,880
 1/23/2007                  $  7,391                         $ 14,013
 1/24/2007                  $  7,312                         $ 14,167
 1/25/2007                  $  7,406                         $ 13,992
 1/26/2007                  $  7,372                         $ 14,062
 1/27/2007                  $  7,372                         $ 14,062
 1/28/2007                  $  7,372                         $ 14,062
 1/29/2007                  $  7,325                         $ 14,153
 1/30/2007                  $  7,280                         $ 14,241
 1/31/2007                  $  7,263                         $ 14,284
  2/1/2007                  $  7,195                         $ 14,417
  2/2/2007                  $  7,184                         $ 14,447
  2/3/2007                  $  7,184                         $ 14,447
  2/4/2007                  $  7,184                         $ 14,447
  2/5/2007                  $  7,212                         $ 14,398
  2/6/2007                  $  7,180                         $ 14,465
  2/7/2007                  $  7,126                         $ 14,569
  2/8/2007                  $  7,124                         $ 14,574
  2/9/2007                  $  7,214                         $ 14,408
 2/10/2007                  $  7,214                         $ 14,408
 2/11/2007                  $  7,214                         $ 14,408
 2/12/2007                  $  7,222                         $ 14,385
 2/13/2007                  $  7,162                         $ 14,507
 2/14/2007                  $  7,156                         $ 14,534
 2/15/2007                  $  7,145                         $ 14,560
 2/16/2007                  $  7,124                         $ 14,609
 2/17/2007                  $  7,124                         $ 14,609
 2/18/2007                  $  7,124                         $ 14,609
 2/19/2007                  $  7,124                         $ 14,609
 2/20/2007                  $  7,056                         $ 14,751
 2/21/2007                  $  7,049                         $ 14,774
 2/22/2007                  $  7,028                         $ 14,812
 2/23/2007                  $  7,060                         $ 14,762
 2/24/2007                  $  7,060                         $ 14,762
 2/25/2007                  $  7,060                         $ 14,762
 2/26/2007                  $  7,083                         $ 14,710
 2/27/2007                  $  7,361                         $ 14,158
 2/28/2007                  $  7,353                         $ 14,170
  3/1/2007                  $  7,372                         $ 14,130
  3/2/2007                  $  7,524                         $ 13,852
  3/3/2007                  $  7,524                         $ 13,852
  3/4/2007                  $  7,524                         $ 13,852
  3/5/2007                  $  7,671                         $ 13,578
  3/6/2007                  $  7,487                         $ 13,914
  3/7/2007                  $  7,522                         $ 13,862
  3/8/2007                  $  7,468                         $ 13,956
  3/9/2007                  $  7,432                         $ 14,027
 3/10/2007                  $  7,432                         $ 14,027
 3/11/2007                  $  7,432                         $ 14,027
 3/12/2007                  $  7,395                         $ 14,097
 3/13/2007                  $  7,586                         $ 13,745
 3/14/2007                  $  7,522                         $ 13,863
 3/15/2007                  $  7,445                         $ 14,005
 3/16/2007                  $  7,496                         $ 13,919
 3/17/2007                  $  7,496                         $ 13,919
 3/18/2007                  $  7,496                         $ 13,919
 3/19/2007                  $  7,417                         $ 14,067
 3/20/2007                  $  7,357                         $ 14,185
 3/21/2007                  $  7,227                         $ 14,434
 3/22/2007                  $  7,224                         $ 14,444
 3/23/2007                  $  7,216                         $ 14,471
 3/24/2007                  $  7,216                         $ 14,471
 3/25/2007                  $  7,216                         $ 14,471
 3/26/2007                  $  7,220                         $ 14,461
 3/27/2007                  $  7,278                         $ 14,344
 3/28/2007                  $  7,327                         $ 14,261
 3/29/2007                  $  7,312                         $ 14,290
 3/30/2007                  $  7,306                         $ 14,322
 3/31/2007                  $  7,306                         $ 14,322

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  INVERSE RUSSELL 2000(R) FUND
   DATE                     H-CLASS                     RUSSELL 2000(R) INDEX
 2/20/2004                  $ 10,000                         $ 10,000
 2/21/2004                  $ 10,000                         $ 10,000
 2/22/2004                  $ 10,000                         $ 10,000
 2/23/2004                  $ 10,172                         $  9,833
 2/24/2004                  $ 10,158                         $  9,862
 2/25/2004                  $ 10,024                         $  9,986
 2/26/2004                  $  9,950                         $ 10,070
 2/27/2004                  $  9,926                         $ 10,100
 2/28/2004                  $  9,926                         $ 10,100
 2/29/2004                  $  9,926                         $ 10,100
  3/1/2004                  $  9,752                         $ 10,259
  3/2/2004                  $  9,818                         $ 10,195
  3/3/2004                  $  9,818                         $ 10,200
  3/4/2004                  $  9,690                         $ 10,322
  3/5/2004                  $  9,664                         $ 10,342
  3/6/2004                  $  9,664                         $ 10,342
  3/7/2004                  $  9,664                         $ 10,342
  3/8/2004                  $  9,776                         $ 10,221
  3/9/2004                  $  9,884                         $ 10,108
 3/10/2004                  $ 10,088                         $  9,920
 3/11/2004                  $ 10,202                         $  9,814
 3/12/2004                  $  9,958                         $ 10,058
 3/13/2004                  $  9,958                         $ 10,058
 3/14/2004                  $  9,958                         $ 10,058
 3/15/2004                  $ 10,246                         $  9,784
 3/16/2004                  $ 10,230                         $  9,779
 3/17/2004                  $ 10,042                         $  9,986
 3/18/2004                  $ 10,108                         $  9,916
 3/19/2004                  $ 10,128                         $  9,851
 3/20/2004                  $ 10,128                         $  9,851
 3/21/2004                  $ 10,128                         $  9,851
 3/22/2004                  $ 10,322                         $  9,648
 3/23/2004                  $ 10,296                         $  9,682
 3/24/2004                  $ 10,350                         $  9,625
 3/25/2004                  $ 10,080                         $  9,865
 3/26/2004                  $ 10,070                         $  9,889
 3/27/2004                  $ 10,070                         $  9,889
 3/28/2004                  $ 10,070                         $  9,889
 3/29/2004                  $  9,886                         $ 10,074
 3/30/2004                  $  9,778                         $ 10,178
 3/31/2004                  $  9,760                         $ 10,194
  4/1/2004                  $  9,676                         $ 10,281
  4/2/2004                  $  9,518                         $ 10,422
  4/3/2004                  $  9,518                         $ 10,422
  4/4/2004                  $  9,518                         $ 10,422
  4/5/2004                  $  9,550                         $ 10,473
  4/6/2004                  $  9,658                         $ 10,352
  4/7/2004                  $  9,602                         $ 10,392
  4/8/2004                  $  9,672                         $ 10,327
  4/9/2004                  $  9,672                         $ 10,327
 4/10/2004                  $  9,672                         $ 10,327
 4/11/2004                  $  9,672                         $ 10,327
 4/12/2004                  $  9,650                         $ 10,358
 4/13/2004                  $  9,888                         $ 10,120
 4/14/2004                  $  9,942                         $ 10,054
 4/15/2004                  $  9,986                         $ 10,025
 4/16/2004                  $  9,920                         $ 10,078
 4/17/2004                  $  9,920                         $ 10,078
 4/18/2004                  $  9,920                         $ 10,078
 4/19/2004                  $  9,838                         $ 10,140
 4/20/2004                  $ 10,066                         $  9,947
 4/21/2004                  $  9,906                         $ 10,076
 4/22/2004                  $  9,742                         $ 10,249
 4/23/2004                  $  9,780                         $ 10,205
 4/24/2004                  $  9,780                         $ 10,205
 4/25/2004                  $  9,780                         $ 10,205
 4/26/2004                  $  9,772                         $ 10,183
 4/27/2004                  $  9,780                         $ 10,206
 4/28/2004                  $  9,988                         $  9,971
 4/29/2004                  $ 10,160                         $  9,803
 4/30/2004                  $ 10,318                         $  9,674
  5/1/2004                  $ 10,318                         $  9,674
  5/2/2004                  $ 10,318                         $  9,674
  5/3/2004                  $ 10,204                         $  9,772
  5/4/2004                  $ 10,124                         $  9,845
  5/5/2004                  $ 10,104                         $  9,853
  5/6/2004                  $ 10,244                         $  9,733
  5/7/2004                  $ 10,528                         $  9,482
  5/8/2004                  $ 10,528                         $  9,482
  5/9/2004                  $ 10,528                         $  9,482
 5/10/2004                  $ 10,736                         $  9,298
 5/11/2004                  $ 10,504                         $  9,484
 5/12/2004                  $ 10,494                         $  9,491
 5/13/2004                  $ 10,566                         $  9,460
 5/14/2004                  $ 10,642                         $  9,401
 5/15/2004                  $ 10,642                         $  9,401
 5/16/2004                  $ 10,642                         $  9,401
 5/17/2004                  $ 10,780                         $  9,256
 5/18/2004                  $ 10,634                         $  9,381
 5/19/2004                  $ 10,694                         $  9,352
 5/20/2004                  $ 10,682                         $  9,350
 5/21/2004                  $ 10,574                         $  9,437
 5/22/2004                  $ 10,574                         $  9,437
 5/23/2004                  $ 10,574                         $  9,437
 5/24/2004                  $ 10,456                         $  9,540
 5/25/2004                  $ 10,208                         $  9,776
 5/26/2004                  $ 10,154                         $  9,818
 5/27/2004                  $ 10,144                         $  9,833
 5/28/2004                  $ 10,144                         $  9,828
 5/29/2004                  $ 10,144                         $  9,828
 5/30/2004                  $ 10,144                         $  9,828
 5/31/2004                  $ 10,144                         $  9,828
  6/1/2004                  $ 10,058                         $  9,901
  6/2/2004                  $ 10,052                         $  9,920
  6/3/2004                  $ 10,242                         $  9,728
  6/4/2004                  $ 10,146                         $  9,820
  6/5/2004                  $ 10,146                         $  9,820
  6/6/2004                  $ 10,146                         $  9,820
  6/7/2004                  $  9,944                         $ 10,013
  6/8/2004                  $  9,960                         $  9,996
  6/9/2004                  $ 10,122                         $  9,835
 6/10/2004                  $ 10,110                         $  9,845
 6/11/2004                  $ 10,110                         $  9,845
 6/12/2004                  $ 10,110                         $  9,845
 6/13/2004                  $ 10,110                         $  9,845
 6/14/2004                  $ 10,316                         $  9,649
 6/15/2004                  $ 10,114                         $  9,827
 6/16/2004                  $ 10,084                         $  9,865
 6/17/2004                  $ 10,088                         $  9,856
 6/18/2004                  $ 10,074                         $  9,873
 6/19/2004                  $ 10,074                         $  9,873
 6/20/2004                  $ 10,074                         $  9,873
 6/21/2004                  $ 10,104                         $  9,842
 6/22/2004                  $ 10,040                         $  9,897
 6/23/2004                  $  9,888                         $ 10,040
 6/24/2004                  $  9,918                         $ 10,021
 6/25/2004                  $  9,762                         $ 10,171
 6/26/2004                  $  9,762                         $ 10,171
 6/27/2004                  $  9,762                         $ 10,171
 6/28/2004                  $  9,824                         $ 10,113
 6/29/2004                  $  9,760                         $ 10,178
 6/30/2004                  $  9,706                         $ 10,242
  7/1/2004                  $  9,850                         $ 10,085
  7/2/2004                  $  9,856                         $ 10,091
  7/3/2004                  $  9,856                         $ 10,091
  7/4/2004                  $  9,856                         $ 10,091
  7/5/2004                  $  9,856                         $ 10,091
  7/6/2004                  $ 10,020                         $  9,913
  7/7/2004                  $ 10,030                         $  9,906
  7/8/2004                  $ 10,232                         $  9,711
  7/9/2004                  $ 10,176                         $  9,763
 7/10/2004                  $ 10,176                         $  9,763
 7/11/2004                  $ 10,176                         $  9,763
 7/12/2004                  $ 10,212                         $  9,738
 7/13/2004                  $ 10,202                         $  9,746
 7/14/2004                  $ 10,258                         $  9,695
 7/15/2004                  $ 10,220                         $  9,737
 7/16/2004                  $ 10,350                         $  9,622
 7/17/2004                  $ 10,350                         $  9,622
 7/18/2004                  $ 10,350                         $  9,622
 7/19/2004                  $ 10,338                         $  9,609
 7/20/2004                  $ 10,164                         $  9,773
 7/21/2004                  $ 10,458                         $  9,502
 7/22/2004                  $ 10,496                         $  9,467
 7/23/2004                  $ 10,644                         $  9,341
 7/24/2004                  $ 10,644                         $  9,341
 7/25/2004                  $ 10,644                         $  9,341
 7/26/2004                  $ 10,756                         $  9,241
 7/27/2004                  $ 10,524                         $  9,434
 7/28/2004                  $ 10,582                         $  9,377
 7/29/2004                  $ 10,420                         $  9,527
 7/30/2004                  $ 10,406                         $  9,552
 7/31/2004                  $ 10,406                         $  9,552
  8/1/2004                  $ 10,406                         $  9,552
  8/2/2004                  $ 10,388                         $  9,564
  8/3/2004                  $ 10,546                         $  9,420
  8/4/2004                  $ 10,564                         $  9,404
  8/5/2004                  $ 10,772                         $  9,226
  8/6/2004                  $ 11,024                         $  9,006
  8/7/2004                  $ 11,024                         $  9,006
  8/8/2004                  $ 11,024                         $  9,006
  8/9/2004                  $ 11,054                         $  8,985
 8/10/2004                  $ 10,804                         $  9,184
 8/11/2004                  $ 10,872                         $  9,129
 8/12/2004                  $ 11,062                         $  8,965
 8/13/2004                  $ 11,054                         $  8,970
 8/14/2004                  $ 11,054                         $  8,970
 8/15/2004                  $ 11,054                         $  8,970
 8/16/2004                  $ 10,832                         $  9,155
 8/17/2004                  $ 10,790                         $  9,189
 8/18/2004                  $ 10,546                         $  9,391
 8/19/2004                  $ 10,630                         $  9,318
 8/20/2004                  $ 10,430                         $  9,501
 8/21/2004                  $ 10,430                         $  9,501
 8/22/2004                  $ 10,430                         $  9,501
 8/23/2004                  $ 10,502                         $  9,423
 8/24/2004                  $ 10,478                         $  9,450
 8/25/2004                  $ 10,378                         $  9,540
 8/26/2004                  $ 10,438                         $  9,490
 8/27/2004                  $ 10,348                         $  9,567
 8/28/2004                  $ 10,348                         $  9,567
 8/29/2004                  $ 10,348                         $  9,567
 8/30/2004                  $ 10,478                         $  9,445
 8/31/2004                  $ 10,410                         $  9,503
  9/1/2004                  $ 10,326                         $  9,582
  9/2/2004                  $ 10,186                         $  9,709
  9/3/2004                  $ 10,258                         $  9,648
  9/4/2004                  $ 10,258                         $  9,648
  9/5/2004                  $ 10,258                         $  9,648
  9/6/2004                  $ 10,258                         $  9,648
  9/7/2004                  $ 10,130                         $  9,764
  9/8/2004                  $ 10,222                         $  9,676
  9/9/2004                  $ 10,062                         $  9,822
 9/10/2004                  $  9,998                         $  9,887
 9/11/2004                  $  9,998                         $  9,887
 9/12/2004                  $  9,998                         $  9,887
 9/13/2004                  $  9,944                         $  9,944
 9/14/2004                  $  9,974                         $  9,907
 9/15/2004                  $ 10,026                         $  9,865
 9/16/2004                  $  9,918                         $  9,970
 9/17/2004                  $  9,942                         $  9,946
 9/18/2004                  $  9,942                         $  9,946
 9/19/2004                  $  9,942                         $  9,946
 9/20/2004                  $  9,974                         $  9,905
 9/21/2004                  $  9,870                         $ 10,012
 9/22/2004                  $ 10,060                         $  9,821
 9/23/2004                  $ 10,056                         $  9,820
 9/24/2004                  $ 10,054                         $  9,823
 9/25/2004                  $ 10,054                         $  9,823
 9/26/2004                  $ 10,054                         $  9,823
 9/27/2004                  $ 10,190                         $  9,691
 9/28/2004                  $ 10,056                         $  9,822
 9/29/2004                  $  9,960                         $  9,917
 9/30/2004                  $  9,934                         $  9,949
 10/1/2004                  $  9,710                         $ 10,160
 10/2/2004                  $  9,710                         $ 10,160
 10/3/2004                  $  9,710                         $ 10,160
 10/4/2004                  $  9,648                         $ 10,231
 10/5/2004                  $  9,678                         $ 10,200
 10/6/2004                  $  9,586                         $ 10,295
 10/7/2004                  $  9,752                         $ 10,120
 10/8/2004                  $  9,868                         $ 10,000
 10/9/2004                  $  9,868                         $ 10,000
10/10/2004                  $  9,868                         $ 10,000
10/11/2004                  $  9,836                         $ 10,033
10/12/2004                  $  9,852                         $ 10,018
10/13/2004                  $  9,978                         $  9,892
10/14/2004                  $ 10,056                         $  9,813
10/15/2004                  $  9,972                         $  9,892
10/16/2004                  $  9,972                         $  9,892
10/17/2004                  $  9,972                         $  9,892
10/18/2004                  $  9,928                         $  9,938
10/19/2004                  $ 10,028                         $  9,845
10/20/2004                  $  9,968                         $  9,905
10/21/2004                  $  9,852                         $ 10,019
10/22/2004                  $ 10,008                         $  9,864
10/23/2004                  $ 10,008                         $  9,864
10/24/2004                  $ 10,008                         $  9,864
10/25/2004                  $  9,938                         $  9,932
10/26/2004                  $  9,832                         $ 10,035
10/27/2004                  $  9,668                         $ 10,203
10/28/2004                  $  9,694                         $ 10,177
10/29/2004                  $  9,728                         $ 10,145
10/30/2004                  $  9,728                         $ 10,145
10/31/2004                  $  9,728                         $ 10,145
 11/1/2004                  $  9,672                         $ 10,201
 11/2/2004                  $  9,702                         $ 10,174
 11/3/2004                  $  9,534                         $ 10,347
 11/4/2004                  $  9,424                         $ 10,466
 11/5/2004                  $  9,386                         $ 10,504
 11/6/2004                  $  9,386                         $ 10,504
 11/7/2004                  $  9,386                         $ 10,504
 11/8/2004                  $  9,424                         $ 10,467
 11/9/2004                  $  9,350                         $ 10,547
11/10/2004                  $  9,304                         $ 10,600
11/11/2004                  $  9,204                         $ 10,716
11/12/2004                  $  9,118                         $ 10,815
11/13/2004                  $  9,118                         $ 10,815
11/14/2004                  $  9,118                         $ 10,815
11/15/2004                  $  9,092                         $ 10,848
11/16/2004                  $  9,176                         $ 10,744
11/17/2004                  $  9,104                         $ 10,833
11/18/2004                  $  9,116                         $ 10,817
11/19/2004                  $  9,242                         $ 10,668
11/20/2004                  $  9,242                         $ 10,668
11/21/2004                  $  9,242                         $ 10,668
11/22/2004                  $  9,118                         $ 10,808
11/23/2004                  $  9,078                         $ 10,861
11/24/2004                  $  8,994                         $ 10,948
11/25/2004                  $  8,994                         $ 10,948
11/26/2004                  $  8,978                         $ 10,978
11/27/2004                  $  8,978                         $ 10,978
11/28/2004                  $  8,978                         $ 10,978
11/29/2004                  $  8,932                         $ 11,037
11/30/2004                  $  8,940                         $ 11,025
 12/1/2004                  $  8,804                         $ 11,198
 12/2/2004                  $  8,822                         $ 11,178
 12/3/2004                  $  8,828                         $ 11,173
 12/4/2004                  $  8,828                         $ 11,173
 12/5/2004                  $  8,828                         $ 11,173
 12/6/2004                  $  8,872                         $ 11,118
 12/7/2004                  $  9,060                         $ 10,883
 12/8/2004                  $  8,976                         $ 10,982
 12/9/2004                  $  9,006                         $ 10,948
12/10/2004                  $  8,966                         $ 11,001
12/11/2004                  $  8,966                         $ 11,001
12/12/2004                  $  8,966                         $ 11,001
12/13/2004                  $  8,878                         $ 11,104
12/14/2004                  $  8,804                         $ 11,200
12/15/2004                  $  8,738                         $ 11,289
12/16/2004                  $  8,822                         $ 11,179
12/17/2004                  $  8,832                         $ 11,176
12/18/2004                  $  8,832                         $ 11,176
12/19/2004                  $  8,832                         $ 11,176
12/20/2004                  $  8,882                         $ 11,107
12/21/2004                  $  8,768                         $ 11,250
12/22/2004                  $  8,740                         $ 11,290
12/23/2004                  $  8,732                         $ 11,306
12/24/2004                  $  8,732                         $ 11,306
12/25/2004                  $  8,732                         $ 11,306
12/26/2004                  $  8,732                         $ 11,306
12/27/2004                  $  8,802                         $ 11,218
12/28/2004                  $  8,662                         $ 11,397
12/29/2004                  $  8,674                         $ 11,381
12/30/2004                  $  8,680                         $ 11,377
12/31/2004                  $  8,702                         $ 11,352
  1/1/2005                  $  8,702                         $ 11,352
  1/2/2005                  $  8,702                         $ 11,352
  1/3/2005                  $  8,848                         $ 11,158
  1/4/2005                  $  9,012                         $ 10,951
  1/5/2005                  $  9,172                         $ 10,758
  1/6/2005                  $  9,136                         $ 10,800
  1/7/2005                  $  9,232                         $ 10,685
  1/8/2005                  $  9,232                         $ 10,685
  1/9/2005                  $  9,232                         $ 10,685
 1/10/2005                  $  9,166                         $ 10,764
 1/11/2005                  $  9,256                         $ 10,656
 1/12/2005                  $  9,230                         $ 10,686
 1/13/2005                  $  9,278                         $ 10,633
 1/14/2005                  $  9,172                         $ 10,761
 1/15/2005                  $  9,172                         $ 10,761
 1/16/2005                  $  9,172                         $ 10,761
 1/17/2005                  $  9,172                         $ 10,761
 1/18/2005                  $  9,058                         $ 10,890
 1/19/2005                  $  9,172                         $ 10,769
 1/20/2005                  $  9,252                         $ 10,672
 1/21/2005                  $  9,272                         $ 10,650
 1/22/2005                  $  9,272                         $ 10,650
 1/23/2005                  $  9,272                         $ 10,650
 1/24/2005                  $  9,370                         $ 10,536
 1/25/2005                  $  9,340                         $ 10,570
 1/26/2005                  $  9,188                         $ 10,746
 1/27/2005                  $  9,180                         $ 10,753
 1/28/2005                  $  9,240                         $ 10,686
 1/29/2005                  $  9,240                         $ 10,686
 1/30/2005                  $  9,240                         $ 10,686
 1/31/2005                  $  9,076                         $ 10,878
  2/1/2005                  $  9,018                         $ 10,950
  2/2/2005                  $  8,962                         $ 11,017
  2/3/2005                  $  9,000                         $ 10,972
  2/4/2005                  $  8,882                         $ 11,114
  2/5/2005                  $  8,882                         $ 11,114
  2/6/2005                  $  8,882                         $ 11,114
  2/7/2005                  $  8,894                         $ 11,100
  2/8/2005                  $  8,864                         $ 11,137
  2/9/2005                  $  9,048                         $ 10,911
 2/10/2005                  $  9,032                         $ 10,930
 2/11/2005                  $  8,920                         $ 11,070
 2/12/2005                  $  8,920                         $ 11,070
 2/13/2005                  $  8,920                         $ 11,070
 2/14/2005                  $  8,918                         $ 11,074
 2/15/2005                  $  8,920                         $ 11,073
 2/16/2005                  $  8,864                         $ 11,142
 2/17/2005                  $  8,974                         $ 11,008
 2/18/2005                  $  8,994                         $ 10,991
 2/19/2005                  $  8,994                         $ 10,991
 2/20/2005                  $  8,994                         $ 10,991
 2/21/2005                  $  8,994                         $ 10,991
 2/22/2005                  $  9,164                         $ 10,778
 2/23/2005                  $  9,130                         $ 10,824
 2/24/2005                  $  9,026                         $ 10,947
 2/25/2005                  $  8,884                         $ 11,123
 2/26/2005                  $  8,884                         $ 11,123
 2/27/2005                  $  8,884                         $ 11,123
 2/28/2005                  $  8,938                         $ 11,062
  3/1/2005                  $  8,870                         $ 11,140
  3/2/2005                  $  8,888                         $ 11,120
  3/3/2005                  $  8,876                         $ 11,137
  3/4/2005                  $  8,786                         $ 11,253
  3/5/2005                  $  8,786                         $ 11,253
  3/6/2005                  $  8,786                         $ 11,253
  3/7/2005                  $  8,800                         $ 11,234
  3/8/2005                  $  8,884                         $ 11,132
  3/9/2005                  $  8,976                         $ 11,012
 3/10/2005                  $  9,034                         $ 10,941
 3/11/2005                  $  9,038                         $ 10,941
 3/12/2005                  $  9,038                         $ 10,941
 3/13/2005                  $  9,038                         $ 10,941
 3/14/2005                  $  8,990                         $ 11,002
 3/15/2005                  $  9,040                         $ 10,942
 3/16/2005                  $  9,094                         $ 10,874
 3/17/2005                  $  9,062                         $ 10,919
 3/18/2005                  $  9,114                         $ 10,868
 3/19/2005                  $  9,114                         $ 10,868
 3/20/2005                  $  9,114                         $ 10,868
 3/21/2005                  $  9,122                         $ 10,851
 3/22/2005                  $  9,170                         $ 10,800
 3/23/2005                  $  9,258                         $ 10,686
 3/24/2005                  $  9,216                         $ 10,742
 3/25/2005                  $  9,216                         $ 10,742
 3/26/2005                  $  9,216                         $ 10,742
 3/27/2005                  $  9,216                         $ 10,742
 3/28/2005                  $  9,218                         $ 10,740
 3/29/2005                  $  9,370                         $ 10,562
 3/30/2005                  $  9,216                         $ 10,742
 3/31/2005                  $  9,218                         $ 10,746
  4/1/2005                  $  9,268                         $ 10,684
  4/2/2005                  $  9,268                         $ 10,684
  4/3/2005                  $  9,268                         $ 10,684
  4/4/2005                  $  9,234                         $ 10,723
  4/5/2005                  $  9,222                         $ 10,736
  4/6/2005                  $  9,196                         $ 10,767
  4/7/2005                  $  9,144                         $ 10,830
  4/8/2005                  $  9,282                         $ 10,673
  4/9/2005                  $  9,282                         $ 10,673
 4/10/2005                  $  9,282                         $ 10,673
 4/11/2005                  $  9,336                         $ 10,610
 4/12/2005                  $  9,248                         $ 10,713
 4/13/2005                  $  9,406                         $ 10,531
 4/14/2005                  $  9,570                         $ 10,346
 4/15/2005                  $  9,754                         $ 10,151
 4/16/2005                  $  9,754                         $ 10,151
 4/17/2005                  $  9,754                         $ 10,151
 4/18/2005                  $  9,680                         $ 10,231
 4/19/2005                  $  9,526                         $ 10,399
 4/20/2005                  $  9,682                         $ 10,225
 4/21/2005                  $  9,454                         $ 10,470
 4/22/2005                  $  9,604                         $ 10,305
 4/23/2005                  $  9,604                         $ 10,305
 4/24/2005                  $  9,604                         $ 10,305
 4/25/2005                  $  9,494                         $ 10,426
 4/26/2005                  $  9,634                         $ 10,272
 4/27/2005                  $  9,644                         $ 10,265
 4/28/2005                  $  9,844                         $ 10,054
 4/29/2005                  $  9,774                         $ 10,130
 4/30/2005                  $  9,774                         $ 10,130
  5/1/2005                  $  9,774                         $ 10,130
  5/2/2005                  $  9,664                         $ 10,244
  5/3/2005                  $  9,686                         $ 10,220
  5/4/2005                  $  9,510                         $ 10,408
  5/5/2005                  $  9,502                         $ 10,416
  5/6/2005                  $  9,490                         $ 10,432
  5/7/2005                  $  9,490                         $ 10,432
  5/8/2005                  $  9,490                         $ 10,432
  5/9/2005                  $  9,390                         $ 10,544
 5/10/2005                  $  9,512                         $ 10,407
 5/11/2005                  $  9,504                         $ 10,418
 5/12/2005                  $  9,644                         $ 10,267
 5/13/2005                  $  9,720                         $ 10,182
 5/14/2005                  $  9,720                         $ 10,182
 5/15/2005                  $  9,720                         $ 10,182
 5/16/2005                  $  9,564                         $ 10,352
 5/17/2005                  $  9,502                         $ 10,414
 5/18/2005                  $  9,306                         $ 10,635
 5/19/2005                  $  9,266                         $ 10,681
 5/20/2005                  $  9,286                         $ 10,663
 5/21/2005                  $  9,286                         $ 10,663
 5/22/2005                  $  9,286                         $ 10,663
 5/23/2005                  $  9,232                         $ 10,723
 5/24/2005                  $  9,230                         $ 10,725
 5/25/2005                  $  9,330                         $ 10,611
 5/26/2005                  $  9,204                         $ 10,757
 5/27/2005                  $  9,172                         $ 10,797
 5/28/2005                  $  9,172                         $ 10,797
 5/29/2005                  $  9,172                         $ 10,797
 5/30/2005                  $  9,172                         $ 10,797
 5/31/2005                  $  9,180                         $ 10,793
  6/1/2005                  $  9,076                         $ 10,917
  6/2/2005                  $  9,056                         $ 10,943
  6/3/2005                  $  9,130                         $ 10,857
  6/4/2005                  $  9,130                         $ 10,857
  6/5/2005                  $  9,130                         $ 10,857
  6/6/2005                  $  9,090                         $ 10,903
  6/7/2005                  $  9,080                         $ 10,918
  6/8/2005                  $  9,130                         $ 10,861
  6/9/2005                  $  9,042                         $ 10,962
 6/10/2005                  $  9,042                         $ 10,964
 6/11/2005                  $  9,042                         $ 10,964
 6/12/2005                  $  9,042                         $ 10,964
 6/13/2005                  $  9,004                         $ 11,013
 6/14/2005                  $  8,926                         $ 11,108
 6/15/2005                  $  8,888                         $ 11,158
 6/16/2005                  $  8,794                         $ 11,278
 6/17/2005                  $  8,794                         $ 11,281
 6/18/2005                  $  8,794                         $ 11,281
 6/19/2005                  $  8,794                         $ 11,281
 6/20/2005                  $  8,828                         $ 11,240
 6/21/2005                  $  8,836                         $ 11,227
 6/22/2005                  $  8,804                         $ 11,269
 6/23/2005                  $  8,934                         $ 11,106
 6/24/2005                  $  8,994                         $ 11,041
 6/25/2005                  $  8,994                         $ 11,041
 6/26/2005                  $  8,994                         $ 11,041
 6/27/2005                  $  9,020                         $ 11,005
 6/28/2005                  $  8,826                         $ 11,240
 6/29/2005                  $  8,812                         $ 11,263
 6/30/2005                  $  8,856                         $ 11,209
  7/1/2005                  $  8,812                         $ 11,269
  7/2/2005                  $  8,812                         $ 11,269
  7/3/2005                  $  8,812                         $ 11,269
  7/4/2005                  $  8,812                         $ 11,269
  7/5/2005                  $  8,672                         $ 11,448
  7/6/2005                  $  8,740                         $ 11,362
  7/7/2005                  $  8,728                         $ 11,381
  7/8/2005                  $  8,556                         $ 11,606
  7/9/2005                  $  8,556                         $ 11,606
 7/10/2005                  $  8,556                         $ 11,606
 7/11/2005                  $  8,430                         $ 11,775
 7/12/2005                  $  8,444                         $ 11,758
 7/13/2005                  $  8,484                         $ 11,704
 7/14/2005                  $  8,544                         $ 11,623
 7/15/2005                  $  8,536                         $ 11,635
 7/16/2005                  $  8,536                         $ 11,635
 7/17/2005                  $  8,536                         $ 11,635
 7/18/2005                  $  8,604                         $ 11,545
 7/19/2005                  $  8,472                         $ 11,726
 7/20/2005                  $  8,364                         $ 11,878
 7/21/2005                  $  8,498                         $ 11,695
 7/22/2005                  $  8,362                         $ 11,882
 7/23/2005                  $  8,362                         $ 11,882
 7/24/2005                  $  8,362                         $ 11,882
 7/25/2005                  $  8,448                         $ 11,763
 7/26/2005                  $  8,406                         $ 11,827
 7/27/2005                  $  8,398                         $ 11,833
 7/28/2005                  $  8,294                         $ 11,977
 7/29/2005                  $  8,338                         $ 11,920
 7/30/2005                  $  8,338                         $ 11,920
 7/31/2005                  $  8,338                         $ 11,920
  8/1/2005                  $  8,304                         $ 11,973
  8/2/2005                  $  8,234                         $ 12,074
  8/3/2005                  $  8,296                         $ 11,984
  8/4/2005                  $  8,432                         $ 11,783
  8/5/2005                  $  8,548                         $ 11,625
  8/6/2005                  $  8,548                         $ 11,625
  8/7/2005                  $  8,548                         $ 11,625
  8/8/2005                  $  8,588                         $ 11,569
  8/9/2005                  $  8,578                         $ 11,585
 8/10/2005                  $  8,584                         $ 11,581
 8/11/2005                  $  8,504                         $ 11,691
 8/12/2005                  $  8,588                         $ 11,579
 8/13/2005                  $  8,588                         $ 11,579
 8/14/2005                  $  8,588                         $ 11,579
 8/15/2005                  $  8,516                         $ 11,679
 8/16/2005                  $  8,656                         $ 11,485
 8/17/2005                  $  8,656                         $ 11,490
 8/18/2005                  $  8,702                         $ 11,426
 8/19/2005                  $  8,688                         $ 11,449
 8/20/2005                  $  8,688                         $ 11,449
 8/21/2005                  $  8,688                         $ 11,449
 8/22/2005                  $  8,624                         $ 11,536
 8/23/2005                  $  8,652                         $ 11,502
 8/24/2005                  $  8,658                         $ 11,494
 8/25/2005                  $  8,624                         $ 11,541
 8/26/2005                  $  8,746                         $ 11,383
 8/27/2005                  $  8,746                         $ 11,383
 8/28/2005                  $  8,746                         $ 11,383
 8/29/2005                  $  8,658                         $ 11,500
 8/30/2005                  $  8,678                         $ 11,475
 8/31/2005                  $  8,510                         $ 11,699
  9/1/2005                  $  8,484                         $ 11,733
  9/2/2005                  $  8,554                         $ 11,643
  9/3/2005                  $  8,554                         $ 11,643
  9/4/2005                  $  8,554                         $ 11,643
  9/5/2005                  $  8,554                         $ 11,643
  9/6/2005                  $  8,408                         $ 11,839
  9/7/2005                  $  8,372                         $ 11,890
  9/8/2005                  $  8,420                         $ 11,823
  9/9/2005                  $  8,366                         $ 11,904
 9/10/2005                  $  8,366                         $ 11,904
 9/11/2005                  $  8,366                         $ 11,904
 9/12/2005                  $  8,332                         $ 11,952
 9/13/2005                  $  8,426                         $ 11,820
 9/14/2005                  $  8,512                         $ 11,701
 9/15/2005                  $  8,524                         $ 11,685
 9/16/2005                  $  8,446                         $ 11,801
 9/17/2005                  $  8,446                         $ 11,801
 9/18/2005                  $  8,446                         $ 11,801
 9/19/2005                  $  8,506                         $ 11,714
 9/20/2005                  $  8,590                         $ 11,603
 9/21/2005                  $  8,726                         $ 11,415
 9/22/2005                  $  8,712                         $ 11,437
 9/23/2005                  $  8,656                         $ 11,512
 9/24/2005                  $  8,656                         $ 11,512
 9/25/2005                  $  8,656                         $ 11,512
 9/26/2005                  $  8,600                         $ 11,595
 9/27/2005                  $  8,614                         $ 11,577
 9/28/2005                  $  8,652                         $ 11,528
 9/29/2005                  $  8,532                         $ 11,686
 9/30/2005                  $  8,500                         $ 11,735
 10/1/2005                  $  8,500                         $ 11,735
 10/2/2005                  $  8,500                         $ 11,735
 10/3/2005                  $  8,466                         $ 11,784
 10/4/2005                  $  8,552                         $ 11,666
 10/5/2005                  $  8,796                         $ 11,336
 10/6/2005                  $  8,870                         $ 11,239
 10/7/2005                  $  8,808                         $ 11,325
 10/8/2005                  $  8,808                         $ 11,325
 10/9/2005                  $  8,808                         $ 11,325
10/10/2005                  $  8,894                         $ 11,213
10/11/2005                  $  8,994                         $ 11,075
10/12/2005                  $  9,128                         $ 10,926
10/13/2005                  $  9,106                         $ 10,957
10/14/2005                  $  8,966                         $ 11,130
10/15/2005                  $  8,966                         $ 11,130
10/16/2005                  $  8,966                         $ 11,130
10/17/2005                  $  8,962                         $ 11,134
10/18/2005                  $  9,076                         $ 10,994
10/19/2005                  $  8,896                         $ 11,221
10/20/2005                  $  9,044                         $ 11,032
10/21/2005                  $  8,970                         $ 11,124
10/22/2005                  $  8,970                         $ 11,124
10/23/2005                  $  8,970                         $ 11,124
10/24/2005                  $  8,776                         $ 11,368
10/25/2005                  $  8,830                         $ 11,300
10/26/2005                  $  8,892                         $ 11,225
10/27/2005                  $  9,088                         $ 10,973
10/28/2005                  $  8,932                         $ 11,172
10/29/2005                  $  8,932                         $ 11,172
10/30/2005                  $  8,932                         $ 11,172
10/31/2005                  $  8,772                         $ 11,371
 11/1/2005                  $  8,820                         $ 11,308
 11/2/2005                  $  8,622                         $ 11,555
 11/3/2005                  $  8,598                         $ 11,587
 11/4/2005                  $  8,610                         $ 11,577
 11/5/2005                  $  8,610                         $ 11,577
 11/6/2005                  $  8,610                         $ 11,577
 11/7/2005                  $  8,572                         $ 11,631
 11/8/2005                  $  8,638                         $ 11,544
 11/9/2005                  $  8,592                         $ 11,607
11/10/2005                  $  8,526                         $ 11,699
11/11/2005                  $  8,508                         $ 11,729
11/12/2005                  $  8,508                         $ 11,729
11/13/2005                  $  8,508                         $ 11,729
11/14/2005                  $  8,544                         $ 11,681
11/15/2005                  $  8,648                         $ 11,546
11/16/2005                  $  8,670                         $ 11,519
11/17/2005                  $  8,506                         $ 11,739
11/18/2005                  $  8,444                         $ 11,829
11/19/2005                  $  8,444                         $ 11,829
11/20/2005                  $  8,444                         $ 11,829
11/21/2005                  $  8,360                         $ 11,948
11/22/2005                  $  8,318                         $ 12,012
11/23/2005                  $  8,312                         $ 12,023
11/24/2005                  $  8,312                         $ 12,023
11/25/2005                  $  8,312                         $ 12,031
11/26/2005                  $  8,312                         $ 12,031
11/27/2005                  $  8,312                         $ 12,031
11/28/2005                  $  8,460                         $ 11,819
11/29/2005                  $  8,434                         $ 11,859
11/30/2005                  $  8,392                         $ 11,923
 12/1/2005                  $  8,230                         $ 12,151
 12/2/2005                  $  8,228                         $ 12,157
 12/3/2005                  $  8,228                         $ 12,157
 12/4/2005                  $  8,228                         $ 12,157
 12/5/2005                  $  8,278                         $ 12,087
 12/6/2005                  $  8,268                         $ 12,105
 12/7/2005                  $  8,322                         $ 12,026
 12/8/2005                  $  8,296                         $ 12,065
 12/9/2005                  $  8,258                         $ 12,128
12/10/2005                  $  8,258                         $ 12,128
12/11/2005                  $  8,258                         $ 12,128
12/12/2005                  $  8,250                         $ 12,142
12/13/2005                  $  8,256                         $ 12,135
12/14/2005                  $  8,240                         $ 12,162
12/15/2005                  $  8,312                         $ 12,061
12/16/2005                  $  8,336                         $ 12,032
12/17/2005                  $  8,336                         $ 12,032
12/18/2005                  $  8,336                         $ 12,032
12/19/2005                  $  8,470                         $ 11,842
12/20/2005                  $  8,464                         $ 11,852
12/21/2005                  $  8,378                         $ 11,975
12/22/2005                  $  8,324                         $ 12,052
12/23/2005                  $  8,299                         $ 12,093
12/24/2005                  $  8,299                         $ 12,093
12/25/2005                  $  8,299                         $ 12,093
12/26/2005                  $  8,299                         $ 12,093
12/27/2005                  $  8,421                         $ 11,920
12/28/2005                  $  8,375                         $ 11,989
12/29/2005                  $  8,403                         $ 11,952
12/30/2005                  $  8,468                         $ 11,869
12/31/2005                  $  8,468                         $ 11,869
  1/1/2006                  $  8,468                         $ 11,869
  1/2/2006                  $  8,468                         $ 11,869
  1/3/2006                  $  8,334                         $ 12,060
  1/4/2006                  $  8,271                         $ 12,152
  1/5/2006                  $  8,242                         $ 12,197
  1/6/2006                  $  8,151                         $ 12,332
  1/7/2006                  $  8,151                         $ 12,332
  1/8/2006                  $  8,151                         $ 12,332
  1/9/2006                  $  8,073                         $ 12,453
 1/10/2006                  $  8,021                         $ 12,536
 1/11/2006                  $  8,019                         $ 12,541
 1/12/2006                  $  8,069                         $ 12,463
 1/13/2006                  $  8,055                         $ 12,493
 1/14/2006                  $  8,055                         $ 12,493
 1/15/2006                  $  8,055                         $ 12,493
 1/16/2006                  $  8,055                         $ 12,493
 1/17/2006                  $  8,110                         $ 12,408
 1/18/2006                  $  8,110                         $ 12,411
 1/19/2006                  $  7,984                         $ 12,608
 1/20/2006                  $  8,100                         $ 12,426
 1/21/2006                  $  8,100                         $ 12,426
 1/22/2006                  $  8,100                         $ 12,426
 1/23/2006                  $  8,069                         $ 12,483
 1/24/2006                  $  7,953                         $ 12,663
 1/25/2006                  $  7,970                         $ 12,635
 1/26/2006                  $  7,837                         $ 12,847
 1/27/2006                  $  7,801                         $ 12,915
 1/28/2006                  $  7,801                         $ 12,915
 1/29/2006                  $  7,801                         $ 12,915
 1/30/2006                  $  7,817                         $ 12,892
 1/31/2006                  $  7,795                         $ 12,933
  2/1/2006                  $  7,770                         $ 12,973
  2/2/2006                  $  7,868                         $ 12,811
  2/3/2006                  $  7,894                         $ 12,776
  2/4/2006                  $  7,894                         $ 12,776
  2/5/2006                  $  7,894                         $ 12,776
  2/6/2006                  $  7,856                         $ 12,841
  2/7/2006                  $  7,974                         $ 12,653
  2/8/2006                  $  7,931                         $ 12,724
  2/9/2006                  $  7,966                         $ 12,671
 2/10/2006                  $  7,980                         $ 12,653
 2/11/2006                  $  7,980                         $ 12,653
 2/12/2006                  $  7,980                         $ 12,653
 2/13/2006                  $  8,053                         $ 12,538
 2/14/2006                  $  7,953                         $ 12,700
 2/15/2006                  $  7,894                         $ 12,796
 2/16/2006                  $  7,821                         $ 12,916
 2/17/2006                  $  7,839                         $ 12,900
 2/18/2006                  $  7,839                         $ 12,900
 2/19/2006                  $  7,839                         $ 12,900
 2/20/2006                  $  7,839                         $ 12,900
 2/21/2006                  $  7,884                         $ 12,826
 2/22/2006                  $  7,815                         $ 12,946
 2/23/2006                  $  7,827                         $ 12,927
 2/24/2006                  $  7,787                         $ 13,001
 2/25/2006                  $  7,787                         $ 13,001
 2/26/2006                  $  7,787                         $ 13,001
 2/27/2006                  $  7,746                         $ 13,073
 2/28/2006                  $  7,852                         $ 12,897
  3/1/2006                  $  7,728                         $ 13,105
  3/2/2006                  $  7,750                         $ 13,066
  3/3/2006                  $  7,774                         $ 13,036
  3/4/2006                  $  7,774                         $ 13,036
  3/5/2006                  $  7,774                         $ 13,036
  3/6/2006                  $  7,852                         $ 12,908
  3/7/2006                  $  7,964                         $ 12,729
  3/8/2006                  $  7,955                         $ 12,745
  3/9/2006                  $  7,996                         $ 12,682
 3/10/2006                  $  7,911                         $ 12,825
 3/11/2006                  $  7,911                         $ 12,825
 3/12/2006                  $  7,911                         $ 12,825
 3/13/2006                  $  7,890                         $ 12,857
 3/14/2006                  $  7,805                         $ 13,000
 3/15/2006                  $  7,734                         $ 13,121
 3/16/2006                  $  7,725                         $ 13,137
 3/17/2006                  $  7,707                         $ 13,178
 3/18/2006                  $  7,707                         $ 13,178
 3/19/2006                  $  7,707                         $ 13,178
 3/20/2006                  $  7,713                         $ 13,170
 3/21/2006                  $  7,813                         $ 13,001
 3/22/2006                  $  7,721                         $ 13,157
 3/23/2006                  $  7,693                         $ 13,206
 3/24/2006                  $  7,632                         $ 13,316
 3/25/2006                  $  7,632                         $ 13,316
 3/26/2006                  $  7,632                         $ 13,316
 3/27/2006                  $  7,632                         $ 13,319
 3/28/2006                  $  7,662                         $ 13,271
 3/29/2006                  $  7,528                         $ 13,505
 3/30/2006                  $  7,546                         $ 13,478
 3/31/2006                  $  7,526                         $ 13,523
  4/1/2006                  $  7,526                         $ 13,523
  4/2/2006                  $  7,526                         $ 13,523
  4/3/2006                  $  7,585                         $ 13,419
  4/4/2006                  $  7,557                         $ 13,474
  4/5/2006                  $  7,518                         $ 13,544
  4/6/2006                  $  7,520                         $ 13,545
  4/7/2006                  $  7,624                         $ 13,366
  4/8/2006                  $  7,624                         $ 13,366
  4/9/2006                  $  7,624                         $ 13,366
 4/10/2006                  $  7,656                         $ 13,310
 4/11/2006                  $  7,768                         $ 13,120
 4/12/2006                  $  7,709                         $ 13,220
 4/13/2006                  $  7,683                         $ 13,279
 4/14/2006                  $  7,683                         $ 13,279
 4/15/2006                  $  7,683                         $ 13,279
 4/16/2006                  $  7,683                         $ 13,279
 4/17/2006                  $  7,699                         $ 13,250
 4/18/2006                  $  7,493                         $ 13,610
 4/19/2006                  $  7,410                         $ 13,763
 4/20/2006                  $  7,447                         $ 13,697
 4/21/2006                  $  7,477                         $ 13,652
 4/22/2006                  $  7,477                         $ 13,652
 4/23/2006                  $  7,477                         $ 13,652
 4/24/2006                  $  7,536                         $ 13,546
 4/25/2006                  $  7,548                         $ 13,523
 4/26/2006                  $  7,544                         $ 13,531
 4/27/2006                  $  7,587                         $ 13,465
 4/28/2006                  $  7,559                         $ 13,521
 4/29/2006                  $  7,559                         $ 13,521
 4/30/2006                  $  7,559                         $ 13,521
  5/1/2006                  $  7,595                         $ 13,460
  5/2/2006                  $  7,530                         $ 13,575
  5/3/2006                  $  7,532                         $ 13,578
  5/4/2006                  $  7,465                         $ 13,702
  5/5/2006                  $  7,400                         $ 13,828
  5/6/2006                  $  7,400                         $ 13,828
  5/7/2006                  $  7,400                         $ 13,828
  5/8/2006                  $  7,404                         $ 13,825
  5/9/2006                  $  7,414                         $ 13,809
 5/10/2006                  $  7,461                         $ 13,726
 5/11/2006                  $  7,640                         $ 13,401
 5/12/2006                  $  7,793                         $ 13,134
 5/13/2006                  $  7,793                         $ 13,134
 5/14/2006                  $  7,793                         $ 13,134
 5/15/2006                  $  7,839                         $ 13,051
 5/16/2006                  $  7,844                         $ 13,048
 5/17/2006                  $  7,966                         $ 12,843
 5/18/2006                  $  8,045                         $ 12,712
 5/19/2006                  $  8,004                         $ 12,785
 5/20/2006                  $  8,004                         $ 12,785
 5/21/2006                  $  8,004                         $ 12,785
 5/22/2006                  $  8,086                         $ 12,656
 5/23/2006                  $  8,130                         $ 12,586
 5/24/2006                  $  8,132                         $ 12,586
 5/25/2006                  $  7,974                         $ 12,840
 5/26/2006                  $  7,937                         $ 12,910
 5/27/2006                  $  7,937                         $ 12,910
 5/28/2006                  $  7,937                         $ 12,910
 5/29/2006                  $  7,937                         $ 12,910
 5/30/2006                  $  8,137                         $ 12,584
 5/31/2006                  $  8,029                         $ 12,761
  6/1/2006                  $  7,864                         $ 13,036
  6/2/2006                  $  7,858                         $ 13,053
  6/3/2006                  $  7,858                         $ 13,053
  6/4/2006                  $  7,858                         $ 13,053
  6/5/2006                  $  8,108                         $ 12,636
  6/6/2006                  $  8,143                         $ 12,584
  6/7/2006                  $  8,194                         $ 12,511
  6/8/2006                  $  8,198                         $ 12,507
  6/9/2006                  $  8,263                         $ 12,416
 6/10/2006                  $  8,263                         $ 12,416
 6/11/2006                  $  8,263                         $ 12,416
 6/12/2006                  $  8,476                         $ 12,094
 6/13/2006                  $  8,607                         $ 11,912
 6/14/2006                  $  8,552                         $ 11,991
 6/15/2006                  $  8,255                         $ 12,415
 6/16/2006                  $  8,356                         $ 12,274
 6/17/2006                  $  8,356                         $ 12,274
 6/18/2006                  $  8,356                         $ 12,274
 6/19/2006                  $  8,505                         $ 12,056
 6/20/2006                  $  8,546                         $ 11,999
 6/21/2006                  $  8,383                         $ 12,233
 6/22/2006                  $  8,415                         $ 12,186
 6/23/2006                  $  8,393                         $ 12,224
 6/24/2006                  $  8,393                         $ 12,224
 6/25/2006                  $  8,393                         $ 12,224
 6/26/2006                  $  8,289                         $ 12,374
 6/27/2006                  $  8,436                         $ 12,167
 6/28/2006                  $  8,419                         $ 12,193
 6/29/2006                  $  8,098                         $ 12,660
 6/30/2006                  $  7,990                         $ 12,843
  7/1/2006                  $  7,990                         $ 12,843
  7/2/2006                  $  7,990                         $ 12,843
  7/3/2006                  $  7,921                         $ 12,952
  7/4/2006                  $  7,921                         $ 12,952
  7/5/2006                  $  8,041                         $ 12,759
  7/6/2006                  $  8,033                         $ 12,774
  7/7/2006                  $  8,167                         $ 12,573
  7/8/2006                  $  8,167                         $ 12,573
  7/9/2006                  $  8,167                         $ 12,573
 7/10/2006                  $  8,171                         $ 12,570
 7/11/2006                  $  8,110                         $ 12,664
 7/12/2006                  $  8,263                         $ 12,431
 7/13/2006                  $  8,428                         $ 12,185
 7/14/2006                  $  8,511                         $ 12,078
 7/15/2006                  $  8,511                         $ 12,078
 7/16/2006                  $  8,511                         $ 12,078
 7/17/2006                  $  8,556                         $ 12,015
 7/18/2006                  $  8,503                         $ 12,085
 7/19/2006                  $  8,244                         $ 12,452
 7/20/2006                  $  8,468                         $ 12,121
 7/21/2006                  $  8,617                         $ 11,914
 7/22/2006                  $  8,617                         $ 11,914
 7/23/2006                  $  8,617                         $ 11,914
 7/24/2006                  $  8,379                         $ 12,248
 7/25/2006                  $  8,301                         $ 12,366
 7/26/2006                  $  8,342                         $ 12,314
 7/27/2006                  $  8,448                         $ 12,160
 7/28/2006                  $  8,271                         $ 12,416
 7/29/2006                  $  8,271                         $ 12,416
 7/30/2006                  $  8,271                         $ 12,416
 7/31/2006                  $  8,271                         $ 12,426
  8/1/2006                  $  8,395                         $ 12,236
  8/2/2006                  $  8,314                         $ 12,360
  8/3/2006                  $  8,222                         $ 12,495
  8/4/2006                  $  8,265                         $ 12,440
  8/5/2006                  $  8,265                         $ 12,440
  8/6/2006                  $  8,265                         $ 12,440
  8/7/2006                  $  8,326                         $ 12,347
  8/8/2006                  $  8,434                         $ 12,196
  8/9/2006                  $  8,511                         $ 12,083
 8/10/2006                  $  8,450                         $ 12,176
 8/11/2006                  $  8,542                         $ 12,049
 8/12/2006                  $  8,542                         $ 12,049
 8/13/2006                  $  8,542                         $ 12,049
 8/14/2006                  $  8,509                         $ 12,098
 8/15/2006                  $  8,308                         $ 12,384
 8/16/2006                  $  8,196                         $ 12,554
 8/17/2006                  $  8,161                         $ 12,615
 8/18/2006                  $  8,155                         $ 12,631
 8/19/2006                  $  8,155                         $ 12,631
 8/20/2006                  $  8,155                         $ 12,631
 8/21/2006                  $  8,228                         $ 12,518
 8/22/2006                  $  8,202                         $ 12,562
 8/23/2006                  $  8,312                         $ 12,396
 8/24/2006                  $  8,310                         $ 12,402
 8/25/2006                  $  8,312                         $ 12,412
 8/26/2006                  $  8,312                         $ 12,412
 8/27/2006                  $  8,312                         $ 12,412
 8/28/2006                  $  8,224                         $ 12,543
 8/29/2006                  $  8,126                         $ 12,690
 8/30/2006                  $  8,063                         $ 12,794
 8/31/2006                  $  8,067                         $ 12,793
  9/1/2006                  $  8,061                         $ 12,812
  9/2/2006                  $  8,061                         $ 12,812
  9/3/2006                  $  8,061                         $ 12,812
  9/4/2006                  $  8,061                         $ 12,812
  9/5/2006                  $  7,996                         $ 12,918
  9/6/2006                  $  8,167                         $ 12,645
  9/7/2006                  $  8,234                         $ 12,546
  9/8/2006                  $  8,214                         $ 12,583
  9/9/2006                  $  8,214                         $ 12,583
 9/10/2006                  $  8,214                         $ 12,583
 9/11/2006                  $  8,226                         $ 12,566
 9/12/2006                  $  8,031                         $ 12,867
 9/13/2006                  $  7,964                         $ 12,980
 9/14/2006                  $  8,000                         $ 12,925
 9/15/2006                  $  7,986                         $ 12,957
 9/16/2006                  $  7,986                         $ 12,957
 9/17/2006                  $  7,986                         $ 12,957
 9/18/2006                  $  7,992                         $ 12,948
 9/19/2006                  $  8,031                         $ 12,888
 9/20/2006                  $  7,933                         $ 13,049
 9/21/2006                  $  8,014                         $ 12,919
 9/22/2006                  $  8,112                         $ 12,768
 9/23/2006                  $  8,112                         $ 12,768
 9/24/2006                  $  8,112                         $ 12,768
 9/25/2006                  $  8,019                         $ 12,919
 9/26/2006                  $  7,992                         $ 12,964
 9/27/2006                  $  7,957                         $ 13,022
 9/28/2006                  $  7,960                         $ 13,024
 9/29/2006                  $  8,041                         $ 12,900
 9/30/2006                  $  8,041                         $ 12,900
 10/1/2006                  $  8,041                         $ 12,900
 10/2/2006                  $  8,118                         $ 12,779
 10/3/2006                  $  8,124                         $ 12,772
 10/4/2006                  $  7,953                         $ 13,041
 10/5/2006                  $  7,850                         $ 13,213
 10/6/2006                  $  7,890                         $ 13,155
 10/7/2006                  $  7,890                         $ 13,155
 10/8/2006                  $  7,890                         $ 13,155
 10/9/2006                  $  7,841                         $ 13,240
10/10/2006                  $  7,827                         $ 13,263
10/11/2006                  $  7,874                         $ 13,190
10/12/2006                  $  7,711                         $ 13,464
10/13/2006                  $  7,658                         $ 13,563
10/14/2006                  $  7,658                         $ 13,563
10/15/2006                  $  7,658                         $ 13,563
10/16/2006                  $  7,591                         $ 13,685
10/17/2006                  $  7,640                         $ 13,604
10/18/2006                  $  7,658                         $ 13,578
10/19/2006                  $  7,620                         $ 13,648
10/20/2006                  $  7,677                         $ 13,555
10/21/2006                  $  7,677                         $ 13,555
10/22/2006                  $  7,677                         $ 13,555
10/23/2006                  $  7,664                         $ 13,579
10/24/2006                  $  7,677                         $ 13,560
10/25/2006                  $  7,630                         $ 13,645
10/26/2006                  $  7,544                         $ 13,803
10/27/2006                  $  7,648                         $ 13,623
10/28/2006                  $  7,648                         $ 13,623
10/29/2006                  $  7,648                         $ 13,623
10/30/2006                  $  7,603                         $ 13,705
10/31/2006                  $  7,642                         $ 13,643
 11/1/2006                  $  7,789                         $ 13,382
 11/2/2006                  $  7,811                         $ 13,347
 11/3/2006                  $  7,789                         $ 13,393
 11/4/2006                  $  7,789                         $ 13,393
 11/5/2006                  $  7,789                         $ 13,393
 11/6/2006                  $  7,681                         $ 13,578
 11/7/2006                  $  7,671                         $ 13,601
 11/8/2006                  $  7,616                         $ 13,700
 11/9/2006                  $  7,695                         $ 13,562
11/10/2006                  $  7,628                         $ 13,688
11/11/2006                  $  7,628                         $ 13,688
11/12/2006                  $  7,628                         $ 13,688
11/13/2006                  $  7,597                         $ 13,747
11/14/2006                  $  7,473                         $ 13,973
11/15/2006                  $  7,408                         $ 14,097
11/16/2006                  $  7,422                         $ 14,076
11/17/2006                  $  7,449                         $ 14,036
11/18/2006                  $  7,449                         $ 14,036
11/19/2006                  $  7,449                         $ 14,036
11/20/2006                  $  7,428                         $ 14,075
11/21/2006                  $  7,414                         $ 14,104
11/22/2006                  $  7,408                         $ 14,118
11/23/2006                  $  7,408                         $ 14,118
11/24/2006                  $  7,418                         $ 14,107
11/25/2006                  $  7,418                         $ 14,107
11/26/2006                  $  7,418                         $ 14,107
11/27/2006                  $  7,611                         $ 13,748
11/28/2006                  $  7,585                         $ 13,797
11/29/2006                  $  7,493                         $ 13,967
11/30/2006                  $  7,479                         $ 14,002
 12/1/2006                  $  7,530                         $ 13,914
 12/2/2006                  $  7,530                         $ 13,914
 12/3/2006                  $  7,530                         $ 13,914
 12/4/2006                  $  7,390                         $ 14,176
 12/5/2006                  $  7,377                         $ 14,204
 12/6/2006                  $  7,395                         $ 14,179
 12/7/2006                  $  7,429                         $ 14,114
 12/8/2006                  $  7,433                         $ 14,119
 12/9/2006                  $  7,433                         $ 14,119
12/10/2006                  $  7,433                         $ 14,119
12/11/2006                  $  7,429                         $ 14,128
12/12/2006                  $  7,474                         $ 14,045
12/13/2006                  $  7,469                         $ 14,055
12/14/2006                  $  7,420                         $ 14,153
12/15/2006                  $  7,439                         $ 14,127
12/16/2006                  $  7,439                         $ 14,127
12/17/2006                  $  7,439                         $ 14,127
12/18/2006                  $  7,544                         $ 13,936
12/19/2006                  $  7,542                         $ 13,938
12/20/2006                  $  7,510                         $ 14,002
12/21/2006                  $  7,538                         $ 13,955
12/22/2006                  $  7,565                         $ 13,918
12/23/2006                  $  7,565                         $ 13,918
12/24/2006                  $  7,565                         $ 13,918
12/25/2006                  $  7,565                         $ 13,918
12/26/2006                  $  7,493                         $ 14,050
12/27/2006                  $  7,401                         $ 14,227
12/28/2006                  $  7,431                         $ 14,170
12/29/2006                  $  7,503                         $ 14,048
12/30/2006                  $  7,503                         $ 14,048
12/31/2006                  $  7,503                         $ 14,048
  1/1/2007                  $  7,503                         $ 14,048
  1/2/2007                  $  7,503                         $ 14,048
  1/3/2007                  $  7,508                         $ 14,045
  1/4/2007                  $  7,486                         $ 14,090
  1/5/2007                  $  7,625                         $ 13,840
  1/6/2007                  $  7,625                         $ 13,840
  1/7/2007                  $  7,625                         $ 13,840
  1/8/2007                  $  7,617                         $ 13,860
  1/9/2007                  $  7,602                         $ 13,884
 1/10/2007                  $  7,602                         $ 13,895
 1/11/2007                  $  7,508                         $ 14,066
 1/12/2007                  $  7,459                         $ 14,170
 1/13/2007                  $  7,459                         $ 14,170
 1/14/2007                  $  7,459                         $ 14,170
 1/15/2007                  $  7,459                         $ 14,170
 1/16/2007                  $  7,489                         $ 14,120
 1/17/2007                  $  7,516                         $ 14,072
 1/18/2007                  $  7,619                         $ 13,884
 1/19/2007                  $  7,555                         $ 14,008
 1/20/2007                  $  7,555                         $ 14,008
 1/21/2007                  $  7,555                         $ 14,008
 1/22/2007                  $  7,625                         $ 13,880
 1/23/2007                  $  7,555                         $ 14,013
 1/24/2007                  $  7,471                         $ 14,167
 1/25/2007                  $  7,568                         $ 13,992
 1/26/2007                  $  7,533                         $ 14,062
 1/27/2007                  $  7,533                         $ 14,062
 1/28/2007                  $  7,533                         $ 14,062
 1/29/2007                  $  7,486                         $ 14,153
 1/30/2007                  $  7,442                         $ 14,241
 1/31/2007                  $  7,422                         $ 14,284
  2/1/2007                  $  7,352                         $ 14,417
  2/2/2007                  $  7,343                         $ 14,447
  2/3/2007                  $  7,343                         $ 14,447
  2/4/2007                  $  7,343                         $ 14,447
  2/5/2007                  $  7,371                         $ 14,398
  2/6/2007                  $  7,339                         $ 14,465
  2/7/2007                  $  7,286                         $ 14,569
  2/8/2007                  $  7,284                         $ 14,574
  2/9/2007                  $  7,375                         $ 14,408
 2/10/2007                  $  7,375                         $ 14,408
 2/11/2007                  $  7,375                         $ 14,408
 2/12/2007                  $  7,384                         $ 14,385
 2/13/2007                  $  7,324                         $ 14,507
 2/14/2007                  $  7,316                         $ 14,534
 2/15/2007                  $  7,305                         $ 14,560
 2/16/2007                  $  7,284                         $ 14,609
 2/17/2007                  $  7,284                         $ 14,609
 2/18/2007                  $  7,284                         $ 14,609
 2/19/2007                  $  7,284                         $ 14,609
 2/20/2007                  $  7,215                         $ 14,751
 2/21/2007                  $  7,209                         $ 14,774
 2/22/2007                  $  7,188                         $ 14,812
 2/23/2007                  $  7,217                         $ 14,762
 2/24/2007                  $  7,217                         $ 14,762
 2/25/2007                  $  7,217                         $ 14,762
 2/26/2007                  $  7,243                         $ 14,710
 2/27/2007                  $  7,527                         $ 14,158
 2/28/2007                  $  7,521                         $ 14,170
  3/1/2007                  $  7,540                         $ 14,130
  3/2/2007                  $  7,693                         $ 13,852
  3/3/2007                  $  7,693                         $ 13,852
  3/4/2007                  $  7,693                         $ 13,852
  3/5/2007                  $  7,845                         $ 13,578
  3/6/2007                  $  7,657                         $ 13,914
  3/7/2007                  $  7,693                         $ 13,862
  3/8/2007                  $  7,638                         $ 13,956
  3/9/2007                  $  7,602                         $ 14,027
 3/10/2007                  $  7,602                         $ 14,027
 3/11/2007                  $  7,602                         $ 14,027
 3/12/2007                  $  7,565                         $ 14,097
 3/13/2007                  $  7,760                         $ 13,745
 3/14/2007                  $  7,693                         $ 13,863
 3/15/2007                  $  7,617                         $ 14,005
 3/16/2007                  $  7,670                         $ 13,919
 3/17/2007                  $  7,670                         $ 13,919
 3/18/2007                  $  7,670                         $ 13,919
 3/19/2007                  $  7,587                         $ 14,067
 3/20/2007                  $  7,525                         $ 14,185
 3/21/2007                  $  7,395                         $ 14,434
 3/22/2007                  $  7,390                         $ 14,444
 3/23/2007                  $  7,382                         $ 14,471
 3/24/2007                  $  7,382                         $ 14,471
 3/25/2007                  $  7,382                         $ 14,471
 3/26/2007                  $  7,386                         $ 14,461
 3/27/2007                  $  7,446                         $ 14,344
 3/28/2007                  $  7,497                         $ 14,261
 3/29/2007                  $  7,482                         $ 14,290
 3/30/2007                  $  7,476                         $ 14,322
 3/31/2007                  $  7,476                         $ 14,322

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                               A-CLASS                              C-CLASS                   H-CLASS
                                              (03/31/04)                           (02/20/04)               (02/20/04)
--------------------------------------------------------------------------------------------------------------------------
                                 ONE      ONE      SINCE       SINCE        ONE     ONE       SINCE       ONE      SINCE
                                YEAR     YEAR*   INCEPTION   INCEPTION*    YEAR    YEAR**   INCEPTION     YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------------------
INVERSE RUSSELL 2000(R) FUND   -0.67%   -5.38%     -8.52%      -9.99%     -1.40%   -2.40%     -9.60%    -0.67%    -8.93%
RUSSELL 2000(R) INDEX           5.91%    5.91%     12.00%      12.00%      5.91%    5.91%     12.25%     5.91%    12.25%
--------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

GOVERNMENT LONG BOND ADVANTAGE FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: January 3, 1994

At the beginning of the year, the benchmark U.S. Treasury 30-year bond recorded a yield of 4.90%.

Throughout the first quarter, mixed economic data, soaring energy and commodity prices and the Federal Reserve's continued concern over the risk of inflation pushed long rates higher. In mid-May, the Long Bond peaked at 5.32%.

At year-end, on March 31, 2007, the 30-year bond recorded a yield of 4.84%, only slightly lower from where it opened at the beginning of the year.

Rydex Government Long Bond Advantage Fund benefits in a falling interest rate environment. Year-to-date, since the Long Bond yield was on average lower than higher, the Fund adhered to its objective and closed up 4.87%.

Rydex Government Long Bond Advantage Fund Investor Class returned 4.87% for the year. The Fund achieved a daily correlation of more than 0.97 to its benchmark of 120% of the daily performance of the Lehman Long Treasury Bond Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                GOVERNMENT LONG BOND ADVANTAGE FUND
U.S. TREASURY OBLIGATIONS                      94.8%
FUTURES CONTRACTS                              25.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                   January 3, 1994
Advisor Class                                                     August 1, 2003
A-Class                                                           March 31, 2004
C-Class                                                              May 2, 2001

The Fund invests principally in U.S. Government securities and in derivative investments such as futures and options contracts.


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

GOVERNMENT LONG BOND ADVANTAGE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               GOVERNMENT LONG
             BOND ADVANTAGE FUND    PRICE MOVEMENT OF        LEHMAN LONG
   DATE           C-CLASS          LONG TREASURY BOND   TREASURY BOND INDEX
  5/2/2001         $ 10,000             $ 10,000              $10,000
 5/31/2001         $  9,945             $  9,938              $ 9,925
 6/30/2001         $  9,986             $  9,931              $10,011
 7/31/2001         $ 10,412             $ 10,269              $10,383
 8/31/2001         $ 10,712             $ 10,505              $10,605
 9/30/2001         $ 10,644             $ 10,434              $10,684
10/31/2001         $ 11,589             $ 11,300              $11,210
11/30/2001         $ 10,805             $ 10,662              $10,677
12/31/2001         $ 10,445             $ 10,344              $10,475
 1/31/2002         $ 10,582             $ 10,414              $10,611
 2/28/2002         $ 10,620             $ 10,397              $10,734
 3/31/2002         $  9,984             $  9,856              $10,300
 4/30/2002         $ 10,430             $ 10,163              $10,692
 5/31/2002         $ 10,429             $ 10,128              $10,725
 6/30/2002         $ 10,666             $ 10,292              $10,918
 7/31/2002         $ 11,093             $ 10,607              $11,255
 8/31/2002         $ 11,876             $ 11,211              $11,746
 9/30/2002         $ 12,502             $ 11,656              $12,235
10/31/2002         $ 11,863             $ 11,116              $11,884
11/30/2002         $ 11,713             $ 11,014              $11,753
12/31/2002         $ 12,345             $ 11,444              $12,234
 1/31/2003         $ 12,218             $ 11,335              $12,193
 2/28/2003         $ 12,671             $ 11,637              $12,562
 3/31/2003         $ 12,372             $ 11,382              $12,404
 4/30/2003         $ 12,526             $ 11,468              $12,530
 5/31/2003         $ 13,540             $ 12,185              $13,234
 6/30/2003         $ 13,125             $ 11,844              $13,032
 7/31/2003         $ 11,316             $ 10,478              $11,867
 8/31/2003         $ 11,654             $ 10,738              $12,056
 9/30/2003         $ 12,365             $ 11,292              $12,684
10/31/2003         $ 11,823             $ 10,876              $12,331
11/30/2003         $ 11,872             $ 10,871              $12,390
12/31/2003         $ 12,017             $ 10,947              $12,538
 1/31/2004         $ 12,311             $ 11,138              $12,753
 2/29/2004         $ 12,638             $ 11,335              $13,007
 3/31/2004         $ 12,818             $ 11,437              $13,204
 4/30/2004         $ 11,759             $ 10,628              $12,464
 5/31/2004         $ 11,684             $ 10,542              $12,402
 6/30/2004         $ 11,832             $ 10,613              $12,516
 7/31/2004         $ 12,086             $ 10,766              $12,728
 8/31/2004         $ 12,711             $ 11,187              $13,200
 9/30/2004         $ 12,821             $ 11,243              $13,311
10/31/2004         $ 13,088             $ 11,408              $13,507
11/30/2004         $ 12,620             $ 11,053              $13,207
12/31/2004         $ 13,055             $ 11,356              $13,504
 1/31/2005         $ 13,617             $ 11,749              $13,844
 2/28/2005         $ 13,301             $ 11,524              $13,666
 3/31/2005         $ 13,215             $ 11,460              $13,574
 4/30/2005         $ 13,844             $ 11,864              $14,039
 5/31/2005         $ 14,353             $ 12,188              $14,403
 6/30/2005         $ 14,742             $ 12,444              $14,619
 7/31/2005         $ 14,004             $ 11,924              $14,235
 8/31/2005         $ 14,614             $ 12,318              $14,650
 9/30/2005         $ 13,860             $ 11,767              $14,229
10/31/2005         $ 13,418             $ 11,453              $13,967
11/30/2005         $ 13,546             $ 11,536              $14,055
12/31/2005         $ 13,968             $ 11,806              $14,382
 1/31/2006         $ 13,668             $ 11,569              $14,250
 2/28/2006         $ 13,818             $ 10,484              $14,351
 3/31/2006         $ 12,873             $  9,852              $13,862
 4/30/2006         $ 12,277             $  9,439              $13,592
 5/31/2006         $ 12,162             $  9,349              $13,593
 6/30/2006         $ 12,282             $  9,410              $13,697
 7/31/2006         $ 12,622             $  9,595              $13,959
 8/31/2006         $ 13,100             $  9,871              $14,343
 9/30/2006         $ 13,431             $ 10,058              $14,577
10/31/2006         $ 13,574             $ 10,134              $14,684
11/30/2006         $ 14,004             $ 10,396              $14,973
12/31/2006         $ 13,388             $  9,994              $14,648
 1/31/2007         $ 13,156             $  9,833              $14,536
 2/28/2007         $ 13,751             $ 10,625              $14,967
 3/31/2007         $ 13,367             $ 10,341              $14,802

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               GOVERNMENT LONG
             BOND ADVANTAGE FUND    PRICE MOVEMENT OF        LEHMAN LONG
   DATE        INVESTOR CLASS      LONG TREASURY BOND   TREASURY BOND INDEX
 3/31/1997        $ 10,000              $ 10,000              $10,000
 6/30/1997        $ 10,707              $ 10,388              $10,556
 9/30/1997        $ 11,432              $ 10,870              $11,164
12/31/1997        $ 12,329              $ 11,515              $11,890
 3/31/1998        $ 12,465              $ 11,497              $12,069
 6/30/1998        $ 13,204              $ 12,009              $12,633
 9/30/1998        $ 14,697              $ 13,110              $13,629
12/31/1998        $ 14,287              $ 12,797              $13,498
 3/31/1999        $ 13,005              $ 11,662              $12,920
 6/30/1999        $ 12,378              $ 11,071              $12,600
 9/30/1999        $ 12,169              $ 10,820              $12,582
12/31/1999        $ 11,574              $ 10,218              $12,318
 3/31/2000        $ 12,712              $ 10,957              $13,311
 6/30/2000        $ 12,719              $ 10,862              $13,441
 9/30/2000        $ 12,943              $ 10,889              $13,815
12/31/2000        $ 14,035              $ 11,556              $14,814
 3/31/2001        $ 13,956              $ 11,411              $15,018
 6/30/2001        $ 13,445              $ 10,915              $14,753
 9/30/2001        $ 14,380              $ 11,468              $15,746
12/31/2001        $ 14,147              $ 11,369              $15,438
 3/31/2002        $ 13,543              $ 10,833              $15,180
 6/30/2002        $ 14,488              $ 11,312              $16,090
 9/30/2002        $ 17,011              $ 12,811              $18,032
12/31/2002        $ 16,840              $ 12,578              $18,030
 3/31/2003        $ 16,917              $ 12,510              $18,280
 6/30/2003        $ 17,992              $ 13,017              $19,206
 9/30/2003        $ 16,992              $ 12,411              $18,692
12/31/2003        $ 16,557              $ 12,032              $18,477
 3/31/2004        $ 17,706              $ 12,571              $19,460
 6/30/2004        $ 16,365              $ 11,665              $18,445
 9/30/2004        $ 17,786              $ 12,357              $19,618
12/31/2004        $ 18,137              $ 12,482              $19,901
 3/31/2005        $ 18,421              $ 12,596              $20,005
 6/30/2005        $ 20,604              $ 13,677              $21,545
 9/30/2005        $ 19,436              $ 12,933              $20,970
12/31/2005        $ 19,651              $ 12,976              $21,195
 3/31/2006        $ 18,171              $ 10,828              $20,429
 6/30/2006        $ 17,399              $ 10,342              $20,186
 9/30/2006        $ 19,053              $ 11,054              $21,483
12/31/2006        $ 19,041              $ 10,984              $21,588
 3/31/2007        $ 19,057              $ 11,366              $21,815

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

-----------------------------------------------------------------------------------------------------
                                              INVESTOR CLASS                  ADVISOR CLASS
                                                (01/03/94)                      (08/01/03)
-----------------------------------------------------------------------------------------------------
                                       ONE         FIVE        TEN     ONE         FIVE         TEN
                                      YEAR         YEAR        YEAR    YEAR        YEAR       YEAR***
-----------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND ADVANTAGE FUND    4.87%       7.07%       6.66%   3.86%      6.44%        6.02%
PRICE MOVEMENT OF LONG TREASURY BOND   4.97%       0.97%       1.29%   4.97%      0.97%        1.29%
LEHMAN LONG TREASURY BOND INDEX        6.79%       7.52%       8.11%   6.79%      7.52%        8.11%
-----------------------------------------------------------------------------------------------------

                                                  A-CLASS                                  C-CLASS
                                                 (03/31/04)                               (05/02/01)
------------------------------------------------------------------------------------------------------------------
                                       ONE     ONE      SINCE        SINCE       ONE     ONE     FIVE      SINCE
                                      YEAR    YEAR*   INCEPTION   INCEPTION*    YEAR    YEAR**   YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND ADVANTAGE FUND    4.71%  -0.23%     2.19%      0.55%       3.84%    2.84%   6.01%     5.03%
PRICE MOVEMENT OF LONG TREASURY BOND   4.97%   4.97%    -3.30%     -3.30%       4.97%    4.97%   0.97%     0.57%
LEHMAN LONG TREASURY BOND INDEX        6.79%   6.79%     3.88%      3.88%       6.79%    6.79%   7.52%     6.86%
------------------------------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** REPRESENTS SYNTHETIC RETURNS THAT ARE BASED ON INVESTOR CLASS PERFORMANCE AND ADJUSTED FOR CLASS SPECIFIC FEES, AND ARE AS-OF MARCH 31, 1997. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE GOVERNMENT LONG BOND FUND

OBJECTIVE: To provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: March 3, 1995

The benchmark U.S. Treasury 30-year bond began the period with a posted yield of 4.90%. During the first quarter, long rates moved higher due to inconsistent economic data and the Federal Reserve's confirmation that inflation risks remained.

On June 29, 2006, for the first time since 2004, a strengthening economy and "well-contained" inflation prompted the Fed to keep its target rate unchanged. Economic uncertainty and inflation worries prevailed from December through February, promoting market volatility. On March 21, the Fed kept rates on hold and removed its tightening bias.

At the close of a volatile year of conflicting economic data and adjustment to the communiques from the new Fed Chairman, the 30-year bond yield rested at 4.84%

An investor benefits from Rydex Inverse Government Long Bond Fund in a rising interest rate environment. Yields were on average lower than higher during the period, the Rydex Inverse Government Long Bond Investor Class closed below the return of the 30-year bond at 1.66%. The Fund achieved a daily correlation of more than 0.97 to its benchmark of the inverse of the daily performance of the Lehman Long Treasury Bond Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                               INVERSE GOVERNMENT
                                                 LONG BOND FUND
U.S. Treasury Obligations Short Sales               -66.9%
Futures Contracts Short Sales                       -33.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     March 3, 1995
Advisor Class                                                     August 1, 2003
A-Class                                                           March 31, 2004
C-Class                                                           March 28, 2001

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INVERSE GOVERNMENT LONG BOND FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                INVERSE GOVERNMENT
                  LONG BOND FUND     PRICE MOVEMENT OF    LEHMAN LONG TREASURY
   DATE              C-CLASS         LONG TREASURY BOND        BOND INDEX
 3/28/2001           $ 10,000             $ 10,000              $ 10,000
 3/31/2001           $  9,977             $ 10,023              $ 10,020
 4/30/2001           $ 10,433             $  9,537              $  9,747
 5/31/2001           $ 10,444             $  9,595              $  9,760
 6/30/2001           $ 10,351             $  9,587              $  9,843
 7/31/2001           $  9,918             $  9,914              $ 10,210
 8/31/2001           $  9,684             $ 10,142              $ 10,428
 9/30/2001           $  9,649             $ 10,073              $ 10,506
10/31/2001           $  9,111             $ 10,909              $ 11,022
11/30/2001           $  9,719             $ 10,294              $ 10,498
12/31/2001           $  9,977             $  9,987              $ 10,300
 1/31/2002           $  9,813             $ 10,054              $ 10,434
 2/28/2002           $  9,661             $ 10,037              $ 10,555
 3/31/2002           $ 10,199             $  9,515              $ 10,128
 4/30/2002           $  9,708             $  9,811              $ 10,513
 5/31/2002           $  9,696             $  9,778              $ 10,546
 6/30/2002           $  9,474             $  9,936              $ 10,735
 7/31/2002           $  9,135             $ 10,240              $ 11,066
 8/31/2002           $  8,573             $ 10,823              $ 11,550
 9/30/2002           $  8,211             $ 11,253              $ 12,031
10/31/2002           $  8,573             $ 10,732              $ 11,685
11/30/2002           $  8,591             $ 10,633              $ 11,556
12/31/2002           $  8,239             $ 11,048              $ 12,029
 1/31/2003           $  8,263             $ 10,944              $ 11,989
 2/28/2003           $  8,013             $ 11,235              $ 12,352
 3/31/2003           $  8,146             $ 10,988              $ 12,196
 4/30/2003           $  8,044             $ 11,071              $ 12,320
 5/31/2003           $  7,529             $ 11,764              $ 13,013
 6/30/2003           $  7,705             $ 11,434              $ 12,814
 7/31/2003           $  8,641             $ 10,116              $ 11,668
 8/31/2003           $  8,376             $ 10,367              $ 11,854
 9/30/2003           $  7,908             $ 10,902              $ 12,472
10/31/2003           $  8,157             $ 10,500              $ 12,125
11/30/2003           $  8,111             $ 10,496              $ 12,183
12/31/2003           $  7,998             $ 10,569              $ 12,328
 1/31/2004           $  7,810             $ 10,753              $ 12,540
 2/29/2004           $  7,619             $ 10,944              $ 12,790
 3/31/2004           $  7,506             $ 11,042              $ 12,984
 4/30/2004           $  8,040             $ 10,260              $ 12,255
 5/31/2004           $  8,068             $ 10,177              $ 12,195
 6/30/2004           $  7,955             $ 10,246              $ 12,307
 7/31/2004           $  7,791             $ 10,394              $ 12,515
 8/31/2004           $  7,447             $ 10,801              $ 12,979
 9/30/2004           $  7,377             $ 10,854              $ 13,089
10/31/2004           $  7,241             $ 11,014              $ 13,281
11/30/2004           $  7,455             $ 10,671              $ 12,986
12/31/2004           $  7,225             $ 10,964              $ 13,278
 1/31/2005           $  6,972             $ 11,343              $ 13,613
 2/28/2005           $  7,096             $ 11,126              $ 13,437
 3/31/2005           $  7,124             $ 11,064              $ 13,348
 4/30/2005           $  6,851             $ 11,453              $ 13,804
 5/31/2005           $  6,640             $ 11,767              $ 14,162
 6/30/2005           $  6,496             $ 12,014              $ 14,375
 7/31/2005           $  6,776             $ 11,512              $ 13,998
 8/31/2005           $  6,538             $ 11,892              $ 14,405
 9/30/2005           $  6,843             $ 11,360              $ 13,992
10/31/2005           $  7,030             $ 11,057              $ 13,734
11/30/2005           $  6,972             $ 11,137              $ 13,820
12/31/2005           $  6,800             $ 11,398              $ 14,141
 1/31/2006           $  6,933             $ 11,169              $ 14,012
 2/28/2006           $  6,890             $ 10,122              $ 14,111
 3/31/2006           $  7,327             $  9,511              $ 13,630
 4/30/2006           $  7,635             $  9,113              $ 13,365
 5/31/2006           $  7,713             $  9,026              $ 13,365
 6/30/2006           $  7,670             $  9,085              $ 13,468
 7/31/2006           $  7,525             $  9,263              $ 13,726
 8/31/2006           $  7,319             $  9,530              $ 14,103
 9/30/2006           $  7,194             $  9,710              $ 14,334
10/31/2006           $  7,159             $  9,784              $ 14,439
11/30/2006           $  6,999             $ 10,036              $ 14,722
12/31/2006           $  7,295             $  9,648              $ 14,403
 1/31/2007           $  7,424             $  9,493              $ 14,293
 2/28/2007           $  7,174             $ 10,257              $ 14,717
 3/31/2007           $  7,376             $  9,984              $ 14,555

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             INVERSE GOVERNMENT
               LONG BOND FUND     PRICE MOVEMENT OF LONG   LEHMAN LONG TREASURY
   DATE        INVESTOR CLASS         TREASURY BOND             BOND INDEX
 3/31/1997        $ 10,000               $ 10,000                $ 10,000
 6/30/1997        $  9,670               $ 10,388                $ 10,556
 9/30/1997        $  9,329               $ 10,870                $ 11,164
12/31/1997        $  8,956               $ 11,515                $ 11,890
 3/31/1998        $  9,008               $ 11,497                $ 12,069
 6/30/1998        $  8,790               $ 12,009                $ 12,633
 9/30/1998        $  8,290               $ 13,110                $ 13,629
12/31/1998        $  8,546               $ 12,797                $ 13,498
 3/31/1999        $  9,078               $ 11,662                $ 12,920
 6/30/1999        $  9,506               $ 11,071                $ 12,600
 9/30/1999        $  9,715               $ 10,820                $ 12,582
12/31/1999        $ 10,286               $ 10,218                $ 12,318
 3/31/2000        $  9,439               $ 10,957                $ 13,311
 6/30/2000        $  9,564               $ 10,862                $ 13,441
 9/30/2000        $  9,459               $ 10,889                $ 13,815
12/31/2000        $  8,872               $ 11,556                $ 14,814
 3/31/2001        $  8,946               $ 11,411                $ 15,018
 6/30/2001        $  9,302               $ 10,915                $ 14,753
 9/30/2001        $  8,694               $ 11,468                $ 15,746
12/31/2001        $  8,998               $ 11,369                $ 15,438
 3/31/2002        $  9,229               $ 10,833                $ 15,180
 6/30/2002        $  8,579               $ 11,312                $ 16,090
 9/30/2002        $  7,456               $ 12,811                $ 18,032
12/31/2002        $  7,493               $ 12,578                $ 18,030
 3/31/2003        $  7,426               $ 12,510                $ 18,280
 6/30/2003        $  7,045               $ 13,017                $ 19,206
 9/30/2003        $  7,248               $ 12,411                $ 18,692
12/31/2003        $  7,349               $ 12,032                $ 18,477
 3/31/2004        $  6,916               $ 12,571                $ 19,460
 6/30/2004        $  7,346               $ 11,665                $ 18,445
 9/30/2004        $  6,832               $ 12,357                $ 19,618
12/31/2004        $  6,709               $ 12,482                $ 19,901
 3/31/2005        $  6,625               $ 12,596                $ 20,005
 6/30/2005        $  6,059               $ 13,677                $ 21,545
 9/30/2005        $  6,398               $ 12,933                $ 20,970
12/31/2005        $  6,377               $ 12,976                $ 21,195
 3/31/2006        $  6,888               $ 10,828                $ 20,429
 6/30/2006        $  7,227               $ 10,342                $ 20,186
 9/30/2006        $  6,797               $ 11,054                $ 21,483
12/31/2006        $  6,908               $ 10,984                $ 21,588
 3/31/2007        $  7,002               $ 11,366                $ 21,815

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

-------------------------------------------------------------------------------------------------------
                                             INVESTOR CLASS                     ADVISOR CLASS
                                               (03/03/95)                        (08/01/03)
-------------------------------------------------------------------------------------------------------
                                      ONE         FIVE         TEN       ONE         FIVE         TEN
                                      YEAR        YEAR         YEAR      YEAR        YEAR       YEAR***
-------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND     1.66%      -5.37%       -3.50%    1.17%       -5.84%       -3.96%
PRICE MOVEMENT OF LONG TREASURY BOND  4.97%       0.97%        1.29%    4.97%        0.97%        1.29%
LEHMAN LONG TREASURY BOND INDEX       6.79%       7.52%        8.11%    6.79%        7.52%        8.11%
-------------------------------------------------------------------------------------------------------

                                                   A-CLASS                                 C-CLASS
                                                  (03/31/04)                              (03/28/01)
-------------------------------------------------------------------------------------------------------------------
                                      ONE     ONE       SINCE       SINCE       ONE      ONE      FIVE      SINCE
                                      YEAR    YEAR*   INCEPTION   INCEPTION*    YEAR    YEAR**    YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND     1.47%  -3.33%     0.16%       -1.44%     0.67%   -0.33%    -6.28%    -4.94%
PRICE MOVEMENT OF LONG TREASURY BOND  4.97%   4.97%    -3.30%       -3.30%     4.97%    4.97%     0.97%    -0.03%
LEHMAN LONG TREASURY BOND INDEX       6.79%   6.79%     3.88%        3.88%     6.79%    6.79%     7.52%     6.45%
-------------------------------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** REPRESENTS SYNTHETIC RETURNS THAT ARE BASED ON INVESTOR CLASS PERFORMANCE AND ADJUSTED FOR CLASS SPECIFIC FEES, AND ARE AS-OF MARCH 31, 1997. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 33

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index.

INCEPTION: May 8, 2000

European stocks were not immune to the global stock market setback in May of 2006 as higher commodity prices and weaker U.S. economic data led to fears of global recession. Stocks subsequently fully recovered their losses and rallied after strong earnings reports and subdued inflation and interest fears.

European stocks were up for the year ended March 31, 2007 and were further boosted by the appreciation of the euro and other European currencies versus the U.S. dollar. The Dow Jones Stoxx 50 Index rose by 8.62% in euro currency terms and in U.S. dollar terms, the index rose 19.64%.

Rydex Europe Advantage Fund benefited from both rising stock prices and rising European currencies with the H-Class share up 20.95% for the year.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              EUROPE ADVANTAGE FUND   DOW JONES STOXX 50 INDEX
Other                                  14.5%                    9.2%
Financial                              11.9%                   40.2%
Consumer, Non-cyclical                                         19.7%
Energy                                  5.2%                   13.0%
Communications                                                 12.2%
Basic Materials                                                 5.7%
Health Care                             4.6%
Equity Index Swap Agreements           89.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                             May 10, 2001
H-Class                                                              May 8, 2000

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
HSBC Holdings PLC -- SP ADR                                                 2.0%
BP PLC -- SP ADR                                                            1.8%
GlaxoSmithKline PLC -- SP ADR                                               1.7%
Novartis AG -- SP ADR                                                       1.4%
Total SA -- SP ADR                                                          1.3%
Vodafone Group PLC -- SP ADR                                                1.3%
Royal Dutch Shell PLC -- SP ADR                                             1.2%
E.ON AG -- SP ADR                                                           1.1%
Banco Santander Central Hispano SA -- SP ADR                                1.1%
Barclays PLC -- SP ADR                                                      1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              14.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


34 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              EUROPE ADVANTAGE FUND
   DATE             C-CLASS             DOW JONES STOXX 50 INDEX
 5/10/2001          $ 10,000                    $ 10,000
 5/31/2001          $  9,523                    $  9,534
 6/30/2001          $  8,921                    $  9,142
 7/31/2001          $  8,869                    $  9,133
 8/31/2001          $  8,491                    $  8,832
 9/30/2001          $  7,590                    $  8,100
10/31/2001          $  7,758                    $  8,326
11/30/2001          $  8,046                    $  8,546
12/31/2001          $  8,277                    $  8,744
 1/31/2002          $  7,737                    $  8,233
 2/28/2002          $  7,611                    $  8,252
 3/31/2002          $  7,973                    $  8,642
 4/30/2002          $  7,837                    $  8,507
 5/31/2002          $  7,721                    $  8,452
 6/30/2002          $  7,355                    $  8,201
 7/31/2002          $  6,359                    $  7,249
 8/31/2002          $  6,265                    $  7,230
 9/30/2002          $  5,202                    $  6,212
10/31/2002          $  5,815                    $  6,904
11/30/2002          $  6,160                    $  7,215
12/31/2002          $  5,836                    $  6,879
 1/31/2003          $  5,532                    $  6,562
 2/28/2003          $  5,217                    $  6,400
 3/31/2003          $  5,102                    $  6,296
 4/30/2003          $  5,972                    $  7,160
 5/31/2003          $  6,401                    $  7,568
 6/30/2003          $  6,464                    $  7,651
 7/31/2003          $  6,433                    $  7,740
 8/31/2003          $  6,433                    $  7,614
 9/30/2003          $  6,590                    $  7,782
10/31/2003          $  7,051                    $  8,232
11/30/2003          $  7,412                    $  8,635
12/31/2003          $  8,250                    $  9,418
 1/31/2004          $  8,239                    $  9,405
 2/29/2004          $  8,432                    $  9,612
 3/31/2004          $  8,025                    $  9,255
 4/30/2004          $  7,811                    $  9,213
 5/31/2004          $  7,992                    $  9,298
 6/30/2004          $  8,036                    $  9,344
 7/31/2004          $  7,751                    $  9,123
 8/31/2004          $  7,833                    $  9,147
 9/30/2004          $  8,206                    $  9,525
10/31/2004          $  8,547                    $  9,844
11/30/2004          $  9,129                    $ 10,487
12/31/2004          $  9,545                    $ 10,903
 1/31/2005          $  9,212                    $ 10,599
 2/28/2005          $  9,709                    $ 11,109
 3/31/2005          $  9,353                    $ 10,821
 4/30/2005          $  9,218                    $ 10,621
 5/31/2005          $  9,082                    $ 10,643
 6/30/2005          $  9,212                    $ 10,812
 7/31/2005          $  9,636                    $ 11,217
 8/31/2005          $  9,850                    $ 11,316
 9/30/2005          $ 10,070                    $ 11,621
10/31/2005          $  9,766                    $ 11,339
11/30/2005          $  9,760                    $ 11,414
12/31/2005          $ 10,111                    $ 11,718
 1/31/2006          $ 10,852                    $ 12,418
 2/28/2006          $ 10,657                    $ 12,301
 3/31/2006          $ 11,065                    $ 12,687
 4/30/2006          $ 11,772                    $ 13,345
 5/31/2006          $ 11,301                    $ 13,017
 6/30/2006          $ 11,278                    $ 13,068
 7/31/2006          $ 11,485                    $ 13,316
 8/31/2006          $ 11,864                    $ 13,705
 9/30/2006          $ 11,789                    $ 13,674
10/31/2006          $ 12,364                    $ 14,244
11/30/2006          $ 12,715                    $ 14,568
12/31/2006          $ 12,962                    $ 14,878
 1/31/2007          $ 13,124                    $ 14,920
 2/28/2007          $ 12,818                    $ 14,806
 3/31/2007          $ 13,280                    $ 15,179

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              EUROPE ADVANTAGE FUND       DOW JONES
   DATE              H-CLASS            STOXX 50 INDEX
  5/8/2000           $ 10,000              $ 10,000
 5/31/2000           $ 10,236              $ 10,241
 6/30/2000           $ 10,216              $ 10,270
 7/31/2000           $  9,868              $ 10,062
 8/31/2000           $  9,800              $  9,943
 9/30/2000           $  9,008              $  9,425
10/31/2000           $  9,164              $  9,395
11/30/2000           $  8,468              $  9,004
12/31/2000           $  9,020              $  9,574
 1/31/2001           $  8,932              $  9,506
 2/28/2001           $  7,740              $  8,488
 3/31/2001           $  7,088              $  7,914
 4/30/2001           $  7,712              $  8,543
 5/31/2001           $  7,276              $  8,115
 6/30/2001           $  6,820              $  7,781
 7/31/2001           $  6,784              $  7,774
 8/31/2001           $  6,500              $  7,518
 9/30/2001           $  5,808              $  6,894
10/31/2001           $  5,940              $  7,087
11/30/2001           $  6,164              $  7,274
12/31/2001           $  6,344              $  7,443
 1/31/2002           $  5,936              $  7,007
 2/28/2002           $  5,840              $  7,023
 3/31/2002           $  6,120              $  7,356
 4/30/2002           $  6,020              $  7,241
 5/31/2002           $  5,940              $  7,194
 6/30/2002           $  5,656              $  6,980
 7/31/2002           $  4,896              $  6,170
 8/31/2002           $  4,828              $  6,154
 9/30/2002           $  4,008              $  5,287
10/31/2002           $  4,488              $  5,877
11/30/2002           $  4,756              $  6,141
12/31/2002           $  4,508              $  5,855
 1/31/2003           $  4,284              $  5,585
 2/28/2003           $  4,040              $  5,447
 3/31/2003           $  3,952              $  5,359
 4/30/2003           $  4,628              $  6,094
 5/31/2003           $  4,968              $  6,442
 6/30/2003           $  5,020              $  6,512
 7/31/2003           $  5,004              $  6,588
 8/31/2003           $  5,008              $  6,481
 9/30/2003           $  5,132              $  6,624
10/31/2003           $  5,496              $  7,006
11/30/2003           $  5,776              $  7,350
12/31/2003           $  6,436              $  8,016
 1/31/2004           $  6,432              $  8,005
 2/29/2004           $  6,587              $  8,181
 3/31/2004           $  6,273              $  7,877
 4/30/2004           $  6,114              $  7,842
 5/31/2004           $  6,260              $  7,914
 6/30/2004           $  6,289              $  7,953
 7/31/2004           $  6,072              $  7,765
 8/31/2004           $  6,143              $  7,786
 9/30/2004           $  6,444              $  8,108
10/31/2004           $  6,712              $  8,379
11/30/2004           $  7,173              $  8,926
12/31/2004           $  7,508              $  9,280
 1/31/2005           $  7,250              $  9,021
 2/28/2005           $  7,645              $  9,455
 3/31/2005           $  7,370              $  9,211
 4/30/2005           $  7,267              $  9,041
 5/31/2005           $  7,164              $  9,059
 6/30/2005           $  7,267              $  9,203
 7/31/2005           $  7,607              $  9,548
 8/31/2005           $  7,779              $  9,632
 9/30/2005           $  7,959              $  9,892
10/31/2005           $  7,723              $  9,652
11/30/2005           $  7,723              $  9,715
12/31/2005           $  8,008              $  9,974
 1/31/2006           $  8,603              $ 10,569
 2/28/2006           $  8,450              $ 10,470
 3/31/2006           $  8,783              $ 10,799
 4/30/2006           $  9,347              $ 11,359
 5/31/2006           $  8,984              $ 11,079
 6/30/2006           $  8,971              $ 11,123
 7/31/2006           $  9,137              $ 11,334
 8/31/2006           $  9,448              $ 11,665
 9/30/2006           $  9,396              $ 11,639
10/31/2006           $  9,860              $ 12,124
11/30/2006           $ 10,144              $ 12,400
12/31/2006           $ 10,346              $ 12,664
 1/31/2007           $ 10,482              $ 12,699
 2/28/2007           $ 10,244              $ 12,603
 3/31/2007           $ 10,623              $ 12,920

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

------------------------------------------------------------------------------------------------------------------------------------
                                             A-CLASS                           C-CLASS                          H-CLASS
                                            (03/31/04)                        (05/10/01)                       (05/08/00)
------------------------------------------------------------------------------------------------------------------------------------
                             ONE     ONE       SINCE      SINCE      ONE     ONE     FIVE     SINCE     ONE       FIVE       SINCE
                             YEAR    YEAR*  INCEPTION   INCEPTION*   YEAR   YEAR**   YEAR   INCEPTION   YEAR      YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
EUROPE ADVANTAGE FUND***    20.90%  15.16%    19.18%      17.25%    20.01%  19.01%  10.74%     4.93%   20.95%    11.66%      0.88%
DOW JONES STOXX 50 INDEX    19.64%  19.64%    17.93%      17.93%    19.64%  19.64%  11.93%     7.34%   19.64%    11.93%      3.78%
------------------------------------------------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** THE EFFECTS OF COMPOUNDING AND CURRENCY EXCHANGE MAY CAUSE THE LONGER-TERM CORRELATION OF THE FUND TO ITS BENCHMARK TO DIMINISH.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES STOXX 50 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 35

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

JAPAN ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

INCEPTION: May 8, 2000

Japanese stocks recovered from a setback in early 2006, but still underperformed both U.S. and European stock markets. During the one-year period ended March 31, 2007, Japanese stocks were up moderately and the yen depreciated slightly against the U.S. dollar. The Topix 100 Index rose by 3.74% in yen currency terms and 3.84% in U.S. dollar terms.

Rydex Japan Advantage Fund H-class managed to squeeze out a 0.08% gain for the period.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 JAPAN ADVANTAGE FUND   TOPIX 100 INDEX
Other                                                         5.3%
Consumer, Cyclical                                           26.1%
Financial                                                    25.8%
Industrial                                                   15.3%
Consumer, Non-cyclical                                        8.4%
Basic Materials                                               7.1%
Communications                                                6.4%
Technology                                                    5.6%
Futures Contracts                       42.9%
Equity Index Swap Agreements            83.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                            March 1, 2002
H-Class                                                              May 8, 2000

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.


36 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

JAPAN ADVANTAGE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  JAPAN ADVANTAGE FUND
   DATE                  C-CLASS              TOPIX 100 INDEX
  3/1/2002              $ 10,000                 $ 10,000
 3/31/2002              $ 10,620                 $ 10,720
 4/30/2002              $ 11,053                 $ 10,995
 5/31/2002              $ 11,743                 $ 11,654
 6/30/2002              $ 10,819                 $ 10,995
 7/31/2002              $  9,906                 $ 10,245
 8/31/2002              $  9,731                 $ 10,092
 9/30/2002              $  8,924                 $  9,602
10/31/2002              $  8,281                 $  8,974
11/30/2002              $  8,643                 $  9,372
12/31/2002              $  8,386                 $  9,081
 1/31/2003              $  7,953                 $  8,683
 2/28/2003              $  7,988                 $  8,652
 3/31/2003              $  7,392                 $  8,270
 4/30/2003              $  7,259                 $  8,178
 5/31/2003              $  7,766                 $  8,591
 6/30/2003              $  8,460                 $  9,219
 7/31/2003              $  9,045                 $  9,648
 8/31/2003              $ 10,062                 $ 10,658
 9/30/2003              $ 10,538                 $ 11,179
10/31/2003              $ 11,041                 $ 11,531
11/30/2003              $ 10,710                 $ 11,271
12/31/2003              $ 11,617                 $ 12,021
 1/31/2004              $ 11,664                 $ 12,190
 2/29/2004              $ 11,695                 $ 12,175
 3/31/2004              $ 13,432                 $ 13,691
 4/30/2004              $ 12,143                 $ 12,971
 5/31/2004              $ 11,872                 $ 12,588
 6/30/2004              $ 12,584                 $ 12,956
 7/31/2004              $ 11,405                 $ 12,266
 8/31/2004              $ 11,605                 $ 12,450
 9/30/2004              $ 11,082                 $ 12,021
10/31/2004              $ 11,412                 $ 12,343
11/30/2004              $ 11,909                 $ 12,833
12/31/2004              $ 12,856                 $ 13,461
 1/31/2005              $ 12,132                 $ 13,078
 2/28/2005              $ 12,409                 $ 13,323
 3/31/2005              $ 11,826                 $ 12,971
 4/30/2005              $ 11,396                 $ 12,481
 5/31/2005              $ 11,148                 $ 12,511
 6/30/2005              $ 11,128                 $ 12,466
 7/31/2005              $ 11,256                 $ 12,588
 8/31/2005              $ 12,388                 $ 13,568
 9/30/2005              $ 13,645                 $ 14,900
10/31/2005              $ 13,290                 $ 14,625
11/30/2005              $ 13,819                 $ 15,237
12/31/2005              $ 15,348                 $ 16,478
 1/31/2006              $ 16,043                 $ 17,259
 2/28/2006              $ 15,613                 $ 17,121
 3/31/2006              $ 16,315                 $ 17,550
 4/30/2006              $ 16,969                 $ 18,147
 5/31/2006              $ 15,662                 $ 16,937
 6/30/2006              $ 15,261                 $ 16,845
 7/31/2006              $ 15,150                 $ 16,876
 8/31/2006              $ 15,303                 $ 17,090
 9/30/2006              $ 14,955                 $ 16,753
10/31/2006              $ 15,257                 $ 17,152
11/30/2006              $ 15,286                 $ 17,198
12/31/2006              $ 15,919                 $ 17,642
 1/31/2007              $ 15,912                 $ 17,764
 2/28/2007              $ 16,473                 $ 18,453
 3/31/2007              $ 16,207                 $ 18,224

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  JAPAN ADVANTAGE FUND
   DATE                  H-CLASS              TOPIX 100 INDEX
  5/8/2000              $ 10,000                  $10,000
 5/31/2000              $  8,492                  $ 8,801
 6/30/2000              $  8,960                  $ 9,194
 7/31/2000              $  7,804                  $ 8,184
 8/31/2000              $  8,432                  $ 8,747
 9/30/2000              $  7,800                  $ 8,367
10/31/2000              $  7,300                  $ 7,785
11/30/2000              $  6,716                  $ 7,493
12/31/2000              $  5,876                  $ 6,741
 1/31/2001              $  5,884                  $ 6,802
 2/28/2001              $  5,436                  $ 6,348
 3/31/2001              $  5,216                  $ 6,104
 4/30/2001              $  5,816                  $ 6,531
 5/31/2001              $  5,488                  $ 6,497
 6/30/2001              $  5,076                  $ 6,070
 7/31/2001              $  4,488                  $ 5,467
 8/31/2001              $  4,248                  $ 5,257
 9/30/2001              $  3,860                  $ 4,892
10/31/2001              $  3,852                  $ 4,898
11/30/2001              $  3,840                  $ 4,919
12/31/2001              $  3,436                  $ 4,546
 1/31/2002              $  3,060                  $ 4,146
 2/28/2002              $  3,276                  $ 4,316
 3/31/2002              $  3,636                  $ 4,743
 4/30/2002              $  3,788                  $ 4,864
 5/31/2002              $  4,028                  $ 5,156
 6/30/2002              $  3,712                  $ 4,864
 7/31/2002              $  3,404                  $ 4,533
 8/31/2002              $  3,344                  $ 4,465
 9/30/2002              $  3,060                  $ 4,248
10/31/2002              $  2,844                  $ 3,970
11/30/2002              $  2,972                  $ 4,146
12/31/2002              $  2,880                  $ 4,018
 1/31/2003              $  2,732                  $ 3,841
 2/28/2003              $  2,744                  $ 3,828
 3/31/2003              $  2,540                  $ 3,659
 4/30/2003              $  2,496                  $ 3,618
 5/31/2003              $  2,672                  $ 3,801
 6/30/2003              $  2,911                  $ 4,079
 7/31/2003              $  3,113                  $ 4,268
 8/31/2003              $  3,467                  $ 4,715
 9/30/2003              $  3,635                  $ 4,946
10/31/2003              $  3,809                  $ 5,102
11/30/2003              $  3,697                  $ 4,986
12/31/2003              $  4,014                  $ 5,318
 1/31/2004              $  4,033                  $ 5,393
 2/29/2004              $  4,047                  $ 5,386
 3/31/2004              $  4,650                  $ 6,057
 4/30/2004              $  4,206                  $ 5,738
 5/31/2004              $  4,116                  $ 5,569
 6/30/2004              $  4,368                  $ 5,732
 7/31/2004              $  3,961                  $ 5,427
 8/31/2004              $  4,033                  $ 5,508
 9/30/2004              $  3,853                  $ 5,318
10/31/2004              $  3,971                  $ 5,461
11/30/2004              $  4,145                  $ 5,678
12/31/2004              $  4,478                  $ 5,955
 1/31/2005              $  4,230                  $ 5,786
 2/28/2005              $  4,327                  $ 5,894
 3/31/2005              $  4,127                  $ 5,738
 4/30/2005              $  3,980                  $ 5,522
 5/31/2005              $  3,897                  $ 5,535
 6/30/2005              $  3,892                  $ 5,515
 7/31/2005              $  3,940                  $ 5,569
 8/31/2005              $  4,339                  $ 6,003
 9/30/2005              $  4,782                  $ 6,592
10/31/2005              $  4,661                  $ 6,470
11/30/2005              $  4,850                  $ 6,741
12/31/2005              $  5,389                  $ 7,290
 1/31/2006              $  5,638                  $ 7,636
 2/28/2006              $  5,490                  $ 7,575
 3/31/2006              $  5,740                  $ 7,764
 4/30/2006              $  5,973                  $ 8,028
 5/31/2006              $  5,518                  $ 7,493
 6/30/2006              $  5,379                  $ 7,453
 7/31/2006              $  5,343                  $ 7,466
 8/31/2006              $  5,402                  $ 7,561
 9/30/2006              $  5,282                  $ 7,412
10/31/2006              $  5,392                  $ 7,588
11/30/2006              $  5,406                  $ 7,608
12/31/2006              $  5,634                  $ 7,805
 1/31/2007              $  5,634                  $ 7,859
 2/28/2007              $  5,835                  $ 8,164
 3/31/2007              $  5,744                  $ 8,062

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

-------------------------------------------------------------------------------------------------------------------------------
                                         A-CLASS                          C-CLASS                         H-CLASS
                                        (03/31/04)                        (03/01/02)                      (05/08/00)
-------------------------------------------------------------------------------------------------------------------------------
                          ONE     ONE     SINCE       SINCE       ONE    ONE     FIVE     SINCE     ONE      FIVE       SINCE
                         YEAR   YEAR*   INCEPTION   INCEPTION*   YEAR   YEAR**   YEAR   INCEPTION   YEAR     YEAR     INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
JAPAN ADVANTAGE FUND***  0.08%  -4.68%     7.27%       5.54%    -0.66%  -1.66%   8.82%     9.97%   0.08%     9.58%      -7.72%
TOPIX 100 INDEX          3.84%   3.84%    10.00%      10.00%     3.84%   3.84%  11.20%    12.53%   3.84%    11.20%      -3.08%
-------------------------------------------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** THE EFFECTS OF COMPOUNDING AND CURRENCY EXCHANGE MAY CAUSE THE LONGER-TERM CORRELATION OF THE FUND TO ITS BENCHMARK TO DIMINISH.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE TOPIX 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 37

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

INCEPTION: February 20, 2004

Rydex Small-Cap Value Fund H-Class returned 6.46% over the 12-month period ended March 31, 2007. The industrials, materials and utilities sectors contributed most to this respectable return. The Fund outperformed its small-cap growth counterpart as pure value outperformed pure growth in aggregate. This outperformance was also driven by the Fund's greater allocations to better performing stocks in the industrials, materials and utilities sectors.

It was the end of five-year trend of small-capitalization indices outperforming large-capitalization indices, as witnessed by the outperformance of the S&P 500 Index relative to the Russell 2000(R) Index. The S&P SmallCap 600/Citigroup Pure Value Index produced a return of 8.82% for the one-year period.

The Fund achieved a daily correlation of more than 0.99 to its benchmark of the daily performance of the S&P SmallCap 600/Citigroup Pure Value Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              SMALL-CAP VALUE     S&P SMALLCAP 600/CITIGROUP
                                   FUND                PURE VALUE INDEX
Other                               4.8%                    16.2%
Consumer Discretionary             21.9%                    19.3%
Financials                         15.9%                    14.9%
Materials                          16.0%                    14.4%
Industrials                        16.6%                    13.4%
Information Technology              8.6%                     8.5%
Utilities                          10.0%                     8.2%
Consumer Staples                    5.6%                     5.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Steel Technologies, Inc.                                                    2.1%
Ryerson Tull, Inc.                                                          1.9%
Nash Finch Co.                                                              1.8%
Libbey, Inc.                                                                1.5%
LandAmerica Financial Group, Inc.                                           1.4%
Chesapeake Corp.                                                            1.3%
La-Z-Boy, Inc.                                                              1.3%
Pope & Talbot, Inc.                                                         1.2%
Central Vermont Public Service Corp.                                        1.2%
Standard Motor Products, Inc.                                               1.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              14.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


38 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                           S&P SMALLCAP
                             SMALL-CAP VALUE              600/CITIGROUP
   DATE                        FUND C-CLASS              PURE VALUE INDEX
 2/20/2004                       $ 10,000                    $ 10,000
 2/21/2004                       $ 10,000                    $ 10,000
 2/22/2004                       $ 10,000                    $ 10,000
 2/23/2004                       $  9,872                    $  9,856
 2/24/2004                       $  9,916                    $  9,907
 2/25/2004                       $ 10,020                    $ 10,005
 2/26/2004                       $ 10,080                    $ 10,060
 2/27/2004                       $ 10,120                    $ 10,134
 2/28/2004                       $ 10,120                    $ 10,134
 2/29/2004                       $ 10,120                    $ 10,134
  3/1/2004                       $ 10,284                    $ 10,288
  3/2/2004                       $ 10,228                    $ 10,204
  3/3/2004                       $ 10,248                    $ 10,205
  3/4/2004                       $ 10,364                    $ 10,347
  3/5/2004                       $ 10,356                    $ 10,326
  3/6/2004                       $ 10,356                    $ 10,326
  3/7/2004                       $ 10,356                    $ 10,326
  3/8/2004                       $ 10,292                    $ 10,255
  3/9/2004                       $ 10,204                    $ 10,155
 3/10/2004                       $ 10,028                    $  9,966
 3/11/2004                       $  9,920                    $  9,863
 3/12/2004                       $ 10,144                    $ 10,109
 3/13/2004                       $ 10,144                    $ 10,109
 3/14/2004                       $ 10,144                    $ 10,109
 3/15/2004                       $  9,916                    $  9,854
 3/16/2004                       $  9,880                    $  9,811
 3/17/2004                       $ 10,076                    $ 10,058
 3/18/2004                       $ 10,008                    $  9,989
 3/19/2004                       $  9,960                    $  9,973
 3/20/2004                       $  9,960                    $  9,973
 3/21/2004                       $  9,960                    $  9,973
 3/22/2004                       $  9,792                    $  9,803
 3/23/2004                       $  9,808                    $  9,829
 3/24/2004                       $  9,756                    $  9,781
 3/25/2004                       $  9,908                    $  9,943
 3/26/2004                       $  9,944                    $  9,992
 3/27/2004                       $  9,944                    $  9,992
 3/28/2004                       $  9,944                    $  9,992
 3/29/2004                       $ 10,112                    $ 10,194
 3/30/2004                       $ 10,216                    $ 10,302
 3/31/2004                       $ 10,236                    $ 10,316
  4/1/2004                       $ 10,300                    $ 10,385
  4/2/2004                       $ 10,392                    $ 10,548
  4/3/2004                       $ 10,392                    $ 10,548
  4/4/2004                       $ 10,392                    $ 10,548
  4/5/2004                       $ 10,416                    $ 10,555
  4/6/2004                       $ 10,356                    $ 10,481
  4/7/2004                       $ 10,384                    $ 10,494
  4/8/2004                       $ 10,300                    $ 10,386
  4/9/2004                       $ 10,300                    $ 10,386
 4/10/2004                       $ 10,300                    $ 10,386
 4/11/2004                       $ 10,300                    $ 10,386
 4/12/2004                       $ 10,348                    $ 10,466
 4/13/2004                       $ 10,112                    $ 10,215
 4/14/2004                       $ 10,048                    $ 10,145
 4/15/2004                       $ 10,048                    $ 10,129
 4/16/2004                       $ 10,152                    $ 10,265
 4/17/2004                       $ 10,152                    $ 10,265
 4/18/2004                       $ 10,152                    $ 10,265
 4/19/2004                       $ 10,156                    $ 10,268
 4/20/2004                       $ 10,012                    $ 10,137
 4/21/2004                       $ 10,132                    $ 10,245
 4/22/2004                       $ 10,312                    $ 10,426
 4/23/2004                       $ 10,260                    $ 10,407
 4/24/2004                       $ 10,260                    $ 10,407
 4/25/2004                       $ 10,260                    $ 10,407
 4/26/2004                       $ 10,212                    $ 10,336
 4/27/2004                       $ 10,244                    $ 10,379
 4/28/2004                       $ 10,048                    $ 10,131
 4/29/2004                       $  9,912                    $  9,966
 4/30/2004                       $  9,832                    $  9,855
  5/1/2004                       $  9,832                    $  9,855
  5/2/2004                       $  9,832                    $  9,855
  5/3/2004                       $  9,880                    $  9,886
  5/4/2004                       $  9,952                    $  9,976
  5/5/2004                       $  9,944                    $  9,951
  5/6/2004                       $  9,844                    $  9,828
  5/7/2004                       $  9,596                    $  9,525
  5/8/2004                       $  9,596                    $  9,525
  5/9/2004                       $  9,596                    $  9,525
 5/10/2004                       $  9,428                    $  9,353
 5/11/2004                       $  9,580                    $  9,499
 5/12/2004                       $  9,608                    $  9,537
 5/13/2004                       $  9,548                    $  9,443
 5/14/2004                       $  9,520                    $  9,384
 5/15/2004                       $  9,520                    $  9,384
 5/16/2004                       $  9,520                    $  9,384
 5/17/2004                       $  9,380                    $  9,224
 5/18/2004                       $  9,516                    $  9,408
 5/19/2004                       $  9,488                    $  9,384
 5/20/2004                       $  9,536                    $  9,443
 5/21/2004                       $  9,596                    $  9,533
 5/22/2004                       $  9,596                    $  9,533
 5/23/2004                       $  9,596                    $  9,533
 5/24/2004                       $  9,712                    $  9,623
 5/25/2004                       $  9,940                    $  9,860
 5/26/2004                       $  9,944                    $  9,853
 5/27/2004                       $  9,944                    $  9,854
 5/28/2004                       $  9,940                    $  9,858
 5/29/2004                       $  9,940                    $  9,858
 5/30/2004                       $  9,940                    $  9,858
 5/31/2004                       $  9,940                    $  9,858
  6/1/2004                       $  9,992                    $  9,937
  6/2/2004                       $ 10,008                    $  9,961
  6/3/2004                       $  9,848                    $  9,808
  6/4/2004                       $  9,908                    $  9,862
  6/5/2004                       $  9,908                    $  9,862
  6/6/2004                       $  9,908                    $  9,862
  6/7/2004                       $ 10,112                    $ 10,088
  6/8/2004                       $ 10,116                    $ 10,133
  6/9/2004                       $  9,988                    $  9,998
 6/10/2004                       $ 10,012                    $ 10,040
 6/11/2004                       $ 10,012                    $ 10,040
 6/12/2004                       $ 10,012                    $ 10,040
 6/13/2004                       $ 10,012                    $ 10,040
 6/14/2004                       $  9,840                    $  9,851
 6/15/2004                       $ 10,008                    $ 10,035
 6/16/2004                       $ 10,052                    $ 10,091
 6/17/2004                       $ 10,088                    $ 10,160
 6/18/2004                       $ 10,120                    $ 10,209
 6/19/2004                       $ 10,120                    $ 10,209
 6/20/2004                       $ 10,120                    $ 10,209
 6/21/2004                       $ 10,092                    $ 10,199
 6/22/2004                       $ 10,132                    $ 10,236
 6/23/2004                       $ 10,252                    $ 10,368
 6/24/2004                       $ 10,220                    $ 10,326
 6/25/2004                       $ 10,316                    $ 10,486
 6/26/2004                       $ 10,316                    $ 10,486
 6/27/2004                       $ 10,316                    $ 10,486
 6/28/2004                       $ 10,296                    $ 10,476
 6/29/2004                       $ 10,396                    $ 10,597
 6/30/2004                       $ 10,460                    $ 10,643
  7/1/2004                       $ 10,340                    $ 10,513
  7/2/2004                       $ 10,364                    $ 10,540
  7/3/2004                       $ 10,364                    $ 10,540
  7/4/2004                       $ 10,364                    $ 10,540
  7/5/2004                       $ 10,364                    $ 10,540
  7/6/2004                       $ 10,228                    $ 10,402
  7/7/2004                       $ 10,236                    $ 10,401
  7/8/2004                       $ 10,068                    $ 10,210
  7/9/2004                       $ 10,104                    $ 10,216
 7/10/2004                       $ 10,104                    $ 10,216
 7/11/2004                       $ 10,104                    $ 10,216
 7/12/2004                       $ 10,092                    $ 10,212
 7/13/2004                       $ 10,128                    $ 10,246
 7/14/2004                       $ 10,076                    $ 10,218
 7/15/2004                       $ 10,116                    $ 10,248
 7/16/2004                       $ 10,052                    $ 10,188
 7/17/2004                       $ 10,052                    $ 10,188
 7/18/2004                       $ 10,052                    $ 10,188
 7/19/2004                       $ 10,040                    $ 10,184
 7/20/2004                       $ 10,184                    $ 10,319
 7/21/2004                       $  9,952                    $ 10,070
 7/22/2004                       $  9,860                    $  9,928
 7/23/2004                       $  9,792                    $  9,858
 7/24/2004                       $  9,792                    $  9,858
 7/25/2004                       $  9,792                    $  9,858
 7/26/2004                       $  9,720                    $  9,769
 7/27/2004                       $  9,880                    $  9,968
 7/28/2004                       $  9,824                    $  9,963
 7/29/2004                       $  9,956                    $ 10,136
 7/30/2004                       $  9,960                    $ 10,153
 7/31/2004                       $  9,960                    $ 10,153
  8/1/2004                       $  9,960                    $ 10,153
  8/2/2004                       $ 10,000                    $ 10,176
  8/3/2004                       $  9,876                    $ 10,059
  8/4/2004                       $  9,888                    $ 10,058
  8/5/2004                       $  9,720                    $  9,839
  8/6/2004                       $  9,508                    $  9,632
  8/7/2004                       $  9,508                    $  9,632
  8/8/2004                       $  9,508                    $  9,632
  8/9/2004                       $  9,512                    $  9,622
 8/10/2004                       $  9,700                    $  9,813
 8/11/2004                       $  9,684                    $  9,809
 8/12/2004                       $  9,492                    $  9,620
 8/13/2004                       $  9,504                    $  9,624
 8/14/2004                       $  9,504                    $  9,624
 8/15/2004                       $  9,504                    $  9,624
 8/16/2004                       $  9,712                    $  9,835
 8/17/2004                       $  9,732                    $  9,844
 8/18/2004                       $  9,888                    $  9,975
 8/19/2004                       $  9,832                    $  9,937
 8/20/2004                       $ 10,012                    $ 10,096
 8/21/2004                       $ 10,012                    $ 10,096
 8/22/2004                       $ 10,012                    $ 10,096
 8/23/2004                       $  9,908                    $  9,991
 8/24/2004                       $  9,968                    $ 10,026
 8/25/2004                       $ 10,008                    $ 10,054
 8/26/2004                       $  9,988                    $ 10,073
 8/27/2004                       $ 10,060                    $ 10,133
 8/28/2004                       $ 10,060                    $ 10,133
 8/29/2004                       $ 10,060                    $ 10,133
 8/30/2004                       $  9,940                    $ 10,041
 8/31/2004                       $  9,992                    $ 10,095
  9/1/2004                       $ 10,064                    $ 10,155
  9/2/2004                       $ 10,212                    $ 10,306
  9/3/2004                       $ 10,144                    $ 10,247
  9/4/2004                       $ 10,144                    $ 10,247
  9/5/2004                       $ 10,144                    $ 10,247
  9/6/2004                       $ 10,144                    $ 10,247
  9/7/2004                       $ 10,276                    $ 10,384
  9/8/2004                       $ 10,184                    $ 10,293
  9/9/2004                       $ 10,308                    $ 10,434
 9/10/2004                       $ 10,348                    $ 10,453
 9/11/2004                       $ 10,348                    $ 10,453
 9/12/2004                       $ 10,348                    $ 10,453
 9/13/2004                       $ 10,396                    $ 10,462
 9/14/2004                       $ 10,336                    $ 10,423
 9/15/2004                       $ 10,292                    $ 10,368
 9/16/2004                       $ 10,404                    $ 10,482
 9/17/2004                       $ 10,408                    $ 10,468
 9/18/2004                       $ 10,408                    $ 10,468
 9/19/2004                       $ 10,408                    $ 10,468
 9/20/2004                       $ 10,352                    $ 10,387
 9/21/2004                       $ 10,480                    $ 10,514
 9/22/2004                       $ 10,296                    $ 10,330
 9/23/2004                       $ 10,300                    $ 10,330
 9/24/2004                       $ 10,296                    $ 10,363
 9/25/2004                       $ 10,296                    $ 10,363
 9/26/2004                       $ 10,296                    $ 10,363
 9/27/2004                       $ 10,200                    $ 10,249
 9/28/2004                       $ 10,308                    $ 10,395
 9/29/2004                       $ 10,416                    $ 10,497
 9/30/2004                       $ 10,452                    $ 10,549
 10/1/2004                       $ 10,676                    $ 10,787
 10/2/2004                       $ 10,676                    $ 10,787
 10/3/2004                       $ 10,676                    $ 10,787
 10/4/2004                       $ 10,736                    $ 10,861
 10/5/2004                       $ 10,704                    $ 10,813
 10/6/2004                       $ 10,808                    $ 10,935
 10/7/2004                       $ 10,608                    $ 10,754
 10/8/2004                       $ 10,504                    $ 10,663
 10/9/2004                       $ 10,504                    $ 10,663
10/10/2004                       $ 10,504                    $ 10,663
10/11/2004                       $ 10,500                    $ 10,654
10/12/2004                       $ 10,520                    $ 10,649
10/13/2004                       $ 10,368                    $ 10,431
10/14/2004                       $ 10,240                    $ 10,276
10/15/2004                       $ 10,320                    $ 10,371
10/16/2004                       $ 10,320                    $ 10,371
10/17/2004                       $ 10,320                    $ 10,371
10/18/2004                       $ 10,328                    $ 10,345
10/19/2004                       $ 10,236                    $ 10,193
10/20/2004                       $ 10,252                    $ 10,198
10/21/2004                       $ 10,376                    $ 10,328
10/22/2004                       $ 10,196                    $ 10,168
10/23/2004                       $ 10,196                    $ 10,168
10/24/2004                       $ 10,196                    $ 10,168
10/25/2004                       $ 10,264                    $ 10,265
10/26/2004                       $ 10,432                    $ 10,446
10/27/2004                       $ 10,588                    $ 10,559
10/28/2004                       $ 10,536                    $ 10,488
10/29/2004                       $ 10,508                    $ 10,464
10/30/2004                       $ 10,508                    $ 10,464
10/31/2004                       $ 10,508                    $ 10,464
 11/1/2004                       $ 10,576                    $ 10,532
 11/2/2004                       $ 10,544                    $ 10,524
 11/3/2004                       $ 10,716                    $ 10,706
 11/4/2004                       $ 10,840                    $ 10,858
 11/5/2004                       $ 10,864                    $ 10,902
 11/6/2004                       $ 10,864                    $ 10,902
 11/7/2004                       $ 10,864                    $ 10,902
 11/8/2004                       $ 10,820                    $ 10,863
 11/9/2004                       $ 10,900                    $ 10,984
11/10/2004                       $ 10,940                    $ 11,029
11/11/2004                       $ 11,060                    $ 11,163
11/12/2004                       $ 11,152                    $ 11,253
11/13/2004                       $ 11,152                    $ 11,253
11/14/2004                       $ 11,152                    $ 11,253
11/15/2004                       $ 11,180                    $ 11,287
11/16/2004                       $ 11,080                    $ 11,204
11/17/2004                       $ 11,184                    $ 11,338
11/18/2004                       $ 11,176                    $ 11,316
11/19/2004                       $ 11,056                    $ 11,235
11/20/2004                       $ 11,056                    $ 11,235
11/21/2004                       $ 11,056                    $ 11,235
11/22/2004                       $ 11,212                    $ 11,417
11/23/2004                       $ 11,260                    $ 11,454
11/24/2004                       $ 11,364                    $ 11,529
11/25/2004                       $ 11,364                    $ 11,529
11/26/2004                       $ 11,388                    $ 11,577
11/27/2004                       $ 11,388                    $ 11,577
11/28/2004                       $ 11,388                    $ 11,577
11/29/2004                       $ 11,460                    $ 11,676
11/30/2004                       $ 11,432                    $ 11,664
 12/1/2004                       $ 11,604                    $ 11,802
 12/2/2004                       $ 11,532                    $ 11,729
 12/3/2004                       $ 11,520                    $ 11,711
 12/4/2004                       $ 11,520                    $ 11,711
 12/5/2004                       $ 11,520                    $ 11,711
 12/6/2004                       $ 11,464                    $ 11,626
 12/7/2004                       $ 11,224                    $ 11,364
 12/8/2004                       $ 11,308                    $ 11,456
 12/9/2004                       $ 11,300                    $ 11,458
12/10/2004                       $ 11,336                    $ 11,513
12/11/2004                       $ 11,336                    $ 11,513
12/12/2004                       $ 11,336                    $ 11,513
12/13/2004                       $ 11,417                    $ 11,602
12/14/2004                       $ 11,477                    $ 11,646
12/15/2004                       $ 11,581                    $ 11,761
12/16/2004                       $ 11,485                    $ 11,707
12/17/2004                       $ 11,489                    $ 11,736
12/18/2004                       $ 11,489                    $ 11,736
12/19/2004                       $ 11,489                    $ 11,736
12/20/2004                       $ 11,393                    $ 11,687
12/21/2004                       $ 11,541                    $ 11,907
12/22/2004                       $ 11,585                    $ 11,932
12/23/2004                       $ 11,573                    $ 11,935
12/24/2004                       $ 11,573                    $ 11,935
12/25/2004                       $ 11,573                    $ 11,935
12/26/2004                       $ 11,573                    $ 11,935
12/27/2004                       $ 11,457                    $ 11,816
12/28/2004                       $ 11,642                    $ 12,023
12/29/2004                       $ 11,630                    $ 12,018
12/30/2004                       $ 11,618                    $ 11,979
12/31/2004                       $ 11,614                    $ 11,994
  1/1/2005                       $ 11,614                    $ 11,994
  1/2/2005                       $ 11,614                    $ 11,994
  1/3/2005                       $ 11,397                    $ 11,769
  1/4/2005                       $ 11,204                    $ 11,579
  1/5/2005                       $ 11,003                    $ 11,369
  1/6/2005                       $ 11,035                    $ 11,388
  1/7/2005                       $ 10,906                    $ 11,294
  1/8/2005                       $ 10,906                    $ 11,294
  1/9/2005                       $ 10,906                    $ 11,294
 1/10/2005                       $ 10,999                    $ 11,404
 1/11/2005                       $ 10,882                    $ 11,256
 1/12/2005                       $ 10,918                    $ 11,284
 1/13/2005                       $ 10,850                    $ 11,243
 1/14/2005                       $ 11,031                    $ 11,489
 1/15/2005                       $ 11,031                    $ 11,489
 1/16/2005                       $ 11,031                    $ 11,489
 1/17/2005                       $ 11,031                    $ 11,489
 1/18/2005                       $ 11,143                    $ 11,639
 1/19/2005                       $ 11,039                    $ 11,499
 1/20/2005                       $ 10,947                    $ 11,388
 1/21/2005                       $ 10,918                    $ 11,362
 1/22/2005                       $ 10,918                    $ 11,362
 1/23/2005                       $ 10,918                    $ 11,362
 1/24/2005                       $ 10,826                    $ 11,266
 1/25/2005                       $ 10,846                    $ 11,306
 1/26/2005                       $ 11,031                    $ 11,475
 1/27/2005                       $ 11,047                    $ 11,505
 1/28/2005                       $ 10,967                    $ 11,395
 1/29/2005                       $ 10,967                    $ 11,395
 1/30/2005                       $ 10,967                    $ 11,395
 1/31/2005                       $ 11,184                    $ 11,667
  2/1/2005                       $ 11,272                    $ 11,756
  2/2/2005                       $ 11,344                    $ 11,850
  2/3/2005                       $ 11,316                    $ 11,829
  2/4/2005                       $ 11,453                    $ 11,932
  2/5/2005                       $ 11,453                    $ 11,932
  2/6/2005                       $ 11,453                    $ 11,932
  2/7/2005                       $ 11,465                    $ 11,986
  2/8/2005                       $ 11,493                    $ 12,026
  2/9/2005                       $ 11,300                    $ 11,800
 2/10/2005                       $ 11,324                    $ 11,803
 2/11/2005                       $ 11,417                    $ 11,907
 2/12/2005                       $ 11,417                    $ 11,907
 2/13/2005                       $ 11,417                    $ 11,907
 2/14/2005                       $ 11,421                    $ 11,943
 2/15/2005                       $ 11,417                    $ 11,930
 2/16/2005                       $ 11,497                    $ 12,061
 2/17/2005                       $ 11,368                    $ 11,932
 2/18/2005                       $ 11,377                    $ 11,952
 2/19/2005                       $ 11,377                    $ 11,952
 2/20/2005                       $ 11,377                    $ 11,952
 2/21/2005                       $ 11,377                    $ 11,952
 2/22/2005                       $ 11,160                    $ 11,669
 2/23/2005                       $ 11,220                    $ 11,741
 2/24/2005                       $ 11,348                    $ 11,895
 2/25/2005                       $ 11,545                    $ 12,134
 2/26/2005                       $ 11,545                    $ 12,134
 2/27/2005                       $ 11,545                    $ 12,134
 2/28/2005                       $ 11,501                    $ 12,082
  3/1/2005                       $ 11,606                    $ 12,196
  3/2/2005                       $ 11,561                    $ 12,167
  3/3/2005                       $ 11,602                    $ 12,217
  3/4/2005                       $ 11,746                    $ 12,421
  3/5/2005                       $ 11,746                    $ 12,421
  3/6/2005                       $ 11,746                    $ 12,421
  3/7/2005                       $ 11,730                    $ 12,391
  3/8/2005                       $ 11,642                    $ 12,260
  3/9/2005                       $ 11,509                    $ 12,099
 3/10/2005                       $ 11,429                    $ 11,975
 3/11/2005                       $ 11,441                    $ 12,055
 3/12/2005                       $ 11,441                    $ 12,055
 3/13/2005                       $ 11,441                    $ 12,055
 3/14/2005                       $ 11,489                    $ 12,074
 3/15/2005                       $ 11,453                    $ 12,114
 3/16/2005                       $ 11,393                    $ 12,057
 3/17/2005                       $ 11,433                    $ 12,142
 3/18/2005                       $ 11,397                    $ 12,078
 3/19/2005                       $ 11,397                    $ 12,078
 3/20/2005                       $ 11,397                    $ 12,078
 3/21/2005                       $ 11,377                    $ 12,044
 3/22/2005                       $ 11,320                    $ 12,016
 3/23/2005                       $ 11,200                    $ 11,858
 3/24/2005                       $ 11,252                    $ 11,977
 3/25/2005                       $ 11,252                    $ 11,977
 3/26/2005                       $ 11,252                    $ 11,977
 3/27/2005                       $ 11,252                    $ 11,977
 3/28/2005                       $ 11,248                    $ 11,918
 3/29/2005                       $ 11,067                    $ 11,684
 3/30/2005                       $ 11,260                    $ 11,888
 3/31/2005                       $ 11,256                    $ 11,894
  4/1/2005                       $ 11,180                    $ 11,826
  4/2/2005                       $ 11,180                    $ 11,826
  4/3/2005                       $ 11,180                    $ 11,826
  4/4/2005                       $ 11,228                    $ 11,906
  4/5/2005                       $ 11,224                    $ 11,932
  4/6/2005                       $ 11,216                    $ 11,930
  4/7/2005                       $ 11,316                    $ 12,034
  4/8/2005                       $ 11,168                    $ 11,872
  4/9/2005                       $ 11,168                    $ 11,872
 4/10/2005                       $ 11,168                    $ 11,872
 4/11/2005                       $ 11,103                    $ 11,815
 4/12/2005                       $ 11,240                    $ 11,958
 4/13/2005                       $ 11,047                    $ 11,732
 4/14/2005                       $ 10,846                    $ 11,472
 4/15/2005                       $ 10,641                    $ 11,238
 4/16/2005                       $ 10,641                    $ 11,238
 4/17/2005                       $ 10,641                    $ 11,238
 4/18/2005                       $ 10,730                    $ 11,361
 4/19/2005                       $ 10,882                    $ 11,548
 4/20/2005                       $ 10,685                    $ 11,327
 4/21/2005                       $ 10,886                    $ 11,529
 4/22/2005                       $ 10,750                    $ 11,365
 4/23/2005                       $ 10,750                    $ 11,365
 4/24/2005                       $ 10,750                    $ 11,365
 4/25/2005                       $ 10,878                    $ 11,508
 4/26/2005                       $ 10,750                    $ 11,419
 4/27/2005                       $ 10,754                    $ 11,359
 4/28/2005                       $ 10,545                    $ 11,082
 4/29/2005                       $ 10,617                    $ 11,151
 4/30/2005                       $ 10,617                    $ 11,151
  5/1/2005                       $ 10,617                    $ 11,151
  5/2/2005                       $ 10,730                    $ 11,264
  5/3/2005                       $ 10,689                    $ 11,217
  5/4/2005                       $ 10,878                    $ 11,453
  5/5/2005                       $ 10,842                    $ 11,408
  5/6/2005                       $ 10,870                    $ 11,464
  5/7/2005                       $ 10,870                    $ 11,464
  5/8/2005                       $ 10,870                    $ 11,464
  5/9/2005                       $ 10,967                    $ 11,579
 5/10/2005                       $ 10,846                    $ 11,502
 5/11/2005                       $ 10,878                    $ 11,537
 5/12/2005                       $ 10,721                    $ 11,317
 5/13/2005                       $ 10,617                    $ 11,183
 5/14/2005                       $ 10,617                    $ 11,183
 5/15/2005                       $ 10,617                    $ 11,183
 5/16/2005                       $ 10,810                    $ 11,363
 5/17/2005                       $ 10,862                    $ 11,432
 5/18/2005                       $ 11,091                    $ 11,716
 5/19/2005                       $ 11,127                    $ 11,736
 5/20/2005                       $ 11,107                    $ 11,741
 5/21/2005                       $ 11,107                    $ 11,741
 5/22/2005                       $ 11,107                    $ 11,741
 5/23/2005                       $ 11,168                    $ 11,818
 5/24/2005                       $ 11,160                    $ 11,810
 5/25/2005                       $ 11,035                    $ 11,710
 5/26/2005                       $ 11,188                    $ 11,889
 5/27/2005                       $ 11,220                    $ 11,948
 5/28/2005                       $ 11,220                    $ 11,948
 5/29/2005                       $ 11,220                    $ 11,948
 5/30/2005                       $ 11,220                    $ 11,948
 5/31/2005                       $ 11,208                    $ 11,947
  6/1/2005                       $ 11,352                    $ 12,107
  6/2/2005                       $ 11,389                    $ 12,149
  6/3/2005                       $ 11,300                    $ 12,055
  6/4/2005                       $ 11,300                    $ 12,055
  6/5/2005                       $ 11,300                    $ 12,055
  6/6/2005                       $ 11,356                    $ 12,133
  6/7/2005                       $ 11,413                    $ 12,192
  6/8/2005                       $ 11,352                    $ 12,135
  6/9/2005                       $ 11,445                    $ 12,198
 6/10/2005                       $ 11,441                    $ 12,219
 6/11/2005                       $ 11,441                    $ 12,219
 6/12/2005                       $ 11,441                    $ 12,219
 6/13/2005                       $ 11,489                    $ 12,308
 6/14/2005                       $ 11,614                    $ 12,441
 6/15/2005                       $ 11,682                    $ 12,529
 6/16/2005                       $ 11,774                    $ 12,650
 6/17/2005                       $ 11,738                    $ 12,610
 6/18/2005                       $ 11,738                    $ 12,610
 6/19/2005                       $ 11,738                    $ 12,610
 6/20/2005                       $ 11,690                    $ 12,597
 6/21/2005                       $ 11,666                    $ 12,563
 6/22/2005                       $ 11,698                    $ 12,598
 6/23/2005                       $ 11,549                    $ 12,350
 6/24/2005                       $ 11,413                    $ 12,170
 6/25/2005                       $ 11,413                    $ 12,170
 6/26/2005                       $ 11,413                    $ 12,170
 6/27/2005                       $ 11,393                    $ 12,199
 6/28/2005                       $ 11,618                    $ 12,452
 6/29/2005                       $ 11,654                    $ 12,528
 6/30/2005                       $ 11,610                    $ 12,443
  7/1/2005                       $ 11,670                    $ 12,480
  7/2/2005                       $ 11,670                    $ 12,480
  7/3/2005                       $ 11,670                    $ 12,480
  7/4/2005                       $ 11,670                    $ 12,480
  7/5/2005                       $ 11,847                    $ 12,668
  7/6/2005                       $ 11,746                    $ 12,570
  7/7/2005                       $ 11,762                    $ 12,611
  7/8/2005                       $ 11,975                    $ 12,845
  7/9/2005                       $ 11,975                    $ 12,845
 7/10/2005                       $ 11,975                    $ 12,845
 7/11/2005                       $ 12,120                    $ 13,031
 7/12/2005                       $ 12,120                    $ 12,997
 7/13/2005                       $ 12,072                    $ 12,979
 7/14/2005                       $ 12,007                    $ 12,859
 7/15/2005                       $ 11,999                    $ 12,855
 7/16/2005                       $ 11,999                    $ 12,855
 7/17/2005                       $ 11,999                    $ 12,855
 7/18/2005                       $ 11,915                    $ 12,792
 7/19/2005                       $ 12,100                    $ 13,052
 7/20/2005                       $ 12,273                    $ 13,236
 7/21/2005                       $ 12,076                    $ 13,045
 7/22/2005                       $ 12,265                    $ 13,253
 7/23/2005                       $ 12,265                    $ 13,253
 7/24/2005                       $ 12,265                    $ 13,253
 7/25/2005                       $ 12,152                    $ 13,086
 7/26/2005                       $ 12,196                    $ 13,210
 7/27/2005                       $ 12,200                    $ 13,189
 7/28/2005                       $ 12,329                    $ 13,419
 7/29/2005                       $ 12,265                    $ 13,341
 7/30/2005                       $ 12,265                    $ 13,341
 7/31/2005                       $ 12,265                    $ 13,341
  8/1/2005                       $ 12,309                    $ 13,390
  8/2/2005                       $ 12,453                    $ 13,571
  8/3/2005                       $ 12,369                    $ 13,504
  8/4/2005                       $ 12,164                    $ 13,244
  8/5/2005                       $ 12,015                    $ 13,006
  8/6/2005                       $ 12,015                    $ 13,006
  8/7/2005                       $ 12,015                    $ 13,006
  8/8/2005                       $ 11,951                    $ 12,952
  8/9/2005                       $ 11,967                    $ 12,987
 8/10/2005                       $ 11,967                    $ 13,055
 8/11/2005                       $ 12,092                    $ 13,183
 8/12/2005                       $ 11,951                    $ 13,021
 8/13/2005                       $ 11,951                    $ 13,021
 8/14/2005                       $ 11,951                    $ 13,021
 8/15/2005                       $ 12,019                    $ 13,118
 8/16/2005                       $ 11,863                    $ 12,917
 8/17/2005                       $ 11,847                    $ 12,899
 8/18/2005                       $ 11,790                    $ 12,821
 8/19/2005                       $ 11,802                    $ 12,868
 8/20/2005                       $ 11,802                    $ 12,868
 8/21/2005                       $ 11,802                    $ 12,868
 8/22/2005                       $ 11,891                    $ 13,001
 8/23/2005                       $ 11,827                    $ 12,921
 8/24/2005                       $ 11,802                    $ 12,906
 8/25/2005                       $ 11,855                    $ 12,987
 8/26/2005                       $ 11,670                    $ 12,788
 8/27/2005                       $ 11,670                    $ 12,788
 8/28/2005                       $ 11,670                    $ 12,788
 8/29/2005                       $ 11,794                    $ 12,946
 8/30/2005                       $ 11,754                    $ 12,937
 8/31/2005                       $ 11,991                    $ 13,286
  9/1/2005                       $ 12,019                    $ 13,339
  9/2/2005                       $ 11,939                    $ 13,265
  9/3/2005                       $ 11,939                    $ 13,265
  9/4/2005                       $ 11,939                    $ 13,265
  9/5/2005                       $ 11,939                    $ 13,265
  9/6/2005                       $ 12,104                    $ 13,501
  9/7/2005                       $ 12,112                    $ 13,521
  9/8/2005                       $ 12,052                    $ 13,387
  9/9/2005                       $ 12,148                    $ 13,549
 9/10/2005                       $ 12,148                    $ 13,549
 9/11/2005                       $ 12,148                    $ 13,549
 9/12/2005                       $ 12,184                    $ 13,574
 9/13/2005                       $ 12,060                    $ 13,437
 9/14/2005                       $ 11,967                    $ 13,324
 9/15/2005                       $ 11,975                    $ 13,355
 9/16/2005                       $ 12,060                    $ 13,455
 9/17/2005                       $ 12,060                    $ 13,455
 9/18/2005                       $ 12,060                    $ 13,455
 9/19/2005                       $ 11,995                    $ 13,341
 9/20/2005                       $ 11,863                    $ 13,187
 9/21/2005                       $ 11,698                    $ 13,003
 9/22/2005                       $ 11,702                    $ 12,983
 9/23/2005                       $ 11,762                    $ 13,052
 9/24/2005                       $ 11,762                    $ 13,052
 9/25/2005                       $ 11,762                    $ 13,052
 9/26/2005                       $ 11,843                    $ 13,163
 9/27/2005                       $ 11,843                    $ 13,180
 9/28/2005                       $ 11,786                    $ 13,100
 9/29/2005                       $ 11,951                    $ 13,245
 9/30/2005                       $ 11,987                    $ 13,284
 10/1/2005                       $ 11,987                    $ 13,284
 10/2/2005                       $ 11,987                    $ 13,284
 10/3/2005                       $ 12,032                    $ 13,326
 10/4/2005                       $ 11,915                    $ 13,217
 10/5/2005                       $ 11,581                    $ 12,872
 10/6/2005                       $ 11,501                    $ 12,854
 10/7/2005                       $ 11,602                    $ 12,942
 10/8/2005                       $ 11,602                    $ 12,942
 10/9/2005                       $ 11,602                    $ 12,942
10/10/2005                       $ 11,485                    $ 12,804
10/11/2005                       $ 11,348                    $ 12,631
10/12/2005                       $ 11,224                    $ 12,473
10/13/2005                       $ 11,252                    $ 12,526
10/14/2005                       $ 11,397                    $ 12,629
10/15/2005                       $ 11,397                    $ 12,629
10/16/2005                       $ 11,397                    $ 12,629
10/17/2005                       $ 11,385                    $ 12,630
10/18/2005                       $ 11,264                    $ 12,545
10/19/2005                       $ 11,497                    $ 12,780
10/20/2005                       $ 11,268                    $ 12,557
10/21/2005                       $ 11,372                    $ 12,606
10/22/2005                       $ 11,372                    $ 12,606
10/23/2005                       $ 11,372                    $ 12,606
10/24/2005                       $ 11,626                    $ 12,858
10/25/2005                       $ 11,525                    $ 12,725
10/26/2005                       $ 11,437                    $ 12,665
10/27/2005                       $ 11,208                    $ 12,456
10/28/2005                       $ 11,445                    $ 12,691
10/29/2005                       $ 11,445                    $ 12,691
10/30/2005                       $ 11,445                    $ 12,691
10/31/2005                       $ 11,618                    $ 12,901
 11/1/2005                       $ 11,585                    $ 12,855
 11/2/2005                       $ 11,823                    $ 13,097
 11/3/2005                       $ 11,827                    $ 13,099
 11/4/2005                       $ 11,815                    $ 13,098
 11/5/2005                       $ 11,815                    $ 13,098
 11/6/2005                       $ 11,815                    $ 13,098
 11/7/2005                       $ 11,883                    $ 13,212
 11/8/2005                       $ 11,782                    $ 13,086
 11/9/2005                       $ 11,823                    $ 13,158
11/10/2005                       $ 11,907                    $ 13,248
11/11/2005                       $ 11,923                    $ 13,245
11/12/2005                       $ 11,923                    $ 13,245
11/13/2005                       $ 11,923                    $ 13,245
11/14/2005                       $ 11,883                    $ 13,184
11/15/2005                       $ 11,746                    $ 12,989
11/16/2005                       $ 11,722                    $ 12,919
11/17/2005                       $ 11,927                    $ 13,117
11/18/2005                       $ 11,987                    $ 13,217
11/19/2005                       $ 11,987                    $ 13,217
11/20/2005                       $ 11,987                    $ 13,217
11/21/2005                       $ 12,092                    $ 13,368
11/22/2005                       $ 12,140                    $ 13,400
11/23/2005                       $ 12,172                    $ 13,478
11/24/2005                       $ 12,172                    $ 13,478
11/25/2005                       $ 12,172                    $ 13,491
11/26/2005                       $ 12,172                    $ 13,491
11/27/2005                       $ 12,172                    $ 13,491
11/28/2005                       $ 11,959                    $ 13,295
11/29/2005                       $ 12,024                    $ 13,354
11/30/2005                       $ 12,080                    $ 13,421
 12/1/2005                       $ 12,293                    $ 13,624
 12/2/2005                       $ 12,269                    $ 13,617
 12/3/2005                       $ 12,269                    $ 13,617
 12/4/2005                       $ 12,269                    $ 13,617
 12/5/2005                       $ 12,204                    $ 13,578
 12/6/2005                       $ 12,236                    $ 13,608
 12/7/2005                       $ 12,144                    $ 13,528
 12/8/2005                       $ 12,172                    $ 13,542
 12/9/2005                       $ 12,216                    $ 13,615
12/10/2005                       $ 12,216                    $ 13,615
12/11/2005                       $ 12,216                    $ 13,615
12/12/2005                       $ 12,224                    $ 13,591
12/13/2005                       $ 12,224                    $ 13,582
12/14/2005                       $ 12,261                    $ 13,584
12/15/2005                       $ 12,136                    $ 13,474
12/16/2005                       $ 12,048                    $ 13,500
12/17/2005                       $ 12,048                    $ 13,500
12/18/2005                       $ 12,048                    $ 13,500
12/19/2005                       $ 11,899                    $ 13,383
12/20/2005                       $ 11,883                    $ 13,366
12/21/2005                       $ 11,959                    $ 13,444
12/22/2005                       $ 11,967                    $ 13,452
12/23/2005                       $ 12,025                    $ 13,528
12/24/2005                       $ 12,025                    $ 13,528
12/25/2005                       $ 12,025                    $ 13,528
12/26/2005                       $ 12,025                    $ 13,528
12/27/2005                       $ 11,866                    $ 13,349
12/28/2005                       $ 11,956                    $ 13,452
12/29/2005                       $ 11,960                    $ 13,459
12/30/2005                       $ 11,894                    $ 13,384
12/31/2005                       $ 11,894                    $ 13,384
  1/1/2006                       $ 11,894                    $ 13,384
  1/2/2006                       $ 11,894                    $ 13,384
  1/3/2006                       $ 12,017                    $ 13,524
  1/4/2006                       $ 12,074                    $ 13,589
  1/5/2006                       $ 12,115                    $ 13,640
  1/6/2006                       $ 12,213                    $ 13,753
  1/7/2006                       $ 12,213                    $ 13,753
  1/8/2006                       $ 12,213                    $ 13,753
  1/9/2006                       $ 12,344                    $ 13,899
 1/10/2006                       $ 12,454                    $ 14,028
 1/11/2006                       $ 12,409                    $ 13,975
 1/12/2006                       $ 12,319                    $ 13,878
 1/13/2006                       $ 12,352                    $ 13,922
 1/14/2006                       $ 12,352                    $ 13,922
 1/15/2006                       $ 12,352                    $ 13,922
 1/16/2006                       $ 12,352                    $ 13,922
 1/17/2006                       $ 12,279                    $ 13,840
 1/18/2006                       $ 12,389                    $ 13,968
 1/19/2006                       $ 12,524                    $ 14,130
 1/20/2006                       $ 12,405                    $ 13,996
 1/21/2006                       $ 12,405                    $ 13,996
 1/22/2006                       $ 12,405                    $ 13,996
 1/23/2006                       $ 12,454                    $ 14,051
 1/24/2006                       $ 12,642                    $ 14,266
 1/25/2006                       $ 12,667                    $ 14,300
 1/26/2006                       $ 12,900                    $ 14,564
 1/27/2006                       $ 12,953                    $ 14,625
 1/28/2006                       $ 12,953                    $ 14,625
 1/29/2006                       $ 12,953                    $ 14,625
 1/30/2006                       $ 12,892                    $ 14,554
 1/31/2006                       $ 12,945                    $ 14,617
  2/1/2006                       $ 12,953                    $ 14,626
  2/2/2006                       $ 12,769                    $ 14,418
  2/3/2006                       $ 12,683                    $ 14,325
  2/4/2006                       $ 12,683                    $ 14,325
  2/5/2006                       $ 12,683                    $ 14,325
  2/6/2006                       $ 12,769                    $ 14,423
  2/7/2006                       $ 12,630                    $ 14,267
  2/8/2006                       $ 12,716                    $ 14,361
  2/9/2006                       $ 12,651                    $ 14,292
 2/10/2006                       $ 12,655                    $ 14,300
 2/11/2006                       $ 12,655                    $ 14,300
 2/12/2006                       $ 12,655                    $ 14,300
 2/13/2006                       $ 12,536                    $ 14,165
 2/14/2006                       $ 12,740                    $ 14,400
 2/15/2006                       $ 12,822                    $ 14,490
 2/16/2006                       $ 12,928                    $ 14,614
 2/17/2006                       $ 12,945                    $ 14,635
 2/18/2006                       $ 12,945                    $ 14,635
 2/19/2006                       $ 12,945                    $ 14,635
 2/20/2006                       $ 12,945                    $ 14,635
 2/21/2006                       $ 12,826                    $ 14,502
 2/22/2006                       $ 12,945                    $ 14,641
 2/23/2006                       $ 12,900                    $ 14,588
 2/24/2006                       $ 12,969                    $ 14,675
 2/25/2006                       $ 12,969                    $ 14,675
 2/26/2006                       $ 12,969                    $ 14,675
 2/27/2006                       $ 13,080                    $ 14,800
 2/28/2006                       $ 12,871                    $ 14,566
  3/1/2006                       $ 13,022                    $ 14,740
  3/2/2006                       $ 12,941                    $ 14,648
  3/3/2006                       $ 12,896                    $ 14,600
  3/4/2006                       $ 12,896                    $ 14,600
  3/5/2006                       $ 12,896                    $ 14,600
  3/6/2006                       $ 12,830                    $ 14,527
  3/7/2006                       $ 12,651                    $ 14,322
  3/8/2006                       $ 12,671                    $ 14,351
  3/9/2006                       $ 12,614                    $ 14,287
 3/10/2006                       $ 12,798                    $ 14,503
 3/11/2006                       $ 12,798                    $ 14,503
 3/12/2006                       $ 12,798                    $ 14,503
 3/13/2006                       $ 12,806                    $ 14,515
 3/14/2006                       $ 12,920                    $ 14,642
 3/15/2006                       $ 12,982                    $ 14,717
 3/16/2006                       $ 13,031                    $ 14,772
 3/17/2006                       $ 13,100                    $ 14,857
 3/18/2006                       $ 13,100                    $ 14,857
 3/19/2006                       $ 13,100                    $ 14,857
 3/20/2006                       $ 13,137                    $ 14,901
 3/21/2006                       $ 12,949                    $ 14,688
 3/22/2006                       $ 13,170                    $ 14,941
 3/23/2006                       $ 13,211                    $ 14,992
 3/24/2006                       $ 13,296                    $ 15,091
 3/25/2006                       $ 13,296                    $ 15,091
 3/26/2006                       $ 13,296                    $ 15,091
 3/27/2006                       $ 13,296                    $ 15,096
 3/28/2006                       $ 13,215                    $ 15,004
 3/29/2006                       $ 13,439                    $ 15,261
 3/30/2006                       $ 13,403                    $ 15,216
 3/31/2006                       $ 13,427                    $ 15,246
  4/1/2006                       $ 13,427                    $ 15,246
  4/2/2006                       $ 13,427                    $ 15,246
  4/3/2006                       $ 13,366                    $ 15,183
  4/4/2006                       $ 13,439                    $ 15,270
  4/5/2006                       $ 13,464                    $ 15,296
  4/6/2006                       $ 13,456                    $ 15,291
  4/7/2006                       $ 13,296                    $ 15,113
  4/8/2006                       $ 13,296                    $ 15,113
  4/9/2006                       $ 13,296                    $ 15,113
 4/10/2006                       $ 13,211                    $ 15,020
 4/11/2006                       $ 13,043                    $ 14,841
 4/12/2006                       $ 13,116                    $ 14,923
 4/13/2006                       $ 13,125                    $ 14,935
 4/14/2006                       $ 13,125                    $ 14,935
 4/15/2006                       $ 13,125                    $ 14,935
 4/16/2006                       $ 13,125                    $ 14,935
 4/17/2006                       $ 13,100                    $ 14,910
 4/18/2006                       $ 13,394                    $ 15,247
 4/19/2006                       $ 13,538                    $ 15,413
 4/20/2006                       $ 13,513                    $ 15,389
 4/21/2006                       $ 13,460                    $ 15,332
 4/22/2006                       $ 13,460                    $ 15,332
 4/23/2006                       $ 13,460                    $ 15,332
 4/24/2006                       $ 13,390                    $ 15,251
 4/25/2006                       $ 13,374                    $ 15,235
 4/26/2006                       $ 13,399                    $ 15,262
 4/27/2006                       $ 13,345                    $ 15,206
 4/28/2006                       $ 13,411                    $ 15,283
 4/29/2006                       $ 13,411                    $ 15,283
 4/30/2006                       $ 13,411                    $ 15,283
  5/1/2006                       $ 13,370                    $ 15,238
  5/2/2006                       $ 13,525                    $ 15,416
  5/3/2006                       $ 13,533                    $ 15,426
  5/4/2006                       $ 13,570                    $ 15,474
  5/5/2006                       $ 13,693                    $ 15,616
  5/6/2006                       $ 13,693                    $ 15,616
  5/7/2006                       $ 13,693                    $ 15,616
  5/8/2006                       $ 13,709                    $ 15,634
  5/9/2006                       $ 13,697                    $ 15,622
 5/10/2006                       $ 13,562                    $ 15,471
 5/11/2006                       $ 13,174                    $ 15,023
 5/12/2006                       $ 12,900                    $ 14,723
 5/13/2006                       $ 12,900                    $ 14,723
 5/14/2006                       $ 12,900                    $ 14,723
 5/15/2006                       $ 12,859                    $ 14,678
 5/16/2006                       $ 12,867                    $ 14,687
 5/17/2006                       $ 12,679                    $ 14,479
 5/18/2006                       $ 12,589                    $ 14,368
 5/19/2006                       $ 12,700                    $ 14,493
 5/20/2006                       $ 12,700                    $ 14,493
 5/21/2006                       $ 12,700                    $ 14,493
 5/22/2006                       $ 12,651                    $ 14,438
 5/23/2006                       $ 12,540                    $ 14,314
 5/24/2006                       $ 12,634                    $ 14,419
 5/25/2006                       $ 12,822                    $ 14,640
 5/26/2006                       $ 12,777                    $ 14,588
 5/27/2006                       $ 12,777                    $ 14,588
 5/28/2006                       $ 12,777                    $ 14,588
 5/29/2006                       $ 12,777                    $ 14,588
 5/30/2006                       $ 12,467                    $ 14,235
 5/31/2006                       $ 12,622                    $ 14,411
  6/1/2006                       $ 12,851                    $ 14,678
  6/2/2006                       $ 12,867                    $ 14,700
  6/3/2006                       $ 12,867                    $ 14,700
  6/4/2006                       $ 12,867                    $ 14,700
  6/5/2006                       $ 12,516                    $ 14,296
  6/6/2006                       $ 12,430                    $ 14,196
  6/7/2006                       $ 12,401                    $ 14,166
  6/8/2006                       $ 12,479                    $ 14,258
  6/9/2006                       $ 12,377                    $ 14,141
 6/10/2006                       $ 12,377                    $ 14,141
 6/11/2006                       $ 12,377                    $ 14,141
 6/12/2006                       $ 12,099                    $ 13,826
 6/13/2006                       $ 11,911                    $ 13,620
 6/14/2006                       $ 11,903                    $ 13,615
 6/15/2006                       $ 12,283                    $ 14,051
 6/16/2006                       $ 12,168                    $ 13,923
 6/17/2006                       $ 12,168                    $ 13,923
 6/18/2006                       $ 12,168                    $ 13,923
 6/19/2006                       $ 11,992                    $ 13,708
 6/20/2006                       $ 11,931                    $ 13,641
 6/21/2006                       $ 12,127                    $ 13,866
 6/22/2006                       $ 12,172                    $ 13,922
 6/23/2006                       $ 12,180                    $ 13,937
 6/24/2006                       $ 12,180                    $ 13,937
 6/25/2006                       $ 12,180                    $ 13,937
 6/26/2006                       $ 12,348                    $ 14,129
 6/27/2006                       $ 12,164                    $ 13,920
 6/28/2006                       $ 12,230                    $ 13,994
 6/29/2006                       $ 12,663                    $ 14,497
 6/30/2006                       $ 12,794                    $ 14,644
  7/1/2006                       $ 12,794                    $ 14,644
  7/2/2006                       $ 12,794                    $ 14,644
  7/3/2006                       $ 12,839                    $ 14,699
  7/4/2006                       $ 12,839                    $ 14,699
  7/5/2006                       $ 12,716                    $ 14,556
  7/6/2006                       $ 12,781                    $ 14,637
  7/7/2006                       $ 12,581                    $ 14,409
  7/8/2006                       $ 12,581                    $ 14,409
  7/9/2006                       $ 12,581                    $ 14,409
 7/10/2006                       $ 12,634                    $ 14,474
 7/11/2006                       $ 12,720                    $ 14,573
 7/12/2006                       $ 12,471                    $ 14,285
 7/13/2006                       $ 12,213                    $ 13,982
 7/14/2006                       $ 12,103                    $ 13,861
 7/15/2006                       $ 12,103                    $ 13,861
 7/16/2006                       $ 12,103                    $ 13,861
 7/17/2006                       $ 12,009                    $ 13,760
 7/18/2006                       $ 12,103                    $ 13,867
 7/19/2006                       $ 12,467                    $ 14,287
 7/20/2006                       $ 12,164                    $ 13,939
 7/21/2006                       $ 11,984                    $ 13,733
 7/22/2006                       $ 11,984                    $ 13,733
 7/23/2006                       $ 11,984                    $ 13,733
 7/24/2006                       $ 12,311                    $ 14,113
 7/25/2006                       $ 12,450                    $ 14,273
 7/26/2006                       $ 12,360                    $ 14,171
 7/27/2006                       $ 12,217                    $ 14,008
 7/28/2006                       $ 12,483                    $ 14,322
 7/29/2006                       $ 12,483                    $ 14,322
 7/30/2006                       $ 12,483                    $ 14,322
 7/31/2006                       $ 12,499                    $ 14,339
  8/1/2006                       $ 12,299                    $ 14,112
  8/2/2006                       $ 12,328                    $ 14,145
  8/3/2006                       $ 12,467                    $ 14,306
  8/4/2006                       $ 12,369                    $ 14,209
  8/5/2006                       $ 12,369                    $ 14,209
  8/6/2006                       $ 12,369                    $ 14,209
  8/7/2006                       $ 12,303                    $ 14,134
  8/8/2006                       $ 12,140                    $ 13,947
  8/9/2006                       $ 12,046                    $ 13,840
 8/10/2006                       $ 12,115                    $ 13,924
 8/11/2006                       $ 11,968                    $ 13,756
 8/12/2006                       $ 11,968                    $ 13,756
 8/13/2006                       $ 11,968                    $ 13,756
 8/14/2006                       $ 12,033                    $ 13,833
 8/15/2006                       $ 12,250                    $ 14,087
 8/16/2006                       $ 12,389                    $ 14,248
 8/17/2006                       $ 12,422                    $ 14,289
 8/18/2006                       $ 12,458                    $ 14,338
 8/19/2006                       $ 12,458                    $ 14,338
 8/20/2006                       $ 12,458                    $ 14,338
 8/21/2006                       $ 12,409                    $ 14,280
 8/22/2006                       $ 12,479                    $ 14,375
 8/23/2006                       $ 12,328                    $ 14,202
 8/24/2006                       $ 12,279                    $ 14,144
 8/25/2006                       $ 12,291                    $ 14,164
 8/26/2006                       $ 12,291                    $ 14,164
 8/27/2006                       $ 12,291                    $ 14,164
 8/28/2006                       $ 12,413                    $ 14,304
 8/29/2006                       $ 12,561                    $ 14,476
 8/30/2006                       $ 12,597                    $ 14,518
 8/31/2006                       $ 12,606                    $ 14,527
  9/1/2006                       $ 12,651                    $ 14,583
  9/2/2006                       $ 12,651                    $ 14,583
  9/3/2006                       $ 12,651                    $ 14,583
  9/4/2006                       $ 12,651                    $ 14,583
  9/5/2006                       $ 12,785                    $ 14,741
  9/6/2006                       $ 12,540                    $ 14,456
  9/7/2006                       $ 12,409                    $ 14,307
  9/8/2006                       $ 12,442                    $ 14,349
  9/9/2006                       $ 12,442                    $ 14,349
 9/10/2006                       $ 12,442                    $ 14,349
 9/11/2006                       $ 12,385                    $ 14,287
 9/12/2006                       $ 12,642                    $ 14,588
 9/13/2006                       $ 12,781                    $ 14,747
 9/14/2006                       $ 12,708                    $ 14,662
 9/15/2006                       $ 12,777                    $ 14,744
 9/16/2006                       $ 12,777                    $ 14,744
 9/17/2006                       $ 12,777                    $ 14,744
 9/18/2006                       $ 12,753                    $ 14,718
 9/19/2006                       $ 12,700                    $ 14,654
 9/20/2006                       $ 12,826                    $ 14,805
 9/21/2006                       $ 12,716                    $ 14,678
 9/22/2006                       $ 12,667                    $ 14,629
 9/23/2006                       $ 12,667                    $ 14,629
 9/24/2006                       $ 12,667                    $ 14,629
 9/25/2006                       $ 12,802                    $ 14,783
 9/26/2006                       $ 12,818                    $ 14,806
 9/27/2006                       $ 12,912                    $ 14,912
 9/28/2006                       $ 12,879                    $ 14,878
 9/29/2006                       $ 12,712                    $ 14,682
 9/30/2006                       $ 12,712                    $ 14,682
 10/1/2006                       $ 12,712                    $ 14,682
 10/2/2006                       $ 12,610                    $ 14,563
 10/3/2006                       $ 12,679                    $ 14,641
 10/4/2006                       $ 12,875                    $ 14,856
 10/5/2006                       $ 12,990                    $ 14,990
 10/6/2006                       $ 12,892                    $ 14,883
 10/7/2006                       $ 12,892                    $ 14,883
 10/8/2006                       $ 12,892                    $ 14,883
 10/9/2006                       $ 13,010                    $ 15,020
10/10/2006                       $ 13,043                    $ 15,063
10/11/2006                       $ 12,982                    $ 14,997
10/12/2006                       $ 13,255                    $ 15,317
10/13/2006                       $ 13,333                    $ 15,410
10/14/2006                       $ 13,333                    $ 15,410
10/15/2006                       $ 13,333                    $ 15,410
10/16/2006                       $ 13,439                    $ 15,534
10/17/2006                       $ 13,403                    $ 15,494
10/18/2006                       $ 13,374                    $ 15,462
10/19/2006                       $ 13,443                    $ 15,542
10/20/2006                       $ 13,374                    $ 15,464
10/21/2006                       $ 13,374                    $ 15,464
10/22/2006                       $ 13,374                    $ 15,464
10/23/2006                       $ 13,399                    $ 15,498
10/24/2006                       $ 13,464                    $ 15,575
10/25/2006                       $ 13,550                    $ 15,676
10/26/2006                       $ 13,681                    $ 15,829
10/27/2006                       $ 13,497                    $ 15,617
10/28/2006                       $ 13,497                    $ 15,617
10/29/2006                       $ 13,497                    $ 15,617
10/30/2006                       $ 13,558                    $ 15,688
10/31/2006                       $ 13,423                    $ 15,534
 11/1/2006                       $ 13,153                    $ 15,220
 11/2/2006                       $ 13,096                    $ 15,157
 11/3/2006                       $ 13,100                    $ 15,165
 11/4/2006                       $ 13,100                    $ 15,165
 11/5/2006                       $ 13,100                    $ 15,165
 11/6/2006                       $ 13,243                    $ 15,337
 11/7/2006                       $ 13,260                    $ 15,356
 11/8/2006                       $ 13,394                    $ 15,516
 11/9/2006                       $ 13,255                    $ 15,355
11/10/2006                       $ 13,382                    $ 15,506
11/11/2006                       $ 13,382                    $ 15,506
11/12/2006                       $ 13,382                    $ 15,506
11/13/2006                       $ 13,493                    $ 15,628
11/14/2006                       $ 13,734                    $ 15,906
11/15/2006                       $ 13,832                    $ 16,027
11/16/2006                       $ 13,832                    $ 16,029
11/17/2006                       $ 13,738                    $ 15,923
11/18/2006                       $ 13,738                    $ 15,923
11/19/2006                       $ 13,738                    $ 15,923
11/20/2006                       $ 13,791                    $ 15,987
11/21/2006                       $ 13,844                    $ 16,048
11/22/2006                       $ 13,832                    $ 16,040
11/23/2006                       $ 13,832                    $ 16,040
11/24/2006                       $ 13,844                    $ 16,053
11/25/2006                       $ 13,844                    $ 16,053
11/26/2006                       $ 13,844                    $ 16,053
11/27/2006                       $ 13,542                    $ 15,704
11/28/2006                       $ 13,591                    $ 15,761
11/29/2006                       $ 13,697                    $ 15,892
11/30/2006                       $ 13,746                    $ 15,949
 12/1/2006                       $ 13,693                    $ 15,887
 12/2/2006                       $ 13,693                    $ 15,887
 12/3/2006                       $ 13,693                    $ 15,887
 12/4/2006                       $ 13,963                    $ 16,204
 12/5/2006                       $ 13,975                    $ 16,220
 12/6/2006                       $ 13,982                    $ 16,234
 12/7/2006                       $ 13,949                    $ 16,195
 12/8/2006                       $ 13,928                    $ 16,176
 12/9/2006                       $ 13,928                    $ 16,176
12/10/2006                       $ 13,928                    $ 16,176
12/11/2006                       $ 13,945                    $ 16,195
12/12/2006                       $ 13,928                    $ 16,176
12/13/2006                       $ 13,904                    $ 16,149
12/14/2006                       $ 14,023                    $ 16,290
12/15/2006                       $ 13,973                    $ 16,237
12/16/2006                       $ 13,973                    $ 16,237
12/17/2006                       $ 13,973                    $ 16,237
12/18/2006                       $ 13,806                    $ 16,041
12/19/2006                       $ 13,793                    $ 16,027
12/20/2006                       $ 13,847                    $ 16,092
12/21/2006                       $ 13,867                    $ 16,115
12/22/2006                       $ 13,810                    $ 16,054
12/23/2006                       $ 13,810                    $ 16,054
12/24/2006                       $ 13,810                    $ 16,054
12/25/2006                       $ 13,810                    $ 16,054
12/26/2006                       $ 13,969                    $ 16,236
12/27/2006                       $ 14,178                    $ 16,483
12/28/2006                       $ 14,108                    $ 16,402
12/29/2006                       $ 13,973                    $ 16,254
12/30/2006                       $ 13,973                    $ 16,254
12/31/2006                       $ 13,973                    $ 16,254
  1/1/2007                       $ 13,973                    $ 16,254
  1/2/2007                       $ 13,973                    $ 16,254
  1/3/2007                       $ 14,084                    $ 16,384
  1/4/2007                       $ 14,088                    $ 16,387
  1/5/2007                       $ 13,761                    $ 16,005
  1/6/2007                       $ 13,761                    $ 16,005
  1/7/2007                       $ 13,761                    $ 16,005
  1/8/2007                       $ 13,761                    $ 16,004
  1/9/2007                       $ 13,789                    $ 16,040
 1/10/2007                       $ 13,785                    $ 16,039
 1/11/2007                       $ 13,965                    $ 16,246
 1/12/2007                       $ 14,039                    $ 16,341
 1/13/2007                       $ 14,039                    $ 16,341
 1/14/2007                       $ 14,039                    $ 16,341
 1/15/2007                       $ 14,039                    $ 16,341
 1/16/2007                       $ 14,055                    $ 16,363
 1/17/2007                       $ 14,018                    $ 16,319
 1/18/2007                       $ 13,928                    $ 16,217
 1/19/2007                       $ 14,043                    $ 16,355
 1/20/2007                       $ 14,043                    $ 16,355
 1/21/2007                       $ 14,043                    $ 16,355
 1/22/2007                       $ 13,924                    $ 16,216
 1/23/2007                       $ 14,023                    $ 16,329
 1/24/2007                       $ 14,198                    $ 16,539
 1/25/2007                       $ 14,063                    $ 16,380
 1/26/2007                       $ 14,133                    $ 16,467
 1/27/2007                       $ 14,133                    $ 16,467
 1/28/2007                       $ 14,133                    $ 16,467
 1/29/2007                       $ 14,186                    $ 16,533
 1/30/2007                       $ 14,280                    $ 16,644
 1/31/2007                       $ 14,358                    $ 16,738
  2/1/2007                       $ 14,485                    $ 16,887
  2/2/2007                       $ 14,546                    $ 16,963
  2/3/2007                       $ 14,546                    $ 16,963
  2/4/2007                       $ 14,546                    $ 16,963
  2/5/2007                       $ 14,513                    $ 16,928
  2/6/2007                       $ 14,571                    $ 16,999
  2/7/2007                       $ 14,640                    $ 17,077
  2/8/2007                       $ 14,567                    $ 16,995
  2/9/2007                       $ 14,403                    $ 16,813
 2/10/2007                       $ 14,403                    $ 16,813
 2/11/2007                       $ 14,403                    $ 16,813
 2/12/2007                       $ 14,374                    $ 16,781
 2/13/2007                       $ 14,489                    $ 16,916
 2/14/2007                       $ 14,481                    $ 16,905
 2/15/2007                       $ 14,493                    $ 16,921
 2/16/2007                       $ 14,546                    $ 16,989
 2/17/2007                       $ 14,546                    $ 16,989
 2/18/2007                       $ 14,546                    $ 16,989
 2/19/2007                       $ 14,546                    $ 16,989
 2/20/2007                       $ 14,681                    $ 17,145
 2/21/2007                       $ 14,714                    $ 17,187
 2/22/2007                       $ 14,755                    $ 17,235
 2/23/2007                       $ 14,681                    $ 17,154
 2/24/2007                       $ 14,681                    $ 17,154
 2/25/2007                       $ 14,681                    $ 17,154
 2/26/2007                       $ 14,693                    $ 17,169
 2/27/2007                       $ 14,162                    $ 16,545
 2/28/2007                       $ 14,268                    $ 16,674
  3/1/2007                       $ 14,174                    $ 16,563
  3/2/2007                       $ 13,945                    $ 16,294
  3/3/2007                       $ 13,945                    $ 16,294
  3/4/2007                       $ 13,945                    $ 16,294
  3/5/2007                       $ 13,626                    $ 15,926
  3/6/2007                       $ 13,933                    $ 16,289
  3/7/2007                       $ 13,945                    $ 16,307
  3/8/2007                       $ 14,006                    $ 16,380
  3/9/2007                       $ 14,002                    $ 16,379
 3/10/2007                       $ 14,002                    $ 16,379
 3/11/2007                       $ 14,002                    $ 16,379
 3/12/2007                       $ 14,035                    $ 16,421
 3/13/2007                       $ 13,695                    $ 16,014
 3/14/2007                       $ 13,810                    $ 16,144
 3/15/2007                       $ 13,949                    $ 16,303
 3/16/2007                       $ 13,875                    $ 16,217
 3/17/2007                       $ 13,875                    $ 16,217
 3/18/2007                       $ 13,875                    $ 16,217
 3/19/2007                       $ 14,014                    $ 16,379
 3/20/2007                       $ 14,117                    $ 16,498
 3/21/2007                       $ 14,301                    $ 16,716
 3/22/2007                       $ 14,362                    $ 16,787
 3/23/2007                       $ 14,370                    $ 16,801
 3/24/2007                       $ 14,370                    $ 16,801
 3/25/2007                       $ 14,370                    $ 16,801
 3/26/2007                       $ 14,362                    $ 16,794
 3/27/2007                       $ 14,231                    $ 16,642
 3/28/2007                       $ 14,149                    $ 16,549
 3/29/2007                       $ 14,223                    $ 16,633
 3/30/2007                       $ 14,186                    $ 16,591
 3/31/2007                       $ 14,186                    $ 16,591

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                           S&P SMALLCAP
                             SMALL-CAP VALUE               600/CITIGROUP
   DATE                        FUND H-CLASS              PURE VALUE INDEX
 2/20/2004                       $ 10,000                    $ 10,000
 2/21/2004                       $ 10,000                    $ 10,000
 2/22/2004                       $ 10,000                    $ 10,000
 2/23/2004                       $  9,872                    $  9,856
 2/24/2004                       $  9,916                    $  9,907
 2/25/2004                       $ 10,020                    $ 10,005
 2/26/2004                       $ 10,080                    $ 10,060
 2/27/2004                       $ 10,120                    $ 10,134
 2/28/2004                       $ 10,120                    $ 10,134
 2/29/2004                       $ 10,120                    $ 10,134
  3/1/2004                       $ 10,284                    $ 10,288
  3/2/2004                       $ 10,232                    $ 10,204
  3/3/2004                       $ 10,252                    $ 10,205
  3/4/2004                       $ 10,368                    $ 10,347
  3/5/2004                       $ 10,360                    $ 10,326
  3/6/2004                       $ 10,360                    $ 10,326
  3/7/2004                       $ 10,360                    $ 10,326
  3/8/2004                       $ 10,296                    $ 10,255
  3/9/2004                       $ 10,208                    $ 10,155
 3/10/2004                       $ 10,036                    $  9,966
 3/11/2004                       $  9,928                    $  9,863
 3/12/2004                       $ 10,152                    $ 10,109
 3/13/2004                       $ 10,152                    $ 10,109
 3/14/2004                       $ 10,152                    $ 10,109
 3/15/2004                       $  9,924                    $  9,854
 3/16/2004                       $  9,888                    $  9,811
 3/17/2004                       $ 10,084                    $ 10,058
 3/18/2004                       $ 10,016                    $  9,989
 3/19/2004                       $  9,968                    $  9,973
 3/20/2004                       $  9,968                    $  9,973
 3/21/2004                       $  9,968                    $  9,973
 3/22/2004                       $  9,800                    $  9,803
 3/23/2004                       $  9,816                    $  9,829
 3/24/2004                       $  9,764                    $  9,781
 3/25/2004                       $  9,920                    $  9,943
 3/26/2004                       $  9,956                    $  9,992
 3/27/2004                       $  9,956                    $  9,992
 3/28/2004                       $  9,956                    $  9,992
 3/29/2004                       $ 10,124                    $ 10,194
 3/30/2004                       $ 10,228                    $ 10,302
 3/31/2004                       $ 10,248                    $ 10,316
  4/1/2004                       $ 10,312                    $ 10,385
  4/2/2004                       $ 10,404                    $ 10,548
  4/3/2004                       $ 10,404                    $ 10,548
  4/4/2004                       $ 10,404                    $ 10,548
  4/5/2004                       $ 10,432                    $ 10,555
  4/6/2004                       $ 10,368                    $ 10,481
  4/7/2004                       $ 10,400                    $ 10,494
  4/8/2004                       $ 10,312                    $ 10,386
  4/9/2004                       $ 10,312                    $ 10,386
 4/10/2004                       $ 10,312                    $ 10,386
 4/11/2004                       $ 10,312                    $ 10,386
 4/12/2004                       $ 10,364                    $ 10,466
 4/13/2004                       $ 10,128                    $ 10,215
 4/14/2004                       $ 10,064                    $ 10,145
 4/15/2004                       $ 10,064                    $ 10,129
 4/16/2004                       $ 10,168                    $ 10,265
 4/17/2004                       $ 10,168                    $ 10,265
 4/18/2004                       $ 10,168                    $ 10,265
 4/19/2004                       $ 10,172                    $ 10,268
 4/20/2004                       $ 10,028                    $ 10,137
 4/21/2004                       $ 10,148                    $ 10,245
 4/22/2004                       $ 10,332                    $ 10,426
 4/23/2004                       $ 10,280                    $ 10,407
 4/24/2004                       $ 10,280                    $ 10,407
 4/25/2004                       $ 10,280                    $ 10,407
 4/26/2004                       $ 10,228                    $ 10,336
 4/27/2004                       $ 10,264                    $ 10,379
 4/28/2004                       $ 10,068                    $ 10,131
 4/29/2004                       $  9,928                    $  9,966
 4/30/2004                       $  9,848                    $  9,855
  5/1/2004                       $  9,848                    $  9,855
  5/2/2004                       $  9,848                    $  9,855
  5/3/2004                       $  9,900                    $  9,886
  5/4/2004                       $  9,972                    $  9,976
  5/5/2004                       $  9,964                    $  9,951
  5/6/2004                       $  9,864                    $  9,828
  5/7/2004                       $  9,612                    $  9,525
  5/8/2004                       $  9,612                    $  9,525
  5/9/2004                       $  9,612                    $  9,525
 5/10/2004                       $  9,444                    $  9,353
 5/11/2004                       $  9,600                    $  9,499
 5/12/2004                       $  9,628                    $  9,537
 5/13/2004                       $  9,568                    $  9,443
 5/14/2004                       $  9,544                    $  9,384
 5/15/2004                       $  9,544                    $  9,384
 5/16/2004                       $  9,544                    $  9,384
 5/17/2004                       $  9,400                    $  9,224
 5/18/2004                       $  9,540                    $  9,408
 5/19/2004                       $  9,512                    $  9,384
 5/20/2004                       $  9,560                    $  9,443
 5/21/2004                       $  9,620                    $  9,533
 5/22/2004                       $  9,620                    $  9,533
 5/23/2004                       $  9,620                    $  9,533
 5/24/2004                       $  9,736                    $  9,623
 5/25/2004                       $  9,968                    $  9,860
 5/26/2004                       $  9,972                    $  9,853
 5/27/2004                       $  9,972                    $  9,854
 5/28/2004                       $  9,968                    $  9,858
 5/29/2004                       $  9,968                    $  9,858
 5/30/2004                       $  9,968                    $  9,858
 5/31/2004                       $  9,968                    $  9,858
  6/1/2004                       $ 10,024                    $  9,937
  6/2/2004                       $ 10,036                    $  9,961
  6/3/2004                       $  9,876                    $  9,808
  6/4/2004                       $  9,936                    $  9,862
  6/5/2004                       $  9,936                    $  9,862
  6/6/2004                       $  9,936                    $  9,862
  6/7/2004                       $ 10,144                    $ 10,088
  6/8/2004                       $ 10,148                    $ 10,133
  6/9/2004                       $ 10,020                    $  9,998
 6/10/2004                       $ 10,040                    $ 10,040
 6/11/2004                       $ 10,040                    $ 10,040
 6/12/2004                       $ 10,040                    $ 10,040
 6/13/2004                       $ 10,040                    $ 10,040
 6/14/2004                       $  9,872                    $  9,851
 6/15/2004                       $ 10,040                    $ 10,035
 6/16/2004                       $ 10,084                    $ 10,091
 6/17/2004                       $ 10,124                    $ 10,160
 6/18/2004                       $ 10,156                    $ 10,209
 6/19/2004                       $ 10,156                    $ 10,209
 6/20/2004                       $ 10,156                    $ 10,209
 6/21/2004                       $ 10,128                    $ 10,199
 6/22/2004                       $ 10,168                    $ 10,236
 6/23/2004                       $ 10,288                    $ 10,368
 6/24/2004                       $ 10,252                    $ 10,326
 6/25/2004                       $ 10,352                    $ 10,486
 6/26/2004                       $ 10,352                    $ 10,486
 6/27/2004                       $ 10,352                    $ 10,486
 6/28/2004                       $ 10,332                    $ 10,476
 6/29/2004                       $ 10,432                    $ 10,597
 6/30/2004                       $ 10,496                    $ 10,643
  7/1/2004                       $ 10,376                    $ 10,513
  7/2/2004                       $ 10,404                    $ 10,540
  7/3/2004                       $ 10,404                    $ 10,540
  7/4/2004                       $ 10,404                    $ 10,540
  7/5/2004                       $ 10,404                    $ 10,540
  7/6/2004                       $ 10,264                    $ 10,402
  7/7/2004                       $ 10,272                    $ 10,401
  7/8/2004                       $ 10,104                    $ 10,210
  7/9/2004                       $ 10,144                    $ 10,216
 7/10/2004                       $ 10,144                    $ 10,216
 7/11/2004                       $ 10,144                    $ 10,216
 7/12/2004                       $ 10,132                    $ 10,212
 7/13/2004                       $ 10,168                    $ 10,246
 7/14/2004                       $ 10,116                    $ 10,218
 7/15/2004                       $ 10,156                    $ 10,248
 7/16/2004                       $ 10,092                    $ 10,188
 7/17/2004                       $ 10,092                    $ 10,188
 7/18/2004                       $ 10,092                    $ 10,188
 7/19/2004                       $ 10,080                    $ 10,184
 7/20/2004                       $ 10,220                    $ 10,319
 7/21/2004                       $  9,988                    $ 10,070
 7/22/2004                       $  9,900                    $  9,928
 7/23/2004                       $  9,828                    $  9,858
 7/24/2004                       $  9,828                    $  9,858
 7/25/2004                       $  9,828                    $  9,858
 7/26/2004                       $  9,760                    $  9,769
 7/27/2004                       $  9,920                    $  9,968
 7/28/2004                       $  9,864                    $  9,963
 7/29/2004                       $ 10,000                    $ 10,136
 7/30/2004                       $ 10,004                    $ 10,153
 7/31/2004                       $ 10,004                    $ 10,153
  8/1/2004                       $ 10,004                    $ 10,153
  8/2/2004                       $ 10,044                    $ 10,176
  8/3/2004                       $  9,920                    $ 10,059
  8/4/2004                       $  9,928                    $ 10,058
  8/5/2004                       $  9,760                    $  9,839
  8/6/2004                       $  9,552                    $  9,632
  8/7/2004                       $  9,552                    $  9,632
  8/8/2004                       $  9,552                    $  9,632
  8/9/2004                       $  9,552                    $  9,622
 8/10/2004                       $  9,744                    $  9,813
 8/11/2004                       $  9,728                    $  9,809
 8/12/2004                       $  9,532                    $  9,620
 8/13/2004                       $  9,544                    $  9,624
 8/14/2004                       $  9,544                    $  9,624
 8/15/2004                       $  9,544                    $  9,624
 8/16/2004                       $  9,756                    $  9,835
 8/17/2004                       $  9,776                    $  9,844
 8/18/2004                       $  9,932                    $  9,975
 8/19/2004                       $  9,880                    $  9,937
 8/20/2004                       $ 10,056                    $ 10,096
 8/21/2004                       $ 10,056                    $ 10,096
 8/22/2004                       $ 10,056                    $ 10,096
 8/23/2004                       $  9,956                    $  9,991
 8/24/2004                       $ 10,012                    $ 10,026
 8/25/2004                       $ 10,052                    $ 10,054
 8/26/2004                       $ 10,036                    $ 10,073
 8/27/2004                       $ 10,108                    $ 10,133
 8/28/2004                       $ 10,108                    $ 10,133
 8/29/2004                       $ 10,108                    $ 10,133
 8/30/2004                       $  9,984                    $ 10,041
 8/31/2004                       $ 10,040                    $ 10,095
  9/1/2004                       $ 10,112                    $ 10,155
  9/2/2004                       $ 10,260                    $ 10,306
  9/3/2004                       $ 10,196                    $ 10,247
  9/4/2004                       $ 10,196                    $ 10,247
  9/5/2004                       $ 10,196                    $ 10,247
  9/6/2004                       $ 10,196                    $ 10,247
  9/7/2004                       $ 10,324                    $ 10,384
  9/8/2004                       $ 10,232                    $ 10,293
  9/9/2004                       $ 10,360                    $ 10,434
 9/10/2004                       $ 10,400                    $ 10,453
 9/11/2004                       $ 10,400                    $ 10,453
 9/12/2004                       $ 10,400                    $ 10,453
 9/13/2004                       $ 10,448                    $ 10,462
 9/14/2004                       $ 10,388                    $ 10,423
 9/15/2004                       $ 10,344                    $ 10,368
 9/16/2004                       $ 10,456                    $ 10,482
 9/17/2004                       $ 10,460                    $ 10,468
 9/18/2004                       $ 10,460                    $ 10,468
 9/19/2004                       $ 10,460                    $ 10,468
 9/20/2004                       $ 10,404                    $ 10,387
 9/21/2004                       $ 10,536                    $ 10,514
 9/22/2004                       $ 10,352                    $ 10,330
 9/23/2004                       $ 10,352                    $ 10,330
 9/24/2004                       $ 10,348                    $ 10,363
 9/25/2004                       $ 10,348                    $ 10,363
 9/26/2004                       $ 10,348                    $ 10,363
 9/27/2004                       $ 10,252                    $ 10,249
 9/28/2004                       $ 10,360                    $ 10,395
 9/29/2004                       $ 10,472                    $ 10,497
 9/30/2004                       $ 10,508                    $ 10,549
 10/1/2004                       $ 10,732                    $ 10,787
 10/2/2004                       $ 10,732                    $ 10,787
 10/3/2004                       $ 10,732                    $ 10,787
 10/4/2004                       $ 10,796                    $ 10,861
 10/5/2004                       $ 10,760                    $ 10,813
 10/6/2004                       $ 10,868                    $ 10,935
 10/7/2004                       $ 10,664                    $ 10,754
 10/8/2004                       $ 10,564                    $ 10,663
 10/9/2004                       $ 10,564                    $ 10,663
10/10/2004                       $ 10,564                    $ 10,663
10/11/2004                       $ 10,560                    $ 10,654
10/12/2004                       $ 10,576                    $ 10,649
10/13/2004                       $ 10,428                    $ 10,431
10/14/2004                       $ 10,296                    $ 10,276
10/15/2004                       $ 10,380                    $ 10,371
10/16/2004                       $ 10,380                    $ 10,371
10/17/2004                       $ 10,380                    $ 10,371
10/18/2004                       $ 10,388                    $ 10,345
10/19/2004                       $ 10,292                    $ 10,193
10/20/2004                       $ 10,312                    $ 10,198
10/21/2004                       $ 10,436                    $ 10,328
10/22/2004                       $ 10,256                    $ 10,168
10/23/2004                       $ 10,256                    $ 10,168
10/24/2004                       $ 10,256                    $ 10,168
10/25/2004                       $ 10,324                    $ 10,265
10/26/2004                       $ 10,488                    $ 10,446
10/27/2004                       $ 10,644                    $ 10,559
10/28/2004                       $ 10,596                    $ 10,488
10/29/2004                       $ 10,564                    $ 10,464
10/30/2004                       $ 10,564                    $ 10,464
10/31/2004                       $ 10,564                    $ 10,464
 11/1/2004                       $ 10,636                    $ 10,532
 11/2/2004                       $ 10,604                    $ 10,524
 11/3/2004                       $ 10,776                    $ 10,706
 11/4/2004                       $ 10,904                    $ 10,858
 11/5/2004                       $ 10,928                    $ 10,902
 11/6/2004                       $ 10,928                    $ 10,902
 11/7/2004                       $ 10,928                    $ 10,902
 11/8/2004                       $ 10,884                    $ 10,863
 11/9/2004                       $ 10,964                    $ 10,984
11/10/2004                       $ 11,004                    $ 11,029
11/11/2004                       $ 11,124                    $ 11,163
11/12/2004                       $ 11,220                    $ 11,253
11/13/2004                       $ 11,220                    $ 11,253
11/14/2004                       $ 11,220                    $ 11,253
11/15/2004                       $ 11,244                    $ 11,287
11/16/2004                       $ 11,144                    $ 11,204
11/17/2004                       $ 11,252                    $ 11,338
11/18/2004                       $ 11,244                    $ 11,316
11/19/2004                       $ 11,124                    $ 11,235
11/20/2004                       $ 11,124                    $ 11,235
11/21/2004                       $ 11,124                    $ 11,235
11/22/2004                       $ 11,276                    $ 11,417
11/23/2004                       $ 11,328                    $ 11,454
11/24/2004                       $ 11,432                    $ 11,529
11/25/2004                       $ 11,432                    $ 11,529
11/26/2004                       $ 11,456                    $ 11,577
11/27/2004                       $ 11,456                    $ 11,577
11/28/2004                       $ 11,456                    $ 11,577
11/29/2004                       $ 11,528                    $ 11,676
11/30/2004                       $ 11,500                    $ 11,664
 12/1/2004                       $ 11,676                    $ 11,802
 12/2/2004                       $ 11,600                    $ 11,729
 12/3/2004                       $ 11,588                    $ 11,711
 12/4/2004                       $ 11,588                    $ 11,711
 12/5/2004                       $ 11,588                    $ 11,711
 12/6/2004                       $ 11,532                    $ 11,626
 12/7/2004                       $ 11,292                    $ 11,364
 12/8/2004                       $ 11,372                    $ 11,456
 12/9/2004                       $ 11,364                    $ 11,458
12/10/2004                       $ 11,404                    $ 11,513
12/11/2004                       $ 11,404                    $ 11,513
12/12/2004                       $ 11,404                    $ 11,513
12/13/2004                       $ 11,485                    $ 11,602
12/14/2004                       $ 11,545                    $ 11,646
12/15/2004                       $ 11,653                    $ 11,761
12/16/2004                       $ 11,553                    $ 11,707
12/17/2004                       $ 11,557                    $ 11,736
12/18/2004                       $ 11,557                    $ 11,736
12/19/2004                       $ 11,557                    $ 11,736
12/20/2004                       $ 11,465                    $ 11,687
12/21/2004                       $ 11,609                    $ 11,907
12/22/2004                       $ 11,653                    $ 11,932
12/23/2004                       $ 11,645                    $ 11,935
12/24/2004                       $ 11,645                    $ 11,935
12/25/2004                       $ 11,645                    $ 11,935
12/26/2004                       $ 11,645                    $ 11,935
12/27/2004                       $ 11,529                    $ 11,816
12/28/2004                       $ 11,710                    $ 12,023
12/29/2004                       $ 11,702                    $ 12,018
12/30/2004                       $ 11,690                    $ 11,979
12/31/2004                       $ 11,686                    $ 11,994
  1/1/2005                       $ 11,686                    $ 11,994
  1/2/2005                       $ 11,686                    $ 11,994
  1/3/2005                       $ 11,469                    $ 11,769
  1/4/2005                       $ 11,272                    $ 11,579
  1/5/2005                       $ 11,075                    $ 11,369
  1/6/2005                       $ 11,103                    $ 11,388
  1/7/2005                       $ 10,978                    $ 11,294
  1/8/2005                       $ 10,978                    $ 11,294
  1/9/2005                       $ 10,978                    $ 11,294
 1/10/2005                       $ 11,067                    $ 11,404
 1/11/2005                       $ 10,954                    $ 11,256
 1/12/2005                       $ 10,990                    $ 11,284
 1/13/2005                       $ 10,922                    $ 11,243
 1/14/2005                       $ 11,103                    $ 11,489
 1/15/2005                       $ 11,103                    $ 11,489
 1/16/2005                       $ 11,103                    $ 11,489
 1/17/2005                       $ 11,103                    $ 11,489
 1/18/2005                       $ 11,219                    $ 11,639
 1/19/2005                       $ 11,111                    $ 11,499
 1/20/2005                       $ 11,019                    $ 11,388
 1/21/2005                       $ 10,990                    $ 11,362
 1/22/2005                       $ 10,990                    $ 11,362
 1/23/2005                       $ 10,990                    $ 11,362
 1/24/2005                       $ 10,898                    $ 11,266
 1/25/2005                       $ 10,922                    $ 11,306
 1/26/2005                       $ 11,107                    $ 11,475
 1/27/2005                       $ 11,123                    $ 11,505
 1/28/2005                       $ 11,047                    $ 11,395
 1/29/2005                       $ 11,047                    $ 11,395
 1/30/2005                       $ 11,047                    $ 11,395
 1/31/2005                       $ 11,260                    $ 11,667
  2/1/2005                       $ 11,352                    $ 11,756
  2/2/2005                       $ 11,424                    $ 11,850
  2/3/2005                       $ 11,396                    $ 11,829
  2/4/2005                       $ 11,537                    $ 11,932
  2/5/2005                       $ 11,537                    $ 11,932
  2/6/2005                       $ 11,537                    $ 11,932
  2/7/2005                       $ 11,549                    $ 11,986
  2/8/2005                       $ 11,577                    $ 12,026
  2/9/2005                       $ 11,380                    $ 11,800
 2/10/2005                       $ 11,408                    $ 11,803
 2/11/2005                       $ 11,501                    $ 11,907
 2/12/2005                       $ 11,501                    $ 11,907
 2/13/2005                       $ 11,501                    $ 11,907
 2/14/2005                       $ 11,505                    $ 11,943
 2/15/2005                       $ 11,501                    $ 11,930
 2/16/2005                       $ 11,581                    $ 12,061
 2/17/2005                       $ 11,453                    $ 11,932
 2/18/2005                       $ 11,461                    $ 11,952
 2/19/2005                       $ 11,461                    $ 11,952
 2/20/2005                       $ 11,461                    $ 11,952
 2/21/2005                       $ 11,461                    $ 11,952
 2/22/2005                       $ 11,248                    $ 11,669
 2/23/2005                       $ 11,304                    $ 11,741
 2/24/2005                       $ 11,436                    $ 11,895
 2/25/2005                       $ 11,633                    $ 12,134
 2/26/2005                       $ 11,633                    $ 12,134
 2/27/2005                       $ 11,633                    $ 12,134
 2/28/2005                       $ 11,589                    $ 12,082
  3/1/2005                       $ 11,694                    $ 12,196
  3/2/2005                       $ 11,649                    $ 12,167
  3/3/2005                       $ 11,690                    $ 12,217
  3/4/2005                       $ 11,838                    $ 12,421
  3/5/2005                       $ 11,838                    $ 12,421
  3/6/2005                       $ 11,838                    $ 12,421
  3/7/2005                       $ 11,822                    $ 12,391
  3/8/2005                       $ 11,734                    $ 12,260
  3/9/2005                       $ 11,597                    $ 12,099
 3/10/2005                       $ 11,517                    $ 11,975
 3/11/2005                       $ 11,529                    $ 12,055
 3/12/2005                       $ 11,529                    $ 12,055
 3/13/2005                       $ 11,529                    $ 12,055
 3/14/2005                       $ 11,581                    $ 12,074
 3/15/2005                       $ 11,541                    $ 12,114
 3/16/2005                       $ 11,481                    $ 12,057
 3/17/2005                       $ 11,525                    $ 12,142
 3/18/2005                       $ 11,489                    $ 12,078
 3/19/2005                       $ 11,489                    $ 12,078
 3/20/2005                       $ 11,489                    $ 12,078
 3/21/2005                       $ 11,469                    $ 12,044
 3/22/2005                       $ 11,408                    $ 12,016
 3/23/2005                       $ 11,292                    $ 11,858
 3/24/2005                       $ 11,344                    $ 11,977
 3/25/2005                       $ 11,344                    $ 11,977
 3/26/2005                       $ 11,344                    $ 11,977
 3/27/2005                       $ 11,344                    $ 11,977
 3/28/2005                       $ 11,340                    $ 11,918
 3/29/2005                       $ 11,159                    $ 11,684
 3/30/2005                       $ 11,348                    $ 11,888
 3/31/2005                       $ 11,348                    $ 11,894
  4/1/2005                       $ 11,268                    $ 11,826
  4/2/2005                       $ 11,268                    $ 11,826
  4/3/2005                       $ 11,268                    $ 11,826
  4/4/2005                       $ 11,320                    $ 11,906
  4/5/2005                       $ 11,316                    $ 11,932
  4/6/2005                       $ 11,304                    $ 11,930
  4/7/2005                       $ 11,408                    $ 12,034
  4/8/2005                       $ 11,260                    $ 11,872
  4/9/2005                       $ 11,260                    $ 11,872
 4/10/2005                       $ 11,260                    $ 11,872
 4/11/2005                       $ 11,191                    $ 11,815
 4/12/2005                       $ 11,332                    $ 11,958
 4/13/2005                       $ 11,139                    $ 11,732
 4/14/2005                       $ 10,938                    $ 11,472
 4/15/2005                       $ 10,729                    $ 11,238
 4/16/2005                       $ 10,729                    $ 11,238
 4/17/2005                       $ 10,729                    $ 11,238
 4/18/2005                       $ 10,818                    $ 11,361
 4/19/2005                       $ 10,974                    $ 11,548
 4/20/2005                       $ 10,773                    $ 11,327
 4/21/2005                       $ 10,982                    $ 11,529
 4/22/2005                       $ 10,846                    $ 11,365
 4/23/2005                       $ 10,846                    $ 11,365
 4/24/2005                       $ 10,846                    $ 11,365
 4/25/2005                       $ 10,974                    $ 11,508
 4/26/2005                       $ 10,842                    $ 11,419
 4/27/2005                       $ 10,850                    $ 11,359
 4/28/2005                       $ 10,637                    $ 11,082
 4/29/2005                       $ 10,709                    $ 11,151
 4/30/2005                       $ 10,709                    $ 11,151
  5/1/2005                       $ 10,709                    $ 11,151
  5/2/2005                       $ 10,822                    $ 11,264
  5/3/2005                       $ 10,781                    $ 11,217
  5/4/2005                       $ 10,974                    $ 11,453
  5/5/2005                       $ 10,934                    $ 11,408
  5/6/2005                       $ 10,966                    $ 11,464
  5/7/2005                       $ 10,966                    $ 11,464
  5/8/2005                       $ 10,966                    $ 11,464
  5/9/2005                       $ 11,067                    $ 11,579
 5/10/2005                       $ 10,942                    $ 11,502
 5/11/2005                       $ 10,974                    $ 11,537
 5/12/2005                       $ 10,818                    $ 11,317
 5/13/2005                       $ 10,713                    $ 11,183
 5/14/2005                       $ 10,713                    $ 11,183
 5/15/2005                       $ 10,713                    $ 11,183
 5/16/2005                       $ 10,910                    $ 11,363
 5/17/2005                       $ 10,958                    $ 11,432
 5/18/2005                       $ 11,191                    $ 11,716
 5/19/2005                       $ 11,228                    $ 11,736
 5/20/2005                       $ 11,211                    $ 11,741
 5/21/2005                       $ 11,211                    $ 11,741
 5/22/2005                       $ 11,211                    $ 11,741
 5/23/2005                       $ 11,268                    $ 11,818
 5/24/2005                       $ 11,264                    $ 11,810
 5/25/2005                       $ 11,135                    $ 11,710
 5/26/2005                       $ 11,288                    $ 11,889
 5/27/2005                       $ 11,324                    $ 11,948
 5/28/2005                       $ 11,324                    $ 11,948
 5/29/2005                       $ 11,324                    $ 11,948
 5/30/2005                       $ 11,324                    $ 11,948
 5/31/2005                       $ 11,312                    $ 11,947
  6/1/2005                       $ 11,457                    $ 12,107
  6/2/2005                       $ 11,497                    $ 12,149
  6/3/2005                       $ 11,404                    $ 12,055
  6/4/2005                       $ 11,404                    $ 12,055
  6/5/2005                       $ 11,404                    $ 12,055
  6/6/2005                       $ 11,465                    $ 12,133
  6/7/2005                       $ 11,521                    $ 12,192
  6/8/2005                       $ 11,461                    $ 12,135
  6/9/2005                       $ 11,553                    $ 12,198
 6/10/2005                       $ 11,549                    $ 12,219
 6/11/2005                       $ 11,549                    $ 12,219
 6/12/2005                       $ 11,549                    $ 12,219
 6/13/2005                       $ 11,597                    $ 12,308
 6/14/2005                       $ 11,726                    $ 12,441
 6/15/2005                       $ 11,794                    $ 12,529
 6/16/2005                       $ 11,887                    $ 12,650
 6/17/2005                       $ 11,850                    $ 12,610
 6/18/2005                       $ 11,850                    $ 12,610
 6/19/2005                       $ 11,850                    $ 12,610
 6/20/2005                       $ 11,806                    $ 12,597
 6/21/2005                       $ 11,778                    $ 12,563
 6/22/2005                       $ 11,814                    $ 12,598
 6/23/2005                       $ 11,662                    $ 12,350
 6/24/2005                       $ 11,525                    $ 12,170
 6/25/2005                       $ 11,525                    $ 12,170
 6/26/2005                       $ 11,525                    $ 12,170
 6/27/2005                       $ 11,505                    $ 12,199
 6/28/2005                       $ 11,734                    $ 12,452
 6/29/2005                       $ 11,770                    $ 12,528
 6/30/2005                       $ 11,726                    $ 12,443
  7/1/2005                       $ 11,786                    $ 12,480
  7/2/2005                       $ 11,786                    $ 12,480
  7/3/2005                       $ 11,786                    $ 12,480
  7/4/2005                       $ 11,786                    $ 12,480
  7/5/2005                       $ 11,967                    $ 12,668
  7/6/2005                       $ 11,866                    $ 12,570
  7/7/2005                       $ 11,883                    $ 12,611
  7/8/2005                       $ 12,100                    $ 12,845
  7/9/2005                       $ 12,100                    $ 12,845
 7/10/2005                       $ 12,100                    $ 12,845
 7/11/2005                       $ 12,244                    $ 13,031
 7/12/2005                       $ 12,244                    $ 12,997
 7/13/2005                       $ 12,196                    $ 12,979
 7/14/2005                       $ 12,132                    $ 12,859
 7/15/2005                       $ 12,128                    $ 12,855
 7/16/2005                       $ 12,128                    $ 12,855
 7/17/2005                       $ 12,128                    $ 12,855
 7/18/2005                       $ 12,039                    $ 12,792
 7/19/2005                       $ 12,228                    $ 13,052
 7/20/2005                       $ 12,401                    $ 13,236
 7/21/2005                       $ 12,204                    $ 13,045
 7/22/2005                       $ 12,393                    $ 13,253
 7/23/2005                       $ 12,393                    $ 13,253
 7/24/2005                       $ 12,393                    $ 13,253
 7/25/2005                       $ 12,280                    $ 13,086
 7/26/2005                       $ 12,329                    $ 13,210
 7/27/2005                       $ 12,333                    $ 13,189
 7/28/2005                       $ 12,461                    $ 13,419
 7/29/2005                       $ 12,397                    $ 13,341
 7/30/2005                       $ 12,397                    $ 13,341
 7/31/2005                       $ 12,397                    $ 13,341
  8/1/2005                       $ 12,441                    $ 13,390
  8/2/2005                       $ 12,586                    $ 13,571
  8/3/2005                       $ 12,501                    $ 13,504
  8/4/2005                       $ 12,296                    $ 13,244
  8/5/2005                       $ 12,144                    $ 13,006
  8/6/2005                       $ 12,144                    $ 13,006
  8/7/2005                       $ 12,144                    $ 13,006
  8/8/2005                       $ 12,083                    $ 12,952
  8/9/2005                       $ 12,100                    $ 12,987
 8/10/2005                       $ 12,100                    $ 13,055
 8/11/2005                       $ 12,228                    $ 13,183
 8/12/2005                       $ 12,083                    $ 13,021
 8/13/2005                       $ 12,083                    $ 13,021
 8/14/2005                       $ 12,083                    $ 13,021
 8/15/2005                       $ 12,152                    $ 13,118
 8/16/2005                       $ 11,995                    $ 12,917
 8/17/2005                       $ 11,979                    $ 12,899
 8/18/2005                       $ 11,923                    $ 12,821
 8/19/2005                       $ 11,935                    $ 12,868
 8/20/2005                       $ 11,935                    $ 12,868
 8/21/2005                       $ 11,935                    $ 12,868
 8/22/2005                       $ 12,023                    $ 13,001
 8/23/2005                       $ 11,959                    $ 12,921
 8/24/2005                       $ 11,935                    $ 12,906
 8/25/2005                       $ 11,991                    $ 12,987
 8/26/2005                       $ 11,802                    $ 12,788
 8/27/2005                       $ 11,802                    $ 12,788
 8/28/2005                       $ 11,802                    $ 12,788
 8/29/2005                       $ 11,927                    $ 12,946
 8/30/2005                       $ 11,891                    $ 12,937
 8/31/2005                       $ 12,132                    $ 13,286
  9/1/2005                       $ 12,160                    $ 13,339
  9/2/2005                       $ 12,079                    $ 13,265
  9/3/2005                       $ 12,079                    $ 13,265
  9/4/2005                       $ 12,079                    $ 13,265
  9/5/2005                       $ 12,079                    $ 13,265
  9/6/2005                       $ 12,244                    $ 13,501
  9/7/2005                       $ 12,252                    $ 13,521
  9/8/2005                       $ 12,196                    $ 13,387
  9/9/2005                       $ 12,292                    $ 13,549
 9/10/2005                       $ 12,292                    $ 13,549
 9/11/2005                       $ 12,292                    $ 13,549
 9/12/2005                       $ 12,329                    $ 13,574
 9/13/2005                       $ 12,204                    $ 13,437
 9/14/2005                       $ 12,112                    $ 13,324
 9/15/2005                       $ 12,116                    $ 13,355
 9/16/2005                       $ 12,204                    $ 13,455
 9/17/2005                       $ 12,204                    $ 13,455
 9/18/2005                       $ 12,204                    $ 13,455
 9/19/2005                       $ 12,140                    $ 13,341
 9/20/2005                       $ 12,007                    $ 13,187
 9/21/2005                       $ 11,838                    $ 13,003
 9/22/2005                       $ 11,842                    $ 12,983
 9/23/2005                       $ 11,907                    $ 13,052
 9/24/2005                       $ 11,907                    $ 13,052
 9/25/2005                       $ 11,907                    $ 13,052
 9/26/2005                       $ 11,987                    $ 13,163
 9/27/2005                       $ 11,987                    $ 13,180
 9/28/2005                       $ 11,927                    $ 13,100
 9/29/2005                       $ 12,096                    $ 13,245
 9/30/2005                       $ 12,132                    $ 13,284
 10/1/2005                       $ 12,132                    $ 13,284
 10/2/2005                       $ 12,132                    $ 13,284
 10/3/2005                       $ 12,180                    $ 13,326
 10/4/2005                       $ 12,059                    $ 13,217
 10/5/2005                       $ 11,722                    $ 12,872
 10/6/2005                       $ 11,645                    $ 12,854
 10/7/2005                       $ 11,746                    $ 12,942
 10/8/2005                       $ 11,746                    $ 12,942
 10/9/2005                       $ 11,746                    $ 12,942
10/10/2005                       $ 11,625                    $ 12,804
10/11/2005                       $ 11,489                    $ 12,631
10/12/2005                       $ 11,364                    $ 12,473
10/13/2005                       $ 11,392                    $ 12,526
10/14/2005                       $ 11,537                    $ 12,629
10/15/2005                       $ 11,537                    $ 12,629
10/16/2005                       $ 11,537                    $ 12,629
10/17/2005                       $ 11,525                    $ 12,630
10/18/2005                       $ 11,404                    $ 12,545
10/19/2005                       $ 11,641                    $ 12,780
10/20/2005                       $ 11,408                    $ 12,557
10/21/2005                       $ 11,517                    $ 12,606
10/22/2005                       $ 11,517                    $ 12,606
10/23/2005                       $ 11,517                    $ 12,606
10/24/2005                       $ 11,770                    $ 12,858
10/25/2005                       $ 11,670                    $ 12,725
10/26/2005                       $ 11,581                    $ 12,665
10/27/2005                       $ 11,348                    $ 12,456
10/28/2005                       $ 11,589                    $ 12,691
10/29/2005                       $ 11,589                    $ 12,691
10/30/2005                       $ 11,589                    $ 12,691
10/31/2005                       $ 11,762                    $ 12,901
 11/1/2005                       $ 11,730                    $ 12,855
 11/2/2005                       $ 11,971                    $ 13,097
 11/3/2005                       $ 11,975                    $ 13,099
 11/4/2005                       $ 11,967                    $ 13,098
 11/5/2005                       $ 11,967                    $ 13,098
 11/6/2005                       $ 11,967                    $ 13,098
 11/7/2005                       $ 12,031                    $ 13,212
 11/8/2005                       $ 11,931                    $ 13,086
 11/9/2005                       $ 11,975                    $ 13,158
11/10/2005                       $ 12,059                    $ 13,248
11/11/2005                       $ 12,075                    $ 13,245
11/12/2005                       $ 12,075                    $ 13,245
11/13/2005                       $ 12,075                    $ 13,245
11/14/2005                       $ 12,035                    $ 13,184
11/15/2005                       $ 11,895                    $ 12,989
11/16/2005                       $ 11,874                    $ 12,919
11/17/2005                       $ 12,079                    $ 13,117
11/18/2005                       $ 12,144                    $ 13,217
11/19/2005                       $ 12,144                    $ 13,217
11/20/2005                       $ 12,144                    $ 13,217
11/21/2005                       $ 12,248                    $ 13,368
11/22/2005                       $ 12,296                    $ 13,400
11/23/2005                       $ 12,333                    $ 13,478
11/24/2005                       $ 12,333                    $ 13,478
11/25/2005                       $ 12,333                    $ 13,491
11/26/2005                       $ 12,333                    $ 13,491
11/27/2005                       $ 12,333                    $ 13,491
11/28/2005                       $ 12,120                    $ 13,295
11/29/2005                       $ 12,184                    $ 13,354
11/30/2005                       $ 12,240                    $ 13,421
 12/1/2005                       $ 12,457                    $ 13,624
 12/2/2005                       $ 12,429                    $ 13,617
 12/3/2005                       $ 12,429                    $ 13,617
 12/4/2005                       $ 12,429                    $ 13,617
 12/5/2005                       $ 12,369                    $ 13,578
 12/6/2005                       $ 12,401                    $ 13,608
 12/7/2005                       $ 12,308                    $ 13,528
 12/8/2005                       $ 12,333                    $ 13,542
 12/9/2005                       $ 12,381                    $ 13,615
12/10/2005                       $ 12,381                    $ 13,615
12/11/2005                       $ 12,381                    $ 13,615
12/12/2005                       $ 12,389                    $ 13,591
12/13/2005                       $ 12,393                    $ 13,582
12/14/2005                       $ 12,425                    $ 13,584
12/15/2005                       $ 12,300                    $ 13,474
12/16/2005                       $ 12,212                    $ 13,500
12/17/2005                       $ 12,212                    $ 13,500
12/18/2005                       $ 12,212                    $ 13,500
12/19/2005                       $ 12,063                    $ 13,383
12/20/2005                       $ 12,047                    $ 13,366
12/21/2005                       $ 12,124                    $ 13,444
12/22/2005                       $ 12,128                    $ 13,452
12/23/2005                       $ 12,194                    $ 13,528
12/24/2005                       $ 12,194                    $ 13,528
12/25/2005                       $ 12,194                    $ 13,528
12/26/2005                       $ 12,194                    $ 13,528
12/27/2005                       $ 12,030                    $ 13,349
12/28/2005                       $ 12,124                    $ 13,452
12/29/2005                       $ 12,128                    $ 13,459
12/30/2005                       $ 12,059                    $ 13,384
12/31/2005                       $ 12,059                    $ 13,384
  1/1/2006                       $ 12,059                    $ 13,384
  1/2/2006                       $ 12,059                    $ 13,384
  1/3/2006                       $ 12,185                    $ 13,524
  1/4/2006                       $ 12,243                    $ 13,589
  1/5/2006                       $ 12,288                    $ 13,640
  1/6/2006                       $ 12,386                    $ 13,753
  1/7/2006                       $ 12,386                    $ 13,753
  1/8/2006                       $ 12,386                    $ 13,753
  1/9/2006                       $ 12,516                    $ 13,899
 1/10/2006                       $ 12,631                    $ 14,028
 1/11/2006                       $ 12,582                    $ 13,975
 1/12/2006                       $ 12,492                    $ 13,878
 1/13/2006                       $ 12,529                    $ 13,922
 1/14/2006                       $ 12,529                    $ 13,922
 1/15/2006                       $ 12,529                    $ 13,922
 1/16/2006                       $ 12,529                    $ 13,922
 1/17/2006                       $ 12,455                    $ 13,840
 1/18/2006                       $ 12,565                    $ 13,968
 1/19/2006                       $ 12,704                    $ 14,130
 1/20/2006                       $ 12,582                    $ 13,996
 1/21/2006                       $ 12,582                    $ 13,996
 1/22/2006                       $ 12,582                    $ 13,996
 1/23/2006                       $ 12,631                    $ 14,051
 1/24/2006                       $ 12,823                    $ 14,266
 1/25/2006                       $ 12,852                    $ 14,300
 1/26/2006                       $ 13,084                    $ 14,564
 1/27/2006                       $ 13,138                    $ 14,625
 1/28/2006                       $ 13,138                    $ 14,625
 1/29/2006                       $ 13,138                    $ 14,625
 1/30/2006                       $ 13,076                    $ 14,554
 1/31/2006                       $ 13,129                    $ 14,617
  2/1/2006                       $ 13,138                    $ 14,626
  2/2/2006                       $ 12,954                    $ 14,418
  2/3/2006                       $ 12,868                    $ 14,325
  2/4/2006                       $ 12,868                    $ 14,325
  2/5/2006                       $ 12,868                    $ 14,325
  2/6/2006                       $ 12,954                    $ 14,423
  2/7/2006                       $ 12,815                    $ 14,267
  2/8/2006                       $ 12,901                    $ 14,361
  2/9/2006                       $ 12,835                    $ 14,292
 2/10/2006                       $ 12,843                    $ 14,300
 2/11/2006                       $ 12,843                    $ 14,300
 2/12/2006                       $ 12,843                    $ 14,300
 2/13/2006                       $ 12,721                    $ 14,165
 2/14/2006                       $ 12,929                    $ 14,400
 2/15/2006                       $ 13,011                    $ 14,490
 2/16/2006                       $ 13,121                    $ 14,614
 2/17/2006                       $ 13,138                    $ 14,635
 2/18/2006                       $ 13,138                    $ 14,635
 2/19/2006                       $ 13,138                    $ 14,635
 2/20/2006                       $ 13,138                    $ 14,635
 2/21/2006                       $ 13,015                    $ 14,502
 2/22/2006                       $ 13,138                    $ 14,641
 2/23/2006                       $ 13,093                    $ 14,588
 2/24/2006                       $ 13,166                    $ 14,675
 2/25/2006                       $ 13,166                    $ 14,675
 2/26/2006                       $ 13,166                    $ 14,675
 2/27/2006                       $ 13,276                    $ 14,800
 2/28/2006                       $ 13,068                    $ 14,566
  3/1/2006                       $ 13,219                    $ 14,740
  3/2/2006                       $ 13,138                    $ 14,648
  3/3/2006                       $ 13,089                    $ 14,600
  3/4/2006                       $ 13,089                    $ 14,600
  3/5/2006                       $ 13,089                    $ 14,600
  3/6/2006                       $ 13,023                    $ 14,527
  3/7/2006                       $ 12,839                    $ 14,322
  3/8/2006                       $ 12,864                    $ 14,351
  3/9/2006                       $ 12,807                    $ 14,287
 3/10/2006                       $ 12,999                    $ 14,503
 3/11/2006                       $ 12,999                    $ 14,503
 3/12/2006                       $ 12,999                    $ 14,503
 3/13/2006                       $ 13,007                    $ 14,515
 3/14/2006                       $ 13,121                    $ 14,642
 3/15/2006                       $ 13,187                    $ 14,717
 3/16/2006                       $ 13,232                    $ 14,772
 3/17/2006                       $ 13,305                    $ 14,857
 3/18/2006                       $ 13,305                    $ 14,857
 3/19/2006                       $ 13,305                    $ 14,857
 3/20/2006                       $ 13,342                    $ 14,901
 3/21/2006                       $ 13,154                    $ 14,688
 3/22/2006                       $ 13,379                    $ 14,941
 3/23/2006                       $ 13,420                    $ 14,992
 3/24/2006                       $ 13,505                    $ 15,091
 3/25/2006                       $ 13,505                    $ 15,091
 3/26/2006                       $ 13,505                    $ 15,091
 3/27/2006                       $ 13,509                    $ 15,096
 3/28/2006                       $ 13,424                    $ 15,004
 3/29/2006                       $ 13,652                    $ 15,261
 3/30/2006                       $ 13,616                    $ 15,216
 3/31/2006                       $ 13,640                    $ 15,246
  4/1/2006                       $ 13,640                    $ 15,246
  4/2/2006                       $ 13,640                    $ 15,246
  4/3/2006                       $ 13,579                    $ 15,183
  4/4/2006                       $ 13,657                    $ 15,270
  4/5/2006                       $ 13,677                    $ 15,296
  4/6/2006                       $ 13,673                    $ 15,291
  4/7/2006                       $ 13,513                    $ 15,113
  4/8/2006                       $ 13,513                    $ 15,113
  4/9/2006                       $ 13,513                    $ 15,113
 4/10/2006                       $ 13,424                    $ 15,020
 4/11/2006                       $ 13,252                    $ 14,841
 4/12/2006                       $ 13,330                    $ 14,923
 4/13/2006                       $ 13,334                    $ 14,935
 4/14/2006                       $ 13,334                    $ 14,935
 4/15/2006                       $ 13,334                    $ 14,935
 4/16/2006                       $ 13,334                    $ 14,935
 4/17/2006                       $ 13,313                    $ 14,910
 4/18/2006                       $ 13,607                    $ 15,247
 4/19/2006                       $ 13,755                    $ 15,413
 4/20/2006                       $ 13,730                    $ 15,389
 4/21/2006                       $ 13,681                    $ 15,332
 4/22/2006                       $ 13,681                    $ 15,332
 4/23/2006                       $ 13,681                    $ 15,332
 4/24/2006                       $ 13,607                    $ 15,251
 4/25/2006                       $ 13,591                    $ 15,235
 4/26/2006                       $ 13,616                    $ 15,262
 4/27/2006                       $ 13,563                    $ 15,206
 4/28/2006                       $ 13,628                    $ 15,283
 4/29/2006                       $ 13,628                    $ 15,283
 4/30/2006                       $ 13,628                    $ 15,283
  5/1/2006                       $ 13,587                    $ 15,238
  5/2/2006                       $ 13,746                    $ 15,416
  5/3/2006                       $ 13,755                    $ 15,426
  5/4/2006                       $ 13,795                    $ 15,474
  5/5/2006                       $ 13,918                    $ 15,616
  5/6/2006                       $ 13,918                    $ 15,616
  5/7/2006                       $ 13,918                    $ 15,616
  5/8/2006                       $ 13,934                    $ 15,634
  5/9/2006                       $ 13,922                    $ 15,622
 5/10/2006                       $ 13,787                    $ 15,471
 5/11/2006                       $ 13,391                    $ 15,023
 5/12/2006                       $ 13,117                    $ 14,723
 5/13/2006                       $ 13,117                    $ 14,723
 5/14/2006                       $ 13,117                    $ 14,723
 5/15/2006                       $ 13,076                    $ 14,678
 5/16/2006                       $ 13,084                    $ 14,687
 5/17/2006                       $ 12,892                    $ 14,479
 5/18/2006                       $ 12,807                    $ 14,368
 5/19/2006                       $ 12,917                    $ 14,493
 5/20/2006                       $ 12,917                    $ 14,493
 5/21/2006                       $ 12,917                    $ 14,493
 5/22/2006                       $ 12,868                    $ 14,438
 5/23/2006                       $ 12,758                    $ 14,314
 5/24/2006                       $ 12,847                    $ 14,419
 5/25/2006                       $ 13,044                    $ 14,640
 5/26/2006                       $ 12,999                    $ 14,588
 5/27/2006                       $ 12,999                    $ 14,588
 5/28/2006                       $ 12,999                    $ 14,588
 5/29/2006                       $ 12,999                    $ 14,588
 5/30/2006                       $ 12,684                    $ 14,235
 5/31/2006                       $ 12,839                    $ 14,411
  6/1/2006                       $ 13,072                    $ 14,678
  6/2/2006                       $ 13,093                    $ 14,700
  6/3/2006                       $ 13,093                    $ 14,700
  6/4/2006                       $ 13,093                    $ 14,700
  6/5/2006                       $ 12,733                    $ 14,296
  6/6/2006                       $ 12,643                    $ 14,196
  6/7/2006                       $ 12,619                    $ 14,166
  6/8/2006                       $ 12,696                    $ 14,258
  6/9/2006                       $ 12,594                    $ 14,141
 6/10/2006                       $ 12,594                    $ 14,141
 6/11/2006                       $ 12,594                    $ 14,141
 6/12/2006                       $ 12,312                    $ 13,826
 6/13/2006                       $ 12,120                    $ 13,620
 6/14/2006                       $ 12,112                    $ 13,615
 6/15/2006                       $ 12,500                    $ 14,051
 6/16/2006                       $ 12,386                    $ 13,923
 6/17/2006                       $ 12,386                    $ 13,923
 6/18/2006                       $ 12,386                    $ 13,923
 6/19/2006                       $ 12,202                    $ 13,708
 6/20/2006                       $ 12,145                    $ 13,641
 6/21/2006                       $ 12,341                    $ 13,866
 6/22/2006                       $ 12,390                    $ 13,922
 6/23/2006                       $ 12,398                    $ 13,937
 6/24/2006                       $ 12,398                    $ 13,937
 6/25/2006                       $ 12,398                    $ 13,937
 6/26/2006                       $ 12,565                    $ 14,129
 6/27/2006                       $ 12,382                    $ 13,920
 6/28/2006                       $ 12,447                    $ 13,994
 6/29/2006                       $ 12,888                    $ 14,497
 6/30/2006                       $ 13,019                    $ 14,644
  7/1/2006                       $ 13,019                    $ 14,644
  7/2/2006                       $ 13,019                    $ 14,644
  7/3/2006                       $ 13,068                    $ 14,699
  7/4/2006                       $ 13,068                    $ 14,699
  7/5/2006                       $ 12,941                    $ 14,556
  7/6/2006                       $ 13,011                    $ 14,637
  7/7/2006                       $ 12,807                    $ 14,409
  7/8/2006                       $ 12,807                    $ 14,409
  7/9/2006                       $ 12,807                    $ 14,409
 7/10/2006                       $ 12,864                    $ 14,474
 7/11/2006                       $ 12,950                    $ 14,573
 7/12/2006                       $ 12,696                    $ 14,285
 7/13/2006                       $ 12,435                    $ 13,982
 7/14/2006                       $ 12,324                    $ 13,861
 7/15/2006                       $ 12,324                    $ 13,861
 7/16/2006                       $ 12,324                    $ 13,861
 7/17/2006                       $ 12,226                    $ 13,760
 7/18/2006                       $ 12,320                    $ 13,867
 7/19/2006                       $ 12,692                    $ 14,287
 7/20/2006                       $ 12,386                    $ 13,939
 7/21/2006                       $ 12,202                    $ 13,733
 7/22/2006                       $ 12,202                    $ 13,733
 7/23/2006                       $ 12,202                    $ 13,733
 7/24/2006                       $ 12,537                    $ 14,113
 7/25/2006                       $ 12,676                    $ 14,273
 7/26/2006                       $ 12,586                    $ 14,171
 7/27/2006                       $ 12,439                    $ 14,008
 7/28/2006                       $ 12,717                    $ 14,322
 7/29/2006                       $ 12,717                    $ 14,322
 7/30/2006                       $ 12,717                    $ 14,322
 7/31/2006                       $ 12,729                    $ 14,339
  8/1/2006                       $ 12,525                    $ 14,112
  8/2/2006                       $ 12,553                    $ 14,145
  8/3/2006                       $ 12,696                    $ 14,306
  8/4/2006                       $ 12,598                    $ 14,209
  8/5/2006                       $ 12,598                    $ 14,209
  8/6/2006                       $ 12,598                    $ 14,209
  8/7/2006                       $ 12,533                    $ 14,134
  8/8/2006                       $ 12,365                    $ 13,947
  8/9/2006                       $ 12,271                    $ 13,840
 8/10/2006                       $ 12,341                    $ 13,924
 8/11/2006                       $ 12,190                    $ 13,756
 8/12/2006                       $ 12,190                    $ 13,756
 8/13/2006                       $ 12,190                    $ 13,756
 8/14/2006                       $ 12,259                    $ 13,833
 8/15/2006                       $ 12,480                    $ 14,087
 8/16/2006                       $ 12,623                    $ 14,248
 8/17/2006                       $ 12,655                    $ 14,289
 8/18/2006                       $ 12,696                    $ 14,338
 8/19/2006                       $ 12,696                    $ 14,338
 8/20/2006                       $ 12,696                    $ 14,338
 8/21/2006                       $ 12,643                    $ 14,280
 8/22/2006                       $ 12,717                    $ 14,375
 8/23/2006                       $ 12,561                    $ 14,202
 8/24/2006                       $ 12,508                    $ 14,144
 8/25/2006                       $ 12,525                    $ 14,164
 8/26/2006                       $ 12,525                    $ 14,164
 8/27/2006                       $ 12,525                    $ 14,164
 8/28/2006                       $ 12,651                    $ 14,304
 8/29/2006                       $ 12,802                    $ 14,476
 8/30/2006                       $ 12,839                    $ 14,518
 8/31/2006                       $ 12,843                    $ 14,527
  9/1/2006                       $ 12,892                    $ 14,583
  9/2/2006                       $ 12,892                    $ 14,583
  9/3/2006                       $ 12,892                    $ 14,583
  9/4/2006                       $ 12,892                    $ 14,583
  9/5/2006                       $ 13,031                    $ 14,741
  9/6/2006                       $ 12,778                    $ 14,456
  9/7/2006                       $ 12,647                    $ 14,307
  9/8/2006                       $ 12,680                    $ 14,349
  9/9/2006                       $ 12,680                    $ 14,349
 9/10/2006                       $ 12,680                    $ 14,349
 9/11/2006                       $ 12,623                    $ 14,287
 9/12/2006                       $ 12,888                    $ 14,588
 9/13/2006                       $ 13,027                    $ 14,747
 9/14/2006                       $ 12,954                    $ 14,662
 9/15/2006                       $ 13,023                    $ 14,744
 9/16/2006                       $ 13,023                    $ 14,744
 9/17/2006                       $ 13,023                    $ 14,744
 9/18/2006                       $ 13,003                    $ 14,718
 9/19/2006                       $ 12,945                    $ 14,654
 9/20/2006                       $ 13,076                    $ 14,805
 9/21/2006                       $ 12,962                    $ 14,678
 9/22/2006                       $ 12,917                    $ 14,629
 9/23/2006                       $ 12,917                    $ 14,629
 9/24/2006                       $ 12,917                    $ 14,629
 9/25/2006                       $ 13,052                    $ 14,783
 9/26/2006                       $ 13,072                    $ 14,806
 9/27/2006                       $ 13,162                    $ 14,912
 9/28/2006                       $ 13,133                    $ 14,878
 9/29/2006                       $ 12,962                    $ 14,682
 9/30/2006                       $ 12,962                    $ 14,682
 10/1/2006                       $ 12,962                    $ 14,682
 10/2/2006                       $ 12,856                    $ 14,563
 10/3/2006                       $ 12,929                    $ 14,641
 10/4/2006                       $ 13,129                    $ 14,856
 10/5/2006                       $ 13,244                    $ 14,990
 10/6/2006                       $ 13,150                    $ 14,883
 10/7/2006                       $ 13,150                    $ 14,883
 10/8/2006                       $ 13,150                    $ 14,883
 10/9/2006                       $ 13,264                    $ 15,020
10/10/2006                       $ 13,301                    $ 15,063
10/11/2006                       $ 13,240                    $ 14,997
10/12/2006                       $ 13,518                    $ 15,317
10/13/2006                       $ 13,599                    $ 15,410
10/14/2006                       $ 13,599                    $ 15,410
10/15/2006                       $ 13,599                    $ 15,410
10/16/2006                       $ 13,706                    $ 15,534
10/17/2006                       $ 13,669                    $ 15,494
10/18/2006                       $ 13,640                    $ 15,462
10/19/2006                       $ 13,710                    $ 15,542
10/20/2006                       $ 13,640                    $ 15,464
10/21/2006                       $ 13,640                    $ 15,464
10/22/2006                       $ 13,640                    $ 15,464
10/23/2006                       $ 13,669                    $ 15,498
10/24/2006                       $ 13,738                    $ 15,575
10/25/2006                       $ 13,824                    $ 15,676
10/26/2006                       $ 13,959                    $ 15,829
10/27/2006                       $ 13,771                    $ 15,617
10/28/2006                       $ 13,771                    $ 15,617
10/29/2006                       $ 13,771                    $ 15,617
10/30/2006                       $ 13,832                    $ 15,688
10/31/2006                       $ 13,693                    $ 15,534
 11/1/2006                       $ 13,420                    $ 15,220
 11/2/2006                       $ 13,362                    $ 15,157
 11/3/2006                       $ 13,366                    $ 15,165
 11/4/2006                       $ 13,366                    $ 15,165
 11/5/2006                       $ 13,366                    $ 15,165
 11/6/2006                       $ 13,513                    $ 15,337
 11/7/2006                       $ 13,530                    $ 15,356
 11/8/2006                       $ 13,669                    $ 15,516
 11/9/2006                       $ 13,530                    $ 15,355
11/10/2006                       $ 13,661                    $ 15,506
11/11/2006                       $ 13,661                    $ 15,506
11/12/2006                       $ 13,661                    $ 15,506
11/13/2006                       $ 13,767                    $ 15,628
11/14/2006                       $ 14,016                    $ 15,906
11/15/2006                       $ 14,114                    $ 16,027
11/16/2006                       $ 14,114                    $ 16,029
11/17/2006                       $ 14,020                    $ 15,923
11/18/2006                       $ 14,020                    $ 15,923
11/19/2006                       $ 14,020                    $ 15,923
11/20/2006                       $ 14,077                    $ 15,987
11/21/2006                       $ 14,126                    $ 16,048
11/22/2006                       $ 14,122                    $ 16,040
11/23/2006                       $ 14,122                    $ 16,040
11/24/2006                       $ 14,131                    $ 16,053
11/25/2006                       $ 14,131                    $ 16,053
11/26/2006                       $ 14,131                    $ 16,053
11/27/2006                       $ 13,824                    $ 15,704
11/28/2006                       $ 13,873                    $ 15,761
11/29/2006                       $ 13,983                    $ 15,892
11/30/2006                       $ 14,032                    $ 15,949
 12/1/2006                       $ 13,979                    $ 15,887
 12/2/2006                       $ 13,979                    $ 15,887
 12/3/2006                       $ 13,979                    $ 15,887
 12/4/2006                       $ 14,253                    $ 16,204
 12/5/2006                       $ 14,265                    $ 16,220
 12/6/2006                       $ 14,276                    $ 16,234
 12/7/2006                       $ 14,239                    $ 16,195
 12/8/2006                       $ 14,223                    $ 16,176
 12/9/2006                       $ 14,223                    $ 16,176
12/10/2006                       $ 14,223                    $ 16,176
12/11/2006                       $ 14,239                    $ 16,195
12/12/2006                       $ 14,219                    $ 16,176
12/13/2006                       $ 14,194                    $ 16,149
12/14/2006                       $ 14,321                    $ 16,290
12/15/2006                       $ 14,268                    $ 16,237
12/16/2006                       $ 14,268                    $ 16,237
12/17/2006                       $ 14,268                    $ 16,237
12/18/2006                       $ 14,100                    $ 16,041
12/19/2006                       $ 14,084                    $ 16,027
12/20/2006                       $ 14,141                    $ 16,092
12/21/2006                       $ 14,162                    $ 16,115
12/22/2006                       $ 14,104                    $ 16,054
12/23/2006                       $ 14,104                    $ 16,054
12/24/2006                       $ 14,104                    $ 16,054
12/25/2006                       $ 14,104                    $ 16,054
12/26/2006                       $ 14,268                    $ 16,236
12/27/2006                       $ 14,481                    $ 16,483
12/28/2006                       $ 14,411                    $ 16,402
12/29/2006                       $ 14,276                    $ 16,254
12/30/2006                       $ 14,276                    $ 16,254
12/31/2006                       $ 14,276                    $ 16,254
  1/1/2007                       $ 14,276                    $ 16,254
  1/2/2007                       $ 14,276                    $ 16,254
  1/3/2007                       $ 14,391                    $ 16,384
  1/4/2007                       $ 14,391                    $ 16,387
  1/5/2007                       $ 14,059                    $ 16,005
  1/6/2007                       $ 14,059                    $ 16,005
  1/7/2007                       $ 14,059                    $ 16,005
  1/8/2007                       $ 14,059                    $ 16,004
  1/9/2007                       $ 14,088                    $ 16,040
 1/10/2007                       $ 14,084                    $ 16,039
 1/11/2007                       $ 14,268                    $ 16,246
 1/12/2007                       $ 14,346                    $ 16,341
 1/13/2007                       $ 14,346                    $ 16,341
 1/14/2007                       $ 14,346                    $ 16,341
 1/15/2007                       $ 14,346                    $ 16,341
 1/16/2007                       $ 14,362                    $ 16,363
 1/17/2007                       $ 14,325                    $ 16,319
 1/18/2007                       $ 14,235                    $ 16,217
 1/19/2007                       $ 14,354                    $ 16,355
 1/20/2007                       $ 14,354                    $ 16,355
 1/21/2007                       $ 14,354                    $ 16,355
 1/22/2007                       $ 14,231                    $ 16,216
 1/23/2007                       $ 14,329                    $ 16,329
 1/24/2007                       $ 14,513                    $ 16,539
 1/25/2007                       $ 14,370                    $ 16,380
 1/26/2007                       $ 14,444                    $ 16,467
 1/27/2007                       $ 14,444                    $ 16,467
 1/28/2007                       $ 14,444                    $ 16,467
 1/29/2007                       $ 14,501                    $ 16,533
 1/30/2007                       $ 14,595                    $ 16,644
 1/31/2007                       $ 14,677                    $ 16,738
  2/1/2007                       $ 14,804                    $ 16,887
  2/2/2007                       $ 14,869                    $ 16,963
  2/3/2007                       $ 14,869                    $ 16,963
  2/4/2007                       $ 14,869                    $ 16,963
  2/5/2007                       $ 14,836                    $ 16,928
  2/6/2007                       $ 14,898                    $ 16,999
  2/7/2007                       $ 14,967                    $ 17,077
  2/8/2007                       $ 14,894                    $ 16,995
  2/9/2007                       $ 14,730                    $ 16,813
 2/10/2007                       $ 14,730                    $ 16,813
 2/11/2007                       $ 14,730                    $ 16,813
 2/12/2007                       $ 14,697                    $ 16,781
 2/13/2007                       $ 14,816                    $ 16,916
 2/14/2007                       $ 14,808                    $ 16,905
 2/15/2007                       $ 14,820                    $ 16,921
 2/16/2007                       $ 14,877                    $ 16,989
 2/17/2007                       $ 14,877                    $ 16,989
 2/18/2007                       $ 14,877                    $ 16,989
 2/19/2007                       $ 14,877                    $ 16,989
 2/20/2007                       $ 15,012                    $ 17,145
 2/21/2007                       $ 15,049                    $ 17,187
 2/22/2007                       $ 15,090                    $ 17,235
 2/23/2007                       $ 15,016                    $ 17,154
 2/24/2007                       $ 15,016                    $ 17,154
 2/25/2007                       $ 15,016                    $ 17,154
 2/26/2007                       $ 15,029                    $ 17,169
 2/27/2007                       $ 14,485                    $ 16,545
 2/28/2007                       $ 14,595                    $ 16,674
  3/1/2007                       $ 14,497                    $ 16,563
  3/2/2007                       $ 14,264                    $ 16,294
  3/3/2007                       $ 14,264                    $ 16,294
  3/4/2007                       $ 14,264                    $ 16,294
  3/5/2007                       $ 13,941                    $ 15,926
  3/6/2007                       $ 14,256                    $ 16,289
  3/7/2007                       $ 14,272                    $ 16,307
  3/8/2007                       $ 14,329                    $ 16,380
  3/9/2007                       $ 14,325                    $ 16,379
 3/10/2007                       $ 14,325                    $ 16,379
 3/11/2007                       $ 14,325                    $ 16,379
 3/12/2007                       $ 14,362                    $ 16,421
 3/13/2007                       $ 14,015                    $ 16,014
 3/14/2007                       $ 14,133                    $ 16,144
 3/15/2007                       $ 14,276                    $ 16,303
 3/16/2007                       $ 14,203                    $ 16,217
 3/17/2007                       $ 14,203                    $ 16,217
 3/18/2007                       $ 14,203                    $ 16,217
 3/19/2007                       $ 14,346                    $ 16,379
 3/20/2007                       $ 14,448                    $ 16,498
 3/21/2007                       $ 14,636                    $ 16,716
 3/22/2007                       $ 14,697                    $ 16,787
 3/23/2007                       $ 14,710                    $ 16,801
 3/24/2007                       $ 14,710                    $ 16,801
 3/25/2007                       $ 14,710                    $ 16,801
 3/26/2007                       $ 14,702                    $ 16,794
 3/27/2007                       $ 14,567                    $ 16,642
 3/28/2007                       $ 14,485                    $ 16,549
 3/29/2007                       $ 14,558                    $ 16,633
 3/30/2007                       $ 14,522                    $ 16,591
 3/31/2007                       $ 14,522                    $ 16,591

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                                 A-CLASS                           C-CLASS                H-CLASS
                                                (09/01/04)                       (02/20/04)             (02/20/04)
---------------------------------------------------------------------------------------------------------------------
                                   ONE    ONE     SINCE       SINCE       ONE    ONE       SINCE      ONE     SINCE
                                  YEAR   YEAR*  INCEPTION   INCEPTION*   YEAR   YEAR**   INCEPTION   YEAR   INCEPTION
---------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND              6.49%  1.42%    15.11%      12.96%     5.65%   4.65%     11.90%     6.46%   12.75%
S&P SMALLCAP 600/CITIGROUP
   PURE VALUE INDEX               8.82%  8.82%    20.98%      20.98%     8.82%   8.82%     17.68%     8.82%   17.68%
---------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 39

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of the benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index.

INCEPTION: February 20, 2004

Rydex Mid-Cap Value Fund H-Class returned 15.49% over the 12-month period ended March 31, 2007. The industrials, materials and utilities were the top contributors to the Fund's strong performance. The Fund outperformed its mid-cap growth counterpart as pure value outperformed pure growth. This outperformance was also driven by the Fund's greater allocation to better performing stocks within the utilities sector.

Mid-capitalization indices, such as the S&P 400 Index, fared better than small-capitalization indices, such as the Russell 2000(R) Index, over the same period. The S&P MidCap 400/Citigroup Pure Value Index produced a return of 18.25% for the period.

The Fund achieved a daily correlation of more than 0.99 to its benchmark of the daily performance of the S&P MidCap 400/Citigroup Pure Value Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                      S&P MIDCAP 400/CITIGROUP
                                MID-CAP VALUE FUND        PURE VALUE INDEX
Other                                   1.7%                     1.7%
Utilities                              22.4%                    22.7%
Consumer Discretionary                 18.5%                    18.4%
Financials                             16.5%                    16.5%
Materials                              14.3%                    14.4%
Industrials                            12.5%                    12.6%
Consumer Staples                        7.1%                     7.1%
Information Technology                  6.6%                     6.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Avis Budget Group, Inc.                                                     2.8%
Lear Corp.                                                                  2.4%
Lyondell Chemical Co.                                                       2.1%
Universal Corp.                                                             2.0%
Furniture Brands International, Inc.                                        1.9%
Avnet, Inc.                                                                 1.7%
YRC Worldwide, Inc.                                                         1.7%
Bowater, Inc.                                                               1.6%
Energy East Corp.                                                           1.6%
First American Corp.                                                        1.6%
--------------------------------------------------------------------------------
Top Ten Total                                                              19.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


40 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

MID-CAP VALUE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                            S&P MIDCAP
                               MID-CAP VALUE            400/CITIGROUP PURE
   DATE                        FUND C-CLASS                 VALUE INDEX
 2/20/2004                       $ 10,000                    $ 10,000
 2/21/2004                       $ 10,000                    $ 10,000
 2/22/2004                       $ 10,000                    $ 10,000
 2/23/2004                       $  9,896                    $  9,913
 2/24/2004                       $  9,908                    $  9,927
 2/25/2004                       $  9,980                    $  9,972
 2/26/2004                       $ 10,060                    $ 10,037
 2/27/2004                       $ 10,076                    $ 10,093
 2/28/2004                       $ 10,076                    $ 10,093
 2/29/2004                       $ 10,076                    $ 10,093
  3/1/2004                       $ 10,204                    $ 10,201
  3/2/2004                       $ 10,180                    $ 10,181
  3/3/2004                       $ 10,184                    $ 10,169
  3/4/2004                       $ 10,228                    $ 10,221
  3/5/2004                       $ 10,288                    $ 10,266
  3/6/2004                       $ 10,288                    $ 10,266
  3/7/2004                       $ 10,288                    $ 10,266
  3/8/2004                       $ 10,204                    $ 10,175
  3/9/2004                       $ 10,116                    $ 10,116
 3/10/2004                       $  9,952                    $  9,962
 3/11/2004                       $  9,840                    $  9,852
 3/12/2004                       $  9,984                    $  9,989
 3/13/2004                       $  9,984                    $  9,989
 3/14/2004                       $  9,984                    $  9,989
 3/15/2004                       $  9,820                    $  9,816
 3/16/2004                       $  9,832                    $  9,839
 3/17/2004                       $  9,980                    $  9,997
 3/18/2004                       $  9,956                    $  9,958
 3/19/2004                       $  9,892                    $  9,914
 3/20/2004                       $  9,892                    $  9,914
 3/21/2004                       $  9,892                    $  9,914
 3/22/2004                       $  9,720                    $  9,741
 3/23/2004                       $  9,728                    $  9,775
 3/24/2004                       $  9,640                    $  9,692
 3/25/2004                       $  9,800                    $  9,833
 3/26/2004                       $  9,812                    $  9,834
 3/27/2004                       $  9,812                    $  9,834
 3/28/2004                       $  9,812                    $  9,834
 3/29/2004                       $  9,932                    $ 10,006
 3/30/2004                       $ 10,004                    $ 10,066
 3/31/2004                       $ 10,044                    $ 10,093
  4/1/2004                       $ 10,128                    $ 10,206
  4/2/2004                       $ 10,144                    $ 10,268
  4/3/2004                       $ 10,144                    $ 10,268
  4/4/2004                       $ 10,144                    $ 10,268
  4/5/2004                       $ 10,184                    $ 10,294
  4/6/2004                       $ 10,124                    $ 10,263
  4/7/2004                       $ 10,116                    $ 10,234
  4/8/2004                       $ 10,064                    $ 10,165
  4/9/2004                       $ 10,064                    $ 10,165
 4/10/2004                       $ 10,064                    $ 10,165
 4/11/2004                       $ 10,064                    $ 10,165
 4/12/2004                       $ 10,072                    $ 10,137
 4/13/2004                       $  9,892                    $  9,959
 4/14/2004                       $  9,820                    $  9,894
 4/15/2004                       $  9,836                    $  9,921
 4/16/2004                       $  9,924                    $ 10,027
 4/17/2004                       $  9,924                    $ 10,027
 4/18/2004                       $  9,924                    $ 10,027
 4/19/2004                       $  9,932                    $ 10,039
 4/20/2004                       $  9,788                    $  9,911
 4/21/2004                       $  9,872                    $ 10,021
 4/22/2004                       $ 10,048                    $ 10,236
 4/23/2004                       $  9,988                    $ 10,177
 4/24/2004                       $  9,988                    $ 10,177
 4/25/2004                       $  9,988                    $ 10,177
 4/26/2004                       $  9,964                    $ 10,141
 4/27/2004                       $ 10,000                    $ 10,169
 4/28/2004                       $  9,860                    $ 10,027
 4/29/2004                       $  9,696                    $  9,856
 4/30/2004                       $  9,620                    $  9,742
  5/1/2004                       $  9,620                    $  9,742
  5/2/2004                       $  9,620                    $  9,742
  5/3/2004                       $  9,700                    $  9,820
  5/4/2004                       $  9,728                    $  9,858
  5/5/2004                       $  9,748                    $  9,856
  5/6/2004                       $  9,656                    $  9,774
  5/7/2004                       $  9,444                    $  9,507
  5/8/2004                       $  9,444                    $  9,507
  5/9/2004                       $  9,444                    $  9,507
 5/10/2004                       $  9,284                    $  9,370
 5/11/2004                       $  9,388                    $  9,482
 5/12/2004                       $  9,376                    $  9,473
 5/13/2004                       $  9,392                    $  9,464
 5/14/2004                       $  9,392                    $  9,466
 5/15/2004                       $  9,392                    $  9,466
 5/16/2004                       $  9,392                    $  9,466
 5/17/2004                       $  9,284                    $  9,341
 5/18/2004                       $  9,344                    $  9,436
 5/19/2004                       $  9,316                    $  9,387
 5/20/2004                       $  9,340                    $  9,410
 5/21/2004                       $  9,372                    $  9,437
 5/22/2004                       $  9,372                    $  9,437
 5/23/2004                       $  9,372                    $  9,437
 5/24/2004                       $  9,476                    $  9,520
 5/25/2004                       $  9,652                    $  9,720
 5/26/2004                       $  9,716                    $  9,771
 5/27/2004                       $  9,764                    $  9,865
 5/28/2004                       $  9,804                    $  9,893
 5/29/2004                       $  9,804                    $  9,893
 5/30/2004                       $  9,804                    $  9,893
 5/31/2004                       $  9,804                    $  9,893
  6/1/2004                       $  9,824                    $  9,932
  6/2/2004                       $  9,844                    $  9,971
  6/3/2004                       $  9,720                    $  9,847
  6/4/2004                       $  9,788                    $  9,929
  6/5/2004                       $  9,788                    $  9,929
  6/6/2004                       $  9,788                    $  9,929
  6/7/2004                       $  9,940                    $ 10,081
  6/8/2004                       $  9,920                    $ 10,072
  6/9/2004                       $  9,804                    $  9,954
 6/10/2004                       $  9,836                    $  9,997
 6/11/2004                       $  9,836                    $  9,997
 6/12/2004                       $  9,836                    $  9,997
 6/13/2004                       $  9,836                    $  9,997
 6/14/2004                       $  9,712                    $  9,852
 6/15/2004                       $  9,828                    $  9,997
 6/16/2004                       $  9,844                    $ 10,007
 6/17/2004                       $  9,864                    $ 10,047
 6/18/2004                       $  9,872                    $ 10,074
 6/19/2004                       $  9,872                    $ 10,074
 6/20/2004                       $  9,872                    $ 10,074
 6/21/2004                       $  9,856                    $ 10,095
 6/22/2004                       $  9,904                    $ 10,123
 6/23/2004                       $ 10,004                    $ 10,217
 6/24/2004                       $  9,984                    $ 10,201
 6/25/2004                       $ 10,020                    $ 10,268
 6/26/2004                       $ 10,020                    $ 10,268
 6/27/2004                       $ 10,020                    $ 10,268
 6/28/2004                       $  9,964                    $ 10,260
 6/29/2004                       $  9,992                    $ 10,265
 6/30/2004                       $ 10,100                    $ 10,371
  7/1/2004                       $  9,968                    $ 10,227
  7/2/2004                       $  9,956                    $ 10,252
  7/3/2004                       $  9,956                    $ 10,252
  7/4/2004                       $  9,956                    $ 10,252
  7/5/2004                       $  9,956                    $ 10,252
  7/6/2004                       $  9,832                    $ 10,147
  7/7/2004                       $  9,848                    $ 10,179
  7/8/2004                       $  9,740                    $ 10,051
  7/9/2004                       $  9,784                    $ 10,088
 7/10/2004                       $  9,784                    $ 10,088
 7/11/2004                       $  9,784                    $ 10,088
 7/12/2004                       $  9,776                    $ 10,090
 7/13/2004                       $  9,796                    $ 10,104
 7/14/2004                       $  9,784                    $ 10,122
 7/15/2004                       $  9,828                    $ 10,185
 7/16/2004                       $  9,780                    $ 10,106
 7/17/2004                       $  9,780                    $ 10,106
 7/18/2004                       $  9,780                    $ 10,106
 7/19/2004                       $  9,796                    $ 10,154
 7/20/2004                       $  9,892                    $ 10,294
 7/21/2004                       $  9,712                    $ 10,070
 7/22/2004                       $  9,680                    $  9,984
 7/23/2004                       $  9,580                    $  9,888
 7/24/2004                       $  9,580                    $  9,888
 7/25/2004                       $  9,580                    $  9,888
 7/26/2004                       $  9,512                    $  9,825
 7/27/2004                       $  9,608                    $  9,902
 7/28/2004                       $  9,576                    $  9,903
 7/29/2004                       $  9,688                    $ 10,002
 7/30/2004                       $  9,676                    $  9,967
 7/31/2004                       $  9,676                    $  9,967
  8/1/2004                       $  9,676                    $  9,967
  8/2/2004                       $  9,728                    $ 10,040
  8/3/2004                       $  9,640                    $  9,970
  8/4/2004                       $  9,620                    $  9,978
  8/5/2004                       $  9,448                    $  9,803
  8/6/2004                       $  9,316                    $  9,666
  8/7/2004                       $  9,316                    $  9,666
  8/8/2004                       $  9,316                    $  9,666
  8/9/2004                       $  9,332                    $  9,680
 8/10/2004                       $  9,476                    $  9,853
 8/11/2004                       $  9,416                    $  9,826
 8/12/2004                       $  9,288                    $  9,679
 8/13/2004                       $  9,280                    $  9,661
 8/14/2004                       $  9,280                    $  9,661
 8/15/2004                       $  9,280                    $  9,661
 8/16/2004                       $  9,436                    $  9,829
 8/17/2004                       $  9,472                    $  9,849
 8/18/2004                       $  9,600                    $  9,987
 8/19/2004                       $  9,540                    $  9,906
 8/20/2004                       $  9,652                    $ 10,029
 8/21/2004                       $  9,652                    $ 10,029
 8/22/2004                       $  9,652                    $ 10,029
 8/23/2004                       $  9,608                    $  9,950
 8/24/2004                       $  9,624                    $ 10,013
 8/25/2004                       $  9,712                    $ 10,059
 8/26/2004                       $  9,716                    $ 10,072
 8/27/2004                       $  9,756                    $ 10,100
 8/28/2004                       $  9,756                    $ 10,100
 8/29/2004                       $  9,756                    $ 10,100
 8/30/2004                       $  9,640                    $  9,962
 8/31/2004                       $  9,732                    $ 10,073
  9/1/2004                       $  9,808                    $ 10,118
  9/2/2004                       $  9,880                    $ 10,209
  9/3/2004                       $  9,844                    $ 10,170
  9/4/2004                       $  9,844                    $ 10,170
  9/5/2004                       $  9,844                    $ 10,170
  9/6/2004                       $  9,844                    $ 10,170
  9/7/2004                       $  9,928                    $ 10,289
  9/8/2004                       $  9,800                    $ 10,189
  9/9/2004                       $  9,880                    $ 10,273
 9/10/2004                       $  9,892                    $ 10,275
 9/11/2004                       $  9,892                    $ 10,275
 9/12/2004                       $  9,892                    $ 10,275
 9/13/2004                       $  9,936                    $ 10,292
 9/14/2004                       $  9,904                    $ 10,244
 9/15/2004                       $  9,856                    $ 10,214
 9/16/2004                       $  9,940                    $ 10,311
 9/17/2004                       $  9,956                    $ 10,295
 9/18/2004                       $  9,956                    $ 10,295
 9/19/2004                       $  9,956                    $ 10,295
 9/20/2004                       $  9,908                    $ 10,271
 9/21/2004                       $  9,992                    $ 10,319
 9/22/2004                       $  9,892                    $ 10,189
 9/23/2004                       $  9,856                    $ 10,163
 9/24/2004                       $  9,896                    $ 10,201
 9/25/2004                       $  9,896                    $ 10,201
 9/26/2004                       $  9,896                    $ 10,201
 9/27/2004                       $  9,828                    $ 10,114
 9/28/2004                       $  9,888                    $ 10,212
 9/29/2004                       $  9,904                    $ 10,230
 9/30/2004                       $  9,992                    $ 10,303
 10/1/2004                       $ 10,136                    $ 10,471
 10/2/2004                       $ 10,136                    $ 10,471
 10/3/2004                       $ 10,136                    $ 10,471
 10/4/2004                       $ 10,128                    $ 10,516
 10/5/2004                       $ 10,112                    $ 10,510
 10/6/2004                       $ 10,184                    $ 10,573
 10/7/2004                       $ 10,048                    $ 10,440
 10/8/2004                       $  9,988                    $ 10,391
 10/9/2004                       $  9,988                    $ 10,391
10/10/2004                       $  9,988                    $ 10,391
10/11/2004                       $  9,980                    $ 10,413
10/12/2004                       $  9,964                    $ 10,430
10/13/2004                       $  9,852                    $ 10,300
10/14/2004                       $  9,792                    $ 10,214
10/15/2004                       $  9,832                    $ 10,285
10/16/2004                       $  9,832                    $ 10,285
10/17/2004                       $  9,832                    $ 10,285
10/18/2004                       $  9,840                    $ 10,287
10/19/2004                       $  9,760                    $ 10,166
10/20/2004                       $  9,780                    $ 10,193
10/21/2004                       $  9,864                    $ 10,246
10/22/2004                       $  9,800                    $ 10,190
10/23/2004                       $  9,800                    $ 10,190
10/24/2004                       $  9,800                    $ 10,190
10/25/2004                       $  9,844                    $ 10,242
10/26/2004                       $  9,940                    $ 10,364
10/27/2004                       $ 10,044                    $ 10,473
10/28/2004                       $ 10,020                    $ 10,480
10/29/2004                       $ 10,036                    $ 10,488
10/30/2004                       $ 10,036                    $ 10,488
10/31/2004                       $ 10,036                    $ 10,488
 11/1/2004                       $ 10,064                    $ 10,548
 11/2/2004                       $ 10,048                    $ 10,517
 11/3/2004                       $ 10,196                    $ 10,712
 11/4/2004                       $ 10,352                    $ 10,930
 11/5/2004                       $ 10,352                    $ 10,957
 11/6/2004                       $ 10,352                    $ 10,957
 11/7/2004                       $ 10,352                    $ 10,957
 11/8/2004                       $ 10,320                    $ 10,964
 11/9/2004                       $ 10,360                    $ 11,020
11/10/2004                       $ 10,384                    $ 11,022
11/11/2004                       $ 10,480                    $ 11,143
11/12/2004                       $ 10,608                    $ 11,239
11/13/2004                       $ 10,608                    $ 11,239
11/14/2004                       $ 10,608                    $ 11,239
11/15/2004                       $ 10,592                    $ 11,236
11/16/2004                       $ 10,540                    $ 11,146
11/17/2004                       $ 10,624                    $ 11,197
11/18/2004                       $ 10,628                    $ 11,170
11/19/2004                       $ 10,520                    $ 11,054
11/20/2004                       $ 10,520                    $ 11,054
11/21/2004                       $ 10,520                    $ 11,054
11/22/2004                       $ 10,618                    $ 11,185
11/23/2004                       $ 10,655                    $ 11,256
11/24/2004                       $ 10,751                    $ 11,334
11/25/2004                       $ 10,751                    $ 11,334
11/26/2004                       $ 10,763                    $ 11,361
11/27/2004                       $ 10,763                    $ 11,361
11/28/2004                       $ 10,763                    $ 11,361
11/29/2004                       $ 10,735                    $ 11,351
11/30/2004                       $ 10,719                    $ 11,318
 12/1/2004                       $ 10,831                    $ 11,448
 12/2/2004                       $ 10,767                    $ 11,389
 12/3/2004                       $ 10,803                    $ 11,410
 12/4/2004                       $ 10,803                    $ 11,410
 12/5/2004                       $ 10,803                    $ 11,410
 12/6/2004                       $ 10,751                    $ 11,342
 12/7/2004                       $ 10,614                    $ 11,197
 12/8/2004                       $ 10,663                    $ 11,264
 12/9/2004                       $ 10,715                    $ 11,252
12/10/2004                       $ 10,751                    $ 11,286
12/11/2004                       $ 10,751                    $ 11,286
12/12/2004                       $ 10,751                    $ 11,286
12/13/2004                       $ 10,831                    $ 11,377
12/14/2004                       $ 10,920                    $ 11,432
12/15/2004                       $ 11,020                    $ 11,538
12/16/2004                       $ 10,952                    $ 11,478
12/17/2004                       $ 10,944                    $ 11,470
12/18/2004                       $ 10,944                    $ 11,470
12/19/2004                       $ 10,944                    $ 11,470
12/20/2004                       $ 10,875                    $ 11,429
12/21/2004                       $ 10,988                    $ 11,555
12/22/2004                       $ 11,020                    $ 11,591
12/23/2004                       $ 11,024                    $ 11,583
12/24/2004                       $ 11,024                    $ 11,583
12/25/2004                       $ 11,024                    $ 11,583
12/26/2004                       $ 11,024                    $ 11,583
12/27/2004                       $ 10,964                    $ 11,525
12/28/2004                       $ 11,080                    $ 11,657
12/29/2004                       $ 11,096                    $ 11,648
12/30/2004                       $ 11,140                    $ 11,684
12/31/2004                       $ 11,116                    $ 11,653
  1/1/2005                       $ 11,116                    $ 11,653
  1/2/2005                       $ 11,116                    $ 11,653
  1/3/2005                       $ 10,940                    $ 11,468
  1/4/2005                       $ 10,771                    $ 11,320
  1/5/2005                       $ 10,643                    $ 11,172
  1/6/2005                       $ 10,683                    $ 11,214
  1/7/2005                       $ 10,614                    $ 11,141
  1/8/2005                       $ 10,614                    $ 11,141
  1/9/2005                       $ 10,614                    $ 11,141
 1/10/2005                       $ 10,667                    $ 11,178
 1/11/2005                       $ 10,598                    $ 11,105
 1/12/2005                       $ 10,626                    $ 11,125
 1/13/2005                       $ 10,626                    $ 11,109
 1/14/2005                       $ 10,723                    $ 11,226
 1/15/2005                       $ 10,723                    $ 11,226
 1/16/2005                       $ 10,723                    $ 11,226
 1/17/2005                       $ 10,723                    $ 11,226
 1/18/2005                       $ 10,819                    $ 11,318
 1/19/2005                       $ 10,727                    $ 11,231
 1/20/2005                       $ 10,659                    $ 11,160
 1/21/2005                       $ 10,602                    $ 11,104
 1/22/2005                       $ 10,602                    $ 11,104
 1/23/2005                       $ 10,602                    $ 11,104
 1/24/2005                       $ 10,550                    $ 11,035
 1/25/2005                       $ 10,558                    $ 11,025
 1/26/2005                       $ 10,659                    $ 11,150
 1/27/2005                       $ 10,671                    $ 11,187
 1/28/2005                       $ 10,638                    $ 11,141
 1/29/2005                       $ 10,638                    $ 11,141
 1/30/2005                       $ 10,638                    $ 11,141
 1/31/2005                       $ 10,783                    $ 11,338
  2/1/2005                       $ 10,859                    $ 11,407
  2/2/2005                       $ 10,916                    $ 11,468
  2/3/2005                       $ 10,879                    $ 11,445
  2/4/2005                       $ 11,036                    $ 11,618
  2/5/2005                       $ 11,036                    $ 11,618
  2/6/2005                       $ 11,036                    $ 11,618
  2/7/2005                       $ 11,012                    $ 11,589
  2/8/2005                       $ 11,068                    $ 11,618
  2/9/2005                       $ 10,928                    $ 11,494
 2/10/2005                       $ 10,956                    $ 11,532
 2/11/2005                       $ 11,048                    $ 11,624
 2/12/2005                       $ 11,048                    $ 11,624
 2/13/2005                       $ 11,048                    $ 11,624
 2/14/2005                       $ 11,060                    $ 11,672
 2/15/2005                       $ 11,072                    $ 11,666
 2/16/2005                       $ 11,128                    $ 11,714
 2/17/2005                       $ 11,044                    $ 11,629
 2/18/2005                       $ 11,020                    $ 11,595
 2/19/2005                       $ 11,020                    $ 11,595
 2/20/2005                       $ 11,020                    $ 11,595
 2/21/2005                       $ 11,020                    $ 11,595
 2/22/2005                       $ 10,831                    $ 11,356
 2/23/2005                       $ 10,879                    $ 11,424
 2/24/2005                       $ 11,016                    $ 11,525
 2/25/2005                       $ 11,165                    $ 11,689
 2/26/2005                       $ 11,165                    $ 11,689
 2/27/2005                       $ 11,165                    $ 11,689
 2/28/2005                       $ 11,092                    $ 11,621
  3/1/2005                       $ 11,205                    $ 11,741
  3/2/2005                       $ 11,177                    $ 11,680
  3/3/2005                       $ 11,177                    $ 11,667
  3/4/2005                       $ 11,321                    $ 11,812
  3/5/2005                       $ 11,321                    $ 11,812
  3/6/2005                       $ 11,321                    $ 11,812
  3/7/2005                       $ 11,385                    $ 11,877
  3/8/2005                       $ 11,277                    $ 11,771
  3/9/2005                       $ 11,140                    $ 11,643
 3/10/2005                       $ 11,145                    $ 11,668
 3/11/2005                       $ 11,124                    $ 11,664
 3/12/2005                       $ 11,124                    $ 11,664
 3/13/2005                       $ 11,124                    $ 11,664
 3/14/2005                       $ 11,233                    $ 11,793
 3/15/2005                       $ 11,169                    $ 11,739
 3/16/2005                       $ 11,084                    $ 11,625
 3/17/2005                       $ 11,096                    $ 11,673
 3/18/2005                       $ 11,040                    $ 11,609
 3/19/2005                       $ 11,040                    $ 11,609
 3/20/2005                       $ 11,040                    $ 11,609
 3/21/2005                       $ 11,020                    $ 11,598
 3/22/2005                       $ 10,960                    $ 11,492
 3/23/2005                       $ 10,867                    $ 11,419
 3/24/2005                       $ 10,892                    $ 11,459
 3/25/2005                       $ 10,892                    $ 11,459
 3/26/2005                       $ 10,892                    $ 11,459
 3/27/2005                       $ 10,892                    $ 11,459
 3/28/2005                       $ 10,904                    $ 11,478
 3/29/2005                       $ 10,787                    $ 11,340
 3/30/2005                       $ 10,908                    $ 11,478
 3/31/2005                       $ 10,960                    $ 11,524
  4/1/2005                       $ 10,932                    $ 11,500
  4/2/2005                       $ 10,932                    $ 11,500
  4/3/2005                       $ 10,932                    $ 11,500
  4/4/2005                       $ 10,948                    $ 11,523
  4/5/2005                       $ 10,936                    $ 11,573
  4/6/2005                       $ 10,936                    $ 11,584
  4/7/2005                       $ 10,992                    $ 11,647
  4/8/2005                       $ 10,883                    $ 11,515
  4/9/2005                       $ 10,883                    $ 11,515
 4/10/2005                       $ 10,883                    $ 11,515
 4/11/2005                       $ 10,843                    $ 11,479
 4/12/2005                       $ 10,932                    $ 11,589
 4/13/2005                       $ 10,791                    $ 11,432
 4/14/2005                       $ 10,643                    $ 11,270
 4/15/2005                       $ 10,454                    $ 11,079
 4/16/2005                       $ 10,454                    $ 11,079
 4/17/2005                       $ 10,454                    $ 11,079
 4/18/2005                       $ 10,498                    $ 11,127
 4/19/2005                       $ 10,622                    $ 11,268
 4/20/2005                       $ 10,450                    $ 11,110
 4/21/2005                       $ 10,610                    $ 11,295
 4/22/2005                       $ 10,522                    $ 11,213
 4/23/2005                       $ 10,522                    $ 11,213
 4/24/2005                       $ 10,522                    $ 11,213
 4/25/2005                       $ 10,651                    $ 11,347
 4/26/2005                       $ 10,530                    $ 11,211
 4/27/2005                       $ 10,554                    $ 11,267
 4/28/2005                       $ 10,422                    $ 11,142
 4/29/2005                       $ 10,522                    $ 11,265
 4/30/2005                       $ 10,522                    $ 11,265
  5/1/2005                       $ 10,522                    $ 11,265
  5/2/2005                       $ 10,602                    $ 11,351
  5/3/2005                       $ 10,558                    $ 11,313
  5/4/2005                       $ 10,707                    $ 11,480
  5/5/2005                       $ 10,715                    $ 11,467
  5/6/2005                       $ 10,747                    $ 11,505
  5/7/2005                       $ 10,747                    $ 11,505
  5/8/2005                       $ 10,747                    $ 11,505
  5/9/2005                       $ 10,803                    $ 11,577
 5/10/2005                       $ 10,727                    $ 11,513
 5/11/2005                       $ 10,775                    $ 11,565
 5/12/2005                       $ 10,618                    $ 11,383
 5/13/2005                       $ 10,550                    $ 11,272
 5/14/2005                       $ 10,550                    $ 11,272
 5/15/2005                       $ 10,550                    $ 11,272
 5/16/2005                       $ 10,711                    $ 11,449
 5/17/2005                       $ 10,791                    $ 11,558
 5/18/2005                       $ 10,956                    $ 11,721
 5/19/2005                       $ 10,988                    $ 11,740
 5/20/2005                       $ 10,992                    $ 11,771
 5/21/2005                       $ 10,992                    $ 11,771
 5/22/2005                       $ 10,992                    $ 11,771
 5/23/2005                       $ 11,044                    $ 11,816
 5/24/2005                       $ 11,036                    $ 11,792
 5/25/2005                       $ 10,956                    $ 11,728
 5/26/2005                       $ 11,080                    $ 11,840
 5/27/2005                       $ 11,104                    $ 11,869
 5/28/2005                       $ 11,104                    $ 11,869
 5/29/2005                       $ 11,104                    $ 11,869
 5/30/2005                       $ 11,104                    $ 11,869
 5/31/2005                       $ 11,120                    $ 11,892
  6/1/2005                       $ 11,213                    $ 12,018
  6/2/2005                       $ 11,249                    $ 12,045
  6/3/2005                       $ 11,193                    $ 11,999
  6/4/2005                       $ 11,193                    $ 11,999
  6/5/2005                       $ 11,193                    $ 11,999
  6/6/2005                       $ 11,237                    $ 12,040
  6/7/2005                       $ 11,225                    $ 12,054
  6/8/2005                       $ 11,189                    $ 12,040
  6/9/2005                       $ 11,281                    $ 12,110
 6/10/2005                       $ 11,273                    $ 12,168
 6/11/2005                       $ 11,273                    $ 12,168
 6/12/2005                       $ 11,273                    $ 12,168
 6/13/2005                       $ 11,337                    $ 12,206
 6/14/2005                       $ 11,385                    $ 12,271
 6/15/2005                       $ 11,426                    $ 12,302
 6/16/2005                       $ 11,518                    $ 12,381
 6/17/2005                       $ 11,546                    $ 12,408
 6/18/2005                       $ 11,546                    $ 12,408
 6/19/2005                       $ 11,546                    $ 12,408
 6/20/2005                       $ 11,510                    $ 12,370
 6/21/2005                       $ 11,466                    $ 12,345
 6/22/2005                       $ 11,490                    $ 12,371
 6/23/2005                       $ 11,402                    $ 12,232
 6/24/2005                       $ 11,281                    $ 12,111
 6/25/2005                       $ 11,281                    $ 12,111
 6/26/2005                       $ 11,281                    $ 12,111
 6/27/2005                       $ 11,297                    $ 12,115
 6/28/2005                       $ 11,430                    $ 12,281
 6/29/2005                       $ 11,462                    $ 12,302
 6/30/2005                       $ 11,434                    $ 12,287
  7/1/2005                       $ 11,534                    $ 12,419
  7/2/2005                       $ 11,534                    $ 12,419
  7/3/2005                       $ 11,534                    $ 12,419
  7/4/2005                       $ 11,534                    $ 12,419
  7/5/2005                       $ 11,634                    $ 12,503
  7/6/2005                       $ 11,562                    $ 12,424
  7/7/2005                       $ 11,610                    $ 12,466
  7/8/2005                       $ 11,739                    $ 12,628
  7/9/2005                       $ 11,739                    $ 12,628
 7/10/2005                       $ 11,739                    $ 12,628
 7/11/2005                       $ 11,839                    $ 12,727
 7/12/2005                       $ 11,859                    $ 12,739
 7/13/2005                       $ 11,835                    $ 12,716
 7/14/2005                       $ 11,783                    $ 12,651
 7/15/2005                       $ 11,783                    $ 12,670
 7/16/2005                       $ 11,783                    $ 12,670
 7/17/2005                       $ 11,783                    $ 12,670
 7/18/2005                       $ 11,755                    $ 12,646
 7/19/2005                       $ 11,879                    $ 12,776
 7/20/2005                       $ 11,952                    $ 12,873
 7/21/2005                       $ 11,859                    $ 12,750
 7/22/2005                       $ 11,988                    $ 12,881
 7/23/2005                       $ 11,988                    $ 12,881
 7/24/2005                       $ 11,988                    $ 12,881
 7/25/2005                       $ 11,916                    $ 12,780
 7/26/2005                       $ 11,984                    $ 12,838
 7/27/2005                       $ 12,004                    $ 12,877
 7/28/2005                       $ 12,100                    $ 13,015
 7/29/2005                       $ 12,048                    $ 13,024
 7/30/2005                       $ 12,048                    $ 13,024
 7/31/2005                       $ 12,048                    $ 13,024
  8/1/2005                       $ 12,048                    $ 12,992
  8/2/2005                       $ 12,112                    $ 13,090
  8/3/2005                       $ 12,068                    $ 13,069
  8/4/2005                       $ 11,948                    $ 12,941
  8/5/2005                       $ 11,815                    $ 12,767
  8/6/2005                       $ 11,815                    $ 12,767
  8/7/2005                       $ 11,815                    $ 12,767
  8/8/2005                       $ 11,763                    $ 12,662
  8/9/2005                       $ 11,795                    $ 12,711
 8/10/2005                       $ 11,799                    $ 12,694
 8/11/2005                       $ 11,883                    $ 12,792
 8/12/2005                       $ 11,863                    $ 12,776
 8/13/2005                       $ 11,863                    $ 12,776
 8/14/2005                       $ 11,863                    $ 12,776
 8/15/2005                       $ 11,896                    $ 12,829
 8/16/2005                       $ 11,739                    $ 12,669
 8/17/2005                       $ 11,723                    $ 12,674
 8/18/2005                       $ 11,687                    $ 12,593
 8/19/2005                       $ 11,715                    $ 12,623
 8/20/2005                       $ 11,715                    $ 12,623
 8/21/2005                       $ 11,715                    $ 12,623
 8/22/2005                       $ 11,759                    $ 12,694
 8/23/2005                       $ 11,723                    $ 12,647
 8/24/2005                       $ 11,711                    $ 12,612
 8/25/2005                       $ 11,771                    $ 12,723
 8/26/2005                       $ 11,675                    $ 12,592
 8/27/2005                       $ 11,675                    $ 12,592
 8/28/2005                       $ 11,675                    $ 12,592
 8/29/2005                       $ 11,735                    $ 12,666
 8/30/2005                       $ 11,711                    $ 12,616
 8/31/2005                       $ 11,883                    $ 12,841
  9/1/2005                       $ 11,920                    $ 12,887
  9/2/2005                       $ 11,851                    $ 12,846
  9/3/2005                       $ 11,851                    $ 12,846
  9/4/2005                       $ 11,851                    $ 12,846
  9/5/2005                       $ 11,851                    $ 12,846
  9/6/2005                       $ 11,956                    $ 12,966
  9/7/2005                       $ 11,996                    $ 12,996
  9/8/2005                       $ 11,936                    $ 12,925
  9/9/2005                       $ 12,032                    $ 12,991
 9/10/2005                       $ 12,032                    $ 12,991
 9/11/2005                       $ 12,032                    $ 12,991
 9/12/2005                       $ 12,024                    $ 13,043
 9/13/2005                       $ 11,948                    $ 12,921
 9/14/2005                       $ 11,908                    $ 12,852
 9/15/2005                       $ 11,928                    $ 12,853
 9/16/2005                       $ 11,988                    $ 12,920
 9/17/2005                       $ 11,988                    $ 12,920
 9/18/2005                       $ 11,988                    $ 12,920
 9/19/2005                       $ 11,928                    $ 12,766
 9/20/2005                       $ 11,835                    $ 12,639
 9/21/2005                       $ 11,687                    $ 12,428
 9/22/2005                       $ 11,679                    $ 12,439
 9/23/2005                       $ 11,731                    $ 12,509
 9/24/2005                       $ 11,731                    $ 12,509
 9/25/2005                       $ 11,731                    $ 12,509
 9/26/2005                       $ 11,795                    $ 12,537
 9/27/2005                       $ 11,775                    $ 12,517
 9/28/2005                       $ 11,751                    $ 12,492
 9/29/2005                       $ 11,916                    $ 12,645
 9/30/2005                       $ 11,964                    $ 12,685
 10/1/2005                       $ 11,964                    $ 12,685
 10/2/2005                       $ 11,964                    $ 12,685
 10/3/2005                       $ 12,036                    $ 12,753
 10/4/2005                       $ 11,912                    $ 12,632
 10/5/2005                       $ 11,618                    $ 12,315
 10/6/2005                       $ 11,506                    $ 12,251
 10/7/2005                       $ 11,550                    $ 12,287
 10/8/2005                       $ 11,550                    $ 12,287
 10/9/2005                       $ 11,550                    $ 12,287
10/10/2005                       $ 11,442                    $ 12,150
10/11/2005                       $ 11,369                    $ 12,046
10/12/2005                       $ 11,213                    $ 11,895
10/13/2005                       $ 11,145                    $ 11,862
10/14/2005                       $ 11,289                    $ 11,974
10/15/2005                       $ 11,289                    $ 11,974
10/16/2005                       $ 11,289                    $ 11,974
10/17/2005                       $ 11,333                    $ 12,001
10/18/2005                       $ 11,193                    $ 11,874
10/19/2005                       $ 11,309                    $ 11,980
10/20/2005                       $ 11,132                    $ 11,800
10/21/2005                       $ 11,233                    $ 11,883
10/22/2005                       $ 11,233                    $ 11,883
10/23/2005                       $ 11,233                    $ 11,883
10/24/2005                       $ 11,474                    $ 12,141
10/25/2005                       $ 11,466                    $ 12,071
10/26/2005                       $ 11,398                    $ 11,977
10/27/2005                       $ 11,241                    $ 11,818
10/28/2005                       $ 11,422                    $ 12,020
10/29/2005                       $ 11,422                    $ 12,020
10/30/2005                       $ 11,422                    $ 12,020
10/31/2005                       $ 11,594                    $ 12,219
 11/1/2005                       $ 11,574                    $ 12,147
 11/2/2005                       $ 11,767                    $ 12,355
 11/3/2005                       $ 11,775                    $ 12,346
 11/4/2005                       $ 11,759                    $ 12,325
 11/5/2005                       $ 11,759                    $ 12,325
 11/6/2005                       $ 11,759                    $ 12,325
 11/7/2005                       $ 11,775                    $ 12,387
 11/8/2005                       $ 11,687                    $ 12,255
 11/9/2005                       $ 11,743                    $ 12,321
11/10/2005                       $ 11,795                    $ 12,409
11/11/2005                       $ 11,851                    $ 12,449
11/12/2005                       $ 11,851                    $ 12,449
11/13/2005                       $ 11,851                    $ 12,449
11/14/2005                       $ 11,867                    $ 12,453
11/15/2005                       $ 11,799                    $ 12,369
11/16/2005                       $ 11,811                    $ 12,354
11/17/2005                       $ 11,948                    $ 12,524
11/18/2005                       $ 11,976                    $ 12,618
11/19/2005                       $ 11,976                    $ 12,618
11/20/2005                       $ 11,976                    $ 12,618
11/21/2005                       $ 12,044                    $ 12,694
11/22/2005                       $ 12,112                    $ 12,743
11/23/2005                       $ 12,140                    $ 12,790
11/24/2005                       $ 12,140                    $ 12,790
11/25/2005                       $ 12,157                    $ 12,796
11/26/2005                       $ 12,157                    $ 12,796
11/27/2005                       $ 12,157                    $ 12,796
11/28/2005                       $ 11,976                    $ 12,662
11/29/2005                       $ 12,040                    $ 12,737
11/30/2005                       $ 12,032                    $ 12,713
 12/1/2005                       $ 12,237                    $ 12,897
 12/2/2005                       $ 12,225                    $ 12,897
 12/3/2005                       $ 12,225                    $ 12,897
 12/4/2005                       $ 12,225                    $ 12,897
 12/5/2005                       $ 12,181                    $ 12,829
 12/6/2005                       $ 12,181                    $ 12,840
 12/7/2005                       $ 12,128                    $ 12,819
 12/8/2005                       $ 12,169                    $ 12,797
 12/9/2005                       $ 12,229                    $ 12,916
12/10/2005                       $ 12,229                    $ 12,916
12/11/2005                       $ 12,229                    $ 12,916
12/12/2005                       $ 12,241                    $ 12,883
12/13/2005                       $ 12,253                    $ 12,913
12/14/2005                       $ 12,297                    $ 12,998
12/15/2005                       $ 12,253                    $ 12,929
12/16/2005                       $ 12,189                    $ 12,946
12/17/2005                       $ 12,189                    $ 12,946
12/18/2005                       $ 12,189                    $ 12,946
12/19/2005                       $ 12,012                    $ 12,762
12/20/2005                       $ 12,020                    $ 12,774
12/21/2005                       $ 12,064                    $ 12,821
12/22/2005                       $ 12,100                    $ 12,865
12/23/2005                       $ 12,145                    $ 12,912
12/24/2005                       $ 12,145                    $ 12,912
12/25/2005                       $ 12,145                    $ 12,912
12/26/2005                       $ 12,145                    $ 12,912
12/27/2005                       $ 12,007                    $ 12,768
12/28/2005                       $ 12,060                    $ 12,825
12/29/2005                       $ 12,064                    $ 12,829
12/30/2005                       $ 11,979                    $ 12,745
12/31/2005                       $ 11,979                    $ 12,745
  1/1/2006                       $ 11,979                    $ 12,745
  1/2/2006                       $ 11,979                    $ 12,745
  1/3/2006                       $ 12,116                    $ 12,892
  1/4/2006                       $ 12,181                    $ 12,962
  1/5/2006                       $ 12,189                    $ 12,971
  1/6/2006                       $ 12,278                    $ 13,072
  1/7/2006                       $ 12,278                    $ 13,072
  1/8/2006                       $ 12,278                    $ 13,072
  1/9/2006                       $ 12,391                    $ 13,196
 1/10/2006                       $ 12,415                    $ 13,220
 1/11/2006                       $ 12,411                    $ 13,220
 1/12/2006                       $ 12,339                    $ 13,144
 1/13/2006                       $ 12,359                    $ 13,171
 1/14/2006                       $ 12,359                    $ 13,171
 1/15/2006                       $ 12,359                    $ 13,171
 1/16/2006                       $ 12,359                    $ 13,171
 1/17/2006                       $ 12,262                    $ 13,068
 1/18/2006                       $ 12,266                    $ 13,071
 1/19/2006                       $ 12,391                    $ 13,207
 1/20/2006                       $ 12,189                    $ 12,995
 1/21/2006                       $ 12,189                    $ 12,995
 1/22/2006                       $ 12,189                    $ 12,995
 1/23/2006                       $ 12,262                    $ 13,073
 1/24/2006                       $ 12,444                    $ 13,267
 1/25/2006                       $ 12,423                    $ 13,249
 1/26/2006                       $ 12,524                    $ 13,355
 1/27/2006                       $ 12,573                    $ 13,412
 1/28/2006                       $ 12,573                    $ 13,412
 1/29/2006                       $ 12,573                    $ 13,412
 1/30/2006                       $ 12,561                    $ 13,398
 1/31/2006                       $ 12,617                    $ 13,461
  2/1/2006                       $ 12,670                    $ 13,516
  2/2/2006                       $ 12,537                    $ 13,375
  2/3/2006                       $ 12,496                    $ 13,334
  2/4/2006                       $ 12,496                    $ 13,334
  2/5/2006                       $ 12,496                    $ 13,334
  2/6/2006                       $ 12,569                    $ 13,416
  2/7/2006                       $ 12,456                    $ 13,293
  2/8/2006                       $ 12,508                    $ 13,351
  2/9/2006                       $ 12,472                    $ 13,314
 2/10/2006                       $ 12,460                    $ 13,306
 2/11/2006                       $ 12,460                    $ 13,306
 2/12/2006                       $ 12,460                    $ 13,306
 2/13/2006                       $ 12,399                    $ 13,241
 2/14/2006                       $ 12,533                    $ 13,383
 2/15/2006                       $ 12,593                    $ 13,451
 2/16/2006                       $ 12,666                    $ 13,530
 2/17/2006                       $ 12,666                    $ 13,535
 2/18/2006                       $ 12,666                    $ 13,535
 2/19/2006                       $ 12,666                    $ 13,535
 2/20/2006                       $ 12,666                    $ 13,535
 2/21/2006                       $ 12,625                    $ 13,494
 2/22/2006                       $ 12,771                    $ 13,648
 2/23/2006                       $ 12,698                    $ 13,571
 2/24/2006                       $ 12,686                    $ 13,563
 2/25/2006                       $ 12,686                    $ 13,563
 2/26/2006                       $ 12,686                    $ 13,563
 2/27/2006                       $ 12,759                    $ 13,641
 2/28/2006                       $ 12,613                    $ 13,484
  3/1/2006                       $ 12,698                    $ 13,579
  3/2/2006                       $ 12,577                    $ 13,447
  3/3/2006                       $ 12,520                    $ 13,394
  3/4/2006                       $ 12,520                    $ 13,394
  3/5/2006                       $ 12,520                    $ 13,394
  3/6/2006                       $ 12,415                    $ 13,281
  3/7/2006                       $ 12,314                    $ 13,175
  3/8/2006                       $ 12,326                    $ 13,185
  3/9/2006                       $ 12,330                    $ 13,193
 3/10/2006                       $ 12,432                    $ 13,303
 3/11/2006                       $ 12,432                    $ 13,303
 3/12/2006                       $ 12,432                    $ 13,303
 3/13/2006                       $ 12,448                    $ 13,327
 3/14/2006                       $ 12,553                    $ 13,441
 3/15/2006                       $ 12,638                    $ 13,532
 3/16/2006                       $ 12,621                    $ 13,516
 3/17/2006                       $ 12,642                    $ 13,542
 3/18/2006                       $ 12,642                    $ 13,542
 3/19/2006                       $ 12,642                    $ 13,542
 3/20/2006                       $ 12,621                    $ 13,519
 3/21/2006                       $ 12,508                    $ 13,397
 3/22/2006                       $ 12,617                    $ 13,517
 3/23/2006                       $ 12,565                    $ 13,461
 3/24/2006                       $ 12,621                    $ 13,526
 3/25/2006                       $ 12,621                    $ 13,526
 3/26/2006                       $ 12,621                    $ 13,526
 3/27/2006                       $ 12,646                    $ 13,552
 3/28/2006                       $ 12,549                    $ 13,452
 3/29/2006                       $ 12,714                    $ 13,629
 3/30/2006                       $ 12,678                    $ 13,592
 3/31/2006                       $ 12,666                    $ 13,582
  4/1/2006                       $ 12,666                    $ 13,582
  4/2/2006                       $ 12,666                    $ 13,582
  4/3/2006                       $ 12,702                    $ 13,625
  4/4/2006                       $ 12,743                    $ 13,666
  4/5/2006                       $ 12,815                    $ 13,747
  4/6/2006                       $ 12,783                    $ 13,715
  4/7/2006                       $ 12,642                    $ 13,564
  4/8/2006                       $ 12,642                    $ 13,564
  4/9/2006                       $ 12,642                    $ 13,564
 4/10/2006                       $ 12,589                    $ 13,506
 4/11/2006                       $ 12,440                    $ 13,346
 4/12/2006                       $ 12,508                    $ 13,421
 4/13/2006                       $ 12,480                    $ 13,397
 4/14/2006                       $ 12,480                    $ 13,397
 4/15/2006                       $ 12,480                    $ 13,397
 4/16/2006                       $ 12,480                    $ 13,397
 4/17/2006                       $ 12,468                    $ 13,383
 4/18/2006                       $ 12,755                    $ 13,694
 4/19/2006                       $ 12,840                    $ 13,785
 4/20/2006                       $ 12,916                    $ 13,869
 4/21/2006                       $ 12,900                    $ 13,860
 4/22/2006                       $ 12,900                    $ 13,860
 4/23/2006                       $ 12,900                    $ 13,860
 4/24/2006                       $ 12,856                    $ 13,811
 4/25/2006                       $ 12,876                    $ 13,835
 4/26/2006                       $ 12,884                    $ 13,842
 4/27/2006                       $ 12,880                    $ 13,838
 4/28/2006                       $ 12,872                    $ 13,833
 4/29/2006                       $ 12,872                    $ 13,833
 4/30/2006                       $ 12,872                    $ 13,833
  5/1/2006                       $ 12,832                    $ 13,791
  5/2/2006                       $ 12,892                    $ 13,858
  5/3/2006                       $ 12,921                    $ 13,893
  5/4/2006                       $ 13,030                    $ 14,011
  5/5/2006                       $ 13,147                    $ 14,142
  5/6/2006                       $ 13,147                    $ 14,142
  5/7/2006                       $ 13,147                    $ 14,142
  5/8/2006                       $ 13,167                    $ 14,166
  5/9/2006                       $ 13,143                    $ 14,138
 5/10/2006                       $ 13,090                    $ 14,087
 5/11/2006                       $ 12,888                    $ 13,868
 5/12/2006                       $ 12,630                    $ 13,593
 5/13/2006                       $ 12,630                    $ 13,593
 5/14/2006                       $ 12,630                    $ 13,593
 5/15/2006                       $ 12,642                    $ 13,605
 5/16/2006                       $ 12,597                    $ 13,558
 5/17/2006                       $ 12,367                    $ 13,312
 5/18/2006                       $ 12,294                    $ 13,236
 5/19/2006                       $ 12,355                    $ 13,304
 5/20/2006                       $ 12,355                    $ 13,304
 5/21/2006                       $ 12,355                    $ 13,304
 5/22/2006                       $ 12,339                    $ 13,288
 5/23/2006                       $ 12,217                    $ 13,159
 5/24/2006                       $ 12,298                    $ 13,246
 5/25/2006                       $ 12,468                    $ 13,429
 5/26/2006                       $ 12,541                    $ 13,511
 5/27/2006                       $ 12,541                    $ 13,511
 5/28/2006                       $ 12,541                    $ 13,511
 5/29/2006                       $ 12,541                    $ 13,511
 5/30/2006                       $ 12,294                    $ 13,250
 5/31/2006                       $ 12,460                    $ 13,435
  6/1/2006                       $ 12,674                    $ 13,663
  6/2/2006                       $ 12,694                    $ 13,688
  6/3/2006                       $ 12,694                    $ 13,688
  6/4/2006                       $ 12,694                    $ 13,688
  6/5/2006                       $ 12,427                    $ 13,393
  6/6/2006                       $ 12,432                    $ 13,401
  6/7/2006                       $ 12,347                    $ 13,309
  6/8/2006                       $ 12,302                    $ 13,264
  6/9/2006                       $ 12,318                    $ 13,284
 6/10/2006                       $ 12,318                    $ 13,284
 6/11/2006                       $ 12,318                    $ 13,284
 6/12/2006                       $ 12,112                    $ 13,061
 6/13/2006                       $ 11,938                    $ 12,876
 6/14/2006                       $ 11,975                    $ 12,913
 6/15/2006                       $ 12,318                    $ 13,277
 6/16/2006                       $ 12,246                    $ 13,204
 6/17/2006                       $ 12,246                    $ 13,204
 6/18/2006                       $ 12,246                    $ 13,204
 6/19/2006                       $ 12,092                    $ 13,036
 6/20/2006                       $ 12,092                    $ 13,038
 6/21/2006                       $ 12,274                    $ 13,238
 6/22/2006                       $ 12,181                    $ 13,136
 6/23/2006                       $ 12,250                    $ 13,212
 6/24/2006                       $ 12,250                    $ 13,212
 6/25/2006                       $ 12,250                    $ 13,212
 6/26/2006                       $ 12,351                    $ 13,323
 6/27/2006                       $ 12,213                    $ 13,177
 6/28/2006                       $ 12,258                    $ 13,228
 6/29/2006                       $ 12,605                    $ 13,605
 6/30/2006                       $ 12,678                    $ 13,687
  7/1/2006                       $ 12,678                    $ 13,687
  7/2/2006                       $ 12,678                    $ 13,687
  7/3/2006                       $ 12,743                    $ 13,760
  7/4/2006                       $ 12,743                    $ 13,760
  7/5/2006                       $ 12,621                    $ 13,626
  7/6/2006                       $ 12,621                    $ 13,629
  7/7/2006                       $ 12,561                    $ 13,571
  7/8/2006                       $ 12,561                    $ 13,571
  7/9/2006                       $ 12,561                    $ 13,571
 7/10/2006                       $ 12,601                    $ 13,617
 7/11/2006                       $ 12,694                    $ 13,717
 7/12/2006                       $ 12,541                    $ 13,551
 7/13/2006                       $ 12,310                    $ 13,305
 7/14/2006                       $ 12,233                    $ 13,222
 7/15/2006                       $ 12,233                    $ 13,222
 7/16/2006                       $ 12,233                    $ 13,222
 7/17/2006                       $ 12,193                    $ 13,180
 7/18/2006                       $ 12,229                    $ 13,221
 7/19/2006                       $ 12,452                    $ 13,465
 7/20/2006                       $ 12,258                    $ 13,254
 7/21/2006                       $ 12,145                    $ 13,140
 7/22/2006                       $ 12,145                    $ 13,140
 7/23/2006                       $ 12,145                    $ 13,140
 7/24/2006                       $ 12,379                    $ 13,395
 7/25/2006                       $ 12,456                    $ 13,481
 7/26/2006                       $ 12,432                    $ 13,455
 7/27/2006                       $ 12,314                    $ 13,328
 7/28/2006                       $ 12,476                    $ 13,510
 7/29/2006                       $ 12,476                    $ 13,510
 7/30/2006                       $ 12,476                    $ 13,510
 7/31/2006                       $ 12,448                    $ 13,478
  8/1/2006                       $ 12,383                    $ 13,408
  8/2/2006                       $ 12,436                    $ 13,468
  8/3/2006                       $ 12,516                    $ 13,557
  8/4/2006                       $ 12,488                    $ 13,529
  8/5/2006                       $ 12,488                    $ 13,529
  8/6/2006                       $ 12,488                    $ 13,529
  8/7/2006                       $ 12,427                    $ 13,465
  8/8/2006                       $ 12,367                    $ 13,402
  8/9/2006                       $ 12,229                    $ 13,254
 8/10/2006                       $ 12,274                    $ 13,305
 8/11/2006                       $ 12,161                    $ 13,183
 8/12/2006                       $ 12,161                    $ 13,183
 8/13/2006                       $ 12,161                    $ 13,183
 8/14/2006                       $ 12,229                    $ 13,257
 8/15/2006                       $ 12,411                    $ 13,460
 8/16/2006                       $ 12,553                    $ 13,614
 8/17/2006                       $ 12,549                    $ 13,612
 8/18/2006                       $ 12,557                    $ 13,625
 8/19/2006                       $ 12,557                    $ 13,625
 8/20/2006                       $ 12,557                    $ 13,625
 8/21/2006                       $ 12,440                    $ 13,498
 8/22/2006                       $ 12,468                    $ 13,530
 8/23/2006                       $ 12,343                    $ 13,395
 8/24/2006                       $ 12,326                    $ 13,378
 8/25/2006                       $ 12,298                    $ 13,348
 8/26/2006                       $ 12,298                    $ 13,348
 8/27/2006                       $ 12,298                    $ 13,348
 8/28/2006                       $ 12,423                    $ 13,484
 8/29/2006                       $ 12,528                    $ 13,602
 8/30/2006                       $ 12,561                    $ 13,636
 8/31/2006                       $ 12,638                    $ 13,724
  9/1/2006                       $ 12,662                    $ 13,754
  9/2/2006                       $ 12,662                    $ 13,754
  9/3/2006                       $ 12,662                    $ 13,754
  9/4/2006                       $ 12,662                    $ 13,754
  9/5/2006                       $ 12,714                    $ 13,812
  9/6/2006                       $ 12,541                    $ 13,624
  9/7/2006                       $ 12,480                    $ 13,558
  9/8/2006                       $ 12,516                    $ 13,599
  9/9/2006                       $ 12,516                    $ 13,599
 9/10/2006                       $ 12,516                    $ 13,599
 9/11/2006                       $ 12,537                    $ 13,622
 9/12/2006                       $ 12,735                    $ 13,838
 9/13/2006                       $ 12,799                    $ 13,912
 9/14/2006                       $ 12,743                    $ 13,848
 9/15/2006                       $ 12,722                    $ 13,831
 9/16/2006                       $ 12,722                    $ 13,831
 9/17/2006                       $ 12,722                    $ 13,831
 9/18/2006                       $ 12,666                    $ 13,769
 9/19/2006                       $ 12,634                    $ 13,733
 9/20/2006                       $ 12,755                    $ 13,869
 9/21/2006                       $ 12,613                    $ 13,717
 9/22/2006                       $ 12,541                    $ 13,636
 9/23/2006                       $ 12,541                    $ 13,636
 9/24/2006                       $ 12,541                    $ 13,636
 9/25/2006                       $ 12,658                    $ 13,766
 9/26/2006                       $ 12,743                    $ 13,859
 9/27/2006                       $ 12,763                    $ 13,887
 9/28/2006                       $ 12,747                    $ 13,869
 9/29/2006                       $ 12,658                    $ 13,776
 9/30/2006                       $ 12,658                    $ 13,776
 10/1/2006                       $ 12,658                    $ 13,776
 10/2/2006                       $ 12,662                    $ 13,780
 10/3/2006                       $ 12,674                    $ 13,793
 10/4/2006                       $ 12,860                    $ 14,001
 10/5/2006                       $ 12,957                    $ 14,107
 10/6/2006                       $ 12,876                    $ 14,021
 10/7/2006                       $ 12,876                    $ 14,021
 10/8/2006                       $ 12,876                    $ 14,021
 10/9/2006                       $ 12,933                    $ 14,084
10/10/2006                       $ 12,969                    $ 14,126
10/11/2006                       $ 12,969                    $ 14,129
10/12/2006                       $ 13,139                    $ 14,317
10/13/2006                       $ 13,191                    $ 14,374
10/14/2006                       $ 13,191                    $ 14,374
10/15/2006                       $ 13,191                    $ 14,374
10/16/2006                       $ 13,272                    $ 14,466
10/17/2006                       $ 13,212                    $ 14,401
10/18/2006                       $ 13,207                    $ 14,398
10/19/2006                       $ 13,276                    $ 14,474
10/20/2006                       $ 13,228                    $ 14,421
10/21/2006                       $ 13,228                    $ 14,421
10/22/2006                       $ 13,228                    $ 14,421
10/23/2006                       $ 13,280                    $ 14,478
10/24/2006                       $ 13,272                    $ 14,473
10/25/2006                       $ 13,337                    $ 14,545
10/26/2006                       $ 13,446                    $ 14,665
10/27/2006                       $ 13,280                    $ 14,487
10/28/2006                       $ 13,280                    $ 14,487
10/29/2006                       $ 13,280                    $ 14,487
10/30/2006                       $ 13,321                    $ 14,532
10/31/2006                       $ 13,284                    $ 14,494
 11/1/2006                       $ 13,163                    $ 14,364
 11/2/2006                       $ 13,135                    $ 14,332
 11/3/2006                       $ 13,135                    $ 14,336
 11/4/2006                       $ 13,135                    $ 14,336
 11/5/2006                       $ 13,135                    $ 14,336
 11/6/2006                       $ 13,349                    $ 14,572
 11/7/2006                       $ 13,349                    $ 14,574
 11/8/2006                       $ 13,458                    $ 14,695
 11/9/2006                       $ 13,401                    $ 14,634
11/10/2006                       $ 13,507                    $ 14,754
11/11/2006                       $ 13,507                    $ 14,754
11/12/2006                       $ 13,507                    $ 14,754
11/13/2006                       $ 13,555                    $ 14,811
11/14/2006                       $ 13,713                    $ 14,982
11/15/2006                       $ 13,765                    $ 15,044
11/16/2006                       $ 13,781                    $ 15,064
11/17/2006                       $ 13,765                    $ 15,048
11/18/2006                       $ 13,765                    $ 15,048
11/19/2006                       $ 13,765                    $ 15,048
11/20/2006                       $ 13,793                    $ 15,073
11/21/2006                       $ 13,806                    $ 15,087
11/22/2006                       $ 13,862                    $ 15,155
11/23/2006                       $ 13,862                    $ 15,155
11/24/2006                       $ 13,866                    $ 15,160
11/25/2006                       $ 13,866                    $ 15,160
11/26/2006                       $ 13,866                    $ 15,160
11/27/2006                       $ 13,575                    $ 14,839
11/28/2006                       $ 13,616                    $ 14,885
11/29/2006                       $ 13,745                    $ 15,031
11/30/2006                       $ 13,765                    $ 15,052
 12/1/2006                       $ 13,753                    $ 15,045
 12/2/2006                       $ 13,753                    $ 15,045
 12/3/2006                       $ 13,753                    $ 15,045
 12/4/2006                       $ 13,963                    $ 15,274
 12/5/2006                       $ 13,987                    $ 15,304
 12/6/2006                       $ 13,944                    $ 15,258
 12/7/2006                       $ 13,899                    $ 15,209
 12/8/2006                       $ 13,871                    $ 15,181
 12/9/2006                       $ 13,871                    $ 15,181
12/10/2006                       $ 13,871                    $ 15,181
12/11/2006                       $ 13,879                    $ 15,192
12/12/2006                       $ 13,802                    $ 15,110
12/13/2006                       $ 13,895                    $ 15,213
12/14/2006                       $ 14,017                    $ 15,348
12/15/2006                       $ 13,996                    $ 15,327
12/16/2006                       $ 13,996                    $ 15,327
12/17/2006                       $ 13,996                    $ 15,327
12/18/2006                       $ 13,838                    $ 15,168
12/19/2006                       $ 13,838                    $ 15,166
12/20/2006                       $ 13,879                    $ 15,213
12/21/2006                       $ 13,810                    $ 15,137
12/22/2006                       $ 13,789                    $ 15,117
12/23/2006                       $ 13,789                    $ 15,117
12/24/2006                       $ 13,789                    $ 15,117
12/25/2006                       $ 13,789                    $ 15,117
12/26/2006                       $ 13,935                    $ 15,280
12/27/2006                       $ 14,069                    $ 15,428
12/28/2006                       $ 13,988                    $ 15,341
12/29/2006                       $ 13,858                    $ 15,206
12/30/2006                       $ 13,858                    $ 15,206
12/31/2006                       $ 13,858                    $ 15,206
  1/1/2007                       $ 13,858                    $ 15,206
  1/2/2007                       $ 13,858                    $ 15,206
  1/3/2007                       $ 13,980                    $ 15,340
  1/4/2007                       $ 13,988                    $ 15,354
  1/5/2007                       $ 13,757                    $ 15,129
  1/6/2007                       $ 13,757                    $ 15,129
  1/7/2007                       $ 13,757                    $ 15,129
  1/8/2007                       $ 13,732                    $ 15,097
  1/9/2007                       $ 13,777                    $ 15,149
 1/10/2007                       $ 13,773                    $ 15,143
 1/11/2007                       $ 13,960                    $ 15,353
 1/12/2007                       $ 14,013                    $ 15,415
 1/13/2007                       $ 14,013                    $ 15,415
 1/14/2007                       $ 14,013                    $ 15,415
 1/15/2007                       $ 14,013                    $ 15,415
 1/16/2007                       $ 14,009                    $ 15,409
 1/17/2007                       $ 13,988                    $ 15,391
 1/18/2007                       $ 13,907                    $ 15,300
 1/19/2007                       $ 13,996                    $ 15,405
 1/20/2007                       $ 13,996                    $ 15,405
 1/21/2007                       $ 13,996                    $ 15,405
 1/22/2007                       $ 13,940                    $ 15,341
 1/23/2007                       $ 14,009                    $ 15,418
 1/24/2007                       $ 14,134                    $ 15,557
 1/25/2007                       $ 14,029                    $ 15,445
 1/26/2007                       $ 14,074                    $ 15,499
 1/27/2007                       $ 14,074                    $ 15,499
 1/28/2007                       $ 14,074                    $ 15,499
 1/29/2007                       $ 14,220                    $ 15,661
 1/30/2007                       $ 14,277                    $ 15,725
 1/31/2007                       $ 14,321                    $ 15,775
  2/1/2007                       $ 14,459                    $ 15,931
  2/2/2007                       $ 14,476                    $ 15,952
  2/3/2007                       $ 14,476                    $ 15,952
  2/4/2007                       $ 14,476                    $ 15,952
  2/5/2007                       $ 14,480                    $ 15,956
  2/6/2007                       $ 14,589                    $ 16,081
  2/7/2007                       $ 14,654                    $ 16,154
  2/8/2007                       $ 14,650                    $ 16,151
  2/9/2007                       $ 14,573                    $ 16,069
 2/10/2007                       $ 14,573                    $ 16,069
 2/11/2007                       $ 14,573                    $ 16,069
 2/12/2007                       $ 14,577                    $ 16,073
 2/13/2007                       $ 14,735                    $ 16,250
 2/14/2007                       $ 14,788                    $ 16,309
 2/15/2007                       $ 14,800                    $ 16,326
 2/16/2007                       $ 14,817                    $ 16,346
 2/17/2007                       $ 14,817                    $ 16,346
 2/18/2007                       $ 14,817                    $ 16,346
 2/19/2007                       $ 14,817                    $ 16,346
 2/20/2007                       $ 14,918                    $ 16,462
 2/21/2007                       $ 14,898                    $ 16,440
 2/22/2007                       $ 14,910                    $ 16,453
 2/23/2007                       $ 14,926                    $ 16,474
 2/24/2007                       $ 14,926                    $ 16,474
 2/25/2007                       $ 14,926                    $ 16,474
 2/26/2007                       $ 14,902                    $ 16,449
 2/27/2007                       $ 14,419                    $ 15,917
 2/28/2007                       $ 14,459                    $ 15,962
  3/1/2007                       $ 14,447                    $ 15,949
  3/2/2007                       $ 14,248                    $ 15,733
  3/3/2007                       $ 14,248                    $ 15,733
  3/4/2007                       $ 14,248                    $ 15,733
  3/5/2007                       $ 14,000                    $ 15,463
  3/6/2007                       $ 14,203                    $ 15,688
  3/7/2007                       $ 14,216                    $ 15,702
  3/8/2007                       $ 14,297                    $ 15,794
  3/9/2007                       $ 14,346                    $ 15,851
 3/10/2007                       $ 14,346                    $ 15,851
 3/11/2007                       $ 14,346                    $ 15,851
 3/12/2007                       $ 14,407                    $ 15,923
 3/13/2007                       $ 14,110                    $ 15,590
 3/14/2007                       $ 14,183                    $ 15,675
 3/15/2007                       $ 14,293                    $ 15,797
 3/16/2007                       $ 14,179                    $ 15,679
 3/17/2007                       $ 14,179                    $ 15,679
 3/18/2007                       $ 14,179                    $ 15,679
 3/19/2007                       $ 14,337                    $ 15,852
 3/20/2007                       $ 14,484                    $ 16,012
 3/21/2007                       $ 14,666                    $ 16,215
 3/22/2007                       $ 14,642                    $ 16,189
 3/23/2007                       $ 14,670                    $ 16,226
 3/24/2007                       $ 14,670                    $ 16,226
 3/25/2007                       $ 14,670                    $ 16,226
 3/26/2007                       $ 14,666                    $ 16,221
 3/27/2007                       $ 14,569                    $ 16,114
 3/28/2007                       $ 14,480                    $ 16,020
 3/29/2007                       $ 14,516                    $ 16,056
 3/30/2007                       $ 14,516                    $ 16,061
 3/31/2007                       $ 14,516                    $ 16,061

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                            S&P MIDCAP
                               MID-CAP VALUE               400/CITIGROUP
   DATE                        FUND H-CLASS              PURE VALUE INDEX
 2/20/2004                       $ 10,000                    $ 10,000
 2/21/2004                       $ 10,000                    $ 10,000
 2/22/2004                       $ 10,000                    $ 10,000
 2/23/2004                       $  9,896                    $  9,913
 2/24/2004                       $  9,908                    $  9,927
 2/25/2004                       $  9,980                    $  9,972
 2/26/2004                       $ 10,060                    $ 10,037
 2/27/2004                       $ 10,076                    $ 10,093
 2/28/2004                       $ 10,076                    $ 10,093
 2/29/2004                       $ 10,076                    $ 10,093
  3/1/2004                       $ 10,204                    $ 10,201
  3/2/2004                       $ 10,184                    $ 10,181
  3/3/2004                       $ 10,184                    $ 10,169
  3/4/2004                       $ 10,232                    $ 10,221
  3/5/2004                       $ 10,292                    $ 10,266
  3/6/2004                       $ 10,292                    $ 10,266
  3/7/2004                       $ 10,292                    $ 10,266
  3/8/2004                       $ 10,204                    $ 10,175
  3/9/2004                       $ 10,120                    $ 10,116
 3/10/2004                       $  9,956                    $  9,962
 3/11/2004                       $  9,844                    $  9,852
 3/12/2004                       $  9,992                    $  9,989
 3/13/2004                       $  9,992                    $  9,989
 3/14/2004                       $  9,992                    $  9,989
 3/15/2004                       $  9,824                    $  9,816
 3/16/2004                       $  9,840                    $  9,839
 3/17/2004                       $  9,984                    $  9,997
 3/18/2004                       $  9,960                    $  9,958
 3/19/2004                       $  9,896                    $  9,914
 3/20/2004                       $  9,896                    $  9,914
 3/21/2004                       $  9,896                    $  9,914
 3/22/2004                       $  9,724                    $  9,741
 3/23/2004                       $  9,736                    $  9,775
 3/24/2004                       $  9,648                    $  9,692
 3/25/2004                       $  9,808                    $  9,833
 3/26/2004                       $  9,820                    $  9,834
 3/27/2004                       $  9,820                    $  9,834
 3/28/2004                       $  9,820                    $  9,834
 3/29/2004                       $  9,940                    $ 10,006
 3/30/2004                       $ 10,012                    $ 10,066
 3/31/2004                       $ 10,052                    $ 10,093
  4/1/2004                       $ 10,136                    $ 10,206
  4/2/2004                       $ 10,156                    $ 10,268
  4/3/2004                       $ 10,156                    $ 10,268
  4/4/2004                       $ 10,156                    $ 10,268
  4/5/2004                       $ 10,192                    $ 10,294
  4/6/2004                       $ 10,132                    $ 10,263
  4/7/2004                       $ 10,124                    $ 10,234
  4/8/2004                       $ 10,076                    $ 10,165
  4/9/2004                       $ 10,076                    $ 10,165
 4/10/2004                       $ 10,076                    $ 10,165
 4/11/2004                       $ 10,076                    $ 10,165
 4/12/2004                       $ 10,084                    $ 10,137
 4/13/2004                       $  9,904                    $  9,959
 4/14/2004                       $  9,832                    $  9,894
 4/15/2004                       $  9,848                    $  9,921
 4/16/2004                       $  9,936                    $ 10,027
 4/17/2004                       $  9,936                    $ 10,027
 4/18/2004                       $  9,936                    $ 10,027
 4/19/2004                       $  9,944                    $ 10,039
 4/20/2004                       $  9,800                    $  9,911
 4/21/2004                       $  9,884                    $ 10,021
 4/22/2004                       $ 10,060                    $ 10,236
 4/23/2004                       $ 10,000                    $ 10,177
 4/24/2004                       $ 10,000                    $ 10,177
 4/25/2004                       $ 10,000                    $ 10,177
 4/26/2004                       $  9,976                    $ 10,141
 4/27/2004                       $ 10,012                    $ 10,169
 4/28/2004                       $  9,872                    $ 10,027
 4/29/2004                       $  9,708                    $  9,856
 4/30/2004                       $  9,636                    $  9,742
  5/1/2004                       $  9,636                    $  9,742
  5/2/2004                       $  9,636                    $  9,742
  5/3/2004                       $  9,712                    $  9,820
  5/4/2004                       $  9,740                    $  9,858
  5/5/2004                       $  9,760                    $  9,856
  5/6/2004                       $  9,668                    $  9,774
  5/7/2004                       $  9,456                    $  9,507
  5/8/2004                       $  9,456                    $  9,507
  5/9/2004                       $  9,456                    $  9,507
 5/10/2004                       $  9,296                    $  9,370
 5/11/2004                       $  9,404                    $  9,482
 5/12/2004                       $  9,388                    $  9,473
 5/13/2004                       $  9,408                    $  9,464
 5/14/2004                       $  9,404                    $  9,466
 5/15/2004                       $  9,404                    $  9,466
 5/16/2004                       $  9,404                    $  9,466
 5/17/2004                       $  9,300                    $  9,341
 5/18/2004                       $  9,356                    $  9,436
 5/19/2004                       $  9,328                    $  9,387
 5/20/2004                       $  9,352                    $  9,410
 5/21/2004                       $  9,384                    $  9,437
 5/22/2004                       $  9,384                    $  9,437
 5/23/2004                       $  9,384                    $  9,437
 5/24/2004                       $  9,492                    $  9,520
 5/25/2004                       $  9,668                    $  9,720
 5/26/2004                       $  9,732                    $  9,771
 5/27/2004                       $  9,780                    $  9,865
 5/28/2004                       $  9,824                    $  9,893
 5/29/2004                       $  9,824                    $  9,893
 5/30/2004                       $  9,824                    $  9,893
 5/31/2004                       $  9,824                    $  9,893
  6/1/2004                       $  9,840                    $  9,932
  6/2/2004                       $  9,860                    $  9,971
  6/3/2004                       $  9,736                    $  9,847
  6/4/2004                       $  9,808                    $  9,929
  6/5/2004                       $  9,808                    $  9,929
  6/6/2004                       $  9,808                    $  9,929
  6/7/2004                       $  9,960                    $ 10,081
  6/8/2004                       $  9,940                    $ 10,072
  6/9/2004                       $  9,824                    $  9,954
 6/10/2004                       $  9,856                    $  9,997
 6/11/2004                       $  9,856                    $  9,997
 6/12/2004                       $  9,856                    $  9,997
 6/13/2004                       $  9,856                    $  9,997
 6/14/2004                       $  9,732                    $  9,852
 6/15/2004                       $  9,848                    $  9,997
 6/16/2004                       $  9,868                    $ 10,007
 6/17/2004                       $  9,888                    $ 10,047
 6/18/2004                       $  9,892                    $ 10,074
 6/19/2004                       $  9,892                    $ 10,074
 6/20/2004                       $  9,892                    $ 10,074
 6/21/2004                       $  9,876                    $ 10,095
 6/22/2004                       $  9,928                    $ 10,123
 6/23/2004                       $ 10,024                    $ 10,217
 6/24/2004                       $ 10,008                    $ 10,201
 6/25/2004                       $ 10,044                    $ 10,268
 6/26/2004                       $ 10,044                    $ 10,268
 6/27/2004                       $ 10,044                    $ 10,268
 6/28/2004                       $  9,992                    $ 10,260
 6/29/2004                       $ 10,016                    $ 10,265
 6/30/2004                       $ 10,124                    $ 10,371
  7/1/2004                       $  9,992                    $ 10,227
  7/2/2004                       $  9,984                    $ 10,252
  7/3/2004                       $  9,984                    $ 10,252
  7/4/2004                       $  9,984                    $ 10,252
  7/5/2004                       $  9,984                    $ 10,252
  7/6/2004                       $  9,852                    $ 10,147
  7/7/2004                       $  9,864                    $ 10,179
  7/8/2004                       $  9,756                    $ 10,051
  7/9/2004                       $  9,804                    $ 10,088
 7/10/2004                       $  9,804                    $ 10,088
 7/11/2004                       $  9,804                    $ 10,088
 7/12/2004                       $  9,796                    $ 10,090
 7/13/2004                       $  9,816                    $ 10,104
 7/14/2004                       $  9,804                    $ 10,122
 7/15/2004                       $  9,848                    $ 10,185
 7/16/2004                       $  9,800                    $ 10,106
 7/17/2004                       $  9,800                    $ 10,106
 7/18/2004                       $  9,800                    $ 10,106
 7/19/2004                       $  9,812                    $ 10,154
 7/20/2004                       $  9,908                    $ 10,294
 7/21/2004                       $  9,732                    $ 10,070
 7/22/2004                       $  9,692                    $  9,984
 7/23/2004                       $  9,596                    $  9,888
 7/24/2004                       $  9,596                    $  9,888
 7/25/2004                       $  9,596                    $  9,888
 7/26/2004                       $  9,528                    $  9,825
 7/27/2004                       $  9,628                    $  9,902
 7/28/2004                       $  9,592                    $  9,903
 7/29/2004                       $  9,704                    $ 10,002
 7/30/2004                       $  9,696                    $  9,967
 7/31/2004                       $  9,696                    $  9,967
  8/1/2004                       $  9,696                    $  9,967
  8/2/2004                       $  9,744                    $ 10,040
  8/3/2004                       $  9,656                    $  9,970
  8/4/2004                       $  9,640                    $  9,978
  8/5/2004                       $  9,468                    $  9,803
  8/6/2004                       $  9,336                    $  9,666
  8/7/2004                       $  9,336                    $  9,666
  8/8/2004                       $  9,336                    $  9,666
  8/9/2004                       $  9,352                    $  9,680
 8/10/2004                       $  9,496                    $  9,853
 8/11/2004                       $  9,436                    $  9,826
 8/12/2004                       $  9,308                    $  9,679
 8/13/2004                       $  9,300                    $  9,661
 8/14/2004                       $  9,300                    $  9,661
 8/15/2004                       $  9,300                    $  9,661
 8/16/2004                       $  9,456                    $  9,829
 8/17/2004                       $  9,492                    $  9,849
 8/18/2004                       $  9,624                    $  9,987
 8/19/2004                       $  9,564                    $  9,906
 8/20/2004                       $  9,672                    $ 10,029
 8/21/2004                       $  9,672                    $ 10,029
 8/22/2004                       $  9,672                    $ 10,029
 8/23/2004                       $  9,628                    $  9,950
 8/24/2004                       $  9,648                    $ 10,013
 8/25/2004                       $  9,736                    $ 10,059
 8/26/2004                       $  9,740                    $ 10,072
 8/27/2004                       $  9,780                    $ 10,100
 8/28/2004                       $  9,780                    $ 10,100
 8/29/2004                       $  9,780                    $ 10,100
 8/30/2004                       $  9,664                    $  9,962
 8/31/2004                       $  9,756                    $ 10,073
  9/1/2004                       $  9,832                    $ 10,118
  9/2/2004                       $  9,904                    $ 10,209
  9/3/2004                       $  9,868                    $ 10,170
  9/4/2004                       $  9,868                    $ 10,170
  9/5/2004                       $  9,868                    $ 10,170
  9/6/2004                       $  9,868                    $ 10,170
  9/7/2004                       $  9,952                    $ 10,289
  9/8/2004                       $  9,828                    $ 10,189
  9/9/2004                       $  9,904                    $ 10,273
 9/10/2004                       $  9,920                    $ 10,275
 9/11/2004                       $  9,920                    $ 10,275
 9/12/2004                       $  9,920                    $ 10,275
 9/13/2004                       $  9,964                    $ 10,292
 9/14/2004                       $  9,932                    $ 10,244
 9/15/2004                       $  9,880                    $ 10,214
 9/16/2004                       $  9,968                    $ 10,311
 9/17/2004                       $  9,984                    $ 10,295
 9/18/2004                       $  9,984                    $ 10,295
 9/19/2004                       $  9,984                    $ 10,295
 9/20/2004                       $  9,936                    $ 10,271
 9/21/2004                       $ 10,024                    $ 10,319
 9/22/2004                       $  9,920                    $ 10,189
 9/23/2004                       $  9,884                    $ 10,163
 9/24/2004                       $  9,928                    $ 10,201
 9/25/2004                       $  9,928                    $ 10,201
 9/26/2004                       $  9,928                    $ 10,201
 9/27/2004                       $  9,860                    $ 10,114
 9/28/2004                       $  9,920                    $ 10,212
 9/29/2004                       $  9,936                    $ 10,230
 9/30/2004                       $ 10,028                    $ 10,303
 10/1/2004                       $ 10,168                    $ 10,471
 10/2/2004                       $ 10,168                    $ 10,471
 10/3/2004                       $ 10,168                    $ 10,471
 10/4/2004                       $ 10,164                    $ 10,516
 10/5/2004                       $ 10,144                    $ 10,510
 10/6/2004                       $ 10,224                    $ 10,573
 10/7/2004                       $ 10,088                    $ 10,440
 10/8/2004                       $ 10,024                    $ 10,391
 10/9/2004                       $ 10,024                    $ 10,391
10/10/2004                       $ 10,024                    $ 10,391
10/11/2004                       $ 10,016                    $ 10,413
10/12/2004                       $ 10,000                    $ 10,430
10/13/2004                       $  9,888                    $ 10,300
10/14/2004                       $  9,828                    $ 10,214
10/15/2004                       $  9,868                    $ 10,285
10/16/2004                       $  9,868                    $ 10,285
10/17/2004                       $  9,868                    $ 10,285
10/18/2004                       $  9,880                    $ 10,287
10/19/2004                       $  9,796                    $ 10,166
10/20/2004                       $  9,816                    $ 10,193
10/21/2004                       $  9,904                    $ 10,246
10/22/2004                       $  9,836                    $ 10,190
10/23/2004                       $  9,836                    $ 10,190
10/24/2004                       $  9,836                    $ 10,190
10/25/2004                       $  9,884                    $ 10,242
10/26/2004                       $  9,980                    $ 10,364
10/27/2004                       $ 10,084                    $ 10,473
10/28/2004                       $ 10,064                    $ 10,480
10/29/2004                       $ 10,080                    $ 10,488
10/30/2004                       $ 10,080                    $ 10,488
10/31/2004                       $ 10,080                    $ 10,488
 11/1/2004                       $ 10,104                    $ 10,548
 11/2/2004                       $ 10,088                    $ 10,517
 11/3/2004                       $ 10,240                    $ 10,712
 11/4/2004                       $ 10,392                    $ 10,930
 11/5/2004                       $ 10,396                    $ 10,957
 11/6/2004                       $ 10,396                    $ 10,957
 11/7/2004                       $ 10,396                    $ 10,957
 11/8/2004                       $ 10,364                    $ 10,964
 11/9/2004                       $ 10,404                    $ 11,020
11/10/2004                       $ 10,432                    $ 11,022
11/11/2004                       $ 10,528                    $ 11,143
11/12/2004                       $ 10,656                    $ 11,239
11/13/2004                       $ 10,656                    $ 11,239
11/14/2004                       $ 10,656                    $ 11,239
11/15/2004                       $ 10,640                    $ 11,236
11/16/2004                       $ 10,588                    $ 11,146
11/17/2004                       $ 10,672                    $ 11,197
11/18/2004                       $ 10,676                    $ 11,170
11/19/2004                       $ 10,568                    $ 11,054
11/20/2004                       $ 10,568                    $ 11,054
11/21/2004                       $ 10,568                    $ 11,054
11/22/2004                       $ 10,666                    $ 11,185
11/23/2004                       $ 10,707                    $ 11,256
11/24/2004                       $ 10,799                    $ 11,334
11/25/2004                       $ 10,799                    $ 11,334
11/26/2004                       $ 10,815                    $ 11,361
11/27/2004                       $ 10,815                    $ 11,361
11/28/2004                       $ 10,815                    $ 11,361
11/29/2004                       $ 10,787                    $ 11,351
11/30/2004                       $ 10,775                    $ 11,318
 12/1/2004                       $ 10,883                    $ 11,448
 12/2/2004                       $ 10,819                    $ 11,389
 12/3/2004                       $ 10,859                    $ 11,410
 12/4/2004                       $ 10,859                    $ 11,410
 12/5/2004                       $ 10,859                    $ 11,410
 12/6/2004                       $ 10,807                    $ 11,342
 12/7/2004                       $ 10,666                    $ 11,197
 12/8/2004                       $ 10,715                    $ 11,264
 12/9/2004                       $ 10,771                    $ 11,252
12/10/2004                       $ 10,803                    $ 11,286
12/11/2004                       $ 10,803                    $ 11,286
12/12/2004                       $ 10,803                    $ 11,286
12/13/2004                       $ 10,887                    $ 11,377
12/14/2004                       $ 10,976                    $ 11,432
12/15/2004                       $ 11,080                    $ 11,538
12/16/2004                       $ 11,008                    $ 11,478
12/17/2004                       $ 11,000                    $ 11,470
12/18/2004                       $ 11,000                    $ 11,470
12/19/2004                       $ 11,000                    $ 11,470
12/20/2004                       $ 10,931                    $ 11,429
12/21/2004                       $ 11,044                    $ 11,555
12/22/2004                       $ 11,080                    $ 11,591
12/23/2004                       $ 11,084                    $ 11,583
12/24/2004                       $ 11,084                    $ 11,583
12/25/2004                       $ 11,084                    $ 11,583
12/26/2004                       $ 11,084                    $ 11,583
12/27/2004                       $ 11,024                    $ 11,525
12/28/2004                       $ 11,140                    $ 11,657
12/29/2004                       $ 11,156                    $ 11,648
12/30/2004                       $ 11,201                    $ 11,684
12/31/2004                       $ 11,176                    $ 11,653
  1/1/2005                       $ 11,176                    $ 11,653
  1/2/2005                       $ 11,176                    $ 11,653
  1/3/2005                       $ 11,000                    $ 11,468
  1/4/2005                       $ 10,831                    $ 11,320
  1/5/2005                       $ 10,703                    $ 11,172
  1/6/2005                       $ 10,743                    $ 11,214
  1/7/2005                       $ 10,678                    $ 11,141
  1/8/2005                       $ 10,678                    $ 11,141
  1/9/2005                       $ 10,678                    $ 11,141
 1/10/2005                       $ 10,727                    $ 11,178
 1/11/2005                       $ 10,662                    $ 11,105
 1/12/2005                       $ 10,686                    $ 11,125
 1/13/2005                       $ 10,691                    $ 11,109
 1/14/2005                       $ 10,787                    $ 11,226
 1/15/2005                       $ 10,787                    $ 11,226
 1/16/2005                       $ 10,787                    $ 11,226
 1/17/2005                       $ 10,787                    $ 11,226
 1/18/2005                       $ 10,883                    $ 11,318
 1/19/2005                       $ 10,791                    $ 11,231
 1/20/2005                       $ 10,723                    $ 11,160
 1/21/2005                       $ 10,666                    $ 11,104
 1/22/2005                       $ 10,666                    $ 11,104
 1/23/2005                       $ 10,666                    $ 11,104
 1/24/2005                       $ 10,614                    $ 11,035
 1/25/2005                       $ 10,618                    $ 11,025
 1/26/2005                       $ 10,719                    $ 11,150
 1/27/2005                       $ 10,735                    $ 11,187
 1/28/2005                       $ 10,703                    $ 11,141
 1/29/2005                       $ 10,703                    $ 11,141
 1/30/2005                       $ 10,703                    $ 11,141
 1/31/2005                       $ 10,847                    $ 11,338
  2/1/2005                       $ 10,923                    $ 11,407
  2/2/2005                       $ 10,980                    $ 11,468
  2/3/2005                       $ 10,944                    $ 11,445
  2/4/2005                       $ 11,104                    $ 11,618
  2/5/2005                       $ 11,104                    $ 11,618
  2/6/2005                       $ 11,104                    $ 11,618
  2/7/2005                       $ 11,080                    $ 11,589
  2/8/2005                       $ 11,136                    $ 11,618
  2/9/2005                       $ 10,996                    $ 11,494
 2/10/2005                       $ 11,024                    $ 11,532
 2/11/2005                       $ 11,116                    $ 11,624
 2/12/2005                       $ 11,116                    $ 11,624
 2/13/2005                       $ 11,116                    $ 11,624
 2/14/2005                       $ 11,128                    $ 11,672
 2/15/2005                       $ 11,140                    $ 11,666
 2/16/2005                       $ 11,197                    $ 11,714
 2/17/2005                       $ 11,112                    $ 11,629
 2/18/2005                       $ 11,092                    $ 11,595
 2/19/2005                       $ 11,092                    $ 11,595
 2/20/2005                       $ 11,092                    $ 11,595
 2/21/2005                       $ 11,092                    $ 11,595
 2/22/2005                       $ 10,899                    $ 11,356
 2/23/2005                       $ 10,952                    $ 11,424
 2/24/2005                       $ 11,088                    $ 11,525
 2/25/2005                       $ 11,241                    $ 11,689
 2/26/2005                       $ 11,241                    $ 11,689
 2/27/2005                       $ 11,241                    $ 11,689
 2/28/2005                       $ 11,164                    $ 11,621
  3/1/2005                       $ 11,277                    $ 11,741
  3/2/2005                       $ 11,253                    $ 11,680
  3/3/2005                       $ 11,253                    $ 11,667
  3/4/2005                       $ 11,397                    $ 11,812
  3/5/2005                       $ 11,397                    $ 11,812
  3/6/2005                       $ 11,397                    $ 11,812
  3/7/2005                       $ 11,462                    $ 11,877
  3/8/2005                       $ 11,353                    $ 11,771
  3/9/2005                       $ 11,217                    $ 11,643
 3/10/2005                       $ 11,221                    $ 11,668
 3/11/2005                       $ 11,201                    $ 11,664
 3/12/2005                       $ 11,201                    $ 11,664
 3/13/2005                       $ 11,201                    $ 11,664
 3/14/2005                       $ 11,309                    $ 11,793
 3/15/2005                       $ 11,245                    $ 11,739
 3/16/2005                       $ 11,160                    $ 11,625
 3/17/2005                       $ 11,172                    $ 11,673
 3/18/2005                       $ 11,120                    $ 11,609
 3/19/2005                       $ 11,120                    $ 11,609
 3/20/2005                       $ 11,120                    $ 11,609
 3/21/2005                       $ 11,100                    $ 11,598
 3/22/2005                       $ 11,036                    $ 11,492
 3/23/2005                       $ 10,944                    $ 11,419
 3/24/2005                       $ 10,968                    $ 11,459
 3/25/2005                       $ 10,968                    $ 11,459
 3/26/2005                       $ 10,968                    $ 11,459
 3/27/2005                       $ 10,968                    $ 11,459
 3/28/2005                       $ 10,984                    $ 11,478
 3/29/2005                       $ 10,863                    $ 11,340
 3/30/2005                       $ 10,988                    $ 11,478
 3/31/2005                       $ 11,040                    $ 11,524
  4/1/2005                       $ 11,008                    $ 11,500
  4/2/2005                       $ 11,008                    $ 11,500
  4/3/2005                       $ 11,008                    $ 11,500
  4/4/2005                       $ 11,028                    $ 11,523
  4/5/2005                       $ 11,016                    $ 11,573
  4/6/2005                       $ 11,016                    $ 11,584
  4/7/2005                       $ 11,072                    $ 11,647
  4/8/2005                       $ 10,964                    $ 11,515
  4/9/2005                       $ 10,964                    $ 11,515
 4/10/2005                       $ 10,964                    $ 11,515
 4/11/2005                       $ 10,923                    $ 11,479
 4/12/2005                       $ 11,012                    $ 11,589
 4/13/2005                       $ 10,871                    $ 11,432
 4/14/2005                       $ 10,727                    $ 11,270
 4/15/2005                       $ 10,534                    $ 11,079
 4/16/2005                       $ 10,534                    $ 11,079
 4/17/2005                       $ 10,534                    $ 11,079
 4/18/2005                       $ 10,578                    $ 11,127
 4/19/2005                       $ 10,707                    $ 11,268
 4/20/2005                       $ 10,530                    $ 11,110
 4/21/2005                       $ 10,695                    $ 11,295
 4/22/2005                       $ 10,610                    $ 11,213
 4/23/2005                       $ 10,610                    $ 11,213
 4/24/2005                       $ 10,610                    $ 11,213
 4/25/2005                       $ 10,739                    $ 11,347
 4/26/2005                       $ 10,618                    $ 11,211
 4/27/2005                       $ 10,642                    $ 11,267
 4/28/2005                       $ 10,510                    $ 11,142
 4/29/2005                       $ 10,606                    $ 11,265
 4/30/2005                       $ 10,606                    $ 11,265
  5/1/2005                       $ 10,606                    $ 11,265
  5/2/2005                       $ 10,691                    $ 11,351
  5/3/2005                       $ 10,642                    $ 11,313
  5/4/2005                       $ 10,795                    $ 11,480
  5/5/2005                       $ 10,807                    $ 11,467
  5/6/2005                       $ 10,835                    $ 11,505
  5/7/2005                       $ 10,835                    $ 11,505
  5/8/2005                       $ 10,835                    $ 11,505
  5/9/2005                       $ 10,891                    $ 11,577
 5/10/2005                       $ 10,819                    $ 11,513
 5/11/2005                       $ 10,863                    $ 11,565
 5/12/2005                       $ 10,707                    $ 11,383
 5/13/2005                       $ 10,638                    $ 11,272
 5/14/2005                       $ 10,638                    $ 11,272
 5/15/2005                       $ 10,638                    $ 11,272
 5/16/2005                       $ 10,803                    $ 11,449
 5/17/2005                       $ 10,883                    $ 11,558
 5/18/2005                       $ 11,052                    $ 11,721
 5/19/2005                       $ 11,084                    $ 11,740
 5/20/2005                       $ 11,084                    $ 11,771
 5/21/2005                       $ 11,084                    $ 11,771
 5/22/2005                       $ 11,084                    $ 11,771
 5/23/2005                       $ 11,140                    $ 11,816
 5/24/2005                       $ 11,128                    $ 11,792
 5/25/2005                       $ 11,052                    $ 11,728
 5/26/2005                       $ 11,176                    $ 11,840
 5/27/2005                       $ 11,201                    $ 11,869
 5/28/2005                       $ 11,201                    $ 11,869
 5/29/2005                       $ 11,201                    $ 11,869
 5/30/2005                       $ 11,201                    $ 11,869
 5/31/2005                       $ 11,217                    $ 11,892
  6/1/2005                       $ 11,313                    $ 12,018
  6/2/2005                       $ 11,345                    $ 12,045
  6/3/2005                       $ 11,293                    $ 11,999
  6/4/2005                       $ 11,293                    $ 11,999
  6/5/2005                       $ 11,293                    $ 11,999
  6/6/2005                       $ 11,337                    $ 12,040
  6/7/2005                       $ 11,325                    $ 12,054
  6/8/2005                       $ 11,289                    $ 12,040
  6/9/2005                       $ 11,381                    $ 12,110
 6/10/2005                       $ 11,373                    $ 12,168
 6/11/2005                       $ 11,373                    $ 12,168
 6/12/2005                       $ 11,373                    $ 12,168
 6/13/2005                       $ 11,437                    $ 12,206
 6/14/2005                       $ 11,486                    $ 12,271
 6/15/2005                       $ 11,530                    $ 12,302
 6/16/2005                       $ 11,626                    $ 12,381
 6/17/2005                       $ 11,650                    $ 12,408
 6/18/2005                       $ 11,650                    $ 12,408
 6/19/2005                       $ 11,650                    $ 12,408
 6/20/2005                       $ 11,618                    $ 12,370
 6/21/2005                       $ 11,570                    $ 12,345
 6/22/2005                       $ 11,598                    $ 12,371
 6/23/2005                       $ 11,506                    $ 12,232
 6/24/2005                       $ 11,385                    $ 12,111
 6/25/2005                       $ 11,385                    $ 12,111
 6/26/2005                       $ 11,385                    $ 12,111
 6/27/2005                       $ 11,401                    $ 12,115
 6/28/2005                       $ 11,534                    $ 12,281
 6/29/2005                       $ 11,570                    $ 12,302
 6/30/2005                       $ 11,542                    $ 12,287
  7/1/2005                       $ 11,642                    $ 12,419
  7/2/2005                       $ 11,642                    $ 12,419
  7/3/2005                       $ 11,642                    $ 12,419
  7/4/2005                       $ 11,642                    $ 12,419
  7/5/2005                       $ 11,743                    $ 12,503
  7/6/2005                       $ 11,670                    $ 12,424
  7/7/2005                       $ 11,719                    $ 12,466
  7/8/2005                       $ 11,851                    $ 12,628
  7/9/2005                       $ 11,851                    $ 12,628
 7/10/2005                       $ 11,851                    $ 12,628
 7/11/2005                       $ 11,956                    $ 12,727
 7/12/2005                       $ 11,972                    $ 12,739
 7/13/2005                       $ 11,948                    $ 12,716
 7/14/2005                       $ 11,899                    $ 12,651
 7/15/2005                       $ 11,899                    $ 12,670
 7/16/2005                       $ 11,899                    $ 12,670
 7/17/2005                       $ 11,899                    $ 12,670
 7/18/2005                       $ 11,867                    $ 12,646
 7/19/2005                       $ 11,996                    $ 12,776
 7/20/2005                       $ 12,068                    $ 12,873
 7/21/2005                       $ 11,976                    $ 12,750
 7/22/2005                       $ 12,104                    $ 12,881
 7/23/2005                       $ 12,104                    $ 12,881
 7/24/2005                       $ 12,104                    $ 12,881
 7/25/2005                       $ 12,032                    $ 12,780
 7/26/2005                       $ 12,100                    $ 12,838
 7/27/2005                       $ 12,124                    $ 12,877
 7/28/2005                       $ 12,221                    $ 13,015
 7/29/2005                       $ 12,168                    $ 13,024
 7/30/2005                       $ 12,168                    $ 13,024
 7/31/2005                       $ 12,168                    $ 13,024
  8/1/2005                       $ 12,168                    $ 12,992
  8/2/2005                       $ 12,233                    $ 13,090
  8/3/2005                       $ 12,192                    $ 13,069
  8/4/2005                       $ 12,068                    $ 12,941
  8/5/2005                       $ 11,935                    $ 12,767
  8/6/2005                       $ 11,935                    $ 12,767
  8/7/2005                       $ 11,935                    $ 12,767
  8/8/2005                       $ 11,883                    $ 12,662
  8/9/2005                       $ 11,915                    $ 12,711
 8/10/2005                       $ 11,919                    $ 12,694
 8/11/2005                       $ 12,008                    $ 12,792
 8/12/2005                       $ 11,984                    $ 12,776
 8/13/2005                       $ 11,984                    $ 12,776
 8/14/2005                       $ 11,984                    $ 12,776
 8/15/2005                       $ 12,020                    $ 12,829
 8/16/2005                       $ 11,859                    $ 12,669
 8/17/2005                       $ 11,847                    $ 12,674
 8/18/2005                       $ 11,811                    $ 12,593
 8/19/2005                       $ 11,843                    $ 12,623
 8/20/2005                       $ 11,843                    $ 12,623
 8/21/2005                       $ 11,843                    $ 12,623
 8/22/2005                       $ 11,887                    $ 12,694
 8/23/2005                       $ 11,847                    $ 12,647
 8/24/2005                       $ 11,835                    $ 12,612
 8/25/2005                       $ 11,899                    $ 12,723
 8/26/2005                       $ 11,803                    $ 12,592
 8/27/2005                       $ 11,803                    $ 12,592
 8/28/2005                       $ 11,803                    $ 12,592
 8/29/2005                       $ 11,863                    $ 12,666
 8/30/2005                       $ 11,835                    $ 12,616
 8/31/2005                       $ 12,012                    $ 12,841
  9/1/2005                       $ 12,052                    $ 12,887
  9/2/2005                       $ 11,984                    $ 12,846
  9/3/2005                       $ 11,984                    $ 12,846
  9/4/2005                       $ 11,984                    $ 12,846
  9/5/2005                       $ 11,984                    $ 12,846
  9/6/2005                       $ 12,088                    $ 12,966
  9/7/2005                       $ 12,128                    $ 12,996
  9/8/2005                       $ 12,068                    $ 12,925
  9/9/2005                       $ 12,168                    $ 12,991
 9/10/2005                       $ 12,168                    $ 12,991
 9/11/2005                       $ 12,168                    $ 12,991
 9/12/2005                       $ 12,156                    $ 13,043
 9/13/2005                       $ 12,084                    $ 12,921
 9/14/2005                       $ 12,044                    $ 12,852
 9/15/2005                       $ 12,060                    $ 12,853
 9/16/2005                       $ 12,124                    $ 12,920
 9/17/2005                       $ 12,124                    $ 12,920
 9/18/2005                       $ 12,124                    $ 12,920
 9/19/2005                       $ 12,064                    $ 12,766
 9/20/2005                       $ 11,968                    $ 12,639
 9/21/2005                       $ 11,819                    $ 12,428
 9/22/2005                       $ 11,811                    $ 12,439
 9/23/2005                       $ 11,863                    $ 12,509
 9/24/2005                       $ 11,863                    $ 12,509
 9/25/2005                       $ 11,863                    $ 12,509
 9/26/2005                       $ 11,931                    $ 12,537
 9/27/2005                       $ 11,911                    $ 12,517
 9/28/2005                       $ 11,883                    $ 12,492
 9/29/2005                       $ 12,052                    $ 12,645
 9/30/2005                       $ 12,104                    $ 12,685
 10/1/2005                       $ 12,104                    $ 12,685
 10/2/2005                       $ 12,104                    $ 12,685
 10/3/2005                       $ 12,176                    $ 12,753
 10/4/2005                       $ 12,052                    $ 12,632
 10/5/2005                       $ 11,755                    $ 12,315
 10/6/2005                       $ 11,638                    $ 12,251
 10/7/2005                       $ 11,686                    $ 12,287
 10/8/2005                       $ 11,686                    $ 12,287
 10/9/2005                       $ 11,686                    $ 12,287
10/10/2005                       $ 11,578                    $ 12,150
10/11/2005                       $ 11,502                    $ 12,046
10/12/2005                       $ 11,345                    $ 11,895
10/13/2005                       $ 11,277                    $ 11,862
10/14/2005                       $ 11,425                    $ 11,974
10/15/2005                       $ 11,425                    $ 11,974
10/16/2005                       $ 11,425                    $ 11,974
10/17/2005                       $ 11,470                    $ 12,001
10/18/2005                       $ 11,325                    $ 11,874
10/19/2005                       $ 11,446                    $ 11,980
10/20/2005                       $ 11,265                    $ 11,800
10/21/2005                       $ 11,369                    $ 11,883
10/22/2005                       $ 11,369                    $ 11,883
10/23/2005                       $ 11,369                    $ 11,883
10/24/2005                       $ 11,614                    $ 12,141
10/25/2005                       $ 11,602                    $ 12,071
10/26/2005                       $ 11,534                    $ 11,977
10/27/2005                       $ 11,377                    $ 11,818
10/28/2005                       $ 11,558                    $ 12,020
10/29/2005                       $ 11,558                    $ 12,020
10/30/2005                       $ 11,558                    $ 12,020
10/31/2005                       $ 11,735                    $ 12,219
 11/1/2005                       $ 11,715                    $ 12,147
 11/2/2005                       $ 11,911                    $ 12,355
 11/3/2005                       $ 11,915                    $ 12,346
 11/4/2005                       $ 11,903                    $ 12,325
 11/5/2005                       $ 11,903                    $ 12,325
 11/6/2005                       $ 11,903                    $ 12,325
 11/7/2005                       $ 11,919                    $ 12,387
 11/8/2005                       $ 11,827                    $ 12,255
 11/9/2005                       $ 11,883                    $ 12,321
11/10/2005                       $ 11,939                    $ 12,409
11/11/2005                       $ 12,000                    $ 12,449
11/12/2005                       $ 12,000                    $ 12,449
11/13/2005                       $ 12,000                    $ 12,449
11/14/2005                       $ 12,012                    $ 12,453
11/15/2005                       $ 11,943                    $ 12,369
11/16/2005                       $ 11,960                    $ 12,354
11/17/2005                       $ 12,096                    $ 12,524
11/18/2005                       $ 12,124                    $ 12,618
11/19/2005                       $ 12,124                    $ 12,618
11/20/2005                       $ 12,124                    $ 12,618
11/21/2005                       $ 12,197                    $ 12,694
11/22/2005                       $ 12,265                    $ 12,743
11/23/2005                       $ 12,293                    $ 12,790
11/24/2005                       $ 12,293                    $ 12,790
11/25/2005                       $ 12,309                    $ 12,796
11/26/2005                       $ 12,309                    $ 12,796
11/27/2005                       $ 12,309                    $ 12,796
11/28/2005                       $ 12,128                    $ 12,662
11/29/2005                       $ 12,192                    $ 12,737
11/30/2005                       $ 12,184                    $ 12,713
 12/1/2005                       $ 12,389                    $ 12,897
 12/2/2005                       $ 12,381                    $ 12,897
 12/3/2005                       $ 12,381                    $ 12,897
 12/4/2005                       $ 12,381                    $ 12,897
 12/5/2005                       $ 12,333                    $ 12,829
 12/6/2005                       $ 12,337                    $ 12,840
 12/7/2005                       $ 12,281                    $ 12,819
 12/8/2005                       $ 12,325                    $ 12,797
 12/9/2005                       $ 12,385                    $ 12,916
12/10/2005                       $ 12,385                    $ 12,916
12/11/2005                       $ 12,385                    $ 12,916
12/12/2005                       $ 12,397                    $ 12,883
12/13/2005                       $ 12,409                    $ 12,913
12/14/2005                       $ 12,454                    $ 12,998
12/15/2005                       $ 12,413                    $ 12,929
12/16/2005                       $ 12,345                    $ 12,946
12/17/2005                       $ 12,345                    $ 12,946
12/18/2005                       $ 12,345                    $ 12,946
12/19/2005                       $ 12,168                    $ 12,762
12/20/2005                       $ 12,176                    $ 12,774
12/21/2005                       $ 12,221                    $ 12,821
12/22/2005                       $ 12,261                    $ 12,865
12/23/2005                       $ 12,301                    $ 12,912
12/24/2005                       $ 12,301                    $ 12,912
12/25/2005                       $ 12,301                    $ 12,912
12/26/2005                       $ 12,301                    $ 12,912
12/27/2005                       $ 12,164                    $ 12,768
12/28/2005                       $ 12,220                    $ 12,825
12/29/2005                       $ 12,220                    $ 12,829
12/30/2005                       $ 12,139                    $ 12,745
12/31/2005                       $ 12,139                    $ 12,745
  1/1/2006                       $ 12,139                    $ 12,745
  1/2/2006                       $ 12,139                    $ 12,745
  1/3/2006                       $ 12,281                    $ 12,892
  1/4/2006                       $ 12,341                    $ 12,962
  1/5/2006                       $ 12,349                    $ 12,971
  1/6/2006                       $ 12,442                    $ 13,072
  1/7/2006                       $ 12,442                    $ 13,072
  1/8/2006                       $ 12,442                    $ 13,072
  1/9/2006                       $ 12,560                    $ 13,196
 1/10/2006                       $ 12,580                    $ 13,220
 1/11/2006                       $ 12,580                    $ 13,220
 1/12/2006                       $ 12,507                    $ 13,144
 1/13/2006                       $ 12,527                    $ 13,171
 1/14/2006                       $ 12,527                    $ 13,171
 1/15/2006                       $ 12,527                    $ 13,171
 1/16/2006                       $ 12,527                    $ 13,171
 1/17/2006                       $ 12,430                    $ 13,068
 1/18/2006                       $ 12,430                    $ 13,071
 1/19/2006                       $ 12,560                    $ 13,207
 1/20/2006                       $ 12,358                    $ 12,995
 1/21/2006                       $ 12,358                    $ 12,995
 1/22/2006                       $ 12,358                    $ 12,995
 1/23/2006                       $ 12,430                    $ 13,073
 1/24/2006                       $ 12,616                    $ 13,267
 1/25/2006                       $ 12,596                    $ 13,249
 1/26/2006                       $ 12,697                    $ 13,355
 1/27/2006                       $ 12,750                    $ 13,412
 1/28/2006                       $ 12,750                    $ 13,412
 1/29/2006                       $ 12,750                    $ 13,412
 1/30/2006                       $ 12,737                    $ 13,398
 1/31/2006                       $ 12,794                    $ 13,461
  2/1/2006                       $ 12,846                    $ 13,516
  2/2/2006                       $ 12,709                    $ 13,375
  2/3/2006                       $ 12,669                    $ 13,334
  2/4/2006                       $ 12,669                    $ 13,334
  2/5/2006                       $ 12,669                    $ 13,334
  2/6/2006                       $ 12,745                    $ 13,416
  2/7/2006                       $ 12,628                    $ 13,293
  2/8/2006                       $ 12,685                    $ 13,351
  2/9/2006                       $ 12,648                    $ 13,314
 2/10/2006                       $ 12,636                    $ 13,306
 2/11/2006                       $ 12,636                    $ 13,306
 2/12/2006                       $ 12,636                    $ 13,306
 2/13/2006                       $ 12,576                    $ 13,241
 2/14/2006                       $ 12,713                    $ 13,383
 2/15/2006                       $ 12,774                    $ 13,451
 2/16/2006                       $ 12,846                    $ 13,530
 2/17/2006                       $ 12,851                    $ 13,535
 2/18/2006                       $ 12,851                    $ 13,535
 2/19/2006                       $ 12,851                    $ 13,535
 2/20/2006                       $ 12,851                    $ 13,535
 2/21/2006                       $ 12,810                    $ 13,494
 2/22/2006                       $ 12,956                    $ 13,648
 2/23/2006                       $ 12,879                    $ 13,571
 2/24/2006                       $ 12,871                    $ 13,563
 2/25/2006                       $ 12,871                    $ 13,563
 2/26/2006                       $ 12,871                    $ 13,563
 2/27/2006                       $ 12,943                    $ 13,641
 2/28/2006                       $ 12,794                    $ 13,484
  3/1/2006                       $ 12,883                    $ 13,579
  3/2/2006                       $ 12,758                    $ 13,447
  3/3/2006                       $ 12,705                    $ 13,394
  3/4/2006                       $ 12,705                    $ 13,394
  3/5/2006                       $ 12,705                    $ 13,394
  3/6/2006                       $ 12,600                    $ 13,281
  3/7/2006                       $ 12,499                    $ 13,175
  3/8/2006                       $ 12,507                    $ 13,185
  3/9/2006                       $ 12,511                    $ 13,193
 3/10/2006                       $ 12,612                    $ 13,303
 3/11/2006                       $ 12,612                    $ 13,303
 3/12/2006                       $ 12,612                    $ 13,303
 3/13/2006                       $ 12,632                    $ 13,327
 3/14/2006                       $ 12,741                    $ 13,441
 3/15/2006                       $ 12,826                    $ 13,532
 3/16/2006                       $ 12,810                    $ 13,516
 3/17/2006                       $ 12,830                    $ 13,542
 3/18/2006                       $ 12,830                    $ 13,542
 3/19/2006                       $ 12,830                    $ 13,542
 3/20/2006                       $ 12,810                    $ 13,519
 3/21/2006                       $ 12,693                    $ 13,397
 3/22/2006                       $ 12,806                    $ 13,517
 3/23/2006                       $ 12,754                    $ 13,461
 3/24/2006                       $ 12,810                    $ 13,526
 3/25/2006                       $ 12,810                    $ 13,526
 3/26/2006                       $ 12,810                    $ 13,526
 3/27/2006                       $ 12,834                    $ 13,552
 3/28/2006                       $ 12,741                    $ 13,452
 3/29/2006                       $ 12,907                    $ 13,629
 3/30/2006                       $ 12,871                    $ 13,592
 3/31/2006                       $ 12,859                    $ 13,582
  4/1/2006                       $ 12,859                    $ 13,582
  4/2/2006                       $ 12,859                    $ 13,582
  4/3/2006                       $ 12,899                    $ 13,625
  4/4/2006                       $ 12,935                    $ 13,666
  4/5/2006                       $ 13,012                    $ 13,747
  4/6/2006                       $ 12,980                    $ 13,715
  4/7/2006                       $ 12,838                    $ 13,564
  4/8/2006                       $ 12,838                    $ 13,564
  4/9/2006                       $ 12,838                    $ 13,564
 4/10/2006                       $ 12,782                    $ 13,506
 4/11/2006                       $ 12,628                    $ 13,346
 4/12/2006                       $ 12,701                    $ 13,421
 4/13/2006                       $ 12,677                    $ 13,397
 4/14/2006                       $ 12,677                    $ 13,397
 4/15/2006                       $ 12,677                    $ 13,397
 4/16/2006                       $ 12,677                    $ 13,397
 4/17/2006                       $ 12,661                    $ 13,383
 4/18/2006                       $ 12,956                    $ 13,694
 4/19/2006                       $ 13,036                    $ 13,785
 4/20/2006                       $ 13,117                    $ 13,869
 4/21/2006                       $ 13,105                    $ 13,860
 4/22/2006                       $ 13,105                    $ 13,860
 4/23/2006                       $ 13,105                    $ 13,860
 4/24/2006                       $ 13,057                    $ 13,811
 4/25/2006                       $ 13,081                    $ 13,835
 4/26/2006                       $ 13,085                    $ 13,842
 4/27/2006                       $ 13,081                    $ 13,838
 4/28/2006                       $ 13,077                    $ 13,833
 4/29/2006                       $ 13,077                    $ 13,833
 4/30/2006                       $ 13,077                    $ 13,833
  5/1/2006                       $ 13,032                    $ 13,791
  5/2/2006                       $ 13,093                    $ 13,858
  5/3/2006                       $ 13,125                    $ 13,893
  5/4/2006                       $ 13,234                    $ 14,011
  5/5/2006                       $ 13,356                    $ 14,142
  5/6/2006                       $ 13,356                    $ 14,142
  5/7/2006                       $ 13,356                    $ 14,142
  5/8/2006                       $ 13,376                    $ 14,166
  5/9/2006                       $ 13,352                    $ 14,138
 5/10/2006                       $ 13,299                    $ 14,087
 5/11/2006                       $ 13,093                    $ 13,868
 5/12/2006                       $ 12,834                    $ 13,593
 5/13/2006                       $ 12,834                    $ 13,593
 5/14/2006                       $ 12,834                    $ 13,593
 5/15/2006                       $ 12,846                    $ 13,605
 5/16/2006                       $ 12,798                    $ 13,558
 5/17/2006                       $ 12,568                    $ 13,312
 5/18/2006                       $ 12,495                    $ 13,236
 5/19/2006                       $ 12,556                    $ 13,304
 5/20/2006                       $ 12,556                    $ 13,304
 5/21/2006                       $ 12,556                    $ 13,304
 5/22/2006                       $ 12,539                    $ 13,288
 5/23/2006                       $ 12,418                    $ 13,159
 5/24/2006                       $ 12,499                    $ 13,246
 5/25/2006                       $ 12,669                    $ 13,429
 5/26/2006                       $ 12,745                    $ 13,511
 5/27/2006                       $ 12,745                    $ 13,511
 5/28/2006                       $ 12,745                    $ 13,511
 5/29/2006                       $ 12,745                    $ 13,511
 5/30/2006                       $ 12,495                    $ 13,250
 5/31/2006                       $ 12,665                    $ 13,435
  6/1/2006                       $ 12,879                    $ 13,663
  6/2/2006                       $ 12,903                    $ 13,688
  6/3/2006                       $ 12,903                    $ 13,688
  6/4/2006                       $ 12,903                    $ 13,688
  6/5/2006                       $ 12,632                    $ 13,393
  6/6/2006                       $ 12,636                    $ 13,401
  6/7/2006                       $ 12,552                    $ 13,309
  6/8/2006                       $ 12,507                    $ 13,264
  6/9/2006                       $ 12,523                    $ 13,284
 6/10/2006                       $ 12,523                    $ 13,284
 6/11/2006                       $ 12,523                    $ 13,284
 6/12/2006                       $ 12,313                    $ 13,061
 6/13/2006                       $ 12,139                    $ 12,876
 6/14/2006                       $ 12,176                    $ 12,913
 6/15/2006                       $ 12,523                    $ 13,277
 6/16/2006                       $ 12,450                    $ 13,204
 6/17/2006                       $ 12,450                    $ 13,204
 6/18/2006                       $ 12,450                    $ 13,204
 6/19/2006                       $ 12,293                    $ 13,036
 6/20/2006                       $ 12,297                    $ 13,038
 6/21/2006                       $ 12,483                    $ 13,238
 6/22/2006                       $ 12,386                    $ 13,136
 6/23/2006                       $ 12,455                    $ 13,212
 6/24/2006                       $ 12,455                    $ 13,212
 6/25/2006                       $ 12,455                    $ 13,212
 6/26/2006                       $ 12,560                    $ 13,323
 6/27/2006                       $ 12,422                    $ 13,177
 6/28/2006                       $ 12,467                    $ 13,228
 6/29/2006                       $ 12,818                    $ 13,605
 6/30/2006                       $ 12,895                    $ 13,687
  7/1/2006                       $ 12,895                    $ 13,687
  7/2/2006                       $ 12,895                    $ 13,687
  7/3/2006                       $ 12,960                    $ 13,760
  7/4/2006                       $ 12,960                    $ 13,760
  7/5/2006                       $ 12,834                    $ 13,626
  7/6/2006                       $ 12,838                    $ 13,629
  7/7/2006                       $ 12,778                    $ 13,571
  7/8/2006                       $ 12,778                    $ 13,571
  7/9/2006                       $ 12,778                    $ 13,571
 7/10/2006                       $ 12,822                    $ 13,617
 7/11/2006                       $ 12,915                    $ 13,717
 7/12/2006                       $ 12,758                    $ 13,551
 7/13/2006                       $ 12,523                    $ 13,305
 7/14/2006                       $ 12,446                    $ 13,222
 7/15/2006                       $ 12,446                    $ 13,222
 7/16/2006                       $ 12,446                    $ 13,222
 7/17/2006                       $ 12,406                    $ 13,180
 7/18/2006                       $ 12,442                    $ 13,221
 7/19/2006                       $ 12,669                    $ 13,465
 7/20/2006                       $ 12,471                    $ 13,254
 7/21/2006                       $ 12,358                    $ 13,140
 7/22/2006                       $ 12,358                    $ 13,140
 7/23/2006                       $ 12,358                    $ 13,140
 7/24/2006                       $ 12,596                    $ 13,395
 7/25/2006                       $ 12,673                    $ 13,481
 7/26/2006                       $ 12,648                    $ 13,455
 7/27/2006                       $ 12,531                    $ 13,328
 7/28/2006                       $ 12,697                    $ 13,510
 7/29/2006                       $ 12,697                    $ 13,510
 7/30/2006                       $ 12,697                    $ 13,510
 7/31/2006                       $ 12,669                    $ 13,478
  8/1/2006                       $ 12,600                    $ 13,408
  8/2/2006                       $ 12,657                    $ 13,468
  8/3/2006                       $ 12,737                    $ 13,557
  8/4/2006                       $ 12,709                    $ 13,529
  8/5/2006                       $ 12,709                    $ 13,529
  8/6/2006                       $ 12,709                    $ 13,529
  8/7/2006                       $ 12,648                    $ 13,465
  8/8/2006                       $ 12,588                    $ 13,402
  8/9/2006                       $ 12,446                    $ 13,254
 8/10/2006                       $ 12,495                    $ 13,305
 8/11/2006                       $ 12,382                    $ 13,183
 8/12/2006                       $ 12,382                    $ 13,183
 8/13/2006                       $ 12,382                    $ 13,183
 8/14/2006                       $ 12,446                    $ 13,257
 8/15/2006                       $ 12,636                    $ 13,460
 8/16/2006                       $ 12,778                    $ 13,614
 8/17/2006                       $ 12,778                    $ 13,612
 8/18/2006                       $ 12,786                    $ 13,625
 8/19/2006                       $ 12,786                    $ 13,625
 8/20/2006                       $ 12,786                    $ 13,625
 8/21/2006                       $ 12,665                    $ 13,498
 8/22/2006                       $ 12,693                    $ 13,530
 8/23/2006                       $ 12,568                    $ 13,395
 8/24/2006                       $ 12,552                    $ 13,378
 8/25/2006                       $ 12,523                    $ 13,348
 8/26/2006                       $ 12,523                    $ 13,348
 8/27/2006                       $ 12,523                    $ 13,348
 8/28/2006                       $ 12,648                    $ 13,484
 8/29/2006                       $ 12,758                    $ 13,602
 8/30/2006                       $ 12,790                    $ 13,636
 8/31/2006                       $ 12,871                    $ 13,724
  9/1/2006                       $ 12,895                    $ 13,754
  9/2/2006                       $ 12,895                    $ 13,754
  9/3/2006                       $ 12,895                    $ 13,754
  9/4/2006                       $ 12,895                    $ 13,754
  9/5/2006                       $ 12,948                    $ 13,812
  9/6/2006                       $ 12,774                    $ 13,624
  9/7/2006                       $ 12,709                    $ 13,558
  9/8/2006                       $ 12,745                    $ 13,599
  9/9/2006                       $ 12,745                    $ 13,599
 9/10/2006                       $ 12,745                    $ 13,599
 9/11/2006                       $ 12,770                    $ 13,622
 9/12/2006                       $ 12,972                    $ 13,838
 9/13/2006                       $ 13,036                    $ 13,912
 9/14/2006                       $ 12,980                    $ 13,848
 9/15/2006                       $ 12,964                    $ 13,831
 9/16/2006                       $ 12,964                    $ 13,831
 9/17/2006                       $ 12,964                    $ 13,831
 9/18/2006                       $ 12,903                    $ 13,769
 9/19/2006                       $ 12,871                    $ 13,733
 9/20/2006                       $ 12,992                    $ 13,869
 9/21/2006                       $ 12,851                    $ 13,717
 9/22/2006                       $ 12,774                    $ 13,636
 9/23/2006                       $ 12,774                    $ 13,636
 9/24/2006                       $ 12,774                    $ 13,636
 9/25/2006                       $ 12,895                    $ 13,766
 9/26/2006                       $ 12,980                    $ 13,859
 9/27/2006                       $ 13,004                    $ 13,887
 9/28/2006                       $ 12,988                    $ 13,869
 9/29/2006                       $ 12,899                    $ 13,776
 9/30/2006                       $ 12,899                    $ 13,776
 10/1/2006                       $ 12,899                    $ 13,776
 10/2/2006                       $ 12,899                    $ 13,780
 10/3/2006                       $ 12,911                    $ 13,793
 10/4/2006                       $ 13,105                    $ 14,001
 10/5/2006                       $ 13,206                    $ 14,107
 10/6/2006                       $ 13,121                    $ 14,021
 10/7/2006                       $ 13,121                    $ 14,021
 10/8/2006                       $ 13,121                    $ 14,021
 10/9/2006                       $ 13,178                    $ 14,084
10/10/2006                       $ 13,218                    $ 14,126
10/11/2006                       $ 13,218                    $ 14,129
10/12/2006                       $ 13,392                    $ 14,317
10/13/2006                       $ 13,445                    $ 14,374
10/14/2006                       $ 13,445                    $ 14,374
10/15/2006                       $ 13,445                    $ 14,374
10/16/2006                       $ 13,529                    $ 14,466
10/17/2006                       $ 13,469                    $ 14,401
10/18/2006                       $ 13,465                    $ 14,398
10/19/2006                       $ 13,533                    $ 14,474
10/20/2006                       $ 13,485                    $ 14,421
10/21/2006                       $ 13,485                    $ 14,421
10/22/2006                       $ 13,485                    $ 14,421
10/23/2006                       $ 13,538                    $ 14,478
10/24/2006                       $ 13,533                    $ 14,473
10/25/2006                       $ 13,598                    $ 14,545
10/26/2006                       $ 13,707                    $ 14,665
10/27/2006                       $ 13,542                    $ 14,487
10/28/2006                       $ 13,542                    $ 14,487
10/29/2006                       $ 13,542                    $ 14,487
10/30/2006                       $ 13,582                    $ 14,532
10/31/2006                       $ 13,546                    $ 14,494
 11/1/2006                       $ 13,424                    $ 14,364
 11/2/2006                       $ 13,392                    $ 14,332
 11/3/2006                       $ 13,392                    $ 14,336
 11/4/2006                       $ 13,392                    $ 14,336
 11/5/2006                       $ 13,392                    $ 14,336
 11/6/2006                       $ 13,610                    $ 14,572
 11/7/2006                       $ 13,614                    $ 14,574
 11/8/2006                       $ 13,723                    $ 14,695
 11/9/2006                       $ 13,667                    $ 14,634
11/10/2006                       $ 13,776                    $ 14,754
11/11/2006                       $ 13,776                    $ 14,754
11/12/2006                       $ 13,776                    $ 14,754
11/13/2006                       $ 13,828                    $ 14,811
11/14/2006                       $ 13,986                    $ 14,982
11/15/2006                       $ 14,039                    $ 15,044
11/16/2006                       $ 14,059                    $ 15,064
11/17/2006                       $ 14,043                    $ 15,048
11/18/2006                       $ 14,043                    $ 15,048
11/19/2006                       $ 14,043                    $ 15,048
11/20/2006                       $ 14,071                    $ 15,073
11/21/2006                       $ 14,083                    $ 15,087
11/22/2006                       $ 14,144                    $ 15,155
11/23/2006                       $ 14,144                    $ 15,155
11/24/2006                       $ 14,148                    $ 15,160
11/25/2006                       $ 14,148                    $ 15,160
11/26/2006                       $ 14,148                    $ 15,160
11/27/2006                       $ 13,849                    $ 14,839
11/28/2006                       $ 13,889                    $ 14,885
11/29/2006                       $ 14,026                    $ 15,031
11/30/2006                       $ 14,043                    $ 15,052
 12/1/2006                       $ 14,035                    $ 15,045
 12/2/2006                       $ 14,035                    $ 15,045
 12/3/2006                       $ 14,035                    $ 15,045
 12/4/2006                       $ 14,245                    $ 15,274
 12/5/2006                       $ 14,273                    $ 15,304
 12/6/2006                       $ 14,229                    $ 15,258
 12/7/2006                       $ 14,184                    $ 15,209
 12/8/2006                       $ 14,156                    $ 15,181
 12/9/2006                       $ 14,156                    $ 15,181
12/10/2006                       $ 14,156                    $ 15,181
12/11/2006                       $ 14,164                    $ 15,192
12/12/2006                       $ 14,087                    $ 15,110
12/13/2006                       $ 14,180                    $ 15,213
12/14/2006                       $ 14,306                    $ 15,348
12/15/2006                       $ 14,286                    $ 15,327
12/16/2006                       $ 14,286                    $ 15,327
12/17/2006                       $ 14,286                    $ 15,327
12/18/2006                       $ 14,124                    $ 15,168
12/19/2006                       $ 14,124                    $ 15,166
12/20/2006                       $ 14,168                    $ 15,213
12/21/2006                       $ 14,095                    $ 15,137
12/22/2006                       $ 14,075                    $ 15,117
12/23/2006                       $ 14,075                    $ 15,117
12/24/2006                       $ 14,075                    $ 15,117
12/25/2006                       $ 14,075                    $ 15,117
12/26/2006                       $ 14,225                    $ 15,280
12/27/2006                       $ 14,359                    $ 15,428
12/28/2006                       $ 14,278                    $ 15,341
12/29/2006                       $ 14,148                    $ 15,206
12/30/2006                       $ 14,148                    $ 15,206
12/31/2006                       $ 14,148                    $ 15,206
  1/1/2007                       $ 14,148                    $ 15,206
  1/2/2007                       $ 14,148                    $ 15,206
  1/3/2007                       $ 14,274                    $ 15,340
  1/4/2007                       $ 14,286                    $ 15,354
  1/5/2007                       $ 14,046                    $ 15,129
  1/6/2007                       $ 14,046                    $ 15,129
  1/7/2007                       $ 14,046                    $ 15,129
  1/8/2007                       $ 14,022                    $ 15,097
  1/9/2007                       $ 14,071                    $ 15,149
 1/10/2007                       $ 14,063                    $ 15,143
 1/11/2007                       $ 14,254                    $ 15,353
 1/12/2007                       $ 14,310                    $ 15,415
 1/13/2007                       $ 14,310                    $ 15,415
 1/14/2007                       $ 14,310                    $ 15,415
 1/15/2007                       $ 14,310                    $ 15,415
 1/16/2007                       $ 14,306                    $ 15,409
 1/17/2007                       $ 14,286                    $ 15,391
 1/18/2007                       $ 14,201                    $ 15,300
 1/19/2007                       $ 14,298                    $ 15,405
 1/20/2007                       $ 14,298                    $ 15,405
 1/21/2007                       $ 14,298                    $ 15,405
 1/22/2007                       $ 14,237                    $ 15,341
 1/23/2007                       $ 14,310                    $ 15,418
 1/24/2007                       $ 14,436                    $ 15,557
 1/25/2007                       $ 14,331                    $ 15,445
 1/26/2007                       $ 14,379                    $ 15,499
 1/27/2007                       $ 14,379                    $ 15,499
 1/28/2007                       $ 14,379                    $ 15,499
 1/29/2007                       $ 14,525                    $ 15,661
 1/30/2007                       $ 14,586                    $ 15,725
 1/31/2007                       $ 14,631                    $ 15,775
  2/1/2007                       $ 14,773                    $ 15,931
  2/2/2007                       $ 14,789                    $ 15,952
  2/3/2007                       $ 14,789                    $ 15,952
  2/4/2007                       $ 14,789                    $ 15,952
  2/5/2007                       $ 14,793                    $ 15,956
  2/6/2007                       $ 14,907                    $ 16,081
  2/7/2007                       $ 14,976                    $ 16,154
  2/8/2007                       $ 14,972                    $ 16,151
  2/9/2007                       $ 14,895                    $ 16,069
 2/10/2007                       $ 14,895                    $ 16,069
 2/11/2007                       $ 14,895                    $ 16,069
 2/12/2007                       $ 14,899                    $ 16,073
 2/13/2007                       $ 15,061                    $ 16,250
 2/14/2007                       $ 15,114                    $ 16,309
 2/15/2007                       $ 15,130                    $ 16,326
 2/16/2007                       $ 15,143                    $ 16,346
 2/17/2007                       $ 15,143                    $ 16,346
 2/18/2007                       $ 15,143                    $ 16,346
 2/19/2007                       $ 15,143                    $ 16,346
 2/20/2007                       $ 15,248                    $ 16,462
 2/21/2007                       $ 15,228                    $ 16,440
 2/22/2007                       $ 15,240                    $ 16,453
 2/23/2007                       $ 15,256                    $ 16,474
 2/24/2007                       $ 15,256                    $ 16,474
 2/25/2007                       $ 15,256                    $ 16,474
 2/26/2007                       $ 15,232                    $ 16,449
 2/27/2007                       $ 14,741                    $ 15,917
 2/28/2007                       $ 14,785                    $ 15,962
  3/1/2007                       $ 14,769                    $ 15,949
  3/2/2007                       $ 14,566                    $ 15,733
  3/3/2007                       $ 14,566                    $ 15,733
  3/4/2007                       $ 14,566                    $ 15,733
  3/5/2007                       $ 14,314                    $ 15,463
  3/6/2007                       $ 14,521                    $ 15,688
  3/7/2007                       $ 14,534                    $ 15,702
  3/8/2007                       $ 14,619                    $ 15,794
  3/9/2007                       $ 14,668                    $ 15,851
 3/10/2007                       $ 14,668                    $ 15,851
 3/11/2007                       $ 14,668                    $ 15,851
 3/12/2007                       $ 14,733                    $ 15,923
 3/13/2007                       $ 14,428                    $ 15,590
 3/14/2007                       $ 14,505                    $ 15,675
 3/15/2007                       $ 14,615                    $ 15,797
 3/16/2007                       $ 14,505                    $ 15,679
 3/17/2007                       $ 14,505                    $ 15,679
 3/18/2007                       $ 14,505                    $ 15,679
 3/19/2007                       $ 14,664                    $ 15,852
 3/20/2007                       $ 14,814                    $ 16,012
 3/21/2007                       $ 15,000                    $ 16,215
 3/22/2007                       $ 14,976                    $ 16,189
 3/23/2007                       $ 15,009                    $ 16,226
 3/24/2007                       $ 15,009                    $ 16,226
 3/25/2007                       $ 15,009                    $ 16,226
 3/26/2007                       $ 15,005                    $ 16,221
 3/27/2007                       $ 14,903                    $ 16,114
 3/28/2007                       $ 14,814                    $ 16,020
 3/29/2007                       $ 14,850                    $ 16,056
 3/30/2007                       $ 14,850                    $ 16,061
 3/31/2007                       $ 14,850                    $ 16,061

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                                   A-CLASS                               C-CLASS             H-CLASS
                                                  (09/01/04)                           (02/20/04)          (02/20/04)
-------------------------------------------------------------------------------------------------------------------------
                                   ONE     ONE      SINCE       SINCE       ONE      ONE      SINCE      ONE      SINCE
                                   YEAR   YEAR*   INCEPTION   INCEPTION*    YEAR   YEAR**   INCEPTION    YEAR   INCEPTION
-------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND                15.45%   9.96%    17.35%      15.14%     14.61%  13.61%     12.73%    15.49%    13.56%
S&P MIDCAP 400/CITIGROUP PURE
   VALUE INDEX                    18.25%  18.25%    19.63%      19.63%     18.25%  18.25%     16.46%    18.25%    16.46%
-------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 41

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

INCEPTION: February 20, 2004

Rydex Large-Cap Value Fund H-Class returned 16.21% over the 12-month period ended March 31, 2007. The financials, utilities and consumer discretionary sectors contributed most to this strong return. The Fund outperformed its large-cap growth counterpart as pure value outperformed pure growth in aggregate. This outperformance was also driven by the Fund's greater allocation to better performing stocks within the utilities sector.

The S&P 500/Citigroup Pure Value Index produced a return of 18.89% for the same one-year period. Last year reversed a five-year trend of small-capitalization indices outperforming large-capitalization indices, as witnessed by the outperformance of the S&P 500 Index relative to the Russell 2000(R) Index.

The Fund achieved a daily correlation of more than 0.99 to its benchmark of the daily performance of the S&P 500/Citigroup Pure Value Index for the year ended March 31, 2007.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                       S&P 500/CITIGROUP
                           LARGE-CAP VALUE FUND         PURE VALUE INDEX
Other                              9.9%                      10.1%
Financials                        22.0%                      21.2%
Utilities                         21.1%                      19.7%
Consumer Discretionary            16.0%                      16.1%
Telecommunication Services         7.6%                       9.8%
Materials                          8.9%                       9.0%
Consumer Staples                   8.4%                       8.4%
Industrials                        5.6%                       5.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Ford Motor Co.                                                              2.3%
Embarq Corp.                                                                1.8%
Sanmina-SCI Corp.                                                           1.7%
Integrys Energy Group, Inc.                                                 1.7%
Fannie Mae                                                                  1.6%
Supervalu, Inc.                                                             1.4%
Tyson Foods, Inc. -- Class A                                                1.3%
General Motors Corp.                                                        1.2%
NiSource, Inc.                                                              1.2%
DTE Energy Co.                                                              1.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              15.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


42 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  LARGE-CAP VALUE FUND        S&P 500/CITIGROUP PURE
   DATE                  C-CLASS                    VALUE INDEX
 2/20/2004              $ 10,000                     $ 10,000
 2/21/2004              $ 10,000                     $ 10,000
 2/22/2004              $ 10,000                     $ 10,000
 2/23/2004              $  9,976                     $  9,959
 2/24/2004              $  9,952                     $  9,918
 2/25/2004              $ 10,008                     $  9,997
 2/26/2004              $ 10,040                     $ 10,045
 2/27/2004              $ 10,052                     $ 10,131
 2/28/2004              $ 10,052                     $ 10,131
 2/29/2004              $ 10,052                     $ 10,131
  3/1/2004              $ 10,140                     $ 10,303
  3/2/2004              $ 10,104                     $ 10,264
  3/3/2004              $ 10,132                     $ 10,281
  3/4/2004              $ 10,160                     $ 10,294
  3/5/2004              $ 10,192                     $ 10,333
  3/6/2004              $ 10,192                     $ 10,333
  3/7/2004              $ 10,192                     $ 10,333
  3/8/2004              $ 10,132                     $ 10,253
  3/9/2004              $ 10,060                     $ 10,152
 3/10/2004              $  9,896                     $  9,947
 3/11/2004              $  9,752                     $  9,800
 3/12/2004              $  9,884                     $  9,938
 3/13/2004              $  9,884                     $  9,938
 3/14/2004              $  9,884                     $  9,938
 3/15/2004              $  9,744                     $  9,785
 3/16/2004              $  9,804                     $  9,829
 3/17/2004              $  9,944                     $ 10,008
 3/18/2004              $  9,948                     $ 10,005
 3/19/2004              $  9,844                     $  9,944
 3/20/2004              $  9,844                     $  9,944
 3/21/2004              $  9,844                     $  9,944
 3/22/2004              $  9,704                     $  9,793
 3/23/2004              $  9,688                     $  9,812
 3/24/2004              $  9,628                     $  9,751
 3/25/2004              $  9,760                     $  9,890
 3/26/2004              $  9,768                     $  9,916
 3/27/2004              $  9,768                     $  9,916
 3/28/2004              $  9,768                     $  9,916
 3/29/2004              $  9,884                     $ 10,047
 3/30/2004              $  9,940                     $ 10,155
 3/31/2004              $  9,940                     $ 10,191
  4/1/2004              $  9,996                     $ 10,197
  4/2/2004              $ 10,036                     $ 10,271
  4/3/2004              $ 10,036                     $ 10,271
  4/4/2004              $ 10,036                     $ 10,271
  4/5/2004              $ 10,112                     $ 10,341
  4/6/2004              $ 10,108                     $ 10,368
  4/7/2004              $ 10,036                     $ 10,298
  4/8/2004              $ 10,028                     $ 10,270
  4/9/2004              $ 10,028                     $ 10,270
 4/10/2004              $ 10,028                     $ 10,270
 4/11/2004              $ 10,028                     $ 10,270
 4/12/2004              $ 10,080                     $ 10,292
 4/13/2004              $  9,912                     $ 10,111
 4/14/2004              $  9,864                     $ 10,065
 4/15/2004              $  9,844                     $ 10,126
 4/16/2004              $  9,912                     $ 10,223
 4/17/2004              $  9,912                     $ 10,223
 4/18/2004              $  9,912                     $ 10,223
 4/19/2004              $  9,900                     $ 10,231
 4/20/2004              $  9,756                     $ 10,107
 4/21/2004              $  9,808                     $ 10,160
 4/22/2004              $  9,964                     $ 10,369
 4/23/2004              $  9,936                     $ 10,339
 4/24/2004              $  9,936                     $ 10,339
 4/25/2004              $  9,936                     $ 10,339
 4/26/2004              $  9,904                     $ 10,305
 4/27/2004              $  9,936                     $ 10,330
 4/28/2004              $  9,800                     $ 10,166
 4/29/2004              $  9,716                     $ 10,007
 4/30/2004              $  9,668                     $  9,978
  5/1/2004              $  9,668                     $  9,978
  5/2/2004              $  9,668                     $  9,978
  5/3/2004              $  9,752                     $ 10,043
  5/4/2004              $  9,776                     $ 10,091
  5/5/2004              $  9,796                     $ 10,086
  5/6/2004              $  9,704                     $  9,964
  5/7/2004              $  9,512                     $  9,695
  5/8/2004              $  9,512                     $  9,695
  5/9/2004              $  9,512                     $  9,695
 5/10/2004              $  9,372                     $  9,558
 5/11/2004              $  9,452                     $  9,635
 5/12/2004              $  9,508                     $  9,630
 5/13/2004              $  9,508                     $  9,666
 5/14/2004              $  9,524                     $  9,699
 5/15/2004              $  9,524                     $  9,699
 5/16/2004              $  9,524                     $  9,699
 5/17/2004              $  9,408                     $  9,570
 5/18/2004              $  9,476                     $  9,698
 5/19/2004              $  9,468                     $  9,663
 5/20/2004              $  9,476                     $  9,670
 5/21/2004              $  9,516                     $  9,721
 5/22/2004              $  9,516                     $  9,721
 5/23/2004              $  9,516                     $  9,721
 5/24/2004              $  9,560                     $  9,787
 5/25/2004              $  9,712                     $  9,989
 5/26/2004              $  9,724                     $ 10,027
 5/27/2004              $  9,752                     $ 10,090
 5/28/2004              $  9,752                     $ 10,092
 5/29/2004              $  9,752                     $ 10,092
 5/30/2004              $  9,752                     $ 10,092
 5/31/2004              $  9,752                     $ 10,092
  6/1/2004              $  9,756                     $ 10,119
  6/2/2004              $  9,800                     $ 10,171
  6/3/2004              $  9,720                     $ 10,072
  6/4/2004              $  9,768                     $ 10,134
  6/5/2004              $  9,768                     $ 10,134
  6/6/2004              $  9,768                     $ 10,134
  6/7/2004              $  9,924                     $ 10,325
  6/8/2004              $  9,924                     $ 10,335
  6/9/2004              $  9,832                     $ 10,234
 6/10/2004              $  9,888                     $ 10,326
 6/11/2004              $  9,888                     $ 10,326
 6/12/2004              $  9,888                     $ 10,326
 6/13/2004              $  9,888                     $ 10,326
 6/14/2004              $  9,772                     $ 10,196
 6/15/2004              $  9,828                     $ 10,320
 6/16/2004              $  9,856                     $ 10,353
 6/17/2004              $  9,860                     $ 10,401
 6/18/2004              $  9,892                     $ 10,475
 6/19/2004              $  9,892                     $ 10,475
 6/20/2004              $  9,892                     $ 10,475
 6/21/2004              $  9,852                     $ 10,468
 6/22/2004              $  9,880                     $ 10,539
 6/23/2004              $  9,964                     $ 10,693
 6/24/2004              $  9,944                     $ 10,649
 6/25/2004              $  9,908                     $ 10,635
 6/26/2004              $  9,908                     $ 10,635
 6/27/2004              $  9,908                     $ 10,635
 6/28/2004              $  9,888                     $ 10,626
 6/29/2004              $  9,900                     $ 10,644
 6/30/2004              $  9,948                     $ 10,711
  7/1/2004              $  9,860                     $ 10,588
  7/2/2004              $  9,844                     $ 10,573
  7/3/2004              $  9,844                     $ 10,573
  7/4/2004              $  9,844                     $ 10,573
  7/5/2004              $  9,844                     $ 10,573
  7/6/2004              $  9,764                     $ 10,525
  7/7/2004              $  9,788                     $ 10,539
  7/8/2004              $  9,708                     $ 10,422
  7/9/2004              $  9,732                     $ 10,473
 7/10/2004              $  9,732                     $ 10,473
 7/11/2004              $  9,732                     $ 10,473
 7/12/2004              $  9,760                     $ 10,497
 7/13/2004              $  9,760                     $ 10,509
 7/14/2004              $  9,744                     $ 10,519
 7/15/2004              $  9,700                     $ 10,513
 7/16/2004              $  9,676                     $ 10,522
 7/17/2004              $  9,676                     $ 10,522
 7/18/2004              $  9,676                     $ 10,522
 7/19/2004              $  9,688                     $ 10,542
 7/20/2004              $  9,748                     $ 10,567
 7/21/2004              $  9,624                     $ 10,415
 7/22/2004              $  9,640                     $ 10,360
 7/23/2004              $  9,592                     $ 10,319
 7/24/2004              $  9,592                     $ 10,319
 7/25/2004              $  9,592                     $ 10,319
 7/26/2004              $  9,580                     $ 10,282
 7/27/2004              $  9,672                     $ 10,373
 7/28/2004              $  9,684                     $ 10,426
 7/29/2004              $  9,744                     $ 10,499
 7/30/2004              $  9,744                     $ 10,532
 7/31/2004              $  9,744                     $ 10,532
  8/1/2004              $  9,744                     $ 10,532
  8/2/2004              $  9,784                     $ 10,565
  8/3/2004              $  9,752                     $ 10,505
  8/4/2004              $  9,724                     $ 10,476
  8/5/2004              $  9,580                     $ 10,293
  8/6/2004              $  9,444                     $ 10,148
  8/7/2004              $  9,444                     $ 10,148
  8/8/2004              $  9,444                     $ 10,148
  8/9/2004              $  9,460                     $ 10,178
 8/10/2004              $  9,576                     $ 10,304
 8/11/2004              $  9,552                     $ 10,274
 8/12/2004              $  9,436                     $ 10,165
 8/13/2004              $  9,436                     $ 10,147
 8/14/2004              $  9,436                     $ 10,147
 8/15/2004              $  9,436                     $ 10,147
 8/16/2004              $  9,584                     $ 10,317
 8/17/2004              $  9,600                     $ 10,330
 8/18/2004              $  9,712                     $ 10,452
 8/19/2004              $  9,684                     $ 10,395
 8/20/2004              $  9,764                     $ 10,455
 8/21/2004              $  9,764                     $ 10,455
 8/22/2004              $  9,764                     $ 10,455
 8/23/2004              $  9,728                     $ 10,404
 8/24/2004              $  9,732                     $ 10,417
 8/25/2004              $  9,808                     $ 10,487
 8/26/2004              $  9,816                     $ 10,507
 8/27/2004              $  9,836                     $ 10,530
 8/28/2004              $  9,836                     $ 10,530
 8/29/2004              $  9,836                     $ 10,530
 8/30/2004              $  9,772                     $ 10,474
 8/31/2004              $  9,836                     $ 10,534
  9/1/2004              $  9,840                     $ 10,557
  9/2/2004              $  9,944                     $ 10,679
  9/3/2004              $  9,920                     $ 10,657
  9/4/2004              $  9,920                     $ 10,657
  9/5/2004              $  9,920                     $ 10,657
  9/6/2004              $  9,920                     $ 10,657
  9/7/2004              $ 10,000                     $ 10,762
  9/8/2004              $  9,940                     $ 10,669
  9/9/2004              $  9,956                     $ 10,698
 9/10/2004              $  9,992                     $ 10,696
 9/11/2004              $  9,992                     $ 10,696
 9/12/2004              $  9,992                     $ 10,696
 9/13/2004              $ 10,004                     $ 10,730
 9/14/2004              $ 10,020                     $ 10,708
 9/15/2004              $  9,956                     $ 10,656
 9/16/2004              $ 10,020                     $ 10,734
 9/17/2004              $ 10,056                     $ 10,778
 9/18/2004              $ 10,056                     $ 10,778
 9/19/2004              $ 10,056                     $ 10,778
 9/20/2004              $ 10,000                     $ 10,741
 9/21/2004              $ 10,092                     $ 10,831
 9/22/2004              $  9,968                     $ 10,726
 9/23/2004              $  9,908                     $ 10,659
 9/24/2004              $  9,948                     $ 10,680
 9/25/2004              $  9,948                     $ 10,680
 9/26/2004              $  9,948                     $ 10,680
 9/27/2004              $  9,892                     $ 10,615
 9/28/2004              $  9,948                     $ 10,718
 9/29/2004              $  9,964                     $ 10,716
 9/30/2004              $  9,996                     $ 10,814
 10/1/2004              $ 10,140                     $ 10,946
 10/2/2004              $ 10,140                     $ 10,946
 10/3/2004              $ 10,140                     $ 10,946
 10/4/2004              $ 10,176                     $ 10,988
 10/5/2004              $ 10,168                     $ 10,987
 10/6/2004              $ 10,252                     $ 11,074
 10/7/2004              $ 10,180                     $ 10,967
 10/8/2004              $ 10,132                     $ 10,921
 10/9/2004              $ 10,132                     $ 10,921
10/10/2004              $ 10,132                     $ 10,921
10/11/2004              $ 10,140                     $ 10,902
10/12/2004              $ 10,116                     $ 10,874
10/13/2004              $ 10,020                     $ 10,712
10/14/2004              $  9,908                     $ 10,635
10/15/2004              $  9,952                     $ 10,669
10/16/2004              $  9,952                     $ 10,669
10/17/2004              $  9,952                     $ 10,669
10/18/2004              $  9,972                     $ 10,643
10/19/2004              $  9,852                     $ 10,487
10/20/2004              $  9,844                     $ 10,540
10/21/2004              $  9,860                     $ 10,570
10/22/2004              $  9,792                     $ 10,536
10/23/2004              $  9,792                     $ 10,536
10/24/2004              $  9,792                     $ 10,536
10/25/2004              $  9,808                     $ 10,573
10/26/2004              $  9,972                     $ 10,764
10/27/2004              $ 10,056                     $ 10,812
10/28/2004              $ 10,084                     $ 10,832
10/29/2004              $ 10,124                     $ 10,906
10/30/2004              $ 10,124                     $ 10,906
10/31/2004              $ 10,124                     $ 10,906
 11/1/2004              $ 10,140                     $ 10,943
 11/2/2004              $ 10,132                     $ 10,902
 11/3/2004              $ 10,240                     $ 11,050
 11/4/2004              $ 10,420                     $ 11,286
 11/5/2004              $ 10,444                     $ 11,379
 11/6/2004              $ 10,444                     $ 11,379
 11/7/2004              $ 10,444                     $ 11,379
 11/8/2004              $ 10,424                     $ 11,374
 11/9/2004              $ 10,416                     $ 11,394
11/10/2004              $ 10,428                     $ 11,415
11/11/2004              $ 10,516                     $ 11,530
11/12/2004              $ 10,620                     $ 11,659
11/13/2004              $ 10,620                     $ 11,659
11/14/2004              $ 10,620                     $ 11,659
11/15/2004              $ 10,592                     $ 11,640
11/16/2004              $ 10,516                     $ 11,575
11/17/2004              $ 10,576                     $ 11,681
11/18/2004              $ 10,584                     $ 11,699
11/19/2004              $ 10,484                     $ 11,630
11/20/2004              $ 10,484                     $ 11,630
11/21/2004              $ 10,484                     $ 11,630
11/22/2004              $ 10,568                     $ 11,759
11/23/2004              $ 10,596                     $ 11,775
11/24/2004              $ 10,644                     $ 11,872
11/25/2004              $ 10,644                     $ 11,872
11/26/2004              $ 10,664                     $ 11,937
11/27/2004              $ 10,664                     $ 11,937
11/28/2004              $ 10,664                     $ 11,937
11/29/2004              $ 10,624                     $ 11,881
11/30/2004              $ 10,592                     $ 11,838
 12/1/2004              $ 10,728                     $ 11,931
 12/2/2004              $ 10,676                     $ 11,830
 12/3/2004              $ 10,672                     $ 11,870
 12/4/2004              $ 10,672                     $ 11,870
 12/5/2004              $ 10,672                     $ 11,870
 12/6/2004              $ 10,680                     $ 11,858
 12/7/2004              $ 10,560                     $ 11,699
 12/8/2004              $ 10,596                     $ 11,704
 12/9/2004              $ 10,652                     $ 11,745
12/10/2004              $ 10,644                     $ 11,757
12/11/2004              $ 10,644                     $ 11,757
12/12/2004              $ 10,644                     $ 11,757
12/13/2004              $ 10,752                     $ 11,901
12/14/2004              $ 10,784                     $ 11,956
12/15/2004              $ 10,816                     $ 12,064
12/16/2004              $ 10,776                     $ 12,012
12/17/2004              $ 10,724                     $ 11,988
12/18/2004              $ 10,724                     $ 11,988
12/19/2004              $ 10,724                     $ 11,988
12/20/2004              $ 10,716                     $ 11,997
12/21/2004              $ 10,824                     $ 12,109
12/22/2004              $ 10,872                     $ 12,121
12/23/2004              $ 10,872                     $ 12,116
12/24/2004              $ 10,872                     $ 12,116
12/25/2004              $ 10,872                     $ 12,116
12/26/2004              $ 10,872                     $ 12,116
12/27/2004              $ 10,836                     $ 12,039
12/28/2004              $ 10,912                     $ 12,138
12/29/2004              $ 10,920                     $ 12,172
12/30/2004              $ 10,920                     $ 12,175
12/31/2004              $ 10,912                     $ 12,161
  1/1/2005              $ 10,912                     $ 12,161
  1/2/2005              $ 10,912                     $ 12,161
  1/3/2005              $ 10,808                     $ 11,978
  1/4/2005              $ 10,684                     $ 11,822
  1/5/2005              $ 10,648                     $ 11,688
  1/6/2005              $ 10,696                     $ 11,755
  1/7/2005              $ 10,660                     $ 11,729
  1/8/2005              $ 10,660                     $ 11,729
  1/9/2005              $ 10,660                     $ 11,729
 1/10/2005              $ 10,684                     $ 11,777
 1/11/2005              $ 10,616                     $ 11,708
 1/12/2005              $ 10,644                     $ 11,750
 1/13/2005              $ 10,567                     $ 11,752
 1/14/2005              $ 10,620                     $ 11,840
 1/15/2005              $ 10,620                     $ 11,840
 1/16/2005              $ 10,620                     $ 11,840
 1/17/2005              $ 10,620                     $ 11,840
 1/18/2005              $ 10,740                     $ 11,934
 1/19/2005              $ 10,632                     $ 11,859
 1/20/2005              $ 10,555                     $ 11,736
 1/21/2005              $ 10,491                     $ 11,688
 1/22/2005              $ 10,491                     $ 11,688
 1/23/2005              $ 10,491                     $ 11,688
 1/24/2005              $ 10,471                     $ 11,655
 1/25/2005              $ 10,483                     $ 11,659
 1/26/2005              $ 10,547                     $ 11,770
 1/27/2005              $ 10,547                     $ 11,814
 1/28/2005              $ 10,519                     $ 11,785
 1/29/2005              $ 10,519                     $ 11,785
 1/30/2005              $ 10,519                     $ 11,785
 1/31/2005              $ 10,628                     $ 11,934
  2/1/2005              $ 10,696                     $ 12,054
  2/2/2005              $ 10,720                     $ 12,136
  2/3/2005              $ 10,696                     $ 12,163
  2/4/2005              $ 10,820                     $ 12,306
  2/5/2005              $ 10,820                     $ 12,306
  2/6/2005              $ 10,820                     $ 12,306
  2/7/2005              $ 10,816                     $ 12,255
  2/8/2005              $ 10,820                     $ 12,269
  2/9/2005              $ 10,748                     $ 12,178
 2/10/2005              $ 10,796                     $ 12,236
 2/11/2005              $ 10,872                     $ 12,330
 2/12/2005              $ 10,872                     $ 12,330
 2/13/2005              $ 10,872                     $ 12,330
 2/14/2005              $ 10,868                     $ 12,355
 2/15/2005              $ 10,896                     $ 12,410
 2/16/2005              $ 10,892                     $ 12,479
 2/17/2005              $ 10,800                     $ 12,383
 2/18/2005              $ 10,788                     $ 12,390
 2/19/2005              $ 10,788                     $ 12,390
 2/20/2005              $ 10,788                     $ 12,390
 2/21/2005              $ 10,788                     $ 12,390
 2/22/2005              $ 10,636                     $ 12,166
 2/23/2005              $ 10,704                     $ 12,256
 2/24/2005              $ 10,768                     $ 12,365
 2/25/2005              $ 10,880                     $ 12,542
 2/26/2005              $ 10,880                     $ 12,542
 2/27/2005              $ 10,880                     $ 12,542
 2/28/2005              $ 10,792                     $ 12,453
  3/1/2005              $ 10,864                     $ 12,504
  3/2/2005              $ 10,856                     $ 12,497
  3/3/2005              $ 10,856                     $ 12,582
  3/4/2005              $ 10,976                     $ 12,747
  3/5/2005              $ 10,976                     $ 12,747
  3/6/2005              $ 10,976                     $ 12,747
  3/7/2005              $ 11,008                     $ 12,775
  3/8/2005              $ 10,956                     $ 12,707
  3/9/2005              $ 10,832                     $ 12,551
 3/10/2005              $ 10,844                     $ 12,537
 3/11/2005              $ 10,772                     $ 12,542
 3/12/2005              $ 10,772                     $ 12,542
 3/13/2005              $ 10,772                     $ 12,542
 3/14/2005              $ 10,852                     $ 12,652
 3/15/2005              $ 10,768                     $ 12,560
 3/16/2005              $ 10,684                     $ 12,420
 3/17/2005              $ 10,700                     $ 12,497
 3/18/2005              $ 10,684                     $ 12,461
 3/19/2005              $ 10,684                     $ 12,461
 3/20/2005              $ 10,684                     $ 12,461
 3/21/2005              $ 10,616                     $ 12,435
 3/22/2005              $ 10,479                     $ 12,284
 3/23/2005              $ 10,475                     $ 12,236
 3/24/2005              $ 10,467                     $ 12,259
 3/25/2005              $ 10,467                     $ 12,259
 3/26/2005              $ 10,467                     $ 12,259
 3/27/2005              $ 10,467                     $ 12,259
 3/28/2005              $ 10,487                     $ 12,203
 3/29/2005              $ 10,415                     $ 12,047
 3/30/2005              $ 10,555                     $ 12,224
 3/31/2005              $ 10,571                     $ 12,340
  4/1/2005              $ 10,507                     $ 12,372
  4/2/2005              $ 10,507                     $ 12,372
  4/3/2005              $ 10,507                     $ 12,372
  4/4/2005              $ 10,527                     $ 12,365
  4/5/2005              $ 10,559                     $ 12,394
  4/6/2005              $ 10,604                     $ 12,449
  4/7/2005              $ 10,656                     $ 12,491
  4/8/2005              $ 10,559                     $ 12,363
  4/9/2005              $ 10,559                     $ 12,363
 4/10/2005              $ 10,559                     $ 12,363
 4/11/2005              $ 10,567                     $ 12,384
 4/12/2005              $ 10,632                     $ 12,405
 4/13/2005              $ 10,495                     $ 12,225
 4/14/2005              $ 10,367                     $ 12,052
 4/15/2005              $ 10,179                     $ 11,751
 4/16/2005              $ 10,179                     $ 11,751
 4/17/2005              $ 10,179                     $ 11,751
 4/18/2005              $ 10,223                     $ 11,848
 4/19/2005              $ 10,295                     $ 11,987
 4/20/2005              $ 10,151                     $ 11,829
 4/21/2005              $ 10,315                     $ 12,052
 4/22/2005              $ 10,259                     $ 12,006
 4/23/2005              $ 10,259                     $ 12,006
 4/24/2005              $ 10,259                     $ 12,006
 4/25/2005              $ 10,355                     $ 12,122
 4/26/2005              $ 10,263                     $ 11,979
 4/27/2005              $ 10,315                     $ 11,971
 4/28/2005              $ 10,207                     $ 11,828
 4/29/2005              $ 10,331                     $ 11,971
 4/30/2005              $ 10,331                     $ 11,971
  5/1/2005              $ 10,331                     $ 11,971
  5/2/2005              $ 10,375                     $ 12,058
  5/3/2005              $ 10,355                     $ 12,020
  5/4/2005              $ 10,511                     $ 12,211
  5/5/2005              $ 10,479                     $ 12,160
  5/6/2005              $ 10,455                     $ 12,188
  5/7/2005              $ 10,455                     $ 12,188
  5/8/2005              $ 10,455                     $ 12,188
  5/9/2005              $ 10,535                     $ 12,312
 5/10/2005              $ 10,411                     $ 12,195
 5/11/2005              $ 10,447                     $ 12,217
 5/12/2005              $ 10,331                     $ 11,984
 5/13/2005              $ 10,259                     $ 11,831
 5/14/2005              $ 10,259                     $ 11,831
 5/15/2005              $ 10,259                     $ 11,831
 5/16/2005              $ 10,371                     $ 11,938
 5/17/2005              $ 10,455                     $ 12,073
 5/18/2005              $ 10,567                     $ 12,214
 5/19/2005              $ 10,616                     $ 12,299
 5/20/2005              $ 10,604                     $ 12,319
 5/21/2005              $ 10,604                     $ 12,319
 5/22/2005              $ 10,604                     $ 12,319
 5/23/2005              $ 10,636                     $ 12,350
 5/24/2005              $ 10,632                     $ 12,356
 5/25/2005              $ 10,600                     $ 12,361
 5/26/2005              $ 10,672                     $ 12,464
 5/27/2005              $ 10,684                     $ 12,523
 5/28/2005              $ 10,684                     $ 12,523
 5/29/2005              $ 10,684                     $ 12,523
 5/30/2005              $ 10,684                     $ 12,523
 5/31/2005              $ 10,632                     $ 12,504
  6/1/2005              $ 10,724                     $ 12,636
  6/2/2005              $ 10,736                     $ 12,654
  6/3/2005              $ 10,684                     $ 12,634
  6/4/2005              $ 10,684                     $ 12,634
  6/5/2005              $ 10,684                     $ 12,634
  6/6/2005              $ 10,692                     $ 12,668
  6/7/2005              $ 10,684                     $ 12,677
  6/8/2005              $ 10,676                     $ 12,700
  6/9/2005              $ 10,728                     $ 12,768
 6/10/2005              $ 10,728                     $ 12,801
 6/11/2005              $ 10,728                     $ 12,801
 6/12/2005              $ 10,728                     $ 12,801
 6/13/2005              $ 10,760                     $ 12,865
 6/14/2005              $ 10,800                     $ 12,956
 6/15/2005              $ 10,828                     $ 12,985
 6/16/2005              $ 10,876                     $ 13,039
 6/17/2005              $ 10,944                     $ 13,141
 6/18/2005              $ 10,944                     $ 13,141
 6/19/2005              $ 10,944                     $ 13,141
 6/20/2005              $ 10,936                     $ 13,133
 6/21/2005              $ 10,924                     $ 13,101
 6/22/2005              $ 10,936                     $ 13,120
 6/23/2005              $ 10,832                     $ 13,018
 6/24/2005              $ 10,764                     $ 12,927
 6/25/2005              $ 10,764                     $ 12,927
 6/26/2005              $ 10,764                     $ 12,927
 6/27/2005              $ 10,744                     $ 12,950
 6/28/2005              $ 10,820                     $ 13,069
 6/29/2005              $ 10,828                     $ 13,072
 6/30/2005              $ 10,760                     $ 13,029
  7/1/2005              $ 10,792                     $ 13,149
  7/2/2005              $ 10,792                     $ 13,149
  7/3/2005              $ 10,792                     $ 13,149
  7/4/2005              $ 10,792                     $ 13,149
  7/5/2005              $ 10,880                     $ 13,287
  7/6/2005              $ 10,796                     $ 13,172
  7/7/2005              $ 10,824                     $ 13,244
  7/8/2005              $ 10,924                     $ 13,352
  7/9/2005              $ 10,924                     $ 13,352
 7/10/2005              $ 10,924                     $ 13,352
 7/11/2005              $ 10,984                     $ 13,450
 7/12/2005              $ 11,000                     $ 13,472
 7/13/2005              $ 11,016                     $ 13,463
 7/14/2005              $ 11,032                     $ 13,418
 7/15/2005              $ 11,048                     $ 13,414
 7/16/2005              $ 11,048                     $ 13,414
 7/17/2005              $ 11,048                     $ 13,414
 7/18/2005              $ 10,972                     $ 13,388
 7/19/2005              $ 11,024                     $ 13,504
 7/20/2005              $ 11,072                     $ 13,595
 7/21/2005              $ 10,984                     $ 13,444
 7/22/2005              $ 11,060                     $ 13,595
 7/23/2005              $ 11,060                     $ 13,595
 7/24/2005              $ 11,060                     $ 13,595
 7/25/2005              $ 11,016                     $ 13,558
 7/26/2005              $ 11,036                     $ 13,576
 7/27/2005              $ 11,084                     $ 13,666
 7/28/2005              $ 11,149                     $ 13,799
 7/29/2005              $ 11,072                     $ 13,748
 7/30/2005              $ 11,072                     $ 13,748
 7/31/2005              $ 11,072                     $ 13,748
  8/1/2005              $ 11,080                     $ 13,747
  8/2/2005              $ 11,149                     $ 13,869
  8/3/2005              $ 11,165                     $ 13,879
  8/4/2005              $ 11,100                     $ 13,804
  8/5/2005              $ 10,988                     $ 13,608
  8/6/2005              $ 10,988                     $ 13,608
  8/7/2005              $ 10,988                     $ 13,608
  8/8/2005              $ 10,960                     $ 13,534
  8/9/2005              $ 11,028                     $ 13,606
 8/10/2005              $ 11,032                     $ 13,679
 8/11/2005              $ 11,104                     $ 13,761
 8/12/2005              $ 11,044                     $ 13,708
 8/13/2005              $ 11,044                     $ 13,708
 8/14/2005              $ 11,044                     $ 13,708
 8/15/2005              $ 11,076                     $ 13,729
 8/16/2005              $ 10,960                     $ 13,544
 8/17/2005              $ 10,968                     $ 13,489
 8/18/2005              $ 10,948                     $ 13,459
 8/19/2005              $ 10,964                     $ 13,538
 8/20/2005              $ 10,964                     $ 13,538
 8/21/2005              $ 10,964                     $ 13,538
 8/22/2005              $ 10,980                     $ 13,573
 8/23/2005              $ 10,936                     $ 13,546
 8/24/2005              $ 10,864                     $ 13,537
 8/25/2005              $ 10,888                     $ 13,612
 8/26/2005              $ 10,816                     $ 13,520
 8/27/2005              $ 10,816                     $ 13,520
 8/28/2005              $ 10,816                     $ 13,520
 8/29/2005              $ 10,868                     $ 13,609
 8/30/2005              $ 10,844                     $ 13,633
 8/31/2005              $ 10,960                     $ 13,856
  9/1/2005              $ 10,988                     $ 13,975
  9/2/2005              $ 10,952                     $ 13,909
  9/3/2005              $ 10,952                     $ 13,909
  9/4/2005              $ 10,952                     $ 13,909
  9/5/2005              $ 10,952                     $ 13,909
  9/6/2005              $ 11,072                     $ 14,044
  9/7/2005              $ 11,100                     $ 14,105
  9/8/2005              $ 11,052                     $ 14,029
  9/9/2005              $ 11,149                     $ 14,213
 9/10/2005              $ 11,149                     $ 14,213
 9/11/2005              $ 11,149                     $ 14,213
 9/12/2005              $ 11,137                     $ 14,155
 9/13/2005              $ 11,060                     $ 14,053
 9/14/2005              $ 11,040                     $ 14,077
 9/15/2005              $ 11,048                     $ 14,054
 9/16/2005              $ 11,157                     $ 14,139
 9/17/2005              $ 11,157                     $ 14,139
 9/18/2005              $ 11,157                     $ 14,139
 9/19/2005              $ 11,088                     $ 13,982
 9/20/2005              $ 10,992                     $ 13,814
 9/21/2005              $ 10,876                     $ 13,659
 9/22/2005              $ 10,904                     $ 13,679
 9/23/2005              $ 10,912                     $ 13,754
 9/24/2005              $ 10,912                     $ 13,754
 9/25/2005              $ 10,912                     $ 13,754
 9/26/2005              $ 10,928                     $ 13,707
 9/27/2005              $ 10,912                     $ 13,690
 9/28/2005              $ 10,932                     $ 13,736
 9/29/2005              $ 11,044                     $ 13,834
 9/30/2005              $ 11,044                     $ 13,905
 10/1/2005              $ 11,044                     $ 13,905
 10/2/2005              $ 11,044                     $ 13,905
 10/3/2005              $ 11,040                     $ 13,905
 10/4/2005              $ 10,916                     $ 13,759
 10/5/2005              $ 10,752                     $ 13,474
 10/6/2005              $ 10,692                     $ 13,359
 10/7/2005              $ 10,732                     $ 13,387
 10/8/2005              $ 10,732                     $ 13,387
 10/9/2005              $ 10,732                     $ 13,387
10/10/2005              $ 10,632                     $ 13,079
10/11/2005              $ 10,604                     $ 13,000
10/12/2005              $ 10,519                     $ 12,894
10/13/2005              $ 10,487                     $ 12,857
10/14/2005              $ 10,580                     $ 12,970
10/15/2005              $ 10,580                     $ 12,970
10/16/2005              $ 10,580                     $ 12,970
10/17/2005              $ 10,616                     $ 13,082
10/18/2005              $ 10,503                     $ 12,907
10/19/2005              $ 10,648                     $ 13,042
10/20/2005              $ 10,463                     $ 12,884
10/21/2005              $ 10,503                     $ 12,902
10/22/2005              $ 10,503                     $ 12,902
10/23/2005              $ 10,503                     $ 12,902
10/24/2005              $ 10,704                     $ 13,139
10/25/2005              $ 10,688                     $ 13,101
10/26/2005              $ 10,652                     $ 13,070
10/27/2005              $ 10,551                     $ 12,909
10/28/2005              $ 10,740                     $ 13,135
10/29/2005              $ 10,740                     $ 13,135
10/30/2005              $ 10,740                     $ 13,135
10/31/2005              $ 10,820                     $ 13,316
 11/1/2005              $ 10,800                     $ 13,290
 11/2/2005              $ 10,912                     $ 13,438
 11/3/2005              $ 10,932                     $ 13,422
 11/4/2005              $ 10,924                     $ 13,444
 11/5/2005              $ 10,924                     $ 13,444
 11/6/2005              $ 10,924                     $ 13,444
 11/7/2005              $ 10,948                     $ 13,495
 11/8/2005              $ 10,912                     $ 13,386
 11/9/2005              $ 10,936                     $ 13,420
11/10/2005              $ 11,028                     $ 13,501
11/11/2005              $ 11,064                     $ 13,531
11/12/2005              $ 11,064                     $ 13,531
11/13/2005              $ 11,064                     $ 13,531
11/14/2005              $ 11,060                     $ 13,543
11/15/2005              $ 10,992                     $ 13,462
11/16/2005              $ 11,000                     $ 13,480
11/17/2005              $ 11,125                     $ 13,655
11/18/2005              $ 11,173                     $ 13,764
11/19/2005              $ 11,173                     $ 13,764
11/20/2005              $ 11,173                     $ 13,764
11/21/2005              $ 11,225                     $ 13,784
11/22/2005              $ 11,293                     $ 13,816
11/23/2005              $ 11,349                     $ 13,877
11/24/2005              $ 11,349                     $ 13,877
11/25/2005              $ 11,369                     $ 13,891
11/26/2005              $ 11,369                     $ 13,891
11/27/2005              $ 11,369                     $ 13,891
11/28/2005              $ 11,269                     $ 13,793
11/29/2005              $ 11,281                     $ 13,799
11/30/2005              $ 11,193                     $ 13,713
 12/1/2005              $ 11,333                     $ 13,886
 12/2/2005              $ 11,325                     $ 13,880
 12/3/2005              $ 11,325                     $ 13,880
 12/4/2005              $ 11,325                     $ 13,880
 12/5/2005              $ 11,305                     $ 13,835
 12/6/2005              $ 11,317                     $ 13,846
 12/7/2005              $ 11,253                     $ 13,775
 12/8/2005              $ 11,249                     $ 13,776
 12/9/2005              $ 11,293                     $ 13,856
12/10/2005              $ 11,293                     $ 13,856
12/11/2005              $ 11,293                     $ 13,856
12/12/2005              $ 11,289                     $ 13,848
12/13/2005              $ 11,365                     $ 13,925
12/14/2005              $ 11,417                     $ 14,007
12/15/2005              $ 11,381                     $ 13,957
12/16/2005              $ 11,349                     $ 13,951
12/17/2005              $ 11,349                     $ 13,951
12/18/2005              $ 11,349                     $ 13,951
12/19/2005              $ 11,257                     $ 13,831
12/20/2005              $ 11,241                     $ 13,814
12/21/2005              $ 11,289                     $ 13,873
12/22/2005              $ 11,337                     $ 13,936
12/23/2005              $ 11,338                     $ 13,943
12/24/2005              $ 11,338                     $ 13,943
12/25/2005              $ 11,338                     $ 13,943
12/26/2005              $ 11,338                     $ 13,943
12/27/2005              $ 11,261                     $ 13,848
12/28/2005              $ 11,281                     $ 13,872
12/29/2005              $ 11,277                     $ 13,866
12/30/2005              $ 11,212                     $ 13,794
12/31/2005              $ 11,212                     $ 13,794
  1/1/2006              $ 11,212                     $ 13,794
  1/2/2006              $ 11,212                     $ 13,794
  1/3/2006              $ 11,363                     $ 13,978
  1/4/2006              $ 11,448                     $ 14,084
  1/5/2006              $ 11,464                     $ 14,101
  1/6/2006              $ 11,550                     $ 14,216
  1/7/2006              $ 11,550                     $ 14,216
  1/8/2006              $ 11,550                     $ 14,216
  1/9/2006              $ 11,635                     $ 14,320
 1/10/2006              $ 11,627                     $ 14,313
 1/11/2006              $ 11,639                     $ 14,329
 1/12/2006              $ 11,550                     $ 14,222
 1/13/2006              $ 11,546                     $ 14,222
 1/14/2006              $ 11,546                     $ 14,222
 1/15/2006              $ 11,546                     $ 14,222
 1/16/2006              $ 11,546                     $ 14,222
 1/17/2006              $ 11,473                     $ 14,131
 1/18/2006              $ 11,460                     $ 14,117
 1/19/2006              $ 11,497                     $ 14,165
 1/20/2006              $ 11,346                     $ 13,979
 1/21/2006              $ 11,346                     $ 13,979
 1/22/2006              $ 11,346                     $ 13,979
 1/23/2006              $ 11,407                     $ 14,058
 1/24/2006              $ 11,497                     $ 14,167
 1/25/2006              $ 11,489                     $ 14,158
 1/26/2006              $ 11,546                     $ 14,230
 1/27/2006              $ 11,635                     $ 14,347
 1/28/2006              $ 11,635                     $ 14,347
 1/29/2006              $ 11,635                     $ 14,347
 1/30/2006              $ 11,635                     $ 14,346
 1/31/2006              $ 11,582                     $ 14,285
  2/1/2006              $ 11,607                     $ 14,314
  2/2/2006              $ 11,497                     $ 14,178
  2/3/2006              $ 11,412                     $ 14,072
  2/4/2006              $ 11,412                     $ 14,072
  2/5/2006              $ 11,412                     $ 14,072
  2/6/2006              $ 11,456                     $ 14,137
  2/7/2006              $ 11,359                     $ 14,017
  2/8/2006              $ 11,399                     $ 14,066
  2/9/2006              $ 11,383                     $ 14,050
 2/10/2006              $ 11,412                     $ 14,093
 2/11/2006              $ 11,412                     $ 14,093
 2/12/2006              $ 11,412                     $ 14,093
 2/13/2006              $ 11,371                     $ 14,044
 2/14/2006              $ 11,513                     $ 14,220
 2/15/2006              $ 11,538                     $ 14,254
 2/16/2006              $ 11,619                     $ 14,358
 2/17/2006              $ 11,643                     $ 14,392
 2/18/2006              $ 11,643                     $ 14,392
 2/19/2006              $ 11,643                     $ 14,392
 2/20/2006              $ 11,643                     $ 14,392
 2/21/2006              $ 11,631                     $ 14,379
 2/22/2006              $ 11,725                     $ 14,495
 2/23/2006              $ 11,672                     $ 14,430
 2/24/2006              $ 11,631                     $ 14,386
 2/25/2006              $ 11,631                     $ 14,386
 2/26/2006              $ 11,631                     $ 14,386
 2/27/2006              $ 11,664                     $ 14,424
 2/28/2006              $ 11,546                     $ 14,285
  3/1/2006              $ 11,619                     $ 14,376
  3/2/2006              $ 11,566                     $ 14,312
  3/3/2006              $ 11,542                     $ 14,285
  3/4/2006              $ 11,542                     $ 14,285
  3/5/2006              $ 11,542                     $ 14,285
  3/6/2006              $ 11,460                     $ 14,188
  3/7/2006              $ 11,420                     $ 14,141
  3/8/2006              $ 11,432                     $ 14,163
  3/9/2006              $ 11,395                     $ 14,120
 3/10/2006              $ 11,505                     $ 14,264
 3/11/2006              $ 11,505                     $ 14,264
 3/12/2006              $ 11,505                     $ 14,264
 3/13/2006              $ 11,538                     $ 14,304
 3/14/2006              $ 11,672                     $ 14,473
 3/15/2006              $ 11,733                     $ 14,552
 3/16/2006              $ 11,794                     $ 14,627
 3/17/2006              $ 11,814                     $ 14,657
 3/18/2006              $ 11,814                     $ 14,657
 3/19/2006              $ 11,814                     $ 14,657
 3/20/2006              $ 11,765                     $ 14,597
 3/21/2006              $ 11,704                     $ 14,521
 3/22/2006              $ 11,773                     $ 14,612
 3/23/2006              $ 11,757                     $ 14,593
 3/24/2006              $ 11,777                     $ 14,618
 3/25/2006              $ 11,777                     $ 14,618
 3/26/2006              $ 11,777                     $ 14,618
 3/27/2006              $ 11,777                     $ 14,621
 3/28/2006              $ 11,708                     $ 14,533
 3/29/2006              $ 11,794                     $ 14,641
 3/30/2006              $ 11,708                     $ 14,534
 3/31/2006              $ 11,660                     $ 14,477
  4/1/2006              $ 11,660                     $ 14,477
  4/2/2006              $ 11,660                     $ 14,477
  4/3/2006              $ 11,700                     $ 14,532
  4/4/2006              $ 11,786                     $ 14,638
  4/5/2006              $ 11,851                     $ 14,724
  4/6/2006              $ 11,810                     $ 14,675
  4/7/2006              $ 11,684                     $ 14,520
  4/8/2006              $ 11,684                     $ 14,520
  4/9/2006              $ 11,684                     $ 14,520
 4/10/2006              $ 11,668                     $ 14,504
 4/11/2006              $ 11,570                     $ 14,387
 4/12/2006              $ 11,619                     $ 14,450
 4/13/2006              $ 11,615                     $ 14,449
 4/14/2006              $ 11,615                     $ 14,449
 4/15/2006              $ 11,615                     $ 14,449
 4/16/2006              $ 11,615                     $ 14,449
 4/17/2006              $ 11,607                     $ 14,438
 4/18/2006              $ 11,834                     $ 14,726
 4/19/2006              $ 11,875                     $ 14,779
 4/20/2006              $ 11,907                     $ 14,824
 4/21/2006              $ 11,903                     $ 14,823
 4/22/2006              $ 11,903                     $ 14,823
 4/23/2006              $ 11,903                     $ 14,823
 4/24/2006              $ 11,883                     $ 14,797
 4/25/2006              $ 11,814                     $ 14,708
 4/26/2006              $ 11,903                     $ 14,822
 4/27/2006              $ 11,944                     $ 14,875
 4/28/2006              $ 11,981                     $ 14,925
 4/29/2006              $ 11,981                     $ 14,925
 4/30/2006              $ 11,981                     $ 14,925
  5/1/2006              $ 11,944                     $ 14,885
  5/2/2006              $ 12,042                     $ 15,011
  5/3/2006              $ 11,997                     $ 14,955
  5/4/2006              $ 12,034                     $ 15,001
  5/5/2006              $ 12,160                     $ 15,162
  5/6/2006              $ 12,160                     $ 15,162
  5/7/2006              $ 12,160                     $ 15,162
  5/8/2006              $ 12,184                     $ 15,196
  5/9/2006              $ 12,184                     $ 15,201
 5/10/2006              $ 12,225                     $ 15,254
 5/11/2006              $ 12,062                     $ 15,049
 5/12/2006              $ 11,895                     $ 14,847
 5/13/2006              $ 11,895                     $ 14,847
 5/14/2006              $ 11,895                     $ 14,847
 5/15/2006              $ 11,895                     $ 14,848
 5/16/2006              $ 11,842                     $ 14,783
 5/17/2006              $ 11,627                     $ 14,517
 5/18/2006              $ 11,558                     $ 14,426
 5/19/2006              $ 11,635                     $ 14,530
 5/20/2006              $ 11,635                     $ 14,530
 5/21/2006              $ 11,635                     $ 14,530
 5/22/2006              $ 11,603                     $ 14,488
 5/23/2006              $ 11,538                     $ 14,408
 5/24/2006              $ 11,538                     $ 14,406
 5/25/2006              $ 11,708                     $ 14,622
 5/26/2006              $ 11,814                     $ 14,761
 5/27/2006              $ 11,814                     $ 14,761
 5/28/2006              $ 11,814                     $ 14,761
 5/29/2006              $ 11,814                     $ 14,761
 5/30/2006              $ 11,615                     $ 14,511
 5/31/2006              $ 11,757                     $ 14,689
  6/1/2006              $ 11,924                     $ 14,898
  6/2/2006              $ 11,928                     $ 14,906
  6/3/2006              $ 11,928                     $ 14,906
  6/4/2006              $ 11,928                     $ 14,906
  6/5/2006              $ 11,716                     $ 14,642
  6/6/2006              $ 11,676                     $ 14,592
  6/7/2006              $ 11,607                     $ 14,509
  6/8/2006              $ 11,635                     $ 14,544
  6/9/2006              $ 11,619                     $ 14,528
 6/10/2006              $ 11,619                     $ 14,528
 6/11/2006              $ 11,619                     $ 14,528
 6/12/2006              $ 11,481                     $ 14,352
 6/13/2006              $ 11,330                     $ 14,165
 6/14/2006              $ 11,359                     $ 14,202
 6/15/2006              $ 11,623                     $ 14,555
 6/16/2006              $ 11,566                     $ 14,484
 6/17/2006              $ 11,566                     $ 14,484
 6/18/2006              $ 11,566                     $ 14,484
 6/19/2006              $ 11,460                     $ 14,349
 6/20/2006              $ 11,456                     $ 14,350
 6/21/2006              $ 11,570                     $ 14,491
 6/22/2006              $ 11,546                     $ 14,461
 6/23/2006              $ 11,554                     $ 14,474
 6/24/2006              $ 11,554                     $ 14,474
 6/25/2006              $ 11,554                     $ 14,474
 6/26/2006              $ 11,627                     $ 14,569
 6/27/2006              $ 11,505                     $ 14,418
 6/28/2006              $ 11,574                     $ 14,502
 6/29/2006              $ 11,806                     $ 14,797
 6/30/2006              $ 11,834                     $ 14,840
  7/1/2006              $ 11,834                     $ 14,840
  7/2/2006              $ 11,834                     $ 14,840
  7/3/2006              $ 11,895                     $ 14,917
  7/4/2006              $ 11,895                     $ 14,917
  7/5/2006              $ 11,786                     $ 14,779
  7/6/2006              $ 11,794                     $ 14,797
  7/7/2006              $ 11,749                     $ 14,743
  7/8/2006              $ 11,749                     $ 14,743
  7/9/2006              $ 11,749                     $ 14,743
 7/10/2006              $ 11,802                     $ 14,811
 7/11/2006              $ 11,830                     $ 14,846
 7/12/2006              $ 11,712                     $ 14,702
 7/13/2006              $ 11,525                     $ 14,466
 7/14/2006              $ 11,460                     $ 14,384
 7/15/2006              $ 11,460                     $ 14,384
 7/16/2006              $ 11,460                     $ 14,384
 7/17/2006              $ 11,432                     $ 14,352
 7/18/2006              $ 11,448                     $ 14,372
 7/19/2006              $ 11,627                     $ 14,608
 7/20/2006              $ 11,525                     $ 14,479
 7/21/2006              $ 11,444                     $ 14,378
 7/22/2006              $ 11,444                     $ 14,378
 7/23/2006              $ 11,444                     $ 14,378
 7/24/2006              $ 11,619                     $ 14,601
 7/25/2006              $ 11,720                     $ 14,734
 7/26/2006              $ 11,729                     $ 14,743
 7/27/2006              $ 11,623                     $ 14,616
 7/28/2006              $ 11,749                     $ 14,777
 7/29/2006              $ 11,749                     $ 14,777
 7/30/2006              $ 11,749                     $ 14,777
 7/31/2006              $ 11,741                     $ 14,768
  8/1/2006              $ 11,660                     $ 14,668
  8/2/2006              $ 11,733                     $ 14,756
  8/3/2006              $ 11,798                     $ 14,840
  8/4/2006              $ 11,777                     $ 14,819
  8/5/2006              $ 11,777                     $ 14,819
  8/6/2006              $ 11,777                     $ 14,819
  8/7/2006              $ 11,745                     $ 14,777
  8/8/2006              $ 11,708                     $ 14,731
  8/9/2006              $ 11,627                     $ 14,628
 8/10/2006              $ 11,668                     $ 14,683
 8/11/2006              $ 11,623                     $ 14,624
 8/12/2006              $ 11,623                     $ 14,624
 8/13/2006              $ 11,623                     $ 14,624
 8/14/2006              $ 11,651                     $ 14,664
 8/15/2006              $ 11,810                     $ 14,866
 8/16/2006              $ 11,912                     $ 14,992
 8/17/2006              $ 11,912                     $ 14,993
 8/18/2006              $ 11,924                     $ 15,012
 8/19/2006              $ 11,924                     $ 15,012
 8/20/2006              $ 11,924                     $ 15,012
 8/21/2006              $ 11,859                     $ 14,933
 8/22/2006              $ 11,879                     $ 14,962
 8/23/2006              $ 11,806                     $ 14,870
 8/24/2006              $ 11,802                     $ 14,863
 8/25/2006              $ 11,794                     $ 14,856
 8/26/2006              $ 11,794                     $ 14,856
 8/27/2006              $ 11,794                     $ 14,856
 8/28/2006              $ 11,863                     $ 14,949
 8/29/2006              $ 11,895                     $ 14,991
 8/30/2006              $ 11,871                     $ 14,962
 8/31/2006              $ 11,920                     $ 15,023
  9/1/2006              $ 11,973                     $ 15,094
  9/2/2006              $ 11,973                     $ 15,094
  9/3/2006              $ 11,973                     $ 15,094
  9/4/2006              $ 11,973                     $ 15,094
  9/5/2006              $ 11,993                     $ 15,122
  9/6/2006              $ 11,903                     $ 15,006
  9/7/2006              $ 11,855                     $ 14,947
  9/8/2006              $ 11,920                     $ 15,033
  9/9/2006              $ 11,920                     $ 15,033
 9/10/2006              $ 11,920                     $ 15,033
 9/11/2006              $ 11,899                     $ 15,010
 9/12/2006              $ 12,038                     $ 15,186
 9/13/2006              $ 12,103                     $ 15,267
 9/14/2006              $ 12,058                     $ 15,211
 9/15/2006              $ 12,038                     $ 15,189
 9/16/2006              $ 12,038                     $ 15,189
 9/17/2006              $ 12,038                     $ 15,189
 9/18/2006              $ 12,021                     $ 15,172
 9/19/2006              $ 12,001                     $ 15,143
 9/20/2006              $ 12,058                     $ 15,218
 9/21/2006              $ 11,956                     $ 15,093
 9/22/2006              $ 11,924                     $ 15,054
 9/23/2006              $ 11,924                     $ 15,054
 9/24/2006              $ 11,924                     $ 15,054
 9/25/2006              $ 12,042                     $ 15,208
 9/26/2006              $ 12,135                     $ 15,325
 9/27/2006              $ 12,151                     $ 15,346
 9/28/2006              $ 12,168                     $ 15,369
 9/29/2006              $ 12,107                     $ 15,296
 9/30/2006              $ 12,107                     $ 15,296
 10/1/2006              $ 12,107                     $ 15,296
 10/2/2006              $ 12,111                     $ 15,303
 10/3/2006              $ 12,143                     $ 15,343
 10/4/2006              $ 12,261                     $ 15,498
 10/5/2006              $ 12,261                     $ 15,498
 10/6/2006              $ 12,184                     $ 15,402
 10/7/2006              $ 12,184                     $ 15,402
 10/8/2006              $ 12,184                     $ 15,402
 10/9/2006              $ 12,225                     $ 15,457
10/10/2006              $ 12,286                     $ 15,532
10/11/2006              $ 12,302                     $ 15,559
10/12/2006              $ 12,424                     $ 15,713
10/13/2006              $ 12,469                     $ 15,772
10/14/2006              $ 12,469                     $ 15,772
10/15/2006              $ 12,469                     $ 15,772
10/16/2006              $ 12,517                     $ 15,835
10/17/2006              $ 12,473                     $ 15,778
10/18/2006              $ 12,485                     $ 15,795
10/19/2006              $ 12,481                     $ 15,794
10/20/2006              $ 12,469                     $ 15,783
10/21/2006              $ 12,469                     $ 15,783
10/22/2006              $ 12,469                     $ 15,783
10/23/2006              $ 12,554                     $ 15,889
10/24/2006              $ 12,599                     $ 15,947
10/25/2006              $ 12,611                     $ 15,965
10/26/2006              $ 12,668                     $ 16,039
10/27/2006              $ 12,562                     $ 15,905
10/28/2006              $ 12,562                     $ 15,905
10/29/2006              $ 12,562                     $ 15,905
10/30/2006              $ 12,590                     $ 15,945
10/31/2006              $ 12,546                     $ 15,890
 11/1/2006              $ 12,489                     $ 15,818
 11/2/2006              $ 12,469                     $ 15,792
 11/3/2006              $ 12,395                     $ 15,703
 11/4/2006              $ 12,395                     $ 15,703
 11/5/2006              $ 12,395                     $ 15,703
 11/6/2006              $ 12,525                     $ 15,871
 11/7/2006              $ 12,538                     $ 15,888
 11/8/2006              $ 12,586                     $ 15,950
 11/9/2006              $ 12,542                     $ 15,893
11/10/2006              $ 12,603                     $ 15,972
11/11/2006              $ 12,603                     $ 15,972
11/12/2006              $ 12,603                     $ 15,972
11/13/2006              $ 12,631                     $ 16,013
11/14/2006              $ 12,733                     $ 16,145
11/15/2006              $ 12,741                     $ 16,159
11/16/2006              $ 12,782                     $ 16,208
11/17/2006              $ 12,757                     $ 16,179
11/18/2006              $ 12,757                     $ 16,179
11/19/2006              $ 12,757                     $ 16,179
11/20/2006              $ 12,757                     $ 16,179
11/21/2006              $ 12,782                     $ 16,214
11/22/2006              $ 12,798                     $ 16,237
11/23/2006              $ 12,798                     $ 16,237
11/24/2006              $ 12,782                     $ 16,220
11/25/2006              $ 12,782                     $ 16,220
11/26/2006              $ 12,782                     $ 16,220
11/27/2006              $ 12,607                     $ 15,995
11/28/2006              $ 12,627                     $ 16,021
11/29/2006              $ 12,786                     $ 16,224
11/30/2006              $ 12,818                     $ 16,269
 12/1/2006              $ 12,773                     $ 16,215
 12/2/2006              $ 12,773                     $ 16,215
 12/3/2006              $ 12,773                     $ 16,215
 12/4/2006              $ 12,928                     $ 16,414
 12/5/2006              $ 12,964                     $ 16,462
 12/6/2006              $ 12,947                     $ 16,439
 12/7/2006              $ 12,897                     $ 16,374
 12/8/2006              $ 12,914                     $ 16,401
 12/9/2006              $ 12,914                     $ 16,401
12/10/2006              $ 12,914                     $ 16,401
12/11/2006              $ 12,951                     $ 16,450
12/12/2006              $ 12,939                     $ 16,437
12/13/2006              $ 12,947                     $ 16,444
12/14/2006              $ 13,054                     $ 16,582
12/15/2006              $ 13,041                     $ 16,570
12/16/2006              $ 13,041                     $ 16,570
12/17/2006              $ 13,041                     $ 16,570
12/18/2006              $ 12,976                     $ 16,496
12/19/2006              $ 12,988                     $ 16,515
12/20/2006              $ 13,008                     $ 16,544
12/21/2006              $ 12,967                     $ 16,490
12/22/2006              $ 12,934                     $ 16,449
12/23/2006              $ 12,934                     $ 16,449
12/24/2006              $ 12,934                     $ 16,449
12/25/2006              $ 12,934                     $ 16,449
12/26/2006              $ 13,004                     $ 16,544
12/27/2006              $ 13,107                     $ 16,673
12/28/2006              $ 13,070                     $ 16,627
12/29/2006              $ 13,013                     $ 16,559
12/30/2006              $ 13,013                     $ 16,559
12/31/2006              $ 13,013                     $ 16,559
  1/1/2007              $ 13,013                     $ 16,559
  1/2/2007              $ 13,013                     $ 16,559
  1/3/2007              $ 13,041                     $ 16,594
  1/4/2007              $ 13,021                     $ 16,570
  1/5/2007              $ 12,897                     $ 16,416
  1/6/2007              $ 12,897                     $ 16,416
  1/7/2007              $ 12,897                     $ 16,416
  1/8/2007              $ 12,922                     $ 16,447
  1/9/2007              $ 12,906                     $ 16,429
 1/10/2007              $ 12,910                     $ 16,435
 1/11/2007              $ 12,971                     $ 16,516
 1/12/2007              $ 12,984                     $ 16,535
 1/13/2007              $ 12,984                     $ 16,535
 1/14/2007              $ 12,984                     $ 16,535
 1/15/2007              $ 12,984                     $ 16,535
 1/16/2007              $ 13,000                     $ 16,561
 1/17/2007              $ 12,976                     $ 16,531
 1/18/2007              $ 12,980                     $ 16,536
 1/19/2007              $ 13,054                     $ 16,635
 1/20/2007              $ 13,054                     $ 16,635
 1/21/2007              $ 13,054                     $ 16,635
 1/22/2007              $ 13,017                     $ 16,591
 1/23/2007              $ 13,082                     $ 16,676
 1/24/2007              $ 13,185                     $ 16,809
 1/25/2007              $ 13,103                     $ 16,702
 1/26/2007              $ 13,140                     $ 16,753
 1/27/2007              $ 13,140                     $ 16,753
 1/28/2007              $ 13,140                     $ 16,753
 1/29/2007              $ 13,136                     $ 16,751
 1/30/2007              $ 13,202                     $ 16,837
 1/31/2007              $ 13,272                     $ 16,927
  2/1/2007              $ 13,366                     $ 17,049
  2/2/2007              $ 13,403                     $ 17,097
  2/3/2007              $ 13,403                     $ 17,097
  2/4/2007              $ 13,403                     $ 17,097
  2/5/2007              $ 13,416                     $ 17,116
  2/6/2007              $ 13,481                     $ 17,201
  2/7/2007              $ 13,514                     $ 17,247
  2/8/2007              $ 13,523                     $ 17,259
  2/9/2007              $ 13,465                     $ 17,188
 2/10/2007              $ 13,465                     $ 17,188
 2/11/2007              $ 13,465                     $ 17,188
 2/12/2007              $ 13,432                     $ 17,147
 2/13/2007              $ 13,576                     $ 17,331
 2/14/2007              $ 13,650                     $ 17,426
 2/15/2007              $ 13,675                     $ 17,460
 2/16/2007              $ 13,691                     $ 17,482
 2/17/2007              $ 13,691                     $ 17,482
 2/18/2007              $ 13,691                     $ 17,482
 2/19/2007              $ 13,691                     $ 17,482
 2/20/2007              $ 13,745                     $ 17,554
 2/21/2007              $ 13,728                     $ 17,537
 2/22/2007              $ 13,699                     $ 17,501
 2/23/2007              $ 13,675                     $ 17,473
 2/24/2007              $ 13,675                     $ 17,473
 2/25/2007              $ 13,675                     $ 17,473
 2/26/2007              $ 13,716                     $ 17,524
 2/27/2007              $ 13,255                     $ 16,932
 2/28/2007              $ 13,313                     $ 17,007
  3/1/2007              $ 13,280                     $ 16,965
  3/2/2007              $ 13,099                     $ 16,739
  3/3/2007              $ 13,099                     $ 16,739
  3/4/2007              $ 13,099                     $ 16,739
  3/5/2007              $ 12,930                     $ 16,526
  3/6/2007              $ 13,119                     $ 16,768
  3/7/2007              $ 13,082                     $ 16,722
  3/8/2007              $ 13,194                     $ 16,867
  3/9/2007              $ 13,222                     $ 16,910
 3/10/2007              $ 13,222                     $ 16,910
 3/11/2007              $ 13,222                     $ 16,910
 3/12/2007              $ 13,251                     $ 16,945
 3/13/2007              $ 12,996                     $ 16,619
 3/14/2007              $ 13,045                     $ 16,686
 3/15/2007              $ 13,132                     $ 16,797
 3/16/2007              $ 13,074                     $ 16,723
 3/17/2007              $ 13,074                     $ 16,723
 3/18/2007              $ 13,074                     $ 16,723
 3/19/2007              $ 13,214                     $ 16,902
 3/20/2007              $ 13,325                     $ 17,047
 3/21/2007              $ 13,518                     $ 17,298
 3/22/2007              $ 13,502                     $ 17,277
 3/23/2007              $ 13,551                     $ 17,342
 3/24/2007              $ 13,551                     $ 17,342
 3/25/2007              $ 13,551                     $ 17,342
 3/26/2007              $ 13,564                     $ 17,362
 3/27/2007              $ 13,506                     $ 17,289
 3/28/2007              $ 13,420                     $ 17,183
 3/29/2007              $ 13,453                     $ 17,224
 3/30/2007              $ 13,440                     $ 17,211
 3/31/2007              $ 13,440                     $ 17,211

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  LARGE-CAP VALUE FUND        S&P 500/CITIGROUP PURE
   DATE                  H-CLASS                   VALUE INDEX
 2/20/2004              $ 10,000                     $ 10,000
 2/21/2004              $ 10,000                     $ 10,000
 2/22/2004              $ 10,000                     $ 10,000
 2/23/2004              $  9,976                     $  9,959
 2/24/2004              $  9,952                     $  9,918
 2/25/2004              $ 10,008                     $  9,997
 2/26/2004              $ 10,040                     $ 10,045
 2/27/2004              $ 10,052                     $ 10,131
 2/28/2004              $ 10,052                     $ 10,131
 2/29/2004              $ 10,052                     $ 10,131
  3/1/2004              $ 10,140                     $ 10,303
  3/2/2004              $ 10,108                     $ 10,264
  3/3/2004              $ 10,132                     $ 10,281
  3/4/2004              $ 10,160                     $ 10,294
  3/5/2004              $ 10,196                     $ 10,333
  3/6/2004              $ 10,196                     $ 10,333
  3/7/2004              $ 10,196                     $ 10,333
  3/8/2004              $ 10,136                     $ 10,253
  3/9/2004              $ 10,064                     $ 10,152
 3/10/2004              $  9,900                     $  9,947
 3/11/2004              $  9,756                     $  9,800
 3/12/2004              $  9,888                     $  9,938
 3/13/2004              $  9,888                     $  9,938
 3/14/2004              $  9,888                     $  9,938
 3/15/2004              $  9,748                     $  9,785
 3/16/2004              $  9,808                     $  9,829
 3/17/2004              $  9,948                     $ 10,008
 3/18/2004              $  9,952                     $ 10,005
 3/19/2004              $  9,848                     $  9,944
 3/20/2004              $  9,848                     $  9,944
 3/21/2004              $  9,848                     $  9,944
 3/22/2004              $  9,712                     $  9,793
 3/23/2004              $  9,688                     $  9,812
 3/24/2004              $  9,632                     $  9,751
 3/25/2004              $  9,764                     $  9,890
 3/26/2004              $  9,772                     $  9,916
 3/27/2004              $  9,772                     $  9,916
 3/28/2004              $  9,772                     $  9,916
 3/29/2004              $  9,888                     $ 10,047
 3/30/2004              $  9,944                     $ 10,155
 3/31/2004              $  9,948                     $ 10,191
  4/1/2004              $ 10,000                     $ 10,197
  4/2/2004              $ 10,040                     $ 10,271
  4/3/2004              $ 10,040                     $ 10,271
  4/4/2004              $ 10,040                     $ 10,271
  4/5/2004              $ 10,116                     $ 10,341
  4/6/2004              $ 10,112                     $ 10,368
  4/7/2004              $ 10,044                     $ 10,298
  4/8/2004              $ 10,032                     $ 10,270
  4/9/2004              $ 10,032                     $ 10,270
 4/10/2004              $ 10,032                     $ 10,270
 4/11/2004              $ 10,032                     $ 10,270
 4/12/2004              $ 10,084                     $ 10,292
 4/13/2004              $  9,916                     $ 10,111
 4/14/2004              $  9,868                     $ 10,065
 4/15/2004              $  9,852                     $ 10,126
 4/16/2004              $  9,916                     $ 10,223
 4/17/2004              $  9,916                     $ 10,223
 4/18/2004              $  9,916                     $ 10,223
 4/19/2004              $  9,904                     $ 10,231
 4/20/2004              $  9,760                     $ 10,107
 4/21/2004              $  9,816                     $ 10,160
 4/22/2004              $  9,972                     $ 10,369
 4/23/2004              $  9,944                     $ 10,339
 4/24/2004              $  9,944                     $ 10,339
 4/25/2004              $  9,944                     $ 10,339
 4/26/2004              $  9,912                     $ 10,305
 4/27/2004              $  9,944                     $ 10,330
 4/28/2004              $  9,808                     $ 10,166
 4/29/2004              $  9,728                     $ 10,007
 4/30/2004              $  9,676                     $  9,978
  5/1/2004              $  9,676                     $  9,978
  5/2/2004              $  9,676                     $  9,978
  5/3/2004              $  9,764                     $ 10,043
  5/4/2004              $  9,788                     $ 10,091
  5/5/2004              $  9,804                     $ 10,086
  5/6/2004              $  9,716                     $  9,964
  5/7/2004              $  9,524                     $  9,695
  5/8/2004              $  9,524                     $  9,695
  5/9/2004              $  9,524                     $  9,695
 5/10/2004              $  9,384                     $  9,558
 5/11/2004              $  9,460                     $  9,635
 5/12/2004              $  9,516                     $  9,630
 5/13/2004              $  9,516                     $  9,666
 5/14/2004              $  9,536                     $  9,699
 5/15/2004              $  9,536                     $  9,699
 5/16/2004              $  9,536                     $  9,699
 5/17/2004              $  9,416                     $  9,570
 5/18/2004              $  9,488                     $  9,698
 5/19/2004              $  9,480                     $  9,663
 5/20/2004              $  9,488                     $  9,670
 5/21/2004              $  9,528                     $  9,721
 5/22/2004              $  9,528                     $  9,721
 5/23/2004              $  9,528                     $  9,721
 5/24/2004              $  9,572                     $  9,787
 5/25/2004              $  9,728                     $  9,989
 5/26/2004              $  9,736                     $ 10,027
 5/27/2004              $  9,768                     $ 10,090
 5/28/2004              $  9,768                     $ 10,092
 5/29/2004              $  9,768                     $ 10,092
 5/30/2004              $  9,768                     $ 10,092
 5/31/2004              $  9,768                     $ 10,092
  6/1/2004              $  9,772                     $ 10,119
  6/2/2004              $  9,812                     $ 10,171
  6/3/2004              $  9,732                     $ 10,072
  6/4/2004              $  9,784                     $ 10,134
  6/5/2004              $  9,784                     $ 10,134
  6/6/2004              $  9,784                     $ 10,134
  6/7/2004              $  9,940                     $ 10,325
  6/8/2004              $  9,940                     $ 10,335
  6/9/2004              $  9,848                     $ 10,234
 6/10/2004              $  9,904                     $ 10,326
 6/11/2004              $  9,904                     $ 10,326
 6/12/2004              $  9,904                     $ 10,326
 6/13/2004              $  9,904                     $ 10,326
 6/14/2004              $  9,788                     $ 10,196
 6/15/2004              $  9,844                     $ 10,320
 6/16/2004              $  9,872                     $ 10,353
 6/17/2004              $  9,876                     $ 10,401
 6/18/2004              $  9,908                     $ 10,475
 6/19/2004              $  9,908                     $ 10,475
 6/20/2004              $  9,908                     $ 10,475
 6/21/2004              $  9,868                     $ 10,468
 6/22/2004              $  9,900                     $ 10,539
 6/23/2004              $  9,984                     $ 10,693
 6/24/2004              $  9,964                     $ 10,649
 6/25/2004              $  9,928                     $ 10,635
 6/26/2004              $  9,928                     $ 10,635
 6/27/2004              $  9,928                     $ 10,635
 6/28/2004              $  9,908                     $ 10,626
 6/29/2004              $  9,920                     $ 10,644
 6/30/2004              $  9,968                     $ 10,711
  7/1/2004              $  9,880                     $ 10,588
  7/2/2004              $  9,864                     $ 10,573
  7/3/2004              $  9,864                     $ 10,573
  7/4/2004              $  9,864                     $ 10,573
  7/5/2004              $  9,864                     $ 10,573
  7/6/2004              $  9,788                     $ 10,525
  7/7/2004              $  9,812                     $ 10,539
  7/8/2004              $  9,728                     $ 10,422
  7/9/2004              $  9,756                     $ 10,473
 7/10/2004              $  9,756                     $ 10,473
 7/11/2004              $  9,756                     $ 10,473
 7/12/2004              $  9,780                     $ 10,497
 7/13/2004              $  9,784                     $ 10,509
 7/14/2004              $  9,764                     $ 10,519
 7/15/2004              $  9,724                     $ 10,513
 7/16/2004              $  9,700                     $ 10,522
 7/17/2004              $  9,700                     $ 10,522
 7/18/2004              $  9,700                     $ 10,522
 7/19/2004              $  9,712                     $ 10,542
 7/20/2004              $  9,772                     $ 10,567
 7/21/2004              $  9,648                     $ 10,415
 7/22/2004              $  9,664                     $ 10,360
 7/23/2004              $  9,616                     $ 10,319
 7/24/2004              $  9,616                     $ 10,319
 7/25/2004              $  9,616                     $ 10,319
 7/26/2004              $  9,604                     $ 10,282
 7/27/2004              $  9,696                     $ 10,373
 7/28/2004              $  9,712                     $ 10,426
 7/29/2004              $  9,768                     $ 10,499
 7/30/2004              $  9,768                     $ 10,532
 7/31/2004              $  9,768                     $ 10,532
  8/1/2004              $  9,768                     $ 10,532
  8/2/2004              $  9,812                     $ 10,565
  8/3/2004              $  9,776                     $ 10,505
  8/4/2004              $  9,752                     $ 10,476
  8/5/2004              $  9,608                     $ 10,293
  8/6/2004              $  9,472                     $ 10,148
  8/7/2004              $  9,472                     $ 10,148
  8/8/2004              $  9,472                     $ 10,148
  8/9/2004              $  9,488                     $ 10,178
 8/10/2004              $  9,600                     $ 10,304
 8/11/2004              $  9,580                     $ 10,274
 8/12/2004              $  9,460                     $ 10,165
 8/13/2004              $  9,464                     $ 10,147
 8/14/2004              $  9,464                     $ 10,147
 8/15/2004              $  9,464                     $ 10,147
 8/16/2004              $  9,612                     $ 10,317
 8/17/2004              $  9,628                     $ 10,330
 8/18/2004              $  9,740                     $ 10,452
 8/19/2004              $  9,716                     $ 10,395
 8/20/2004              $  9,792                     $ 10,455
 8/21/2004              $  9,792                     $ 10,455
 8/22/2004              $  9,792                     $ 10,455
 8/23/2004              $  9,756                     $ 10,404
 8/24/2004              $  9,760                     $ 10,417
 8/25/2004              $  9,836                     $ 10,487
 8/26/2004              $  9,844                     $ 10,507
 8/27/2004              $  9,868                     $ 10,530
 8/28/2004              $  9,868                     $ 10,530
 8/29/2004              $  9,868                     $ 10,530
 8/30/2004              $  9,804                     $ 10,474
 8/31/2004              $  9,864                     $ 10,534
  9/1/2004              $  9,872                     $ 10,557
  9/2/2004              $  9,972                     $ 10,679
  9/3/2004              $  9,952                     $ 10,657
  9/4/2004              $  9,952                     $ 10,657
  9/5/2004              $  9,952                     $ 10,657
  9/6/2004              $  9,952                     $ 10,657
  9/7/2004              $ 10,028                     $ 10,762
  9/8/2004              $  9,968                     $ 10,669
  9/9/2004              $  9,988                     $ 10,698
 9/10/2004              $ 10,024                     $ 10,696
 9/11/2004              $ 10,024                     $ 10,696
 9/12/2004              $ 10,024                     $ 10,696
 9/13/2004              $ 10,036                     $ 10,730
 9/14/2004              $ 10,052                     $ 10,708
 9/15/2004              $  9,988                     $ 10,656
 9/16/2004              $ 10,052                     $ 10,734
 9/17/2004              $ 10,088                     $ 10,778
 9/18/2004              $ 10,088                     $ 10,778
 9/19/2004              $ 10,088                     $ 10,778
 9/20/2004              $ 10,036                     $ 10,741
 9/21/2004              $ 10,124                     $ 10,831
 9/22/2004              $ 10,000                     $ 10,726
 9/23/2004              $  9,936                     $ 10,659
 9/24/2004              $  9,980                     $ 10,680
 9/25/2004              $  9,980                     $ 10,680
 9/26/2004              $  9,980                     $ 10,680
 9/27/2004              $  9,924                     $ 10,615
 9/28/2004              $  9,980                     $ 10,718
 9/29/2004              $  9,996                     $ 10,716
 9/30/2004              $ 10,032                     $ 10,814
 10/1/2004              $ 10,176                     $ 10,946
 10/2/2004              $ 10,176                     $ 10,946
 10/3/2004              $ 10,176                     $ 10,946
 10/4/2004              $ 10,212                     $ 10,988
 10/5/2004              $ 10,200                     $ 10,987
 10/6/2004              $ 10,284                     $ 11,074
 10/7/2004              $ 10,216                     $ 10,967
 10/8/2004              $ 10,164                     $ 10,921
 10/9/2004              $ 10,164                     $ 10,921
10/10/2004              $ 10,164                     $ 10,921
10/11/2004              $ 10,176                     $ 10,902
10/12/2004              $ 10,152                     $ 10,874
10/13/2004              $ 10,056                     $ 10,712
10/14/2004              $  9,940                     $ 10,635
10/15/2004              $  9,988                     $ 10,669
10/16/2004              $  9,988                     $ 10,669
10/17/2004              $  9,988                     $ 10,669
10/18/2004              $ 10,008                     $ 10,643
10/19/2004              $  9,888                     $ 10,487
10/20/2004              $  9,880                     $ 10,540
10/21/2004              $  9,896                     $ 10,570
10/22/2004              $  9,828                     $ 10,536
10/23/2004              $  9,828                     $ 10,536
10/24/2004              $  9,828                     $ 10,536
10/25/2004              $  9,844                     $ 10,573
10/26/2004              $ 10,012                     $ 10,764
10/27/2004              $ 10,096                     $ 10,812
10/28/2004              $ 10,120                     $ 10,832
10/29/2004              $ 10,164                     $ 10,906
10/30/2004              $ 10,164                     $ 10,906
10/31/2004              $ 10,164                     $ 10,906
 11/1/2004              $ 10,180                     $ 10,943
 11/2/2004              $ 10,172                     $ 10,902
 11/3/2004              $ 10,276                     $ 11,050
 11/4/2004              $ 10,464                     $ 11,286
 11/5/2004              $ 10,488                     $ 11,379
 11/6/2004              $ 10,488                     $ 11,379
 11/7/2004              $ 10,488                     $ 11,379
 11/8/2004              $ 10,464                     $ 11,374
 11/9/2004              $ 10,456                     $ 11,394
11/10/2004              $ 10,468                     $ 11,415
11/11/2004              $ 10,556                     $ 11,530
11/12/2004              $ 10,660                     $ 11,659
11/13/2004              $ 10,660                     $ 11,659
11/14/2004              $ 10,660                     $ 11,659
11/15/2004              $ 10,632                     $ 11,640
11/16/2004              $ 10,560                     $ 11,575
11/17/2004              $ 10,616                     $ 11,681
11/18/2004              $ 10,628                     $ 11,699
11/19/2004              $ 10,528                     $ 11,630
11/20/2004              $ 10,528                     $ 11,630
11/21/2004              $ 10,528                     $ 11,630
11/22/2004              $ 10,612                     $ 11,759
11/23/2004              $ 10,640                     $ 11,775
11/24/2004              $ 10,688                     $ 11,872
11/25/2004              $ 10,688                     $ 11,872
11/26/2004              $ 10,708                     $ 11,937
11/27/2004              $ 10,708                     $ 11,937
11/28/2004              $ 10,708                     $ 11,937
11/29/2004              $ 10,668                     $ 11,881
11/30/2004              $ 10,636                     $ 11,838
 12/1/2004              $ 10,776                     $ 11,931
 12/2/2004              $ 10,724                     $ 11,830
 12/3/2004              $ 10,720                     $ 11,870
 12/4/2004              $ 10,720                     $ 11,870
 12/5/2004              $ 10,720                     $ 11,870
 12/6/2004              $ 10,728                     $ 11,858
 12/7/2004              $ 10,608                     $ 11,699
 12/8/2004              $ 10,644                     $ 11,704
 12/9/2004              $ 10,700                     $ 11,745
12/10/2004              $ 10,696                     $ 11,757
12/11/2004              $ 10,696                     $ 11,757
12/12/2004              $ 10,696                     $ 11,757
12/13/2004              $ 10,804                     $ 11,901
12/14/2004              $ 10,836                     $ 11,956
12/15/2004              $ 10,868                     $ 12,064
12/16/2004              $ 10,828                     $ 12,012
12/17/2004              $ 10,776                     $ 11,988
12/18/2004              $ 10,776                     $ 11,988
12/19/2004              $ 10,776                     $ 11,988
12/20/2004              $ 10,768                     $ 11,997
12/21/2004              $ 10,876                     $ 12,109
12/22/2004              $ 10,924                     $ 12,121
12/23/2004              $ 10,924                     $ 12,116
12/24/2004              $ 10,924                     $ 12,116
12/25/2004              $ 10,924                     $ 12,116
12/26/2004              $ 10,924                     $ 12,116
12/27/2004              $ 10,888                     $ 12,039
12/28/2004              $ 10,968                     $ 12,138
12/29/2004              $ 10,976                     $ 12,172
12/30/2004              $ 10,976                     $ 12,175
12/31/2004              $ 10,964                     $ 12,161
  1/1/2005              $ 10,964                     $ 12,161
  1/2/2005              $ 10,964                     $ 12,161
  1/3/2005              $ 10,864                     $ 11,978
  1/4/2005              $ 10,736                     $ 11,822
  1/5/2005              $ 10,704                     $ 11,688
  1/6/2005              $ 10,752                     $ 11,755
  1/7/2005              $ 10,716                     $ 11,729
  1/8/2005              $ 10,716                     $ 11,729
  1/9/2005              $ 10,716                     $ 11,729
 1/10/2005              $ 10,740                     $ 11,777
 1/11/2005              $ 10,672                     $ 11,708
 1/12/2005              $ 10,700                     $ 11,750
 1/13/2005              $ 10,623                     $ 11,752
 1/14/2005              $ 10,680                     $ 11,840
 1/15/2005              $ 10,680                     $ 11,840
 1/16/2005              $ 10,680                     $ 11,840
 1/17/2005              $ 10,680                     $ 11,840
 1/18/2005              $ 10,800                     $ 11,934
 1/19/2005              $ 10,692                     $ 11,859
 1/20/2005              $ 10,615                     $ 11,736
 1/21/2005              $ 10,547                     $ 11,688
 1/22/2005              $ 10,547                     $ 11,688
 1/23/2005              $ 10,547                     $ 11,688
 1/24/2005              $ 10,527                     $ 11,655
 1/25/2005              $ 10,543                     $ 11,659
 1/26/2005              $ 10,607                     $ 11,770
 1/27/2005              $ 10,607                     $ 11,814
 1/28/2005              $ 10,579                     $ 11,785
 1/29/2005              $ 10,579                     $ 11,785
 1/30/2005              $ 10,579                     $ 11,785
 1/31/2005              $ 10,688                     $ 11,934
  2/1/2005              $ 10,756                     $ 12,054
  2/2/2005              $ 10,780                     $ 12,136
  2/3/2005              $ 10,760                     $ 12,163
  2/4/2005              $ 10,884                     $ 12,306
  2/5/2005              $ 10,884                     $ 12,306
  2/6/2005              $ 10,884                     $ 12,306
  2/7/2005              $ 10,880                     $ 12,255
  2/8/2005              $ 10,884                     $ 12,269
  2/9/2005              $ 10,812                     $ 12,178
 2/10/2005              $ 10,860                     $ 12,236
 2/11/2005              $ 10,936                     $ 12,330
 2/12/2005              $ 10,936                     $ 12,330
 2/13/2005              $ 10,936                     $ 12,330
 2/14/2005              $ 10,932                     $ 12,355
 2/15/2005              $ 10,964                     $ 12,410
 2/16/2005              $ 10,960                     $ 12,479
 2/17/2005              $ 10,864                     $ 12,383
 2/18/2005              $ 10,852                     $ 12,390
 2/19/2005              $ 10,852                     $ 12,390
 2/20/2005              $ 10,852                     $ 12,390
 2/21/2005              $ 10,852                     $ 12,390
 2/22/2005              $ 10,700                     $ 12,166
 2/23/2005              $ 10,768                     $ 12,256
 2/24/2005              $ 10,836                     $ 12,365
 2/25/2005              $ 10,948                     $ 12,542
 2/26/2005              $ 10,948                     $ 12,542
 2/27/2005              $ 10,948                     $ 12,542
 2/28/2005              $ 10,860                     $ 12,453
  3/1/2005              $ 10,932                     $ 12,504
  3/2/2005              $ 10,924                     $ 12,497
  3/3/2005              $ 10,924                     $ 12,582
  3/4/2005              $ 11,044                     $ 12,747
  3/5/2005              $ 11,044                     $ 12,747
  3/6/2005              $ 11,044                     $ 12,747
  3/7/2005              $ 11,080                     $ 12,775
  3/8/2005              $ 11,028                     $ 12,707
  3/9/2005              $ 10,900                     $ 12,551
 3/10/2005              $ 10,916                     $ 12,537
 3/11/2005              $ 10,840                     $ 12,542
 3/12/2005              $ 10,840                     $ 12,542
 3/13/2005              $ 10,840                     $ 12,542
 3/14/2005              $ 10,920                     $ 12,652
 3/15/2005              $ 10,840                     $ 12,560
 3/16/2005              $ 10,752                     $ 12,420
 3/17/2005              $ 10,772                     $ 12,497
 3/18/2005              $ 10,752                     $ 12,461
 3/19/2005              $ 10,752                     $ 12,461
 3/20/2005              $ 10,752                     $ 12,461
 3/21/2005              $ 10,688                     $ 12,435
 3/22/2005              $ 10,551                     $ 12,284
 3/23/2005              $ 10,547                     $ 12,236
 3/24/2005              $ 10,539                     $ 12,259
 3/25/2005              $ 10,539                     $ 12,259
 3/26/2005              $ 10,539                     $ 12,259
 3/27/2005              $ 10,539                     $ 12,259
 3/28/2005              $ 10,559                     $ 12,203
 3/29/2005              $ 10,487                     $ 12,047
 3/30/2005              $ 10,627                     $ 12,224
 3/31/2005              $ 10,644                     $ 12,340
  4/1/2005              $ 10,579                     $ 12,372
  4/2/2005              $ 10,579                     $ 12,372
  4/3/2005              $ 10,579                     $ 12,372
  4/4/2005              $ 10,603                     $ 12,365
  4/5/2005              $ 10,636                     $ 12,394
  4/6/2005              $ 10,680                     $ 12,449
  4/7/2005              $ 10,732                     $ 12,491
  4/8/2005              $ 10,636                     $ 12,363
  4/9/2005              $ 10,636                     $ 12,363
 4/10/2005              $ 10,636                     $ 12,363
 4/11/2005              $ 10,640                     $ 12,384
 4/12/2005              $ 10,708                     $ 12,405
 4/13/2005              $ 10,567                     $ 12,225
 4/14/2005              $ 10,443                     $ 12,052
 4/15/2005              $ 10,251                     $ 11,751
 4/16/2005              $ 10,251                     $ 11,751
 4/17/2005              $ 10,251                     $ 11,751
 4/18/2005              $ 10,295                     $ 11,848
 4/19/2005              $ 10,371                     $ 11,987
 4/20/2005              $ 10,227                     $ 11,829
 4/21/2005              $ 10,395                     $ 12,052
 4/22/2005              $ 10,339                     $ 12,006
 4/23/2005              $ 10,339                     $ 12,006
 4/24/2005              $ 10,339                     $ 12,006
 4/25/2005              $ 10,435                     $ 12,122
 4/26/2005              $ 10,339                     $ 11,979
 4/27/2005              $ 10,391                     $ 11,971
 4/28/2005              $ 10,287                     $ 11,828
 4/29/2005              $ 10,411                     $ 11,971
 4/30/2005              $ 10,411                     $ 11,971
  5/1/2005              $ 10,411                     $ 11,971
  5/2/2005              $ 10,455                     $ 12,058
  5/3/2005              $ 10,435                     $ 12,020
  5/4/2005              $ 10,595                     $ 12,211
  5/5/2005              $ 10,559                     $ 12,160
  5/6/2005              $ 10,539                     $ 12,188
  5/7/2005              $ 10,539                     $ 12,188
  5/8/2005              $ 10,539                     $ 12,188
  5/9/2005              $ 10,619                     $ 12,312
 5/10/2005              $ 10,495                     $ 12,195
 5/11/2005              $ 10,531                     $ 12,217
 5/12/2005              $ 10,411                     $ 11,984
 5/13/2005              $ 10,343                     $ 11,831
 5/14/2005              $ 10,343                     $ 11,831
 5/15/2005              $ 10,343                     $ 11,831
 5/16/2005              $ 10,451                     $ 11,938
 5/17/2005              $ 10,539                     $ 12,073
 5/18/2005              $ 10,652                     $ 12,214
 5/19/2005              $ 10,700                     $ 12,299
 5/20/2005              $ 10,688                     $ 12,319
 5/21/2005              $ 10,688                     $ 12,319
 5/22/2005              $ 10,688                     $ 12,319
 5/23/2005              $ 10,720                     $ 12,350
 5/24/2005              $ 10,720                     $ 12,356
 5/25/2005              $ 10,684                     $ 12,361
 5/26/2005              $ 10,760                     $ 12,464
 5/27/2005              $ 10,772                     $ 12,523
 5/28/2005              $ 10,772                     $ 12,523
 5/29/2005              $ 10,772                     $ 12,523
 5/30/2005              $ 10,772                     $ 12,523
 5/31/2005              $ 10,720                     $ 12,504
  6/1/2005              $ 10,812                     $ 12,636
  6/2/2005              $ 10,824                     $ 12,654
  6/3/2005              $ 10,772                     $ 12,634
  6/4/2005              $ 10,772                     $ 12,634
  6/5/2005              $ 10,772                     $ 12,634
  6/6/2005              $ 10,784                     $ 12,668
  6/7/2005              $ 10,772                     $ 12,677
  6/8/2005              $ 10,768                     $ 12,700
  6/9/2005              $ 10,820                     $ 12,768
 6/10/2005              $ 10,820                     $ 12,801
 6/11/2005              $ 10,820                     $ 12,801
 6/12/2005              $ 10,820                     $ 12,801
 6/13/2005              $ 10,852                     $ 12,865
 6/14/2005              $ 10,892                     $ 12,956
 6/15/2005              $ 10,920                     $ 12,985
 6/16/2005              $ 10,968                     $ 13,039
 6/17/2005              $ 11,036                     $ 13,141
 6/18/2005              $ 11,036                     $ 13,141
 6/19/2005              $ 11,036                     $ 13,141
 6/20/2005              $ 11,032                     $ 13,133
 6/21/2005              $ 11,020                     $ 13,101
 6/22/2005              $ 11,032                     $ 13,120
 6/23/2005              $ 10,928                     $ 13,018
 6/24/2005              $ 10,856                     $ 12,927
 6/25/2005              $ 10,856                     $ 12,927
 6/26/2005              $ 10,856                     $ 12,927
 6/27/2005              $ 10,836                     $ 12,950
 6/28/2005              $ 10,916                     $ 13,069
 6/29/2005              $ 10,924                     $ 13,072
 6/30/2005              $ 10,856                     $ 13,029
  7/1/2005              $ 10,888                     $ 13,149
  7/2/2005              $ 10,888                     $ 13,149
  7/3/2005              $ 10,888                     $ 13,149
  7/4/2005              $ 10,888                     $ 13,149
  7/5/2005              $ 10,976                     $ 13,287
  7/6/2005              $ 10,892                     $ 13,172
  7/7/2005              $ 10,920                     $ 13,244
  7/8/2005              $ 11,024                     $ 13,352
  7/9/2005              $ 11,024                     $ 13,352
 7/10/2005              $ 11,024                     $ 13,352
 7/11/2005              $ 11,084                     $ 13,450
 7/12/2005              $ 11,100                     $ 13,472
 7/13/2005              $ 11,116                     $ 13,463
 7/14/2005              $ 11,132                     $ 13,418
 7/15/2005              $ 11,148                     $ 13,414
 7/16/2005              $ 11,148                     $ 13,414
 7/17/2005              $ 11,148                     $ 13,414
 7/18/2005              $ 11,072                     $ 13,388
 7/19/2005              $ 11,124                     $ 13,504
 7/20/2005              $ 11,172                     $ 13,595
 7/21/2005              $ 11,084                     $ 13,444
 7/22/2005              $ 11,160                     $ 13,595
 7/23/2005              $ 11,160                     $ 13,595
 7/24/2005              $ 11,160                     $ 13,595
 7/25/2005              $ 11,120                     $ 13,558
 7/26/2005              $ 11,140                     $ 13,576
 7/27/2005              $ 11,189                     $ 13,666
 7/28/2005              $ 11,253                     $ 13,799
 7/29/2005              $ 11,176                     $ 13,748
 7/30/2005              $ 11,176                     $ 13,748
 7/31/2005              $ 11,176                     $ 13,748
  8/1/2005              $ 11,185                     $ 13,747
  8/2/2005              $ 11,257                     $ 13,869
  8/3/2005              $ 11,269                     $ 13,879
  8/4/2005              $ 11,205                     $ 13,804
  8/5/2005              $ 11,092                     $ 13,608
  8/6/2005              $ 11,092                     $ 13,608
  8/7/2005              $ 11,092                     $ 13,608
  8/8/2005              $ 11,064                     $ 13,534
  8/9/2005              $ 11,136                     $ 13,606
 8/10/2005              $ 11,140                     $ 13,679
 8/11/2005              $ 11,213                     $ 13,761
 8/12/2005              $ 11,152                     $ 13,708
 8/13/2005              $ 11,152                     $ 13,708
 8/14/2005              $ 11,152                     $ 13,708
 8/15/2005              $ 11,189                     $ 13,729
 8/16/2005              $ 11,068                     $ 13,544
 8/17/2005              $ 11,076                     $ 13,489
 8/18/2005              $ 11,052                     $ 13,459
 8/19/2005              $ 11,072                     $ 13,538
 8/20/2005              $ 11,072                     $ 13,538
 8/21/2005              $ 11,072                     $ 13,538
 8/22/2005              $ 11,092                     $ 13,573
 8/23/2005              $ 11,048                     $ 13,546
 8/24/2005              $ 10,972                     $ 13,537
 8/25/2005              $ 10,996                     $ 13,612
 8/26/2005              $ 10,924                     $ 13,520
 8/27/2005              $ 10,924                     $ 13,520
 8/28/2005              $ 10,924                     $ 13,520
 8/29/2005              $ 10,980                     $ 13,609
 8/30/2005              $ 10,956                     $ 13,633
 8/31/2005              $ 11,072                     $ 13,856
  9/1/2005              $ 11,104                     $ 13,975
  9/2/2005              $ 11,068                     $ 13,909
  9/3/2005              $ 11,068                     $ 13,909
  9/4/2005              $ 11,068                     $ 13,909
  9/5/2005              $ 11,068                     $ 13,909
  9/6/2005              $ 11,189                     $ 14,044
  9/7/2005              $ 11,217                     $ 14,105
  9/8/2005              $ 11,168                     $ 14,029
  9/9/2005              $ 11,265                     $ 14,213
 9/10/2005              $ 11,265                     $ 14,213
 9/11/2005              $ 11,265                     $ 14,213
 9/12/2005              $ 11,253                     $ 14,155
 9/13/2005              $ 11,176                     $ 14,053
 9/14/2005              $ 11,160                     $ 14,077
 9/15/2005              $ 11,164                     $ 14,054
 9/16/2005              $ 11,277                     $ 14,139
 9/17/2005              $ 11,277                     $ 14,139
 9/18/2005              $ 11,277                     $ 14,139
 9/19/2005              $ 11,209                     $ 13,982
 9/20/2005              $ 11,108                     $ 13,814
 9/21/2005              $ 10,992                     $ 13,659
 9/22/2005              $ 11,024                     $ 13,679
 9/23/2005              $ 11,032                     $ 13,754
 9/24/2005              $ 11,032                     $ 13,754
 9/25/2005              $ 11,032                     $ 13,754
 9/26/2005              $ 11,048                     $ 13,707
 9/27/2005              $ 11,032                     $ 13,690
 9/28/2005              $ 11,052                     $ 13,736
 9/29/2005              $ 11,164                     $ 13,834
 9/30/2005              $ 11,164                     $ 13,905
 10/1/2005              $ 11,164                     $ 13,905
 10/2/2005              $ 11,164                     $ 13,905
 10/3/2005              $ 11,160                     $ 13,905
 10/4/2005              $ 11,036                     $ 13,759
 10/5/2005              $ 10,868                     $ 13,474
 10/6/2005              $ 10,812                     $ 13,359
 10/7/2005              $ 10,852                     $ 13,387
 10/8/2005              $ 10,852                     $ 13,387
 10/9/2005              $ 10,852                     $ 13,387
10/10/2005              $ 10,756                     $ 13,079
10/11/2005              $ 10,724                     $ 13,000
10/12/2005              $ 10,640                     $ 12,894
10/13/2005              $ 10,607                     $ 12,857
10/14/2005              $ 10,700                     $ 12,970
10/15/2005              $ 10,700                     $ 12,970
10/16/2005              $ 10,700                     $ 12,970
10/17/2005              $ 10,740                     $ 13,082
10/18/2005              $ 10,623                     $ 12,907
10/19/2005              $ 10,772                     $ 13,042
10/20/2005              $ 10,583                     $ 12,884
10/21/2005              $ 10,623                     $ 12,902
10/22/2005              $ 10,623                     $ 12,902
10/23/2005              $ 10,623                     $ 12,902
10/24/2005              $ 10,828                     $ 13,139
10/25/2005              $ 10,812                     $ 13,101
10/26/2005              $ 10,776                     $ 13,070
10/27/2005              $ 10,676                     $ 12,909
10/28/2005              $ 10,868                     $ 13,135
10/29/2005              $ 10,868                     $ 13,135
10/30/2005              $ 10,868                     $ 13,135
10/31/2005              $ 10,948                     $ 13,316
 11/1/2005              $ 10,928                     $ 13,290
 11/2/2005              $ 11,040                     $ 13,438
 11/3/2005              $ 11,060                     $ 13,422
 11/4/2005              $ 11,052                     $ 13,444
 11/5/2005              $ 11,052                     $ 13,444
 11/6/2005              $ 11,052                     $ 13,444
 11/7/2005              $ 11,076                     $ 13,495
 11/8/2005              $ 11,040                     $ 13,386
 11/9/2005              $ 11,068                     $ 13,420
11/10/2005              $ 11,160                     $ 13,501
11/11/2005              $ 11,197                     $ 13,531
11/12/2005              $ 11,197                     $ 13,531
11/13/2005              $ 11,197                     $ 13,531
11/14/2005              $ 11,193                     $ 13,543
11/15/2005              $ 11,124                     $ 13,462
11/16/2005              $ 11,132                     $ 13,480
11/17/2005              $ 11,261                     $ 13,655
11/18/2005              $ 11,309                     $ 13,764
11/19/2005              $ 11,309                     $ 13,764
11/20/2005              $ 11,309                     $ 13,764
11/21/2005              $ 11,361                     $ 13,784
11/22/2005              $ 11,429                     $ 13,816
11/23/2005              $ 11,489                     $ 13,877
11/24/2005              $ 11,489                     $ 13,877
11/25/2005              $ 11,509                     $ 13,891
11/26/2005              $ 11,509                     $ 13,891
11/27/2005              $ 11,509                     $ 13,891
11/28/2005              $ 11,405                     $ 13,793
11/29/2005              $ 11,421                     $ 13,799
11/30/2005              $ 11,329                     $ 13,713
 12/1/2005              $ 11,473                     $ 13,886
 12/2/2005              $ 11,465                     $ 13,880
 12/3/2005              $ 11,465                     $ 13,880
 12/4/2005              $ 11,465                     $ 13,880
 12/5/2005              $ 11,445                     $ 13,835
 12/6/2005              $ 11,461                     $ 13,846
 12/7/2005              $ 11,393                     $ 13,775
 12/8/2005              $ 11,393                     $ 13,776
 12/9/2005              $ 11,433                     $ 13,856
12/10/2005              $ 11,433                     $ 13,856
12/11/2005              $ 11,433                     $ 13,856
12/12/2005              $ 11,433                     $ 13,848
12/13/2005              $ 11,509                     $ 13,925
12/14/2005              $ 11,561                     $ 14,007
12/15/2005              $ 11,525                     $ 13,957
12/16/2005              $ 11,493                     $ 13,951
12/17/2005              $ 11,493                     $ 13,951
12/18/2005              $ 11,493                     $ 13,951
12/19/2005              $ 11,401                     $ 13,831
12/20/2005              $ 11,385                     $ 13,814
12/21/2005              $ 11,433                     $ 13,873
12/22/2005              $ 11,485                     $ 13,936
12/23/2005              $ 11,487                     $ 13,943
12/24/2005              $ 11,487                     $ 13,943
12/25/2005              $ 11,487                     $ 13,943
12/26/2005              $ 11,487                     $ 13,943
12/27/2005              $ 11,409                     $ 13,848
12/28/2005              $ 11,430                     $ 13,872
12/29/2005              $ 11,421                     $ 13,866
12/30/2005              $ 11,361                     $ 13,794
12/31/2005              $ 11,361                     $ 13,794
  1/1/2006              $ 11,361                     $ 13,794
  1/2/2006              $ 11,361                     $ 13,794
  1/3/2006              $ 11,515                     $ 13,978
  1/4/2006              $ 11,600                     $ 14,084
  1/5/2006              $ 11,613                     $ 14,101
  1/6/2006              $ 11,706                     $ 14,216
  1/7/2006              $ 11,706                     $ 14,216
  1/8/2006              $ 11,706                     $ 14,216
  1/9/2006              $ 11,787                     $ 14,320
 1/10/2006              $ 11,783                     $ 14,313
 1/11/2006              $ 11,795                     $ 14,329
 1/12/2006              $ 11,706                     $ 14,222
 1/13/2006              $ 11,702                     $ 14,222
 1/14/2006              $ 11,702                     $ 14,222
 1/15/2006              $ 11,702                     $ 14,222
 1/16/2006              $ 11,702                     $ 14,222
 1/17/2006              $ 11,625                     $ 14,131
 1/18/2006              $ 11,617                     $ 14,117
 1/19/2006              $ 11,653                     $ 14,165
 1/20/2006              $ 11,499                     $ 13,979
 1/21/2006              $ 11,499                     $ 13,979
 1/22/2006              $ 11,499                     $ 13,979
 1/23/2006              $ 11,564                     $ 14,058
 1/24/2006              $ 11,653                     $ 14,167
 1/25/2006              $ 11,645                     $ 14,158
 1/26/2006              $ 11,702                     $ 14,230
 1/27/2006              $ 11,795                     $ 14,347
 1/28/2006              $ 11,795                     $ 14,347
 1/29/2006              $ 11,795                     $ 14,347
 1/30/2006              $ 11,795                     $ 14,346
 1/31/2006              $ 11,743                     $ 14,285
  2/1/2006              $ 11,767                     $ 14,314
  2/2/2006              $ 11,653                     $ 14,178
  2/3/2006              $ 11,568                     $ 14,072
  2/4/2006              $ 11,568                     $ 14,072
  2/5/2006              $ 11,568                     $ 14,072
  2/6/2006              $ 11,617                     $ 14,137
  2/7/2006              $ 11,519                     $ 14,017
  2/8/2006              $ 11,556                     $ 14,066
  2/9/2006              $ 11,539                     $ 14,050
 2/10/2006              $ 11,572                     $ 14,093
 2/11/2006              $ 11,572                     $ 14,093
 2/12/2006              $ 11,572                     $ 14,093
 2/13/2006              $ 11,527                     $ 14,044
 2/14/2006              $ 11,673                     $ 14,220
 2/15/2006              $ 11,698                     $ 14,254
 2/16/2006              $ 11,783                     $ 14,358
 2/17/2006              $ 11,808                     $ 14,392
 2/18/2006              $ 11,808                     $ 14,392
 2/19/2006              $ 11,808                     $ 14,392
 2/20/2006              $ 11,808                     $ 14,392
 2/21/2006              $ 11,795                     $ 14,379
 2/22/2006              $ 11,889                     $ 14,495
 2/23/2006              $ 11,836                     $ 14,430
 2/24/2006              $ 11,799                     $ 14,386
 2/25/2006              $ 11,799                     $ 14,386
 2/26/2006              $ 11,799                     $ 14,386
 2/27/2006              $ 11,828                     $ 14,424
 2/28/2006              $ 11,714                     $ 14,285
  3/1/2006              $ 11,783                     $ 14,376
  3/2/2006              $ 11,730                     $ 14,312
  3/3/2006              $ 11,706                     $ 14,285
  3/4/2006              $ 11,706                     $ 14,285
  3/5/2006              $ 11,706                     $ 14,285
  3/6/2006              $ 11,625                     $ 14,188
  3/7/2006              $ 11,584                     $ 14,141
  3/8/2006              $ 11,596                     $ 14,163
  3/9/2006              $ 11,560                     $ 14,120
 3/10/2006              $ 11,673                     $ 14,264
 3/11/2006              $ 11,673                     $ 14,264
 3/12/2006              $ 11,673                     $ 14,264
 3/13/2006              $ 11,706                     $ 14,304
 3/14/2006              $ 11,844                     $ 14,473
 3/15/2006              $ 11,905                     $ 14,552
 3/16/2006              $ 11,966                     $ 14,627
 3/17/2006              $ 11,991                     $ 14,657
 3/18/2006              $ 11,991                     $ 14,657
 3/19/2006              $ 11,991                     $ 14,657
 3/20/2006              $ 11,942                     $ 14,597
 3/21/2006              $ 11,877                     $ 14,521
 3/22/2006              $ 11,950                     $ 14,612
 3/23/2006              $ 11,934                     $ 14,593
 3/24/2006              $ 11,950                     $ 14,618
 3/25/2006              $ 11,950                     $ 14,618
 3/26/2006              $ 11,950                     $ 14,618
 3/27/2006              $ 11,954                     $ 14,621
 3/28/2006              $ 11,881                     $ 14,533
 3/29/2006              $ 11,970                     $ 14,641
 3/30/2006              $ 11,885                     $ 14,534
 3/31/2006              $ 11,836                     $ 14,477
  4/1/2006              $ 11,836                     $ 14,477
  4/2/2006              $ 11,836                     $ 14,477
  4/3/2006              $ 11,877                     $ 14,532
  4/4/2006              $ 11,962                     $ 14,638
  4/5/2006              $ 12,031                     $ 14,724
  4/6/2006              $ 11,991                     $ 14,675
  4/7/2006              $ 11,860                     $ 14,520
  4/8/2006              $ 11,860                     $ 14,520
  4/9/2006              $ 11,860                     $ 14,520
 4/10/2006              $ 11,844                     $ 14,504
 4/11/2006              $ 11,747                     $ 14,387
 4/12/2006              $ 11,795                     $ 14,450
 4/13/2006              $ 11,795                     $ 14,449
 4/14/2006              $ 11,795                     $ 14,449
 4/15/2006              $ 11,795                     $ 14,449
 4/16/2006              $ 11,795                     $ 14,449
 4/17/2006              $ 11,783                     $ 14,438
 4/18/2006              $ 12,019                     $ 14,726
 4/19/2006              $ 12,056                     $ 14,779
 4/20/2006              $ 12,092                     $ 14,824
 4/21/2006              $ 12,092                     $ 14,823
 4/22/2006              $ 12,092                     $ 14,823
 4/23/2006              $ 12,092                     $ 14,823
 4/24/2006              $ 12,068                     $ 14,797
 4/25/2006              $ 11,995                     $ 14,708
 4/26/2006              $ 12,088                     $ 14,822
 4/27/2006              $ 12,129                     $ 14,875
 4/28/2006              $ 12,169                     $ 14,925
 4/29/2006              $ 12,169                     $ 14,925
 4/30/2006              $ 12,169                     $ 14,925
  5/1/2006              $ 12,133                     $ 14,885
  5/2/2006              $ 12,234                     $ 15,011
  5/3/2006              $ 12,186                     $ 14,955
  5/4/2006              $ 12,222                     $ 15,001
  5/5/2006              $ 12,352                     $ 15,162
  5/6/2006              $ 12,352                     $ 15,162
  5/7/2006              $ 12,352                     $ 15,162
  5/8/2006              $ 12,381                     $ 15,196
  5/9/2006              $ 12,381                     $ 15,201
 5/10/2006              $ 12,421                     $ 15,254
 5/11/2006              $ 12,255                     $ 15,049
 5/12/2006              $ 12,088                     $ 14,847
 5/13/2006              $ 12,088                     $ 14,847
 5/14/2006              $ 12,088                     $ 14,847
 5/15/2006              $ 12,088                     $ 14,848
 5/16/2006              $ 12,035                     $ 14,783
 5/17/2006              $ 11,816                     $ 14,517
 5/18/2006              $ 11,747                     $ 14,426
 5/19/2006              $ 11,828                     $ 14,530
 5/20/2006              $ 11,828                     $ 14,530
 5/21/2006              $ 11,828                     $ 14,530
 5/22/2006              $ 11,795                     $ 14,488
 5/23/2006              $ 11,730                     $ 14,408
 5/24/2006              $ 11,726                     $ 14,406
 5/25/2006              $ 11,901                     $ 14,622
 5/26/2006              $ 12,011                     $ 14,761
 5/27/2006              $ 12,011                     $ 14,761
 5/28/2006              $ 12,011                     $ 14,761
 5/29/2006              $ 12,011                     $ 14,761
 5/30/2006              $ 11,808                     $ 14,511
 5/31/2006              $ 11,950                     $ 14,689
  6/1/2006              $ 12,121                     $ 14,898
  6/2/2006              $ 12,125                     $ 14,906
  6/3/2006              $ 12,125                     $ 14,906
  6/4/2006              $ 12,125                     $ 14,906
  6/5/2006              $ 11,909                     $ 14,642
  6/6/2006              $ 11,869                     $ 14,592
  6/7/2006              $ 11,804                     $ 14,509
  6/8/2006              $ 11,828                     $ 14,544
  6/9/2006              $ 11,816                     $ 14,528
 6/10/2006              $ 11,816                     $ 14,528
 6/11/2006              $ 11,816                     $ 14,528
 6/12/2006              $ 11,673                     $ 14,352
 6/13/2006              $ 11,519                     $ 14,165
 6/14/2006              $ 11,547                     $ 14,202
 6/15/2006              $ 11,824                     $ 14,555
 6/16/2006              $ 11,763                     $ 14,484
 6/17/2006              $ 11,763                     $ 14,484
 6/18/2006              $ 11,763                     $ 14,484
 6/19/2006              $ 11,653                     $ 14,349
 6/20/2006              $ 11,653                     $ 14,350
 6/21/2006              $ 11,767                     $ 14,491
 6/22/2006              $ 11,743                     $ 14,461
 6/23/2006              $ 11,751                     $ 14,474
 6/24/2006              $ 11,751                     $ 14,474
 6/25/2006              $ 11,751                     $ 14,474
 6/26/2006              $ 11,828                     $ 14,569
 6/27/2006              $ 11,706                     $ 14,418
 6/28/2006              $ 11,771                     $ 14,502
 6/29/2006              $ 12,011                     $ 14,797
 6/30/2006              $ 12,043                     $ 14,840
  7/1/2006              $ 12,043                     $ 14,840
  7/2/2006              $ 12,043                     $ 14,840
  7/3/2006              $ 12,104                     $ 14,917
  7/4/2006              $ 12,104                     $ 14,917
  7/5/2006              $ 11,991                     $ 14,779
  7/6/2006              $ 12,007                     $ 14,797
  7/7/2006              $ 11,958                     $ 14,743
  7/8/2006              $ 11,958                     $ 14,743
  7/9/2006              $ 11,958                     $ 14,743
 7/10/2006              $ 12,015                     $ 14,811
 7/11/2006              $ 12,043                     $ 14,846
 7/12/2006              $ 11,925                     $ 14,702
 7/13/2006              $ 11,734                     $ 14,466
 7/14/2006              $ 11,665                     $ 14,384
 7/15/2006              $ 11,665                     $ 14,384
 7/16/2006              $ 11,665                     $ 14,384
 7/17/2006              $ 11,641                     $ 14,352
 7/18/2006              $ 11,657                     $ 14,372
 7/19/2006              $ 11,840                     $ 14,608
 7/20/2006              $ 11,734                     $ 14,479
 7/21/2006              $ 11,653                     $ 14,378
 7/22/2006              $ 11,653                     $ 14,378
 7/23/2006              $ 11,653                     $ 14,378
 7/24/2006              $ 11,832                     $ 14,601
 7/25/2006              $ 11,934                     $ 14,734
 7/26/2006              $ 11,942                     $ 14,743
 7/27/2006              $ 11,836                     $ 14,616
 7/28/2006              $ 11,966                     $ 14,777
 7/29/2006              $ 11,966                     $ 14,777
 7/30/2006              $ 11,966                     $ 14,777
 7/31/2006              $ 11,958                     $ 14,768
  8/1/2006              $ 11,877                     $ 14,668
  8/2/2006              $ 11,950                     $ 14,756
  8/3/2006              $ 12,015                     $ 14,840
  8/4/2006              $ 11,999                     $ 14,819
  8/5/2006              $ 11,999                     $ 14,819
  8/6/2006              $ 11,999                     $ 14,819
  8/7/2006              $ 11,962                     $ 14,777
  8/8/2006              $ 11,925                     $ 14,731
  8/9/2006              $ 11,844                     $ 14,628
 8/10/2006              $ 11,885                     $ 14,683
 8/11/2006              $ 11,836                     $ 14,624
 8/12/2006              $ 11,836                     $ 14,624
 8/13/2006              $ 11,836                     $ 14,624
 8/14/2006              $ 11,869                     $ 14,664
 8/15/2006              $ 12,031                     $ 14,866
 8/16/2006              $ 12,133                     $ 14,992
 8/17/2006              $ 12,133                     $ 14,993
 8/18/2006              $ 12,145                     $ 15,012
 8/19/2006              $ 12,145                     $ 15,012
 8/20/2006              $ 12,145                     $ 15,012
 8/21/2006              $ 12,080                     $ 14,933
 8/22/2006              $ 12,100                     $ 14,962
 8/23/2006              $ 12,027                     $ 14,870
 8/24/2006              $ 12,023                     $ 14,863
 8/25/2006              $ 12,015                     $ 14,856
 8/26/2006              $ 12,015                     $ 14,856
 8/27/2006              $ 12,015                     $ 14,856
 8/28/2006              $ 12,088                     $ 14,949
 8/29/2006              $ 12,121                     $ 14,991
 8/30/2006              $ 12,096                     $ 14,962
 8/31/2006              $ 12,145                     $ 15,023
  9/1/2006              $ 12,202                     $ 15,094
  9/2/2006              $ 12,202                     $ 15,094
  9/3/2006              $ 12,202                     $ 15,094
  9/4/2006              $ 12,202                     $ 15,094
  9/5/2006              $ 12,222                     $ 15,122
  9/6/2006              $ 12,129                     $ 15,006
  9/7/2006              $ 12,080                     $ 14,947
  9/8/2006              $ 12,149                     $ 15,033
  9/9/2006              $ 12,149                     $ 15,033
 9/10/2006              $ 12,149                     $ 15,033
 9/11/2006              $ 12,129                     $ 15,010
 9/12/2006              $ 12,271                     $ 15,186
 9/13/2006              $ 12,332                     $ 15,267
 9/14/2006              $ 12,287                     $ 15,211
 9/15/2006              $ 12,267                     $ 15,189
 9/16/2006              $ 12,267                     $ 15,189
 9/17/2006              $ 12,267                     $ 15,189
 9/18/2006              $ 12,255                     $ 15,172
 9/19/2006              $ 12,230                     $ 15,143
 9/20/2006              $ 12,291                     $ 15,218
 9/21/2006              $ 12,190                     $ 15,093
 9/22/2006              $ 12,157                     $ 15,054
 9/23/2006              $ 12,157                     $ 15,054
 9/24/2006              $ 12,157                     $ 15,054
 9/25/2006              $ 12,275                     $ 15,208
 9/26/2006              $ 12,369                     $ 15,325
 9/27/2006              $ 12,385                     $ 15,346
 9/28/2006              $ 12,405                     $ 15,369
 9/29/2006              $ 12,344                     $ 15,296
 9/30/2006              $ 12,344                     $ 15,296
 10/1/2006              $ 12,344                     $ 15,296
 10/2/2006              $ 12,348                     $ 15,303
 10/3/2006              $ 12,381                     $ 15,343
 10/4/2006              $ 12,503                     $ 15,498
 10/5/2006              $ 12,503                     $ 15,498
 10/6/2006              $ 12,421                     $ 15,402
 10/7/2006              $ 12,421                     $ 15,402
 10/8/2006              $ 12,421                     $ 15,402
 10/9/2006              $ 12,466                     $ 15,457
10/10/2006              $ 12,527                     $ 15,532
10/11/2006              $ 12,547                     $ 15,559
10/12/2006              $ 12,669                     $ 15,713
10/13/2006              $ 12,714                     $ 15,772
10/14/2006              $ 12,714                     $ 15,772
10/15/2006              $ 12,714                     $ 15,772
10/16/2006              $ 12,767                     $ 15,835
10/17/2006              $ 12,718                     $ 15,778
10/18/2006              $ 12,730                     $ 15,795
10/19/2006              $ 12,730                     $ 15,794
10/20/2006              $ 12,718                     $ 15,783
10/21/2006              $ 12,718                     $ 15,783
10/22/2006              $ 12,718                     $ 15,783
10/23/2006              $ 12,803                     $ 15,889
10/24/2006              $ 12,848                     $ 15,947
10/25/2006              $ 12,864                     $ 15,965
10/26/2006              $ 12,921                     $ 16,039
10/27/2006              $ 12,812                     $ 15,905
10/28/2006              $ 12,812                     $ 15,905
10/29/2006              $ 12,812                     $ 15,905
10/30/2006              $ 12,844                     $ 15,945
10/31/2006              $ 12,799                     $ 15,890
 11/1/2006              $ 12,738                     $ 15,818
 11/2/2006              $ 12,718                     $ 15,792
 11/3/2006              $ 12,645                     $ 15,703
 11/4/2006              $ 12,645                     $ 15,703
 11/5/2006              $ 12,645                     $ 15,703
 11/6/2006              $ 12,779                     $ 15,871
 11/7/2006              $ 12,791                     $ 15,888
 11/8/2006              $ 12,840                     $ 15,950
 11/9/2006              $ 12,795                     $ 15,893
11/10/2006              $ 12,856                     $ 15,972
11/11/2006              $ 12,856                     $ 15,972
11/12/2006              $ 12,856                     $ 15,972
11/13/2006              $ 12,889                     $ 16,013
11/14/2006              $ 12,994                     $ 16,145
11/15/2006              $ 13,003                     $ 16,159
11/16/2006              $ 13,043                     $ 16,208
11/17/2006              $ 13,019                     $ 16,179
11/18/2006              $ 13,019                     $ 16,179
11/19/2006              $ 13,019                     $ 16,179
11/20/2006              $ 13,015                     $ 16,179
11/21/2006              $ 13,043                     $ 16,214
11/22/2006              $ 13,064                     $ 16,237
11/23/2006              $ 13,064                     $ 16,237
11/24/2006              $ 13,047                     $ 16,220
11/25/2006              $ 13,047                     $ 16,220
11/26/2006              $ 13,047                     $ 16,220
11/27/2006              $ 12,864                     $ 15,995
11/28/2006              $ 12,885                     $ 16,021
11/29/2006              $ 13,047                     $ 16,224
11/30/2006              $ 13,084                     $ 16,269
 12/1/2006              $ 13,039                     $ 16,215
 12/2/2006              $ 13,039                     $ 16,215
 12/3/2006              $ 13,039                     $ 16,215
 12/4/2006              $ 13,198                     $ 16,414
 12/5/2006              $ 13,234                     $ 16,462
 12/6/2006              $ 13,217                     $ 16,439
 12/7/2006              $ 13,163                     $ 16,374
 12/8/2006              $ 13,184                     $ 16,401
 12/9/2006              $ 13,184                     $ 16,401
12/10/2006              $ 13,184                     $ 16,401
12/11/2006              $ 13,221                     $ 16,450
12/12/2006              $ 13,212                     $ 16,437
12/13/2006              $ 13,217                     $ 16,444
12/14/2006              $ 13,328                     $ 16,582
12/15/2006              $ 13,315                     $ 16,570
12/16/2006              $ 13,315                     $ 16,570
12/17/2006              $ 13,315                     $ 16,570
12/18/2006              $ 13,249                     $ 16,496
12/19/2006              $ 13,262                     $ 16,515
12/20/2006              $ 13,286                     $ 16,544
12/21/2006              $ 13,241                     $ 16,490
12/22/2006              $ 13,208                     $ 16,449
12/23/2006              $ 13,208                     $ 16,449
12/24/2006              $ 13,208                     $ 16,449
12/25/2006              $ 13,208                     $ 16,449
12/26/2006              $ 13,282                     $ 16,544
12/27/2006              $ 13,385                     $ 16,673
12/28/2006              $ 13,348                     $ 16,627
12/29/2006              $ 13,291                     $ 16,559
12/30/2006              $ 13,291                     $ 16,559
12/31/2006              $ 13,291                     $ 16,559
  1/1/2007              $ 13,291                     $ 16,559
  1/2/2007              $ 13,291                     $ 16,559
  1/3/2007              $ 13,319                     $ 16,594
  1/4/2007              $ 13,299                     $ 16,570
  1/5/2007              $ 13,175                     $ 16,416
  1/6/2007              $ 13,175                     $ 16,416
  1/7/2007              $ 13,175                     $ 16,416
  1/8/2007              $ 13,200                     $ 16,447
  1/9/2007              $ 13,184                     $ 16,429
 1/10/2007              $ 13,188                     $ 16,435
 1/11/2007              $ 13,254                     $ 16,516
 1/12/2007              $ 13,266                     $ 16,535
 1/13/2007              $ 13,266                     $ 16,535
 1/14/2007              $ 13,266                     $ 16,535
 1/15/2007              $ 13,266                     $ 16,535
 1/16/2007              $ 13,282                     $ 16,561
 1/17/2007              $ 13,258                     $ 16,531
 1/18/2007              $ 13,262                     $ 16,536
 1/19/2007              $ 13,340                     $ 16,635
 1/20/2007              $ 13,340                     $ 16,635
 1/21/2007              $ 13,340                     $ 16,635
 1/22/2007              $ 13,303                     $ 16,591
 1/23/2007              $ 13,369                     $ 16,676
 1/24/2007              $ 13,476                     $ 16,809
 1/25/2007              $ 13,389                     $ 16,702
 1/26/2007              $ 13,430                     $ 16,753
 1/27/2007              $ 13,430                     $ 16,753
 1/28/2007              $ 13,430                     $ 16,753
 1/29/2007              $ 13,426                     $ 16,751
 1/30/2007              $ 13,496                     $ 16,837
 1/31/2007              $ 13,566                     $ 16,927
  2/1/2007              $ 13,661                     $ 17,049
  2/2/2007              $ 13,698                     $ 17,097
  2/3/2007              $ 13,698                     $ 17,097
  2/4/2007              $ 13,698                     $ 17,097
  2/5/2007              $ 13,714                     $ 17,116
  2/6/2007              $ 13,780                     $ 17,201
  2/7/2007              $ 13,817                     $ 17,247
  2/8/2007              $ 13,825                     $ 17,259
  2/9/2007              $ 13,767                     $ 17,188
 2/10/2007              $ 13,767                     $ 17,188
 2/11/2007              $ 13,767                     $ 17,188
 2/12/2007              $ 13,735                     $ 17,147
 2/13/2007              $ 13,878                     $ 17,331
 2/14/2007              $ 13,952                     $ 17,426
 2/15/2007              $ 13,981                     $ 17,460
 2/16/2007              $ 13,998                     $ 17,482
 2/17/2007              $ 13,998                     $ 17,482
 2/18/2007              $ 13,998                     $ 17,482
 2/19/2007              $ 13,998                     $ 17,482
 2/20/2007              $ 14,055                     $ 17,554
 2/21/2007              $ 14,039                     $ 17,537
 2/22/2007              $ 14,010                     $ 17,501
 2/23/2007              $ 13,985                     $ 17,473
 2/24/2007              $ 13,985                     $ 17,473
 2/25/2007              $ 13,985                     $ 17,473
 2/26/2007              $ 14,026                     $ 17,524
 2/27/2007              $ 13,554                     $ 16,932
 2/28/2007              $ 13,611                     $ 17,007
  3/1/2007              $ 13,578                     $ 16,965
  3/2/2007              $ 13,397                     $ 16,739
  3/3/2007              $ 13,397                     $ 16,739
  3/4/2007              $ 13,397                     $ 16,739
  3/5/2007              $ 13,225                     $ 16,526
  3/6/2007              $ 13,418                     $ 16,768
  3/7/2007              $ 13,381                     $ 16,722
  3/8/2007              $ 13,492                     $ 16,867
  3/9/2007              $ 13,525                     $ 16,910
 3/10/2007              $ 13,525                     $ 16,910
 3/11/2007              $ 13,525                     $ 16,910
 3/12/2007              $ 13,554                     $ 16,945
 3/13/2007              $ 13,295                     $ 16,619
 3/14/2007              $ 13,344                     $ 16,686
 3/15/2007              $ 13,434                     $ 16,797
 3/16/2007              $ 13,373                     $ 16,723
 3/17/2007              $ 13,373                     $ 16,723
 3/18/2007              $ 13,373                     $ 16,723
 3/19/2007              $ 13,517                     $ 16,902
 3/20/2007              $ 13,632                     $ 17,047
 3/21/2007              $ 13,829                     $ 17,298
 3/22/2007              $ 13,813                     $ 17,277
 3/23/2007              $ 13,862                     $ 17,342
 3/24/2007              $ 13,862                     $ 17,342
 3/25/2007              $ 13,862                     $ 17,342
 3/26/2007              $ 13,878                     $ 17,362
 3/27/2007              $ 13,821                     $ 17,289
 3/28/2007              $ 13,730                     $ 17,183
 3/29/2007              $ 13,767                     $ 17,224
 3/30/2007              $ 13,755                     $ 17,211
 3/31/2007              $ 13,755                     $ 17,211

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

------------------------------------------------------------------------------------------------------------------------
                                                A-CLASS                             C-CLASS                 H-CLASS
                                               (09/01/04)                          (02/20/04)              (02/20/04)
------------------------------------------------------------------------------------------------------------------------
                                  ONE     ONE      SINCE       SINCE        ONE    ONE       SINCE      ONE      SINCE
                                  YEAR   YEAR*   INCEPTION   INCEPTION*    YEAR   YEAR**   INCEPTION    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND             16.21%  10.70%    13.73%      11.60%     15.31%  14.31%      9.98%    16.21%    10.80%
S&P 500/CITIGROUP PURE
   VALUE INDEX                   18.89%  18.89%    20.87%      20.87%     18.89%  18.89%     19.08%    18.89%    19.08%
------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/CITIGROUP PURE VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 43

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

INCEPTION: February 20, 2004

Rydex Small-Cap Growth Fund H-Class returned 1.08% over the 12-month period ended March 31, 2007. The consumer staples, health care and information technology sectors contributed to this modest return. The Fund under-performed its small-cap value counterpart as pure value outperformed pure growth in aggregate. Smaller allocations to stronger performing stocks in the industrials, materials and utilities sectors contributed to the Fund's under-performance relative to its value counterpart. The S&P SmallCap 600/Citigroup Pure Growth Index produced a return of 2.84% for the same one-year period. Last year reversed a five-year trend of small-capitalization indices outperforming large-capitalization indices, as witnessed by the outperformance of the S&P 500 Index relative to the Russell 2000(R) Index.

The Fund achieved a daily correlation of more than 0.99 to its benchmark of the daily performance of the S&P SmallCap 600/Citigroup Pure Growth Index for the year ended March 31, 2007.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                      S&P SMALLCAP 600/CITIGROUP
                             SMALL-CAP GROWTH FUND         PURE GROWTH INDEX

Other                                 6.2%                       6.7%
Consumer Discretionary               25.4%                      23.9%
Health Care                          22.2%                      22.7%
Information Technology               21.1%                      21.8%
Financials                            8.1%                       8.6%
Industrials                           7.7%                       8.2%
Energy                                8.7%                       8.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Biosite, Inc.                                                               1.6%
Vertrue, Inc.                                                               1.3%
Flir Systems, Inc.                                                          1.2%
WebEx Communications, Inc.                                                  1.2%
Possis Medical, Inc.                                                        1.1%
Integra LifeSciences Holdings Corp.                                         1.1%
Multimedia Games, Inc.                                                      1.1%
Coinstar, Inc.                                                              1.1%
j2 Global Communications, Inc.                                              1.0%
NVR, Inc.                                                                   1.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              11.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


44 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  SMALL-CAP GROWTH FUND       S&P SMALLCAP 600/CITIGROUP
   DATE                   C-CLASS                 PURE GROWTH INDEX
 2/20/2004               $ 10,000                      $ 10,000
 2/21/2004               $ 10,000                      $ 10,000
 2/22/2004               $ 10,000                      $ 10,000
 2/23/2004               $  9,856                      $  9,879
 2/24/2004               $  9,884                      $  9,950
 2/25/2004               $ 10,004                      $ 10,095
 2/26/2004               $ 10,104                      $ 10,207
 2/27/2004               $ 10,096                      $ 10,240
 2/28/2004               $ 10,096                      $ 10,240
 2/29/2004               $ 10,096                      $ 10,240
  3/1/2004               $ 10,276                      $ 10,391
  3/2/2004               $ 10,220                      $ 10,345
  3/3/2004               $ 10,224                      $ 10,378
  3/4/2004               $ 10,300                      $ 10,490
  3/5/2004               $ 10,340                      $ 10,559
  3/6/2004               $ 10,340                      $ 10,559
  3/7/2004               $ 10,340                      $ 10,559
  3/8/2004               $ 10,216                      $ 10,491
  3/9/2004               $ 10,096                      $ 10,395
 3/10/2004               $  9,948                      $ 10,263
 3/11/2004               $  9,844                      $ 10,159
 3/12/2004               $ 10,040                      $ 10,339
 3/13/2004               $ 10,040                      $ 10,339
 3/14/2004               $ 10,040                      $ 10,339
 3/15/2004               $  9,816                      $ 10,157
 3/16/2004               $  9,820                      $ 10,149
 3/17/2004               $ 10,004                      $ 10,325
 3/18/2004               $  9,880                      $ 10,225
 3/19/2004               $  9,828                      $ 10,197
 3/20/2004               $  9,828                      $ 10,197
 3/21/2004               $  9,828                      $ 10,197
 3/22/2004               $  9,640                      $ 10,000
 3/23/2004               $  9,688                      $ 10,075
 3/24/2004               $  9,636                      $ 10,007
 3/25/2004               $  9,884                      $ 10,193
 3/26/2004               $  9,880                      $ 10,185
 3/27/2004               $  9,880                      $ 10,185
 3/28/2004               $  9,880                      $ 10,185
 3/29/2004               $ 10,024                      $ 10,327
 3/30/2004               $ 10,132                      $ 10,438
 3/31/2004               $ 10,132                      $ 10,439
  4/1/2004               $ 10,204                      $ 10,508
  4/2/2004               $ 10,356                      $ 10,592
  4/3/2004               $ 10,356                      $ 10,592
  4/4/2004               $ 10,356                      $ 10,592
  4/5/2004               $ 10,436                      $ 10,664
  4/6/2004               $ 10,332                      $ 10,636
  4/7/2004               $ 10,376                      $ 10,684
  4/8/2004               $ 10,296                      $ 10,599
  4/9/2004               $ 10,296                      $ 10,599
 4/10/2004               $ 10,296                      $ 10,599
 4/11/2004               $ 10,296                      $ 10,599
 4/12/2004               $ 10,384                      $ 10,671
 4/13/2004               $ 10,164                      $ 10,486
 4/14/2004               $ 10,084                      $ 10,413
 4/15/2004               $ 10,036                      $ 10,397
 4/16/2004               $ 10,064                      $ 10,453
 4/17/2004               $ 10,064                      $ 10,453
 4/18/2004               $ 10,064                      $ 10,453
 4/19/2004               $ 10,140                      $ 10,519
 4/20/2004               $  9,992                      $ 10,381
 4/21/2004               $ 10,112                      $ 10,514
 4/22/2004               $ 10,308                      $ 10,711
 4/23/2004               $ 10,268                      $ 10,637
 4/24/2004               $ 10,268                      $ 10,637
 4/25/2004               $ 10,268                      $ 10,637
 4/26/2004               $ 10,192                      $ 10,595
 4/27/2004               $ 10,200                      $ 10,624
 4/28/2004               $ 10,016                      $ 10,421
 4/29/2004               $  9,864                      $ 10,273
 4/30/2004               $  9,808                      $ 10,223
  5/1/2004               $  9,808                      $ 10,223
  5/2/2004               $  9,808                      $ 10,223
  5/3/2004               $  9,900                      $ 10,305
  5/4/2004               $  9,952                      $ 10,303
  5/5/2004               $ 10,000                      $ 10,327
  5/6/2004               $  9,872                      $ 10,162
  5/7/2004               $  9,648                      $  9,883
  5/8/2004               $  9,648                      $  9,883
  5/9/2004               $  9,648                      $  9,883
 5/10/2004               $  9,452                      $  9,700
 5/11/2004               $  9,648                      $  9,867
 5/12/2004               $  9,648                      $  9,881
 5/13/2004               $  9,616                      $  9,831
 5/14/2004               $  9,556                      $  9,816
 5/15/2004               $  9,556                      $  9,816
 5/16/2004               $  9,556                      $  9,816
 5/17/2004               $  9,416                      $  9,710
 5/18/2004               $  9,520                      $  9,794
 5/19/2004               $  9,508                      $  9,754
 5/20/2004               $  9,508                      $  9,748
 5/21/2004               $  9,596                      $  9,854
 5/22/2004               $  9,596                      $  9,854
 5/23/2004               $  9,596                      $  9,854
 5/24/2004               $  9,692                      $  9,974
 5/25/2004               $  9,944                      $ 10,244
 5/26/2004               $  9,996                      $ 10,264
 5/27/2004               $  9,992                      $ 10,252
 5/28/2004               $  9,976                      $ 10,231
 5/29/2004               $  9,976                      $ 10,231
 5/30/2004               $  9,976                      $ 10,231
 5/31/2004               $  9,976                      $ 10,231
  6/1/2004               $ 10,048                      $ 10,323
  6/2/2004               $ 10,084                      $ 10,347
  6/3/2004               $  9,904                      $ 10,190
  6/4/2004               $ 10,004                      $ 10,271
  6/5/2004               $ 10,004                      $ 10,271
  6/6/2004               $ 10,004                      $ 10,271
  6/7/2004               $ 10,188                      $ 10,474
  6/8/2004               $ 10,204                      $ 10,492
  6/9/2004               $ 10,084                      $ 10,375
 6/10/2004               $ 10,068                      $ 10,375
 6/11/2004               $ 10,068                      $ 10,375
 6/12/2004               $ 10,068                      $ 10,375
 6/13/2004               $ 10,068                      $ 10,375
 6/14/2004               $  9,928                      $ 10,253
 6/15/2004               $ 10,104                      $ 10,409
 6/16/2004               $ 10,184                      $ 10,471
 6/17/2004               $ 10,168                      $ 10,495
 6/18/2004               $ 10,164                      $ 10,506
 6/19/2004               $ 10,164                      $ 10,506
 6/20/2004               $ 10,164                      $ 10,506
 6/21/2004               $ 10,144                      $ 10,503
 6/22/2004               $ 10,212                      $ 10,552
 6/23/2004               $ 10,336                      $ 10,684
 6/24/2004               $ 10,324                      $ 10,696
 6/25/2004               $ 10,424                      $ 10,787
 6/26/2004               $ 10,424                      $ 10,787
 6/27/2004               $ 10,424                      $ 10,787
 6/28/2004               $ 10,356                      $ 10,733
 6/29/2004               $ 10,436                      $ 10,799
 6/30/2004               $ 10,516                      $ 10,874
  7/1/2004               $ 10,372                      $ 10,765
  7/2/2004               $ 10,332                      $ 10,750
  7/3/2004               $ 10,332                      $ 10,750
  7/4/2004               $ 10,332                      $ 10,750
  7/5/2004               $ 10,332                      $ 10,750
  7/6/2004               $ 10,176                      $ 10,620
  7/7/2004               $ 10,144                      $ 10,594
  7/8/2004               $  9,988                      $ 10,405
  7/9/2004               $ 10,020                      $ 10,432
 7/10/2004               $ 10,020                      $ 10,432
 7/11/2004               $ 10,020                      $ 10,432
 7/12/2004               $  9,960                      $ 10,397
 7/13/2004               $  9,976                      $ 10,423
 7/14/2004               $  9,916                      $ 10,386
 7/15/2004               $  9,968                      $ 10,428
 7/16/2004               $  9,892                      $ 10,349
 7/17/2004               $  9,892                      $ 10,349
 7/18/2004               $  9,892                      $ 10,349
 7/19/2004               $  9,864                      $ 10,260
 7/20/2004               $  9,996                      $ 10,428
 7/21/2004               $  9,744                      $ 10,189
 7/22/2004               $  9,712                      $ 10,158
 7/23/2004               $  9,588                      $ 10,052
 7/24/2004               $  9,588                      $ 10,052
 7/25/2004               $  9,588                      $ 10,052
 7/26/2004               $  9,484                      $  9,933
 7/27/2004               $  9,672                      $ 10,122
 7/28/2004               $  9,628                      $ 10,115
 7/29/2004               $  9,792                      $ 10,266
 7/30/2004               $  9,848                      $ 10,265
 7/31/2004               $  9,848                      $ 10,265
  8/1/2004               $  9,848                      $ 10,265
  8/2/2004               $  9,840                      $ 10,272
  8/3/2004               $  9,708                      $ 10,144
  8/4/2004               $  9,672                      $ 10,092
  8/5/2004               $  9,484                      $  9,899
  8/6/2004               $  9,216                      $  9,637
  8/7/2004               $  9,216                      $  9,637
  8/8/2004               $  9,216                      $  9,637
  8/9/2004               $  9,228                      $  9,619
 8/10/2004               $  9,388                      $  9,783
 8/11/2004               $  9,368                      $  9,770
 8/12/2004               $  9,176                      $  9,586
 8/13/2004               $  9,176                      $  9,627
 8/14/2004               $  9,176                      $  9,627
 8/15/2004               $  9,176                      $  9,627
 8/16/2004               $  9,356                      $  9,803
 8/17/2004               $  9,392                      $  9,850
 8/18/2004               $  9,584                      $ 10,009
 8/19/2004               $  9,556                      $ 10,008
 8/20/2004               $  9,700                      $ 10,180
 8/21/2004               $  9,700                      $ 10,180
 8/22/2004               $  9,700                      $ 10,180
 8/23/2004               $  9,648                      $ 10,131
 8/24/2004               $  9,628                      $ 10,103
 8/25/2004               $  9,696                      $ 10,155
 8/26/2004               $  9,664                      $ 10,149
 8/27/2004               $  9,736                      $ 10,232
 8/28/2004               $  9,736                      $ 10,232
 8/29/2004               $  9,736                      $ 10,232
 8/30/2004               $  9,600                      $ 10,115
 8/31/2004               $  9,636                      $ 10,161
  9/1/2004               $  9,748                      $ 10,261
  9/2/2004               $  9,880                      $ 10,417
  9/3/2004               $  9,844                      $ 10,388
  9/4/2004               $  9,844                      $ 10,388
  9/5/2004               $  9,844                      $ 10,388
  9/6/2004               $  9,844                      $ 10,388
  9/7/2004               $  9,956                      $ 10,520
  9/8/2004               $  9,864                      $ 10,411
  9/9/2004               $  9,988                      $ 10,533
 9/10/2004               $ 10,072                      $ 10,610
 9/11/2004               $ 10,072                      $ 10,610
 9/12/2004               $ 10,072                      $ 10,610
 9/13/2004               $ 10,148                      $ 10,697
 9/14/2004               $ 10,136                      $ 10,677
 9/15/2004               $ 10,080                      $ 10,625
 9/16/2004               $ 10,160                      $ 10,717
 9/17/2004               $ 10,140                      $ 10,728
 9/18/2004               $ 10,140                      $ 10,728
 9/19/2004               $ 10,140                      $ 10,728
 9/20/2004               $ 10,120                      $ 10,723
 9/21/2004               $ 10,248                      $ 10,899
 9/22/2004               $ 10,032                      $ 10,691
 9/23/2004               $ 10,036                      $ 10,689
 9/24/2004               $ 10,056                      $ 10,716
 9/25/2004               $ 10,056                      $ 10,716
 9/26/2004               $ 10,056                      $ 10,716
 9/27/2004               $  9,900                      $ 10,572
 9/28/2004               $ 10,032                      $ 10,684
 9/29/2004               $ 10,160                      $ 10,819
 9/30/2004               $ 10,152                      $ 10,816
 10/1/2004               $ 10,336                      $ 10,975
 10/2/2004               $ 10,336                      $ 10,975
 10/3/2004               $ 10,336                      $ 10,975
 10/4/2004               $ 10,404                      $ 11,035
 10/5/2004               $ 10,368                      $ 10,999
 10/6/2004               $ 10,444                      $ 11,093
 10/7/2004               $ 10,308                      $ 10,952
 10/8/2004               $ 10,140                      $ 10,816
 10/9/2004               $ 10,140                      $ 10,816
10/10/2004               $ 10,140                      $ 10,816
10/11/2004               $ 10,176                      $ 10,842
10/12/2004               $ 10,156                      $ 10,847
10/13/2004               $ 10,056                      $ 10,732
10/14/2004               $ 10,004                      $ 10,691
10/15/2004               $ 10,072                      $ 10,712
10/16/2004               $ 10,072                      $ 10,712
10/17/2004               $ 10,072                      $ 10,712
10/18/2004               $ 10,100                      $ 10,715
10/19/2004               $ 10,052                      $ 10,657
10/20/2004               $ 10,132                      $ 10,732
10/21/2004               $ 10,260                      $ 10,861
10/22/2004               $ 10,136                      $ 10,722
10/23/2004               $ 10,136                      $ 10,722
10/24/2004               $ 10,136                      $ 10,722
10/25/2004               $ 10,188                      $ 10,776
10/26/2004               $ 10,284                      $ 10,923
10/27/2004               $ 10,452                      $ 11,070
10/28/2004               $ 10,404                      $ 11,046
10/29/2004               $ 10,416                      $ 11,043
10/30/2004               $ 10,416                      $ 11,043
10/31/2004               $ 10,416                      $ 11,043
 11/1/2004               $ 10,456                      $ 11,097
 11/2/2004               $ 10,428                      $ 11,079
 11/3/2004               $ 10,620                      $ 11,291
 11/4/2004               $ 10,768                      $ 11,429
 11/5/2004               $ 10,852                      $ 11,510
 11/6/2004               $ 10,852                      $ 11,510
 11/7/2004               $ 10,852                      $ 11,510
 11/8/2004               $ 10,800                      $ 11,467
 11/9/2004               $ 10,852                      $ 11,569
11/10/2004               $ 10,888                      $ 11,632
11/11/2004               $ 10,984                      $ 11,744
11/12/2004               $ 11,080                      $ 11,863
11/13/2004               $ 11,080                      $ 11,863
11/14/2004               $ 11,080                      $ 11,863
11/15/2004               $ 11,092                      $ 11,879
11/16/2004               $ 10,968                      $ 11,749
11/17/2004               $ 11,072                      $ 11,829
11/18/2004               $ 11,056                      $ 11,823
11/19/2004               $ 10,880                      $ 11,636
11/20/2004               $ 10,880                      $ 11,636
11/21/2004               $ 10,880                      $ 11,636
11/22/2004               $ 11,040                      $ 11,820
11/23/2004               $ 11,100                      $ 11,894
11/24/2004               $ 11,172                      $ 11,960
11/25/2004               $ 11,172                      $ 11,960
11/26/2004               $ 11,184                      $ 11,989
11/27/2004               $ 11,184                      $ 11,989
11/28/2004               $ 11,184                      $ 11,989
11/29/2004               $ 11,228                      $ 12,029
11/30/2004               $ 11,220                      $ 11,998
 12/1/2004               $ 11,344                      $ 12,133
 12/2/2004               $ 11,316                      $ 12,077
 12/3/2004               $ 11,300                      $ 12,051
 12/4/2004               $ 11,300                      $ 12,051
 12/5/2004               $ 11,300                      $ 12,051
 12/6/2004               $ 11,232                      $ 11,999
 12/7/2004               $ 10,988                      $ 11,764
 12/8/2004               $ 11,068                      $ 11,853
 12/9/2004               $ 11,040                      $ 11,852
12/10/2004               $ 11,072                      $ 11,916
12/11/2004               $ 11,072                      $ 11,916
12/12/2004               $ 11,072                      $ 11,916
12/13/2004               $ 11,177                      $ 12,023
12/14/2004               $ 11,274                      $ 12,136
12/15/2004               $ 11,339                      $ 12,238
12/16/2004               $ 11,270                      $ 12,198
12/17/2004               $ 11,266                      $ 12,186
12/18/2004               $ 11,266                      $ 12,186
12/19/2004               $ 11,266                      $ 12,186
12/20/2004               $ 11,218                      $ 12,125
12/21/2004               $ 11,359                      $ 12,251
12/22/2004               $ 11,411                      $ 12,352
12/23/2004               $ 11,428                      $ 12,362
12/24/2004               $ 11,428                      $ 12,362
12/25/2004               $ 11,428                      $ 12,362
12/26/2004               $ 11,428                      $ 12,362
12/27/2004               $ 11,298                      $ 12,261
12/28/2004               $ 11,508                      $ 12,470
12/29/2004               $ 11,504                      $ 12,494
12/30/2004               $ 11,496                      $ 12,489
12/31/2004               $ 11,480                      $ 12,438
  1/1/2005               $ 11,480                      $ 12,438
  1/2/2005               $ 11,480                      $ 12,438
  1/3/2005               $ 11,274                      $ 12,200
  1/4/2005               $ 11,072                      $ 11,980
  1/5/2005               $ 10,911                      $ 11,817
  1/6/2005               $ 10,959                      $ 11,899
  1/7/2005               $ 10,866                      $ 11,812
  1/8/2005               $ 10,866                      $ 11,812
  1/9/2005               $ 10,866                      $ 11,812
 1/10/2005               $ 10,988                      $ 11,974
 1/11/2005               $ 10,915                      $ 11,919
 1/12/2005               $ 10,939                      $ 11,949
 1/13/2005               $ 10,951                      $ 11,953
 1/14/2005               $ 11,040                      $ 12,066
 1/15/2005               $ 11,040                      $ 12,066
 1/16/2005               $ 11,040                      $ 12,066
 1/17/2005               $ 11,040                      $ 12,066
 1/18/2005               $ 11,193                      $ 12,228
 1/19/2005               $ 11,088                      $ 12,092
 1/20/2005               $ 11,024                      $ 11,993
 1/21/2005               $ 11,008                      $ 11,968
 1/22/2005               $ 11,008                      $ 11,968
 1/23/2005               $ 11,008                      $ 11,968
 1/24/2005               $ 10,907                      $ 11,834
 1/25/2005               $ 10,951                      $ 11,853
 1/26/2005               $ 11,149                      $ 12,102
 1/27/2005               $ 11,173                      $ 12,105
 1/28/2005               $ 11,109                      $ 12,068
 1/29/2005               $ 11,109                      $ 12,068
 1/30/2005               $ 11,109                      $ 12,068
 1/31/2005               $ 11,339                      $ 12,306
  2/1/2005               $ 11,432                      $ 12,428
  2/2/2005               $ 11,516                      $ 12,513
  2/3/2005               $ 11,500                      $ 12,478
  2/4/2005               $ 11,654                      $ 12,656
  2/5/2005               $ 11,654                      $ 12,656
  2/6/2005               $ 11,654                      $ 12,656
  2/7/2005               $ 11,625                      $ 12,647
  2/8/2005               $ 11,682                      $ 12,677
  2/9/2005               $ 11,432                      $ 12,424
 2/10/2005               $ 11,484                      $ 12,447
 2/11/2005               $ 11,601                      $ 12,548
 2/12/2005               $ 11,601                      $ 12,548
 2/13/2005               $ 11,601                      $ 12,548
 2/14/2005               $ 11,589                      $ 12,547
 2/15/2005               $ 11,625                      $ 12,575
 2/16/2005               $ 11,682                      $ 12,636
 2/17/2005               $ 11,565                      $ 12,513
 2/18/2005               $ 11,549                      $ 12,510
 2/19/2005               $ 11,549                      $ 12,510
 2/20/2005               $ 11,549                      $ 12,510
 2/21/2005               $ 11,549                      $ 12,510
 2/22/2005               $ 11,310                      $ 12,240
 2/23/2005               $ 11,367                      $ 12,337
 2/24/2005               $ 11,504                      $ 12,494
 2/25/2005               $ 11,674                      $ 12,688
 2/26/2005               $ 11,674                      $ 12,688
 2/27/2005               $ 11,674                      $ 12,688
 2/28/2005               $ 11,617                      $ 12,629
  3/1/2005               $ 11,666                      $ 12,709
  3/2/2005               $ 11,694                      $ 12,717
  3/3/2005               $ 11,686                      $ 12,753
  3/4/2005               $ 11,811                      $ 12,871
  3/5/2005               $ 11,811                      $ 12,871
  3/6/2005               $ 11,811                      $ 12,871
  3/7/2005               $ 11,815                      $ 12,856
  3/8/2005               $ 11,702                      $ 12,758
  3/9/2005               $ 11,557                      $ 12,584
 3/10/2005               $ 11,444                      $ 12,464
 3/11/2005               $ 11,472                      $ 12,478
 3/12/2005               $ 11,472                      $ 12,478
 3/13/2005               $ 11,472                      $ 12,478
 3/14/2005               $ 11,516                      $ 12,486
 3/15/2005               $ 11,468                      $ 12,416
 3/16/2005               $ 11,399                      $ 12,370
 3/17/2005               $ 11,436                      $ 12,367
 3/18/2005               $ 11,411                      $ 12,319
 3/19/2005               $ 11,411                      $ 12,319
 3/20/2005               $ 11,411                      $ 12,319
 3/21/2005               $ 11,379                      $ 12,296
 3/22/2005               $ 11,339                      $ 12,238
 3/23/2005               $ 11,177                      $ 12,098
 3/24/2005               $ 11,222                      $ 12,157
 3/25/2005               $ 11,222                      $ 12,157
 3/26/2005               $ 11,222                      $ 12,157
 3/27/2005               $ 11,222                      $ 12,157
 3/28/2005               $ 11,234                      $ 12,235
 3/29/2005               $ 11,048                      $ 12,035
 3/30/2005               $ 11,222                      $ 12,221
 3/31/2005               $ 11,214                      $ 12,192
  4/1/2005               $ 11,185                      $ 12,197
  4/2/2005               $ 11,185                      $ 12,197
  4/3/2005               $ 11,185                      $ 12,197
  4/4/2005               $ 11,218                      $ 12,228
  4/5/2005               $ 11,238                      $ 12,288
  4/6/2005               $ 11,258                      $ 12,312
  4/7/2005               $ 11,302                      $ 12,369
  4/8/2005               $ 11,137                      $ 12,193
  4/9/2005               $ 11,137                      $ 12,193
 4/10/2005               $ 11,137                      $ 12,193
 4/11/2005               $ 11,105                      $ 12,170
 4/12/2005               $ 11,161                      $ 12,237
 4/13/2005               $ 10,979                      $ 12,079
 4/14/2005               $ 10,770                      $ 11,867
 4/15/2005               $ 10,556                      $ 11,672
 4/16/2005               $ 10,556                      $ 11,672
 4/17/2005               $ 10,556                      $ 11,672
 4/18/2005               $ 10,648                      $ 11,760
 4/19/2005               $ 10,850                      $ 11,954
 4/20/2005               $ 10,689                      $ 11,742
 4/21/2005               $ 10,955                      $ 12,035
 4/22/2005               $ 10,774                      $ 11,836
 4/23/2005               $ 10,774                      $ 11,836
 4/24/2005               $ 10,774                      $ 11,836
 4/25/2005               $ 10,915                      $ 12,020
 4/26/2005               $ 10,729                      $ 11,841
 4/27/2005               $ 10,721                      $ 11,847
 4/28/2005               $ 10,487                      $ 11,656
 4/29/2005               $ 10,552                      $ 11,728
 4/30/2005               $ 10,552                      $ 11,728
  5/1/2005               $ 10,552                      $ 11,728
  5/2/2005               $ 10,709                      $ 11,879
  5/3/2005               $ 10,685                      $ 11,886
  5/4/2005               $ 10,850                      $ 12,085
  5/5/2005               $ 10,879                      $ 12,135
  5/6/2005               $ 10,907                      $ 12,153
  5/7/2005               $ 10,907                      $ 12,153
  5/8/2005               $ 10,907                      $ 12,153
  5/9/2005               $ 11,008                      $ 12,266
 5/10/2005               $ 10,842                      $ 12,099
 5/11/2005               $ 10,862                      $ 12,115
 5/12/2005               $ 10,733                      $ 11,966
 5/13/2005               $ 10,644                      $ 11,849
 5/14/2005               $ 10,644                      $ 11,849
 5/15/2005               $ 10,644                      $ 11,849
 5/16/2005               $ 10,814                      $ 12,078
 5/17/2005               $ 10,895                      $ 12,151
 5/18/2005               $ 11,117                      $ 12,407
 5/19/2005               $ 11,169                      $ 12,477
 5/20/2005               $ 11,129                      $ 12,438
 5/21/2005               $ 11,129                      $ 12,438
 5/22/2005               $ 11,129                      $ 12,438
 5/23/2005               $ 11,197                      $ 12,527
 5/24/2005               $ 11,222                      $ 12,547
 5/25/2005               $ 11,097                      $ 12,434
 5/26/2005               $ 11,246                      $ 12,589
 5/27/2005               $ 11,282                      $ 12,612
 5/28/2005               $ 11,282                      $ 12,612
 5/29/2005               $ 11,282                      $ 12,612
 5/30/2005               $ 11,282                      $ 12,612
 5/31/2005               $ 11,278                      $ 12,588
  6/1/2005               $ 11,379                      $ 12,749
  6/2/2005               $ 11,403                      $ 12,795
  6/3/2005               $ 11,327                      $ 12,717
  6/4/2005               $ 11,327                      $ 12,717
  6/5/2005               $ 11,327                      $ 12,717
  6/6/2005               $ 11,379                      $ 12,793
  6/7/2005               $ 11,391                      $ 12,807
  6/8/2005               $ 11,306                      $ 12,698
  6/9/2005               $ 11,395                      $ 12,825
 6/10/2005               $ 11,359                      $ 12,772
 6/11/2005               $ 11,359                      $ 12,772
 6/12/2005               $ 11,359                      $ 12,772
 6/13/2005               $ 11,403                      $ 12,801
 6/14/2005               $ 11,468                      $ 12,895
 6/15/2005               $ 11,512                      $ 12,967
 6/16/2005               $ 11,625                      $ 13,065
 6/17/2005               $ 11,621                      $ 13,058
 6/18/2005               $ 11,621                      $ 13,058
 6/19/2005               $ 11,621                      $ 13,058
 6/20/2005               $ 11,601                      $ 13,036
 6/21/2005               $ 11,573                      $ 13,010
 6/22/2005               $ 11,601                      $ 13,024
 6/23/2005               $ 11,452                      $ 12,864
 6/24/2005               $ 11,306                      $ 12,713
 6/25/2005               $ 11,306                      $ 12,713
 6/26/2005               $ 11,306                      $ 12,713
 6/27/2005               $ 11,319                      $ 12,732
 6/28/2005               $ 11,500                      $ 12,949
 6/29/2005               $ 11,549                      $ 12,972
 6/30/2005               $ 11,541                      $ 12,976
  7/1/2005               $ 11,605                      $ 13,034
  7/2/2005               $ 11,605                      $ 13,034
  7/3/2005               $ 11,605                      $ 13,034
  7/4/2005               $ 11,605                      $ 13,034
  7/5/2005               $ 11,779                      $ 13,245
  7/6/2005               $ 11,694                      $ 13,152
  7/7/2005               $ 11,750                      $ 13,213
  7/8/2005               $ 11,940                      $ 13,445
  7/9/2005               $ 11,940                      $ 13,445
 7/10/2005               $ 11,940                      $ 13,445
 7/11/2005               $ 12,061                      $ 13,603
 7/12/2005               $ 12,065                      $ 13,589
 7/13/2005               $ 11,985                      $ 13,484
 7/14/2005               $ 11,904                      $ 13,429
 7/15/2005               $ 11,916                      $ 13,442
 7/16/2005               $ 11,916                      $ 13,442
 7/17/2005               $ 11,916                      $ 13,442
 7/18/2005               $ 11,831                      $ 13,340
 7/19/2005               $ 12,017                      $ 13,510
 7/20/2005               $ 12,162                      $ 13,648
 7/21/2005               $ 11,956                      $ 13,364
 7/22/2005               $ 12,130                      $ 13,564
 7/23/2005               $ 12,130                      $ 13,564
 7/24/2005               $ 12,130                      $ 13,564
 7/25/2005               $ 12,037                      $ 13,406
 7/26/2005               $ 12,049                      $ 13,438
 7/27/2005               $ 12,077                      $ 13,479
 7/28/2005               $ 12,271                      $ 13,657
 7/29/2005               $ 12,219                      $ 13,605
 7/30/2005               $ 12,219                      $ 13,605
 7/31/2005               $ 12,219                      $ 13,605
  8/1/2005               $ 12,287                      $ 13,676
  8/2/2005               $ 12,372                      $ 13,758
  8/3/2005               $ 12,316                      $ 13,683
  8/4/2005               $ 12,178                      $ 13,547
  8/5/2005               $ 12,009                      $ 13,368
  8/6/2005               $ 12,009                      $ 13,368
  8/7/2005               $ 12,009                      $ 13,368
  8/8/2005               $ 11,960                      $ 13,284
  8/9/2005               $ 11,972                      $ 13,280
 8/10/2005               $ 12,041                      $ 13,291
 8/11/2005               $ 12,130                      $ 13,378
 8/12/2005               $ 12,037                      $ 13,267
 8/13/2005               $ 12,037                      $ 13,267
 8/14/2005               $ 12,037                      $ 13,267
 8/15/2005               $ 12,094                      $ 13,357
 8/16/2005               $ 11,892                      $ 13,156
 8/17/2005               $ 11,859                      $ 13,077
 8/18/2005               $ 11,823                      $ 13,039
 8/19/2005               $ 11,827                      $ 13,031
 8/20/2005               $ 11,827                      $ 13,031
 8/21/2005               $ 11,827                      $ 13,031
 8/22/2005               $ 11,876                      $ 13,093
 8/23/2005               $ 11,843                      $ 13,069
 8/24/2005               $ 11,823                      $ 13,100
 8/25/2005               $ 11,839                      $ 13,100
 8/26/2005               $ 11,718                      $ 12,942
 8/27/2005               $ 11,718                      $ 12,942
 8/28/2005               $ 11,718                      $ 12,942
 8/29/2005               $ 11,819                      $ 13,072
 8/30/2005               $ 11,803                      $ 13,044
 8/31/2005               $ 12,061                      $ 13,308
  9/1/2005               $ 12,102                      $ 13,354
  9/2/2005               $ 11,985                      $ 13,212
  9/3/2005               $ 11,985                      $ 13,212
  9/4/2005               $ 11,985                      $ 13,212
  9/5/2005               $ 11,985                      $ 13,212
  9/6/2005               $ 12,174                      $ 13,422
  9/7/2005               $ 12,243                      $ 13,535
  9/8/2005               $ 12,166                      $ 13,464
  9/9/2005               $ 12,271                      $ 13,576
 9/10/2005               $ 12,271                      $ 13,576
 9/11/2005               $ 12,271                      $ 13,576
 9/12/2005               $ 12,295                      $ 13,574
 9/13/2005               $ 12,190                      $ 13,448
 9/14/2005               $ 12,098                      $ 13,346
 9/15/2005               $ 12,106                      $ 13,331
 9/16/2005               $ 12,199                      $ 13,388
 9/17/2005               $ 12,199                      $ 13,388
 9/18/2005               $ 12,199                      $ 13,388
 9/19/2005               $ 12,154                      $ 13,433
 9/20/2005               $ 12,009                      $ 13,301
 9/21/2005               $ 11,855                      $ 13,100
 9/22/2005               $ 11,859                      $ 13,119
 9/23/2005               $ 11,948                      $ 13,192
 9/24/2005               $ 11,948                      $ 13,192
 9/25/2005               $ 11,948                      $ 13,192
 9/26/2005               $ 12,077                      $ 13,308
 9/27/2005               $ 12,073                      $ 13,296
 9/28/2005               $ 12,061                      $ 13,240
 9/29/2005               $ 12,182                      $ 13,333
 9/30/2005               $ 12,207                      $ 13,369
 10/1/2005               $ 12,207                      $ 13,369
 10/2/2005               $ 12,207                      $ 13,369
 10/3/2005               $ 12,287                      $ 13,408
 10/4/2005               $ 12,130                      $ 13,275
 10/5/2005               $ 11,799                      $ 12,931
 10/6/2005               $ 11,674                      $ 12,846
 10/7/2005               $ 11,787                      $ 12,958
 10/8/2005               $ 11,787                      $ 12,958
 10/9/2005               $ 11,787                      $ 12,958
10/10/2005               $ 11,621                      $ 12,801
10/11/2005               $ 11,541                      $ 12,696
10/12/2005               $ 11,359                      $ 12,494
10/13/2005               $ 11,335                      $ 12,494
10/14/2005               $ 11,541                      $ 12,677
10/15/2005               $ 11,541                      $ 12,677
10/16/2005               $ 11,541                      $ 12,677
10/17/2005               $ 11,589                      $ 12,746
10/18/2005               $ 11,428                      $ 12,592
10/19/2005               $ 11,641                      $ 12,828
10/20/2005               $ 11,436                      $ 12,623
10/21/2005               $ 11,504                      $ 12,724
10/22/2005               $ 11,504                      $ 12,724
10/23/2005               $ 11,504                      $ 12,724
10/24/2005               $ 11,754                      $ 12,994
10/25/2005               $ 11,722                      $ 12,909
10/26/2005               $ 11,621                      $ 12,775
10/27/2005               $ 11,335                      $ 12,416
10/28/2005               $ 11,545                      $ 12,688
10/29/2005               $ 11,545                      $ 12,688
10/30/2005               $ 11,545                      $ 12,688
10/31/2005               $ 11,750                      $ 12,922
 11/1/2005               $ 11,722                      $ 12,885
 11/2/2005               $ 11,972                      $ 13,167
 11/3/2005               $ 11,993                      $ 13,174
 11/4/2005               $ 11,956                      $ 13,169
 11/5/2005               $ 11,956                      $ 13,169
 11/6/2005               $ 11,956                      $ 13,169
 11/7/2005               $ 11,985                      $ 13,192
 11/8/2005               $ 11,916                      $ 13,106
 11/9/2005               $ 11,940                      $ 13,166
11/10/2005               $ 11,989                      $ 13,255
11/11/2005               $ 12,029                      $ 13,272
11/12/2005               $ 12,029                      $ 13,272
11/13/2005               $ 12,029                      $ 13,272
11/14/2005               $ 12,001                      $ 13,289
11/15/2005               $ 11,884                      $ 13,135
11/16/2005               $ 11,884                      $ 13,128
11/17/2005               $ 12,110                      $ 13,369
11/18/2005               $ 12,174                      $ 13,410
11/19/2005               $ 12,174                      $ 13,410
11/20/2005               $ 12,174                      $ 13,410
11/21/2005               $ 12,295                      $ 13,531
11/22/2005               $ 12,396                      $ 13,637
11/23/2005               $ 12,392                      $ 13,619
11/24/2005               $ 12,392                      $ 13,619
11/25/2005               $ 12,412                      $ 13,644
11/26/2005               $ 12,412                      $ 13,644
11/27/2005               $ 12,412                      $ 13,644
11/28/2005               $ 12,170                      $ 13,398
11/29/2005               $ 12,243                      $ 13,454
11/30/2005               $ 12,279                      $ 13,473
 12/1/2005               $ 12,501                      $ 13,624
 12/2/2005               $ 12,525                      $ 13,651
 12/3/2005               $ 12,525                      $ 13,651
 12/4/2005               $ 12,525                      $ 13,651
 12/5/2005               $ 12,469                      $ 13,629
 12/6/2005               $ 12,505                      $ 13,669
 12/7/2005               $ 12,396                      $ 13,581
 12/8/2005               $ 12,433                      $ 13,652
 12/9/2005               $ 12,465                      $ 13,684
12/10/2005               $ 12,465                      $ 13,684
12/11/2005               $ 12,465                      $ 13,684
12/12/2005               $ 12,493                      $ 13,686
12/13/2005               $ 12,501                      $ 13,753
12/14/2005               $ 12,574                      $ 13,843
12/15/2005               $ 12,416                      $ 13,656
12/16/2005               $ 12,360                      $ 13,599
12/17/2005               $ 12,360                      $ 13,599
12/18/2005               $ 12,360                      $ 13,599
12/19/2005               $ 12,150                      $ 13,397
12/20/2005               $ 12,174                      $ 13,421
12/21/2005               $ 12,271                      $ 13,541
12/22/2005               $ 12,287                      $ 13,556
12/23/2005               $ 12,332                      $ 13,613
12/24/2005               $ 12,332                      $ 13,613
12/25/2005               $ 12,332                      $ 13,613
12/26/2005               $ 12,332                      $ 13,613
12/27/2005               $ 12,158                      $ 13,422
12/28/2005               $ 12,229                      $ 13,501
12/29/2005               $ 12,183                      $ 13,452
12/30/2005               $ 12,063                      $ 13,321
12/31/2005               $ 12,063                      $ 13,321
  1/1/2006               $ 12,063                      $ 13,321
  1/2/2006               $ 12,063                      $ 13,321
  1/3/2006               $ 12,220                      $ 13,497
  1/4/2006               $ 12,253                      $ 13,537
  1/5/2006               $ 12,233                      $ 13,519
  1/6/2006               $ 12,320                      $ 13,619
  1/7/2006               $ 12,320                      $ 13,619
  1/8/2006               $ 12,320                      $ 13,619
  1/9/2006               $ 12,519                      $ 13,839
 1/10/2006               $ 12,602                      $ 13,933
 1/11/2006               $ 12,535                      $ 13,861
 1/12/2006               $ 12,448                      $ 13,767
 1/13/2006               $ 12,448                      $ 13,771
 1/14/2006               $ 12,448                      $ 13,771
 1/15/2006               $ 12,448                      $ 13,771
 1/16/2006               $ 12,448                      $ 13,771
 1/17/2006               $ 12,382                      $ 13,699
 1/18/2006               $ 12,291                      $ 13,606
 1/19/2006               $ 12,486                      $ 13,821
 1/20/2006               $ 12,320                      $ 13,640
 1/21/2006               $ 12,320                      $ 13,640
 1/22/2006               $ 12,320                      $ 13,640
 1/23/2006               $ 12,299                      $ 13,621
 1/24/2006               $ 12,461                      $ 13,798
 1/25/2006               $ 12,419                      $ 13,756
 1/26/2006               $ 12,643                      $ 14,002
 1/27/2006               $ 12,734                      $ 14,110
 1/28/2006               $ 12,734                      $ 14,110
 1/29/2006               $ 12,734                      $ 14,110
 1/30/2006               $ 12,772                      $ 14,150
 1/31/2006               $ 12,805                      $ 14,188
  2/1/2006               $ 12,855                      $ 14,246
  2/2/2006               $ 12,709                      $ 14,086
  2/3/2006               $ 12,664                      $ 14,036
  2/4/2006               $ 12,664                      $ 14,036
  2/5/2006               $ 12,664                      $ 14,036
  2/6/2006               $ 12,627                      $ 13,998
  2/7/2006               $ 12,461                      $ 13,815
  2/8/2006               $ 12,461                      $ 13,817
  2/9/2006               $ 12,374                      $ 13,720
 2/10/2006               $ 12,378                      $ 13,727
 2/11/2006               $ 12,378                      $ 13,727
 2/12/2006               $ 12,378                      $ 13,727
 2/13/2006               $ 12,229                      $ 13,563
 2/14/2006               $ 12,378                      $ 13,730
 2/15/2006               $ 12,502                      $ 13,870
 2/16/2006               $ 12,581                      $ 13,957
 2/17/2006               $ 12,593                      $ 13,974
 2/18/2006               $ 12,593                      $ 13,974
 2/19/2006               $ 12,593                      $ 13,974
 2/20/2006               $ 12,593                      $ 13,974
 2/21/2006               $ 12,564                      $ 13,942
 2/22/2006               $ 12,639                      $ 14,028
 2/23/2006               $ 12,622                      $ 14,011
 2/24/2006               $ 12,680                      $ 14,081
 2/25/2006               $ 12,680                      $ 14,081
 2/26/2006               $ 12,680                      $ 14,081
 2/27/2006               $ 12,743                      $ 14,148
 2/28/2006               $ 12,610                      $ 14,002
  3/1/2006               $ 12,763                      $ 14,174
  3/2/2006               $ 12,726                      $ 14,132
  3/3/2006               $ 12,714                      $ 14,124
  3/4/2006               $ 12,714                      $ 14,124
  3/5/2006               $ 12,714                      $ 14,124
  3/6/2006               $ 12,564                      $ 13,956
  3/7/2006               $ 12,440                      $ 13,817
  3/8/2006               $ 12,473                      $ 13,858
  3/9/2006               $ 12,423                      $ 13,802
 3/10/2006               $ 12,569                      $ 13,967
 3/11/2006               $ 12,569                      $ 13,967
 3/12/2006               $ 12,569                      $ 13,967
 3/13/2006               $ 12,598                      $ 14,000
 3/14/2006               $ 12,651                      $ 14,058
 3/15/2006               $ 12,772                      $ 14,197
 3/16/2006               $ 12,813                      $ 14,245
 3/17/2006               $ 12,855                      $ 14,296
 3/18/2006               $ 12,855                      $ 14,296
 3/19/2006               $ 12,855                      $ 14,296
 3/20/2006               $ 12,838                      $ 14,279
 3/21/2006               $ 12,805                      $ 14,242
 3/22/2006               $ 12,929                      $ 14,381
 3/23/2006               $ 12,991                      $ 14,452
 3/24/2006               $ 13,049                      $ 14,523
 3/25/2006               $ 13,049                      $ 14,523
 3/26/2006               $ 13,049                      $ 14,523
 3/27/2006               $ 13,029                      $ 14,502
 3/28/2006               $ 12,966                      $ 14,431
 3/29/2006               $ 13,145                      $ 14,632
 3/30/2006               $ 13,132                      $ 14,619
 3/31/2006               $ 13,190                      $ 14,685
  4/1/2006               $ 13,190                      $ 14,685
  4/2/2006               $ 13,190                      $ 14,685
  4/3/2006               $ 13,054                      $ 14,536
  4/4/2006               $ 13,132                      $ 14,623
  4/5/2006               $ 13,149                      $ 14,645
  4/6/2006               $ 13,149                      $ 14,643
  4/7/2006               $ 12,991                      $ 14,472
  4/8/2006               $ 12,991                      $ 14,472
  4/9/2006               $ 12,991                      $ 14,472
 4/10/2006               $ 12,950                      $ 14,424
 4/11/2006               $ 12,797                      $ 14,256
 4/12/2006               $ 12,867                      $ 14,337
 4/13/2006               $ 12,904                      $ 14,382
 4/14/2006               $ 12,904                      $ 14,382
 4/15/2006               $ 12,904                      $ 14,382
 4/16/2006               $ 12,904                      $ 14,382
 4/17/2006               $ 12,908                      $ 14,387
 4/18/2006               $ 13,186                      $ 14,699
 4/19/2006               $ 13,286                      $ 14,812
 4/20/2006               $ 13,282                      $ 14,808
 4/21/2006               $ 13,190                      $ 14,711
 4/22/2006               $ 13,190                      $ 14,711
 4/23/2006               $ 13,190                      $ 14,711
 4/24/2006               $ 13,182                      $ 14,700
 4/25/2006               $ 13,149                      $ 14,668
 4/26/2006               $ 13,228                      $ 14,754
 4/27/2006               $ 13,153                      $ 14,674
 4/28/2006               $ 13,211                      $ 14,743
 4/29/2006               $ 13,211                      $ 14,743
 4/30/2006               $ 13,211                      $ 14,743
  5/1/2006               $ 13,136                      $ 14,659
  5/2/2006               $ 13,223                      $ 14,758
  5/3/2006               $ 13,211                      $ 14,745
  5/4/2006               $ 13,306                      $ 14,855
  5/5/2006               $ 13,472                      $ 15,042
  5/6/2006               $ 13,472                      $ 15,042
  5/7/2006               $ 13,472                      $ 15,042
  5/8/2006               $ 13,472                      $ 15,046
  5/9/2006               $ 13,443                      $ 15,013
 5/10/2006               $ 13,335                      $ 14,891
 5/11/2006               $ 13,025                      $ 14,544
 5/12/2006               $ 12,813                      $ 14,312
 5/13/2006               $ 12,813                      $ 14,312
 5/14/2006               $ 12,813                      $ 14,312
 5/15/2006               $ 12,821                      $ 14,318
 5/16/2006               $ 12,892                      $ 14,401
 5/17/2006               $ 12,714                      $ 14,201
 5/18/2006               $ 12,540                      $ 14,009
 5/19/2006               $ 12,564                      $ 14,043
 5/20/2006               $ 12,564                      $ 14,043
 5/21/2006               $ 12,564                      $ 14,043
 5/22/2006               $ 12,494                      $ 13,965
 5/23/2006               $ 12,423                      $ 13,886
 5/24/2006               $ 12,423                      $ 13,885
 5/25/2006               $ 12,631                      $ 14,123
 5/26/2006               $ 12,722                      $ 14,229
 5/27/2006               $ 12,722                      $ 14,229
 5/28/2006               $ 12,722                      $ 14,229
 5/29/2006               $ 12,722                      $ 14,229
 5/30/2006               $ 12,394                      $ 13,871
 5/31/2006               $ 12,552                      $ 14,049
  6/1/2006               $ 12,747                      $ 14,266
  6/2/2006               $ 12,738                      $ 14,260
  6/3/2006               $ 12,738                      $ 14,260
  6/4/2006               $ 12,738                      $ 14,260
  6/5/2006               $ 12,407                      $ 13,888
  6/6/2006               $ 12,341                      $ 13,814
  6/7/2006               $ 12,295                      $ 13,765
  6/8/2006               $ 12,266                      $ 13,732
  6/9/2006               $ 12,204                      $ 13,666
 6/10/2006               $ 12,204                      $ 13,666
 6/11/2006               $ 12,204                      $ 13,666
 6/12/2006               $ 11,909                      $ 13,337
 6/13/2006               $ 11,731                      $ 13,136
 6/14/2006               $ 11,822                      $ 13,235
 6/15/2006               $ 12,146                      $ 13,599
 6/16/2006               $ 12,071                      $ 13,516
 6/17/2006               $ 12,071                      $ 13,516
 6/18/2006               $ 12,071                      $ 13,516
 6/19/2006               $ 11,860                      $ 13,276
 6/20/2006               $ 11,802                      $ 13,216
 6/21/2006               $ 12,021                      $ 13,460
 6/22/2006               $ 11,980                      $ 13,417
 6/23/2006               $ 12,063                      $ 13,513
 6/24/2006               $ 12,063                      $ 13,513
 6/25/2006               $ 12,063                      $ 13,513
 6/26/2006               $ 12,154                      $ 13,615
 6/27/2006               $ 11,951                      $ 13,385
 6/28/2006               $ 11,972                      $ 13,411
 6/29/2006               $ 12,353                      $ 13,843
 6/30/2006               $ 12,428                      $ 13,926
  7/1/2006               $ 12,428                      $ 13,926
  7/2/2006               $ 12,428                      $ 13,926
  7/3/2006               $ 12,544                      $ 14,058
  7/4/2006               $ 12,544                      $ 14,058
  7/5/2006               $ 12,390                      $ 13,892
  7/6/2006               $ 12,444                      $ 13,951
  7/7/2006               $ 12,270                      $ 13,757
  7/8/2006               $ 12,270                      $ 13,757
  7/9/2006               $ 12,270                      $ 13,757
 7/10/2006               $ 12,212                      $ 13,692
 7/11/2006               $ 12,291                      $ 13,785
 7/12/2006               $ 12,063                      $ 13,534
 7/13/2006               $ 11,831                      $ 13,271
 7/14/2006               $ 11,723                      $ 13,150
 7/15/2006               $ 11,723                      $ 13,150
 7/16/2006               $ 11,723                      $ 13,150
 7/17/2006               $ 11,636                      $ 13,049
 7/18/2006               $ 11,615                      $ 13,027
 7/19/2006               $ 11,905                      $ 13,356
 7/20/2006               $ 11,594                      $ 13,009
 7/21/2006               $ 11,462                      $ 12,858
 7/22/2006               $ 11,462                      $ 12,858
 7/23/2006               $ 11,462                      $ 12,858
 7/24/2006               $ 11,806                      $ 13,245
 7/25/2006               $ 11,934                      $ 13,390
 7/26/2006               $ 11,843                      $ 13,294
 7/27/2006               $ 11,686                      $ 13,117
 7/28/2006               $ 11,909                      $ 13,372
 7/29/2006               $ 11,909                      $ 13,372
 7/30/2006               $ 11,909                      $ 13,372
 7/31/2006               $ 12,005                      $ 13,480
  8/1/2006               $ 11,835                      $ 13,289
  8/2/2006               $ 11,901                      $ 13,363
  8/3/2006               $ 11,976                      $ 13,452
  8/4/2006               $ 11,926                      $ 13,398
  8/5/2006               $ 11,926                      $ 13,398
  8/6/2006               $ 11,926                      $ 13,398
  8/7/2006               $ 11,760                      $ 13,216
  8/8/2006               $ 11,661                      $ 13,103
  8/9/2006               $ 11,553                      $ 12,983
 8/10/2006               $ 11,582                      $ 13,015
 8/11/2006               $ 11,511                      $ 12,935
 8/12/2006               $ 11,511                      $ 12,935
 8/13/2006               $ 11,511                      $ 12,935
 8/14/2006               $ 11,528                      $ 12,955
 8/15/2006               $ 11,752                      $ 13,208
 8/16/2006               $ 11,880                      $ 13,355
 8/17/2006               $ 11,926                      $ 13,409
 8/18/2006               $ 11,934                      $ 13,423
 8/19/2006               $ 11,934                      $ 13,423
 8/20/2006               $ 11,934                      $ 13,423
 8/21/2006               $ 11,806                      $ 13,274
 8/22/2006               $ 11,851                      $ 13,332
 8/23/2006               $ 11,698                      $ 13,162
 8/24/2006               $ 11,686                      $ 13,151
 8/25/2006               $ 11,681                      $ 13,150
 8/26/2006               $ 11,681                      $ 13,150
 8/27/2006               $ 11,681                      $ 13,150
 8/28/2006               $ 11,777                      $ 13,259
 8/29/2006               $ 11,864                      $ 13,356
 8/30/2006               $ 11,901                      $ 13,399
 8/31/2006               $ 11,843                      $ 13,337
  9/1/2006               $ 11,843                      $ 13,338
  9/2/2006               $ 11,843                      $ 13,338
  9/3/2006               $ 11,843                      $ 13,338
  9/4/2006               $ 11,843                      $ 13,338
  9/5/2006               $ 11,864                      $ 13,364
  9/6/2006               $ 11,570                      $ 13,032
  9/7/2006               $ 11,553                      $ 13,011
  9/8/2006               $ 11,586                      $ 13,050
  9/9/2006               $ 11,586                      $ 13,050
 9/10/2006               $ 11,586                      $ 13,050
 9/11/2006               $ 11,561                      $ 13,025
 9/12/2006               $ 11,847                      $ 13,349
 9/13/2006               $ 11,972                      $ 13,489
 9/14/2006               $ 11,930                      $ 13,446
 9/15/2006               $ 11,967                      $ 13,484
 9/16/2006               $ 11,967                      $ 13,484
 9/17/2006               $ 11,967                      $ 13,484
 9/18/2006               $ 11,984                      $ 13,508
 9/19/2006               $ 11,918                      $ 13,433
 9/20/2006               $ 12,050                      $ 13,583
 9/21/2006               $ 11,988                      $ 13,514
 9/22/2006               $ 11,856                      $ 13,366
 9/23/2006               $ 11,856                      $ 13,366
 9/24/2006               $ 11,856                      $ 13,366
 9/25/2006               $ 11,984                      $ 13,509
 9/26/2006               $ 12,034                      $ 13,563
 9/27/2006               $ 12,059                      $ 13,593
 9/28/2006               $ 12,046                      $ 13,580
 9/29/2006               $ 11,918                      $ 13,439
 9/30/2006               $ 11,918                      $ 13,439
 10/1/2006               $ 11,918                      $ 13,439
 10/2/2006               $ 11,789                      $ 13,295
 10/3/2006               $ 11,756                      $ 13,254
 10/4/2006               $ 12,017                      $ 13,554
 10/5/2006               $ 12,142                      $ 13,696
 10/6/2006               $ 12,084                      $ 13,630
 10/7/2006               $ 12,084                      $ 13,630
 10/8/2006               $ 12,084                      $ 13,630
 10/9/2006               $ 12,212                      $ 13,777
10/10/2006               $ 12,220                      $ 13,791
10/11/2006               $ 12,154                      $ 13,717
10/12/2006               $ 12,374                      $ 13,965
10/13/2006               $ 12,444                      $ 14,044
10/14/2006               $ 12,444                      $ 14,044
10/15/2006               $ 12,444                      $ 14,044
10/16/2006               $ 12,540                      $ 14,154
10/17/2006               $ 12,419                      $ 14,017
10/18/2006               $ 12,415                      $ 14,015
10/19/2006               $ 12,452                      $ 14,060
10/20/2006               $ 12,428                      $ 14,034
10/21/2006               $ 12,428                      $ 14,034
10/22/2006               $ 12,428                      $ 14,034
10/23/2006               $ 12,490                      $ 14,105
10/24/2006               $ 12,494                      $ 14,109
10/25/2006               $ 12,552                      $ 14,177
10/26/2006               $ 12,697                      $ 14,347
10/27/2006               $ 12,544                      $ 14,176
10/28/2006               $ 12,544                      $ 14,176
10/29/2006               $ 12,544                      $ 14,176
10/30/2006               $ 12,564                      $ 14,199
10/31/2006               $ 12,506                      $ 14,132
 11/1/2006               $ 12,291                      $ 13,889
 11/2/2006               $ 12,274                      $ 13,874
 11/3/2006               $ 12,299                      $ 13,907
 11/4/2006               $ 12,299                      $ 13,907
 11/5/2006               $ 12,299                      $ 13,907
 11/6/2006               $ 12,473                      $ 14,106
 11/7/2006               $ 12,535                      $ 14,177
 11/8/2006               $ 12,610                      $ 14,267
 11/9/2006               $ 12,527                      $ 14,173
11/10/2006               $ 12,622                      $ 14,283
11/11/2006               $ 12,622                      $ 14,283
11/12/2006               $ 12,622                      $ 14,283
11/13/2006               $ 12,651                      $ 14,315
11/14/2006               $ 12,817                      $ 14,505
11/15/2006               $ 12,983                      $ 14,694
11/16/2006               $ 12,979                      $ 14,689
11/17/2006               $ 12,971                      $ 14,681
11/18/2006               $ 12,971                      $ 14,681
11/19/2006               $ 12,971                      $ 14,681
11/20/2006               $ 12,971                      $ 14,686
11/21/2006               $ 13,020                      $ 14,742
11/22/2006               $ 13,012                      $ 14,733
11/23/2006               $ 13,012                      $ 14,733
11/24/2006               $ 13,004                      $ 14,729
11/25/2006               $ 13,004                      $ 14,729
11/26/2006               $ 13,004                      $ 14,729
11/27/2006               $ 12,726                      $ 14,411
11/28/2006               $ 12,751                      $ 14,444
11/29/2006               $ 12,908                      $ 14,623
11/30/2006               $ 12,925                      $ 14,642
 12/1/2006               $ 12,859                      $ 14,571
 12/2/2006               $ 12,859                      $ 14,571
 12/3/2006               $ 12,859                      $ 14,571
 12/4/2006               $ 13,041                      $ 14,776
 12/5/2006               $ 13,120                      $ 14,869
 12/6/2006               $ 13,132                      $ 14,884
 12/7/2006               $ 13,083                      $ 14,825
 12/8/2006               $ 13,095                      $ 14,841
 12/9/2006               $ 13,095                      $ 14,841
12/10/2006               $ 13,095                      $ 14,841
12/11/2006               $ 13,078                      $ 14,825
12/12/2006               $ 13,033                      $ 14,774
12/13/2006               $ 13,029                      $ 14,771
12/14/2006               $ 13,099                      $ 14,851
12/15/2006               $ 12,995                      $ 14,735
12/16/2006               $ 12,995                      $ 14,735
12/17/2006               $ 12,995                      $ 14,735
12/18/2006               $ 12,834                      $ 14,547
12/19/2006               $ 12,875                      $ 14,597
12/20/2006               $ 12,925                      $ 14,658
12/21/2006               $ 12,859                      $ 14,582
12/22/2006               $ 12,838                      $ 14,559
12/23/2006               $ 12,838                      $ 14,559
12/24/2006               $ 12,838                      $ 14,559
12/25/2006               $ 12,838                      $ 14,559
12/26/2006               $ 12,929                      $ 14,667
12/27/2006               $ 13,062                      $ 14,821
12/28/2006               $ 13,020                      $ 14,773
12/29/2006               $ 12,888                      $ 14,625
12/30/2006               $ 12,888                      $ 14,625
12/31/2006               $ 12,888                      $ 14,625
  1/1/2007               $ 12,888                      $ 14,625
  1/2/2007               $ 12,888                      $ 14,625
  1/3/2007               $ 12,826                      $ 14,560
  1/4/2007               $ 12,830                      $ 14,567
  1/5/2007               $ 12,701                      $ 14,404
  1/6/2007               $ 12,701                      $ 14,404
  1/7/2007               $ 12,701                      $ 14,404
  1/8/2007               $ 12,709                      $ 14,425
  1/9/2007               $ 12,714                      $ 14,431
 1/10/2007               $ 12,701                      $ 14,419
 1/11/2007               $ 12,805                      $ 14,539
 1/12/2007               $ 12,917                      $ 14,669
 1/13/2007               $ 12,917                      $ 14,669
 1/14/2007               $ 12,917                      $ 14,669
 1/15/2007               $ 12,917                      $ 14,669
 1/16/2007               $ 12,871                      $ 14,618
 1/17/2007               $ 12,855                      $ 14,596
 1/18/2007               $ 12,709                      $ 14,430
 1/19/2007               $ 12,788                      $ 14,521
 1/20/2007               $ 12,788                      $ 14,521
 1/21/2007               $ 12,788                      $ 14,521
 1/22/2007               $ 12,639                      $ 14,353
 1/23/2007               $ 12,776                      $ 14,511
 1/24/2007               $ 12,900                      $ 14,654
 1/25/2007               $ 12,759                      $ 14,493
 1/26/2007               $ 12,788                      $ 14,533
 1/27/2007               $ 12,788                      $ 14,533
 1/28/2007               $ 12,788                      $ 14,533
 1/29/2007               $ 12,863                      $ 14,619
 1/30/2007               $ 12,925                      $ 14,689
 1/31/2007               $ 13,012                      $ 14,792
  2/1/2007               $ 13,186                      $ 14,987
  2/2/2007               $ 13,248                      $ 15,060
  2/3/2007               $ 13,248                      $ 15,060
  2/4/2007               $ 13,248                      $ 15,060
  2/5/2007               $ 13,174                      $ 14,976
  2/6/2007               $ 13,248                      $ 15,063
  2/7/2007               $ 13,302                      $ 15,130
  2/8/2007               $ 13,323                      $ 15,151
  2/9/2007               $ 13,182                      $ 14,995
 2/10/2007               $ 13,182                      $ 14,995
 2/11/2007               $ 13,182                      $ 14,995
 2/12/2007               $ 13,132                      $ 14,940
 2/13/2007               $ 13,219                      $ 15,039
 2/14/2007               $ 13,269                      $ 15,093
 2/15/2007               $ 13,327                      $ 15,161
 2/16/2007               $ 13,373                      $ 15,218
 2/17/2007               $ 13,373                      $ 15,218
 2/18/2007               $ 13,373                      $ 15,218
 2/19/2007               $ 13,373                      $ 15,218
 2/20/2007               $ 13,501                      $ 15,364
 2/21/2007               $ 13,539                      $ 15,411
 2/22/2007               $ 13,543                      $ 15,416
 2/23/2007               $ 13,497                      $ 15,365
 2/24/2007               $ 13,497                      $ 15,365
 2/25/2007               $ 13,497                      $ 15,365
 2/26/2007               $ 13,460                      $ 15,324
 2/27/2007               $ 12,954                      $ 14,748
 2/28/2007               $ 12,971                      $ 14,770
  3/1/2007               $ 12,917                      $ 14,712
  3/2/2007               $ 12,647                      $ 14,408
  3/3/2007               $ 12,647                      $ 14,408
  3/4/2007               $ 12,647                      $ 14,408
  3/5/2007               $ 12,432                      $ 14,167
  3/6/2007               $ 12,685                      $ 14,451
  3/7/2007               $ 12,689                      $ 14,459
  3/8/2007               $ 12,780                      $ 14,563
  3/9/2007               $ 12,830                      $ 14,623
 3/10/2007               $ 12,830                      $ 14,623
 3/11/2007               $ 12,830                      $ 14,623
 3/12/2007               $ 12,896                      $ 14,701
 3/13/2007               $ 12,656                      $ 14,420
 3/14/2007               $ 12,767                      $ 14,543
 3/15/2007               $ 12,855                      $ 14,647
 3/16/2007               $ 12,797                      $ 14,584
 3/17/2007               $ 12,797                      $ 14,584
 3/18/2007               $ 12,797                      $ 14,584
 3/19/2007               $ 12,937                      $ 14,746
 3/20/2007               $ 13,025                      $ 14,846
 3/21/2007               $ 13,236                      $ 15,091
 3/22/2007               $ 13,315                      $ 15,179
 3/23/2007               $ 13,377                      $ 15,259
 3/24/2007               $ 13,377                      $ 15,259
 3/25/2007               $ 13,377                      $ 15,259
 3/26/2007               $ 13,385                      $ 15,265
 3/27/2007               $ 13,286                      $ 15,154
 3/28/2007               $ 13,219                      $ 15,078
 3/29/2007               $ 13,257                      $ 15,120
 3/30/2007               $ 13,240                      $ 15,103
 3/31/2007               $ 13,240                      $ 15,103


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  SMALL-CAP GROWTH FUND       S&P SMALLCAP 600/CITIGROUP
   DATE                   H-CLASS                 PURE GROWTH INDEX
 2/20/2004               $ 10,000                      $ 10,000
 2/21/2004               $ 10,000                      $ 10,000
 2/22/2004               $ 10,000                      $ 10,000
 2/23/2004               $  9,856                      $  9,879
 2/24/2004               $  9,884                      $  9,950
 2/25/2004               $ 10,004                      $ 10,095
 2/26/2004               $ 10,104                      $ 10,207
 2/27/2004               $ 10,096                      $ 10,240
 2/28/2004               $ 10,096                      $ 10,240
 2/29/2004               $ 10,096                      $ 10,240
  3/1/2004               $ 10,276                      $ 10,391
  3/2/2004               $ 10,220                      $ 10,345
  3/3/2004               $ 10,224                      $ 10,378
  3/4/2004               $ 10,300                      $ 10,490
  3/5/2004               $ 10,340                      $ 10,559
  3/6/2004               $ 10,340                      $ 10,559
  3/7/2004               $ 10,340                      $ 10,559
  3/8/2004               $ 10,216                      $ 10,491
  3/9/2004               $ 10,096                      $ 10,395
 3/10/2004               $  9,948                      $ 10,263
 3/11/2004               $  9,844                      $ 10,159
 3/12/2004               $ 10,040                      $ 10,339
 3/13/2004               $ 10,040                      $ 10,339
 3/14/2004               $ 10,040                      $ 10,339
 3/15/2004               $  9,816                      $ 10,157
 3/16/2004               $  9,820                      $ 10,149
 3/17/2004               $ 10,004                      $ 10,325
 3/18/2004               $  9,880                      $ 10,225
 3/19/2004               $  9,828                      $ 10,197
 3/20/2004               $  9,828                      $ 10,197
 3/21/2004               $  9,828                      $ 10,197
 3/22/2004               $  9,640                      $ 10,000
 3/23/2004               $  9,692                      $ 10,075
 3/24/2004               $  9,640                      $ 10,007
 3/25/2004               $  9,888                      $ 10,193
 3/26/2004               $  9,884                      $ 10,185
 3/27/2004               $  9,884                      $ 10,185
 3/28/2004               $  9,884                      $ 10,185
 3/29/2004               $ 10,028                      $ 10,327
 3/30/2004               $ 10,136                      $ 10,438
 3/31/2004               $ 10,136                      $ 10,439
  4/1/2004               $ 10,208                      $ 10,508
  4/2/2004               $ 10,360                      $ 10,592
  4/3/2004               $ 10,360                      $ 10,592
  4/4/2004               $ 10,360                      $ 10,592
  4/5/2004               $ 10,440                      $ 10,664
  4/6/2004               $ 10,336                      $ 10,636
  4/7/2004               $ 10,380                      $ 10,684
  4/8/2004               $ 10,300                      $ 10,599
  4/9/2004               $ 10,300                      $ 10,599
 4/10/2004               $ 10,300                      $ 10,599
 4/11/2004               $ 10,300                      $ 10,599
 4/12/2004               $ 10,388                      $ 10,671
 4/13/2004               $ 10,168                      $ 10,486
 4/14/2004               $ 10,088                      $ 10,413
 4/15/2004               $ 10,036                      $ 10,397
 4/16/2004               $ 10,068                      $ 10,453
 4/17/2004               $ 10,068                      $ 10,453
 4/18/2004               $ 10,068                      $ 10,453
 4/19/2004               $ 10,144                      $ 10,519
 4/20/2004               $  9,996                      $ 10,381
 4/21/2004               $ 10,116                      $ 10,514
 4/22/2004               $ 10,316                      $ 10,711
 4/23/2004               $ 10,276                      $ 10,637
 4/24/2004               $ 10,276                      $ 10,637
 4/25/2004               $ 10,276                      $ 10,637
 4/26/2004               $ 10,200                      $ 10,595
 4/27/2004               $ 10,208                      $ 10,624
 4/28/2004               $ 10,024                      $ 10,421
 4/29/2004               $  9,872                      $ 10,273
 4/30/2004               $  9,816                      $ 10,223
  5/1/2004               $  9,816                      $ 10,223
  5/2/2004               $  9,816                      $ 10,223
  5/3/2004               $  9,908                      $ 10,305
  5/4/2004               $  9,960                      $ 10,303
  5/5/2004               $ 10,008                      $ 10,327
  5/6/2004               $  9,880                      $ 10,162
  5/7/2004               $  9,660                      $  9,883
  5/8/2004               $  9,660                      $  9,883
  5/9/2004               $  9,660                      $  9,883
 5/10/2004               $  9,464                      $  9,700
 5/11/2004               $  9,660                      $  9,867
 5/12/2004               $  9,656                      $  9,881
 5/13/2004               $  9,624                      $  9,831
 5/14/2004               $  9,568                      $  9,816
 5/15/2004               $  9,568                      $  9,816
 5/16/2004               $  9,568                      $  9,816
 5/17/2004               $  9,428                      $  9,710
 5/18/2004               $  9,532                      $  9,794
 5/19/2004               $  9,520                      $  9,754
 5/20/2004               $  9,516                      $  9,748
 5/21/2004               $  9,608                      $  9,854
 5/22/2004               $  9,608                      $  9,854
 5/23/2004               $  9,608                      $  9,854
 5/24/2004               $  9,704                      $  9,974
 5/25/2004               $  9,960                      $ 10,244
 5/26/2004               $ 10,008                      $ 10,264
 5/27/2004               $ 10,008                      $ 10,252
 5/28/2004               $  9,988                      $ 10,231
 5/29/2004               $  9,988                      $ 10,231
 5/30/2004               $  9,988                      $ 10,231
 5/31/2004               $  9,988                      $ 10,231
  6/1/2004               $ 10,060                      $ 10,323
  6/2/2004               $ 10,096                      $ 10,347
  6/3/2004               $  9,916                      $ 10,190
  6/4/2004               $ 10,016                      $ 10,271
  6/5/2004               $ 10,016                      $ 10,271
  6/6/2004               $ 10,016                      $ 10,271
  6/7/2004               $ 10,204                      $ 10,474
  6/8/2004               $ 10,220                      $ 10,492
  6/9/2004               $ 10,096                      $ 10,375
 6/10/2004               $ 10,084                      $ 10,375
 6/11/2004               $ 10,084                      $ 10,375
 6/12/2004               $ 10,084                      $ 10,375
 6/13/2004               $ 10,084                      $ 10,375
 6/14/2004               $  9,944                      $ 10,253
 6/15/2004               $ 10,120                      $ 10,409
 6/16/2004               $ 10,200                      $ 10,471
 6/17/2004               $ 10,184                      $ 10,495
 6/18/2004               $ 10,180                      $ 10,506
 6/19/2004               $ 10,180                      $ 10,506
 6/20/2004               $ 10,180                      $ 10,506
 6/21/2004               $ 10,160                      $ 10,503
 6/22/2004               $ 10,228                      $ 10,552
 6/23/2004               $ 10,352                      $ 10,684
 6/24/2004               $ 10,340                      $ 10,696
 6/25/2004               $ 10,440                      $ 10,787
 6/26/2004               $ 10,440                      $ 10,787
 6/27/2004               $ 10,440                      $ 10,787
 6/28/2004               $ 10,376                      $ 10,733
 6/29/2004               $ 10,456                      $ 10,799
 6/30/2004               $ 10,536                      $ 10,874
  7/1/2004               $ 10,392                      $ 10,765
  7/2/2004               $ 10,352                      $ 10,750
  7/3/2004               $ 10,352                      $ 10,750
  7/4/2004               $ 10,352                      $ 10,750
  7/5/2004               $ 10,352                      $ 10,750
  7/6/2004               $ 10,196                      $ 10,620
  7/7/2004               $ 10,164                      $ 10,594
  7/8/2004               $ 10,008                      $ 10,405
  7/9/2004               $ 10,040                      $ 10,432
 7/10/2004               $ 10,040                      $ 10,432
 7/11/2004               $ 10,040                      $ 10,432
 7/12/2004               $  9,980                      $ 10,397
 7/13/2004               $  9,996                      $ 10,423
 7/14/2004               $  9,936                      $ 10,386
 7/15/2004               $  9,988                      $ 10,428
 7/16/2004               $  9,916                      $ 10,349
 7/17/2004               $  9,916                      $ 10,349
 7/18/2004               $  9,916                      $ 10,349
 7/19/2004               $  9,888                      $ 10,260
 7/20/2004               $ 10,020                      $ 10,428
 7/21/2004               $  9,768                      $ 10,189
 7/22/2004               $  9,736                      $ 10,158
 7/23/2004               $  9,608                      $ 10,052
 7/24/2004               $  9,608                      $ 10,052
 7/25/2004               $  9,608                      $ 10,052
 7/26/2004               $  9,508                      $  9,933
 7/27/2004               $  9,696                      $ 10,122
 7/28/2004               $  9,652                      $ 10,115
 7/29/2004               $  9,816                      $ 10,266
 7/30/2004               $  9,872                      $ 10,265
 7/31/2004               $  9,872                      $ 10,265
  8/1/2004               $  9,872                      $ 10,265
  8/2/2004               $  9,868                      $ 10,272
  8/3/2004               $  9,732                      $ 10,144
  8/4/2004               $  9,696                      $ 10,092
  8/5/2004               $  9,504                      $  9,899
  8/6/2004               $  9,236                      $  9,637
  8/7/2004               $  9,236                      $  9,637
  8/8/2004               $  9,236                      $  9,637
  8/9/2004               $  9,252                      $  9,619
 8/10/2004               $  9,412                      $  9,783
 8/11/2004               $  9,388                      $  9,770
 8/12/2004               $  9,196                      $  9,586
 8/13/2004               $  9,196                      $  9,627
 8/14/2004               $  9,196                      $  9,627
 8/15/2004               $  9,196                      $  9,627
 8/16/2004               $  9,384                      $  9,803
 8/17/2004               $  9,420                      $  9,850
 8/18/2004               $  9,608                      $ 10,009
 8/19/2004               $  9,584                      $ 10,008
 8/20/2004               $  9,724                      $ 10,180
 8/21/2004               $  9,724                      $ 10,180
 8/22/2004               $  9,724                      $ 10,180
 8/23/2004               $  9,676                      $ 10,131
 8/24/2004               $  9,652                      $ 10,103
 8/25/2004               $  9,720                      $ 10,155
 8/26/2004               $  9,688                      $ 10,149
 8/27/2004               $  9,760                      $ 10,232
 8/28/2004               $  9,760                      $ 10,232
 8/29/2004               $  9,760                      $ 10,232
 8/30/2004               $  9,624                      $ 10,115
 8/31/2004               $  9,660                      $ 10,161
  9/1/2004               $  9,772                      $ 10,261
  9/2/2004               $  9,904                      $ 10,417
  9/3/2004               $  9,868                      $ 10,388
  9/4/2004               $  9,868                      $ 10,388
  9/5/2004               $  9,868                      $ 10,388
  9/6/2004               $  9,868                      $ 10,388
  9/7/2004               $  9,980                      $ 10,520
  9/8/2004               $  9,888                      $ 10,411
  9/9/2004               $ 10,016                      $ 10,533
 9/10/2004               $ 10,096                      $ 10,610
 9/11/2004               $ 10,096                      $ 10,610
 9/12/2004               $ 10,096                      $ 10,610
 9/13/2004               $ 10,176                      $ 10,697
 9/14/2004               $ 10,164                      $ 10,677
 9/15/2004               $ 10,108                      $ 10,625
 9/16/2004               $ 10,188                      $ 10,717
 9/17/2004               $ 10,168                      $ 10,728
 9/18/2004               $ 10,168                      $ 10,728
 9/19/2004               $ 10,168                      $ 10,728
 9/20/2004               $ 10,152                      $ 10,723
 9/21/2004               $ 10,276                      $ 10,899
 9/22/2004               $ 10,060                      $ 10,691
 9/23/2004               $ 10,064                      $ 10,689
 9/24/2004               $ 10,088                      $ 10,716
 9/25/2004               $ 10,088                      $ 10,716
 9/26/2004               $ 10,088                      $ 10,716
 9/27/2004               $  9,928                      $ 10,572
 9/28/2004               $ 10,064                      $ 10,684
 9/29/2004               $ 10,192                      $ 10,819
 9/30/2004               $ 10,184                      $ 10,816
 10/1/2004               $ 10,368                      $ 10,975
 10/2/2004               $ 10,368                      $ 10,975
 10/3/2004               $ 10,368                      $ 10,975
 10/4/2004               $ 10,436                      $ 11,035
 10/5/2004               $ 10,400                      $ 10,999
 10/6/2004               $ 10,480                      $ 11,093
 10/7/2004               $ 10,340                      $ 10,952
 10/8/2004               $ 10,176                      $ 10,816
 10/9/2004               $ 10,176                      $ 10,816
10/10/2004               $ 10,176                      $ 10,816
10/11/2004               $ 10,212                      $ 10,842
10/12/2004               $ 10,188                      $ 10,847
10/13/2004               $ 10,092                      $ 10,732
10/14/2004               $ 10,040                      $ 10,691
10/15/2004               $ 10,108                      $ 10,712
10/16/2004               $ 10,108                      $ 10,712
10/17/2004               $ 10,108                      $ 10,712
10/18/2004               $ 10,136                      $ 10,715
10/19/2004               $ 10,092                      $ 10,657
10/20/2004               $ 10,168                      $ 10,732
10/21/2004               $ 10,296                      $ 10,861
10/22/2004               $ 10,172                      $ 10,722
10/23/2004               $ 10,172                      $ 10,722
10/24/2004               $ 10,172                      $ 10,722
10/25/2004               $ 10,228                      $ 10,776
10/26/2004               $ 10,324                      $ 10,923
10/27/2004               $ 10,492                      $ 11,070
10/28/2004               $ 10,444                      $ 11,046
10/29/2004               $ 10,460                      $ 11,043
10/30/2004               $ 10,460                      $ 11,043
10/31/2004               $ 10,460                      $ 11,043
 11/1/2004               $ 10,500                      $ 11,097
 11/2/2004               $ 10,472                      $ 11,079
 11/3/2004               $ 10,664                      $ 11,291
 11/4/2004               $ 10,808                      $ 11,429
 11/5/2004               $ 10,896                      $ 11,510
 11/6/2004               $ 10,896                      $ 11,510
 11/7/2004               $ 10,896                      $ 11,510
 11/8/2004               $ 10,844                      $ 11,467
 11/9/2004               $ 10,896                      $ 11,569
11/10/2004               $ 10,932                      $ 11,632
11/11/2004               $ 11,028                      $ 11,744
11/12/2004               $ 11,124                      $ 11,863
11/13/2004               $ 11,124                      $ 11,863
11/14/2004               $ 11,124                      $ 11,863
11/15/2004               $ 11,136                      $ 11,879
11/16/2004               $ 11,016                      $ 11,749
11/17/2004               $ 11,120                      $ 11,829
11/18/2004               $ 11,100                      $ 11,823
11/19/2004               $ 10,928                      $ 11,636
11/20/2004               $ 10,928                      $ 11,636
11/21/2004               $ 10,928                      $ 11,636
11/22/2004               $ 11,088                      $ 11,820
11/23/2004               $ 11,144                      $ 11,894
11/24/2004               $ 11,220                      $ 11,960
11/25/2004               $ 11,220                      $ 11,960
11/26/2004               $ 11,232                      $ 11,989
11/27/2004               $ 11,232                      $ 11,989
11/28/2004               $ 11,232                      $ 11,989
11/29/2004               $ 11,276                      $ 12,029
11/30/2004               $ 11,268                      $ 11,998
 12/1/2004               $ 11,396                      $ 12,133
 12/2/2004               $ 11,368                      $ 12,077
 12/3/2004               $ 11,352                      $ 12,051
 12/4/2004               $ 11,352                      $ 12,051
 12/5/2004               $ 11,352                      $ 12,051
 12/6/2004               $ 11,284                      $ 11,999
 12/7/2004               $ 11,036                      $ 11,764
 12/8/2004               $ 11,120                      $ 11,853
 12/9/2004               $ 11,096                      $ 11,852
12/10/2004               $ 11,128                      $ 11,916
12/11/2004               $ 11,128                      $ 11,916
12/12/2004               $ 11,128                      $ 11,916
12/13/2004               $ 11,229                      $ 12,023
12/14/2004               $ 11,330                      $ 12,136
12/15/2004               $ 11,395                      $ 12,238
12/16/2004               $ 11,326                      $ 12,198
12/17/2004               $ 11,322                      $ 12,186
12/18/2004               $ 11,322                      $ 12,186
12/19/2004               $ 11,322                      $ 12,186
12/20/2004               $ 11,274                      $ 12,125
12/21/2004               $ 11,419                      $ 12,251
12/22/2004               $ 11,467                      $ 12,352
12/23/2004               $ 11,488                      $ 12,362
12/24/2004               $ 11,488                      $ 12,362
12/25/2004               $ 11,488                      $ 12,362
12/26/2004               $ 11,488                      $ 12,362
12/27/2004               $ 11,358                      $ 12,261
12/28/2004               $ 11,568                      $ 12,470
12/29/2004               $ 11,564                      $ 12,494
12/30/2004               $ 11,556                      $ 12,489
12/31/2004               $ 11,540                      $ 12,438
  1/1/2005               $ 11,540                      $ 12,438
  1/2/2005               $ 11,540                      $ 12,438
  1/3/2005               $ 11,334                      $ 12,200
  1/4/2005               $ 11,132                      $ 11,980
  1/5/2005               $ 10,971                      $ 11,817
  1/6/2005               $ 11,019                      $ 11,899
  1/7/2005               $ 10,922                      $ 11,812
  1/8/2005               $ 10,922                      $ 11,812
  1/9/2005               $ 10,922                      $ 11,812
 1/10/2005               $ 11,048                      $ 11,974
 1/11/2005               $ 10,975                      $ 11,919
 1/12/2005               $ 10,999                      $ 11,949
 1/13/2005               $ 11,007                      $ 11,953
 1/14/2005               $ 11,100                      $ 12,066
 1/15/2005               $ 11,100                      $ 12,066
 1/16/2005               $ 11,100                      $ 12,066
 1/17/2005               $ 11,100                      $ 12,066
 1/18/2005               $ 11,253                      $ 12,228
 1/19/2005               $ 11,153                      $ 12,092
 1/20/2005               $ 11,084                      $ 11,993
 1/21/2005               $ 11,068                      $ 11,968
 1/22/2005               $ 11,068                      $ 11,968
 1/23/2005               $ 11,068                      $ 11,968
 1/24/2005               $ 10,971                      $ 11,834
 1/25/2005               $ 11,011                      $ 11,853
 1/26/2005               $ 11,209                      $ 12,102
 1/27/2005               $ 11,233                      $ 12,105
 1/28/2005               $ 11,173                      $ 12,068
 1/29/2005               $ 11,173                      $ 12,068
 1/30/2005               $ 11,173                      $ 12,068
 1/31/2005               $ 11,403                      $ 12,306
  2/1/2005               $ 11,500                      $ 12,428
  2/2/2005               $ 11,580                      $ 12,513
  2/3/2005               $ 11,568                      $ 12,478
  2/4/2005               $ 11,722                      $ 12,656
  2/5/2005               $ 11,722                      $ 12,656
  2/6/2005               $ 11,722                      $ 12,656
  2/7/2005               $ 11,693                      $ 12,647
  2/8/2005               $ 11,754                      $ 12,677
  2/9/2005               $ 11,500                      $ 12,424
 2/10/2005               $ 11,552                      $ 12,447
 2/11/2005               $ 11,673                      $ 12,548
 2/12/2005               $ 11,673                      $ 12,548
 2/13/2005               $ 11,673                      $ 12,548
 2/14/2005               $ 11,657                      $ 12,547
 2/15/2005               $ 11,693                      $ 12,575
 2/16/2005               $ 11,754                      $ 12,636
 2/17/2005               $ 11,637                      $ 12,513
 2/18/2005               $ 11,621                      $ 12,510
 2/19/2005               $ 11,621                      $ 12,510
 2/20/2005               $ 11,621                      $ 12,510
 2/21/2005               $ 11,621                      $ 12,510
 2/22/2005               $ 11,379                      $ 12,240
 2/23/2005               $ 11,439                      $ 12,337
 2/24/2005               $ 11,576                      $ 12,494
 2/25/2005               $ 11,750                      $ 12,688
 2/26/2005               $ 11,750                      $ 12,688
 2/27/2005               $ 11,750                      $ 12,688
 2/28/2005               $ 11,689                      $ 12,629
  3/1/2005               $ 11,742                      $ 12,709
  3/2/2005               $ 11,766                      $ 12,717
  3/3/2005               $ 11,758                      $ 12,753
  3/4/2005               $ 11,887                      $ 12,871
  3/5/2005               $ 11,887                      $ 12,871
  3/6/2005               $ 11,887                      $ 12,871
  3/7/2005               $ 11,891                      $ 12,856
  3/8/2005               $ 11,778                      $ 12,758
  3/9/2005               $ 11,633                      $ 12,584
 3/10/2005               $ 11,516                      $ 12,464
 3/11/2005               $ 11,548                      $ 12,478
 3/12/2005               $ 11,548                      $ 12,478
 3/13/2005               $ 11,548                      $ 12,478
 3/14/2005               $ 11,593                      $ 12,486
 3/15/2005               $ 11,544                      $ 12,416
 3/16/2005               $ 11,475                      $ 12,370
 3/17/2005               $ 11,512                      $ 12,367
 3/18/2005               $ 11,488                      $ 12,319
 3/19/2005               $ 11,488                      $ 12,319
 3/20/2005               $ 11,488                      $ 12,319
 3/21/2005               $ 11,455                      $ 12,296
 3/22/2005               $ 11,415                      $ 12,238
 3/23/2005               $ 11,253                      $ 12,098
 3/24/2005               $ 11,298                      $ 12,157
 3/25/2005               $ 11,298                      $ 12,157
 3/26/2005               $ 11,298                      $ 12,157
 3/27/2005               $ 11,298                      $ 12,157
 3/28/2005               $ 11,310                      $ 12,235
 3/29/2005               $ 11,124                      $ 12,035
 3/30/2005               $ 11,298                      $ 12,221
 3/31/2005               $ 11,290                      $ 12,192
  4/1/2005               $ 11,262                      $ 12,197
  4/2/2005               $ 11,262                      $ 12,197
  4/3/2005               $ 11,262                      $ 12,197
  4/4/2005               $ 11,294                      $ 12,228
  4/5/2005               $ 11,318                      $ 12,288
  4/6/2005               $ 11,334                      $ 12,312
  4/7/2005               $ 11,379                      $ 12,369
  4/8/2005               $ 11,217                      $ 12,193
  4/9/2005               $ 11,217                      $ 12,193
 4/10/2005               $ 11,217                      $ 12,193
 4/11/2005               $ 11,185                      $ 12,170
 4/12/2005               $ 11,241                      $ 12,237
 4/13/2005               $ 11,056                      $ 12,079
 4/14/2005               $ 10,846                      $ 11,867
 4/15/2005               $ 10,632                      $ 11,672
 4/16/2005               $ 10,632                      $ 11,672
 4/17/2005               $ 10,632                      $ 11,672
 4/18/2005               $ 10,725                      $ 11,760
 4/19/2005               $ 10,927                      $ 11,954
 4/20/2005               $ 10,765                      $ 11,742
 4/21/2005               $ 11,036                      $ 12,035
 4/22/2005               $ 10,854                      $ 11,836
 4/23/2005               $ 10,854                      $ 11,836
 4/24/2005               $ 10,854                      $ 11,836
 4/25/2005               $ 10,995                      $ 12,020
 4/26/2005               $ 10,809                      $ 11,841
 4/27/2005               $ 10,801                      $ 11,847
 4/28/2005               $ 10,563                      $ 11,656
 4/29/2005               $ 10,632                      $ 11,728
 4/30/2005               $ 10,632                      $ 11,728
  5/1/2005               $ 10,632                      $ 11,728
  5/2/2005               $ 10,789                      $ 11,879
  5/3/2005               $ 10,765                      $ 11,886
  5/4/2005               $ 10,931                      $ 12,085
  5/5/2005               $ 10,959                      $ 12,135
  5/6/2005               $ 10,991                      $ 12,153
  5/7/2005               $ 10,991                      $ 12,153
  5/8/2005               $ 10,991                      $ 12,153
  5/9/2005               $ 11,092                      $ 12,266
 5/10/2005               $ 10,927                      $ 12,099
 5/11/2005               $ 10,947                      $ 12,115
 5/12/2005               $ 10,814                      $ 11,966
 5/13/2005               $ 10,729                      $ 11,849
 5/14/2005               $ 10,729                      $ 11,849
 5/15/2005               $ 10,729                      $ 11,849
 5/16/2005               $ 10,898                      $ 12,078
 5/17/2005               $ 10,979                      $ 12,151
 5/18/2005               $ 11,205                      $ 12,407
 5/19/2005               $ 11,258                      $ 12,477
 5/20/2005               $ 11,217                      $ 12,438
 5/21/2005               $ 11,217                      $ 12,438
 5/22/2005               $ 11,217                      $ 12,438
 5/23/2005               $ 11,290                      $ 12,527
 5/24/2005               $ 11,310                      $ 12,547
 5/25/2005               $ 11,185                      $ 12,434
 5/26/2005               $ 11,334                      $ 12,589
 5/27/2005               $ 11,375                      $ 12,612
 5/28/2005               $ 11,375                      $ 12,612
 5/29/2005               $ 11,375                      $ 12,612
 5/30/2005               $ 11,375                      $ 12,612
 5/31/2005               $ 11,371                      $ 12,588
  6/1/2005               $ 11,471                      $ 12,749
  6/2/2005               $ 11,496                      $ 12,795
  6/3/2005               $ 11,423                      $ 12,717
  6/4/2005               $ 11,423                      $ 12,717
  6/5/2005               $ 11,423                      $ 12,717
  6/6/2005               $ 11,471                      $ 12,793
  6/7/2005               $ 11,484                      $ 12,807
  6/8/2005               $ 11,399                      $ 12,698
  6/9/2005               $ 11,492                      $ 12,825
 6/10/2005               $ 11,455                      $ 12,772
 6/11/2005               $ 11,455                      $ 12,772
 6/12/2005               $ 11,455                      $ 12,772
 6/13/2005               $ 11,500                      $ 12,801
 6/14/2005               $ 11,564                      $ 12,895
 6/15/2005               $ 11,609                      $ 12,967
 6/16/2005               $ 11,722                      $ 13,065
 6/17/2005               $ 11,722                      $ 13,058
 6/18/2005               $ 11,722                      $ 13,058
 6/19/2005               $ 11,722                      $ 13,058
 6/20/2005               $ 11,697                      $ 13,036
 6/21/2005               $ 11,669                      $ 13,010
 6/22/2005               $ 11,702                      $ 13,024
 6/23/2005               $ 11,548                      $ 12,864
 6/24/2005               $ 11,403                      $ 12,713
 6/25/2005               $ 11,403                      $ 12,713
 6/26/2005               $ 11,403                      $ 12,713
 6/27/2005               $ 11,415                      $ 12,732
 6/28/2005               $ 11,597                      $ 12,949
 6/29/2005               $ 11,645                      $ 12,972
 6/30/2005               $ 11,637                      $ 12,976
  7/1/2005               $ 11,706                      $ 13,034
  7/2/2005               $ 11,706                      $ 13,034
  7/3/2005               $ 11,706                      $ 13,034
  7/4/2005               $ 11,706                      $ 13,034
  7/5/2005               $ 11,879                      $ 13,245
  7/6/2005               $ 11,798                      $ 13,152
  7/7/2005               $ 11,855                      $ 13,213
  7/8/2005               $ 12,045                      $ 13,445
  7/9/2005               $ 12,045                      $ 13,445
 7/10/2005               $ 12,045                      $ 13,445
 7/11/2005               $ 12,170                      $ 13,603
 7/12/2005               $ 12,170                      $ 13,589
 7/13/2005               $ 12,093                      $ 13,484
 7/14/2005               $ 12,012                      $ 13,429
 7/15/2005               $ 12,024                      $ 13,442
 7/16/2005               $ 12,024                      $ 13,442
 7/17/2005               $ 12,024                      $ 13,442
 7/18/2005               $ 11,936                      $ 13,340
 7/19/2005               $ 12,125                      $ 13,510
 7/20/2005               $ 12,271                      $ 13,648
 7/21/2005               $ 12,065                      $ 13,364
 7/22/2005               $ 12,242                      $ 13,564
 7/23/2005               $ 12,242                      $ 13,564
 7/24/2005               $ 12,242                      $ 13,564
 7/25/2005               $ 12,150                      $ 13,406
 7/26/2005               $ 12,162                      $ 13,438
 7/27/2005               $ 12,186                      $ 13,479
 7/28/2005               $ 12,388                      $ 13,657
 7/29/2005               $ 12,331                      $ 13,605
 7/30/2005               $ 12,331                      $ 13,605
 7/31/2005               $ 12,331                      $ 13,605
  8/1/2005               $ 12,400                      $ 13,676
  8/2/2005               $ 12,485                      $ 13,758
  8/3/2005               $ 12,428                      $ 13,683
  8/4/2005               $ 12,291                      $ 13,547
  8/5/2005               $ 12,121                      $ 13,368
  8/6/2005               $ 12,121                      $ 13,368
  8/7/2005               $ 12,121                      $ 13,368
  8/8/2005               $ 12,073                      $ 13,284
  8/9/2005               $ 12,085                      $ 13,280
 8/10/2005               $ 12,154                      $ 13,291
 8/11/2005               $ 12,242                      $ 13,378
 8/12/2005               $ 12,150                      $ 13,267
 8/13/2005               $ 12,150                      $ 13,267
 8/14/2005               $ 12,150                      $ 13,267
 8/15/2005               $ 12,206                      $ 13,357
 8/16/2005               $ 12,008                      $ 13,156
 8/17/2005               $ 11,972                      $ 13,077
 8/18/2005               $ 11,936                      $ 13,039
 8/19/2005               $ 11,940                      $ 13,031
 8/20/2005               $ 11,940                      $ 13,031
 8/21/2005               $ 11,940                      $ 13,031
 8/22/2005               $ 11,988                      $ 13,093
 8/23/2005               $ 11,956                      $ 13,069
 8/24/2005               $ 11,940                      $ 13,100
 8/25/2005               $ 11,956                      $ 13,100
 8/26/2005               $ 11,835                      $ 12,942
 8/27/2005               $ 11,835                      $ 12,942
 8/28/2005               $ 11,835                      $ 12,942
 8/29/2005               $ 11,936                      $ 13,072
 8/30/2005               $ 11,919                      $ 13,044
 8/31/2005               $ 12,182                      $ 13,308
  9/1/2005               $ 12,222                      $ 13,354
  9/2/2005               $ 12,105                      $ 13,212
  9/3/2005               $ 12,105                      $ 13,212
  9/4/2005               $ 12,105                      $ 13,212
  9/5/2005               $ 12,105                      $ 13,212
  9/6/2005               $ 12,299                      $ 13,422
  9/7/2005               $ 12,368                      $ 13,535
  9/8/2005               $ 12,291                      $ 13,464
  9/9/2005               $ 12,396                      $ 13,576
 9/10/2005               $ 12,396                      $ 13,576
 9/11/2005               $ 12,396                      $ 13,576
 9/12/2005               $ 12,420                      $ 13,574
 9/13/2005               $ 12,315                      $ 13,448
 9/14/2005               $ 12,222                      $ 13,346
 9/15/2005               $ 12,230                      $ 13,331
 9/16/2005               $ 12,327                      $ 13,388
 9/17/2005               $ 12,327                      $ 13,388
 9/18/2005               $ 12,327                      $ 13,388
 9/19/2005               $ 12,279                      $ 13,433
 9/20/2005               $ 12,133                      $ 13,301
 9/21/2005               $ 11,976                      $ 13,100
 9/22/2005               $ 11,984                      $ 13,119
 9/23/2005               $ 12,077                      $ 13,192
 9/24/2005               $ 12,077                      $ 13,192
 9/25/2005               $ 12,077                      $ 13,192
 9/26/2005               $ 12,206                      $ 13,308
 9/27/2005               $ 12,202                      $ 13,296
 9/28/2005               $ 12,190                      $ 13,240
 9/29/2005               $ 12,311                      $ 13,333
 9/30/2005               $ 12,335                      $ 13,369
 10/1/2005               $ 12,335                      $ 13,369
 10/2/2005               $ 12,335                      $ 13,369
 10/3/2005               $ 12,420                      $ 13,408
 10/4/2005               $ 12,259                      $ 13,275
 10/5/2005               $ 11,924                      $ 12,931
 10/6/2005               $ 11,798                      $ 12,846
 10/7/2005               $ 11,915                      $ 12,958
 10/8/2005               $ 11,915                      $ 12,958
 10/9/2005               $ 11,915                      $ 12,958
10/10/2005               $ 11,750                      $ 12,801
10/11/2005               $ 11,665                      $ 12,696
10/12/2005               $ 11,484                      $ 12,494
10/13/2005               $ 11,459                      $ 12,494
10/14/2005               $ 11,665                      $ 12,677
10/15/2005               $ 11,665                      $ 12,677
10/16/2005               $ 11,665                      $ 12,677
10/17/2005               $ 11,718                      $ 12,746
10/18/2005               $ 11,552                      $ 12,592
10/19/2005               $ 11,766                      $ 12,828
10/20/2005               $ 11,560                      $ 12,623
10/21/2005               $ 11,633                      $ 12,724
10/22/2005               $ 11,633                      $ 12,724
10/23/2005               $ 11,633                      $ 12,724
10/24/2005               $ 11,887                      $ 12,994
10/25/2005               $ 11,851                      $ 12,909
10/26/2005               $ 11,750                      $ 12,775
10/27/2005               $ 11,459                      $ 12,416
10/28/2005               $ 11,673                      $ 12,688
10/29/2005               $ 11,673                      $ 12,688
10/30/2005               $ 11,673                      $ 12,688
10/31/2005               $ 11,883                      $ 12,922
 11/1/2005               $ 11,851                      $ 12,885
 11/2/2005               $ 12,105                      $ 13,167
 11/3/2005               $ 12,125                      $ 13,174
 11/4/2005               $ 12,093                      $ 13,169
 11/5/2005               $ 12,093                      $ 13,169
 11/6/2005               $ 12,093                      $ 13,169
 11/7/2005               $ 12,117                      $ 13,192
 11/8/2005               $ 12,049                      $ 13,106
 11/9/2005               $ 12,073                      $ 13,166
11/10/2005               $ 12,125                      $ 13,255
11/11/2005               $ 12,166                      $ 13,272
11/12/2005               $ 12,166                      $ 13,272
11/13/2005               $ 12,166                      $ 13,272
11/14/2005               $ 12,137                      $ 13,289
11/15/2005               $ 12,016                      $ 13,135
11/16/2005               $ 12,020                      $ 13,128
11/17/2005               $ 12,250                      $ 13,369
11/18/2005               $ 12,315                      $ 13,410
11/19/2005               $ 12,315                      $ 13,410
11/20/2005               $ 12,315                      $ 13,410
11/21/2005               $ 12,440                      $ 13,531
11/22/2005               $ 12,537                      $ 13,637
11/23/2005               $ 12,537                      $ 13,619
11/24/2005               $ 12,537                      $ 13,619
11/25/2005               $ 12,557                      $ 13,644
11/26/2005               $ 12,557                      $ 13,644
11/27/2005               $ 12,557                      $ 13,644
11/28/2005               $ 12,315                      $ 13,398
11/29/2005               $ 12,388                      $ 13,454
11/30/2005               $ 12,424                      $ 13,473
 12/1/2005               $ 12,650                      $ 13,624
 12/2/2005               $ 12,674                      $ 13,651
 12/3/2005               $ 12,674                      $ 13,651
 12/4/2005               $ 12,674                      $ 13,651
 12/5/2005               $ 12,618                      $ 13,629
 12/6/2005               $ 12,654                      $ 13,669
 12/7/2005               $ 12,545                      $ 13,581
 12/8/2005               $ 12,577                      $ 13,652
 12/9/2005               $ 12,610                      $ 13,684
12/10/2005               $ 12,610                      $ 13,684
12/11/2005               $ 12,610                      $ 13,684
12/12/2005               $ 12,642                      $ 13,686
12/13/2005               $ 12,650                      $ 13,753
12/14/2005               $ 12,723                      $ 13,843
12/15/2005               $ 12,565                      $ 13,656
12/16/2005               $ 12,509                      $ 13,599
12/17/2005               $ 12,509                      $ 13,599
12/18/2005               $ 12,509                      $ 13,599
12/19/2005               $ 12,295                      $ 13,397
12/20/2005               $ 12,319                      $ 13,421
12/21/2005               $ 12,420                      $ 13,541
12/22/2005               $ 12,432                      $ 13,556
12/23/2005               $ 12,481                      $ 13,613
12/24/2005               $ 12,481                      $ 13,613
12/25/2005               $ 12,481                      $ 13,613
12/26/2005               $ 12,481                      $ 13,613
12/27/2005               $ 12,307                      $ 13,422
12/28/2005               $ 12,377                      $ 13,501
12/29/2005               $ 12,332                      $ 13,452
12/30/2005               $ 12,208                      $ 13,321
12/31/2005               $ 12,208                      $ 13,321
  1/1/2006               $ 12,208                      $ 13,321
  1/2/2006               $ 12,208                      $ 13,321
  1/3/2006               $ 12,369                      $ 13,497
  1/4/2006               $ 12,402                      $ 13,537
  1/5/2006               $ 12,386                      $ 13,519
  1/6/2006               $ 12,473                      $ 13,619
  1/7/2006               $ 12,473                      $ 13,619
  1/8/2006               $ 12,473                      $ 13,619
  1/9/2006               $ 12,676                      $ 13,839
 1/10/2006               $ 12,759                      $ 13,933
 1/11/2006               $ 12,692                      $ 13,861
 1/12/2006               $ 12,601                      $ 13,767
 1/13/2006               $ 12,605                      $ 13,771
 1/14/2006               $ 12,605                      $ 13,771
 1/15/2006               $ 12,605                      $ 13,771
 1/16/2006               $ 12,605                      $ 13,771
 1/17/2006               $ 12,535                      $ 13,699
 1/18/2006               $ 12,448                      $ 13,606
 1/19/2006               $ 12,643                      $ 13,821
 1/20/2006               $ 12,477                      $ 13,640
 1/21/2006               $ 12,477                      $ 13,640
 1/22/2006               $ 12,477                      $ 13,640
 1/23/2006               $ 12,456                      $ 13,621
 1/24/2006               $ 12,618                      $ 13,798
 1/25/2006               $ 12,576                      $ 13,756
 1/26/2006               $ 12,800                      $ 14,002
 1/27/2006               $ 12,900                      $ 14,110
 1/28/2006               $ 12,900                      $ 14,110
 1/29/2006               $ 12,900                      $ 14,110
 1/30/2006               $ 12,933                      $ 14,150
 1/31/2006               $ 12,966                      $ 14,188
  2/1/2006               $ 13,020                      $ 14,246
  2/2/2006               $ 12,871                      $ 14,086
  2/3/2006               $ 12,825                      $ 14,036
  2/4/2006               $ 12,825                      $ 14,036
  2/5/2006               $ 12,825                      $ 14,036
  2/6/2006               $ 12,792                      $ 13,998
  2/7/2006               $ 12,622                      $ 13,815
  2/8/2006               $ 12,622                      $ 13,817
  2/9/2006               $ 12,535                      $ 13,720
 2/10/2006               $ 12,539                      $ 13,727
 2/11/2006               $ 12,539                      $ 13,727
 2/12/2006               $ 12,539                      $ 13,727
 2/13/2006               $ 12,390                      $ 13,563
 2/14/2006               $ 12,539                      $ 13,730
 2/15/2006               $ 12,668                      $ 13,870
 2/16/2006               $ 12,746                      $ 13,957
 2/17/2006               $ 12,759                      $ 13,974
 2/18/2006               $ 12,759                      $ 13,974
 2/19/2006               $ 12,759                      $ 13,974
 2/20/2006               $ 12,759                      $ 13,974
 2/21/2006               $ 12,730                      $ 13,942
 2/22/2006               $ 12,804                      $ 14,028
 2/23/2006               $ 12,788                      $ 14,011
 2/24/2006               $ 12,850                      $ 14,081
 2/25/2006               $ 12,850                      $ 14,081
 2/26/2006               $ 12,850                      $ 14,081
 2/27/2006               $ 12,912                      $ 14,148
 2/28/2006               $ 12,779                      $ 14,002
  3/1/2006               $ 12,937                      $ 14,174
  3/2/2006               $ 12,895                      $ 14,132
  3/3/2006               $ 12,887                      $ 14,124
  3/4/2006               $ 12,887                      $ 14,124
  3/5/2006               $ 12,887                      $ 14,124
  3/6/2006               $ 12,730                      $ 13,956
  3/7/2006               $ 12,605                      $ 13,817
  3/8/2006               $ 12,643                      $ 13,858
  3/9/2006               $ 12,589                      $ 13,802
 3/10/2006               $ 12,738                      $ 13,967
 3/11/2006               $ 12,738                      $ 13,967
 3/12/2006               $ 12,738                      $ 13,967
 3/13/2006               $ 12,767                      $ 14,000
 3/14/2006               $ 12,821                      $ 14,058
 3/15/2006               $ 12,945                      $ 14,197
 3/16/2006               $ 12,987                      $ 14,245
 3/17/2006               $ 13,028                      $ 14,296
 3/18/2006               $ 13,028                      $ 14,296
 3/19/2006               $ 13,028                      $ 14,296
 3/20/2006               $ 13,011                      $ 14,279
 3/21/2006               $ 12,978                      $ 14,242
 3/22/2006               $ 13,107                      $ 14,381
 3/23/2006               $ 13,169                      $ 14,452
 3/24/2006               $ 13,231                      $ 14,523
 3/25/2006               $ 13,231                      $ 14,523
 3/26/2006               $ 13,231                      $ 14,523
 3/27/2006               $ 13,210                      $ 14,502
 3/28/2006               $ 13,148                      $ 14,431
 3/29/2006               $ 13,326                      $ 14,632
 3/30/2006               $ 13,314                      $ 14,619
 3/31/2006               $ 13,372                      $ 14,685
  4/1/2006               $ 13,372                      $ 14,685
  4/2/2006               $ 13,372                      $ 14,685
  4/3/2006               $ 13,239                      $ 14,536
  4/4/2006               $ 13,314                      $ 14,623
  4/5/2006               $ 13,335                      $ 14,645
  4/6/2006               $ 13,331                      $ 14,643
  4/7/2006               $ 13,177                      $ 14,472
  4/8/2006               $ 13,177                      $ 14,472
  4/9/2006               $ 13,177                      $ 14,472
 4/10/2006               $ 13,132                      $ 14,424
 4/11/2006               $ 12,978                      $ 14,256
 4/12/2006               $ 13,049                      $ 14,337
 4/13/2006               $ 13,090                      $ 14,382
 4/14/2006               $ 13,090                      $ 14,382
 4/15/2006               $ 13,090                      $ 14,382
 4/16/2006               $ 13,090                      $ 14,382
 4/17/2006               $ 13,090                      $ 14,387
 4/18/2006               $ 13,372                      $ 14,699
 4/19/2006               $ 13,476                      $ 14,812
 4/20/2006               $ 13,471                      $ 14,808
 4/21/2006               $ 13,380                      $ 14,711
 4/22/2006               $ 13,380                      $ 14,711
 4/23/2006               $ 13,380                      $ 14,711
 4/24/2006               $ 13,372                      $ 14,700
 4/25/2006               $ 13,339                      $ 14,668
 4/26/2006               $ 13,418                      $ 14,754
 4/27/2006               $ 13,343                      $ 14,674
 4/28/2006               $ 13,405                      $ 14,743
 4/29/2006               $ 13,405                      $ 14,743
 4/30/2006               $ 13,405                      $ 14,743
  5/1/2006               $ 13,326                      $ 14,659
  5/2/2006               $ 13,418                      $ 14,758
  5/3/2006               $ 13,405                      $ 14,745
  5/4/2006               $ 13,505                      $ 14,855
  5/5/2006               $ 13,670                      $ 15,042
  5/6/2006               $ 13,670                      $ 15,042
  5/7/2006               $ 13,670                      $ 15,042
  5/8/2006               $ 13,670                      $ 15,046
  5/9/2006               $ 13,641                      $ 15,013
 5/10/2006               $ 13,529                      $ 14,891
 5/11/2006               $ 13,215                      $ 14,544
 5/12/2006               $ 13,007                      $ 14,312
 5/13/2006               $ 13,007                      $ 14,312
 5/14/2006               $ 13,007                      $ 14,312
 5/15/2006               $ 13,011                      $ 14,318
 5/16/2006               $ 13,086                      $ 14,401
 5/17/2006               $ 12,904                      $ 14,201
 5/18/2006               $ 12,726                      $ 14,009
 5/19/2006               $ 12,755                      $ 14,043
 5/20/2006               $ 12,755                      $ 14,043
 5/21/2006               $ 12,755                      $ 14,043
 5/22/2006               $ 12,684                      $ 13,965
 5/23/2006               $ 12,614                      $ 13,886
 5/24/2006               $ 12,610                      $ 13,885
 5/25/2006               $ 12,821                      $ 14,123
 5/26/2006               $ 12,916                      $ 14,229
 5/27/2006               $ 12,916                      $ 14,229
 5/28/2006               $ 12,916                      $ 14,229
 5/29/2006               $ 12,916                      $ 14,229
 5/30/2006               $ 12,585                      $ 13,871
 5/31/2006               $ 12,746                      $ 14,049
  6/1/2006               $ 12,941                      $ 14,266
  6/2/2006               $ 12,933                      $ 14,260
  6/3/2006               $ 12,933                      $ 14,260
  6/4/2006               $ 12,933                      $ 14,260
  6/5/2006               $ 12,597                      $ 13,888
  6/6/2006               $ 12,527                      $ 13,814
  6/7/2006               $ 12,481                      $ 13,765
  6/8/2006               $ 12,452                      $ 13,732
  6/9/2006               $ 12,390                      $ 13,666
 6/10/2006               $ 12,390                      $ 13,666
 6/11/2006               $ 12,390                      $ 13,666
 6/12/2006               $ 12,096                      $ 13,337
 6/13/2006               $ 11,913                      $ 13,136
 6/14/2006               $ 12,009                      $ 13,235
 6/15/2006               $ 12,336                      $ 13,599
 6/16/2006               $ 12,261                      $ 13,516
 6/17/2006               $ 12,261                      $ 13,516
 6/18/2006               $ 12,261                      $ 13,516
 6/19/2006               $ 12,042                      $ 13,276
 6/20/2006               $ 11,988                      $ 13,216
 6/21/2006               $ 12,208                      $ 13,460
 6/22/2006               $ 12,170                      $ 13,417
 6/23/2006               $ 12,253                      $ 13,513
 6/24/2006               $ 12,253                      $ 13,513
 6/25/2006               $ 12,253                      $ 13,513
 6/26/2006               $ 12,344                      $ 13,615
 6/27/2006               $ 12,137                      $ 13,385
 6/28/2006               $ 12,158                      $ 13,411
 6/29/2006               $ 12,547                      $ 13,843
 6/30/2006               $ 12,622                      $ 13,926
  7/1/2006               $ 12,622                      $ 13,926
  7/2/2006               $ 12,622                      $ 13,926
  7/3/2006               $ 12,746                      $ 14,058
  7/4/2006               $ 12,746                      $ 14,058
  7/5/2006               $ 12,589                      $ 13,892
  7/6/2006               $ 12,643                      $ 13,951
  7/7/2006               $ 12,469                      $ 13,757
  7/8/2006               $ 12,469                      $ 13,757
  7/9/2006               $ 12,469                      $ 13,757
 7/10/2006               $ 12,406                      $ 13,692
 7/11/2006               $ 12,489                      $ 13,785
 7/12/2006               $ 12,261                      $ 13,534
 7/13/2006               $ 12,021                      $ 13,271
 7/14/2006               $ 11,913                      $ 13,150
 7/15/2006               $ 11,913                      $ 13,150
 7/16/2006               $ 11,913                      $ 13,150
 7/17/2006               $ 11,822                      $ 13,049
 7/18/2006               $ 11,806                      $ 13,027
 7/19/2006               $ 12,100                      $ 13,356
 7/20/2006               $ 11,785                      $ 13,009
 7/21/2006               $ 11,648                      $ 12,858
 7/22/2006               $ 11,648                      $ 12,858
 7/23/2006               $ 11,648                      $ 12,858
 7/24/2006               $ 12,000                      $ 13,245
 7/25/2006               $ 12,129                      $ 13,390
 7/26/2006               $ 12,038                      $ 13,294
 7/27/2006               $ 11,880                      $ 13,117
 7/28/2006               $ 12,108                      $ 13,372
 7/29/2006               $ 12,108                      $ 13,372
 7/30/2006               $ 12,108                      $ 13,372
 7/31/2006               $ 12,203                      $ 13,480
  8/1/2006               $ 12,034                      $ 13,289
  8/2/2006               $ 12,100                      $ 13,363
  8/3/2006               $ 12,179                      $ 13,452
  8/4/2006               $ 12,125                      $ 13,398
  8/5/2006               $ 12,125                      $ 13,398
  8/6/2006               $ 12,125                      $ 13,398
  8/7/2006               $ 11,959                      $ 13,216
  8/8/2006               $ 11,855                      $ 13,103
  8/9/2006               $ 11,748                      $ 12,983
 8/10/2006               $ 11,777                      $ 13,015
 8/11/2006               $ 11,706                      $ 12,935
 8/12/2006               $ 11,706                      $ 12,935
 8/13/2006               $ 11,706                      $ 12,935
 8/14/2006               $ 11,723                      $ 12,955
 8/15/2006               $ 11,951                      $ 13,208
 8/16/2006               $ 12,079                      $ 13,355
 8/17/2006               $ 12,129                      $ 13,409
 8/18/2006               $ 12,137                      $ 13,423
 8/19/2006               $ 12,137                      $ 13,423
 8/20/2006               $ 12,137                      $ 13,423
 8/21/2006               $ 12,005                      $ 13,274
 8/22/2006               $ 12,050                      $ 13,332
 8/23/2006               $ 11,897                      $ 13,162
 8/24/2006               $ 11,884                      $ 13,151
 8/25/2006               $ 11,880                      $ 13,150
 8/26/2006               $ 11,880                      $ 13,150
 8/27/2006               $ 11,880                      $ 13,150
 8/28/2006               $ 11,980                      $ 13,259
 8/29/2006               $ 12,067                      $ 13,356
 8/30/2006               $ 12,104                      $ 13,399
 8/31/2006               $ 12,046                      $ 13,337
  9/1/2006               $ 12,046                      $ 13,338
  9/2/2006               $ 12,046                      $ 13,338
  9/3/2006               $ 12,046                      $ 13,338
  9/4/2006               $ 12,046                      $ 13,338
  9/5/2006               $ 12,067                      $ 13,364
  9/6/2006               $ 11,772                      $ 13,032
  9/7/2006               $ 11,752                      $ 13,011
  9/8/2006               $ 11,785                      $ 13,050
  9/9/2006               $ 11,785                      $ 13,050
 9/10/2006               $ 11,785                      $ 13,050
 9/11/2006               $ 11,764                      $ 13,025
 9/12/2006               $ 12,050                      $ 13,349
 9/13/2006               $ 12,179                      $ 13,489
 9/14/2006               $ 12,137                      $ 13,446
 9/15/2006               $ 12,174                      $ 13,484
 9/16/2006               $ 12,174                      $ 13,484
 9/17/2006               $ 12,174                      $ 13,484
 9/18/2006               $ 12,195                      $ 13,508
 9/19/2006               $ 12,125                      $ 13,433
 9/20/2006               $ 12,261                      $ 13,583
 9/21/2006               $ 12,199                      $ 13,514
 9/22/2006               $ 12,063                      $ 13,366
 9/23/2006               $ 12,063                      $ 13,366
 9/24/2006               $ 12,063                      $ 13,366
 9/25/2006               $ 12,195                      $ 13,509
 9/26/2006               $ 12,245                      $ 13,563
 9/27/2006               $ 12,270                      $ 13,593
 9/28/2006               $ 12,257                      $ 13,580
 9/29/2006               $ 12,129                      $ 13,439
 9/30/2006               $ 12,129                      $ 13,439
 10/1/2006               $ 12,129                      $ 13,439
 10/2/2006               $ 12,000                      $ 13,295
 10/3/2006               $ 11,963                      $ 13,254
 10/4/2006               $ 12,228                      $ 13,554
 10/5/2006               $ 12,357                      $ 13,696
 10/6/2006               $ 12,295                      $ 13,630
 10/7/2006               $ 12,295                      $ 13,630
 10/8/2006               $ 12,295                      $ 13,630
 10/9/2006               $ 12,427                      $ 13,777
10/10/2006               $ 12,440                      $ 13,791
10/11/2006               $ 12,373                      $ 13,717
10/12/2006               $ 12,593                      $ 13,965
10/13/2006               $ 12,663                      $ 14,044
10/14/2006               $ 12,663                      $ 14,044
10/15/2006               $ 12,663                      $ 14,044
10/16/2006               $ 12,763                      $ 14,154
10/17/2006               $ 12,639                      $ 14,017
10/18/2006               $ 12,639                      $ 14,015
10/19/2006               $ 12,676                      $ 14,060
10/20/2006               $ 12,651                      $ 14,034
10/21/2006               $ 12,651                      $ 14,034
10/22/2006               $ 12,651                      $ 14,034
10/23/2006               $ 12,713                      $ 14,105
10/24/2006               $ 12,717                      $ 14,109
10/25/2006               $ 12,775                      $ 14,177
10/26/2006               $ 12,929                      $ 14,347
10/27/2006               $ 12,771                      $ 14,176
10/28/2006               $ 12,771                      $ 14,176
10/29/2006               $ 12,771                      $ 14,176
10/30/2006               $ 12,792                      $ 14,199
10/31/2006               $ 12,730                      $ 14,132
 11/1/2006               $ 12,514                      $ 13,889
 11/2/2006               $ 12,498                      $ 13,874
 11/3/2006               $ 12,523                      $ 13,907
 11/4/2006               $ 12,523                      $ 13,907
 11/5/2006               $ 12,523                      $ 13,907
 11/6/2006               $ 12,701                      $ 14,106
 11/7/2006               $ 12,763                      $ 14,177
 11/8/2006               $ 12,842                      $ 14,267
 11/9/2006               $ 12,759                      $ 14,173
11/10/2006               $ 12,854                      $ 14,283
11/11/2006               $ 12,854                      $ 14,283
11/12/2006               $ 12,854                      $ 14,283
11/13/2006               $ 12,883                      $ 14,315
11/14/2006               $ 13,053                      $ 14,505
11/15/2006               $ 13,223                      $ 14,694
11/16/2006               $ 13,219                      $ 14,689
11/17/2006               $ 13,210                      $ 14,681
11/18/2006               $ 13,210                      $ 14,681
11/19/2006               $ 13,210                      $ 14,681
11/20/2006               $ 13,215                      $ 14,686
11/21/2006               $ 13,260                      $ 14,742
11/22/2006               $ 13,252                      $ 14,733
11/23/2006               $ 13,252                      $ 14,733
11/24/2006               $ 13,248                      $ 14,729
11/25/2006               $ 13,248                      $ 14,729
11/26/2006               $ 13,248                      $ 14,729
11/27/2006               $ 12,962                      $ 14,411
11/28/2006               $ 12,991                      $ 14,444
11/29/2006               $ 13,148                      $ 14,623
11/30/2006               $ 13,169                      $ 14,642
 12/1/2006               $ 13,103                      $ 14,571
 12/2/2006               $ 13,103                      $ 14,571
 12/3/2006               $ 13,103                      $ 14,571
 12/4/2006               $ 13,285                      $ 14,776
 12/5/2006               $ 13,368                      $ 14,869
 12/6/2006               $ 13,380                      $ 14,884
 12/7/2006               $ 13,326                      $ 14,825
 12/8/2006               $ 13,339                      $ 14,841
 12/9/2006               $ 13,339                      $ 14,841
12/10/2006               $ 13,339                      $ 14,841
12/11/2006               $ 13,326                      $ 14,825
12/12/2006               $ 13,281                      $ 14,774
12/13/2006               $ 13,277                      $ 14,771
12/14/2006               $ 13,347                      $ 14,851
12/15/2006               $ 13,244                      $ 14,735
12/16/2006               $ 13,244                      $ 14,735
12/17/2006               $ 13,244                      $ 14,735
12/18/2006               $ 13,082                      $ 14,547
12/19/2006               $ 13,119                      $ 14,597
12/20/2006               $ 13,173                      $ 14,658
12/21/2006               $ 13,107                      $ 14,582
12/22/2006               $ 13,082                      $ 14,559
12/23/2006               $ 13,082                      $ 14,559
12/24/2006               $ 13,082                      $ 14,559
12/25/2006               $ 13,082                      $ 14,559
12/26/2006               $ 13,177                      $ 14,667
12/27/2006               $ 13,314                      $ 14,821
12/28/2006               $ 13,268                      $ 14,773
12/29/2006               $ 13,136                      $ 14,625
12/30/2006               $ 13,136                      $ 14,625
12/31/2006               $ 13,136                      $ 14,625
  1/1/2007               $ 13,136                      $ 14,625
  1/2/2007               $ 13,136                      $ 14,625
  1/3/2007               $ 13,074                      $ 14,560
  1/4/2007               $ 13,078                      $ 14,567
  1/5/2007               $ 12,949                      $ 14,404
  1/6/2007               $ 12,949                      $ 14,404
  1/7/2007               $ 12,949                      $ 14,404
  1/8/2007               $ 12,958                      $ 14,425
  1/9/2007               $ 12,958                      $ 14,431
 1/10/2007               $ 12,945                      $ 14,419
 1/11/2007               $ 13,053                      $ 14,539
 1/12/2007               $ 13,169                      $ 14,669
 1/13/2007               $ 13,169                      $ 14,669
 1/14/2007               $ 13,169                      $ 14,669
 1/15/2007               $ 13,169                      $ 14,669
 1/16/2007               $ 13,119                      $ 14,618
 1/17/2007               $ 13,107                      $ 14,596
 1/18/2007               $ 12,958                      $ 14,430
 1/19/2007               $ 13,036                      $ 14,521
 1/20/2007               $ 13,036                      $ 14,521
 1/21/2007               $ 13,036                      $ 14,521
 1/22/2007               $ 12,887                      $ 14,353
 1/23/2007               $ 13,028                      $ 14,511
 1/24/2007               $ 13,157                      $ 14,654
 1/25/2007               $ 13,007                      $ 14,493
 1/26/2007               $ 13,040                      $ 14,533
 1/27/2007               $ 13,040                      $ 14,533
 1/28/2007               $ 13,040                      $ 14,533
 1/29/2007               $ 13,119                      $ 14,619
 1/30/2007               $ 13,181                      $ 14,689
 1/31/2007               $ 13,273                      $ 14,792
  2/1/2007               $ 13,447                      $ 14,987
  2/2/2007               $ 13,509                      $ 15,060
  2/3/2007               $ 13,509                      $ 15,060
  2/4/2007               $ 13,509                      $ 15,060
  2/5/2007               $ 13,434                      $ 14,976
  2/6/2007               $ 13,509                      $ 15,063
  2/7/2007               $ 13,567                      $ 15,130
  2/8/2007               $ 13,587                      $ 15,151
  2/9/2007               $ 13,447                      $ 14,995
 2/10/2007               $ 13,447                      $ 14,995
 2/11/2007               $ 13,447                      $ 14,995
 2/12/2007               $ 13,397                      $ 14,940
 2/13/2007               $ 13,484                      $ 15,039
 2/14/2007               $ 13,534                      $ 15,093
 2/15/2007               $ 13,592                      $ 15,161
 2/16/2007               $ 13,641                      $ 15,218
 2/17/2007               $ 13,641                      $ 15,218
 2/18/2007               $ 13,641                      $ 15,218
 2/19/2007               $ 13,641                      $ 15,218
 2/20/2007               $ 13,770                      $ 15,364
 2/21/2007               $ 13,811                      $ 15,411
 2/22/2007               $ 13,815                      $ 15,416
 2/23/2007               $ 13,766                      $ 15,365
 2/24/2007               $ 13,766                      $ 15,365
 2/25/2007               $ 13,766                      $ 15,365
 2/26/2007               $ 13,728                      $ 15,324
 2/27/2007               $ 13,215                      $ 14,748
 2/28/2007               $ 13,235                      $ 14,770
  3/1/2007               $ 13,181                      $ 14,712
  3/2/2007               $ 12,908                      $ 14,408
  3/3/2007               $ 12,908                      $ 14,408
  3/4/2007               $ 12,908                      $ 14,408
  3/5/2007               $ 12,684                      $ 14,167
  3/6/2007               $ 12,941                      $ 14,451
  3/7/2007               $ 12,949                      $ 14,459
  3/8/2007               $ 13,040                      $ 14,563
  3/9/2007               $ 13,090                      $ 14,623
 3/10/2007               $ 13,090                      $ 14,623
 3/11/2007               $ 13,090                      $ 14,623
 3/12/2007               $ 13,161                      $ 14,701
 3/13/2007               $ 12,912                      $ 14,420
 3/14/2007               $ 13,028                      $ 14,543
 3/15/2007               $ 13,119                      $ 14,647
 3/16/2007               $ 13,061                      $ 14,584
 3/17/2007               $ 13,061                      $ 14,584
 3/18/2007               $ 13,061                      $ 14,584
 3/19/2007               $ 13,202                      $ 14,746
 3/20/2007               $ 13,293                      $ 14,846
 3/21/2007               $ 13,513                      $ 15,091
 3/22/2007               $ 13,587                      $ 15,179
 3/23/2007               $ 13,654                      $ 15,259
 3/24/2007               $ 13,654                      $ 15,259
 3/25/2007               $ 13,654                      $ 15,259
 3/26/2007               $ 13,662                      $ 15,265
 3/27/2007               $ 13,563                      $ 15,154
 3/28/2007               $ 13,496                      $ 15,078
 3/29/2007               $ 13,534                      $ 15,120
 3/30/2007               $ 13,517                      $ 15,103
 3/31/2007               $ 13,517                      $ 15,103

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

------------------------------------------------------------------------------------------------------------------------
                                                A-CLASS                             C-CLASS                 H-CLASS
                                               (09/01/04)                          (02/20/04)              (02/20/04)
------------------------------------------------------------------------------------------------------------------------
                                   ONE    ONE      SINCE       SINCE        ONE    ONE       SINCE      ONE      SINCE
                                  YEAR   YEAR*   INCEPTION   INCEPTION*    YEAR   YEAR**   INCEPTION    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND             1.12%  -3.69%    13.40%      11.27%      0.38%  -0.62%      9.45%     1.08%    10.18%
S&P SMALLCAP 600/CITIGROUP
   PURE GROWTH INDEX              2.84%   2.84%    16.17%      16.17%      2.84%   2.84%     14.18%     2.84%    14.18%
------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 45

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

INCEPTION: February 20, 2004

Rydex Mid-Cap Growth Fund H-Class returned 1.42% over the 12-month period ended March 31, 2007. The health care and financial sectors contributed most to this modest return. The consumer staples sector within the mid-cap growth style was a strong performer; however, its allocation was relatively small. The Fund underperformed its mid-cap value counterpart as pure value outperformed pure growth in aggregate. Mid-cap value's outperformance was significantly driven by the allocation to better performing utilities sector stocks. The S&P MidCap 400/Citigroup Pure Growth Index produced a return of 3.31% for the period. Mid-capitalization indices, such as the S&P MidCap 400, fared better than small-capitalization indices, such as the Russell 2000(R) Index, over the same period.

The Fund achieved a daily correlation of more than 0.99 to its benchmark of the daily performance of the S&P MidCap 400/Citigroup Pure Growth Index for the year ended March 31, 2007.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                        S&P MIDCAP 400/CITIGROUP
                                 MID-CAP GROWTH FUND        PURE GROWTH INDEX
Other                                    6.0%                      7.7%
Consumer Discretionary                  33.3%                     32.7%
Health Care                             19.8%                     19.4%
Information Technology                  12.3%                     11.8%
Industrials                             11.3%                     11.3%
Financials                               8.7%                      8.7%
Energy                                   8.3%                      8.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Aeropostale, Inc.                                                           1.8%
Par Pharmaceutical Cos., Inc.                                               1.7%
Career Education Corp.                                                      1.5%
Chico's FAS, Inc.                                                           1.5%
Cytyc Corp.                                                                 1.5%
Corinthian Colleges, Inc.                                                   1.4%
DST Systems, Inc.                                                           1.4%
Energizer Holdings, Inc.                                                    1.3%
Investors Financial Services Corp.                                          1.3%
GameStop Corp. -- Class A                                                   1.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              14.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


46 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  MID-CAP GROWTH FUND         S&P MIDCAP 400/CITIGROUP
   DATE                 C-CLASS                   PURE GROWTH INDEX
 2/20/2004              $ 10,000                      $ 10,000
 2/21/2004              $ 10,000                      $ 10,000
 2/22/2004              $ 10,000                      $ 10,000
 2/23/2004              $  9,860                      $  9,856
 2/24/2004              $  9,876                      $  9,896
 2/25/2004              $  9,924                      $  9,964
 2/26/2004              $  9,996                      $ 10,056
 2/27/2004              $ 10,044                      $ 10,086
 2/28/2004              $ 10,044                      $ 10,086
 2/29/2004              $ 10,044                      $ 10,086
  3/1/2004              $ 10,236                      $ 10,412
  3/2/2004              $ 10,176                      $ 10,368
  3/3/2004              $ 10,160                      $ 10,356
  3/4/2004              $ 10,224                      $ 10,457
  3/5/2004              $ 10,284                      $ 10,543
  3/6/2004              $ 10,284                      $ 10,543
  3/7/2004              $ 10,284                      $ 10,543
  3/8/2004              $ 10,168                      $ 10,432
  3/9/2004              $ 10,092                      $ 10,341
 3/10/2004              $  9,908                      $ 10,130
 3/11/2004              $  9,808                      $  9,998
 3/12/2004              $  9,968                      $ 10,182
 3/13/2004              $  9,968                      $ 10,182
 3/14/2004              $  9,968                      $ 10,182
 3/15/2004              $  9,796                      $  9,992
 3/16/2004              $  9,808                      $ 10,038
 3/17/2004              $  9,920                      $ 10,146
 3/18/2004              $  9,868                      $ 10,127
 3/19/2004              $  9,788                      $ 10,030
 3/20/2004              $  9,788                      $ 10,030
 3/21/2004              $  9,788                      $ 10,030
 3/22/2004              $  9,624                      $  9,854
 3/23/2004              $  9,656                      $  9,896
 3/24/2004              $  9,640                      $  9,876
 3/25/2004              $  9,824                      $ 10,103
 3/26/2004              $  9,832                      $ 10,112
 3/27/2004              $  9,832                      $ 10,112
 3/28/2004              $  9,832                      $ 10,112
 3/29/2004              $  9,964                      $ 10,260
 3/30/2004              $ 10,008                      $ 10,346
 3/31/2004              $ 10,060                      $ 10,389
  4/1/2004              $ 10,140                      $ 10,485
  4/2/2004              $ 10,224                      $ 10,531
  4/3/2004              $ 10,224                      $ 10,531
  4/4/2004              $ 10,224                      $ 10,531
  4/5/2004              $ 10,332                      $ 10,669
  4/6/2004              $ 10,280                      $ 10,620
  4/7/2004              $ 10,288                      $ 10,624
  4/8/2004              $ 10,220                      $ 10,509
  4/9/2004              $ 10,220                      $ 10,509
 4/10/2004              $ 10,220                      $ 10,509
 4/11/2004              $ 10,220                      $ 10,509
 4/12/2004              $ 10,264                      $ 10,563
 4/13/2004              $ 10,088                      $ 10,329
 4/14/2004              $ 10,072                      $ 10,275
 4/15/2004              $ 10,016                      $ 10,239
 4/16/2004              $ 10,028                      $ 10,287
 4/17/2004              $ 10,028                      $ 10,287
 4/18/2004              $ 10,028                      $ 10,287
 4/19/2004              $ 10,092                      $ 10,337
 4/20/2004              $  9,956                      $ 10,163
 4/21/2004              $ 10,052                      $ 10,296
 4/22/2004              $ 10,208                      $ 10,450
 4/23/2004              $ 10,192                      $ 10,383
 4/24/2004              $ 10,192                      $ 10,383
 4/25/2004              $ 10,192                      $ 10,383
 4/26/2004              $ 10,132                      $ 10,321
 4/27/2004              $ 10,132                      $ 10,334
 4/28/2004              $  9,956                      $ 10,145
 4/29/2004              $  9,820                      $  9,965
 4/30/2004              $  9,740                      $  9,869
  5/1/2004              $  9,740                      $  9,869
  5/2/2004              $  9,740                      $  9,869
  5/3/2004              $  9,840                      $  9,979
  5/4/2004              $  9,856                      $ 10,029
  5/5/2004              $  9,932                      $ 10,120
  5/6/2004              $  9,796                      $  9,945
  5/7/2004              $  9,588                      $  9,730
  5/8/2004              $  9,588                      $  9,730
  5/9/2004              $  9,588                      $  9,730
 5/10/2004              $  9,428                      $  9,570
 5/11/2004              $  9,576                      $  9,716
 5/12/2004              $  9,540                      $  9,680
 5/13/2004              $  9,544                      $  9,679
 5/14/2004              $  9,484                      $  9,631
 5/15/2004              $  9,484                      $  9,631
 5/16/2004              $  9,484                      $  9,631
 5/17/2004              $  9,368                      $  9,510
 5/18/2004              $  9,476                      $  9,602
 5/19/2004              $  9,456                      $  9,569
 5/20/2004              $  9,436                      $  9,538
 5/21/2004              $  9,496                      $  9,603
 5/22/2004              $  9,496                      $  9,603
 5/23/2004              $  9,496                      $  9,603
 5/24/2004              $  9,580                      $  9,719
 5/25/2004              $  9,768                      $  9,949
 5/26/2004              $  9,820                      $  9,980
 5/27/2004              $  9,876                      $ 10,065
 5/28/2004              $  9,928                      $ 10,095
 5/29/2004              $  9,928                      $ 10,095
 5/30/2004              $  9,928                      $ 10,095
 5/31/2004              $  9,928                      $ 10,095
  6/1/2004              $  9,972                      $ 10,165
  6/2/2004              $  9,948                      $ 10,146
  6/3/2004              $  9,800                      $  9,999
  6/4/2004              $  9,864                      $ 10,063
  6/5/2004              $  9,864                      $ 10,063
  6/6/2004              $  9,864                      $ 10,063
  6/7/2004              $ 10,040                      $ 10,265
  6/8/2004              $ 10,024                      $ 10,245
  6/9/2004              $  9,900                      $ 10,105
 6/10/2004              $  9,916                      $ 10,102
 6/11/2004              $  9,916                      $ 10,102
 6/12/2004              $  9,916                      $ 10,102
 6/13/2004              $  9,916                      $ 10,102
 6/14/2004              $  9,768                      $  9,943
 6/15/2004              $  9,888                      $ 10,080
 6/16/2004              $  9,904                      $ 10,109
 6/17/2004              $  9,872                      $ 10,088
 6/18/2004              $  9,860                      $ 10,093
 6/19/2004              $  9,860                      $ 10,093
 6/20/2004              $  9,860                      $ 10,093
 6/21/2004              $  9,824                      $ 10,073
 6/22/2004              $  9,880                      $ 10,134
 6/23/2004              $  9,960                      $ 10,250
 6/24/2004              $  9,944                      $ 10,255
 6/25/2004              $  9,996                      $ 10,333
 6/26/2004              $  9,996                      $ 10,333
 6/27/2004              $  9,996                      $ 10,333
 6/28/2004              $  9,948                      $ 10,261
 6/29/2004              $  9,980                      $ 10,289
 6/30/2004              $ 10,044                      $ 10,347
  7/1/2004              $  9,928                      $ 10,230
  7/2/2004              $  9,888                      $ 10,183
  7/3/2004              $  9,888                      $ 10,183
  7/4/2004              $  9,888                      $ 10,183
  7/5/2004              $  9,888                      $ 10,183
  7/6/2004              $  9,792                      $ 10,027
  7/7/2004              $  9,832                      $ 10,071
  7/8/2004              $  9,704                      $  9,904
  7/9/2004              $  9,748                      $  9,972
 7/10/2004              $  9,748                      $  9,972
 7/11/2004              $  9,748                      $  9,972
 7/12/2004              $  9,704                      $  9,936
 7/13/2004              $  9,704                      $  9,940
 7/14/2004              $  9,652                      $  9,889
 7/15/2004              $  9,708                      $  9,956
 7/16/2004              $  9,620                      $  9,876
 7/17/2004              $  9,620                      $  9,876
 7/18/2004              $  9,620                      $  9,876
 7/19/2004              $  9,624                      $  9,863
 7/20/2004              $  9,756                      $  9,998
 7/21/2004              $  9,552                      $  9,800
 7/22/2004              $  9,544                      $  9,813
 7/23/2004              $  9,420                      $  9,682
 7/24/2004              $  9,420                      $  9,682
 7/25/2004              $  9,420                      $  9,682
 7/26/2004              $  9,324                      $  9,613
 7/27/2004              $  9,476                      $  9,774
 7/28/2004              $  9,416                      $  9,638
 7/29/2004              $  9,548                      $  9,805
 7/30/2004              $  9,572                      $  9,810
 7/31/2004              $  9,572                      $  9,810
  8/1/2004              $  9,572                      $  9,810
  8/2/2004              $  9,552                      $  9,752
  8/3/2004              $  9,436                      $  9,633
  8/4/2004              $  9,392                      $  9,568
  8/5/2004              $  9,208                      $  9,375
  8/6/2004              $  9,036                      $  9,226
  8/7/2004              $  9,036                      $  9,226
  8/8/2004              $  9,036                      $  9,226
  8/9/2004              $  9,048                      $  9,231
 8/10/2004              $  9,200                      $  9,393
 8/11/2004              $  9,140                      $  9,319
 8/12/2004              $  9,012                      $  9,176
 8/13/2004              $  9,004                      $  9,189
 8/14/2004              $  9,004                      $  9,189
 8/15/2004              $  9,004                      $  9,189
 8/16/2004              $  9,148                      $  9,334
 8/17/2004              $  9,192                      $  9,380
 8/18/2004              $  9,336                      $  9,525
 8/19/2004              $  9,272                      $  9,467
 8/20/2004              $  9,404                      $  9,623
 8/21/2004              $  9,404                      $  9,623
 8/22/2004              $  9,404                      $  9,623
 8/23/2004              $  9,344                      $  9,577
 8/24/2004              $  9,352                      $  9,585
 8/25/2004              $  9,440                      $  9,691
 8/26/2004              $  9,440                      $  9,700
 8/27/2004              $  9,492                      $  9,752
 8/28/2004              $  9,492                      $  9,752
 8/29/2004              $  9,492                      $  9,752
 8/30/2004              $  9,384                      $  9,624
 8/31/2004              $  9,440                      $  9,688
  9/1/2004              $  9,524                      $  9,811
  9/2/2004              $  9,624                      $  9,922
  9/3/2004              $  9,552                      $  9,862
  9/4/2004              $  9,552                      $  9,862
  9/5/2004              $  9,552                      $  9,862
  9/6/2004              $  9,552                      $  9,862
  9/7/2004              $  9,612                      $  9,933
  9/8/2004              $  9,556                      $  9,859
  9/9/2004              $  9,608                      $  9,892
 9/10/2004              $  9,672                      $  9,966
 9/11/2004              $  9,672                      $  9,966
 9/12/2004              $  9,672                      $  9,966
 9/13/2004              $  9,748                      $ 10,063
 9/14/2004              $  9,732                      $ 10,053
 9/15/2004              $  9,676                      $  9,986
 9/16/2004              $  9,720                      $ 10,054
 9/17/2004              $  9,696                      $ 10,028
 9/18/2004              $  9,696                      $ 10,028
 9/19/2004              $  9,696                      $ 10,028
 9/20/2004              $  9,656                      $  9,968
 9/21/2004              $  9,728                      $ 10,059
 9/22/2004              $  9,596                      $  9,936
 9/23/2004              $  9,568                      $  9,914
 9/24/2004              $  9,636                      $  9,983
 9/25/2004              $  9,636                      $  9,983
 9/26/2004              $  9,636                      $  9,983
 9/27/2004              $  9,516                      $  9,856
 9/28/2004              $  9,588                      $  9,933
 9/29/2004              $  9,644                      $  9,988
 9/30/2004              $  9,692                      $ 10,015
 10/1/2004              $  9,824                      $ 10,156
 10/2/2004              $  9,824                      $ 10,156
 10/3/2004              $  9,824                      $ 10,156
 10/4/2004              $  9,892                      $ 10,186
 10/5/2004              $  9,856                      $ 10,180
 10/6/2004              $  9,904                      $ 10,241
 10/7/2004              $  9,792                      $ 10,112
 10/8/2004              $  9,712                      $ 10,030
 10/9/2004              $  9,712                      $ 10,030
10/10/2004              $  9,712                      $ 10,030
10/11/2004              $  9,724                      $ 10,048
10/12/2004              $  9,676                      $ 10,006
10/13/2004              $  9,624                      $  9,929
10/14/2004              $  9,536                      $  9,839
10/15/2004              $  9,568                      $  9,854
10/16/2004              $  9,568                      $  9,854
10/17/2004              $  9,568                      $  9,854
10/18/2004              $  9,652                      $  9,925
10/19/2004              $  9,588                      $  9,841
10/20/2004              $  9,652                      $  9,913
10/21/2004              $  9,752                      $  9,992
10/22/2004              $  9,636                      $  9,887
10/23/2004              $  9,636                      $  9,887
10/24/2004              $  9,636                      $  9,887
10/25/2004              $  9,644                      $  9,903
10/26/2004              $  9,676                      $  9,982
10/27/2004              $  9,872                      $ 10,159
10/28/2004              $  9,872                      $ 10,159
10/29/2004              $  9,896                      $ 10,166
10/30/2004              $  9,896                      $ 10,166
10/31/2004              $  9,896                      $ 10,166
 11/1/2004              $  9,872                      $ 10,155
 11/2/2004              $  9,860                      $ 10,164
 11/3/2004              $  9,976                      $ 10,268
 11/4/2004              $ 10,108                      $ 10,412
 11/5/2004              $ 10,156                      $ 10,456
 11/6/2004              $ 10,156                      $ 10,456
 11/7/2004              $ 10,156                      $ 10,456
 11/8/2004              $ 10,116                      $ 10,438
 11/9/2004              $ 10,148                      $ 10,464
11/10/2004              $ 10,172                      $ 10,490
11/11/2004              $ 10,268                      $ 10,609
11/12/2004              $ 10,372                      $ 10,757
11/13/2004              $ 10,372                      $ 10,757
11/14/2004              $ 10,372                      $ 10,757
11/15/2004              $ 10,368                      $ 10,777
11/16/2004              $ 10,296                      $ 10,703
11/17/2004              $ 10,380                      $ 10,789
11/18/2004              $ 10,360                      $ 10,779
11/19/2004              $ 10,220                      $ 10,617
11/20/2004              $ 10,220                      $ 10,617
11/21/2004              $ 10,220                      $ 10,617
11/22/2004              $ 10,275                      $ 10,663
11/23/2004              $ 10,323                      $ 10,748
11/24/2004              $ 10,403                      $ 10,867
11/25/2004              $ 10,403                      $ 10,867
11/26/2004              $ 10,403                      $ 10,873
11/27/2004              $ 10,403                      $ 10,873
11/28/2004              $ 10,403                      $ 10,873
11/29/2004              $ 10,383                      $ 10,828
11/30/2004              $ 10,339                      $ 10,778
 12/1/2004              $ 10,503                      $ 10,982
 12/2/2004              $ 10,475                      $ 10,950
 12/3/2004              $ 10,491                      $ 10,968
 12/4/2004              $ 10,491                      $ 10,968
 12/5/2004              $ 10,491                      $ 10,968
 12/6/2004              $ 10,479                      $ 10,964
 12/7/2004              $ 10,319                      $ 10,804
 12/8/2004              $ 10,399                      $ 10,884
 12/9/2004              $ 10,435                      $ 10,967
12/10/2004              $ 10,423                      $ 10,988
12/11/2004              $ 10,423                      $ 10,988
12/12/2004              $ 10,423                      $ 10,988
12/13/2004              $ 10,487                      $ 11,048
12/14/2004              $ 10,595                      $ 11,184
12/15/2004              $ 10,627                      $ 11,261
12/16/2004              $ 10,563                      $ 11,195
12/17/2004              $ 10,563                      $ 11,215
12/18/2004              $ 10,563                      $ 11,215
12/19/2004              $ 10,563                      $ 11,215
12/20/2004              $ 10,531                      $ 11,145
12/21/2004              $ 10,639                      $ 11,253
12/22/2004              $ 10,675                      $ 11,319
12/23/2004              $ 10,691                      $ 11,347
12/24/2004              $ 10,691                      $ 11,347
12/25/2004              $ 10,691                      $ 11,347
12/26/2004              $ 10,691                      $ 11,347
12/27/2004              $ 10,623                      $ 11,256
12/28/2004              $ 10,767                      $ 11,421
12/29/2004              $ 10,771                      $ 11,432
12/30/2004              $ 10,779                      $ 11,449
12/31/2004              $ 10,759                      $ 11,419
  1/1/2005              $ 10,759                      $ 11,419
  1/2/2005              $ 10,759                      $ 11,419
  1/3/2005              $ 10,571                      $ 11,246
  1/4/2005              $ 10,407                      $ 11,042
  1/5/2005              $ 10,303                      $ 10,946
  1/6/2005              $ 10,359                      $ 11,026
  1/7/2005              $ 10,315                      $ 10,965
  1/8/2005              $ 10,315                      $ 10,965
  1/9/2005              $ 10,315                      $ 10,965
 1/10/2005              $ 10,379                      $ 11,056
 1/11/2005              $ 10,315                      $ 10,998
 1/12/2005              $ 10,339                      $ 11,024
 1/13/2005              $ 10,295                      $ 10,986
 1/14/2005              $ 10,379                      $ 11,054
 1/15/2005              $ 10,379                      $ 11,054
 1/16/2005              $ 10,379                      $ 11,054
 1/17/2005              $ 10,379                      $ 11,054
 1/18/2005              $ 10,471                      $ 11,149
 1/19/2005              $ 10,371                      $ 11,036
 1/20/2005              $ 10,335                      $ 10,948
 1/21/2005              $ 10,267                      $ 10,856
 1/22/2005              $ 10,267                      $ 10,856
 1/23/2005              $ 10,267                      $ 10,856
 1/24/2005              $ 10,195                      $ 10,769
 1/25/2005              $ 10,231                      $ 10,818
 1/26/2005              $ 10,339                      $ 10,942
 1/27/2005              $ 10,391                      $ 10,990
 1/28/2005              $ 10,319                      $ 10,926
 1/29/2005              $ 10,319                      $ 10,926
 1/30/2005              $ 10,319                      $ 10,926
 1/31/2005              $ 10,479                      $ 11,109
  2/1/2005              $ 10,559                      $ 11,195
  2/2/2005              $ 10,611                      $ 11,248
  2/3/2005              $ 10,603                      $ 11,235
  2/4/2005              $ 10,735                      $ 11,404
  2/5/2005              $ 10,735                      $ 11,404
  2/6/2005              $ 10,735                      $ 11,404
  2/7/2005              $ 10,715                      $ 11,394
  2/8/2005              $ 10,723                      $ 11,420
  2/9/2005              $ 10,579                      $ 11,247
 2/10/2005              $ 10,623                      $ 11,295
 2/11/2005              $ 10,751                      $ 11,408
 2/12/2005              $ 10,751                      $ 11,408
 2/13/2005              $ 10,751                      $ 11,408
 2/14/2005              $ 10,739                      $ 11,388
 2/15/2005              $ 10,771                      $ 11,391
 2/16/2005              $ 10,815                      $ 11,425
 2/17/2005              $ 10,735                      $ 11,376
 2/18/2005              $ 10,727                      $ 11,360
 2/19/2005              $ 10,727                      $ 11,360
 2/20/2005              $ 10,727                      $ 11,360
 2/21/2005              $ 10,727                      $ 11,360
 2/22/2005              $ 10,563                      $ 11,174
 2/23/2005              $ 10,635                      $ 11,274
 2/24/2005              $ 10,767                      $ 11,447
 2/25/2005              $ 10,871                      $ 11,600
 2/26/2005              $ 10,871                      $ 11,600
 2/27/2005              $ 10,871                      $ 11,600
 2/28/2005              $ 10,831                      $ 11,525
  3/1/2005              $ 10,903                      $ 11,626
  3/2/2005              $ 10,915                      $ 11,643
  3/3/2005              $ 10,899                      $ 11,602
  3/4/2005              $ 10,995                      $ 11,740
  3/5/2005              $ 10,995                      $ 11,740
  3/6/2005              $ 10,995                      $ 11,740
  3/7/2005              $ 11,039                      $ 11,779
  3/8/2005              $ 10,971                      $ 11,655
  3/9/2005              $ 10,867                      $ 11,512
 3/10/2005              $ 10,831                      $ 11,455
 3/11/2005              $ 10,843                      $ 11,455
 3/12/2005              $ 10,843                      $ 11,455
 3/13/2005              $ 10,843                      $ 11,455
 3/14/2005              $ 10,899                      $ 11,517
 3/15/2005              $ 10,863                      $ 11,489
 3/16/2005              $ 10,755                      $ 11,412
 3/17/2005              $ 10,787                      $ 11,403
 3/18/2005              $ 10,751                      $ 11,378
 3/19/2005              $ 10,751                      $ 11,378
 3/20/2005              $ 10,751                      $ 11,378
 3/21/2005              $ 10,731                      $ 11,359
 3/22/2005              $ 10,687                      $ 11,338
 3/23/2005              $ 10,619                      $ 11,291
 3/24/2005              $ 10,627                      $ 11,306
 3/25/2005              $ 10,627                      $ 11,306
 3/26/2005              $ 10,627                      $ 11,306
 3/27/2005              $ 10,627                      $ 11,306
 3/28/2005              $ 10,627                      $ 11,327
 3/29/2005              $ 10,503                      $ 11,209
 3/30/2005              $ 10,639                      $ 11,357
 3/31/2005              $ 10,667                      $ 11,395
  4/1/2005              $ 10,623                      $ 11,359
  4/2/2005              $ 10,623                      $ 11,359
  4/3/2005              $ 10,623                      $ 11,359
  4/4/2005              $ 10,631                      $ 11,395
  4/5/2005              $ 10,667                      $ 11,456
  4/6/2005              $ 10,703                      $ 11,473
  4/7/2005              $ 10,743                      $ 11,509
  4/8/2005              $ 10,623                      $ 11,378
  4/9/2005              $ 10,623                      $ 11,378
 4/10/2005              $ 10,623                      $ 11,378
 4/11/2005              $ 10,587                      $ 11,338
 4/12/2005              $ 10,607                      $ 11,373
 4/13/2005              $ 10,451                      $ 11,210
 4/14/2005              $ 10,295                      $ 11,046
 4/15/2005              $ 10,119                      $ 10,826
 4/16/2005              $ 10,119                      $ 10,826
 4/17/2005              $ 10,119                      $ 10,826
 4/18/2005              $ 10,199                      $ 10,934
 4/19/2005              $ 10,331                      $ 11,064
 4/20/2005              $ 10,175                      $ 10,883
 4/21/2005              $ 10,375                      $ 11,095
 4/22/2005              $ 10,267                      $ 10,975
 4/23/2005              $ 10,267                      $ 10,975
 4/24/2005              $ 10,267                      $ 10,975
 4/25/2005              $ 10,407                      $ 11,121
 4/26/2005              $ 10,307                      $ 10,995
 4/27/2005              $ 10,295                      $ 10,988
 4/28/2005              $ 10,163                      $ 10,793
 4/29/2005              $ 10,207                      $ 10,832
 4/30/2005              $ 10,207                      $ 10,832
  5/1/2005              $ 10,207                      $ 10,832
  5/2/2005              $ 10,279                      $ 10,920
  5/3/2005              $ 10,251                      $ 10,868
  5/4/2005              $ 10,383                      $ 10,989
  5/5/2005              $ 10,419                      $ 11,029
  5/6/2005              $ 10,447                      $ 11,021
  5/7/2005              $ 10,447                      $ 11,021
  5/8/2005              $ 10,447                      $ 11,021
  5/9/2005              $ 10,507                      $ 11,098
 5/10/2005              $ 10,431                      $ 11,025
 5/11/2005              $ 10,471                      $ 11,050
 5/12/2005              $ 10,335                      $ 10,905
 5/13/2005              $ 10,279                      $ 10,858
 5/14/2005              $ 10,279                      $ 10,858
 5/15/2005              $ 10,279                      $ 10,858
 5/16/2005              $ 10,383                      $ 10,993
 5/17/2005              $ 10,475                      $ 11,097
 5/18/2005              $ 10,651                      $ 11,310
 5/19/2005              $ 10,711                      $ 11,382
 5/20/2005              $ 10,703                      $ 11,366
 5/21/2005              $ 10,703                      $ 11,366
 5/22/2005              $ 10,703                      $ 11,366
 5/23/2005              $ 10,779                      $ 11,468
 5/24/2005              $ 10,775                      $ 11,466
 5/25/2005              $ 10,683                      $ 11,364
 5/26/2005              $ 10,771                      $ 11,526
 5/27/2005              $ 10,807                      $ 11,574
 5/28/2005              $ 10,807                      $ 11,574
 5/29/2005              $ 10,807                      $ 11,574
 5/30/2005              $ 10,807                      $ 11,574
 5/31/2005              $ 10,795                      $ 11,585
  6/1/2005              $ 10,879                      $ 11,669
  6/2/2005              $ 10,935                      $ 11,764
  6/3/2005              $ 10,863                      $ 11,672
  6/4/2005              $ 10,863                      $ 11,672
  6/5/2005              $ 10,863                      $ 11,672
  6/6/2005              $ 10,903                      $ 11,741
  6/7/2005              $ 10,919                      $ 11,808
  6/8/2005              $ 10,863                      $ 11,722
  6/9/2005              $ 10,939                      $ 11,842
 6/10/2005              $ 10,927                      $ 11,807
 6/11/2005              $ 10,927                      $ 11,807
 6/12/2005              $ 10,927                      $ 11,807
 6/13/2005              $ 10,975                      $ 11,858
 6/14/2005              $ 11,007                      $ 11,904
 6/15/2005              $ 11,031                      $ 11,926
 6/16/2005              $ 11,131                      $ 12,030
 6/17/2005              $ 11,139                      $ 12,039
 6/18/2005              $ 11,139                      $ 12,039
 6/19/2005              $ 11,139                      $ 12,039
 6/20/2005              $ 11,099                      $ 11,977
 6/21/2005              $ 11,071                      $ 11,932
 6/22/2005              $ 11,067                      $ 11,933
 6/23/2005              $ 10,951                      $ 11,767
 6/24/2005              $ 10,843                      $ 11,627
 6/25/2005              $ 10,843                      $ 11,627
 6/26/2005              $ 10,843                      $ 11,627
 6/27/2005              $ 10,863                      $ 11,690
 6/28/2005              $ 11,003                      $ 11,862
 6/29/2005              $ 11,031                      $ 11,886
 6/30/2005              $ 10,967                      $ 11,826
  7/1/2005              $ 11,027                      $ 11,894
  7/2/2005              $ 11,027                      $ 11,894
  7/3/2005              $ 11,027                      $ 11,894
  7/4/2005              $ 11,027                      $ 11,894
  7/5/2005              $ 11,139                      $ 12,010
  7/6/2005              $ 11,063                      $ 11,916
  7/7/2005              $ 11,099                      $ 11,968
  7/8/2005              $ 11,231                      $ 12,088
  7/9/2005              $ 11,231                      $ 12,088
 7/10/2005              $ 11,231                      $ 12,088
 7/11/2005              $ 11,319                      $ 12,213
 7/12/2005              $ 11,335                      $ 12,239
 7/13/2005              $ 11,295                      $ 12,202
 7/14/2005              $ 11,263                      $ 12,158
 7/15/2005              $ 11,295                      $ 12,214
 7/16/2005              $ 11,295                      $ 12,214
 7/17/2005              $ 11,295                      $ 12,214
 7/18/2005              $ 11,271                      $ 12,197
 7/19/2005              $ 11,387                      $ 12,318
 7/20/2005              $ 11,451                      $ 12,366
 7/21/2005              $ 11,315                      $ 12,200
 7/22/2005              $ 11,391                      $ 12,293
 7/23/2005              $ 11,391                      $ 12,293
 7/24/2005              $ 11,391                      $ 12,293
 7/25/2005              $ 11,331                      $ 12,216
 7/26/2005              $ 11,343                      $ 12,239
 7/27/2005              $ 11,375                      $ 12,299
 7/28/2005              $ 11,491                      $ 12,376
 7/29/2005              $ 11,475                      $ 12,323
 7/30/2005              $ 11,475                      $ 12,323
 7/31/2005              $ 11,475                      $ 12,323
  8/1/2005              $ 11,499                      $ 12,371
  8/2/2005              $ 11,559                      $ 12,421
  8/3/2005              $ 11,539                      $ 12,370
  8/4/2005              $ 11,435                      $ 12,246
  8/5/2005              $ 11,311                      $ 12,110
  8/6/2005              $ 11,311                      $ 12,110
  8/7/2005              $ 11,311                      $ 12,110
  8/8/2005              $ 11,247                      $ 12,021
  8/9/2005              $ 11,295                      $ 12,061
 8/10/2005              $ 11,315                      $ 12,072
 8/11/2005              $ 11,399                      $ 12,156
 8/12/2005              $ 11,367                      $ 12,108
 8/13/2005              $ 11,367                      $ 12,108
 8/14/2005              $ 11,367                      $ 12,108
 8/15/2005              $ 11,379                      $ 12,116
 8/16/2005              $ 11,223                      $ 11,923
 8/17/2005              $ 11,231                      $ 11,915
 8/18/2005              $ 11,211                      $ 11,893
 8/19/2005              $ 11,223                      $ 11,874
 8/20/2005              $ 11,223                      $ 11,874
 8/21/2005              $ 11,223                      $ 11,874
 8/22/2005              $ 11,243                      $ 11,860
 8/23/2005              $ 11,219                      $ 11,839
 8/24/2005              $ 11,203                      $ 11,858
 8/25/2005              $ 11,223                      $ 11,888
 8/26/2005              $ 11,103                      $ 11,745
 8/27/2005              $ 11,103                      $ 11,745
 8/28/2005              $ 11,103                      $ 11,745
 8/29/2005              $ 11,191                      $ 11,833
 8/30/2005              $ 11,127                      $ 11,760
 8/31/2005              $ 11,323                      $ 11,961
  9/1/2005              $ 11,287                      $ 11,894
  9/2/2005              $ 11,227                      $ 11,828
  9/3/2005              $ 11,227                      $ 11,828
  9/4/2005              $ 11,227                      $ 11,828
  9/5/2005              $ 11,227                      $ 11,828
  9/6/2005              $ 11,367                      $ 11,972
  9/7/2005              $ 11,431                      $ 12,049
  9/8/2005              $ 11,375                      $ 11,971
  9/9/2005              $ 11,459                      $ 12,091
 9/10/2005              $ 11,459                      $ 12,091
 9/11/2005              $ 11,459                      $ 12,091
 9/12/2005              $ 11,475                      $ 12,118
 9/13/2005              $ 11,383                      $ 12,031
 9/14/2005              $ 11,323                      $ 11,984
 9/15/2005              $ 11,303                      $ 11,985
 9/16/2005              $ 11,347                      $ 11,998
 9/17/2005              $ 11,347                      $ 11,998
 9/18/2005              $ 11,347                      $ 11,998
 9/19/2005              $ 11,279                      $ 11,891
 9/20/2005              $ 11,167                      $ 11,751
 9/21/2005              $ 11,023                      $ 11,606
 9/22/2005              $ 11,071                      $ 11,698
 9/23/2005              $ 11,111                      $ 11,735
 9/24/2005              $ 11,111                      $ 11,735
 9/25/2005              $ 11,111                      $ 11,735
 9/26/2005              $ 11,171                      $ 11,825
 9/27/2005              $ 11,163                      $ 11,820
 9/28/2005              $ 11,151                      $ 11,807
 9/29/2005              $ 11,271                      $ 11,920
 9/30/2005              $ 11,371                      $ 12,008
 10/1/2005              $ 11,371                      $ 12,008
 10/2/2005              $ 11,371                      $ 12,008
 10/3/2005              $ 11,431                      $ 12,072
 10/4/2005              $ 11,311                      $ 11,796
 10/5/2005              $ 11,063                      $ 11,551
 10/6/2005              $ 10,967                      $ 11,496
 10/7/2005              $ 11,015                      $ 11,507
 10/8/2005              $ 11,015                      $ 11,507
 10/9/2005              $ 11,015                      $ 11,507
10/10/2005              $ 10,955                      $ 11,426
10/11/2005              $ 10,899                      $ 11,366
10/12/2005              $ 10,763                      $ 11,226
10/13/2005              $ 10,735                      $ 11,215
10/14/2005              $ 10,879                      $ 11,334
10/15/2005              $ 10,879                      $ 11,334
10/16/2005              $ 10,879                      $ 11,334
10/17/2005              $ 10,935                      $ 11,378
10/18/2005              $ 10,803                      $ 11,263
10/19/2005              $ 10,979                      $ 11,459
10/20/2005              $ 10,855                      $ 11,309
10/21/2005              $ 10,947                      $ 11,411
10/22/2005              $ 10,947                      $ 11,411
10/23/2005              $ 10,947                      $ 11,411
10/24/2005              $ 11,135                      $ 11,601
10/25/2005              $ 11,095                      $ 11,563
10/26/2005              $ 11,051                      $ 11,528
10/27/2005              $ 10,823                      $ 11,333
10/28/2005              $ 11,003                      $ 11,531
10/29/2005              $ 11,003                      $ 11,531
10/30/2005              $ 11,003                      $ 11,531
10/31/2005              $ 11,183                      $ 11,902
 11/1/2005              $ 11,203                      $ 11,764
 11/2/2005              $ 11,403                      $ 11,980
 11/3/2005              $ 11,467                      $ 12,057
 11/4/2005              $ 11,447                      $ 12,047
 11/5/2005              $ 11,447                      $ 12,047
 11/6/2005              $ 11,447                      $ 12,047
 11/7/2005              $ 11,483                      $ 12,259
 11/8/2005              $ 11,403                      $ 12,158
 11/9/2005              $ 11,443                      $ 12,196
11/10/2005              $ 11,503                      $ 12,294
11/11/2005              $ 11,523                      $ 12,332
11/12/2005              $ 11,523                      $ 12,332
11/13/2005              $ 11,523                      $ 12,332
11/14/2005              $ 11,523                      $ 12,316
11/15/2005              $ 11,455                      $ 12,190
11/16/2005              $ 11,471                      $ 12,249
11/17/2005              $ 11,659                      $ 12,473
11/18/2005              $ 11,687                      $ 12,468
11/19/2005              $ 11,687                      $ 12,468
11/20/2005              $ 11,687                      $ 12,468
11/21/2005              $ 11,811                      $ 12,579
11/22/2005              $ 11,896                      $ 12,695
11/23/2005              $ 11,912                      $ 12,717
11/24/2005              $ 11,912                      $ 12,717
11/25/2005              $ 11,944                      $ 12,757
11/26/2005              $ 11,944                      $ 12,757
11/27/2005              $ 11,944                      $ 12,757
11/28/2005              $ 11,739                      $ 12,552
11/29/2005              $ 11,767                      $ 12,569
11/30/2005              $ 11,775                      $ 12,556
 12/1/2005              $ 11,956                      $ 12,712
 12/2/2005              $ 11,960                      $ 12,738
 12/3/2005              $ 11,960                      $ 12,738
 12/4/2005              $ 11,960                      $ 12,738
 12/5/2005              $ 11,904                      $ 12,678
 12/6/2005              $ 11,896                      $ 12,672
 12/7/2005              $ 11,851                      $ 12,629
 12/8/2005              $ 11,880                      $ 12,663
 12/9/2005              $ 11,928                      $ 12,736
12/10/2005              $ 11,928                      $ 12,736
12/11/2005              $ 11,928                      $ 12,736
12/12/2005              $ 11,936                      $ 12,730
12/13/2005              $ 11,960                      $ 12,729
12/14/2005              $ 12,020                      $ 12,825
12/15/2005              $ 11,944                      $ 12,735
12/16/2005              $ 11,884                      $ 12,743
12/17/2005              $ 11,884                      $ 12,743
12/18/2005              $ 11,884                      $ 12,743
12/19/2005              $ 11,731                      $ 12,589
12/20/2005              $ 11,767                      $ 12,631
12/21/2005              $ 11,872                      $ 12,743
12/22/2005              $ 11,976                      $ 12,854
12/23/2005              $ 12,035                      $ 12,924
12/24/2005              $ 12,035                      $ 12,924
12/25/2005              $ 12,035                      $ 12,924
12/26/2005              $ 12,035                      $ 12,924
12/27/2005              $ 11,923                      $ 12,801
12/28/2005              $ 12,007                      $ 12,893
12/29/2005              $ 11,983                      $ 12,867
12/30/2005              $ 11,911                      $ 12,794
12/31/2005              $ 11,911                      $ 12,794
  1/1/2006              $ 11,911                      $ 12,794
  1/2/2006              $ 11,911                      $ 12,794
  1/3/2006              $ 12,035                      $ 12,927
  1/4/2006              $ 12,108                      $ 13,008
  1/5/2006              $ 12,148                      $ 13,052
  1/6/2006              $ 12,293                      $ 13,215
  1/7/2006              $ 12,293                      $ 13,215
  1/8/2006              $ 12,293                      $ 13,215
  1/9/2006              $ 12,429                      $ 13,360
 1/10/2006              $ 12,449                      $ 13,385
 1/11/2006              $ 12,441                      $ 13,376
 1/12/2006              $ 12,341                      $ 13,268
 1/13/2006              $ 12,301                      $ 13,229
 1/14/2006              $ 12,301                      $ 13,229
 1/15/2006              $ 12,301                      $ 13,229
 1/16/2006              $ 12,301                      $ 13,229
 1/17/2006              $ 12,212                      $ 13,135
 1/18/2006              $ 12,212                      $ 13,135
 1/19/2006              $ 12,337                      $ 13,271
 1/20/2006              $ 12,088                      $ 13,004
 1/21/2006              $ 12,088                      $ 13,004
 1/22/2006              $ 12,088                      $ 13,004
 1/23/2006              $ 12,104                      $ 13,021
 1/24/2006              $ 12,216                      $ 13,140
 1/25/2006              $ 12,184                      $ 13,082
 1/26/2006              $ 12,373                      $ 13,286
 1/27/2006              $ 12,433                      $ 13,354
 1/28/2006              $ 12,433                      $ 13,354
 1/29/2006              $ 12,433                      $ 13,354
 1/30/2006              $ 12,429                      $ 13,350
 1/31/2006              $ 12,546                      $ 13,478
  2/1/2006              $ 12,546                      $ 13,477
  2/2/2006              $ 12,453                      $ 13,379
  2/3/2006              $ 12,429                      $ 13,358
  2/4/2006              $ 12,429                      $ 13,358
  2/5/2006              $ 12,429                      $ 13,358
  2/6/2006              $ 12,425                      $ 13,351
  2/7/2006              $ 12,272                      $ 13,189
  2/8/2006              $ 12,385                      $ 13,311
  2/9/2006              $ 12,345                      $ 13,267
 2/10/2006              $ 12,297                      $ 13,220
 2/11/2006              $ 12,297                      $ 13,220
 2/12/2006              $ 12,297                      $ 13,220
 2/13/2006              $ 12,196                      $ 13,111
 2/14/2006              $ 12,297                      $ 13,220
 2/15/2006              $ 12,357                      $ 13,285
 2/16/2006              $ 12,457                      $ 13,394
 2/17/2006              $ 12,429                      $ 13,368
 2/18/2006              $ 12,429                      $ 13,368
 2/19/2006              $ 12,429                      $ 13,368
 2/20/2006              $ 12,429                      $ 13,368
 2/21/2006              $ 12,333                      $ 13,266
 2/22/2006              $ 12,502                      $ 13,447
 2/23/2006              $ 12,469                      $ 13,413
 2/24/2006              $ 12,558                      $ 13,509
 2/25/2006              $ 12,558                      $ 13,509
 2/26/2006              $ 12,558                      $ 13,509
 2/27/2006              $ 12,618                      $ 13,574
 2/28/2006              $ 12,445                      $ 13,387
  3/1/2006              $ 12,622                      $ 13,579
  3/2/2006              $ 12,518                      $ 13,468
  3/3/2006              $ 12,469                      $ 13,421
  3/4/2006              $ 12,469                      $ 13,421
  3/5/2006              $ 12,469                      $ 13,421
  3/6/2006              $ 12,365                      $ 13,310
  3/7/2006              $ 12,208                      $ 13,143
  3/8/2006              $ 12,216                      $ 13,152
  3/9/2006              $ 12,132                      $ 13,061
 3/10/2006              $ 12,220                      $ 13,160
 3/11/2006              $ 12,220                      $ 13,160
 3/12/2006              $ 12,220                      $ 13,160
 3/13/2006              $ 12,276                      $ 13,222
 3/14/2006              $ 12,397                      $ 13,356
 3/15/2006              $ 12,441                      $ 13,405
 3/16/2006              $ 12,417                      $ 13,377
 3/17/2006              $ 12,457                      $ 13,423
 3/18/2006              $ 12,457                      $ 13,423
 3/19/2006              $ 12,457                      $ 13,423
 3/20/2006              $ 12,445                      $ 13,411
 3/21/2006              $ 12,357                      $ 13,316
 3/22/2006              $ 12,457                      $ 13,428
 3/23/2006              $ 12,481                      $ 13,453
 3/24/2006              $ 12,514                      $ 13,492
 3/25/2006              $ 12,514                      $ 13,492
 3/26/2006              $ 12,514                      $ 13,492
 3/27/2006              $ 12,477                      $ 13,457
 3/28/2006              $ 12,465                      $ 13,445
 3/29/2006              $ 12,622                      $ 13,613
 3/30/2006              $ 12,630                      $ 13,623
 3/31/2006              $ 12,646                      $ 13,645
  4/1/2006              $ 12,646                      $ 13,645
  4/2/2006              $ 12,646                      $ 13,645
  4/3/2006              $ 12,570                      $ 13,560
  4/4/2006              $ 12,634                      $ 13,633
  4/5/2006              $ 12,743                      $ 13,750
  4/6/2006              $ 12,755                      $ 13,766
  4/7/2006              $ 12,638                      $ 13,642
  4/8/2006              $ 12,638                      $ 13,642
  4/9/2006              $ 12,638                      $ 13,642
 4/10/2006              $ 12,570                      $ 13,570
 4/11/2006              $ 12,445                      $ 13,436
 4/12/2006              $ 12,449                      $ 13,441
 4/13/2006              $ 12,461                      $ 13,455
 4/14/2006              $ 12,461                      $ 13,455
 4/15/2006              $ 12,461                      $ 13,455
 4/16/2006              $ 12,461                      $ 13,455
 4/17/2006              $ 12,441                      $ 13,434
 4/18/2006              $ 12,702                      $ 13,718
 4/19/2006              $ 12,803                      $ 13,831
 4/20/2006              $ 12,799                      $ 13,828
 4/21/2006              $ 12,682                      $ 13,704
 4/22/2006              $ 12,682                      $ 13,704
 4/23/2006              $ 12,682                      $ 13,704
 4/24/2006              $ 12,598                      $ 13,614
 4/25/2006              $ 12,558                      $ 13,573
 4/26/2006              $ 12,522                      $ 13,534
 4/27/2006              $ 12,469                      $ 13,475
 4/28/2006              $ 12,522                      $ 13,536
 4/29/2006              $ 12,522                      $ 13,536
 4/30/2006              $ 12,522                      $ 13,536
  5/1/2006              $ 12,437                      $ 13,449
  5/2/2006              $ 12,477                      $ 13,492
  5/3/2006              $ 12,469                      $ 13,485
  5/4/2006              $ 12,453                      $ 13,470
  5/5/2006              $ 12,574                      $ 13,602
  5/6/2006              $ 12,574                      $ 13,602
  5/7/2006              $ 12,574                      $ 13,602
  5/8/2006              $ 12,570                      $ 13,599
  5/9/2006              $ 12,530                      $ 13,553
 5/10/2006              $ 12,489                      $ 13,511
 5/11/2006              $ 12,321                      $ 13,332
 5/12/2006              $ 12,116                      $ 13,110
 5/13/2006              $ 12,116                      $ 13,110
 5/14/2006              $ 12,116                      $ 13,110
 5/15/2006              $ 12,047                      $ 13,038
 5/16/2006              $ 12,031                      $ 13,024
 5/17/2006              $ 11,838                      $ 12,815
 5/18/2006              $ 11,774                      $ 12,748
 5/19/2006              $ 11,838                      $ 12,815
 5/20/2006              $ 11,838                      $ 12,815
 5/21/2006              $ 11,838                      $ 12,815
 5/22/2006              $ 11,718                      $ 12,688
 5/23/2006              $ 11,638                      $ 12,601
 5/24/2006              $ 11,601                      $ 12,563
 5/25/2006              $ 11,714                      $ 12,687
 5/26/2006              $ 11,794                      $ 12,775
 5/27/2006              $ 11,794                      $ 12,775
 5/28/2006              $ 11,794                      $ 12,775
 5/29/2006              $ 11,794                      $ 12,775
 5/30/2006              $ 11,577                      $ 12,542
 5/31/2006              $ 11,742                      $ 12,725
  6/1/2006              $ 11,923                      $ 12,922
  6/2/2006              $ 11,935                      $ 12,940
  6/3/2006              $ 11,935                      $ 12,940
  6/4/2006              $ 11,935                      $ 12,940
  6/5/2006              $ 11,634                      $ 12,601
  6/6/2006              $ 11,605                      $ 12,573
  6/7/2006              $ 11,545                      $ 12,506
  6/8/2006              $ 11,509                      $ 12,470
  6/9/2006              $ 11,465                      $ 12,425
 6/10/2006              $ 11,465                      $ 12,425
 6/11/2006              $ 11,465                      $ 12,425
 6/12/2006              $ 11,167                      $ 12,106
 6/13/2006              $ 10,983                      $ 11,904
 6/14/2006              $ 11,067                      $ 11,998
 6/15/2006              $ 11,453                      $ 12,400
 6/16/2006              $ 11,388                      $ 12,334
 6/17/2006              $ 11,388                      $ 12,334
 6/18/2006              $ 11,388                      $ 12,334
 6/19/2006              $ 11,220                      $ 12,150
 6/20/2006              $ 11,171                      $ 12,099
 6/21/2006              $ 11,380                      $ 12,328
 6/22/2006              $ 11,308                      $ 12,249
 6/23/2006              $ 11,501                      $ 12,462
 6/24/2006              $ 11,501                      $ 12,462
 6/25/2006              $ 11,501                      $ 12,462
 6/26/2006              $ 11,529                      $ 12,497
 6/27/2006              $ 11,400                      $ 12,355
 6/28/2006              $ 11,368                      $ 12,323
 6/29/2006              $ 11,702                      $ 12,692
 6/30/2006              $ 11,754                      $ 12,752
  7/1/2006              $ 11,754                      $ 12,752
  7/2/2006              $ 11,754                      $ 12,752
  7/3/2006              $ 11,814                      $ 12,819
  7/4/2006              $ 11,814                      $ 12,819
  7/5/2006              $ 11,621                      $ 12,612
  7/6/2006              $ 11,650                      $ 12,643
  7/7/2006              $ 11,533                      $ 12,518
  7/8/2006              $ 11,533                      $ 12,518
  7/9/2006              $ 11,533                      $ 12,518
 7/10/2006              $ 11,461                      $ 12,439
 7/11/2006              $ 11,505                      $ 12,487
 7/12/2006              $ 11,344                      $ 12,315
 7/13/2006              $ 11,131                      $ 12,082
 7/14/2006              $ 11,039                      $ 11,982
 7/15/2006              $ 11,039                      $ 11,982
 7/16/2006              $ 11,039                      $ 11,982
 7/17/2006              $ 10,991                      $ 11,932
 7/18/2006              $ 10,991                      $ 11,934
 7/19/2006              $ 11,288                      $ 12,263
 7/20/2006              $ 11,019                      $ 11,974
 7/21/2006              $ 10,874                      $ 11,816
 7/22/2006              $ 10,874                      $ 11,816
 7/23/2006              $ 10,874                      $ 11,816
 7/24/2006              $ 11,163                      $ 12,133
 7/25/2006              $ 11,280                      $ 12,260
 7/26/2006              $ 11,208                      $ 12,181
 7/27/2006              $ 11,067                      $ 12,029
 7/28/2006              $ 11,244                      $ 12,226
 7/29/2006              $ 11,244                      $ 12,226
 7/30/2006              $ 11,244                      $ 12,226
 7/31/2006              $ 11,244                      $ 12,225
  8/1/2006              $ 11,091                      $ 12,059
  8/2/2006              $ 11,167                      $ 12,144
  8/3/2006              $ 11,252                      $ 12,237
  8/4/2006              $ 11,143                      $ 12,121
  8/5/2006              $ 11,143                      $ 12,121
  8/6/2006              $ 11,143                      $ 12,121
  8/7/2006              $ 11,083                      $ 12,056
  8/8/2006              $ 10,942                      $ 11,905
  8/9/2006              $ 10,822                      $ 11,776
 8/10/2006              $ 10,910                      $ 11,869
 8/11/2006              $ 10,798                      $ 11,746
 8/12/2006              $ 10,798                      $ 11,746
 8/13/2006              $ 10,798                      $ 11,746
 8/14/2006              $ 10,786                      $ 11,734
 8/15/2006              $ 11,007                      $ 11,979
 8/16/2006              $ 11,200                      $ 12,190
 8/17/2006              $ 11,212                      $ 12,203
 8/18/2006              $ 11,256                      $ 12,254
 8/19/2006              $ 11,256                      $ 12,254
 8/20/2006              $ 11,256                      $ 12,254
 8/21/2006              $ 11,115                      $ 12,104
 8/22/2006              $ 11,115                      $ 12,104
 8/23/2006              $ 11,031                      $ 12,011
 8/24/2006              $ 10,922                      $ 11,891
 8/25/2006              $ 10,918                      $ 11,890
 8/26/2006              $ 10,918                      $ 11,890
 8/27/2006              $ 10,918                      $ 11,890
 8/28/2006              $ 11,039                      $ 12,022
 8/29/2006              $ 11,099                      $ 12,092
 8/30/2006              $ 11,139                      $ 12,134
 8/31/2006              $ 11,151                      $ 12,148
  9/1/2006              $ 11,216                      $ 12,222
  9/2/2006              $ 11,216                      $ 12,222
  9/3/2006              $ 11,216                      $ 12,222
  9/4/2006              $ 11,216                      $ 12,222
  9/5/2006              $ 11,244                      $ 12,256
  9/6/2006              $ 11,059                      $ 12,052
  9/7/2006              $ 11,007                      $ 11,998
  9/8/2006              $ 11,011                      $ 12,002
  9/9/2006              $ 11,011                      $ 12,002
 9/10/2006              $ 11,011                      $ 12,002
 9/11/2006              $ 11,043                      $ 12,038
 9/12/2006              $ 11,324                      $ 12,348
 9/13/2006              $ 11,392                      $ 12,423
 9/14/2006              $ 11,328                      $ 12,354
 9/15/2006              $ 11,304                      $ 12,329
 9/16/2006              $ 11,304                      $ 12,329
 9/17/2006              $ 11,304                      $ 12,329
 9/18/2006              $ 11,320                      $ 12,347
 9/19/2006              $ 11,304                      $ 12,330
 9/20/2006              $ 11,380                      $ 12,418
 9/21/2006              $ 11,328                      $ 12,358
 9/22/2006              $ 11,248                      $ 12,273
 9/23/2006              $ 11,248                      $ 12,273
 9/24/2006              $ 11,248                      $ 12,273
 9/25/2006              $ 11,376                      $ 12,417
 9/26/2006              $ 11,481                      $ 12,530
 9/27/2006              $ 11,489                      $ 12,541
 9/28/2006              $ 11,493                      $ 12,547
 9/29/2006              $ 11,372                      $ 12,418
 9/30/2006              $ 11,372                      $ 12,418
 10/1/2006              $ 11,372                      $ 12,418
 10/2/2006              $ 11,324                      $ 12,365
 10/3/2006              $ 11,316                      $ 12,357
 10/4/2006              $ 11,537                      $ 12,599
 10/5/2006              $ 11,678                      $ 12,757
 10/6/2006              $ 11,593                      $ 12,667
 10/7/2006              $ 11,593                      $ 12,667
 10/8/2006              $ 11,593                      $ 12,667
 10/9/2006              $ 11,670                      $ 12,753
10/10/2006              $ 11,722                      $ 12,811
10/11/2006              $ 11,682                      $ 12,766
10/12/2006              $ 11,899                      $ 13,003
10/13/2006              $ 11,947                      $ 13,059
10/14/2006              $ 11,947                      $ 13,059
10/15/2006              $ 11,947                      $ 13,059
10/16/2006              $ 12,035                      $ 13,158
10/17/2006              $ 11,915                      $ 13,027
10/18/2006              $ 11,855                      $ 12,967
10/19/2006              $ 11,879                      $ 12,991
10/20/2006              $ 11,818                      $ 12,929
10/21/2006              $ 11,818                      $ 12,929
10/22/2006              $ 11,818                      $ 12,929
10/23/2006              $ 11,883                      $ 13,001
10/24/2006              $ 11,867                      $ 12,982
10/25/2006              $ 11,875                      $ 12,994
10/26/2006              $ 12,019                      $ 13,153
10/27/2006              $ 11,859                      $ 12,982
10/28/2006              $ 11,859                      $ 12,982
10/29/2006              $ 11,859                      $ 12,982
10/30/2006              $ 11,899                      $ 13,027
10/31/2006              $ 11,834                      $ 12,958
 11/1/2006              $ 11,654                      $ 12,760
 11/2/2006              $ 11,670                      $ 12,781
 11/3/2006              $ 11,682                      $ 12,796
 11/4/2006              $ 11,682                      $ 12,796
 11/5/2006              $ 11,682                      $ 12,796
 11/6/2006              $ 11,826                      $ 12,957
 11/7/2006              $ 11,867                      $ 13,003
 11/8/2006              $ 11,939                      $ 13,081
 11/9/2006              $ 11,838                      $ 12,971
11/10/2006              $ 11,947                      $ 13,092
11/11/2006              $ 11,947                      $ 13,092
11/12/2006              $ 11,947                      $ 13,092
11/13/2006              $ 11,979                      $ 13,131
11/14/2006              $ 12,156                      $ 13,326
11/15/2006              $ 12,289                      $ 13,475
11/16/2006              $ 12,289                      $ 13,476
11/17/2006              $ 12,264                      $ 13,451
11/18/2006              $ 12,264                      $ 13,451
11/19/2006              $ 12,264                      $ 13,451
11/20/2006              $ 12,248                      $ 13,436
11/21/2006              $ 12,281                      $ 13,471
11/22/2006              $ 12,357                      $ 13,559
11/23/2006              $ 12,357                      $ 13,559
11/24/2006              $ 12,337                      $ 13,539
11/25/2006              $ 12,337                      $ 13,539
11/26/2006              $ 12,337                      $ 13,539
11/27/2006              $ 12,104                      $ 13,281
11/28/2006              $ 12,112                      $ 13,290
11/29/2006              $ 12,281                      $ 13,476
11/30/2006              $ 12,289                      $ 13,489
 12/1/2006              $ 12,297                      $ 13,500
 12/2/2006              $ 12,297                      $ 13,500
 12/3/2006              $ 12,297                      $ 13,500
 12/4/2006              $ 12,445                      $ 13,667
 12/5/2006              $ 12,502                      $ 13,728
 12/6/2006              $ 12,515                      $ 13,743
 12/7/2006              $ 12,430                      $ 13,651
 12/8/2006              $ 12,438                      $ 13,662
 12/9/2006              $ 12,438                      $ 13,662
12/10/2006              $ 12,438                      $ 13,662
12/11/2006              $ 12,409                      $ 13,632
12/12/2006              $ 12,328                      $ 13,544
12/13/2006              $ 12,349                      $ 13,567
12/14/2006              $ 12,434                      $ 13,661
12/15/2006              $ 12,383                      $ 13,608
12/16/2006              $ 12,383                      $ 13,608
12/17/2006              $ 12,383                      $ 13,608
12/18/2006              $ 12,269                      $ 13,484
12/19/2006              $ 12,273                      $ 13,491
12/20/2006              $ 12,286                      $ 13,507
12/21/2006              $ 12,239                      $ 13,456
12/22/2006              $ 12,197                      $ 13,414
12/23/2006              $ 12,197                      $ 13,414
12/24/2006              $ 12,197                      $ 13,414
12/25/2006              $ 12,197                      $ 13,414
12/26/2006              $ 12,239                      $ 13,459
12/27/2006              $ 12,345                      $ 13,579
12/28/2006              $ 12,307                      $ 13,538
12/29/2006              $ 12,205                      $ 13,431
12/30/2006              $ 12,205                      $ 13,431
12/31/2006              $ 12,205                      $ 13,431
  1/1/2007              $ 12,205                      $ 13,431
  1/2/2007              $ 12,205                      $ 13,431
  1/3/2007              $ 12,243                      $ 13,472
  1/4/2007              $ 12,273                      $ 13,507
  1/5/2007              $ 12,163                      $ 13,389
  1/6/2007              $ 12,163                      $ 13,389
  1/7/2007              $ 12,163                      $ 13,389
  1/8/2007              $ 12,197                      $ 13,424
  1/9/2007              $ 12,264                      $ 13,502
 1/10/2007              $ 12,315                      $ 13,557
 1/11/2007              $ 12,459                      $ 13,720
 1/12/2007              $ 12,553                      $ 13,826
 1/13/2007              $ 12,553                      $ 13,826
 1/14/2007              $ 12,553                      $ 13,826
 1/15/2007              $ 12,553                      $ 13,826
 1/16/2007              $ 12,523                      $ 13,796
 1/17/2007              $ 12,536                      $ 13,809
 1/18/2007              $ 12,434                      $ 13,700
 1/19/2007              $ 12,472                      $ 13,741
 1/20/2007              $ 12,472                      $ 13,741
 1/21/2007              $ 12,472                      $ 13,741
 1/22/2007              $ 12,404                      $ 13,671
 1/23/2007              $ 12,502                      $ 13,777
 1/24/2007              $ 12,621                      $ 13,908
 1/25/2007              $ 12,447                      $ 13,718
 1/26/2007              $ 12,430                      $ 13,704
 1/27/2007              $ 12,430                      $ 13,704
 1/28/2007              $ 12,430                      $ 13,704
 1/29/2007              $ 12,485                      $ 13,764
 1/30/2007              $ 12,510                      $ 13,793
 1/31/2007              $ 12,599                      $ 13,892
  2/1/2007              $ 12,676                      $ 13,981
  2/2/2007              $ 12,735                      $ 14,051
  2/3/2007              $ 12,735                      $ 14,051
  2/4/2007              $ 12,735                      $ 14,051
  2/5/2007              $ 12,731                      $ 14,048
  2/6/2007              $ 12,760                      $ 14,079
  2/7/2007              $ 12,786                      $ 14,108
  2/8/2007              $ 12,799                      $ 14,123
  2/9/2007              $ 12,701                      $ 14,018
 2/10/2007              $ 12,701                      $ 14,018
 2/11/2007              $ 12,701                      $ 14,018
 2/12/2007              $ 12,684                      $ 14,003
 2/13/2007              $ 12,777                      $ 14,105
 2/14/2007              $ 12,866                      $ 14,207
 2/15/2007              $ 12,943                      $ 14,293
 2/16/2007              $ 12,926                      $ 14,276
 2/17/2007              $ 12,926                      $ 14,276
 2/18/2007              $ 12,926                      $ 14,276
 2/19/2007              $ 12,926                      $ 14,276
 2/20/2007              $ 12,981                      $ 14,339
 2/21/2007              $ 13,028                      $ 14,392
 2/22/2007              $ 13,019                      $ 14,383
 2/23/2007              $ 13,023                      $ 14,389
 2/24/2007              $ 13,023                      $ 14,389
 2/25/2007              $ 13,023                      $ 14,389
 2/26/2007              $ 12,960                      $ 14,320
 2/27/2007              $ 12,561                      $ 13,877
 2/28/2007              $ 12,565                      $ 13,886
  3/1/2007              $ 12,536                      $ 13,858
  3/2/2007              $ 12,341                      $ 13,648
  3/3/2007              $ 12,341                      $ 13,648
  3/4/2007              $ 12,341                      $ 13,648
  3/5/2007              $ 12,137                      $ 13,421
  3/6/2007              $ 12,320                      $ 13,622
  3/7/2007              $ 12,345                      $ 13,656
  3/8/2007              $ 12,426                      $ 13,748
  3/9/2007              $ 12,455                      $ 13,782
 3/10/2007              $ 12,455                      $ 13,782
 3/11/2007              $ 12,455                      $ 13,782
 3/12/2007              $ 12,510                      $ 13,844
 3/13/2007              $ 12,273                      $ 13,581
 3/14/2007              $ 12,320                      $ 13,633
 3/15/2007              $ 12,400                      $ 13,727
 3/16/2007              $ 12,345                      $ 13,668
 3/17/2007              $ 12,345                      $ 13,668
 3/18/2007              $ 12,345                      $ 13,668
 3/19/2007              $ 12,455                      $ 13,790
 3/20/2007              $ 12,540                      $ 13,884
 3/21/2007              $ 12,705                      $ 14,069
 3/22/2007              $ 12,748                      $ 14,115
 3/23/2007              $ 12,799                      $ 14,175
 3/24/2007              $ 12,799                      $ 14,175
 3/25/2007              $ 12,799                      $ 14,175
 3/26/2007              $ 12,794                      $ 14,172
 3/27/2007              $ 12,752                      $ 14,125
 3/28/2007              $ 12,684                      $ 14,052
 3/29/2007              $ 12,701                      $ 14,068
 3/30/2007              $ 12,722                      $ 14,096
 3/31/2007              $ 12,722                      $ 14,096

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  MID-CAP GROWTH FUND         S&P MIDCAP 400/CITIGROUP
   DATE                 H-CLASS                   PURE GROWTH INDEX
 2/20/2004              $ 10,000                      $ 10,000
 2/21/2004              $ 10,000                      $ 10,000
 2/22/2004              $ 10,000                      $ 10,000
 2/23/2004              $  9,856                      $  9,856
 2/24/2004              $  9,876                      $  9,896
 2/25/2004              $  9,924                      $  9,964
 2/26/2004              $  9,996                      $ 10,056
 2/27/2004              $ 10,044                      $ 10,086
 2/28/2004              $ 10,044                      $ 10,086
 2/29/2004              $ 10,044                      $ 10,086
  3/1/2004              $ 10,240                      $ 10,412
  3/2/2004              $ 10,180                      $ 10,368
  3/3/2004              $ 10,164                      $ 10,356
  3/4/2004              $ 10,228                      $ 10,457
  3/5/2004              $ 10,292                      $ 10,543
  3/6/2004              $ 10,292                      $ 10,543
  3/7/2004              $ 10,292                      $ 10,543
  3/8/2004              $ 10,176                      $ 10,432
  3/9/2004              $ 10,096                      $ 10,341
 3/10/2004              $  9,916                      $ 10,130
 3/11/2004              $  9,816                      $  9,998
 3/12/2004              $  9,976                      $ 10,182
 3/13/2004              $  9,976                      $ 10,182
 3/14/2004              $  9,976                      $ 10,182
 3/15/2004              $  9,808                      $  9,992
 3/16/2004              $  9,816                      $ 10,038
 3/17/2004              $  9,932                      $ 10,146
 3/18/2004              $  9,880                      $ 10,127
 3/19/2004              $  9,796                      $ 10,030
 3/20/2004              $  9,796                      $ 10,030
 3/21/2004              $  9,796                      $ 10,030
 3/22/2004              $  9,636                      $  9,854
 3/23/2004              $  9,664                      $  9,896
 3/24/2004              $  9,652                      $  9,876
 3/25/2004              $  9,832                      $ 10,103
 3/26/2004              $  9,840                      $ 10,112
 3/27/2004              $  9,840                      $ 10,112
 3/28/2004              $  9,840                      $ 10,112
 3/29/2004              $  9,976                      $ 10,260
 3/30/2004              $ 10,020                      $ 10,346
 3/31/2004              $ 10,068                      $ 10,389
  4/1/2004              $ 10,152                      $ 10,485
  4/2/2004              $ 10,232                      $ 10,531
  4/3/2004              $ 10,232                      $ 10,531
  4/4/2004              $ 10,232                      $ 10,531
  4/5/2004              $ 10,344                      $ 10,669
  4/6/2004              $ 10,292                      $ 10,620
  4/7/2004              $ 10,300                      $ 10,624
  4/8/2004              $ 10,236                      $ 10,509
  4/9/2004              $ 10,236                      $ 10,509
 4/10/2004              $ 10,236                      $ 10,509
 4/11/2004              $ 10,236                      $ 10,509
 4/12/2004              $ 10,276                      $ 10,563
 4/13/2004              $ 10,100                      $ 10,329
 4/14/2004              $ 10,084                      $ 10,275
 4/15/2004              $ 10,028                      $ 10,239
 4/16/2004              $ 10,044                      $ 10,287
 4/17/2004              $ 10,044                      $ 10,287
 4/18/2004              $ 10,044                      $ 10,287
 4/19/2004              $ 10,104                      $ 10,337
 4/20/2004              $  9,972                      $ 10,163
 4/21/2004              $ 10,064                      $ 10,296
 4/22/2004              $ 10,224                      $ 10,450
 4/23/2004              $ 10,204                      $ 10,383
 4/24/2004              $ 10,204                      $ 10,383
 4/25/2004              $ 10,204                      $ 10,383
 4/26/2004              $ 10,148                      $ 10,321
 4/27/2004              $ 10,148                      $ 10,334
 4/28/2004              $  9,972                      $ 10,145
 4/29/2004              $  9,836                      $  9,965
 4/30/2004              $  9,756                      $  9,869
  5/1/2004              $  9,756                      $  9,869
  5/2/2004              $  9,756                      $  9,869
  5/3/2004              $  9,856                      $  9,979
  5/4/2004              $  9,872                      $ 10,029
  5/5/2004              $  9,948                      $ 10,120
  5/6/2004              $  9,812                      $  9,945
  5/7/2004              $  9,608                      $  9,730
  5/8/2004              $  9,608                      $  9,730
  5/9/2004              $  9,608                      $  9,730
 5/10/2004              $  9,448                      $  9,570
 5/11/2004              $  9,596                      $  9,716
 5/12/2004              $  9,560                      $  9,680
 5/13/2004              $  9,564                      $  9,679
 5/14/2004              $  9,504                      $  9,631
 5/15/2004              $  9,504                      $  9,631
 5/16/2004              $  9,504                      $  9,631
 5/17/2004              $  9,392                      $  9,510
 5/18/2004              $  9,496                      $  9,602
 5/19/2004              $  9,476                      $  9,569
 5/20/2004              $  9,456                      $  9,538
 5/21/2004              $  9,516                      $  9,603
 5/22/2004              $  9,516                      $  9,603
 5/23/2004              $  9,516                      $  9,603
 5/24/2004              $  9,604                      $  9,719
 5/25/2004              $  9,792                      $  9,949
 5/26/2004              $  9,840                      $  9,980
 5/27/2004              $  9,900                      $ 10,065
 5/28/2004              $  9,952                      $ 10,095
 5/29/2004              $  9,952                      $ 10,095
 5/30/2004              $  9,952                      $ 10,095
 5/31/2004              $  9,952                      $ 10,095
  6/1/2004              $  9,996                      $ 10,165
  6/2/2004              $  9,972                      $ 10,146
  6/3/2004              $  9,824                      $  9,999
  6/4/2004              $  9,888                      $ 10,063
  6/5/2004              $  9,888                      $ 10,063
  6/6/2004              $  9,888                      $ 10,063
  6/7/2004              $ 10,068                      $ 10,265
  6/8/2004              $ 10,052                      $ 10,245
  6/9/2004              $  9,928                      $ 10,105
 6/10/2004              $  9,944                      $ 10,102
 6/11/2004              $  9,944                      $ 10,102
 6/12/2004              $  9,944                      $ 10,102
 6/13/2004              $  9,944                      $ 10,102
 6/14/2004              $  9,792                      $  9,943
 6/15/2004              $  9,916                      $ 10,080
 6/16/2004              $  9,932                      $ 10,109
 6/17/2004              $  9,900                      $ 10,088
 6/18/2004              $  9,892                      $ 10,093
 6/19/2004              $  9,892                      $ 10,093
 6/20/2004              $  9,892                      $ 10,093
 6/21/2004              $  9,852                      $ 10,073
 6/22/2004              $  9,912                      $ 10,134
 6/23/2004              $  9,988                      $ 10,250
 6/24/2004              $  9,976                      $ 10,255
 6/25/2004              $ 10,024                      $ 10,333
 6/26/2004              $ 10,024                      $ 10,333
 6/27/2004              $ 10,024                      $ 10,333
 6/28/2004              $  9,976                      $ 10,261
 6/29/2004              $ 10,012                      $ 10,289
 6/30/2004              $ 10,076                      $ 10,347
  7/1/2004              $  9,956                      $ 10,230
  7/2/2004              $  9,920                      $ 10,183
  7/3/2004              $  9,920                      $ 10,183
  7/4/2004              $  9,920                      $ 10,183
  7/5/2004              $  9,920                      $ 10,183
  7/6/2004              $  9,820                      $ 10,027
  7/7/2004              $  9,864                      $ 10,071
  7/8/2004              $  9,736                      $  9,904
  7/9/2004              $  9,780                      $  9,972
 7/10/2004              $  9,780                      $  9,972
 7/11/2004              $  9,780                      $  9,972
 7/12/2004              $  9,736                      $  9,936
 7/13/2004              $  9,736                      $  9,940
 7/14/2004              $  9,684                      $  9,889
 7/15/2004              $  9,740                      $  9,956
 7/16/2004              $  9,652                      $  9,876
 7/17/2004              $  9,652                      $  9,876
 7/18/2004              $  9,652                      $  9,876
 7/19/2004              $  9,656                      $  9,863
 7/20/2004              $  9,792                      $  9,998
 7/21/2004              $  9,584                      $  9,800
 7/22/2004              $  9,580                      $  9,813
 7/23/2004              $  9,456                      $  9,682
 7/24/2004              $  9,456                      $  9,682
 7/25/2004              $  9,456                      $  9,682
 7/26/2004              $  9,360                      $  9,613
 7/27/2004              $  9,516                      $  9,774
 7/28/2004              $  9,456                      $  9,638
 7/29/2004              $  9,584                      $  9,805
 7/30/2004              $  9,612                      $  9,810
 7/31/2004              $  9,612                      $  9,810
  8/1/2004              $  9,612                      $  9,810
  8/2/2004              $  9,592                      $  9,752
  8/3/2004              $  9,476                      $  9,633
  8/4/2004              $  9,428                      $  9,568
  8/5/2004              $  9,244                      $  9,375
  8/6/2004              $  9,072                      $  9,226
  8/7/2004              $  9,072                      $  9,226
  8/8/2004              $  9,072                      $  9,226
  8/9/2004              $  9,084                      $  9,231
 8/10/2004              $  9,236                      $  9,393
 8/11/2004              $  9,180                      $  9,319
 8/12/2004              $  9,048                      $  9,176
 8/13/2004              $  9,040                      $  9,189
 8/14/2004              $  9,040                      $  9,189
 8/15/2004              $  9,040                      $  9,189
 8/16/2004              $  9,184                      $  9,334
 8/17/2004              $  9,232                      $  9,380
 8/18/2004              $  9,376                      $  9,525
 8/19/2004              $  9,308                      $  9,467
 8/20/2004              $  9,444                      $  9,623
 8/21/2004              $  9,444                      $  9,623
 8/22/2004              $  9,444                      $  9,623
 8/23/2004              $  9,384                      $  9,577
 8/24/2004              $  9,392                      $  9,585
 8/25/2004              $  9,480                      $  9,691
 8/26/2004              $  9,484                      $  9,700
 8/27/2004              $  9,532                      $  9,752
 8/28/2004              $  9,532                      $  9,752
 8/29/2004              $  9,532                      $  9,752
 8/30/2004              $  9,428                      $  9,624
 8/31/2004              $  9,480                      $  9,688
  9/1/2004              $  9,564                      $  9,811
  9/2/2004              $  9,668                      $  9,922
  9/3/2004              $  9,596                      $  9,862
  9/4/2004              $  9,596                      $  9,862
  9/5/2004              $  9,596                      $  9,862
  9/6/2004              $  9,596                      $  9,862
  9/7/2004              $  9,656                      $  9,933
  9/8/2004              $  9,596                      $  9,859
  9/9/2004              $  9,652                      $  9,892
 9/10/2004              $  9,716                      $  9,966
 9/11/2004              $  9,716                      $  9,966
 9/12/2004              $  9,716                      $  9,966
 9/13/2004              $  9,792                      $ 10,063
 9/14/2004              $  9,776                      $ 10,053
 9/15/2004              $  9,720                      $  9,986
 9/16/2004              $  9,764                      $ 10,054
 9/17/2004              $  9,744                      $ 10,028
 9/18/2004              $  9,744                      $ 10,028
 9/19/2004              $  9,744                      $ 10,028
 9/20/2004              $  9,704                      $  9,968
 9/21/2004              $  9,776                      $ 10,059
 9/22/2004              $  9,640                      $  9,936
 9/23/2004              $  9,612                      $  9,914
 9/24/2004              $  9,680                      $  9,983
 9/25/2004              $  9,680                      $  9,983
 9/26/2004              $  9,680                      $  9,983
 9/27/2004              $  9,552                      $  9,856
 9/28/2004              $  9,628                      $  9,933
 9/29/2004              $  9,684                      $  9,988
 9/30/2004              $  9,732                      $ 10,015
 10/1/2004              $  9,868                      $ 10,156
 10/2/2004              $  9,868                      $ 10,156
 10/3/2004              $  9,868                      $ 10,156
 10/4/2004              $  9,932                      $ 10,186
 10/5/2004              $  9,900                      $ 10,180
 10/6/2004              $  9,948                      $ 10,241
 10/7/2004              $  9,832                      $ 10,112
 10/8/2004              $  9,752                      $ 10,030
 10/9/2004              $  9,752                      $ 10,030
10/10/2004              $  9,752                      $ 10,030
10/11/2004              $  9,764                      $ 10,048
10/12/2004              $  9,720                      $ 10,006
10/13/2004              $  9,664                      $  9,929
10/14/2004              $  9,576                      $  9,839
10/15/2004              $  9,608                      $  9,854
10/16/2004              $  9,608                      $  9,854
10/17/2004              $  9,608                      $  9,854
10/18/2004              $  9,696                      $  9,925
10/19/2004              $  9,632                      $  9,841
10/20/2004              $  9,696                      $  9,913
10/21/2004              $  9,796                      $  9,992
10/22/2004              $  9,680                      $  9,887
10/23/2004              $  9,680                      $  9,887
10/24/2004              $  9,680                      $  9,887
10/25/2004              $  9,688                      $  9,903
10/26/2004              $  9,724                      $  9,982
10/27/2004              $  9,916                      $ 10,159
10/28/2004              $  9,916                      $ 10,159
10/29/2004              $  9,944                      $ 10,166
10/30/2004              $  9,944                      $ 10,166
10/31/2004              $  9,944                      $ 10,166
 11/1/2004              $  9,916                      $ 10,155
 11/2/2004              $  9,908                      $ 10,164
 11/3/2004              $ 10,024                      $ 10,268
 11/4/2004              $ 10,156                      $ 10,412
 11/5/2004              $ 10,208                      $ 10,456
 11/6/2004              $ 10,208                      $ 10,456
 11/7/2004              $ 10,208                      $ 10,456
 11/8/2004              $ 10,168                      $ 10,438
 11/9/2004              $ 10,200                      $ 10,464
11/10/2004              $ 10,224                      $ 10,490
11/11/2004              $ 10,324                      $ 10,609
11/12/2004              $ 10,424                      $ 10,757
11/13/2004              $ 10,424                      $ 10,757
11/14/2004              $ 10,424                      $ 10,757
11/15/2004              $ 10,420                      $ 10,777
11/16/2004              $ 10,348                      $ 10,703
11/17/2004              $ 10,432                      $ 10,789
11/18/2004              $ 10,416                      $ 10,779
11/19/2004              $ 10,276                      $ 10,617
11/20/2004              $ 10,276                      $ 10,617
11/21/2004              $ 10,276                      $ 10,617
11/22/2004              $ 10,331                      $ 10,663
11/23/2004              $ 10,379                      $ 10,748
11/24/2004              $ 10,459                      $ 10,867
11/25/2004              $ 10,459                      $ 10,867
11/26/2004              $ 10,463                      $ 10,873
11/27/2004              $ 10,463                      $ 10,873
11/28/2004              $ 10,463                      $ 10,873
11/29/2004              $ 10,443                      $ 10,828
11/30/2004              $ 10,395                      $ 10,778
 12/1/2004              $ 10,563                      $ 10,982
 12/2/2004              $ 10,535                      $ 10,950
 12/3/2004              $ 10,551                      $ 10,968
 12/4/2004              $ 10,551                      $ 10,968
 12/5/2004              $ 10,551                      $ 10,968
 12/6/2004              $ 10,539                      $ 10,964
 12/7/2004              $ 10,379                      $ 10,804
 12/8/2004              $ 10,459                      $ 10,884
 12/9/2004              $ 10,495                      $ 10,967
12/10/2004              $ 10,483                      $ 10,988
12/11/2004              $ 10,483                      $ 10,988
12/12/2004              $ 10,483                      $ 10,988
12/13/2004              $ 10,551                      $ 11,048
12/14/2004              $ 10,655                      $ 11,184
12/15/2004              $ 10,687                      $ 11,261
12/16/2004              $ 10,623                      $ 11,195
12/17/2004              $ 10,623                      $ 11,215
12/18/2004              $ 10,623                      $ 11,215
12/19/2004              $ 10,623                      $ 11,215
12/20/2004              $ 10,591                      $ 11,145
12/21/2004              $ 10,703                      $ 11,253
12/22/2004              $ 10,739                      $ 11,319
12/23/2004              $ 10,755                      $ 11,347
12/24/2004              $ 10,755                      $ 11,347
12/25/2004              $ 10,755                      $ 11,347
12/26/2004              $ 10,755                      $ 11,347
12/27/2004              $ 10,687                      $ 11,256
12/28/2004              $ 10,831                      $ 11,421
12/29/2004              $ 10,835                      $ 11,432
12/30/2004              $ 10,843                      $ 11,449
12/31/2004              $ 10,823                      $ 11,419
  1/1/2005              $ 10,823                      $ 11,419
  1/2/2005              $ 10,823                      $ 11,419
  1/3/2005              $ 10,635                      $ 11,246
  1/4/2005              $ 10,471                      $ 11,042
  1/5/2005              $ 10,367                      $ 10,946
  1/6/2005              $ 10,423                      $ 11,026
  1/7/2005              $ 10,379                      $ 10,965
  1/8/2005              $ 10,379                      $ 10,965
  1/9/2005              $ 10,379                      $ 10,965
 1/10/2005              $ 10,443                      $ 11,056
 1/11/2005              $ 10,379                      $ 10,998
 1/12/2005              $ 10,403                      $ 11,024
 1/13/2005              $ 10,359                      $ 10,986
 1/14/2005              $ 10,443                      $ 11,054
 1/15/2005              $ 10,443                      $ 11,054
 1/16/2005              $ 10,443                      $ 11,054
 1/17/2005              $ 10,443                      $ 11,054
 1/18/2005              $ 10,539                      $ 11,149
 1/19/2005              $ 10,439                      $ 11,036
 1/20/2005              $ 10,403                      $ 10,948
 1/21/2005              $ 10,335                      $ 10,856
 1/22/2005              $ 10,335                      $ 10,856
 1/23/2005              $ 10,335                      $ 10,856
 1/24/2005              $ 10,259                      $ 10,769
 1/25/2005              $ 10,295                      $ 10,818
 1/26/2005              $ 10,403                      $ 10,942
 1/27/2005              $ 10,459                      $ 10,990
 1/28/2005              $ 10,391                      $ 10,926
 1/29/2005              $ 10,391                      $ 10,926
 1/30/2005              $ 10,391                      $ 10,926
 1/31/2005              $ 10,551                      $ 11,109
  2/1/2005              $ 10,631                      $ 11,195
  2/2/2005              $ 10,683                      $ 11,248
  2/3/2005              $ 10,671                      $ 11,235
  2/4/2005              $ 10,807                      $ 11,404
  2/5/2005              $ 10,807                      $ 11,404
  2/6/2005              $ 10,807                      $ 11,404
  2/7/2005              $ 10,787                      $ 11,394
  2/8/2005              $ 10,795                      $ 11,420
  2/9/2005              $ 10,651                      $ 11,247
 2/10/2005              $ 10,695                      $ 11,295
 2/11/2005              $ 10,823                      $ 11,408
 2/12/2005              $ 10,823                      $ 11,408
 2/13/2005              $ 10,823                      $ 11,408
 2/14/2005              $ 10,815                      $ 11,388
 2/15/2005              $ 10,847                      $ 11,391
 2/16/2005              $ 10,887                      $ 11,425
 2/17/2005              $ 10,811                      $ 11,376
 2/18/2005              $ 10,803                      $ 11,360
 2/19/2005              $ 10,803                      $ 11,360
 2/20/2005              $ 10,803                      $ 11,360
 2/21/2005              $ 10,803                      $ 11,360
 2/22/2005              $ 10,639                      $ 11,174
 2/23/2005              $ 10,707                      $ 11,274
 2/24/2005              $ 10,843                      $ 11,447
 2/25/2005              $ 10,947                      $ 11,600
 2/26/2005              $ 10,947                      $ 11,600
 2/27/2005              $ 10,947                      $ 11,600
 2/28/2005              $ 10,907                      $ 11,525
  3/1/2005              $ 10,979                      $ 11,626
  3/2/2005              $ 10,991                      $ 11,643
  3/3/2005              $ 10,979                      $ 11,602
  3/4/2005              $ 11,071                      $ 11,740
  3/5/2005              $ 11,071                      $ 11,740
  3/6/2005              $ 11,071                      $ 11,740
  3/7/2005              $ 11,119                      $ 11,779
  3/8/2005              $ 11,051                      $ 11,655
  3/9/2005              $ 10,947                      $ 11,512
 3/10/2005              $ 10,911                      $ 11,455
 3/11/2005              $ 10,923                      $ 11,455
 3/12/2005              $ 10,923                      $ 11,455
 3/13/2005              $ 10,923                      $ 11,455
 3/14/2005              $ 10,979                      $ 11,517
 3/15/2005              $ 10,943                      $ 11,489
 3/16/2005              $ 10,835                      $ 11,412
 3/17/2005              $ 10,867                      $ 11,403
 3/18/2005              $ 10,831                      $ 11,378
 3/19/2005              $ 10,831                      $ 11,378
 3/20/2005              $ 10,831                      $ 11,378
 3/21/2005              $ 10,811                      $ 11,359
 3/22/2005              $ 10,767                      $ 11,338
 3/23/2005              $ 10,699                      $ 11,291
 3/24/2005              $ 10,707                      $ 11,306
 3/25/2005              $ 10,707                      $ 11,306
 3/26/2005              $ 10,707                      $ 11,306
 3/27/2005              $ 10,707                      $ 11,306
 3/28/2005              $ 10,707                      $ 11,327
 3/29/2005              $ 10,583                      $ 11,209
 3/30/2005              $ 10,723                      $ 11,357
 3/31/2005              $ 10,751                      $ 11,395
  4/1/2005              $ 10,707                      $ 11,359
  4/2/2005              $ 10,707                      $ 11,359
  4/3/2005              $ 10,707                      $ 11,359
  4/4/2005              $ 10,715                      $ 11,395
  4/5/2005              $ 10,751                      $ 11,456
  4/6/2005              $ 10,783                      $ 11,473
  4/7/2005              $ 10,827                      $ 11,509
  4/8/2005              $ 10,707                      $ 11,378
  4/9/2005              $ 10,707                      $ 11,378
 4/10/2005              $ 10,707                      $ 11,378
 4/11/2005              $ 10,671                      $ 11,338
 4/12/2005              $ 10,687                      $ 11,373
 4/13/2005              $ 10,535                      $ 11,210
 4/14/2005              $ 10,375                      $ 11,046
 4/15/2005              $ 10,203                      $ 10,826
 4/16/2005              $ 10,203                      $ 10,826
 4/17/2005              $ 10,203                      $ 10,826
 4/18/2005              $ 10,279                      $ 10,934
 4/19/2005              $ 10,411                      $ 11,064
 4/20/2005              $ 10,255                      $ 10,883
 4/21/2005              $ 10,459                      $ 11,095
 4/22/2005              $ 10,351                      $ 10,975
 4/23/2005              $ 10,351                      $ 10,975
 4/24/2005              $ 10,351                      $ 10,975
 4/25/2005              $ 10,491                      $ 11,121
 4/26/2005              $ 10,391                      $ 10,995
 4/27/2005              $ 10,379                      $ 10,988
 4/28/2005              $ 10,243                      $ 10,793
 4/29/2005              $ 10,291                      $ 10,832
 4/30/2005              $ 10,291                      $ 10,832
  5/1/2005              $ 10,291                      $ 10,832
  5/2/2005              $ 10,363                      $ 10,920
  5/3/2005              $ 10,335                      $ 10,868
  5/4/2005              $ 10,467                      $ 10,989
  5/5/2005              $ 10,507                      $ 11,029
  5/6/2005              $ 10,535                      $ 11,021
  5/7/2005              $ 10,535                      $ 11,021
  5/8/2005              $ 10,535                      $ 11,021
  5/9/2005              $ 10,591                      $ 11,098
 5/10/2005              $ 10,519                      $ 11,025
 5/11/2005              $ 10,559                      $ 11,050
 5/12/2005              $ 10,419                      $ 10,905
 5/13/2005              $ 10,363                      $ 10,858
 5/14/2005              $ 10,363                      $ 10,858
 5/15/2005              $ 10,363                      $ 10,858
 5/16/2005              $ 10,471                      $ 10,993
 5/17/2005              $ 10,567                      $ 11,097
 5/18/2005              $ 10,743                      $ 11,310
 5/19/2005              $ 10,803                      $ 11,382
 5/20/2005              $ 10,795                      $ 11,366
 5/21/2005              $ 10,795                      $ 11,366
 5/22/2005              $ 10,795                      $ 11,366
 5/23/2005              $ 10,875                      $ 11,468
 5/24/2005              $ 10,871                      $ 11,466
 5/25/2005              $ 10,779                      $ 11,364
 5/26/2005              $ 10,867                      $ 11,526
 5/27/2005              $ 10,907                      $ 11,574
 5/28/2005              $ 10,907                      $ 11,574
 5/29/2005              $ 10,907                      $ 11,574
 5/30/2005              $ 10,907                      $ 11,574
 5/31/2005              $ 10,891                      $ 11,585
  6/1/2005              $ 10,975                      $ 11,669
  6/2/2005              $ 11,031                      $ 11,764
  6/3/2005              $ 10,963                      $ 11,672
  6/4/2005              $ 10,963                      $ 11,672
  6/5/2005              $ 10,963                      $ 11,672
  6/6/2005              $ 11,003                      $ 11,741
  6/7/2005              $ 11,019                      $ 11,808
  6/8/2005              $ 10,963                      $ 11,722
  6/9/2005              $ 11,043                      $ 11,842
 6/10/2005              $ 11,027                      $ 11,807
 6/11/2005              $ 11,027                      $ 11,807
 6/12/2005              $ 11,027                      $ 11,807
 6/13/2005              $ 11,079                      $ 11,858
 6/14/2005              $ 11,111                      $ 11,904
 6/15/2005              $ 11,135                      $ 11,926
 6/16/2005              $ 11,235                      $ 12,030
 6/17/2005              $ 11,243                      $ 12,039
 6/18/2005              $ 11,243                      $ 12,039
 6/19/2005              $ 11,243                      $ 12,039
 6/20/2005              $ 11,203                      $ 11,977
 6/21/2005              $ 11,175                      $ 11,932
 6/22/2005              $ 11,171                      $ 11,933
 6/23/2005              $ 11,055                      $ 11,767
 6/24/2005              $ 10,947                      $ 11,627
 6/25/2005              $ 10,947                      $ 11,627
 6/26/2005              $ 10,947                      $ 11,627
 6/27/2005              $ 10,967                      $ 11,690
 6/28/2005              $ 11,111                      $ 11,862
 6/29/2005              $ 11,135                      $ 11,886
 6/30/2005              $ 11,071                      $ 11,826
  7/1/2005              $ 11,135                      $ 11,894
  7/2/2005              $ 11,135                      $ 11,894
  7/3/2005              $ 11,135                      $ 11,894
  7/4/2005              $ 11,135                      $ 11,894
  7/5/2005              $ 11,247                      $ 12,010
  7/6/2005              $ 11,171                      $ 11,916
  7/7/2005              $ 11,207                      $ 11,968
  7/8/2005              $ 11,343                      $ 12,088
  7/9/2005              $ 11,343                      $ 12,088
 7/10/2005              $ 11,343                      $ 12,088
 7/11/2005              $ 11,431                      $ 12,213
 7/12/2005              $ 11,447                      $ 12,239
 7/13/2005              $ 11,407                      $ 12,202
 7/14/2005              $ 11,375                      $ 12,158
 7/15/2005              $ 11,411                      $ 12,214
 7/16/2005              $ 11,411                      $ 12,214
 7/17/2005              $ 11,411                      $ 12,214
 7/18/2005              $ 11,383                      $ 12,197
 7/19/2005              $ 11,503                      $ 12,318
 7/20/2005              $ 11,567                      $ 12,366
 7/21/2005              $ 11,431                      $ 12,200
 7/22/2005              $ 11,507                      $ 12,293
 7/23/2005              $ 11,507                      $ 12,293
 7/24/2005              $ 11,507                      $ 12,293
 7/25/2005              $ 11,443                      $ 12,216
 7/26/2005              $ 11,459                      $ 12,239
 7/27/2005              $ 11,491                      $ 12,299
 7/28/2005              $ 11,611                      $ 12,376
 7/29/2005              $ 11,595                      $ 12,323
 7/30/2005              $ 11,595                      $ 12,323
 7/31/2005              $ 11,595                      $ 12,323
  8/1/2005              $ 11,615                      $ 12,371
  8/2/2005              $ 11,679                      $ 12,421
  8/3/2005              $ 11,659                      $ 12,370
  8/4/2005              $ 11,555                      $ 12,246
  8/5/2005              $ 11,431                      $ 12,110
  8/6/2005              $ 11,431                      $ 12,110
  8/7/2005              $ 11,431                      $ 12,110
  8/8/2005              $ 11,363                      $ 12,021
  8/9/2005              $ 11,411                      $ 12,061
 8/10/2005              $ 11,435                      $ 12,072
 8/11/2005              $ 11,519                      $ 12,156
 8/12/2005              $ 11,487                      $ 12,108
 8/13/2005              $ 11,487                      $ 12,108
 8/14/2005              $ 11,487                      $ 12,108
 8/15/2005              $ 11,499                      $ 12,116
 8/16/2005              $ 11,343                      $ 11,923
 8/17/2005              $ 11,351                      $ 11,915
 8/18/2005              $ 11,331                      $ 11,893
 8/19/2005              $ 11,343                      $ 11,874
 8/20/2005              $ 11,343                      $ 11,874
 8/21/2005              $ 11,343                      $ 11,874
 8/22/2005              $ 11,363                      $ 11,860
 8/23/2005              $ 11,339                      $ 11,839
 8/24/2005              $ 11,323                      $ 11,858
 8/25/2005              $ 11,343                      $ 11,888
 8/26/2005              $ 11,223                      $ 11,745
 8/27/2005              $ 11,223                      $ 11,745
 8/28/2005              $ 11,223                      $ 11,745
 8/29/2005              $ 11,315                      $ 11,833
 8/30/2005              $ 11,251                      $ 11,760
 8/31/2005              $ 11,447                      $ 11,961
  9/1/2005              $ 11,411                      $ 11,894
  9/2/2005              $ 11,347                      $ 11,828
  9/3/2005              $ 11,347                      $ 11,828
  9/4/2005              $ 11,347                      $ 11,828
  9/5/2005              $ 11,347                      $ 11,828
  9/6/2005              $ 11,491                      $ 11,972
  9/7/2005              $ 11,555                      $ 12,049
  9/8/2005              $ 11,499                      $ 11,971
  9/9/2005              $ 11,583                      $ 12,091
 9/10/2005              $ 11,583                      $ 12,091
 9/11/2005              $ 11,583                      $ 12,091
 9/12/2005              $ 11,603                      $ 12,118
 9/13/2005              $ 11,507                      $ 12,031
 9/14/2005              $ 11,447                      $ 11,984
 9/15/2005              $ 11,427                      $ 11,985
 9/16/2005              $ 11,475                      $ 11,998
 9/17/2005              $ 11,475                      $ 11,998
 9/18/2005              $ 11,475                      $ 11,998
 9/19/2005              $ 11,407                      $ 11,891
 9/20/2005              $ 11,291                      $ 11,751
 9/21/2005              $ 11,143                      $ 11,606
 9/22/2005              $ 11,195                      $ 11,698
 9/23/2005              $ 11,235                      $ 11,735
 9/24/2005              $ 11,235                      $ 11,735
 9/25/2005              $ 11,235                      $ 11,735
 9/26/2005              $ 11,295                      $ 11,825
 9/27/2005              $ 11,291                      $ 11,820
 9/28/2005              $ 11,275                      $ 11,807
 9/29/2005              $ 11,395                      $ 11,920
 9/30/2005              $ 11,499                      $ 12,008
 10/1/2005              $ 11,499                      $ 12,008
 10/2/2005              $ 11,499                      $ 12,008
 10/3/2005              $ 11,563                      $ 12,072
 10/4/2005              $ 11,439                      $ 11,796
 10/5/2005              $ 11,187                      $ 11,551
 10/6/2005              $ 11,091                      $ 11,496
 10/7/2005              $ 11,139                      $ 11,507
 10/8/2005              $ 11,139                      $ 11,507
 10/9/2005              $ 11,139                      $ 11,507
10/10/2005              $ 11,079                      $ 11,426
10/11/2005              $ 11,027                      $ 11,366
10/12/2005              $ 10,887                      $ 11,226
10/13/2005              $ 10,859                      $ 11,215
10/14/2005              $ 11,003                      $ 11,334
10/15/2005              $ 11,003                      $ 11,334
10/16/2005              $ 11,003                      $ 11,334
10/17/2005              $ 11,063                      $ 11,378
10/18/2005              $ 10,931                      $ 11,263
10/19/2005              $ 11,111                      $ 11,459
10/20/2005              $ 10,983                      $ 11,309
10/21/2005              $ 11,075                      $ 11,411
10/22/2005              $ 11,075                      $ 11,411
10/23/2005              $ 11,075                      $ 11,411
10/24/2005              $ 11,267                      $ 11,601
10/25/2005              $ 11,227                      $ 11,563
10/26/2005              $ 11,183                      $ 11,528
10/27/2005              $ 10,951                      $ 11,333
10/28/2005              $ 11,135                      $ 11,531
10/29/2005              $ 11,135                      $ 11,531
10/30/2005              $ 11,135                      $ 11,531
10/31/2005              $ 11,315                      $ 11,902
 11/1/2005              $ 11,339                      $ 11,764
 11/2/2005              $ 11,539                      $ 11,980
 11/3/2005              $ 11,607                      $ 12,057
 11/4/2005              $ 11,587                      $ 12,047
 11/5/2005              $ 11,587                      $ 12,047
 11/6/2005              $ 11,587                      $ 12,047
 11/7/2005              $ 11,619                      $ 12,259
 11/8/2005              $ 11,543                      $ 12,158
 11/9/2005              $ 11,583                      $ 12,196
11/10/2005              $ 11,643                      $ 12,294
11/11/2005              $ 11,663                      $ 12,332
11/12/2005              $ 11,663                      $ 12,332
11/13/2005              $ 11,663                      $ 12,332
11/14/2005              $ 11,663                      $ 12,316
11/15/2005              $ 11,595                      $ 12,190
11/16/2005              $ 11,611                      $ 12,249
11/17/2005              $ 11,803                      $ 12,473
11/18/2005              $ 11,831                      $ 12,468
11/19/2005              $ 11,831                      $ 12,468
11/20/2005              $ 11,831                      $ 12,468
11/21/2005              $ 11,959                      $ 12,579
11/22/2005              $ 12,044                      $ 12,695
11/23/2005              $ 12,064                      $ 12,717
11/24/2005              $ 12,064                      $ 12,717
11/25/2005              $ 12,092                      $ 12,757
11/26/2005              $ 12,092                      $ 12,757
11/27/2005              $ 12,092                      $ 12,757
11/28/2005              $ 11,883                      $ 12,552
11/29/2005              $ 11,915                      $ 12,569
11/30/2005              $ 11,927                      $ 12,556
 12/1/2005              $ 12,108                      $ 12,712
 12/2/2005              $ 12,112                      $ 12,738
 12/3/2005              $ 12,112                      $ 12,738
 12/4/2005              $ 12,112                      $ 12,738
 12/5/2005              $ 12,056                      $ 12,678
 12/6/2005              $ 12,048                      $ 12,672
 12/7/2005              $ 12,004                      $ 12,629
 12/8/2005              $ 12,032                      $ 12,663
 12/9/2005              $ 12,080                      $ 12,736
12/10/2005              $ 12,080                      $ 12,736
12/11/2005              $ 12,080                      $ 12,736
12/12/2005              $ 12,088                      $ 12,730
12/13/2005              $ 12,112                      $ 12,729
12/14/2005              $ 12,176                      $ 12,825
12/15/2005              $ 12,100                      $ 12,735
12/16/2005              $ 12,036                      $ 12,743
12/17/2005              $ 12,036                      $ 12,743
12/18/2005              $ 12,036                      $ 12,743
12/19/2005              $ 11,883                      $ 12,589
12/20/2005              $ 11,923                      $ 12,631
12/21/2005              $ 12,028                      $ 12,743
12/22/2005              $ 12,132                      $ 12,854
12/23/2005              $ 12,195                      $ 12,924
12/24/2005              $ 12,195                      $ 12,924
12/25/2005              $ 12,195                      $ 12,924
12/26/2005              $ 12,195                      $ 12,924
12/27/2005              $ 12,079                      $ 12,801
12/28/2005              $ 12,163                      $ 12,893
12/29/2005              $ 12,139                      $ 12,867
12/30/2005              $ 12,067                      $ 12,794
12/31/2005              $ 12,067                      $ 12,794
  1/1/2006              $ 12,067                      $ 12,794
  1/2/2006              $ 12,067                      $ 12,794
  1/3/2006              $ 12,195                      $ 12,927
  1/4/2006              $ 12,268                      $ 13,008
  1/5/2006              $ 12,308                      $ 13,052
  1/6/2006              $ 12,457                      $ 13,215
  1/7/2006              $ 12,457                      $ 13,215
  1/8/2006              $ 12,457                      $ 13,215
  1/9/2006              $ 12,597                      $ 13,360
 1/10/2006              $ 12,617                      $ 13,385
 1/11/2006              $ 12,609                      $ 13,376
 1/12/2006              $ 12,509                      $ 13,268
 1/13/2006              $ 12,469                      $ 13,229
 1/14/2006              $ 12,469                      $ 13,229
 1/15/2006              $ 12,469                      $ 13,229
 1/16/2006              $ 12,469                      $ 13,229
 1/17/2006              $ 12,380                      $ 13,135
 1/18/2006              $ 12,380                      $ 13,135
 1/19/2006              $ 12,505                      $ 13,271
 1/20/2006              $ 12,256                      $ 13,004
 1/21/2006              $ 12,256                      $ 13,004
 1/22/2006              $ 12,256                      $ 13,004
 1/23/2006              $ 12,268                      $ 13,021
 1/24/2006              $ 12,388                      $ 13,140
 1/25/2006              $ 12,352                      $ 13,082
 1/26/2006              $ 12,545                      $ 13,286
 1/27/2006              $ 12,609                      $ 13,354
 1/28/2006              $ 12,609                      $ 13,354
 1/29/2006              $ 12,609                      $ 13,354
 1/30/2006              $ 12,605                      $ 13,350
 1/31/2006              $ 12,722                      $ 13,478
  2/1/2006              $ 12,722                      $ 13,477
  2/2/2006              $ 12,625                      $ 13,379
  2/3/2006              $ 12,605                      $ 13,358
  2/4/2006              $ 12,605                      $ 13,358
  2/5/2006              $ 12,605                      $ 13,358
  2/6/2006              $ 12,597                      $ 13,351
  2/7/2006              $ 12,445                      $ 13,189
  2/8/2006              $ 12,561                      $ 13,311
  2/9/2006              $ 12,517                      $ 13,267
 2/10/2006              $ 12,473                      $ 13,220
 2/11/2006              $ 12,473                      $ 13,220
 2/12/2006              $ 12,473                      $ 13,220
 2/13/2006              $ 12,368                      $ 13,111
 2/14/2006              $ 12,473                      $ 13,220
 2/15/2006              $ 12,533                      $ 13,285
 2/16/2006              $ 12,633                      $ 13,394
 2/17/2006              $ 12,605                      $ 13,368
 2/18/2006              $ 12,605                      $ 13,368
 2/19/2006              $ 12,605                      $ 13,368
 2/20/2006              $ 12,605                      $ 13,368
 2/21/2006              $ 12,509                      $ 13,266
 2/22/2006              $ 12,682                      $ 13,447
 2/23/2006              $ 12,649                      $ 13,413
 2/24/2006              $ 12,738                      $ 13,509
 2/25/2006              $ 12,738                      $ 13,509
 2/26/2006              $ 12,738                      $ 13,509
 2/27/2006              $ 12,798                      $ 13,574
 2/28/2006              $ 12,625                      $ 13,387
  3/1/2006              $ 12,802                      $ 13,579
  3/2/2006              $ 12,698                      $ 13,468
  3/3/2006              $ 12,649                      $ 13,421
  3/4/2006              $ 12,649                      $ 13,421
  3/5/2006              $ 12,649                      $ 13,421
  3/6/2006              $ 12,545                      $ 13,310
  3/7/2006              $ 12,388                      $ 13,143
  3/8/2006              $ 12,392                      $ 13,152
  3/9/2006              $ 12,308                      $ 13,061
 3/10/2006              $ 12,400                      $ 13,160
 3/11/2006              $ 12,400                      $ 13,160
 3/12/2006              $ 12,400                      $ 13,160
 3/13/2006              $ 12,457                      $ 13,222
 3/14/2006              $ 12,581                      $ 13,356
 3/15/2006              $ 12,625                      $ 13,405
 3/16/2006              $ 12,597                      $ 13,377
 3/17/2006              $ 12,641                      $ 13,423
 3/18/2006              $ 12,641                      $ 13,423
 3/19/2006              $ 12,641                      $ 13,423
 3/20/2006              $ 12,629                      $ 13,411
 3/21/2006              $ 12,541                      $ 13,316
 3/22/2006              $ 12,641                      $ 13,428
 3/23/2006              $ 12,666                      $ 13,453
 3/24/2006              $ 12,702                      $ 13,492
 3/25/2006              $ 12,702                      $ 13,492
 3/26/2006              $ 12,702                      $ 13,492
 3/27/2006              $ 12,666                      $ 13,457
 3/28/2006              $ 12,653                      $ 13,445
 3/29/2006              $ 12,810                      $ 13,613
 3/30/2006              $ 12,818                      $ 13,623
 3/31/2006              $ 12,838                      $ 13,645
  4/1/2006              $ 12,838                      $ 13,645
  4/2/2006              $ 12,838                      $ 13,645
  4/3/2006              $ 12,758                      $ 13,560
  4/4/2006              $ 12,826                      $ 13,633
  4/5/2006              $ 12,935                      $ 13,750
  4/6/2006              $ 12,951                      $ 13,766
  4/7/2006              $ 12,830                      $ 13,642
  4/8/2006              $ 12,830                      $ 13,642
  4/9/2006              $ 12,830                      $ 13,642
 4/10/2006              $ 12,762                      $ 13,570
 4/11/2006              $ 12,637                      $ 13,436
 4/12/2006              $ 12,641                      $ 13,441
 4/13/2006              $ 12,653                      $ 13,455
 4/14/2006              $ 12,653                      $ 13,455
 4/15/2006              $ 12,653                      $ 13,455
 4/16/2006              $ 12,653                      $ 13,455
 4/17/2006              $ 12,633                      $ 13,434
 4/18/2006              $ 12,899                      $ 13,718
 4/19/2006              $ 13,003                      $ 13,831
 4/20/2006              $ 12,999                      $ 13,828
 4/21/2006              $ 12,878                      $ 13,704
 4/22/2006              $ 12,878                      $ 13,704
 4/23/2006              $ 12,878                      $ 13,704
 4/24/2006              $ 12,794                      $ 13,614
 4/25/2006              $ 12,754                      $ 13,573
 4/26/2006              $ 12,718                      $ 13,534
 4/27/2006              $ 12,662                      $ 13,475
 4/28/2006              $ 12,718                      $ 13,536
 4/29/2006              $ 12,718                      $ 13,536
 4/30/2006              $ 12,718                      $ 13,536
  5/1/2006              $ 12,633                      $ 13,449
  5/2/2006              $ 12,674                      $ 13,492
  5/3/2006              $ 12,666                      $ 13,485
  5/4/2006              $ 12,653                      $ 13,470
  5/5/2006              $ 12,774                      $ 13,602
  5/6/2006              $ 12,774                      $ 13,602
  5/7/2006              $ 12,774                      $ 13,602
  5/8/2006              $ 12,770                      $ 13,599
  5/9/2006              $ 12,726                      $ 13,553
 5/10/2006              $ 12,686                      $ 13,511
 5/11/2006              $ 12,521                      $ 13,332
 5/12/2006              $ 12,308                      $ 13,110
 5/13/2006              $ 12,308                      $ 13,110
 5/14/2006              $ 12,308                      $ 13,110
 5/15/2006              $ 12,240                      $ 13,038
 5/16/2006              $ 12,224                      $ 13,024
 5/17/2006              $ 12,027                      $ 12,815
 5/18/2006              $ 11,966                      $ 12,748
 5/19/2006              $ 12,027                      $ 12,815
 5/20/2006              $ 12,027                      $ 12,815
 5/21/2006              $ 12,027                      $ 12,815
 5/22/2006              $ 11,906                      $ 12,688
 5/23/2006              $ 11,826                      $ 12,601
 5/24/2006              $ 11,790                      $ 12,563
 5/25/2006              $ 11,906                      $ 12,687
 5/26/2006              $ 11,986                      $ 12,775
 5/27/2006              $ 11,986                      $ 12,775
 5/28/2006              $ 11,986                      $ 12,775
 5/29/2006              $ 11,986                      $ 12,775
 5/30/2006              $ 11,765                      $ 12,542
 5/31/2006              $ 11,934                      $ 12,725
  6/1/2006              $ 12,119                      $ 12,922
  6/2/2006              $ 12,135                      $ 12,940
  6/3/2006              $ 12,135                      $ 12,940
  6/4/2006              $ 12,135                      $ 12,940
  6/5/2006              $ 11,830                      $ 12,601
  6/6/2006              $ 11,802                      $ 12,573
  6/7/2006              $ 11,737                      $ 12,506
  6/8/2006              $ 11,701                      $ 12,470
  6/9/2006              $ 11,661                      $ 12,425
 6/10/2006              $ 11,661                      $ 12,425
 6/11/2006              $ 11,661                      $ 12,425
 6/12/2006              $ 11,356                      $ 12,106
 6/13/2006              $ 11,167                      $ 11,904
 6/14/2006              $ 11,255                      $ 11,998
 6/15/2006              $ 11,645                      $ 12,400
 6/16/2006              $ 11,585                      $ 12,334
 6/17/2006              $ 11,585                      $ 12,334
 6/18/2006              $ 11,585                      $ 12,334
 6/19/2006              $ 11,412                      $ 12,150
 6/20/2006              $ 11,364                      $ 12,099
 6/21/2006              $ 11,577                      $ 12,328
 6/22/2006              $ 11,500                      $ 12,249
 6/23/2006              $ 11,697                      $ 12,462
 6/24/2006              $ 11,697                      $ 12,462
 6/25/2006              $ 11,697                      $ 12,462
 6/26/2006              $ 11,729                      $ 12,497
 6/27/2006              $ 11,597                      $ 12,355
 6/28/2006              $ 11,565                      $ 12,323
 6/29/2006              $ 11,906                      $ 12,692
 6/30/2006              $ 11,958                      $ 12,752
  7/1/2006              $ 11,958                      $ 12,752
  7/2/2006              $ 11,958                      $ 12,752
  7/3/2006              $ 12,019                      $ 12,819
  7/4/2006              $ 12,019                      $ 12,819
  7/5/2006              $ 11,826                      $ 12,612
  7/6/2006              $ 11,854                      $ 12,643
  7/7/2006              $ 11,737                      $ 12,518
  7/8/2006              $ 11,737                      $ 12,518
  7/9/2006              $ 11,737                      $ 12,518
 7/10/2006              $ 11,661                      $ 12,439
 7/11/2006              $ 11,705                      $ 12,487
 7/12/2006              $ 11,544                      $ 12,315
 7/13/2006              $ 11,327                      $ 12,082
 7/14/2006              $ 11,235                      $ 11,982
 7/15/2006              $ 11,235                      $ 11,982
 7/16/2006              $ 11,235                      $ 11,982
 7/17/2006              $ 11,187                      $ 11,932
 7/18/2006              $ 11,187                      $ 11,934
 7/19/2006              $ 11,488                      $ 12,263
 7/20/2006              $ 11,215                      $ 11,974
 7/21/2006              $ 11,070                      $ 11,816
 7/22/2006              $ 11,070                      $ 11,816
 7/23/2006              $ 11,070                      $ 11,816
 7/24/2006              $ 11,364                      $ 12,133
 7/25/2006              $ 11,484                      $ 12,260
 7/26/2006              $ 11,408                      $ 12,181
 7/27/2006              $ 11,267                      $ 12,029
 7/28/2006              $ 11,448                      $ 12,226
 7/29/2006              $ 11,448                      $ 12,226
 7/30/2006              $ 11,448                      $ 12,226
 7/31/2006              $ 11,448                      $ 12,225
  8/1/2006              $ 11,291                      $ 12,059
  8/2/2006              $ 11,368                      $ 12,144
  8/3/2006              $ 11,456                      $ 12,237
  8/4/2006              $ 11,344                      $ 12,121
  8/5/2006              $ 11,344                      $ 12,121
  8/6/2006              $ 11,344                      $ 12,121
  8/7/2006              $ 11,283                      $ 12,056
  8/8/2006              $ 11,143                      $ 11,905
  8/9/2006              $ 11,022                      $ 11,776
 8/10/2006              $ 11,106                      $ 11,869
 8/11/2006              $ 10,994                      $ 11,746
 8/12/2006              $ 10,994                      $ 11,746
 8/13/2006              $ 10,994                      $ 11,746
 8/14/2006              $ 10,982                      $ 11,734
 8/15/2006              $ 11,211                      $ 11,979
 8/16/2006              $ 11,408                      $ 12,190
 8/17/2006              $ 11,420                      $ 12,203
 8/18/2006              $ 11,464                      $ 12,254
 8/19/2006              $ 11,464                      $ 12,254
 8/20/2006              $ 11,464                      $ 12,254
 8/21/2006              $ 11,323                      $ 12,104
 8/22/2006              $ 11,323                      $ 12,104
 8/23/2006              $ 11,235                      $ 12,011
 8/24/2006              $ 11,123                      $ 11,891
 8/25/2006              $ 11,123                      $ 11,890
 8/26/2006              $ 11,123                      $ 11,890
 8/27/2006              $ 11,123                      $ 11,890
 8/28/2006              $ 11,243                      $ 12,022
 8/29/2006              $ 11,307                      $ 12,092
 8/30/2006              $ 11,348                      $ 12,134
 8/31/2006              $ 11,360                      $ 12,148
  9/1/2006              $ 11,428                      $ 12,222
  9/2/2006              $ 11,428                      $ 12,222
  9/3/2006              $ 11,428                      $ 12,222
  9/4/2006              $ 11,428                      $ 12,222
  9/5/2006              $ 11,456                      $ 12,256
  9/6/2006              $ 11,267                      $ 12,052
  9/7/2006              $ 11,215                      $ 11,998
  9/8/2006              $ 11,219                      $ 12,002
  9/9/2006              $ 11,219                      $ 12,002
 9/10/2006              $ 11,219                      $ 12,002
 9/11/2006              $ 11,251                      $ 12,038
 9/12/2006              $ 11,540                      $ 12,348
 9/13/2006              $ 11,609                      $ 12,423
 9/14/2006              $ 11,544                      $ 12,354
 9/15/2006              $ 11,520                      $ 12,329
 9/16/2006              $ 11,520                      $ 12,329
 9/17/2006              $ 11,520                      $ 12,329
 9/18/2006              $ 11,536                      $ 12,347
 9/19/2006              $ 11,520                      $ 12,330
 9/20/2006              $ 11,601                      $ 12,418
 9/21/2006              $ 11,544                      $ 12,358
 9/22/2006              $ 11,464                      $ 12,273
 9/23/2006              $ 11,464                      $ 12,273
 9/24/2006              $ 11,464                      $ 12,273
 9/25/2006              $ 11,597                      $ 12,417
 9/26/2006              $ 11,701                      $ 12,530
 9/27/2006              $ 11,709                      $ 12,541
 9/28/2006              $ 11,717                      $ 12,547
 9/29/2006              $ 11,593                      $ 12,418
 9/30/2006              $ 11,593                      $ 12,418
 10/1/2006              $ 11,593                      $ 12,418
 10/2/2006              $ 11,544                      $ 12,365
 10/3/2006              $ 11,536                      $ 12,357
 10/4/2006              $ 11,761                      $ 12,599
 10/5/2006              $ 11,906                      $ 12,757
 10/6/2006              $ 11,822                      $ 12,667
 10/7/2006              $ 11,822                      $ 12,667
 10/8/2006              $ 11,822                      $ 12,667
 10/9/2006              $ 11,898                      $ 12,753
10/10/2006              $ 11,954                      $ 12,811
10/11/2006              $ 11,910                      $ 12,766
10/12/2006              $ 12,131                      $ 13,003
10/13/2006              $ 12,183                      $ 13,059
10/14/2006              $ 12,183                      $ 13,059
10/15/2006              $ 12,183                      $ 13,059
10/16/2006              $ 12,272                      $ 13,158
10/17/2006              $ 12,151                      $ 13,027
10/18/2006              $ 12,091                      $ 12,967
10/19/2006              $ 12,111                      $ 12,991
10/20/2006              $ 12,055                      $ 12,929
10/21/2006              $ 12,055                      $ 12,929
10/22/2006              $ 12,055                      $ 12,929
10/23/2006              $ 12,119                      $ 13,001
10/24/2006              $ 12,099                      $ 12,982
10/25/2006              $ 12,111                      $ 12,994
10/26/2006              $ 12,256                      $ 13,153
10/27/2006              $ 12,095                      $ 12,982
10/28/2006              $ 12,095                      $ 12,982
10/29/2006              $ 12,095                      $ 12,982
10/30/2006              $ 12,135                      $ 13,027
10/31/2006              $ 12,071                      $ 12,958
 11/1/2006              $ 11,886                      $ 12,760
 11/2/2006              $ 11,902                      $ 12,781
 11/3/2006              $ 11,918                      $ 12,796
 11/4/2006              $ 11,918                      $ 12,796
 11/5/2006              $ 11,918                      $ 12,796
 11/6/2006              $ 12,063                      $ 12,957
 11/7/2006              $ 12,107                      $ 13,003
 11/8/2006              $ 12,179                      $ 13,081
 11/9/2006              $ 12,075                      $ 12,971
11/10/2006              $ 12,187                      $ 13,092
11/11/2006              $ 12,187                      $ 13,092
11/12/2006              $ 12,187                      $ 13,092
11/13/2006              $ 12,224                      $ 13,131
11/14/2006              $ 12,404                      $ 13,326
11/15/2006              $ 12,541                      $ 13,475
11/16/2006              $ 12,541                      $ 13,476
11/17/2006              $ 12,513                      $ 13,451
11/18/2006              $ 12,513                      $ 13,451
11/19/2006              $ 12,513                      $ 13,451
11/20/2006              $ 12,501                      $ 13,436
11/21/2006              $ 12,533                      $ 13,471
11/22/2006              $ 12,613                      $ 13,559
11/23/2006              $ 12,613                      $ 13,559
11/24/2006              $ 12,593                      $ 13,539
11/25/2006              $ 12,593                      $ 13,539
11/26/2006              $ 12,593                      $ 13,539
11/27/2006              $ 12,352                      $ 13,281
11/28/2006              $ 12,360                      $ 13,290
11/29/2006              $ 12,533                      $ 13,476
11/30/2006              $ 12,545                      $ 13,489
 12/1/2006              $ 12,549                      $ 13,500
 12/2/2006              $ 12,549                      $ 13,500
 12/3/2006              $ 12,549                      $ 13,500
 12/4/2006              $ 12,706                      $ 13,667
 12/5/2006              $ 12,762                      $ 13,728
 12/6/2006              $ 12,775                      $ 13,743
 12/7/2006              $ 12,690                      $ 13,651
 12/8/2006              $ 12,699                      $ 13,662
 12/9/2006              $ 12,699                      $ 13,662
12/10/2006              $ 12,699                      $ 13,662
12/11/2006              $ 12,669                      $ 13,632
12/12/2006              $ 12,584                      $ 13,544
12/13/2006              $ 12,606                      $ 13,567
12/14/2006              $ 12,695                      $ 13,661
12/15/2006              $ 12,644                      $ 13,608
12/16/2006              $ 12,644                      $ 13,608
12/17/2006              $ 12,644                      $ 13,608
12/18/2006              $ 12,525                      $ 13,484
12/19/2006              $ 12,529                      $ 13,491
12/20/2006              $ 12,542                      $ 13,507
12/21/2006              $ 12,496                      $ 13,456
12/22/2006              $ 12,457                      $ 13,414
12/23/2006              $ 12,457                      $ 13,414
12/24/2006              $ 12,457                      $ 13,414
12/25/2006              $ 12,457                      $ 13,414
12/26/2006              $ 12,496                      $ 13,459
12/27/2006              $ 12,606                      $ 13,579
12/28/2006              $ 12,568                      $ 13,538
12/29/2006              $ 12,466                      $ 13,431
12/30/2006              $ 12,466                      $ 13,431
12/31/2006              $ 12,466                      $ 13,431
  1/1/2007              $ 12,466                      $ 13,431
  1/2/2007              $ 12,466                      $ 13,431
  1/3/2007              $ 12,504                      $ 13,472
  1/4/2007              $ 12,538                      $ 13,507
  1/5/2007              $ 12,424                      $ 13,389
  1/6/2007              $ 12,424                      $ 13,389
  1/7/2007              $ 12,424                      $ 13,389
  1/8/2007              $ 12,457                      $ 13,424
  1/9/2007              $ 12,529                      $ 13,502
 1/10/2007              $ 12,580                      $ 13,557
 1/11/2007              $ 12,728                      $ 13,720
 1/12/2007              $ 12,822                      $ 13,826
 1/13/2007              $ 12,822                      $ 13,826
 1/14/2007              $ 12,822                      $ 13,826
 1/15/2007              $ 12,822                      $ 13,826
 1/16/2007              $ 12,796                      $ 13,796
 1/17/2007              $ 12,809                      $ 13,809
 1/18/2007              $ 12,707                      $ 13,700
 1/19/2007              $ 12,741                      $ 13,741
 1/20/2007              $ 12,741                      $ 13,741
 1/21/2007              $ 12,741                      $ 13,741
 1/22/2007              $ 12,678                      $ 13,671
 1/23/2007              $ 12,775                      $ 13,777
 1/24/2007              $ 12,894                      $ 13,908
 1/25/2007              $ 12,720                      $ 13,718
 1/26/2007              $ 12,703                      $ 13,704
 1/27/2007              $ 12,703                      $ 13,704
 1/28/2007              $ 12,703                      $ 13,704
 1/29/2007              $ 12,758                      $ 13,764
 1/30/2007              $ 12,783                      $ 13,793
 1/31/2007              $ 12,877                      $ 13,892
  2/1/2007              $ 12,953                      $ 13,981
  2/2/2007              $ 13,016                      $ 14,051
  2/3/2007              $ 13,016                      $ 14,051
  2/4/2007              $ 13,016                      $ 14,051
  2/5/2007              $ 13,016                      $ 14,048
  2/6/2007              $ 13,042                      $ 14,079
  2/7/2007              $ 13,067                      $ 14,108
  2/8/2007              $ 13,080                      $ 14,123
  2/9/2007              $ 12,982                      $ 14,018
 2/10/2007              $ 12,982                      $ 14,018
 2/11/2007              $ 12,982                      $ 14,018
 2/12/2007              $ 12,970                      $ 14,003
 2/13/2007              $ 13,063                      $ 14,105
 2/14/2007              $ 13,156                      $ 14,207
 2/15/2007              $ 13,232                      $ 14,293
 2/16/2007              $ 13,215                      $ 14,276
 2/17/2007              $ 13,215                      $ 14,276
 2/18/2007              $ 13,215                      $ 14,276
 2/19/2007              $ 13,215                      $ 14,276
 2/20/2007              $ 13,275                      $ 14,339
 2/21/2007              $ 13,321                      $ 14,392
 2/22/2007              $ 13,313                      $ 14,383
 2/23/2007              $ 13,317                      $ 14,389
 2/24/2007              $ 13,317                      $ 14,389
 2/25/2007              $ 13,317                      $ 14,389
 2/26/2007              $ 13,253                      $ 14,320
 2/27/2007              $ 12,843                      $ 13,877
 2/28/2007              $ 12,851                      $ 13,886
  3/1/2007              $ 12,822                      $ 13,858
  3/2/2007              $ 12,623                      $ 13,648
  3/3/2007              $ 12,623                      $ 13,648
  3/4/2007              $ 12,623                      $ 13,648
  3/5/2007              $ 12,415                      $ 13,421
  3/6/2007              $ 12,601                      $ 13,622
  3/7/2007              $ 12,627                      $ 13,656
  3/8/2007              $ 12,711                      $ 13,748
  3/9/2007              $ 12,741                      $ 13,782
 3/10/2007              $ 12,741                      $ 13,782
 3/11/2007              $ 12,741                      $ 13,782
 3/12/2007              $ 12,796                      $ 13,844
 3/13/2007              $ 12,555                      $ 13,581
 3/14/2007              $ 12,601                      $ 13,633
 3/15/2007              $ 12,686                      $ 13,727
 3/16/2007              $ 12,631                      $ 13,668
 3/17/2007              $ 12,631                      $ 13,668
 3/18/2007              $ 12,631                      $ 13,668
 3/19/2007              $ 12,745                      $ 13,790
 3/20/2007              $ 12,830                      $ 13,884
 3/21/2007              $ 12,999                      $ 14,069
 3/22/2007              $ 13,042                      $ 14,115
 3/23/2007              $ 13,097                      $ 14,175
 3/24/2007              $ 13,097                      $ 14,175
 3/25/2007              $ 13,097                      $ 14,175
 3/26/2007              $ 13,093                      $ 14,172
 3/27/2007              $ 13,050                      $ 14,125
 3/28/2007              $ 12,978                      $ 14,052
 3/29/2007              $ 12,995                      $ 14,068
 3/30/2007              $ 13,021                      $ 14,096
 3/31/2007              $ 13,021                      $ 14,096

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

------------------------------------------------------------------------------------------------------------------------
                                                A-CLASS                             C-CLASS                 H-CLASS
                                               (09/01/04)                          (02/20/04)              (02/20/04)
------------------------------------------------------------------------------------------------------------------------
                                   ONE    ONE      SINCE       SINCE        ONE    ONE       SINCE      ONE      SINCE
                                  YEAR   YEAR*   INCEPTION   INCEPTION*    YEAR   YEAR**   INCEPTION    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND               1.36%  -3.45%    12.67%      10.57%      0.60%  -0.40%      8.05%     1.42%     8.86%
S&P MIDCAP 400/CITIGROUP
   PURE GROWTH INDEX              3.31%   3.31%    15.09%      15.09%      3.31%   3.31%     11.67%     3.31%    11.67%
------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 47

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

INCEPTION: February 20, 2004

Rydex Large-Cap Growth Fund H-Class returned 4.02% over the 12-month period ended March 31, 2007. The consumer discretionary, consumer staples and health care sectors contributed most to this modest return. The Fund underperformed its large-cap value counterpart as pure value outperformed pure growth in aggregate, as the large-cap value Fund had holdings in better performing financials and utilities stocks than Rydex Large-Cap Growth Fund.

The S&P 500/Citigroup Pure Growth Index produced a 6.32% return for the same one-year period. Last year reversed a five-year trend of small-capitalization indices out-performing large-capitalization indices, as witnessed by the outperformance of the S&P 500 Index relative to the Russell 2000(R) Index.

The Fund achieved a daily correlation of more than 0.99 to its benchmark of the daily performance of the S&P 500/Citigroup Pure Growth Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                  LARGE-CAP    S&P 500/CITIGROUP
                                                 GROWTH FUND   PURE GROWTH INDEX

Other                                                4.9%             6.7%
Health Care                                         23.2%            22.1%
Consumer Discretionary                              20.9%            20.5%
Information Technology                              18.2%            18.3%
Consumer Staples                                     9.8%             9.8%
Energy                                               8.7%             9.3%
Financials                                           8.2%             7.6%
Industrials                                          5.8%             5.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Hospira, Inc.                                                               1.5%
Coach, Inc.                                                                 1.4%
XTO Energy, Inc.                                                            1.4%
Express Scripts, Inc.                                                       1.3%
Amazon.com, Inc.                                                            1.2%
Coventry Health Care, Inc.                                                  1.2%
Cognizant Technology Solutions Corp. -- Class A                             1.2%
Gilead Sciences, Inc.                                                       1.2%
Zimmer Holdings, Inc.                                                       1.2%
Apollo Group, Inc. -- Class A                                               1.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              12.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


48 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   LARGE-CAP GROWTH FUND         S&P 500/CITIGROUP
   DATE                  C-CLASS                 PURE GROWTH INDEX

 2/20/2004               $ 10,000                    $ 10,000
 2/21/2004               $ 10,000                    $ 10,000
 2/22/2004               $ 10,000                    $ 10,000
 2/23/2004               $  9,960                    $  9,905
 2/24/2004               $  9,952                    $  9,889
 2/25/2004               $  9,972                    $  9,932
 2/26/2004               $  9,968                    $  9,978
 2/27/2004               $  9,948                    $ 10,005
 2/28/2004               $  9,948                    $ 10,005
 2/29/2004               $  9,948                    $ 10,005
  3/1/2004               $ 10,040                    $ 10,137
  3/2/2004               $  9,956                    $ 10,061
  3/3/2004               $  9,968                    $ 10,081
  3/4/2004               $ 10,004                    $ 10,144
  3/5/2004               $ 10,000                    $ 10,197
  3/6/2004               $ 10,000                    $ 10,197
  3/7/2004               $ 10,000                    $ 10,197
  3/8/2004               $  9,896                    $ 10,083
  3/9/2004               $  9,848                    $ 10,006
 3/10/2004               $  9,728                    $  9,875
 3/11/2004               $  9,572                    $  9,726
 3/12/2004               $  9,672                    $  9,862
 3/13/2004               $  9,672                    $  9,862
 3/14/2004               $  9,672                    $  9,862
 3/15/2004               $  9,532                    $  9,714
 3/16/2004               $  9,576                    $  9,750
 3/17/2004               $  9,664                    $  9,885
 3/18/2004               $  9,632                    $  9,862
 3/19/2004               $  9,512                    $  9,776
 3/20/2004               $  9,512                    $  9,776
 3/21/2004               $  9,512                    $  9,776
 3/22/2004               $  9,400                    $  9,667
 3/23/2004               $  9,392                    $  9,672
 3/24/2004               $  9,400                    $  9,695
 3/25/2004               $  9,580                    $  9,870
 3/26/2004               $  9,544                    $  9,863
 3/27/2004               $  9,544                    $  9,863
 3/28/2004               $  9,544                    $  9,863
 3/29/2004               $  9,676                    $  9,992
 3/30/2004               $  9,688                    $ 10,039
 3/31/2004               $  9,672                    $ 10,033
  4/1/2004               $  9,720                    $ 10,083
  4/2/2004               $  9,840                    $ 10,191
  4/3/2004               $  9,840                    $ 10,191
  4/4/2004               $  9,840                    $ 10,191
  4/5/2004               $  9,912                    $ 10,279
  4/6/2004               $  9,880                    $ 10,240
  4/7/2004               $  9,816                    $ 10,179
  4/8/2004               $  9,800                    $ 10,195
  4/9/2004               $  9,800                    $ 10,195
 4/10/2004               $  9,800                    $ 10,195
 4/11/2004               $  9,800                    $ 10,195
 4/12/2004               $  9,848                    $ 10,252
 4/13/2004               $  9,744                    $ 10,113
 4/14/2004               $  9,768                    $ 10,115
 4/15/2004               $  9,792                    $ 10,081
 4/16/2004               $  9,820                    $ 10,141
 4/17/2004               $  9,820                    $ 10,141
 4/18/2004               $  9,820                    $ 10,141
 4/19/2004               $  9,848                    $ 10,169
 4/20/2004               $  9,684                    $ 10,013
 4/21/2004               $  9,732                    $ 10,093
 4/22/2004               $  9,848                    $ 10,263
 4/23/2004               $  9,884                    $ 10,226
 4/24/2004               $  9,884                    $ 10,226
 4/25/2004               $  9,884                    $ 10,226
 4/26/2004               $  9,824                    $ 10,124
 4/27/2004               $  9,832                    $ 10,159
 4/28/2004               $  9,700                    $ 10,015
 4/29/2004               $  9,640                    $  9,936
 4/30/2004               $  9,572                    $  9,857
  5/1/2004               $  9,572                    $  9,857
  5/2/2004               $  9,572                    $  9,857
  5/3/2004               $  9,664                    $  9,965
  5/4/2004               $  9,672                    $  9,942
  5/5/2004               $  9,688                    $ 10,017
  5/6/2004               $  9,652                    $  9,916
  5/7/2004               $  9,576                    $  9,774
  5/8/2004               $  9,576                    $  9,774
  5/9/2004               $  9,576                    $  9,774
 5/10/2004               $  9,520                    $  9,641
 5/11/2004               $  9,580                    $  9,759
 5/12/2004               $  9,560                    $  9,749
 5/13/2004               $  9,544                    $  9,779
 5/14/2004               $  9,512                    $  9,781
 5/15/2004               $  9,512                    $  9,781
 5/16/2004               $  9,512                    $  9,781
 5/17/2004               $  9,428                    $  9,668
 5/18/2004               $  9,484                    $  9,751
 5/19/2004               $  9,448                    $  9,719
 5/20/2004               $  9,448                    $  9,708
 5/21/2004               $  9,480                    $  9,778
 5/22/2004               $  9,480                    $  9,778
 5/23/2004               $  9,480                    $  9,778
 5/24/2004               $  9,464                    $  9,814
 5/25/2004               $  9,612                    $ 10,012
 5/26/2004               $  9,636                    $ 10,011
 5/27/2004               $  9,716                    $ 10,083
 5/28/2004               $  9,700                    $ 10,094
 5/29/2004               $  9,700                    $ 10,094
 5/30/2004               $  9,700                    $ 10,094
 5/31/2004               $  9,700                    $ 10,094
  6/1/2004               $  9,704                    $ 10,115
  6/2/2004               $  9,732                    $ 10,131
  6/3/2004               $  9,668                    $ 10,041
  6/4/2004               $  9,716                    $ 10,097
  6/5/2004               $  9,716                    $ 10,097
  6/6/2004               $  9,716                    $ 10,097
  6/7/2004               $  9,868                    $ 10,285
  6/8/2004               $  9,900                    $ 10,292
  6/9/2004               $  9,808                    $ 10,148
 6/10/2004               $  9,836                    $ 10,165
 6/11/2004               $  9,836                    $ 10,165
 6/12/2004               $  9,836                    $ 10,165
 6/13/2004               $  9,836                    $ 10,165
 6/14/2004               $  9,760                    $ 10,056
 6/15/2004               $  9,824                    $ 10,112
 6/16/2004               $  9,824                    $ 10,130
 6/17/2004               $  9,792                    $ 10,085
 6/18/2004               $  9,804                    $ 10,079
 6/19/2004               $  9,804                    $ 10,079
 6/20/2004               $  9,804                    $ 10,079
 6/21/2004               $  9,764                    $ 10,026
 6/22/2004               $  9,800                    $ 10,072
 6/23/2004               $  9,880                    $ 10,158
 6/24/2004               $  9,844                    $ 10,140
 6/25/2004               $  9,768                    $ 10,176
 6/26/2004               $  9,768                    $ 10,176
 6/27/2004               $  9,768                    $ 10,176
 6/28/2004               $  9,776                    $ 10,111
 6/29/2004               $  9,812                    $ 10,115
 6/30/2004               $  9,844                    $ 10,180
  7/1/2004               $  9,732                    $ 10,055
  7/2/2004               $  9,680                    $ 10,021
  7/3/2004               $  9,680                    $ 10,021
  7/4/2004               $  9,680                    $ 10,021
  7/5/2004               $  9,680                    $ 10,021
  7/6/2004               $  9,600                    $  9,918
  7/7/2004               $  9,616                    $  9,947
  7/8/2004               $  9,540                    $  9,822
  7/9/2004               $  9,576                    $  9,829
 7/10/2004               $  9,576                    $  9,829
 7/11/2004               $  9,576                    $  9,829
 7/12/2004               $  9,572                    $  9,831
 7/13/2004               $  9,584                    $  9,846
 7/14/2004               $  9,540                    $  9,835
 7/15/2004               $  9,496                    $  9,835
 7/16/2004               $  9,428                    $  9,736
 7/17/2004               $  9,428                    $  9,736
 7/18/2004               $  9,428                    $  9,736
 7/19/2004               $  9,408                    $  9,706
 7/20/2004               $  9,484                    $  9,795
 7/21/2004               $  9,352                    $  9,648
 7/22/2004               $  9,388                    $  9,656
 7/23/2004               $  9,244                    $  9,553
 7/24/2004               $  9,244                    $  9,553
 7/25/2004               $  9,244                    $  9,553
 7/26/2004               $  9,220                    $  9,509
 7/27/2004               $  9,312                    $  9,584
 7/28/2004               $  9,312                    $  9,541
 7/29/2004               $  9,344                    $  9,611
 7/30/2004               $  9,364                    $  9,647
 7/31/2004               $  9,364                    $  9,647
  8/1/2004               $  9,364                    $  9,647
  8/2/2004               $  9,404                    $  9,652
  8/3/2004               $  9,316                    $  9,569
  8/4/2004               $  9,328                    $  9,509
  8/5/2004               $  9,164                    $  9,334
  8/6/2004               $  9,012                    $  9,153
  8/7/2004               $  9,012                    $  9,153
  8/8/2004               $  9,012                    $  9,153
  8/9/2004               $  9,016                    $  9,177
 8/10/2004               $  9,140                    $  9,333
 8/11/2004               $  9,112                    $  9,314
 8/12/2004               $  9,016                    $  9,212
 8/13/2004               $  9,036                    $  9,235
 8/14/2004               $  9,036                    $  9,235
 8/15/2004               $  9,036                    $  9,235
 8/16/2004               $  9,140                    $  9,370
 8/17/2004               $  9,164                    $  9,391
 8/18/2004               $  9,288                    $  9,517
 8/19/2004               $  9,248                    $  9,486
 8/20/2004               $  9,288                    $  9,559
 8/21/2004               $  9,288                    $  9,559
 8/22/2004               $  9,288                    $  9,559
 8/23/2004               $  9,280                    $  9,534
 8/24/2004               $  9,284                    $  9,528
 8/25/2004               $  9,360                    $  9,592
 8/26/2004               $  9,352                    $  9,596
 8/27/2004               $  9,376                    $  9,624
 8/28/2004               $  9,376                    $  9,624
 8/29/2004               $  9,376                    $  9,624
 8/30/2004               $  9,292                    $  9,525
 8/31/2004               $  9,312                    $  9,569
  9/1/2004               $  9,340                    $  9,627
  9/2/2004               $  9,448                    $  9,763
  9/3/2004               $  9,384                    $  9,745
  9/4/2004               $  9,384                    $  9,745
  9/5/2004               $  9,384                    $  9,745
  9/6/2004               $  9,384                    $  9,745
  9/7/2004               $  9,432                    $  9,821
  9/8/2004               $  9,408                    $  9,784
  9/9/2004               $  9,420                    $  9,790
 9/10/2004               $  9,476                    $  9,861
 9/11/2004               $  9,476                    $  9,861
 9/12/2004               $  9,476                    $  9,861
 9/13/2004               $  9,496                    $  9,910
 9/14/2004               $  9,520                    $  9,959
 9/15/2004               $  9,444                    $  9,890
 9/16/2004               $  9,440                    $  9,928
 9/17/2004               $  9,484                    $  9,985
 9/18/2004               $  9,484                    $  9,985
 9/19/2004               $  9,484                    $  9,985
 9/20/2004               $  9,428                    $  9,941
 9/21/2004               $  9,460                    $ 10,028
 9/22/2004               $  9,312                    $  9,890
 9/23/2004               $  9,284                    $  9,862
 9/24/2004               $  9,264                    $  9,896
 9/25/2004               $  9,264                    $  9,896
 9/26/2004               $  9,264                    $  9,896
 9/27/2004               $  9,204                    $  9,835
 9/28/2004               $  9,260                    $  9,876
 9/29/2004               $  9,328                    $  9,941
 9/30/2004               $  9,288                    $  9,960
 10/1/2004               $  9,432                    $ 10,099
 10/2/2004               $  9,432                    $ 10,099
 10/3/2004               $  9,432                    $ 10,099
 10/4/2004               $  9,460                    $ 10,121
 10/5/2004               $  9,456                    $ 10,102
 10/6/2004               $  9,504                    $ 10,161
 10/7/2004               $  9,376                    $ 10,057
 10/8/2004               $  9,276                    $  9,953
 10/9/2004               $  9,276                    $  9,953
10/10/2004               $  9,276                    $  9,953
10/11/2004               $  9,304                    $  9,965
10/12/2004               $  9,280                    $  9,941
10/13/2004               $  9,240                    $  9,878
10/14/2004               $  9,172                    $  9,814
10/15/2004               $  9,208                    $  9,850
10/16/2004               $  9,208                    $  9,850
10/17/2004               $  9,208                    $  9,850
10/18/2004               $  9,284                    $  9,929
10/19/2004               $  9,216                    $  9,806
10/20/2004               $  9,232                    $  9,795
10/21/2004               $  9,264                    $  9,850
10/22/2004               $  9,144                    $  9,787
10/23/2004               $  9,144                    $  9,787
10/24/2004               $  9,144                    $  9,787
10/25/2004               $  9,108                    $  9,776
10/26/2004               $  9,220                    $  9,940
10/27/2004               $  9,384                    $ 10,107
10/28/2004               $  9,396                    $ 10,083
10/29/2004               $  9,400                    $ 10,113
10/30/2004               $  9,400                    $ 10,113
10/31/2004               $  9,400                    $ 10,113
 11/1/2004               $  9,384                    $ 10,100
 11/2/2004               $  9,396                    $ 10,121
 11/3/2004               $  9,508                    $ 10,245
 11/4/2004               $  9,640                    $ 10,391
 11/5/2004               $  9,688                    $ 10,479
 11/6/2004               $  9,688                    $ 10,479
 11/7/2004               $  9,688                    $ 10,479
 11/8/2004               $  9,688                    $ 10,457
 11/9/2004               $  9,688                    $ 10,451
11/10/2004               $  9,660                    $ 10,473
11/11/2004               $  9,752                    $ 10,574
11/12/2004               $  9,832                    $ 10,663
11/13/2004               $  9,832                    $ 10,663
11/14/2004               $  9,832                    $ 10,663
11/15/2004               $  9,852                    $ 10,678
11/16/2004               $  9,784                    $ 10,586
11/17/2004               $  9,840                    $ 10,653
11/18/2004               $  9,856                    $ 10,672
11/19/2004               $  9,724                    $ 10,550
11/20/2004               $  9,724                    $ 10,550
11/21/2004               $  9,724                    $ 10,550
11/22/2004               $  9,758                    $ 10,616
11/23/2004               $  9,722                    $ 10,622
11/24/2004               $  9,758                    $ 10,700
11/25/2004               $  9,758                    $ 10,700
11/26/2004               $  9,754                    $ 10,720
11/27/2004               $  9,754                    $ 10,720
11/28/2004               $  9,754                    $ 10,720
11/29/2004               $  9,722                    $ 10,681
11/30/2004               $  9,674                    $ 10,666
 12/1/2004               $  9,842                    $ 10,820
 12/2/2004               $  9,874                    $ 10,817
 12/3/2004               $  9,886                    $ 10,827
 12/4/2004               $  9,886                    $ 10,827
 12/5/2004               $  9,886                    $ 10,827
 12/6/2004               $  9,862                    $ 10,841
 12/7/2004               $  9,754                    $ 10,718
 12/8/2004               $  9,818                    $ 10,800
 12/9/2004               $  9,870                    $ 10,897
12/10/2004               $  9,854                    $ 10,907
12/11/2004               $  9,854                    $ 10,907
12/12/2004               $  9,854                    $ 10,907
12/13/2004               $  9,930                    $ 10,975
12/14/2004               $  9,978                    $ 11,032
12/15/2004               $  9,986                    $ 11,043
12/16/2004               $  9,982                    $ 10,966
12/17/2004               $  9,874                    $ 10,899
12/18/2004               $  9,874                    $ 10,899
12/19/2004               $  9,874                    $ 10,899
12/20/2004               $  9,890                    $ 10,886
12/21/2004               $  9,966                    $ 10,958
12/22/2004               $  9,994                    $ 10,983
12/23/2004               $ 10,002                    $ 10,960
12/24/2004               $ 10,002                    $ 10,960
12/25/2004               $ 10,002                    $ 10,960
12/26/2004               $ 10,002                    $ 10,960
12/27/2004               $  9,946                    $ 10,899
12/28/2004               $ 10,014                    $ 11,024
12/29/2004               $ 10,006                    $ 11,057
12/30/2004               $ 10,006                    $ 11,071
12/31/2004               $  9,986                    $ 11,072
  1/1/2005               $  9,986                    $ 11,072
  1/2/2005               $  9,986                    $ 11,072
  1/3/2005               $  9,918                    $ 10,937
  1/4/2005               $  9,806                    $ 10,785
  1/5/2005               $  9,766                    $ 10,739
  1/6/2005               $  9,794                    $ 10,743
  1/7/2005               $  9,794                    $ 10,720
  1/8/2005               $  9,794                    $ 10,720
  1/9/2005               $  9,794                    $ 10,720
 1/10/2005               $  9,834                    $ 10,777
 1/11/2005               $  9,778                    $ 10,755
 1/12/2005               $  9,830                    $ 10,813
 1/13/2005               $  9,730                    $ 10,747
 1/14/2005               $  9,794                    $ 10,834
 1/15/2005               $  9,794                    $ 10,834
 1/16/2005               $  9,794                    $ 10,834
 1/17/2005               $  9,794                    $ 10,834
 1/18/2005               $  9,870                    $ 10,939
 1/19/2005               $  9,782                    $ 10,842
 1/20/2005               $  9,702                    $ 10,714
 1/21/2005               $  9,630                    $ 10,640
 1/22/2005               $  9,630                    $ 10,640
 1/23/2005               $  9,630                    $ 10,640
 1/24/2005               $  9,582                    $ 10,585
 1/25/2005               $  9,642                    $ 10,613
 1/26/2005               $  9,678                    $ 10,679
 1/27/2005               $  9,686                    $ 10,719
 1/28/2005               $  9,654                    $ 10,677
 1/29/2005               $  9,654                    $ 10,677
 1/30/2005               $  9,654                    $ 10,677
 1/31/2005               $  9,718                    $ 10,778
  2/1/2005               $  9,786                    $ 10,897
  2/2/2005               $  9,826                    $ 10,924
  2/3/2005               $  9,798                    $ 10,891
  2/4/2005               $  9,894                    $ 10,987
  2/5/2005               $  9,894                    $ 10,987
  2/6/2005               $  9,894                    $ 10,987
  2/7/2005               $  9,874                    $ 10,964
  2/8/2005               $  9,886                    $ 10,941
  2/9/2005               $  9,782                    $ 10,810
 2/10/2005               $  9,822                    $ 10,850
 2/11/2005               $  9,886                    $ 10,947
 2/12/2005               $  9,886                    $ 10,947
 2/13/2005               $  9,886                    $ 10,947
 2/14/2005               $  9,902                    $ 10,946
 2/15/2005               $  9,938                    $ 10,999
 2/16/2005               $  9,950                    $ 11,019
 2/17/2005               $  9,874                    $ 10,903
 2/18/2005               $  9,894                    $ 10,922
 2/19/2005               $  9,894                    $ 10,922
 2/20/2005               $  9,894                    $ 10,922
 2/21/2005               $  9,894                    $ 10,922
 2/22/2005               $  9,750                    $ 10,781
 2/23/2005               $  9,798                    $ 10,816
 2/24/2005               $  9,894                    $ 10,919
 2/25/2005               $  9,974                    $ 11,046
 2/26/2005               $  9,974                    $ 11,046
 2/27/2005               $  9,974                    $ 11,046
 2/28/2005               $  9,926                    $ 11,016
  3/1/2005               $  9,970                    $ 11,049
  3/2/2005               $  9,978                    $ 11,071
  3/3/2005               $  9,978                    $ 11,106
  3/4/2005               $ 10,058                    $ 11,222
  3/5/2005               $ 10,058                    $ 11,222
  3/6/2005               $ 10,058                    $ 11,222
  3/7/2005               $ 10,074                    $ 11,251
  3/8/2005               $ 10,030                    $ 11,169
  3/9/2005               $  9,938                    $ 11,051
 3/10/2005               $  9,962                    $ 11,031
 3/11/2005               $  9,882                    $ 10,949
 3/12/2005               $  9,882                    $ 10,949
 3/13/2005               $  9,882                    $ 10,949
 3/14/2005               $  9,918                    $ 10,986
 3/15/2005               $  9,842                    $ 10,897
 3/16/2005               $  9,762                    $ 10,800
 3/17/2005               $  9,778                    $ 10,813
 3/18/2005               $  9,782                    $ 10,818
 3/19/2005               $  9,782                    $ 10,818
 3/20/2005               $  9,782                    $ 10,818
 3/21/2005               $  9,742                    $ 10,802
 3/22/2005               $  9,670                    $ 10,727
 3/23/2005               $  9,686                    $ 10,721
 3/24/2005               $  9,670                    $ 10,739
 3/25/2005               $  9,670                    $ 10,739
 3/26/2005               $  9,670                    $ 10,739
 3/27/2005               $  9,670                    $ 10,739
 3/28/2005               $  9,698                    $ 10,748
 3/29/2005               $  9,622                    $ 10,664
 3/30/2005               $  9,754                    $ 10,797
 3/31/2005               $  9,722                    $ 10,796
  4/1/2005               $  9,650                    $ 10,754
  4/2/2005               $  9,650                    $ 10,754
  4/3/2005               $  9,650                    $ 10,754
  4/4/2005               $  9,686                    $ 10,802
  4/5/2005               $  9,742                    $ 10,839
  4/6/2005               $  9,738                    $ 10,843
  4/7/2005               $  9,806                    $ 10,895
  4/8/2005               $  9,726                    $ 10,774
  4/9/2005               $  9,726                    $ 10,774
 4/10/2005               $  9,726                    $ 10,774
 4/11/2005               $  9,722                    $ 10,768
 4/12/2005               $  9,766                    $ 10,833
 4/13/2005               $  9,666                    $ 10,664
 4/14/2005               $  9,586                    $ 10,556
 4/15/2005               $  9,434                    $ 10,355
 4/16/2005               $  9,434                    $ 10,355
 4/17/2005               $  9,434                    $ 10,355
 4/18/2005               $  9,446                    $ 10,383
 4/19/2005               $  9,486                    $ 10,467
 4/20/2005               $  9,362                    $ 10,311
 4/21/2005               $  9,578                    $ 10,501
 4/22/2005               $  9,498                    $ 10,398
 4/23/2005               $  9,498                    $ 10,398
 4/24/2005               $  9,498                    $ 10,398
 4/25/2005               $  9,574                    $ 10,516
 4/26/2005               $  9,490                    $ 10,424
 4/27/2005               $  9,518                    $ 10,479
 4/28/2005               $  9,402                    $ 10,353
 4/29/2005               $  9,510                    $ 10,446
 4/30/2005               $  9,510                    $ 10,446
  5/1/2005               $  9,510                    $ 10,446
  5/2/2005               $  9,554                    $ 10,504
  5/3/2005               $  9,550                    $ 10,484
  5/4/2005               $  9,646                    $ 10,611
  5/5/2005               $  9,626                    $ 10,588
  5/6/2005               $  9,622                    $ 10,584
  5/7/2005               $  9,622                    $ 10,584
  5/8/2005               $  9,622                    $ 10,584
  5/9/2005               $  9,670                    $ 10,650
 5/10/2005               $  9,578                    $ 10,531
 5/11/2005               $  9,634                    $ 10,587
 5/12/2005               $  9,550                    $ 10,469
 5/13/2005               $  9,526                    $ 10,442
 5/14/2005               $  9,526                    $ 10,442
 5/15/2005               $  9,526                    $ 10,442
 5/16/2005               $  9,618                    $ 10,589
 5/17/2005               $  9,670                    $ 10,677
 5/18/2005               $  9,762                    $ 10,808
 5/19/2005               $  9,810                    $ 10,869
 5/20/2005               $  9,786                    $ 10,856
 5/21/2005               $  9,786                    $ 10,856
 5/22/2005               $  9,786                    $ 10,856
 5/23/2005               $  9,830                    $ 10,918
 5/24/2005               $  9,834                    $ 10,927
 5/25/2005               $  9,798                    $ 10,879
 5/26/2005               $  9,854                    $ 10,961
 5/27/2005               $  9,858                    $ 11,006
 5/28/2005               $  9,858                    $ 11,006
 5/29/2005               $  9,858                    $ 11,006
 5/30/2005               $  9,858                    $ 11,006
 5/31/2005               $  9,786                    $ 10,953
  6/1/2005               $  9,882                    $ 11,066
  6/2/2005               $  9,902                    $ 11,096
  6/3/2005               $  9,814                    $ 11,044
  6/4/2005               $  9,814                    $ 11,044
  6/5/2005               $  9,814                    $ 11,044
  6/6/2005               $  9,826                    $ 11,092
  6/7/2005               $  9,830                    $ 11,084
  6/8/2005               $  9,798                    $ 11,049
  6/9/2005               $  9,850                    $ 11,154
 6/10/2005               $  9,802                    $ 11,091
 6/11/2005               $  9,802                    $ 11,091
 6/12/2005               $  9,802                    $ 11,091
 6/13/2005               $  9,818                    $ 11,163
 6/14/2005               $  9,834                    $ 11,240
 6/15/2005               $  9,850                    $ 11,260
 6/16/2005               $  9,874                    $ 11,314
 6/17/2005               $  9,910                    $ 11,367
 6/18/2005               $  9,910                    $ 11,367
 6/19/2005               $  9,910                    $ 11,367
 6/20/2005               $  9,898                    $ 11,369
 6/21/2005               $  9,866                    $ 11,324
 6/22/2005               $  9,858                    $ 11,310
 6/23/2005               $  9,742                    $ 11,228
 6/24/2005               $  9,650                    $ 11,141
 6/25/2005               $  9,650                    $ 11,141
 6/26/2005               $  9,650                    $ 11,141
 6/27/2005               $  9,654                    $ 11,159
 6/28/2005               $  9,766                    $ 11,265
 6/29/2005               $  9,730                    $ 11,236
 6/30/2005               $  9,650                    $ 11,232
  7/1/2005               $  9,674                    $ 11,261
  7/2/2005               $  9,674                    $ 11,261
  7/3/2005               $  9,674                    $ 11,261
  7/4/2005               $  9,674                    $ 11,261
  7/5/2005               $  9,762                    $ 11,403
  7/6/2005               $  9,678                    $ 11,315
  7/7/2005               $  9,698                    $ 11,381
  7/8/2005               $  9,826                    $ 11,484
  7/9/2005               $  9,826                    $ 11,484
 7/10/2005               $  9,826                    $ 11,484
 7/11/2005               $  9,898                    $ 11,555
 7/12/2005               $  9,926                    $ 11,588
 7/13/2005               $  9,930                    $ 11,566
 7/14/2005               $  9,966                    $ 11,545
 7/15/2005               $  9,970                    $ 11,571
 7/16/2005               $  9,970                    $ 11,571
 7/17/2005               $  9,970                    $ 11,571
 7/18/2005               $  9,926                    $ 11,516
 7/19/2005               $ 10,014                    $ 11,595
 7/20/2005               $ 10,062                    $ 11,645
 7/21/2005               $ 10,010                    $ 11,541
 7/22/2005               $ 10,046                    $ 11,646
 7/23/2005               $ 10,046                    $ 11,646
 7/24/2005               $ 10,046                    $ 11,646
 7/25/2005               $ 10,006                    $ 11,587
 7/26/2005               $ 10,022                    $ 11,625
 7/27/2005               $ 10,066                    $ 11,668
 7/28/2005               $ 10,122                    $ 11,742
 7/29/2005               $ 10,034                    $ 11,646
 7/30/2005               $ 10,034                    $ 11,646
 7/31/2005               $ 10,034                    $ 11,646
  8/1/2005               $ 10,046                    $ 11,676
  8/2/2005               $ 10,126                    $ 11,735
  8/3/2005               $ 10,130                    $ 11,724
  8/4/2005               $ 10,038                    $ 11,646
  8/5/2005               $  9,982                    $ 11,540
  8/6/2005               $  9,982                    $ 11,540
  8/7/2005               $  9,982                    $ 11,540
  8/8/2005               $  9,954                    $ 11,525
  8/9/2005               $ 10,022                    $ 11,588
 8/10/2005               $  9,986                    $ 11,576
 8/11/2005               $ 10,062                    $ 11,669
 8/12/2005               $  9,994                    $ 11,635
 8/13/2005               $  9,994                    $ 11,635
 8/14/2005               $  9,994                    $ 11,635
 8/15/2005               $ 10,022                    $ 11,663
 8/16/2005               $  9,894                    $ 11,515
 8/17/2005               $  9,902                    $ 11,520
 8/18/2005               $  9,902                    $ 11,501
 8/19/2005               $  9,898                    $ 11,499
 8/20/2005               $  9,898                    $ 11,499
 8/21/2005               $  9,898                    $ 11,499
 8/22/2005               $  9,910                    $ 11,493
 8/23/2005               $  9,882                    $ 11,473
 8/24/2005               $  9,818                    $ 11,453
 8/25/2005               $  9,838                    $ 11,482
 8/26/2005               $  9,786                    $ 11,399
 8/27/2005               $  9,786                    $ 11,399
 8/28/2005               $  9,786                    $ 11,399
 8/29/2005               $  9,854                    $ 11,466
 8/30/2005               $  9,810                    $ 11,438
 8/31/2005               $  9,902                    $ 11,589
  9/1/2005               $  9,894                    $ 11,595
  9/2/2005               $  9,866                    $ 11,530
  9/3/2005               $  9,866                    $ 11,530
  9/4/2005               $  9,866                    $ 11,530
  9/5/2005               $  9,866                    $ 11,530
  9/6/2005               $ 10,006                    $ 11,676
  9/7/2005               $ 10,030                    $ 11,715
  9/8/2005               $  9,998                    $ 11,664
  9/9/2005               $ 10,062                    $ 11,764
 9/10/2005               $ 10,062                    $ 11,764
 9/11/2005               $ 10,062                    $ 11,764
 9/12/2005               $ 10,058                    $ 11,776
 9/13/2005               $  9,982                    $ 11,675
 9/14/2005               $  9,930                    $ 11,632
 9/15/2005               $  9,934                    $ 11,642
 9/16/2005               $  9,990                    $ 11,692
 9/17/2005               $  9,990                    $ 11,692
 9/18/2005               $  9,990                    $ 11,692
 9/19/2005               $  9,942                    $ 11,621
 9/20/2005               $  9,874                    $ 11,507
 9/21/2005               $  9,798                    $ 11,414
 9/22/2005               $  9,842                    $ 11,495
 9/23/2005               $  9,842                    $ 11,505
 9/24/2005               $  9,842                    $ 11,505
 9/25/2005               $  9,842                    $ 11,505
 9/26/2005               $  9,834                    $ 11,509
 9/27/2005               $  9,846                    $ 11,529
 9/28/2005               $  9,854                    $ 11,529
 9/29/2005               $  9,922                    $ 11,605
 9/30/2005               $  9,938                    $ 11,627
 10/1/2005               $  9,938                    $ 11,627
 10/2/2005               $  9,938                    $ 11,627
 10/3/2005               $  9,906                    $ 11,627
 10/4/2005               $  9,822                    $ 11,501
 10/5/2005               $  9,686                    $ 11,287
 10/6/2005               $  9,658                    $ 11,209
 10/7/2005               $  9,690                    $ 11,264
 10/8/2005               $  9,690                    $ 11,264
 10/9/2005               $  9,690                    $ 11,264
10/10/2005               $  9,634                    $ 11,190
10/11/2005               $  9,626                    $ 11,171
10/12/2005               $  9,586                    $ 11,083
10/13/2005               $  9,598                    $ 11,071
10/14/2005               $  9,670                    $ 11,194
10/15/2005               $  9,670                    $ 11,194
10/16/2005               $  9,670                    $ 11,194
10/17/2005               $  9,690                    $ 11,248
10/18/2005               $  9,598                    $ 11,121
10/19/2005               $  9,750                    $ 11,273
10/20/2005               $  9,626                    $ 11,095
10/21/2005               $  9,614                    $ 11,142
10/22/2005               $  9,614                    $ 11,142
10/23/2005               $  9,614                    $ 11,142
10/24/2005               $  9,750                    $ 11,300
10/25/2005               $  9,714                    $ 11,235
10/26/2005               $  9,662                    $ 11,157
10/27/2005               $  9,550                    $ 11,025
10/28/2005               $  9,694                    $ 11,235
10/29/2005               $  9,694                    $ 11,235
10/30/2005               $  9,694                    $ 11,235
10/31/2005               $  9,758                    $ 11,361
 11/1/2005               $  9,706                    $ 11,347
 11/2/2005               $  9,798                    $ 11,483
 11/3/2005               $  9,870                    $ 11,516
 11/4/2005               $  9,874                    $ 11,515
 11/5/2005               $  9,874                    $ 11,515
 11/6/2005               $  9,874                    $ 11,515
 11/7/2005               $  9,894                    $ 11,533
 11/8/2005               $  9,866                    $ 11,451
 11/9/2005               $  9,874                    $ 11,457
11/10/2005               $  9,962                    $ 11,596
11/11/2005               $  9,982                    $ 11,612
11/12/2005               $  9,982                    $ 11,612
11/13/2005               $  9,982                    $ 11,612
11/14/2005               $  9,970                    $ 11,587
11/15/2005               $  9,954                    $ 11,565
11/16/2005               $  9,990                    $ 11,600
11/17/2005               $ 10,058                    $ 11,748
11/18/2005               $ 10,106                    $ 11,768
11/19/2005               $ 10,106                    $ 11,768
11/20/2005               $ 10,106                    $ 11,768
11/21/2005               $ 10,158                    $ 11,865
11/22/2005               $ 10,198                    $ 11,938
11/23/2005               $ 10,218                    $ 11,955
11/24/2005               $ 10,218                    $ 11,955
11/25/2005               $ 10,238                    $ 11,972
11/26/2005               $ 10,238                    $ 11,972
11/27/2005               $ 10,238                    $ 11,972
11/28/2005               $ 10,158                    $ 11,831
11/29/2005               $ 10,146                    $ 11,848
11/30/2005               $ 10,106                    $ 11,805
 12/1/2005               $ 10,222                    $ 11,962
 12/2/2005               $ 10,230                    $ 12,002
 12/3/2005               $ 10,230                    $ 12,002
 12/4/2005               $ 10,230                    $ 12,002
 12/5/2005               $ 10,198                    $ 11,979
 12/6/2005               $ 10,210                    $ 12,010
 12/7/2005               $ 10,170                    $ 11,951
 12/8/2005               $ 10,146                    $ 11,956
 12/9/2005               $ 10,162                    $ 11,994
12/10/2005               $ 10,162                    $ 11,994
12/11/2005               $ 10,162                    $ 11,994
12/12/2005               $ 10,178                    $ 12,034
12/13/2005               $ 10,222                    $ 12,074
12/14/2005               $ 10,262                    $ 12,137
12/15/2005               $ 10,266                    $ 12,106
12/16/2005               $ 10,234                    $ 12,081
12/17/2005               $ 10,234                    $ 12,081
12/18/2005               $ 10,234                    $ 12,081
12/19/2005               $ 10,150                    $ 11,976
12/20/2005               $ 10,158                    $ 11,986
12/21/2005               $ 10,186                    $ 12,021
12/22/2005               $ 10,226                    $ 12,069
12/23/2005               $ 10,223                    $ 12,072
12/24/2005               $ 10,223                    $ 12,072
12/25/2005               $ 10,223                    $ 12,072
12/26/2005               $ 10,223                    $ 12,072
12/27/2005               $ 10,123                    $ 11,950
12/28/2005               $ 10,155                    $ 11,990
12/29/2005               $ 10,115                    $ 11,943
12/30/2005               $ 10,059                    $ 11,881
12/31/2005               $ 10,059                    $ 11,881
  1/1/2006               $ 10,059                    $ 11,881
  1/2/2006               $ 10,059                    $ 11,881
  1/3/2006               $ 10,199                    $ 12,048
  1/4/2006               $ 10,247                    $ 12,105
  1/5/2006               $ 10,243                    $ 12,101
  1/6/2006               $ 10,347                    $ 12,229
  1/7/2006               $ 10,347                    $ 12,229
  1/8/2006               $ 10,347                    $ 12,229
  1/9/2006               $ 10,424                    $ 12,320
 1/10/2006               $ 10,412                    $ 12,304
 1/11/2006               $ 10,436                    $ 12,336
 1/12/2006               $ 10,392                    $ 12,285
 1/13/2006               $ 10,396                    $ 12,294
 1/14/2006               $ 10,396                    $ 12,294
 1/15/2006               $ 10,396                    $ 12,294
 1/16/2006               $ 10,396                    $ 12,294
 1/17/2006               $ 10,367                    $ 12,259
 1/18/2006               $ 10,331                    $ 12,218
 1/19/2006               $ 10,404                    $ 12,308
 1/20/2006               $ 10,243                    $ 12,119
 1/21/2006               $ 10,243                    $ 12,119
 1/22/2006               $ 10,243                    $ 12,119
 1/23/2006               $ 10,247                    $ 12,120
 1/24/2006               $ 10,307                    $ 12,196
 1/25/2006               $ 10,251                    $ 12,130
 1/26/2006               $ 10,323                    $ 12,215
 1/27/2006               $ 10,436                    $ 12,350
 1/28/2006               $ 10,436                    $ 12,350
 1/29/2006               $ 10,436                    $ 12,350
 1/30/2006               $ 10,432                    $ 12,347
 1/31/2006               $ 10,388                    $ 12,299
  2/1/2006               $ 10,367                    $ 12,274
  2/2/2006               $ 10,291                    $ 12,183
  2/3/2006               $ 10,227                    $ 12,111
  2/4/2006               $ 10,227                    $ 12,111
  2/5/2006               $ 10,227                    $ 12,111
  2/6/2006               $ 10,227                    $ 12,110
  2/7/2006               $ 10,123                    $ 11,987
  2/8/2006               $ 10,191                    $ 12,069
  2/9/2006               $ 10,155                    $ 12,027
 2/10/2006               $ 10,163                    $ 12,038
 2/11/2006               $ 10,163                    $ 12,038
 2/12/2006               $ 10,163                    $ 12,038
 2/13/2006               $ 10,135                    $ 12,007
 2/14/2006               $ 10,207                    $ 12,092
 2/15/2006               $ 10,259                    $ 12,155
 2/16/2006               $ 10,351                    $ 12,263
 2/17/2006               $ 10,303                    $ 12,211
 2/18/2006               $ 10,303                    $ 12,211
 2/19/2006               $ 10,303                    $ 12,211
 2/20/2006               $ 10,303                    $ 12,211
 2/21/2006               $ 10,259                    $ 12,161
 2/22/2006               $ 10,343                    $ 12,259
 2/23/2006               $ 10,315                    $ 12,229
 2/24/2006               $ 10,331                    $ 12,249
 2/25/2006               $ 10,331                    $ 12,249
 2/26/2006               $ 10,331                    $ 12,249
 2/27/2006               $ 10,376                    $ 12,301
 2/28/2006               $ 10,199                    $ 12,096
  3/1/2006               $ 10,263                    $ 12,172
  3/2/2006               $ 10,255                    $ 12,162
  3/3/2006               $ 10,227                    $ 12,131
  3/4/2006               $ 10,227                    $ 12,131
  3/5/2006               $ 10,227                    $ 12,131
  3/6/2006               $ 10,147                    $ 12,036
  3/7/2006               $ 10,107                    $ 11,989
  3/8/2006               $ 10,135                    $ 12,022
  3/9/2006               $ 10,083                    $ 11,960
 3/10/2006               $ 10,139                    $ 12,031
 3/11/2006               $ 10,139                    $ 12,031
 3/12/2006               $ 10,139                    $ 12,031
 3/13/2006               $ 10,159                    $ 12,054
 3/14/2006               $ 10,275                    $ 12,195
 3/15/2006               $ 10,311                    $ 12,239
 3/16/2006               $ 10,331                    $ 12,262
 3/17/2006               $ 10,343                    $ 12,277
 3/18/2006               $ 10,343                    $ 12,277
 3/19/2006               $ 10,343                    $ 12,277
 3/20/2006               $ 10,315                    $ 12,245
 3/21/2006               $ 10,251                    $ 12,173
 3/22/2006               $ 10,291                    $ 12,219
 3/23/2006               $ 10,287                    $ 12,217
 3/24/2006               $ 10,311                    $ 12,246
 3/25/2006               $ 10,311                    $ 12,246
 3/26/2006               $ 10,311                    $ 12,246
 3/27/2006               $ 10,295                    $ 12,230
 3/28/2006               $ 10,279                    $ 12,210
 3/29/2006               $ 10,371                    $ 12,319
 3/30/2006               $ 10,355                    $ 12,302
 3/31/2006               $ 10,307                    $ 12,248
  4/1/2006               $ 10,307                    $ 12,248
  4/2/2006               $ 10,307                    $ 12,248
  4/3/2006               $ 10,291                    $ 12,232
  4/4/2006               $ 10,359                    $ 12,311
  4/5/2006               $ 10,380                    $ 12,335
  4/6/2006               $ 10,376                    $ 12,331
  4/7/2006               $ 10,283                    $ 12,223
  4/8/2006               $ 10,283                    $ 12,223
  4/9/2006               $ 10,283                    $ 12,223
 4/10/2006               $ 10,279                    $ 12,221
 4/11/2006               $ 10,187                    $ 12,110
 4/12/2006               $ 10,195                    $ 12,122
 4/13/2006               $ 10,195                    $ 12,125
 4/14/2006               $ 10,195                    $ 12,125
 4/15/2006               $ 10,195                    $ 12,125
 4/16/2006               $ 10,195                    $ 12,125
 4/17/2006               $ 10,179                    $ 12,109
 4/18/2006               $ 10,311                    $ 12,265
 4/19/2006               $ 10,343                    $ 12,309
 4/20/2006               $ 10,384                    $ 12,353
 4/21/2006               $ 10,331                    $ 12,293
 4/22/2006               $ 10,331                    $ 12,293
 4/23/2006               $ 10,331                    $ 12,293
 4/24/2006               $ 10,311                    $ 12,273
 4/25/2006               $ 10,243                    $ 12,192
 4/26/2006               $ 10,247                    $ 12,200
 4/27/2006               $ 10,207                    $ 12,152
 4/28/2006               $ 10,199                    $ 12,144
 4/29/2006               $ 10,199                    $ 12,144
 4/30/2006               $ 10,199                    $ 12,144
  5/1/2006               $ 10,147                    $ 12,086
  5/2/2006               $ 10,171                    $ 12,114
  5/3/2006               $ 10,131                    $ 12,067
  5/4/2006               $ 10,147                    $ 12,086
  5/5/2006               $ 10,251                    $ 12,205
  5/6/2006               $ 10,251                    $ 12,205
  5/7/2006               $ 10,251                    $ 12,205
  5/8/2006               $ 10,251                    $ 12,209
  5/9/2006               $ 10,223                    $ 12,174
 5/10/2006               $ 10,215                    $ 12,165
 5/11/2006               $ 10,071                    $ 11,994
 5/12/2006               $  9,943                    $ 11,847
 5/13/2006               $  9,943                    $ 11,847
 5/14/2006               $  9,943                    $ 11,847
 5/15/2006               $  9,963                    $ 11,870
 5/16/2006               $  9,939                    $ 11,842
 5/17/2006               $  9,803                    $ 11,682
 5/18/2006               $  9,747                    $ 11,616
 5/19/2006               $  9,783                    $ 11,660
 5/20/2006               $  9,783                    $ 11,660
 5/21/2006               $  9,783                    $ 11,660
 5/22/2006               $  9,731                    $ 11,600
 5/23/2006               $  9,675                    $ 11,533
 5/24/2006               $  9,691                    $ 11,555
 5/25/2006               $  9,791                    $ 11,679
 5/26/2006               $  9,831                    $ 11,728
 5/27/2006               $  9,831                    $ 11,728
 5/28/2006               $  9,831                    $ 11,728
 5/29/2006               $  9,831                    $ 11,728
 5/30/2006               $  9,683                    $ 11,554
 5/31/2006               $  9,763                    $ 11,651
  6/1/2006               $  9,879                    $ 11,792
  6/2/2006               $  9,855                    $ 11,766
  6/3/2006               $  9,855                    $ 11,766
  6/4/2006               $  9,855                    $ 11,766
  6/5/2006               $  9,671                    $ 11,548
  6/6/2006               $  9,639                    $ 11,512
  6/7/2006               $  9,619                    $ 11,486
  6/8/2006               $  9,623                    $ 11,495
  6/9/2006               $  9,587                    $ 11,454
 6/10/2006               $  9,587                    $ 11,454
 6/11/2006               $  9,587                    $ 11,454
 6/12/2006               $  9,442                    $ 11,287
 6/13/2006               $  9,374                    $ 11,202
 6/14/2006               $  9,438                    $ 11,277
 6/15/2006               $  9,647                    $ 11,534
 6/16/2006               $  9,611                    $ 11,491
 6/17/2006               $  9,611                    $ 11,491
 6/18/2006               $  9,611                    $ 11,491
 6/19/2006               $  9,499                    $ 11,357
 6/20/2006               $  9,471                    $ 11,326
 6/21/2006               $  9,587                    $ 11,467
 6/22/2006               $  9,531                    $ 11,402
 6/23/2006               $  9,547                    $ 11,422
 6/24/2006               $  9,547                    $ 11,422
 6/25/2006               $  9,547                    $ 11,422
 6/26/2006               $  9,559                    $ 11,438
 6/27/2006               $  9,454                    $ 11,316
 6/28/2006               $  9,495                    $ 11,366
 6/29/2006               $  9,715                    $ 11,630
 6/30/2006               $  9,723                    $ 11,640
  7/1/2006               $  9,723                    $ 11,640
  7/2/2006               $  9,723                    $ 11,640
  7/3/2006               $  9,755                    $ 11,679
  7/4/2006               $  9,755                    $ 11,679
  7/5/2006               $  9,647                    $ 11,555
  7/6/2006               $  9,663                    $ 11,571
  7/7/2006               $  9,587                    $ 11,483
  7/8/2006               $  9,587                    $ 11,483
  7/9/2006               $  9,587                    $ 11,483
 7/10/2006               $  9,575                    $ 11,472
 7/11/2006               $  9,615                    $ 11,518
 7/12/2006               $  9,499                    $ 11,378
 7/13/2006               $  9,390                    $ 11,248
 7/14/2006               $  9,314                    $ 11,163
 7/15/2006               $  9,314                    $ 11,163
 7/16/2006               $  9,314                    $ 11,163
 7/17/2006               $  9,314                    $ 11,166
 7/18/2006               $  9,294                    $ 11,142
 7/19/2006               $  9,466                    $ 11,349
 7/20/2006               $  9,350                    $ 11,209
 7/21/2006               $  9,250                    $ 11,090
 7/22/2006               $  9,250                    $ 11,090
 7/23/2006               $  9,250                    $ 11,090
 7/24/2006               $  9,438                    $ 11,318
 7/25/2006               $  9,531                    $ 11,429
 7/26/2006               $  9,495                    $ 11,389
 7/27/2006               $  9,430                    $ 11,310
 7/28/2006               $  9,559                    $ 11,465
 7/29/2006               $  9,559                    $ 11,465
 7/30/2006               $  9,559                    $ 11,465
 7/31/2006               $  9,555                    $ 11,465
  8/1/2006               $  9,507                    $ 11,408
  8/2/2006               $  9,583                    $ 11,502
  8/3/2006               $  9,627                    $ 11,556
  8/4/2006               $  9,615                    $ 11,544
  8/5/2006               $  9,615                    $ 11,544
  8/6/2006               $  9,615                    $ 11,544
  8/7/2006               $  9,579                    $ 11,502
  8/8/2006               $  9,559                    $ 11,478
  8/9/2006               $  9,483                    $ 11,387
 8/10/2006               $  9,535                    $ 11,454
 8/11/2006               $  9,479                    $ 11,388
 8/12/2006               $  9,479                    $ 11,388
 8/13/2006               $  9,479                    $ 11,388
 8/14/2006               $  9,466                    $ 11,375
 8/15/2006               $  9,627                    $ 11,569
 8/16/2006               $  9,743                    $ 11,710
 8/17/2006               $  9,787                    $ 11,758
 8/18/2006               $  9,799                    $ 11,778
 8/19/2006               $  9,799                    $ 11,778
 8/20/2006               $  9,799                    $ 11,778
 8/21/2006               $  9,731                    $ 11,694
 8/22/2006               $  9,747                    $ 11,714
 8/23/2006               $  9,687                    $ 11,643
 8/24/2006               $  9,707                    $ 11,665
 8/25/2006               $  9,695                    $ 11,654
 8/26/2006               $  9,695                    $ 11,654
 8/27/2006               $  9,695                    $ 11,654
 8/28/2006               $  9,763                    $ 11,736
 8/29/2006               $  9,807                    $ 11,795
 8/30/2006               $  9,835                    $ 11,828
 8/31/2006               $  9,835                    $ 11,831
  9/1/2006               $  9,887                    $ 11,894
  9/2/2006               $  9,887                    $ 11,894
  9/3/2006               $  9,887                    $ 11,894
  9/4/2006               $  9,887                    $ 11,894
  9/5/2006               $  9,915                    $ 11,930
  9/6/2006               $  9,791                    $ 11,781
  9/7/2006               $  9,747                    $ 11,725
  9/8/2006               $  9,803                    $ 11,795
  9/9/2006               $  9,803                    $ 11,795
 9/10/2006               $  9,803                    $ 11,795
 9/11/2006               $  9,831                    $ 11,833
 9/12/2006               $  9,999                    $ 12,038
 9/13/2006               $ 10,039                    $ 12,086
 9/14/2006               $ 10,011                    $ 12,058
 9/15/2006               $ 10,075                    $ 12,138
 9/16/2006               $ 10,075                    $ 12,138
 9/17/2006               $ 10,075                    $ 12,138
 9/18/2006               $ 10,067                    $ 12,126
 9/19/2006               $ 10,027                    $ 12,079
 9/20/2006               $ 10,083                    $ 12,150
 9/21/2006               $ 10,015                    $ 12,068
 9/22/2006               $  9,963                    $ 12,004
 9/23/2006               $  9,963                    $ 12,004
 9/24/2006               $  9,963                    $ 12,004
 9/25/2006               $ 10,063                    $ 12,127
 9/26/2006               $ 10,115                    $ 12,191
 9/27/2006               $ 10,103                    $ 12,180
 9/28/2006               $ 10,111                    $ 12,194
 9/29/2006               $ 10,079                    $ 12,156
 9/30/2006               $ 10,079                    $ 12,156
 10/1/2006               $ 10,079                    $ 12,156
 10/2/2006               $ 10,023                    $ 12,090
 10/3/2006               $ 10,007                    $ 12,074
 10/4/2006               $ 10,195                    $ 12,303
 10/5/2006               $ 10,247                    $ 12,367
 10/6/2006               $ 10,203                    $ 12,316
 10/7/2006               $ 10,203                    $ 12,316
 10/8/2006               $ 10,203                    $ 12,316
 10/9/2006               $ 10,239                    $ 12,363
10/10/2006               $ 10,247                    $ 12,372
10/11/2006               $ 10,199                    $ 12,315
10/12/2006               $ 10,311                    $ 12,450
10/13/2006               $ 10,295                    $ 12,436
10/14/2006               $ 10,295                    $ 12,436
10/15/2006               $ 10,295                    $ 12,436
10/16/2006               $ 10,335                    $ 12,487
10/17/2006               $ 10,279                    $ 12,416
10/18/2006               $ 10,275                    $ 12,413
10/19/2006               $ 10,275                    $ 12,412
10/20/2006               $ 10,259                    $ 12,397
10/21/2006               $ 10,259                    $ 12,397
10/22/2006               $ 10,259                    $ 12,397
10/23/2006               $ 10,319                    $ 12,471
10/24/2006               $ 10,363                    $ 12,523
10/25/2006               $ 10,380                    $ 12,544
10/26/2006               $ 10,448                    $ 12,629
10/27/2006               $ 10,343                    $ 12,502
10/28/2006               $ 10,343                    $ 12,502
10/29/2006               $ 10,343                    $ 12,502
10/30/2006               $ 10,359                    $ 12,526
10/31/2006               $ 10,376                    $ 12,543
 11/1/2006               $ 10,251                    $ 12,395
 11/2/2006               $ 10,251                    $ 12,396
 11/3/2006               $ 10,219                    $ 12,358
 11/4/2006               $ 10,219                    $ 12,358
 11/5/2006               $ 10,219                    $ 12,358
 11/6/2006               $ 10,351                    $ 12,524
 11/7/2006               $ 10,363                    $ 12,540
 11/8/2006               $ 10,367                    $ 12,546
 11/9/2006               $ 10,307                    $ 12,473
11/10/2006               $ 10,343                    $ 12,518
11/11/2006               $ 10,343                    $ 12,518
11/12/2006               $ 10,343                    $ 12,518
11/13/2006               $ 10,380                    $ 12,566
11/14/2006               $ 10,484                    $ 12,691
11/15/2006               $ 10,556                    $ 12,782
11/16/2006               $ 10,580                    $ 12,813
11/17/2006               $ 10,572                    $ 12,803
11/18/2006               $ 10,572                    $ 12,803
11/19/2006               $ 10,572                    $ 12,803
11/20/2006               $ 10,528                    $ 12,753
11/21/2006               $ 10,568                    $ 12,800
11/22/2006               $ 10,624                    $ 12,871
11/23/2006               $ 10,624                    $ 12,871
11/24/2006               $ 10,580                    $ 12,819
11/25/2006               $ 10,580                    $ 12,819
11/26/2006               $ 10,580                    $ 12,819
11/27/2006               $ 10,400                    $ 12,602
11/28/2006               $ 10,432                    $ 12,643
11/29/2006               $ 10,528                    $ 12,759
11/30/2006               $ 10,560                    $ 12,800
 12/1/2006               $ 10,512                    $ 12,745
 12/2/2006               $ 10,512                    $ 12,745
 12/3/2006               $ 10,512                    $ 12,745
 12/4/2006               $ 10,628                    $ 12,885
 12/5/2006               $ 10,676                    $ 12,948
 12/6/2006               $ 10,672                    $ 12,947
 12/7/2006               $ 10,608                    $ 12,870
 12/8/2006               $ 10,612                    $ 12,874
 12/9/2006               $ 10,612                    $ 12,874
12/10/2006               $ 10,612                    $ 12,874
12/11/2006               $ 10,620                    $ 12,890
12/12/2006               $ 10,584                    $ 12,845
12/13/2006               $ 10,592                    $ 12,858
12/14/2006               $ 10,676                    $ 12,959
12/15/2006               $ 10,660                    $ 12,944
12/16/2006               $ 10,660                    $ 12,944
12/17/2006               $ 10,660                    $ 12,944
12/18/2006               $ 10,584                    $ 12,854
12/19/2006               $ 10,616                    $ 12,895
12/20/2006               $ 10,596                    $ 12,869
12/21/2006               $ 10,556                    $ 12,823
12/22/2006               $ 10,508                    $ 12,767
12/23/2006               $ 10,508                    $ 12,767
12/24/2006               $ 10,508                    $ 12,767
12/25/2006               $ 10,508                    $ 12,767
12/26/2006               $ 10,524                    $ 12,788
12/27/2006               $ 10,580                    $ 12,856
12/28/2006               $ 10,556                    $ 12,830
12/29/2006               $ 10,500                    $ 12,764
12/30/2006               $ 10,500                    $ 12,764
12/31/2006               $ 10,500                    $ 12,764
  1/1/2007               $ 10,500                    $ 12,764
  1/2/2007               $ 10,500                    $ 12,764
  1/3/2007               $ 10,452                    $ 12,708
  1/4/2007               $ 10,504                    $ 12,772
  1/5/2007               $ 10,452                    $ 12,713
  1/6/2007               $ 10,452                    $ 12,713
  1/7/2007               $ 10,452                    $ 12,713
  1/8/2007               $ 10,484                    $ 12,752
  1/9/2007               $ 10,484                    $ 12,757
 1/10/2007               $ 10,508                    $ 12,784
 1/11/2007               $ 10,592                    $ 12,890
 1/12/2007               $ 10,640                    $ 12,950
 1/13/2007               $ 10,640                    $ 12,950
 1/14/2007               $ 10,640                    $ 12,950
 1/15/2007               $ 10,640                    $ 12,950
 1/16/2007               $ 10,628                    $ 12,935
 1/17/2007               $ 10,644                    $ 12,955
 1/18/2007               $ 10,588                    $ 12,893
 1/19/2007               $ 10,632                    $ 12,947
 1/20/2007               $ 10,632                    $ 12,947
 1/21/2007               $ 10,632                    $ 12,947
 1/22/2007               $ 10,576                    $ 12,879
 1/23/2007               $ 10,628                    $ 12,944
 1/24/2007               $ 10,708                    $ 13,043
 1/25/2007               $ 10,604                    $ 12,915
 1/26/2007               $ 10,584                    $ 12,896
 1/27/2007               $ 10,584                    $ 12,896
 1/28/2007               $ 10,584                    $ 12,896
 1/29/2007               $ 10,592                    $ 12,907
 1/30/2007               $ 10,664                    $ 12,997
 1/31/2007               $ 10,740                    $ 13,090
  2/1/2007               $ 10,812                    $ 13,177
  2/2/2007               $ 10,832                    $ 13,203
  2/3/2007               $ 10,832                    $ 13,203
  2/4/2007               $ 10,832                    $ 13,203
  2/5/2007               $ 10,800                    $ 13,168
  2/6/2007               $ 10,820                    $ 13,197
  2/7/2007               $ 10,860                    $ 13,247
  2/8/2007               $ 10,864                    $ 13,254
  2/9/2007               $ 10,784                    $ 13,154
 2/10/2007               $ 10,784                    $ 13,154
 2/11/2007               $ 10,784                    $ 13,154
 2/12/2007               $ 10,740                    $ 13,102
 2/13/2007               $ 10,800                    $ 13,179
 2/14/2007               $ 10,896                    $ 13,296
 2/15/2007               $ 10,940                    $ 13,353
 2/16/2007               $ 10,932                    $ 13,347
 2/17/2007               $ 10,932                    $ 13,347
 2/18/2007               $ 10,932                    $ 13,347
 2/19/2007               $ 10,932                    $ 13,347
 2/20/2007               $ 10,988                    $ 13,414
 2/21/2007               $ 10,968                    $ 13,392
 2/22/2007               $ 10,960                    $ 13,380
 2/23/2007               $ 10,940                    $ 13,357
 2/24/2007               $ 10,940                    $ 13,357
 2/25/2007               $ 10,940                    $ 13,357
 2/26/2007               $ 10,896                    $ 13,305
 2/27/2007               $ 10,556                    $ 12,887
 2/28/2007               $ 10,612                    $ 12,957
  3/1/2007               $ 10,572                    $ 12,908
  3/2/2007               $ 10,440                    $ 12,752
  3/3/2007               $ 10,440                    $ 12,752
  3/4/2007               $ 10,440                    $ 12,752
  3/5/2007               $ 10,339                    $ 12,631
  3/6/2007               $ 10,500                    $ 12,827
  3/7/2007               $ 10,484                    $ 12,808
  3/8/2007               $ 10,560                    $ 12,901
  3/9/2007               $ 10,560                    $ 12,907
 3/10/2007               $ 10,560                    $ 12,907
 3/11/2007               $ 10,560                    $ 12,907
 3/12/2007               $ 10,564                    $ 12,913
 3/13/2007               $ 10,355                    $ 12,653
 3/14/2007               $ 10,436                    $ 12,755
 3/15/2007               $ 10,476                    $ 12,808
 3/16/2007               $ 10,440                    $ 12,761
 3/17/2007               $ 10,440                    $ 12,761
 3/18/2007               $ 10,440                    $ 12,761
 3/19/2007               $ 10,544                    $ 12,890
 3/20/2007               $ 10,608                    $ 12,972
 3/21/2007               $ 10,772                    $ 13,173
 3/22/2007               $ 10,768                    $ 13,170
 3/23/2007               $ 10,776                    $ 13,179
 3/24/2007               $ 10,776                    $ 13,179
 3/25/2007               $ 10,776                    $ 13,179
 3/26/2007               $ 10,780                    $ 13,185
 3/27/2007               $ 10,716                    $ 13,111
 3/28/2007               $ 10,632                    $ 13,007
 3/29/2007               $ 10,648                    $ 13,028
 3/30/2007               $ 10,640                    $ 13,022
 3/31/2007               $ 10,640                    $ 13,022

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   LARGE-CAP GROWTH FUND         S&P 500/CITIGROUP
   DATE                   H-CLASS                PURE GROWTH INDEX

 2/20/2004               $ 10,000                    $ 10,000
 2/21/2004               $ 10,000                    $ 10,000
 2/22/2004               $ 10,000                    $ 10,000
 2/23/2004               $  9,960                    $  9,905
 2/24/2004               $  9,952                    $  9,889
 2/25/2004               $  9,972                    $  9,932
 2/26/2004               $  9,968                    $  9,978
 2/27/2004               $  9,948                    $ 10,005
 2/28/2004               $  9,948                    $ 10,005
 2/29/2004               $  9,948                    $ 10,005
  3/1/2004               $ 10,040                    $ 10,137
  3/2/2004               $  9,956                    $ 10,061
  3/3/2004               $  9,968                    $ 10,081
  3/4/2004               $ 10,004                    $ 10,144
  3/5/2004               $ 10,000                    $ 10,197
  3/6/2004               $ 10,000                    $ 10,197
  3/7/2004               $ 10,000                    $ 10,197
  3/8/2004               $  9,892                    $ 10,083
  3/9/2004               $  9,844                    $ 10,006
 3/10/2004               $  9,724                    $  9,875
 3/11/2004               $  9,572                    $  9,726
 3/12/2004               $  9,672                    $  9,862
 3/13/2004               $  9,672                    $  9,862
 3/14/2004               $  9,672                    $  9,862
 3/15/2004               $  9,532                    $  9,714
 3/16/2004               $  9,580                    $  9,750
 3/17/2004               $  9,668                    $  9,885
 3/18/2004               $  9,636                    $  9,862
 3/19/2004               $  9,516                    $  9,776
 3/20/2004               $  9,516                    $  9,776
 3/21/2004               $  9,516                    $  9,776
 3/22/2004               $  9,400                    $  9,667
 3/23/2004               $  9,392                    $  9,672
 3/24/2004               $  9,400                    $  9,695
 3/25/2004               $  9,580                    $  9,870
 3/26/2004               $  9,544                    $  9,863
 3/27/2004               $  9,544                    $  9,863
 3/28/2004               $  9,544                    $  9,863
 3/29/2004               $  9,676                    $  9,992
 3/30/2004               $  9,688                    $ 10,039
 3/31/2004               $  9,672                    $ 10,033
  4/1/2004               $  9,720                    $ 10,083
  4/2/2004               $  9,840                    $ 10,191
  4/3/2004               $  9,840                    $ 10,191
  4/4/2004               $  9,840                    $ 10,191
  4/5/2004               $  9,912                    $ 10,279
  4/6/2004               $  9,880                    $ 10,240
  4/7/2004               $  9,816                    $ 10,179
  4/8/2004               $  9,800                    $ 10,195
  4/9/2004               $  9,800                    $ 10,195
 4/10/2004               $  9,800                    $ 10,195
 4/11/2004               $  9,800                    $ 10,195
 4/12/2004               $  9,848                    $ 10,252
 4/13/2004               $  9,748                    $ 10,113
 4/14/2004               $  9,768                    $ 10,115
 4/15/2004               $  9,792                    $ 10,081
 4/16/2004               $  9,824                    $ 10,141
 4/17/2004               $  9,824                    $ 10,141
 4/18/2004               $  9,824                    $ 10,141
 4/19/2004               $  9,852                    $ 10,169
 4/20/2004               $  9,688                    $ 10,013
 4/21/2004               $  9,736                    $ 10,093
 4/22/2004               $  9,852                    $ 10,263
 4/23/2004               $  9,892                    $ 10,226
 4/24/2004               $  9,892                    $ 10,226
 4/25/2004               $  9,892                    $ 10,226
 4/26/2004               $  9,832                    $ 10,124
 4/27/2004               $  9,844                    $ 10,159
 4/28/2004               $  9,712                    $ 10,015
 4/29/2004               $  9,652                    $  9,936
 4/30/2004               $  9,584                    $  9,857
  5/1/2004               $  9,584                    $  9,857
  5/2/2004               $  9,584                    $  9,857
  5/3/2004               $  9,676                    $  9,965
  5/4/2004               $  9,684                    $  9,942
  5/5/2004               $  9,704                    $ 10,017
  5/6/2004               $  9,664                    $  9,916
  5/7/2004               $  9,592                    $  9,774
  5/8/2004               $  9,592                    $  9,774
  5/9/2004               $  9,592                    $  9,774
 5/10/2004               $  9,536                    $  9,641
 5/11/2004               $  9,596                    $  9,759
 5/12/2004               $  9,576                    $  9,749
 5/13/2004               $  9,560                    $  9,779
 5/14/2004               $  9,528                    $  9,781
 5/15/2004               $  9,528                    $  9,781
 5/16/2004               $  9,528                    $  9,781
 5/17/2004               $  9,444                    $  9,668
 5/18/2004               $  9,500                    $  9,751
 5/19/2004               $  9,464                    $  9,719
 5/20/2004               $  9,464                    $  9,708
 5/21/2004               $  9,496                    $  9,778
 5/22/2004               $  9,496                    $  9,778
 5/23/2004               $  9,496                    $  9,778
 5/24/2004               $  9,480                    $  9,814
 5/25/2004               $  9,628                    $ 10,012
 5/26/2004               $  9,652                    $ 10,011
 5/27/2004               $  9,732                    $ 10,083
 5/28/2004               $  9,716                    $ 10,094
 5/29/2004               $  9,716                    $ 10,094
 5/30/2004               $  9,716                    $ 10,094
 5/31/2004               $  9,716                    $ 10,094
  6/1/2004               $  9,724                    $ 10,115
  6/2/2004               $  9,752                    $ 10,131
  6/3/2004               $  9,688                    $ 10,041
  6/4/2004               $  9,736                    $ 10,097
  6/5/2004               $  9,736                    $ 10,097
  6/6/2004               $  9,736                    $ 10,097
  6/7/2004               $  9,888                    $ 10,285
  6/8/2004               $  9,920                    $ 10,292
  6/9/2004               $  9,828                    $ 10,148
 6/10/2004               $  9,856                    $ 10,165
 6/11/2004               $  9,856                    $ 10,165
 6/12/2004               $  9,856                    $ 10,165
 6/13/2004               $  9,856                    $ 10,165
 6/14/2004               $  9,784                    $ 10,056
 6/15/2004               $  9,844                    $ 10,112
 6/16/2004               $  9,844                    $ 10,130
 6/17/2004               $  9,812                    $ 10,085
 6/18/2004               $  9,824                    $ 10,079
 6/19/2004               $  9,824                    $ 10,079
 6/20/2004               $  9,824                    $ 10,079
 6/21/2004               $  9,784                    $ 10,026
 6/22/2004               $  9,824                    $ 10,072
 6/23/2004               $  9,904                    $ 10,158
 6/24/2004               $  9,868                    $ 10,140
 6/25/2004               $  9,792                    $ 10,176
 6/26/2004               $  9,792                    $ 10,176
 6/27/2004               $  9,792                    $ 10,176
 6/28/2004               $  9,796                    $ 10,111
 6/29/2004               $  9,836                    $ 10,115
 6/30/2004               $  9,868                    $ 10,180
  7/1/2004               $  9,756                    $ 10,055
  7/2/2004               $  9,704                    $ 10,021
  7/3/2004               $  9,704                    $ 10,021
  7/4/2004               $  9,704                    $ 10,021
  7/5/2004               $  9,704                    $ 10,021
  7/6/2004               $  9,624                    $  9,918
  7/7/2004               $  9,640                    $  9,947
  7/8/2004               $  9,564                    $  9,822
  7/9/2004               $  9,600                    $  9,829
 7/10/2004               $  9,600                    $  9,829
 7/11/2004               $  9,600                    $  9,829
 7/12/2004               $  9,600                    $  9,831
 7/13/2004               $  9,612                    $  9,846
 7/14/2004               $  9,568                    $  9,835
 7/15/2004               $  9,524                    $  9,835
 7/16/2004               $  9,456                    $  9,736
 7/17/2004               $  9,456                    $  9,736
 7/18/2004               $  9,456                    $  9,736
 7/19/2004               $  9,436                    $  9,706
 7/20/2004               $  9,512                    $  9,795
 7/21/2004               $  9,380                    $  9,648
 7/22/2004               $  9,416                    $  9,656
 7/23/2004               $  9,272                    $  9,553
 7/24/2004               $  9,272                    $  9,553
 7/25/2004               $  9,272                    $  9,553
 7/26/2004               $  9,248                    $  9,509
 7/27/2004               $  9,340                    $  9,584
 7/28/2004               $  9,340                    $  9,541
 7/29/2004               $  9,372                    $  9,611
 7/30/2004               $  9,392                    $  9,647
 7/31/2004               $  9,392                    $  9,647
  8/1/2004               $  9,392                    $  9,647
  8/2/2004               $  9,436                    $  9,652
  8/3/2004               $  9,348                    $  9,569
  8/4/2004               $  9,360                    $  9,509
  8/5/2004               $  9,192                    $  9,334
  8/6/2004               $  9,040                    $  9,153
  8/7/2004               $  9,040                    $  9,153
  8/8/2004               $  9,040                    $  9,153
  8/9/2004               $  9,048                    $  9,177
 8/10/2004               $  9,172                    $  9,333
 8/11/2004               $  9,144                    $  9,314
 8/12/2004               $  9,048                    $  9,212
 8/13/2004               $  9,068                    $  9,235
 8/14/2004               $  9,068                    $  9,235
 8/15/2004               $  9,068                    $  9,235
 8/16/2004               $  9,172                    $  9,370
 8/17/2004               $  9,200                    $  9,391
 8/18/2004               $  9,320                    $  9,517
 8/19/2004               $  9,280                    $  9,486
 8/20/2004               $  9,324                    $  9,559
 8/21/2004               $  9,324                    $  9,559
 8/22/2004               $  9,324                    $  9,559
 8/23/2004               $  9,312                    $  9,534
 8/24/2004               $  9,316                    $  9,528
 8/25/2004               $  9,392                    $  9,592
 8/26/2004               $  9,380                    $  9,596
 8/27/2004               $  9,408                    $  9,624
 8/28/2004               $  9,408                    $  9,624
 8/29/2004               $  9,408                    $  9,624
 8/30/2004               $  9,324                    $  9,525
 8/31/2004               $  9,348                    $  9,569
  9/1/2004               $  9,376                    $  9,627
  9/2/2004               $  9,484                    $  9,763
  9/3/2004               $  9,420                    $  9,745
  9/4/2004               $  9,420                    $  9,745
  9/5/2004               $  9,420                    $  9,745
  9/6/2004               $  9,420                    $  9,745
  9/7/2004               $  9,464                    $  9,821
  9/8/2004               $  9,440                    $  9,784
  9/9/2004               $  9,452                    $  9,790
 9/10/2004               $  9,512                    $  9,861
 9/11/2004               $  9,512                    $  9,861
 9/12/2004               $  9,512                    $  9,861
 9/13/2004               $  9,532                    $  9,910
 9/14/2004               $  9,556                    $  9,959
 9/15/2004               $  9,480                    $  9,890
 9/16/2004               $  9,472                    $  9,928
 9/17/2004               $  9,520                    $  9,985
 9/18/2004               $  9,520                    $  9,985
 9/19/2004               $  9,520                    $  9,985
 9/20/2004               $  9,464                    $  9,941
 9/21/2004               $  9,496                    $ 10,028
 9/22/2004               $  9,348                    $  9,890
 9/23/2004               $  9,320                    $  9,862
 9/24/2004               $  9,296                    $  9,896
 9/25/2004               $  9,296                    $  9,896
 9/26/2004               $  9,296                    $  9,896
 9/27/2004               $  9,244                    $  9,835
 9/28/2004               $  9,300                    $  9,876
 9/29/2004               $  9,364                    $  9,941
 9/30/2004               $  9,324                    $  9,960
 10/1/2004               $  9,468                    $ 10,099
 10/2/2004               $  9,468                    $ 10,099
 10/3/2004               $  9,468                    $ 10,099
 10/4/2004               $  9,496                    $ 10,121
 10/5/2004               $  9,492                    $ 10,102
 10/6/2004               $  9,544                    $ 10,161
 10/7/2004               $  9,416                    $ 10,057
 10/8/2004               $  9,316                    $  9,953
 10/9/2004               $  9,316                    $  9,953
10/10/2004               $  9,316                    $  9,953
10/11/2004               $  9,344                    $  9,965
10/12/2004               $  9,320                    $  9,941
10/13/2004               $  9,276                    $  9,878
10/14/2004               $  9,212                    $  9,814
10/15/2004               $  9,248                    $  9,850
10/16/2004               $  9,248                    $  9,850
10/17/2004               $  9,248                    $  9,850
10/18/2004               $  9,324                    $  9,929
10/19/2004               $  9,256                    $  9,806
10/20/2004               $  9,272                    $  9,795
10/21/2004               $  9,304                    $  9,850
10/22/2004               $  9,184                    $  9,787
10/23/2004               $  9,184                    $  9,787
10/24/2004               $  9,184                    $  9,787
10/25/2004               $  9,148                    $  9,776
10/26/2004               $  9,264                    $  9,940
10/27/2004               $  9,428                    $ 10,107
10/28/2004               $  9,440                    $ 10,083
10/29/2004               $  9,444                    $ 10,113
10/30/2004               $  9,444                    $ 10,113
10/31/2004               $  9,444                    $ 10,113
 11/1/2004               $  9,428                    $ 10,100
 11/2/2004               $  9,440                    $ 10,121
 11/3/2004               $  9,552                    $ 10,245
 11/4/2004               $  9,684                    $ 10,391
 11/5/2004               $  9,736                    $ 10,479
 11/6/2004               $  9,736                    $ 10,479
 11/7/2004               $  9,736                    $ 10,479
 11/8/2004               $  9,736                    $ 10,457
 11/9/2004               $  9,736                    $ 10,451
11/10/2004               $  9,704                    $ 10,473
11/11/2004               $  9,796                    $ 10,574
11/12/2004               $  9,880                    $ 10,663
11/13/2004               $  9,880                    $ 10,663
11/14/2004               $  9,880                    $ 10,663
11/15/2004               $  9,900                    $ 10,678
11/16/2004               $  9,832                    $ 10,586
11/17/2004               $  9,888                    $ 10,653
11/18/2004               $  9,904                    $ 10,672
11/19/2004               $  9,776                    $ 10,550
11/20/2004               $  9,776                    $ 10,550
11/21/2004               $  9,776                    $ 10,550
11/22/2004               $  9,806                    $ 10,616
11/23/2004               $  9,774                    $ 10,622
11/24/2004               $  9,806                    $ 10,700
11/25/2004               $  9,806                    $ 10,700
11/26/2004               $  9,802                    $ 10,720
11/27/2004               $  9,802                    $ 10,720
11/28/2004               $  9,802                    $ 10,720
11/29/2004               $  9,774                    $ 10,681
11/30/2004               $  9,722                    $ 10,666
 12/1/2004               $  9,894                    $ 10,820
 12/2/2004               $  9,926                    $ 10,817
 12/3/2004               $  9,934                    $ 10,827
 12/4/2004               $  9,934                    $ 10,827
 12/5/2004               $  9,934                    $ 10,827
 12/6/2004               $  9,910                    $ 10,841
 12/7/2004               $  9,802                    $ 10,718
 12/8/2004               $  9,866                    $ 10,800
 12/9/2004               $  9,922                    $ 10,897
12/10/2004               $  9,906                    $ 10,907
12/11/2004               $  9,906                    $ 10,907
12/12/2004               $  9,906                    $ 10,907
12/13/2004               $  9,982                    $ 10,975
12/14/2004               $ 10,030                    $ 11,032
12/15/2004               $ 10,038                    $ 11,043
12/16/2004               $ 10,034                    $ 10,966
12/17/2004               $  9,926                    $ 10,899
12/18/2004               $  9,926                    $ 10,899
12/19/2004               $  9,926                    $ 10,899
12/20/2004               $  9,942                    $ 10,886
12/21/2004               $ 10,022                    $ 10,958
12/22/2004               $ 10,050                    $ 10,983
12/23/2004               $ 10,058                    $ 10,960
12/24/2004               $ 10,058                    $ 10,960
12/25/2004               $ 10,058                    $ 10,960
12/26/2004               $ 10,058                    $ 10,960
12/27/2004               $ 10,002                    $ 10,899
12/28/2004               $ 10,070                    $ 11,024
12/29/2004               $ 10,062                    $ 11,057
12/30/2004               $ 10,066                    $ 11,071
12/31/2004               $ 10,046                    $ 11,072
  1/1/2005               $ 10,046                    $ 11,072
  1/2/2005               $ 10,046                    $ 11,072
  1/3/2005               $  9,978                    $ 10,937
  1/4/2005               $  9,862                    $ 10,785
  1/5/2005               $  9,822                    $ 10,739
  1/6/2005               $  9,850                    $ 10,743
  1/7/2005               $  9,850                    $ 10,720
  1/8/2005               $  9,850                    $ 10,720
  1/9/2005               $  9,850                    $ 10,720
 1/10/2005               $  9,894                    $ 10,777
 1/11/2005               $  9,838                    $ 10,755
 1/12/2005               $  9,890                    $ 10,813
 1/13/2005               $  9,790                    $ 10,747
 1/14/2005               $  9,854                    $ 10,834
 1/15/2005               $  9,854                    $ 10,834
 1/16/2005               $  9,854                    $ 10,834
 1/17/2005               $  9,854                    $ 10,834
 1/18/2005               $  9,930                    $ 10,939
 1/19/2005               $  9,842                    $ 10,842
 1/20/2005               $  9,762                    $ 10,714
 1/21/2005               $  9,690                    $ 10,640
 1/22/2005               $  9,690                    $ 10,640
 1/23/2005               $  9,690                    $ 10,640
 1/24/2005               $  9,638                    $ 10,585
 1/25/2005               $  9,702                    $ 10,613
 1/26/2005               $  9,734                    $ 10,679
 1/27/2005               $  9,742                    $ 10,719
 1/28/2005               $  9,718                    $ 10,677
 1/29/2005               $  9,718                    $ 10,677
 1/30/2005               $  9,718                    $ 10,677
 1/31/2005               $  9,782                    $ 10,778
  2/1/2005               $  9,850                    $ 10,897
  2/2/2005               $  9,890                    $ 10,924
  2/3/2005               $  9,862                    $ 10,891
  2/4/2005               $  9,958                    $ 10,987
  2/5/2005               $  9,958                    $ 10,987
  2/6/2005               $  9,958                    $ 10,987
  2/7/2005               $  9,938                    $ 10,964
  2/8/2005               $  9,950                    $ 10,941
  2/9/2005               $  9,850                    $ 10,810
 2/10/2005               $  9,886                    $ 10,850
 2/11/2005               $  9,950                    $ 10,947
 2/12/2005               $  9,950                    $ 10,947
 2/13/2005               $  9,950                    $ 10,947
 2/14/2005               $  9,970                    $ 10,946
 2/15/2005               $ 10,006                    $ 10,999
 2/16/2005               $ 10,018                    $ 11,019
 2/17/2005               $  9,942                    $ 10,903
 2/18/2005               $  9,962                    $ 10,922
 2/19/2005               $  9,962                    $ 10,922
 2/20/2005               $  9,962                    $ 10,922
 2/21/2005               $  9,962                    $ 10,922
 2/22/2005               $  9,814                    $ 10,781
 2/23/2005               $  9,866                    $ 10,816
 2/24/2005               $  9,966                    $ 10,919
 2/25/2005               $ 10,042                    $ 11,046
 2/26/2005               $ 10,042                    $ 11,046
 2/27/2005               $ 10,042                    $ 11,046
 2/28/2005               $  9,998                    $ 11,016
  3/1/2005               $ 10,042                    $ 11,049
  3/2/2005               $ 10,050                    $ 11,071
  3/3/2005               $ 10,050                    $ 11,106
  3/4/2005               $ 10,130                    $ 11,222
  3/5/2005               $ 10,130                    $ 11,222
  3/6/2005               $ 10,130                    $ 11,222
  3/7/2005               $ 10,150                    $ 11,251
  3/8/2005               $ 10,102                    $ 11,169
  3/9/2005               $ 10,014                    $ 11,051
 3/10/2005               $ 10,038                    $ 11,031
 3/11/2005               $  9,958                    $ 10,949
 3/12/2005               $  9,958                    $ 10,949
 3/13/2005               $  9,958                    $ 10,949
 3/14/2005               $  9,994                    $ 10,986
 3/15/2005               $  9,918                    $ 10,897
 3/16/2005               $  9,834                    $ 10,800
 3/17/2005               $  9,854                    $ 10,813
 3/18/2005               $  9,854                    $ 10,818
 3/19/2005               $  9,854                    $ 10,818
 3/20/2005               $  9,854                    $ 10,818
 3/21/2005               $  9,818                    $ 10,802
 3/22/2005               $  9,746                    $ 10,727
 3/23/2005               $  9,762                    $ 10,721
 3/24/2005               $  9,746                    $ 10,739
 3/25/2005               $  9,746                    $ 10,739
 3/26/2005               $  9,746                    $ 10,739
 3/27/2005               $  9,746                    $ 10,739
 3/28/2005               $  9,774                    $ 10,748
 3/29/2005               $  9,698                    $ 10,664
 3/30/2005               $  9,830                    $ 10,797
 3/31/2005               $  9,798                    $ 10,796
  4/1/2005               $  9,726                    $ 10,754
  4/2/2005               $  9,726                    $ 10,754
  4/3/2005               $  9,726                    $ 10,754
  4/4/2005               $  9,762                    $ 10,802
  4/5/2005               $  9,818                    $ 10,839
  4/6/2005               $  9,818                    $ 10,843
  4/7/2005               $  9,886                    $ 10,895
  4/8/2005               $  9,806                    $ 10,774
  4/9/2005               $  9,806                    $ 10,774
 4/10/2005               $  9,806                    $ 10,774
 4/11/2005               $  9,798                    $ 10,768
 4/12/2005               $  9,846                    $ 10,833
 4/13/2005               $  9,746                    $ 10,664
 4/14/2005               $  9,662                    $ 10,556
 4/15/2005               $  9,514                    $ 10,355
 4/16/2005               $  9,514                    $ 10,355
 4/17/2005               $  9,514                    $ 10,355
 4/18/2005               $  9,522                    $ 10,383
 4/19/2005               $  9,566                    $ 10,467
 4/20/2005               $  9,442                    $ 10,311
 4/21/2005               $  9,654                    $ 10,501
 4/22/2005               $  9,574                    $ 10,398
 4/23/2005               $  9,574                    $ 10,398
 4/24/2005               $  9,574                    $ 10,398
 4/25/2005               $  9,654                    $ 10,516
 4/26/2005               $  9,566                    $ 10,424
 4/27/2005               $  9,598                    $ 10,479
 4/28/2005               $  9,482                    $ 10,353
 4/29/2005               $  9,590                    $ 10,446
 4/30/2005               $  9,590                    $ 10,446
  5/1/2005               $  9,590                    $ 10,446
  5/2/2005               $  9,634                    $ 10,504
  5/3/2005               $  9,634                    $ 10,484
  5/4/2005               $  9,726                    $ 10,611
  5/5/2005               $  9,706                    $ 10,588
  5/6/2005               $  9,706                    $ 10,584
  5/7/2005               $  9,706                    $ 10,584
  5/8/2005               $  9,706                    $ 10,584
  5/9/2005               $  9,754                    $ 10,650
 5/10/2005               $  9,658                    $ 10,531
 5/11/2005               $  9,714                    $ 10,587
 5/12/2005               $  9,634                    $ 10,469
 5/13/2005               $  9,610                    $ 10,442
 5/14/2005               $  9,610                    $ 10,442
 5/15/2005               $  9,610                    $ 10,442
 5/16/2005               $  9,702                    $ 10,589
 5/17/2005               $  9,754                    $ 10,677
 5/18/2005               $  9,846                    $ 10,808
 5/19/2005               $  9,894                    $ 10,869
 5/20/2005               $  9,870                    $ 10,856
 5/21/2005               $  9,870                    $ 10,856
 5/22/2005               $  9,870                    $ 10,856
 5/23/2005               $  9,914                    $ 10,918
 5/24/2005               $  9,918                    $ 10,927
 5/25/2005               $  9,882                    $ 10,879
 5/26/2005               $  9,938                    $ 10,961
 5/27/2005               $  9,946                    $ 11,006
 5/28/2005               $  9,946                    $ 11,006
 5/29/2005               $  9,946                    $ 11,006
 5/30/2005               $  9,946                    $ 11,006
 5/31/2005               $  9,874                    $ 10,953
  6/1/2005               $  9,970                    $ 11,066
  6/2/2005               $  9,990                    $ 11,096
  6/3/2005               $  9,902                    $ 11,044
  6/4/2005               $  9,902                    $ 11,044
  6/5/2005               $  9,902                    $ 11,044
  6/6/2005               $  9,914                    $ 11,092
  6/7/2005               $  9,918                    $ 11,084
  6/8/2005               $  9,886                    $ 11,049
  6/9/2005               $  9,938                    $ 11,154
 6/10/2005               $  9,890                    $ 11,091
 6/11/2005               $  9,890                    $ 11,091
 6/12/2005               $  9,890                    $ 11,091
 6/13/2005               $  9,906                    $ 11,163
 6/14/2005               $  9,922                    $ 11,240
 6/15/2005               $  9,938                    $ 11,260
 6/16/2005               $  9,966                    $ 11,314
 6/17/2005               $ 10,002                    $ 11,367
 6/18/2005               $ 10,002                    $ 11,367
 6/19/2005               $ 10,002                    $ 11,367
 6/20/2005               $  9,990                    $ 11,369
 6/21/2005               $  9,958                    $ 11,324
 6/22/2005               $  9,946                    $ 11,310
 6/23/2005               $  9,830                    $ 11,228
 6/24/2005               $  9,738                    $ 11,141
 6/25/2005               $  9,738                    $ 11,141
 6/26/2005               $  9,738                    $ 11,141
 6/27/2005               $  9,742                    $ 11,159
 6/28/2005               $  9,854                    $ 11,265
 6/29/2005               $  9,822                    $ 11,236
 6/30/2005               $  9,742                    $ 11,232
  7/1/2005               $  9,762                    $ 11,261
  7/2/2005               $  9,762                    $ 11,261
  7/3/2005               $  9,762                    $ 11,261
  7/4/2005               $  9,762                    $ 11,261
  7/5/2005               $  9,854                    $ 11,403
  7/6/2005               $  9,766                    $ 11,315
  7/7/2005               $  9,790                    $ 11,381
  7/8/2005               $  9,922                    $ 11,484
  7/9/2005               $  9,922                    $ 11,484
 7/10/2005               $  9,922                    $ 11,484
 7/11/2005               $  9,990                    $ 11,555
 7/12/2005               $ 10,022                    $ 11,588
 7/13/2005               $ 10,026                    $ 11,566
 7/14/2005               $ 10,062                    $ 11,545
 7/15/2005               $ 10,070                    $ 11,571
 7/16/2005               $ 10,070                    $ 11,571
 7/17/2005               $ 10,070                    $ 11,571
 7/18/2005               $ 10,022                    $ 11,516
 7/19/2005               $ 10,110                    $ 11,595
 7/20/2005               $ 10,162                    $ 11,645
 7/21/2005               $ 10,110                    $ 11,541
 7/22/2005               $ 10,146                    $ 11,646
 7/23/2005               $ 10,146                    $ 11,646
 7/24/2005               $ 10,146                    $ 11,646
 7/25/2005               $ 10,106                    $ 11,587
 7/26/2005               $ 10,122                    $ 11,625
 7/27/2005               $ 10,166                    $ 11,668
 7/28/2005               $ 10,222                    $ 11,742
 7/29/2005               $ 10,134                    $ 11,646
 7/30/2005               $ 10,134                    $ 11,646
 7/31/2005               $ 10,134                    $ 11,646
  8/1/2005               $ 10,146                    $ 11,676
  8/2/2005               $ 10,226                    $ 11,735
  8/3/2005               $ 10,230                    $ 11,724
  8/4/2005               $ 10,138                    $ 11,646
  8/5/2005               $ 10,082                    $ 11,540
  8/6/2005               $ 10,082                    $ 11,540
  8/7/2005               $ 10,082                    $ 11,540
  8/8/2005               $ 10,054                    $ 11,525
  8/9/2005               $ 10,122                    $ 11,588
 8/10/2005               $ 10,090                    $ 11,576
 8/11/2005               $ 10,166                    $ 11,669
 8/12/2005               $ 10,098                    $ 11,635
 8/13/2005               $ 10,098                    $ 11,635
 8/14/2005               $ 10,098                    $ 11,635
 8/15/2005               $ 10,122                    $ 11,663
 8/16/2005               $  9,994                    $ 11,515
 8/17/2005               $ 10,006                    $ 11,520
 8/18/2005               $ 10,006                    $ 11,501
 8/19/2005               $  9,998                    $ 11,499
 8/20/2005               $  9,998                    $ 11,499
 8/21/2005               $  9,998                    $ 11,499
 8/22/2005               $ 10,014                    $ 11,493
 8/23/2005               $  9,986                    $ 11,473
 8/24/2005               $  9,922                    $ 11,453
 8/25/2005               $  9,942                    $ 11,482
 8/26/2005               $  9,886                    $ 11,399
 8/27/2005               $  9,886                    $ 11,399
 8/28/2005               $  9,886                    $ 11,399
 8/29/2005               $  9,958                    $ 11,466
 8/30/2005               $  9,914                    $ 11,438
 8/31/2005               $ 10,010                    $ 11,589
  9/1/2005               $ 10,002                    $ 11,595
  9/2/2005               $  9,970                    $ 11,530
  9/3/2005               $  9,970                    $ 11,530
  9/4/2005               $  9,970                    $ 11,530
  9/5/2005               $  9,970                    $ 11,530
  9/6/2005               $ 10,114                    $ 11,676
  9/7/2005               $ 10,138                    $ 11,715
  9/8/2005               $ 10,102                    $ 11,664
  9/9/2005               $ 10,174                    $ 11,764
 9/10/2005               $ 10,174                    $ 11,764
 9/11/2005               $ 10,174                    $ 11,764
 9/12/2005               $ 10,166                    $ 11,776
 9/13/2005               $ 10,090                    $ 11,675
 9/14/2005               $ 10,038                    $ 11,632
 9/15/2005               $ 10,042                    $ 11,642
 9/16/2005               $ 10,098                    $ 11,692
 9/17/2005               $ 10,098                    $ 11,692
 9/18/2005               $ 10,098                    $ 11,692
 9/19/2005               $ 10,050                    $ 11,621
 9/20/2005               $  9,982                    $ 11,507
 9/21/2005               $  9,902                    $ 11,414
 9/22/2005               $  9,950                    $ 11,495
 9/23/2005               $  9,950                    $ 11,505
 9/24/2005               $  9,950                    $ 11,505
 9/25/2005               $  9,950                    $ 11,505
 9/26/2005               $  9,942                    $ 11,509
 9/27/2005               $  9,958                    $ 11,529
 9/28/2005               $  9,962                    $ 11,529
 9/29/2005               $ 10,034                    $ 11,605
 9/30/2005               $ 10,046                    $ 11,627
 10/1/2005               $ 10,046                    $ 11,627
 10/2/2005               $ 10,046                    $ 11,627
 10/3/2005               $ 10,014                    $ 11,627
 10/4/2005               $  9,934                    $ 11,501
 10/5/2005               $  9,794                    $ 11,287
 10/6/2005               $  9,766                    $ 11,209
 10/7/2005               $  9,798                    $ 11,264
 10/8/2005               $  9,798                    $ 11,264
 10/9/2005               $  9,798                    $ 11,264
10/10/2005               $  9,742                    $ 11,190
10/11/2005               $  9,730                    $ 11,171
10/12/2005               $  9,690                    $ 11,083
10/13/2005               $  9,702                    $ 11,071
10/14/2005               $  9,778                    $ 11,194
10/15/2005               $  9,778                    $ 11,194
10/16/2005               $  9,778                    $ 11,194
10/17/2005               $  9,798                    $ 11,248
10/18/2005               $  9,706                    $ 11,121
10/19/2005               $  9,858                    $ 11,273
10/20/2005               $  9,734                    $ 11,095
10/21/2005               $  9,722                    $ 11,142
10/22/2005               $  9,722                    $ 11,142
10/23/2005               $  9,722                    $ 11,142
10/24/2005               $  9,858                    $ 11,300
10/25/2005               $  9,822                    $ 11,235
10/26/2005               $  9,770                    $ 11,157
10/27/2005               $  9,658                    $ 11,025
10/28/2005               $  9,802                    $ 11,235
10/29/2005               $  9,802                    $ 11,235
10/30/2005               $  9,802                    $ 11,235
10/31/2005               $  9,866                    $ 11,361
 11/1/2005               $  9,810                    $ 11,347
 11/2/2005               $  9,906                    $ 11,483
 11/3/2005               $  9,982                    $ 11,516
 11/4/2005               $  9,986                    $ 11,515
 11/5/2005               $  9,986                    $ 11,515
 11/6/2005               $  9,986                    $ 11,515
 11/7/2005               $ 10,006                    $ 11,533
 11/8/2005               $  9,978                    $ 11,451
 11/9/2005               $  9,986                    $ 11,457
11/10/2005               $ 10,074                    $ 11,596
11/11/2005               $ 10,098                    $ 11,612
11/12/2005               $ 10,098                    $ 11,612
11/13/2005               $ 10,098                    $ 11,612
11/14/2005               $ 10,086                    $ 11,587
11/15/2005               $ 10,070                    $ 11,565
11/16/2005               $ 10,106                    $ 11,600
11/17/2005               $ 10,174                    $ 11,748
11/18/2005               $ 10,222                    $ 11,768
11/19/2005               $ 10,222                    $ 11,768
11/20/2005               $ 10,222                    $ 11,768
11/21/2005               $ 10,278                    $ 11,865
11/22/2005               $ 10,318                    $ 11,938
11/23/2005               $ 10,338                    $ 11,955
11/24/2005               $ 10,338                    $ 11,955
11/25/2005               $ 10,362                    $ 11,972
11/26/2005               $ 10,362                    $ 11,972
11/27/2005               $ 10,362                    $ 11,972
11/28/2005               $ 10,278                    $ 11,831
11/29/2005               $ 10,270                    $ 11,848
11/30/2005               $ 10,226                    $ 11,805
 12/1/2005               $ 10,342                    $ 11,962
 12/2/2005               $ 10,354                    $ 12,002
 12/3/2005               $ 10,354                    $ 12,002
 12/4/2005               $ 10,354                    $ 12,002
 12/5/2005               $ 10,322                    $ 11,979
 12/6/2005               $ 10,334                    $ 12,010
 12/7/2005               $ 10,294                    $ 11,951
 12/8/2005               $ 10,270                    $ 11,956
 12/9/2005               $ 10,286                    $ 11,994
12/10/2005               $ 10,286                    $ 11,994
12/11/2005               $ 10,286                    $ 11,994
12/12/2005               $ 10,302                    $ 12,034
12/13/2005               $ 10,346                    $ 12,074
12/14/2005               $ 10,386                    $ 12,137
12/15/2005               $ 10,390                    $ 12,106
12/16/2005               $ 10,358                    $ 12,081
12/17/2005               $ 10,358                    $ 12,081
12/18/2005               $ 10,358                    $ 12,081
12/19/2005               $ 10,274                    $ 11,976
12/20/2005               $ 10,282                    $ 11,986
12/21/2005               $ 10,310                    $ 12,021
12/22/2005               $ 10,350                    $ 12,069
12/23/2005               $ 10,351                    $ 12,072
12/24/2005               $ 10,351                    $ 12,072
12/25/2005               $ 10,351                    $ 12,072
12/26/2005               $ 10,351                    $ 12,072
12/27/2005               $ 10,247                    $ 11,950
12/28/2005               $ 10,283                    $ 11,990
12/29/2005               $ 10,239                    $ 11,943
12/30/2005               $ 10,187                    $ 11,881
12/31/2005               $ 10,187                    $ 11,881
  1/1/2006               $ 10,187                    $ 11,881
  1/2/2006               $ 10,187                    $ 11,881
  1/3/2006               $ 10,327                    $ 12,048
  1/4/2006               $ 10,375                    $ 12,105
  1/5/2006               $ 10,371                    $ 12,101
  1/6/2006               $ 10,479                    $ 12,229
  1/7/2006               $ 10,479                    $ 12,229
  1/8/2006               $ 10,479                    $ 12,229
  1/9/2006               $ 10,556                    $ 12,320
 1/10/2006               $ 10,544                    $ 12,304
 1/11/2006               $ 10,568                    $ 12,336
 1/12/2006               $ 10,524                    $ 12,285
 1/13/2006               $ 10,532                    $ 12,294
 1/14/2006               $ 10,532                    $ 12,294
 1/15/2006               $ 10,532                    $ 12,294
 1/16/2006               $ 10,532                    $ 12,294
 1/17/2006               $ 10,500                    $ 12,259
 1/18/2006               $ 10,463                    $ 12,218
 1/19/2006               $ 10,540                    $ 12,308
 1/20/2006               $ 10,379                    $ 12,119
 1/21/2006               $ 10,379                    $ 12,119
 1/22/2006               $ 10,379                    $ 12,119
 1/23/2006               $ 10,375                    $ 12,120
 1/24/2006               $ 10,439                    $ 12,196
 1/25/2006               $ 10,383                    $ 12,130
 1/26/2006               $ 10,455                    $ 12,215
 1/27/2006               $ 10,568                    $ 12,350
 1/28/2006               $ 10,568                    $ 12,350
 1/29/2006               $ 10,568                    $ 12,350
 1/30/2006               $ 10,564                    $ 12,347
 1/31/2006               $ 10,524                    $ 12,299
  2/1/2006               $ 10,504                    $ 12,274
  2/2/2006               $ 10,423                    $ 12,183
  2/3/2006               $ 10,363                    $ 12,111
  2/4/2006               $ 10,363                    $ 12,111
  2/5/2006               $ 10,363                    $ 12,111
  2/6/2006               $ 10,363                    $ 12,110
  2/7/2006               $ 10,255                    $ 11,987
  2/8/2006               $ 10,323                    $ 12,069
  2/9/2006               $ 10,287                    $ 12,027
 2/10/2006               $ 10,299                    $ 12,038
 2/11/2006               $ 10,299                    $ 12,038
 2/12/2006               $ 10,299                    $ 12,038
 2/13/2006               $ 10,271                    $ 12,007
 2/14/2006               $ 10,343                    $ 12,092
 2/15/2006               $ 10,395                    $ 12,155
 2/16/2006               $ 10,487                    $ 12,263
 2/17/2006               $ 10,439                    $ 12,211
 2/18/2006               $ 10,439                    $ 12,211
 2/19/2006               $ 10,439                    $ 12,211
 2/20/2006               $ 10,439                    $ 12,211
 2/21/2006               $ 10,399                    $ 12,161
 2/22/2006               $ 10,479                    $ 12,259
 2/23/2006               $ 10,455                    $ 12,229
 2/24/2006               $ 10,471                    $ 12,249
 2/25/2006               $ 10,471                    $ 12,249
 2/26/2006               $ 10,471                    $ 12,249
 2/27/2006               $ 10,516                    $ 12,301
 2/28/2006               $ 10,339                    $ 12,096
  3/1/2006               $ 10,403                    $ 12,172
  3/2/2006               $ 10,395                    $ 12,162
  3/3/2006               $ 10,367                    $ 12,131
  3/4/2006               $ 10,367                    $ 12,131
  3/5/2006               $ 10,367                    $ 12,131
  3/6/2006               $ 10,287                    $ 12,036
  3/7/2006               $ 10,247                    $ 11,989
  3/8/2006               $ 10,275                    $ 12,022
  3/9/2006               $ 10,219                    $ 11,960
 3/10/2006               $ 10,279                    $ 12,031
 3/11/2006               $ 10,279                    $ 12,031
 3/12/2006               $ 10,279                    $ 12,031
 3/13/2006               $ 10,299                    $ 12,054
 3/14/2006               $ 10,419                    $ 12,195
 3/15/2006               $ 10,455                    $ 12,239
 3/16/2006               $ 10,475                    $ 12,262
 3/17/2006               $ 10,487                    $ 12,277
 3/18/2006               $ 10,487                    $ 12,277
 3/19/2006               $ 10,487                    $ 12,277
 3/20/2006               $ 10,459                    $ 12,245
 3/21/2006               $ 10,395                    $ 12,173
 3/22/2006               $ 10,435                    $ 12,219
 3/23/2006               $ 10,431                    $ 12,217
 3/24/2006               $ 10,455                    $ 12,246
 3/25/2006               $ 10,455                    $ 12,246
 3/26/2006               $ 10,455                    $ 12,246
 3/27/2006               $ 10,443                    $ 12,230
 3/28/2006               $ 10,423                    $ 12,210
 3/29/2006               $ 10,516                    $ 12,319
 3/30/2006               $ 10,500                    $ 12,302
 3/31/2006               $ 10,455                    $ 12,248
  4/1/2006               $ 10,455                    $ 12,248
  4/2/2006               $ 10,455                    $ 12,248
  4/3/2006               $ 10,439                    $ 12,232
  4/4/2006               $ 10,508                    $ 12,311
  4/5/2006               $ 10,528                    $ 12,335
  4/6/2006               $ 10,524                    $ 12,331
  4/7/2006               $ 10,427                    $ 12,223
  4/8/2006               $ 10,427                    $ 12,223
  4/9/2006               $ 10,427                    $ 12,223
 4/10/2006               $ 10,427                    $ 12,221
 4/11/2006               $ 10,331                    $ 12,110
 4/12/2006               $ 10,343                    $ 12,122
 4/13/2006               $ 10,343                    $ 12,125
 4/14/2006               $ 10,343                    $ 12,125
 4/15/2006               $ 10,343                    $ 12,125
 4/16/2006               $ 10,343                    $ 12,125
 4/17/2006               $ 10,327                    $ 12,109
 4/18/2006               $ 10,459                    $ 12,265
 4/19/2006               $ 10,496                    $ 12,309
 4/20/2006               $ 10,532                    $ 12,353
 4/21/2006               $ 10,479                    $ 12,293
 4/22/2006               $ 10,479                    $ 12,293
 4/23/2006               $ 10,479                    $ 12,293
 4/24/2006               $ 10,459                    $ 12,273
 4/25/2006               $ 10,391                    $ 12,192
 4/26/2006               $ 10,399                    $ 12,200
 4/27/2006               $ 10,355                    $ 12,152
 4/28/2006               $ 10,347                    $ 12,144
 4/29/2006               $ 10,347                    $ 12,144
 4/30/2006               $ 10,347                    $ 12,144
  5/1/2006               $ 10,299                    $ 12,086
  5/2/2006               $ 10,319                    $ 12,114
  5/3/2006               $ 10,279                    $ 12,067
  5/4/2006               $ 10,295                    $ 12,086
  5/5/2006               $ 10,403                    $ 12,205
  5/6/2006               $ 10,403                    $ 12,205
  5/7/2006               $ 10,403                    $ 12,205
  5/8/2006               $ 10,403                    $ 12,209
  5/9/2006               $ 10,375                    $ 12,174
 5/10/2006               $ 10,367                    $ 12,165
 5/11/2006               $ 10,219                    $ 11,994
 5/12/2006               $ 10,091                    $ 11,847
 5/13/2006               $ 10,091                    $ 11,847
 5/14/2006               $ 10,091                    $ 11,847
 5/15/2006               $ 10,111                    $ 11,870
 5/16/2006               $ 10,087                    $ 11,842
 5/17/2006               $  9,951                    $ 11,682
 5/18/2006               $  9,895                    $ 11,616
 5/19/2006               $  9,931                    $ 11,660
 5/20/2006               $  9,931                    $ 11,660
 5/21/2006               $  9,931                    $ 11,660
 5/22/2006               $  9,879                    $ 11,600
 5/23/2006               $  9,823                    $ 11,533
 5/24/2006               $  9,839                    $ 11,555
 5/25/2006               $  9,943                    $ 11,679
 5/26/2006               $  9,979                    $ 11,728
 5/27/2006               $  9,979                    $ 11,728
 5/28/2006               $  9,979                    $ 11,728
 5/29/2006               $  9,979                    $ 11,728
 5/30/2006               $  9,831                    $ 11,554
 5/31/2006               $  9,911                    $ 11,651
  6/1/2006               $ 10,031                    $ 11,792
  6/2/2006               $ 10,007                    $ 11,766
  6/3/2006               $ 10,007                    $ 11,766
  6/4/2006               $ 10,007                    $ 11,766
  6/5/2006               $  9,823                    $ 11,548
  6/6/2006               $  9,791                    $ 11,512
  6/7/2006               $  9,767                    $ 11,486
  6/8/2006               $  9,775                    $ 11,495
  6/9/2006               $  9,735                    $ 11,454
 6/10/2006               $  9,735                    $ 11,454
 6/11/2006               $  9,735                    $ 11,454
 6/12/2006               $  9,595                    $ 11,287
 6/13/2006               $  9,522                    $ 11,202
 6/14/2006               $  9,587                    $ 11,277
 6/15/2006               $  9,799                    $ 11,534
 6/16/2006               $  9,763                    $ 11,491
 6/17/2006               $  9,763                    $ 11,491
 6/18/2006               $  9,763                    $ 11,491
 6/19/2006               $  9,647                    $ 11,357
 6/20/2006               $  9,623                    $ 11,326
 6/21/2006               $  9,743                    $ 11,467
 6/22/2006               $  9,687                    $ 11,402
 6/23/2006               $  9,703                    $ 11,422
 6/24/2006               $  9,703                    $ 11,422
 6/25/2006               $  9,703                    $ 11,422
 6/26/2006               $  9,711                    $ 11,438
 6/27/2006               $  9,611                    $ 11,316
 6/28/2006               $  9,651                    $ 11,366
 6/29/2006               $  9,875                    $ 11,630
 6/30/2006               $  9,879                    $ 11,640
  7/1/2006               $  9,879                    $ 11,640
  7/2/2006               $  9,879                    $ 11,640
  7/3/2006               $  9,915                    $ 11,679
  7/4/2006               $  9,915                    $ 11,679
  7/5/2006               $  9,807                    $ 11,555
  7/6/2006               $  9,819                    $ 11,571
  7/7/2006               $  9,747                    $ 11,483
  7/8/2006               $  9,747                    $ 11,483
  7/9/2006               $  9,747                    $ 11,483
 7/10/2006               $  9,735                    $ 11,472
 7/11/2006               $  9,775                    $ 11,518
 7/12/2006               $  9,655                    $ 11,378
 7/13/2006               $  9,542                    $ 11,248
 7/14/2006               $  9,470                    $ 11,163
 7/15/2006               $  9,470                    $ 11,163
 7/16/2006               $  9,470                    $ 11,163
 7/17/2006               $  9,474                    $ 11,166
 7/18/2006               $  9,454                    $ 11,142
 7/19/2006               $  9,627                    $ 11,349
 7/20/2006               $  9,506                    $ 11,209
 7/21/2006               $  9,406                    $ 11,090
 7/22/2006               $  9,406                    $ 11,090
 7/23/2006               $  9,406                    $ 11,090
 7/24/2006               $  9,599                    $ 11,318
 7/25/2006               $  9,695                    $ 11,429
 7/26/2006               $  9,659                    $ 11,389
 7/27/2006               $  9,591                    $ 11,310
 7/28/2006               $  9,723                    $ 11,465
 7/29/2006               $  9,723                    $ 11,465
 7/30/2006               $  9,723                    $ 11,465
 7/31/2006               $  9,719                    $ 11,465
  8/1/2006               $  9,671                    $ 11,408
  8/2/2006               $  9,751                    $ 11,502
  8/3/2006               $  9,795                    $ 11,556
  8/4/2006               $  9,783                    $ 11,544
  8/5/2006               $  9,783                    $ 11,544
  8/6/2006               $  9,783                    $ 11,544
  8/7/2006               $  9,747                    $ 11,502
  8/8/2006               $  9,727                    $ 11,478
  8/9/2006               $  9,651                    $ 11,387
 8/10/2006               $  9,703                    $ 11,454
 8/11/2006               $  9,643                    $ 11,388
 8/12/2006               $  9,643                    $ 11,388
 8/13/2006               $  9,643                    $ 11,388
 8/14/2006               $  9,635                    $ 11,375
 8/15/2006               $  9,795                    $ 11,569
 8/16/2006               $  9,915                    $ 11,710
 8/17/2006               $  9,959                    $ 11,758
 8/18/2006               $  9,975                    $ 11,778
 8/19/2006               $  9,975                    $ 11,778
 8/20/2006               $  9,975                    $ 11,778
 8/21/2006               $  9,903                    $ 11,694
 8/22/2006               $  9,923                    $ 11,714
 8/23/2006               $  9,859                    $ 11,643
 8/24/2006               $  9,879                    $ 11,665
 8/25/2006               $  9,867                    $ 11,654
 8/26/2006               $  9,867                    $ 11,654
 8/27/2006               $  9,867                    $ 11,654
 8/28/2006               $  9,939                    $ 11,736
 8/29/2006               $  9,987                    $ 11,795
 8/30/2006               $ 10,015                    $ 11,828
 8/31/2006               $ 10,015                    $ 11,831
  9/1/2006               $ 10,067                    $ 11,894
  9/2/2006               $ 10,067                    $ 11,894
  9/3/2006               $ 10,067                    $ 11,894
  9/4/2006               $ 10,067                    $ 11,894
  9/5/2006               $ 10,095                    $ 11,930
  9/6/2006               $  9,971                    $ 11,781
  9/7/2006               $  9,923                    $ 11,725
  9/8/2006               $  9,979                    $ 11,795
  9/9/2006               $  9,979                    $ 11,795
 9/10/2006               $  9,979                    $ 11,795
 9/11/2006               $ 10,011                    $ 11,833
 9/12/2006               $ 10,183                    $ 12,038
 9/13/2006               $ 10,223                    $ 12,086
 9/14/2006               $ 10,195                    $ 12,058
 9/15/2006               $ 10,263                    $ 12,138
 9/16/2006               $ 10,263                    $ 12,138
 9/17/2006               $ 10,263                    $ 12,138
 9/18/2006               $ 10,251                    $ 12,126
 9/19/2006               $ 10,211                    $ 12,079
 9/20/2006               $ 10,271                    $ 12,150
 9/21/2006               $ 10,199                    $ 12,068
 9/22/2006               $ 10,147                    $ 12,004
 9/23/2006               $ 10,147                    $ 12,004
 9/24/2006               $ 10,147                    $ 12,004
 9/25/2006               $ 10,247                    $ 12,127
 9/26/2006               $ 10,299                    $ 12,191
 9/27/2006               $ 10,291                    $ 12,180
 9/28/2006               $ 10,303                    $ 12,194
 9/29/2006               $ 10,267                    $ 12,156
 9/30/2006               $ 10,267                    $ 12,156
 10/1/2006               $ 10,267                    $ 12,156
 10/2/2006               $ 10,211                    $ 12,090
 10/3/2006               $ 10,199                    $ 12,074
 10/4/2006               $ 10,387                    $ 12,303
 10/5/2006               $ 10,443                    $ 12,367
 10/6/2006               $ 10,395                    $ 12,316
 10/7/2006               $ 10,395                    $ 12,316
 10/8/2006               $ 10,395                    $ 12,316
 10/9/2006               $ 10,435                    $ 12,363
10/10/2006               $ 10,439                    $ 12,372
10/11/2006               $ 10,391                    $ 12,315
10/12/2006               $ 10,504                    $ 12,450
10/13/2006               $ 10,492                    $ 12,436
10/14/2006               $ 10,492                    $ 12,436
10/15/2006               $ 10,492                    $ 12,436
10/16/2006               $ 10,532                    $ 12,487
10/17/2006               $ 10,471                    $ 12,416
10/18/2006               $ 10,467                    $ 12,413
10/19/2006               $ 10,467                    $ 12,412
10/20/2006               $ 10,455                    $ 12,397
10/21/2006               $ 10,455                    $ 12,397
10/22/2006               $ 10,455                    $ 12,397
10/23/2006               $ 10,516                    $ 12,471
10/24/2006               $ 10,560                    $ 12,523
10/25/2006               $ 10,576                    $ 12,544
10/26/2006               $ 10,648                    $ 12,629
10/27/2006               $ 10,540                    $ 12,502
10/28/2006               $ 10,540                    $ 12,502
10/29/2006               $ 10,540                    $ 12,502
10/30/2006               $ 10,560                    $ 12,526
10/31/2006               $ 10,572                    $ 12,543
 11/1/2006               $ 10,447                    $ 12,395
 11/2/2006               $ 10,447                    $ 12,396
 11/3/2006               $ 10,415                    $ 12,358
 11/4/2006               $ 10,415                    $ 12,358
 11/5/2006               $ 10,415                    $ 12,358
 11/6/2006               $ 10,552                    $ 12,524
 11/7/2006               $ 10,564                    $ 12,540
 11/8/2006               $ 10,568                    $ 12,546
 11/9/2006               $ 10,508                    $ 12,473
11/10/2006               $ 10,544                    $ 12,518
11/11/2006               $ 10,544                    $ 12,518
11/12/2006               $ 10,544                    $ 12,518
11/13/2006               $ 10,584                    $ 12,566
11/14/2006               $ 10,688                    $ 12,691
11/15/2006               $ 10,760                    $ 12,782
11/16/2006               $ 10,788                    $ 12,813
11/17/2006               $ 10,776                    $ 12,803
11/18/2006               $ 10,776                    $ 12,803
11/19/2006               $ 10,776                    $ 12,803
11/20/2006               $ 10,736                    $ 12,753
11/21/2006               $ 10,772                    $ 12,800
11/22/2006               $ 10,832                    $ 12,871
11/23/2006               $ 10,832                    $ 12,871
11/24/2006               $ 10,788                    $ 12,819
11/25/2006               $ 10,788                    $ 12,819
11/26/2006               $ 10,788                    $ 12,819
11/27/2006               $ 10,604                    $ 12,602
11/28/2006               $ 10,640                    $ 12,643
11/29/2006               $ 10,736                    $ 12,759
11/30/2006               $ 10,768                    $ 12,800
 12/1/2006               $ 10,720                    $ 12,745
 12/2/2006               $ 10,720                    $ 12,745
 12/3/2006               $ 10,720                    $ 12,745
 12/4/2006               $ 10,836                    $ 12,885
 12/5/2006               $ 10,888                    $ 12,948
 12/6/2006               $ 10,884                    $ 12,947
 12/7/2006               $ 10,820                    $ 12,870
 12/8/2006               $ 10,824                    $ 12,874
 12/9/2006               $ 10,824                    $ 12,874
12/10/2006               $ 10,824                    $ 12,874
12/11/2006               $ 10,832                    $ 12,890
12/12/2006               $ 10,796                    $ 12,845
12/13/2006               $ 10,804                    $ 12,858
12/14/2006               $ 10,888                    $ 12,959
12/15/2006               $ 10,872                    $ 12,944
12/16/2006               $ 10,872                    $ 12,944
12/17/2006               $ 10,872                    $ 12,944
12/18/2006               $ 10,796                    $ 12,854
12/19/2006               $ 10,828                    $ 12,895
12/20/2006               $ 10,808                    $ 12,869
12/21/2006               $ 10,768                    $ 12,823
12/22/2006               $ 10,720                    $ 12,767
12/23/2006               $ 10,720                    $ 12,767
12/24/2006               $ 10,720                    $ 12,767
12/25/2006               $ 10,720                    $ 12,767
12/26/2006               $ 10,736                    $ 12,788
12/27/2006               $ 10,792                    $ 12,856
12/28/2006               $ 10,768                    $ 12,830
12/29/2006               $ 10,712                    $ 12,764
12/30/2006               $ 10,712                    $ 12,764
12/31/2006               $ 10,712                    $ 12,764
  1/1/2007               $ 10,712                    $ 12,764
  1/2/2007               $ 10,712                    $ 12,764
  1/3/2007               $ 10,664                    $ 12,708
  1/4/2007               $ 10,720                    $ 12,772
  1/5/2007               $ 10,668                    $ 12,713
  1/6/2007               $ 10,668                    $ 12,713
  1/7/2007               $ 10,668                    $ 12,713
  1/8/2007               $ 10,696                    $ 12,752
  1/9/2007               $ 10,700                    $ 12,757
 1/10/2007               $ 10,720                    $ 12,784
 1/11/2007               $ 10,808                    $ 12,890
 1/12/2007               $ 10,860                    $ 12,950
 1/13/2007               $ 10,860                    $ 12,950
 1/14/2007               $ 10,860                    $ 12,950
 1/15/2007               $ 10,860                    $ 12,950
 1/16/2007               $ 10,844                    $ 12,935
 1/17/2007               $ 10,860                    $ 12,955
 1/18/2007               $ 10,808                    $ 12,893
 1/19/2007               $ 10,852                    $ 12,947
 1/20/2007               $ 10,852                    $ 12,947
 1/21/2007               $ 10,852                    $ 12,947
 1/22/2007               $ 10,792                    $ 12,879
 1/23/2007               $ 10,848                    $ 12,944
 1/24/2007               $ 10,928                    $ 13,043
 1/25/2007               $ 10,824                    $ 12,915
 1/26/2007               $ 10,804                    $ 12,896
 1/27/2007               $ 10,804                    $ 12,896
 1/28/2007               $ 10,804                    $ 12,896
 1/29/2007               $ 10,812                    $ 12,907
 1/30/2007               $ 10,888                    $ 12,997
 1/31/2007               $ 10,964                    $ 13,090
  2/1/2007               $ 11,036                    $ 13,177
  2/2/2007               $ 11,056                    $ 13,203
  2/3/2007               $ 11,056                    $ 13,203
  2/4/2007               $ 11,056                    $ 13,203
  2/5/2007               $ 11,028                    $ 13,168
  2/6/2007               $ 11,048                    $ 13,197
  2/7/2007               $ 11,088                    $ 13,247
  2/8/2007               $ 11,092                    $ 13,254
  2/9/2007               $ 11,008                    $ 13,154
 2/10/2007               $ 11,008                    $ 13,154
 2/11/2007               $ 11,008                    $ 13,154
 2/12/2007               $ 10,964                    $ 13,102
 2/13/2007               $ 11,028                    $ 13,179
 2/14/2007               $ 11,124                    $ 13,296
 2/15/2007               $ 11,172                    $ 13,353
 2/16/2007               $ 11,164                    $ 13,347
 2/17/2007               $ 11,164                    $ 13,347
 2/18/2007               $ 11,164                    $ 13,347
 2/19/2007               $ 11,164                    $ 13,347
 2/20/2007               $ 11,220                    $ 13,414
 2/21/2007               $ 11,200                    $ 13,392
 2/22/2007               $ 11,188                    $ 13,380
 2/23/2007               $ 11,168                    $ 13,357
 2/24/2007               $ 11,168                    $ 13,357
 2/25/2007               $ 11,168                    $ 13,357
 2/26/2007               $ 11,128                    $ 13,305
 2/27/2007               $ 10,780                    $ 12,887
 2/28/2007               $ 10,840                    $ 12,957
  3/1/2007               $ 10,796                    $ 12,908
  3/2/2007               $ 10,664                    $ 12,752
  3/3/2007               $ 10,664                    $ 12,752
  3/4/2007               $ 10,664                    $ 12,752
  3/5/2007               $ 10,564                    $ 12,631
  3/6/2007               $ 10,724                    $ 12,827
  3/7/2007               $ 10,708                    $ 12,808
  3/8/2007               $ 10,788                    $ 12,901
  3/9/2007               $ 10,788                    $ 12,907
 3/10/2007               $ 10,788                    $ 12,907
 3/11/2007               $ 10,788                    $ 12,907
 3/12/2007               $ 10,796                    $ 12,913
 3/13/2007               $ 10,580                    $ 12,653
 3/14/2007               $ 10,664                    $ 12,755
 3/15/2007               $ 10,704                    $ 12,808
 3/16/2007               $ 10,664                    $ 12,761
 3/17/2007               $ 10,664                    $ 12,761
 3/18/2007               $ 10,664                    $ 12,761
 3/19/2007               $ 10,772                    $ 12,890
 3/20/2007               $ 10,840                    $ 12,972
 3/21/2007               $ 11,008                    $ 13,173
 3/22/2007               $ 11,004                    $ 13,170
 3/23/2007               $ 11,012                    $ 13,179
 3/24/2007               $ 11,012                    $ 13,179
 3/25/2007               $ 11,012                    $ 13,179
 3/26/2007               $ 11,016                    $ 13,185
 3/27/2007               $ 10,952                    $ 13,111
 3/28/2007               $ 10,864                    $ 13,007
 3/29/2007               $ 10,884                    $ 13,028
 3/30/2007               $ 10,876                    $ 13,022
 3/31/2007               $ 10,876                    $ 13,022

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

------------------------------------------------------------------------------------------------------------------
                                          A-CLASS                            C-CLASS                  H-CLASS
                                        (09/01/04)                         (02/20/04)               (02/20/04)
------------------------------------------------------------------------------------------------------------------
                          ONE     ONE        SINCE       SINCE      ONE     ONE       SINCE      ONE      SINCE
                          YEAR    YEAR*    INCEPTION   INCEPTION*  YEAR    YEAR**   INCEPTION   YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND    4.06%   -0.88%      5.94%        3.96%    3.22%    2.22%     2.01%     4.02%     2.74%
S&P 500/CITIGROUP PURE
  GROWTH INDEX           6.32%   6.32%      12.43%       12.43%    6.32%    6.32%     8.86%     6.32%     8.86%
------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/CITIGROUP PURE GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 49

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

DYNAMIC STRENGTHENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index.

INCEPTION: May 25, 2005

The U.S. dollar weakened against most major currencies during the one-year period ended March 31, 2007. Rising short-term interest rates no longer provided support for the U.S. dollar as the Federal Reserve last raised the Fed Funds rate at their June 2006 meeting.

The U.S. Dollar Index returned -7.58% for the year ended March 31, 2007 versus Rydex Dynamic Strengthening Dollar Fund H-Class, which was down 8.59% for the year.

The Fund achieved a daily correlation of more than 0.99 to its benchmark of 200% of the daily performance of the U.S. Dollar Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       DYNAMIC STRENGTHENING
                                            DOLLAR FUND        U.S. DOLLAR INDEX

Other                                                                 7.8%
Euro                                                                 57.6%
Japanese Yen                                                         13.6%
British Pound                                                        11.9%
Canadian Dollar                                                       9.1%
Currency Index Swap Agreements                 199.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 25, 2005
C-Class                                                             May 25, 2005
H-Class                                                             May 25, 2005

The Fund invests principally in derivative investments such as currency index swap agreements, futures contracts, and options on index futures.


50 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

DYNAMIC STRENGTHENING DOLLAR FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    DYNAMIC STRENGTHENING
   DATE              DOLLAR FUND C-CLASS          U.S. DOLLAR INDEX

 5/25/2005                 $ 10,000                    $ 10,000
 5/26/2005                 $ 10,124                    $ 10,058
 5/27/2005                 $ 10,044                    $ 10,008
 5/28/2005                 $ 10,044                    $ 10,008
 5/29/2005                 $ 10,044                    $ 10,008
 5/30/2005                 $ 10,044                    $ 10,068
 5/31/2005                 $ 10,336                    $ 10,163
  6/1/2005                 $ 10,480                    $ 10,204
  6/2/2005                 $ 10,344                    $ 10,162
  6/3/2005                 $ 10,384                    $ 10,196
  6/4/2005                 $ 10,384                    $ 10,196
  6/5/2005                 $ 10,384                    $ 10,196
  6/6/2005                 $ 10,264                    $ 10,145
  6/7/2005                 $ 10,224                    $ 10,132
  6/8/2005                 $ 10,368                    $ 10,177
  6/9/2005                 $ 10,364                    $ 10,199
 6/10/2005                 $ 10,504                    $ 10,271
 6/11/2005                 $ 10,504                    $ 10,271
 6/12/2005                 $ 10,504                    $ 10,271
 6/13/2005                 $ 10,572                    $ 10,301
 6/14/2005                 $ 10,652                    $ 10,342
 6/15/2005                 $ 10,488                    $ 10,263
 6/16/2005                 $ 10,484                    $ 10,265
 6/17/2005                 $ 10,248                    $ 10,151
 6/18/2005                 $ 10,248                    $ 10,151
 6/19/2005                 $ 10,248                    $ 10,151
 6/20/2005                 $ 10,548                    $ 10,248
 6/21/2005                 $ 10,436                    $ 10,205
 6/22/2005                 $ 10,556                    $ 10,256
 6/23/2005                 $ 10,664                    $ 10,321
 6/24/2005                 $ 10,580                    $ 10,281
 6/25/2005                 $ 10,580                    $ 10,281
 6/26/2005                 $ 10,580                    $ 10,281
 6/27/2005                 $ 10,528                    $ 10,243
 6/28/2005                 $ 10,676                    $ 10,306
 6/29/2005                 $ 10,680                    $ 10,320
 6/30/2005                 $ 10,664                    $ 10,317
  7/1/2005                 $ 10,932                    $ 10,438
  7/2/2005                 $ 10,932                    $ 10,438
  7/3/2005                 $ 10,932                    $ 10,438
  7/4/2005                 $ 10,932                    $ 10,476
  7/5/2005                 $ 11,000                    $ 10,474
  7/6/2005                 $ 10,992                    $ 10,467
  7/7/2005                 $ 10,984                    $ 10,455
  7/8/2005                 $ 10,940                    $ 10,452
  7/9/2005                 $ 10,940                    $ 10,452
 7/10/2005                 $ 10,940                    $ 10,452
 7/11/2005                 $ 10,788                    $ 10,360
 7/12/2005                 $ 10,488                    $ 10,232
 7/13/2005                 $ 10,712                    $ 10,336
 7/14/2005                 $ 10,764                    $ 10,362
 7/15/2005                 $ 10,816                    $ 10,390
 7/16/2005                 $ 10,816                    $ 10,390
 7/17/2005                 $ 10,816                    $ 10,390
 7/18/2005                 $ 10,824                    $ 10,381
 7/19/2005                 $ 10,880                    $ 10,405
 7/20/2005                 $ 10,736                    $ 10,346
 7/21/2005                 $ 10,612                    $ 10,299
 7/22/2005                 $ 10,820                    $ 10,381
 7/23/2005                 $ 10,820                    $ 10,381
 7/24/2005                 $ 10,820                    $ 10,381
 7/25/2005                 $ 10,788                    $ 10,373
 7/26/2005                 $ 10,900                    $ 10,423
 7/27/2005                 $ 10,840                    $ 10,391
 7/28/2005                 $ 10,720                    $ 10,346
 7/29/2005                 $ 10,732                    $ 10,347
 7/30/2005                 $ 10,732                    $ 10,347
 7/31/2005                 $ 10,732                    $ 10,347
  8/1/2005                 $ 10,612                    $ 10,294
  8/2/2005                 $ 10,588                    $ 10,279
  8/3/2005                 $ 10,420                    $ 10,190
  8/4/2005                 $ 10,364                    $ 10,168
  8/5/2005                 $ 10,424                    $ 10,198
  8/6/2005                 $ 10,424                    $ 10,198
  8/7/2005                 $ 10,424                    $ 10,198
  8/8/2005                 $ 10,436                    $ 10,182
  8/9/2005                 $ 10,388                    $ 10,178
 8/10/2005                 $ 10,352                    $ 10,146
 8/11/2005                 $ 10,172                    $ 10,087
 8/12/2005                 $ 10,216                    $ 10,073
 8/13/2005                 $ 10,216                    $ 10,073
 8/14/2005                 $ 10,216                    $ 10,073
 8/15/2005                 $ 10,292                    $ 10,112
 8/16/2005                 $ 10,292                    $ 10,120
 8/17/2005                 $ 10,456                    $ 10,191
 8/18/2005                 $ 10,584                    $ 10,255
 8/19/2005                 $ 10,580                    $ 10,261
 8/20/2005                 $ 10,580                    $ 10,261
 8/21/2005                 $ 10,580                    $ 10,261
 8/22/2005                 $ 10,488                    $ 10,207
 8/23/2005                 $ 10,472                    $ 10,200
 8/24/2005                 $ 10,420                    $ 10,181
 8/25/2005                 $ 10,380                    $ 10,149
 8/26/2005                 $ 10,440                    $ 10,175
 8/27/2005                 $ 10,440                    $ 10,175
 8/28/2005                 $ 10,440                    $ 10,175
 8/29/2005                 $ 10,500                    $ 10,220
 8/30/2005                 $ 10,552                    $ 10,232
 8/31/2005                 $ 10,352                    $ 10,142
  9/1/2005                 $ 10,128                    $ 10,023
  9/2/2005                 $ 10,072                    $  9,994
  9/3/2005                 $ 10,072                    $  9,994
  9/4/2005                 $ 10,072                    $  9,994
  9/5/2005                 $ 10,072                    $  9,990
  9/6/2005                 $ 10,152                    $ 10,025
  9/7/2005                 $ 10,228                    $ 10,072
  9/8/2005                 $ 10,240                    $ 10,080
  9/9/2005                 $ 10,200                    $ 10,063
 9/10/2005                 $ 10,200                    $ 10,063
 9/11/2005                 $ 10,200                    $ 10,063
 9/12/2005                 $ 10,384                    $ 10,154
 9/13/2005                 $ 10,424                    $ 10,162
 9/14/2005                 $ 10,404                    $ 10,153
 9/15/2005                 $ 10,516                    $ 10,206
 9/16/2005                 $ 10,480                    $ 10,198
 9/17/2005                 $ 10,480                    $ 10,198
 9/18/2005                 $ 10,480                    $ 10,198
 9/19/2005                 $ 10,580                    $ 10,242
 9/20/2005                 $ 10,636                    $ 10,261
 9/21/2005                 $ 10,488                    $ 10,207
 9/22/2005                 $ 10,596                    $ 10,256
 9/23/2005                 $ 10,772                    $ 10,340
 9/24/2005                 $ 10,772                    $ 10,340
 9/25/2005                 $ 10,772                    $ 10,340
 9/26/2005                 $ 10,740                    $ 10,320
 9/27/2005                 $ 10,864                    $ 10,376
 9/28/2005                 $ 10,820                    $ 10,361
 9/29/2005                 $ 10,808                    $ 10,353
 9/30/2005                 $ 10,828                    $ 10,367
 10/1/2005                 $ 10,828                    $ 10,367
 10/2/2005                 $ 10,828                    $ 10,367
 10/3/2005                 $ 10,984                    $ 10,438
 10/4/2005                 $ 10,960                    $ 10,434
 10/5/2005                 $ 10,944                    $ 10,420
 10/6/2005                 $ 10,628                    $ 10,268
 10/7/2005                 $ 10,736                    $ 10,327
 10/8/2005                 $ 10,736                    $ 10,327
 10/9/2005                 $ 10,736                    $ 10,327
10/10/2005                 $ 10,808                    $ 10,360
10/11/2005                 $ 10,924                    $ 10,419
10/12/2005                 $ 10,864                    $ 10,380
10/13/2005                 $ 10,900                    $ 10,401
10/14/2005                 $ 10,796                    $ 10,360
10/15/2005                 $ 10,796                    $ 10,360
10/16/2005                 $ 10,796                    $ 10,360
10/17/2005                 $ 10,936                    $ 10,400
10/18/2005                 $ 11,016                    $ 10,456
10/19/2005                 $ 10,944                    $ 10,422
10/20/2005                 $ 10,916                    $ 10,397
10/21/2005                 $ 11,052                    $ 10,459
10/22/2005                 $ 11,052                    $ 10,459
10/23/2005                 $ 11,052                    $ 10,459
10/24/2005                 $ 10,976                    $ 10,435
10/25/2005                 $ 10,784                    $ 10,335
10/26/2005                 $ 10,872                    $ 10,364
10/27/2005                 $ 10,744                    $ 10,318
10/28/2005                 $ 10,860                    $ 10,375
10/29/2005                 $ 10,860                    $ 10,375
10/30/2005                 $ 10,860                    $ 10,375
10/31/2005                 $ 10,984                    $ 10,431
 11/1/2005                 $ 10,976                    $ 10,432
 11/2/2005                 $ 10,920                    $ 10,390
 11/3/2005                 $ 11,084                    $ 10,474
 11/4/2005                 $ 11,304                    $ 10,569
 11/5/2005                 $ 11,304                    $ 10,569
 11/6/2005                 $ 11,304                    $ 10,569
 11/7/2005                 $ 11,320                    $ 10,572
 11/8/2005                 $ 11,316                    $ 10,581
 11/9/2005                 $ 11,372                    $ 10,596
11/10/2005                 $ 11,504                    $ 10,664
11/11/2005                 $ 11,440                    $ 10,652
11/12/2005                 $ 11,440                    $ 10,652
11/13/2005                 $ 11,440                    $ 10,652
11/14/2005                 $ 11,496                    $ 10,669
11/15/2005                 $ 11,468                    $ 10,665
11/16/2005                 $ 11,596                    $ 10,693
11/17/2005                 $ 11,472                    $ 10,640
11/18/2005                 $ 11,468                    $ 10,646
11/19/2005                 $ 11,468                    $ 10,646
11/20/2005                 $ 11,468                    $ 10,646
11/21/2005                 $ 11,508                    $ 10,658
11/22/2005                 $ 11,356                    $ 10,596
11/23/2005                 $ 11,332                    $ 10,581
11/24/2005                 $ 11,332                    $ 10,608
11/25/2005                 $ 11,508                    $ 10,659
11/26/2005                 $ 11,508                    $ 10,659
11/27/2005                 $ 11,508                    $ 10,659
11/28/2005                 $ 11,268                    $ 10,536
11/29/2005                 $ 11,400                    $ 10,610
11/30/2005                 $ 11,376                    $ 10,605
 12/1/2005                 $ 11,456                    $ 10,633
 12/2/2005                 $ 11,460                    $ 10,646
 12/3/2005                 $ 11,460                    $ 10,646
 12/4/2005                 $ 11,460                    $ 10,646
 12/5/2005                 $ 11,348                    $ 10,594
 12/6/2005                 $ 11,368                    $ 10,589
 12/7/2005                 $ 11,480                    $ 10,642
 12/8/2005                 $ 11,300                    $ 10,569
 12/9/2005                 $ 11,312                    $ 10,567
12/10/2005                 $ 11,312                    $ 10,567
12/11/2005                 $ 11,312                    $ 10,567
12/12/2005                 $ 11,088                    $ 10,460
12/13/2005                 $ 11,116                    $ 10,467
12/14/2005                 $ 10,976                    $ 10,403
12/15/2005                 $ 11,012                    $ 10,425
12/16/2005                 $ 10,944                    $ 10,389
12/17/2005                 $ 10,944                    $ 10,389
12/18/2005                 $ 10,944                    $ 10,389
12/19/2005                 $ 10,984                    $ 10,408
12/20/2005                 $ 11,232                    $ 10,513
12/21/2005                 $ 11,280                    $ 10,532
12/22/2005                 $ 11,228                    $ 10,506
12/23/2005                 $ 11,203                    $ 10,513
12/24/2005                 $ 11,203                    $ 10,513
12/25/2005                 $ 11,203                    $ 10,513
12/26/2005                 $ 11,203                    $ 10,513
12/27/2005                 $ 11,304                    $ 10,561
12/28/2005                 $ 11,340                    $ 10,563
12/29/2005                 $ 11,316                    $ 10,550
12/30/2005                 $ 11,328                    $ 10,558
12/31/2005                 $ 11,328                    $ 10,558
  1/1/2006                 $ 11,328                    $ 10,558
  1/2/2006                 $ 11,328                    $ 10,558
  1/3/2006                 $ 10,990                    $ 10,404
  1/4/2006                 $ 10,814                    $ 10,323
  1/5/2006                 $ 10,882                    $ 10,345
  1/6/2006                 $ 10,757                    $ 10,296
  1/7/2006                 $ 10,757                    $ 10,296
  1/8/2006                 $ 10,757                    $ 10,296
  1/9/2006                 $ 10,854                    $ 10,336
 1/10/2006                 $ 10,870                    $ 10,345
 1/11/2006                 $ 10,794                    $ 10,306
 1/12/2006                 $ 10,938                    $ 10,358
 1/13/2006                 $ 10,777                    $ 10,294
 1/14/2006                 $ 10,777                    $ 10,294
 1/15/2006                 $ 10,777                    $ 10,294
 1/16/2006                 $ 10,777                    $ 10,321
 1/17/2006                 $ 10,854                    $ 10,342
 1/18/2006                 $ 10,890                    $ 10,336
 1/19/2006                 $ 10,910                    $ 10,352
 1/20/2006                 $ 10,814                    $ 10,303
 1/21/2006                 $ 10,814                    $ 10,303
 1/22/2006                 $ 10,814                    $ 10,303
 1/23/2006                 $ 10,548                    $ 10,185
 1/24/2006                 $ 10,593                    $ 10,198
 1/25/2006                 $ 10,677                    $ 10,229
 1/26/2006                 $ 10,721                    $ 10,263
 1/27/2006                 $ 10,914                    $ 10,344
 1/28/2006                 $ 10,914                    $ 10,344
 1/29/2006                 $ 10,914                    $ 10,344
 1/30/2006                 $ 10,942                    $ 10,356
 1/31/2006                 $ 10,806                    $ 10,302
  2/1/2006                 $ 10,962                    $ 10,366
  2/2/2006                 $ 10,926                    $ 10,354
  2/3/2006                 $ 11,067                    $ 10,410
  2/4/2006                 $ 11,067                    $ 10,410
  2/5/2006                 $ 11,067                    $ 10,410
  2/6/2006                 $ 11,175                    $ 10,456
  2/7/2006                 $ 11,139                    $ 10,451
  2/8/2006                 $ 11,167                    $ 10,473
  2/9/2006                 $ 11,119                    $ 10,456
 2/10/2006                 $ 11,232                    $ 10,486
 2/11/2006                 $ 11,232                    $ 10,486
 2/12/2006                 $ 11,232                    $ 10,486
 2/13/2006                 $ 11,211                    $ 10,485
 2/14/2006                 $ 11,195                    $ 10,485
 2/15/2006                 $ 11,276                    $ 10,506
 2/16/2006                 $ 11,288                    $ 10,507
 2/17/2006                 $ 11,203                    $ 10,497
 2/18/2006                 $ 11,203                    $ 10,497
 2/19/2006                 $ 11,203                    $ 10,497
 2/20/2006                 $ 11,203                    $ 10,471
 2/21/2006                 $ 11,252                    $ 10,486
 2/22/2006                 $ 11,256                    $ 10,500
 2/23/2006                 $ 11,187                    $ 10,468
 2/24/2006                 $ 11,264                    $ 10,493
 2/25/2006                 $ 11,264                    $ 10,493
 2/26/2006                 $ 11,264                    $ 10,493
 2/27/2006                 $ 11,272                    $ 10,496
 2/28/2006                 $ 11,123                    $ 10,435
  3/1/2006                 $ 11,155                    $ 10,448
  3/2/2006                 $ 10,982                    $ 10,372
  3/3/2006                 $ 11,011                    $ 10,383
  3/4/2006                 $ 11,011                    $ 10,383
  3/5/2006                 $ 11,011                    $ 10,383
  3/6/2006                 $ 11,087                    $ 10,410
  3/7/2006                 $ 11,308                    $ 10,512
  3/8/2006                 $ 11,252                    $ 10,495
  3/9/2006                 $ 11,280                    $ 10,510
 3/10/2006                 $ 11,364                    $ 10,521
 3/11/2006                 $ 11,364                    $ 10,521
 3/12/2006                 $ 11,364                    $ 10,521
 3/13/2006                 $ 11,244                    $ 10,485
 3/14/2006                 $ 11,119                    $ 10,423
 3/15/2006                 $ 11,047                    $ 10,388
 3/16/2006                 $ 10,902                    $ 10,315
 3/17/2006                 $ 10,870                    $ 10,298
 3/18/2006                 $ 10,870                    $ 10,298
 3/19/2006                 $ 10,870                    $ 10,298
 3/20/2006                 $ 10,906                    $ 10,322
 3/21/2006                 $ 11,083                    $ 10,379
 3/22/2006                 $ 11,075                    $ 10,390
 3/23/2006                 $ 11,228                    $ 10,476
 3/24/2006                 $ 11,135                    $ 10,431
 3/25/2006                 $ 11,135                    $ 10,431
 3/26/2006                 $ 11,135                    $ 10,431
 3/27/2006                 $ 11,163                    $ 10,431
 3/28/2006                 $ 11,224                    $ 10,452
 3/29/2006                 $ 11,171                    $ 10,447
 3/30/2006                 $ 10,954                    $ 10,352
 3/31/2006                 $ 11,075                    $ 10,391
  4/1/2006                 $ 11,075                    $ 10,391
  4/2/2006                 $ 11,075                    $ 10,391
  4/3/2006                 $ 11,051                    $ 10,380
  4/4/2006                 $ 10,866                    $ 10,287
  4/5/2006                 $ 10,818                    $ 10,264
  4/6/2006                 $ 10,914                    $ 10,302
  4/7/2006                 $ 11,091                    $ 10,387
  4/8/2006                 $ 11,091                    $ 10,387
  4/9/2006                 $ 11,091                    $ 10,387
 4/10/2006                 $ 11,059                    $ 10,382
 4/11/2006                 $ 10,982                    $ 10,358
 4/12/2006                 $ 11,067                    $ 10,379
 4/13/2006                 $ 11,059                    $ 10,375
 4/14/2006                 $ 11,059                    $ 10,375
 4/15/2006                 $ 11,059                    $ 10,375
 4/16/2006                 $ 11,059                    $ 10,375
 4/17/2006                 $ 10,822                    $ 10,265
 4/18/2006                 $ 10,741                    $ 10,219
 4/19/2006                 $ 10,613                    $ 10,167
 4/20/2006                 $ 10,757                    $ 10,220
 4/21/2006                 $ 10,677                    $ 10,197
 4/22/2006                 $ 10,677                    $ 10,197
 4/23/2006                 $ 10,677                    $ 10,197
 4/24/2006                 $ 10,556                    $ 10,127
 4/25/2006                 $ 10,544                    $ 10,112
 4/26/2006                 $ 10,496                    $ 10,101
 4/27/2006                 $ 10,368                    $ 10,032
 4/28/2006                 $ 10,219                    $  9,972
 4/29/2006                 $ 10,219                    $  9,972
 4/30/2006                 $ 10,219                    $  9,972
  5/1/2006                 $ 10,227                    $  9,956
  5/2/2006                 $ 10,175                    $  9,935
  5/3/2006                 $ 10,183                    $  9,941
  5/4/2006                 $ 10,074                    $  9,885
  5/5/2006                 $ 10,030                    $  9,860
  5/6/2006                 $ 10,030                    $  9,860
  5/7/2006                 $ 10,030                    $  9,860
  5/8/2006                 $ 10,034                    $  9,870
  5/9/2006                 $  9,954                    $  9,824
 5/10/2006                 $  9,865                    $  9,786
 5/11/2006                 $  9,849                    $  9,759
 5/12/2006                 $  9,745                    $  9,717
 5/13/2006                 $  9,745                    $  9,717
 5/14/2006                 $  9,745                    $  9,717
 5/15/2006                 $  9,954                    $  9,790
 5/16/2006                 $  9,833                    $  9,748
 5/17/2006                 $ 10,002                    $  9,826
 5/18/2006                 $  9,909                    $  9,787
 5/19/2006                 $ 10,030                    $  9,830
 5/20/2006                 $ 10,030                    $  9,830
 5/21/2006                 $ 10,030                    $  9,830
 5/22/2006                 $  9,901                    $  9,768
 5/23/2006                 $  9,881                    $  9,768
 5/24/2006                 $ 10,062                    $  9,838
 5/25/2006                 $  9,998                    $  9,810
 5/26/2006                 $ 10,106                    $  9,862
 5/27/2006                 $ 10,106                    $  9,862
 5/28/2006                 $ 10,106                    $  9,862
 5/29/2006                 $ 10,106                    $  9,849
 5/30/2006                 $  9,885                    $  9,760
 5/31/2006                 $  9,986                    $  9,811
  6/1/2006                 $ 10,010                    $  9,819
  6/2/2006                 $  9,825                    $  9,733
  6/3/2006                 $  9,825                    $  9,733
  6/4/2006                 $  9,825                    $  9,733
  6/5/2006                 $  9,877                    $  9,744
  6/6/2006                 $ 10,034                    $  9,812
  6/7/2006                 $ 10,094                    $  9,843
  6/8/2006                 $ 10,287                    $  9,941
  6/9/2006                 $ 10,271                    $  9,927
 6/10/2006                 $ 10,271                    $  9,927
 6/11/2006                 $ 10,271                    $  9,927
 6/12/2006                 $ 10,315                    $  9,942
 6/13/2006                 $ 10,428                    $ 10,015
 6/14/2006                 $ 10,352                    $  9,976
 6/15/2006                 $ 10,279                    $  9,962
 6/16/2006                 $ 10,287                    $  9,953
 6/17/2006                 $ 10,287                    $  9,953
 6/18/2006                 $ 10,287                    $  9,953
 6/19/2006                 $ 10,408                    $  9,997
 6/20/2006                 $ 10,368                    $  9,980
 6/21/2006                 $ 10,239                    $  9,934
 6/22/2006                 $ 10,448                    $ 10,005
 6/23/2006                 $ 10,552                    $ 10,061
 6/24/2006                 $ 10,552                    $ 10,061
 6/25/2006                 $ 10,552                    $ 10,061
 6/26/2006                 $ 10,460                    $ 10,016
 6/27/2006                 $ 10,444                    $ 10,014
 6/28/2006                 $ 10,488                    $ 10,032
 6/29/2006                 $ 10,311                    $  9,950
 6/30/2006                 $ 10,114                    $  9,862
  7/1/2006                 $ 10,114                    $  9,862
  7/2/2006                 $ 10,114                    $  9,862
  7/3/2006                 $ 10,118                    $  9,866
  7/4/2006                 $ 10,118                    $  9,861
  7/5/2006                 $ 10,223                    $  9,913
  7/6/2006                 $ 10,203                    $  9,884
  7/7/2006                 $ 10,078                    $  9,845
  7/8/2006                 $ 10,078                    $  9,845
  7/9/2006                 $ 10,078                    $  9,845
 7/10/2006                 $ 10,219                    $  9,902
 7/11/2006                 $ 10,207                    $  9,885
 7/12/2006                 $ 10,339                    $  9,949
 7/13/2006                 $ 10,335                    $  9,941
 7/14/2006                 $ 10,408                    $  9,971
 7/15/2006                 $ 10,408                    $  9,971
 7/16/2006                 $ 10,408                    $  9,971
 7/17/2006                 $ 10,609                    $ 10,078
 7/18/2006                 $ 10,581                    $ 10,076
 7/19/2006                 $ 10,448                    $ 10,020
 7/20/2006                 $ 10,424                    $  9,985
 7/21/2006                 $ 10,343                    $  9,951
 7/22/2006                 $ 10,343                    $  9,951
 7/23/2006                 $ 10,343                    $  9,951
 7/24/2006                 $ 10,464                    $  9,999
 7/25/2006                 $ 10,548                    $ 10,034
 7/26/2006                 $ 10,315                    $  9,943
 7/27/2006                 $ 10,360                    $  9,941
 7/28/2006                 $ 10,223                    $  9,888
 7/29/2006                 $ 10,223                    $  9,888
 7/30/2006                 $ 10,223                    $  9,888
 7/31/2006                 $ 10,191                    $  9,878
  8/1/2006                 $ 10,163                    $  9,845
  8/2/2006                 $ 10,179                    $  9,865
  8/3/2006                 $ 10,151                    $  9,848
  8/4/2006                 $ 10,034                    $  9,795
  8/5/2006                 $ 10,034                    $  9,795
  8/6/2006                 $ 10,034                    $  9,795
  8/7/2006                 $ 10,094                    $  9,814
  8/8/2006                 $ 10,070                    $  9,824
  8/9/2006                 $ 10,074                    $  9,810
 8/10/2006                 $ 10,207                    $  9,858
 8/11/2006                 $ 10,295                    $  9,900
 8/12/2006                 $ 10,295                    $  9,900
 8/13/2006                 $ 10,295                    $  9,900
 8/14/2006                 $ 10,327                    $  9,921
 8/15/2006                 $ 10,195                    $  9,869
 8/16/2006                 $ 10,126                    $  9,830
 8/17/2006                 $ 10,203                    $  9,848
 8/18/2006                 $ 10,175                    $  9,854
 8/19/2006                 $ 10,175                    $  9,854
 8/20/2006                 $ 10,175                    $  9,854
 8/21/2006                 $ 10,122                    $  9,801
 8/22/2006                 $ 10,231                    $  9,863
 8/23/2006                 $ 10,219                    $  9,859
 8/24/2006                 $ 10,259                    $  9,876
 8/25/2006                 $ 10,283                    $  9,888
 8/26/2006                 $ 10,283                    $  9,888
 8/27/2006                 $ 10,283                    $  9,888
 8/28/2006                 $ 10,219                    $  9,874
 8/29/2006                 $ 10,199                    $  9,839
 8/30/2006                 $ 10,223                    $  9,840
 8/31/2006                 $ 10,247                    $  9,849
  9/1/2006                 $ 10,175                    $  9,834
  9/2/2006                 $ 10,175                    $  9,834
  9/3/2006                 $ 10,175                    $  9,834
  9/4/2006                 $ 10,175                    $  9,807
  9/5/2006                 $ 10,231                    $  9,844
  9/6/2006                 $ 10,251                    $  9,855
  9/7/2006                 $ 10,368                    $  9,905
  9/8/2006                 $ 10,444                    $  9,954
  9/9/2006                 $ 10,444                    $  9,954
 9/10/2006                 $ 10,444                    $  9,954
 9/11/2006                 $ 10,452                    $  9,950
 9/12/2006                 $ 10,436                    $  9,950
 9/13/2006                 $ 10,444                    $  9,943
 9/14/2006                 $ 10,404                    $  9,920
 9/15/2006                 $ 10,468                    $  9,957
 9/16/2006                 $ 10,468                    $  9,957
 9/17/2006                 $ 10,468                    $  9,957
 9/18/2006                 $ 10,436                    $  9,937
 9/19/2006                 $ 10,472                    $  9,953
 9/20/2006                 $ 10,424                    $  9,937
 9/21/2006                 $ 10,255                    $  9,867
 9/22/2006                 $ 10,299                    $  9,862
 9/23/2006                 $ 10,299                    $  9,862
 9/24/2006                 $ 10,299                    $  9,862
 9/25/2006                 $ 10,335                    $  9,888
 9/26/2006                 $ 10,428                    $  9,917
 9/27/2006                 $ 10,404                    $  9,924
 9/28/2006                 $ 10,404                    $  9,933
 9/29/2006                 $ 10,504                    $  9,963
 9/30/2006                 $ 10,504                    $  9,963
 10/1/2006                 $ 10,504                    $  9,963
 10/2/2006                 $ 10,372                    $  9,913
 10/3/2006                 $ 10,416                    $  9,926
 10/4/2006                 $ 10,472                    $  9,941
 10/5/2006                 $ 10,496                    $  9,950
 10/6/2006                 $ 10,649                    $ 10,017
 10/7/2006                 $ 10,649                    $ 10,017
 10/8/2006                 $ 10,649                    $ 10,017
 10/9/2006                 $ 10,641                    $ 10,023
10/10/2006                 $ 10,741                    $ 10,078
10/11/2006                 $ 10,794                    $ 10,089
10/12/2006                 $ 10,709                    $ 10,066
10/13/2006                 $ 10,814                    $ 10,089
10/14/2006                 $ 10,814                    $ 10,089
10/15/2006                 $ 10,814                    $ 10,089
10/16/2006                 $ 10,725                    $ 10,075
10/17/2006                 $ 10,697                    $ 10,060
10/18/2006                 $ 10,725                    $ 10,061
10/19/2006                 $ 10,556                    $  9,987
10/20/2006                 $ 10,617                    $  9,991
10/21/2006                 $ 10,617                    $  9,991
10/22/2006                 $ 10,617                    $  9,991
10/23/2006                 $ 10,725                    $ 10,042
10/24/2006                 $ 10,665                    $ 10,041
10/25/2006                 $ 10,609                    $ 10,003
10/26/2006                 $ 10,484                    $  9,947
10/27/2006                 $ 10,436                    $  9,909
10/28/2006                 $ 10,436                    $  9,909
10/29/2006                 $ 10,436                    $  9,909
10/30/2006                 $ 10,432                    $  9,912
10/31/2006                 $ 10,360                    $  9,881
 11/1/2006                 $ 10,384                    $  9,892
 11/2/2006                 $ 10,364                    $  9,883
 11/3/2006                 $ 10,496                    $  9,926
 11/4/2006                 $ 10,496                    $  9,926
 11/5/2006                 $ 10,496                    $  9,926
 11/6/2006                 $ 10,488                    $  9,931
 11/7/2006                 $ 10,388                    $  9,893
 11/8/2006                 $ 10,404                    $  9,891
 11/9/2006                 $ 10,335                    $  9,865
11/10/2006                 $ 10,307                    $  9,852
11/11/2006                 $ 10,307                    $  9,852
11/12/2006                 $ 10,307                    $  9,852
11/13/2006                 $ 10,428                    $  9,887
11/14/2006                 $ 10,364                    $  9,878
11/15/2006                 $ 10,424                    $  9,882
11/16/2006                 $ 10,464                    $  9,900
11/17/2006                 $ 10,388                    $  9,880
11/18/2006                 $ 10,388                    $  9,880
11/19/2006                 $ 10,388                    $  9,880
11/20/2006                 $ 10,432                    $  9,892
11/21/2006                 $ 10,388                    $  9,871
11/22/2006                 $ 10,231                    $  9,789
11/23/2006                 $ 10,231                    $  9,781
11/24/2006                 $ 10,006                    $  9,688
11/25/2006                 $ 10,006                    $  9,688
11/26/2006                 $ 10,006                    $  9,688
11/27/2006                 $  9,958                    $  9,670
11/28/2006                 $  9,881                    $  9,627
11/29/2006                 $  9,978                    $  9,669
11/30/2006                 $  9,853                    $  9,606
 12/1/2006                 $  9,745                    $  9,552
 12/2/2006                 $  9,745                    $  9,552
 12/3/2006                 $  9,745                    $  9,552
 12/4/2006                 $  9,749                    $  9,546
 12/5/2006                 $  9,785                    $  9,555
 12/6/2006                 $  9,853                    $  9,582
 12/7/2006                 $  9,849                    $  9,584
 12/8/2006                 $  9,986                    $  9,646
 12/9/2006                 $  9,986                    $  9,646
12/10/2006                 $  9,986                    $  9,646
12/11/2006                 $  9,922                    $  9,633
12/12/2006                 $  9,865                    $  9,605
12/13/2006                 $  9,998                    $  9,649
12/14/2006                 $ 10,086                    $  9,693
12/15/2006                 $ 10,171                    $  9,733
12/16/2006                 $ 10,171                    $  9,733
12/17/2006                 $ 10,171                    $  9,733
12/18/2006                 $ 10,159                    $  9,728
12/19/2006                 $  9,998                    $  9,664
12/20/2006                 $ 10,054                    $  9,676
12/21/2006                 $ 10,078                    $  9,680
12/22/2006                 $ 10,130                    $  9,706
12/23/2006                 $ 10,130                    $  9,706
12/24/2006                 $ 10,130                    $  9,706
12/25/2006                 $ 10,130                    $  9,706
12/26/2006                 $ 10,195                    $  9,735
12/27/2006                 $ 10,126                    $  9,724
12/28/2006                 $ 10,122                    $  9,707
12/29/2006                 $ 10,066                    $  9,687
12/30/2006                 $ 10,066                    $  9,687
12/31/2006                 $ 10,066                    $  9,687
  1/1/2007                 $ 10,066                    $  9,687
  1/2/2007                 $ 10,066                    $  9,643
  1/3/2007                 $ 10,183                    $  9,719
  1/4/2007                 $ 10,267                    $  9,767
  1/5/2007                 $ 10,356                    $  9,802
  1/6/2007                 $ 10,356                    $  9,802
  1/7/2007                 $ 10,356                    $  9,802
  1/8/2007                 $ 10,331                    $  9,794
  1/9/2007                 $ 10,364                    $  9,815
 1/10/2007                 $ 10,464                    $  9,852
 1/11/2007                 $ 10,496                    $  9,876
 1/12/2007                 $ 10,416                    $  9,846
 1/13/2007                 $ 10,416                    $  9,846
 1/14/2007                 $ 10,416                    $  9,846
 1/15/2007                 $ 10,416                    $  9,837
 1/16/2007                 $ 10,444                    $  9,851
 1/17/2007                 $ 10,408                    $  9,837
 1/18/2007                 $ 10,412                    $  9,833
 1/19/2007                 $ 10,396                    $  9,827
 1/20/2007                 $ 10,396                    $  9,827
 1/21/2007                 $ 10,396                    $  9,827
 1/22/2007                 $ 10,452                    $  9,848
 1/23/2007                 $ 10,335                    $  9,805
 1/24/2007                 $ 10,428                    $  9,836
 1/25/2007                 $ 10,496                    $  9,856
 1/26/2007                 $ 10,532                    $  9,870
 1/27/2007                 $ 10,532                    $  9,870
 1/28/2007                 $ 10,532                    $  9,870
 1/29/2007                 $ 10,472                    $  9,854
 1/30/2007                 $ 10,444                    $  9,843
 1/31/2007                 $ 10,339                    $  9,797
  2/1/2007                 $ 10,360                    $  9,802
  2/2/2007                 $ 10,476                    $  9,839
  2/3/2007                 $ 10,476                    $  9,839
  2/4/2007                 $ 10,476                    $  9,839
  2/5/2007                 $ 10,484                    $  9,853
  2/6/2007                 $ 10,392                    $  9,817
  2/7/2007                 $ 10,392                    $  9,810
  2/8/2007                 $ 10,396                    $  9,808
  2/9/2007                 $ 10,468                    $  9,830
 2/10/2007                 $ 10,468                    $  9,830
 2/11/2007                 $ 10,468                    $  9,830
 2/12/2007                 $ 10,508                    $  9,858
 2/13/2007                 $ 10,392                    $  9,808
 2/14/2007                 $ 10,259                    $  9,749
 2/15/2007                 $ 10,247                    $  9,734
 2/16/2007                 $ 10,279                    $  9,735
 2/17/2007                 $ 10,279                    $  9,735
 2/18/2007                 $ 10,279                    $  9,735
 2/19/2007                 $ 10,279                    $  9,730
 2/20/2007                 $ 10,279                    $  9,749
 2/21/2007                 $ 10,311                    $  9,753
 2/22/2007                 $ 10,343                    $  9,767
 2/23/2007                 $ 10,259                    $  9,734
 2/24/2007                 $ 10,259                    $  9,734
 2/25/2007                 $ 10,259                    $  9,734
 2/26/2007                 $ 10,255                    $  9,720
 2/27/2007                 $ 10,126                    $  9,665
 2/28/2007                 $ 10,187                    $  9,678
  3/1/2007                 $ 10,235                    $  9,701
  3/2/2007                 $ 10,235                    $  9,698
  3/3/2007                 $ 10,235                    $  9,698
  3/4/2007                 $ 10,235                    $  9,698
  3/5/2007                 $ 10,343                    $  9,748
  3/6/2007                 $ 10,275                    $  9,733
  3/7/2007                 $ 10,203                    $  9,702
  3/8/2007                 $ 10,335                    $  9,743
  3/9/2007                 $ 10,347                    $  9,757
 3/10/2007                 $ 10,347                    $  9,757
 3/11/2007                 $ 10,347                    $  9,757
 3/12/2007                 $ 10,239                    $  9,714
 3/13/2007                 $ 10,215                    $  9,694
 3/14/2007                 $ 10,211                    $  9,686
 3/15/2007                 $ 10,215                    $  9,687
 3/16/2007                 $ 10,094                    $  9,634
 3/17/2007                 $ 10,094                    $  9,634
 3/18/2007                 $ 10,094                    $  9,634
 3/19/2007                 $ 10,179                    $  9,653
 3/20/2007                 $ 10,074                    $  9,620
 3/21/2007                 $ 10,018                    $  9,585
 3/22/2007                 $ 10,102                    $  9,622
 3/23/2007                 $ 10,130                    $  9,644
 3/24/2007                 $ 10,130                    $  9,644
 3/25/2007                 $ 10,130                    $  9,644
 3/26/2007                 $ 10,074                    $  9,621
 3/27/2007                 $ 10,074                    $  9,613
 3/28/2007                 $ 10,110                    $  9,616
 3/29/2007                 $ 10,118                    $  9,622
 3/30/2007                 $ 10,042                    $  9,604
 3/31/2007                 $ 10,042                    $  9,604

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    DYNAMIC STRENGTHENING
   DATE              DOLLAR FUND H-CLASS          U.S. DOLLAR INDEX
 5/25/2005                 $ 10,000                    $ 10,000
 5/26/2005                 $ 10,124                    $ 10,058
 5/27/2005                 $ 10,044                    $ 10,008
 5/28/2005                 $ 10,044                    $ 10,008
 5/29/2005                 $ 10,044                    $ 10,008
 5/30/2005                 $ 10,044                    $ 10,068
 5/31/2005                 $ 10,336                    $ 10,163
  6/1/2005                 $ 10,480                    $ 10,204
  6/2/2005                 $ 10,344                    $ 10,162
  6/3/2005                 $ 10,384                    $ 10,196
  6/4/2005                 $ 10,384                    $ 10,196
  6/5/2005                 $ 10,384                    $ 10,196
  6/6/2005                 $ 10,264                    $ 10,145
  6/7/2005                 $ 10,224                    $ 10,132
  6/8/2005                 $ 10,364                    $ 10,177
  6/9/2005                 $ 10,364                    $ 10,199
 6/10/2005                 $ 10,500                    $ 10,271
 6/11/2005                 $ 10,500                    $ 10,271
 6/12/2005                 $ 10,500                    $ 10,271
 6/13/2005                 $ 10,568                    $ 10,301
 6/14/2005                 $ 10,652                    $ 10,342
 6/15/2005                 $ 10,484                    $ 10,263
 6/16/2005                 $ 10,484                    $ 10,265
 6/17/2005                 $ 10,248                    $ 10,151
 6/18/2005                 $ 10,248                    $ 10,151
 6/19/2005                 $ 10,248                    $ 10,151
 6/20/2005                 $ 10,548                    $ 10,248
 6/21/2005                 $ 10,440                    $ 10,205
 6/22/2005                 $ 10,552                    $ 10,256
 6/23/2005                 $ 10,660                    $ 10,321
 6/24/2005                 $ 10,576                    $ 10,281
 6/25/2005                 $ 10,576                    $ 10,281
 6/26/2005                 $ 10,576                    $ 10,281
 6/27/2005                 $ 10,524                    $ 10,243
 6/28/2005                 $ 10,672                    $ 10,306
 6/29/2005                 $ 10,676                    $ 10,320
 6/30/2005                 $ 10,660                    $ 10,317
  7/1/2005                 $ 10,928                    $ 10,438
  7/2/2005                 $ 10,928                    $ 10,438
  7/3/2005                 $ 10,928                    $ 10,438
  7/4/2005                 $ 10,928                    $ 10,476
  7/5/2005                 $ 10,996                    $ 10,474
  7/6/2005                 $ 10,988                    $ 10,467
  7/7/2005                 $ 10,980                    $ 10,455
  7/8/2005                 $ 10,936                    $ 10,452
  7/9/2005                 $ 10,936                    $ 10,452
 7/10/2005                 $ 10,936                    $ 10,452
 7/11/2005                 $ 10,788                    $ 10,360
 7/12/2005                 $ 10,484                    $ 10,232
 7/13/2005                 $ 10,708                    $ 10,336
 7/14/2005                 $ 10,764                    $ 10,362
 7/15/2005                 $ 10,816                    $ 10,390
 7/16/2005                 $ 10,816                    $ 10,390
 7/17/2005                 $ 10,816                    $ 10,390
 7/18/2005                 $ 10,824                    $ 10,381
 7/19/2005                 $ 10,880                    $ 10,405
 7/20/2005                 $ 10,736                    $ 10,346
 7/21/2005                 $ 10,612                    $ 10,299
 7/22/2005                 $ 10,820                    $ 10,381
 7/23/2005                 $ 10,820                    $ 10,381
 7/24/2005                 $ 10,820                    $ 10,381
 7/25/2005                 $ 10,788                    $ 10,373
 7/26/2005                 $ 10,900                    $ 10,423
 7/27/2005                 $ 10,840                    $ 10,391
 7/28/2005                 $ 10,720                    $ 10,346
 7/29/2005                 $ 10,736                    $ 10,347
 7/30/2005                 $ 10,736                    $ 10,347
 7/31/2005                 $ 10,736                    $ 10,347
  8/1/2005                 $ 10,612                    $ 10,294
  8/2/2005                 $ 10,592                    $ 10,279
  8/3/2005                 $ 10,424                    $ 10,190
  8/4/2005                 $ 10,368                    $ 10,168
  8/5/2005                 $ 10,428                    $ 10,198
  8/6/2005                 $ 10,428                    $ 10,198
  8/7/2005                 $ 10,428                    $ 10,198
  8/8/2005                 $ 10,440                    $ 10,182
  8/9/2005                 $ 10,392                    $ 10,178
 8/10/2005                 $ 10,356                    $ 10,146
 8/11/2005                 $ 10,172                    $ 10,087
 8/12/2005                 $ 10,220                    $ 10,073
 8/13/2005                 $ 10,220                    $ 10,073
 8/14/2005                 $ 10,220                    $ 10,073
 8/15/2005                 $ 10,296                    $ 10,112
 8/16/2005                 $ 10,296                    $ 10,120
 8/17/2005                 $ 10,460                    $ 10,191
 8/18/2005                 $ 10,588                    $ 10,255
 8/19/2005                 $ 10,588                    $ 10,261
 8/20/2005                 $ 10,588                    $ 10,261
 8/21/2005                 $ 10,588                    $ 10,261
 8/22/2005                 $ 10,492                    $ 10,207
 8/23/2005                 $ 10,476                    $ 10,200
 8/24/2005                 $ 10,428                    $ 10,181
 8/25/2005                 $ 10,388                    $ 10,149
 8/26/2005                 $ 10,444                    $ 10,175
 8/27/2005                 $ 10,444                    $ 10,175
 8/28/2005                 $ 10,444                    $ 10,175
 8/29/2005                 $ 10,504                    $ 10,220
 8/30/2005                 $ 10,560                    $ 10,232
 8/31/2005                 $ 10,356                    $ 10,142
  9/1/2005                 $ 10,136                    $ 10,023
  9/2/2005                 $ 10,080                    $  9,994
  9/3/2005                 $ 10,080                    $  9,994
  9/4/2005                 $ 10,080                    $  9,994
  9/5/2005                 $ 10,080                    $  9,990
  9/6/2005                 $ 10,160                    $ 10,025
  9/7/2005                 $ 10,240                    $ 10,072
  9/8/2005                 $ 10,248                    $ 10,080
  9/9/2005                 $ 10,208                    $ 10,063
 9/10/2005                 $ 10,208                    $ 10,063
 9/11/2005                 $ 10,208                    $ 10,063
 9/12/2005                 $ 10,392                    $ 10,154
 9/13/2005                 $ 10,436                    $ 10,162
 9/14/2005                 $ 10,412                    $ 10,153
 9/15/2005                 $ 10,524                    $ 10,206
 9/16/2005                 $ 10,488                    $ 10,198
 9/17/2005                 $ 10,488                    $ 10,198
 9/18/2005                 $ 10,488                    $ 10,198
 9/19/2005                 $ 10,588                    $ 10,242
 9/20/2005                 $ 10,644                    $ 10,261
 9/21/2005                 $ 10,500                    $ 10,207
 9/22/2005                 $ 10,604                    $ 10,256
 9/23/2005                 $ 10,784                    $ 10,340
 9/24/2005                 $ 10,784                    $ 10,340
 9/25/2005                 $ 10,784                    $ 10,340
 9/26/2005                 $ 10,752                    $ 10,320
 9/27/2005                 $ 10,876                    $ 10,376
 9/28/2005                 $ 10,832                    $ 10,361
 9/29/2005                 $ 10,820                    $ 10,353
 9/30/2005                 $ 10,840                    $ 10,367
 10/1/2005                 $ 10,840                    $ 10,367
 10/2/2005                 $ 10,840                    $ 10,367
 10/3/2005                 $ 10,996                    $ 10,438
 10/4/2005                 $ 10,976                    $ 10,434
 10/5/2005                 $ 10,956                    $ 10,420
 10/6/2005                 $ 10,644                    $ 10,268
 10/7/2005                 $ 10,752                    $ 10,327
 10/8/2005                 $ 10,752                    $ 10,327
 10/9/2005                 $ 10,752                    $ 10,327
10/10/2005                 $ 10,820                    $ 10,360
10/11/2005                 $ 10,940                    $ 10,419
10/12/2005                 $ 10,876                    $ 10,380
10/13/2005                 $ 10,916                    $ 10,401
10/14/2005                 $ 10,812                    $ 10,360
10/15/2005                 $ 10,812                    $ 10,360
10/16/2005                 $ 10,812                    $ 10,360
10/17/2005                 $ 10,952                    $ 10,400
10/18/2005                 $ 11,036                    $ 10,456
10/19/2005                 $ 10,964                    $ 10,422
10/20/2005                 $ 10,936                    $ 10,397
10/21/2005                 $ 11,068                    $ 10,459
10/22/2005                 $ 11,068                    $ 10,459
10/23/2005                 $ 11,068                    $ 10,459
10/24/2005                 $ 10,992                    $ 10,435
10/25/2005                 $ 10,804                    $ 10,335
10/26/2005                 $ 10,892                    $ 10,364
10/27/2005                 $ 10,764                    $ 10,318
10/28/2005                 $ 10,880                    $ 10,375
10/29/2005                 $ 10,880                    $ 10,375
10/30/2005                 $ 10,880                    $ 10,375
10/31/2005                 $ 11,004                    $ 10,431
 11/1/2005                 $ 10,996                    $ 10,432
 11/2/2005                 $ 10,940                    $ 10,390
 11/3/2005                 $ 11,104                    $ 10,474
 11/4/2005                 $ 11,328                    $ 10,569
 11/5/2005                 $ 11,328                    $ 10,569
 11/6/2005                 $ 11,328                    $ 10,569
 11/7/2005                 $ 11,344                    $ 10,572
 11/8/2005                 $ 11,340                    $ 10,581
 11/9/2005                 $ 11,396                    $ 10,596
11/10/2005                 $ 11,528                    $ 10,664
11/11/2005                 $ 11,464                    $ 10,652
11/12/2005                 $ 11,464                    $ 10,652
11/13/2005                 $ 11,464                    $ 10,652
11/14/2005                 $ 11,520                    $ 10,669
11/15/2005                 $ 11,492                    $ 10,665
11/16/2005                 $ 11,620                    $ 10,693
11/17/2005                 $ 11,496                    $ 10,640
11/18/2005                 $ 11,492                    $ 10,646
11/19/2005                 $ 11,492                    $ 10,646
11/20/2005                 $ 11,492                    $ 10,646
11/21/2005                 $ 11,532                    $ 10,658
11/22/2005                 $ 11,380                    $ 10,596
11/23/2005                 $ 11,360                    $ 10,581
11/24/2005                 $ 11,360                    $ 10,608
11/25/2005                 $ 11,536                    $ 10,659
11/26/2005                 $ 11,536                    $ 10,659
11/27/2005                 $ 11,536                    $ 10,659
11/28/2005                 $ 11,296                    $ 10,536
11/29/2005                 $ 11,424                    $ 10,610
11/30/2005                 $ 11,400                    $ 10,605
 12/1/2005                 $ 11,484                    $ 10,633
 12/2/2005                 $ 11,488                    $ 10,646
 12/3/2005                 $ 11,488                    $ 10,646
 12/4/2005                 $ 11,488                    $ 10,646
 12/5/2005                 $ 11,372                    $ 10,594
 12/6/2005                 $ 11,396                    $ 10,589
 12/7/2005                 $ 11,508                    $ 10,642
 12/8/2005                 $ 11,328                    $ 10,569
 12/9/2005                 $ 11,340                    $ 10,567
12/10/2005                 $ 11,340                    $ 10,567
12/11/2005                 $ 11,340                    $ 10,567
12/12/2005                 $ 11,116                    $ 10,460
12/13/2005                 $ 11,144                    $ 10,467
12/14/2005                 $ 11,004                    $ 10,403
12/15/2005                 $ 11,040                    $ 10,425
12/16/2005                 $ 10,972                    $ 10,389
12/17/2005                 $ 10,972                    $ 10,389
12/18/2005                 $ 10,972                    $ 10,389
12/19/2005                 $ 11,016                    $ 10,408
12/20/2005                 $ 11,264                    $ 10,513
12/21/2005                 $ 11,308                    $ 10,532
12/22/2005                 $ 11,256                    $ 10,506
12/23/2005                 $ 11,235                    $ 10,513
12/24/2005                 $ 11,235                    $ 10,513
12/25/2005                 $ 11,235                    $ 10,513
12/26/2005                 $ 11,235                    $ 10,513
12/27/2005                 $ 11,336                    $ 10,561
12/28/2005                 $ 11,376                    $ 10,563
12/29/2005                 $ 11,348                    $ 10,550
12/30/2005                 $ 11,364                    $ 10,558
12/31/2005                 $ 11,364                    $ 10,558
  1/1/2006                 $ 11,364                    $ 10,558
  1/2/2006                 $ 11,364                    $ 10,558
  1/3/2006                 $ 11,022                    $ 10,404
  1/4/2006                 $ 10,846                    $ 10,323
  1/5/2006                 $ 10,914                    $ 10,345
  1/6/2006                 $ 10,793                    $ 10,296
  1/7/2006                 $ 10,793                    $ 10,296
  1/8/2006                 $ 10,793                    $ 10,296
  1/9/2006                 $ 10,886                    $ 10,336
 1/10/2006                 $ 10,902                    $ 10,345
 1/11/2006                 $ 10,830                    $ 10,306
 1/12/2006                 $ 10,974                    $ 10,358
 1/13/2006                 $ 10,813                    $ 10,294
 1/14/2006                 $ 10,813                    $ 10,294
 1/15/2006                 $ 10,813                    $ 10,294
 1/16/2006                 $ 10,813                    $ 10,321
 1/17/2006                 $ 10,890                    $ 10,342
 1/18/2006                 $ 10,926                    $ 10,336
 1/19/2006                 $ 10,946                    $ 10,352
 1/20/2006                 $ 10,854                    $ 10,303
 1/21/2006                 $ 10,854                    $ 10,303
 1/22/2006                 $ 10,854                    $ 10,303
 1/23/2006                 $ 10,584                    $ 10,185
 1/24/2006                 $ 10,633                    $ 10,198
 1/25/2006                 $ 10,717                    $ 10,229
 1/26/2006                 $ 10,761                    $ 10,263
 1/27/2006                 $ 10,954                    $ 10,344
 1/28/2006                 $ 10,954                    $ 10,344
 1/29/2006                 $ 10,954                    $ 10,344
 1/30/2006                 $ 10,978                    $ 10,356
 1/31/2006                 $ 10,846                    $ 10,302
  2/1/2006                 $ 11,002                    $ 10,366
  2/2/2006                 $ 10,966                    $ 10,354
  2/3/2006                 $ 11,111                    $ 10,410
  2/4/2006                 $ 11,111                    $ 10,410
  2/5/2006                 $ 11,111                    $ 10,410
  2/6/2006                 $ 11,215                    $ 10,456
  2/7/2006                 $ 11,183                    $ 10,451
  2/8/2006                 $ 11,215                    $ 10,473
  2/9/2006                 $ 11,167                    $ 10,456
 2/10/2006                 $ 11,280                    $ 10,486
 2/11/2006                 $ 11,280                    $ 10,486
 2/12/2006                 $ 11,280                    $ 10,486
 2/13/2006                 $ 11,260                    $ 10,485
 2/14/2006                 $ 11,243                    $ 10,485
 2/15/2006                 $ 11,324                    $ 10,506
 2/16/2006                 $ 11,336                    $ 10,507
 2/17/2006                 $ 11,251                    $ 10,497
 2/18/2006                 $ 11,251                    $ 10,497
 2/19/2006                 $ 11,251                    $ 10,497
 2/20/2006                 $ 11,251                    $ 10,471
 2/21/2006                 $ 11,300                    $ 10,486
 2/22/2006                 $ 11,304                    $ 10,500
 2/23/2006                 $ 11,235                    $ 10,468
 2/24/2006                 $ 11,312                    $ 10,493
 2/25/2006                 $ 11,312                    $ 10,493
 2/26/2006                 $ 11,312                    $ 10,493
 2/27/2006                 $ 11,324                    $ 10,496
 2/28/2006                 $ 11,171                    $ 10,435
  3/1/2006                 $ 11,207                    $ 10,448
  3/2/2006                 $ 11,030                    $ 10,372
  3/3/2006                 $ 11,063                    $ 10,383
  3/4/2006                 $ 11,063                    $ 10,383
  3/5/2006                 $ 11,063                    $ 10,383
  3/6/2006                 $ 11,139                    $ 10,410
  3/7/2006                 $ 11,360                    $ 10,512
  3/8/2006                 $ 11,304                    $ 10,495
  3/9/2006                 $ 11,336                    $ 10,510
 3/10/2006                 $ 11,420                    $ 10,521
 3/11/2006                 $ 11,420                    $ 10,521
 3/12/2006                 $ 11,420                    $ 10,521
 3/13/2006                 $ 11,296                    $ 10,485
 3/14/2006                 $ 11,175                    $ 10,423
 3/15/2006                 $ 11,099                    $ 10,388
 3/16/2006                 $ 10,954                    $ 10,315
 3/17/2006                 $ 10,922                    $ 10,298
 3/18/2006                 $ 10,922                    $ 10,298
 3/19/2006                 $ 10,922                    $ 10,298
 3/20/2006                 $ 10,962                    $ 10,322
 3/21/2006                 $ 11,139                    $ 10,379
 3/22/2006                 $ 11,131                    $ 10,390
 3/23/2006                 $ 11,288                    $ 10,476
 3/24/2006                 $ 11,195                    $ 10,431
 3/25/2006                 $ 11,195                    $ 10,431
 3/26/2006                 $ 11,195                    $ 10,431
 3/27/2006                 $ 11,223                    $ 10,431
 3/28/2006                 $ 11,284                    $ 10,452
 3/29/2006                 $ 11,231                    $ 10,447
 3/30/2006                 $ 11,010                    $ 10,352
 3/31/2006                 $ 11,135                    $ 10,391
  4/1/2006                 $ 11,135                    $ 10,391
  4/2/2006                 $ 11,135                    $ 10,391
  4/3/2006                 $ 11,111                    $ 10,380
  4/4/2006                 $ 10,926                    $ 10,287
  4/5/2006                 $ 10,878                    $ 10,264
  4/6/2006                 $ 10,974                    $ 10,302
  4/7/2006                 $ 11,155                    $ 10,387
  4/8/2006                 $ 11,155                    $ 10,387
  4/9/2006                 $ 11,155                    $ 10,387
 4/10/2006                 $ 11,119                    $ 10,382
 4/11/2006                 $ 11,047                    $ 10,358
 4/12/2006                 $ 11,131                    $ 10,379
 4/13/2006                 $ 11,123                    $ 10,375
 4/14/2006                 $ 11,123                    $ 10,375
 4/15/2006                 $ 11,123                    $ 10,375
 4/16/2006                 $ 11,123                    $ 10,375
 4/17/2006                 $ 10,886                    $ 10,265
 4/18/2006                 $ 10,805                    $ 10,219
 4/19/2006                 $ 10,677                    $ 10,167
 4/20/2006                 $ 10,822                    $ 10,220
 4/21/2006                 $ 10,741                    $ 10,197
 4/22/2006                 $ 10,741                    $ 10,197
 4/23/2006                 $ 10,741                    $ 10,197
 4/24/2006                 $ 10,621                    $ 10,127
 4/25/2006                 $ 10,605                    $ 10,112
 4/26/2006                 $ 10,560                    $ 10,101
 4/27/2006                 $ 10,432                    $ 10,032
 4/28/2006                 $ 10,283                    $  9,972
 4/29/2006                 $ 10,283                    $  9,972
 4/30/2006                 $ 10,283                    $  9,972
  5/1/2006                 $ 10,291                    $  9,956
  5/2/2006                 $ 10,239                    $  9,935
  5/3/2006                 $ 10,247                    $  9,941
  5/4/2006                 $ 10,138                    $  9,885
  5/5/2006                 $ 10,094                    $  9,860
  5/6/2006                 $ 10,094                    $  9,860
  5/7/2006                 $ 10,094                    $  9,860
  5/8/2006                 $ 10,094                    $  9,870
  5/9/2006                 $ 10,018                    $  9,824
 5/10/2006                 $  9,929                    $  9,786
 5/11/2006                 $  9,909                    $  9,759
 5/12/2006                 $  9,805                    $  9,717
 5/13/2006                 $  9,805                    $  9,717
 5/14/2006                 $  9,805                    $  9,717
 5/15/2006                 $ 10,014                    $  9,790
 5/16/2006                 $  9,897                    $  9,748
 5/17/2006                 $ 10,066                    $  9,826
 5/18/2006                 $  9,974                    $  9,787
 5/19/2006                 $ 10,098                    $  9,830
 5/20/2006                 $ 10,098                    $  9,830
 5/21/2006                 $ 10,098                    $  9,830
 5/22/2006                 $  9,966                    $  9,768
 5/23/2006                 $  9,950                    $  9,768
 5/24/2006                 $ 10,126                    $  9,838
 5/25/2006                 $ 10,066                    $  9,810
 5/26/2006                 $ 10,175                    $  9,862
 5/27/2006                 $ 10,175                    $  9,862
 5/28/2006                 $ 10,175                    $  9,862
 5/29/2006                 $ 10,175                    $  9,849
 5/30/2006                 $  9,954                    $  9,760
 5/31/2006                 $ 10,050                    $  9,811
  6/1/2006                 $ 10,078                    $  9,819
  6/2/2006                 $  9,889                    $  9,733
  6/3/2006                 $  9,889                    $  9,733
  6/4/2006                 $  9,889                    $  9,733
  6/5/2006                 $  9,946                    $  9,744
  6/6/2006                 $ 10,102                    $  9,812
  6/7/2006                 $ 10,163                    $  9,843
  6/8/2006                 $ 10,355                    $  9,941
  6/9/2006                 $ 10,343                    $  9,927
 6/10/2006                 $ 10,343                    $  9,927
 6/11/2006                 $ 10,343                    $  9,927
 6/12/2006                 $ 10,388                    $  9,942
 6/13/2006                 $ 10,500                    $ 10,015
 6/14/2006                 $ 10,424                    $  9,976
 6/15/2006                 $ 10,351                    $  9,962
 6/16/2006                 $ 10,359                    $  9,953
 6/17/2006                 $ 10,359                    $  9,953
 6/18/2006                 $ 10,359                    $  9,953
 6/19/2006                 $ 10,480                    $  9,997
 6/20/2006                 $ 10,440                    $  9,980
 6/21/2006                 $ 10,311                    $  9,934
 6/22/2006                 $ 10,520                    $ 10,005
 6/23/2006                 $ 10,633                    $ 10,061
 6/24/2006                 $ 10,633                    $ 10,061
 6/25/2006                 $ 10,633                    $ 10,061
 6/26/2006                 $ 10,536                    $ 10,016
 6/27/2006                 $ 10,520                    $ 10,014
 6/28/2006                 $ 10,564                    $ 10,032
 6/29/2006                 $ 10,388                    $  9,950
 6/30/2006                 $ 10,191                    $  9,862
  7/1/2006                 $ 10,191                    $  9,862
  7/2/2006                 $ 10,191                    $  9,862
  7/3/2006                 $ 10,195                    $  9,866
  7/4/2006                 $ 10,195                    $  9,861
  7/5/2006                 $ 10,299                    $  9,913
  7/6/2006                 $ 10,279                    $  9,884
  7/7/2006                 $ 10,154                    $  9,845
  7/8/2006                 $ 10,154                    $  9,845
  7/9/2006                 $ 10,154                    $  9,845
 7/10/2006                 $ 10,295                    $  9,902
 7/11/2006                 $ 10,283                    $  9,885
 7/12/2006                 $ 10,420                    $  9,949
 7/13/2006                 $ 10,412                    $  9,941
 7/14/2006                 $ 10,488                    $  9,971
 7/15/2006                 $ 10,488                    $  9,971
 7/16/2006                 $ 10,488                    $  9,971
 7/17/2006                 $ 10,693                    $ 10,078
 7/18/2006                 $ 10,661                    $ 10,076
 7/19/2006                 $ 10,528                    $ 10,020
 7/20/2006                 $ 10,504                    $  9,985
 7/21/2006                 $ 10,428                    $  9,951
 7/22/2006                 $ 10,428                    $  9,951
 7/23/2006                 $ 10,428                    $  9,951
 7/24/2006                 $ 10,544                    $  9,999
 7/25/2006                 $ 10,633                    $ 10,034
 7/26/2006                 $ 10,400                    $  9,943
 7/27/2006                 $ 10,444                    $  9,941
 7/28/2006                 $ 10,303                    $  9,888
 7/29/2006                 $ 10,303                    $  9,888
 7/30/2006                 $ 10,303                    $  9,888
 7/31/2006                 $ 10,275                    $  9,878
  8/1/2006                 $ 10,247                    $  9,845
  8/2/2006                 $ 10,263                    $  9,865
  8/3/2006                 $ 10,235                    $  9,848
  8/4/2006                 $ 10,118                    $  9,795
  8/5/2006                 $ 10,118                    $  9,795
  8/6/2006                 $ 10,118                    $  9,795
  8/7/2006                 $ 10,179                    $  9,814
  8/8/2006                 $ 10,154                    $  9,824
  8/9/2006                 $ 10,158                    $  9,810
 8/10/2006                 $ 10,291                    $  9,858
 8/11/2006                 $ 10,380                    $  9,900
 8/12/2006                 $ 10,380                    $  9,900
 8/13/2006                 $ 10,380                    $  9,900
 8/14/2006                 $ 10,416                    $  9,921
 8/15/2006                 $ 10,283                    $  9,869
 8/16/2006                 $ 10,215                    $  9,830
 8/17/2006                 $ 10,287                    $  9,848
 8/18/2006                 $ 10,259                    $  9,854
 8/19/2006                 $ 10,259                    $  9,854
 8/20/2006                 $ 10,259                    $  9,854
 8/21/2006                 $ 10,207                    $  9,801
 8/22/2006                 $ 10,319                    $  9,863
 8/23/2006                 $ 10,311                    $  9,859
 8/24/2006                 $ 10,347                    $  9,876
 8/25/2006                 $ 10,371                    $  9,888
 8/26/2006                 $ 10,371                    $  9,888
 8/27/2006                 $ 10,371                    $  9,888
 8/28/2006                 $ 10,307                    $  9,874
 8/29/2006                 $ 10,291                    $  9,839
 8/30/2006                 $ 10,311                    $  9,840
 8/31/2006                 $ 10,339                    $  9,849
  9/1/2006                 $ 10,263                    $  9,834
  9/2/2006                 $ 10,263                    $  9,834
  9/3/2006                 $ 10,263                    $  9,834
  9/4/2006                 $ 10,263                    $  9,807
  9/5/2006                 $ 10,323                    $  9,844
  9/6/2006                 $ 10,343                    $  9,855
  9/7/2006                 $ 10,460                    $  9,905
  9/8/2006                 $ 10,540                    $  9,954
  9/9/2006                 $ 10,540                    $  9,954
 9/10/2006                 $ 10,540                    $  9,954
 9/11/2006                 $ 10,548                    $  9,950
 9/12/2006                 $ 10,528                    $  9,950
 9/13/2006                 $ 10,540                    $  9,943
 9/14/2006                 $ 10,500                    $  9,920
 9/15/2006                 $ 10,564                    $  9,957
 9/16/2006                 $ 10,564                    $  9,957
 9/17/2006                 $ 10,564                    $  9,957
 9/18/2006                 $ 10,532                    $  9,937
 9/19/2006                 $ 10,568                    $  9,953
 9/20/2006                 $ 10,520                    $  9,937
 9/21/2006                 $ 10,351                    $  9,867
 9/22/2006                 $ 10,396                    $  9,862
 9/23/2006                 $ 10,396                    $  9,862
 9/24/2006                 $ 10,396                    $  9,862
 9/25/2006                 $ 10,432                    $  9,888
 9/26/2006                 $ 10,524                    $  9,917
 9/27/2006                 $ 10,500                    $  9,924
 9/28/2006                 $ 10,500                    $  9,933
 9/29/2006                 $ 10,605                    $  9,963
 9/30/2006                 $ 10,605                    $  9,963
 10/1/2006                 $ 10,605                    $  9,963
 10/2/2006                 $ 10,472                    $  9,913
 10/3/2006                 $ 10,516                    $  9,926
 10/4/2006                 $ 10,572                    $  9,941
 10/5/2006                 $ 10,596                    $  9,950
 10/6/2006                 $ 10,753                    $ 10,017
 10/7/2006                 $ 10,753                    $ 10,017
 10/8/2006                 $ 10,753                    $ 10,017
 10/9/2006                 $ 10,741                    $ 10,023
10/10/2006                 $ 10,846                    $ 10,078
10/11/2006                 $ 10,898                    $ 10,089
10/12/2006                 $ 10,813                    $ 10,066
10/13/2006                 $ 10,922                    $ 10,089
10/14/2006                 $ 10,922                    $ 10,089
10/15/2006                 $ 10,922                    $ 10,089
10/16/2006                 $ 10,830                    $ 10,075
10/17/2006                 $ 10,801                    $ 10,060
10/18/2006                 $ 10,830                    $ 10,061
10/19/2006                 $ 10,661                    $  9,987
10/20/2006                 $ 10,721                    $  9,991
10/21/2006                 $ 10,721                    $  9,991
10/22/2006                 $ 10,721                    $  9,991
10/23/2006                 $ 10,830                    $ 10,042
10/24/2006                 $ 10,773                    $ 10,041
10/25/2006                 $ 10,717                    $ 10,003
10/26/2006                 $ 10,588                    $  9,947
10/27/2006                 $ 10,540                    $  9,909
10/28/2006                 $ 10,540                    $  9,909
10/29/2006                 $ 10,540                    $  9,909
10/30/2006                 $ 10,540                    $  9,912
10/31/2006                 $ 10,468                    $  9,881
 11/1/2006                 $ 10,492                    $  9,892
 11/2/2006                 $ 10,472                    $  9,883
 11/3/2006                 $ 10,605                    $  9,926
 11/4/2006                 $ 10,605                    $  9,926
 11/5/2006                 $ 10,605                    $  9,926
 11/6/2006                 $ 10,596                    $  9,931
 11/7/2006                 $ 10,496                    $  9,893
 11/8/2006                 $ 10,512                    $  9,891
 11/9/2006                 $ 10,444                    $  9,865
11/10/2006                 $ 10,416                    $  9,852
11/11/2006                 $ 10,416                    $  9,852
11/12/2006                 $ 10,416                    $  9,852
11/13/2006                 $ 10,536                    $  9,887
11/14/2006                 $ 10,472                    $  9,878
11/15/2006                 $ 10,532                    $  9,882
11/16/2006                 $ 10,576                    $  9,900
11/17/2006                 $ 10,496                    $  9,880
11/18/2006                 $ 10,496                    $  9,880
11/19/2006                 $ 10,496                    $  9,880
11/20/2006                 $ 10,544                    $  9,892
11/21/2006                 $ 10,500                    $  9,871
11/22/2006                 $ 10,339                    $  9,789
11/23/2006                 $ 10,339                    $  9,781
11/24/2006                 $ 10,114                    $  9,688
11/25/2006                 $ 10,114                    $  9,688
11/26/2006                 $ 10,114                    $  9,688
11/27/2006                 $ 10,062                    $  9,670
11/28/2006                 $  9,990                    $  9,627
11/29/2006                 $ 10,086                    $  9,669
11/30/2006                 $  9,962                    $  9,606
 12/1/2006                 $  9,849                    $  9,552
 12/2/2006                 $  9,849                    $  9,552
 12/3/2006                 $  9,849                    $  9,552
 12/4/2006                 $  9,857                    $  9,546
 12/5/2006                 $  9,893                    $  9,555
 12/6/2006                 $  9,958                    $  9,582
 12/7/2006                 $  9,958                    $  9,584
 12/8/2006                 $ 10,094                    $  9,646
 12/9/2006                 $ 10,094                    $  9,646
12/10/2006                 $ 10,094                    $  9,646
12/11/2006                 $ 10,034                    $  9,633
12/12/2006                 $  9,974                    $  9,605
12/13/2006                 $ 10,106                    $  9,649
12/14/2006                 $ 10,195                    $  9,693
12/15/2006                 $ 10,283                    $  9,733
12/16/2006                 $ 10,283                    $  9,733
12/17/2006                 $ 10,283                    $  9,733
12/18/2006                 $ 10,271                    $  9,728
12/19/2006                 $ 10,110                    $  9,664
12/20/2006                 $ 10,163                    $  9,676
12/21/2006                 $ 10,191                    $  9,680
12/22/2006                 $ 10,247                    $  9,706
12/23/2006                 $ 10,247                    $  9,706
12/24/2006                 $ 10,247                    $  9,706
12/25/2006                 $ 10,247                    $  9,706
12/26/2006                 $ 10,311                    $  9,735
12/27/2006                 $ 10,243                    $  9,724
12/28/2006                 $ 10,239                    $  9,707
12/29/2006                 $ 10,179                    $  9,687
12/30/2006                 $ 10,179                    $  9,687
12/31/2006                 $ 10,179                    $  9,687
  1/1/2007                 $ 10,179                    $  9,687
  1/2/2007                 $ 10,179                    $  9,643
  1/3/2007                 $ 10,299                    $  9,719
  1/4/2007                 $ 10,384                    $  9,767
  1/5/2007                 $ 10,476                    $  9,802
  1/6/2007                 $ 10,476                    $  9,802
  1/7/2007                 $ 10,476                    $  9,802
  1/8/2007                 $ 10,452                    $  9,794
  1/9/2007                 $ 10,484                    $  9,815
 1/10/2007                 $ 10,584                    $  9,852
 1/11/2007                 $ 10,617                    $  9,876
 1/12/2007                 $ 10,536                    $  9,846
 1/13/2007                 $ 10,536                    $  9,846
 1/14/2007                 $ 10,536                    $  9,846
 1/15/2007                 $ 10,536                    $  9,837
 1/16/2007                 $ 10,564                    $  9,851
 1/17/2007                 $ 10,532                    $  9,837
 1/18/2007                 $ 10,536                    $  9,833
 1/19/2007                 $ 10,520                    $  9,827
 1/20/2007                 $ 10,520                    $  9,827
 1/21/2007                 $ 10,520                    $  9,827
 1/22/2007                 $ 10,572                    $  9,848
 1/23/2007                 $ 10,456                    $  9,805
 1/24/2007                 $ 10,552                    $  9,836
 1/25/2007                 $ 10,625                    $  9,856
 1/26/2007                 $ 10,661                    $  9,870
 1/27/2007                 $ 10,661                    $  9,870
 1/28/2007                 $ 10,661                    $  9,870
 1/29/2007                 $ 10,601                    $  9,854
 1/30/2007                 $ 10,572                    $  9,843
 1/31/2007                 $ 10,464                    $  9,797
  2/1/2007                 $ 10,488                    $  9,802
  2/2/2007                 $ 10,605                    $  9,839
  2/3/2007                 $ 10,605                    $  9,839
  2/4/2007                 $ 10,605                    $  9,839
  2/5/2007                 $ 10,613                    $  9,853
  2/6/2007                 $ 10,520                    $  9,817
  2/7/2007                 $ 10,520                    $  9,810
  2/8/2007                 $ 10,528                    $  9,808
  2/9/2007                 $ 10,596                    $  9,830
 2/10/2007                 $ 10,596                    $  9,830
 2/11/2007                 $ 10,596                    $  9,830
 2/12/2007                 $ 10,641                    $  9,858
 2/13/2007                 $ 10,524                    $  9,808
 2/14/2007                 $ 10,388                    $  9,749
 2/15/2007                 $ 10,375                    $  9,734
 2/16/2007                 $ 10,408                    $  9,735
 2/17/2007                 $ 10,408                    $  9,735
 2/18/2007                 $ 10,408                    $  9,735
 2/19/2007                 $ 10,408                    $  9,730
 2/20/2007                 $ 10,412                    $  9,749
 2/21/2007                 $ 10,444                    $  9,753
 2/22/2007                 $ 10,476                    $  9,767
 2/23/2007                 $ 10,388                    $  9,734
 2/24/2007                 $ 10,388                    $  9,734
 2/25/2007                 $ 10,388                    $  9,734
 2/26/2007                 $ 10,384                    $  9,720
 2/27/2007                 $ 10,255                    $  9,665
 2/28/2007                 $ 10,315                    $  9,678
  3/1/2007                 $ 10,363                    $  9,701
  3/2/2007                 $ 10,367                    $  9,698
  3/3/2007                 $ 10,367                    $  9,698
  3/4/2007                 $ 10,367                    $  9,698
  3/5/2007                 $ 10,476                    $  9,748
  3/6/2007                 $ 10,408                    $  9,733
  3/7/2007                 $ 10,335                    $  9,702
  3/8/2007                 $ 10,468                    $  9,743
  3/9/2007                 $ 10,484                    $  9,757
 3/10/2007                 $ 10,484                    $  9,757
 3/11/2007                 $ 10,484                    $  9,757
 3/12/2007                 $ 10,371                    $  9,714
 3/13/2007                 $ 10,347                    $  9,694
 3/14/2007                 $ 10,343                    $  9,686
 3/15/2007                 $ 10,347                    $  9,687
 3/16/2007                 $ 10,227                    $  9,634
 3/17/2007                 $ 10,227                    $  9,634
 3/18/2007                 $ 10,227                    $  9,634
 3/19/2007                 $ 10,311                    $  9,653
 3/20/2007                 $ 10,207                    $  9,620
 3/21/2007                 $ 10,146                    $  9,585
 3/22/2007                 $ 10,235                    $  9,622
 3/23/2007                 $ 10,263                    $  9,644
 3/24/2007                 $ 10,263                    $  9,644
 3/25/2007                 $ 10,263                    $  9,644
 3/26/2007                 $ 10,207                    $  9,621
 3/27/2007                 $ 10,207                    $  9,613
 3/28/2007                 $ 10,247                    $  9,616
 3/29/2007                 $ 10,255                    $  9,622
 3/30/2007                 $ 10,179                    $  9,604
 3/31/2007                 $ 10,179                    $  9,604

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

--------------------------------------------------------------------------------------------------------------------------
                                               A-CLASS                             C-CLASS                    H-CLASS
                                             (05/25/05)                           (05/25/05)                (05/25/05)
--------------------------------------------------------------------------------------------------------------------------
                               ONE      ONE       SINCE       SINCE        ONE      ONE       SINCE      ONE       SINCE
                              YEAR     YEAR*    INCEPTION   INCEPTION*    YEAR     YEAR**   INCEPTION    YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------------------------
DYNAMIC STRENGTHENING FUND   -8.62%   -12.95%     1.00%       -1.63%     -9.33%   -10.33%      0.23%    -8.59%      0.96%
U.S. DOLLAR INDEX            -7.58%    -7.58%    -2.16%       -2.16%     -7.58%    -7.58%     -2.16%    -7.58%     -2.16%
--------------------------------------------------------------------------------------------------------------------------

 *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE U.S. DOLLAR INDEX IS AN UNMANAGED INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 51

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

DYNAMIC WEAKENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the U.S. Dollar Index.

INCEPTION: May 25, 2005

The U.S. dollar weakened against most major currencies during the past 12 months. Rising short-term interest rates no longer provided support for the U.S. dollar as the Federal Reserve last raised the Fed Funds rate at their June 2006 meeting.

The U.S. Dollar Index fell by 7.58% for the year ended March 31, 2007. Rydex
Dynamic   Weakening  Dollar  Fund  H-Class  benefited  from  the  U.S.  dollar's depreciation and was up 15.38% for the year.

The Fund achieved a daily correlation of more than 0.99 to its benchmark of -200% of the daily performance of the U.S. Dollar Index for the year ended March 31, 2007.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       DYNAMIC WEAKENING
                                          DOLLAR FUND      U.S. DOLLAR INDEX
Other                                                             7.8%
Euro                                                             57.6%
Japanese Yen                                                     13.6%
British Pound                                                    11.9%
Canadian Dollar                                                   9.1%
Currency Index Swap Agreements Short Sales  -199.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 25, 2005
C-Class                                                             May 25, 2005
H-Class                                                             May 25, 2005

The Fund invests principally in derivative investments such as currency index swap agreements, futures contracts, and options on index futures.


52 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

DYNAMIC WEAKENING DOLLAR FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      DYNAMIC WEAKENING
   DATE              DOLLAR FUND C-CLASS           U.S. DOLLAR INDEX
 5/25/2005                 $ 10,000                     $ 10,000
 5/26/2005                 $  9,876                     $ 10,058
 5/27/2005                 $  9,960                     $ 10,008
 5/28/2005                 $  9,960                     $ 10,008
 5/29/2005                 $  9,960                     $ 10,008
 5/30/2005                 $  9,960                     $ 10,068
 5/31/2005                 $  9,664                     $ 10,163
  6/1/2005                 $  9,528                     $ 10,204
  6/2/2005                 $  9,656                     $ 10,162
  6/3/2005                 $  9,616                     $ 10,196
  6/4/2005                 $  9,616                     $ 10,196
  6/5/2005                 $  9,616                     $ 10,196
  6/6/2005                 $  9,728                     $ 10,145
  6/7/2005                 $  9,764                     $ 10,132
  6/8/2005                 $  9,624                     $ 10,177
  6/9/2005                 $  9,628                     $ 10,199
 6/10/2005                 $  9,500                     $ 10,271
 6/11/2005                 $  9,500                     $ 10,271
 6/12/2005                 $  9,500                     $ 10,271
 6/13/2005                 $  9,432                     $ 10,301
 6/14/2005                 $  9,360                     $ 10,342
 6/15/2005                 $  9,504                     $ 10,263
 6/16/2005                 $  9,508                     $ 10,265
 6/17/2005                 $  9,716                     $ 10,151
 6/18/2005                 $  9,716                     $ 10,151
 6/19/2005                 $  9,716                     $ 10,151
 6/20/2005                 $  9,504                     $ 10,248
 6/21/2005                 $  9,600                     $ 10,205
 6/22/2005                 $  9,496                     $ 10,256
 6/23/2005                 $  9,400                     $ 10,321
 6/24/2005                 $  9,472                     $ 10,281
 6/25/2005                 $  9,472                     $ 10,281
 6/26/2005                 $  9,472                     $ 10,281
 6/27/2005                 $  9,520                     $ 10,243
 6/28/2005                 $  9,384                     $ 10,306
 6/29/2005                 $  9,380                     $ 10,320
 6/30/2005                 $  9,396                     $ 10,317
  7/1/2005                 $  9,164                     $ 10,438
  7/2/2005                 $  9,164                     $ 10,438
  7/3/2005                 $  9,164                     $ 10,438
  7/4/2005                 $  9,164                     $ 10,476
  7/5/2005                 $  9,108                     $ 10,474
  7/6/2005                 $  9,116                     $ 10,467
  7/7/2005                 $  9,120                     $ 10,455
  7/8/2005                 $  9,160                     $ 10,452
  7/9/2005                 $  9,160                     $ 10,452
 7/10/2005                 $  9,160                     $ 10,452
 7/11/2005                 $  9,284                     $ 10,360
 7/12/2005                 $  9,544                     $ 10,232
 7/13/2005                 $  9,344                     $ 10,336
 7/14/2005                 $  9,300                     $ 10,362
 7/15/2005                 $  9,256                     $ 10,390
 7/16/2005                 $  9,256                     $ 10,390
 7/17/2005                 $  9,256                     $ 10,390
 7/18/2005                 $  9,248                     $ 10,381
 7/19/2005                 $  9,200                     $ 10,405
 7/20/2005                 $  9,320                     $ 10,346
 7/21/2005                 $  9,428                     $ 10,299
 7/22/2005                 $  9,252                     $ 10,381
 7/23/2005                 $  9,252                     $ 10,381
 7/24/2005                 $  9,252                     $ 10,381
 7/25/2005                 $  9,276                     $ 10,373
 7/26/2005                 $  9,184                     $ 10,423
 7/27/2005                 $  9,236                     $ 10,391
 7/28/2005                 $  9,340                     $ 10,346
 7/29/2005                 $  9,328                     $ 10,347
 7/30/2005                 $  9,328                     $ 10,347
 7/31/2005                 $  9,328                     $ 10,347
  8/1/2005                 $  9,436                     $ 10,294
  8/2/2005                 $  9,456                     $ 10,279
  8/3/2005                 $  9,608                     $ 10,190
  8/4/2005                 $  9,664                     $ 10,168
  8/5/2005                 $  9,608                     $ 10,198
  8/6/2005                 $  9,608                     $ 10,198
  8/7/2005                 $  9,608                     $ 10,198
  8/8/2005                 $  9,592                     $ 10,182
  8/9/2005                 $  9,640                     $ 10,178
 8/10/2005                 $  9,676                     $ 10,146
 8/11/2005                 $  9,840                     $ 10,087
 8/12/2005                 $  9,808                     $ 10,073
 8/13/2005                 $  9,808                     $ 10,073
 8/14/2005                 $  9,808                     $ 10,073
 8/15/2005                 $  9,732                     $ 10,112
 8/16/2005                 $  9,740                     $ 10,120
 8/17/2005                 $  9,584                     $ 10,191
 8/18/2005                 $  9,460                     $ 10,255
 8/19/2005                 $  9,464                     $ 10,261
 8/20/2005                 $  9,464                     $ 10,261
 8/21/2005                 $  9,464                     $ 10,261
 8/22/2005                 $  9,556                     $ 10,207
 8/23/2005                 $  9,572                     $ 10,200
 8/24/2005                 $  9,616                     $ 10,181
 8/25/2005                 $  9,656                     $ 10,149
 8/26/2005                 $  9,604                     $ 10,175
 8/27/2005                 $  9,604                     $ 10,175
 8/28/2005                 $  9,604                     $ 10,175
 8/29/2005                 $  9,548                     $ 10,220
 8/30/2005                 $  9,500                     $ 10,232
 8/31/2005                 $  9,684                     $ 10,142
  9/1/2005                 $  9,888                     $ 10,023
  9/2/2005                 $  9,944                     $  9,994
  9/3/2005                 $  9,944                     $  9,994
  9/4/2005                 $  9,944                     $  9,994
  9/5/2005                 $  9,944                     $  9,990
  9/6/2005                 $  9,868                     $ 10,025
  9/7/2005                 $  9,792                     $ 10,072
  9/8/2005                 $  9,784                     $ 10,080
  9/9/2005                 $  9,824                     $ 10,063
 9/10/2005                 $  9,824                     $ 10,063
 9/11/2005                 $  9,824                     $ 10,063
 9/12/2005                 $  9,652                     $ 10,154
 9/13/2005                 $  9,612                     $ 10,162
 9/14/2005                 $  9,632                     $ 10,153
 9/15/2005                 $  9,528                     $ 10,206
 9/16/2005                 $  9,560                     $ 10,198
 9/17/2005                 $  9,560                     $ 10,198
 9/18/2005                 $  9,560                     $ 10,198
 9/19/2005                 $  9,468                     $ 10,242
 9/20/2005                 $  9,416                     $ 10,261
 9/21/2005                 $  9,552                     $ 10,207
 9/22/2005                 $  9,456                     $ 10,256
 9/23/2005                 $  9,288                     $ 10,340
 9/24/2005                 $  9,288                     $ 10,340
 9/25/2005                 $  9,288                     $ 10,340
 9/26/2005                 $  9,316                     $ 10,320
 9/27/2005                 $  9,204                     $ 10,376
 9/28/2005                 $  9,244                     $ 10,361
 9/29/2005                 $  9,252                     $ 10,353
 9/30/2005                 $  9,236                     $ 10,367
 10/1/2005                 $  9,236                     $ 10,367
 10/2/2005                 $  9,236                     $ 10,367
 10/3/2005                 $  9,104                     $ 10,438
 10/4/2005                 $  9,124                     $ 10,434
 10/5/2005                 $  9,140                     $ 10,420
 10/6/2005                 $  9,404                     $ 10,268
 10/7/2005                 $  9,312                     $ 10,327
 10/8/2005                 $  9,312                     $ 10,327
 10/9/2005                 $  9,312                     $ 10,327
10/10/2005                 $  9,252                     $ 10,360
10/11/2005                 $  9,152                     $ 10,419
10/12/2005                 $  9,208                     $ 10,380
10/13/2005                 $  9,176                     $ 10,401
10/14/2005                 $  9,268                     $ 10,360
10/15/2005                 $  9,268                     $ 10,360
10/16/2005                 $  9,268                     $ 10,360
10/17/2005                 $  9,148                     $ 10,400
10/18/2005                 $  9,080                     $ 10,456
10/19/2005                 $  9,144                     $ 10,422
10/20/2005                 $  9,168                     $ 10,397
10/21/2005                 $  9,056                     $ 10,459
10/22/2005                 $  9,056                     $ 10,459
10/23/2005                 $  9,056                     $ 10,459
10/24/2005                 $  9,120                     $ 10,435
10/25/2005                 $  9,280                     $ 10,335
10/26/2005                 $  9,204                     $ 10,364
10/27/2005                 $  9,312                     $ 10,318
10/28/2005                 $  9,216                     $ 10,375
10/29/2005                 $  9,216                     $ 10,375
10/30/2005                 $  9,216                     $ 10,375
10/31/2005                 $  9,112                     $ 10,431
 11/1/2005                 $  9,120                     $ 10,432
 11/2/2005                 $  9,168                     $ 10,390
 11/3/2005                 $  9,032                     $ 10,474
 11/4/2005                 $  8,852                     $ 10,569
 11/5/2005                 $  8,852                     $ 10,569
 11/6/2005                 $  8,852                     $ 10,569
 11/7/2005                 $  8,840                     $ 10,572
 11/8/2005                 $  8,848                     $ 10,581
 11/9/2005                 $  8,804                     $ 10,596
11/10/2005                 $  8,700                     $ 10,664
11/11/2005                 $  8,752                     $ 10,652
11/12/2005                 $  8,752                     $ 10,652
11/13/2005                 $  8,752                     $ 10,652
11/14/2005                 $  8,708                     $ 10,669
11/15/2005                 $  8,732                     $ 10,665
11/16/2005                 $  8,632                     $ 10,693
11/17/2005                 $  8,728                     $ 10,640
11/18/2005                 $  8,732                     $ 10,646
11/19/2005                 $  8,732                     $ 10,646
11/20/2005                 $  8,732                     $ 10,646
11/21/2005                 $  8,700                     $ 10,658
11/22/2005                 $  8,820                     $ 10,596
11/23/2005                 $  8,840                     $ 10,581
11/24/2005                 $  8,840                     $ 10,608
11/25/2005                 $  8,704                     $ 10,659
11/26/2005                 $  8,704                     $ 10,659
11/27/2005                 $  8,704                     $ 10,659
11/28/2005                 $  8,880                     $ 10,536
11/29/2005                 $  8,780                     $ 10,610
11/30/2005                 $  8,800                     $ 10,605
 12/1/2005                 $  8,740                     $ 10,633
 12/2/2005                 $  8,740                     $ 10,646
 12/3/2005                 $  8,740                     $ 10,646
 12/4/2005                 $  8,740                     $ 10,646
 12/5/2005                 $  8,820                     $ 10,594
 12/6/2005                 $  8,816                     $ 10,589
 12/7/2005                 $  8,728                     $ 10,642
 12/8/2005                 $  8,868                     $ 10,569
 12/9/2005                 $  8,860                     $ 10,567
12/10/2005                 $  8,860                     $ 10,567
12/11/2005                 $  8,860                     $ 10,567
12/12/2005                 $  9,040                     $ 10,460
12/13/2005                 $  9,016                     $ 10,467
12/14/2005                 $  9,128                     $ 10,403
12/15/2005                 $  9,100                     $ 10,425
12/16/2005                 $  9,156                     $ 10,389
12/17/2005                 $  9,156                     $ 10,389
12/18/2005                 $  9,156                     $ 10,389
12/19/2005                 $  9,124                     $ 10,408
12/20/2005                 $  8,920                     $ 10,513
12/21/2005                 $  8,884                     $ 10,532
12/22/2005                 $  8,924                     $ 10,506
12/23/2005                 $  8,946                     $ 10,513
12/24/2005                 $  8,946                     $ 10,513
12/25/2005                 $  8,946                     $ 10,513
12/26/2005                 $  8,946                     $ 10,513
12/27/2005                 $  8,866                     $ 10,561
12/28/2005                 $  8,838                     $ 10,563
12/29/2005                 $  8,862                     $ 10,550
12/30/2005                 $  8,850                     $ 10,558
12/31/2005                 $  8,850                     $ 10,558
  1/1/2006                 $  8,850                     $ 10,558
  1/2/2006                 $  8,850                     $ 10,558
  1/3/2006                 $  9,119                     $ 10,404
  1/4/2006                 $  9,264                     $ 10,323
  1/5/2006                 $  9,212                     $ 10,345
  1/6/2006                 $  9,316                     $ 10,296
  1/7/2006                 $  9,316                     $ 10,296
  1/8/2006                 $  9,316                     $ 10,296
  1/9/2006                 $  9,236                     $ 10,336
 1/10/2006                 $  9,224                     $ 10,345
 1/11/2006                 $  9,288                     $ 10,306
 1/12/2006                 $  9,168                     $ 10,358
 1/13/2006                 $  9,304                     $ 10,294
 1/14/2006                 $  9,304                     $ 10,294
 1/15/2006                 $  9,304                     $ 10,294
 1/16/2006                 $  9,304                     $ 10,321
 1/17/2006                 $  9,240                     $ 10,342
 1/18/2006                 $  9,204                     $ 10,336
 1/19/2006                 $  9,192                     $ 10,352
 1/20/2006                 $  9,272                     $ 10,303
 1/21/2006                 $  9,272                     $ 10,303
 1/22/2006                 $  9,272                     $ 10,303
 1/23/2006                 $  9,506                     $ 10,185
 1/24/2006                 $  9,465                     $ 10,198
 1/25/2006                 $  9,393                     $ 10,229
 1/26/2006                 $  9,357                     $ 10,263
 1/27/2006                 $  9,192                     $ 10,344
 1/28/2006                 $  9,192                     $ 10,344
 1/29/2006                 $  9,192                     $ 10,344
 1/30/2006                 $  9,172                     $ 10,356
 1/31/2006                 $  9,284                     $ 10,302
  2/1/2006                 $  9,147                     $ 10,366
  2/2/2006                 $  9,180                     $ 10,354
  2/3/2006                 $  9,067                     $ 10,410
  2/4/2006                 $  9,067                     $ 10,410
  2/5/2006                 $  9,067                     $ 10,410
  2/6/2006                 $  8,974                     $ 10,456
  2/7/2006                 $  9,003                     $ 10,451
  2/8/2006                 $  8,978                     $ 10,473
  2/9/2006                 $  9,019                     $ 10,456
 2/10/2006                 $  8,930                     $ 10,486
 2/11/2006                 $  8,930                     $ 10,486
 2/12/2006                 $  8,930                     $ 10,486
 2/13/2006                 $  8,946                     $ 10,485
 2/14/2006                 $  8,962                     $ 10,485
 2/15/2006                 $  8,898                     $ 10,506
 2/16/2006                 $  8,890                     $ 10,507
 2/17/2006                 $  8,962                     $ 10,497
 2/18/2006                 $  8,962                     $ 10,497
 2/19/2006                 $  8,962                     $ 10,497
 2/20/2006                 $  8,962                     $ 10,471
 2/21/2006                 $  8,926                     $ 10,486
 2/22/2006                 $  8,922                     $ 10,500
 2/23/2006                 $  8,974                     $ 10,468
 2/24/2006                 $  8,918                     $ 10,493
 2/25/2006                 $  8,918                     $ 10,493
 2/26/2006                 $  8,918                     $ 10,493
 2/27/2006                 $  8,910                     $ 10,496
 2/28/2006                 $  9,031                     $ 10,435
  3/1/2006                 $  9,003                     $ 10,448
  3/2/2006                 $  9,143                     $ 10,372
  3/3/2006                 $  9,123                     $ 10,383
  3/4/2006                 $  9,123                     $ 10,383
  3/5/2006                 $  9,123                     $ 10,383
  3/6/2006                 $  9,059                     $ 10,410
  3/7/2006                 $  8,878                     $ 10,512
  3/8/2006                 $  8,926                     $ 10,495
  3/9/2006                 $  8,902                     $ 10,510
 3/10/2006                 $  8,842                     $ 10,521
 3/11/2006                 $  8,842                     $ 10,521
 3/12/2006                 $  8,842                     $ 10,521
 3/13/2006                 $  8,938                     $ 10,485
 3/14/2006                 $  9,035                     $ 10,423
 3/15/2006                 $  9,095                     $ 10,388
 3/16/2006                 $  9,216                     $ 10,315
 3/17/2006                 $  9,248                     $ 10,298
 3/18/2006                 $  9,248                     $ 10,298
 3/19/2006                 $  9,248                     $ 10,298
 3/20/2006                 $  9,216                     $ 10,322
 3/21/2006                 $  9,063                     $ 10,379
 3/22/2006                 $  9,071                     $ 10,390
 3/23/2006                 $  8,946                     $ 10,476
 3/24/2006                 $  9,023                     $ 10,431
 3/25/2006                 $  9,023                     $ 10,431
 3/26/2006                 $  9,023                     $ 10,431
 3/27/2006                 $  8,995                     $ 10,431
 3/28/2006                 $  8,950                     $ 10,452
 3/29/2006                 $  8,991                     $ 10,447
 3/30/2006                 $  9,168                     $ 10,352
 3/31/2006                 $  9,075                     $ 10,391
  4/1/2006                 $  9,075                     $ 10,391
  4/2/2006                 $  9,075                     $ 10,391
  4/3/2006                 $  9,095                     $ 10,380
  4/4/2006                 $  9,248                     $ 10,287
  4/5/2006                 $  9,288                     $ 10,264
  4/6/2006                 $  9,208                     $ 10,302
  4/7/2006                 $  9,055                     $ 10,387
  4/8/2006                 $  9,055                     $ 10,387
  4/9/2006                 $  9,055                     $ 10,387
 4/10/2006                 $  9,087                     $ 10,382
 4/11/2006                 $  9,147                     $ 10,358
 4/12/2006                 $  9,079                     $ 10,379
 4/13/2006                 $  9,091                     $ 10,375
 4/14/2006                 $  9,091                     $ 10,375
 4/15/2006                 $  9,091                     $ 10,375
 4/16/2006                 $  9,091                     $ 10,375
 4/17/2006                 $  9,288                     $ 10,265
 4/18/2006                 $  9,357                     $ 10,219
 4/19/2006                 $  9,469                     $ 10,167
 4/20/2006                 $  9,341                     $ 10,220
 4/21/2006                 $  9,417                     $ 10,197
 4/22/2006                 $  9,417                     $ 10,197
 4/23/2006                 $  9,417                     $ 10,197
 4/24/2006                 $  9,526                     $ 10,127
 4/25/2006                 $  9,538                     $ 10,112
 4/26/2006                 $  9,578                     $ 10,101
 4/27/2006                 $  9,703                     $ 10,032
 4/28/2006                 $  9,848                     $  9,972
 4/29/2006                 $  9,848                     $  9,972
 4/30/2006                 $  9,848                     $  9,972
  5/1/2006                 $  9,840                     $  9,956
  5/2/2006                 $  9,892                     $  9,935
  5/3/2006                 $  9,884                     $  9,941
  5/4/2006                 $  9,993                     $  9,885
  5/5/2006                 $ 10,041                     $  9,860
  5/6/2006                 $ 10,041                     $  9,860
  5/7/2006                 $ 10,041                     $  9,860
  5/8/2006                 $ 10,041                     $  9,870
  5/9/2006                 $ 10,117                     $  9,824
 5/10/2006                 $ 10,214                     $  9,786
 5/11/2006                 $ 10,234                     $  9,759
 5/12/2006                 $ 10,351                     $  9,717
 5/13/2006                 $ 10,351                     $  9,717
 5/14/2006                 $ 10,351                     $  9,717
 5/15/2006                 $ 10,125                     $  9,790
 5/16/2006                 $ 10,250                     $  9,748
 5/17/2006                 $ 10,077                     $  9,826
 5/18/2006                 $ 10,174                     $  9,787
 5/19/2006                 $ 10,049                     $  9,830
 5/20/2006                 $ 10,049                     $  9,830
 5/21/2006                 $ 10,049                     $  9,830
 5/22/2006                 $ 10,190                     $  9,768
 5/23/2006                 $ 10,210                     $  9,768
 5/24/2006                 $ 10,025                     $  9,838
 5/25/2006                 $ 10,093                     $  9,810
 5/26/2006                 $  9,989                     $  9,862
 5/27/2006                 $  9,989                     $  9,862
 5/28/2006                 $  9,989                     $  9,862
 5/29/2006                 $  9,989                     $  9,849
 5/30/2006                 $ 10,210                     $  9,760
 5/31/2006                 $ 10,113                     $  9,811
  6/1/2006                 $ 10,085                     $  9,819
  6/2/2006                 $ 10,278                     $  9,733
  6/3/2006                 $ 10,278                     $  9,733
  6/4/2006                 $ 10,278                     $  9,733
  6/5/2006                 $ 10,222                     $  9,744
  6/6/2006                 $ 10,065                     $  9,812
  6/7/2006                 $ 10,009                     $  9,843
  6/8/2006                 $  9,820                     $  9,941
  6/9/2006                 $  9,836                     $  9,927
 6/10/2006                 $  9,836                     $  9,927
 6/11/2006                 $  9,836                     $  9,927
 6/12/2006                 $  9,795                     $  9,942
 6/13/2006                 $  9,687                     $ 10,015
 6/14/2006                 $  9,763                     $  9,976
 6/15/2006                 $  9,832                     $  9,962
 6/16/2006                 $  9,828                     $  9,953
 6/17/2006                 $  9,828                     $  9,953
 6/18/2006                 $  9,828                     $  9,953
 6/19/2006                 $  9,719                     $  9,997
 6/20/2006                 $  9,759                     $  9,980
 6/21/2006                 $  9,876                     $  9,934
 6/22/2006                 $  9,679                     $ 10,005
 6/23/2006                 $  9,586                     $ 10,061
 6/24/2006                 $  9,586                     $ 10,061
 6/25/2006                 $  9,586                     $ 10,061
 6/26/2006                 $  9,671                     $ 10,016
 6/27/2006                 $  9,687                     $ 10,014
 6/28/2006                 $  9,651                     $ 10,032
 6/29/2006                 $  9,811                     $  9,950
 6/30/2006                 $  9,993                     $  9,862
  7/1/2006                 $  9,993                     $  9,862
  7/2/2006                 $  9,993                     $  9,862
  7/3/2006                 $  9,993                     $  9,866
  7/4/2006                 $  9,993                     $  9,861
  7/5/2006                 $  9,892                     $  9,913
  7/6/2006                 $  9,912                     $  9,884
  7/7/2006                 $ 10,041                     $  9,845
  7/8/2006                 $ 10,041                     $  9,845
  7/9/2006                 $ 10,041                     $  9,845
 7/10/2006                 $  9,900                     $  9,902
 7/11/2006                 $  9,916                     $  9,885
 7/12/2006                 $  9,783                     $  9,949
 7/13/2006                 $  9,791                     $  9,941
 7/14/2006                 $  9,727                     $  9,971
 7/15/2006                 $  9,727                     $  9,971
 7/16/2006                 $  9,727                     $  9,971
 7/17/2006                 $  9,538                     $ 10,078
 7/18/2006                 $  9,566                     $ 10,076
 7/19/2006                 $  9,687                     $ 10,020
 7/20/2006                 $  9,711                     $  9,985
 7/21/2006                 $  9,791                     $  9,951
 7/22/2006                 $  9,791                     $  9,951
 7/23/2006                 $  9,791                     $  9,951
 7/24/2006                 $  9,679                     $  9,999
 7/25/2006                 $  9,602                     $ 10,034
 7/26/2006                 $  9,816                     $  9,943
 7/27/2006                 $  9,775                     $  9,941
 7/28/2006                 $  9,912                     $  9,888
 7/29/2006                 $  9,912                     $  9,888
 7/30/2006                 $  9,912                     $  9,888
 7/31/2006                 $  9,944                     $  9,878
  8/1/2006                 $  9,968                     $  9,845
  8/2/2006                 $  9,952                     $  9,865
  8/3/2006                 $  9,985                     $  9,848
  8/4/2006                 $ 10,101                     $  9,795
  8/5/2006                 $ 10,101                     $  9,795
  8/6/2006                 $ 10,101                     $  9,795
  8/7/2006                 $ 10,045                     $  9,814
  8/8/2006                 $ 10,073                     $  9,824
  8/9/2006                 $ 10,069                     $  9,810
 8/10/2006                 $  9,936                     $  9,858
 8/11/2006                 $  9,852                     $  9,900
 8/12/2006                 $  9,852                     $  9,900
 8/13/2006                 $  9,852                     $  9,900
 8/14/2006                 $  9,820                     $  9,921
 8/15/2006                 $  9,948                     $  9,869
 8/16/2006                 $ 10,017                     $  9,830
 8/17/2006                 $  9,944                     $  9,848
 8/18/2006                 $  9,976                     $  9,854
 8/19/2006                 $  9,976                     $  9,854
 8/20/2006                 $  9,976                     $  9,854
 8/21/2006                 $ 10,033                     $  9,801
 8/22/2006                 $  9,920                     $  9,863
 8/23/2006                 $  9,932                     $  9,859
 8/24/2006                 $  9,896                     $  9,876
 8/25/2006                 $  9,876                     $  9,888
 8/26/2006                 $  9,876                     $  9,888
 8/27/2006                 $  9,876                     $  9,888
 8/28/2006                 $  9,940                     $  9,874
 8/29/2006                 $  9,960                     $  9,839
 8/30/2006                 $  9,940                     $  9,840
 8/31/2006                 $  9,916                     $  9,849
  9/1/2006                 $  9,993                     $  9,834
  9/2/2006                 $  9,993                     $  9,834
  9/3/2006                 $  9,993                     $  9,834
  9/4/2006                 $  9,993                     $  9,807
  9/5/2006                 $  9,936                     $  9,844
  9/6/2006                 $  9,916                     $  9,855
  9/7/2006                 $  9,807                     $  9,905
  9/8/2006                 $  9,739                     $  9,954
  9/9/2006                 $  9,739                     $  9,954
 9/10/2006                 $  9,739                     $  9,954
 9/11/2006                 $  9,731                     $  9,950
 9/12/2006                 $  9,751                     $  9,950
 9/13/2006                 $  9,743                     $  9,943
 9/14/2006                 $  9,783                     $  9,920
 9/15/2006                 $  9,723                     $  9,957
 9/16/2006                 $  9,723                     $  9,957
 9/17/2006                 $  9,723                     $  9,957
 9/18/2006                 $  9,759                     $  9,937
 9/19/2006                 $  9,727                     $  9,953
 9/20/2006                 $  9,771                     $  9,937
 9/21/2006                 $  9,932                     $  9,867
 9/22/2006                 $  9,896                     $  9,862
 9/23/2006                 $  9,896                     $  9,862
 9/24/2006                 $  9,896                     $  9,862
 9/25/2006                 $  9,860                     $  9,888
 9/26/2006                 $  9,771                     $  9,917
 9/27/2006                 $  9,799                     $  9,924
 9/28/2006                 $  9,799                     $  9,933
 9/29/2006                 $  9,711                     $  9,963
 9/30/2006                 $  9,711                     $  9,963
 10/1/2006                 $  9,711                     $  9,963
 10/2/2006                 $  9,836                     $  9,913
 10/3/2006                 $  9,795                     $  9,926
 10/4/2006                 $  9,743                     $  9,941
 10/5/2006                 $  9,723                     $  9,950
 10/6/2006                 $  9,582                     $ 10,017
 10/7/2006                 $  9,582                     $ 10,017
 10/8/2006                 $  9,582                     $ 10,017
 10/9/2006                 $  9,594                     $ 10,023
10/10/2006                 $  9,506                     $ 10,078
10/11/2006                 $  9,457                     $ 10,089
10/12/2006                 $  9,534                     $ 10,066
10/13/2006                 $  9,445                     $ 10,089
10/14/2006                 $  9,445                     $ 10,089
10/15/2006                 $  9,445                     $ 10,089
10/16/2006                 $  9,526                     $ 10,075
10/17/2006                 $  9,554                     $ 10,060
10/18/2006                 $  9,530                     $ 10,061
10/19/2006                 $  9,679                     $  9,987
10/20/2006                 $  9,630                     $  9,991
10/21/2006                 $  9,630                     $  9,991
10/22/2006                 $  9,630                     $  9,991
10/23/2006                 $  9,534                     $ 10,042
10/24/2006                 $  9,586                     $ 10,041
10/25/2006                 $  9,638                     $ 10,003
10/26/2006                 $  9,755                     $  9,947
10/27/2006                 $  9,803                     $  9,909
10/28/2006                 $  9,803                     $  9,909
10/29/2006                 $  9,803                     $  9,909
10/30/2006                 $  9,807                     $  9,912
10/31/2006                 $  9,876                     $  9,881
 11/1/2006                 $  9,856                     $  9,892
 11/2/2006                 $  9,876                     $  9,883
 11/3/2006                 $  9,755                     $  9,926
 11/4/2006                 $  9,755                     $  9,926
 11/5/2006                 $  9,755                     $  9,926
 11/6/2006                 $  9,767                     $  9,931
 11/7/2006                 $  9,860                     $  9,893
 11/8/2006                 $  9,848                     $  9,891
 11/9/2006                 $  9,916                     $  9,865
11/10/2006                 $  9,944                     $  9,852
11/11/2006                 $  9,944                     $  9,852
11/12/2006                 $  9,944                     $  9,852
11/13/2006                 $  9,832                     $  9,887
11/14/2006                 $  9,896                     $  9,878
11/15/2006                 $  9,840                     $  9,882
11/16/2006                 $  9,799                     $  9,900
11/17/2006                 $  9,880                     $  9,880
11/18/2006                 $  9,880                     $  9,880
11/19/2006                 $  9,880                     $  9,880
11/20/2006                 $  9,836                     $  9,892
11/21/2006                 $  9,880                     $  9,871
11/22/2006                 $ 10,033                     $  9,789
11/23/2006                 $ 10,033                     $  9,781
11/24/2006                 $ 10,254                     $  9,688
11/25/2006                 $ 10,254                     $  9,688
11/26/2006                 $ 10,254                     $  9,688
11/27/2006                 $ 10,306                     $  9,670
11/28/2006                 $ 10,383                     $  9,627
11/29/2006                 $ 10,282                     $  9,669
11/30/2006                 $ 10,419                     $  9,606
 12/1/2006                 $ 10,540                     $  9,552
 12/2/2006                 $ 10,540                     $  9,552
 12/3/2006                 $ 10,540                     $  9,552
 12/4/2006                 $ 10,536                     $  9,546
 12/5/2006                 $ 10,500                     $  9,555
 12/6/2006                 $ 10,431                     $  9,582
 12/7/2006                 $ 10,435                     $  9,584
 12/8/2006                 $ 10,294                     $  9,646
 12/9/2006                 $ 10,294                     $  9,646
12/10/2006                 $ 10,294                     $  9,646
12/11/2006                 $ 10,363                     $  9,633
12/12/2006                 $ 10,427                     $  9,605
12/13/2006                 $ 10,290                     $  9,649
12/14/2006                 $ 10,202                     $  9,693
12/15/2006                 $ 10,121                     $  9,733
12/16/2006                 $ 10,121                     $  9,733
12/17/2006                 $ 10,121                     $  9,733
12/18/2006                 $ 10,133                     $  9,728
12/19/2006                 $ 10,294                     $  9,664
12/20/2006                 $ 10,242                     $  9,676
12/21/2006                 $ 10,218                     $  9,680
12/22/2006                 $ 10,170                     $  9,706
12/23/2006                 $ 10,170                     $  9,706
12/24/2006                 $ 10,170                     $  9,706
12/25/2006                 $ 10,170                     $  9,706
12/26/2006                 $ 10,105                     $  9,735
12/27/2006                 $ 10,178                     $  9,724
12/28/2006                 $ 10,182                     $  9,707
12/29/2006                 $ 10,246                     $  9,687
12/30/2006                 $ 10,246                     $  9,687
12/31/2006                 $ 10,246                     $  9,687
  1/1/2007                 $ 10,246                     $  9,687
  1/2/2007                 $ 10,246                     $  9,643
  1/3/2007                 $ 10,129                     $  9,719
  1/4/2007                 $ 10,049                     $  9,767
  1/5/2007                 $  9,964                     $  9,802
  1/6/2007                 $  9,964                     $  9,802
  1/7/2007                 $  9,964                     $  9,802
  1/8/2007                 $  9,993                     $  9,794
  1/9/2007                 $  9,964                     $  9,815
 1/10/2007                 $  9,868                     $  9,852
 1/11/2007                 $  9,840                     $  9,876
 1/12/2007                 $  9,920                     $  9,846
 1/13/2007                 $  9,920                     $  9,846
 1/14/2007                 $  9,920                     $  9,846
 1/15/2007                 $  9,920                     $  9,837
 1/16/2007                 $  9,896                     $  9,851
 1/17/2007                 $  9,928                     $  9,837
 1/18/2007                 $  9,924                     $  9,833
 1/19/2007                 $  9,948                     $  9,827
 1/20/2007                 $  9,948                     $  9,827
 1/21/2007                 $  9,948                     $  9,827
 1/22/2007                 $  9,896                     $  9,848
 1/23/2007                 $ 10,005                     $  9,805
 1/24/2007                 $  9,920                     $  9,836
 1/25/2007                 $  9,856                     $  9,856
 1/26/2007                 $  9,828                     $  9,870
 1/27/2007                 $  9,828                     $  9,870
 1/28/2007                 $  9,828                     $  9,870
 1/29/2007                 $  9,884                     $  9,854
 1/30/2007                 $  9,912                     $  9,843
 1/31/2007                 $ 10,013                     $  9,797
  2/1/2007                 $  9,993                     $  9,802
  2/2/2007                 $  9,888                     $  9,839
  2/3/2007                 $  9,888                     $  9,839
  2/4/2007                 $  9,888                     $  9,839
  2/5/2007                 $  9,884                     $  9,853
  2/6/2007                 $  9,968                     $  9,817
  2/7/2007                 $  9,972                     $  9,810
  2/8/2007                 $  9,968                     $  9,808
  2/9/2007                 $  9,904                     $  9,830
 2/10/2007                 $  9,904                     $  9,830
 2/11/2007                 $  9,904                     $  9,830
 2/12/2007                 $  9,868                     $  9,858
 2/13/2007                 $  9,976                     $  9,808
 2/14/2007                 $ 10,109                     $  9,749
 2/15/2007                 $ 10,121                     $  9,734
 2/16/2007                 $ 10,097                     $  9,735
 2/17/2007                 $ 10,097                     $  9,735
 2/18/2007                 $ 10,097                     $  9,735
 2/19/2007                 $ 10,097                     $  9,730
 2/20/2007                 $ 10,097                     $  9,749
 2/21/2007                 $ 10,069                     $  9,753
 2/22/2007                 $ 10,037                     $  9,767
 2/23/2007                 $ 10,125                     $  9,734
 2/24/2007                 $ 10,125                     $  9,734
 2/25/2007                 $ 10,125                     $  9,734
 2/26/2007                 $ 10,129                     $  9,720
 2/27/2007                 $ 10,258                     $  9,665
 2/28/2007                 $ 10,198                     $  9,678
  3/1/2007                 $ 10,154                     $  9,701
  3/2/2007                 $ 10,158                     $  9,698
  3/3/2007                 $ 10,158                     $  9,698
  3/4/2007                 $ 10,158                     $  9,698
  3/5/2007                 $ 10,049                     $  9,748
  3/6/2007                 $ 10,117                     $  9,733
  3/7/2007                 $ 10,190                     $  9,702
  3/8/2007                 $ 10,061                     $  9,743
  3/9/2007                 $ 10,053                     $  9,757
 3/10/2007                 $ 10,053                     $  9,757
 3/11/2007                 $ 10,053                     $  9,757
 3/12/2007                 $ 10,162                     $  9,714
 3/13/2007                 $ 10,186                     $  9,694
 3/14/2007                 $ 10,190                     $  9,686
 3/15/2007                 $ 10,190                     $  9,687
 3/16/2007                 $ 10,319                     $  9,634
 3/17/2007                 $ 10,319                     $  9,634
 3/18/2007                 $ 10,319                     $  9,634
 3/19/2007                 $ 10,234                     $  9,653
 3/20/2007                 $ 10,343                     $  9,620
 3/21/2007                 $ 10,403                     $  9,585
 3/22/2007                 $ 10,315                     $  9,622
 3/23/2007                 $ 10,290                     $  9,644
 3/24/2007                 $ 10,290                     $  9,644
 3/25/2007                 $ 10,290                     $  9,644
 3/26/2007                 $ 10,351                     $  9,621
 3/27/2007                 $ 10,351                     $  9,613
 3/28/2007                 $ 10,311                     $  9,616
 3/29/2007                 $ 10,306                     $  9,622
 3/30/2007                 $ 10,387                     $  9,604
 3/31/2007                 $ 10,387                     $  9,604

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      DYNAMIC WEAKENING
   DATE              DOLLAR FUND H-CLASS           U.S. DOLLAR INDEX
 5/25/2005                 $ 10,000                     $ 10,000
 5/26/2005                 $  9,876                     $ 10,058
 5/27/2005                 $  9,960                     $ 10,008
 5/28/2005                 $  9,960                     $ 10,008
 5/29/2005                 $  9,960                     $ 10,008
 5/30/2005                 $  9,960                     $ 10,068
 5/31/2005                 $  9,664                     $ 10,163
  6/1/2005                 $  9,528                     $ 10,204
  6/2/2005                 $  9,656                     $ 10,162
  6/3/2005                 $  9,620                     $ 10,196
  6/4/2005                 $  9,620                     $ 10,196
  6/5/2005                 $  9,620                     $ 10,196
  6/6/2005                 $  9,728                     $ 10,145
  6/7/2005                 $  9,768                     $ 10,132
  6/8/2005                 $  9,628                     $ 10,177
  6/9/2005                 $  9,632                     $ 10,199
 6/10/2005                 $  9,504                     $ 10,271
 6/11/2005                 $  9,504                     $ 10,271
 6/12/2005                 $  9,504                     $ 10,271
 6/13/2005                 $  9,436                     $ 10,301
 6/14/2005                 $  9,364                     $ 10,342
 6/15/2005                 $  9,512                     $ 10,263
 6/16/2005                 $  9,516                     $ 10,265
 6/17/2005                 $  9,724                     $ 10,151
 6/18/2005                 $  9,724                     $ 10,151
 6/19/2005                 $  9,724                     $ 10,151
 6/20/2005                 $  9,512                     $ 10,248
 6/21/2005                 $  9,604                     $ 10,205
 6/22/2005                 $  9,500                     $ 10,256
 6/23/2005                 $  9,404                     $ 10,321
 6/24/2005                 $  9,480                     $ 10,281
 6/25/2005                 $  9,480                     $ 10,281
 6/26/2005                 $  9,480                     $ 10,281
 6/27/2005                 $  9,528                     $ 10,243
 6/28/2005                 $  9,392                     $ 10,306
 6/29/2005                 $  9,388                     $ 10,320
 6/30/2005                 $  9,404                     $ 10,317
  7/1/2005                 $  9,176                     $ 10,438
  7/2/2005                 $  9,176                     $ 10,438
  7/3/2005                 $  9,176                     $ 10,438
  7/4/2005                 $  9,176                     $ 10,476
  7/5/2005                 $  9,116                     $ 10,474
  7/6/2005                 $  9,124                     $ 10,467
  7/7/2005                 $  9,132                     $ 10,455
  7/8/2005                 $  9,168                     $ 10,452
  7/9/2005                 $  9,168                     $ 10,452
 7/10/2005                 $  9,168                     $ 10,452
 7/11/2005                 $  9,296                     $ 10,360
 7/12/2005                 $  9,552                     $ 10,232
 7/13/2005                 $  9,352                     $ 10,336
 7/14/2005                 $  9,308                     $ 10,362
 7/15/2005                 $  9,264                     $ 10,390
 7/16/2005                 $  9,264                     $ 10,390
 7/17/2005                 $  9,264                     $ 10,390
 7/18/2005                 $  9,260                     $ 10,381
 7/19/2005                 $  9,212                     $ 10,405
 7/20/2005                 $  9,328                     $ 10,346
 7/21/2005                 $  9,436                     $ 10,299
 7/22/2005                 $  9,264                     $ 10,381
 7/23/2005                 $  9,264                     $ 10,381
 7/24/2005                 $  9,264                     $ 10,381
 7/25/2005                 $  9,288                     $ 10,373
 7/26/2005                 $  9,196                     $ 10,423
 7/27/2005                 $  9,248                     $ 10,391
 7/28/2005                 $  9,352                     $ 10,346
 7/29/2005                 $  9,340                     $ 10,347
 7/30/2005                 $  9,340                     $ 10,347
 7/31/2005                 $  9,340                     $ 10,347
  8/1/2005                 $  9,448                     $ 10,294
  8/2/2005                 $  9,468                     $ 10,279
  8/3/2005                 $  9,620                     $ 10,190
  8/4/2005                 $  9,676                     $ 10,168
  8/5/2005                 $  9,620                     $ 10,198
  8/6/2005                 $  9,620                     $ 10,198
  8/7/2005                 $  9,620                     $ 10,198
  8/8/2005                 $  9,608                     $ 10,182
  8/9/2005                 $  9,652                     $ 10,178
 8/10/2005                 $  9,688                     $ 10,146
 8/11/2005                 $  9,856                     $ 10,087
 8/12/2005                 $  9,820                     $ 10,073
 8/13/2005                 $  9,820                     $ 10,073
 8/14/2005                 $  9,820                     $ 10,073
 8/15/2005                 $  9,748                     $ 10,112
 8/16/2005                 $  9,756                     $ 10,120
 8/17/2005                 $  9,596                     $ 10,191
 8/18/2005                 $  9,476                     $ 10,255
 8/19/2005                 $  9,480                     $ 10,261
 8/20/2005                 $  9,480                     $ 10,261
 8/21/2005                 $  9,480                     $ 10,261
 8/22/2005                 $  9,572                     $ 10,207
 8/23/2005                 $  9,588                     $ 10,200
 8/24/2005                 $  9,636                     $ 10,181
 8/25/2005                 $  9,672                     $ 10,149
 8/26/2005                 $  9,620                     $ 10,175
 8/27/2005                 $  9,620                     $ 10,175
 8/28/2005                 $  9,620                     $ 10,175
 8/29/2005                 $  9,564                     $ 10,220
 8/30/2005                 $  9,516                     $ 10,232
 8/31/2005                 $  9,704                     $ 10,142
  9/1/2005                 $  9,908                     $ 10,023
  9/2/2005                 $  9,964                     $  9,994
  9/3/2005                 $  9,964                     $  9,994
  9/4/2005                 $  9,964                     $  9,994
  9/5/2005                 $  9,964                     $  9,990
  9/6/2005                 $  9,888                     $ 10,025
  9/7/2005                 $  9,812                     $ 10,072
  9/8/2005                 $  9,804                     $ 10,080
  9/9/2005                 $  9,844                     $ 10,063
 9/10/2005                 $  9,844                     $ 10,063
 9/11/2005                 $  9,844                     $ 10,063
 9/12/2005                 $  9,672                     $ 10,154
 9/13/2005                 $  9,632                     $ 10,162
 9/14/2005                 $  9,652                     $ 10,153
 9/15/2005                 $  9,548                     $ 10,206
 9/16/2005                 $  9,584                     $ 10,198
 9/17/2005                 $  9,584                     $ 10,198
 9/18/2005                 $  9,584                     $ 10,198
 9/19/2005                 $  9,492                     $ 10,242
 9/20/2005                 $  9,440                     $ 10,261
 9/21/2005                 $  9,572                     $ 10,207
 9/22/2005                 $  9,476                     $ 10,256
 9/23/2005                 $  9,308                     $ 10,340
 9/24/2005                 $  9,308                     $ 10,340
 9/25/2005                 $  9,308                     $ 10,340
 9/26/2005                 $  9,340                     $ 10,320
 9/27/2005                 $  9,228                     $ 10,376
 9/28/2005                 $  9,264                     $ 10,361
 9/29/2005                 $  9,276                     $ 10,353
 9/30/2005                 $  9,260                     $ 10,367
 10/1/2005                 $  9,260                     $ 10,367
 10/2/2005                 $  9,260                     $ 10,367
 10/3/2005                 $  9,128                     $ 10,438
 10/4/2005                 $  9,148                     $ 10,434
 10/5/2005                 $  9,164                     $ 10,420
 10/6/2005                 $  9,432                     $ 10,268
 10/7/2005                 $  9,340                     $ 10,327
 10/8/2005                 $  9,340                     $ 10,327
 10/9/2005                 $  9,340                     $ 10,327
10/10/2005                 $  9,280                     $ 10,360
10/11/2005                 $  9,180                     $ 10,419
10/12/2005                 $  9,232                     $ 10,380
10/13/2005                 $  9,200                     $ 10,401
10/14/2005                 $  9,292                     $ 10,360
10/15/2005                 $  9,292                     $ 10,360
10/16/2005                 $  9,292                     $ 10,360
10/17/2005                 $  9,172                     $ 10,400
10/18/2005                 $  9,108                     $ 10,456
10/19/2005                 $  9,168                     $ 10,422
10/20/2005                 $  9,192                     $ 10,397
10/21/2005                 $  9,080                     $ 10,459
10/22/2005                 $  9,080                     $ 10,459
10/23/2005                 $  9,080                     $ 10,459
10/24/2005                 $  9,144                     $ 10,435
10/25/2005                 $  9,304                     $ 10,335
10/26/2005                 $  9,228                     $ 10,364
10/27/2005                 $  9,340                     $ 10,318
10/28/2005                 $  9,244                     $ 10,375
10/29/2005                 $  9,244                     $ 10,375
10/30/2005                 $  9,244                     $ 10,375
10/31/2005                 $  9,136                     $ 10,431
 11/1/2005                 $  9,148                     $ 10,432
 11/2/2005                 $  9,196                     $ 10,390
 11/3/2005                 $  9,056                     $ 10,474
 11/4/2005                 $  8,880                     $ 10,569
 11/5/2005                 $  8,880                     $ 10,569
 11/6/2005                 $  8,880                     $ 10,569
 11/7/2005                 $  8,868                     $ 10,572
 11/8/2005                 $  8,872                     $ 10,581
 11/9/2005                 $  8,828                     $ 10,596
11/10/2005                 $  8,728                     $ 10,664
11/11/2005                 $  8,780                     $ 10,652
11/12/2005                 $  8,780                     $ 10,652
11/13/2005                 $  8,780                     $ 10,652
11/14/2005                 $  8,736                     $ 10,669
11/15/2005                 $  8,760                     $ 10,665
11/16/2005                 $  8,660                     $ 10,693
11/17/2005                 $  8,756                     $ 10,640
11/18/2005                 $  8,760                     $ 10,646
11/19/2005                 $  8,760                     $ 10,646
11/20/2005                 $  8,760                     $ 10,646
11/21/2005                 $  8,732                     $ 10,658
11/22/2005                 $  8,848                     $ 10,596
11/23/2005                 $  8,872                     $ 10,581
11/24/2005                 $  8,872                     $ 10,608
11/25/2005                 $  8,732                     $ 10,659
11/26/2005                 $  8,732                     $ 10,659
11/27/2005                 $  8,732                     $ 10,659
11/28/2005                 $  8,912                     $ 10,536
11/29/2005                 $  8,812                     $ 10,610
11/30/2005                 $  8,832                     $ 10,605
 12/1/2005                 $  8,772                     $ 10,633
 12/2/2005                 $  8,768                     $ 10,646
 12/3/2005                 $  8,768                     $ 10,646
 12/4/2005                 $  8,768                     $ 10,646
 12/5/2005                 $  8,852                     $ 10,594
 12/6/2005                 $  8,848                     $ 10,589
 12/7/2005                 $  8,760                     $ 10,642
 12/8/2005                 $  8,900                     $ 10,569
 12/9/2005                 $  8,896                     $ 10,567
12/10/2005                 $  8,896                     $ 10,567
12/11/2005                 $  8,896                     $ 10,567
12/12/2005                 $  9,072                     $ 10,460
12/13/2005                 $  9,048                     $ 10,467
12/14/2005                 $  9,164                     $ 10,403
12/15/2005                 $  9,136                     $ 10,425
12/16/2005                 $  9,192                     $ 10,389
12/17/2005                 $  9,192                     $ 10,389
12/18/2005                 $  9,192                     $ 10,389
12/19/2005                 $  9,160                     $ 10,408
12/20/2005                 $  8,956                     $ 10,513
12/21/2005                 $  8,920                     $ 10,532
12/22/2005                 $  8,960                     $ 10,506
12/23/2005                 $  8,982                     $ 10,513
12/24/2005                 $  8,982                     $ 10,513
12/25/2005                 $  8,982                     $ 10,513
12/26/2005                 $  8,982                     $ 10,513
12/27/2005                 $  8,902                     $ 10,561
12/28/2005                 $  8,874                     $ 10,563
12/29/2005                 $  8,898                     $ 10,550
12/30/2005                 $  8,890                     $ 10,558
12/31/2005                 $  8,890                     $ 10,558
  1/1/2006                 $  8,890                     $ 10,558
  1/2/2006                 $  8,890                     $ 10,558
  1/3/2006                 $  9,159                     $ 10,404
  1/4/2006                 $  9,304                     $ 10,323
  1/5/2006                 $  9,252                     $ 10,345
  1/6/2006                 $  9,356                     $ 10,296
  1/7/2006                 $  9,356                     $ 10,296
  1/8/2006                 $  9,356                     $ 10,296
  1/9/2006                 $  9,280                     $ 10,336
 1/10/2006                 $  9,268                     $ 10,345
 1/11/2006                 $  9,332                     $ 10,306
 1/12/2006                 $  9,208                     $ 10,358
 1/13/2006                 $  9,348                     $ 10,294
 1/14/2006                 $  9,348                     $ 10,294
 1/15/2006                 $  9,348                     $ 10,294
 1/16/2006                 $  9,348                     $ 10,321
 1/17/2006                 $  9,280                     $ 10,342
 1/18/2006                 $  9,248                     $ 10,336
 1/19/2006                 $  9,236                     $ 10,352
 1/20/2006                 $  9,316                     $ 10,303
 1/21/2006                 $  9,316                     $ 10,303
 1/22/2006                 $  9,316                     $ 10,303
 1/23/2006                 $  9,554                     $ 10,185
 1/24/2006                 $  9,513                     $ 10,198
 1/25/2006                 $  9,441                     $ 10,229
 1/26/2006                 $  9,405                     $ 10,263
 1/27/2006                 $  9,240                     $ 10,344
 1/28/2006                 $  9,240                     $ 10,344
 1/29/2006                 $  9,240                     $ 10,344
 1/30/2006                 $  9,216                     $ 10,356
 1/31/2006                 $  9,332                     $ 10,302
  2/1/2006                 $  9,196                     $ 10,366
  2/2/2006                 $  9,228                     $ 10,354
  2/3/2006                 $  9,111                     $ 10,410
  2/4/2006                 $  9,111                     $ 10,410
  2/5/2006                 $  9,111                     $ 10,410
  2/6/2006                 $  9,022                     $ 10,456
  2/7/2006                 $  9,051                     $ 10,451
  2/8/2006                 $  9,027                     $ 10,473
  2/9/2006                 $  9,067                     $ 10,456
 2/10/2006                 $  8,982                     $ 10,486
 2/11/2006                 $  8,982                     $ 10,486
 2/12/2006                 $  8,982                     $ 10,486
 2/13/2006                 $  8,994                     $ 10,485
 2/14/2006                 $  9,010                     $ 10,485
 2/15/2006                 $  8,946                     $ 10,506
 2/16/2006                 $  8,938                     $ 10,507
 2/17/2006                 $  9,014                     $ 10,497
 2/18/2006                 $  9,014                     $ 10,497
 2/19/2006                 $  9,014                     $ 10,497
 2/20/2006                 $  9,014                     $ 10,471
 2/21/2006                 $  8,974                     $ 10,486
 2/22/2006                 $  8,974                     $ 10,500
 2/23/2006                 $  9,027                     $ 10,468
 2/24/2006                 $  8,966                     $ 10,493
 2/25/2006                 $  8,966                     $ 10,493
 2/26/2006                 $  8,966                     $ 10,493
 2/27/2006                 $  8,962                     $ 10,496
 2/28/2006                 $  9,083                     $ 10,435
  3/1/2006                 $  9,055                     $ 10,448
  3/2/2006                 $  9,196                     $ 10,372
  3/3/2006                 $  9,175                     $ 10,383
  3/4/2006                 $  9,175                     $ 10,383
  3/5/2006                 $  9,175                     $ 10,383
  3/6/2006                 $  9,115                     $ 10,410
  3/7/2006                 $  8,930                     $ 10,512
  3/8/2006                 $  8,978                     $ 10,495
  3/9/2006                 $  8,954                     $ 10,510
 3/10/2006                 $  8,894                     $ 10,521
 3/11/2006                 $  8,894                     $ 10,521
 3/12/2006                 $  8,894                     $ 10,521
 3/13/2006                 $  8,990                     $ 10,485
 3/14/2006                 $  9,091                     $ 10,423
 3/15/2006                 $  9,151                     $ 10,388
 3/16/2006                 $  9,272                     $ 10,315
 3/17/2006                 $  9,304                     $ 10,298
 3/18/2006                 $  9,304                     $ 10,298
 3/19/2006                 $  9,304                     $ 10,298
 3/20/2006                 $  9,272                     $ 10,322
 3/21/2006                 $  9,123                     $ 10,379
 3/22/2006                 $  9,127                     $ 10,390
 3/23/2006                 $  9,002                     $ 10,476
 3/24/2006                 $  9,079                     $ 10,431
 3/25/2006                 $  9,079                     $ 10,431
 3/26/2006                 $  9,079                     $ 10,431
 3/27/2006                 $  9,051                     $ 10,431
 3/28/2006                 $  9,006                     $ 10,452
 3/29/2006                 $  9,051                     $ 10,447
 3/30/2006                 $  9,228                     $ 10,352
 3/31/2006                 $  9,131                     $ 10,391
  4/1/2006                 $  9,131                     $ 10,391
  4/2/2006                 $  9,131                     $ 10,391
  4/3/2006                 $  9,151                     $ 10,380
  4/4/2006                 $  9,308                     $ 10,287
  4/5/2006                 $  9,348                     $ 10,264
  4/6/2006                 $  9,268                     $ 10,302
  4/7/2006                 $  9,115                     $ 10,387
  4/8/2006                 $  9,115                     $ 10,387
  4/9/2006                 $  9,115                     $ 10,387
 4/10/2006                 $  9,147                     $ 10,382
 4/11/2006                 $  9,212                     $ 10,358
 4/12/2006                 $  9,139                     $ 10,379
 4/13/2006                 $  9,151                     $ 10,375
 4/14/2006                 $  9,151                     $ 10,375
 4/15/2006                 $  9,151                     $ 10,375
 4/16/2006                 $  9,151                     $ 10,375
 4/17/2006                 $  9,352                     $ 10,265
 4/18/2006                 $  9,417                     $ 10,219
 4/19/2006                 $  9,534                     $ 10,167
 4/20/2006                 $  9,405                     $ 10,220
 4/21/2006                 $  9,481                     $ 10,197
 4/22/2006                 $  9,481                     $ 10,197
 4/23/2006                 $  9,481                     $ 10,197
 4/24/2006                 $  9,590                     $ 10,127
 4/25/2006                 $  9,602                     $ 10,112
 4/26/2006                 $  9,646                     $ 10,101
 4/27/2006                 $  9,771                     $ 10,032
 4/28/2006                 $  9,916                     $  9,972
 4/29/2006                 $  9,916                     $  9,972
 4/30/2006                 $  9,916                     $  9,972
  5/1/2006                 $  9,912                     $  9,956
  5/2/2006                 $  9,960                     $  9,935
  5/3/2006                 $  9,956                     $  9,941
  5/4/2006                 $ 10,065                     $  9,885
  5/5/2006                 $ 10,113                     $  9,860
  5/6/2006                 $ 10,113                     $  9,860
  5/7/2006                 $ 10,113                     $  9,860
  5/8/2006                 $ 10,113                     $  9,870
  5/9/2006                 $ 10,194                     $  9,824
 5/10/2006                 $ 10,290                     $  9,786
 5/11/2006                 $ 10,310                     $  9,759
 5/12/2006                 $ 10,427                     $  9,717
 5/13/2006                 $ 10,427                     $  9,717
 5/14/2006                 $ 10,427                     $  9,717
 5/15/2006                 $ 10,202                     $  9,790
 5/16/2006                 $ 10,326                     $  9,748
 5/17/2006                 $ 10,153                     $  9,826
 5/18/2006                 $ 10,250                     $  9,787
 5/19/2006                 $ 10,125                     $  9,830
 5/20/2006                 $ 10,125                     $  9,830
 5/21/2006                 $ 10,125                     $  9,830
 5/22/2006                 $ 10,266                     $  9,768
 5/23/2006                 $ 10,286                     $  9,768
 5/24/2006                 $ 10,105                     $  9,838
 5/25/2006                 $ 10,169                     $  9,810
 5/26/2006                 $ 10,065                     $  9,862
 5/27/2006                 $ 10,065                     $  9,862
 5/28/2006                 $ 10,065                     $  9,862
 5/29/2006                 $ 10,065                     $  9,849
 5/30/2006                 $ 10,286                     $  9,760
 5/31/2006                 $ 10,190                     $  9,811
  6/1/2006                 $ 10,165                     $  9,819
  6/2/2006                 $ 10,359                     $  9,733
  6/3/2006                 $ 10,359                     $  9,733
  6/4/2006                 $ 10,359                     $  9,733
  6/5/2006                 $ 10,302                     $  9,744
  6/6/2006                 $ 10,145                     $  9,812
  6/7/2006                 $ 10,085                     $  9,843
  6/8/2006                 $  9,896                     $  9,941
  6/9/2006                 $  9,916                     $  9,927
 6/10/2006                 $  9,916                     $  9,927
 6/11/2006                 $  9,916                     $  9,927
 6/12/2006                 $  9,872                     $  9,942
 6/13/2006                 $  9,767                     $ 10,015
 6/14/2006                 $  9,839                     $  9,976
 6/15/2006                 $  9,908                     $  9,962
 6/16/2006                 $  9,908                     $  9,953
 6/17/2006                 $  9,908                     $  9,953
 6/18/2006                 $  9,908                     $  9,953
 6/19/2006                 $  9,799                     $  9,997
 6/20/2006                 $  9,839                     $  9,980
 6/21/2006                 $  9,960                     $  9,934
 6/22/2006                 $  9,759                     $ 10,005
 6/23/2006                 $  9,662                     $ 10,061
 6/24/2006                 $  9,662                     $ 10,061
 6/25/2006                 $  9,662                     $ 10,061
 6/26/2006                 $  9,751                     $ 10,016
 6/27/2006                 $  9,767                     $ 10,014
 6/28/2006                 $  9,731                     $ 10,032
 6/29/2006                 $  9,896                     $  9,950
 6/30/2006                 $ 10,077                     $  9,862
  7/1/2006                 $ 10,077                     $  9,862
  7/2/2006                 $ 10,077                     $  9,862
  7/3/2006                 $ 10,077                     $  9,866
  7/4/2006                 $ 10,077                     $  9,861
  7/5/2006                 $  9,976                     $  9,913
  7/6/2006                 $  9,996                     $  9,884
  7/7/2006                 $ 10,125                     $  9,845
  7/8/2006                 $ 10,125                     $  9,845
  7/9/2006                 $ 10,125                     $  9,845
 7/10/2006                 $  9,984                     $  9,902
 7/11/2006                 $ 10,000                     $  9,885
 7/12/2006                 $  9,868                     $  9,949
 7/13/2006                 $  9,876                     $  9,941
 7/14/2006                 $  9,811                     $  9,971
 7/15/2006                 $  9,811                     $  9,971
 7/16/2006                 $  9,811                     $  9,971
 7/17/2006                 $  9,618                     $ 10,078
 7/18/2006                 $  9,646                     $ 10,076
 7/19/2006                 $  9,771                     $ 10,020
 7/20/2006                 $  9,795                     $  9,985
 7/21/2006                 $  9,876                     $  9,951
 7/22/2006                 $  9,876                     $  9,951
 7/23/2006                 $  9,876                     $  9,951
 7/24/2006                 $  9,767                     $  9,999
 7/25/2006                 $  9,686                     $ 10,034
 7/26/2006                 $  9,900                     $  9,943
 7/27/2006                 $  9,864                     $  9,941
 7/28/2006                 $ 10,000                     $  9,888
 7/29/2006                 $ 10,000                     $  9,888
 7/30/2006                 $ 10,000                     $  9,888
 7/31/2006                 $ 10,033                     $  9,878
  8/1/2006                 $ 10,061                     $  9,845
  8/2/2006                 $ 10,041                     $  9,865
  8/3/2006                 $ 10,073                     $  9,848
  8/4/2006                 $ 10,194                     $  9,795
  8/5/2006                 $ 10,194                     $  9,795
  8/6/2006                 $ 10,194                     $  9,795
  8/7/2006                 $ 10,137                     $  9,814
  8/8/2006                 $ 10,165                     $  9,824
  8/9/2006                 $ 10,161                     $  9,810
 8/10/2006                 $ 10,029                     $  9,858
 8/11/2006                 $  9,944                     $  9,900
 8/12/2006                 $  9,944                     $  9,900
 8/13/2006                 $  9,944                     $  9,900
 8/14/2006                 $  9,912                     $  9,921
 8/15/2006                 $ 10,041                     $  9,869
 8/16/2006                 $ 10,109                     $  9,830
 8/17/2006                 $ 10,037                     $  9,848
 8/18/2006                 $ 10,073                     $  9,854
 8/19/2006                 $ 10,073                     $  9,854
 8/20/2006                 $ 10,073                     $  9,854
 8/21/2006                 $ 10,125                     $  9,801
 8/22/2006                 $ 10,012                     $  9,863
 8/23/2006                 $ 10,025                     $  9,859
 8/24/2006                 $  9,988                     $  9,876
 8/25/2006                 $  9,972                     $  9,888
 8/26/2006                 $  9,972                     $  9,888
 8/27/2006                 $  9,972                     $  9,888
 8/28/2006                 $ 10,037                     $  9,874
 8/29/2006                 $ 10,057                     $  9,839
 8/30/2006                 $ 10,037                     $  9,840
 8/31/2006                 $ 10,012                     $  9,849
  9/1/2006                 $ 10,089                     $  9,834
  9/2/2006                 $ 10,089                     $  9,834
  9/3/2006                 $ 10,089                     $  9,834
  9/4/2006                 $ 10,089                     $  9,807
  9/5/2006                 $ 10,033                     $  9,844
  9/6/2006                 $ 10,016                     $  9,855
  9/7/2006                 $  9,904                     $  9,905
  9/8/2006                 $  9,835                     $  9,954
  9/9/2006                 $  9,835                     $  9,954
 9/10/2006                 $  9,835                     $  9,954
 9/11/2006                 $  9,827                     $  9,950
 9/12/2006                 $  9,847                     $  9,950
 9/13/2006                 $  9,839                     $  9,943
 9/14/2006                 $  9,880                     $  9,920
 9/15/2006                 $  9,823                     $  9,957
 9/16/2006                 $  9,823                     $  9,957
 9/17/2006                 $  9,823                     $  9,957
 9/18/2006                 $  9,856                     $  9,937
 9/19/2006                 $  9,823                     $  9,953
 9/20/2006                 $  9,868                     $  9,937
 9/21/2006                 $ 10,033                     $  9,867
 9/22/2006                 $  9,996                     $  9,862
 9/23/2006                 $  9,996                     $  9,862
 9/24/2006                 $  9,996                     $  9,862
 9/25/2006                 $  9,960                     $  9,888
 9/26/2006                 $  9,872                     $  9,917
 9/27/2006                 $  9,900                     $  9,924
 9/28/2006                 $  9,900                     $  9,933
 9/29/2006                 $  9,807                     $  9,963
 9/30/2006                 $  9,807                     $  9,963
 10/1/2006                 $  9,807                     $  9,963
 10/2/2006                 $  9,936                     $  9,913
 10/3/2006                 $  9,896                     $  9,926
 10/4/2006                 $  9,843                     $  9,941
 10/5/2006                 $  9,823                     $  9,950
 10/6/2006                 $  9,682                     $ 10,017
 10/7/2006                 $  9,682                     $ 10,017
 10/8/2006                 $  9,682                     $ 10,017
 10/9/2006                 $  9,695                     $ 10,023
10/10/2006                 $  9,602                     $ 10,078
10/11/2006                 $  9,558                     $ 10,089
10/12/2006                 $  9,634                     $ 10,066
10/13/2006                 $  9,546                     $ 10,089
10/14/2006                 $  9,546                     $ 10,089
10/15/2006                 $  9,546                     $ 10,089
10/16/2006                 $  9,630                     $ 10,075
10/17/2006                 $  9,654                     $ 10,060
10/18/2006                 $  9,630                     $ 10,061
10/19/2006                 $  9,783                     $  9,987
10/20/2006                 $  9,735                     $  9,991
10/21/2006                 $  9,735                     $  9,991
10/22/2006                 $  9,735                     $  9,991
10/23/2006                 $  9,634                     $ 10,042
10/24/2006                 $  9,691                     $ 10,041
10/25/2006                 $  9,743                     $ 10,003
10/26/2006                 $  9,860                     $  9,947
10/27/2006                 $  9,912                     $  9,909
10/28/2006                 $  9,912                     $  9,909
10/29/2006                 $  9,912                     $  9,909
10/30/2006                 $  9,916                     $  9,912
10/31/2006                 $  9,984                     $  9,881
 11/1/2006                 $  9,964                     $  9,892
 11/2/2006                 $  9,984                     $  9,883
 11/3/2006                 $  9,864                     $  9,926
 11/4/2006                 $  9,864                     $  9,926
 11/5/2006                 $  9,864                     $  9,926
 11/6/2006                 $  9,872                     $  9,931
 11/7/2006                 $  9,968                     $  9,893
 11/8/2006                 $  9,956                     $  9,891
 11/9/2006                 $ 10,025                     $  9,865
11/10/2006                 $ 10,057                     $  9,852
11/11/2006                 $ 10,057                     $  9,852
11/12/2006                 $ 10,057                     $  9,852
11/13/2006                 $  9,940                     $  9,887
11/14/2006                 $ 10,004                     $  9,878
11/15/2006                 $  9,948                     $  9,882
11/16/2006                 $  9,912                     $  9,900
11/17/2006                 $  9,988                     $  9,880
11/18/2006                 $  9,988                     $  9,880
11/19/2006                 $  9,988                     $  9,880
11/20/2006                 $  9,948                     $  9,892
11/21/2006                 $  9,992                     $  9,871
11/22/2006                 $ 10,145                     $  9,789
11/23/2006                 $ 10,145                     $  9,781
11/24/2006                 $ 10,371                     $  9,688
11/25/2006                 $ 10,371                     $  9,688
11/26/2006                 $ 10,371                     $  9,688
11/27/2006                 $ 10,423                     $  9,670
11/28/2006                 $ 10,503                     $  9,627
11/29/2006                 $ 10,403                     $  9,669
11/30/2006                 $ 10,540                     $  9,606
 12/1/2006                 $ 10,664                     $  9,552
 12/2/2006                 $ 10,664                     $  9,552
 12/3/2006                 $ 10,664                     $  9,552
 12/4/2006                 $ 10,660                     $  9,546
 12/5/2006                 $ 10,620                     $  9,555
 12/6/2006                 $ 10,552                     $  9,582
 12/7/2006                 $ 10,556                     $  9,584
 12/8/2006                 $ 10,415                     $  9,646
 12/9/2006                 $ 10,415                     $  9,646
12/10/2006                 $ 10,415                     $  9,646
12/11/2006                 $ 10,483                     $  9,633
12/12/2006                 $ 10,548                     $  9,605
12/13/2006                 $ 10,411                     $  9,649
12/14/2006                 $ 10,322                     $  9,693
12/15/2006                 $ 10,238                     $  9,733
12/16/2006                 $ 10,238                     $  9,733
12/17/2006                 $ 10,238                     $  9,733
12/18/2006                 $ 10,254                     $  9,728
12/19/2006                 $ 10,419                     $  9,664
12/20/2006                 $ 10,363                     $  9,676
12/21/2006                 $ 10,338                     $  9,680
12/22/2006                 $ 10,290                     $  9,706
12/23/2006                 $ 10,290                     $  9,706
12/24/2006                 $ 10,290                     $  9,706
12/25/2006                 $ 10,290                     $  9,706
12/26/2006                 $ 10,230                     $  9,735
12/27/2006                 $ 10,298                     $  9,724
12/28/2006                 $ 10,302                     $  9,707
12/29/2006                 $ 10,371                     $  9,687
12/30/2006                 $ 10,371                     $  9,687
12/31/2006                 $ 10,371                     $  9,687
  1/1/2007                 $ 10,371                     $  9,687
  1/2/2007                 $ 10,371                     $  9,643
  1/3/2007                 $ 10,254                     $  9,719
  1/4/2007                 $ 10,173                     $  9,767
  1/5/2007                 $ 10,089                     $  9,802
  1/6/2007                 $ 10,089                     $  9,802
  1/7/2007                 $ 10,089                     $  9,802
  1/8/2007                 $ 10,113                     $  9,794
  1/9/2007                 $ 10,085                     $  9,815
 1/10/2007                 $  9,988                     $  9,852
 1/11/2007                 $  9,960                     $  9,876
 1/12/2007                 $ 10,041                     $  9,846
 1/13/2007                 $ 10,041                     $  9,846
 1/14/2007                 $ 10,041                     $  9,846
 1/15/2007                 $ 10,041                     $  9,837
 1/16/2007                 $ 10,016                     $  9,851
 1/17/2007                 $ 10,053                     $  9,837
 1/18/2007                 $ 10,049                     $  9,833
 1/19/2007                 $ 10,073                     $  9,827
 1/20/2007                 $ 10,073                     $  9,827
 1/21/2007                 $ 10,073                     $  9,827
 1/22/2007                 $ 10,021                     $  9,848
 1/23/2007                 $ 10,133                     $  9,805
 1/24/2007                 $ 10,049                     $  9,836
 1/25/2007                 $  9,984                     $  9,856
 1/26/2007                 $  9,952                     $  9,870
 1/27/2007                 $  9,952                     $  9,870
 1/28/2007                 $  9,952                     $  9,870
 1/29/2007                 $ 10,012                     $  9,854
 1/30/2007                 $ 10,041                     $  9,843
 1/31/2007                 $ 10,141                     $  9,797
  2/1/2007                 $ 10,121                     $  9,802
  2/2/2007                 $ 10,016                     $  9,839
  2/3/2007                 $ 10,016                     $  9,839
  2/4/2007                 $ 10,016                     $  9,839
  2/5/2007                 $ 10,008                     $  9,853
  2/6/2007                 $ 10,101                     $  9,817
  2/7/2007                 $ 10,101                     $  9,810
  2/8/2007                 $ 10,097                     $  9,808
  2/9/2007                 $ 10,033                     $  9,830
 2/10/2007                 $ 10,033                     $  9,830
 2/11/2007                 $ 10,033                     $  9,830
 2/12/2007                 $  9,996                     $  9,858
 2/13/2007                 $ 10,109                     $  9,808
 2/14/2007                 $ 10,242                     $  9,749
 2/15/2007                 $ 10,254                     $  9,734
 2/16/2007                 $ 10,230                     $  9,735
 2/17/2007                 $ 10,230                     $  9,735
 2/18/2007                 $ 10,230                     $  9,735
 2/19/2007                 $ 10,230                     $  9,730
 2/20/2007                 $ 10,230                     $  9,749
 2/21/2007                 $ 10,202                     $  9,753
 2/22/2007                 $ 10,169                     $  9,767
 2/23/2007                 $ 10,262                     $  9,734
 2/24/2007                 $ 10,262                     $  9,734
 2/25/2007                 $ 10,262                     $  9,734
 2/26/2007                 $ 10,266                     $  9,720
 2/27/2007                 $ 10,399                     $  9,665
 2/28/2007                 $ 10,338                     $  9,678
  3/1/2007                 $ 10,290                     $  9,701
  3/2/2007                 $ 10,294                     $  9,698
  3/3/2007                 $ 10,294                     $  9,698
  3/4/2007                 $ 10,294                     $  9,698
  3/5/2007                 $ 10,186                     $  9,748
  3/6/2007                 $ 10,254                     $  9,733
  3/7/2007                 $ 10,330                     $  9,702
  3/8/2007                 $ 10,198                     $  9,743
  3/9/2007                 $ 10,190                     $  9,757
 3/10/2007                 $ 10,190                     $  9,757
 3/11/2007                 $ 10,190                     $  9,757
 3/12/2007                 $ 10,298                     $  9,714
 3/13/2007                 $ 10,322                     $  9,694
 3/14/2007                 $ 10,330                     $  9,686
 3/15/2007                 $ 10,330                     $  9,687
 3/16/2007                 $ 10,459                     $  9,634
 3/17/2007                 $ 10,459                     $  9,634
 3/18/2007                 $ 10,459                     $  9,634
 3/19/2007                 $ 10,379                     $  9,653
 3/20/2007                 $ 10,483                     $  9,620
 3/21/2007                 $ 10,548                     $  9,585
 3/22/2007                 $ 10,459                     $  9,622
 3/23/2007                 $ 10,435                     $  9,644
 3/24/2007                 $ 10,435                     $  9,644
 3/25/2007                 $ 10,435                     $  9,644
 3/26/2007                 $ 10,495                     $  9,621
 3/27/2007                 $ 10,495                     $  9,613
 3/28/2007                 $ 10,455                     $  9,616
 3/29/2007                 $ 10,451                     $  9,622
 3/30/2007                 $ 10,536                     $  9,604
 3/31/2007                 $ 10,536                     $  9,604

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

---------------------------------------------------------------------------------------------------------------------
                                         A-CLASS                              C-CLASS                  H-CLASS
                                        (05/25/05)                          (05/25/05)                (05/25/05)
---------------------------------------------------------------------------------------------------------------------
                           ONE      ONE      SINCE       SINCE       ONE       ONE      SINCE      ONE        SINCE
                          YEAR     YEAR*   INCEPTION   INCEPTION*    YEAR    YEAR**   INCEPTION    YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------
DYNAMIC WEAKENING FUND   15.33%    9.86%     2.86%        0.18%     14.46%   13.46%      2.07%    15.38%      2.86%
U.S. DOLLAR INDEX        -7.58%   -7.58%    -2.16%       -2.16%     -7.58%   -7.58%     -2.16%    -7.58%     -2.16%
---------------------------------------------------------------------------------------------------------------------

 *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE U.S DOLLAR INDEX IS AN UNMANAGED INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 53

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income and liquidity by investing in securities issued by the U.S. Government, its agencies or instrumentalities.

INCEPTION: December 1, 1993

Short-term money market yields rose during the first quarter of 2006 as the Federal Reserve continued its fight to keep inflation under control.

On May 10, 2006, at the Federal Open Market Committee Meeting, the Fed reported that inflationary pressures remained above its comfort level and increased the Fed Funds rate to 5.00% from 4.75%. At their June meeting, they hiked the rate to 5.25%--the 17th consecutive rate hike since mid-2004. Money market yields pushed higher.

Since June, a slowing economy, contraction of the housing market and mixed inflation data has kept the Fed on hold. The conflicting nature of Fed commentary led to market uncertainty and increased volatility. In mid-December through February, short-term rates moved slightly higher, as rising economic indicators gave credence to Fed inflation worries.

At the March FOMC meeting the Fed remained comfortably on hold, confirming that inflation was still its main concern. Through the remainder of the year, as markets appeared to have greater confidence in the Federal Reserve, money market rates stabilized.

Year-to-date the Rydex U.S. Government Money Market Fund Investor Class returned 4.26%.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                           U.S. GOVERNMENT MONEY
                                                                MARKET FUND
Repurchase Agreements                                              20.4%
Federal Home Loan Bank                                             26.1%
Freddie Mac                                                        18.5%
Fannie Mae                                                         13.1%
Farmer Mac                                                         12.7%
Federal Farm Credit Bank                                           10.4%

FADN -- Federal Agency Discount Notes.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                  December 1, 1993
Advisor Class                                                      April 1, 1998
A-Class                                                           March 31, 2004
C-Class                                                         October 19, 2000

The Fund invests principally in U.S. Government securities.


54 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

PERFORMANCE REPORTS AND FUND PROFILES  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
----------------------------------------------------------------------------------------------

                                              INVESTOR CLASS               ADVISOR CLASS
                                                (12/01/93)                  (04/01/98)
----------------------------------------------------------------------------------------------
                                           ONE      FIVE      TEN     ONE    FIVE      TEN
                                          YEAR      YEAR     YEAR    YEAR    YEAR     YEAR**
----------------------------------------------------------------------------------------------
U.S. Government Money Market Fund         4.26%     1.75%    2.98%   3.75%   1.34%     2.55%
----------------------------------------------------------------------------------------------

                                                 A-CLASS                C-CLASS
                                                (03/31/04)             (10/19/00)
----------------------------------------------------------------------------------------------
                                           ONE     SINCE      ONE     ONE    FIVE      SINCE
                                          YEAR   INCEPTION   YEAR    YEAR*   YEAR    INCEPTION
----------------------------------------------------------------------------------------------
U.S. Government Money Market Fund         4.01%    2.37%     3.24%   2.24%   1.05%     1.33%
----------------------------------------------------------------------------------------------

 *     RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

** REPRESENTS SYNTHETIC RETURNS THAT ARE BASED ON INVESTOR CLASS PERFORMANCE AND ADJUSTED FOR CLASS SPECIFIC FEES, AND ARE AS-OF MARCH 31, 1997. ADVISOR CLASS SHARES WERE OFFERED BEGINNING APRIL 1, 1998.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 55

                                [GRAPHIC OMITTED]

MASTER - FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


56 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 83.0%

FINANCIALS 17.9%
   INSURANCE 4.8%
   American International Group,
     Inc.                                                25,560   $   1,718,143
   MetLife, Inc.                                         21,140       1,334,991
   Hartford Financial Services Group,
     Inc.                                                11,470       1,096,303
   Travelers Cos., Inc.                                  19,590       1,014,174
   Lincoln National Corp.                                13,880         940,925
   ACE Ltd.                                              16,400         935,784
   Genworth Financial, Inc. --
     Class A+                                            25,320         884,681
   XL Capital Ltd.+                                      12,140         849,314
   Allstate Corp.                                        11,380         683,483
   Loews Corp.                                           12,550         570,147
                                                                  -------------
   TOTAL INSURANCE                                                   10,027,945
                                                                  -------------
   DIVERSIFIED FINANCIALS 4.5%
   Bank of America Corp.                                 74,510       3,801,501
   J.P. Morgan Chase & Co.+                              61,140       2,957,953
   Citigroup, Inc.                                       53,180       2,730,261
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                       9,489,715
                                                                  -------------
   BANKS 3.7%
   Wells Fargo & Co.+                                    64,020       2,204,209
   Wachovia Corp.                                        38,230       2,104,561
   PNC Financial Services Group,
     Inc.                                                13,920       1,001,822
   National City Corp.                                   25,770         959,933
   Regions Financial Corp.+                              22,000         778,140
   Zions Bancorporation                                   6,150         519,798
   U.S. Bancorp+                                          4,730         165,408
                                                                  -------------
   TOTAL BANKS                                                        7,733,871
                                                                  -------------
   CAPITAL MARKETS 2.6%
   Mellon Financial Corp.+                               21,550         929,667
   Charles Schwab Corp.+                                 49,810         911,025
   Ameriprise Financial, Inc.                            15,110         863,386
   E*Trade Financial Corp.*                              35,620         755,856
   Goldman Sachs Group, Inc.                              2,370         489,713
   Merrill Lynch & Co., Inc.+                             5,930         484,303
   Morgan Stanley                                         5,970         470,197
   Janus Capital Group, Inc.+                            21,580         451,238
                                                                  -------------
   TOTAL CAPITAL MARKETS                                              5,355,385
                                                                  -------------
   REAL ESTATE 0.8%
   ProLogis+                                             13,110         851,232
   Boston Properties, Inc.+                               5,080         596,392
   Host Hotels & Resorts, Inc.+                           7,010         184,433
                                                                  -------------
   TOTAL REAL ESTATE                                                  1,632,057
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 0.8%
   MGIC Investment Corp.+                                12,850         757,122
   Countrywide Financial Corp.+                          21,950         738,398
   Fannie Mae+                                            1,670          91,149
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   1,586,669
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   CONSUMER FINANCE 0.7%
   Capital One Financial Corp.+                          14,340   $   1,082,096
   American Express Co.                                   5,060         285,384
                                                                  -------------
   TOTAL CONSUMER FINANCE                                             1,367,480
                                                                  -------------
TOTAL FINANCIALS                                                     37,193,122
                                                                  -------------
INFORMATION TECHNOLOGY 12.3%
   COMPUTERS & PERIPHERALS 3.2%
   International Business Machines
     Corp.                                               27,500       2,592,150
   Hewlett-Packard Co.                                   54,690       2,195,257
   Lexmark International, Inc.*+                         11,750         686,905
   Apple Computer, Inc.*                                  6,550         608,561
   NCR Corp.*                                            11,237         536,791
   Dell, Inc.*                                            1,630          37,832
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                      6,657,496
                                                                  -------------
   SOFTWARE 2.7%
   Microsoft Corp.                                       93,100       2,594,697
   Oracle Corp.*                                         79,280       1,437,347
   Symantec Corp.*+                                      52,770         912,921
   Compuware Corp.*                                      72,760         690,492
                                                                  -------------
   TOTAL SOFTWARE                                                     5,635,457
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 2.1%
   Cisco Systems, Inc.*                                  57,790       1,475,378
   Motorola, Inc.                                        69,130       1,221,527
   Avaya, Inc.*                                          60,870         718,875
   Tellabs, Inc.*+                                       72,470         717,453
   Qualcomm, Inc.                                         5,280         225,245
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     4,358,478
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.9%
   Applied Materials, Inc.+                              56,488       1,034,860
   Intel Corp.                                           43,880         839,425
   Teradyne, Inc.*+                                      46,283         765,521
   Novellus Systems, Inc.*+                              23,354         747,795
   KLA-Tencor Corp.+                                      8,447         450,394
   Nvidia Corp.*                                          6,480         186,494
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT                                                        4,024,489
                                                                  -------------
   IT CONSULTING & SERVICES 1.3%
   First Data Corp.                                      37,760       1,015,744
   Convergys Corp.*                                      28,880         733,841
   Sabre Holdings Corp.                                  18,220         596,705
   Electronic Data Systems Corp.                          9,420         260,745
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                     2,607,035
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.7%
   VeriSign, Inc.*                                       31,043         779,800
   Google, Inc. -- Class A*                               1,420         650,587
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 1,430,387
                                                                  -------------
   OFFICE ELECTRONICS 0.4%
   Xerox Corp.*+                                         53,190         898,379
                                                                  -------------
   TOTAL OFFICE ELECTRONICS                                             898,379
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         25,611,721
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 57

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
HEALTH CARE 10.0%
   PHARMACEUTICALS 4.8%
   Pfizer, Inc.                                         123,960   $   3,131,230
   Johnson & Johnson, Inc.+                              31,050       1,871,073
   Schering-Plough Corp.                                 49,480       1,262,235
   Forest Laboratories, Inc.*+                           17,590         904,830
   Mylan Laboratories, Inc.+                             37,230         787,042
   King Pharmaceuticals, Inc.*+                          39,990         786,603
   Merck & Co., Inc.+                                    14,150         625,005
   Abbott Laboratories                                    8,060         449,748
   Wyeth                                                  4,410         220,632
   Bristol-Myers Squibb Co.                               1,070          29,703
   Eli Lilly & Co.+                                         280          15,039
                                                                  -------------
   TOTAL PHARMACEUTICALS                                             10,083,140
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 2.9%
   UnitedHealth Group, Inc.                              20,590       1,090,652
   Aetna, Inc.                                           22,380         980,020
   CIGNA Corp.                                            6,170         880,212
   Humana, Inc.*                                         13,570         787,331
   Quest Diagnostics, Inc.                               15,080         752,040
   AmerisourceBergen Corp.+                              13,650         720,038
   Coventry Health Care, Inc.*                           11,470         642,894
   Laboratory Corporation of
     America Holdings*                                    1,730         125,650
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             5,978,837
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Thermo Fisher Scientific, Inc.*                       20,810         972,868
   Zimmer Holdings, Inc.*                                11,300         965,133
   Boston Scientific Corp.*                              40,580         590,033
   Bausch & Lomb, Inc.                                    7,280         372,445
   Medtronic, Inc.+                                       1,840          90,270
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             2,990,749
                                                                  -------------
   BIOTECHNOLOGY 0.9%
   Amgen, Inc.*                                          23,630       1,320,444
   Biogen Idec, Inc.*                                    11,141         494,438
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                1,814,882
                                                                  -------------
TOTAL HEALTH CARE                                                    20,867,608
                                                                  -------------
INDUSTRIALS 9.5%
   INDUSTRIAL CONGLOMERATES 2.8%

   General Electric Co.                                 120,580       4,263,709
   Tyco International Ltd.                               48,290       1,523,550
   3M Co.+                                                1,180          90,187
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     5,877,446
                                                                  -------------
   AEROSPACE & DEFENSE 2.2%
   Lockheed Martin Corp.+                                11,910       1,155,508
   General Dynamics Corp.                                14,430       1,102,452
   Northrop Grumman Corp.                                14,100       1,046,502
   Raytheon Co.                                          12,290         644,734
   United Technologies Corp.                              5,090         330,850
   Boeing Co.                                             2,940         261,395
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                          4,541,441
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   MACHINERY 1.7%
   Eaton Corp.+                                          10,490   $     876,544
   Terex Corp.*                                          12,180         874,037
   Cummins, Inc.                                          5,750         832,140
   Dover Corp.                                           16,780         819,032
   Paccar, Inc.+                                          3,310         242,954
                                                                  -------------
   TOTAL MACHINERY                                                    3,644,707
                                                                  -------------
   ROAD & RAIL 1.5%
   Union Pacific Corp.                                   10,520       1,068,306
   Norfolk Southern Corp.                                19,980       1,010,988
   CSX Corp.                                             24,600         985,230
                                                                  -------------
   TOTAL ROAD & RAIL                                                  3,064,524
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Allied Waste Industries, Inc.*+                       58,410         735,382
   RR Donnelley & Sons Co.                               13,430         491,403
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,226,785
                                                                  -------------
   AIR FREIGHT & COURIERS 0.4%
   FedEx Corp.                                            4,830         518,887
   United Parcel Service, Inc. --
     Class B                                              4,820         337,882
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         856,769
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.3%
   Cooper Industries Ltd. -- Class A                     12,830         577,222
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           577,222
                                                                  -------------
TOTAL INDUSTRIALS                                                    19,788,894
                                                                  -------------
CONSUMER DISCRETIONARY 9.3%
   MEDIA 3.7%
   Walt Disney Co.                                       48,007       1,652,881
   Time Warner, Inc.                                     54,393       1,072,630
   CBS Corp.+                                            33,510       1,025,071
   Comcast Corp. -- Class A*+                            33,790         876,850
   Gannett Co., Inc.                                     14,370         808,887
   Meredith Corp.+                                       12,240         702,454
   EW Scripps Co. -- Class A                             15,470         691,200
   DIRECTV Group, Inc.*                                  25,050         577,903
   Tribune Co.+                                          11,300         362,843
   News Corp. -- Class A                                  1,040          24,045
                                                                  -------------
   TOTAL MEDIA                                                        7,794,764
                                                                  -------------
   SPECIALTY RETAIL 1.5%
   Sherwin-Williams Co.+                                 11,810         779,933
   OfficeMax, Inc.                                       14,460         762,620
   The Gap, Inc.                                         41,770         718,862
   Home Depot, Inc.+                                     10,350         380,259
   TJX Cos., Inc.+                                       14,020         377,979
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             3,019,653
                                                                  -------------
   MULTILINE RETAIL 1.4%
   Federated Department Stores,
     Inc.+                                               22,410       1,009,570
   Dillard's, Inc. -- Class A                            19,900         651,327
   Kohl's Corp.*+                                         7,150         547,761
   Big Lots, Inc.*+                                      11,640         364,099


58 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   J.C. Penney Co., Inc.+                                 2,550   $     209,508
   Target Corp.+                                            560          33,186
   Nordstrom, Inc.                                          549          29,092
                                                                  -------------
   TOTAL MULTILINE RETAIL                                             2,844,543
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.0%
   Wyndham Worldwide Corp.*                              22,138         756,013
   Hilton Hotels Corp.+                                  14,017         504,051
   Carnival Corp.+                                       10,656         499,340
   McDonald's Corp.                                       6,084         274,084
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                2,033,488
                                                                  -------------
   HOUSEHOLD DURABLES 0.9%
   Stanley Works                                         13,040         721,895
   KB HOME+                                              14,760         629,809
   Lennar Corp. -- Class A+                              14,410         608,246
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           1,959,950
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.3%
   IAC/InterActiveCorp*+                                 18,923         713,586
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                      713,586
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.2%
   Apollo Group, Inc. -- Class A*+                       10,710         470,169
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 470,169
                                                                  -------------
   AUTOMOBILES 0.2%
   Harley-Davidson, Inc.+                                 5,790         340,163
                                                                  -------------
   TOTAL AUTOMOBILES                                                    340,163
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Mattel, Inc.                                           6,638         183,010
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   183,010
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         19,359,326
                                                                  -------------
ENERGY 8.5%
   OIL & GAS 7.1%
   Exxon Mobil Corp.                                     80,660       6,085,797
   Chevron Corp.                                         22,658       1,675,786
   ConocoPhillips                                        22,610       1,545,393
   Valero Energy Corp.+                                  20,070       1,294,314
   Occidental Petroleum Corp.                            25,160       1,240,640
   Marathon Oil Corp.                                    12,340       1,219,562
   Anadarko Petroleum Corp.                              22,300         958,454
   El Paso Corp.                                         57,940         838,392
                                                                  -------------
   TOTAL OIL & GAS                                                   14,858,338
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.4%
   National-Oilwell Varco, Inc.*+                        12,240         952,149
   ENSCO International, Inc.+                            15,790         858,976
   Halliburton Co.                                       23,890         758,269
   Schlumberger Ltd.+                                     5,110         353,101
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  2,922,495
                                                                  -------------
TOTAL ENERGY                                                         17,780,833
                                                                  -------------
CONSUMER STAPLES 7.4%
   TOBACCO 1.9%
   Altria Group, Inc.                                    36,560       3,210,333
   Reynolds American, Inc.+                              13,260         827,557
                                                                  -------------
   TOTAL TOBACCO                                                      4,037,890
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   BEVERAGES 1.8%
   PepsiCo, Inc.                                         17,360   $   1,103,402
   Molson Coors Brewing Co. --
     Class B+                                             8,770         829,817
   Pepsi Bottling Group, Inc.+                           23,770         758,025
   Coca-Cola Co.                                         12,930         620,640
   Anheuser-Busch Cos., Inc.+                             6,760         341,110
                                                                  -------------
   TOTAL BEVERAGES                                                    3,652,994
                                                                  -------------
   FOOD & DRUG RETAILING 1.4%
   Kroger Co.                                            36,420       1,028,865
   Safeway, Inc.+                                        25,980         951,907
   Wal-Mart Stores, Inc.                                 19,640         922,098
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        2,902,870
                                                                  -------------
   HOUSEHOLD PRODUCTS 1.3%
   Procter & Gamble Co.                                  43,930       2,774,619
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                           2,774,619
                                                                  -------------
   FOOD PRODUCTS 1.0%
   Archer-Daniels-Midland Co.+                           27,760       1,018,792
   Dean Foods Co.*                                       16,190         756,721
   General Mills, Inc.                                    3,310         192,708
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                1,968,221
                                                                  -------------
TOTAL CONSUMER STAPLES                                               15,336,594
                                                                  -------------
UTILITIES 3.0%
   MULTI-UTILITIES 1.5%
   PG&E Corp.+                                           19,380         935,473
   DTE Energy Co.+                                       16,910         809,989
   CenterPoint Energy, Inc.+                             42,910         769,805
   Sempra Energy                                         11,110         677,821
                                                                  -------------
   TOTAL MULTI-UTILITIES                                              3,193,088
                                                                  -------------
   ELECTRIC UTILITIES 1.5%
   Duke Energy Corp.+                                    51,760       1,050,210
   Pinnacle West Capital Corp.                           15,020         724,715
   FirstEnergy Corp.+                                     9,120         604,109
   Edison International                                  11,910         585,138
   Allegheny Energy, Inc.*                                3,020         148,403
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           3,112,575
                                                                  -------------
TOTAL UTILITIES                                                       6,305,663
                                                                  -------------
TELECOMMUNICATION SERVICES 2.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
   AT&T, Inc.                                            66,430       2,619,335
   Verizon Communications, Inc.+                         22,130         839,170
   Embarq Corp.                                          14,690         827,781
   CenturyTel, Inc.+                                     16,700         754,673
   Windstream Corp.+                                      8,050         118,255
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                         5,159,214
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Alltel Corp.                                           5,240         324,880
   Sprint Nextel Corp.+                                  11,540         218,798
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            543,678
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      5,702,892
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 59

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONCLUDED)                              March 31, 2007
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS 2.4%
   METALS & MINING 0.9%
   United States Steel Corp.                              9,460   $     938,148
   Nucor Corp.+                                           9,620         626,550
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B                                5,377         355,904
                                                                  -------------
   TOTAL METALS & MINING                                              1,920,602
                                                                  -------------
   CHEMICALS 0.7%
   Ashland, Inc.                                         11,230         736,688
   E.I. du Pont de Nemours and
     Co.+                                                12,340         609,966
   Sigma-Aldrich Corp.                                    3,190         132,449
                                                                  -------------
   TOTAL CHEMICALS                                                    1,479,103
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.4%
   International Paper Co.+                              22,950         835,380
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                        835,380
                                                                  -------------
   CONTAINERS & PACKAGING 0.4%
   Temple-Inland, Inc.+                                  12,940         773,036
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         773,036
                                                                  -------------
TOTAL MATERIALS                                                       5,008,121
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $137,060,864)                                              172,954,774
                                                                  -------------
                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS 14.1%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                  $  8,338,693       8,338,693
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07++                                   6,380,471       6,380,471
   Lehman Brothers Holdings, Inc.
     issued 03/30/07 at 5.06%
     due 04/02/07++                                   2,587,723       2,587,723
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                     9,096,755       9,096,755
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                     3,032,252       3,032,252
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $29,435,894)                                                29,435,894
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 16.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              $ 34,230,953   $  34,230,953
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $34,230,953)                                                34,230,953
                                                                  -------------
TOTAL INVESTMENTS 113.6%
   (Cost $200,727,711)                                            $ 236,621,621
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (13.6)%                                         $ (28,290,871)
                                                                  =============
NET ASSETS - 100.0%                                               $ 208,330,750
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

June 2007 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $48,923,100)                                684   $     254,113
                                                                  -------------

                                                          UNITS
                                                   ------------
EQUITY INDEX SWAP AGREEMENTS
June 2007 S&P 500 Index
   Swap, Terminating 06/28/07**
   (Notional Market Value
   $63,839,263)                                          44,930   $     147,151
June 2007 S&P 500 Index
   Swap, Terminating 06/14/07**
   (Notional Market Value
   $26,657,963)                                          18,762         720,975
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $90,497,226)
                                                                  $     868,126
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


60 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 58.3%

FINANCIALS 12.4%
   DIVERSIFIED FINANCIALS 3.1%
   Citigroup, Inc.                                        2,260   $     116,029
   Bank of America Corp.                                  2,060         105,101
   J.P. Morgan Chase & Co.                                1,600          77,408
   Chicago Mercantile Exchange
     Holdings, Inc.                                          20          10,649
   Moody's Corp.                                            130           8,068
   CIT Group, Inc.                                           90           4,763
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         322,018
                                                                  -------------
   INSURANCE 2.7%
   American International Group, Inc.                     1,200          80,664
   MetLife, Inc.                                            350          22,102
   Prudential Financial, Inc.                               220          19,857
   Allstate Corp.                                           290          17,417
   Travelers Cos., Inc.                                     310          16,049
   Hartford Financial Services
     Group, Inc.                                            150          14,337
   Loews Corp.                                              248          11,267
   AFLAC, Inc.                                              230          10,824
   Chubb Corp.                                              190           9,817
   Lincoln National Corp.                                   130           8,813
   ACE Ltd.                                                 150           8,559
   Progressive Corp.                                        340           7,419
   Marsh & McLennan Cos., Inc.                              250           7,323
   Principal Financial Group, Inc.                          120           7,184
   Genworth Financial, Inc. --
     Class A                                                200           6,988
   XL Capital Ltd.                                           80           5,597
   Aon Corp.                                                140           5,314
   Ambac Financial Group, Inc.                               50           4,320
   MBIA, Inc.                                                60           3,929
   UnumProvident Corp.                                      160           3,685
   Cincinnati Financial Corp.                                80           3,392
   Torchmark Corp.                                           50           3,280
   SAFECO Corp.                                              45           2,989
                                                                  -------------
   TOTAL INSURANCE                                                      281,126
                                                                  -------------
   BANKS 2.3%
   Wells Fargo & Co.                                      1,560          53,711
   Wachovia Corp.                                           880          48,444
   U.S. Bancorp                                             820          28,675
   SunTrust Banks, Inc.                                     160          13,286
   Regions Financial Corp.                                  340          12,026
   PNC Financial Services Group, Inc.                       160          11,515
   BB&T Corp.                                               250          10,255
   Fifth Third Bancorp                                      260          10,059
   National City Corp.                                      270          10,058
   KeyCorp                                                  180           6,745
   M&T Bank Corp.                                            50           5,792
   Marshall & Ilsley Corp.                                  120           5,557
   Synovus Financial Corp.                                  150           4,851

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Comerica, Inc.                                            70   $       4,138
   Compass Bancshares, Inc.                                  60           4,128
   Zions Bancorporation                                      45           3,803
   Commerce Bancorp, Inc.                                    86           2,871
   First Horizon National Corp.                              60           2,492
   Huntington Bancshares, Inc.                              107           2,338
                                                                  -------------
   TOTAL BANKS                                                          240,744
                                                                  -------------
   CAPITAL MARKETS 2.2%
   Goldman Sachs Group, Inc.                                190          39,260
   Morgan Stanley                                           490          38,592
   Merrill Lynch & Co., Inc.                                410          33,485
   Lehman Brothers Holdings, Inc.                           240          16,817
   Franklin Resources, Inc.                                 121          14,620
   Bank of New York Co., Inc.                               350          14,192
   Charles Schwab Corp.                                     583          10,663
   State Street Corp.                                       150           9,712
   Bear Stearns Cos., Inc.                                   60           9,021
   Mellon Financial Corp.                                   190           8,197
   Ameriprise Financial, Inc.                               110           6,285
   Northern Trust Corp.                                     100           6,014
   T. Rowe Price Group, Inc.                                120           5,663
   Legg Mason, Inc.                                          60           5,653
   E*Trade Financial Corp.*                                 200           4,244
   Janus Capital Group, Inc.                                 90           1,882
   Federated Investors, Inc. --
     Class B                                                 50           1,836
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                226,136
                                                                  -------------
   REAL ESTATE 0.8%
   Simon Property Group, Inc.                               100          11,125
   Vornado Realty Trust                                      70           8,354
   ProLogis                                                 120           7,791
   Public Storage, Inc.                                      80           7,574
   Host Hotels & Resorts, Inc.                              250           6,577
   Equity Residential                                       136           6,559
   Boston Properties, Inc.                                   50           5,870
   KIMCO Realty Corp.                                       120           5,849
   Archstone-Smith Trust                                    100           5,428
   AvalonBay Communities, Inc.                               40           5,200
   Developers Diversified Realty
     Corp.                                                   60           3,774
   CB Richard Ellis Group, Inc. --
     Class A*                                               100           3,418
   Plum Creek Timber Co., Inc.
      (REIT)                                                 76           2,996
   Realogy Corp.*                                           100           2,961
   Apartment Investment &
     Management Co. -- Class A                               40           2,308
                                                                  -------------
   TOTAL REAL ESTATE                                                     85,784
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 0.8%
   Fannie Mae                                               450          24,561
   Freddie Mac                                              320          19,036
   Washington Mutual, Inc.                                  410          16,556


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 61

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Countrywide Financial Corp.                              270   $       9,083
   Sovereign Bancorp, Inc.                                  220           5,597
   Hudson City Bancorp, Inc.                                260           3,557
   MGIC Investment Corp.                                     40           2,357
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                      80,747
                                                                  -------------
   CONSUMER FINANCE 0.5%
   American Express Co.                                     550          31,020
   Capital One Financial Corp.                              190          14,337
   SLM Corp.                                                190           7,771
                                                                  -------------
   TOTAL CONSUMER FINANCE                                                53,128
                                                                  -------------
TOTAL FINANCIALS                                                      1,289,683
                                                                  -------------
INFORMATION TECHNOLOGY 8.9%
   SOFTWARE 2.1%
   Microsoft Corp.                                        4,508         125,638
   Oracle Corp.*                                          2,390          43,331
   Adobe Systems, Inc.*                                     270          11,259
   Symantec Corp.*                                          430           7,439
   Electronic Arts, Inc.*                                   140           7,050
   CA, Inc.                                                 240           6,218
   Intuit, Inc.*                                            160           4,378
   Autodesk, Inc.*                                          110           4,136
   BMC Software, Inc.*                                       90           2,771
   Citrix Systems, Inc.*                                     80           2,562
   Compuware Corp.*                                         150           1,424
   Novell, Inc.*                                            158           1,141
                                                                  -------------
   TOTAL SOFTWARE                                                       217,347
                                                                  -------------
   COMPUTERS & PERIPHERALS 2.1%
   International Business Machines
     Corp.                                                  690          65,039
   Hewlett-Packard Co.                                    1,230          49,372
   Apple Computer, Inc.*                                    398          36,978
   Dell, Inc.*                                            1,050          24,371
   EMC Corp.*                                               970          13,435
   Sun Microsystems, Inc.*                                1,658           9,965
   Network Appliance, Inc.*                                 170           6,208
   SanDisk Corp.*                                           100           4,380
   NCR Corp.*                                                80           3,822
   Lexmark International, Inc.*                              40           2,338
   QLogic Corp.*                                             70           1,190
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        217,098
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 1.5%
   Cisco Systems, Inc.*                                   2,780          70,973
   Qualcomm, Inc.                                           760          32,422
   Motorola, Inc.                                         1,100          19,437
   Corning, Inc.*                                           720          16,373
   Juniper Networks, Inc.*                                  260           5,117
   Avaya, Inc.*                                             210           2,480
   Tellabs, Inc.*                                           200           1,980
   JDS Uniphase Corp.*                                       96           1,462
   Ciena Corp.*                                              40           1,118
   ADC Telecommunications, Inc.*                             50             837
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       152,199
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.4%
   Intel Corp.                                            2,660   $      50,886
   Texas Instruments, Inc.                                  660          19,866
   Applied Materials, Inc.                                  640          11,725
   Broadcom Corp. -- Class A*                               250           8,017
   Analog Devices, Inc.                                     150           5,173
   KLA-Tencor Corp.                                          90           4,799
   Nvidia Corp.*                                            160           4,605
   Linear Technology Corp.                                  140           4,423
   Maxim Integrated Products, Inc.                          150           4,410
   Micron Technology, Inc.*                                 350           4,228
   LSI Logic Corp.*                                         370           3,863
   Xilinx, Inc.                                             150           3,860
   National Semiconductor Corp.                             150           3,621
   Advanced Micro Devices, Inc.*                            258           3,369
   Altera Corp.*                                            160           3,198
   Novellus Systems, Inc.*                                   60           1,921
   Teradyne, Inc.*                                           90           1,489
   PMC-Sierra, Inc.*                                        100             701
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT                                                          140,154
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 1.0%
   Google, Inc. -- Class A*                                 140          64,142
   eBay, Inc.*                                              630          20,885
   Yahoo!, Inc.*                                            620          19,400
   VeriSign, Inc.*                                          110           2,763
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   107,190
                                                                  -------------

   IT CONSULTING & SERVICES 0.6%
   Automatic Data Processing, Inc.                          250          12,100
   First Data Corp.                                         350           9,415
   Western Union Co.                                        360           7,902
   Paychex, Inc.                                            180           6,816
   Electronic Data Systems Corp.                            237           6,560
   Cognizant Technology Solutions
     Corp. -- Class A*                                       70           6,179
   Fiserv, Inc.*                                             80           4,245
   Computer Sciences Corp.*                                  80           4,170
   Fidelity National Information
     Services, Inc.                                          90           4,091
   Affiliated Computer Services,
     Inc. -- Class A*                                        50           2,944
   Convergys Corp.*                                          60           1,525
   Unisys Corp.*                                            160           1,349
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                        67,296
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
   Agilent Technologies, Inc.*                              190           6,401
   Molex, Inc.                                               80           2,256
   Jabil Circuit, Inc.                                      100           2,141
   Solectron Corp.*                                         420           1,323
   Tektronix, Inc.                                           40           1,126
   Sanmina-SCI Corp.*                                       240             869
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              14,116
                                                                  -------------


62 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                             440   $       7,431
                                                                  -------------
   TOTAL OFFICE ELECTRONICS                                               7,431
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                            922,831
                                                                  -------------
HEALTH CARE 6.8%
   PHARMACEUTICALS 3.6%
   Pfizer, Inc.                                           3,260          82,348
   Johnson & Johnson, Inc.                                1,330          80,146
   Merck & Co., Inc.                                      1,000          44,170
   Abbott Laboratories                                      710          39,618
   Wyeth                                                    620          31,019
   Eli Lilly & Co.                                          520          27,929
   Bristol-Myers Squibb Co.                                 928          25,761
   Schering-Plough Corp.                                    690          17,602
   Allergan, Inc.                                            70           7,757
   Forest Laboratories, Inc.*                               150           7,716
   Mylan Laboratories, Inc.                                 110           2,325
   King Pharmaceuticals, Inc.*                              110           2,164
   Barr Pharmaceuticals, Inc.*                               45           2,086
   Watson Pharmaceuticals, Inc.*                             50           1,321
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                371,962
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 1.3%
   UnitedHealth Group, Inc.                                 620          32,841
   WellPoint, Inc.*                                         280          22,708
   Cardinal Health, Inc.                                    180          13,131
   Aetna, Inc.                                              240          10,510
   Medco Health Solutions, Inc.*                            130           9,429
   McKesson Corp.                                           140           8,196
   CIGNA Corp.                                               40           5,706
   Express Scripts, Inc.*                                    60           4,843
   AmerisourceBergen Corp.                                   90           4,747
   Humana, Inc.*                                             80           4,642
   Quest Diagnostics, Inc.                                   90           4,488
   Laboratory Corporation of
     America Holdings*                                       60           4,358
   Coventry Health Care, Inc.*                               70           3,924
   IMS Health, Inc.                                          90           2,669
   Patterson Cos., Inc.*                                     60           2,129
   Manor Care, Inc.                                          30           1,631
   Tenet Healthcare Corp.*                                  220           1,415
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               137,367
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Medtronic, Inc.                                          530          26,002
   Baxter International, Inc.                               300          15,801
   Stryker Corp.                                            188          12,468
   Boston Scientific Corp.*                                 680           9,887
   Zimmer Holdings, Inc.*                                   110           9,395
   Thermo Fisher Scientific, Inc.*                          190           8,883
   Becton, Dickinson & Co.                                  110           8,458
   St. Jude Medical, Inc.*                                  160           6,018
   Biomet, Inc.                                             110           4,674
   C.R. Bard, Inc.                                           50           3,976
   Waters Corp.*                                             50           2,900

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Varian Medical Systems, Inc.*                             60   $       2,861
   Hospira, Inc.*                                            66           2,699
   Bausch & Lomb, Inc.                                       30           1,535
   PerkinElmer, Inc.                                         60           1,453
   Millipore Corp.*                                          20           1,449
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               118,459
                                                                  -------------
   BIOTECHNOLOGY 0.7%
   Amgen, Inc.*                                             540          30,175
   Gilead Sciences, Inc.*                                   210          16,065
   Celgene Corp.*                                           170           8,918
   Genzyme Corp.*                                           120           7,202
   Biogen Idec, Inc.*                                       160           7,101
   Medimmune, Inc.*                                         110           4,003
   Applera Corp. - Applied
     Biosystems Group                                        80           2,366
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                   75,830
                                                                  -------------
TOTAL HEALTH CARE                                                       703,618
                                                                  -------------
CONSUMER DISCRETIONARY 6.3%
   MEDIA 2.1%
   Comcast Corp. -- Class A*                              1,430          37,108
   Time Warner, Inc.                                      1,760          34,707
   News Corp. -- Class A                                  1,460          33,755
   Walt Disney Co.                                          940          32,364
   Viacom, Inc. -- Class B*                                 320          13,155
   DIRECTV Group, Inc.*                                     570          13,150
   CBS Corp.                                                340          10,401
   McGraw-Hill Cos., Inc.                                   160          10,061
   Omnicom Group, Inc.                                       80           8,190
   Clear Channel Communications,
     Inc.                                                   230           8,059
   Gannett Co., Inc.                                        110           6,192
   EW Scripps Co. -- Class A                                 80           3,574
   Tribune Co.                                              110           3,532
   Interpublic Group of Cos., Inc.*                         218           2,684
   New York Times Co. -- Class A                             70           1,646
   Dow Jones & Co., Inc.                                     40           1,379
   Meredith Corp.                                            20           1,148
                                                                  -------------
   TOTAL MEDIA                                                          221,105
                                                                  -------------
   SPECIALTY RETAIL 1.2%
   Home Depot, Inc.                                         940          34,536
   Lowe's Cos., Inc.                                        700          22,043
   Best Buy Co., Inc.                                       220          10,718
   Staples, Inc.                                            330           8,527
   The Gap, Inc.                                            370           6,368
   TJX Cos., Inc.                                           210           5,662
   Bed Bath & Beyond, Inc.*                                 130           5,222
   Limited Brands, Inc.                                     180           4,691
   Office Depot, Inc.*                                      130           4,568
   Sherwin-Williams Co.                                      60           3,962
   AutoZone, Inc.*                                           25           3,204
   Abercrombie & Fitch Co. --
     Class A                                                 40           3,027
   Tiffany & Co.                                             56           2,547


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 63

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   AutoNation, Inc.*                                        100   $       2,124
   RadioShack Corp.                                          60           1,622
   OfficeMax, Inc.                                           30           1,582
   Circuit City Stores, Inc.                                 80           1,482
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                               121,885
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 0.9%
   McDonald's Corp.                                         550          24,777
   Carnival Corp.                                           290          13,589
   Starbucks Corp.*                                         350          10,976
   Marriott International, Inc. --
     Class A                                                180           8,813
   Harrah's Entertainment, Inc.                              86           7,263
   Yum! Brands, Inc.                                        120           6,931
   Starwood Hotels & Resorts
     Worldwide, Inc.                                        100           6,485
   Hilton Hotels Corp.                                      180           6,473
   International Game Technology,
     Inc.                                                   158           6,380
   Wyndham Worldwide Corp.*                                  90           3,074
   Darden Restaurants, Inc.                                  70           2,883
   Wendy's International, Inc.                               40           1,252
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                   98,896
                                                                  -------------
   MULTILINE RETAIL 0.8%
   Target Corp.                                             400          23,704
   Sears Holdings Corp.*                                     70          12,611
   Kohl's Corp.*                                            150          11,492
   Federated Department Stores,
     Inc.                                                   240          10,812
   J.C. Penney Co., Inc.                                    100           8,216
   Nordstrom, Inc.                                          120           6,353
   Dollar General Corp.                                     140           2,961
   Family Dollar Stores, Inc.                                70           2,073
   Big Lots, Inc.*                                           50           1,564
   Dillard's, Inc. -- Class A                                40           1,309
                                                                  -------------
   TOTAL MULTILINE RETAIL                                                81,095
                                                                  -------------
   HOUSEHOLD DURABLES 0.4%
   Fortune Brands, Inc.                                      70           5,517
   Newell Rubbermaid, Inc.                                  130           4,042
   Whirlpool Corp.                                           40           3,396
   Pulte Homes, Inc.                                        120           3,175
   D.R. Horton, Inc.                                        140           3,080
   Lennar Corp. -- Class A                                   70           2,955
   Centex Corp.                                              60           2,507
   Black & Decker Corp.                                      30           2,449
   Harman International Industries,
     Inc.                                                    25           2,402
   Stanley Works                                             40           2,214
   Leggett & Platt, Inc.                                     80           1,814
   KB HOME                                                   40           1,707
   Snap-On, Inc.                                             30           1,443
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                              36,701
                                                                  -------------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B                                    120          12,751
   Coach, Inc.*                                             168           8,408

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Polo Ralph Lauren Corp.                                   50   $       4,407
   VF Corp.                                                  50           4,131
   Liz Claiborne, Inc.                                       50           2,143
   Jones Apparel Group, Inc.                                 50           1,537
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                              33,377
                                                                  -------------
   AUTOMOBILES 0.2%
   General Motors Corp.                                     260           7,967
   Harley-Davidson, Inc.                                    120           7,050
   Ford Motor Co.                                           870           6,864
                                                                  -------------
   TOTAL AUTOMOBILES                                                     21,881
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.1%
   Amazon.com, Inc.*                                        190           7,560
   IAC/InterActiveCorp*                                     130           4,902
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                       12,462
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Mattel, Inc.                                             180           4,963
   Eastman Kodak Co.                                        130           2,933
   Hasbro, Inc.                                              70           2,003
   Brunswick Corp.                                           40           1,274
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    11,173
                                                                  -------------
   AUTO COMPONENTS 0.1%
   Johnson Controls, Inc.                                    86           8,138
   Goodyear Tire & Rubber Co.*                               80           2,495
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                 10,633
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Apollo Group, Inc. -- Class A*                            80           3,512
   H&R Block, Inc.                                          150           3,156
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                   6,668
                                                                  -------------
   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                         80           3,920
                                                                  -------------
   TOTAL DISTRIBUTORS                                                     3,920
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                            659,796
                                                                  -------------
INDUSTRIALS 6.2%
   INDUSTRIAL CONGLOMERATES 2.2%
   General Electric Co.                                   4,740         167,606
   Tyco International Ltd.                                  910          28,711
   3M Co.                                                   340          25,986
   Textron, Inc.                                             60           5,388
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       227,691
                                                                  -------------
   AEROSPACE & DEFENSE 1.4%
   Boeing Co.                                               360          32,008
   United Technologies Corp.                                460          29,900
   Lockheed Martin Corp.                                    190          18,434
   Honeywell International, Inc.                            370          17,042
   General Dynamics Corp.                                   188          14,363
   Northrop Grumman Corp.                                   160          11,875
   Raytheon Co.                                             210          11,017
   Rockwell Collins, Inc.                                    80           5,354
   L-3 Communications Holdings,
     Inc.                                                    60           5,248
   Goodrich Corp.                                            60           3,089
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            148,330
                                                                  -------------


64 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   MACHINERY 0.9%
   Caterpillar, Inc.                                        300   $      20,109
   Illinois Tool Works, Inc.                                260          13,416
   Deere & Co.                                              100          10,864
   Danaher Corp.                                            140          10,003
   Paccar, Inc.                                             110           8,074
   Ingersoll-Rand Co. -- Class A                            140           6,072
   Eaton Corp.                                               70           5,849
   ITT Industries, Inc.                                      80           4,826
   Dover Corp.                                               90           4,393
   Parker Hannifin Corp.                                     50           4,315
   Terex Corp.*                                              50           3,588
   Cummins, Inc.                                             20           2,894
   Pall Corp.                                                60           2,280
                                                                  -------------
   TOTAL MACHINERY                                                       96,683
                                                                  -------------

   AIR FREIGHT & COURIERS 0.5%
   United Parcel Service, Inc. --
     Class B                                                490          34,349
   FedEx Corp.                                              140          15,040
   CH Robinson Worldwide, Inc.                               80           3,820
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                          53,209
                                                                  -------------

   ROAD & RAIL 0.4%
   Burlington Northern Santa Fe
     Corp.                                                  168          13,513
   Union Pacific Corp.                                      120          12,186
   Norfolk Southern Corp.                                   180           9,108
   CSX Corp.                                                200           8,010
   Ryder System, Inc.                                        30           1,480
                                                                  -------------
   TOTAL ROAD & RAIL                                                     44,297
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Waste Management, Inc.                                   250           8,602
   Pitney Bowes, Inc.                                       100           4,539
   RR Donnelley & Sons Co.                                  100           3,659
   Avery Dennison Corp.                                      50           3,213
   Robert Half International, Inc.                           80           2,961
   Monster Worldwide, Inc.*                                  60           2,842
   Cintas Corp.                                              65           2,347
   Allied Waste Industries, Inc.*                           165           2,077
   Equifax, Inc.                                             55           2,005
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                  32,245
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.2%
   Emerson Electric Co.                                     370          15,943
   Rockwell Automation, Inc.                                 80           4,790
   Cooper Industries Ltd. -- Class A                         70           3,149
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                            23,882
                                                                  -------------

   BUILDING PRODUCTS 0.1%
   Masco Corp.                                              180           4,932
   American Standard Cos., Inc.                              90           4,772
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                                9,704
                                                                  -------------

   AIRLINES 0.1%
   Southwest Airlines Co.                                   360           5,292
                                                                  -------------
   TOTAL AIRLINES                                                         5,292
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.                                               40   $       3,589
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                       3,589
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                       40           3,090
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                 3,090
                                                                  -------------
TOTAL INDUSTRIALS                                                       648,012
                                                                  -------------

CONSUMER STAPLES 6.0%
   FOOD & DRUG RETAILING 1.7%
   Wal-Mart Stores, Inc.                                  1,920          90,144
   CVS Corp.                                                714          24,376
   Walgreen Co.                                             460          21,110
   Costco Wholesale Corp.                                   210          11,306
   Sysco Corp.                                              280           9,472
   Kroger Co.                                               330           9,323
   Safeway, Inc.                                            200           7,328
   Supervalu, Inc.                                           98           3,829
   Whole Foods Market, Inc.                                  60           2,691
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                          179,579
                                                                  -------------

   BEVERAGES 1.3%
   Coca-Cola Co.                                          1,069          51,312
   PepsiCo, Inc.                                            750          47,670
   Anheuser-Busch Cos., Inc.                                350          17,661
   Coca-Cola Enterprises, Inc.                              217           4,394
   Brown-Forman Corp. -- Class B                             60           3,934
   Molson Coors Brewing Co. --
     Class B                                                 40           3,785
   Pepsi Bottling Group, Inc.                                98           3,125
   Constellation Brands, Inc. --
     Class A*                                               110           2,330
                                                                  -------------
   TOTAL BEVERAGES                                                      134,211
                                                                  -------------

   HOUSEHOLD PRODUCTS 1.2%
   Procter & Gamble Co.                                   1,450          91,582
   Colgate-Palmolive Co.                                    240          16,030
   Kimberly-Clark Corp.                                     210          14,383
   Clorox Co.                                                70           4,458
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                             126,453
                                                                  -------------

   TOBACCO 1.0%
   Altria Group, Inc.                                       970          85,176
   Reynolds American, Inc.                                  136           8,488
   UST, Inc.                                                 70           4,058
                                                                  -------------
   TOTAL TOBACCO                                                         97,722
                                                                  -------------

   FOOD PRODUCTS 0.7%
   Archer-Daniels-Midland Co.                               300          11,010
   General Mills, Inc.                                      160           9,315
   Kellogg Co.                                              180           9,257
   H.J. Heinz Co.                                           150           7,068
   Campbell Soup Co.                                        180           7,011
   WM Wrigley Jr Co.                                        130           6,621
   Hershey Co.                                              110           6,013
   Sara Lee Corp.                                           340           5,753
   ConAgra Foods, Inc.                                      230           5,729


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 65

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Tyson Foods, Inc. -- Class A                             160   $       3,106
   Dean Foods Co.*                                           60           2,804
   McCormick & Co., Inc.*                                    60           2,311
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                   75,998
                                                                  -------------

   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.                                      200           7,452
   Estee Lauder Cos., Inc. -- Class A                        90           4,396
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                               11,848
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  625,811
                                                                  -------------

ENERGY 5.7%
   OIL & GAS 4.7%
   Exxon Mobil Corp.                                      2,620         197,679
   Chevron Corp.                                            990          73,221
   ConocoPhillips                                           760          51,946
   Occidental Petroleum Corp.                               390          19,231
   Valero Energy Corp.                                      280          18,057
   Marathon Oil Corp.                                       160          15,813
   Devon Energy Corp.                                       200          13,844
   Apache Corp.                                             150          10,605
   XTO Energy, Inc.                                         170           9,318
   Anadarko Petroleum Corp.                                 210           9,026
   Williams Cos., Inc.                                      280           7,969
   EOG Resources, Inc.                                      110           7,847
   Hess Corp.                                               140           7,766
   Spectra Energy Corp.                                     290           7,618
   Chesapeake Energy Corp.                                  210           6,485
   Kinder Morgan, Inc.                                       55           5,855
   Peabody Energy Corp.                                     120           4,829
   Murphy Oil Corp.                                          90           4,806
   El Paso Corp.                                            320           4,630
   Sunoco, Inc.                                              60           4,226
   Consol Energy, Inc.                                       80           3,130
                                                                  -------------
   TOTAL OIL & GAS                                                      483,901
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 1.0%
   Schlumberger Ltd.                                        540          37,314
   Halliburton Co.                                          460          14,600
   Transocean, Inc.*                                        130          10,621
   Baker Hughes, Inc.                                       150           9,919
   Weatherford International Ltd.*                          160           7,216
   National-Oilwell Varco, Inc.*                             76           5,912
   Noble Corp.                                               56           4,406
   Smith International, Inc.                                 90           4,325
   BJ Services Co.                                          140           3,906
   Nabors Industries Ltd.*                                  130           3,857
   ENSCO International, Inc.                                 70           3,808
   Rowan Cos., Inc.                                          50           1,624
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    107,508
                                                                  -------------
TOTAL ENERGY                                                            591,409
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
   AT&T, Inc.                                             2,880   $     113,558
   Verizon Communications, Inc.                           1,340          50,813
   Qwest Communications
     International, Inc.*                                   860           7,731
   Embarq Corp.                                              70           3,945
   Windstream Corp.                                         220           3,232
   Citizens Communications Co.                              160           2,392
   CenturyTel, Inc.                                          50           2,260
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                           183,931
                                                                  -------------

   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   Sprint Nextel Corp.                                    1,340          25,406
   Alltel Corp.                                             170          10,540
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                             35,946
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        219,877
                                                                  -------------

UTILITIES 2.1%
   ELECTRIC UTILITIES 1.2%
   Exelon Corp.                                             310          21,300
   TXU Corp.                                                210          13,461
   Southern Co.                                             340          12,461
   Duke Energy Corp.                                        580          11,768
   FPL Group, Inc.                                          190          11,622
   FirstEnergy Corp.                                        150           9,936
   Entergy Corp.                                             90           9,443
   American Electric Power Co., Inc.                        180           8,775
   Edison International                                     150           7,369
   PPL Corp.                                                180           7,362
   Progress Energy, Inc.                                    120           6,053
   Allegheny Energy, Inc.*                                   80           3,931
   Pinnacle West Capital Corp.                               50           2,413
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                             125,894
                                                                  -------------

   MULTI-UTILITIES 0.9%
   Dominion Resources, Inc.                                 160          14,203
   Public Service Enterprise Group,
     Inc.                                                   120           9,965
   PG&E Corp.                                               160           7,723
   Sempra Energy                                            120           7,321
   Constellation Energy Group, Inc.*                         80           6,956
   AES Corp.*                                               308           6,628
   Consolidated Edison, Inc.                                120           6,127
   Ameren Corp.                                              95           4,779
   Xcel Energy, Inc.                                        190           4,691
   DTE Energy Co.                                            80           3,832
   KeySpan Corp.                                             80           3,292
   NiSource, Inc.                                           130           3,177
   CenterPoint Energy, Inc.                                 150           2,691
   Dynegy, Inc. -- Class A*                                 230           2,130
   CMS Energy Corp.                                         100           1,780
   TECO Energy, Inc.                                        100           1,721
   Integrys Energy Group Inc                                 30           1,666
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                 88,682
                                                                  -------------


66 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   GAS UTILITIES 0.0%
   Questar Corp.                                             40  $        3,569
   Nicor, Inc.                                               20             968
                                                                  -------------
   TOTAL GAS UTILITIES                                                    4,537
                                                                  -------------
TOTAL UTILITIES                                                         219,113
                                                                  -------------

MATERIALS 1.8%
   CHEMICALS 0.9%
   E.I. du Pont de Nemours and Co.                          430          21,255
   Dow Chemical Co.                                         440          20,179
   Monsanto Co.                                             250          13,740
   Praxair, Inc.                                            150           9,444
   Air Products & Chemicals, Inc.                            97           7,174
   PPG Industries, Inc.                                      80           5,625
   Rohm & Haas Co.                                          100           5,172
   Ecolab, Inc.                                             116           4,988
   Eastman Chemical Co.                                      40           2,533
   Sigma-Aldrich Corp.                                       60           2,491
   Ashland, Inc.                                             30           1,968
   International Flavors & Fragrances,
     Inc.                                                    40           1,889
   Hercules, Inc.*                                           50             977
                                                                  -------------
   TOTAL CHEMICALS                                                       97,435
                                                                  -------------

   METALS & MINING 0.5%
   Alcoa, Inc.                                              400          13,560
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B                                  180          11,914
   Nucor Corp.                                              140           9,118
   Newmont Mining Corp.                                     210           8,818
   Allegheny Technologies, Inc.                              50           5,334
   United States Steel Corp.                                 50           4,959
                                                                  -------------
   TOTAL METALS & MINING                                                 53,703
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.2%
   International Paper Co.                                  210           7,644
   Weyerhaeuser Co.                                         100           7,474
   MeadWestvaco Corp.                                        80           2,467
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                         17,585
                                                                  -------------

   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                       50           2,987
   Sealed Air Corp.                                          80           2,528
   Ball Corp.                                                50           2,292
   Pactiv Corp.*                                             60           2,024
   Bemis Co.                                                 50           1,670
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                          11,501
                                                                  -------------

   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                      40           4,659
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                           4,659
                                                                  -------------
TOTAL MATERIALS                                                         184,883
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $5,505,646)                                                  6,065,033
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 41.2%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                  $  1,624,654   $   1,624,654
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07+                                       75,484          75,484
   Lehman Brothers Holdings, Inc.
     issued 03/30/07 at 5.06%
     due 04/02/07+                                      225,984         225,984
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                     1,772,350       1,772,350
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                       590,783         590,783
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,289,255)                                                  4,289,255
                                                                  -------------
TOTAL INVESTMENTS 99.5%
   (Cost $9,794,901)                                              $  10,354,288
                                                                  =============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.5%                                             $      53,803
                                                                  =============
NET ASSETS - 100.0%                                               $  10,408,091
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $1,358,975)                                  19   $       2,478
                                                                  =============

                                                       UNITS
                                                   ------------

EQUITY INDEX SWAP AGREEMENTS
June 2007 S&P 500 Index Swap,
   Terminating 06/14/07**
   (Notional Market
   Value $ 2,257,416)                                     1,589   $      (3,402)
June 2007 S&P 500 Index Swap,
   Terminating 06/28/07**
   (Notional Market
   Value $ 732,274)                                         515           1,667
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $2,989,690)                                              $      (1,735)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 67

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   INVERSE S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 57.9%
Federal Farm Credit Bank*
   5.13% due 05/21/07                              $ 40,000,000   $  39,720,700
Federal Home Loan Bank*
   5.14% due 04/12/07                                50,000,000      49,928,611
   5.12% due 04/11/07                                25,000,000      24,968,539
   5.16% due 04/27/07                                25,000,000      24,910,417
   5.14% due 05/25/07                                25,000,000      24,810,819
Freddie Mac*
   5.12% due 04/23/07                                50,000,000      49,850,667
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $214,189,753)                                              214,189,753
                                                                  -------------

REPURCHASE AGREEMENTS 43.1%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                    50,861,619      50,861,619
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07+                                    5,277,575       5,277,575
   Lehman Brothers Holdings, Inc.
     issued 03/30/07 at 5.06%
     due 04/02/07+                                   29,404,305      29,404,305
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                    55,485,402      55,485,402
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                    18,495,134      18,495,134
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $159,524,035)                                             159,524,035
                                                                  -------------
TOTAL INVESTMENTS 101.0%
   (Cost $373,713,788)                                            $ 373,713,788
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.0)%                                          $  (3,657,228)
                                                                  =============
NET ASSETS - 100.0%                                               $ 370,056,560
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                         (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $84,971,700)                              1,188   $  (1,324,216)
                                                                  =============

                                                       UNITS
                                                   ------------

EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
June 2007 S&P 500 Index
   Swap, Terminating 06/14/07**
   (Notional Market Value
   $233,879,686)                                        164,604   $  (6,328,505)
June 2007 S&P 500 Index
   Swap, Terminating 06/28/07**
   (Notional Market Value
   $50,297,859)                                          35,400        (116,236)
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $284,177,545)                                            $  (6,444,741)
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


68 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 96.1%

INFORMATION TECHNOLOGY 59.5%
   SOFTWARE 15.5%
   Microsoft Corp.                                    1,320,832   $  36,811,588
   Oracle Corp.*                                        948,857      17,202,777
   Cadence Design Systems, Inc.*+                       478,960      10,086,898
   Adobe Systems, Inc.*+                                223,085       9,302,644
   Symantec Corp.*+                                     536,843       9,287,384
   Intuit, Inc.*                                        156,410       4,279,378
   Check Point Software
     Technologies Ltd.*+                                168,570       3,755,740
   Citrix Systems, Inc.*+                                94,861       3,038,398
   BEA Systems, Inc.*                                   243,785       2,825,468
   Electronic Arts, Inc.*                                48,921       2,463,661
   Autodesk, Inc.*                                       64,170       2,412,792
   Activision, Inc.*+                                    37,330         707,030
                                                                  -------------
   TOTAL SOFTWARE                                                   102,173,758
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 11.5%
   Qualcomm, Inc.                                       811,030      34,598,540
   Cisco Systems, Inc.*+                                949,000      24,227,970
   Research In Motion Ltd.*+                             73,540      10,037,475
   Juniper Networks, Inc.*+                             172,762       3,399,956
   Tellabs, Inc.*+                                      202,240       2,002,176
   Telefonaktiebolaget LM Ericsson
     -- SP ADR                                           45,150       1,674,613
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    75,940,730
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 10.4%
   Intel Corp.                                          727,070      13,908,849
   Applied Materials, Inc.+                             707,165      12,955,263
   Lam Research Corp.*+                                 231,269      10,948,274
   KLA-Tencor Corp.+                                    151,500       8,077,980
   Broadcom Corp. -- Class A*+                          149,510       4,794,786
   Xilinx, Inc.+                                        178,180       4,584,571
   Nvidia Corp.*                                        156,620       4,507,523
   Altera Corp.*+                                       170,330       3,404,897
   Marvell Technology Group Ltd.*+                      159,770       2,685,734
   Maxim Integrated Products, Inc.                       76,320       2,243,808
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT                                                       68,111,685
                                                                  -------------
   COMPUTERS & PERIPHERALS 10.3%
   Apple Computer, Inc.*                                500,446      46,496,438
   Dell, Inc.*                                          340,900       7,912,289
   Network Appliance, Inc.*                             142,790       5,214,691
   SanDisk Corp.*+                                       86,041       3,768,596
   Sun Microsystems, Inc.*+                             436,430       2,622,944
   Logitech International SA*+                           63,071       1,755,266
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                     67,770,224
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 8.3%
   Google, Inc. -- Class A*                              55,580      25,464,533
   eBay, Inc.*+                                         417,404      13,836,942
   VeriSign, Inc.*+                                     400,380      10,057,546

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
   Akamai Technologies, Inc.*+                           57,160   $   2,853,427
   Yahoo!, Inc.*+                                        78,740       2,463,775
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                54,676,223
                                                                  -------------
   IT CONSULTING & SERVICES 2.5%
   Fiserv, Inc.*                                        162,730       8,634,454
   Cognizant Technology Solutions
     Corp. -- Class A*                                   50,671       4,472,729
   Infosys Technologies Ltd. -- SP
     ADR                                                 41,360       2,078,340
   CheckFree Corp.*                                      39,850       1,478,036
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                    16,663,559
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
   CDW Corp.+                                            64,925       3,988,343
   Flextronics International Ltd.*                      232,620       2,544,863
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           6,533,206
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                        391,869,385
                                                                  -------------
CONSUMER DISCRETIONARY 15.9%
   MEDIA 5.1%
   Comcast Corp. -- Class A*+                           704,862      18,291,169
   EchoStar Communications
     Corp.*                                              84,600       3,674,178
   Sirius Satellite Radio, Inc.*+                     1,020,440       3,265,408
   Lamar Advertising Co. --
     Class A+                                            51,077       3,216,319
   Liberty Global, Inc. -- Class A*                      90,210       2,970,615
   Virgin Media, Inc.+                                   43,870       1,107,717
   XM Satellite Radio Holdings,
     Inc.*+                                              64,400         832,048
                                                                  -------------
   TOTAL MEDIA                                                       33,357,454
                                                                  -------------
   INTERNET & CATALOG RETAIL 2.8%
   Liberty Media Corp - Interactive*                    354,270       8,438,711
   IAC/InterActiveCorp*+                                139,180       5,248,478
   Expedia, Inc.*+                                      158,321       3,669,881
   Amazon.com, Inc.*+                                    31,520       1,254,181
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                   18,611,251
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 2.7%
   Starbucks Corp.*+                                    391,620      12,281,203
   Wynn Resorts Ltd.+                                    57,880       5,490,497
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               17,771,700
                                                                  -------------
   SPECIALTY RETAIL 2.2%
   Staples, Inc.                                        276,568       7,146,517
   Bed Bath & Beyond, Inc.*+                            101,250       4,067,213
   Ross Stores, Inc.                                     87,253       3,001,503
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                            14,215,233
                                                                  -------------
   MULTILINE RETAIL 1.9%
   Sears Holdings Corp.*+                                68,900      12,413,024
                                                                  -------------
   TOTAL MULTILINE RETAIL                                            12,413,024
                                                                  -------------
   HOUSEHOLD DURABLES 0.7%
   Garmin Ltd.+                                          87,091       4,715,978
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           4,715,978
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 69

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Apollo Group, Inc. -- Class A*+                       79,760   $   3,501,464
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               3,501,464
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                        104,586,104
                                                                  -------------
HEALTH CARE 12.9%
   BIOTECHNOLOGY 8.7%
   Gilead Sciences, Inc.*                               205,550      15,724,575
   Amgen, Inc.*+                                        264,236      14,765,508
   Celgene Corp.*+                                      160,664       8,428,433
   Genzyme Corp.*+                                      130,380       7,825,407
   Biogen Idec, Inc.*                                   120,358       5,341,488
   Medimmune, Inc.*+                                     87,940       3,200,137
   Vertex Pharmaceuticals, Inc.*                         44,290       1,241,892
   Amylin Pharmaceuticals, Inc.*+                        31,610       1,180,950
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                               57,708,390
                                                                  -------------
   PHARMACEUTICALS 1.8%
   Teva Pharmaceutical Industries
     Ltd. -- SP ADR+                                    260,163       9,737,901
   Sepracor, Inc.*+                                      42,330       1,973,848
                                                                  -------------
   TOTAL PHARMACEUTICALS                                             11,711,749
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Biomet, Inc.+                                        144,002       6,118,645
   Intuitive Surgical, Inc.*+                            15,236       1,852,240
   DENTSPLY International, Inc.                          50,240       1,645,360
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             9,616,245
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 1.0%
   Express Scripts, Inc.*                                52,116       4,206,804
   Patterson Cos., Inc.*+                                60,068       2,131,813
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             6,338,617
                                                                  -------------
TOTAL HEALTH CARE                                                    85,375,001
                                                                  -------------
INDUSTRIALS 4.4%
   MACHINERY 1.6%
   Paccar, Inc.+                                        115,362       8,467,571
   Joy Global, Inc.+                                     48,512       2,081,165
                                                                  -------------
   TOTAL MACHINERY                                                   10,548,736
                                                                  -------------
   AIR FREIGHT & COURIERS 1.0%
   Expeditors International
     Washington, Inc.+                                   86,400       3,570,048
   CH Robinson Worldwide, Inc.+                          69,486       3,317,956
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                       6,888,004
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Cintas Corp.+                                         81,877       2,955,760
   Monster Worldwide, Inc.*                              56,146       2,659,636
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               5,615,396
                                                                  -------------
   AIRLINES 0.6%
   Ryanair Holdings PLC -- SP
     ADR*+                                               46,570       2,085,870
   UAL Corp.*+                                           43,610       1,664,594
                                                                  -------------
   TOTAL AIRLINES                                                     3,750,464
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                         61,557   $   2,157,573
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                             2,157,573
                                                                  -------------
TOTAL INDUSTRIALS                                                    28,960,173
                                                                  -------------
TELECOMMUNICATION SERVICES 1.7%
   WIRELESS TELECOMMUNICATION SERVICES 1.2%
   NII Holdings, Inc. -- Class B*+                       63,217       4,689,437
   Millicom International Cellular
     SA*+                                                40,168       3,147,564
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          7,837,001
                                                                  -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   Level 3 Communications, Inc.*+                       539,320       3,289,852
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                         3,289,852
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                     11,126,853
                                                                  -------------
CONSUMER STAPLES 1.2%
   FOOD & DRUG RETAILING 1.2%
   Costco Wholesale Corp.+                               95,060       5,118,030
   Whole Foods Market, Inc.+                             60,126       2,696,651
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        7,814,681
                                                                  -------------
TOTAL CONSUMER STAPLES                                                7,814,681
                                                                  -------------
MATERIALS 0.3%
   CHEMICALS 0.3%
   Sigma-Aldrich Corp.                                   45,980       1,909,090
                                                                  -------------
   TOTAL CHEMICALS                                                    1,909,090
                                                                  -------------
TOTAL MATERIALS                                                       1,909,090
                                                                  -------------
ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Patterson-UTI Energy, Inc.+                           67,396       1,512,366
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,512,366
                                                                  -------------
TOTAL ENERGY                                                          1,512,366
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $351,469,677)                                              633,153,653
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 3.9%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                 $   9,789,704       9,789,704
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07++                                     310,701         310,701
   Lehman Brothers Holdings, Inc.
     issued 03/30/07 at 5.06%
     due 04/02/07++                                   1,135,963       1,135,963
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                    10,679,677      10,679,677


70 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                 $   3,559,892   $   3,559,892
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $25,475,937)                                                25,475,937
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                               154,266,009     154,266,009
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $154,266,009)                                              154,266,009
                                                                  -------------
TOTAL INVESTMENTS 123.4%
   (Cost $531,211,623)                                            $ 812,895,599
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.4)%                                         $(154,084,413)
                                                                  =============
NET ASSETS - 100.0%                                               $ 658,811,186
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                     GAIN (LOSS)
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $11,625,250)                                325   $      23,564
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS
June 2007 Nasdaq 100 Index
   Swap, Terminating 06/14/07**
   (Notional Market Value
   $11,330,920)                                           6,393   $     (44,465)
June 2007 Nasdaq 100 Index
   Swap, Terminating 06/28/07**
   (Notional Market Value
   $2,959,128)                                            1,670           2,155
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $14,290,048)                                             $     (42,310)
                                                                  =============

 *   NON-INCOME PRODUCING SECURITY.

**   PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +   ALL OR A PORTION OF THIS  SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
     9.

++ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007

     ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 71

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   INVERSE OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
May 2007 Nasdaq 100 Index
   Futures Contracts
   Expiring May 2007
   with strike price of 2400+                               200   $          --
                                                                  -------------
TOTAL OPTIONS PURCHASED
   (Cost $2,810)                                                             --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 101.0%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                 $  50,961,865      50,961,865
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07++                                   3,256,068       3,256,068
   Lehman Brothers Holdings, Inc.
     issued 03/30/07 at 5.06%
     due 04/02/07++                                  11,119,480      11,119,480
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                    55,594,762      55,594,762
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                    18,531,587      18,531,587
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $139,463,762)                                              139,463,762
                                                                  -------------
TOTAL INVESTMENTS 101.0%
   (Cost $139,466,572)                                            $ 139,463,762
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.0)%                                          $  (1,378,054)
                                                                  =============
NET ASSETS - 100.0%                                               $ 138,085,708
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $17,527,300)                                490   $    (286,279)
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
June 2007 Nasdaq 100 Index
   Swap, Terminating 06/14/07*
   (Notional Market Value
   $88,973,755)                                          50,201   $  (2,147,821)
June 2007 Nasdaq 100 Index
   Swap, Terminating 06/28/07*
   (Notional Market Value
   $31,643,263)                                          17,854         (23,244)
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $120,617,018)                                            $  (2,171,065)
                                                                  =============

 *   PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +   SECURITY IS FAIR VALUED. (NOTE 1)

++ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


72 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 81.6%

FINANCIALS 13.6%
   INSURANCE 4.5%
   Everest Re Group Ltd.                                  3,910   $     376,025
   W.R. Berkley Corp.                                    10,446         345,971
   HCC Insurance Holdings, Inc.+                          9,010         277,508
   Protective Life Corp.                                  6,250         275,250
   American Financial Group, Inc.+                        7,370         250,875
   Unitrin, Inc.                                          4,740         223,112
   Horace Mann Educators Corp.                           10,230         210,226
   Stancorp Financial Group, Inc.                         1,110          54,579
                                                                  -------------
   TOTAL INSURANCE                                                    2,013,546
                                                                  -------------
   REAL ESTATE 3.2%
   AMB Property Corp.                                     6,150         361,558
   Regency Centers Corp.+                                 4,230         352,740
   Liberty Property Trust+                                6,350         309,372
   Potlatch Corp.+                                        5,220         238,972
   Hospitality Properties Trust+                          2,780         130,104
   Macerich Co.+                                            330          30,479
                                                                  -------------
   TOTAL REAL ESTATE                                                  1,423,225
                                                                  -------------
   BANKS 2.1%
   Colonial BancGroup, Inc.                              11,700         289,575
   Cullen/Frost Bankers, Inc.+                            5,050         264,266
   Greater Bay Bancorp+                                   8,220         221,036
   Cathay General Bancorp+                                5,040         171,259
                                                                  -------------
   TOTAL BANKS                                                          946,136
                                                                  -------------
   CAPITAL MARKETS 1.8%
   A.G. Edwards, Inc.+                                    5,130         354,893
   SEI Investments Co.                                    3,560         214,419
   Investors Financial Services Corp.                     2,060         119,789
   Nuveen Investments, Inc. --
     Class A                                              2,510         118,723
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                807,824
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.4%
   Radian Group, Inc.+                                    5,790         317,755
   PMI Group, Inc.+                                       6,670         301,618
   Webster Financial Corp.                                  540          25,925
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     645,298
                                                                  -------------
   CONSUMER FINANCE 0.6%
   AmeriCredit Corp.*+                                   10,980         251,003
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               251,003
                                                                  -------------
TOTAL FINANCIALS                                                      6,087,032
                                                                  -------------
INFORMATION TECHNOLOGY 13.2%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.7%
   Lam Research Corp.*+                                   8,610         407,597
   Intersil Corp. -- Class A+                            11,270         298,542
   Integrated Device Technology,
     Inc.*                                               17,610         271,546
   MEMC Electronic Materials, Inc.*                       4,260         258,071

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   International Rectifier Corp.*+                        5,970   $     228,114
   Microchip Technology, Inc.+                            1,760          62,533
   Atmel Corp.*                                          12,260          61,668
   Fairchild Semiconductor
     International, Inc.*+                                3,640          60,861
   Semtech Corp.*                                           190           2,561
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT                                                        1,651,493
                                                                  -------------
   SOFTWARE 2.6%
   Cadence Design Systems, Inc.*+                        12,970         273,148
   Sybase, Inc.*                                          9,940         251,283
   Macrovision Corp.*+                                    9,120         228,456
   Fair Isaac Corp.                                       5,700         220,476
   Advent Software, Inc.*                                 5,740         200,154
                                                                  -------------
   TOTAL SOFTWARE                                                     1,173,517
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 2.2%
   Harris Corp.+                                          8,020         408,619
   CommScope, Inc.*+                                      6,690         287,001
   Polycom, Inc.*+                                        8,130         270,973
   Dycom Industries, Inc.*                                  410          10,684
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       977,277
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
   Avnet, Inc.*+                                          9,330         337,186
   Vishay Intertechnology, Inc.*                         18,750         262,125
   Ingram Micro, Inc. -- Class A*                         8,730         168,576
   Newport Corp.*+                                        4,510          73,829
   CDW Corp.+                                             1,200          73,716
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             915,432
                                                                  -------------
   IT CONSULTING & SERVICES 1.4%
   CSG Systems International, Inc.*+                      8,780         219,676
   Acxiom Corp.+                                         10,120         216,467
   Global Payments, Inc.                                  2,200          74,932
   Alliance Data Systems Corp.*+                          1,200          73,944
   SRA International, Inc. --
     Class A*+                                            2,470          60,169
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       645,188
                                                                  -------------
   COMPUTERS & PERIPHERALS 1.3%
   Western Digital Corp.*                                16,450         276,524
   Imation Corp.                                          5,270         212,803
   Diebold, Inc.                                          1,560          74,428
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        563,755
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          5,926,662
                                                                  -------------
CONSUMER DISCRETIONARY 12.3%
   SPECIALTY RETAIL 5.5%
   GameStop Corp. -- Class A*                            11,750         382,697
   American Eagle Outfitters, Inc.+                      11,990         359,580
   AnnTaylor Stores Corp.*                                7,350         285,033
   Aeropostale, Inc.*+                                    6,660         267,932
   Payless Shoesource, Inc.*+                             7,720         256,304
   Charming Shoppes, Inc.*+                              18,710         242,294


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 73

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
   Regis Corp.                                            5,750   $     232,128
   Rent-A-Center, Inc.*                                   8,150         228,037
   Pacific Sunwear of California, Inc.*                   7,270         151,434
   Dick's Sporting Goods, Inc.*+                          1,170          68,164
   CarMax, Inc.*                                            340           8,344
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             2,481,947
                                                                  -------------
   HOUSEHOLD DURABLES 2.1%
   Mohawk Industries, Inc.*+                              3,740         306,867
   American Greetings Corp. --
     Class A                                              9,680         224,672
   Tupperware Brands Corp.+                               8,660         215,894
   M.D.C. Holdings, Inc.+                                 4,140         199,010
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             946,443
                                                                  -------------
   MEDIA 1.3%
   Lee Enterprises, Inc.+                                 7,120         213,956
   Media General, Inc.+                                   5,220         199,195
   Belo Corp. -- Class A+                                 9,380         175,125
                                                                  -------------
   TOTAL MEDIA                                                          588,276
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.3%
   Bob Evans Farms, Inc.                                  6,150         227,243
   Ruby Tuesday, Inc.+                                    7,670         219,362
   International Speedway Corp. --
     Class A                                              2,500         129,250
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  575,855
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   DeVry, Inc.                                            8,340         244,779
   Sotheby's Holdings, Inc. --
     Class A+                                               420          18,682
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 263,461
                                                                  -------------
   AUTO COMPONENTS 0.5%
   BorgWarner, Inc.                                       1,770         133,493
   ArvinMeritor, Inc.                                     4,960          90,520
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                224,013
                                                                  -------------
   MULTILINE RETAIL 0.5%
   99 Cents Only Stores*+                                13,560         199,739
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               199,739
                                                                  -------------
   AUTOMOBILES 0.3%
   Thor Industries, Inc.+                                 3,610         142,198
                                                                  -------------
   TOTAL AUTOMOBILES                                                    142,198
                                                                  -------------
   TEXTILES & APPAREL 0.2%
   Phillips-Van Heusen Corp.                              1,750         102,900
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             102,900
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          5,524,832
                                                                  -------------
INDUSTRIALS 12.1%
   COMMERCIAL SERVICES & SUPPLIES 3.6%
   Manpower, Inc.                                         5,040         371,801
   Adesa, Inc.                                            9,130         252,262
   Copart, Inc.*                                          8,370         234,444
   Navigant Consulting, Inc.*                            11,150         220,324
   Korn/Ferry International, Inc.*                        9,130         209,442

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Kelly Services, Inc.+                                  6,500   $     209,300
   Stericycle, Inc.*+                                     1,360         110,840
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES
   MACHINERY 3.0%                                                     1,608,413
                                                                  -------------
   Joy Global, Inc.+                                      7,410         317,889
   SPX Corp.+                                             4,420         310,284
   Crane Co.+                                             6,280         253,838
   AGCO Corp.*+                                           5,230         193,353
   Lincoln Electric Holdings, Inc.+                       2,290         136,392
   Nordson Corp.                                          2,900         134,734
                                                                  -------------
   TOTAL MACHINERY                                                    1,346,490
                                                                  -------------
   AEROSPACE & DEFENSE 1.6%
   Precision Castparts Corp.+                             4,560         474,468
   DRS Technologies, Inc.                                 4,690         244,677
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            719,145
                                                                  -------------
   ROAD & RAIL 1.0%
   YRC Worldwide, Inc.*+                                  6,050         243,331
   Swift Transportation Co., Inc.*+                       7,500         233,700
                                                                  -------------
   TOTAL ROAD & RAIL                                                    477,031
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 1.0%
   United Rentals, Inc.*                                  8,580         235,950
   GATX Corp.+                                            4,210         201,238
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               437,188
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.8%
   Thomas & Betts Corp.*                                  5,260         256,793
   Roper Industries, Inc.                                 1,580          86,711
   AMETEK, Inc.+                                            195           6,735
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           350,239
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 0.6%
   Teleflex, Inc.+                                        3,900         265,473
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       265,473
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.3%
   Jacobs Engineering Group, Inc.*                        2,180         101,697
   Quanta Services, Inc.*+                                1,320          33,290
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                     134,987
                                                                  -------------
   AIR FREIGHT & COURIERS 0.2%
   Expeditors International
     Washington, Inc.+                                    2,790         115,283
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         115,283
                                                                  -------------
TOTAL INDUSTRIALS                                                     5,454,249
                                                                  -------------
HEALTH CARE 9.1%
   HEALTH CARE PROVIDERS & SERVICES 4.4%
   Henry Schein, Inc.*+                                   6,270         345,978
   Covance, Inc.*+                                        4,930         292,546
   Universal Health Services, Inc. --
     Class B                                              4,860         278,284
   LifePoint Hospitals, Inc.*+                            6,780         259,132
   Psychiatric Solutions, Inc.*+                          5,770         232,589
   Apria Healthcare Group, Inc.*+                         6,980         225,105
   Cerner Corp.*+                                         2,030         110,533


74 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------
   Omnicare, Inc.+                                        2,670   $     106,186
   WellCare Health Plans, Inc.*                           1,050          89,512
   Health Net, Inc.*                                        390          20,986
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             1,960,851
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 3.0%
   DENTSPLY International, Inc.                          10,600         347,150
   Edwards Lifesciences Corp.*+                           5,350         271,245
   Varian, Inc.*                                          4,270         248,770
   Advanced Medical Optics, Inc.*+                        6,510         242,172
   Hillenbrand Industries, Inc.+                          3,910         232,137
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             1,341,474
                                                                  -------------
   BIOTECHNOLOGY 1.2%
   Cephalon, Inc.*+                                       4,380         311,900
   Martek Biosciences Corp.*+                             8,250         170,115
   Millennium Pharmaceuticals,
     Inc.*+                                               3,760          42,714
   Charles River Laboratories
     International, Inc.*                                   690          31,919
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                  556,648
                                                                  -------------
   PHARMACEUTICALS 0.5%
   Perrigo Co.                                            5,830         102,958
   Sepracor, Inc.*+                                       1,770          82,535
   Par Pharmaceutical Cos., Inc.*                           820          20,598
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                206,091
                                                                  -------------
TOTAL HEALTH CARE                                                     4,065,064
                                                                  -------------
ENERGY 6.7%
   OIL & GAS 3.7%
   Noble Energy, Inc.+                                    8,610         513,586
   Newfield Exploration Co.*+                             8,270         344,942
   Plains Exploration & Production
     Co.*                                                 6,400         288,896
   Overseas Shipholding Group, Inc.                       3,930         246,018
   Pogo Producing Co.+                                    4,670         224,627
   Cimarex Energy Co.+                                      940          34,799
   Southwestern Energy Co.*                                 550          22,539
                                                                  -------------
   TOTAL OIL & GAS                                                    1,675,407
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 3.0%
   Tidewater, Inc.+                                       5,290         309,888
   Patterson-UTI Energy, Inc.+                           13,220         296,657
   Grant Prideco, Inc.*+                                  5,690         283,589
   Hanover Compressor Co.*                               11,660         259,435
   Pride International, Inc.*                             5,130         154,413
   Cameron International Corp.*                             340          21,349
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,325,331
                                                                  -------------
TOTAL ENERGY                                                          3,000,738
                                                                  -------------
UTILITIES 6.4%
   MULTI-UTILITIES 3.0%
   OGE Energy Corp.+                                      7,280         282,464
   Puget Energy, Inc.                                    10,940         280,939
   PNM Resources, Inc.+                                   8,270         267,121

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Black Hills Corp.+                                     6,000   $     220,620
   Aquila, Inc.*                                         37,930         158,547
   Energy East Corp.+                                     5,680         138,365
                                                                  -------------
   TOTAL MULTI-UTILITIES                                              1,348,056
                                                                  -------------
   ELECTRIC UTILITIES 2.0%

   Sierra Pacific Resources*                             17,360         301,717
   Westar Energy, Inc.+                                   9,450         260,064
   IDACORP, Inc.+                                         6,610         223,683
   Northeast Utilities+                                   1,770          58,003
   Pepco Holdings, Inc.+                                    820          23,796
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                             867,263
                                                                  -------------
   GAS UTILITIES 1.4%

   Oneok, Inc.                                            7,720         347,400
   AGL Resources, Inc.                                    6,850         292,632
                                                                  -------------
   TOTAL GAS UTILITIES                                                  640,032
                                                                  -------------
TOTAL UTILITIES                                                       2,855,351
                                                                  -------------
MATERIALS 5.1%
   CHEMICALS 3.1%
   Lyondell Chemical Co.+                                12,440         372,827
   FMC Corp.                                              3,570         269,285
   Cytec Industries, Inc.                                 4,430         249,143
   Sensient Technologies Corp.                            8,860         228,411
   Valspar Corp.                                          3,930         109,372
   Minerals Technologies, Inc.+                           1,540          95,726
   Albemarle Corp.                                        1,770          73,172
                                                                  -------------
   TOTAL CHEMICALS                                                    1,397,936
                                                                  -------------
   METALS & MINING 1.3%
   Steel Dynamics, Inc.+                                  7,790         336,528
   Reliance Steel & Aluminum Co.+                         4,770         230,868
   Commercial Metals Co.                                    660          20,691
                                                                  -------------
   TOTAL METALS & MINING                                                588,087
                                                                  -------------
   CONTAINERS & PACKAGING 0.7%
   Sonoco Products Co.                                    7,790         292,748
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         292,748
                                                                  -------------
TOTAL MATERIALS                                                       2,278,771
                                                                  -------------
CONSUMER STAPLES 2.6%
   HOUSEHOLD PRODUCTS 0.7%
   Energizer Holdings, Inc.*                              3,870         330,227
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                             330,227
                                                                  -------------
   FOOD PRODUCTS 0.6%
   J.M. Smucker Co.                                       5,350         285,262
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  285,262
                                                                  -------------
   TOBACCO 0.6%
   Universal Corp.                                        4,260         261,351
                                                                  -------------
   TOTAL TOBACCO                                                        261,351
                                                                  -------------
   PERSONAL PRODUCTS 0.6%
   Alberto-Culver Co.+                                   10,540         241,155
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                              241,155
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 75

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------
   BEVERAGES 0.1%
   PepsiAmericas, Inc.                                    1,930   $      43,078
                                                                  -------------
   TOTAL BEVERAGES                                                       43,078
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,161,073
                                                                  -------------
TELECOMMUNICATION SERVICES 0.5%
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   Telephone & Data Systems, Inc.                         3,030         180,649
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            180,649
                                                                  -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   Cincinnati Bell, Inc.*                                 7,960          37,412
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                            37,412
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        218,061
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $32,152,401)                                                36,571,833
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                         ------
REPURCHASE AGREEMENTS 16.2%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07++                                $  2,514,010       2,514,010
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07++                                   1,090,908       1,090,908
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                     2,742,556       2,742,556
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                       914,186         914,186
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,261,660)                                                  7,261,660
                                                                  -------------
SECURITIES LENDING COLLATERAL 20.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                                 8,981,846       8,981,846
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,981,846)                                                  8,981,846
                                                                  -------------
TOTAL INVESTMENTS 117.8%
   (Cost $48,395,907)                                             $  52,815,339
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (17.8)%                                         $  (7,979,555)
                                                                  =============
NET ASSETS - 100.0%                                               $  44,835,784
================================================================================

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $24,644,160)                                288   $     478,506
                                                                  =============

                                                        UNITS
                                                        -----
EQUITY INDEX SWAP AGREEMENT
May 2007 S&P MidCap 400 Index
   Swap, Terminating 05/22/07**
   (Notional Market Value $ 5,570,315)                    6,565   $      22,556
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


76 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   INVERSE MID-CAP FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 99.2%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                    $6,421,690   $   6,421,690
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07+                                      909,726         909,726
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                     7,005,480       7,005,480
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                     2,335,160       2,335,160
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $16,672,056)                                                16,672,056
                                                                  -------------
TOTAL INVESTMENTS 99.2%
   (Cost $16,672,056)                                             $  16,672,056
                                                                  =============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.8%                                             $     137,354
                                                                  =============
NET ASSETS - 100.0%                                               $  16,809,410
================================================================================
                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $4,021,790)                                  47   $     (55,096)
                                                                  =============

                                                         UNITS
                                                         -----
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
May 2007 S&P MidCap 400 Index
   Swap, Terminating 05/22/07*
   (Notional Market Value
   $12,922,461)                                          15,230   $      73,953
                                                                  =============

*     PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

+ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 77

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 63.4%

FINANCIALS 13.1%
   REAL ESTATE 4.6%
   Realty Income Corp.+                                   4,740   $     133,668
   Nationwide Health Properties, Inc.+                    4,110         128,479
   LaSalle Hotel Properties+                              2,370         109,873
   Post Properties, Inc.+                                 2,320         106,094
   Potlatch Corp.                                         2,290         104,836
   Newcastle Investment Corp.                             3,470          96,223
   Alexandria Real Estate Equities, Inc.+                   950          95,351
   Strategic Hotel Capital, Inc.                          4,140          94,682
   Pennsylvania Real Estate Investment Trust              2,100          93,093
   Entertainment Properties Trust                         1,540          92,785
   Spirit Finance Corp.                                   6,200          92,380
   FelCor Lodging Trust, Inc.                             3,500          90,895
   Corporate Office Properties Trust SBI+                 1,960          89,533
   American Home Mortgage Investment Corp.+               3,150          85,018
   Senior Housing Properties Trust+                       3,540          84,606
   First Industrial Realty Trust, Inc.+                   1,770          80,181
   BioMed Realty Trust, Inc.+                             3,010          79,163
   Highland Hospitality Corp.+                            4,340          77,252
   Equity Lifestyle Properties, Inc.+                     1,380          74,534
   Healthcare Realty Trust, Inc.+                         1,890          70,497
   KKR Financial Corp.+                                   2,550          69,946
   Highwoods Properties, Inc.+                            1,720          67,923
   National Retail Properties, Inc.+                      2,780          67,248
   Eastgroup Properties, Inc.                             1,310          66,849
   NorthStar Realty Finance Corp.                         4,370          66,468
   PS Business Parks, Inc.                                  940          66,289
   Ashford Hospitality Trust, Inc.                        5,270          62,924
   Sovran Self Storage, Inc.                              1,120          62,059
   Gramercy Capital Corp.+                                1,980          60,746
   Home Properties, Inc.                                  1,090          57,563
   Deerfield Triarc Capital Corp.                         3,690          55,313
   Capital Trust, Inc. -- Class A+                        1,210          55,140
   Innkeepers USA Trust+                                  3,370          54,864
   RAIT Financial Trust                                   1,960          54,762
   Arbor Realty Trust, Inc.                               1,790          54,488
   Equity Inns, Inc.+                                     3,320          54,382
   Anthracite Capital, Inc.                               4,510          54,120
   DiamondRock Hospitality Co.+                           2,790          53,010
   Kite Realty Group Trust                                2,590          51,670
   Medical Properties Trust Inc.+                         3,500          51,415
   Winston Hotels, Inc.                                   3,230          48,547
   Omega Healthcare Investors, Inc.                       2,780          47,677
   Sunstone Hotel Investors, Inc.                         1,000          27,260
                                                                  -------------
   TOTAL REAL ESTATE                                                  3,189,806
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   BANKS 4.3%
   SVB Financial Group*+                                  2,760   $     134,108
   Cathay General Bancorp+                                3,670         124,707
   Pacific Capital Bancorp                                3,590         115,311
   Chittenden Corp.+                                      3,670         110,797
   International Bancshares Corp.                         3,620         107,405
   Prosperity Bancshares, Inc.                            3,090         107,347
   Greater Bay Bancorp+                                   3,930         105,678
   First Community Bancorp+                               1,630          92,160
   Sterling Financial Corp.                               2,830          88,268
   Central Pacific Financial Corp.                        2,410          88,134
   First Bancorp Puerto Rico+                             6,630          87,914
   Wintrust Financial Corp.+                              1,900          84,759
   Provident Bankshares Corp.                             2,490          81,821
   MB Financial Corp.+                                    2,190          78,862
   Boston Private Financial Holdings, Inc.                2,760          77,059
   UMB Financial Corp.                                    2,030          76,653
   Citizens Banking Corp.                                 3,370          74,679
   National Penn Bancshares, Inc.+                        3,770          71,253
   FNB Corp.+                                             3,891          65,563
   CVB Financial Corp.+                                   5,270          62,713
   Signature Bank*+                                       1,920          62,477
   Hanmi Financial Corp.                                  3,170          60,420
   Sterling Bancshares, Inc.                              5,340          59,701
   UCBH Holdings, Inc.                                    3,140          58,467
   Chemical Financial Corp.                               1,960          58,388
   City Holding Co.+                                      1,414          57,196
   Banner Corp.                                           1,240          51,522
   PrivateBancorp, Inc.*+                                 1,300          47,528
   Columbia Banking Systems, Inc.+                        1,390          46,885
   Texas Capital Bancshares, Inc.*                        2,200          45,100
   Centennial Bank Holdings, Inc.*                        5,130          44,374
   W Holding Co., Inc.                                    8,560          42,800
   Virginia Commerce Bancorp, Inc.*+                      1,950          42,217
   Western Alliance Bancorp, Inc.*                        1,298          40,290
   Capitol Bancorp Ltd.                                   1,090          40,166
   Pinnacle Financial Partners, Inc.*                     1,280          39,053
   Old National Bancorp                                   2,100          38,178
   Intervest Bancshares Corp.*                            1,330          38,171
   Community Bancorp*                                     1,210          37,208
   Integra Bank Corp.                                     1,650          36,779
   Preferred Bank                                           930          36,465
   Seacoast Banking Corporation of Florida+               1,570          35,592
   Wilshire Bancorp, Inc.                                 1,960          32,144
   Westamerica Bancorporation+                              430          20,713
   Independent Bank Corp.                                   950          19,352
   Irwin Financial Corp.                                    990          18,454
                                                                  -------------
   TOTAL BANKS                                                        2,944,831
                                                                  -------------
   INSURANCE 1.8%
   Ohio Casualty Corp.+                                   3,800         113,810
   Phoenix Cos., Inc.                                     7,880         109,374
   Zenith National Insurance Corp.+                       2,130         100,685


78 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Delphi Financial Group, Inc. --
     Class A                                              2,380   $      95,747
   LandAmerica Financial Group,
     Inc.+                                                1,100          81,301
   Argonaut Group, Inc.*+                                 2,450          79,282
   RLI Corp.                                              1,330          73,057
   Infinity Property & Casualty Corp.                     1,330          62,324
   Odyssey Re Holdings Corp.                              1,540          60,537
   Horace Mann Educators Corp.                            2,800          57,540
   Navigators Group, Inc.*                                1,040          52,177
   ProAssurance Corp.*                                    1,010          51,662
   FPIC Insurance Group, Inc.*                            1,120          50,030
   Tower Group, Inc.                                      1,500          48,330
   Safety Insurance Group, Inc.                           1,150          46,138
   Harleysville Group, Inc.                               1,250          40,613
   Meadowbrook Insurance Group,
     Inc.*                                                3,280          36,047
   American Physicians Capital, Inc.*                       810          32,465
   EMC Insurance Group, Inc.                              1,080          27,864
   American Equity Investment
     Life Holding Co.+                                    1,770          23,240
                                                                  -------------
   TOTAL INSURANCE                                                    1,242,223
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.0%
   Downey Financial Corp.+                                1,480          95,519
   MAF Bancorp, Inc.+                                     2,190          90,535
   First Niagara Financial Group, Inc.                    6,280          87,355
   NewAlliance Bancshares, Inc.+                          3,610          58,518
   PFF Bancorp, Inc.                                      1,920          58,234
   Bankunited Financial Corp. --
     Class A+                                             2,500          53,025
   Flagstar Bancorp, Inc.+                                4,150          49,592
   Triad Guaranty, Inc.*                                  1,130          46,793
   TierOne Corp.                                          1,540          41,642
   Franklin Bank Corp.*                                   2,280          40,744
   Federal Agricultural Mortgage Corp.                    1,070          29,104
   FirstFed Financial Corp.*+                               510          28,983
   Berkshire Hills Bancorp, Inc.                            770          25,910
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     705,954
                                                                  -------------
   CAPITAL MARKETS 0.8%
   Apollo Investment Corp.                                6,570         140,598
   Piper Jaffray Cos., Inc.*                              1,250          77,425
   MCG Capital Corp.                                      4,110          77,104
   Waddell & Reed Financial, Inc. --
     Class A                                              2,700          62,964
   Ares Capital Corp.+                                    3,310          60,143
   SWS Group, Inc.                                        2,240          55,574
   GFI Group, Inc.*+                                        710          48,259
   Calamos Asset Management, Inc. --
     Class A                                              1,860          41,515
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                563,582
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   CONSUMER FINANCE 0.4%
   Advanta Corp.                                          1,500   $      65,760
   World Acceptance Corp.*                                1,330          53,134
   Cash America International, Inc.+                      1,270          52,070
   Ezcorp, Inc. -- Class A*                               2,190          32,259
   First Cash Financial Services, Inc.*                   1,330          29,632
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               232,855
                                                                  -------------
   DIVERSIFIED FINANCIALS 0.2%
   Portfolio Recovery Associates,
     Inc.*                                                1,120          50,008
   Asta Funding, Inc.+                                    1,120          48,361
   Pico Holdings, Inc.*                                   1,010          43,137
   Compass Diversified Trust                              1,240          20,795
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         162,301
                                                                  -------------
TOTAL FINANCIALS                                                      9,041,552
                                                                  -------------
INFORMATION TECHNOLOGY 11.8%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.4%
   Varian Semiconductor Equipment
     Associates, Inc.*+                                   3,120         166,546
   Formfactor, Inc.*+                                     2,500         111,875
   Amkor Technology, Inc.*                                7,560          94,349
   ON Semiconductor Corp.*                                9,000          80,280
   MKS Instruments, Inc.*                                 3,030          77,326
   Zoran Corp.*                                           4,430          75,399
   Advanced Energy Industries, Inc.*+                     3,410          71,746
   Trident Microsystems, Inc.*                            3,330          66,800
   Atheros Communications, Inc.*                          2,650          63,414
   Intevac, Inc.*                                         2,350          61,969
   Cabot Microelectronics Corp.*+                         1,790          59,983
   LTX Corp.*                                             9,720          59,486
   Micrel, Inc.*+                                         5,310          58,516
   Tessera Technologies, Inc.*                            1,470          58,418
   Hittite Microwave Corp.*+                              1,300          52,221
   Kulicke & Soffa Industries, Inc.*                      5,290          48,932
   Diodes, Inc.*                                          1,400          48,790
   Cirrus Logic, Inc.*                                    6,150          47,109
   Mattson Technology, Inc.*                              4,700          42,770
   Actel Corp.*                                           2,560          42,291
   Asyst Technologies, Inc.*                              5,660          39,790
   Cohu, Inc.                                             2,060          38,728
   RF Micro Devices, Inc.*+                               6,120          38,128
   AMIS Holdings, Inc.*                                   3,080          33,726
   Semtech Corp.*                                         2,430          32,756
   Silicon Storage Technology, Inc.*                      6,540          32,242
   Veeco Instruments, Inc.*                               1,510          29,445
   Supertex, Inc.*                                          800          26,568
   Cymer, Inc.*+                                            510          21,191
                                                                  -------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                             1,680,794
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 79

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   SOFTWARE 2.4%
   Hyperion Solutions Corp.*                              3,190   $     165,338
   Sybase, Inc.*+                                         6,230         157,495
   Micros Systems, Inc.*+                                 2,180         117,698
   Jack Henry & Associates, Inc.                          4,660         112,073
   Nuance Communications, Inc.*+                          7,280         111,457
   Kronos, Inc.*                                          2,050         109,675
   MicroStrategy, Inc. -- Class A*+                         700          88,473
   Macrovision Corp.*                                     2,840          71,142
   Transaction Systems Architects, Inc. --
     Class A*+                                            2,180          70,610
   Informatica Corp.*+                                    4,950          66,479
   EPIQ Systems, Inc.*+                                   2,930          59,713
   TIBCO Software, Inc.*                                  6,710          57,169
   Quest Software, Inc.*                                  3,400          55,318
   Ansoft Corp.*                                          1,710          54,104
   Ansys, Inc.*                                           1,040          52,801
   i2 Technologies, Inc.*                                 1,920          46,080
   Smith Micro Software, Inc.*+                           2,380          44,339
   Progress Software Corp.*                               1,410          43,992
   Mentor Graphics Corp.*+                                2,550          41,667
   SPSS, Inc.*                                            1,150          41,515
   Secure Computing Corp.*+                               4,140          31,878
   Quality Systems, Inc.+                                   530          21,200
                                                                  -------------
   TOTAL SOFTWARE                                                     1,620,216
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 1.9%
   CommScope, Inc.*+                                      4,090         175,461
   Polycom, Inc.*+                                        4,640         154,651
   Interdigital Communications
     Corp.*                                               3,730         118,129
   Foundry Networks, Inc.*+                               8,120         110,188
   Arris Group, Inc.*                                     7,690         108,275
   Utstarcom, Inc.*+                                      8,710          72,206
   Sonus Networks, Inc.*                                  8,040          64,883
   ViaSat, Inc.*                                          1,830          60,335
   Harmonic, Inc.*+                                       5,924          58,174
   Blue Coat Systems, Inc.*                               1,460          53,626
   C-COR, Inc.*                                           3,850          53,361
   ADTRAN, Inc.+                                          2,060          50,161
   Loral Space & Communications,
     Inc.*                                                  830          42,230
   Sirenza Microdevices, Inc.*+                           4,490          38,704
   Comtech Group, Inc.*                                   2,196          38,386
   Anaren, Inc.*                                          1,980          34,868
   Oplink Communications, Inc.*                           1,930          34,682
   Carrier Access Corp.*                                      4              21
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     1,268,341
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   Flir Systems, Inc.*                                    3,890         138,756
   Itron, Inc.*                                           1,520          98,861
   Anixter International, Inc.*+                          1,480          97,591
   Paxar Corp.*+                                          3,020          86,674
   Benchmark Electronics, Inc.*+                          3,730          77,062

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Global Imaging Systems, Inc.*                          3,730   $      72,735
   Rofin-Sinar Technologies, Inc.*                        1,100          65,098
   Littelfuse, Inc.*+                                     1,510          61,306
   Coherent, Inc.*                                        1,830          58,084
   TTM Technologies, Inc.*                                5,120          48,845
   MTS Systems Corp.                                      1,240          48,162
   Rogers Corp.*                                          1,080          47,898
   Scansource, Inc.*                                      1,670          44,823
   Agilsys, Inc.                                          1,790          40,221
   Park Electrochemical Corp.                             1,300          35,256
   Acacia Research - Acacia
     Technologies*                                        2,160          34,171
   Zygo Corp., Inc.*                                      2,090          33,461
   CTS Corp.                                              2,220          30,680
   SYNNEX Corp.*                                          1,240          26,338
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT ?& INSTRUMENTS                          1,146,022
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 1.5%
   Digital River, Inc.*+                                  2,180         120,445
   aQuantive, Inc.*+                                      4,090         114,152
   WebEx Communications, Inc.*                            1,600          90,976
   Equinix, Inc.*                                         1,060          90,768
   j2 Global Communications, Inc.*                        2,920          80,943
   ValueClick, Inc.*+                                     3,040          79,435
   Interwoven, Inc.*                                      4,310          72,839
   United Online, Inc.+                                   4,410          61,872
   SAVVIS, Inc.*                                          1,240          59,371
   InfoSpace, Inc.*+                                      2,190          56,217
   TheStreet.com, Inc.                                    3,830          46,918
   Perficient, Inc.*                                      2,200          43,516
   Internap Network Services Corp.*                       2,760          43,470
   Vignette Corp.*                                        1,960          36,397
   Travelzoo, Inc.*                                         900          33,093
   SonicWALL, Inc.*                                       3,720          31,099
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 1,061,511
                                                                  -------------
   IT CONSULTING & SERVICES 1.1%
   MPS Group, Inc.*                                       6,290          89,003
   Gartner, Inc. -- Class A*+                             3,610          86,460
   Perot Systems Corp. -- Class A*                        4,720          84,346
   eFunds Corp.*                                          2,750          73,315
   Forrester Research, Inc.*                              1,980          56,153
   Mantech International Corp. --
     Class A*                                             1,670          55,795
   Sapient Corp.*                                         7,870          53,988
   Lightbridge, Inc.*+                                    2,970          52,183
   Covansys Corp.*                                        1,950          48,126
   SYKES Enterprises, Inc.*                               2,600          47,424
   Gevity HR, Inc.                                        1,860          36,716
   RightNow Technologies, Inc.*                           2,160          35,381
   Integral Systems, Inc.                                 1,440          34,805
   Ness Technologies, Inc.*                               2,600          33,228
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       786,923
                                                                  -------------


80 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 0.8%
   Brocade Communications
     Systems, Inc.*                                      19,110   $     181,927
   Palm, Inc.*+                                           6,220         112,769
   Imation Corp.                                          2,510         101,354
   Novatel Wireless, Inc.*                                3,730          59,829
   Stratasys, Inc.*                                         950          40,584
   Hutchinson Technology, Inc.*                           1,600          37,360
   Electronics for Imaging, Inc.*                           930          21,808
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        555,631
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          8,119,438
                                                                  -------------
CONSUMER DISCRETIONARY 10.3%
   SPECIALTY RETAIL 2.6%
   Rent-A-Center, Inc.*                                   5,010         140,180
   Aeropostale, Inc.*                                     3,350         134,770
   Men's Wearhouse, Inc.+                                 2,720         127,976
   Payless Shoesource, Inc.*                              3,650         121,180
   Regis Corp.                                            2,770         111,825
   Charming Shoppes, Inc.*                                7,200          93,240
   Blockbuster, Inc. -- Class A*+                        13,750          88,550
   Gymboree Corp.*                                        2,180          87,352
   Guess ?, Inc.                                          2,010          81,385
   Brown Shoe Co., Inc.                                   1,850          77,700
   Stage Stores, Inc.                                     3,040          70,862
   Group 1 Automotive, Inc.                               1,780          70,791
   Dress Barn, Inc.*+                                     3,270          68,049
   Asbury Automotive Group, Inc.                          2,180          61,585
   DSW, Inc.*+                                            1,400          59,094
   Cato Corp. -- Class A                                  2,410          56,370
   Buckle, Inc.                                           1,560          55,692
   CSK Auto Corp.*                                        3,140          54,008
   Charlotte Russe Holding, Inc.*                         1,860          53,698
   Select Comfort Corp.*+                                 3,010          53,578
   Genesco, Inc.*                                         1,060          44,022
   Shoe Carnival, Inc.*                                   1,250          41,625
   Talbots, Inc.+                                         1,350          31,887
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             1,785,419
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.9%
   Jack in the Box, Inc.*                                 2,010         138,951
   Sonic Corp.*                                           4,710         104,939
   Pinnacle Entertainment, Inc.*                          3,370          97,966
   Bob Evans Farms, Inc.                                  2,510          92,744
   CEC Entertainment, Inc.*                               2,130          88,480
   WMS Industries, Inc.*                                  2,050          80,442
   CKE Restaurants, Inc.+                                 4,160          78,458
   Triarc Cos., Inc. -- Class B+                          4,400          75,636
   IHOP Corp.+                                            1,220          71,553
   Gaylord Entertainment Co.*+                            1,300          68,731
   Rare Hospitality International, Inc.*+                 2,100          63,189
   Ameristar Casinos, Inc.                                1,600          51,376
   AFC Enterprises*                                       2,510          50,326
   Papa John's International, Inc.*                       1,610          47,334
   Ruth's Chris Steak House*                              1,980          40,313

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Monarch Casino & Resort, Inc.*                         1,550 $        40,300
   CBRL Group, Inc.+                                        780          36,114
   Speedway Motorsports, Inc.                               930          36,038
   O'Charleys, Inc.*                                      1,660          32,021
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                1,294,911
                                                                  -------------
   MEDIA 1.5%
   Belo Corp. -- Class A+                                 5,800         108,286
   Lee Enterprises, Inc.+                                 2,880          86,544
   Marvel Entertainment, Inc.*+                           2,950          81,862
   Scholastic Corp.*                                      2,470          76,817
   Entercom Communications Corp.+                         2,400          67,632
   Media General, Inc.+                                   1,600          61,056
   Valassis Communications, Inc.*                         3,530          60,681
   Interactive Data Corp.+                                2,420          59,895
   RCN Corp.*                                             2,050          52,377
   Sinclair Broadcast Group, Inc. --
     Class A                                              3,270          50,521
   Cox Radio Inc. -- Class A*                             3,272          44,663
   Morningstar, Inc.*                                       860          44,410
   CKX, Inc.*+                                            4,000          44,400
   Journal Register Co.                                   7,310          43,568
   Harris Interactive, Inc.*                              6,825          41,155
   Westwood One, Inc.                                     5,670          38,953
   Arbitron, Inc.                                           620          29,109
   Cumulus Media, Inc. -- Class A*                        2,720          25,514
   Citadel Broadcasting Corp.                             2,250          21,398
                                                                  -------------
   TOTAL MEDIA                                                        1,038,841
                                                                  -------------
   TEXTILES & APPAREL 1.2%
   Phillips-Van Heusen Corp.                              2,720         159,936
   Wolverine World Wide, Inc.                             3,340          95,424
   Warnaco Group, Inc.*                                   2,930          83,212
   Deckers Outdoor Corp.*+                                  900          63,918
   Kellwood Co.                                           2,020          59,247
   Oxford Industries, Inc.                                1,160          57,350
   Columbia Sportswear Co.                                  780          48,602
   Iconix Brand Group, Inc.*                              2,230          45,492
   Steven Madden Ltd.                                     1,510          44,092
   K-Swiss, Inc. -- Class A                               1,470          39,719
   True Religion Apparel, Inc.*+                          2,170          35,241
   Unifirst Corp.                                           890          34,149
   Maidenform Brands, Inc.*                               1,400          32,298
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             798,680
                                                                  -------------
   HOUSEHOLD DURABLES 0.7%
   Tempur-Pedic International, Inc.                       3,670          95,383
   Tupperware Brands Corp.                                3,730          92,989
   American Greetings Corp. --
     Class A                                              3,800          88,198
   Ethan Allen Interiors, Inc.+                           2,060          72,801
   Furniture Brands International, Inc.                   3,090          48,760
   Kimball International, Inc. --
     Class B                                              2,460          47,429
   Blyth, Inc.                                            2,110          44,542
   Brookfield Homes Corp.+                                  950          30,495
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             520,597
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 81

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   AUTO COMPONENTS 0.5%
   American Axle & Manufacturing
     Holdings, Inc.                                       3,310   $      90,528
   ArvinMeritor, Inc.                                     4,760          86,870
   Tenneco, Inc.*+                                        2,920          74,343
   Aftermarket Technology Corp.*                          1,950          47,346
   Fuel Systems Solutions, Inc.*                          1,840          34,077
   Drew Industries, Inc.*                                 1,160          33,269
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                366,433
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Sotheby's Holdings, Inc. --
     Class A+                                             2,000          88,960
   Jackson Hewitt Tax Service, Inc.                       1,950          62,751
   DeVry, Inc.                                            1,940          56,939
   Pre-Paid Legal Services, Inc.*                           930          46,602
   Vertrue, Inc.*                                           910          43,780
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 299,032
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.4%
   Priceline.com, Inc.*                                   1,740          92,673
   Systemax, Inc.*+                                       2,880          53,942
   FTD Group, Inc.                                        2,740          45,292
   Netflix, Inc.*+                                        1,390          32,234
   GSI Commerce, Inc.*                                    1,240          28,012
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                      252,153
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Jakks Pacific, Inc.*                                   2,820          67,398
   RC2 Corp.*                                             1,479          59,737
   Smith & Wesson Holding Corp.*+                         3,190          41,757
   Oakley, Inc.                                           1,610          32,425
   Nautilus, Inc.+                                        2,070          31,940
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   233,257
                                                                  -------------
   MULTILINE RETAIL 0.3%
   Big Lots, Inc.*+                                       7,270         227,406
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               227,406
                                                                  -------------
   AUTOMOBILES 0.2%
   Winnebago Industries, Inc.                             2,030          68,269
   Monaco Coach Corp.                                     2,560          40,781
                                                                  -------------
   TOTAL AUTOMOBILES                                                    109,050
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Stewart Enterprises, Inc. --
     Class A                                              7,570          61,014
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                61,014
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.1%
   INVESTools, Inc.*+                                     3,950          54,905
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                    54,905
                                                                  -------------
   DISTRIBUTORS 0.1%
   Keystone Automotive Industries,
     Inc.*                                                1,350          45,495
                                                                  -------------
   TOTAL DISTRIBUTORS                                                    45,495
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          7,087,193
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 9.0%
   COMMERCIAL SERVICES & SUPPLIES 2.7%
   Watson Wyatt & Co. Holdings+                           2,470   $     120,165
   IKON Office Solutions, Inc.                            7,890         113,379
   Waste Connections, Inc.*                               3,750         112,275
   United Stationers, Inc.*                               1,830         109,654
   Deluxe Corp.+                                          3,250         108,973
   Teletech Holdings, Inc.*                               2,070          75,948
   ABM Industries, Inc.                                   2,800          73,892
   Herman Miller, Inc.                                    2,090          69,994
   Heidrick & Struggles International,
     Inc.*+                                               1,440          69,768
   Korn/Ferry International, Inc.*                        3,030          69,508
   Huron Consulting Group, Inc.*                          1,120          68,141
   Consolidated Graphics, Inc.*                             880          65,164
   Ennis Inc.                                             2,180          58,337
   Geo Group, Inc.*                                       1,240          56,197
   Viad Corp.+                                            1,400          54,040
   American Reprographics Co.*                            1,620          49,880
   Layne Christensen Co.*                                 1,350          49,167
   Interface, Inc. -- Class A                             3,020          48,290
   CoStar Group, Inc.*                                      990          44,233
   Kenexa Corp. -- Class A*+                              1,390          43,271
   CBIZ, Inc.*                                            5,980          42,458
   Volt Information Sciences, Inc.*+                      1,610          42,166
   Pike Electric Corp.*                                   2,280          41,222
   M&F Worldwide Corp.*                                     830          39,516
   Rollins, Inc.+                                         1,620          37,276
   Amrep Corp. PLC                                          480          37,080
   Waste Industries USA, Inc.                             1,170          32,140
   COMSYS IT Partners, Inc.*                              1,540          30,646
   School Specialty, Inc.*                                  760          27,444
   PeopleSupport, Inc.*                                   2,000          22,900
   First Consulting Group, Inc.*                          2,050          18,655
   ICT Group, Inc.*                                       1,010          17,675
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,849,454
                                                                  -------------
   MACHINERY 1.6%
   Wabtec Corp.                                           3,180         109,678
   Bucyrus International, Inc. --
     Class A+                                             2,110         108,665
   Actuant Corp. -- Class A                               1,790          90,860
   Nordson Corp.                                          1,790          83,163
   Kaydon Corp.+                                          1,660          70,650
   Albany International Corp. -- Class A                  1,720          61,817
   Barnes Group, Inc.+                                    2,580          59,366
   RBC Bearings, Inc.*                                    1,750          58,502
   Columbus McKinnon Corp. -- Class A*+                   2,580          57,766
   Commercial Vehicle Group, Inc.*                        2,590          53,354
   Middleby Corp.*                                          400          52,736
   Briggs & Stratton Corp.+                               1,660          51,211
   NACCO Industries, Inc. -- Class A                        370          50,842
   EnPro Industries, Inc.*                                1,300          46,865


82 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Cascade Corp.+                                           770   $      46,054
   Dynamic Materials Corp.*                               1,340          43,845
   Astec Industries, Inc.*+                                 960          38,640
   Tennant Co.                                            1,060          33,379
                                                                  -------------
   TOTAL MACHINERY                                                    1,117,393
                                                                  -------------
   ELECTRICAL EQUIPMENT 1.3%
   General Cable Corp.*                                   2,810         150,138
   Acuity Brands, Inc.                                    2,510         136,644
   Belden CDT, Inc.+                                      2,120         113,611
   Regal-Beloit Corp.+                                    2,050          95,079
   Genlyte Group, Inc.*+                                  1,320          93,126
   Woodward Governor Co.+                                 1,840          75,753
   EnerSys*                                               4,060          69,751
   II-VI, Inc.*+                                          1,930          65,331
   Lamson & Sessions Co., Inc.*                           2,190          60,860
   A.O. Smith Corp.                                       1,540          58,859
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           919,152
                                                                  -------------
   AEROSPACE & DEFENSE 0.9%
   BE Aerospace, Inc.*+                                   4,660         147,722
   Ceradyne, Inc.*+                                       1,910         104,553
   Orbital Sciences Corp.*                                4,280          80,207
   Teledyne Technologies, Inc.*                           1,930          72,259
   United Industrial Corp.+                               1,120          61,824
   Hexcel Corp.*+                                         2,960          58,756
   K&F Industries Holdings, Inc.*                         2,020          54,399
   EDO Corp.                                              1,900          49,780
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            629,500
                                                                  -------------
   ROAD & RAIL 0.5%
   Dollar Thrifty Automotive Group, Inc.*                 1,540          78,602
   Florida East Coast Industries, Inc.+                   1,120          70,213
   Heartland Express, Inc.+                               3,530          56,056
   Arkansas Best Corp.                                    1,540          54,747
   Old Dominion Freight Line, Inc.*                       1,770          50,994
   Saia, Inc.*                                            1,410          33,487
                                                                  -------------
   TOTAL ROAD & RAIL                                                    344,099
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.5%
   EMCOR Group, Inc.*                                     1,850         109,113
   Granite Construction, Inc.                             1,930         106,652
   Infrasource Services, Inc.*+                           2,250          68,648
   Sterling Construction Co., Inc.*                       1,440          27,446
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                     311,859
                                                                  -------------
   AIRLINES 0.5%
   SkyWest, Inc.+                                         4,560         122,345
   Republic Airways Holdings, Inc.*                       3,400          78,064
   JetBlue Airways Corp.*                                 5,550          63,880
   Alaska Air Group, Inc.*+                               1,240          47,244
                                                                  -------------
   TOTAL AIRLINES                                                       311,533
                                                                  -------------
   BUILDING PRODUCTS 0.3%
   NCI Building Systems, Inc.*+                           1,470          70,178
   American Woodmark Corp.+                               1,400          51,464
   Ameron International Corp.                               691          45,509

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Builders FirstSource, Inc.*                            2,210   $      35,515
   Universal Forest Products, Inc.                          660          32,703
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              235,369
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Applied Industrial Technologies,
     Inc.                                                 2,590          63,533
   Watsco, Inc.+                                            890          45,452
   Williams Scotsman International,
     Inc.*                                                1,890          37,158
   Kaman Corp. -- Class A                                 1,540          35,897
   BlueLinx Holdings, Inc.                                3,040          31,920
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               213,960
                                                                  -------------
   AIR FREIGHT & COURIERS 0.2%
   HUB Group, Inc. -- Class A*+                           2,590          75,084
   Atlas Air Worldwide Holdings Co.,
     Inc.*                                                1,410          74,349
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         149,433
                                                                  -------------
   MARINE 0.2%
   Horizon Lines, Inc. -- Class A                         2,050          67,281
   American Commercial Lines, Inc.*                       1,970          61,957
                                                                  -------------
   TOTAL MARINE                                                         129,238
                                                                  -------------
TOTAL INDUSTRIALS                                                     6,210,990
                                                                  -------------
HEALTH CARE 7.7%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
   Immucor, Inc.*+                                        4,170         122,723
   Steris Corp.                                           4,320         114,739
   Varian, Inc.*                                          1,910         111,277
   Biosite, Inc.*                                         1,310         110,001
   Inverness Medical Innovations,
     Inc.*+                                               2,430         106,385
   Hologic, Inc.*+                                        1,690          97,412
   Mentor Corp.+                                          2,110          97,060
   American Medical Systems
     Holdings, Inc.*                                      4,440          93,995
   Dionex Corp.*+                                         1,340          91,267
   Bio--Rad Laboratories, Inc. --
     Class A*                                             1,280          89,395
   Viasys Healthcare, Inc.*                               2,540          86,335
   Haemonetics Corp.*+                                    1,640          76,670
   Integra LifeSciences Holdings
     Corp.*                                               1,330          60,621
   DJ Orthopedics, Inc.*+                                 1,510          57,229
   Zoll Medical Corp.*                                    2,010          53,566
   ArthroCare Corp.*                                      1,450          52,258
   PharmaNet Development Group,
     Inc.*                                                1,900          49,400
   Conmed Corp.*+                                         1,640          47,937
   OraSure Technologies, Inc.*                            5,060          37,191
   SurModics, Inc.*+                                      1,020          36,720
   ICU Medical, Inc.*+                                      930          36,456
   Meridian Bioscience, Inc.                              1,300          36,088
   Quidel Corp.*                                          2,930          35,160


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 83

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Abaxis, Inc.*                                          1,410   $      34,362
   Align Technology, Inc.*                                1,770          28,072
   Angiodynamics, Inc.*                                   1,400          23,646
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             1,785,965
                                                                  -------------
   BIOTECHNOLOGY 2.0%
   Dendreon Corp.*+                                       7,870         101,759
   BioMarin Pharmaceuticals, Inc.*+                       5,296          91,409
   Myriad Genetics, Inc.*+                                2,460          84,772
   United Therapeutics Corp.*                             1,440          77,443
   Applera Corp. - Celera Genomics
     Group*+                                              5,420          76,964
   Cubist Pharmaceuticals, Inc.*+                         3,400          75,038
   Alkermes, Inc.*                                        4,610          71,179
   OSI Pharmaceuticals, Inc.*+                            2,050          67,650
   Affymetrix, Inc.*+                                     2,130          64,049
   Savient Pharmaceuticals, Inc.*+                        5,280          63,466
   Digene Corp.*+                                         1,480          62,767
   Lifecell Corp.*+                                       2,080          51,938
   Martek Biosciences Corp.*+                             2,510          51,756
   Medarex, Inc.*                                         3,900          50,466
   Illumina, Inc.*+                                       1,710          50,103
   Alnylam Pharmaceuticals, Inc.*+                        2,590          46,620
   Progenics Pharmaceuticals, Inc.*+                      1,770          41,914
   Indevus Pharmaceuticals, Inc.*                         5,210          36,835
   Regeneron Pharmaceuticals, Inc.*                       1,660          35,889
   Onyx Pharmaceuticals, Inc.*+                           1,360          33,782
   Exelixis, Inc.*+                                       2,960          29,422
   Trimeris, Inc.*                                        3,930          27,038
   BioCryst Pharmaceuticals, Inc.*                        3,220          26,951
   Pharmion Corp.*+                                         860          22,609
   Zymogenetics, Inc.*                                    1,180          18,361
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                1,360,180
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 1.9%
   Sunrise Senior Living, Inc.*+                          3,190         126,069
   AMERIGROUP Corp.*                                      3,720         113,088
   Magellan Health Services, Inc.*                        2,670         112,140
   Apria Healthcare Group, Inc.*+                         3,140         101,265
   inVentiv Health, Inc.*+                                2,230          85,387
   Kindred Healthcare, Inc.*+                             2,580          84,572
   Psychiatric Solutions, Inc.*+                          1,660          66,915
   Healthspring, Inc.*+                                   2,690          63,349
   Omnicell, Inc.*                                        2,500          52,300
   Gentiva Health Services, Inc.*                         2,590          52,240
   Medcath Corp.*+                                        1,790          48,867
   The Trizetto Group, Inc.*                              2,440          48,824
   LHC Group, Inc.*                                       1,480          47,996
   AmSurg Corp.*                                          1,920          47,021
   Vital Images, Inc.*                                    1,390          46,231
   Dendrite International, Inc.*                          2,910          45,571
   Amedisys, Inc.*                                        1,400          45,402
   Sun Healthcare Group, Inc.*+                           3,410          42,114
   HealthExtras, Inc.*                                    1,410          40,580

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Allscripts Healthcare Solutions, Inc.*+                1,460   $      39,143
   Bio-Reference Labs, Inc.*                              1,480          37,592
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             1,346,666
                                                                  -------------
   PHARMACEUTICALS 1.2%
   MGI Pharma, Inc.*                                      4,970         111,676
   Perrigo Co.                                            5,250          92,715
   Viropharma, Inc.*+                                     5,220          74,907
   Par Pharmaceutical Cos., Inc.*                         2,790          70,085
   KV Pharmaceutical Co.*                                 2,746          67,909
   Sciele Pharma, Inc.*+                                  2,680          63,462
   Kendle International, Inc.*                            1,760          62,515
   Alpharma, Inc. -- Class A                              2,570          61,886
   Medicis Pharmaceutical Corp. --
     Class A+                                             1,730          53,319
   Noven Pharmaceuticals, Inc.*                           2,090          48,488
   Pozen, Inc.*                                           2,690          39,677
   Salix Pharmaceuticals Ltd.*                            2,960          37,296
   Bradley Pharmaceuticals, Inc.*                         1,360          26,098
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                810,033
                                                                  -------------
TOTAL HEALTH CARE                                                     5,302,844
                                                                  -------------
ENERGY 3.3%
   OIL & GAS 1.9%
   PetroHawk Energy Corp.*+                              10,280         135,388
   USEC, Inc.*                                            6,820         110,825
   Mariner Energy, Inc.*                                  5,250         100,432
   Western Refining, Inc.                                 2,200          85,844
   Penn Virginia Corp.                                    1,120          82,208
   Swift Energy Co.*                                      1,820          76,021
   Alon USA Energy, Inc.+                                 2,060          74,572
   Alpha Natural Resources, Inc.*+                        4,760          74,399
   Crosstex Energy, Inc.+                                 2,010          57,788
   Delek US Holdings, Inc.+                               2,970          56,816
   Arena Resources, Inc.*+                                1,120          56,134
   Carrizo Oil & Gas, Inc.*                               1,540          53,838
   Petroleum Development Corp.*                             970          51,963
   ATP Oil & Gas Corp.*+                                  1,240          46,624
   Harvest Natural Resources, Inc.*                       4,020          39,155
   World Fuel Services Corp.                                700          32,382
   Bois d'Arc Energy, Inc.*                               2,380          31,487
   GMX Resources, Inc.*                                     930          28,579
   Vaalco Energy, Inc.*                                   5,400          27,972
   Brigham Exploration Co.*                               4,190          26,062
   Callon Petroleum Co.*                                  1,900          25,783
                                                                  -------------
   TOTAL OIL & GAS                                                    1,274,272
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.4%
   Grey Wolf, Inc.*                                      14,000          93,800
   W-H Energy Services, Inc.*                             1,770          82,730
   Parker Drilling Co.*                                   8,450          79,345
   Input/Output, Inc.*+                                   5,520          76,066
   Dril-Quip, Inc.*                                       1,720          74,442
   Hanover Compressor Co.*                                3,250          72,312


84 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Lufkin Industries, Inc.                                1,140   $      64,045
   NATCO Group, Inc.*                                     1,840          62,781
   Dawson Geophysical Co.*                                1,170          57,950
   GulfMark Offshore, Inc.*+                              1,300          56,745
   Hornbeck Offshore Services, Inc.*+                     1,860          53,289
   Basic Energy Services, Inc.*                           2,270          52,891
   Matrix Service Co.*+                                   2,600          52,598
   Trico Marine Services, Inc.*+                          1,160          43,222
   Pioneer Drilling Co.*                                  3,210          40,735
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    962,951
                                                                  -------------
TOTAL ENERGY                                                          2,237,223
                                                                  -------------
MATERIALS 3.1%
   METALS & MINING 1.2%
   Chaparral Steel Co.                                    3,240         188,471
   Cleveland-Cliffs, Inc.                                 2,540         162,585
   Quanex Corp.                                           2,370         100,369
   Metal Management, Inc.                                 1,890          87,318
   AK Steel Holding Corp.*+                               3,530          82,567
   Ryerson Tull, Inc.+                                    1,890          74,882
   Schnitzer Steel Industries, Inc. --
     Class A+                                             1,750          70,298
   Coeur d'Alene Mines Corp.*+                            8,700          35,757
                                                                  -------------
   TOTAL METALS & MINING                                                802,247
                                                                  -------------
   CHEMICALS 1.0%
   OM Group, Inc.*                                        2,120          94,721
   H.B. Fuller Co.                                        3,150          85,900
   Hercules, Inc.*                                        3,640          71,126
   CF Industries Holdings, Inc.                           1,720          66,306
   Spartech Corp.                                         2,190          64,255
   Rockwood Holdings, Inc.*                               2,320          64,218
   Ferro Corp.                                            2,720          58,779
   Terra Industries, Inc.*                                3,060          53,550
   Georgia Gulf Corp.                                     3,240          52,520
   Pioneer Cos., Inc.*                                    1,850          51,134
   A. Schulman, Inc.                                      1,830          43,115
                                                                  -------------
   TOTAL CHEMICALS                                                      705,624
                                                                  -------------
   CONTAINERS & PACKAGING 0.4%
   Greif, Inc. -- Class A                                   980         108,888
   Silgan Holdings, Inc.+                                 1,480          75,643
   AptarGroup, Inc.                                       1,120          74,962
   Myers Industries, Inc.                                 2,690          50,249
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         309,742
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.3%
   Buckeye Technologies, Inc.*                            4,630          60,097
   Neenah Paper, Inc.+                                    1,350          53,649
   Schweitzer-Mauduit International,
     Inc.                                                 1,510          37,524
   Glatfelter                                             1,420          21,172
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                        172,442
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 0.2%
   Headwaters, Inc.*+                                     3,040   $      66,424
   Texas Industries, Inc.                                   710          53,626
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                         120,050
                                                                  -------------
TOTAL MATERIALS                                                       2,110,105
                                                                  -------------
CONSUMER STAPLES 2.5%
   FOOD PRODUCTS 0.9%
   Ralcorp Holdings, Inc.*+                               1,660         106,738
   Flowers Foods, Inc.+                                   3,390         102,276
   Seaboard Corp.                                            43          97,180
   Hain Celestial Group, Inc.*+                           2,380          71,566
   Imperial Sugar Co., Inc.+                              2,060          69,072
   Tootsie Roll Industries, Inc.                          2,146          64,322
   Lancaster Colony Corp.                                 1,430          63,192
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  574,346
                                                                  -------------
   PERSONAL PRODUCTS 0.6%
   NBTY, Inc.*+                                           3,540         187,761
   Chattem, Inc.*+                                        1,120          66,013
   Elizabeth Arden, Inc.*                                 2,240          48,877
   Mannatech, Inc.+                                       2,460          39,508
   USANA Health Sciences, Inc.*+                            840          39,371
   Prestige Brands Holdings, Inc. --
     Class A*+                                            2,540          30,099
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                              411,629
                                                                  -------------
   FOOD & DRUG RETAILING 0.6%
   Central European Distribution Corp.*                   2,470          71,902
   Longs Drug Stores Corp.                                1,280          66,099
   Ingles Markets, Inc. -- Class A                        1,390          56,768
   Andersons, Inc.+                                       1,250          55,500
   Spartan Stores, Inc.                                   2,060          55,208
   Wild Oats Markets, Inc.*                               2,900          52,780
   Nash Finch Co.+                                        1,170          40,318
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                          398,575
                                                                  -------------
   TOBACCO 0.2%
   Universal Corp.                                        1,600          98,160
   Alliance One International, Inc.*                      6,100          56,303
                                                                  -------------
   TOTAL TOBACCO                                                        154,463
                                                                  -------------
   BEVERAGES 0.1%
   Jones Soda Co.*+                                       3,820          77,240
                                                                  -------------
   TOTAL BEVERAGES                                                       77,240
                                                                  -------------
   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co. --
     Class A*                                             4,700          69,090
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                              69,090
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,685,343
                                                                  -------------


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 85

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

UTILITIES 1.7%
   ELECTRIC UTILITIES 0.8%
   Westar Energy, Inc.+                                   5,210   $     143,379
   Cleco Corp.                                            3,670          94,796
   IDACORP, Inc.+                                         2,470          83,585
   Unisource Energy Corp.                                 2,180          81,859
   Allete, Inc.+                                          1,590          74,126
   Otter Tail Power Co.+                                  2,140          73,274
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                             551,019
                                                                  -------------
   GAS UTILITIES 0.5%
   Nicor, Inc.+                                           3,171         153,513
   Southwest Gas Corp.                                    2,470          96,009
   Northwest Natural Gas Co.+                             1,580          72,158
   Piedmont Natural Gas Co.+                              2,450          64,631
                                                                  -------------
   TOTAL GAS UTILITIES                                                  386,311
                                                                  -------------
   MULTI-UTILITIES 0.4%
   Avista Corp.+                                          3,710          89,893
   Black Hills Corp.+                                     2,381          87,550
   PNM Resources, Inc.+                                   2,420          78,166
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                255,609
                                                                  -------------
TOTAL UTILITIES                                                       1,192,939
                                                                  -------------
TELECOMMUNICATION SERVICES 0.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
   Time Warner Telecom, Inc. --
     Class A*+                                            4,550          94,504
   Golden Telecom, Inc.                                   1,300          71,994
   General Communication, Inc. --
     Class A*                                             4,190          58,660
   Cogent Communications Group, Inc.*                     2,430          57,421
   Iowa Telecommunications Services,
     Inc.                                                 2,590          51,800
   CT Communications, Inc.+                               1,920          46,272
   Cbeyond, Inc.*+                                        1,530          44,875
   Cincinnati Bell, Inc.*+                                7,770          36,519
   Atlantic Tele-Network, Inc.                              780          20,381
                                                                  -------------
   TOTAL DIVERSIFIED
     TELECOMMUNICATION SERVICES                                         482,426
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Dobson Communications Corp. --
     Class A*+                                            8,500          73,015
   Syniverse Holdings, Inc.*                              3,690          38,892
   InPhonic, Inc.*+                                       2,310          25,179
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            137,086
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        619,512
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $35,261,013)                                                43,607,139
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 36.7%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                  $  7,756,281   $   7,756,281
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07++                                   6,204,999       6,204,999
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                     8,461,397       8,461,397
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                     2,820,466       2,820,466
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $25,243,143)                                                25,243,143
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                                 8,169,718       8,169,718
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,169,718)                                                  8,169,718
                                                                  -------------
TOTAL INVESTMENTS 112.0%
   (Cost $68,673,874)                                             $  77,020,000
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.0)%                                         $  (8,240,995)
                                                                  =============
NET ASSETS - 100.0%                                               $  68,779,005
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $8,054,000)                                 100   $     167,956
                                                                  =============

                                                         UNITS
                                                         -----
EQUITY INDEX SWAP AGREEMENTS
May 2007 Russell 2000(R) Index
   Swap, Terminating 05/22/07**
   (Notional Market Value
   $45,475,318)                                          56,794   $    (692,594)
June 2007 Russell 2000(R) Index
   Swap, Terminating 06/28/07**
   (Notional Market Value
   $6,031,434)                                            7,533          19,183
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $51,506,752)                                             $    (673,411)
                                                                  =============

*    NON-INCOME PRODUCING SECURITY.

**   PRICE RETURN  BASED ON RUSSELL  2000(R)  INDEX +/-  FINANCING AT A VARIABLE
     RATE.

+    ALL OR A PORTION OF THIS  SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
     9.

++ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


86 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 46.3%

FINANCIALS 9.6%
   REAL ESTATE 3.4%
   Realty Income Corp.                                      720   $      20,304
   Nationwide Health Properties, Inc.                       630          19,694
   LaSalle Hotel Properties                                 360          16,689
   Potlatch Corp.                                           350          16,023
   Post Properties, Inc.                                    350          16,005
   Newcastle Investment Corp.                               530          14,697
   Strategic Hotel Capital, Inc.                            630          14,408
   Pennsylvania Real Estate Investment
     Trust                                                  320          14,186
   Alexandria Real Estate Equities,
     Inc.                                                   140          14,052
   Spirit Finance Corp.                                     940          14,006
   Entertainment Properties Trust                           230          13,857
   FelCor Lodging Trust, Inc.                               530          13,764
   Corporate Office Properties
     Trust SBI                                              300          13,704
   Senior Housing Properties Trust                          540          12,906
   First Industrial Realty Trust, Inc.                      270          12,231
   BioMed Realty Trust, Inc.                                460          12,098
   Highland Hospitality Corp.                               660          11,748
   Equity Lifestyle Properties, Inc.                        210          11,342
   Healthcare Realty Trust, Inc.                            290          10,817
   KKR Financial Corp.                                      390          10,698
   Highwoods Properties, Inc.                               260          10,267
   Eastgroup Properties, Inc.                               200          10,206
   NorthStar Realty Finance Corp.                           670          10,191
   National Retail Properties, Inc.                         420          10,160
   PS Business Parks, Inc.                                  140           9,873
   Ashford Hospitality Trust, Inc.                          800           9,552
   Gramercy Capital Corp.                                   300           9,204
   Sovran Self Storage, Inc.                                166           9,198
   Home Properties, Inc.                                    170           8,978
   Deerfield Triarc Capital Corp.                           560           8,394
   RAIT Financial Trust                                     300           8,382
   Equity Inns, Inc.                                        510           8,354
   Innkeepers USA Trust                                     510           8,303
   Anthracite Capital, Inc.                                 690           8,280
   Arbor Realty Trust, Inc.                                 270           8,219
   Capital Trust, Inc. -- Class A                           180           8,203
   DiamondRock Hospitality Co.                              430           8,170
   Medical Properties Trust Inc.                            530           7,786
   Kite Realty Group Trust                                  390           7,780
   Winston Hotels, Inc.                                     490           7,365
   Omega Healthcare Investors, Inc.                         420           7,203
   American Home Mortgage
     Investment Corp.                                       260           7,017
   Sunstone Hotel Investors, Inc.                           150           4,089
                                                                  -------------
   TOTAL REAL ESTATE                                                    478,403
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   BANKS 3.1%
   SVB Financial Group*                                     420   $      20,408
   Cathay General Bancorp                                   560          19,029
   Pacific Capital Bancorp                                  550          17,666
   Chittenden Corp.                                         560          16,906
   Prosperity Bancshares, Inc.                              470          16,328
   International Bancshares Corp.                           550          16,318
   Greater Bay Bancorp                                      600          16,134
   First Community Bancorp                                  250          14,135
   Central Pacific Financial Corp.                          370          13,531
   Sterling Financial Corp.                                 430          13,412
   First Bancorp Puerto Rico                              1,010          13,393
   Wintrust Financial Corp.                                 290          12,937
   Provident Bankshares Corp.                               380          12,487
   MB Financial Corp.                                       330          11,883
   Boston Private Financial Holdings,
     Inc.                                                   420          11,726
   UMB Financial Corp.                                      310          11,706
   Citizens Banking Corp.                                   510          11,302
   National Penn Bancshares, Inc.                           570          10,773
   FNB Corp.                                                591           9,958
   CVB Financial Corp.                                      800           9,520
   Signature Bank*                                          290           9,437
   Hanmi Financial Corp.                                    480           9,149
   Sterling Bancshares, Inc.                                810           9,056
   UCBH Holdings, Inc.                                      480           8,938
   Chemical Financial Corp.                                 300           8,937
   City Holding Co.                                         210           8,494
   Banner Corp.                                             190           7,894
   PrivateBancorp, Inc.*                                    200           7,312
   Columbia Banking Systems, Inc.                           210           7,083
   Texas Capital Bancshares, Inc.*                          340           6,970
   Centennial Bank Holdings, Inc.*                          780           6,747
   W Holding Co., Inc.                                    1,300           6,500
   Virginia Commerce Bancorp, Inc.*                         300           6,495
   Capitol Bancorp Ltd.                                     170           6,264
   Western Alliance Bancorp, Inc.*                          200           6,208
   Pinnacle Financial Partners, Inc.*                       200           6,102
   Old National Bancorp                                     320           5,818
   Intervest Bancshares Corp.*                              200           5,740
   Integra Bank Corp.                                       250           5,573
   Community Bancorp*                                       180           5,535
   Preferred Bank                                           140           5,489
   Seacoast Banking Corporation of
     Florida                                                240           5,441
   Wilshire Bancorp, Inc.                                   300           4,920
   Westamerica Bancorporation                                60           2,890
   Independent Bank Corp.                                   140           2,852
   Irwin Financial Corp.                                    150           2,796
                                                                  -------------
   TOTAL BANKS                                                          448,192
                                                                  -------------
   INSURANCE 1.3%
   Ohio Casualty Corp.                                      580          17,371
   Phoenix Cos., Inc.                                     1,200          16,656
   Zenith National Insurance Corp.                          320          15,126


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 87

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Delphi Financial Group, Inc. --
     Class A                                                360  $       14,483
   LandAmerica Financial Group, Inc.                        166          12,269
   Argonaut Group, Inc.*                                    370          11,973
   RLI Corp.                                                200          10,986
   Infinity Property & Casualty Corp.                       200           9,372
   Odyssey Re Holdings Corp.                                230           9,041
   Horace Mann Educators Corp.                              430           8,836
   Navigators Group, Inc.*                                  156           7,827
   ProAssurance Corp.*                                      150           7,673
   FPIC Insurance Group, Inc.*                              170           7,594
   Tower Group, Inc.                                        230           7,411
   Safety Insurance Group, Inc.                             166           6,660
   Harleysville Group, Inc.                                 190           6,173
   Meadowbrook Insurance Group,
     Inc.*                                                  500           5,495
   American Physicians Capital, Inc.*                       120           4,810
   EMC Insurance Group, Inc.                                160           4,128
   American Equity Investment Life
     Holding Co.                                            270           3,545
                                                                  -------------
   TOTAL INSURANCE                                                      187,429
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 0.8%
   Downey Financial Corp.                                   230          14,844
   MAF Bancorp, Inc.                                        330          13,642
   First Niagara Financial Group, Inc.                      960          13,354
   NewAlliance Bancshares, Inc.                             550           8,915
   PFF Bancorp, Inc.                                        290           8,796
   Bankunited Financial Corp. --
     Class A                                                380           8,060
   Flagstar Bancorp, Inc.                                   630           7,528
   Triad Guaranty, Inc.*                                    170           7,040
   Franklin Bank Corp.*                                     350           6,255
   TierOne Corp.                                            230           6,219
   FirstFed Financial Corp.*                                 80           4,546
   Federal Agricultural Mortgage
     Corp.                                                  160           4,352
   Berkshire Hills Bancorp, Inc.                            120           4,038
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     107,589
                                                                  -------------
   CAPITAL MARKETS 0.6%
   Apollo Investment Corp.                                1,000          21,400
   MCG Capital Corp.                                        630          11,819
   Piper Jaffray Cos., Inc.*                                190          11,768
   Waddell & Reed Financial, Inc. --
     Class A                                                410           9,561
   Ares Capital Corp.                                       500           9,085
   SWS Group, Inc.                                          340           8,435
   GFI Group, Inc.*                                         110           7,477
   Calamos Asset Management, Inc. --
     Class A                                                280           6,250
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                 85,795
                                                                  -------------
   CONSUMER FINANCE 0.2%
   Advanta Corp.                                            230          10,083
   World Acceptance Corp.*                                  200           7,990
   Cash America International, Inc.                         190           7,790

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Ezcorp, Inc. -- Class A*                                 330   $       4,861
   First Cash Financial Services, Inc.*                     200           4,456
                                                                  -------------
   TOTAL CONSUMER FINANCE                                                35,180
                                                                  -------------
   DIVERSIFIED FINANCIALS 0.2%
   Portfolio Recovery Associates,
     Inc.*                                                  166           7,412
   Asta Funding, Inc.                                       170           7,341
   Pico Holdings, Inc.*                                     150           6,406
   Compass Diversified Trust                                190           3,186
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                          24,345
                                                                  -------------
TOTAL FINANCIALS                                                      1,366,933
                                                                  -------------
INFORMATION TECHNOLOGY 8.7%
   SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 1.8%
   Varian Semiconductor Equipment
     Associates, Inc.*                                      480          25,622
   Formfactor, Inc.*                                        380          17,005
   Amkor Technology, Inc.*                                1,150          14,352
   ON Semiconductor Corp.*                                1,370          12,220
   MKS Instruments, Inc.*                                   456          11,637
   Zoran Corp.*                                             668          11,369
   Advanced Energy Industries, Inc.*                        520          10,941
   Trident Microsystems, Inc.*                              510          10,231
   Atheros Communications, Inc.*                            400           9,572
   Intevac, Inc.*                                           360           9,493
   LTX Corp.*                                             1,480           9,058
   Micrel, Inc.*                                            810           8,926
   Cabot Microelectronics Corp.*                            266           8,914
   Tessera Technologies, Inc.*                              220           8,743
   Hittite Microwave Corp.*                                 200           8,034
   Kulicke & Soffa Industries, Inc.*                        810           7,492
   Diodes, Inc.*                                            210           7,318
   Cirrus Logic, Inc.*                                      940           7,200
   Mattson Technology, Inc.*                                720           6,552
   Actel Corp.*                                             390           6,443
   Asyst Technologies, Inc.*                                860           6,046
   Cohu, Inc.                                               310           5,828
   RF Micro Devices, Inc.*                                  930           5,794
   AMIS Holdings, Inc.*                                     470           5,147
   Semtech Corp.*                                           370           4,988
   Silicon Storage Technology, Inc.*                      1,000           4,930
   Veeco Instruments, Inc.*                                 230           4,485
   Supertex, Inc.*                                          120           3,985
   Cymer, Inc.*                                              80           3,324
                                                                  -------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                            255,649
                                                                  -------------
   SOFTWARE 1.7%
   Hyperion Solutions Corp.*                                490          25,397
   Sybase, Inc.*                                            950          24,016
   Micros Systems, Inc.*                                    330          17,817
   Jack Henry & Associates, Inc.                            710          17,075
   Nuance Communications, Inc.*                           1,110          16,994
   Kronos, Inc.*                                            310          16,585
   MicroStrategy, Inc. -- Class A*                          110          13,903
   Macrovision Corp.*                                       430          10,771


88 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Transaction Systems Architects,
     Inc. -- Class A*                                       330   $      10,689
   Informatica Corp.*                                       750          10,073
   EPIQ Systems, Inc.*                                      450           9,171
   TIBCO Software, Inc.*                                  1,020           8,690
   Quest Software, Inc.*                                    520           8,460
   Ansoft Corp.*                                            260           8,226
   Ansys, Inc.*                                             160           8,123
   i2 Technologies, Inc.*                                   290           6,960
   Progress Software Corp.*                                 220           6,864
   Smith Micro Software, Inc.*                              360           6,707
   Mentor Graphics Corp.*                                   390           6,373
   SPSS, Inc.*                                              170           6,137
   Secure Computing Corp.*                                  630           4,851
   Quality Systems, Inc.                                     80           3,200
                                                                  -------------
   TOTAL SOFTWARE                                                       247,082
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 1.4%
   CommScope, Inc.*                                         621          26,641
   Polycom, Inc.*                                           710          23,664
   Interdigital Communications
     Corp.*                                                 570          18,052
   Foundry Networks, Inc.*                                1,240          16,827
   Arris Group, Inc.*                                     1,170          16,474
   Utstarcom, Inc.*                                       1,330          11,026
   Sonus Networks, Inc.*                                  1,220           9,845
   ViaSat, Inc.*                                            280           9,232
   Harmonic, Inc.*                                          900           8,838
   C-COR, Inc.*                                             590           8,177
   Blue Coat Systems, Inc.*                                 220           8,081
   ADTRAN, Inc.                                             310           7,548
   Loral Space & Communications,
     Inc.*                                                  130           6,614
   Comtech Group, Inc.*                                     340           5,943
   Sirenza Microdevices, Inc.*                              680           5,862
   Anaren, Inc.*                                            300           5,283
   Oplink Communications, Inc.*                             290           5,211
   Carrier Access Corp.*                                     51             261
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       193,579
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
   Flir Systems, Inc.*                                      590          21,046
   Anixter International, Inc.*                             230          15,166
   Itron, Inc.*                                             230          14,959
   Paxar Corp.*                                             460          13,202
   Benchmark Electronics, Inc.*                             570          11,776
   Global Imaging Systems, Inc.*                            570          11,115
   Rofin-Sinar Technologies, Inc.*                          168           9,942
   Littelfuse, Inc.*                                        230           9,338
   Coherent, Inc.*                                          276           8,760
   TTM Technologies, Inc.*                                  780           7,441
   MTS Systems Corp.                                        186           7,224
   Rogers Corp.*                                            160           7,096
   Scansource, Inc.*                                        250           6,710
   Agilsys, Inc.                                            270           6,067
   Park Electrochemical Corp.                               200           5,424

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Acacia Research - Acacia
     Technologies*                                          330   $       5,221
   Zygo Corp., Inc.*                                        320           5,123
   CTS Corp.                                                340           4,699
   SYNNEX Corp.*                                            190           4,036
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT &
     INSTRUMENTS                                                        174,345
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 1.1%
   Digital River, Inc.*                                     330          18,233
   aQuantive, Inc.*                                         620          17,304
   Equinix, Inc.*                                           160          13,701
   WebEx Communications, Inc.*                              240          13,646
   j2 Global Communications, Inc.*                          436          12,086
   ValueClick, Inc.*                                        460          12,020
   Interwoven, Inc.*                                        660          11,154
   United Online, Inc.                                      670           9,400
   SAVVIS, Inc.*                                            190           9,097
   InfoSpace, Inc.*                                         330           8,471
   TheStreet.com, Inc.                                      580           7,105
   Perficient, Inc.*                                        340           6,725
   Internap Network Services Corp.*                         420           6,615
   Vignette Corp.*                                          300           5,571
   Travelzoo, Inc.*                                         140           5,148
   SonicWALL, Inc.*                                         570           4,765
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   161,041
                                                                  -------------
   IT CONSULTING & SERVICES 0.9%
   MPS Group, Inc.*                                         960          13,584
   Gartner, Inc. -- Class A*                                550          13,173
   Perot Systems Corp. -- Class A*                          720          12,867
   eFunds Corp.*                                            420          11,197
   Forrester Research, Inc.*                                300           8,508
   Sapient Corp.*                                         1,200           8,232
   Mantech International Corp. --
     Class A*                                               246           8,219
   Lightbridge, Inc.*                                       450           7,907
   Covansys Corp.*                                          300           7,404
   SYKES Enterprises, Inc.*                                 400           7,296
   Gevity HR, Inc.                                          280           5,527
   RightNow Technologies, Inc.*                             330           5,405
   Integral Systems, Inc.                                   220           5,317
   Ness Technologies, Inc.*                                 400           5,112
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       119,748
                                                                  -------------
   COMPUTERS & PERIPHERALS 0.6%
   Brocade Communications Systems,
     Inc.*                                                2,910          27,703
   Palm, Inc.*                                              950          17,224
   Imation Corp.                                            380          15,344
   Novatel Wireless, Inc.*                                  570           9,143
   Stratasys, Inc.*                                         140           5,981
   Hutchinson Technology, Inc.*                             240           5,604
   Electronics for Imaging, Inc.*                           140           3,283
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                         84,282
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,235,726
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 89

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 7.4%
   SPECIALTY RETAIL 1.9%
   Rent-A-Center, Inc.*                                     760   $      21,265
   Aeropostale, Inc.*                                       510          20,517
   Men's Wearhouse, Inc.                                    410          19,290
   Payless Shoesource, Inc.*                                560          18,592
   Regis Corp.                                              416          16,794
   Charming Shoppes, Inc.*                                1,100          14,245
   Blockbuster, Inc. -- Class A*                          2,090          13,460
   Gymboree Corp.*                                          330          13,223
   Guess ?, Inc.                                            310          12,552
   Brown Shoe Co., Inc.                                     280          11,760
   Stage Stores, Inc.                                       460          10,723
   Group 1 Automotive, Inc.                                 266          10,579
   Dress Barn, Inc.*                                        500          10,405
   Asbury Automotive Group, Inc.                            330           9,322
   DSW, Inc.*                                               210           8,864
   Cato Corp. -- Class A                                    370           8,654
   Buckle, Inc.                                             240           8,568
   CSK Auto Corp.*                                          480           8,256
   Select Comfort Corp.*                                    460           8,188
   Charlotte Russe Holding, Inc.*                           280           8,084
   Genesco, Inc.*                                           160           6,645
   Shoe Carnival, Inc.*                                     190           6,327
   Talbots, Inc.                                            210           4,960
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                               271,273
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.3%
   Sonic Corp.*                                             720          16,042
   Pinnacle Entertainment, Inc.*                            510          14,826
   Bob Evans Farms, Inc.                                    380          14,041
   CEC Entertainment, Inc.*                                 320          13,293
   WMS Industries, Inc.*                                    310          12,165
   CKE Restaurants, Inc.                                    626          11,806
   Jack in the Box, Inc.*                                   170          11,752
   Triarc Cos., Inc. -- Class B                             670          11,517
   IHOP Corp.                                               188          11,026
   Gaylord Entertainment Co.*                               200          10,574
   Rare Hospitality International,
     Inc.*                                                  320           9,629
   Ameristar Casinos, Inc.                                  240           7,706
   AFC Enterprises*                                         380           7,619
   Papa John's International, Inc.*                         236           6,938
   Monarch Casino & Resort, Inc.*                           240           6,240
   Ruth's Chris Steak House*                                300           6,108
   CBRL Group, Inc.                                         120           5,556
   Speedway Motorsports, Inc.                               136           5,270
   O'Charleys, Inc.*                                        250           4,823
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  186,931
                                                                  -------------
   MEDIA 1.1%
   Belo Corp. -- Class A                                    880          16,430
   Lee Enterprises, Inc.                                    440          13,222
   Marvel Entertainment, Inc.*                              450          12,487
   Scholastic Corp.*                                        380          11,818
   Entercom Communications Corp.                            360          10,145

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Valassis Communications, Inc.*                           540   $       9,283
   Media General, Inc.                                      240           9,158
   Interactive Data Corp.                                   370           9,157
   RCN Corp.*                                               310           7,921
   Sinclair Broadcast Group, Inc. --
     Class A                                                500           7,725
   CKX, Inc.*                                               610           6,771
   Cox Radio Inc. -- Class A*                               496           6,770
   Morningstar, Inc.*                                       130           6,713
   Journal Register Co.                                   1,110           6,616
   Harris Interactive, Inc.*                              1,040           6,271
   Westwood One, Inc.                                       860           5,908
   Arbitron, Inc.                                            90           4,226
   Cumulus Media, Inc. -- Class A*                          410           3,846
   Citadel Broadcasting Corp.                               340           3,233
                                                                  -------------
   TOTAL MEDIA                                                          157,700
                                                                  -------------
   TEXTILES & APPAREL 0.9%
   Phillips-Van Heusen Corp.                                410          24,108
   Wolverine World Wide, Inc.                               510          14,571
   Warnaco Group, Inc.*                                     450          12,780
   Deckers Outdoor Corp.*                                   135           9,588
   Kellwood Co.                                             310           9,092
   Oxford Industries, Inc.                                  180           8,899
   Columbia Sportswear Co.                                  120           7,477
   Iconix Brand Group, Inc.*                                340           6,936
   Steven Madden Ltd.                                       230           6,716
   K-Swiss, Inc. -- Class A                                 220           5,944
   Unifirst Corp.                                           140           5,372
   True Religion Apparel, Inc.*                             330           5,359
   Maidenform Brands, Inc.*                                 208           4,799
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             121,641
                                                                  -------------
   HOUSEHOLD DURABLES 0.5%
   Tempur-Pedic International, Inc.                         560          14,555
   Tupperware Brands Corp.                                  570          14,210
   Ethan Allen Interiors, Inc.                              310          10,955
   American Greetings Corp. --
     Class A                                                320           7,427
   Furniture Brands International, Inc.                     470           7,417
   Kimball International, Inc. --
     Class B                                                370           7,134
   Blyth, Inc.                                              320           6,755
   Brookfield Homes Corp.                                   140           4,494
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                              72,947
                                                                  -------------
   AUTO COMPONENTS 0.4%
   American Axle & Manufacturing
     Holdings, Inc.                                         500          13,675
   ArvinMeritor, Inc.                                       720          13,140
   Tenneco, Inc.*                                           440          11,202
   Aftermarket Technology Corp.*                            300           7,284
   Fuel Systems Solutions, Inc.*                            280           5,186
   Drew Industries, Inc.*                                   180           5,162
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                 55,649
                                                                  -------------


90 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Sotheby's Holdings, Inc. -- Class A                      300   $      13,344
   Jackson Hewitt Tax Service, Inc.                         300           9,654
   DeVry, Inc.                                              300           8,805
   Pre-Paid Legal Services, Inc.*                           140           7,016
   Vertrue, Inc.*                                           140           6,735
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                  45,554
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.3%
   Priceline.com, Inc.*                                     260          13,847
   Systemax, Inc.*                                          440           8,241
   FTD Group, Inc.                                          420           6,943
   Netflix, Inc.*                                           210           4,870
   GSI Commerce, Inc.*                                      190           4,292
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                       38,193
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Jakks Pacific, Inc.*                                     426          10,181
   RC2 Corp.*                                               230           9,290
   Smith & Wesson Holding Corp.*                            490           6,414
   Nautilus, Inc.                                           320           4,937
   Oakley, Inc.                                             240           4,834
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    35,656
                                                                  -------------
   MULTILINE RETAIL 0.2%
   Big Lots, Inc.*                                        1,110          34,721
                                                                  -------------
   TOTAL MULTILINE RETAIL                                                34,721
                                                                  -------------
   AUTOMOBILES 0.1%
   Winnebago Industries, Inc.                               310          10,425
   Monaco Coach Corp.                                       390           6,213
                                                                  -------------
   TOTAL AUTOMOBILES                                                     16,638
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Stewart Enterprises, Inc. -- Class A                   1,150           9,269
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 9,269
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.1%
   INVESTools, Inc.*                                        600           8,340
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                     8,340
                                                                  -------------
   DISTRIBUTORS 0.0%
   Keystone Automotive Industries,
     Inc.*                                                  210           7,077
                                                                  -------------
   TOTAL DISTRIBUTORS                                                     7,077
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          1,061,589
                                                                  -------------
INDUSTRIALS 6.6%
   COMMERCIAL SERVICES & SUPPLIES 2.0%
   Watson Wyatt & Co. Holdings                              380          18,487
   IKON Office Solutions, Inc.                            1,200          17,244
   Waste Connections, Inc.*                                 565          16,916
   United Stationers, Inc.*                                 280          16,778
   Deluxe Corp.                                             500          16,765
   Teletech Holdings, Inc.*                                 320          11,741
   ABM Industries, Inc.                                     430          11,348
   Herman Miller, Inc.                                      320          10,717
   Heidrick & Struggles International,
     Inc.*                                                  220          10,659

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Korn/Ferry International, Inc.*                          460   $      10,552
   Huron Consulting Group, Inc.*                            170          10,343
   Consolidated Graphics, Inc.*                             126           9,330
   Ennis Inc.                                               330           8,831
   Geo Group, Inc.*                                         190           8,611
   Viad Corp.                                               210           8,106
   American Reprographics Co.*                              250           7,697
   Layne Christensen Co.*                                   210           7,648
   Interface, Inc. -- Class A                               460           7,355
   CoStar Group, Inc.*                                      150           6,702
   Kenexa Corp. -- Class A*                                 210           6,537
   CBIZ, Inc.*                                              910           6,461
   Pike Electric Corp.*                                     350           6,328
   Volt Information Sciences, Inc.*                         240           6,286
   M&F Worldwide Corp.*                                     130           6,189
   Rollins, Inc.                                            250           5,753
   Amrep Corp. PLC                                           65           5,021
   Waste Industries USA, Inc.                               180           4,945
   COMSYS IT Partners, Inc.*                                240           4,776
   School Specialty, Inc.*                                  120           4,333
   PeopleSupport, Inc.*                                     300           3,435
   First Consulting Group, Inc.*                            310           2,821
   ICT Group, Inc.*                                         150           2,625
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 281,340
                                                                  -------------
   MACHINERY 1.2%
   Wabtec Corp.                                             480          16,555
   Bucyrus International, Inc. -- Class A                   320          16,480
   Actuant Corp. -- Class A                                 270          13,719
   Nordson Corp.                                            270          12,544
   Kaydon Corp.                                             250          10,640
   Albany International Corp. -- Class A                    260           9,344
   RBC Bearings, Inc.*                                      270           9,026
   Barnes Group, Inc.                                       386           8,882
   Columbus McKinnon Corp. --
     Class A*                                               390           8,732
   NACCO Industries, Inc. -- Class A                         60           8,245
   Commercial Vehicle Group, Inc.*                          390           8,034
   Middleby Corp.*                                           60           7,910
   Briggs & Stratton Corp.                                  250           7,713
   EnPro Industries, Inc.*                                  200           7,210
   Cascade Corp.                                            120           7,186
   Dynamic Materials Corp.*                                 200           6,544
   Astec Industries, Inc.*                                  150           6,038
   Tennant Co.                                              160           5,038
                                                                  -------------
   TOTAL MACHINERY                                                      169,840
                                                                  -------------
   ELECTRICAL EQUIPMENT 1.0%
   General Cable Corp.*                                     430          22,975
   Acuity Brands, Inc.                                      380          20,687
   Belden CDT, Inc.                                         320          17,149
   Regal-Beloit Corp.                                       310          14,378
   Genlyte Group, Inc.*                                     200          14,110
   Woodward Governor Co.                                    276          11,363
   EnerSys*                                                 620          10,651
   II-VI, Inc.*                                             290           9,816


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 91

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Lamson & Sessions Co., Inc.*                             330   $       9,171
   A.O. Smith Corp.                                         226           8,638
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           138,938
                                                                  -------------
   AEROSPACE & DEFENSE 0.7%
   BE Aerospace, Inc.*                                      710          22,507
   Ceradyne, Inc.*                                          290          15,875
   Orbital Sciences Corp.*                                  650          12,181
   Teledyne Technologies, Inc.*                             286          10,708
   United Industrial Corp.                                  170           9,384
   Hexcel Corp.*                                            450           8,932
   K&F Industries Holdings, Inc.*                           310           8,348
   EDO Corp.                                                290           7,598
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                             95,533
                                                                  -------------
   ROAD & RAIL 0.4%
   Dollar Thrifty Automotive Group,
     Inc.*                                                  230          11,739
   Florida East Coast Industries, Inc.                      170          10,657
   Heartland Express, Inc.                                  540           8,575
   Arkansas Best Corp.                                      240           8,532
   Old Dominion Freight Line, Inc.*                         270           7,779
   Saia, Inc.*                                              210           4,988
                                                                  -------------
   TOTAL ROAD & RAIL                                                     52,270
                                                                  -------------
   AIRLINES 0.3%
   SkyWest, Inc.                                            690          18,513
   Republic Airways Holdings, Inc.*                         520          11,939
   JetBlue Airways Corp.*                                   840           9,668
   Alaska Air Group, Inc.*                                  190           7,239
                                                                  -------------
   TOTAL AIRLINES                                                        47,359
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.3%
   EMCOR Group, Inc.*                                       280          16,515
   Granite Construction, Inc.                               290          16,025
   Infrasource Services, Inc.*                              340          10,380
   Sterling Construction Co., Inc.*                         220           4,193
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                      47,113
                                                                  -------------
   BUILDING PRODUCTS 0.2%
   NCI Building Systems, Inc.*                              216          10,312
   American Woodmark Corp.                                  210           7,719
   Ameron International Corp.                               110           7,245
   Builders FirstSource, Inc.*                              340           5,464
   Universal Forest Products, Inc.                          100           4,955
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                               35,695
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   Applied Industrial Technologies,
     Inc.                                                   390           9,571
   Watsco, Inc.                                             140           7,150
   Williams Scotsman International,
     Inc.*                                                  290           5,701
   Kaman Corp. -- Class A                                   230           5,361
   BlueLinx Holdings, Inc.                                  460           4,830
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                32,613
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 0.2%
   Atlas Air Worldwide Holdings Co.,
     Inc.*                                                  220   $      11,601
   HUB Group, Inc. -- Class A*                              386          11,190
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                          22,791
                                                                  -------------
   MARINE 0.1%
   Horizon Lines, Inc. -- Class A                           310          10,174
   American Commercial Lines, Inc.*                         300           9,435
                                                                  -------------
   TOTAL MARINE                                                          19,609
                                                                  -------------
TOTAL INDUSTRIALS                                                       943,101
                                                                  -------------
HEALTH CARE 5.6%
   HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
   Immucor, Inc.*                                           630          18,541
   Steris Corp.                                             660          17,530
   Varian, Inc.*                                            290          16,895
   Biosite, Inc.*                                           200          16,794
   Inverness Medical Innovations,
     Inc.*                                                  370          16,199
   Hologic, Inc.*                                           260          14,986
   Mentor Corp.                                             320          14,720
   American Medical Systems Holdings,
     Inc.*                                                  680          14,396
   Bio--Rad Laboratories, Inc. --
     Class A*                                               196          13,689
   Dionex Corp.*                                            200          13,622
   Viasys Healthcare, Inc.*                                 390          13,256
   Haemonetics Corp.*                                       250          11,687
   Integra LifeSciences Holdings
     Corp.*                                                 198           9,025
   DJ Orthopedics, Inc.*                                    227           8,603
   Zoll Medical Corp.*                                      310           8,261
   ArthroCare Corp.*                                        220           7,929
   PharmaNet Development Group,
     Inc.*                                                  290           7,540
   Conmed Corp.*                                            250           7,308
   SurModics, Inc.*                                         160           5,760
   OraSure Technologies, Inc.*                              770           5,660
   Meridian Bioscience, Inc.                                200           5,552
   ICU Medical, Inc.*                                       140           5,488
   Quidel Corp.*                                            450           5,400
   Abaxis, Inc.*                                            220           5,361
   Align Technology, Inc.*                                  270           4,282
   Angiodynamics, Inc.*                                     210           3,547
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               272,031
                                                                  -------------
   BIOTECHNOLOGY 1.4%
   Dendreon Corp.*                                        1,200          15,516
   BioMarin Pharmaceuticals, Inc.*                          810          13,981
   Myriad Genetics, Inc.*                                   370          12,750
   Applera Corp. - Celera Genomics
     Group*                                                 830          11,786
   United Therapeutics Corp.*                               216          11,616
   Cubist Pharmaceuticals, Inc.*                            520          11,476


92 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Alkermes, Inc.*                                          700   $      10,808
   OSI Pharmaceuticals, Inc.*                               310          10,230
   Affymetrix, Inc.*                                        320           9,622
   Savient Pharmaceuticals, Inc.*                           800           9,616
   Digene Corp.*                                            226           9,585
   Lifecell Corp.*                                          320           7,990
   Martek Biosciences Corp.*                                380           7,836
   Medarex, Inc.*                                           590           7,635
   Illumina, Inc.*                                          260           7,618
   Alnylam Pharmaceuticals, Inc.*                           390           7,020
   Progenics Pharmaceuticals, Inc.*                         270           6,394
   Indevus Pharmaceuticals, Inc.*                           790           5,585
   Regeneron Pharmaceuticals, Inc.*                         250           5,405
   Onyx Pharmaceuticals, Inc.*                              210           5,216
   Exelixis, Inc.*                                          450           4,473
   Trimeris, Inc.*                                          600           4,128
   BioCryst Pharmaceuticals, Inc.*                          490           4,101
   Pharmion Corp.*                                          130           3,418
   Zymogenetics, Inc.*                                      180           2,801
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                  206,606
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 1.4%
   Sunrise Senior Living, Inc.*                             490          19,365
   Magellan Health Services, Inc.*                          410          17,220
   Apria Healthcare Group, Inc.*                            480          15,480
   inVentiv Health, Inc.*                                   340          13,019
   Kindred Healthcare, Inc.*                                390          12,784
   Psychiatric Solutions, Inc.*                             250          10,077
   Healthspring, Inc.*                                      410           9,655
   AMERIGROUP Corp.*                                        310           9,424
   Omnicell, Inc.*                                          380           7,950
   Gentiva Health Services, Inc.*                           390           7,866
   LHC Group, Inc.*                                         230           7,459
   The Trizetto Group, Inc.*                                370           7,404
   Medcath Corp.*                                           270           7,371
   AmSurg Corp.*                                            290           7,102
   Vital Images, Inc.*                                      210           6,985
   Dendrite International, Inc.*                            440           6,890
   Amedisys, Inc.*                                          210           6,810
   Sun Healthcare Group, Inc.*                              520           6,422
   HealthExtras, Inc.*                                      220           6,332
   Allscripts Healthcare Solutions, Inc.*                   220           5,898
   Bio-Reference Labs, Inc.*                                230           5,842
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               197,355
                                                                  -------------
   PHARMACEUTICALS 0.9%
   MGI Pharma, Inc.*                                        760          17,077
   Perrigo Co.                                              800          14,128
   Viropharma, Inc.*                                        800          11,480
   Par Pharmaceutical Cos., Inc.*                           420          10,550
   KV Pharmaceutical Co.*                                   420          10,387
   Sciele Pharma, Inc.*                                     410           9,709
   Kendle International, Inc.*                              270           9,590
   Alpharma, Inc. -- Class A                                386           9,295
   Medicis Pharmaceutical Corp. --
     Class A                                                260           8,013

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Noven Pharmaceuticals, Inc.*                             320   $       7,424
   Pozen, Inc.*                                             410           6,048
   Salix Pharmaceuticals Ltd.*                              450           5,670
   Bradley Pharmaceuticals, Inc.*                           210           4,030
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                123,401
                                                                  -------------
TOTAL HEALTH CARE                                                       799,393
                                                                  -------------
ENERGY 2.4%
   OIL & GAS 1.4%
   PetroHawk Energy Corp.*                                1,560          20,545
   USEC, Inc.*                                            1,040          16,900
   Mariner Energy, Inc.*                                    800          15,304
   Western Refining, Inc.                                   340          13,267
   Penn Virginia Corp.                                      170          12,478
   Swift Energy Co.*                                        280          11,696
   Alpha Natural Resources, Inc.*                           720          11,254
   Alon USA Energy, Inc.                                    310          11,222
   Crosstex Energy, Inc.                                    310           8,912
   Delek US Holdings, Inc.                                  450           8,609
   Arena Resources, Inc.*                                   170           8,520
   Carrizo Oil & Gas, Inc.*                                 230           8,041
   Petroleum Development Corp.*                             146           7,821
   ATP Oil & Gas Corp.*                                     190           7,144
   Harvest Natural Resources, Inc.*                         610           5,941
   World Fuel Services Corp.                                110           5,089
   Bois d'Arc Energy, Inc.*                                 360           4,763
   GMX Resources, Inc.*                                     140           4,302
   Vaalco Energy, Inc.*                                     820           4,248
   Brigham Exploration Co.*                                 638           3,968
   Callon Petroleum Co.*                                    290           3,935
                                                                  -------------
   TOTAL OIL & GAS                                                      193,959
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.0%
   Grey Wolf, Inc.*                                       2,130          14,271
   W-H Energy Services, Inc.*                               270          12,620
   Parker Drilling Co.*                                   1,290          12,113
   Input/Output, Inc.*                                      840          11,575
   Dril-Quip, Inc.*                                         260          11,253
   Hanover Compressor Co.*                                  500          11,125
   NATCO Group, Inc.*                                       280           9,554
   Lufkin Industries, Inc.                                  168           9,438
   Dawson Geophysical Co.*                                  180           8,915
   GulfMark Offshore, Inc.*                                 200           8,730
   Matrix Service Co.*                                      400           8,092
   Hornbeck Offshore Services, Inc.*                        280           8,022
   Basic Energy Services, Inc.*                             340           7,922
   Trico Marine Services, Inc.*                             180           6,707
   Pioneer Drilling Co.*                                    490           6,218
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    146,555
                                                                  -------------
TOTAL ENERGY                                                            340,514
                                                                  -------------
MATERIALS 2.2%
   METALS & MINING 0.9%
   Chaparral Steel Co.                                      490          28,503
   Cleveland-Cliffs, Inc.                                   390          24,964
   Quanex Corp.                                             360          15,246


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 93

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Metal Management, Inc.                                   290   $      13,398
   AK Steel Holding Corp.*                                  540          12,631
   Ryerson Tull, Inc.                                       286          11,331
   Schnitzer Steel Industries, Inc. --
      Class A                                               270          10,846
   Coeur d'Alene Mines Corp.*                             1,320           5,425
                                                                  -------------
   TOTAL METALS & MINING                                                122,344
                                                                  -------------
   CHEMICALS 0.7%
   OM Group, Inc.*                                          320          14,298
   H.B. Fuller Co.                                          480          13,090
   Hercules, Inc.*                                          550          10,747
   CF Industries Holdings, Inc.                             260          10,023
   Rockwood Holdings, Inc.*                                 350           9,688
   Spartech Corp.                                           330           9,682
   Ferro Corp.                                              410           8,860
   Terra Industries, Inc.*                                  470           8,225
   Georgia Gulf Corp.                                       490           7,943
   Pioneer Cos., Inc.*                                      280           7,739
   A. Schulman, Inc.                                        280           6,597
                                                                  -------------
   TOTAL CHEMICALS                                                      106,892
                                                                  -------------
   CONTAINERS & PACKAGING 0.3%
   Greif, Inc. -- Class A                                   150          16,666
   Silgan Holdings, Inc.                                    226          11,551
   AptarGroup, Inc.                                         170          11,378
   Myers Industries, Inc.                                   410           7,659
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                          47,254
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.2%
   Buckeye Technologies, Inc.*                              700           9,086
   Neenah Paper, Inc.                                       210           8,345
   Schweitzer-Mauduit International,
      Inc.                                                  230           5,716
   Glatfelter                                               220           3,280
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                         26,427
                                                                  -------------
   CONSTRUCTION MATERIALS 0.1%
   Headwaters, Inc.*                                        460          10,051
   Texas Industries, Inc.                                   110           8,308
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                          18,359
                                                                  -------------
TOTAL MATERIALS                                                         321,276
                                                                  -------------
CONSUMER STAPLES 1.8%
   FOOD PRODUCTS 0.7%
   Seaboard Corp.                                            10          22,600
   Ralcorp Holdings, Inc.*                                  250          16,075
   Flowers Foods, Inc.                                      520          15,689
   Hain Celestial Group, Inc.*                              360          10,825
   Imperial Sugar Co., Inc.                                 310          10,394
   Tootsie Roll Industries, Inc.                            334          10,007
   Lancaster Colony Corp.                                   220           9,722
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                   95,312
                                                                  -------------
   PERSONAL PRODUCTS 0.4%
   NBTY, Inc.*                                              540          28,642
   Chattem, Inc.*                                           170          10,020

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Elizabeth Arden, Inc.*                                   340   $       7,419
   USANA Health Sciences, Inc.*                             130           6,093
   Mannatech, Inc.                                          370           5,942
   Prestige Brands Holdings, Inc. --
      Class A*                                              390           4,621
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                               62,737
                                                                  -------------
   FOOD & DRUG RETAILING 0.4%
   Central European Distribution
     Corp.*                                                 380          11,062
   Longs Drug Stores Corp.                                  200          10,328
   Ingles Markets, Inc. -- Class A                          210           8,576
   Andersons, Inc.                                          190           8,436
   Spartan Stores, Inc.                                     310           8,308
   Wild Oats Markets, Inc.*                                 440           8,008
   Nash Finch Co.                                           180           6,203
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                           60,921
                                                                  -------------
   TOBACCO 0.1%
   Universal Corp.                                          240          14,724
   Alliance One International, Inc.*                        930           8,584
                                                                  -------------
   TOTAL TOBACCO                                                         23,308
                                                                  -------------
   BEVERAGES 0.1%
   Jones Soda Co.*                                          580          11,727
                                                                  -------------
   TOTAL BEVERAGES                                                       11,727
                                                                  -------------
   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co. --
     Class A*                                               720          10,584
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                              10,584
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  264,589
                                                                  -------------
UTILITIES 1.3%
   ELECTRIC UTILITIES 0.6%
   Westar Energy, Inc.                                      790          21,741
   Cleco Corp.                                              560          14,465
   IDACORP, Inc.                                            380          12,859
   Unisource Energy Corp.                                   330          12,391
   Otter Tail Power Co.                                     330          11,299
   Allete, Inc.                                             240          11,189
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                              83,944
                                                                  -------------
   GAS UTILITIES 0.4%
   Nicor, Inc.                                              480          23,241
   Southwest Gas Corp.                                      380          14,771
   Northwest Natural Gas Co.                                240          10,961
   Piedmont Natural Gas Co.                                 370           9,761
                                                                  -------------
   TOTAL GAS UTILITIES                                                   58,734
                                                                  -------------
   MULTI-UTILITIES 0.3%
   Avista Corp.                                             560          13,569
   Black Hills Corp.                                        361          13,274
   PNM Resources, Inc.                                      370          11,951
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                 38,794
                                                                  -------------
TOTAL UTILITIES                                                         181,472
                                                                  -------------


94 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                              March 31, 2007
--------------------------------------------------------------------------------
   RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   Time Warner Telecom, Inc. --
      Class A*                                              690   $      14,331
   Golden Telecom, Inc.                                     200          11,076
   General Communication, Inc. --
      Class A*                                              640           8,960
   Cogent Communications Group, Inc.*                       370           8,743
   Iowa Telecommunications Services,
      Inc.                                                  390           7,800
   CT Communications, Inc.                                  290           6,989
   Cbeyond, Inc.*                                           230           6,746
   Cincinnati Bell, Inc.*                                 1,180           5,546
   Atlantic Tele-Network, Inc.                              120           3,136
                                                                  -------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                         73,327
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Dobson Communications Corp. --
      Class A*                                            1,290          11,081
   Syniverse Holdings, Inc.*                                560           5,903
   InPhonic, Inc.*                                          350           3,815
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                             20,799
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                         94,126
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $6,221,781)                                                  6,608,719
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 53.5%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                 $   3,040,416       3,040,416
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07++                                     162,308         162,308
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                     3,316,818       3,316,818
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                     1,105,606       1,105,606
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,625,148)                                                  7,625,148
                                                                  -------------
TOTAL INVESTMENTS 99.8%
   (Cost $13,846,929)                                             $  14,233,867
                                                                  =============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.2%                                             $      28,059
                                                                  =============
NET ASSETS - 100.0%                                               $  14,261,926
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $3,704,840)                                  46   $      (1,841)
                                                                  =============

                                                         UNITS
                                                  ------------
EQUITY INDEX SWAP AGREEMENTS
May 2007 Russell 2000(R) Index
   Swap, Terminating 05/22/07**
   (Notional Market Value
   $3,659,004)                                            4,570   $      22,290
June 2007 Russell 2000(R) Index
   Swap, Terminating 06/28/07**
   (Notional Market Value
   $358,662)                                                448           1,424
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $4,017,666)                                              $      23,714
                                                                  =============

 *   NON-INCOME PRODUCING SECURITY.

**   PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
     RATE.

++ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 95

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   INVERSE RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 97.8%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                 $  25,887,432   $  25,887,432
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07+                                    2,028,392       2,028,392
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                    28,240,835      28,240,835
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                     9,413,612       9,413,612
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $65,570,271)                                                65,570,271
                                                                  -------------
TOTAL INVESTMENTS 97.8%
   (Cost $65,570,271)                                             $  65,570,271
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 2.2%                                          $   1,508,265
                                                                  =============
NET ASSETS - 100.0%                                               $  67,078,536
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $38,175,960)                                474   $    (828,853)
                                                                  =============

                                                         UNITS
                                                  ------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
May 2007 Russell 2000(R) Index
   Swap, Terminating 05/22/07*
   (Notional Market Value
   $28,935,714)                                          36,138   $   1,133,503
                                                                  =============

*    PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
     RATE.

+ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


96 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   GOVERNMENT LONG BOND ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS 94.7%
U.S. Treasury Bond
   4.75% due 02/15/37                             $  75,735,000   $  74,598,975
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $75,290,390)                                                74,598,975
                                                                  -------------
REPURCHASE AGREEMENTS 4.7%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                     1,501,344       1,501,344
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07                                         2,314           2,314
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                     1,637,830       1,637,830
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                       545,943         545,943
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,687,431)                                                  3,687,431
                                                                  -------------
TOTAL INVESTMENTS 99.4%
   (Cost $78,977,821)                                             $  78,286,406
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 0.6%                                          $     444,534
                                                                  =============
NET ASSETS - 100.0%                                               $  78,730,940
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2007 U.S. Treasury Bond
   Futures Contracts
   (Aggregate Market Value
   of Contracts $31,167,500)                                280   $     (56,654)
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 97

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 18.2%
Federal Farm Credit Bank*
   5.14% due 04/19/07                           $  50,000,000   $    49,878,639
Federal Home Loan Bank*
   5.14% due 04/12/07                              42,000,000        41,940,034
Freddie Mac*
   5.10% due 06/01/07                              25,000,000        24,787,708
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $116,606,381)                                              116,606,381
                                                                ---------------

                                                    CONTRACTS
                                                -------------
OPTIONS PURCHASED 0.0%
Call Options on:
   June 2007 U.S. Treasury Bond
      Index Futures Contracts
      Expiring May 2007 with
      strike price of 121+                                413                --
   June 2007 U.S. Treasury Bond
      Index Futures Contracts
      Expiring May 2007 with
      strike price of 122+                                807                --
                                                                ---------------
TOTAL OPTIONS PURCHASED
   (Cost $21,503)                                                            --
                                                                ---------------

                                                         FACE
                                                       AMOUNT
                                                -------------
REPURCHASE AGREEMENTS 147.4%
Joint Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
      issued 03/30/07 at 5.09%
      due 04/02/07++                            $ 213,066,378       213,066,378
   Credit Suisse Group
      issued 03/30/07 at 5.09%
      due 04/02/07++                                  328,443           328,443
   Bear Stearns Cos., Inc.
      issued 03/30/07 at 5.05%
      due 04/02/07++                              232,436,049       232,436,049
   Morgan Stanley
      issued 03/30/07 at 5.05%
      due 04/02/07++                               77,478,683        77,478,683

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

Individual Repurchase Agreement
   Lehman Brothers, Inc. at 4.85%
   due 04/02/07 (Secured by
   U.S. Treasury Bonds, at a
   rate of 4.75% and maturing
   02/15/37 as collateral,
   with a Market Value of
   $428,755,035) and a
   Maturity Value of
   $420,499,883                                 $ 420,330,000   $   420,330,000
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $943,639,553)                                              943,639,553
                                                                ---------------
TOTAL LONG TERM SECURITIES 165.6%
   (Cost $1,060,267,437)                                        $ 1,060,245,934
                                                                ===============
U.S. TREASURY OBLIGATIONS SOLD SHORT (66.5)%
U.S. Treasury Bond
   4.75% due 02/15/37                             431,995,000      (425,515,075)
TOTAL U.S. TREASURY OBLIGATION
   SOLD SHORT
   (Proceeds $429,759,790)                                         (425,515,075)
                                                                ---------------
TOTAL SHORT SALES
   (Proceeds $429,759,790)                                      $  (425,515,075)
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - 0.9%                                          $     5,551,672
                                                                ===============
NET ASSETS - 100.0%                                             $   640,282,531
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                         FACE              GAIN
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2007 U.S. Treasury Bond
   Futures Contracts
   (Aggregate Market Value
   of Contracts $338,946,563)                   $       3,045   $     1,245,061
                                                                ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 +    SECURITY IS FAIR VALUED.

++    ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS COLLATERAL AT MARCH 31,
      2007.


98 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   EUROPE ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 36.3%

FINANCIALS 11.9%
   BANKS 7.0%
   HSBC Holdings PLC -- SP ADR                         17,807   $     1,563,633
   Banco Santander Central
      Hispano SA -- SP ADR                             49,742           886,900
   Barclays PLC -- SP ADR                              14,929           850,057
   ABN AMRO Holding N.V. --
      SP ADR                                           19,381           833,770
   Banco Bilbao Vizcaya Argentaria
      SA -- SP ADR                                     29,185           716,492
   Lloyds TSB Group PLC -- SP ADR                      13,603           604,925
                                                                ---------------
   TOTAL BANKS                                                        5,455,777
                                                                ---------------
   CAPITAL MARKETS 2.5%
   UBS AG Co., Inc.                                    14,108           838,439
   Credit Suisse Group -- SP ADR                        8,910           640,005
   Deutsche Bank AG                                     3,800           511,252
                                                                ---------------
   TOTAL CAPITAL MARKETS                                              1,989,696
                                                                ---------------
   INSURANCE 1.5%
   Allianz AG -- SP ADR                                29,363           603,410
   AXA -- SP ADR                                       13,039           555,461
                                                                ---------------
   TOTAL INSURANCE                                                    1,158,871
                                                                ---------------
   DIVERSIFIED FINANCIALS 0.9%
   ING Groep N.V. -- SP ADR                            17,511           741,241
                                                                ---------------
   TOTAL DIVERSIFIED FINANCIALS                                         741,241
                                                                ---------------
TOTAL FINANCIALS                                                      9,345,585
                                                                ---------------
ENERGY 5.2%
   OIL & GAS 5.2%
   BP PLC -- SP ADR                                    21,537         1,394,521
   Total SA -- SP ADR                                  14,444         1,007,902
   Royal Dutch Shell PLC -- SP ADR                     13,732           910,432
   ENI-Ente Nazionale Idrocarburi --
      SP ADR                                           11,723           760,002
                                                                ---------------
   TOTAL OIL & GAS                                                    4,072,857
                                                                ---------------
TOTAL ENERGY                                                          4,072,857
                                                                ---------------
HEALTH CARE 4.6%
   PHARMACEUTICALS 4.4%
   GlaxoSmithKline PLC -- SP ADR                       23,665         1,307,728
   Novartis AG -- SP ADR                               19,697         1,076,047
   AstraZeneca PLC -- SP ADR                           12,989           696,860
   Sanofi-Aventis SA -- SP ADR                          4,115           179,043
   Teva Pharmaceutical Industries
      Ltd. -- SP ADR                                    4,362           163,270
                                                                ---------------
   TOTAL PHARMACEUTICALS                                              3,422,948
                                                                ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
   Alcon, Inc.                                          1,454           191,666
                                                                ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               191,666
                                                                ---------------
TOTAL HEALTH CARE                                                     3,614,614
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 4.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.0%
   Telefonica SA -- SP ADR                             12,690   $       842,616
   BT Group PLC -- SP ADR                              10,580           634,906
   Deutsche Telekom AG -- SP ADR                       21,508           355,527
   France Telecom SA -- SP ADR                         11,070           292,248
   Telecom Italia -- SP ADR                             7,123           204,145
                                                                ---------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                      2,329,442
                                                                ---------------
   WIRELESS TELECOMMUNICATION SERVICES 1.2%
   Vodafone Group PLC -- SP ADR                        36,684           985,332
                                                                ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            985,332
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                      3,314,774
                                                                ---------------
MATERIALS 2.4%
   METALS & MINING 1.6%
   Anglo American PLC -- SP ADR                        19,816           523,539
   Rio Tinto PLC -- SP ADR                              1,672           380,898
   BHP Billiton Ltd. -- SP ADR                          7,222           349,906
                                                                ---------------
   TOTAL METALS & MINING                                              1,254,343
                                                                ---------------
   CHEMICALS 0.8%
   BASF AG -- SP ADR                                    5,511           619,547
                                                                ---------------
   TOTAL CHEMICALS                                                      619,547
                                                                ---------------
TOTAL MATERIALS                                                       1,873,890
                                                                ---------------
CONSUMER STAPLES 2.3%
   FOOD PRODUCTS 1.4%
   Unilever N.V.                                       21,231           620,370
   Cadbury Schweppes PLC --
      SP ADR                                            9,576           491,919
                                                                ---------------
   TOTAL FOOD PRODUCTS                                                1,112,289
                                                                ---------------
   BEVERAGES 0.9%
   Diageo PLC -- SP ADR                                 8,014           648,733
                                                                ---------------
   TOTAL BEVERAGES                                                      648,733
                                                                ---------------
TOTAL CONSUMER STAPLES                                                1,761,022
                                                                ---------------
UTILITIES 1.8%
   ELECTRIC UTILITIES 1.1%
   E.ON AG -- SP ADR                                   19,697           889,517
                                                                ---------------
   TOTAL ELECTRIC UTILITIES                                             889,517
                                                                ---------------
   MULTI-UTILITIES 0.7%
   Suez SA -- SP ADR                                    9,606           507,965
                                                                ---------------
   TOTAL MULTI-UTILITIES                                                507,965
                                                                ---------------
TOTAL UTILITIES                                                       1,397,482
                                                                ---------------
INFORMATION TECHNOLOGY 1.6%
   COMMUNICATIONS EQUIPMENT 1.3%
   Nokia OYJ -- SP ADR*                                26,592           609,488
   Telefonaktiebolaget LM Ericsson --
      SP ADR                                            9,498           352,281
                                                                ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       961,769
                                                                ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 99

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   EUROPE ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   SOFTWARE 0.3%
   SAP AG -- SP ADR                                     5,738   $       256,202
                                                                ---------------
   TOTAL SOFTWARE                                                       256,202
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          1,217,971
                                                                ---------------
CONSUMER DISCRETIONARY 1.3%
   AUTOMOBILES 0.6%
   DaimlerChrysler AG                                   6,065           496,178
                                                                ---------------
   TOTAL AUTOMOBILES                                                    496,178
                                                                ---------------
   HOUSEHOLD DURABLES 0.4%
   Koninklijke Philips Electronics N.V.                 7,716           293,979
                                                                ---------------
   TOTAL HOUSEHOLD DURABLES                                             293,979
                                                                ---------------
   TEXTILES & APPAREL 0.3%
   Luxottica Group -- SP ADR                            8,348           265,884
                                                                ---------------
   TOTAL TEXTILES & APPAREL                                             265,884
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          1,056,041
                                                                ---------------
INDUSTRIALS 1.0%
   INDUSTRIAL CONGLOMERATES 0.8%
   Siemens AG -- SP ADR                                 5,689           609,861
                                                                ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       609,861
                                                                ---------------
   AIRLINES 0.2%
   Ryanair Holdings PLC -- SP ADR*                      3,581           160,393
                                                                ---------------
   TOTAL AIRLINES                                                       160,393
                                                                ---------------
TOTAL INDUSTRIALS                                                       770,254
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $23,129,767)                                                28,424,490
                                                                ---------------

                                                         FACE
                                                       AMOUNT
                                                -------------
REPURCHASE AGREEMENTS 53.8%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
      issued 03/30/07 at 5.09%
      due 04/02/07+                             $  13,782,777        13,782,777
   Credit Suisse Group
      issued 03/30/07 at 5.09%
      due 04/02/07+                                 1,722,848         1,722,848
   Lehman Brothers Holdings, Inc.
      issued 03/30/07 at 5.06%
      due 04/02/07+                                 6,561,698         6,561,698
   Bear Stearns Cos., Inc.
      issued 03/30/07 at 5.05%
      due 04/02/07                                 15,035,757        15,035,757
   Morgan Stanley
      issued 03/30/07 at 5.05%
      due 04/02/07                                  5,011,919         5,011,919
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $42,114,999)                                                42,114,999
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 90.1%
   (Cost $65,244,766)                                           $    70,539,489
                                                                ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 9.9%                                        $     7,778,399
                                                                ===============
NET ASSETS - 100.0%                                             $    78,317,888
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                        UNITS          (NOTE 1)
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
June 2007 Dow Jones
   STOXX 50 Index Swap,
   Terminating 06/14/07**
   (Notional Market Value
   $43,870,510)                                         8,838   $     2,079,006
June 2007 Dow Jones
   STOXX 50 Index Swap,
   Terminating 06/28/07**
   (Notional Market Value
   $26,180,459)                                         5,288           165,732
                                                                ---------------
(TOTAL NOTIONAL MARKET
   VALUE $69,967,450)                                           $     2,244,738
                                                                ===============

                             COUNTRY DIVERSIFICATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

SWEDEN                                         1%
GREAT BRITAIN                                 34%
GERMANY                                       15%
NETHERLANDS                                   12%
FRANCE                                        10%
SWITZERLAND                                    8%
SPAIN                                          8%
ITALY                                          6%
FINLAND                                        3%
IRELAND                                        3%

The pie chart above reflects percentages of the market value of Common Stocks.

 *    NON-INCOME PRODUCING SECURITY.

** PRICE RETURN BASED ON DOW JONES STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


100 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   JAPAN ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 98.8%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
      issued 03/30/07 at 5.09%
      due 04/02/07                              $  23,948,676   $    23,948,676
   Credit Suisse Group
      issued 03/30/07 at 5.09%
      due 04/02/07                                     36,917            36,917
   Lehman Brothers Holdings, Inc.
      issued 03/30/07 at 5.06%
      due 04/02/07+                                10,134,524        10,134,524
   Bear Stearns Cos., Inc.
      issued 03/30/07 at 5.05%
      due 04/02/07                                 26,125,829        26,125,829
   Morgan Stanley
      issued 03/30/07 at 5.05%
      due 04/02/07                                  8,708,610         8,708,610
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $68,954,556)                                                68,954,556
                                                                ---------------
TOTAL INVESTMENTS 98.8%
   (Cost $68,954,556)                                           $    68,954,556
                                                                ===============
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                    $       811,758
                                                                ===============
NET ASSETS - 100.0%                                             $    69,766,314
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Nikkei 225 Index
   Futures Contracts
   (Aggregate Market Value
   of Contracts $29,962,800)                              348   $       196,802
June 2007 Yen Currency Exchange
   Futures Contracts
   (Aggregate Market Value
   of Contracts $36,323,850)                              339          (227,131)
                                                                ---------------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $66,286,650)                                    $       (30,329)
                                                                ===============

                                                        UNITS
                                                -------------
EQUITY INDEX SWAP AGREEMENT
June 2007 Topix 100 Index
   Swap, Terminating 06/14/07*
   (Notional Market
   Value $58,086,243)                               5,552,913   $    (1,405,546)
                                                                ===============

*     PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 101

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.4%

CONSUMER DISCRETIONARY 22.7%
   HOUSEHOLD DURABLES 6.4%
   Libbey, Inc.                                          18,130   $     254,183
   La-Z-Boy, Inc.+                                       17,342         214,694
   Bassett Furniture Industries, Inc.                     9,710         142,931
   Standard-Pacific Corp.+                                5,744         119,877
   M/I Homes, Inc.+                                       3,980         105,669
   National Presto Industries, Inc.                       1,009          62,195
   Lenox Group, Inc.*                                     8,056          53,008
   Skyline Corp.                                          1,280          43,187
   Champion Enterprises, Inc.*                            3,940          34,672
   Ethan Allen Interiors, Inc.+                             870          30,746
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           1,061,162
                                                                  -------------
   SPECIALTY RETAIL 5.3%
   PEP Boys-Manny Moe & Jack                              9,010         172,001
   Sonic Automotive, Inc.                                 5,260         149,910
   Cost Plus, Inc.*+                                     14,257         142,570
   Haverty Furniture Cos., Inc.+                          9,991         139,874
   Jo-Ann Stores, Inc.*                                   4,641         126,467
   Group 1 Automotive, Inc.                               2,038          81,051
   Stein Mart, Inc.                                       4,380          71,482
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                               883,355
                                                                  -------------
   AUTOMOBILES 2.3%
   Monaco Coach Corp.                                     9,894         157,611
   Coachmen Industries, Inc.                             14,084         148,304
   Fleetwood Enterprises, Inc.*+                         10,327          81,687
                                                                  -------------
   TOTAL AUTOMOBILES                                                    387,602
                                                                  -------------
   AUTO COMPONENTS 2.3%
   Standard Motor Products, Inc.+                        12,016         205,113
   Superior Industries International,
     Inc.+                                                8,243         171,702
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                376,815
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 1.4%
   Arctic Cat, Inc.                                       5,690         110,898
   K2, Inc.*                                              5,767          69,723
   Jakks Pacific, Inc.*                                   2,172          51,911
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   232,532
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.3%
   Landry's Restaurants, Inc.                             3,100          91,760
   O'Charleys, Inc.*                                      4,040          77,932
   Marcus Corp.                                           2,239          52,079
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  221,771
                                                                  -------------
   TEXTILES & APPAREL 1.2%
   Ashworth, Inc.*                                       16,157         122,309
   Kellwood Co.                                           2,776          81,420
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             203,729
                                                                  -------------
   DISTRIBUTORS 1.2%
   Building Material Holding Corp.+                       7,060         127,857
   Audiovox Corp. -- Class A*                             5,046          74,327
                                                                  -------------
   TOTAL DISTRIBUTORS                                                   202,184
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MULTILINE RETAIL 0.9%
   Fred's, Inc.+                                         10,643   $     156,452
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               156,452
                                                                  -------------
   MEDIA 0.4%
   Radio One, Inc.*+                                      8,900          57,494
                                                                  -------------
   TOTAL MEDIA                                                           57,494
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          3,783,096
                                                                  -------------
MATERIALS 16.0%
   CHEMICALS 5.6%
   Quaker Chemical Corp.                                  6,373         151,741
   A. Schulman, Inc.                                      6,201         146,095
   Georgia Gulf Corp.                                     8,094         131,204
   Penford Corp.                                          5,442         109,602
   PolyOne Corp.*                                        17,047         103,987
   Arch Chemicals, Inc.                                   2,718          84,856
   Omnova Solutions, Inc.*                               14,415          78,706
   Tronox, Inc.+                                          5,487          76,708
   Material Sciences Corp.*                               4,294          42,854
                                                                  -------------
   TOTAL CHEMICALS                                                      925,753
                                                                  -------------
   METALS & MINING 5.2%
   Steel Technologies, Inc.                              12,018         355,493
   Ryerson Tull, Inc.+                                    8,036         318,386
   Gibraltar Industries, Inc.                             3,900          88,218
   Quanex Corp.                                           1,525          64,584
   A.M. Castle & Co.                                      1,404          41,221
                                                                  -------------
   TOTAL METALS & MINING                                                867,902
                                                                  -------------
   PAPER & FOREST PRODUCTS 2.9%
   Pope & Talbot, Inc.*+                                 30,606         206,590
   Schweitzer-Mauduit International,
     Inc.                                                 4,396         109,241
   Wausau Paper Corp.                                     4,285          61,533
   Neenah Paper, Inc.+                                    1,384          55,000
   Buckeye Technologies, Inc.*                            4,027          52,270
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                        484,634
                                                                  -------------
   CONTAINERS & PACKAGING 2.3%
   Chesapeake Corp.+                                     14,537         219,509
   Rock-Tenn Co. -- Class A                               2,981          98,969
   Caraustar Industries, Inc.*                           11,264          70,738
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         389,216
                                                                  -------------
TOTAL MATERIALS                                                       2,667,505
                                                                  -------------
FINANCIALS 15.9%
   REAL ESTATE 4.2%
   National Retail Properties, Inc.+                      3,871          93,639
   Parkway Properties, Inc.+                              1,693          88,459
   Lexington Corporate Properties
     Trust+                                               3,817          80,653
   Senior Housing Properties Trust+                       3,315          79,229
   Colonial Properties Trust+                             1,677          76,589
   LTC Properties, Inc.                                   2,948          76,383
   Entertainment Properties Trust                           828          49,887
   Inland Real Estate Corp.+                              2,710          49,701
   Sovran Self Storage, Inc.+                               887          49,149


102 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Mid-America Apartment
     Communities, Inc.                                      560   $      31,506
   Medical Properties Trust Inc.+                         1,990          29,233
                                                                  -------------
   TOTAL REAL ESTATE                                                    704,428
                                                                  -------------
   BANKS 3.9%
   First Bancorp Puerto Rico+                            10,979         145,582
   First Commonwealth Financial
     Corp.+                                               5,773          67,833
   Community Bank System, Inc.                            2,801          58,597
   Susquehanna Bancshares, Inc.+                          2,523          58,508
   South Financial Group, Inc.                            2,178          53,840
   Sterling Bancorp+                                      2,965          53,666
   First Financial Bancorp                                3,399          51,359
   Provident Bankshares Corp.                             1,516          49,816
   Whitney Holding Corp.                                  1,482          45,320
   Irwin Financial Corp.                                  2,230          41,567
   Central Pacific Financial Corp.+                         900          32,913
                                                                  -------------
   TOTAL BANKS                                                          659,001
                                                                  -------------
   INSURANCE 3.7%
   LandAmerica Financial Group,
     Inc.+                                                3,197         236,290
   Stewart Information Services Corp.                     4,819         201,386
   Presidential Life Corp.                                3,288          64,839
   Selective Insurance Group, Inc.+                       1,962          49,953
   Safety Insurance Group, Inc.                             728          29,207
   SCPIE Holdings Inc.*                                   1,228          27,876
                                                                  -------------
   TOTAL INSURANCE                                                      609,551
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 2.8%
   Flagstar Bancorp, Inc.+                               11,809         141,118
   Brookline Bancorp, Inc.+                               6,193          78,465
   Dime Community Bancshares+                             5,570          73,691
   Fremont General Corp.+                                 7,257          50,291
   MAF Bancorp, Inc.+                                     1,160          47,955
   TrustCo Bank Corp.+                                    3,880          37,170
   Bank Mutual Corp.+                                     2,920          33,200
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     461,890
                                                                  -------------
   CAPITAL MARKETS 1.3%
   SWS Group, Inc.                                        3,566          88,473
   LaBranche & Co., Inc.*+                                9,690          79,070
   Piper Jaffray Cos., Inc.*                                679          42,057
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                209,600
                                                                  -------------
TOTAL FINANCIALS                                                      2,644,470
                                                                  -------------
INDUSTRIALS 15.8%
   COMMERCIAL SERVICES & SUPPLIES 5.1%
   Spherion Corp.*                                       23,087         203,627
   Standard Register Co.                                 14,258         180,364
   Angelica Corp.                                         3,997         110,077
   United Stationers, Inc.*                               1,543          92,457
   ABM Industries, Inc.                                   3,467          91,494
   CDI Corp.+                                             3,101          89,681
   Volt Information Sciences, Inc.*+                      1,808          47,352
   Bowne & Co., Inc.                                      2,662          41,873
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 856,925
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MACHINERY 3.1%
   Briggs & Stratton Corp.+                               4,992   $     154,003
   Lydall, Inc.*                                          8,771         139,371
   Wabash National Corp.+                                 5,480          84,502
   Albany International Corp. --
     Class A+                                             1,438          51,682
   Barnes Group, Inc.+                                    2,009          46,227
   Mueller Industries, Inc.+                              1,515          45,601
                                                                  -------------
   TOTAL MACHINERY                                                      521,386
                                                                  -------------
   AIRLINES 1.8%
   Mesa Air Group, Inc.*+                                20,250         152,482
   SkyWest, Inc.+                                         3,055          81,966
   Frontier Airlines Holdings, Inc.*+                    11,983          72,018
                                                                  -------------
   TOTAL AIRLINES                                                       306,466
                                                                  -------------
   ELECTRICAL EQUIPMENT 1.7%
   C&D Technologies, Inc.+                               38,095         191,618
   A.O. Smith Corp.                                       2,508          95,856
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           287,474
                                                                  -------------
   BUILDING PRODUCTS 1.2%
   Universal Forest Products, Inc.+                       1,780          88,199
   Lennox International, Inc.                             1,450          51,765
   Apogee Enterprises, Inc.                               2,540          50,902
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              190,866
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 0.9%
   Standex International Corp.+                           3,321          94,682
   Tredegar Corp.                                         2,464          56,154
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       150,836
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.5%
   Kaman Corp. -- Class A                                 3,767          87,809
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                87,809
                                                                  -------------
   ROAD & RAIL 0.5%
   Arkansas Best Corp.                                    2,450          87,097
                                                                  -------------
   TOTAL ROAD & RAIL                                                     87,097
                                                                  -------------
   AEROSPACE & DEFENSE 0.5%
   Applied Signal Technology, Inc.+                       4,285          76,830
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                             76,830
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.5%
   URS Corp.*                                               980          41,738
   Shaw Group, Inc.*+                                     1,010          31,583
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                      73,321
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,639,010
                                                                  -------------
UTILITIES 9.9%
   GAS UTILITIES 4.6%
   Atmos Energy Corp.+                                    4,547         142,230
   Laclede Group, Inc.                                    3,536         109,899
   Cascade Natural Gas Corp.                              3,366          88,694
   Southwest Gas Corp.+                                   2,127          82,676
   Northwest Natural Gas Co.+                             1,705          77,867
   UGI Corp.+                                             2,711          72,411
   New Jersey Resources Corp.+                            1,420          71,071


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 103

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Piedmont Natural Gas Co.+                              2,400   $      63,312
   South Jersey Industries, Inc.                          1,511          57,494
                                                                  -------------
   TOTAL GAS UTILITIES                                                  765,654
                                                                  -------------
   ELECTRIC UTILITIES 4.1%
   Central Vermont Public Service
     Corp.                                                7,160         206,351
   Green Mountain Power Corp.                             3,788         132,087
   Cleco Corp.                                            4,582         118,353
   Unisource Energy Corp.                                 2,458          92,298
   UIL Holding Corp.+                                     2,184          75,785
   Allete, Inc.+                                          1,351          62,984
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                             687,858
                                                                  -------------
   MULTI-UTILITIES 1.2%
   CH Energy Group, Inc.+                                 2,231         108,628
   Avista Corp.+                                          4,044          97,986
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                206,614
                                                                  -------------
TOTAL UTILITIES                                                       1,660,126
                                                                  -------------
INFORMATION TECHNOLOGY 8.6%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.6%
   Agilsys, Inc.                                          8,721         195,961
   Anixter International, Inc.*+                          1,829         120,604
   Bell Microproducts, Inc.*+                            17,864         114,330
   Methode Electronics, Inc. --
     Class A                                              6,122          90,422
   Insight Enterprises, Inc.*                             4,876          87,670
   Brightpoint, Inc.*                                     6,040          69,098
   Park Electrochemical Corp.+                            1,983          53,779
   CTS Corp.+                                             2,499          34,536
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             766,400
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 1.5%
   MIVA, Inc.*+                                          41,913         160,946
   United Online, Inc.+                                   6,640          93,159
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   254,105
                                                                  -------------
   IT CONSULTING & SERVICES 1.1%
   Ciber, Inc.*                                          12,146          95,589
   Startek, Inc.                                          8,651          84,693
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       180,282
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.8%
   Inter-Tel, Inc.                                        3,570          84,395
   Tollgrade Communications, Inc.*                        4,702          59,057
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       143,452
                                                                  -------------
   COMPUTERS & PERIPHERALS 0.3%
   Adaptec, Inc.*                                        12,925          50,020
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                         50,020
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Photronics, Inc.*                                      2,826          43,944
                                                                  -------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                             43,944
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,438,203
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 5.6%
   FOOD & DRUG RETAILING 4.4%
   Nash Finch Co.+                                        8,484   $     292,359
   Performance Food Group Co.*                            4,943         152,590
   Longs Drug Stores Corp.                                2,670         137,879
   Spartan Stores, Inc.                                   3,210          86,028
   Casey's General Stores, Inc.+                          2,323          58,098
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                          726,954
                                                                  -------------
   TOBACCO 0.5%
   Alliance One International, Inc.*                      9,718          89,697
                                                                  -------------
   TOTAL TOBACCO                                                         89,697
                                                                  -------------
   FOOD PRODUCTS 0.5%
   Lance, Inc.+                                           3,694          74,767
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                   74,767
                                                                  -------------
   HOUSEHOLD PRODUCTS 0.2%
   Spectrum Brands, Inc.*+                                6,130          38,803
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                              38,803
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  930,221
                                                                  -------------
HEALTH CARE 4.9%
   HEALTH CARE PROVIDERS & SERVICES 2.5%
   Owens & Minor, Inc.+                                   3,675         134,983
   Genesis HealthCare Corp.*+                             1,835         115,807
   RehabCare Group, Inc.*+                                7,166         113,724
   Gentiva Health Services, Inc.*                         2,532          51,070
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               415,584
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
   Theragenics Corp.*                                    28,350         177,471
   Datascope Corp.+                                       2,655          96,084
   Invacare Corp.+                                        3,790          66,098
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               339,653
                                                                  -------------
   PHARMACEUTICALS 0.4%
   Alpharma, Inc. -- Class A+                             2,650          63,812
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                 63,812
                                                                  -------------
TOTAL HEALTH CARE                                                       819,049
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $13,462,088)                                                16,581,680
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                  $     37,778          37,778
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07                                            58              58
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                        41,212          41,212


104 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONCLUDED)                              March 31, 2007
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                  $     13,738   $      13,738
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $92,786)                                                        92,786
                                                                  -------------
SECURITIES LENDING COLLATERAL 27.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                                 4,654,230       4,654,230
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,654,230)                                                  4,654,230
                                                                  -------------
TOTAL INVESTMENTS 127.9%
   (Cost $18,209,104)                                             $  21,328,696
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (27.9)%                                         $  (4,654,190)
                                                                  =============
NET ASSETS - 100.0%                                               $  16,674,506

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
      9.


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 105

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

UTILITIES 22.4%
   MULTI-UTILITIES 10.3%
   Energy East Corp.+                                    59,174   $   1,441,479
   Puget Energy, Inc.                                    50,034       1,284,873
   Black Hills Corp.+                                    33,104       1,217,234
   SCANA Corp.+                                          25,841       1,115,556
   Vectren Corp.+                                        32,876         940,254
   OGE Energy Corp.+                                     21,183         821,900
   PNM Resources, Inc.+                                  22,915         740,155
   Alliant Energy Corp.+                                 16,387         734,465
   NSTAR                                                 13,624         478,475
   Wisconsin Energy Corp.                                 9,135         443,230
                                                                  -------------
   TOTAL MULTI-UTILITIES                                              9,217,621
                                                                  -------------
   ELECTRIC UTILITIES 8.1%
   Pepco Holdings, Inc.+                                 44,748       1,298,587
   Northeast Utilities+                                  38,079       1,247,849
   Great Plains Energy, Inc.+                            32,320       1,048,784
   Hawaiian Electric Industries,
     Inc.+                                               35,094         912,093
   Westar Energy, Inc.+                                  31,364         863,137
   Duquesne Light Holdings, Inc.                         27,534         544,898
   IDACORP, Inc.+                                        15,999         541,406
   Delta & Pine Land Co.+                                13,662         424,752
   Sierra Pacific Resources*                             20,690         359,592
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           7,241,098
                                                                  -------------
   GAS UTILITIES 4.0%
   WGL Holdings, Inc.+                                   32,701       1,045,778
   Oneok, Inc.                                           22,193         998,685
   AGL Resources, Inc.                                   21,447         916,216
   National Fuel Gas Co.+                                15,552         672,779
                                                                  -------------
   TOTAL GAS UTILITIES                                                3,633,458
                                                                  -------------
TOTAL UTILITIES                                                      20,092,177
                                                                  -------------
CONSUMER DISCRETIONARY 18.5%
   AUTO COMPONENTS 6.1%
   Lear Corp.*+                                          59,625       2,176,909
   Modine Manufacturing Co.                              53,422       1,223,364
   ArvinMeritor, Inc.+                                   45,694         833,915
   Bandag, Inc.+                                         13,517         685,177
   BorgWarner, Inc.+                                      7,470         563,387
                                                                  -------------
   TOTAL AUTO COMPONENTS                                              5,482,752
                                                                  -------------
   MEDIA 4.7%
   Westwood One, Inc.+                                  204,431       1,404,441
   Belo Corp. -- Class A+                                40,909         763,771
   Media General, Inc.+                                  19,942         760,987
   Lee Enterprises, Inc.+                                21,591         648,809
   Scholastic Corp.*+                                    19,530         607,383
                                                                  -------------
   TOTAL MEDIA                                                        4,185,391
                                                                  -------------
   HOUSEHOLD DURABLES 4.4%
   Furniture Brands International,
     Inc.+                                              110,219       1,739,256
   Tupperware Brands Corp.+                              34,212         852,905

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   American Greetings Corp. --
     Class A+                                            29,826   $     692,262
   Beazer Homes USA, Inc.+                               22,435         651,288
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           3,935,711
                                                                  -------------
   SPECIALTY RETAIL 1.6%
   Borders Group, Inc.+                                  40,577         828,582
   Foot Locker, Inc.                                     24,654         580,602
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             1,409,184
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 0.6%
   Bob Evans Farms, Inc.+                                15,518         573,390
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  573,390
                                                                  -------------
   MULTILINE RETAIL 0.6%
   Saks, Inc.                                            25,919         540,152
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               540,152
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.5%
   Callaway Golf Co.+                                    25,748         405,789
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   405,789
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         16,532,369
                                                                  -------------
FINANCIALS 16.5%
   INSURANCE 7.4%
   First American Corp.+                                 27,905       1,415,342
   Old Republic International
     Corp.                                               43,474         961,645
   Unitrin, Inc.                                         17,400         819,018
   Mercury General Corp.+                                12,836         680,821
   Fidelity National Financial, Inc. --
     Class A                                             26,430         634,584
   American Financial Group, Inc.+                       17,973         611,801
   Horace Mann Educators Corp.+                          29,448         605,156
   Protective Life Corp.                                 11,117         489,593
   Ohio Casualty Corp.+                                  15,139         453,413
                                                                  -------------
   TOTAL INSURANCE                                                    6,671,373
                                                                  -------------
   REAL ESTATE 4.8%
   Potlatch Corp.+                                       17,881         818,592
   Hospitality Properties Trust+                         13,211         618,275
   New Plan Excel Realty Trust                           18,034         595,663
   Liberty Property Trust+                               10,449         509,075
   Mack-Cali Realty Corp.+                               10,082         480,206
   Rayonier, Inc.+                                       10,968         471,624
   Highwoods Properties, Inc.+                           11,258         444,578
   Weingarten Realty Investors+                           6,624         315,038
                                                                  -------------
   TOTAL REAL ESTATE                                                  4,253,051
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 2.0%
   First Niagara Financial Group,
     Inc.+                                               45,110         627,480
   Washington Federal, Inc.+                             24,103         565,456
   Webster Financial Corp.+                               7,566         363,244
   Astoria Financial Corp.                               10,110         268,825
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   1,825,005
                                                                  -------------
   BANKS 1.9%
   FirstMerit Corp.+                                     25,420         536,616


106 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Associated Banc-Corp.+                                13,957   $     468,955
   Greater Bay Bancorp+                                  14,624         393,239
   Colonial BancGroup, Inc.+                             12,614         312,197
                                                                  -------------
   TOTAL BANKS                                                        1,711,007
                                                                  -------------
   CONSUMER FINANCE 0.4%
   AmeriCredit Corp.*+                                   15,431         352,753
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               352,753
                                                                  -------------
TOTAL FINANCIALS                                                     14,813,189
                                                                  -------------
MATERIALS 14.3%
   CHEMICALS 8.8%
   Lyondell Chemical Co.+                                62,507       1,873,335
   Olin Corp.+                                           75,303       1,275,633
   Ferro Corp.                                           51,809       1,119,593
   Chemtura Corp.+                                       87,293         954,113
   RPM International, Inc.+                              32,353         747,354
   Sensient Technologies Corp.                           22,358         576,389
   Lubrizol Corp.                                        10,895         561,419
   Cytec Industries, Inc.                                 7,967         448,064
   Cabot Corp.+                                           6,041         288,337
                                                                  -------------
   TOTAL CHEMICALS                                                    7,844,237
                                                                  -------------
   PAPER & FOREST PRODUCTS 3.1%
   Bowater, Inc.+                                        60,821       1,448,756
   Louisiana-Pacific Corp.+                              42,775         858,067
   Glatfelter+                                           30,796         459,168
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                      2,765,991
                                                                  -------------
   CONTAINERS & PACKAGING 1.2%
   Packaging Corporation of
     America                                             31,276         763,134
   Sonoco Products Co.                                    9,388         352,801
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                       1,115,935
                                                                  -------------
   METALS & MINING 1.2%
   Worthington Industries, Inc.+                         53,507       1,101,174
                                                                  -------------
   TOTAL METALS & MINING                                              1,101,174
                                                                  -------------
TOTAL MATERIALS                                                      12,827,337
                                                                  -------------
INDUSTRIALS 12.5%
   ROAD & RAIL 5.6%
   Avis Budget Group, Inc.*+                             92,428       2,525,133
   YRC Worldwide, Inc.*+                                 38,199       1,536,364
   Werner Enterprises, Inc.+                             27,861         506,234
   Con-way, Inc.                                          8,836         440,386
                                                                  -------------
   TOTAL ROAD & RAIL                                                  5,008,117
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 3.0%
   Kelly Services, Inc.+                                 39,027       1,256,669
   Deluxe Corp.+                                         32,835       1,100,958
   Manpower, Inc.                                         5,154         380,211
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               2,737,838
                                                                  -------------
   MACHINERY 1.9%
   Timken Co.+                                           35,036       1,061,941
   Kennametal, Inc.                                       4,767         322,297
   Pentair, Inc.+                                         9,151         285,145
                                                                  -------------
   TOTAL MACHINERY                                                    1,669,383
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   TRADING COMPANIES & DISTRIBUTORS 0.6%
   United Rentals, Inc.*                                 19,721   $     542,327
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               542,327
                                                                  -------------
   MARINE 0.6%
   Alexander & Baldwin, Inc.+                            10,566         532,949
                                                                  -------------
   TOTAL MARINE                                                         532,949
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 0.5%
   Sequa Corp. -- Class A*                                3,510         420,393
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       420,393
                                                                  -------------
   AIRLINES 0.3%
   Alaska Air Group, Inc.*+                               7,192         274,015
                                                                  -------------
   TOTAL AIRLINES                                                       274,015
                                                                  -------------
TOTAL INDUSTRIALS                                                    11,185,022
                                                                  -------------
CONSUMER STAPLES 7.1%
   FOOD PRODUCTS 2.5%
   Smithfield Foods, Inc.*+                              35,954       1,076,823
   Lancaster Colony Corp.                                14,296         631,740
   J.M. Smucker Co.                                      10,535         561,726
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                2,270,289
                                                                  -------------
   TOBACCO 2.0%
   Universal Corp.+                                      29,283       1,796,512
                                                                  -------------
   TOTAL TOBACCO                                                      1,796,512
                                                                  -------------
   FOOD & DRUG RETAILING 1.9%
   Ruddick Corp.+                                        32,101         965,598
   BJ's Wholesale Club, Inc.*                            21,922         741,621
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        1,707,219
                                                                  -------------
   BEVERAGES 0.7%
   PepsiAmericas, Inc.+                                  26,304         587,105
                                                                  -------------
   TOTAL BEVERAGES                                                      587,105
                                                                  -------------
TOTAL CONSUMER STAPLES                                                6,361,125
                                                                  -------------
INFORMATION TECHNOLOGY 6.6%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 5.8%
   Avnet, Inc.*+                                         42,538       1,537,323
   Ingram Micro, Inc. -- Class A*                        49,005         946,287
   Vishay Intertechnology, Inc.*                         61,304         857,030
   Arrow Electronics, Inc.*+                             21,129         797,620
   Tech Data Corp.*                                      18,916         677,382
   KEMET Corp.*+                                         47,199         361,072
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           5,176,714
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.5%
   Andrew Corp.*+                                        43,488         460,538
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       460,538
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Fairchild Semiconductor
     International, Inc.*+                               15,018         251,101
                                                                  -------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                            251,101
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          5,888,353
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX SERIES FUNDS ANNUAL REPORT | 107

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONCLUDED)                              March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 1.3%
   OIL & GAS 1.3%
   Overseas Shipholding Group,
     Inc.                                                11,801   $     738,743
   Forest Oil Corp.*+                                    13,220         441,151
                                                                  -------------
   TOTAL OIL & GAS                                                    1,179,894
                                                                  -------------
TOTAL ENERGY                                                          1,179,894
                                                                  -------------
TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   Telephone & Data Systems, Inc.                         5,664         337,688
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            337,688
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        337,688
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $84,158,058)                                                89,217,154
                                                                  -------------

                                                          FACE
                                                         AMOUNT
                                                     ----------

REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                    $  104,910         104,910
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07                                           162             162
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                       114,448         114,448
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                        38,149          38,149
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $257,669)                                                      257,669
                                                                  -------------
SECURITIES LENDING COLLATERAL 30.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                                27,082,632      27,082,632
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $27,082,632)                                                27,082,632
                                                                  -------------
TOTAL INVESTMENTS 130.1%
   (Cost $111,498,359)                                            $ 116,557,455
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (30.1)%                                         $ (26,974,667)
                                                                  =============
NET ASSETS - 100.0%                                               $  89,582,788

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
     9.


108 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

FINANCIALS 22.0%
   INSURANCE 7.7%
   UnumProvident Corp.+                                  92,188   $   2,123,090
   XL Capital Ltd.+                                      30,303       2,119,998
   Cincinnati Financial Corp.+                           37,000       1,568,800
   Travelers Cos., Inc.                                  30,119       1,559,261
   ACE Ltd.                                              27,223       1,553,344
   Allstate Corp.                                        24,674       1,481,921
   Lincoln National Corp.                                18,809       1,275,062
   Hartford Financial Services
     Group, Inc.                                         12,928       1,235,658
   SAFECO Corp.+                                         17,475       1,160,864
   Genworth Financial, Inc. --
     Class A                                             32,156       1,123,531
   Chubb Corp.                                           18,326         946,904
                                                                  -------------
   TOTAL INSURANCE                                                   16,148,433
                                                                  -------------
   BANKS 7.5%
   First Horizon National Corp.+                         47,511       1,973,132
   National City Corp.                                   49,204       1,832,849
   Wachovia Corp.                                        26,281       1,446,769
   Regions Financial Corp.+                              40,297       1,425,305
   Comerica, Inc.+                                       23,700       1,401,144
   KeyCorp                                               33,700       1,262,739
   Huntington Bancshares, Inc.                           51,934       1,134,758
   BB&T Corp.+                                           24,998       1,025,418
   Fifth Third Bancorp+                                  25,508         986,905
   PNC Financial Services Group,
     Inc.                                                12,899         928,341
   U.S. Bancorp+                                         25,627         896,176
   SunTrust Banks, Inc.                                   9,929         824,504
   Wells Fargo & Co.                                     19,858         683,711
                                                                  -------------
   TOTAL BANKS                                                       15,821,751
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 2.5%
   Fannie Mae                                            61,969       3,382,268
   Washington Mutual, Inc.+                              45,494       1,837,048
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   5,219,316
                                                                  -------------
   DIVERSIFIED FINANCIALS 2.4%
   J.P. Morgan Chase & Co.+                              30,145       1,458,415
   Citigroup, Inc.                                       24,945       1,280,676
   CIT Group, Inc.                                       22,614       1,196,733
   Bank of America Corp.                                 23,057       1,176,368
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                       5,112,192
                                                                  -------------
   REAL ESTATE 1.7%
   Apartment Investment &
     Management Co. --
     Class A+                                            19,859       1,145,666
   Plum Creek Timber Co., Inc.
     (REIT)+                                             25,160         991,807
   Boston Properties, Inc.+                               6,600         774,840
   Realogy Corp.*                                        22,955         679,697
                                                                  -------------
   TOTAL REAL ESTATE                                                  3,592,010
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   CAPITAL MARKETS 0.2%
   Bear Stearns Cos., Inc.+                               3,454   $     519,309
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                519,309
                                                                  -------------
TOTAL FINANCIALS                                                     46,413,011
                                                                  -------------
UTILITIES 21.1%
   MULTI-UTILITIES 14.0%
   Integrys Energy Group Inc                             63,667       3,534,155
   NiSource, Inc.                                       104,265       2,548,237
   DTE Energy Co.+                                       51,861       2,484,142
   KeySpan Corp.                                         58,869       2,422,459
   Xcel Energy, Inc.+                                    97,135       2,398,263
   Consolidated Edison, Inc.+                            41,375       2,112,607
   CenterPoint Energy, Inc.+                            117,551       2,108,865
   Dynegy, Inc. -- Class A*                             181,122       1,677,190
   CMS Energy Corp.+                                     93,147       1,658,017
   Public Service Enterprise
     Group, Inc.+                                        19,811       1,645,105
   TECO Energy, Inc.+                                    93,145       1,603,025
   Ameren Corp.+                                         31,395       1,579,169
   Dominion Resources, Inc.                              14,537       1,290,449
   PG&E Corp.+                                           25,379       1,225,044
   Sempra Energy                                         19,853       1,211,232
                                                                  -------------
   TOTAL MULTI-UTILITIES                                             29,497,959
                                                                  -------------
   ELECTRIC UTILITIES 6.3%
   Progress Energy, Inc.+                                46,071       2,323,821
   Pinnacle West Capital Corp.                           44,346       2,139,694
   Duke Energy Corp.+                                    77,633       1,575,174
   American Electric Power Co.,
     Inc.                                                32,126       1,566,143
   FirstEnergy Corp.+                                    23,372       1,548,161
   Southern Co.+                                         38,681       1,417,659
   PPL Corp.+                                            21,329         872,356
   FPL Group, Inc.+                                      13,946         853,077
   Entergy Corp.                                          7,884         827,189
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                          13,123,274
                                                                  -------------
   GAS UTILITIES 0.8%
   Nicor, Inc.+                                          35,921       1,739,295
                                                                  -------------
   TOTAL GAS UTILITIES                                                1,739,295
                                                                  -------------
TOTAL UTILITIES                                                      44,360,528
                                                                  -------------
CONSUMER DISCRETIONARY 16.0%
   AUTOMOBILES 3.6%
   Ford Motor Co.+                                      625,923       4,938,532
   General Motors Corp.+                                 83,668       2,563,588
                                                                  -------------
   TOTAL AUTOMOBILES                                                  7,502,120
                                                                  -------------
   MEDIA 2.7%
   CBS Corp.                                             58,948       1,803,219
   Tribune Co.+                                          31,546       1,012,942
   New York Times Co. -- Class A+                        37,084         871,845
   Dow Jones & Co., Inc.                                 19,800         682,506
   Time Warner, Inc.                                     34,053         671,525
   Gannett Co., Inc.                                     11,000         619,190
                                                                  -------------
   TOTAL MEDIA                                                        5,661,227
                                                                  -------------


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 109

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   SPECIALTY RETAIL 2.2%
   AutoNation, Inc.*+                                   106,915   $   2,270,875
   OfficeMax, Inc.                                       27,591       1,455,149
   Circuit City Stores, Inc.                             43,756         810,799
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             4,536,823
                                                                  -------------
   HOUSEHOLD DURABLES 2.1%
   Whirlpool Corp.+                                      20,618       1,750,674
   Leggett & Platt, Inc.+                                59,134       1,340,568
   Newell Rubbermaid, Inc.                               23,012         715,443
   Stanley Works+                                        10,500         581,280
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           4,387,965
                                                                  -------------
   MULTILINE RETAIL 1.5%
   Dillard's, Inc. -- Class A+                           74,111       2,425,653
   Federated Department Stores,
     Inc.+                                               16,524         744,406
                                                                  -------------
   TOTAL MULTILINE RETAIL                                             3,170,059
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 1.4%
   Brunswick Corp.+                                      55,786       1,776,784
   Eastman Kodak Co.+                                    54,292       1,224,828
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                 3,001,612
                                                                  -------------
   AUTO COMPONENTS 1.2%
   Goodyear Tire & Rubber Co.*+                          42,878       1,337,365
   Johnson Controls, Inc.+                               13,665       1,292,982
                                                                  -------------
   TOTAL AUTO COMPONENTS                                              2,630,347
                                                                  -------------
   DISTRIBUTORS 0.5%
   Genuine Parts Co.                                     19,800         970,200
                                                                  -------------
   TOTAL DISTRIBUTORS                                                   970,200
                                                                  -------------
   TEXTILES & APPAREL 0.4%
   Jones Apparel Group, Inc.                             30,507         937,480
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             937,480
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 0.4%
   Wyndham Worldwide Corp.*                              27,050         923,758
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  923,758
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         33,721,591
                                                                  -------------
MATERIALS 8.9%
   CHEMICALS 3.6%
   Dow Chemical Co.                                      40,048       1,836,601
   Ashland, Inc.                                         27,549       1,807,215
   Eastman Chemical Co.+                                 25,755       1,631,064
   PPG Industries, Inc.+                                 14,170         996,293
   Air Products & Chemicals, Inc.                         9,800         724,122
   Rohm & Haas Co.                                       10,121         523,458
                                                                  -------------
   TOTAL CHEMICALS                                                    7,518,753
                                                                  -------------
   PAPER & FOREST PRODUCTS 2.3%
   Weyerhaeuser Co.                                      24,531       1,833,447
   MeadWestvaco Corp.                                    57,417       1,770,740
   International Paper Co.+                              35,430       1,289,652
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                      4,893,839
                                                                  -------------
   METALS & MINING 1.5%
   Alcoa, Inc.                                           38,618       1,309,150
   United States Steel Corp.                             10,102       1,001,816

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B                               12,800   $     847,232
                                                                  -------------
   TOTAL METALS & MINING                                              3,158,198
                                                                  -------------
   CONTAINERS & PACKAGING 1.5%
   Temple-Inland, Inc.+                                  39,911       2,384,283
   Bemis Co.                                             22,652         756,350
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                       3,140,633
                                                                  -------------
TOTAL MATERIALS                                                      18,711,423
                                                                  -------------
CONSUMER STAPLES 8.4%
   FOOD & DRUG RETAILING 3.4%
   Supervalu, Inc.+                                      77,342       3,021,752
   Kroger Co.                                            62,881       1,776,388
   Safeway, Inc.+                                        35,765       1,310,429
   Costco Wholesale Corp.+                               17,789         957,760
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        7,066,329
                                                                  -------------
   FOOD PRODUCTS 3.0%
   Tyson Foods, Inc. -- Class A+                        143,620       2,787,664
   Sara Lee Corp.                                        97,641       1,652,086
   ConAgra Foods, Inc.                                   44,344       1,104,609
   Kraft Foods, Inc.                                     25,900         819,994
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                6,364,353
                                                                  -------------
   BEVERAGES 1.7%
   Molson Coors Brewing Co. --
     Class B+                                            23,492       2,222,813
   Coca-Cola Enterprises, Inc.+                          70,020       1,417,905
                                                                  -------------
   TOTAL BEVERAGES                                                    3,640,718
                                                                  -------------
   TOBACCO 0.3%
   Reynolds American, Inc.                               10,855         677,461
                                                                  -------------
   TOTAL TOBACCO                                                        677,461
                                                                  -------------
TOTAL CONSUMER STAPLES                                               17,748,861
                                                                  -------------
TELECOMMUNICATION SERVICES 7.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 6.2%
   Embarq Corp.                                          68,902       3,882,628
   Windstream Corp.+                                    168,056       2,468,743
   Verizon Communications, Inc.+                         60,044       2,276,868
   Citizens Communications Co.+                         126,050       1,884,447
   AT&T, Inc.                                            38,396       1,513,954
   CenturyTel, Inc.+                                     20,293         917,041
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                      12,943,681
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 1.4%
   Alltel Corp.                                          24,614       1,526,068
   Sprint Nextel Corp.+                                  80,031       1,517,388
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          3,043,456
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                     15,987,137
                                                                  -------------
INDUSTRIALS 5.6%
   COMMERCIAL SERVICES & SUPPLIES 1.5%
   RR Donnelley & Sons Co.                               45,683       1,671,541
   Allied Waste Industries, Inc.*+                       77,362         973,987
   Waste Management, Inc.                                17,892         615,664
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               3,261,192
                                                                  -------------


110 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   AEROSPACE & DEFENSE 1.4%
   Northrop Grumman Corp.                                21,349   $   1,584,523
   Raytheon Co.                                          12,798         671,383
   Goodrich Corp.                                        12,200         628,056
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                          2,883,962
                                                                  -------------
   ROAD & RAIL 1.1%
   Ryder System, Inc.+                                   33,285       1,642,282
   Union Pacific Corp.                                    7,072         718,162
                                                                  -------------
   TOTAL ROAD & RAIL                                                  2,360,444
                                                                  -------------
   MACHINERY 1.1%
   Cummins, Inc.                                          9,596       1,388,733
   Paccar, Inc.+                                         11,900         873,460
                                                                  -------------
   TOTAL MACHINERY                                                    2,262,193
                                                                  -------------
   BUILDING PRODUCTS 0.5%
   Masco Corp.+                                          38,103       1,044,022
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                            1,044,022
                                                                  -------------
TOTAL INDUSTRIALS                                                    11,811,813
                                                                  -------------
INFORMATION TECHNOLOGY 4.1%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.6%
   Sanmina-SCI Corp.*+                                  986,250       3,570,225
   Solectron Corp.*+                                    624,475       1,967,096
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           5,537,321
                                                                  -------------
   IT CONSULTING & SERVICES 1.2%
   Computer Sciences Corp.*                              23,229       1,210,928
   Unisys Corp.*+                                        89,654         755,783
   Electronic Data Systems Corp.                         21,729         601,459
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                     2,568,170
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Micron Technology, Inc.*                              43,270         522,702
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        522,702
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          8,628,193
                                                                  -------------
HEALTH CARE 3.6%
   HEALTH CARE PROVIDERS & SERVICES 3.0%
   AmerisourceBergen Corp.+                              44,200       2,331,550
   McKesson Corp.                                        31,549       1,846,878
   Tenet Healthcare Corp.*+                             178,667       1,148,829
   Medco Health Solutions, Inc.*                         12,100         877,613
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             6,204,870
                                                                  -------------
   PHARMACEUTICALS 0.4%
   Bristol-Myers Squibb Co.                              28,583         793,464
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                793,464
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
   Bausch & Lomb, Inc.                                   10,000         511,600
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               511,600
                                                                  -------------
TOTAL HEALTH CARE                                                     7,509,934
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
ENERGY 2.3%
   OIL & GAS 2.3%
   ConocoPhillips                                        28,974   $   1,980,373
   Hess Corp.+                                           25,480       1,413,375
   Marathon Oil Corp.                                    14,165       1,399,927
                                                                  -------------
   TOTAL OIL & GAS                                                    4,793,675
                                                                  -------------
TOTAL ENERGY                                                          4,793,675
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $183,992,094)                                              209,686,166
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                  $    456,266         456,266
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07                                           703             703
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                       497,745         497,745
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                       165,915         165,915
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,120,629)                                                  1,120,629
                                                                  -------------
SECURITIES LENDING COLLATERAL 24.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                                51,207,864      51,207,864
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $51,207,864)                                                51,207,864
                                                                  -------------
TOTAL INVESTMENTS 124.5%
   (Cost $236,320,587)                                            $ 262,014,659
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.5)%                                         $ (51,509,707)
                                                                  =============
NET ASSETS - 100.0%                                               $ 210,504,952

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
      9.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 111

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.3%

CONSUMER DISCRETIONARY 25.4%
   HOTELS, RESTAURANTS & LEISURE 6.5%
   Multimedia Games, Inc.*+                              24,345   $     289,705
   Panera Bread Co. -- Class A*+                          4,208         248,524
   P.F. Chang's China Bistro, Inc.*+                      5,775         241,857
   Monarch Casino & Resort, Inc.*+                        6,660         173,160
   Shuffle Master, Inc.*+                                 9,378         171,149
   Sonic Corp.*                                           7,652         170,487
   Papa John's International, Inc.*                       5,592         164,405
   CEC Entertainment, Inc.*                               3,877         161,051
   Jack in the Box, Inc.*                                 1,995         137,914
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                1,758,252
                                                                  -------------
   SPECIALTY RETAIL 6.5%
   Stage Stores, Inc.                                    10,827         252,377
   Christopher & Banks Corp.                             12,042         234,458
   Tractor Supply Co.*+                                   4,268         219,802
   Jos. A. Bank Clothiers, Inc.*+                         5,216         184,385
   HOT Topic, Inc.*+                                     16,591         184,160
   Hibbett Sports Inc.*                                   5,239         149,783
   Guitar Center, Inc.*+                                  3,098         139,782
   Gymboree Corp.*                                        2,932         117,485
   Children's Place Retail Stores,
     Inc.*+                                               1,854         103,379
   Dress Barn, Inc.*+                                     4,486          93,354
   Tween Brands, Inc.*+                                   2,165          77,334
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             1,756,299
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 3.9%
   Vertrue, Inc.*                                         7,538         362,653
   Coinstar, Inc.*                                        9,128         285,707
   Pre-Paid Legal Services, Inc.*+                        5,248         262,977
   Bright Horizons Family Solutions,
     Inc.*+                                               3,618         136,580
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,047,917
                                                                  -------------
   TEXTILES & APPAREL 2.6%
   K-Swiss, Inc. -- Class A                               7,270         196,436
   Fossil, Inc.*                                          7,032         186,137
   Deckers Outdoor Corp.*+                                1,910         135,648
   Quiksilver, Inc.*+                                     9,032         104,771
   CROCS, Inc.*+                                          1,560          73,710
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             696,702
                                                                  -------------
   HOUSEHOLD DURABLES 1.6%
   NVR, Inc.*+                                              419         278,635
   Meritage Homes Corp.*+                                 5,315         170,718
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             449,353
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 1.6%
   Nautilus, Inc.+                                       15,437         238,193
   Pool Corp.+                                            5,836         208,929
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   447,122
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   INTERNET & CATALOG RETAIL 0.9%
   PetMed Express, Inc.*+                                21,378   $     253,329
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                      253,329
                                                                  -------------
   AUTOMOBILES 0.7%
   Winnebago Industries, Inc.+                            5,756         193,574
                                                                  -------------
   TOTAL AUTOMOBILES                                                    193,574
                                                                  -------------
   AUTO COMPONENTS 0.6%
   Drew Industries, Inc.*+                                5,372         154,069
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                154,069
                                                                  -------------
   DISTRIBUTORS 0.5%
   LKQ Corp.*+                                            6,648         145,325
                                                                  -------------
   TOTAL DISTRIBUTORS                                                   145,325
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          6,901,942
                                                                  -------------
HEALTH CARE 22.2%
   HEALTH CARE EQUIPMENT & SUPPLIES 13.8%
   Biosite, Inc.*                                         5,294         444,537
   Possis Medical, Inc.*                                 22,877         297,630
   Integra LifeSciences Holdings
     Corp.*+                                              6,439         293,490
   PharmaNet Development Group,
     Inc.*                                                7,862         204,412
   SurModics, Inc.*+                                      5,390         194,040
   Immucor, Inc.*+                                        6,498         191,236
   Dionex Corp.*+                                         2,729         185,872
   Hologic, Inc.*+                                        3,154         181,797
   PolyMedica Corp.+                                      4,105         173,765
   Cooper Cos., Inc.+                                     3,554         172,795
   American Medical Systems
     Holdings, Inc.*                                      8,009         169,551
   BioLase Technology, Inc.*+                            17,151         166,879
   Kensey Nash Corp.*                                     5,174         157,807
   Mentor Corp.+                                          3,316         152,536
   Respironics, Inc.*+                                    3,602         151,248
   Greatbatch, Inc.*+                                     5,661         144,355
   Idexx Laboratories, Inc.*                              1,586         138,981
   Merit Medical Systems, Inc.*+                          9,223         115,749
   ArthroCare Corp.*                                      2,906         104,732
   ICU Medical, Inc.*                                     2,490          97,608
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             3,739,020
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 6.6%
   Healthways, Inc.*+                                     5,058         236,461
   AMN Healthcare Services, Inc.*                        10,376         234,705
   Sunrise Senior Living, Inc.*+                          5,919         233,919
   Sierra Health Services, Inc.*                          5,563         229,029
   HealthExtras, Inc.*+                                   7,770         223,621
   AmSurg Corp.*                                          7,022         171,969
   Amedisys, Inc.*+                                       4,822         156,377
   Pediatrix Medical Group, Inc.*                         2,736         156,116
   Odyssey HealthCare, Inc.*                             11,504         151,048
                                                                  --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             1,793,245
                                                                  --------------


112 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   PHARMACEUTICALS 1.5%
   Bradley Pharmaceuticals, Inc.*                        10,294   $     197,542
   Sciele Pharma, Inc.*+                                  5,399         127,848
   Noven Pharmaceuticals, Inc.*                           2,892          67,094
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                392,484
                                                                  -------------
   BIOTECHNOLOGY 0.3%
   Digene Corp.*+                                         2,192          92,963
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                   92,963
                                                                  -------------
   TOTAL HEALTH CARE                                                  6,017,712
                                                                  -------------
INFORMATION TECHNOLOGY 21.1%
   SOFTWARE 6.6%
   Factset Research Systems, Inc.+                        3,714         233,425
   Altiris, Inc.*                                         6,870         226,092
   EPIQ Systems, Inc.*+                                  10,858         221,286
   Kronos, Inc.*                                          3,660         195,810
   Blackbaud, Inc.                                        7,980         194,871
   Ansys, Inc.*+                                          3,641         184,853
   Take-Two Interactive Software,
     Inc.*+                                               8,605         173,305
   Quality Systems, Inc.+                                 4,136         165,440
   Manhattan Associates, Inc.*+                           3,897         106,895
   Micros Systems, Inc.*+                                 1,776          95,886
                                                                  -------------
   TOTAL SOFTWARE                                                     1,797,863
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 4.2%
   WebEx Communications, Inc.*                            5,500         312,730
   j2 Global Communications, Inc.*+                      10,246         284,019
   Websense, Inc.*+                                      11,636         267,512
   Bankrate, Inc.*+                                       7,419         261,445
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 1,125,706
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.6%
   Flir Systems, Inc.*+                                   8,782         313,254
   Itron, Inc.*+                                          3,662         238,177
   Trimble Navigation Ltd.*                               6,416         172,205
   Scansource, Inc.*+                                     5,911         158,651
   Daktronics, Inc.+                                      3,695         101,391
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             983,678
                                                                  -------------
   IT CONSULTING & SERVICES 2.2%
   Talx Corp.+                                            6,599         218,625
   Mantech International Corp. --
     Class A*                                             4,034         134,776
   CACI International, Inc. --
     Class A*                                             2,850         133,551
   eFunds Corp.*                                          4,246         113,198
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       600,150
                                                                  -------------
   COMPUTERS & PERIPHERALS 2.2%
   Komag, Inc.*+                                          7,493         245,246
   Neoware, Inc.*+                                       21,460         216,102
   Synaptics, Inc.*                                       5,046         129,077
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        590,425
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT 1.5%
   Netgear, Inc.*+                                        8,444   $     240,908
   Comtech Telecommunications
     Corp.*+                                              4,025         155,888
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       396,796
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.8%
   Cabot Microelectronics Corp.*+                         3,934         131,828
   Diodes, Inc.*+                                         2,794          97,371
                                                                  -------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                            229,199
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          5,723,817
                                                                  -------------
ENERGY 8.6%
   OIL & GAS 4.6%
   Petroleum Development Corp.*+                          4,362         233,672
   St. Mary Land & Exploration Co.                        6,340         232,551
   Stone Energy Corp.*                                    6,186         183,662
   Helix Energy Solutions Group,
     Inc.*+                                               4,510         168,178
   Penn Virginia Corp.                                    2,065         151,571
   Swift Energy Co.*                                      3,418         142,770
   Cabot Oil & Gas Corp.                                  1,945         130,938
                                                                  -------------
   TOTAL OIL & GAS                                                    1,243,342
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 4.0%
   Hydril*                                                2,878         276,979
   Unit Corp.*                                            3,745         189,460
   CARBO Ceramics, Inc.+                                  3,960         184,338
   W-H Energy Services, Inc.*                             3,754         175,462
   Hornbeck Offshore Services, Inc.*+                     6,056         173,504
   Oceaneering International, Inc.*+                      2,512         105,805
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,105,548
                                                                  -------------
TOTAL ENERGY                                                          2,348,890
                                                                  -------------
FINANCIALS 8.1%
   BANKS 2.9%
   Wilshire Bancorp, Inc.+                               11,037         181,007
   UCBH Holdings, Inc.+                                   7,531         140,227
   Nara Bancorp, Inc.+                                    7,893         138,206
   PrivateBancorp, Inc.*+                                 3,380         123,573
   Cascade Bancorp.+                                      4,098         106,302
   East-West Bancorp, Inc.+                               2,705          99,463
                                                                  -------------
   TOTAL BANKS                                                          788,778
                                                                  -------------
   INSURANCE 2.2%
   Infinity Property & Casualty Corp.                     5,888         275,912
   Hilb Rogal & Hobbs Co.+                                3,624         177,757
   Philadelphia Consolidated
     Holding Corp.*                                       3,109         136,765
                                                                  -------------
   TOTAL INSURANCE                                                      590,434
                                                                  -------------
   CONSUMER FINANCE 1.2%
   Rewards Network, Inc.*                                34,398         182,310
   World Acceptance Corp.*                                3,577         142,901
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               325,211
                                                                  -------------


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 113

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIALS 0.9%
   Portfolio Recovery Associates,
     Inc.*+                                               5,479   $     244,637
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         244,637
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 0.6%
   Franklin Bank Corp.*                                   8,354         149,286
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     149,286
                                                                  -------------
   CAPITAL MARKETS 0.3%
   Investment Technology Group,
     Inc.*                                                2,250          88,200
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                 88,200
                                                                  -------------
TOTAL FINANCIALS                                                      2,186,546
                                                                  -------------
INDUSTRIALS 7.7%
   AEROSPACE & DEFENSE 2.1%
   Ceradyne, Inc.*+                                       3,959         216,716
   Armor Holdings, Inc.*+                                 2,710         182,464
   Curtiss-Wright Corp.+                                  4,632         178,517
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            577,697
                                                                  -------------
   ROAD & RAIL 1.8%
   Landstar System, Inc.                                  4,330         198,487
   Knight Transportation, Inc.+                           8,800         156,816
   Heartland Express, Inc.+                               9,002         142,952
                                                                  -------------
   TOTAL ROAD & RAIL                                                    498,255
                                                                  -------------
   MACHINERY 1.4%
   Toro Co.+                                              2,946         150,953
   ASV, Inc.*+                                            9,685         147,793
   Manitowoc Co., Inc.                                    1,446          91,864
                                                                  -------------
   TOTAL MACHINERY                                                      390,610
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Waste Connections, Inc.*                               5,461         163,502
   Mobile Mini, Inc.*+                                    3,504          93,837
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 257,339
                                                                  -------------
   BUILDING PRODUCTS 0.6%
   Simpson Manufacturing Co., Inc.+                       4,845         149,420
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              149,420
                                                                  -------------
   AIR FREIGHT & COURIERS 0.5%
   Forward Air Corp.+                                     4,053         133,263
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         133,263
                                                                  -------------
   MARINE 0.3%
   Kirby Corp.*+                                          2,471          86,436
                                                                  -------------
   TOTAL MARINE                                                          86,436
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,093,020
                                                                  -------------
CONSUMER STAPLES 3.3%
   PERSONAL PRODUCTS 2.0%
   NBTY, Inc.*+                                           4,789         254,009
   USANA Health Sciences, Inc.*+                          4,690         219,820
   Playtex Products, Inc.*                                4,999          67,836
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                              541,665
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   FOOD PRODUCTS 0.9%
   Sanderson Farms, Inc.+                                 6,342   $     235,035
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  235,035
                                                                  -------------
   FOOD & DRUG RETAILING 0.4%
   United Natural Foods, Inc.*+                           3,814         116,861
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                          116,861
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  893,561
                                                                  -------------
MATERIALS 2.4%
   METALS & MINING 1.4%
   Chaparral Steel Co.                                    3,480         202,432
   Cleveland-Cliffs, Inc.+                                2,915         186,589
                                                                  -------------
   TOTAL METALS & MINING                                                389,021
                                                                  -------------
   CONSTRUCTION MATERIALS 1.0%
   Headwaters, Inc.*+                                    11,909         260,211
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                         260,211
                                                                  -------------
TOTAL MATERIALS                                                         649,232
                                                                  -------------
TELECOMMUNICATION SERVICES 0.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   General Communication, Inc. --
     Class A*+                                           10,240         143,360
                                                                  -------------
   TOTAL DIVERSIFIED
     TELECOMMUNICATION SERVICES                                         143,360
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        143,360
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $24,505,070)                                                26,958,080
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                  $     70,236          70,236
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07                                           108             108
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                        76,621          76,621
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                        25,541          25,541
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $172,506)                                                      172,506
                                                                  -------------


114 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 22.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              $  6,158,898   $   6,158,898
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,158,898)                                                  6,158,898
                                                                  -------------
TOTAL INVESTMENTS 122.6%
   (Cost $30,836,474)                                             $  33,289,484
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.6)%                                         $  (6,140,331)
                                                                  =============
NET ASSETS - 100.0%                                               $  27,149,153

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      9.

See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 115

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 33.3%
   SPECIALTY RETAIL 12.9%
   Aeropostale, Inc.*+                                    7,209   $     290,018
   Chico's FAS, Inc.*+                                    9,804         239,512
   GameStop Corp. -- Class A*                             6,232         202,976
   Urban Outfitters, Inc.*+                               6,500         172,315
   Ross Stores, Inc.                                      4,898         168,491
   Pacific Sunwear of
     California, Inc.*                                    7,635         159,037
   Advance Auto Parts, Inc.                               4,103         158,171
   Petsmart, Inc.+                                        4,536         149,507
   Williams-Sonoma, Inc.+                                 4,194         148,719
   Dick's Sporting Goods, Inc.*                           2,435         141,863
   O'Reilly Automotive, Inc.*+                            3,385         112,043
   American Eagle Outfitters, Inc.+                       3,373         101,156
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             2,043,808
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 5.9%
   Career Education Corp.*+                               7,968         243,024
   Corinthian Colleges, Inc.*+                           16,530         227,288
   Strayer Education, Inc.                                1,547         193,375
   ITT Educational Services, Inc.*+                       2,351         191,583
   DeVry, Inc.                                            2,435          71,467
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 926,737
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 4.7%
   Scientific Games Corp. --
     Class A*+                                            4,299         141,136
   Applebee's International, Inc.+                        5,529         137,009
   Cheesecake Factory, Inc.*+                             4,895         130,452
   Brinker International, Inc.+                           3,924         128,315
   Ruby Tuesday, Inc.+                                    3,834         109,652
   International Speedway Corp. --
     Class A                                              1,880          97,196
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  743,760
                                                                  -------------
   MEDIA 3.3%
   Valassis Communications, Inc.*+                        6,835         117,494
   Entercom Communications
     Corp.+                                               4,080         114,974
   John Wiley & Sons, Inc. -- Class A                     2,985         112,714
   Catalina Marketing Corp.                               3,088          97,519
   Harte-Hanks, Inc.+                                     2,765          76,286
                                                                  -------------
   TOTAL MEDIA                                                          518,987
                                                                  -------------
   HOUSEHOLD DURABLES 2.8%
   Hovnanian Enterprises, Inc. --
     Class A*+                                            6,102         153,526
   Ryland Group, Inc.+                                    3,349         141,294
   Toll Brothers, Inc.*+                                  5,112         139,967
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             434,787
                                                                  -------------
   MULTILINE RETAIL 2.1%
   99 Cents Only Stores*+                                11,642         171,487
   Dollar Tree Stores, Inc.*+                             4,127         157,816
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               329,303
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   AUTOMOBILES 0.9%
   Thor Industries, Inc.                                  3,806   $     149,918
                                                                  -------------
   TOTAL AUTOMOBILES                                                    149,918
                                                                  -------------
   TEXTILES & APPAREL 0.7%

   Timberland Co. -- Class A*+                            4,425         115,183
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             115,183
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          5,262,483
                                                                  -------------
HEALTH CARE 19.8%
   HEALTH CARE PROVIDERS & SERVICES 7.7%
   Apria Healthcare Group, Inc.*+                         6,224         200,724
   Community Health Systems, Inc.*                        5,360         188,940
   Lincare Holdings, Inc.*                                4,216         154,516
   Health Management
     Associates, Inc. -- Class A                         13,550         147,288
   Pharmaceutical Product
     Development, Inc.+                                   3,669         123,609
   Universal Health
     Services, Inc. -- Class B                            2,138         122,422
   Cerner Corp.*+                                         2,107         114,726
   Henry Schein, Inc.*                                    2,072         114,333
   Covance, Inc.*+                                          975          57,857
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             1,224,415
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 5.4%
   Cytyc Corp.*+                                          6,797         232,525
   Gen-Probe, Inc.*+                                      4,252         200,184
   ResMed, Inc.*+                                         3,174         159,874
   DENTSPLY International, Inc.                           3,375         110,531
   Ventana Medical Systems, Inc.*                         1,973          82,669
   Edwards Lifesciences Corp.*+                           1,255          63,629
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               849,412
                                                                  -------------
   PHARMACEUTICALS 3.5%
   Par Pharmaceutical Cos., Inc.*                        10,512         264,061
   Sepracor, Inc.*+                                       3,995         186,287
   Medicis Pharmaceutical
     Corp. -- Class A+                                    3,151          97,114
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                547,462
                                                                  -------------
   BIOTECHNOLOGY 3.2%
   Cephalon, Inc.*+                                       2,237         159,297
   Techne Corp.*+                                         2,327         132,872
   Invitrogen Corp.*                                      1,998         127,173
   Affymetrix, Inc.*+                                     2,995          90,059
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                  509,401
                                                                  -------------
TOTAL HEALTH CARE                                                     3,130,690
                                                                  -------------
INFORMATION TECHNOLOGY 12.3%
   IT CONSULTING & SERVICES 3.9%
   DST Systems, Inc.*+                                    2,996         225,299
   Alliance Data Systems Corp.*+                          1,933         119,112
   Global Payments, Inc.                                  2,872          97,820
   SRA International, Inc. --
     Class A*+                                            4,000          97,440
   CSG Systems
     International, Inc.*+                                3,154          78,913
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       618,584
                                                                  -------------


116 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   SOFTWARE 2.9%
   McAfee, Inc.*+                                         4,008   $     116,552
   Macrovision Corp.*+                                    4,180         104,709
   Jack Henry & Associates, Inc.+                         4,028          96,873
   Fair Isaac Corp.                                       2,232          86,334
   Activision, Inc.*+                                     3,305          62,597
                                                                  -------------
   TOTAL SOFTWARE                                                       467,065
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.7%
   Silicon Laboratories, Inc.*+                           5,541         165,787
   Cree, Inc.*+                                           6,004          98,826
                                                                  -------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                            264,613
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
   CDW Corp.+                                             1,810         111,188
   Amphenol Corp. -- Class A                              1,617         104,410
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             215,598
                                                                  -------------
   COMPUTERS & PERIPHERALS 1.1%
   Western Digital Corp.*                                 9,932         166,957
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        166,957
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.8%
   Plantronics, Inc.                                      5,424         128,115
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       128,115
                                                                  -------------
   OFFICE ELECTRONICS 0.5%
   Zebra Technologies Corp. --
     Class A*                                             2,144          82,780
                                                                  -------------
   TOTAL OFFICE ELECTRONICS                                              82,780
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,943,712
                                                                  -------------
INDUSTRIALS 11.3%
   COMMERCIAL SERVICES & SUPPLIES 4.7%
   Corporate Executive Board Co.+                         1,692         128,524
   Rollins, Inc.+                                         5,479         126,072
   Stericycle, Inc.*+                                     1,512         123,228
   Mine Safety Appliances Co.+                            2,720         114,403
   Copart, Inc.*                                          3,649         102,209
   ChoicePoint, Inc.*+                                    2,186          81,822
   Dun & Bradstreet Corp.                                   740          67,488
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 743,746
                                                                  -------------
   MACHINERY 2.0%
   Donaldson Co., Inc.+                                   2,928         105,701
   Graco, Inc.+                                           2,673         104,674
   Oshkosh Truck Corp.+                                   1,852          98,156
                                                                  -------------
   TOTAL MACHINERY                                                      308,531
                                                                  -------------
   AEROSPACE & DEFENSE 1.2%
   Alliant Techsystems, Inc.*+                            2,097         184,368
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            184,368
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.9%
   AMETEK, Inc.+                                          2,106          72,741
   Roper Industries, Inc.                                 1,285          70,521
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           143,262
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 0.8%
   Expeditors International
     Washington, Inc.+                                    3,233   $     133,588
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         133,588
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.6%
   Fastenal Co.+                                          2,754          96,528
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                96,528
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.6%
   Jacobs Engineering Group, Inc.*                        1,988          92,740
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                      92,740
                                                                  -------------
   AIRLINES 0.5%
   AirTran Holdings, Inc.*+                               7,558          77,621
                                                                  -------------
   TOTAL AIRLINES                                                        77,621
                                                                  -------------
TOTAL INDUSTRIALS                                                     1,780,384
                                                                  -------------
FINANCIALS 8.7%
   CAPITAL MARKETS 4.3%
   Investors Financial Services Corp.                     3,640         211,666
   Eaton Vance Corp.+                                     4,234         150,900
   SEI Investments Co.                                    2,057         123,893
   Nuveen Investments, Inc. --
     Class A                                              2,297         108,648
   Waddell & Reed Financial, Inc. --
     Class A                                              3,601          83,975
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                679,082
                                                                  -------------
   INSURANCE 3.6%
   W.R. Berkley Corp.                                     5,322         176,265
   Brown & Brown, Inc.+                                   6,081         164,309
   Everest Re Group Ltd.                                  1,215         116,846
   HCC Insurance Holdings, Inc.+                          3,519         108,385
                                                                  -------------
   TOTAL INSURANCE                                                      565,805
                                                                  -------------
   DIVERSIFIED FINANCIALS 0.8%
   Leucadia National Corp.+                               4,175         122,829
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         122,829
                                                                  -------------
TOTAL FINANCIALS                                                      1,367,716
                                                                  -------------
ENERGY 8.3%
   OIL & GAS 6.2%
   Frontier Oil Corp.                                     5,907         192,805
   Pogo Producing Co.+                                    3,814         183,453
   Pioneer Natural Resources Co.+                         3,980         171,578
   Newfield Exploration Co.*+                             3,385         141,188
   Denbury Resources, Inc.*+                              4,678         139,358
   Quicksilver Resources, Inc.*+                          2,220          88,289
   Southwestern Energy Co.*                               1,360          55,733
                                                                  -------------
   TOTAL OIL & GAS                                                      972,404
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 2.1%
   Superior Energy Services, Inc.*+                       4,300         148,221
   FMC Technologies, Inc.*                                1,391          97,036
   Patterson-UTI Energy, Inc.+                            4,047          90,815
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    336,072
                                                                  -------------
TOTAL ENERGY                                                          1,308,476
                                                                  -------------


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 117

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONCLUDED)                              March 31, 2007
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER STAPLES 3.1%
   HOUSEHOLD PRODUCTS 2.0%
   Energizer Holdings, Inc.*+                             2,488   $     212,301
   Church & Dwight Co., Inc.+                             2,244         112,986
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                             325,287
                                                                  -------------
   BEVERAGES 1.1%
   Hansen Natural Corp.*                                  4,447         168,452
                                                                  -------------
   TOTAL BEVERAGES                                                      168,452
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  493,739
                                                                  -------------
MATERIALS 2.3%
   METALS & MINING 2.3%
   Steel Dynamics, Inc.                                   4,502         194,486
   Commercial Metals Co.+                                 5,539         173,648
                                                                  -------------
   TOTAL METALS & MINING                                                368,134
                                                                  -------------
TOTAL MATERIALS                                                         368,134
                                                                  -------------
UTILITIES 0.5%
   GAS UTILITIES 0.5%
   Equitable Resources, Inc.+                             1,798          86,879
                                                                  -------------
   TOTAL GAS UTILITIES                                                   86,879
                                                                  -------------
TOTAL UTILITIES                                                          86,879
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $13,376,662)                                                15,742,213
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                 $      44,036          44,036
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07                                            67              67
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                        48,039          48,039
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                        16,013          16,013
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $108,155)                                                      108,155
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 24.7%
Investment in Securities Lending
   Short Term Investment Portfolio
   Held by U.S. Bank (Note 9)                     $   3,912,010   $   3,912,010
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,912,010)                                                  3,912,010
                                                                  -------------
TOTAL INVESTMENTS 125.0%
   (Cost $17,396,827)                                             $  19,762,378
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (25.0)%                                         $  (3,954,465)
                                                                  =============
NET ASSETS - 100.0%                                               $  15,807,913

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
     9.


118 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.7%

HEALTH CARE 23.2%
   HEALTH CARE EQUIPMENT & SUPPLIES 9.5%
   Hospira, Inc.*                                        20,397   $     834,237
   Zimmer Holdings, Inc.*+                                7,734         660,561
   Stryker Corp.+                                         7,940         523,802
   Waters Corp.*                                          7,780         451,240
   Varian Medical Systems, Inc.*+                         9,247         440,990
   Biomet, Inc.                                          10,258         435,862
   St. Jude Medical, Inc.*+                              10,235         384,938
   Medtronic, Inc.+                                       6,714         329,389
   Boston Scientific Corp.*                              19,380         281,785
   Becton, Dickinson & Co.                                3,383         260,119
   C.R. Bard, Inc.+                                       3,190         253,637
   Baxter International, Inc.                             4,290         225,954
   Millipore Corp.*+                                      2,504         181,465
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             5,263,979
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 7.2%
   Express Scripts, Inc.*+                                8,632         696,775
   Coventry Health Care, Inc.*                           12,290         688,855
   UnitedHealth Group, Inc.                              10,085         534,202
   Cardinal Health, Inc.                                  5,824         424,861
   Patterson Cos., Inc.*+                                11,954         424,248
   Quest Diagnostics, Inc.+                               8,304         414,121
   IMS Health, Inc.                                      12,643         374,991
   Humana, Inc.*                                          4,101         237,940
   Laboratory Corporation of
     America Holdings*+                                   2,734         198,570
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             3,994,563
                                                                  -------------
   PHARMACEUTICALS 3.7%
   Forest Laboratories, Inc.*+                           12,619         649,121
   Barr Pharmaceuticals, Inc.*                            7,554         350,128
   Mylan Laboratories, Inc.+                             16,190         342,257
   Johnson & Johnson, Inc.+                               4,578         275,870
   Wyeth                                                  4,961         248,199
   Allergan, Inc.+                                        1,510         167,338
                                                                  -------------
   TOTAL PHARMACEUTICALS                                              2,032,913
                                                                  -------------
   BIOTECHNOLOGY 2.8%
   Gilead Sciences, Inc.*+                                8,878         679,167
   Amgen, Inc.*                                           5,484         306,446
   Celgene Corp.*+                                        4,464         234,181
   Genzyme Corp.*+                                        3,593         215,652
   Applera Corp. -- Applied
     Biosystems Group                                     4,250         125,673
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                1,561,119
                                                                  -------------
TOTAL HEALTH CARE                                                    12,852,574
                                                                  -------------
CONSUMER DISCRETIONARY 20.9%
   SPECIALTY RETAIL 7.6%
   AutoZone, Inc.*                                        4,284         548,952
   Bed Bath & Beyond, Inc.*+                             13,299         534,221
   RadioShack Corp.+                                     19,142         517,408
   Abercrombie & Fitch Co. --
     Class A                                              6,200         469,216

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Lowe's Cos., Inc.+                                    13,721   $     432,074
   TJX Cos., Inc.+                                       15,823         426,588
   Best Buy Co., Inc.                                     8,447         411,538
   Home Depot, Inc.+                                      9,252         339,919
   Tiffany & Co.+                                         6,094         277,155
   Staples, Inc.                                          9,298         240,260
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             4,197,331
                                                                  -------------
   TEXTILES & APPAREL 2.9%
   Coach, Inc.*+                                         15,611         781,331
   Nike, Inc. -- Class B                                  2,940         312,404
   Liz Claiborne, Inc.+                                   6,626         283,924
   Polo Ralph Lauren Corp.                                2,600         229,190
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                           1,606,849
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 2.7%
   International Game
     Technology, Inc.                                    11,257         454,557
   Starbucks Corp.*+                                     13,002         407,743
   Darden Restaurants, Inc.+                              8,841         364,161
   Yum! Brands, Inc.+                                     5,121         295,789
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                1,522,250
                                                                  -------------
   HOUSEHOLD DURABLES 2.0%
   D.R. Horton, Inc.+                                    20,764         456,808
   Harman International
     Industries, Inc.+                                    3,756         360,877
   Black & Decker Corp.                                   3,723         303,871
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           1,121,556
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 2.0%
   Apollo Group, Inc. -- Class A*+                       15,027         659,685
   H&R Block, Inc.+                                      20,692         435,360
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,095,045
                                                                  -------------
   INTERNET & CATALOG RETAIL 1.2%
   Amazon.com, Inc.*+                                    17,432         693,619
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                      693,619
                                                                  -------------
   MEDIA 0.9%
   Omnicom Group, Inc.+                                   3,042         311,440
   McGraw-Hill Cos., Inc.+                                3,520         221,338
                                                                  -------------
   TOTAL MEDIA                                                          532,778
                                                                  -------------
   MULTILINE RETAIL 0.8%
   Kohl's Corp.*+                                         5,638         431,927
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               431,927
                                                                  -------------
   AUTOMOBILES 0.8%
   Harley-Davidson, Inc.+                                 7,191         422,471
                                                                  -------------
   TOTAL AUTOMOBILES                                                    422,471
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         11,623,826
                                                                  -------------
INFORMATION TECHNOLOGY 18.2%
   IT CONSULTING & SERVICES 4.8%
   Cognizant Technology
     Solutions Corp. -- Class A*+                         7,750         684,093
   First Data Corp.                                      18,531         498,484
   Fiserv, Inc.*                                          8,160         432,970
   Affiliated Computer
     Services, Inc. -- Class A*+                          7,041         414,574


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 119

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2007
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Paychex, Inc.+                                         7,190   $     272,285
   Automatic Data Processing, Inc.                        4,120         199,408
   Fidelity National Information
     Services, Inc.                                       3,590         163,201
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                     2,665,015
                                                                  -------------
   SOFTWARE 4.5%
   Intuit, Inc.*                                         18,782         513,875
   Electronic Arts, Inc.*+                                8,603         433,247
   Citrix Systems, Inc.*+                                10,588         339,134
   Adobe Systems, Inc.*+                                  8,121         338,646
   Oracle Corp.*                                         17,851         323,639
   Symantec Corp.*+                                      17,148         296,660
   Autodesk, Inc.*                                        6,740         253,424
                                                                  -------------
   TOTAL SOFTWARE                                                     2,498,625
                                                                  -------------
   COMPUTERS & PERIPHERALS 3.1%
   Dell, Inc.*                                           16,369         379,924
   Lexmark International, Inc.*+                          5,098         298,029
   SanDisk Corp.*+                                        6,498         284,612
   QLogic Corp.*+                                        16,700         283,900
   International Business
     Machines Corp.                                       2,837         267,416
   Network Appliance, Inc.*                               6,501         237,417
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                      1,751,298
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 3.1%
   Google, Inc. -- Class A*                               1,422         651,504
   eBay, Inc.*+                                          17,802         590,136
   Yahoo!, Inc.*+                                        15,077         471,759
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 1,713,399
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.4%
   Nvidia Corp.*                                         11,582         333,330
   National Semiconductor Corp.+                         11,610         280,265
   KLA-Tencor Corp.+                                      2,610         139,165
                                                                  -------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                            752,760
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 1.0%
   Qualcomm, Inc.+                                        6,840         291,794
   Cisco Systems, Inc.*                                  10,405         265,640
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       557,434
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Jabil Circuit, Inc.                                    7,504         160,661
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             160,661
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         10,099,192
                                                                  -------------
CONSUMER STAPLES 9.8%
   FOOD PRODUCTS 2.5%
   Kellogg Co.+                                           6,225         320,152
   Hershey Co.+                                           5,150         281,499
   WM Wrigley Jr Co.+                                     5,477         279,217
   Campbell Soup Co.+                                     7,150         278,492
   McCormick & Co., Inc.*                                 6,278         241,829
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                1,401,189
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   BEVERAGES 2.4%
   Pepsi Bottling Group, Inc.                            14,345   $     457,462
   Anheuser-Busch Cos., Inc.+                             7,620         384,505
   PepsiCo, Inc.                                          4,288         272,545
   Brown-Forman Corp. -- Class B+                         3,562         233,525
                                                                  -------------
   TOTAL BEVERAGES                                                    1,348,037
                                                                  -------------
   FOOD & DRUG RETAILING 1.8%
   Sysco Corp.+                                          10,291         348,144
   Walgreen Co.+                                          7,404         339,770
   Wal-Mart Stores, Inc.                                  6,896         323,767
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        1,011,681
                                                                  -------------
   HOUSEHOLD PRODUCTS 1.8%
   Colgate-Palmolive Co.                                  5,014         334,885
   Clorox Co.                                             5,148         327,876
   Procter & Gamble Co.                                   4,705         297,168
                                                                  =============
   TOTAL HOUSEHOLD PRODUCTS                                             959,929
                                                                  -------------
   PERSONAL PRODUCTS 1.3%
   Avon Products, Inc.                                   11,000         409,860
   Estee Lauder Cos., Inc. -- Class A                     6,496         317,330
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                              727,190
                                                                  -------------
TOTAL CONSUMER STAPLES                                                5,448,026
                                                                  -------------
ENERGY 9.1%
   OIL & GAS 6.8%
   XTO Energy, Inc.                                      14,016         768,217
   Apache Corp.                                           7,840         554,288
   Devon Energy Corp.+                                    7,165         495,961
   EOG Resources, Inc.+                                   6,740         480,832
   Murphy Oil Corp.                                       8,060         430,404
   Chesapeake Energy Corp.+                              13,060         403,293
   Anadarko Petroleum Corp.+                              8,130         349,427
   Exxon Mobil Corp.                                      3,580         270,111
                                                                  -------------
   TOTAL OIL & GAS                                                    3,752,533
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 2.3%
   Smith International, Inc.+                             6,787         326,115
   BJ Services Co.+                                      10,579         295,154
   Nabors Industries Ltd.*+                               9,890         293,436
   National-Oilwell Varco, Inc.*+                         3,210         249,706
   Noble Corp.                                            1,810         142,411
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,306,822
                                                                  -------------
TOTAL ENERGY                                                          5,059,355
                                                                  -------------
FINANCIALS 7.8%
   INSURANCE 2.1%
   Progressive Corp.+                                    23,761         518,465
   Ambac Financial Group, Inc.+                           4,592         396,703
   American International
     Group, Inc.                                          3,896         261,889
                                                                  -------------
   TOTAL INSURANCE                                                    1,177,057
                                                                  -------------
   DIVERSIFIED FINANCIALS 1.7%
   Chicago Mercantile
     Exchange Holdings, Inc.+                               918         488,798
   Moody's Corp.+                                         7,410         459,865
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         948,663
                                                                  -------------


120 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS  (CONCLUDED)                              March 31, 2007
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   CONSUMER FINANCE 1.7%
   Capital One Financial Corp.+                           5,299   $     399,863
   SLM Corp.                                              7,926         324,173
   American Express Co.                                   3,889         219,340
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               943,376
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 0.9%
   Countrywide Financial Corp.+                          14,311         481,422
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     481,422
                                                                  -------------
   CAPITAL MARKETS 0.8%
   Federated Investors, Inc. --
     Class B+                                            11,645         427,604
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                427,604
                                                                  -------------
   BANKS 0.6%
   Commerce Bancorp, Inc.+                                9,584         319,914
                                                                  -------------
   TOTAL BANKS                                                          319,914
                                                                  -------------
TOTAL FINANCIALS                                                      4,298,036
                                                                  -------------
INDUSTRIALS 5.8%
   AEROSPACE & DEFENSE 2.6%
   L-3 Communications
     Holdings, Inc.                                       4,934         431,577
   Rockwell Collins, Inc.+                                5,960         398,903
   General Dynamics Corp.                                 4,644         354,801
   United Technologies Corp.+                             3,960         257,400
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                          1,442,681
                                                                  -------------
   MACHINERY 1.1%
   Danaher Corp.+                                         4,445         317,595
   ITT Industries, Inc.+                                  4,998         301,480
                                                                  -------------
   TOTAL MACHINERY                                                      619,075
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Pitney Bowes, Inc.+                                    5,650         256,453
   Cintas Corp.+                                          5,356         193,352
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 449,805
                                                                  -------------
   BUILDING PRODUCTS 0.7%
   American Standard Cos., Inc.                           7,130         378,033
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              378,033
                                                                  -------------
   AIR FREIGHT & COURIERS 0.6%
   CH Robinson Worldwide, Inc.+                           6,700         319,925
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         319,925
                                                                  -------------
TOTAL INDUSTRIALS                                                     3,209,519
                                                                  -------------
MATERIALS 4.1%
   CHEMICALS 1.9%
   Sigma-Aldrich Corp.                                    7,830         325,102
   Ecolab, Inc.+                                          7,512         323,016
   International Flavors &
     Fragrances, Inc.                                     4,768         225,145
   Praxair, Inc.+                                         3,202         201,598
                                                                  -------------
   TOTAL CHEMICALS                                                    1,074,861
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   METALS & MINING 1.1%
   Nucor Corp.+                                           5,688   $     370,459
   Newmont Mining Corp.+                                  5,600         235,144
                                                                  -------------
   TOTAL METALS & MINING                                                605,603
                                                                  -------------
   CONTAINERS & PACKAGING 1.1%
   Ball Corp.                                             7,853         360,060
   Pactiv Corp.*+                                         7,100         239,554
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         599,614
                                                                  -------------
TOTAL MATERIALS                                                       2,280,078
                                                                  -------------
UTILITIES 0.8%
   GAS UTILITIES 0.4%
   Questar Corp.+                                         2,604         232,303
                                                                  -------------
   TOTAL GAS UTILITIES                                                  232,303
                                                                  -------------
   MULTI-UTILITIES 0.4%
   AES Corp.*                                            10,077         216,857
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                216,857
                                                                  -------------
TOTAL UTILITIES                                                         449,160
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $51,217,310)                                                55,319,766
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                  $    179,911         179,911
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07                                           278             278
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                       196,267         196,267
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                        65,422          65,422
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $441,878)                                                      441,878
                                                                  -------------
SECURITIES LENDING COLLATERAL 26.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                                14,465,300      14,465,300
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $14,465,300)                                                14,465,300
                                                                  -------------
TOTAL INVESTMENTS 126.5%
   (Cost $66,124,488)                                             $  70,226,944
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (26.5)%                                         $ (14,722,287)
                                                                  =============
NET ASSETS - 100.0%                                               $  55,504,657

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
      9.


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 121

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   DYNAMIC STRENGTHENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 101.8%
Repurchase Agreement (Note 6)
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07+                                  $ 4,718,109   $   4,718,109
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                     4,168,264       4,168,264
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                     4,547,196       4,547,196
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                     1,515,732       1,515,732
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,949,301)                                                14,949,301
                                                                  -------------
TOTAL INVESTMENTS 101.8%
   (Cost $14,949,301)                                             $  14,949,301
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.8)%                                          $    (265,439)
                                                                  =============
NET ASSETS - 100.0%                                               $  14,683,862

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           LOSS
                                                          UNITS        (NOTE 1)
--------------------------------------------------------------------------------

CURRENCY INDEX SWAP AGREEMENT
May 2007 U.S. Dollar Index
   Swap, Terminating 05/22/07*
   (Notional Market
   Value $29,289,598)                                   354,230   $    (245,755)
                                                                  =============

*     PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


122 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   DYNAMIC WEAKENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 95.8%
Repurchase Agreement (Note 6)
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07+                               $ 43,555,327   $    43,555,327
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                                  39,289,188        39,289,188
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                  42,860,933        42,860,933
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                  14,286,977        14,286,977
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $139,992,425)                                              139,992,425
                                                                ---------------
TOTAL INVESTMENTS 95.8%
   (Cost $139,992,425)                                          $   139,992,425
                                                                ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 4.2%                                        $     6,150,056
                                                                ===============
NET ASSETS - 100.0%                                             $   146,142,481

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           GAIN
                                                        UNITS          (NOTE 1)
--------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
SOLD SHORT
May 2007 U.S. Dollar Index
   Swap, Terminating 05/22/07*
   (Notional Market
   Value $291,380,551)                              3,523,970   $     4,255,251
                                                                ===============

*     PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2007.


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 123

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
  U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 81.3%
Fannie Mae*
   5.13% due 04/11/07                           $  50,000,000   $    49,935,875
   5.13% due 04/18/07                              50,000,000        49,886,111
   5.11% due 04/02/07                              25,000,000        25,000,000
   5.10% due 06/08/07                              25,000,000        24,762,708
   5.08% due 09/21/07                              25,000,000        24,393,222
Farmer Mac*
   5.11% due 04/27/07                              50,000,000        49,822,743
   5.13% due 04/12/07                              35,000,000        34,950,125
   5.12% due 04/16/07                              35,000,000        34,930,311
   5.13% due 04/05/07                              25,000,000        24,989,312
   5.13% due 06/21/07                              25,000,000        24,715,278
Federal Farm Credit Bank*
   5.08% due 05/08/07                              50,000,000        49,746,000
   5.13% due 04/20/07                              40,000,000        39,897,400
   5.11% due 06/12/07                              25,000,000        24,748,049
   5.09% due 07/17/07                              25,000,000        24,625,319
Federal Home Loan Bank*
   5.13% due 05/09/07                              50,000,000        49,736,632
   5.12% due 05/11/07                              50,000,000        49,722,667
   5.12% due 04/13/07                              25,000,000        24,960,889
   5.13% due 04/18/07                              25,000,000        24,943,000
   5.15% due 04/20/07                              25,000,000        24,935,625
   5.14% due 04/25/07                              25,000,000        24,917,983
   5.16% due 04/25/07                              25,000,000        24,917,583
   5.16% due 04/27/07                              25,000,000        24,910,417
   5.14% due 05/16/07                              25,000,000        24,843,097
   5.10% due 06/04/07                              25,000,000        24,776,875
   5.10% due 06/18/07                              25,000,000        24,727,292
   5.10% due 07/18/07                              25,000,000        24,621,042
Freddie Mac*
   5.13% due 04/23/07+                             50,000,000        49,850,521
   5.09% due 05/14/07+                             50,000,000        49,703,083
   5.12% due 06/11/07                              50,000,000        49,502,222
   5.02% due 11/30/07                              50,000,000        48,312,722
   5.08% due 04/24/07                              25,000,000        24,922,465
   5.15% due 05/21/07                              25,000,000        24,824,757
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,077,531,325)                                          1,077,531,325
                                                                ---------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 20.5%
Repurchase Agreement (Note 6)
   Mizuho Financial Group, Inc.
     issued 03/30/07 at 5.09%
     due 04/02/07                               $  41,936,626   $    41,936,626
   Credit Suisse Group
     issued 03/30/07 at 5.09%
     due 04/02/07                                      64,646            64,646
   Lehman Brothers Holdings, Inc.
     issued 03/30/07 at 5.06%
     due 04/02/07                                 168,830,728       168,830,728
   Bear Stearns Cos., Inc.
     issued 03/30/07 at 5.05%
     due 04/02/07                                  45,749,046        45,749,046
   Morgan Stanley
     issued 03/30/07 at 5.05%
     due 04/02/07                                  15,249,682        15,249,682
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $271,830,728)                                              271,830,728
                                                                ---------------
SECURITIES LENDING COLLATERAL 7.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             101,375,000       101,375,000
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $101,375,000)                                              101,375,000
                                                                ---------------
TOTAL INVESTMENTS 109.4%
   (Cost $1,450,737,053)                                        $ 1,450,737,053
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (9.4)%                                        $  (125,126,835)
                                                                ===============
NET ASSETS - 100.0%                                             $ 1,325,610,218

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
      9.


124 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which is the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 125

                               [GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                         INVERSE
                                                                        NOVA           S&P 500           S&P 500               OTC
                                                                        FUND              FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 9)                    $            --   $     6,065,033   $            --   $   787,419,662
Repurchase Agreements* (Note 6)                                           --         4,289,255                --        25,475,937
Investments in Master Portfolio** (Note 3)                       208,330,750                --       370,056,560                --
Segregated Cash with Broker                                               --            53,214                --           845,000
Receivable for Equity Index Swap Settlement (Note 1)                      --             2,278                --             2,155
Receivable for Futures Contracts Settlement (Note 1)                      --                --                --                --
Receivable for Securities Sold (Note 1)                                   --             1,964           355,163                --
Receivable for Fund Shares Sold                                    4,128,274           125,237         1,057,917           801,490
Investment Income Receivable (Note 1)                                     --            10,406                --           120,880
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  212,459,024        10,547,387       371,469,640       814,665,124
===================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                         --             3,402                --            42,691
Payable for Futures Contracts Settlement (Note 1)                         --               950                --            75,252
Payable upon Return of Securities Loaned (Note 9)                         --                --                --       154,266,009
Payable for Securities Purchased (Note 1)                          3,369,058             1,909                --                --
Payable for Fund Shares Redeemed                                     759,216           117,531         1,413,080           602,545
Investment Advisory Fees Payable (Note 4)                                 --             5,441                --           424,781
Transfer Agent and Administrative Fees Payable (Note 4)               44,694             1,814            83,453           141,594
Distribution and Service Fees Payable (Note 4)                        19,635             1,043            16,756             4,668
Portfolio Accounting Fees Payable (Note 4)                            17,878               726            30,515            44,757
Custody Fees Payable                                                      --               188                --            14,725
Cash Due to Custodian Bank                                                --                --                --                --
Dividends Payable                                                         --                --                --                --
Other Liabilities                                                    102,354             6,292            83,409           236,916
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                               4,312,835           139,296         1,627,213       155,853,938
===================================================================================================================================
NET ASSETS                                                   $   208,146,189   $    10,408,091   $   369,842,427   $   658,811,186
===================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   195,120,408   $     9,870,686   $   383,433,623   $ 1,152,563,300
Undistributed Net Investment Income (Loss)                         2,917,514                --         7,149,352                --
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                              --           (22,725)               --      (775,417,344)
Net Unrealized Appreciation (Depreciation) on Investments,
   Options, and Futures Contracts                                 10,108,267           560,130       (20,740,548)      281,665,230
===================================================================================================================================
NET ASSETS                                                   $   208,146,189   $    10,408,091   $   369,842,427   $   658,811,186
===================================================================================================================================
   Investor Class                                            $   113,194,601               N/A   $   293,092,202   $   635,744,212
   Advisor Class                                                  36,440,934               N/A        22,711,574         9,349,303
   A-Class                                                        15,585,975   $     2,063,332        11,387,969         3,685,642
   C-Class                                                        42,924,679         1,970,555        42,650,682        10,032,029
   H-Class                                                               N/A         6,374,204               N/A               N/A
SHARES OUTSTANDING
   Investor Class                                                  3,660,837               N/A        38,713,560        53,948,459
   Advisor Class                                                   1,237,778               N/A         3,156,334           830,395
   A-Class                                                           525,275            75,530         1,577,459           324,514
   C-Class                                                         1,484,999            72,584         6,009,851           910,223
   H-Class                                                               N/A           233,429               N/A               N/A
NET ASSET VALUES
   Investor Class                                            $         30.92               N/A   $          7.57   $         11.78
   Advisor Class                                                       29.44               N/A              7.20             11.26
   A-Class                                                             29.67   $         27.32              7.22             11.36
   A-Class Maximum Offering Price***                                   31.15             28.68              7.58             11.93
   C-Class                                                             28.91             27.15              7.10             11.02
   H-Class                                                               N/A             27.31               N/A               N/A

  * THE COST OF INVESTMENTS, INCLUDING REPURCHASE AGREEMENTS, IS $0, $9,794,901, $0, $531,211,623, $0, $48,395,907, $16,672,056, $68,673,874,
      $13,846,929, $65,570,271, $78,977,821, AND $0, RESPECTIVELY.

 ** THE COST OF INVESTMENTS IN MASTER PORTFOLIO IS $198,222,483, $0, $390,797,108, $0, $137,798,602, $0, $0, $0, $0, $0, $0, AND $608,334,188,
      RESPECTIVELY.

*** NET ASSET VALUE ADJUSTED FOR THE MAXIMUM SALES CHARGE OF 4.75% OF OFFERING PRICE.


126 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

                                                                  March 31, 2007
--------------------------------------------------------------------------------

                                                                     INVERSE           MID-CAP           INVERSE   RUSSELL 2000(R)
                                                                         OTC         ADVANTAGE           MID-CAP         ADVANTAGE
                                                                        FUND              FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 9)                    $            --   $    45,553,679   $            --   $    51,776,857
Repurchase Agreements* (Note 6)                                           --         7,261,660        16,672,056        25,243,143
Investments in Master Portfolio** (Note 3)                       138,085,708                --                --                --
Segregated Cash with Broker                                               --           864,000           141,000           320,000
Receivable for Equity Index Swap Settlement (Note 1)                      --                --            32,580            19,184
Receivable for Futures Contracts Settlement (Note 1)                      --            46,080                --            11,000
Receivable for Securities Sold (Note 1)                               72,332            84,548                --                --
Receivable for Fund Shares Sold                                      465,229         2,528,567                --         2,667,057
Investment Income Receivable (Note 1)                                     --            24,070             7,040            59,508
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  138,623,269        56,362,604        16,852,676        80,096,749
===================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                         --           946,171                --         2,643,153
Payable for Futures Contracts Settlement (Note 1)                         --                --             7,520                --
Payable upon Return of Securities Loaned (Note 9)                         --         8,981,846                --         8,169,718
Payable for Securities Purchased (Note 1)                                 --                --                --                --
Payable for Fund Shares Redeemed                                     537,560         1,516,100            10,711           375,455
Investment Advisory Fees Payable (Note 4)                                 --            36,216             9,896            53,588
Transfer Agent and Administrative Fees Payable (Note 4)               31,635            10,060             2,749            14,886
Distribution and Service Fees Payable (Note 4)                         7,381             7,346             1,239             9,551
Portfolio Accounting Fees Payable (Note 4)                            12,654             4,024             1,100             5,954
Custody Fees Payable                                                      --             1,046               285             1,548
Cash Due to Custodian Bank                                                --                --                --               446
Dividends Payable                                                         --                --                --                --
Other Liabilities                                                     62,304            24,011             9,766            43,445
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 651,534        11,526,820            43,266        11,317,744
===================================================================================================================================
NET ASSETS                                                   $   137,971,735   $    44,835,784   $    16,809,410   $    68,779,005
===================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   136,580,812   $    41,477,831   $    22,914,085   $    64,206,025
Undistributed Net Investment Income (Loss)                         1,103,817                --            65,781           105,309
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                              --        (1,562,541)       (6,189,313)       (3,373,000)
Net Unrealized Appreciation (Depreciation) on
   Investments, Options, and Futures Contracts                       287,106         4,920,494            18,857         7,840,671
===================================================================================================================================
NET ASSETS                                                   $   137,971,735   $    44,835,784   $    16,809,410   $    68,779,005
===================================================================================================================================
   Investor Class                                            $   104,616,707               N/A               N/A               N/A
   Advisor Class                                                  11,435,720               N/A               N/A               N/A
   A-Class                                                         4,085,675   $     2,805,958   $       477,448   $     5,975,851
   C-Class                                                        17,833,633        17,111,682           800,551        19,942,234
   H-Class                                                               N/A        24,918,144        15,531,411        42,860,920
SHARES OUTSTANDING
   Investor Class                                                  4,827,233               N/A               N/A               N/A
   Advisor Class                                                     537,288               N/A               N/A               N/A
   A-Class                                                           190,679            67,521            14,136           160,482
   C-Class                                                           879,845           429,696            24,339           561,546
   H-Class                                                               N/A           599,351           459,800         1,151,435
NET ASSET VALUES
   Investor Class                                            $         21.67               N/A               N/A               N/A
   Advisor Class                                                       21.28               N/A               N/A               N/A
   A-Class                                                             21.43   $         41.56   $         33.78   $         37.24
   A-Class Maximum Offering Price***                                   22.50             43.63             35.46             39.10
   C-Class                                                             20.27             39.82             32.89             35.51
   H-Class                                                               N/A             41.58             33.78             37.22

                                                                                                      GOVERNMENT           INVERSE
                                                                                       INVERSE         LONG BOND        GOVERNMENT
                                                             RUSSELL 2000(R)   RUSSELL 2000(R)         ADVANTAGE         LONG BOND
                                                                        FUND              FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 9)                    $     6,608,719   $            --   $    74,598,975   $            --
Repurchase Agreements* (Note 6)                                    7,625,148        65,570,271         3,687,431                --
Investments in Master Portfolio** (Note 3)                                --                --                --       640,282,531
Segregated Cash with Broker                                          147,200         1,516,800           308,000                --
Receivable for Equity Index Swap Settlement (Note 1)                   1,424           749,325                --                --
Receivable for Futures Contracts Settlement (Note 1)                   5,060            32,000            16,500                --
Receivable for Securities Sold (Note 1)                                   --                --         3,949,278                --
Receivable for Fund Shares Sold                                      167,814            23,998         1,194,446         5,448,988
Investment Income Receivable (Note 1)                                  6,982            27,687           458,687                --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                   14,562,347        67,920,081        84,213,317       645,731,519
===================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                     79,913                --                --                --
Payable for Futures Contracts Settlement (Note 1)                         --            53,957            74,249                --
Payable upon Return of Securities Loaned (Note 9)                         --                --                --                --
Payable for Securities Purchased (Note 1)                                 --                --                --         4,290,146
Payable for Fund Shares Redeemed                                     209,256           644,819         5,257,077         1,158,842
Investment Advisory Fees Payable (Note 4)                              4,352            67,349            39,857                --
Transfer Agent and Administrative Fees Payable (Note 4)                1,451            18,708            15,943           138,157
Distribution and Service Fees Payable (Note 4)                           940             7,457             8,466            75,112
Portfolio Accounting Fees Payable (Note 4)                               580             7,483             7,971            44,070
Custody Fees Payable                                                     151             1,946             2,072                --
Cash Due to Custodian Bank                                                --                --                --                --
Dividends Payable                                                         --                --            25,457                --
Other Liabilities                                                      3,778            39,826            51,285           344,117
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 300,421           841,545         5,482,377         6,050,444
===================================================================================================================================
NET ASSETS                                                   $    14,261,926   $    67,078,536   $    78,730,940   $   639,681,075
===================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $    14,216,360   $   101,941,707   $    86,758,862   $   603,072,189
Undistributed Net Investment Income (Loss)                            34,161           550,346           183,622         4,660,543
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                        (397,406)      (35,718,167)       (7,463,475)               --
Net Unrealized Appreciation (Depreciation) on
   Investments, Options, and Futures Contracts                       408,811           304,650          (748,069)       31,948,343
===================================================================================================================================
NET ASSETS                                                   $    14,261,926   $    67,078,536   $    78,730,940   $   639,681,075
===================================================================================================================================
   Investor Class                                                        N/A               N/A   $    40,815,785   $   313,117,418
   Advisor Class                                                         N/A               N/A        10,815,493        43,782,472
   A-Class                                                   $       274,968   $     9,904,908        11,459,669        69,605,931
   C-Class                                                           738,712         8,455,328        15,639,993       213,175,254
   H-Class                                                        13,248,246        48,718,300               N/A               N/A
SHARES OUTSTANDING
   Investor Class                                                        N/A               N/A         3,853,537        16,162,532
   Advisor Class                                                         N/A               N/A         1,026,605         2,302,747
   A-Class                                                             9,949           283,028         1,081,185         3,633,603
   C-Class                                                            26,880           247,396         1,477,180        11,672,096
   H-Class                                                           479,238         1,391,205               N/A               N/A
NET ASSET VALUES
   Investor Class                                                        N/A               N/A   $         10.59   $         19.37
   Advisor Class                                                         N/A               N/A             10.54             19.01
   A-Class                                                   $         27.64   $         35.00             10.60             19.16
   A-Class Maximum Offering Price***                                   29.02             36.75             11.13             20.12
   C-Class                                                             27.48             34.18             10.59             18.26
   H-Class                                                             27.64             35.02               N/A               N/A


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 127

                                [GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES  (CONCLUDED)
--------------------------------------------------------------------------------

                                                                    EUROPE           JAPAN       SMALL-CAP         MID-CAP
                                                                 ADVANTAGE       ADVANTAGE           VALUE           VALUE
                                                                      FUND            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 9)                    $  28,424,490   $          --   $  21,235,910   $ 116,299,786
Repurchase Agreements* (Note 6)                                 42,114,999      68,954,556          92,786         257,669
Segregated Cash with Broker                                             --       2,070,000              --              --
Receivable for Equity Index Swap Settlement (Note 1)             2,572,436              --              --              --
Receivable for Securities Sold (Note 1)                                 --              --         944,424              --
Receivable for Fund Shares Sold                                  8,271,450       1,714,976          49,327         390,643
Investment Income Receivable (Note 1)                              152,454          29,107          24,680          86,313
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 81,535,829      72,768,639      22,347,127     117,034,411
===========================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --       1,600,164              --              --
Payable for Futures Contracts Settlement (Note 1)                       --         175,125              --              --
Payable upon Return of Securities Loaned (Note 9)                       --              --       4,654,230      27,082,632
Payable for Securities Purchased (Note 1)                               --              --          86,052              --
Payable for Fund Shares Redeemed                                 3,083,085       1,112,806         897,436         260,207
Investment Advisory Fees Payable (Note 4)                           61,773          55,216          11,896          52,074
Transfer Agent and Administrative Fees Payable (Note 4)             17,159          15,338           3,965          17,358
Distribution and Service Fees Payable (Note 4)                       7,781           7,186           1,836           8,417
Portfolio Accounting Fees Payable (Note 4)                           6,864           6,135           1,586           6,943
Custody Fees Payable                                                 1,784           1,595             412           2,576
Cash Due to Custodian Bank                                              --              --              --              --
Dividends Payable                                                       --              --              --              --
Other Liabilities                                                   39,495          28,760          15,208          21,416
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             3,217,941       3,002,325       5,672,621      27,451,623
===========================================================================================================================
NET ASSETS                                                   $  78,317,888   $  69,766,314   $  16,674,506   $  89,582,788
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $  71,756,056   $  75,624,717   $  18,401,324   $  89,279,000
Undistributed Net Investment Income (Loss)                         744,936       2,447,038              --         276,950
Accumulated Net Realized Gain (Loss) on Investments,
  Equity/Currency Index Swaps, and Futures Contracts            (1,722,565)     (6,869,566)     (4,846,410)     (5,032,258)
Net Unrealized Appreciation (Depreciation) on Investments,
  Equity/Currency Index Swaps, and Futures Contracts             7,539,461      (1,435,875)      3,119,592       5,059,096
===========================================================================================================================
NET ASSETS                                                   $  78,317,888   $  69,766,314   $  16,674,506   $  89,582,788
===========================================================================================================================
   Investor Class                                                      N/A             N/A             N/A             N/A
   Advisor Class                                                       N/A             N/A             N/A             N/A
   A-Class                                                   $  10,891,826   $  11,259,147   $   3,928,843   $   4,743,950
   C-Class                                                       9,539,380       8,242,599       2,267,557       8,325,977
   H-Class                                                      57,886,682      50,264,568      10,478,106      76,512,861
SHARES OUTSTANDING
   Investor Class                                                      N/A             N/A             N/A             N/A
   Advisor Class                                                       N/A             N/A             N/A             N/A
   A-Class                                                         451,362         470,313         110,532         129,684
   C-Class                                                         415,044         365,760          65,393         232,879
   H-Class                                                       2,398,205       2,096,636         295,097       2,091,556
NET ASSET VALUES
   Investor Class                                                      N/A             N/A             N/A             N/A
   Advisor Class                                                       N/A             N/A             N/A             N/A
   A-Class                                                   $       24.13   $       23.94   $       35.54   $       36.58
   A-Class Maximum Offering Price**                                  25.33           25.13           37.31           38.40
   C-Class                                                           22.98           22.54           34.68           35.75
   H-Class                                                           24.14           23.97           35.51           36.58

 * THE COST OF INVESTMENTS, INCLUDING REPURCHASE AGREEMENTS, IS $65,244,766, $68,954,556, $18,209,104, $111,498,359, $236,320,587, $30,836,474,
      $17,396,827, $66,124,488, $14,949,301, $139,992,425, AND $1,450,737,053,
      RESPECTIVELY.

** NET ASSET VALUE ADJUSTED FOR THE MAXIMUM SALES CHARGE OF 4.75% OF OFFERING PRICE.


128 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

                                                                  March 31, 2007
--------------------------------------------------------------------------------

                                                                 LARGE-CAP       SMALL-CAP         MID-CAP       LARGE-CAP
                                                                     VALUE          GROWTH          GROWTH          GROWTH
                                                                      FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 9)                    $ 260,894,030   $  33,116,978   $  19,654,223   $  69,785,066
Repurchase Agreements* (Note 6)                                  1,120,629         172,506         108,155         441,878
Segregated Cash with Broker                                             --              --              --              --
Receivable for Equity Index Swap Settlement (Note 1)                    --              --              --              --
Receivable for Securities Sold (Note 1)                                 --              --              --              --
Receivable for Fund Shares Sold                                  1,273,893       1,311,879         940,371         545,016
Investment Income Receivable (Note 1)                              404,011           6,124           3,408          28,601
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                263,692,563      34,607,487      20,706,157      70,800,561
===========================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --              --              --              --
Payable for Futures Contracts Settlement (Note 1)                       --              --              --              --
Payable upon Return of Securities Loaned (Note 9)               51,207,864       6,158,898       3,912,010      14,465,300
Payable for Securities Purchased (Note 1)                          820,901       1,223,134         750,559         638,045
Payable for Fund Shares Redeemed                                   855,931          41,918         206,142         121,301
Investment Advisory Fees Payable (Note 4)                          131,218          11,671           9,236          33,448
Transfer Agent and Administrative Fees Payable (Note 4)             43,739           3,890           3,079          11,149
Distribution and Service Fees Payable (Note 4)                      20,331           3,425           2,340           5,062
Portfolio Accounting Fees Payable (Note 4)                          17,496           1,556           1,231           4,460
Custody Fees Payable                                                 4,627             731             734           1,192
Cash Due to Custodian Bank                                              --              --              --              --
Dividends Payable                                                       --              --              --              --
Other Liabilities                                                   85,504          13,111          12,913          15,947
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            53,187,611       7,458,334       4,898,244      15,295,904
===========================================================================================================================
NET ASSETS                                                   $ 210,504,952   $  27,149,153   $  15,807,913   $  55,504,657
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $ 192,238,643   $  29,541,426   $  14,928,943   $  55,002,290
Undistributed Net Investment Income (Loss)                         652,520              --              --              --
Accumulated Net Realized Gain (Loss) on Investments,
  Equity/Currency Index Swaps, and Futures Contracts            (8,080,283)     (4,845,283)     (1,486,581)     (3,600,089)
Net Unrealized Appreciation (Depreciation) on Investments,
  Equity/Currency Index Swaps, and Futures Contracts            25,694,072       2,453,010       2,365,551       4,102,456
===========================================================================================================================
NET ASSETS                                                   $ 210,504,952   $  27,149,153   $  15,807,913   $  55,504,657
===========================================================================================================================
   Investor Class                                                      N/A             N/A             N/A             N/A
   Advisor Class                                                       N/A             N/A             N/A             N/A
   A-Class                                                   $   5,348,283   $   1,408,154   $   2,777,143   $   2,674,650
   C-Class                                                      21,074,742       7,570,129       5,315,999       3,743,291
   H-Class                                                     184,081,927      18,170,870       7,714,771      49,086,716
SHARES OUTSTANDING
   Investor Class                                                      N/A             N/A             N/A             N/A
   Advisor Class                                                       N/A             N/A             N/A             N/A
   A-Class                                                         159,828          43,179          90,411          98,454
   C-Class                                                         644,784         237,017         177,154         140,871
   H-Class                                                       5,501,543         557,099         250,906       1,807,326
NET ASSET VALUES
   Investor Class                                                      N/A             N/A             N/A             N/A
   Advisor Class                                                       N/A             N/A             N/A             N/A
   A-Class                                                   $       33.46   $       32.61   $       30.72   $       27.17
   A-Class Maximum Offering Price**                                  35.13           34.24           32.25           28.52
   C-Class                                                           32.68           31.94           30.01           26.57
   H-Class                                                           33.46           32.62           30.75           27.16

                                                                   DYNAMIC         DYNAMIC              U.S.
                                                             STRENGTHENING       WEAKENING        GOVERNMENT
                                                                    DOLLAR          DOLLAR      MONEY MARKET
                                                                      FUND            FUND              FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 9)                    $         --    $          --   $ 1,178,906,325
Repurchase Agreements* (Note 6)                                 14,949,301     139,992,425       271,830,728
Segregated Cash with Broker                                             --              --                --
Receivable for Equity Index Swap Settlement (Note 1)                    --       4,350,561                --
Receivable for Securities Sold (Note 1)                                 --              --                --
Receivable for Fund Shares Sold                                    251,395       2,228,943        51,352,835
Investment Income Receivable (Note 1)                                6,320          59,190           118,416
-------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 15,207,016     146,631,119     1,502,208,304
=============================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                  376,297              --                --
Payable for Futures Contracts Settlement (Note 1)                       --              --                --
Payable upon Return of Securities Loaned (Note 9)                       --              --       101,375,000
Payable for Securities Purchased (Note 1)                               --              --                --
Payable for Fund Shares Redeemed                                   122,144         252,489        73,513,304
Investment Advisory Fees Payable (Note 4)                            9,937         113,258           582,828
Transfer Agent and Administrative Fees Payable (Note 4)              2,760          31,460           233,131
Distribution and Service Fees Payable (Note 4)                       1,626          14,078            66,004
Portfolio Accounting Fees Payable (Note 4)                           1,104          12,584            64,559
Custody Fees Payable                                                   287           3,272            30,307
Cash Due to Custodian Bank                                              --              --             2,062
Dividends Payable                                                       --              --           110,046
Other Liabilities                                                    8,999          61,497           620,845
-------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                               523,154         488,638       176,598,086
=============================================================================================================
NET ASSETS                                                   $  14,683,862   $ 146,142,481   $ 1,325,610,218
=============================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $  15,295,829   $ 141,839,921   $ 1,326,102,568
Undistributed Net Investment Income (Loss)                        (338,691)         47,308           (20,990)
Accumulated Net Realized Gain (Loss) on Investments,
  Equity/Currency Index Swaps, and Futures Contracts               (27,521)              1          (471,360)
Net Unrealized Appreciation (Depreciation) on Investments,
  Equity/Currency Index Swaps, and Futures Contracts              (245,755)      4,255,251                --
=============================================================================================================
NET ASSETS                                                   $  14,683,862   $ 146,142,481   $ 1,325,610,218
=============================================================================================================
   Investor Class                                                      N/A             N/A   $   982,347,325
   Advisor Class                                                       N/A             N/A       204,068,336
   A-Class                                                   $     107,590   $  21,502,035        18,779,104
   C-Class                                                       2,630,451      14,160,230       120,415,453
   H-Class                                                      11,945,821     110,480,216               N/A
SHARES OUTSTANDING
   Investor Class                                                      N/A             N/A       982,779,856
   Advisor Class                                                       N/A             N/A       204,324,666
   A-Class                                                           4,244         821,260        18,779,181
   C-Class                                                         105,248         548,564       120,415,483
   H-Class                                                         471,681       4,220,446               N/A
=============================================================================================================
NET ASSET VALUES
=============================================================================================================
   Investor Class                                                      N/A             N/A   $          1.00
   Advisor Class                                                       N/A             N/A              1.00
   A-Class                                                   $       25.35   $       26.18              1.00
   A-Class Maximum Offering Price**                                  26.61           27.49              1.00
   C-Class                                                           24.99           25.81              1.00
   H-Class                                                           25.33           26.18               N/A


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 129

                                [GRAPHIC OMITTED]
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                     INVERSE
                                                                      NOVA         S&P 500           S&P 500             OTC
                                                                      FUND            FUND***           FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $          --   $     239,261     $          --   $   1,012,254
Income from Securities Lending, net (Note 9)                            --              --                --         233,161
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --         109,187                --       3,723,808
Other Income                                                            --              --                --              --
-----------------------------------------------------------------------------------------------------------------------------
   Total Income                                                         --         348,448                --       4,969,223
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                       --          90,508                --       5,348,630
Transfer Agent and Administrative Fees (Note 4)                    572,813          30,169         1,169,307       1,782,877
Distribution & Service Fees (Note 4):
   Advisor Class                                                   219,037              --           193,487          99,982
   A-Class                                                          44,272           2,165            33,088           6,843
   C-Class                                                         440,615          15,891           459,255         120,998
   H-Class                                                              --          24,031                --              --
Portfolio Accounting Fees (Note 4)                                 227,366          12,068           403,674         541,188
Registration Fees                                                  110,214           3,767           168,619         321,908
Trustees' Fees**                                                    16,241             619            34,321          53,165
Custody Fees                                                            --           5,081                --         176,341
Miscellaneous                                                      184,855          12,506           287,740         479,048
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                1,815,413         196,805         2,749,491       8,930,980
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    (1,815,413)        151,643        (2,749,491)     (3,961,757)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           29,953,138          84,453       (20,879,523)    102,909,474
Equity Index Swaps                                                      --         456,161                --        (205,932)
Futures Contracts                                                       --         248,180                --         577,210
-----------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               29,953,138         788,794       (20,879,523)    103,280,752
-----------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           (3,327,070)        559,387        (2,629,540)    (76,161,665)
Equity Index Swaps                                                      --          (1,735)               --         (92,970)
Futures Contracts                                                       --           2,478                --          37,532
-----------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            (3,327,070)        560,130        (2,629,540)    (76,217,103)
-----------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  26,626,068       1,348,924       (23,509,063)     27,063,649
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $  24,810,655   $   1,500,567     $ (26,258,554)  $  23,101,892
=============================================================================================================================

  *   FOREIGN TAX WITHHELD OF $0, $0, $0, $24,632, $0, $0, $0, $678, $31, $0,
      $0, AND $0, RESPECTIVELY.

 **   RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.

***   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.


130 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

                                                       Year Ended March 31, 2007
--------------------------------------------------------------------------------


                                                                   INVERSE         MID-CAP         INVERSE   RUSSELL 2000(R)
                                                                       OTC       ADVANTAGE         MID-CAP         ADVANTAGE
                                                                      FUND            FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $          --   $     552,348   $   1,548,159   $     1,182,346
Income from Securities Lending, net (Note 9)                            --           9,871              --            52,278
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --         500,842              --           829,286
Other Income                                                           960              --              --                --
-----------------------------------------------------------------------------------------------------------------------------
   Total Income                                                        960       1,063,061       1,548,159         2,063,910
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                       --         525,676         268,708           960,601
Transfer Agent and Administrative Fees (Note 4)                    445,126         146,021          74,641           266,834
Distribution & Service Fees (Note 4):
   Advisor Class                                                    74,306              --              --                --
   A-Class                                                          10,396           8,845           2,011            13,730
   C-Class                                                         177,866         206,504          12,007           243,222
   H-Class                                                              --          85,550          69,629           192,298
Portfolio Accounting Fees (Note 4)                                 177,663          58,408          29,856           106,733
Registration Fees                                                   77,761          31,342          12,442            60,264
Trustees' Fees**                                                    13,276           4,558           2,230             8,444
Custody Fees                                                            --          20,196           7,126            26,319
Miscellaneous                                                      150,338          44,654          26,397            80,156
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                1,126,732       1,131,754         505,047         1,958,601
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    (1,125,772)        (68,693)      1,043,112           105,309
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           (1,889,091)      4,057,826              --        15,778,341
Equity Index Swaps                                                      --      (1,602,654)     (1,161,043)       (2,554,139)
Futures Contracts                                                       --        (816,933)     (1,996,475)       (4,923,921)
-----------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               (1,889,091)      1,638,239      (3,157,518)        8,300,281
-----------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            3,793,109      (3,458,279)             --       (16,392,652)
Equity Index Swaps                                                      --        (412,243)        243,409        (2,649,311)
Futures Contracts                                                       --        (133,743)         47,668        (2,796,234)
-----------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             3,793,109      (4,004,265)        291,077       (21,838,197)
-----------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   1,904,018      (2,366,026)     (2,866,441)      (13,537,916)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $     778,246   $  (2,434,719)  $  (1,823,329)  $   (13,432,607)
=============================================================================================================================

                                                                                                      GOVERNMENT         INVERSE
                                                                                         INVERSE       LONG BOND      GOVERNMENT
                                                             RUSSELL 2000(R)     RUSSELL 2000(R)       ADVANTAGE       LONG BOND
                                                                        FUND***             FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $       201,140     $     6,020,964   $   5,526,953   $          --
Income from Securities Lending, net (Note 9)                              --                  --              --              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                      45,300                  --              --              --
Other Income                                                              --                  --              --             931
---------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                      246,440           6,020,964       5,526,953             931
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                     60,560           1,033,413         563,994              --
Transfer Agent and Administrative Fees (Note 4)                       20,187             287,059         225,598       2,578,030
Distribution & Service Fees (Note 4):
   Advisor Class                                                          --                  --         149,084         312,661
   A-Class                                                               345              38,847          21,024         246,078
   C-Class                                                            13,784             115,423         118,464       3,486,307
   H-Class                                                            16,395             219,357              --              --
Portfolio Accounting Fees (Note 4)                                     8,075             114,824         112,799         642,519
Registration Fees                                                      2,397              43,737          52,999         546,004
Trustees' Fees**                                                         418               7,921           7,905          83,063
Custody Fees                                                           2,058              27,586          27,926              --
Miscellaneous                                                          8,625             101,871         100,450         693,069
---------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                    132,844           1,990,038       1,380,243       8,587,731
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         113,596           4,030,926       4,146,710      (8,586,800)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               (123,067)                 --       4,968,484      10,704,439
Equity Index Swaps                                                  (254,702)        (13,155,094)             --              --
Futures Contracts                                                    (19,637)         (4,692,686)      2,068,207              --
---------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                   (397,406)        (17,847,780)      7,036,691      10,704,439
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                386,938                  --         526,947      12,883,017
Equity Index Swaps                                                    23,714           3,068,791              --              --
Futures Contracts                                                     (1,841)           (706,114)        205,824              --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                 408,811           2,362,677         732,771      12,883,017
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                        11,405         (15,485,103)      7,769,462      23,587,456
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $       125,001     $   (11,454,177)  $  11,916,172   $  15,000,656
=================================================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 131

                                [GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS  (CONCLUDED)
--------------------------------------------------------------------------------

                                                                             EUROPE           JAPAN       SMALL-CAP         MID-CAP
                                                                          ADVANTAGE       ADVANTAGE           VALUE           VALUE
                                                                               FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                     $   2,116,029   $   3,810,071   $      11,536   $      11,349
Income from Securities Lending, net (Note 9)                                     --              --          48,464          16,287
Dividends, Net of Foreign Tax Withheld* (Note 1)                          1,673,136              --         718,014       1,215,601
Other Income                                                                    115              --             151              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                           3,789,280       3,810,071         778,165       1,243,237
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                           796,962         700,396         288,899         326,530
Transfer Agent and Administrative Fees (Note 4)                             221,379         194,554          96,300         108,843
Distribution & Service Fees (Note 4):
   Advisor Class                                                                 --              --              --              --
   A-Class                                                                   13,852          16,556           3,993           4,726
   C-Class                                                                  102,152          98,004          89,479          58,816
   H-Class                                                                  181,989         153,498          69,937          89,413
Portfolio Accounting Fees (Note 4)                                           88,551          77,822          38,520          43,537
Registration Fees                                                            38,224          41,479          26,064          20,672
Trustees' Fees**                                                              4,954           6,161           3,541           3,114
Custody Fees                                                                 21,570          18,877          12,623          15,019
Miscellaneous                                                                75,788          55,688          24,290          37,723
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         1,545,421       1,363,035         653,646         708,393
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                              2,243,859       2,447,036         124,519         534,844
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                     2,872,887              --       4,854,335       2,957,609
Equity/Currency Index Swaps                                               2,908,873      (2,623,362)             --              --
Futures Contracts                                                                --      (2,684,738)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                         5,781,760      (5,308,100)      4,854,335       2,957,609
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                       834,612              --      (9,121,442)       (794,129)
Equity/Currency Index Swaps                                               1,976,158      (5,379,968)             --              --
Futures Contracts                                                                --      (1,591,797)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                      2,810,770      (6,971,765)     (9,121,442)       (794,129)
------------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                            8,592,530     (12,279,865)     (4,267,107)      2,163,480
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                 $  10,836,389   $  (9,832,829)  $  (4,142,588)  $   2,698,324
====================================================================================================================================

 *    FOREIGN TAX WITHHELD OF $180,104, $0, $496, $0, $0, $0, $0, $0, $0, $0 AND
      $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


132 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

                                                       Year Ended March 31, 2007
--------------------------------------------------------------------------------

                                                                          LARGE-CAP       SMALL-CAP         MID-CAP       LARGE-CAP
                                                                              VALUE          GROWTH          GROWTH          GROWTH
                                                                               FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                     $      44,671   $      11,181   $       8,351   $      11,574
Income from Securities Lending, net (Note 9)                                 44,218          62,133          10,877           6,258
Dividends, Net of Foreign Tax Withheld* (Note 1)                          4,467,924          77,066         186,862         343,868
Other Income                                                                     --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                           4,556,813         150,380         206,090         361,700
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                         1,298,799         234,482         201,402         282,005
Transfer Agent and Administrative Fees (Note 4)                             432,933          78,161          67,134          94,002
Distribution & Service Fees (Note 4):
   Advisor Class                                                                 --              --              --              --
   A-Class                                                                    4,941           2,255           4,101           3,540
   C-Class                                                                  115,503          38,252          23,493          69,264
   H-Class                                                                  399,116          66,343          57,160          73,145
Portfolio Accounting Fees (Note 4)                                          172,985          31,264          26,854          37,601
Registration Fees                                                            60,573          18,428          21,507          16,119
Trustees' Fees**                                                             10,162           2,457           2,650           2,479
Custody Fees                                                                 44,730           9,666           7,735          10,306
Miscellaneous                                                               164,676          27,182          13,831          35,081
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         2,704,418         508,490         425,867         623,542
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                              1,852,395        (358,110)       (219,777)       (261,842)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                     4,936,652       3,923,577       6,127,485       1,101,463
Equity/Currency Index Swaps                                                      --              --              --              --
Futures Contracts                                                                --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                         4,936,652       3,923,577       6,127,485       1,101,463
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                    20,864,675      (5,584,395)     (6,499,282)      2,011,772
Equity/Currency Index Swaps                                                      --              --              --              --
Futures Contracts                                                                --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                     20,864,675      (5,584,395)     (6,499,282)      2,011,772
------------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                           25,801,327      (1,660,818)       (371,797)      3,113,235
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                 $  27,653,722   $  (2,018,928)  $    (591,574)  $   2,851,393
====================================================================================================================================

                                                                                            DYNAMIC         DYNAMIC            U.S.
                                                                                      STRENGTHENING       WEAKENING      GOVERNMENT
                                                                                             DOLLAR          DOLLAR    MONEY MARKET
                                                                                               FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                                     $   1,126,774   $   7,614,581   $  67,827,306
Income from Securities Lending, net (Note 9)                                                     --              --          39,736
Dividends, Net of Foreign Tax Withheld* (Note 1)                                                 --              --              --
Other Income                                                                                     --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                                           1,126,774       7,614,581      67,867,042
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                                           197,221       1,300,330       6,601,467
Transfer Agent and Administrative Fees (Note 4)                                              54,784         361,203       2,640,587
Distribution & Service Fees (Note 4):
   Advisor Class                                                                                 --              --         914,889
   A-Class                                                                                      653          31,546          37,781
   C-Class                                                                                   23,161         110,290       1,296,958
   H-Class                                                                                   48,340         302,084              --
Portfolio Accounting Fees (Note 4)                                                           21,913         144,481         732,665
Registration Fees                                                                             8,713          49,235         631,627
Trustees' Fees**                                                                              1,488           8,645          94,583
Custody Fees                                                                                  5,293          35,057         322,663
Miscellaneous                                                                                19,775         132,229       1,181,269
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                           381,341       2,475,100      14,454,489
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                                745,433       5,139,481      53,412,553
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                                            --              --              --
Equity/Currency Index Swaps                                                              (1,590,306)      4,158,432              --
Futures Contracts                                                                           (25,796)        100,228              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                                        (1,616,102)      4,258,660              --
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                                            --              --              --
Equity/Currency Index Swaps                                                                (369,590)      2,359,949              --
Futures Contracts                                                                             4,352         (15,007)             --
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                                       (365,238)      2,344,942              --
------------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                                           (1,981,340)      6,603,602              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                 $  (1,235,907)  $  11,743,083   $  53,412,553
====================================================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 133

                                [GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               NOVA FUND               S&P 500 FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             YEAR             YEAR             YEAR
                                                                                            ENDED            ENDED            ENDED
                                                                                        MARCH 31,        MARCH 31,        MARCH 31,
                                                                                             2007             2006             2007*
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                                        $  (1,815,413)   $  (2,182,869)   $     151,643
Net Realized Gain (Loss) on Investments                                                29,953,138       28,284,949          788,794
Net Change in Unrealized Appreciation (Depreciation) on Investments                    (3,327,070)      12,837,485          560,130
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                                  24,810,655       38,939,565        1,500,567
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                                      (9,646,201)      (5,878,827)              --
   Advisor Class                                                                       (4,140,935)      (1,716,091)              --
   A-Class                                                                               (896,227)      (1,004,034)          (5,936)
   C-Class                                                                             (3,094,762)      (1,703,672)          (3,109)
   H-Class                                                                                     --               --          (72,955)
Realized Gain on Investments
   A-Class                                                                                     --               --          (22,805)
   C-Class                                                                                     --               --          (11,942)
   H-Class                                                                                     --               --         (280,258)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                                   (17,778,125)     (10,302,624)        (397,005)
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                                     353,358,723      736,237,994               --
   Advisor Class                                                                      189,464,156      276,701,402               --
   A-Class                                                                             18,039,665       33,284,583        4,535,678
   C-Class                                                                             59,036,397       72,463,609       25,274,285
   H-Class                                                                                     --               --       92,864,595
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                                       9,235,931        5,560,691               --
   Advisor Class                                                                        4,100,656        1,694,759               --
   A-Class                                                                                727,014          807,597           26,011
   C-Class                                                                              2,866,432        1,595,196           15,050
   H-Class                                                                                     --               --          352,835
COST OF SHARES REDEEMED
   Investor Class                                                                    (391,470,378)    (793,440,174)              --
   Advisor Class                                                                     (199,644,131)    (294,779,541)              --
   A-Class                                                                            (33,702,444)     (25,982,121)      (2,574,039)
   C-Class                                                                            (71,132,598)     (78,156,275)     (23,636,531)
   H-Class                                                                                     --               --      (87,553,355)
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (59,120,577)     (64,012,280)       9,304,529
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                                 (52,088,047)     (35,375,339)      10,408,091
NET ASSETS--BEGINNING OF PERIOD                                                       260,234,236      295,609,575               --
====================================================================================================================================
NET ASSETS--END OF PERIOD                                                           $ 208,146,189    $ 260,234,236    $  10,408,091
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD                           $   2,917,514    $   7,211,676    $          --
====================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006


134 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                               INVERSE
                                                                             S&P 500 FUND                       OTC FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR            YEAR            YEAR              YEAR
                                                                            ENDED           ENDED           ENDED             ENDED
                                                                        MARCH 31,       MARCH 31,       MARCH 31,         MARCH 31,
                                                                             2007            2006            2007              2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                        $  (2,749,491)  $  (2,682,013)  $  (3,961,757)  $    (5,075,913)
Net Realized Gain (Loss) on Investments                               (20,879,523)    (21,038,614)    103,280,752       104,428,478
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                         (2,629,540)     (8,192,929)    (76,217,103)       25,826,165
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                 (26,258,554)    (31,913,556)     23,101,892       125,178,730
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                      (7,828,638)     (5,250,255)             --        (3,192,385)
   Advisor Class                                                         (674,044)       (572,209)             --           (69,604)
   A-Class                                                               (377,469)       (144,298)             --            (8,523)
   C-Class                                                             (1,381,899)       (636,915)             --           (69,305)
   H-Class                                                                     --              --              --                --
Realized Gain on Investments
   A-Class                                                                     --              --              --                --
   C-Class                                                                     --              --              --                --
   H-Class                                                                     --              --              --                --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                   (10,262,050)     (6,603,677)             --        (3,339,817)
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                     819,691,781     845,995,157     678,943,078     1,115,530,088
   Advisor Class                                                      122,457,302     192,242,268     211,259,433       234,138,125
   A-Class                                                             28,384,813      19,132,752       6,946,275         2,766,322
   C-Class                                                             70,006,059      75,508,695      60,118,990        69,549,300
   H-Class                                                                     --              --              --                --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                       6,946,836       4,196,538              --         3,083,904
   Advisor Class                                                          613,474         500,635              --            63,938
   A-Class                                                                353,891         116,511              --             8,454
   C-Class                                                              1,231,276         557,818              --            64,916
   H-Class                                                                     --              --              --                --
COST OF SHARES REDEEMED
   Investor Class                                                    (835,174,645)   (816,851,107)   (959,081,671)   (1,144,096,335)
   Advisor Class                                                     (142,963,079)   (184,556,305)   (230,490,040)     (228,278,778)
   A-Class                                                            (24,729,395)    (16,679,580)     (5,732,055)       (2,355,979)
   C-Class                                                            (63,649,348)    (76,581,732)    (68,580,358)      (67,299,316)
   H-Class                                                                     --              --              --                --
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS         (16,831,035)     43,581,650    (306,616,348)      (16,825,361)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                 (53,351,639)      5,064,417    (283,514,456)      105,013,552
NET ASSETS--BEGINNING OF PERIOD                                       423,194,066     418,129,649     942,325,642       837,312,090
====================================================================================================================================
NET ASSETS--END OF PERIOD                                           $ 369,842,427   $ 423,194,066   $ 658,811,186   $   942,325,642
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD           $   7,149,352   $   2,810,201   $          --   $            --
====================================================================================================================================

                                                                                 INVERSE                         MID-CAP
                                                                                OTC FUND                     ADVANTAGE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR            YEAR            YEAR            YEAR
                                                                              ENDED           ENDED           ENDED           ENDED
                                                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                                               2007            2006            2007            2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                          $  (1,125,772)  $  (1,125,418)  $     (68,693)  $    (135,206)
Net Realized Gain (Loss) on Investments                                  (1,889,091)    (14,726,982)      1,638,239      11,280,982
Net Change in Unrealized Appreciation (Depreciation) on Investments       3,793,109      (9,842,202)     (4,004,265)      5,315,034
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                       778,246     (25,694,602)     (2,434,719)     16,460,810
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                        (2,663,111)     (2,286,362)             --              --
   Advisor Class                                                           (133,537)       (145,402)             --              --
   A-Class                                                                  (76,936)        (31,062)             --              --
   C-Class                                                                 (418,719)       (196,818)             --              --
   H-Class                                                                       --              --              --              --
Realized Gain on Investments
   A-Class                                                                       --              --        (154,068)       (109,079)
   C-Class                                                                       --              --        (714,004)       (227,505)
   H-Class                                                                       --              --      (1,148,745)       (751,208)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                      (3,292,303)     (2,659,644)     (2,016,817)     (1,087,792)
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                       604,220,439     675,734,722              --              --
   Advisor Class                                                         66,839,327      48,969,561              --              --
   A-Class                                                               20,377,943       5,872,149       7,282,131      46,186,398
   C-Class                                                               54,482,383      60,203,469      52,096,791     106,985,217
   H-Class                                                                       --              --     405,725,422     811,085,500
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                         2,301,578       1,652,055              --              --
   Advisor Class                                                            118,737         140,822              --              --
   A-Class                                                                   69,564          19,809         134,035          31,792
   C-Class                                                                  391,313         177,151         649,666         217,708
   H-Class                                                                       --              --       1,071,738         725,380
COST OF SHARES REDEEMED
   Investor Class                                                      (645,462,888)   (708,129,990)             --              --
   Advisor Class                                                        (65,312,711)    (54,169,513)             --              --
   A-Class                                                              (17,695,782)     (9,077,950)     (9,517,551)    (42,968,626)
   C-Class                                                              (49,610,769)    (60,009,939)    (64,225,572)   (100,780,875)
   H-Class                                                                       --              --    (428,596,356)   (830,424,070)
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS           (29,280,866)    (38,617,654)    (35,379,696)     (8,941,576)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                   (31,794,923)    (66,971,900)    (39,831,232)      6,431,442
NET ASSETS--BEGINNING OF PERIOD                                         169,766,658     236,738,558      84,667,016      78,235,574
====================================================================================================================================
NET ASSETS--END OF PERIOD                                             $ 137,971,735   $ 169,766,658   $  44,835,784   $  84,667,016
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD             $   1,103,817   $   1,084,630   $          --   $          --
====================================================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 135

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                           INVERSE                         RUSSELL 2000(R)
                                                                        MID-CAP FUND                       ADVANTAGE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR              YEAR              YEAR               YEAR
                                                                       ENDED             ENDED             ENDED              ENDED
                                                                   MARCH 31,         MARCH 31,         MARCH 31,          MARCH 31,
                                                                        2007              2006              2007               2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                  $    1,043,112    $      267,788    $      105,309    $       (83,490)
Net Realized Gain (Loss) on Investments                           (3,157,518)       (1,492,000)        8,300,281         23,157,165
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                    291,077          (351,431)      (21,838,197)        20,603,217
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             (1,823,329)       (1,575,643)      (13,432,607)        43,676,892
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                         --                --                --                 --
   Advisor Class                                                          --                --                --                 --
   A-Class                                                           (25,202)           (1,301)               --                 --
   C-Class                                                           (80,807)          (31,866)               --                 --
   H-Class                                                          (993,991)         (149,091)               --                 --
Realized Gain on Investments
   A-Class                                                                --                --          (235,394)                --
   C-Class                                                                --                --        (1,078,955)                --
   H-Class                                                                --                --        (3,210,912)                --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                               (1,100,000)         (182,258)       (4,525,261)                --
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                         --                --                --                 --
   Advisor Class                                                          --                --                --                 --
   A-Class                                                         3,499,427           770,417         6,455,879         30,528,640
   C-Class                                                        24,219,225        17,258,913        45,791,773        201,961,994
   H-Class                                                       222,464,525       249,211,191       859,988,784      2,330,412,471
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                         --                --                --                 --
   Advisor Class                                                          --                --                --                 --
   A-Class                                                            17,836             1,265           206,074                 --
   C-Class                                                            74,887            28,010         1,020,205                 --
   H-Class                                                           704,812           134,396         3,005,716                 --
COST OF SHARES REDEEMED
   Investor Class                                                         --                --                --                 --
   Advisor Class                                                          --                --                --                 --
   A-Class                                                        (3,141,890)         (674,165)       (7,097,848)       (30,054,603)
   C-Class                                                       (24,403,805)      (16,902,821)      (57,687,966)      (197,597,629)
   H-Class                                                      (223,484,913)     (259,430,871)     (974,388,461)    (2,259,824,185)
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                      (49,896)       (9,603,665)     (122,705,844)        75,426,688
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             (2,973,225)      (11,361,566)     (140,663,712)       119,103,580
NET ASSETS--BEGINNING OF PERIOD                                   19,782,635        31,144,201       209,442,717         90,339,137
====================================================================================================================================
NET ASSETS--END OF PERIOD                                     $   16,809,410    $   19,782,635    $   68,779,005    $   209,442,717
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD     $       65,781    $      122,669    $      105,309    $            --
====================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.


136 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

                                                                           RUSSELL 2000(R)                INVERSE
                                                                                FUND*                RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR              YEAR               YEAR
                                                                                     ENDED             ENDED              ENDED
                                                                                 MARCH 31,         MARCH 31,          MARCH 31,
                                                                                     2007*              2007               2006
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                               $       113,596    $    4,030,926    $     1,103,222
Net Realized Gain (Loss) on Investments                                           (397,406)      (17,847,780)       (10,078,052)
Net Change in Unrealized Appreciation (Depreciation) on Investments                408,811         2,362,677         (2,742,654)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                              125,001       (11,454,177)       (11,717,484)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                                       --                --                 --
   Advisor Class                                                                        --                --                 --
   A-Class                                                                          (1,924)         (729,664)            (6,688)
   C-Class                                                                         (27,916)         (576,358)           (63,693)
   H-Class                                                                         (55,160)       (2,593,978)          (616,316)
Realized Gain on Investments
   A-Class                                                                              --                --                 --
   C-Class                                                                              --                --                 --
   H-Class                                                                              --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                                (85,000)       (3,900,000)          (686,697)
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                                       --                --                 --
   Advisor Class                                                                        --                --                 --
   A-Class                                                                         618,360        35,929,995         14,621,450
   C-Class                                                                       7,783,139        45,882,074         53,985,719
   H-Class                                                                     103,031,707       703,818,678        747,684,697
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                                       --                --                 --
   Advisor Class                                                                        --                --                 --
   A-Class                                                                           1,922           368,469              4,765
   C-Class                                                                          27,588           345,970             43,760
   H-Class                                                                          54,704         2,142,780            541,952
COST OF SHARES REDEEMED
   Investor Class                                                                       --                --                 --
   Advisor Class                                                                        --                --                 --
   A-Class                                                                        (352,383)      (24,740,311)       (13,085,276)
   C-Class                                                                      (7,191,752)      (38,951,613)       (53,941,848)
   H-Class                                                                     (89,751,360)     (698,794,125)      (732,206,379)
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                   14,221,925        26,001,917         17,648,840
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                           14,261,926        10,647,740          5,244,659
NET ASSETS--BEGINNING OF PERIOD                                                         --        56,430,796         51,186,137
================================================================================================================================
NET ASSETS--END OF PERIOD                                                  $    14,261,926    $   67,078,536    $    56,430,796
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD                  $        34,161    $      550,346    $       419,420
================================================================================================================================

                                                                  GOVERNMENT LONG BOND                  INVERSE GOVERNMENT
                                                                     ADVANTAGE FUND                        LONG BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR               YEAR               YEAR               YEAR
                                                                     ENDED              ENDED              ENDED              ENDED
                                                                 MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,
                                                                      2007               2006               2007               2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                               $     4,146,710    $     3,861,800    $    (8,586,800)   $   (16,070,650)
Net Realized Gain (Loss) on Investments                          7,036,691            687,562         10,704,439       (214,541,087)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                  732,771         (8,751,213)        12,883,017        235,783,809
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           11,916,172         (4,201,851)        15,000,656          5,172,072
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                               (2,464,752)        (1,380,177)       (12,001,401)                --
   Advisor Class                                                (1,027,406)        (2,185,482)        (1,514,111)                --
   A-Class                                                        (306,974)           (38,187)        (2,486,015)                --
   C-Class                                                        (347,575)          (255,827)        (8,761,747)                --
   H-Class                                                              --                 --                 --                 --
Realized Gain on Investments
   A-Class                                                              --                 --                 --                 --
   C-Class                                                              --                 --                 --                 --
   H-Class                                                              --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                             (4,146,707)        (3,859,673)       (24,763,274)                --
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                              727,162,729        676,151,203        690,551,081      1,082,711,749
   Advisor Class                                             1,232,236,117      1,393,454,965        117,254,275        296,689,441
   A-Class                                                      21,897,689          5,347,730         31,983,116         48,738,930
   C-Class                                                      53,529,026        103,129,103         49,237,154        140,633,685
   H-Class                                                              --                 --                 --                 --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                2,303,877          1,246,558          9,339,323                 --
   Advisor Class                                                 1,026,854          2,174,627          1,263,583                 --
   A-Class                                                         147,191             19,509          2,031,753                 --
   C-Class                                                         249,842            239,221          7,681,687                 --
   H-Class                                                              --                 --                 --                 --
COST OF SHARES REDEEMED
   Investor Class                                             (725,057,789)      (666,859,256)    (1,150,166,270)    (1,789,673,369)
   Advisor Class                                            (1,247,458,155)    (1,423,175,700)      (174,285,131)      (428,087,534)
   A-Class                                                     (12,603,106)        (5,605,967)       (87,609,470)      (105,237,928)
   C-Class                                                     (45,691,672)      (106,824,692)      (374,512,946)      (499,279,551)
   H-Class                                                              --                 --                 --                 --
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                  7,742,603        (20,702,699)      (877,231,845)    (1,253,504,577)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           15,512,068        (28,764,223)      (886,994,463)    (1,248,332,505)
NET ASSETS--BEGINNING OF PERIOD                                 63,218,872         91,983,095      1,526,675,538      2,775,008,043
====================================================================================================================================
NET ASSETS--END OF PERIOD                                  $    78,730,940    $    63,218,872    $   639,681,075    $ 1,526,675,538
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD  $       183,622    $       183,619    $     4,660,543    $     7,825,136
====================================================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 137

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                         EUROPE                           JAPAN
                                                                     ADVANTAGE FUND                  ADVANTAGE FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR            YEAR            YEAR            YEAR
                                                                      ENDED           ENDED           ENDED           ENDED
                                                                  MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                                       2007            2006            2007            2006
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    2,243,859   $     642,598   $   2,447,036   $   1,855,974
Net Realized Gain (Loss) on Investments                           5,781,760      (3,240,646)     (5,308,100)     20,960,578
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                    2,810,770       8,214,837      (6,971,765)      7,875,689
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            10,836,389       5,616,789      (9,832,829)     30,692,241
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                          (49,544)             --        (327,730)             --
   C-Class                                                          (58,417)             --        (268,801)             --
   H-Class                                                         (534,636)             --      (1,259,441)             --
Realized Gain on Investments
   A-Class                                                               --         (31,490)     (3,798,023)             --
   C-Class                                                               --         (72,864)     (3,115,099)             --
   H-Class                                                               --        (640,580)    (14,595,489)             --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                (642,597)       (744,934)    (23,364,583)             --
============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                       16,977,404       5,809,082      16,215,440      12,798,304
   C-Class                                                      100,707,079      69,823,329      40,085,846      38,447,864
   H-Class                                                      666,454,854     378,405,617     624,507,993     731,956,788
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                           48,884          20,432       3,982,068              --
   C-Class                                                           54,272          68,263       3,105,953              --
   H-Class                                                          524,983         602,902      13,164,973              --
COST OF SHARES REDEEMED
   A-Class                                                       (8,497,935)     (4,800,570)     (8,721,288)    (10,022,225)
   C-Class                                                     (101,200,494)    (67,768,440)    (44,450,126)    (30,888,838)
   H-Class                                                     (663,091,873)   (399,739,338)   (673,336,188)   (683,208,245)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                  11,977,174     (17,578,723)    (25,445,329)     59,083,648
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            22,170,966     (12,706,868)    (58,642,741)     89,775,889
NET ASSETS--BEGINNING OF PERIOD                                  56,146,922      68,853,790     128,409,055      38,633,166
============================================================================================================================
NET ASSETS--END OF PERIOD                                    $   78,317,888   $  56,146,922   $  69,766,314   $ 128,409,055
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD    $      744,936   $     642,598   $   2,447,038   $   1,855,974
============================================================================================================================


138 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                       SMALL-CAP                         MID-CAP
                                                                       VALUE FUND                      VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR            YEAR            YEAR            YEAR
                                                                      ENDED           ENDED           ENDED           ENDED
                                                                  MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                                       2007            2006            2007            2006
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      124,519   $      70,733   $     534,844   $     204,411
Net Realized Gain (Loss) on Investments                           4,854,335       6,141,711       2,957,609      14,337,674
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                   (9,121,442)      2,738,151        (794,129)     (4,779,148)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (4,142,588)      8,950,595       2,698,324       9,762,937
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                               --              --              --             (90)
   C-Class                                                               --              --              --            (871)
   H-Class                                                               --              --              --          (9,433)
Realized Gain on Investments
   A-Class                                                           (1,816)         (7,180)         (8,741)         (4,159)
   C-Class                                                           (8,702)        (60,392)        (31,137)        (40,240)
   H-Class                                                          (12,894)       (803,658)       (255,676)       (435,700)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                 (23,412)       (871,230)       (295,554)       (490,493)
============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                        9,476,337      13,541,282       8,394,713       3,865,281
   C-Class                                                      138,706,391     153,513,441      16,016,381      84,655,088
   H-Class                                                      282,683,814     597,522,929     375,653,396     575,823,029
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                            1,809           1,823           7,447           1,703
   C-Class                                                            8,636          59,901          30,478          40,372
   H-Class                                                           12,774         780,717         254,926         437,509
COST OF SHARES REDEEMED
   A-Class                                                       (5,962,251)    (14,123,926)     (5,345,984)     (2,958,343)
   C-Class                                                     (153,625,423)   (148,570,668)    (15,575,130)    (86,925,166)
   H-Class                                                     (372,023,131)   (577,825,036)   (332,347,303)   (668,923,822)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                (100,721,044)     24,900,463      47,088,924     (93,984,349)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (104,887,044)     32,979,828      49,491,694     (84,711,905)
NET ASSETS--BEGINNING OF PERIOD                                 121,561,550      88,581,722      40,091,094     124,802,999
============================================================================================================================
NET ASSETS--END OF PERIOD                                    $   16,674,506   $ 121,561,550   $  89,582,788   $  40,091,094
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD    $           --   $          --   $     276,950   $          --
============================================================================================================================

                                                                       LARGE-CAP                        SMALL-CAP
                                                                       VALUE FUND                      GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR            YEAR            YEAR            YEAR
                                                                      ENDED           ENDED           ENDED           ENDED
                                                                  MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                                       2007            2006            2007            2006
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    1,852,395   $     411,202   $    (358,110)  $    (497,918)
Net Realized Gain (Loss) on Investments                           4,936,652       2,255,312       3,923,577       2,120,121
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                   20,864,675         972,098      (5,584,395)      3,243,300
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            27,653,722       3,638,612      (2,018,928)      4,865,503
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                          (12,550)             --              --              --
   C-Class                                                          (31,328)             --              --              --
   H-Class                                                       (1,155,997)             --              --              --
Realized Gain on Investments
   A-Class                                                           (8,851)        (13,790)             --          (8,946)
   C-Class                                                          (22,096)        (90,835)             --        (111,385)
   H-Class                                                         (815,339)       (622,223)             --      (1,815,221)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              (2,046,161)       (726,848)             --      (1,935,552)
============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                        8,985,688       4,419,527       3,943,683       5,970,174
   C-Class                                                      233,175,557     275,576,847      60,784,481     101,801,723
   H-Class                                                      791,840,619     467,474,814     186,084,728     638,040,933
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                           18,074           2,394              --           8,819
   C-Class                                                           52,050          88,399              --         111,292
   H-Class                                                        1,955,582         606,934              --       1,773,462
COST OF SHARES REDEEMED
   A-Class                                                       (4,622,392)     (4,042,549)     (3,531,904)     (5,365,219)
   C-Class                                                     (218,355,220)   (276,257,759)    (58,782,523)    (99,782,182)
   H-Class                                                     (689,213,777)   (439,539,568)   (239,734,766)   (594,016,548)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                 123,836,181      28,329,039     (51,236,301)     48,542,454
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           149,443,742      31,240,803     (53,255,229)     51,472,405
NET ASSETS--BEGINNING OF PERIOD                                  61,061,210      29,820,407      80,404,382      28,931,977
============================================================================================================================
NET ASSETS--END OF PERIOD                                    $  210,504,952   $  61,061,210   $  27,149,153   $  80,404,382
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD    $      652,520   $          --   $          --   $          --
============================================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 139

                                [GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS  (CONCLUDED)
--------------------------------------------------------------------------------

                                                                              MID-CAP                          LARGE-CAP
                                                                            GROWTH FUND                       GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR             YEAR             YEAR             YEAR
                                                                          ENDED            ENDED            ENDED            ENDED
                                                                      MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                           2007             2006             2007             2006
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                      $    (219,777)   $    (522,159)   $    (261,842)   $    (164,712)
Net Realized Gain (Loss) on Investments                               6,127,485       11,165,161        1,101,463         (656,400)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                    (6,499,282)       6,053,506        2,011,772        1,286,644
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                  (591,574)      16,696,508        2,851,393          465,532
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                            --               --               --               --
   Advisor Class                                                             --               --               --               --
   A-Class                                                                   --               --               --               --
   C-Class                                                                   --               --               --               --
   H-Class                                                                   --               --               --               --
Realized Gain on Investments
   A-Class                                                             (101,237)          (3,249)              --             (519)
   C-Class                                                              (94,880)         (32,454)              --          (29,600)
   H-Class                                                           (1,704,558)        (599,853)              --          (41,534)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  (1,900,675)        (635,556)              --          (71,653)
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                            --               --               --               --
   Advisor Class                                                             --               --               --               --
   A-Class                                                            8,027,918        5,801,197        5,281,268        5,626,821
   C-Class                                                           18,960,792       44,747,648      161,095,146      252,511,122
   H-Class                                                          160,770,254      513,177,835      283,534,133      317,579,358
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                            --               --               --               --
   Advisor Class                                                             --               --               --               --
   A-Class                                                              101,016            3,044               --              399
   C-Class                                                               91,735           31,627               --           29,566
   H-Class                                                            1,701,213          592,285               --           39,820
COST OF SHARES REDEEMED
   Investor Class                                                            --               --               --               --
   Advisor Class                                                             --               --               --               --
   A-Class                                                           (6,757,683)      (5,080,905)      (3,597,093)      (4,782,363)
   C-Class                                                          (16,980,901)     (44,071,769)    (162,633,144)    (266,451,515)
   H-Class                                                         (201,337,401)    (504,138,775)    (269,447,500)    (298,065,610)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS       (35,423,057)      11,062,187       14,232,810        6,487,598
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                               (37,915,306)      27,123,139       17,084,203        6,881,477
NET ASSETS--BEGINNING OF PERIOD                                      53,723,219       26,600,080       38,420,454       31,538,977
===================================================================================================================================
NET ASSETS--END OF PERIOD                                         $  15,807,913    $  53,723,219    $  55,504,657    $  38,420,454
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD         $          --    $          --    $          --    $          --
===================================================================================================================================


140 | THE RYDEX SERIES FUNDS ANNUAL REPORT   See Notes to Financial Statements.

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

                                                                       DYNAMIC STRENGTHENING               DYNAMIC WEAKENING
                                                                            DOLLAR FUND                       DOLLAR FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR             YEAR             YEAR             YEAR
                                                                          ENDED            ENDED            ENDED            ENDED
                                                                      MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                           2007             2006             2007             2006
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                      $     745,433    $     214,226    $   5,139,481    $     516,832
Net Realized Gain (Loss) on Investments                              (1,616,102)      (1,441,899)       4,258,660       (4,354,007)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                      (365,238)         119,483        2,344,942        1,910,309
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                (1,235,907)      (1,108,190)      11,743,083       (1,926,866)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                            --               --               --               --
   Advisor Class                                                             --               --               --               --
   A-Class                                                                   --             (506)              --           (9,955)
   C-Class                                                                   --           (3,782)              --          (12,618)
   H-Class                                                                   --          (44,901)              --         (162,365)
Realized Gain on Investments
   A-Class                                                                   --               --               --               --
   C-Class                                                                   --               --               --               --
   H-Class                                                                   --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                          --          (49,189)              --         (184,938)
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                            --               --               --               --
   Advisor Class                                                             --               --               --               --
   A-Class                                                            1,790,035          992,045       32,665,359        3,959,866
   C-Class                                                           18,404,407        8,667,647       26,866,695        9,819,669
   H-Class                                                          213,174,840      205,734,257      435,860,439      202,663,781
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                            --               --               --               --
   Advisor Class                                                             --               --               --               --
   A-Class                                                                   --              506               --            8,044
   C-Class                                                                   --            3,557               --           12,537
   H-Class                                                                   --           41,934               --          149,875
COST OF SHARES REDEEMED
   Investor Class                                                            --               --               --               --
   Advisor Class                                                             --               --               --               --
   A-Class                                                           (1,758,708)        (871,405)     (15,126,440)        (958,514)
   C-Class                                                          (16,631,133)      (7,884,080)     (17,640,979)      (5,791,974)
   H-Class                                                         (207,190,328)    (197,396,426)    (386,840,467)    (149,136,689)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS         7,789,113        9,288,035       75,784,607       60,726,595
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                 6,553,206        8,130,656       87,527,690       58,614,791
NET ASSETS--BEGINNING OF PERIOD                                       8,130,656               --       58,614,791               --
===================================================================================================================================
NET ASSETS--END OF PERIOD                                         $  14,683,862    $   8,130,656    $ 146,142,481    $  58,614,791
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD         $    (338,691)   $  (1,033,216)   $      47,308    $  (4,007,993)
===================================================================================================================================

                                                                             U.S. GOVERNMENT
                                                                            MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
                                                                              YEAR                YEAR
                                                                             ENDED               ENDED
                                                                         MARCH 31,           MARCH 31,
                                                                              2007                2006
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                      $     53,412,553    $     37,165,132
Net Realized Gain (Loss) on Investments                                         --              (7,014)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                               --                  --
-------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                   53,412,553          37,158,118
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                      (41,841,340)        (30,220,373)
   Advisor Class                                                        (6,802,933)         (4,053,830)
   A-Class                                                                (601,268)           (338,428)
   C-Class                                                              (4,167,012)         (2,552,501)
   H-Class                                                                      --                  --
Realized Gain on Investments
   A-Class                                                                      --                  --
   C-Class                                                                      --                  --
   H-Class                                                                      --                  --
-------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    (53,412,553)        (37,165,132)
=======================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                   17,412,386,338      18,360,372,731
   Advisor Class                                                     3,589,122,862       2,927,374,399
   A-Class                                                              74,982,888          89,972,004
   C-Class                                                           1,456,374,458       2,268,195,735
   H-Class                                                                      --                  --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                       41,147,937          29,752,455
   Advisor Class                                                         6,747,367           3,987,098
   A-Class                                                                 557,808             197,533
   C-Class                                                               3,708,601           2,402,985
   H-Class                                                                      --                  --
COST OF SHARES REDEEMED
   Investor Class                                                  (17,446,274,947)    (18,611,041,219)
   Advisor Class                                                    (3,543,630,372)     (3,025,421,814)
   A-Class                                                             (71,085,774)        (83,180,177)
   C-Class                                                          (1,470,712,896)     (2,295,221,007)
   H-Class                                                                      --                  --
=======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS           53,324,270        (332,609,277)
-------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                   53,324,270        (332,616,291)
NET ASSETS--BEGINNING OF PERIOD                                      1,272,285,948       1,604,902,239
=======================================================================================================
NET ASSETS--END OF PERIOD                                         $  1,325,610,218    $  1,272,285,948
=======================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)--END OF PERIOD         $        (20,990)   $             --
=======================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 141

                                [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET REALIZED    NET INCREASE
                          NET ASSET     NET            AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                            VALUE,   INVESTMENT   UNREALIZED       IN NET ASSET      FROM NET       FROM NET
                          BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL
YEAR ENDED                OF PERIOD    (LOSS)+   ON INVESTMENTS  FROM OPERATIONS      INCOME         GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2007          $ 28.89     $ (.15)      $   4.19        $    4.04        $ (2.01)       $   --         $ (2.01)
   March 31, 2006            25.96       (.12)          3.90             3.78           (.85)           --            (.85)
   March 31, 2005            24.12       (.11)          1.95             1.84             --            --              --
   March 31, 2004            15.54        .07           8.51             8.58             --            --              --
   March 31, 2003            25.56        .08         (10.10)          (10.02)            --            --              --

NOVA FUND ADVISOR CLASS
   MARCH 31, 2007            27.73       (.28)          4.00             3.72          (2.01)           --           (2.01)
   March 31, 2006            25.08       (.25)          3.75             3.50           (.85)           --            (.85)
   March 31, 2005            23.42       (.23)          1.89             1.66             --            --              --
   March 31, 2004            15.17       (.05)          8.30             8.25             --            --              --
   March 31, 2003            25.11       (.03)         (9.91)           (9.94)            --            --              --

NOVA FUND A-CLASS
   MARCH 31, 2007            27.87       (.21)          4.02             3.81          (2.01)           --           (2.01)
   March 31, 2006            25.15       (.19)          3.76             3.57           (.85)           --            (.85)
   March 31, 2005            23.42       (.17)          1.90             1.73             --            --              --
   March 31, 2004*           23.42         --             --               --             --            --              --

NOVA FUND C-CLASS
   MARCH 31, 2007            27.39       (.42)          3.95             3.53          (2.01)           --           (2.01)
   March 31, 2006            24.89       (.38)          3.73             3.35           (.85)           --            (.85)
   March 31, 2005            23.36       (.35)          1.88             1.53             --            --              --
   March 31, 2004            15.20       (.12)          8.28             8.16             --            --              --
   March 31, 2003            25.28       (.08)        (10.00)          (10.08)            --            --              --

S&P 500 FUND A-CLASS
   MARCH 31, 2007*           25.00        .30           2.53             2.83           (.11)         (.40)           (.51)

S&P 500 FUND C-CLASS
   MARCH 31, 2007*           25.00        .19           2.47             2.66           (.11)         (.40)           (.51)

S&P 500 FUND H-CLASS
   MARCH 31, 2007*           25.00        .30           2.52             2.82           (.11)         (.40)           (.51)

INVERSE S&P 500 FUND INVESTOR CLASS
   MARCH 31, 2007             8.06       (.04)          (.23)            (.27)          (.22)           --            (.22)
   March 31, 2006             8.69       (.04)          (.47)            (.51)          (.12)           --            (.12)
   March 31, 2005             9.17       (.04)          (.44)            (.48)            --            --              --
   March 31, 2004            13.06       (.04)         (3.45)           (3.49)            --          (.40)           (.40)
   March 31, 2003            10.45        .01           2.67             2.68           (.07)           --            (.07)

                                                                              RATIOS TO
                                                                         AVERAGE NET ASSETS:
                                                                -----------------------------------
                           NET INCREASE  NET ASSET                                            NET                   NET ASSETS,
                          (DECREASE) IN    VALUE,      TOTAL                              INVESTMENT  PORTFOLIO       END OF
                            NET ASSET      END OF   INVESTMENT    TOTAL        NET          INCOME     TURNOVER    PERIOD (000'S
YEAR ENDED                    VALUE        PERIOD    RETURN+++  EXPENSES     EXPENSES       (LOSS)       RATE         OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2007           $   2.03      $ 30.92      13.99%    1.25%++      1.25%++       1.23%#        144%ss.   $ 113,195
   March 31, 2006               2.93        28.89      14.68%    1.35%++      1.23%++      (0.45)%#       192%ss.     139,786
   March 31, 2005               1.84        25.96       7.63%    1.21%++      1.21%++      (0.44)%#       388%ss.     175,042
   March 31, 2004               8.58        24.12      55.25%    1.25%++      1.25%++       0.35%#        540%ss.     187,051
   March 31, 2003             (10.02)       15.54     (39.20)%   1.27%++      1.27%++       0.44%#        603%ss.     130,951

NOVA FUND ADVISOR CLASS
   MARCH 31, 2007               1.71        29.44      13.41%    1.75%++      1.75%++       0.73%#        144%ss.      36,441
   March 31, 2006               2.65        27.73      14.07%    1.85%++      1.74%++      (0.96)%#       192%ss.      41,002
   March 31, 2005               1.66        25.08       7.09%    1.71%++      1.71%++      (0.94)%#       388%ss.      52,642
   March 31, 2004               8.25        23.42      54.42%    1.74%++      1.74%++      (0.24)%#       540%ss.      46,405
   March 31, 2003              (9.94)       15.17     (39.59)%   1.77%++      1.77%++      (0.17)%#       603%ss.      27,130

NOVA FUND A-CLASS
   MARCH 31, 2007               1.80        29.67      13.67%    1.50%++      1.50%++       0.98%#        144%ss.      15,586
   March 31, 2006               2.72        27.87      14.32%    1.60%++      1.49%++      (0.71)%#       192%ss.      29,315
   March 31, 2005               1.73        25.15       7.39%    1.45%++      1.45%++      (0.68)%#       388%ss.      18,463
   March 31, 2004*                --        23.42       0.00%    0.00%**++^   0.00%**++^    0.00%**#      540%ss.           1

NOVA FUND C-CLASS
   MARCH 31, 2007               1.52        28.91      12.88%    2.25%++      2.25%++       0.23%#        144%ss.      42,925
   March 31, 2006               2.50        27.39      13.58%    2.35%++      2.24%++      (1.46)%#       192%ss.      50,131
   March 31, 2005               1.53        24.89       6.55%    2.21%++      2.21%++      (1.44)%#       388%ss.      49,464
   March 31, 2004               8.16        23.36      53.72%    2.26%++      2.26%++      (0.56)%#       540%ss.      32,710
   March 31, 2003             (10.08)       15.20     (39.87)%   2.28%++      2.28%++      (0.46)%#       603%ss.      12,627

S&P 500 FUND A-CLASS
   MARCH 31, 2007*              2.32        27.32      11.34%    1.55%**      1.55%**       1.35%**       119%           2,063

S&P 500 FUND C-CLASS
   MARCH 31, 2007*              2.15        27.15      10.65%    2.25%**      2.25%**       0.84%**       119%           1,971

S&P 500 FUND H-CLASS
   MARCH 31, 2007*              2.31        27.31      11.29%    1.54%**      1.54%**       1.33%**       119%           6,374

INVERSE S&P 500 FUND INVESTOR CLASS
   MARCH 31, 2007               (.49)        7.57      (3.26)%   1.36%++      1.36%++       3.85%#         --          293,092
   March 31, 2006               (.63)        8.06      (5.84)%   1.41%++      1.38%++      (0.45)%#        --          329,785
   March 31, 2005               (.48)        8.69      (5.23)%   1.38%++      1.38%++      (0.46)%#        --          326,085
   March 31, 2004              (3.89)        9.17     (26.90)%   1.38%++      1.38%++      (0.37)%#        --          353,496
   March 31, 2003               2.61        13.06      25.65%    1.41%++      1.41%++       0.06%#         --          471,600

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- NOVA FUND A-CLASS; MAY 31, 2006 -- S&P 500 FUND A-CLASS, C-CLASS, AND H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  ^ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

ss.   PORTFOLIO TURNOVER RATE CORRESPONDS TO THE MASTER PORTFOLIO FOR THE NOVA
      FUND.

  # NET INVESTMENT INCOME/LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158.


142 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET REALIZED    NET INCREASE
                          NET ASSET     NET            AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                            VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET       FROM NET       FROM NET
                          BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL
YEAR ENDED                OF PERIOD    (LOSS)+   ON INVESTMENTS  FROM OPERATIONS      INCOME         GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
INVERSE S&P 500 FUND ADVISOR CLASS
   MARCH 31, 2007           $ 7.71     $ (.07)      $   (.22)       $    (.29)       $  (.22)       $   --         $  (.22)
   March 31, 2006             8.36       (.08)          (.45)            (.53)          (.12)           --            (.12)
   March 31, 2005             8.87       (.08)          (.43)            (.51)            --            --              --
   March 31, 2004            12.70       (.09)         (3.34)           (3.43)            --          (.40)           (.40)
   March 31, 2003            10.22       (.06)          2.61             2.55           (.07)           --            (.07)

INVERSE S&P 500 FUND A-CLASS
   MARCH 31, 2007             7.72       (.05)          (.23)            (.28)          (.22)           --            (.22)
   March 31, 2006             8.37       (.06)          (.47)            (.53)          (.12)           --            (.12)
   March 31, 2005             8.87       (.06)          (.44)            (.50)            --            --              --
   March 31, 2004*            8.87         --             --               --             --            --              --

INVERSE S&P 500 FUND C-CLASS
   MARCH 31, 2007             7.65       (.11)          (.22)            (.33)          (.22)           --            (.22)
   March 31, 2006             8.33       (.12)          (.44)            (.56)          (.12)           --            (.12)
   March 31, 2005             8.89       (.13)          (.43)            (.56)            --            --              --
   March 31, 2004            12.80       (.14)         (3.37)           (3.51)            --          (.40)           (.40)
   March 31, 2003            10.35       (.12)          2.64             2.52           (.07)           --            (.07)

OTC FUND INVESTOR CLASS
   MARCH 31, 2007            11.34       (.06)           .50              .44             --            --              --
   March 31, 2006             9.94       (.05)          1.49             1.44           (.04)           --            (.04)
   March 31, 2005             9.73        .04            .17              .21             --            --              --
   March 31, 2004             7.02       (.09)          2.80             2.71             --            --              --
   March 31, 2003            10.16       (.08)         (3.06)           (3.14)            --            --              --

OTC FUND ADVISOR CLASS
   MARCH 31, 2007            10.90       (.11)           .47              .36             --            --              --
   March 31, 2006             9.60       (.10)          1.44             1.34           (.04)           --            (.04)
   March 31, 2005             9.46       (.02)           .16              .14             --            --              --
   March 31, 2004             6.85       (.13)          2.74             2.61             --            --              --
   March 31, 2003             9.97       (.11)         (3.01)           (3.12)            --            --              --

OTC FUND A-CLASS
   MARCH 31, 2007            10.96       (.08)           .48              .40             --            --              --
   March 31, 2006             9.63       (.08)          1.45             1.37           (.04)           --            (.04)
   March 31, 2005             9.46        .06            .11              .17             --            --              --
   March 31, 2004*            9.46         --             --               --             --            --              --

OTC FUND C-CLASS
   MARCH 31, 2007            10.73       (.16)           .45              .29             --            --              --
   March 31, 2006             9.50       (.16)          1.43             1.27           (.04)           --            (.04)
   March 31, 2005             9.41       (.03)           .12              .09             --            --              --
   March 31, 2004             6.86       (.18)          2.73             2.55             --            --              --
   March 31, 2003            10.03       (.14)         (3.03)           (3.17)            --            --              --

                                                                              RATIOS TO
                                                                         AVERAGE NET ASSETS:
                                                                ------------------------------------
                           NET INCREASE  NET ASSET                                            NET                   NET ASSETS,
                          (DECREASE) IN    VALUE,      TOTAL                              INVESTMENT  PORTFOLIO       END OF
                            NET ASSET      END OF   INVESTMENT    TOTAL        NET          INCOME     TURNOVER    PERIOD (000'S
YEAR ENDED                    VALUE        PERIOD    RETURN+++  EXPENSES     EXPENSES       (LOSS)       RATE         OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
INVERSE S&P 500 FUND ADVISOR CLASS
   MARCH 31, 2007           $   (.51)     $  7.20      (3.67)%   1.87%++      1.87%++       3.34%#         --        $  22,712
   March 31, 2006               (.65)        7.71      (6.32)%   1.91%++      1.88%++      (0.95)%#        --           45,332
   March 31, 2005               (.51)        8.36      (5.75)%   1.88%++      1.88%++      (0.96)%#        --           40,964
   March 31, 2004              (3.83)        8.87     (27.19)%   1.87%++      1.87%++      (0.86)%#        --           45,073
   March 31, 2003               2.48        12.70      24.95%    1.89%++      1.89%++      (0.45)%#        --           39,686

INVERSE S&P 500 FUND A-CLASS
   MARCH 31, 2007               (.50)        7.22      (3.53)%   1.61%++      1.61%++       3.60%#         --           11,388
   March 31, 2006               (.65)        7.72      (6.31)%   1.66%++      1.63%++      (0.70)%#        --            8,932
   March 31, 2005               (.50)        8.37      (5.64)%   1.63%++      1.63%++      (0.71)%#        --            7,318
   March 31, 2004*                --         8.87       0.00%    0.00%**++^   0.00%**++^    0.00%**#       --                1

INVERSE S&P 500 FUND C-CLASS
   MARCH 31, 2007               (.55)        7.10      (4.22)%   2.36%++      2.36%++       2.85%#         --           42,651
   March 31, 2006               (.68)        7.65      (6.70)%   2.41%++      2.38%++      (1.45)%#        --           39,146
   March 31, 2005               (.56)        8.33      (6.30)%   2.38%++      2.38%++      (1.46)%#        --           43,763
   March 31, 2004              (3.91)        8.89     (27.62)%   2.39%++      2.39%++      (1.42)%#        --           45,604
   March 31, 2003               2.45        12.80      24.35%    2.40%++      2.40%++      (0.97)%#        --           17,540

OTC FUND INVESTOR CLASS
   MARCH 31, 2007                .44        11.78       3.88%    1.22%        1.22%        (0.52)%         71%         635,744
   March 31, 2006               1.40        11.34      14.45%    1.20%        1.20%        (0.49)%        122%         893,295
   March 31, 2005                .21         9.94       2.16%    1.20%        1.20%         0.40%         132%         801,185
   March 31, 2004               2.71         9.73      38.60%    1.22%        1.22%        (0.98)%        139%         858,816
   March 31, 2003              (3.14)        7.02     (30.91)%   1.27%        1.27%        (1.08)%        180%         653,999

OTC FUND ADVISOR CLASS
   MARCH 31, 2007                .36        11.26       3.30%    1.73%        1.73%        (1.07)%         71%           9,349
   March 31, 2006               1.30        10.90      13.92%    1.70%        1.70%        (1.00)%        122%          27,832
   March 31, 2005                .14         9.60       1.48%    1.69%        1.69%        (0.25)%        132%          19,887
   March 31, 2004               2.61         9.46      38.10%    1.71%        1.71%        (1.47)%        139%          57,535
   March 31, 2003              (3.12)        6.85     (31.29)%   1.76%        1.76%        (1.56)%        180%          43,839

OTC FUND A-CLASS
   MARCH 31, 2007                .40        11.36       3.65%    1.46%        1.46%        (0.73)%         71%           3,686
   March 31, 2006               1.33        10.96      14.18%    1.46%        1.46%        (0.78)%        122%           2,491
   March 31, 2005                .17         9.63       1.80%    1.45%        1.45%         0.59%         132%           1,818
   March 31, 2004*                --         9.46       0.00%    0.00%**^     0.00%**^      0.00%**^      139%               1

OTC FUND C-CLASS
   MARCH 31, 2007                .29        11.02       2.70%    2.22%        2.22%        (1.55)%         71%          10,032
   March 31, 2006               1.23        10.73      13.33%    2.21%        2.21%        (1.52)%        122%          18,707
   March 31, 2005                .09         9.50       0.96%    2.19%        2.19%        (0.33)%        132%          14,422
   March 31, 2004               2.55         9.41      37.17%    2.23%        2.23%        (1.97)%        139%          13,653
   March 31, 2003              (3.17)        6.86     (31.61)%   2.26%        2.26%        (1.98)%        180%           8,331

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- INVERSE S&P 500 FUND A-CLASS AND OTC FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  ^ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  # NET INVESTMENT INCOME/LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 143

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET REALIZED    NET INCREASE
                          NET ASSET     NET            AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                            VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET       FROM NET       FROM NET
                          BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL
YEAR ENDED                OF PERIOD    (LOSS)+   ON INVESTMENTS  FROM OPERATIONS      INCOME         GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
INVERSE OTC FUND INVESTOR CLASS
   MARCH 31, 2007          $ 21.80     $ (.11)      $    .54        $     .43        $  (.56)       $   --         $  (.56)
   March 31, 2006            24.55       (.11)         (2.31)           (2.42)          (.33)           --            (.33)
   March 31, 2005            25.69       (.11)         (1.03)           (1.14)            --            --              --
   March 31, 2004            37.79       (.13)        (11.97)          (12.10)            --            --              --
   March 31, 2003            32.29       7.34           (.70)            6.64          (1.14)           --           (1.14)

INVERSE OTC FUND ADVISOR CLASS
   MARCH 31, 2007            21.51       (.22)           .55              .33           (.56)           --            (.56)
   March 31, 2006            24.34       (.22)         (2.28)           (2.50)          (.33)           --            (.33)
   March 31, 2005            25.60       (.24)         (1.02)           (1.26)            --            --              --
   March 31, 2004*           29.97       (.16)         (4.21)           (4.37)            --            --              --

INVERSE OTC FUND A-CLASS
   MARCH 31, 2007            21.61       (.16)           .54              .38           (.56)           --            (.56)
   March 31, 2006            24.39       (.16)         (2.29)           (2.45)          (.33)           --            (.33)
   March 31, 2005            25.60       (.17)         (1.04)           (1.21)            --            --              --
   March 31, 2004*           25.60         --             --               --             --            --              --

INVERSE OTC FUND C-CLASS
   MARCH 31, 2007            20.63       (.32)           .52              .20           (.56)           --            (.56)
   March 31, 2006            23.48       (.32)         (2.20)           (2.52)          (.33)           --            (.33)
   March 31, 2005            24.83       (.35)         (1.00)           (1.35)            --            --              --
   March 31, 2004            36.92       (.38)        (11.71)          (12.09)            --            --              --
   March 31, 2003            31.93       3.08           3.05             6.13          (1.14)           --           (1.14)

MID-CAP ADVANTAGE FUND A-CLASS
   MARCH 31, 2007            40.14        .05           2.74             2.79             --         (1.37)          (1.37)
   March 31, 2006            31.86        .01           8.65             8.66             --          (.38)           (.38)
   March 31, 2005            28.30       (.03)          3.59             3.56             --            --              --
   March 31, 2004*           28.30         --             --               --             --            --              --

MID-CAP ADVANTAGE FUND C-CLASS
   MARCH 31, 2007            38.81       (.23)          2.61             2.38             --         (1.37)          (1.37)
   March 31, 2006            31.03       (.25)          8.41             8.16             --          (.38)           (.38)
   March 31, 2005            27.76       (.26)          3.53             3.27             --            --              --
   March 31, 2004            15.85       (.31)         12.22            11.91             --            --              --
   March 31, 2003            26.00       (.17)         (9.87)          (10.04)          (.11)           --            (.11)

MID-CAP ADVANTAGE FUND H-CLASS
   MARCH 31, 2007            40.17        .06           2.72             2.78             --         (1.37)          (1.37)
   March 31, 2006            31.86         --           8.69             8.69             --          (.38)           (.38)
   March 31, 2005            28.30       (.06)          3.62             3.56             --            --              --
   March 31, 2004            16.04       (.14)         12.40            12.26             --            --              --
   March 31, 2003            26.08       (.07)         (9.86)           (9.93)          (.11)           --            (.11)

                                                                              RATIOS TO
                                                                         AVERAGE NET ASSETS:
                                                                ------------------------------------
                           NET INCREASE  NET ASSET                                            NET                   NET ASSETS,
                          (DECREASE) IN    VALUE,      TOTAL                              INVESTMENT  PORTFOLIO       END OF
                            NET ASSET      END OF   INVESTMENT    TOTAL        NET          INCOME     TURNOVER    PERIOD (000'S
YEAR ENDED                    VALUE        PERIOD    RETURN+++  EXPENSES     EXPENSES       (LOSS)       RATE         OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
INVERSE OTC FUND INVESTOR CLASS
   MARCH 31, 2007           $   (.13)     $ 21.67       2.01%    1.40%++      1.40%++       3.79%#         --        $ 104,617
   March 31, 2006              (2.75)       21.80      (9.85)%   1.39%++      1.38%++      (0.45)%#        --          143,742
   March 31, 2005              (1.14)       24.55      (4.44)%   1.38%++      1.38%++      (0.46)%#        --          198,288
   March 31, 2004             (12.10)       25.69     (32.02)%   1.40%++      1.40%++      (0.47)%#        --          209,994
   March 31, 2003               5.50        37.79      20.39%    1.42%++      1.42%++      18.11%#         --          146,416

INVERSE OTC FUND ADVISOR CLASS
   MARCH 31, 2007               (.23)       21.28       1.56%    1.90%++      1.90%++       3.29%#         --           11,436
   March 31, 2006              (2.83)       21.51     (10.27)%   1.89%++      1.89%++      (0.96)%#        --           10,390
   March 31, 2005              (1.26)       24.34      (4.92)%   1.88%++      1.88%++      (0.96)%#        --           17,059
   March 31, 2004*             (4.37)       25.60     (14.58)%   1.90%**++    1.90%**++    (0.97)%**#      --           17,975

INVERSE OTC FUND A-CLASS
   MARCH 31, 2007               (.18)       21.43       1.79%    1.64%++      1.64%++       3.55%#         --            4,086
   March 31, 2006              (2.78)       21.61     (10.04)%   1.63%++      1.63%++      (0.70)%#        --            2,108
   March 31, 2005              (1.21)       24.39      (4.73)%   1.62%++      1.62%++      (0.70)%#        --            5,697
   March 31, 2004*                --        25.60       0.00%    0.00%**++^   0.00%**++^    0.00%**#       --                1

INVERSE OTC FUND C-CLASS
   MARCH 31, 2007               (.36)       20.27       1.00%    2.40%++      2.40%++       2.79%#         --           17,834
   March 31, 2006              (2.85)       20.63     (10.73)%   2.40%++      2.39%++      (1.46)%#        --           13,527
   March 31, 2005              (1.35)       23.48      (5.44)%   2.38%++      2.38%++      (1.46)%#        --           15,693
   March 31, 2004             (12.09)       24.83     (32.75)%   2.41%++      2.41%++      (1.48)%#        --           34,375
   March 31, 2003               4.99        36.92      19.02%    2.41%++      2.41%++       8.23%#         --            2,673

MID-CAP ADVANTAGE FUND A-CLASS
   MARCH 31, 2007               1.42        41.56       7.11%    1.67%        1.67%         0.13%         296%           2,806
   March 31, 2006               8.28        40.14      27.27%    1.92%        1.66%         0.03%         528%           4,948
   March 31, 2005               3.56        31.86      12.58%    1.63%        1.63%        (0.10)%        669%           1,050
   March 31, 2004*                --        28.30       0.00%    0.00%**^     0.00%**^      0.00%**     1,239%               4

MID-CAP ADVANTAGE FUND C-CLASS
   MARCH 31, 2007               1.01        39.82       6.29%    2.41%        2.41%        (0.62)%        296%          17,112
   March 31, 2006               7.78        38.81      26.38%    2.66%        2.40%        (0.72)%        528%          28,836
   March 31, 2005               3.27        31.03      11.78%    2.37%        2.37%        (0.91)%        669%          17,912
   March 31, 2004              11.91        27.76      75.14%    2.41%        2.41%        (1.31)%      1,239%          14,444
   March 31, 2003             (10.15)       15.85     (38.65)%   2.43%        2.43%        (0.95)%      2,322%           5,610

MID-CAP ADVANTAGE FUND H-CLASS
   MARCH 31, 2007               1.41        41.58       7.08%    1.67%        1.67%         0.16%         296%          24,918
   March 31, 2006               8.31        40.17      27.36%    1.90%        1.64%         0.01%         528%          50,883
   March 31, 2005               3.56        31.86      12.58%    1.62%        1.62%        (0.21)%        669%          59,274
   March 31, 2004              12.26        28.30      76.43%    1.66%        1.66%        (0.56)%      1,239%          68,193
   March 31, 2003             (10.04)       16.04     (38.11)%   1.69%        1.69%        (0.32)%      2,322%          14,634

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- INVERSE OTC FUND ADVISOR CLASS; MARCH 31, 2004 -- INVERSE OTC FUND A-CLASS AND MID-CAP ADVANTAGE FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  ^ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  # NET INVESTMENT INCOME/LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158.


144 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET REALIZED    NET INCREASE
                          NET ASSET     NET            AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                            VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET       FROM NET       FROM NET
                          BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL
YEAR ENDED                OF PERIOD    (LOSS)+   ON INVESTMENTS  FROM OPERATIONS      INCOME         GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP FUND A-CLASS
   MARCH 31, 2007          $ 37.03     $ 1.35       $  (1.81)       $    (.46)       $ (2.79)       $   --         $ (2.79)
   March 31, 2006            44.01        .87          (7.20)           (6.33)          (.65)           --            (.65)
   March 31, 2005            49.01       (.06)         (4.94)           (5.00)            --            --              --
   March 31, 2004*           49.01         --             --               --             --            --              --

INVERSE MID-CAP FUND C-CLASS
   MARCH 31, 2007            36.43       1.05          (1.80)            (.75)         (2.79)           --           (2.79)
   March 31, 2006            43.62        .15          (6.69)           (6.54)          (.65)           --            (.65)
   March 31, 2005            48.98       (.27)         (5.09)           (5.36)            --            --              --
   March 31, 2004*           50.00       (.08)          (.94)           (1.02)            --            --              --

INVERSE MID-CAP FUND H-CLASS
   MARCH 31, 2007            37.04       1.35          (1.82)            (.47)         (2.79)           --           (2.79)
   March 31, 2006            44.01        .83          (7.15)           (6.32)          (.65)           --            (.65)
   March 31, 2005            49.01        .18          (5.18)           (5.00)            --            --              --
   March 31, 2004*           50.00       (.05)          (.94)            (.99)            --            --              --

RUSSELL 2000(R) ADVANTAGE FUND A-CLASS
   MARCH 31, 2007            37.33        .10           1.24             1.34             --         (1.43)          (1.43)
   March 31, 2006            27.54        .04           9.75             9.79             --            --              --
   March 31, 2005            26.22       (.03)          1.51             1.48             --          (.16)           (.16)
   March 31, 2004*           26.22         --             --               --             --            --              --

RUSSELL 2000(R) ADVANTAGE FUND C-CLASS
   MARCH 31, 2007            35.93       (.16)          1.17             1.01             --         (1.43)          (1.43)
   March 31, 2006            26.69       (.21)          9.45             9.24             --            --              --
   March 31, 2005            25.63       (.26)          1.48             1.22             --          (.16)           (.16)
   March 31, 2004            12.75       (.28)         13.16            12.88             --            --              --
   March 31, 2003            22.47       (.15)         (9.53)           (9.68)            --          (.04)           (.04)

RUSSELL 2000(R) ADVANTAGE FUND H-CLASS
   MARCH 31, 2007            37.32        .10           1.23             1.33             --         (1.43)          (1.43)
   March 31, 2006            27.51        .03           9.78             9.81             --            --              --
   March 31, 2005            26.22       (.07)          1.52             1.45             --          (.16)           (.16)
   March 31, 2004            12.94       (.14)         13.42            13.28             --            --              --
   March 31, 2003            22.61       (.03)         (9.60)           (9.63)            --          (.04)           (.04)

RUSSELL 2000(R) FUND A-CLASS
   MARCH 31, 2007*           25.00        .35           2.43             2.78           (.14)           --            (.14)

RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2007*           25.00        .17           2.45             2.62           (.14)           --            (.14)

RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2007*           25.00        .34           2.44             2.78           (.14)           --            (.14)

INVERSE RUSSELL 2000(R) FUND A-CLASS
   MARCH 31, 2007            36.96       1.38          (1.65)            (.27)         (1.69)           --           (1.69)
   March 31, 2006            46.09        .85          (9.26)           (8.41)          (.72)           --            (.72)
   March 31, 2005            48.80       (.02)         (2.69)           (2.71)            --            --              --
   March 31, 2004*           48.80         --             --               --             --            --              --

                                                                            RATIOS TO
                                                                       AVERAGE NET ASSETS:
                                                                ----------------------------------
                           NET INCREASE  NET ASSET                                          NET                   NET ASSETS,
                          (DECREASE) IN    VALUE,      TOTAL                            INVESTMENT  PORTFOLIO       END OF
                            NET ASSET      END OF   INVESTMENT    TOTAL       NET         INCOME     TURNOVER    PERIOD (000'S
YEAR ENDED                    VALUE        PERIOD    RETURN++   EXPENSES    EXPENSES      (LOSS)       RATE         OMITTED)
------------------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP FUND A-CLASS
   MARCH 31, 2007           $  (3.25)     $ 33.78      (1.35)%   1.65%        1.65%       3.52%          --        $     477
   March 31, 2006              (6.98)       37.03     (14.44)%   1.66%        1.66%       2.12%          --              161
   March 31, 2005              (5.00)       44.01     (10.20)%   1.63%        1.63%      (0.13)%         --               61
   March 31, 2004*                --        49.01       0.00%    0.00%**^     0.00%**^    0.00%**        --                1

INVERSE MID-CAP FUND C-CLASS
   MARCH 31, 2007              (3.54)       32.89      (2.19)%   2.40%        2.40%       2.81%          --              801
   March 31, 2006              (7.19)       36.43     (15.05)%   2.41%        2.41%       1.54%          --            1,147
   March 31, 2005              (5.36)       43.62     (10.94)%   2.36%        2.36%      (0.58)%         --            1,011
   March 31, 2004*             (1.02)       48.98      (2.04)%   2.23%**      2.23%**    (1.45)%**       --              137

INVERSE MID-CAP FUND H-CLASS
   MARCH 31, 2007              (3.26)       33.78      (1.38)%   1.66%        1.66%       3.51%          --           15,531
   March 31, 2006              (6.97)       37.04     (14.42)%   1.64%        1.64%       2.01%          --           18,475
   March 31, 2005              (5.00)       44.01     (10.20)%   1.60%        1.60%       0.39%          --           30,073
   March 31, 2004*              (.99)       49.01      (1.98)%   1.54%**      1.54%**    (0.74)%**       --            2,678

RUSSELL 2000(R) ADVANTAGE FUND A-CLASS
   MARCH 31, 2007               (.09)       37.24       3.60%    1.66%        1.66%       0.28%         179%           5,976
   March 31, 2006               9.79        37.33      35.55%    2.06%        1.65%       0.13%         441%           6,789
   March 31, 2005               1.32        27.54       5.63%    1.61%        1.61%      (0.10)%        501%           3,340
   March 31, 2004*                --        26.22       0.00%    0.00%**^     0.00%**^    0.00%**       965%               4

RUSSELL 2000(R) ADVANTAGE FUND C-CLASS
   MARCH 31, 2007               (.42)       35.51       2.81%    2.41%        2.41%      (0.47)%        179%          19,942
   March 31, 2006               9.24        35.93      34.62%    2.81%        2.40%      (0.70)%        441%          31,956
   March 31, 2005               1.06        26.69       4.75%    2.37%        2.37%      (1.00)%        501%          18,915
   March 31, 2004              12.88        25.63     101.02%    2.41%        2.41%      (1.34)%        965%          48,851
   March 31, 2003              (9.72)       12.75     (43.12)%   2.43%        2.43%      (0.91)%        746%          13,530

RUSSELL 2000(R) ADVANTAGE FUND H-CLASS
   MARCH 31, 2007               (.10)       37.22       3.57%    1.66%        1.66%       0.27%         179%          42,861
   March 31, 2006               9.81        37.32      35.66%    2.05%        1.64%       0.10%         441%         170,698
   March 31, 2005               1.29        27.51       5.52%    1.62%        1.62%      (0.26)%        501%          68,084
   March 31, 2004              13.28        26.22     102.63%    1.66%        1.66%      (0.62)%        965%         174,320
   March 31, 2003              (9.67)       12.94     (42.63)%   1.69%        1.69%      (0.20)%        746%          32,101

RUSSELL 2000(R) FUND A-CLASS
   MARCH 31, 2007*              2.64        27.64      11.13%    1.51%**      1.51%**     1.54%**       335%             275

RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2007*              2.48        27.48      10.49%    2.28%**      2.28%**     0.76%**       335%             739

RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2007*              2.64        27.64      11.13%    1.52%**      1.52%**     1.55%**       335%          13,248

INVERSE RUSSELL 2000(R) FUND
   MARCH 31, 2007              (1.96)       35.00      (0.67)%   1.65%        1.65%       3.64%          --            9,905
   March 31, 2006              (9.13)       36.96     (18.40)%   1.63%        1.63%       1.97%          --            1,067
   March 31, 2005              (2.71)       46.09      (5.55)%   1.63%        1.63%      (0.03)%         --              404
   March 31, 2004*                --        48.80       0.00%    0.00%**^     0.00%**^    0.00%**        --                1

 * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- INVERSE MID-CAP FUND C-CLASS AND H-CLASS; MARCH 31, 2004 -- INVERSE MID-CAP FUND A-CLASS, RUSSELL 2000(R) ADVANTAGE FUND A-CLASS AND INVERSE RUSSELL 2000(R) FUND A-CLASS; MAY 31, 2006 -- RUSSELL 2000(R) FUND A-CLASS, C-CLASS, AND H-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

 ^ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 145

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                   NET REALIZED      NET INCREASE
                                                         NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS
                                                           VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET
                                                         BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT
YEAR ENDED                                               OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS      INCOME
------------------------------------------------------------------------------------------------------------------------------------
INVERSE RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2007                                         $ 36.40      $ 1.07       $   (1.60)        $ (0.53)          $ (1.69)
   March 31, 2006                                           45.71         .56           (9.15)          (8.59)             (.72)
   March 31, 2005                                           48.77        (.49)          (2.57)          (3.06)               --
   March 31, 2004*                                          50.00        (.08)          (1.15)          (1.23)               --

INVERSE RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2007                                           36.98        1.36           (1.63)           (.27)            (1.69)
   March 31, 2006                                           46.09         .91           (9.30)          (8.39)             (.72)
   March 31, 2005                                           48.80         .04           (2.75)          (2.71)               --
   March 31, 2004*                                          50.00        (.04)          (1.16)          (1.20)               --

GOVERNMENT LONG BOND ADVANTAGE FUND INVESTOR CLASS
   MARCH 31, 2007                                           10.50         .41             .09             .50              (.41)
   March 31, 2006                                           11.04         .42            (.54)           (.12)             (.42)
   March 31, 2005                                           11.03         .42              --             .42              (.41)
   March 31, 2004                                           10.95         .41             .08             .49              (.41)
   March 31, 2003                                            9.12         .41            1.83            2.24              (.41)

GOVERNMENT LONG BOND ADVANTAGE FUND ADVISOR CLASS
   MARCH 31, 2007                                           10.50         .37             .03             .40              (.36)
   March 31, 2006                                           11.07         .37            (.57)           (.20)             (.37)
   March 31, 2005                                           11.04         .36             .04             .40              (.37)
   March 31, 2004*                                          10.00         .23            1.04            1.27              (.23)

GOVERNMENT LONG BOND ADVANTAGE FUND A-CLASS
   MARCH 31, 2007                                           10.50         .38             .10             .48              (.38)
   March 31, 2006                                           11.07         .40            (.58)           (.18)             (.39)
   March 31, 2005                                           11.05         .39             .02             .41              (.39)
   March 31, 2004*                                          11.05          --              --              --                --

GOVERNMENT LONG BOND ADVANTAGE FUND C-CLASS
   MARCH 31, 2007                                           10.50         .31             .08             .39              (.30)
   March 31, 2006                                           11.07         .31            (.57)           (.26)             (.31)
   March 31, 2005                                           11.05         .31             .02             .33              (.31)
   March 31, 2004                                           10.97         .30             .08             .38              (.30)
   March 31, 2003                                            9.12         .31            1.85            2.16              (.31)

INVERSE GOVERNMENT LONG BOND FUND INVESTOR CLASS
   MARCH 31, 2007                                           19.69        (.09)            .40             .31              (.63)
   March 31, 2006                                           18.94        (.07)            .82             .75                --
   March 31, 2005                                           19.77        (.08)           (.75)           (.83)               --
   March 31, 2004                                           21.23        (.09)          (1.37)          (1.46)               --
   March 31, 2003                                           26.40        (.04)          (5.13)          (5.17)               --

                                                           DISTRIBUTIONS                    NET INCREASE   NET ASSET
                                                              FROM NET                     (DECREASE) IN     VALUE,      TOTAL
                                                              REALIZED         TOTAL          NET ASSET      END OF    INVESTMENT
YEAR ENDED                                                     GAINS       DISTRIBUTIONS        VALUE        PERIOD    RETURN+++
------------------------------------------------------------------------------------------------------------------------------------
INVERSE RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2007                                              $   --         $ (1.69)       $  (2.22)      $ 34.18       (1.40)%
   March 31, 2006                                                  --            (.72)          (9.31)        36.40      (18.95)%
   March 31, 2005                                                  --              --           (3.06)        45.71       (6.27)%
   March 31, 2004*                                                 --              --           (1.23)        48.77       (2.46)%

INVERSE RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2007                                                  --           (1.69)          (1.96)        35.02       (0.67)%
   March 31, 2006                                                  --            (.72)          (9.11)        36.98      (18.36)%
   March 31, 2005                                                  --              --           (2.71)        46.09       (5.55)%
   March 31, 2004*                                                 --              --           (1.20)        48.80       (2.40)%

GOVERNMENT LONG BOND ADVANTAGE FUND INVESTOR CLASS
   MARCH 31, 2007                                                  --            (.41)            .09         10.59        4.87%
   March 31, 2006                                                  --            (.42)           (.54)        10.50       (1.37)%
   March 31, 2005                                                  --            (.41)            .01         11.04        4.04%
   March 31, 2004                                                  --            (.41)            .08         11.03        4.65%
   March 31, 2003                                                  --            (.41)           1.83         10.95       24.93%

GOVERNMENT LONG BOND ADVANTAGE FUND ADVISOR CLASS
   MARCH 31, 2007                                                  --            (.36)            .04         10.54        3.86%
   March 31, 2006                                                  --            (.37)           (.57)        10.50       (2.10)%
   March 31, 2005                                                  --            (.37)            .03         11.07        3.75%
   March 31, 2004*                                                 --            (.23)           1.04         11.04       12.84%

GOVERNMENT LONG BOND ADVANTAGE FUND A-CLASS
   MARCH 31, 2007                                                  --            (.38)            .10         10.60        4.71%
   March 31, 2006                                                  --            (.39)           (.57)        10.50       (1.88)%
   March 31, 2005                                                  --            (.39)            .02         11.07        3.86%
   March 31, 2004*                                                 --              --              --         11.05        0.00%

GOVERNMENT LONG BOND ADVANTAGE FUND C-CLASS
   MARCH 31, 2007                                                  --            (.30)            .09         10.59        3.84%
   March 31, 2006                                                  --            (.31)           (.57)        10.50       (2.61)%
   March 31, 2005                                                  --            (.31)            .02         11.07        3.10%
   March 31, 2004                                                  --            (.30)            .08         11.05        3.59%
   March 31, 2003                                                  --            (.31)           1.85         10.97       23.93%

INVERSE GOVERNMENT LONG BOND FUND INVESTOR CLASS
   MARCH 31, 2007                                                  --            (.63)           (.32)        19.37        1.66%
   March 31, 2006                                                  --              --             .75         19.69        3.96%
   March 31, 2005                                                  --              --            (.83)        18.94       (4.20)%
   March 31, 2004                                                  --              --           (1.46)        19.77       (6.88)%
   March 31, 2003                                                  --              --           (5.17)        21.23      (19.53)%

                                                                           RATIOS TO
                                                                      AVERAGE NET ASSETS:
                                                            ---------------------------------------
                                                                                            NET                        NET ASSETS,
                                                                                         INVESTMENT      PORTFOLIO       END OF
                                                             TOTAL       OPERATING         INCOME        TURNOVER     PERIOD (000'S
YEAR ENDED                                                  EXPENSES     EXPENSES ss.      (LOSS)          RATE          OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
INVERSE RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2007                                            2.40%         2.40%           2.87%            --         $     8,455
   March 31, 2006                                            2.40%         2.40%           1.33%            --               3,164
   March 31, 2005                                            2.39%         2.39%          (0.97)%           --               3,951
   March 31, 2004*                                           2.24%**       2.24%**        (1.42)%**         --                 492

INVERSE RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2007                                            1.65%         1.65%           3.56%            --              48,718
   March 31, 2006                                            1.65%         1.65%           2.14%            --              52,201
   March 31, 2005                                            1.63%         1.63%           0.09%            --              46,832
   March 31, 2004*                                           1.54%**       1.54%**        (0.72)%**         --               5,054

GOVERNMENT LONG BOND ADVANTAGE FUND INVESTOR CLASS
   MARCH 31, 2007                                            0.96%         0.96%           3.92%         1,357%             40,816
   March 31, 2006                                            0.94%         0.94%           3.69%         1,451%             33,223
   March 31, 2005                                            0.93%         0.93%           3.95%           737%             25,992
   March 31, 2004                                            0.95%         0.95%           3.84%         1,143%             25,188
   March 31, 2003                                            0.97%         0.97%           4.00%         2,404%             51,370

GOVERNMENT LONG BOND ADVANTAGE FUND ADVISOR CLASS
   MARCH 31, 2007                                            1.46%         1.46%           3.44%         1,357%             10,815
   March 31, 2006                                            1.42%         1.42%           3.16%         1,451%             21,200
   March 31, 2005                                            1.41%         1.41%           3.32%           737%             53,283
   March 31, 2004*                                           1.45%**       1.45%**         3.21%**       1,143%             46,690

GOVERNMENT LONG BOND ADVANTAGE FUND A-CLASS
   MARCH 31, 2007                                            1.22%         1.22%           3.64%         1,357%             11,460
   March 31, 2006                                            1.17%         1.17%           3.45%         1,451%              1,503
   March 31, 2005                                            1.15%         1.15%           3.63%           737%              1,703
   March 31, 2004*                                           0.00%**^      0.00%**^        0.00%**       1,143%                  1

GOVERNMENT LONG BOND ADVANTAGE FUND C-CLASS
   MARCH 31, 2007                                            1.96%         1.96%           2.93%         1,357%             15,640
   March 31, 2006                                            1.93%         1.93%           2.69%         1,451%              7,293
   March 31, 2005                                            1.92%         1.92%           2.86%           737%             11,005
   March 31, 2004                                            1.96%         1.96%           2.85%         1,143%              3,828
   March 31, 2003                                            1.95%         1.95%           2.86%         2,404%              2,163

INVERSE GOVERNMENT LONG BOND FUND INVESTOR CLASS
   MARCH 31, 2007                                            4.97%++       1.36%++         3.68%#          192%***         313,117
   March 31, 2006                                            4.66%++       1.33%++        (0.40)%#         179%***         768,588
   March 31, 2005                                            5.11%++       1.32%++        (0.40)%#         101%***       1,472,040
   March 31, 2004                                            5.57%++       1.38%++        (0.45)%#         187%***         898,294
   March 31, 2003                                            5.65%++       1.41%++        (0.45)%#          --             128,958

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1 , 2003 -- GOVERNMENT LONG BOND ADVANTAGE FUND ADVISOR CLASS; FEBRUARY 20, 2004 -- INVERSE RUSSELL 2000 FUND C-CLASS AND H-CLASS; MARCH 31, 2004 -- GOVERNMENT LONG BOND ADVANTAGE FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE CORRESPONDS TO THE MASTER PORTFOLIO FOR THE INVERSE GOVERNMENT LONG BOND FUND.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  ^ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

ss.   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

  # NET INVESTMENT INCOME/LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158.


146 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                       NET REALIZED    NET INCREASE
                                                NET ASSET    NET            AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                                  VALUE,  INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET        FROM NET
                                                BEGINNING   INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT       REALIZED
YEAR ENDED                                      OF PERIOD  (LOSS)+    ON INVESTMENTS  FROM OPERATIONS     INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND ADVISOR CLASS
   MARCH 31, 2007                               $   19.43 $     (.18) $          .39  $           .21  $        (.63) $          --
   March 31, 2006                                   18.79       (.16)            .80              .64             --             --
   March 31, 2005                                   19.71       (.17)           (.75)            (.92)            --             --
   March 31, 2004*                                  22.41       (.13)          (2.57)           (2.70)            --             --

INVERSE GOVERNMENT LONG BOND FUND A-CLASS
   MARCH 31, 2007                                   19.52       (.14)            .41              .27           (.63)            --
   March 31, 2006                                   18.84       (.12)            .80              .68             --             --
   March 31, 2005                                   19.71       (.13)           (.74)            (.87)            --             --
   March 31, 2004*                                  19.71         --              --               --             --             --

INVERSE GOVERNMENT LONG BOND FUND C-CLASS
   MARCH 31, 2007                                   18.78       (.27)            .38              .11           (.63)            --
   March 31, 2006                                   18.25       (.25)            .78              .53             --             --
   March 31, 2005                                   19.24       (.27)           (.72)            (.99)            --             --
   March 31, 2004                                   20.88       (.29)          (1.35)           (1.64)            --             --
   March 31, 2003                                   26.16       (.17)          (5.11)           (5.28)            --             --

EUROPE ADVANTAGE FUND A-CLASS
   MARCH 31, 2007                                   20.06        .54            3.65             4.19           (.12)            --
   March 31, 2006                                   17.14        .18            3.06             3.24             --           (.32)
   March 31, 2005                                   14.98        .05            2.59             2.64           (.47)          (.01)
   March 31, 2004*                                  14.98         --              --               --             --             --

EUROPE ADVANTAGE FUND C-CLASS
   MARCH 31, 2007                                   19.25        .39            3.46             3.85           (.12)            --
   March 31, 2006                                   16.57        .10            2.90             3.00             --           (.32)
   March 31, 2005                                   14.62       (.09)           2.52             2.43           (.47)          (.01)
   March 31, 2004                                    9.74      (1.18)           6.77             5.59             --           (.71)
   March 31, 2003                                   15.22       (.10)          (5.38)           (5.48)            --             --

EUROPE ADVANTAGE FUND H-CLASS
   MARCH 31, 2007                                   20.06        .59            3.61             4.20           (.12)            --
   March 31, 2006                                   17.13        .22            3.03             3.25             --           (.32)
   March 31, 2005                                   14.98        .05            2.58             2.63           (.47)          (.01)
   March 31, 2004                                    9.88      (1.65)           7.46             5.81             --           (.71)
   March 31, 2003                                   15.30       (.02)          (5.40)           (5.42)            --             --

                                                                             NET INCREASE   NET ASSET
                                                                            (DECREASE) IN     VALUE,         TOTAL
                                                                TOTAL         NET ASSET       END OF      INVESTMENT
YEAR ENDED                                                  DISTRIBUTIONS       VALUE         PERIOD       RETURN+++
---------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND ADVISOR CLASS
   MARCH 31, 2007                                           $        (.63)  $        (.42)  $   19.01         1.17%
   March 31, 2006                                                      --             .64       19.43         3.41%
   March 31, 2005                                                      --            (.92)      18.79        (4.67)%
   March 31, 2004*                                                     --           (2.70)      19.71       (12.05)%

INVERSE GOVERNMENT LONG BOND FUND A-CLASS
   MARCH 31, 2007                                                    (.63)           (.36)      19.16         1.47%
   March 31, 2006                                                      --             .68       19.52         3.61%
   March 31, 2005                                                      --            (.87)      18.84        (4.41)%
   March 31, 2004*                                                     --              --       19.71         0.00%^

INVERSE GOVERNMENT LONG BOND FUND C-CLASS
   MARCH 31, 2007                                                    (.63)           (.52)      18.26         0.67%
   March 31, 2006                                                      --             .53       18.78         2.90%
   March 31, 2005                                                      --            (.99)      18.25        (5.15)%
   March 31, 2004                                                      --           (1.64)      19.24        (7.85)%
   March 31, 2003                                                      --           (5.28)      20.88       (20.13)%

EUROPE ADVANTAGE FUND A-CLASS
   MARCH 31, 2007                                                    (.12)           4.07       24.13        20.90%
   March 31, 2006                                                    (.32)           2.92       20.06        19.10%
   March 31, 2005                                                    (.48)           2.16       17.14        17.56%
   March 31, 2004*                                                     --              --       14.98         0.00%

EUROPE ADVANTAGE FUND C-CLASS
   MARCH 31, 2007                                                    (.12)           3.73       22.98        20.01%
   March 31, 2006                                                    (.32)           2.68       19.25        18.30%
   March 31, 2005                                                    (.48)           1.95       16.57        16.55%
   March 31, 2004                                                    (.71)           4.88       14.62        57.29%
   March 31, 2003                                                      --           (5.48)       9.74       (36.01)%

EUROPE ADVANTAGE FUND H-CLASS
   MARCH 31, 2007                                                    (.12)           4.08       24.14        20.95%
   March 31, 2006                                                    (.32)           2.93       20.06        19.17%
   March 31, 2005                                                    (.48)           2.15       17.13        17.49%
   March 31, 2004                                                    (.71)           5.10       14.98        58.72%
   March 31, 2003                                                      --           (5.42)       9.88       (35.42)%

                                                                            RATIOS TO
                                                                       AVERAGE NET ASSETS:
                                                  ------------------------------------------------------------------
                                                                                                             NET
                                                                                                         INVESTMENT
                                                       TOTAL          NET               OPERATING          INCOME
YEAR ENDED                                           EXPENSES       EXPENSES           EXPENSES ss.        (LOSS)
--------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND ADVISOR CLASS
   MARCH 31, 2007                                     5.47%++        5.47%++             1.86%++           3.18%#
   March 31, 2006                                     5.16%++        5.16%++             1.83%++          (0.90)%#
   March 31, 2005                                     5.61%++        5.61%++             1.82%++          (0.90)%#
   March 31, 2004*                                    6.05%**++      6.05%**++           1.86%**++        (0.93)%**#

INVERSE GOVERNMENT LONG BOND FUND A-CLASS
   MARCH 31, 2007                                     5.22%++        5.22%++             1.61%++           3.43%#
   March 31, 2006                                     4.91%++        4.91%++             1.58%++          (0.65)%#
   March 31, 2005                                     5.35%++        5.35%++             1.56%++          (0.64)%#
   March 31, 2004*                                    0.00%**++^     0.00%**++^          0.00%**++^        0.00%**#

INVERSE GOVERNMENT LONG BOND FUND C-CLASS
   MARCH 31, 2007                                     5.97%++        5.97%++             2.36%++           2.68%#
   March 31, 2006                                     5.66%++        5.66%++             2.33%++          (1.40)%#
   March 31, 2005                                     6.11%++        6.11%++             2.32%++          (1.40)%#
   March 31, 2004                                     6.57%++        6.57%++             2.38%++          (1.45)%#
   March 31, 2003                                     6.64%++        6.64%++             2.40%++          (1.64)%#

EUROPE ADVANTAGE FUND A-CLASS
   MARCH 31, 2007                                     1.54%          1.54%               1.54%             2.33%
   March 31, 2006                                     1.67%          1.66%               1.66%             1.02%
   March 31, 2005                                     1.62%          1.62%               1.62%             0.29%
   March 31, 2004*                                    0.00%**^       0.00%**^            0.00%**^          0.00%**

EUROPE ADVANTAGE FUND C-CLASS
   MARCH 31, 2007                                     2.40%          2.40%               2.40%             1.85%
   March 31, 2006                                     2.42%          2.41%               2.41%             0.59%
   March 31, 2005                                     2.37%          2.37%               2.37%            (0.57)%
   March 31, 2004                                     2.47%          2.47%               2.47%            (8.31)%
   March 31, 2003                                     2.45%          2.45%               2.45%            (0.96)%

EUROPE ADVANTAGE FUND H-CLASS
   MARCH 31, 2007                                     1.66%          1.66%               1.66%             2.63%
   March 31, 2006                                     1.64%          1.63%               1.63%             1.21%
   March 31, 2005                                     1.61%          1.61%               1.61%             0.28%
   March 31, 2004                                     1.73%          1.73%               1.73%           (11.25)%
   March 31, 2003                                     1.68%          1.68%               1.68%            (0.13)%

                                                                       NET ASSETS,
                                                         PORTFOLIO       END OF
                                                          TURNOVER    PERIOD (000'S
YEAR ENDED                                                  RATE         -OMITTED)
-----------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND ADVISOR CLASS
   MARCH 31, 2007                                          192%***     $   43,782
   March 31, 2006                                          179%***         99,546
   March 31, 2005                                          101%***        232,541
   March 31, 2004*                                         187%***         52,298

INVERSE GOVERNMENT LONG BOND FUND A-CLASS
   MARCH 31, 2007                                          192%***         69,606
   March 31, 2006                                          179%***        124,679
   March 31, 2005                                          101%***        177,178
   March 31, 2004*                                         187%***          5,057

INVERSE GOVERNMENT LONG BOND FUND C-CLASS
   MARCH 31, 2007                                          192%***        213,175
   March 31, 2006                                          179%***        533,862
   March 31, 2005                                          101%***        893,249
   March 31, 2004                                          187%***        489,918
   March 31, 2003                                           --             60,969

EUROPE ADVANTAGE FUND A-CLASS
   MARCH 31, 2007                                          373%            10,892
   March 31, 2006                                          454%             1,378
   March 31, 2005                                           --                180
   March 31, 2004*                                          --                  1

EUROPE ADVANTAGE FUND C-CLASS
   MARCH 31, 2007                                          373%             9,539
   March 31, 2006                                          454%             8,703
   March 31, 2005                                           --              5,717
   March 31, 2004                                           --              1,999
   March 31, 2003                                           --              1,957

EUROPE ADVANTAGE FUND H-CLASS
   MARCH 31, 2007                                          373%            57,887
   March 31, 2006                                          454%            46,066
   March 31, 2005                                           --             62,957
   March 31, 2004                                           --             35,914
   March 31, 2003                                           --              4,698

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- INVERSE GOVERNMENT LONG BOND FUND ADVISOR CLASS; MARCH 31, 2004 -- INVERSE GOVERNMENT LONG BOND FUND A-CLASS AND EUROPE ADVANTAGE FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE CORRESPONDS TO THE MASTER PORTFOLIO FOR THE INVERSE GOVERNMENT LONG BOND FUND.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  ^ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

ss.   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

  # NET INVESTMENT INCOME/LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 147

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                              NET REALIZED     NET INCREASE
                      NET ASSET      NET          AND           (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                        VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET      FROM NET       FROM NET
                      BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL
YEAR ENDED            OF PERIOD    (LOSS)+   ON INVESTMENTS  FROM OPERATIONS      INCOME         GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
JAPAN ADVANTAGE FUND A-CLASS
   MARCH 31, 2007       $40.61    $   .98       $  (1.58)        $   (.60)     $ (1.28)        $ (14.79)      $ (16.07)
   March 31, 2006        29.20        .74          10.67            11.41           --               --             --
   March 31, 2005        34.60        .05          (3.96)           (3.91)        (.56)            (.93)         (1.49)
   March 31, 2004*       34.60         --             --               --           --               --             --

JAPAN ADVANTAGE FUND C-CLASS
   MARCH 31, 2007        39.47        .80          (1.66)            (.86)       (1.28)          (14.79)        (16.07)
   March 31, 2006        28.61        .12          10.74            10.86           --               --             --
   March 31, 2005        34.18       (.25)         (3.83)           (4.08)        (.56)            (.93)         (1.49)
   March 31, 2004        18.96       (.80)         16.26            15.46           --             (.24)          (.24)
   March 31, 2003++      27.24       (.18)         (8.10)           (8.28)          --               --             --

JAPAN ADVANTAGE FUND H-CLASS
   MARCH 31, 2007        40.64       1.08          (1.68)            (.60)       (1.28)          (14.79)        (16.07)
   March 31, 2006        29.22        .76          10.66            11.42           --               --             --
   March 31, 2005        34.60       (.05)         (3.84)           (3.89)        (.56)            (.93)         (1.49)
   March 31, 2004        19.05       (.40)         16.19            15.79           --             (.24)          (.24)
   March 31, 2003++      27.27       (.03)         (8.19)           (8.22)          --               --             --

SMALL-CAP VALUE FUND A-CLASS
   MARCH 31, 2007        33.40        .23           1.94             2.17           --             (.03)          (.03)
   March 31, 2006        28.22       (.03)          5.71             5.68           --             (.50)          (.50)
   March 31, 2005*       25.28       (.06)          3.13             3.07           --             (.13)          (.13)

SMALL-CAP VALUE FUND C-CLASS
   MARCH 31, 2007        32.85       (.05)          1.91             1.86           --             (.03)          (.03)
   March 31, 2006        28.01       (.18)          5.52             5.34           --             (.50)          (.50)
   March 31, 2005        25.59       (.24)          2.79             2.55           --             (.13)          (.13)
   March 31, 2004*       25.00       (.05)           .64              .59           --               --             --

SMALL-CAP VALUE FUND H-CLASS
   MARCH 31, 2007        33.38        .15           2.01             2.16           --             (.03)          (.03)
   March 31, 2006        28.24        .06           5.58             5.64           --             (.50)          (.50)
   March 31, 2005        25.62       (.01)          2.76             2.75           --             (.13)          (.13)
   March 31, 2004*       25.00       (.01)           .63              .62           --               --             --

MID-CAP VALUE FUND A-CLASS
   MARCH 31, 2007        31.83        .34           4.57             4.91           --             (.16)          (.16)
   March 31, 2006        27.49        .06           4.47             4.53          (--)ss.         (.19)          (.19)
   March 31, 2005*       24.58        .11           2.91             3.02          (--)ss.         (.11)          (.11)

MID-CAP VALUE FUND C-CLASS
   MARCH 31, 2007        31.34        .11           4.46             4.57           --             (.16)          (.16)
   March 31, 2006        27.29       (.10)          4.34             4.24          (--)ss.         (.19)          (.19)
   March 31, 2005        25.11       (.07)          2.36             2.29          (--)ss.         (.11)          (.11)
   March 31, 2004*       25.00       (.02)           .13              .11           --               --             --

                                                                                 RATIOS TO
                                                                             AVERAGE NET ASSETS:
                                                                      ---------------------------------

                       NET INCREASE  NET ASSET                                       NET                  NET ASSETS,
                      (DECREASE) IN    VALUE,      TOTAL                         INVESTMENT   PORTFOLIO      END OF
                        NET ASSET      END OF   INVESTMENT    TOTAL      NET       INCOME      TURNOVER  PERIOD (000'S
YEAR ENDED                 VALUE       PERIOD    RETURN+++  EXPENSES  EXPENSES      (LOSS)       RATE       OMITTED)
----------------------------------------------------------------------------------------------------------------------
JAPAN ADVANTAGE FUND A-CLASS
   MARCH 31, 2007       $ (16.67)     $ 23.94      0.08%     1.64%     1.64%       3.39%          --       $  11,259
   March 31, 2006          11.41        40.61     39.08%     1.67%     1.66%       2.20%          --           3,432
   March 31, 2005          (5.40)       29.20    (11.31)%    1.62%     1.62%       0.15%          --             280
   March 31, 2004*            --        34.60      0.00%     0.00%**^  0.00%**^    0.00%**^       --              55

JAPAN ADVANTAGE FUND C-CLASS
   MARCH 31, 2007         (16.93)       22.54     (0.66)%    2.40%     2.40%       2.51%          --           8,243
   March 31, 2006          10.86        39.47     37.96%     2.43%     2.42%       1.49%          --          13,082
   March 31, 2005          (5.57)       28.61    (11.96)%    2.38%     2.38%      (0.83)%         --           3,381
   March 31, 2004          15.22        34.18     81.72%     2.42%     2.42%      (2.85)%         --           5,572
   March 31, 2003++        (8.28)       18.96    (30.40)%    2.36%     2.36%      (0.68)%         --               9

JAPAN ADVANTAGE FUND H-CLASS
   MARCH 31, 2007         (16.67)       23.97      0.08%     1.66%     1.66%       3.21%          --          50,265
   March 31, 2006          11.42        40.64     39.08%     1.67%     1.66%       2.19%          --         111,896
   March 31, 2005          (5.38)       29.22    (11.25)%    1.63%     1.63%      (0.17)%         --          34,972
   March 31, 2004          15.55        34.60     83.07%     1.66%     1.66%       1.46%          --         177,760
   March 31, 2003++        (8.22)       19.05    (30.14)%    1.69%     1.69%      (0.06)%         --           2,683

SMALL-CAP VALUE FUND A-CLASS
   MARCH 31, 2007           2.14        35.54      6.49%     1.51%     1.51%       0.66%         728%          3,929
   March 31, 2006           5.18        33.40     20.35%     1.46%     1.46%      (0.11)%        806%            335
   March 31, 2005*          2.94        28.22     12.14%     1.43%**   1.43%**    (0.37)%**      744%            714

SMALL-CAP VALUE FUND C-CLASS
   MARCH 31, 2007           1.83        34.68      5.65%     2.26%     2.26%      (0.16)%        728%          2,268
   March 31, 2006           4.84        32.85     19.29%     2.27%     2.27%      (0.60)%        806%         18,779
   March 31, 2005           2.42        28.01      9.96%     2.21%     2.21%      (0.89)%        744%         12,119
   March 31, 2004*           .59        25.59      2.36%     2.11%**   2.11%**    (1.68)%**      177%          2,207

SMALL-CAP VALUE FUND H-CLASS
   MARCH 31, 2007           2.13        35.51      6.46%     1.52%     1.52%       0.46%         728%         10,478
   March 31, 2006           5.14        33.38     20.20%     1.50%     1.50%       0.19%         806%        102,448
   March 31, 2005           2.62        28.24     10.73%     1.47%     1.47%      (0.04)%        744%         75,748
   March 31, 2004*           .62        25.62      2.48%     1.41%**   1.41%**    (0.21)%**      177%         19,900

MID-CAP VALUE FUND A-CLASS
   MARCH 31, 2007           4.75        36.58     15.45%     1.53%     1.53%       1.00%         625%          4,744
   March 31, 2006           4.34        31.83     16.51%     1.48%     1.48%       0.21%         558%          1,480
   March 31, 2005*          2.91        27.49     12.29%     1.42%**   1.42%**     0.69%**       731%            312

MID-CAP VALUE FUND C-CLASS
   MARCH 31, 2007           4.41        35.75     14.61%     2.28%     2.28%       0.33%         625%          8,326
   March 31, 2006           4.05        31.34     15.57%     2.25%     2.25%      (0.35)%        558%          7,270
   March 31, 2005           2.18        27.29      9.12%     2.21%     2.21%      (0.28)%        731%          8,831
   March 31, 2004*           .11        25.11      0.44%     2.11%**   2.11%**    (0.50)%**      172%            710

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- SMALL-CAP VALUE FUND C-CLASS AND H-CLASS, MID-CAP VALUE FUND C-CLASS; MARCH 31, 2004 -- JAPAN ADVANTAGE FUND A-CLASS; SEPTEMBER 1, 2004 -- SMALL-CAP VALUE FUND A-CLASS AND MID-CAP VALUE FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ JAPAN ADVANTAGE FUND -- PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

ss.   LESS THAN $.01 PER SHARE.

  ^ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


148 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                              NET REALIZED     NET INCREASE
                      NET ASSET      NET           AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                        VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET      FROM NET       FROM NET
                      BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL
YEAR ENDED            OF PERIOD    (LOSS)+   ON INVESTMENTS  FROM OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND H-CLASS
   MARCH 31, 2007       $31.82    $  .46         $  4.46         $  4.92        $  --            $ (.16)       $  (.16)
   March 31, 2006        27.49       .07            4.45            4.52          (--)ss.          (.19)          (.19)
   March 31, 2005        25.13       .21            2.26            2.47          (--)ss.          (.11)          (.11)
   March 31, 2004*       25.00       .01             .12             .13           --                --             --

LARGE-CAP VALUE FUND A-CLASS
   MARCH 31, 2007        29.12       .37            4.33            4.70         (.21)             (.15)          (.36)
   March 31, 2006        26.56       .19            2.77            2.96           --              (.40)          (.40)
   March 31, 2005*       24.68       .12            1.81            1.93          (--)ss.          (.05)          (.05)

LARGE-CAP VALUE FUND C-CLASS
   MARCH 31, 2007        28.67       .09            4.28            4.37         (.21)             (.15)          (.36)
   March 31, 2006        26.38       .04            2.65            2.69           --              (.40)          (.40)
   March 31, 2005        24.85       .01            1.57            1.58          (--)ss.          (.05)          (.05)
   March 31, 2004*       25.00      (.02)           (.13)           (.15)          --                --             --

LARGE-CAP VALUE FUND H-CLASS
   MARCH 31, 2007        29.12       .35            4.35            4.70         (.21)             (.15)          (.36)
   March 31, 2006        26.56       .23            2.73            2.96           --              (.40)          (.40)
   March 31, 2005        24.87       .16            1.58            1.74          (--)ss.          (.05)          (.05)
   March 31, 2004*       25.00       .01            (.14)           (.13)          --                --             --

SMALL-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007        32.25      (.29)            .65             .36           --                --             --
   March 31, 2006        27.96      (.18)           5.27            5.09           --              (.80)          (.80)
   March 31, 2005*       24.43      (.12)           3.90            3.78           --              (.25)          (.25)

SMALL-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007        31.82      (.58)            .70             .12           --                --             --
   March 31, 2006        27.78      (.47)           5.31            4.84           --              (.80)          (.80)
   March 31, 2005        25.33      (.44)           3.14            2.70           --              (.25)          (.25)
   March 31, 2004*       25.00      (.04)            .37             .33           --                --             --

SMALL-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007        32.27      (.33)            .68             .35           --                --             --
   March 31, 2006        27.97      (.22)           5.32            5.10           --              (.80)          (.80)
   March 31, 2005        25.34      (.23)           3.11            2.88           --              (.25)          (.25)
   March 31, 2004*       25.00      (.02)            .36             .34           --                --             --

MID-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007        31.94      (.08)            .48             .40           --             (1.62)         (1.62)
   March 31, 2006        26.85      (.17)           5.39            5.22           --              (.13)          (.13)
   March 31, 2005*       23.91      (.09)           3.04            2.95           --              (.01)          (.01)

MID-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007        31.47      (.42)            .58             .16           --             (1.62)         (1.62)
   March 31, 2006        26.66      (.42)           5.36            4.94           --              (.13)          (.13)
   March 31, 2005        25.15      (.37)           1.89            1.52           --              (.01)          (.01)
   March 31, 2004*       25.00      (.05)            .20             .15           --                --             --

                                                                 RATIOS TO
                                                            AVERAGE NET ASSETS:
                                                            -------------------
                       NET INCREASE  NET ASSET                            NET                 NET ASSETS,
                      (DECREASE) IN    VALUE,      TOTAL              INVESTMENT  PORTFOLIO      END OF
                        NET ASSET      END OF   INVESTMENT    TOTAL     INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED                VALUE        PERIOD    RETURN++   EXPENSES    (LOSS)       RATE       OMITTED)
-----------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND H-CLASS
   MARCH 31, 2007        $  4.76      $ 36.58     15.49%     1.52%      1.39%         625%     $  76,513
   March 31, 2006           4.33        31.82     16.47%     1.48%      0.25%         558%        31,340
   March 31, 2005           2.36        27.49      9.83%     1.46%      0.77%         731%       115,660
   March 31, 2004*           .13        25.13      0.52%     1.41%**    0.19%**       172%        18,064

LARGE-CAP VALUE FUND A-CLASS
   MARCH 31, 2007           4.34        33.46     16.21%     1.50%      1.17%         389%         5,348
   March 31, 2006           2.56        29.12     11.20%     1.47%      0.70%        1054%           713
   March 31, 2005*          1.88        26.56      7.82%     1.43%**    0.77%**       747%           211

LARGE-CAP VALUE FUND C-CLASS
   MARCH 31, 2007           4.01        32.68     15.31%     2.27%      0.29%         389%        21,075
   March 31, 2006           2.29        28.67     10.25%     2.26%      0.14%       1,054%         4,344
   March 31, 2005           1.53        26.38      6.35%     2.20%      0.03%         747%         4,636
   March 31, 2004*          (.15)       24.85     (0.60)%    2.10%**   (0.53)%**      202%         2,612

LARGE-CAP VALUE FUND H-CLASS
   MARCH 31, 2007           4.34        33.46     16.21%     1.51%      1.12%         389%       184,082
   March 31, 2006           2.56        29.12     11.20%     1.49%      0.82%       1,054%        56,005
   March 31, 2005           1.69        26.56      6.99%     1.47%      0.63%         747%        24,974
   March 31, 2004*          (.13)       24.87     (0.52)%    1.41%**    0.34%**       202%         8,094

SMALL-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007            .36        32.61      1.12%     1.56%     (0.93)%        623%         1,408
   March 31, 2006           4.29        32.25     18.41%     1.47%     (0.61)%      1,003%           943
   March 31, 2005*          3.53        27.96     15.49%     1.43%**   (0.74)%**      983%            76

SMALL-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007            .12        31.94      0.38%     2.32%     (1.83)%        623%         7,570
   March 31, 2006           4.04        31.82     17.63%     2.27%     (1.57)%      1,003%         5,972
   March 31, 2005           2.45        27.78     10.68%     2.21%     (1.58)%        983%         2,710
   March 31, 2004*           .33        25.33      1.32%     2.08%**   (1.31)%**      117%         2,505

SMALL-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007            .35        32.62      1.08%     1.53%     (1.05)%        623%        18,171
   March 31, 2006           4.30        32.27     18.44%     1.50%     (0.73)%      1,003%        73,489
   March 31, 2005           2.63        27.97     11.38%     1.46%     (0.84)%        983%        26,145
   March 31, 2004*           .34        25.34      1.36%     1.41%**   (0.85)%**      117%         2,544

MID-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007          (1.22)       30.72      1.36%     1.51%     (0.25)%        537%         2,777
   March 31, 2006           5.09        31.94     19.47%     1.48%     (0.60)%        681%         1,530
   March 31, 2005*          2.94        26.85     12.33%     1.46%**   (0.58)%**    1,211%           553

MID-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007          (1.46)       30.01      0.60%     2.27%     (1.40)%        537%         5,316
   March 31, 2006           4.81        31.47     18.55%     2.26%     (1.43)%        681%         3,305
   March 31, 2005           1.51        26.66      6.04%     2.21%     (1.43)%      1,211%         2,313
   March 31, 2004*           .15        25.15      0.60%     2.10%**   (1.50)%**      356%         1,172

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- MID-CAP VALUE FUND H-CLASS, LARGE-CAP VALUE FUND C-CLASS AND H-CLASS, SMALL-CAP GROWTH FUND C-CLASS AND H-CLASS AND MID-CAP GROWTH FUND C-CLASS; SEPTEMBER 1, 2004 -- LARGE-CAP VALUE FUND A-CLASS, SMALL-CAP GROWTH FUND A-CLASS, MID-CAP GROWTH FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

ss.   LESS THAN $.01 PER SHARE.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 149

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                            NET REALIZED     NET INCREASE
                    NET ASSET     NET            AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                      VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET     FROM NET        FROM NET
                    BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT       REALIZED        TOTAL
YEAR ENDED          OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007    $ 31.95     $ (.24)      $   .66          $   .42         $    --       $  (1.62)     $  (1.62)
   March 31, 2006      26.86       (.19)         5.41             5.22              --           (.13)         (.13)
   March 31, 2005      25.17       (.17)         1.87             1.70              --           (.01)         (.01)
   March 31, 2004*     25.00       (.02)          .19              .17              --             --            --

LARGE-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007      26.11       (.13)         1.19             1.06              --             --            --
   March 31, 2006      24.48       (.07)         1.72             1.65              --           (.02)         (.02)
   March 31, 2005*     23.44        .09           .95             1.04              --            (--)ss.       (--)ss.

LARGE-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007      25.74       (.37)         1.20              .83              --             --            --
   March 31, 2006      24.30       (.26)         1.72             1.46              --           (.02)         (.02)
   March 31, 2005      24.18       (.01)          .13              .12              --            (--)ss.       (--)ss.
   March 31, 2004*     25.00       (.05)         (.77)            (.82)             --             --            --

LARGE-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007      26.11       (.14)         1.19             1.05              --             --            --
   March 31, 2006      24.49       (.05)         1.69             1.64              --           (.02)         (.02)
   March 31, 2005      24.18        .37          (.06)             .31              --            (--)ss.       (--)ss.
   March 31, 2004*     25.00         --          (.82)            (.82)             --             --            --

DYNAMIC STRENGTHENING DOLLAR FUND A-CLASS
   MARCH 31, 2007      27.74        .91         (3.30)           (2.39)             --             --            --
   March 31, 2006*     25.00        .50          2.37             2.87            (.13)            --          (.13)

DYNAMIC STRENGTHENING DOLLAR FUND C-CLASS
   MARCH 31, 2007      27.56        .70         (3.27)           (2.57)             --             --            --
   March 31, 2006*     25.00        .36          2.33             2.69            (.13)            --          (.13)

DYNAMIC STRENGTHENING DOLLAR FUND H-CLASS
   MARCH 31, 2007      27.71        .90         (3.28)           (2.38)             --             --            --
   March 31, 2006*     25.00        .51          2.33             2.84            (.13)            --          (.13)

DYNAMIC WEAKENING DOLLAR FUND A-CLASS
   MARCH 31, 2007      22.70        .91          2.57             3.48              --             --            --
   March 31, 2006*     25.00        .51         (2.67)           (2.16)           (.14)            --          (.14)

DYNAMIC WEAKENING DOLLAR FUND C-CLASS
   MARCH 31, 2007      22.55        .71          2.55             3.26              --             --            --
   March 31, 2006*     25.00        .34         (2.65)           (2.31)           (.14)            --          (.14)

DYNAMIC WEAKENING DOLLAR FUND H-CLASS
   MARCH 31, 2007      22.69        .90          2.59             3.49              --             --            --
   March 31, 2006*     25.00        .49         (2.66)           (2.17)           (.14)            --          (.14)

                                                               RATIOS TO
                                                          AVERAGE NET ASSETS:
                                                          --------------------
                    NET INCREASE   NET ASSET                            NET                 NET ASSETS,
                    (DECREASE) IN   VALUE,      TOTAL               INVESTMENT  PORTFOLIO     END OF
                      NET ASSET     END OF    INVESTMENT   TOTAL      INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED              VALUE       PERIOD     RETURN++   EXPENSES    (LOSS)       RATE      OMITTED)
--------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007      $ (1.20)     $ 30.75      1.42%     1.52%     (0.80)%       537%      $   7,715
   March 31, 2006         5.09        31.95     19.46%     1.50%     (0.63)%       681%         48,888
   March 31, 2005         1.69        26.86      6.75%     1.46%     (0.66)%     1,211%         23,733
   March 31, 2004*         .17        25.17      0.68%     1.41%**   (0.75)%**     356%            625

LARGE-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007         1.06        27.17      4.06%     1.52%     (0.51)%     1,029%          2,675
   March 31, 2006         1.63        26.11      6.76%     1.48%     (0.29)%     1,276%            914
   March 31, 2005*        1.04        24.48      4.45%     1.45%**    0.62%**    2,018%             74

LARGE-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007          .83        26.57      3.22%     2.28%     (1.44)%     1,029%          3,743
   March 31, 2006         1.44        25.74      6.03%     2.23%     (1.04)%     1,276%          5,249
   March 31, 2005          .12        24.30      0.51%     2.20%     (0.06)%     2,018%         19,703
   March 31, 2004*        (.82)       24.18     (3.28)%    2.08%**   (1.25)%**     296%             --

LARGE-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007         1.05        27.16      4.02%     1.52%     (0.53)%     1,029%         49,087
   March 31, 2006         1.62        26.11      6.71%     1.49%     (0.19)%     1,276%         32,258
   March 31, 2005          .31        24.49      1.30%     1.47%      1.52%      2,018%         11,762
   March 31, 2004*        (.82)       24.18     (3.28)%    1.41%**   (0.16)%**     296%            793

DYNAMIC STRENGTHENING DOLLAR FUND A-CLASS
   MARCH 31, 2007        (2.39)       25.35     (8.62)%    1.66%      3.53%          --            108
   March 31, 2006*        2.74        27.74     11.47%     1.68%**    2.17%**        --             91

DYNAMIC STRENGTHENING DOLLAR FUND C-CLASS
   MARCH 31, 2007        (2.57)       24.99     (9.33)%    2.40%      2.75%          --          2,630
   March 31, 2006*        2.56        27.56     10.75%     2.41%**    1.51%**        --            769

DYNAMIC STRENGTHENING DOLLAR FUND H-CLASS
   MARCH 31, 2007        (2.38)       25.33     (8.59)%    1.66%      3.47%          --         11,946
   March 31, 2006*        2.71        27.71     11.35%     1.66%**    2.19%**        --          7,270

DYNAMIC WEAKENING DOLLAR FUND A-CLASS
   MARCH 31, 2007         3.48        26.18     15.33%     1.65%      3.63%          --         21,502
   March 31, 2006*       (2.30)       22.70     (8.65)%    1.70%**    2.66%**        --          2,989

DYNAMIC WEAKENING DOLLAR FUND C-CLASS
   MARCH 31, 2007         3.26        25.81     14.46%     2.40%      2.87%          --         14,160
   March 31, 2006*       (2.45)       22.55     (9.25)%    2.46%**    1.79%**        --          3,916

DYNAMIC WEAKENING DOLLAR FUND H-CLASS
   MARCH 31, 2007         3.49        26.18     15.38%     1.65%      3.60%          --        110,480
   March 31, 2006*       (2.31)       22.69     (8.69)%    1.68%**    2.53%**        --         51,710

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- MID-CAP GROWTH FUND H-CLASS, LARGE-CAP GROWTH FUND C-CLASS AND H-CLASS; SEPTEMBER 1, 2004 -- LARGE-CAP GROWTH FUND A-CLASS; MAY 25, 2005 -- DYNAMIC WEAKENING DOLLAR FUND A-CLASS, C-CLASS AND H-CLASS, DYNAMIC STRENGTHENING DOLLAR FUND A-CLASS, C-CLASS AND H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

ss.   LESS THAN $.01 PER SHARE.


150 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS  (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                            NET REALIZED     NET INCREASE
                    NET ASSET                    AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                      VALUE,      NET        UNREALIZED      IN NET ASSET     FROM NET        FROM NET
                    BEGINNING  INVESTMENT  GAINS (LOSSES)  VALUE RESULTING   INVESTMENT       REALIZED        TOTAL
YEAR ENDED          OF PERIOD    INCOME+   ON INVESTMENTS  FROM OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007    $  1.00    $  .04         $   --          $   .04        $  (.04)        $    --       $  (.04)
   March 31, 2006       1.00       .03             --              .03           (.03)             --          (.03)
   March 31, 2005       1.00       .01             --              .01           (.01)             --          (.01)
   March 31, 2004       1.00        --ss.          --               --ss.         (--)ss.          --           (--)ss.
   March 31, 2003       1.00       .01             --              .01           (.01)             --          (.01)
U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007       1.00       .04             --              .04           (.04)             --          (.04)
   March 31, 2006       1.00       .02             --              .02           (.02)             --          (.02)
   March 31, 2005       1.00        --ss.          --               --ss.         (--)ss.          --           (--)ss.
   March 31, 2004       1.00        --ss.          --               --ss.         (--)ss.          --           (--)ss.
   March 31, 2003       1.00        --ss.          --               --ss.         (--)ss.          --           (--)ss.
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007       1.00       .04             --              .04           (.04)             --          (.04)
   March 31, 2006       1.00       .03             --              .03           (.03)             --          (.03)
   March 31, 2005       1.00       .01             --              .01           (.01)             --          (.01)
   March 31, 2004*      1.00        --             --               --             --              --            --
U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007       1.00       .03             --              .03           (.03)             --          (.03)
   March 31, 2006       1.00       .02             --              .02           (.02)             --          (.02)
   March 31, 2005       1.00        --ss.          --               --ss.         (--)ss.          --           (--)ss.
   March 31, 2004       1.00        --ss.          --               --ss.         (--)ss.          --           (--)ss.
   March 31, 2003       1.00        --ss.          --               --ss.         (--)ss.          --           (--)ss.

                                                                     RATIOS TO
                                                                AVERAGE NET ASSETS:
                                                          ------------------------------
                    NET INCREASE   NET ASSET                                                          NET ASSETS,
                    (DECREASE) IN   VALUE,      TOTAL                             NET     PORTFOLIO     END OF
                      NET ASSET     END OF    INVESTMENT   TOTAL       NET    INVESTMENT   TURNOVER  PERIOD (000'S
YEAR ENDED              VALUE       PERIOD     RETURN++   EXPENSES  EXPENSES    INCOME       RATE      OMITTED)
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007      $    --      $  1.00      4.26%     0.92%     0.92%      4.20%        --       $   982,347
   March 31, 2006           --         1.00      2.79%     0.88%     0.88%      2.74%        --           975,088
   March 31, 2005           --         1.00      0.82%     0.87%     0.87%      0.81%        --         1,196,009
   March 31, 2004           --         1.00      0.18%     0.90%     0.90%      0.18%        --         1,057,062
   March 31, 2003           --         1.00      0.71%     0.92%     0.92%      0.71%        --         1,218,676
U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007           --         1.00      3.75%     1.42%     1.42%      3.70%        --           204,068
   March 31, 2006           --         1.00      2.28%     1.39%     1.39%      2.21%        --           151,828
   March 31, 2005           --         1.00      0.43%     1.38%     1.25%      0.39%        --           245,890
   March 31, 2004           --         1.00      0.01%     1.38%     1.08%      0.01%        --           249,599
   March 31, 2003           --         1.00      0.27%     1.41%     1.37%      0.32%        --           187,513
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007           --         1.00      4.01%     1.17%     1.17%      3.97%        --            18,779
   March 31, 2006           --         1.00      2.51%     1.15%     1.15%      2.66%        --            14,324
   March 31, 2005           --         1.00      0.59%     1.10%     1.10%      0.93%        --             7,335
   March 31, 2004*          --         1.00      0.00%     0.00%**^  0.00%**^   0.00%**      --                 1
U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007           --         1.00      3.24%     1.92%     1.92%      3.20%        --           120,415
   March 31, 2006           --         1.00      1.76%     1.89%     1.89%      1.72%        --           131,045
   March 31, 2005           --         1.00      0.19%     1.87%     1.51%      0.19%        --           155,668
   March 31, 2004           --         1.00      0.01%     1.90%     1.08%      0.01%        --           131,704
   March 31, 2003           --         1.00      0.08%     1.91%     1.50%      0.06%        --           201,745

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  ^ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

ss.   LESS THAN $.01 PER SHARE.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 151

                                [GRAPHIC OMITTED]

MASTER - FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Master Portfolios, which is the part of the master-feeder arrangement in which Feeder Funds invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


152 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES                              March 31, 2007
--------------------------------------------------------------------------------

                                                                                                                      INVERSE
                                                                                     INVERSE                       GOVERNMENT
                                                                        NOVA         S&P 500     INVERSE OTC        LONG BOND
                                                                      MASTER          MASTER          MASTER           MASTER
                                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 9)                    $   207,185,727   $ 214,189,753   $          --   $  116,606,381
Repurchase Agreements* (Note 6)                                   29,435,894     159,524,035     139,463,762      943,639,553
Segregated Cash with Broker                                        1,635,200       3,326,400       1,271,100        3,335,311
Receivable for Equity Index Swap Settlement (Note 1)                 868,126              --              --               --
Receivable for Futures Contracts Settlement (Note 1)                      --          59,400              --          655,066
Receivable for Fund Shares Sold                                    3,369,058              --              --        4,290,146
Investment Income Receivable (Note 1)                                237,319          67,345          58,881          390,821
------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  242,731,324     377,166,933     140,793,743    1,068,917,278
==============================================================================================================================

LIABILITIES
Short Sales** (Notes 1 and 2)                                             --              --              --      425,515,075
Payable for Equity Index Swap Settlement (Note 1)                         --       6,444,741       2,512,662               --
Payable for Futures Contracts Settlement (Note 1)                     30,625              --           5,100               --
Payable upon Return of Securities Loaned (Note 9)                 34,230,953              --              --               --
Payable for Fund Shares Redeemed                                          --         355,164          72,332               --
Investment Advisory Fees Payable (Note 4)                            134,192         300,602         113,966          497,806
Custody Fees Payable                                                   4,804           9,866           3,975           14,381
Interest Payable from Short Sales                                         --              --              --        2,607,485
------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              34,400,574       7,110,373       2,708,035      428,634,747
==============================================================================================================================
NET ASSETS                                                   $   208,330,750   $ 370,056,560   $ 138,085,708   $  640,282,531
==============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   338,124,904   $ 786,204,615   $ 314,478,788   $  864,984,308
Undistributed Net Investment Income                                       --              --              --               --
Accumulated Net Realized Loss on Investments,
   Equity Index Swaps, and Futures Contracts                    (166,810,303)   (408,379,098)   (173,932,926)    (230,170,050)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and Futures Contracts         37,016,149      (7,768,957)     (2,460,154)       5,468,273
==============================================================================================================================
NET ASSETS                                                   $   208,330,750   $ 370,056,560   $ 138,085,708   $  640,282,531
==============================================================================================================================

SHARES OUTSTANDING                                                 3,443,389       7,118,781       2,557,799       17,887,707
NET ASSET VALUES                                             $         60.50   $       51.98   $       53.99   $        35.79

 * THE COST OF INVESTMENTS, INCLUDING REPURCHASE AGREEMENTS, IS $200,727,711, $373,713,788, $139,466,572, AND $1,060,267,437, RESPECTIVELY.

**    THE PROCEEDS FROM SHORT SALES ARE $0, $0, $0 AND $429,759,790,
      RESPECTIVELY.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 153

                                [GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS                               Year Ended March 31, 2007
--------------------------------------------------------------------------------

                                                                                                                      INVERSE
                                                                                     INVERSE                       GOVERNMENT
                                                                        NOVA         S&P 500     INVERSE OTC        LONG BOND
                                                                      MASTER          MASTER          MASTER           MASTER
                                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $     2,468,660   $  24,472,325   $   9,270,931   $   89,534,898
Income from Securities Lending, net (Note 9)                          23,448              --              --               --
Dividends (Note 1)                                                 3,214,945              --              --               --
------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    5,707,053      24,472,325       9,270,931       89,534,898
------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  1,719,438       4,211,861       1,603,243        9,286,719
Interest Expense from Short Sales                                         --              --              --       37,383,020
Custody Fees                                                          55,585         113,631          43,472          247,682
Miscellaneous                                                             --              --              --            2,677
------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  1,775,023       4,325,492       1,646,715       46,920,098
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                              3,932,030      20,146,833       7,624,216       42,614,800
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             18,209,241          (2,483)         (1,358)        (211,598)
Equity Index Swaps                                                 5,384,763     (33,437,100)     (8,152,191)              --
Futures Contracts                                                  1,253,128      (4,350,394)      1,102,670       15,748,562
Securities Sold Short                                                     --              --              --       38,297,698
------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 24,847,132     (37,789,977)     (7,050,879)      53,834,662
------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             (2,489,665)             --          (2,810)          54,440
Equity Index Swaps                                                   790,155      (4,772,536)        655,110               --
Futures Contracts                                                   (453,582)     (1,093,384)        678,380      (24,005,355)
Securities Sold Short                                                     --              --              --      (48,973,594)
------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              (2,153,092)     (5,865,920)      1,330,680      (72,924,509)
------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    22,694,040     (43,655,897)     (5,720,199)     (19,089,847)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    26,626,070   $ (23,509,064)  $   1,904,017   $   23,524,953
==============================================================================================================================


154 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

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                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 155

                                [GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  NOVA MASTER                 INVERSE S&P 500 MASTER
                                                                   PORTFOLIO                        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                            MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                 2007             2006             2007             2006
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                   $   3,932,030    $   4,148,818    $  20,146,833    $  12,325,304
Net Realized Gain (Loss) on Investments                    24,847,132       27,423,468      (37,789,977)     (31,152,100)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                           (2,153,092)       9,550,148       (5,865,920)     (10,404,747)
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                         26,626,070       41,122,434      (23,509,064)     (29,231,543)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                             --               --               --               --
=========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                            287,662,138      530,645,270      552,497,212      474,543,851
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                           --               --               --               --
COST OF SHARES REDEEMED                                  (366,262,412)    (607,131,473)    (582,231,696)    (440,278,711)
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                (78,600,274)     (76,486,203)     (29,734,484)      34,265,140
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     (51,974,204)     (35,363,769)     (53,243,548)       5,033,597
NET ASSETS--BEGINNING OF PERIOD                           260,304,954      295,668,723      423,300,108      418,266,511
=========================================================================================================================
NET ASSETS--END OF PERIOD                               $ 208,330,750    $ 260,304,954    $ 370,056,560    $ 423,300,108
=========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--
   END OF PERIOD                                        $          --    $          --    $          --    $          --
=========================================================================================================================

TRANSACTIONS IN SHARES
   Shares Purchased                                         5,180,740       10,948,780       10,084,943        8,493,346
   Shares Purchased through Reinvestment                           --               --               --               --
-------------------------------------------------------------------------------------------------------------------------
   Total Purchased                                          5,180,740       10,948,780       10,084,943        8,493,346
   Shares Redeemed                                         (6,664,744)     (12,469,160)     (10,876,408)      (7,976,667)
-------------------------------------------------------------------------------------------------------------------------
   NET SHARES PURCHASED (REDEEMED)                         (1,484,004)      (1,520,380)        (791,465)         516,679
=========================================================================================================================


156 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                                                   INVERSE GOVERNMENT
                                                              INVERSE OTC MASTER                    LONG BOND MASTER
                                                                  PORTFOLIO                            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                            MARCH 31,        MARCH 31,        MARCH 31,          MARCH 31,
                                                                 2007             2006             2007               2006
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                   $   7,624,216    $   5,333,357    $     42,614,800   $     23,895,786
Net Realized Gain (Loss) on Investments                    (7,050,879)     (22,704,125)         53,834,662        (62,129,671)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                            1,330,680       (7,198,414)        (72,924,509)        59,476,597
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                          1,904,017      (24,569,182)         23,524,953         21,242,712
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                             --               --                  --                 --
==============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                            356,041,930      373,733,950         242,256,891        325,637,967
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                           --               --                  --                 --
COST OF SHARES REDEEMED                                  (389,648,731)    (416,124,510)     (1,152,577,716)    (1,595,394,561)
==============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                (33,606,801)     (42,390,560)       (910,320,825)    (1,269,756,594)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     (31,702,784)     (66,959,742)       (886,795,872)    (1,248,513,882)
NET ASSETS--BEGINNING OF PERIOD                           169,788,492      236,748,234       1,527,078,403      2,775,592,285
==============================================================================================================================
NET ASSETS--END OF PERIOD                               $ 138,085,708    $ 169,788,492    $    640,282,531   $  1,527,078,403
==============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--
   END OF PERIOD                                        $          --    $          --    $             --   $             --
==============================================================================================================================

TRANSACTIONS IN SHARES
   Shares Purchased                                         6,327,885        6,714,992           6,690,828         10,007,468
   Shares Purchased through Reinvestment                           --               --                  --                 --
------------------------------------------------------------------------------------------------------------------------------
   Total Purchased                                          6,327,885        6,714,992           6,690,828         10,007,468
   Shares Redeemed                                         (6,994,766)      (7,563,245)        (32,380,920)       (49,063,279)
------------------------------------------------------------------------------------------------------------------------------
   NET SHARES PURCHASED (REDEEMED)                           (666,881)        (848,253)        (25,690,092)       (39,055,811)
==============================================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 157

                                [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED      NET INCREASE
                                 NET ASSET       NET            AND           (DECREASE)       DISTRIBUTIONS
                                   VALUE,    INVESTMENT     UNREALIZED        IN NET ASSET        FROM NET
                                 BEGINNING     INCOME     GAINS (LOSSES)    VALUE RESULTING      INVESTMENT
YEAR ENDED                       OF PERIOD     (LOSS)     ON INVESTMENTS    FROM OPERATIONS       INCOME
------------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   MARCH 31, 2007                $  52.83      $ 1.14        $  6.53            $  7.67          $    --
   March 31, 2006                   45.86        1.05           5.92               6.97               --
   March 31, 2005                   42.41         .66           2.79               3.45              (--)ss.
   March 31, 2004                   27.42         .32          14.99              15.31             (.32)
   March 31, 2003                   45.36         .31         (17.94)            (17.63)            (.31)

INVERSE S&P 500 MASTER PORTFOLIO
   MARCH 31, 2007                   53.51        2.83          (4.36)             (1.53)              --
   March 31, 2006                   56.57        1.56          (4.62)             (3.06)              --
   March 31, 2005                   59.44         .45          (3.32)             (2.87)              --
   March 31, 2004                   81.01         .06         (21.59)            (21.53)            (.04)
   March 31, 2003                   64.57         .46          16.44              16.90             (.46)

INVERSE OTC MASTER PORTFOLIO
   MARCH 31, 2007                   52.65        2.98          (1.64)              1.34               --
   March 31, 2006                   58.13        1.65          (7.13)             (5.48)              --
   March 31, 2005                   60.55         .37          (2.79)             (2.42)              --
   March 31, 2004                   88.73       (1.93)        (26.25)            (28.18)              --
   March 31, 2003                   85.18        6.71          16.02              22.73           (19.18)

INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO
   MARCH 31, 2007                   35.04        2.38          (1.63)              0.75               --
   March 31, 2006                   33.59         .55            .90               1.45               --
   March 31, 2005                   34.90        (.62)          (.69)             (1.31)              --
   March 31, 2004                   37.35        (.61)         (1.84)             (2.45)              --
   March 31, 2003                   46.25        (.41)         (8.49)             (8.90)              --

                                 DISTRIBUTIONS                   NET INCREASE    NET ASSET
                                   FROM NET                     (DECREASE) IN      VALUE,      TOTAL
                                   REALIZED         TOTAL          NET ASSET      END OF     INVESTMENT
     YEAR ENDED                     GAINS       DISTRIBUTIONS        VALUE        PERIOD      RETURN++
-------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   MARCH 31, 2007                   $   --         $    --         $   7.67       $ 60.50      14.51%
   March 31, 2006                       --              --             6.97         52.83      15.20%
   March 31, 2005                       --             (--)ss.         3.45         45.86       8.14%
   March 31, 2004                       --            (.32)           14.99         42.41      55.84%
   March 31, 2003                       --            (.31)          (17.94)        27.42     (38.94)%

INVERSE S&P 500 MASTER PORTFOLIO
   MARCH 31, 2007                       --              --            (1.53)        51.98      (2.86)%
   March 31, 2006                       --              --            (3.06)        53.51      (5.41)%
   March 31, 2005                       --              --            (2.87)        56.57      (4.83)%
   March 31, 2004                       --            (.04)          (21.57)        59.44     (26.58)%
   March 31, 2003                       --            (.46)           16.44         81.01       26.21%

INVERSE OTC MASTER PORTFOLIO
   MARCH 31, 2007                       --              --             1.34         53.99       2.55%
   March 31, 2006                       --              --            (5.48)        52.65      (9.43)%
   March 31, 2005                       --              --            (2.42)        58.13      (4.00)%
   March 31, 2004                       --              --           (28.18)        60.55     (31.76)%
   March 31, 2003                       --          (19.18)            3.55         88.73      20.95%

INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO
   MARCH 31, 2007                       --              --             0.75         35.79       2.14%
   March 31, 2006                       --              --             1.45         35.04       4.32%
   March 31, 2005                       --              --            (1.31)        33.59      (3.75)%
   March 31, 2004                       --              --            (2.45)        34.90      (6.56)%
   March 31, 2003                       --              --            (8.90)        37.35     (19.24)%

                                    RATIOS TO
                               AVERAGE NET ASSETS:
                        ---------------------------------
                                                  NET                     NET ASSETS,
                                               INVESTMENT   PORTFOLIO       END OF
                          TOTAL    OPERATING     INCOME     TURNOVER     PERIOD (000'S
     YEAR ENDED         EXPENSES   EXPENSES+     (LOSS)       RATE         OMITTED)
--------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   MARCH 31, 2007         0.77%      0.77%        1.71%        144%       $  208,331
   March 31, 2006         0.78%      0.78%        1.40%        192%          260,305
   March 31, 2005         0.77%      0.77%        1.26%        388%          295,669
   March 31, 2004         0.78%      0.78%        0.81%        540%          266,248
   March 31, 2003         0.79%      0.79%        0.91%        603%          170,793

INVERSE S&P 500 MASTER PORTFOLIO
   MARCH 31, 2007         0.92%      0.92%        4.29%         --           370,057
   March 31, 2006         0.93%      0.93%        2.74%         --           423,300
   March 31, 2005         0.92%      0.92%        0.71%         --           418,267
   March 31, 2004         0.93%      0.93%        0.09%         --           444,281
   March 31, 2003         0.94%      0.94%        0.52%         --           529,062

INVERSE OTC MASTER PORTFOLIO
   MARCH 31, 2007         0.92%      0.92%        4.27%         --           138,086
   March 31, 2006         0.93%      0.93%        2.67%         --           169,788
   March 31, 2005         0.92%      0.92%        0.66%         --           236,748
   March 31, 2004         0.93%      0.93%        0.10%         --           262,356
   March 31, 2003         0.94%      0.94%        0.51%         --           149,147

INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO
   MARCH 31, 2007         4.53%      0.92%        4.12%        192%          640,283
   March 31, 2006         4.26%      0.93%        1.18%        179%        1,527,078
   March 31, 2005         4.71%      0.92%        1.93%        101%        2,775,592
   March 31, 2004         5.12%      0.93%       (3.39)%       187%        1,445,842
   March 31, 2003         5.18%      0.94%       (2.72)%        --           189,968

  +   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

 ++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

ss.   LESS THAN $.01 PER SHARE.


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1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase.

At March 31, 2007, the Trust consisted of fifty-four separate Funds: twenty-six Benchmark Funds, one Money Market Fund, five Alternative Strategy Funds, nineteen Sector Funds, and three Essential Portfolio Funds. This report covers the twenty-six Benchmark Funds and the Money Market Fund (the "Funds"), while the Sector Funds, the Alternative Strategy Funds, and the Essential Portfolio Funds are contained in separate reports.

Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust, and is an affiliated entity.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust.

A. Effective May 31, 2006, the Trust began calculating a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon for the Russell 2000(R) Fund and the S&P 500 Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Fund's total assets as of the respective time of calculation. These financial statements are based on the March 31, 2007 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange NYSE or American Stock Exchange are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of the spot price at 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Debt securities with a maturity greater than 60 days, are valued at the last traded fill price at the close of the Funds' pricing cycle, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of the Funds' pricing cycle, usually 4:00 p.m., Eastern Time.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., Eastern Time, adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before the Funds' close of business, the index will be fair valued with the use of an appropriate market indicator.

The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, and currency index swap agreements entered into by a Fund is accounted


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 159

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for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, including structured notes, for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Net investment income is computed and dividends are declared daily in the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sale transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. Currently, the Inverse Government Long Bond Master Portfolio is the only Fund practicing the use of short sales.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash


160 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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--------------------------------------------------------------------------------

equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, credit default, or U.S. Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, credit default, or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. In accordance with a Revenue Ruling issued by the Internal Revenue Service (the "IRS"), the Trust ceased investing in commodity index swaps after September 30, 2006. Domestic equity index swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a domestic equity index swap agreement or termination of the agreement are recognized as realized gains or losses.

The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by the Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

I. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses.

J. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

K. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

L. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

M. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the


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--------------------------------------------------------------------------------

broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

N. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

O. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

P. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, structured notes, swap agreements, and short sales. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

There are several risks associated with the use of structured notes. Structured securities are leveraged, providing an exposure to the underlying benchmark of three times the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is credit-worthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor," receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, the Fund assumes the market and


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credit risk of the underlying instrument, including liquidity and loss of value.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, structured notes, swap agreements, as well as short sales of securities, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

3. MASTER-FEEDER ARRANGEMENT

Currently, the Nova Fund, the Inverse S&P 500 Fund, the Inverse Government Long Bond Fund, and the Inverse OTC Fund are operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-ended investment company that has the same investment objectives as the Fund, e.g., the Nova Fund would act as a "feeder fund", holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Nova Master Portfolio, Inverse S&P 500 Master Portfolio, Inverse OTC Master Portfolio, and Inverse Government Long Bond Master Portfolio owned by the Nova Fund, the Inverse S&P 500 Fund, the Inverse OTC Fund, and the Inverse Government Long Bond Fund, respectively, at March 31, 2007, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the S&P 500 Fund, the OTC Fund, the Russell 2000(R) Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Nova Master Portfolio; and 0.90% of the average daily net assets of the Mid-Cap Advantage Fund, the Inverse Mid-Cap Fund, the Russell 2000(R) Advantage Fund, the Inverse Russell 2000(R) Fund, the Europe Advantage Fund, the Japan Advantage Fund, the Dynamic Strengthening Dollar Fund, the Dynamic Weakening Dollar Fund, the Inverse S&P 500 Master Portfolio, the Inverse OTC Master Portfolio, and the Inverse Government Long Bond Master Portfolio. Certain officers and trustees of the Trust are also officers of Rydex Investments.

Rydex Investments provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the S&P 500 Fund, the Inverse S&P 500 Fund, the OTC Fund, the Inverse OTC Fund, the Mid-Cap Advantage Fund, the Inverse Mid-Cap Fund, the Russell 2000(R) Advantage Fund, the Russell 2000(R) Fund, the Inverse Russell 2000(R) Fund, the Inverse Government Long Bond Fund, the Europe Advantage Fund, the Japan Advantage Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Dynamic Strengthening Dollar Fund, and the Dynamic Weakening Dollar Fund.

Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.

Rydex Investments engages external service providers to perform other necessary services to the Trust, such as


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accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

During the year ended March 31, 2007, the Distributor retained sales charges of $876,484 relating to sales of A-Class Shares of the Trust.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, will result in reclassifications. This includes reclasses due to net operating losses, non-deductible expenses, the expiration of capital loss carryforward amounts, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Any taxable gain remaining at fiscal year end is distributed in the following year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2007, the following Funds offset net realized gains with capital losses from previous years:

FUND                                                                      AMOUNT
--------------------------------------------------------------------------------
OTC Fund                                                            $ 93,026,795
Government Long Bond Advantage Fund                                      421,994
Europe Advantage Fund                                                  1,702,929
Dynamic Weakening Dollar Fund                                             17,900
Nova Master Portfolio                                                 21,113,095

In addition, as of March 31, 2007, $102,218,150 and $1,206,560 of capital losses carried forward from previous years expired in Inverse S&P 500 Master Portfolio and Inverse Government Long Bond Master Portfolio, respectively. These losses are no longer available to offset future net capital gains.


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--------------------------------------------------------------------------------

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

                                                                   LONG-TERM
                                                     ORDINARY        CAPITAL           TOTAL
FUND                                                   INCOME           GAIN   DISTRIBUTIONS
---------------------------------------------------------------------------------------------
Nova Fund                                       $  17,778,125   $         --   $  17,778,125
S&P 500 Fund                                          397,005             --         397,005
Inverse S&P 500 Fund                               10,262,050             --      10,262,050
OTC Fund                                                   --             --              --
Inverse OTC Fund                                    3,292,303             --       3,292,303
Mid-Cap Advantage Fund                                     --      2,016,817       2,016,817
Inverse Mid-Cap Fund                                1,100,000             --       1,100,000
Russell 2000(R) Advantage Fund                             --      4,525,261       4,525,261
Russell 2000(R) Fund                                   85,000             --          85,000
Inverse Russell 2000(R) Fund                        3,900,000             --       3,900,000
Government Long Bond Advantage Fund                 4,146,707             --       4,146,707
Inverse Government Long Bond Fund                  24,763,274             --      24,763,274
Europe Advantage Fund                                 642,597             --         642,597
Japan Advantage Fund                               20,057,484      3,307,099      23,364,583
Small-Cap Value Fund                                       --         23,412          23,412
Mid-Cap Value Fund                                         --        295,554         295,554
Large-Cap Value Fund                                1,731,163        314,998       2,046,161
Small-Cap Growth Fund                                      --             --              --
Mid-Cap Growth Fund                                 1,170,224        730,451       1,900,675
Large-Cap Growth Fund                                      --             --              --
Dynamic Strengthening Dollar Fund                          --             --              --
Dynamic Weakening Dollar Fund                              --             --              --
U.S. Government Money Market Fund                  53,412,553             --      53,412,553
Nova Master Portfolio                                      --             --              --
Inverse S&P 500 Master Portfolio                           --             --              --
Inverse OTC Master Portfolio                               --             --              --
Inverse Government Long Bond Master Portfolio              --             --              --

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

                                                                   LONG-TERM
                                                     ORDINARY        CAPITAL           TOTAL
FUND                                                   INCOME           GAIN   DISTRIBUTIONS
---------------------------------------------------------------------------------------------
Nova Fund                                       $  10,302,624   $         --   $  10,302,624
Inverse S&P 500 Fund                                6,603,677             --       6,603,677
OTC Fund                                            3,339,817             --       3,339,817
Inverse OTC Fund                                    2,659,644             --       2,659,644
Mid-Cap Advantage Fund                                     --      1,087,792       1,087,792
Inverse Mid-Cap Fund                                  182,258             --         182,258
Russell 2000(R) Advantage Fund                             --             --              --
Inverse Russell 2000(R) Fund                          686,697             --         686,697
Government Long Bond Advantage Fund                 3,859,673             --       3,859,673
Inverse Government Long Bond Fund                          --             --              --
Europe Advantage Fund                                 744,934             --         744,934
Japan Advantage Fund                                       --             --              --
Small-Cap Value Fund                                  848,131         23,099         871,230
Mid-Cap Value Fund                                    483,790          6,703         490,493
Large-Cap Value Fund                                  721,658          5,190         726,848
Small-Cap Growth Fund                               1,706,356        229,196       1,935,552
Mid-Cap Growth Fund                                   580,925         54,631         635,556
Large-Cap Growth Fund                                  46,534         25,119          71,653
Dynamic Strengthening Dollar Fund                      49,189             --          49,189
Dynamic Weakening Dollar Fund                         184,937             --         184,937
U.S. Government Money Market Fund                  37,165,132             --      37,165,132
Nova Master Portfolio                                      --             --              --
Inverse S&P 500 Master Portfolio                           --             --              --
Inverse OTC Master Portfolio                               --             --              --
Inverse Government Long Bond Master Portfolio              --             --              --


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 165

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at March 31, 2007, was as follows:

                                                                                           NET
                                                UNDISTRIBUTED   UNDISTRIBUTED       UNREALIZED
                                                     ORDINARY       LONG-TERM    APPRECIATION/      CAPITAL LOSS
FUND                                                   INCOME   CAPITAL GAINS   (DEPRECIATION)      CARRYFORWARD
-------------------------------------------------------------------------------------------------------------------
Nova Fund                                       $   2,917,514   $          --   $   10,108,267   $            --
S&P 500 Fund                                               --              --          537,407                --
Inverse S&P 500 Fund                                7,149,352              --      (20,740,548)               --
OTC Fund                                                   --              --      142,966,924      (636,719,038) 2
Inverse OTC Fund                                    1,103,817              --          287,106                --
Mid-Cap Advantage Fund                                     --         482,512        2,875,441                --
Inverse Mid-Cap Fund                                   65,781              --           73,953        (5,081,623) 2
Russell 2000(R) Advantage Fund                        105,309              --        5,884,966        (1,417,295) 1
Russell 2000(R) Fund                                   34,161              --          300,857          (288,233) 1
Inverse Russell 2000(R) Fund                          550,346              --        1,133,503       (24,139,662) 2
Government Long Bond Advantage Fund                   419,205              --       (1,422,796)       (5,464,504) 2
Inverse Government Long Bond Fund                   4,660,543              --       31,948,343                --
Europe Advantage Fund                                 744,936              --        5,900,913                --
Japan Advantage Fund                                2,447,038              --       (1,405,546)       (6,133,772) 1
Small-Cap Value Fund                                       --              --         (722,251)               --
Mid-Cap Value Fund                                    276,950              --           26,838                --
Large-Cap Value Fund                                3,551,366              --       14,714,943                --
Small-Cap Growth Fund                                      --              --       (1,579,468)         (812,805) 1
Mid-Cap Growth Fund                                   647,066              --          231,904                --
Large-Cap Growth Fund                                 204,445              --          297,922                --
Dynamic Strengthening Dollar Fund                          --              --         (245,755)          (27,521) 1
Dynamic Weakening Dollar Fund                       4,302,560              --               --                --
U.S. Government Money Market Fund                      89,056              --               --          (471,360) 2
Nova Master Portfolio                                      --              --       32,032,336      (161,826,490) 2
Inverse S&P 500 Master Portfolio                           --              --       (6,444,741)     (391,644,178) 2
Inverse OTC Master Portfolio                               --              --       (2,171,065)     (165,886,359) 2
Inverse Government Long Bond Master Portfolio              --              --        4,244,715      (228,946,492) 2

1     EXPIRES IN 2015

2     OTC FUND: $228,935,739 EXPIRES IN 2010, $302,251,932 EXPIRES IN 2011,
      $60,857,728 EXPIRES IN 2012, AND $44,673,639 EXPIRES IN 2013

      INVERSE MID-CAP FUND: $102,676 EXPIRES IN 2012, $784,220 EXPIRES IN 2013, $162,059 EXPIRES IN 2014, AND $4,032,668 EXPIRES IN 2015

      INVERSE RUSSELL 2000(R) FUND: $670,630 EXPIRES IN 2012, $4,906,490 EXPIRES IN 2013, $4,222,250 EXPIRES IN 2014, AND $14,340,292 EXPIRES IN 2015

      GOVERNMENT LONG BOND ADVANTAGE FUND: $2,049,621 EXPIRES IN 2008, $378,399 EXPIRES IN 2010, $1,693,557 EXPIRES IN 2011, AND $1,342,927 EXPIRES IN 2012

      U.S. GOVERNMENT MONEY MARKET FUND: $340,343 EXPIRES IN 2008, $124,003 EXPIRES IN 2009, $3,736 EXPIRES IN 2014, AND $3,278 EXPIRES IN 2015

      NOVA MASTER PORTFOLIO: $54,779,941 EXPIRES IN 2009, $41,531,696 EXPIRES IN 2010, AND $65,514,853 EXPIRES IN 2011

      INVERSE S&P 500 MASTER PORTFOLIO: $124,148,192 EXPIRES IN 2008, $122,425,227 EXPIRES IN 2012, $65,527,919 EXPIRES IN 2013, $37,877,636
      EXPIRES IN 2014, AND $41,665,204 EXPIRES IN 2015

      INVERSE OTC MASTER PORTFOLIO: $57,832,849 EXPIRES IN 2008, $60,215,201 EXPIRES IN 2009, $19,380,747 EXPIRES IN 2012, $3,723,075 EXPIRES IN 2013,
      $17,351,209 EXPIRES IN 2014, AND $7,383,278 EXPIRES IN 2015

      INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO: $1,582,486 EXPIRES IN 2009, $3,660,853 EXPIRES IN 2011, $16,998,940 EXPIRES IN 2012, $63,759,468
      EXPIRES IN 2013, $82,212,943 EXPIRES IN 2014, AND $60,731,802 EXPIRES IN
      2015


166 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

At March 31, 2007, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of market value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over market value was as follows:

                                                                              TAX              TAX              NET
                                                             TAX       UNREALIZED       UNREALIZED       UNREALIZED
FUND                                                        COST             GAIN             LOSS      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------
Nova Fund                                       $    198,222,483   $   10,108,467   $           --   $   10,108,467
S&P 500 Fund                                           9,815,146          589,382          (50,240)         539,142
Inverse S&P 500 Fund                                 390,797,108           35,896      (20,776,444)     (20,740,548)
OTC Fund                                             669,886,365      150,122,163       (7,112,929)     143,009,234
Inverse OTC Fund                                     137,798,602          287,106               --          287,106
Mid-Cap Advantage Fund                                49,962,454        3,390,842         (537,957)       2,852,885
Inverse Mid-Cap Fund                                  16,672,056               --               --               --
Russell 2000(R) Advantage Fund                        70,461,623        7,248,184         (689,807)       6,558,377
Russell 2000(R) Fund                                  13,956,724          324,528          (47,385)         277,143
Inverse Russell 2000(R) Fund                          65,570,271               --               --               --
Government Long Bond Advantage Fund                   79,709,202               --       (1,422,796)      (1,422,796)
Inverse Government Long Bond Fund                    608,334,188       31,948,343               --       31,948,343
Europe Advantage Fund                                 66,883,314        3,662,704           (6,529)       3,656,175
Japan Advantage Fund                                  68,954,556               --               --               --
Small-Cap Value Fund                                  22,050,947               --         (722,251)        (722,251)
Mid-Cap Value Fund                                   116,530,617        1,261,304       (1,234,466)          26,838
Large-Cap Value Fund                                 247,299,716       16,316,862       (1,601,919)      14,714,943
Small-Cap Growth Fund                                 34,868,952               --       (1,579,468)      (1,579,468)
Mid-Cap Growth Fund                                   19,530,474          294,474          (62,570)         231,904
Large-Cap Growth Fund                                 69,929,022          847,461         (549,539)         297,922
Dynamic Strengthening Dollar Fund                     14,949,301               --               --               --
Dynamic Weakening Dollar Fund                        139,992,425               --               --               --
U.S. Government Money Market Fund                  1,450,737,053               --               --               --
Nova Master Portfolio                                205,457,411       32,383,335       (1,219,125)      31,164,210
Inverse S&P 500 Master Portfolio                     373,713,788               --               --               --
Inverse OTC Master Portfolio                         139,466,572               --           (2,810)          (2,810)
Inverse Government Long Bond Master Portfolio        630,507,647        4,244,715          (21,503)       4,223,212

POST-OCTOBER LOSSES DEFERRED

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2007, $1,162,786, $1,219, $12,407,358,
$1,324,243, $84,017, $766,123, $1,004,567, $584,446, $18,059,136, and $7,996,803
of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until 2008 for Inverse Mid-Cap Fund, Russell 2000(R) Fund, Inverse Russell 2000(R) Fund, Government Long Bond Advantage Fund, Europe Advantage Fund, Japan Advantage Fund, Small-Cap Value Fund, Dynamic Strengthening Dollar Fund, Inverse S&P 500 Master Portfolio, and Inverse OTC Master Portfolio, respectively.

6. REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of other series of the Trust. The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreements at maturity. Each Portfolio or Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Portfolio or Fund.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 167

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

The repurchase agreements executed by the joint account of the Trust and outstanding as of March 31, 2007, were as follows:

COUNTERPARTY                     TERMS OF AGREEMENT      FACE VALUE      MARKET VALUE   REPURCHASE PRICE
--------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.          5.05% due 04/02/07   $ 600,000,000   $   600,000,000   $    600,252,500
Mizuho Financial Group, Inc.     5.09% due 04/02/07     550,000,000       550,000,000        550,233,292
Morgan Stanley                   5.05% due 04/02/07     200,000,000       200,000,000        200,084,167
Credit Suisse Group              5.09% due 04/02/07     118,425,976       118,425,976        118,476,208
Lehman Brothers Holdings, Inc.   5.06% due 04/02/07      61,277,847        61,277,847         61,303,686
--------------------------------------------------------------------------------------------------------
                                                                      $ 1,529,703,823   $  1,530,349,853
--------------------------------------------------------------------------------------------------------

As of March 31, 2007, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                      MATURITY DATES      RANGE OF RATES        PAR VALUE      MARKET VALUE
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds             05/15/17 - 02/15/37   2.375% - 8.750%    $ 562,858,000   $   667,715,072
U.S. Treasury Notes             01/15/10 - 11/15/16   1.625% - 10.375%     286,178,963       301,044,847
U.S. Treasury Bills             04/12/07 - 01/15/08   0.000% - 3.625%      589,425,000       590,434,891
--------------------------------------------------------------------------------------------------------
                                                                                         $ 1,559,194,810
--------------------------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the year ended March 31, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                     MID-CAP         INVERSE   RUSSELL 2000(R)                            INVERSE
                   S&P 500               OTC       ADVANTAGE         MID-CAP         ADVANTAGE   RUSSELL 2000(R)   RUSSELL 2000(R)
                      FUND              FUND            FUND            FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases  $    14,002,636   $   496,917,001   $ 146,379,811   $          --   $   152,064,358   $    23,631,808   $            --
Sales      $     8,580,145   $   815,515,850   $ 176,786,714   $          --   $   249,443,484   $    17,283,802   $            --

                GOVERNMENT            EUROPE           JAPAN       SMALL-CAP           MID-CAP         LARGE-CAP         SMALL-CAP
                 LONG BOND         ADVANTAGE       ADVANTAGE           VALUE             VALUE             VALUE            GROWTH
            ADVANTAGE FUND              FUND            FUND            FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases  $ 1,334,596,510   $   173,725,766   $          --   $ 318,035,137   $   336,851,761   $   788,302,783   $   217,901,404
Sales      $ 1,339,318,269   $   191,713,588   $          --   $ 418,741,472   $   289,570,347   $   665,390,401   $   269,544,218

                                                                                           U.S.                            INVERSE
                   MID-CAP         LARGE-CAP         DYNAMIC         DYNAMIC        GOVERNMENT                             S&P 500
                    GROWTH            GROWTH   STRENGTHENING       WEAKENING      MONEY MARKET       NOVA MASTER            MASTER
                      FUND              FUND     DOLLAR FUND     DOLLAR FUND              FUND         PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Purchases  $   153,769,681   $   397,128,510   $          --   $          --   $            --   $   261,744,602   $            --
Sales      $   191,158,266   $   383,151,390   $          --   $          --   $            --   $   325,594,344   $            --

                                     INVERSE
                                  GOVERNMENT
               INVERSE OTC         LONG BOND
                    MASTER            MASTER
                 PORTFOLIO         PORTFOLIO
--------------------------------------------
Purchases  $            --   $ 1,476,068,806
Sales      $            --   $ 2,172,048,775


168 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of no par value shares. Transactions in shares for the years presented were:

                                               SHARES PURCHASED        PURCHASED THROUGH DIVIDEND REINVESTMENT
--------------------------------------------------------------------------------------------------------------
                                            YEAR ENDED    YEAR ENDED           YEAR ENDED   YEAR ENDED
                                             MARCH 31,     MARCH 31,            MARCH 31,    MARCH 31,
                                                  2007          2006                 2007         2006
--------------------------------------------------------------------------------------------------------------
NOVA FUND
   Investor Class                           11,867,719    27,152,702              298,415      198,159
   Advisor Class                             6,705,280    10,544,111              138,958       62,807
   A-Class                                     621,498     1,254,655               24,462       29,825
   C-Class                                   2,110,539     2,803,550               98,808       59,796

S&P 500 FUND*
   A-Class                                     169,249            --                  959           --
   C-Class                                     944,164            --                  557           --
   H-Class                                   3,546,100            --               13,010           --

INVERSE S&P 500 FUND
   Investor Class                          100,328,881    99,234,506              934,971      516,815
   Advisor Class                            15,899,775    23,545,582               86,771       64,349
   A-Class                                   3,663,197     2,329,170               49,985       14,976
   C-Class                                   9,112,541     9,282,280              176,400       72,163

OTC FUND
   Investor Class                           61,435,597   104,021,968                   --      274,125
   Advisor Class                            20,016,807    22,564,826                   --        5,909
   A-Class                                     635,953       267,199                   --          777
   C-Class                                   5,697,342     6,809,523                   --        6,084

INVERSE OTC FUND
   Investor Class                           26,146,510    28,974,138              108,463       75,748
   Advisor Class                             2,935,947     2,091,015                5,689        6,535
   A-Class                                     872,478       240,974                3,314          916
   C-Class                                   2,532,572     2,673,747               19,664        8,562

MID-CAP ADVANTAGE FUND
   A-Class                                     186,349     1,225,928                3,369          858
   C-Class                                   1,400,225     3,140,186               16,998        6,064
   H-Class                                  10,384,583    23,002,578               26,915       19,563

INVERSE MID-CAP FUND
   A-Class                                      90,536        18,953                  521           33
   C-Class                                     631,150       425,791                2,240          733
   H-Class                                   5,765,039     6,128,547               20,584        3,464

                                                       SHARES REDEEMED         NET SHARES PURCHASED (REDEEMED)
--------------------------------------------------------------------------------------------------------------
                                                   YEAR ENDED     YEAR ENDED       YEAR ENDED   YEAR ENDED
                                                    MARCH 31,      MARCH 31,        MARCH 31,    MARCH 31,
                                                         2007           2006             2007         2006
--------------------------------------------------------------------------------------------------------------
NOVA FUND
   Investor Class                                 (13,343,942)   (29,254,209)      (1,177,808)  (1,903,348)
   Advisor Class                                   (7,084,947)   (11,227,691)        (240,709)    (620,773)
   A-Class                                         (1,172,693)      (966,693)        (526,733)     317,787
   C-Class                                         (2,554,688)    (3,019,911)        (345,341)    (156,565)
S&P 500 FUND*
   A-Class                                            (94,678)            --           75,530           --
   C-Class                                           (872,137)            --           72,584           --
   H-Class                                         (3,325,681)            --          233,429           --
INVERSE S&P 500 FUND
   Investor Class                                (103,455,267)   (96,365,464)      (2,191,415)   3,385,857
   Advisor Class                                  (18,707,093)   (22,632,096)      (2,720,547)     977,835
   A-Class                                         (3,292,868)    (2,061,619)         420,314      282,527
   C-Class                                         (8,397,591)    (9,486,705)         891,350     (132,262)
OTC FUND
   Investor Class                                 (86,227,327)  (106,169,976)     (24,791,730)  (1,873,883)
   Advisor Class                                  (21,740,573)   (22,088,194)      (1,723,766)     482,541
   A-Class                                           (538,711)      (229,480)          97,242       38,496
   C-Class                                         (6,530,411)    (6,590,660)        (833,069)     224,947
INVERSE OTC FUND
   Investor Class                                 (28,021,658)   (30,534,418)      (1,766,685)  (1,484,532)
   Advisor Class                                   (2,887,360)    (2,315,301)          54,276     (217,751)
   A-Class                                           (782,660)      (377,939)          93,132     (136,049)
   C-Class                                         (2,328,082)    (2,694,889)         224,154      (12,580)
MID-CAP ADVANTAGE FUND
   A-Class                                           (245,458)    (1,136,471)         (55,740)      90,315
   C-Class                                         (1,730,574)    (2,980,481)        (313,351)     165,769
   H-Class                                        (11,078,701)   (23,615,838)        (667,203)    (593,697)
INVERSE MID-CAP FUND
   A-Class                                            (81,271)       (16,014)           9,786        2,972
   C-Class                                           (640,536)      (418,213)          (7,146)       8,311
   H-Class                                         (5,824,624)    (6,316,570)         (39,001)    (184,559)

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 169

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                SHARES PURCHASED       PURCHASED THROUGH DIVIDEND REINVESTMENT
--------------------------------------------------------------------------------------------------------------
                                            YEAR ENDED    YEAR ENDED          YEAR ENDED     YEAR ENDED
                                             MARCH 31,     MARCH 31,           MARCH 31,      MARCH 31,
                                                  2007          2006                2007           2006
--------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) ADVANTAGE FUND
   A-Class                                     179,447       968,950               5,553             --
   C-Class                                   1,350,907     6,713,989              28,754             --
   H-Class                                  24,468,124    76,175,310              81,017             --
RUSSELL 2000(R) FUND*
   A-Class                                      22,932            --                  71             --
   C-Class                                     299,998            --               1,018             --
   H-Class                                   3,939,894            --               2,011             --
INVERSE RUSSELL 2000(R) FUND
   A-Class                                     907,994       325,078              10,595            117
   C-Class                                   1,206,358     1,263,716              10,209          1,088
   H-Class                                  18,043,046    17,407,229              61,859         13,290
GOVERNMENT LONG BOND ADVANTAGE FUND
   Investor Class                           70,058,550    59,457,465             218,614        109,680
   Advisor Class                           120,029,145   122,265,356              98,627        187,971
   A-Class                                   2,092,952       464,474              13,767          1,681
   C-Class                                   5,129,040     8,976,528              23,827         20,790
INVERSE GOVERNMENT LONG BOND FUND
   Investor Class                           34,656,623    59,242,280             495,718             --
   Advisor Class                             5,972,176    16,377,556              68,265             --
   A-Class                                   1,608,844     2,710,989             109,000             --
   C-Class                                   2,591,290     7,953,295             431,313             --
EUROPE ADVANTAGE FUND
   A-Class                                     762,570       311,944               2,118          1,109
   C-Class                                   4,819,796     3,968,922               2,462          3,854
   H-Class                                  30,427,446    20,643,373              22,736         32,731
JAPAN ADVANTAGE FUND
   A-Class                                     506,697       346,530             172,908             --
   C-Class                                   1,239,745     1,114,445             142,934             --
   H-Class                                  19,227,316    21,290,967             570,901             --
SMALL-CAP VALUE FUND
   A-Class                                     284,035       461,835                  52             61
   C-Class                                   4,333,852     5,165,573                 253          2,036
   H-Class                                   8,631,833    19,707,435                 366         26,163

                                                       SHARES REDEEMED         NET SHARES PURCHASED (REDEEMED)
--------------------------------------------------------------------------------------------------------------
                                                   YEAR ENDED     YEAR ENDED       YEAR ENDED    YEAR ENDED
                                                    MARCH 31,      MARCH 31,        MARCH 31,     MARCH 31,
                                                         2007           2006             2007          2006
--------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) ADVANTAGE FUND
   A-Class                                           (206,373)      (908,381)         (21,373)       60,569
   C-Class                                         (1,707,583)    (6,533,348)        (327,922)      180,641
   H-Class                                        (27,971,122)   (74,076,435)      (3,421,981)    2,098,875
RUSSELL 2000(R) FUND*
   A-Class                                            (13,054)            --            9,949            --
   C-Class                                           (274,136)            --           26,880            --
   H-Class                                         (3,462,667)            --          479,238            --
INVERSE RUSSELL 2000(R) FUND
   A-Class                                           (664,420)      (305,093)         254,169        20,102
   C-Class                                         (1,056,082)    (1,264,315)         160,485           489
   H-Class                                        (18,125,293)   (17,025,082)         (20,388)      395,437
GOVERNMENT LONG BOND ADVANTAGE FUND
   Investor Class                                 (69,587,173)   (58,757,354)         689,991       809,791
   Advisor Class                                 (121,120,268)  (125,248,884)        (992,496)   (2,795,557)
   A-Class                                         (1,168,676)      (476,866)         938,043       (10,711)
   C-Class                                         (4,370,375)    (9,296,594)         782,492      (299,276)
INVERSE GOVERNMENT LONG BOND FUND
   Investor Class                                 (58,032,323)   (97,900,845)     (22,879,982)  (38,658,565)
   Advisor Class                                   (8,861,966)   (23,629,643)      (2,821,525)   (7,252,087)
   A-Class                                         (4,471,284)    (5,729,118)      (2,753,440)   (3,018,129)
   C-Class                                        (19,779,050)   (28,457,063)     (16,756,447)  (20,503,768)
EUROPE ADVANTAGE FUND
   A-Class                                           (381,986)      (254,924)         382,702        58,129
   C-Class                                         (4,859,292)    (3,865,661)         (37,034)      107,115
   H-Class                                        (30,348,473)   (22,054,304)         101,709    (1,378,200)
JAPAN ADVANTAGE FUND
   A-Class                                           (293,791)      (271,617)         385,814        74,913
   C-Class                                         (1,348,350)      (901,210)          34,329       213,235
   H-Class                                        (20,454,637)   (19,734,592)        (656,420)    1,556,375
SMALL-CAP VALUE FUND
   A-Class                                           (183,571)      (477,200)         100,516       (15,304)
   C-Class                                         (4,840,427)    (5,028,538)        (506,322)      139,071
   H-Class                                        (11,406,222)   (19,347,221)      (2,774,023)      386,377

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.


170 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                             SHARES PURCHASED          PURCHASED THROUGH DIVIDEND REINVESTMENT
--------------------------------------------------------------------------------------------------------------
                                         YEAR ENDED       YEAR ENDED           YEAR ENDED   YEAR ENDED
                                          MARCH 31,        MARCH 31,            MARCH 31,    MARCH 31,
                                               2007             2006                 2007         2006
--------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND
   A-Class                                  245,850          134,847                  212           56
   C-Class                                  488,648        2,981,901                  888        1,344
   H-Class                               11,102,812       19,573,476                7,273       14,373
LARGE-CAP VALUE FUND
   A-Class                                  285,031          164,425                  562           85
   C-Class                                7,914,068        9,967,333                1,653        3,170
   H-Class                               26,008,242       16,750,835               60,827       21,477
SMALL-CAP GROWTH FUND
   A-Class                                  127,341          207,173                   --          293
   C-Class                                1,971,684        3,429,315                   --        3,741
   H-Class                                6,020,424       21,283,960                   --       58,880
MID-CAP GROWTH FUND
   A-Class                                  269,187          207,659                3,352          100
   C-Class                                  646,301        1,576,700                3,108        1,056
   H-Class                                5,358,319       17,787,226               56,388       19,515
LARGE-CAP GROWTH FUND
   A-Class                                  202,640          223,808                   --           15
   C-Class                                6,304,099       10,263,007                   --        1,158
   H-Class                               11,081,000       12,639,810                   --        1,540
DYNAMIC STRENGTHENING DOLLAR FUND
   A-Class                                   68,374           36,159*                  --           18*
   C-Class                                  722,596          318,610*                  --          128*
   H-Class                                8,295,060        7,556,865*                  --        1,500*
DYNAMIC WEAKENING DOLLAR FUND
   A-Class                                1,294,478          172,682*                  --          360*
   C-Class                                1,087,128          426,708*                  --          564*
   H-Class                               17,478,708        8,784,802*                  --        6,715*
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                    17,412,386,340   18,360,372,730           41,147,937   29,760,400
   Advisor Class                      3,589,122,862    2,927,374,399            6,747,367    3,987,174
   A-Class                               74,982,888       89,972,004              557,808      197,533
   C-Class                            1,456,374,459    2,268,195,734            3,708,601    2,403,366

                                                    SHARES REDEEMED             NET SHARES PURCHASED (REDEEMED)
---------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                 MARCH 31,         MARCH 31,        MARCH 31,      MARCH 31,
                                                      2007              2006             2007           2006
---------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND
   A-Class                                        (162,888)          (99,758)          83,174         35,145
   C-Class                                        (488,650)       (3,074,861)             886        (91,616)
   H-Class                                     (10,003,491)      (22,810,820)       1,106,594     (3,222,971)
LARGE-CAP VALUE FUND
   A-Class                                        (150,248)         (147,956)         135,345         16,554
   C-Class                                      (7,422,419)       (9,994,750)         493,302        (24,247)
   H-Class                                     (22,491,073)      (15,788,889)       3,577,996        983,423
SMALL-CAP GROWTH FUND
   A-Class                                        (113,401)         (180,958)          13,940         26,508
   C-Class                                      (1,922,367)       (3,342,935)          49,317         90,121
   H-Class                                      (7,740,354)      (20,000,689)      (1,719,930)     1,342,151
MID-CAP GROWTH FUND
   A-Class                                        (230,040)         (180,462)          42,499         27,297
   C-Class                                        (577,261)       (1,559,525)          72,148         18,231
   H-Class                                      (6,693,913)      (17,160,129)      (1,279,206)       646,612
LARGE-CAP GROWTH FUND
   A-Class                                        (139,178)         (191,834)          63,462         31,989
   C-Class                                      (6,367,140)      (10,871,227)         (63,041)      (607,062)
   H-Class                                     (10,509,352)      (11,886,023)         571,648        755,327
DYNAMIC STRENGTHENING DOLLAR FUND
   A-Class                                         (67,427)          (32,880)*            947          3,297*
   C-Class                                        (645,264)         (290,822)*         77,332         27,916*
   H-Class                                      (8,085,732)       (7,296,012)*        209,328        262,353*
DYNAMIC WEAKENING DOLLAR FUND
   A-Class                                        (604,890)          (41,370)*        689,588        131,672*
   C-Class                                        (712,256)         (253,580)*        374,872        173,692*
   H-Class                                     (15,536,958)       (6,512,821)*      1,941,750      2,278,696*
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                          (17,446,274,948)  (18,611,041,218)       7,259,329   (220,908,088)
   Advisor Class                            (3,543,630,372)   (3,025,421,814)      52,239,857    (94,060,241)
   A-Class                                     (71,085,774)      (83,180,177)       4,454,922      6,989,360
   C-Class                                  (1,470,712,897)   (2,295,221,007)     (10,629,837)   (24,621,907)

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 171

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

9.    PORTFOLIO SECURITIES LOANED

The Trust may lend its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2007, the pooled cash collateral investments consisted of mutual funds (92.21%) and repurchase agreements (7.79%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

                                                                      SHARES      MARKET VALUE          MATURITY
---------------------------------------------------------------------------------------------------------------------
MUTUAL FUND                                                                              92.21%
---------------------------------------------------------------------------------------------------------------------

                       Mount Vernon Securities Lending Trust   1,199,446,730   $ 1,199,446,730               N/A
                                                                               ---------------
                       TOTAL                                                   $ 1,199,446,730
                                                                               ===============
                                                                        COST      MARKET VALUE     REPURCHASE DATE
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT                                                                      7.79%
---------------------------------------------------------------------------------------------------------------------
Rates
5.300%                 Goldman Sachs                           $ 101,375,000   $   101,375,000              04/02/07
                                                                               ---------------
                       TOTAL                                                   $   101,375,000
                                                                               ===============

                                                                               ---------------
                                                                                       100.000%
                                                                               ===============
GRAND TOTAL                                                                    $ 1,300,821,730
=====================================================================================================================

As of March 31, 2007, the collateral for the repurchase agreements in the joint account was as follows:

RANGE OF RATES         SECURITY TYPE                               PAR VALUE      MARKET VALUE              MATURITY
---------------------------------------------------------------------------------------------------------------------
4.500% - 9.000%        Ginnie Maes                             $ 101,375,000   $   102,950,786   03/17/08 - 11/01/35
---------------------------------------------------------------------------------------------------------------------
                                                                               $   102,950,786
=====================================================================================================================

At March 31, 2007, the following Funds participated in securities lending and received cash collateral:

FUND                                CASH COLLATERAL   VALUE OF SECURITIES LOANED
--------------------------------------------------------------------------------
OTC Fund                               $154,266,009                 $148,324,477
Mid-Cap Advantage Fund                    8,981,846                    8,705,581
Russell 2000(R) Advantage Fund            8,169,718                    7,926,134
Small-Cap Value Fund                      4,654,230                    4,382,858
Mid-Cap Value Fund                       27,082,632                   26,149,004
Large-Cap Value Fund                     51,207,864                   48,883,825
Small-Cap Growth Fund                     6,158,898                    5,927,465
Mid-Cap Growth Fund                       3,912,010                    3,782,408
Large-Cap Growth Fund                    14,465,300                   14,019,030
U.S. Government Money Market Fund       101,375,000                   99,550,000
Nova Master Portfolio                    34,230,953                   33,069,273


172 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

10.   CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm for the fiscal year ended March 31, 2007. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on September 25, 2006. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, none of the Funds, their portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP (PwC). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended March 31, 2006 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended March 31, 2006 and 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.

11.   NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as a fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semiannual report on September 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.

12. SUBSEQUENT EVENTS

DISSOLUTION OF THE MASTER-FEEDER ARRANGEMENT

Effective April 1, 2007, the Nova Master Portfolio, the Inverse S&P 500 Master Portfolio, the Inverse OTC Master Portfolio, the Inverse Government Long Bond Master Portfolio, the Nova Fund, the Inverse S&P 500 Fund, the Inverse OTC Fund, and the Inverse Government Long Bond Fund ceased operations under the Master-Feeder Arrangement. The Master Portfolios and corresponding Feeder Funds were consolidated into the existing Funds, leaving the Nova Fund, the Inverse S&P 500 Fund, the Inverse OTC Fund and the Inverse Government Long Bond Fund. As a result of the Master-Feeder dissolution, the Trust now consists of only fifty Funds. All other fund operations will continue unchanged. There was no change in the aggregate market value of the outstanding shares, nor in the NAV of the Funds as a result of this transaction.

INVERSE S&P 500 FUND 1-FOR-5 REVERSE SPLIT

Effective April 23, 2007, the Inverse S&P 500 Fund, Investor Class Shares, Advisor Class Shares, A-Class Shares and C-Class shares, underwent a 1-for-5 reverse split. The effect of this transaction was to divide the number of outstanding shares of the Fund by five, while multiplying the net asset value per share by five. There were no changes in the aggregate market values of the outstanding shares as a result of this transaction.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 173

                                [GRAPHIC OMITTED]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

We have audited the accompanying statements of assets and liabilities of Nova Fund, S&P 500 Fund, Inverse S&P 500 Fund, OTC Fund, Inverse OTC Fund, Mid-Cap Advantage Fund, Inverse Mid-Cap Fund, Russell 2000(R) Advantage Fund, Russell 2000(R) Fund, Inverse Russell 2000(R) Fund, Government Long Bond Advantage Fund, Inverse Government Long Bond Fund, Europe Advantage Fund, Japan Advantage Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund, U.S. Government Money Market Fund, Nova Master Portfolio, Inverse S&P 500 Master Portfolio, Inverse OTC Master Portfolio, and Inverse Government Long Bond Master Portfolio (27 of the series constituting the Rydex Series Funds) (the "Funds"), including the schedules of investments, as of March 31, 2007, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended March 31, 2006 and the financial highlights for each of the periods presented through March 31, 2006 were audited by other auditors, whose reports dated May 18, 2006 and May 16, 2003 expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at March 31, 2007, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania

May 23, 2007


174 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided to meet certain Internal Revenue Service requirements. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

Of the ordinary income distributions paid during the year by Nova Fund, S&P 500 Fund, Russell 2000(R) Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, and Nova Master Portfolio, 78.90%, 13.00%, 23.48%, 33.53%, 0.30%, and 78.90%,
respectively, qualifies for the dividends received deduction for corporations.

Additionally, 32.39%, 26.28%, 21.89%, and 100% of the ordinary income dividends paid during the same period by S&P 500 Fund, Russell 2000(R) Fund, Europe Advantage Fund, and Large-Cap Value Fund, respectively, qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003. This information was included in Form 1099-DIV sent to shareholders for the calendar year ended December 31, 2006. Information for 2007 will be sent to shareholders in January of 2008.

The Funds distributions to shareholders included:

                                                                       MID-CAP   RUSSELL 2000(R)       EUROPE
                                                          S&P 500    ADVANTAGE         ADVANTAGE    ADVANTAGE
                                                             FUND         FUND              FUND         FUND
                                                      -------------------------------------------------------
From short-term capital gains:                        $   315,004   $       --        $       --   $       --
From long-term capital gains,
   subject to the 15% rate gains category:            $        --   $2,016,817        $4,525,261   $       --
From long-term capital gains,
   using proceeds from shareholder redemptions:       $   151,516   $       --        $       --   $1,099,260

                                                            JAPAN    SMALL-CAP           MID-CAP    LARGE-CAP
                                                        ADVANTAGE        VALUE             VALUE        VALUE
                                                             FUND         FUND              FUND         FUND
                                                      -------------------------------------------------------
From short-term capital gains:                        $18,201,512   $       --   $            --   $  531,288
From long-term capital gains,
   subject to the 15% rate gains category:            $ 3,307,099   $   23,411   $       295,555   $  314,998
From long-term capital gains,
   using proceeds from shareholder redemptions:       $        --   $       --   $     1,629,491   $1,428,175

                                                                       DYNAMIC
                                                          MID-CAP    WEAKENING
                                                           GROWTH       DOLLAR
                                                             FUND         FUND
                                                      ------------------------
From short-term capital gains:                        $ 1,170,223   $       --
From long-term capital gains,
   subject to the 15% rate gains category:            $   730,451   $       --
From long-term capital gains,
   using proceeds from shareholder redemptions:       $ 1,224,082   $   47,337


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 175

                                [GRAPHIC OMITTED]

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.


176 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                 LENGTH OF SERVICE
    NAME, POSITION AND               AS TRUSTEE                 NUMBER OF
      YEAR OF BIRTH                 (YEAR BEGAN)             FUNDS OVERSEEN
-------------------------   ---------------------------   ----------------------

CARL G. VERBONCOEUR*         Rydex Series Funds - 2004             149
Trustee, President (1952)   Rydex Variable Trust - 2004
                             Rydex Dynamic Funds - 2004
                               Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

                            ---------------------------

MICHAEL P. BYRUM*            Rydex Series Funds - 2005             149
Trustee, Vice President     Rydex Variable Trust - 2005
(1970)                       Rydex Dynamic Funds - 2005
                               Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                 LENGTH OF SERVICE
    NAME, POSITION AND               AS TRUSTEE                 NUMBER OF
      YEAR OF BIRTH                 (YEAR BEGAN)             FUNDS OVERSEEN
-------------------------   ---------------------------   --------------------

JOHN O. DEMARET              Rydex Series Funds - 1997             142
Trustee, Chairman of the    Rydex Variable Trust - 1998
Board (1940)                 Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                            ---------------------------

COREY A. COLEHOUR            Rydex Series Funds - 1993             142
Trustee (1945)              Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

                            ---------------------------

J. KENNETH DALTON            Rydex Series Funds - 1995             142
Trustee (1941)              Rydex Variable Trust - 1998
                            Rydex Dynamic Funds - 1999
                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                            ---------------------------


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 177

                                [GRAPHIC OMITTED]

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                 LENGTH OF SERVICE
    NAME, POSITION AND              AS TRUSTEE                  NUMBER OF
      YEAR OF BIRTH                (YEAR BEGAN)               FUNDS OVERSEEN
-------------------------   ---------------------------   ----------------------

WERNER E. KELLER             Rydex Series Funds - 2005             142
Trustee (1940)             Rydex Variable Trust - 2005
                            Rydex Dynamic Funds - 2005
                              Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                            ---------------------------

THOMAS F. LYDON, JR.         Rydex Series Funds - 2005             142
Trustee (1960)              Rydex Variable Trust - 2005
                            Rydex Dynamic Funds - 2005
                              Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                            ---------------------------

PATRICK T. MCCARVILLE        Rydex Series Funds - 1997             142
Trustee (1942)              Rydex Variable Trust - 1998
                            Rydex Dynamic Funds - 1999
                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                            ---------------------------

ROGER SOMERS                 Rydex Series Funds - 1993             142
Trustee (1944)              Rydex Variable Trust - 1998
                            Rydex Dynamic Funds - 1999
                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

        NAME, POSITION AND                                                PRINCIPAL OCCUPATIONS
           YEAR OF BIRTH                                                  DURING PAST FIVE YEARS
-----------------------------------   ----------------------------------------------------------------------------------------------
NICK BONOS*                           Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President
Vice President and Treasurer (1963)   and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF
                                      Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice
                                      President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006); Vice President
                                      of Accounting of Rydex Investments (2000 to 2003)

JOANNA M. HAIGNEY*                    Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds
Chief Compliance Officer and          (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic
Secretary (1966)                      Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of
                                      Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX
                                      Fund (2003 to 2006)

JOSEPH ARRUDA*                        Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex
Assistant Treasurer (1966)            ETF Trust (2006 to present); Vice President of Rydex Investments (2004 to present); Director of Accounting of Rydex Investments (2003 to 2004); Vice President of Mutual Funds, State
                                      Street Bank & Trust (2000 to 2003)

PAULA BILLOS*                         Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust
Controller (1974)                     (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH RYDEX INVESTMENTS.


178 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(R)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RBENF-ANN-2-0307 x0308

                                                               [GRAPHIC OMITTED]

                                [GRAPHIC OMITTED]

                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                                COMMODITIES FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND

                                                                  MARCH 31, 2007
                                   RYDEX SERIES FUNDS SECTOR FUNDS ANNUAL REPORT

                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

                                [GRAPHIC OMITTED]

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ..............................................      2

ABOUT SHAREHOLDERS' FUND EXPENSES .......................................      3

PERFORMANCE REPORTS AND FUND PROFILES ...................................      8

SCHEDULES OF INVESTMENTS ................................................     46

STATEMENTS OF ASSETS AND LIABILITIES ....................................     76

STATEMENTS OF OPERATIONS ................................................     80

STATEMENTS OF CHANGES IN NET ASSETS .....................................     84

FINANCIAL HIGHLIGHTS ....................................................     90

NOTES TO FINANCIAL STATEMENTS ...........................................    100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................    115

OTHER INFORMATION .......................................................    116

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ...........................    117


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

                                [GRAPHIC OMITTED]

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The year ended March 31, 2007 was a positive environment for investors in nearly all asset classes. Although economic growth in the U.S. showed unmistakable signs of slowing, that was a positive development for both equity and fixed-income investors as it mitigated inflationary pressures, allowing interest rates to fall and taking pressure off the Federal Reserve Bank. The global economy, on the other hand, raced ahead as the rapidly growing economies of Brazil, Russia, India and China continued their breakneck economic expansions. International equity markets surged higher and were, once again, one of the most profitable areas for investors over the past year.

Despite the fact that U.S. equity markets continued to be buffeted by crosscurrents over high and volatile energy prices, and uncertainty about the future course of monetary policy, equity prices rose strongly during this period. The bellwether S&P 500(R) Index rose nearly 12% on a total return basis, with the Dow Jones Industrial Average(SM) up an even more robust 13.83%.

If there was an overriding theme to domestic equity markets during this period, it was the ongoing debate over the future direction of interest rates. It is frequently said that markets climb a wall of worry, and examination of return patterns for the year ended March 31 bears this out. Investors sought exposure to stocks, but they wanted to play it safe at the same time. The perceived liquidity advantages of big stocks made the period a decidedly large-cap market. The Russell Top 50(R) Index, an index of the 50 largest companies in the U.S., rose 13.03% compared to a return of 5.97% for the small-cap Russell 2000(R) Index. Investors tended to shy away from more speculative exposures as evidenced by the relative underperformance of the technology-dominated Nasdaq 100 Index(R), which only recorded a 4.54% gain. A look at returns at the sector level bears this out as well. The S&P 500 Information Technology Index managed to generate only a 3.10% gain, the lowest of the 10 S&P 500(R) Index sectors. The defensive mindset also favored value stocks. With the possibility of a damaging market reversal present in investors' minds, inexpensive stocks seemed to be the safer play. The S&P/Citigroup 500 Pure Value Index, which combines the attributes of both size and low valuations, rose 18.89% compared to a gain of 2.84% for the S&P/Citigroup 600 SmallCap Pure Growth Index. The nearly 33.77% gain for the S&P 500 Utilities Index--the strongest of all 10 of the sector indices--reinforced the defensive orientation on the part of many investors during the period.

In this environment, one might not expect international stocks, particularly emerging market stocks, to do well, but they did just that. The MSCI EAFE Index rose 20.81% and its emerging market counterpart, the MSCI EM Index, was right behind with a 20.53% gain. This gain was in spite of the fact that global stock markets experienced a major pullback in late February that hit emerging markets particularly hard. The theme here is one that has been present for some time--rapid global growth.

After initially rising, interest rates fell over the past 12 months, leaving the short end of the yield curve lower. As interest rates rose early in the year, the yield curve inverted (short-term rates higher than long-term rates), indicating expectations of slower economic growth or even recession. As interest rates drifted down, however, the yield curve resumed its positive slope.

Commodity prices, particularly oil, rose strongly through mid-summer and then receded. The price of a barrel of oil started the period at $61.92, rose to $77.03 by July 14, and settled back down to $58.26 by the end of March.

With the pullback in stock prices in late February and early March, equities are more attractively valued now and have some room to rally going forward. That said, we think the preference for defense at home and exposure to the rapidly growing global economy is here for some time to come. Our outlook for stock prices is further enhanced if the Fed begins to cut interest rates, something we anticipate, but not until later this year.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/s/ David C. Reilly

David C. Reilly, CFA
Director of Portfolio Strategies


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2006 and ending March 31, 2007.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                           BEGINNING           ENDING      EXPENSES
                                        EXPENSE        ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                          RATIO+  SEPTEMBER 30, 2006   MARCH 31, 2007        PERIOD*
----------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

BANKING FUND
   Investor Class                          1.27%          $ 1,000.00       $   988.70        $ 6.30
   Advisor Class                           1.88%            1,000.00           986.10          9.31
   A-Class                                 1.62%            1,000.00           987.20          8.03
   C-Class                                 2.38%            1,000.00           983.10         11.77
BASIC MATERIALS FUND
   Investor Class                          1.36%            1,000.00         1,252.30          7.64
   Advisor Class                           1.88%            1,000.00         1,249.70         10.54
   A-Class                                 1.62%            1,000.00         1,251.10          9.09
   C-Class                                 2.37%            1,000.00         1,246.90         13.28
BIOTECHNOLOGY FUND
   Investor Class                          1.37%            1,000.00           995.80          6.82
   Advisor Class                           1.87%            1,000.00           993.10          9.29
   A-Class                                 1.62%            1,000.00           994.60          8.06
   C-Class                                 2.37%            1,000.00           991.10         11.76
COMMODITIES FUND
   A-Class                                 1.55%            1,000.00           986.30          7.68
   C-Class                                 2.51%            1,000.00           982.80         12.41
   H-Class                                 1.81%            1,000.00           986.70          8.97
CONSUMER PRODUCTS FUND
   Investor Class                          1.36%            1,000.00         1,076.90          7.04
   Advisor Class                           1.85%            1,000.00         1,074.00          9.57
   A-Class                                 1.61%            1,000.00         1,075.50          8.33
   C-Class                                 2.36%            1,000.00         1,071.40         12.19
ELECTRONICS FUND
   Investor Class                          1.35%            1,000.00         1,020.50          6.80
   Advisor Class                           1.84%            1,000.00         1,017.10          9.25
   A-Class                                 1.59%            1,000.00         1,019.60          8.01
   C-Class                                 2.32%            1,000.00         1,014.70         11.65
ENERGY FUND
   Investor Class                          1.35%            1,000.00         1,133.70          7.18
   Advisor Class                           1.85%            1,000.00         1,130.60          9.83
   A-Class                                 1.59%            1,000.00         1,132.40          8.45
   C-Class                                 2.35%            1,000.00         1,127.40         12.46
ENERGY SERVICES FUND
   Investor Class                          1.37%            1,000.00         1,164.90          7.39
   Advisor Class                           1.87%            1,000.00         1,162.20         10.08
   A-Class                                 1.62%            1,000.00         1,163.50          8.74
   C-Class                                 2.37%            1,000.00         1,159.20         12.76
FINANCIAL SERVICES FUND
   Investor Class                          1.33%            1,000.00         1,050.10          6.80
   Advisor Class                           1.83%            1,000.00         1,047.20          9.34
   A-Class                                 1.59%            1,000.00         1,048.60          8.12
   C-Class                                 2.34%            1,000.00         1,044.30         11.93


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           BEGINNING           ENDING      EXPENSES
                                        EXPENSE        ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                          RATIO+  SEPTEMBER 30, 2006   MARCH 31, 2007        PERIOD*
----------------------------------------------------------------------------------------------------
HEALTH CARE FUND
   Investor Class                          1.35%          $ 1,000.00       $ 1,048.00        $ 6.89
   Advisor Class                           1.83%            1,000.00         1,045.10          9.33
   A-Class                                 1.59%            1,000.00         1,046.40          8.11
   C-Class                                 2.34%            1,000.00         1,042.10         11.91
INTERNET FUND
   Investor Class                          1.37%            1,000.00         1,099.50          7.17
   Advisor Class                           1.87%            1,000.00         1,096.60          9.77
   A-Class                                 1.62%            1,000.00         1,098.30          8.47
   C-Class                                 2.36%            1,000.00         1,093.90         12.32
LEISURE FUND
   Investor Class                          1.37%            1,000.00         1,130.50          7.28
   Advisor Class                           1.87%            1,000.00         1,127.10          9.92
   A-Class                                 1.61%            1,000.00         1,128.90          8.55
   C-Class                                 2.37%            1,000.00         1,124.90         12.56
PRECIOUS METALS FUND
   Investor Class                          1.26%            1,000.00         1,142.90          6.73
   Advisor Class                           1.76%            1,000.00         1,139.90          9.39
   A-Class                                 1.51%            1,000.00         1,141.50          8.06
   C-Class                                 2.26%            1,000.00         1,137.20         12.04
REAL ESTATE FUND
   A-Class                                 1.89%            1,000.00         1,109.80          9.94
   C-Class                                 2.75%            1,000.00         1,105.70         14.44
   H-Class                                 1.98%            1,000.00         1,110.20         10.42
RETAILING FUND
   Investor Class                          1.35%            1,000.00         1,083.10          7.01
   Advisor Class                           1.85%            1,000.00         1,081.30          9.60
   A-Class                                 1.58%            1,000.00         1,081.70          8.20
   C-Class                                 2.34%            1,000.00         1,078.40         12.13
TECHNOLOGY FUND
   Investor Class                          1.35%            1,000.00         1,066.40          6.95
   Advisor Class                           1.85%            1,000.00         1,062.60          9.51
   A-Class                                 1.61%            1,000.00         1,064.30          8.29
   C-Class                                 2.34%            1,000.00         1,060.80         12.02
TELECOMMUNICATIONS FUND
   Investor Class                          1.36%            1,000.00         1,099.80          7.12
   Advisor Class                           1.86%            1,000.00         1,097.20          9.73
   A-Class                                 1.60%            1,000.00         1,098.30          8.37
   C-Class                                 2.36%            1,000.00         1,093.70         12.32
TRANSPORTATION FUND
   Investor Class                          1.36%            1,000.00         1,100.80          7.12
   Advisor Class                           1.86%            1,000.00         1,097.70          9.73
   A-Class                                 1.62%            1,000.00         1,099.20          8.48
   C-Class                                 2.37%            1,000.00         1,095.40         12.38
UTILITIES FUND
   Investor Class                          1.38%            1,000.00         1,183.30          7.51
   Advisor Class                           1.87%            1,000.00         1,179.80         10.16
   A-Class                                 1.62%            1,000.00         1,181.40          8.81
   C-Class                                 2.37%            1,000.00         1,177.00         12.86


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

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ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           BEGINNING           ENDING      EXPENSES
                                        EXPENSE        ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                          RATIO+  SEPTEMBER 30, 2006   MARCH 31, 2007        PERIOD*
----------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

BANKING FUND
   Investor Class                         1.27%           $ 1,000.00       $ 1,018.52       $ 6.41
   Advisor Class                          1.88%             1,000.00         1,015.44         9.49
   A-Class                                1.62%             1,000.00         1,016.75         8.18
   C-Class                                2.38%             1,000.00         1,012.92        12.02
BASIC MATERIALS FUND
   Investor Class                         1.36%             1,000.00         1,018.07         6.87
   Advisor Class                          1.88%             1,000.00         1,015.44         9.49
   A-Class                                1.62%             1,000.00         1,016.75         8.18
   C-Class                                2.37%             1,000.00         1,012.97        11.96
BIOTECHNOLOGY FUND
   Investor Class                         1.37%             1,000.00         1,018.02         6.92
   Advisor Class                          1.87%             1,000.00         1,015.49         9.44
   A-Class                                1.62%             1,000.00         1,016.75         8.18
   C-Class                                2.37%             1,000.00         1,012.97        11.96
COMMODITIES FUND
   A-Class                                1.55%             1,000.00         1,017.11         7.83
   C-Class                                2.51%             1,000.00         1,012.26        12.67
   H-Class                                1.81%             1,000.00         1,015.79         9.14
CONSUMER PRODUCTS FUND
   Investor Class                         1.36%             1,000.00         1,018.07         6.87
   Advisor Class                          1.85%             1,000.00         1,015.59         9.34
   A-Class                                1.61%             1,000.00         1,016.80         8.13
   C-Class                                2.36%             1,000.00         1,013.02        11.91
ELECTRONICS FUND
   Investor Class                         1.35%             1,000.00         1,018.12         6.82
   Advisor Class                          1.84%             1,000.00         1,015.64         9.29
   A-Class                                1.59%             1,000.00         1,016.90         8.03
   C-Class                                2.32%             1,000.00         1,013.22        11.71
ENERGY FUND
   Investor Class                         1.35%             1,000.00         1,018.12         6.82
   Advisor Class                          1.85%             1,000.00         1,015.59         9.34
   A-Class                                1.59%             1,000.00         1,016.90         8.03
   C-Class                                2.35%             1,000.00         1,013.07        11.86
ENERGY SERVICES FUND
   Investor Class                         1.37%             1,000.00         1,018.02         6.92
   Advisor Class                          1.87%             1,000.00         1,015.49         9.44
   A-Class                                1.62%             1,000.00         1,016.75         8.18
   C-Class                                2.37%             1,000.00         1,012.97        11.96
FINANCIAL SERVICES FUND
   Investor Class                         1.33%             1,000.00         1,018.22         6.71
   Advisor Class                          1.83%             1,000.00         1,015.69         9.24
   A-Class                                1.59%             1,000.00         1,016.90         8.03
   C-Class                                2.34%             1,000.00         1,013.12        11.81
HEALTH CARE FUND
   Investor Class                         1.35%             1,000.00         1,018.12         6.82
   Advisor Class                          1.83%             1,000.00         1,015.69         9.24
   A-Class                                1.59%             1,000.00         1,016.90         8.03
   C-Class                                2.34%             1,000.00         1,013.12        11.81


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                           BEGINNING           ENDING      EXPENSES
                                        EXPENSE        ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                          RATIO+  SEPTEMBER 30, 2006   MARCH 31, 2007        PERIOD*
----------------------------------------------------------------------------------------------------
INTERNET FUND
   Investor Class                         1.37%           $ 1,000.00       $ 1,018.02       $  6.92
   Advisor Class                          1.87%             1,000.00         1,015.49          9.44
   A-Class                                1.62%             1,000.00         1,016.75          8.18
   C-Class                                2.36%             1,000.00         1,013.02         11.91
LEISURE FUND
   Investor Class                         1.37%             1,000.00         1,018.02          6.92
   Advisor Class                          1.87%             1,000.00         1,015.49          9.44
   A-Class                                1.61%             1,000.00         1,016.80          8.13
   C-Class                                2.37%             1,000.00         1,012.97         11.96
PRECIOUS METALS FUND
   Investor Class                         1.26%             1,000.00         1,018.57          6.36
   Advisor Class                          1.76%             1,000.00         1,016.05          8.89
   A-Class                                1.51%             1,000.00         1,017.31          7.62
   C-Class                                2.26%             1,000.00         1,013.52         11.41
REAL ESTATE FUND
   A-Class                                1.89%             1,000.00         1,015.39          9.54
   C-Class                                2.75%             1,000.00         1,011.05         13.88
   H-Class                                1.98%             1,000.00         1,014.94         10.00
RETAILING FUND
   Investor Class                         1.35%             1,000.00         1,018.12          6.82
   Advisor Class                          1.85%             1,000.00         1,015.59          9.34
   A-Class                                1.58%             1,000.00         1,016.95          7.98
   C-Class                                2.34%             1,000.00         1,013.12         11.81
TECHNOLOGY FUND
   Investor Class                         1.35%             1,000.00         1,018.12          6.82
   Advisor Class                          1.85%             1,000.00         1,015.59          9.34
   A-Class                                1.61%             1,000.00         1,016.80          8.13
   C-Class                                2.34%             1,000.00         1,013.12         11.81
TELECOMMUNICATIONS FUND
   Investor Class                         1.36%             1,000.00         1,018.07          6.87
   Advisor Class                          1.86%             1,000.00         1,015.54          9.39
   A-Class                                1.60%             1,000.00         1,016.85          8.08
   C-Class                                2.36%             1,000.00         1,013.02         11.91
TRANSPORTATION FUND
   Investor Class                         1.36%             1,000.00         1,018.07          6.87
   Advisor Class                          1.86%             1,000.00         1,015.54          9.39
   A-Class                                1.62%             1,000.00         1,016.75          8.18
   C-Class                                2.37%             1,000.00         1,012.97         11.96
UTILITIES FUND
   Investor Class                         1.38%             1,000.00         1,017.96          6.97
   Advisor Class                          1.87%             1,000.00         1,015.49          9.44
   A-Class                                1.62%             1,000.00         1,016.75          8.18
   C-Class                                2.37%             1,000.00         1,012.97         11.96

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

                                [GRAPHIC OMITTED]

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and saving-and-loan institutions.

INCEPTION: April 1, 1998

Twelve quarter-point increases in the Fed Funds rates during 2005-06 raised rates from 2.25% to 5.25%. Despite improved performance from last year, the increased rates did not fuel abnormal growth in the banking sector. Declines in mortgage volumes and worries about sub-prime lending put some pressure on this sector. For the most part, larger well-diversified banks tended to fare better than smaller regional banks. Rydex Banking Fund Investor Class, up 2.24%, underperformed the S&P 500 Index's 11.83%. Diversified financial services led the outperformers in this sector while diversified and regional banks also saw modest gains throughout the year. The thrifts & mortgage finance and consumer finance industries have struggled as the real estate market cooled.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                                    BANKING FUND
COMMERCIAL BANKS                                                         65%
THRIFTS & MORTGAGE FINANCE                                               25%
DIVERSIFIED FINANCIAL SERVICES                                           10%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 1, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                     4.9%
Bank of America Corp.                                                       4.7%
Wells Fargo & Co.                                                           4.3%
Wachovia Corp.                                                              4.2%
U.S. Bancorp                                                                3.1%
Fannie Mae                                                                  2.8%
PNC Financial Services Group, Inc.                                          2.4%
Freddie Mac                                                                 2.4%
National City Corp.                                                         2.4%
Washington Mutual, Inc.                                                     2.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              33.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

BANKING FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 BANKING FUND
   DATE            C-CLASS          S&P 500 INDEX      S&P 500 FINANCIALS INDEX+

 3/30/2001         $ 10,000            $ 10,000                 $ 10,000
 3/31/2001         $ 10,000            $ 10,000                 $ 10,000
 4/30/2001         $  9,915            $ 10,777                 $ 10,357
 5/31/2001         $ 10,411            $ 10,849                 $ 10,754
 6/30/2001         $ 10,399            $ 10,585                 $ 10,741
 7/31/2001         $ 10,520            $ 10,481                 $ 10,553
 8/31/2001         $ 10,085            $  9,825                 $  9,894
 9/30/2001         $  9,541            $  9,032                 $  9,297
10/31/2001         $  8,960            $  9,204                 $  9,109
11/30/2001         $  9,615            $  9,910                 $  9,744
12/31/2001         $  9,891            $  9,997                 $  9,940
 1/31/2002         $  9,979            $  9,851                 $  9,764
 2/28/2002         $ 10,016            $  9,661                 $  9,608
 3/31/2002         $ 10,719            $ 10,024                 $ 10,235
 4/30/2002         $ 11,058            $  9,416                 $  9,948
 5/31/2002         $ 11,247            $  9,347                 $  9,915
 6/30/2002         $ 10,845            $  8,681                 $  9,428
 7/31/2002         $ 10,205            $  8,004                 $  8,665
 8/31/2002         $ 10,531            $  8,057                 $  8,826
 9/30/2002         $  9,263            $  7,181                 $  7,779
10/31/2002         $  9,577            $  7,813                 $  8,463
11/30/2002         $  9,761            $  8,273                 $  8,796
12/31/2002         $  9,581            $  7,787                 $  8,308
 1/31/2003         $  9,555            $  7,583                 $  8,151
 2/28/2003         $  9,439            $  7,469                 $  7,884
 3/31/2003         $  9,181            $  7,542                 $  7,837
 4/30/2003         $  9,980            $  8,163                 $  8,781
 5/31/2003         $ 10,612            $  8,593                 $  9,227
 6/30/2003         $ 10,586            $  8,703                 $  9,233
 7/31/2003         $ 10,986            $  8,856                 $  9,631
 8/31/2003         $ 10,973            $  9,029                 $  9,519
 9/30/2003         $ 10,973            $  8,933                 $  9,564
10/31/2003         $ 11,992            $  9,439                 $ 10,197
11/30/2003         $ 12,298            $  9,522                 $ 10,152
12/31/2003         $ 12,467            $ 10,021                 $ 10,628
 1/31/2004         $ 12,714            $ 10,205                 $ 10,941
 2/29/2004         $ 13,053            $ 10,347                 $ 11,216
 3/31/2004         $ 12,831            $ 10,191                 $ 11,082
 4/30/2004         $ 12,181            $ 10,031                 $ 10,545
 5/31/2004         $ 12,779            $ 10,168                 $ 10,725
 6/30/2004         $ 12,740            $ 10,366                 $ 10,756
 7/31/2004         $ 12,649            $ 10,023                 $ 10,506
 8/31/2004         $ 13,066            $ 10,064                 $ 10,844
 9/30/2004         $ 13,118            $ 10,173                 $ 10,730
10/31/2004         $ 13,300            $ 10,328                 $ 10,754
11/30/2004         $ 13,689            $ 10,746                 $ 11,053
12/31/2004         $ 14,035            $ 11,111                 $ 11,503
 1/31/2005         $ 13,476            $ 10,841                 $ 11,236
 2/28/2005         $ 13,276            $ 11,069                 $ 11,150
 3/31/2005         $ 12,876            $ 10,873                 $ 10,702
 4/30/2005         $ 12,596            $ 10,667                 $ 10,683
 5/31/2005         $ 12,982            $ 11,006                 $ 10,959
 6/30/2005         $ 13,289            $ 11,022                 $ 11,092
 7/31/2005         $ 13,582            $ 11,431                 $ 11,237
 8/31/2005         $ 13,249            $ 11,327                 $ 11,011
 9/30/2005         $ 12,876            $ 11,419                 $ 11,100
10/31/2005         $ 13,036            $ 11,229                 $ 11,430
11/30/2005         $ 13,489            $ 11,653                 $ 11,918
12/31/2005         $ 13,422            $ 11,657                 $ 11,931
 1/31/2006         $ 13,557            $ 11,966                 $ 12,018
 2/28/2006         $ 13,747            $ 11,998                 $ 12,232
 3/31/2006         $ 13,815            $ 12,148                 $ 12,240
 4/30/2006         $ 14,248            $ 12,311                 $ 12,737
 5/31/2006         $ 13,842            $ 11,957                 $ 12,236
 6/30/2006         $ 13,706            $ 11,973                 $ 12,147
 7/31/2006         $ 13,937            $ 12,047                 $ 12,428
 8/31/2006         $ 13,937            $ 12,333                 $ 12,525
 9/30/2006         $ 14,248            $ 12,651                 $ 13,034
10/31/2006         $ 14,356            $ 13,063                 $ 13,329
11/30/2006         $ 14,343            $ 13,312                 $ 13,360
12/31/2006         $ 14,717            $ 13,498                 $ 13,859
 1/31/2007         $ 14,594            $ 13,703                 $ 13,956
 2/28/2007         $ 14,363            $ 13,435                 $ 13,498
 3/31/2007         $ 14,008            $ 13,585                 $ 13,382

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 BANKING FUND
   DATE         INVESTOR CLASS      S&P 500 INDEX      S&P 500 FINANCIALS INDEX+

  4/1/1998         $ 10,000            $ 10,000                 $ 10,000
 6/30/1998         $ 10,030            $ 10,270                 $ 10,300
 9/30/1998         $  7,560            $  9,248                 $  8,052
12/31/1998         $  8,910            $ 11,218                 $  9,797
 3/31/1999         $  8,770            $ 11,777                 $ 10,481
 6/30/1999         $  9,120            $ 12,607                 $ 10,963
 9/30/1999         $  7,460            $ 11,820                 $  9,260
12/31/1999         $  7,230            $ 13,578                 $ 10,026
 3/31/2000         $  7,310            $ 13,890                 $ 10,209
 6/30/2000         $  6,540            $ 13,521                 $  9,865
 9/30/2000         $  7,980            $ 13,390                 $ 12,162
12/31/2000         $  8,410            $ 12,342                 $ 12,374
 3/31/2001         $  8,270            $ 10,879                 $ 11,137
 6/30/2001         $  8,620            $ 11,516                 $ 11,962
 9/30/2001         $  7,930            $  9,825                 $ 10,354
12/31/2001         $  8,240            $ 10,875                 $ 11,071
 3/31/2002         $  8,956            $ 10,905                 $ 11,399
 6/30/2002         $  9,102            $  9,444                 $ 10,500
 9/30/2002         $  7,794            $  7,812                 $  8,663
12/31/2002         $  8,077            $  8,472                 $  9,252
 3/31/2003         $  7,779            $  8,205                 $  8,728
 6/30/2003         $  8,994            $  9,468                 $ 10,283
 9/30/2003         $  9,366            $  9,718                 $ 10,651
12/31/2003         $ 10,687            $ 10,902                 $ 11,836
 3/31/2004         $ 11,009            $ 11,086                 $ 12,342
 6/30/2004         $ 10,955            $ 11,277                 $ 11,979
 9/30/2004         $ 11,320            $ 11,067                 $ 11,950
12/31/2004         $ 12,154            $ 12,088                 $ 12,811
 3/31/2005         $ 11,186            $ 11,828                 $ 11,919
 6/30/2005         $ 11,560            $ 11,990                 $ 12,353
 9/30/2005         $ 11,219            $ 12,422                 $ 12,362
12/31/2005         $ 11,747            $ 12,682                 $ 13,288
 3/31/2006         $ 12,127            $ 13,215                 $ 13,632
 6/30/2006         $ 12,071            $ 13,025                 $ 13,529
 9/30/2006         $ 12,540            $ 13,763                 $ 14,516
12/31/2006         $ 12,982            $ 14,685                 $ 15,435
 3/31/2007         $ 12,398            $ 14,779                 $ 14,904

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

--------------------------------------------------------------------------------------------------------------------
                                      INVESTOR CLASS                                             ADVISOR CLASS
                                        (04/01/98)                                                 (04/01/98)
--------------------------------------------------------------------------------------------------------------------
                                  ONE    FIVE     SINCE                                      ONE    FIVE     SINCE
                                 YEAR    YEAR   INCEPTION                                   YEAR    YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------------
BANKING FUND                     2.24%   6.72%    2.42%                                     1.58%   6.07%    1.79%
S&P 500 INDEX                   11.83%   6.27%    4.44%                                    11.83%   6.27%    4.44%
S&P 500 FINANCIALS INDEX        12.19%   8.14%    6.81%                                    12.19%   8.14%    6.81%
--------------------------------------------------------------------------------------------------------------------

                                                 A-CLASS                                        C-CLASS
                                                (09/01/04)                                    (03/30/01)
--------------------------------------------------------------------------------------------------------------------
                                  ONE      ONE      SINCE        SINCE             ONE      ONE     FIVE     SINCE
                                 YEAR     YEAR*   INCEPTION    INCEPTION*          YEAR    YEAR**   YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------------
BANKING FUND                     1.96%   -2.92%      3.45%        1.53%            1.40%    0.40%   5.50%    5.78%
S&P 500 INDEX                   11.83%   11.83%     12.26%       12.26%           11.83%   11.83%   6.27%    5.24%
S&P 500 FINANCIALS INDEX        12.19%   12.19%     11.61%       11.61%           12.19%   12.19%   8.14%    7.47%
--------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

** RETURNS INCLUDE A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 FINANCIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

INCEPTION: April 1, 1998

Basic materials stocks outpaced the S&P 500 Index during the period, as illustrated by the S&P 500 Materials Index's 20.53% return versus 11.83% for the S&P 500 Index. Overseas and domestic demand for raw materials continued unabated with the Dow Jones-AIG Commodity Index, a measure of commodity prices, gaining 21.1%. This performance was in-line with the returns of stocks in the basic materials sector.

Metals and construction materials led the gainers, with these industries advancing 26.2% and 24.59%, respectively. Raw material demand continued despite a slowdown in economic growth in the second half of 2006. In early 2006, a stronger domestic economy along with inventory rebuilding benefited the steel industry and helped offset a weaker economic environment for the second half of 2006. Continued demand due to nonresidential construction also contributed to these results. Additionally, mergers in the metals and mining arena buoyed performance with Mittal Steel acquiring Arcelor and Steel Dynamic taking out Roanoke Electric Steel. Other metals performed admirably as well. Aluminum prices, for example, rose due to higher demand outside of the U.S. and tighter supply.

Paper and forest products were the laggards, rising 5.9%. A slumping housing market derailed wood product prices, which fell 20% from previous year levels. Rydex Basic Materials Fund Investor Class returned 20.86% during the period.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                            BASIC MATERIALS FUND
CHEMICALS                                                             45%
METALS & MINING                                                       28%
CONTAINERS & PACKAGING                                                12%
PAPER & FOREST PRODUCTS                                                9%
CONSTRUCTION MATERIALS                                                 6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                     April 14, 1998
A-Class                                                        September 1, 2004
C-Class                                                              May 3, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Dow Chemical Co.                                                            3.3%
E.I. du Pont de Nemours and Co.                                             3.2%
Freeport-McMoRan Copper &
Gold, Inc. -- Class B                                                       2.8%
Alcoa, Inc.                                                                 2.8%
Monsanto Co.                                                                2.7%
Southern Copper Corp.                                                       2.6%
Nucor Corp.                                                                 2.3%
Praxair, Inc.                                                               2.2%
Weyerhaeuser Co.                                                            2.0%
International Paper Co.                                                     2.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              25.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

BASIC MATERIALS FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              BASIC MATERIALS FUND
    DATE             C-CLASS          S&P 500 INDEX     S&P 500 MATERIALS INDEX+

  5/3/2001          $ 10,000             $ 10,000               $ 10,000
 5/31/2001          $ 10,389             $ 10,072               $ 10,359
 6/30/2001          $  9,909             $  9,827               $  9,905
 7/31/2001          $  9,870             $  9,730               $  9,918
 8/31/2001          $  9,818             $  9,121               $  9,805
 9/30/2001          $  8,703             $  8,384               $  8,696
10/31/2001          $  8,846             $  8,544               $  8,902
11/30/2001          $  9,802             $  9,200               $  9,935
12/31/2001          $  9,657             $  9,280               $  9,686
 1/31/2002          $  9,723             $  9,145               $  9,868
 2/28/2002          $ 10,169             $  8,968               $ 10,358
 3/31/2002          $ 10,510             $  9,306               $ 10,700
 4/30/2002          $  9,959             $  8,742               $ 10,184
 5/31/2002          $ 10,353             $  8,677               $ 10,654
 6/30/2002          $ 10,038             $  8,059               $ 10,415
 7/31/2002          $  8,844             $  7,431               $  9,241
 8/31/2002          $  8,818             $  7,480               $  9,176
 9/30/2002          $  7,610             $  6,667               $  7,977
10/31/2002          $  7,833             $  7,254               $  8,375
11/30/2002          $  8,609             $  7,681               $  9,355
12/31/2002          $  8,254             $  7,229               $  8,940
 1/31/2003          $  7,781             $  7,040               $  8,493
 2/28/2003          $  7,479             $  6,934               $  8,241
 3/31/2003          $  7,387             $  7,002               $  8,238
 4/30/2003          $  8,009             $  7,578               $  8,994
 5/31/2003          $  8,416             $  7,978               $  9,248
 6/30/2003          $  8,473             $  8,079               $  9,309
 7/31/2003          $  8,920             $  8,222               $ 10,039
 8/31/2003          $  9,253             $  8,382               $ 10,327
 9/30/2003          $  8,925             $  8,293               $  9,838
10/31/2003          $  9,722             $  8,762               $ 10,734
11/30/2003          $  9,938             $  8,839               $ 10,955
12/31/2003          $ 10,850             $  9,303               $ 12,048
 1/31/2004          $ 10,467             $  9,474               $ 11,468
 2/29/2004          $ 10,952             $  9,605               $ 12,025
 3/31/2004          $ 10,877             $  9,461               $ 11,773
 4/30/2004          $ 10,401             $  9,312               $ 11,204
 5/31/2004          $ 10,626             $  9,440               $ 11,443
 6/30/2004          $ 11,379             $  9,623               $ 12,005
 7/31/2004          $ 11,044             $  9,305               $ 11,739
 8/31/2004          $ 11,203             $  9,342               $ 11,923
 9/30/2004          $ 11,785             $  9,444               $ 12,362
10/31/2004          $ 11,582             $  9,588               $ 12,261
11/30/2004          $ 12,750             $  9,976               $ 13,186
12/31/2004          $ 12,953             $ 10,315               $ 13,347
 1/31/2005          $ 12,525             $ 10,064               $ 12,931
 2/28/2005          $ 13,437             $ 10,276               $ 13,911
 3/31/2005          $ 12,975             $ 10,094               $ 13,516
 4/30/2005          $ 11,846             $  9,902               $ 12,565
 5/31/2005          $ 11,943             $ 10,217               $ 12,416
 6/30/2005          $ 11,921             $ 10,232               $ 12,169
 7/31/2005          $ 12,869             $ 10,612               $ 12,818
 8/31/2005          $ 12,353             $ 10,516               $ 12,260
 9/30/2005          $ 12,521             $ 10,601               $ 12,332
10/31/2005          $ 12,248             $ 10,424               $ 12,392
11/30/2005          $ 13,032             $ 10,818               $ 13,269
12/31/2005          $ 13,305             $ 10,822               $ 13,635
 1/31/2006          $ 14,347             $ 11,109               $ 14,272
 2/28/2006          $ 14,130             $ 11,139               $ 13,965
 3/31/2006          $ 14,848             $ 11,277               $ 14,563
 4/30/2006          $ 15,261             $ 11,429               $ 15,078
 5/31/2006          $ 14,525             $ 11,100               $ 14,427
 6/30/2006          $ 14,511             $ 11,115               $ 14,412
 7/31/2006          $ 13,908             $ 11,183               $ 13,908
 8/31/2006          $ 14,219             $ 11,450               $ 14,284
 9/30/2006          $ 14,259             $ 11,745               $ 14,249
10/31/2006          $ 15,279             $ 12,127               $ 15,087
11/30/2006          $ 15,975             $ 12,358               $ 15,710
12/31/2006          $ 16,084             $ 12,531               $ 15,780
 1/31/2007          $ 16,939             $ 12,721               $ 16,486
 2/28/2007          $ 17,417             $ 12,472               $ 16,820
 3/31/2007          $ 17,779             $ 12,611               $ 17,102

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              BASIC MATERIALS FUND
    DATE          INVESTOR CLASS      S&P 500 INDEX     S&P 500 MATERIALS INDEX+

  4/1/1998          $ 10,000             $ 10,000               $ 10,000
 6/30/1998          $  9,330             $ 10,270               $  9,608
 9/30/1998          $  7,760             $  9,248               $  8,099
12/31/1998          $  7,810             $ 11,218               $  8,318
 3/31/1999          $  7,750             $ 11,777               $  8,380
 6/30/1999          $  9,210             $ 12,607               $ 10,058
 9/30/1999          $  8,420             $ 11,820               $  9,189
12/31/1999          $  9,520             $ 13,578               $ 10,228
 3/31/2000          $  7,970             $ 13,890               $  8,925
 6/30/2000          $  6,730             $ 13,521               $  7,550
 9/30/2000          $  6,060             $ 13,390               $  6,920
12/31/2000          $  7,550             $ 12,342               $  8,415
 3/31/2001          $  7,010             $ 10,879               $  7,891
 6/30/2001          $  7,660             $ 11,516               $  8,692
 9/30/2001          $  6,740             $  9,825               $  7,630
12/31/2001          $  7,516             $ 10,875               $  8,499
 3/31/2002          $  8,194             $ 10,905               $  9,389
 6/30/2002          $  7,850             $  9,444               $  9,139
 9/30/2002          $  5,968             $  7,812               $  6,999
12/31/2002          $  6,495             $  8,472               $  7,845
 3/31/2003          $  5,816             $  8,205               $  7,229
 6/30/2003          $  6,688             $  9,468               $  8,169
 9/30/2003          $  7,056             $  9,718               $  8,632
12/31/2003          $  8,608             $ 10,902               $ 10,572
 3/31/2004          $  8,649             $ 11,086               $ 10,331
 6/30/2004          $  9,067             $ 11,277               $ 10,534
 9/30/2004          $  9,417             $ 11,067               $ 10,848
12/31/2004          $ 10,374             $ 12,088               $ 11,712
 3/31/2005          $ 10,415             $ 11,828               $ 11,861
 6/30/2005          $  9,597             $ 11,990               $ 10,678
 9/30/2005          $ 10,103             $ 12,422               $ 10,822
12/31/2005          $ 10,762             $ 12,682               $ 11,964
 3/31/2006          $ 12,040             $ 13,215               $ 12,779
 6/30/2006          $ 11,794             $ 13,025               $ 12,646
 9/30/2006          $ 11,619             $ 13,763               $ 12,504
12/31/2006          $ 13,136             $ 14,685               $ 13,847
 3/31/2007          $ 14,551             $ 14,779               $ 15,007

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

----------------------------------------------------------------------------------------------------------------
                                      INVESTOR CLASS                                         ADVISOR CLASS
                                        (04/01/98)                                             (04/14/98)
----------------------------------------------------------------------------------------------------------------
                                 ONE      FIVE     SINCE                                 ONE    FIVE     SINCE
                                 YEAR     YEAR   INCEPTION                              YEAR    YEAR   INCEPTION
----------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND            20.86%   12.17%    4.26%                               20.30%  11.66%    3.19%
S&P 500 INDEX                   11.83%    6.27%    4.44%                               11.83%   6.27%    4.44%
S&P 500 MATERIALS INDEX         20.53%   12.57%    7.08%                               20.53%  12.57%    6.39%
----------------------------------------------------------------------------------------------------------------

                                                A-CLASS                                    C-CLASS
                                               (09/01/04)                                 (05/03/01)
----------------------------------------------------------------------------------------------------------------
                                 ONE      ONE      SINCE       SINCE          ONE      ONE      FIVE     SINCE
                                 YEAR    YEAR*   INCEPTION   INCEPTION*       YEAR    YEAR**    YEAR   INCEPTION
----------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND            20.65%   14.90%    20.25%      18.00%        19.74%   18.74%   11.09%    10.23%
S&P 500 INDEX                   11.83%   11.83%    12.26%      12.26%        11.83%   11.83%    6.27%     4.00%
S&P 500 MATERIALS INDEX         20.53%   20.53%    17.83%      17.83%        20.53%   20.53%   12.57%    12.22%
----------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 MATERIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

INCEPTION: April 1, 1998

Rydex Biotechnology Fund Investor Class had a return of -9.55% for the 12 months ended March 31, 2007. Many of the large-cap stocks such as Amgen and Genentech had negative returns (with the exception of Celgene and Gilead), resulting in a small negative contribution. However, most of the underperformance came from mid and small-cap stocks.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                              BIOTECHNOLOGY FUND
BIOTECHNOLOGY                                                         89%
LIFE SCIENCES TOOLS & SERVICES                                        11%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 1, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Genentech, Inc.                                                            10.4%
Amgen, Inc.                                                                 8.1%
Gilead Sciences, Inc.                                                       7.3%
Celgene Corp.                                                               4.6%
Genzyme Corp.                                                               4.3%
Biogen Idec, Inc.                                                           4.1%
Medimmune, Inc.                                                             3.5%
Amylin Pharmaceuticals, Inc.                                                2.5%
ImClone Systems, Inc.                                                       2.5%
Cephalon, Inc.                                                              2.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              49.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              BIOTECHNOLOGY FUND
   DATE            C-CLASS           S&P 500 INDEX    S&P 500 HEALTH CARE INDEX+

 3/30/2001         $ 10,000             $ 10,000               $ 10,000
 3/31/2001         $ 10,000             $ 10,000               $ 10,000
 4/30/2001         $ 11,436             $ 10,777               $ 10,266
 5/31/2001         $ 12,101             $ 10,849               $ 10,371
 6/30/2001         $ 12,415             $ 10,585               $  9,889
 7/31/2001         $ 10,993             $ 10,481               $ 10,412
 8/31/2001         $ 11,099             $  9,825               $ 10,024
 9/30/2001         $  9,594             $  9,032               $ 10,169
10/31/2001         $ 11,025             $  9,204               $ 10,111
11/30/2001         $ 12,022             $  9,910               $ 10,588
12/31/2001         $ 11,357             $  9,997               $ 10,243
 1/31/2002         $  9,709             $  9,851               $ 10,137
 2/28/2002         $  9,229             $  9,661               $ 10,163
 3/31/2002         $  9,538             $ 10,024               $ 10,178
 4/30/2002         $  8,038             $  9,416               $  9,540
 5/31/2002         $  7,198             $  9,347               $  9,343
 6/30/2002         $  6,325             $  8,681               $  8,479
 7/31/2002         $  6,399             $  8,004               $  8,295
 8/31/2002         $  6,122             $  8,057               $  8,383
 9/30/2002         $  5,863             $  7,181               $  7,838
10/31/2002         $  6,385             $  7,813               $  8,299
11/30/2002         $  6,856             $  8,273               $  8,509
12/31/2002         $  6,117             $  7,787               $  8,197
 1/31/2003         $  5,974             $  7,583               $  8,156
 2/28/2003         $  5,877             $  7,469               $  7,998
 3/31/2003         $  6,219             $  7,542               $  8,267
 4/30/2003         $  6,874             $  8,163               $  8,547
 5/31/2003         $  8,093             $  8,593               $  8,691
 6/30/2003         $  7,872             $  8,703               $  9,059
 7/31/2003         $  8,597             $  8,856               $  8,920
 8/31/2003         $  8,444             $  9,029               $  8,576
 9/30/2003         $  8,430             $  8,933               $  8,603
10/31/2003         $  8,435             $  9,439               $  8,660
11/30/2003         $  8,518             $  9,522               $  8,785
12/31/2003         $  8,860             $ 10,021               $  9,289
 1/31/2004         $  9,298             $ 10,205               $  9,541
 2/29/2004         $  9,340             $ 10,347               $  9,607
 3/31/2004         $  9,197             $ 10,191               $  9,206
 4/30/2004         $  9,298             $ 10,031               $  9,488
 5/31/2004         $  9,044             $ 10,168               $  9,454
 6/30/2004         $  9,012             $ 10,366               $  9,421
 7/31/2004         $  8,098             $ 10,023               $  8,911
 8/31/2004         $  8,130             $ 10,064               $  9,050
 9/30/2004         $  8,509             $ 10,173               $  8,881
10/31/2004         $  8,172             $ 10,328               $  8,683
11/30/2004         $  8,486             $ 10,746               $  8,816
12/31/2004         $  8,934             $ 11,111               $  9,310
 1/31/2005         $  8,463             $ 10,841               $  9,009
 2/28/2005         $  8,135             $ 11,069               $  9,270
 3/31/2005         $  7,789             $ 10,873               $  9,216
 4/30/2005         $  7,950             $ 10,667               $  9,525
 5/31/2005         $  8,306             $ 11,006               $  9,602
 6/30/2005         $  8,393             $ 11,022               $  9,561
 7/31/2005         $  9,215             $ 11,431               $  9,778
 8/31/2005         $  9,506             $ 11,327               $  9,724
 9/30/2005         $  9,538             $ 11,419               $  9,663
10/31/2005         $  9,317             $ 11,229               $  9,371
11/30/2005         $  9,760             $ 11,653               $  9,444
12/31/2005         $  9,885             $ 11,657               $  9,762
 1/31/2006         $ 10,171             $ 11,966               $  9,899
 2/28/2006         $ 10,623             $ 11,998               $  9,976
 3/31/2006         $ 10,282             $ 12,148               $  9,846
 4/30/2006         $  9,705             $ 12,311               $  9,530
 5/31/2006         $  9,238             $ 11,957               $  9,314
 6/30/2006         $  9,257             $ 11,973               $  9,316
 7/31/2006         $  9,151             $ 12,047               $  9,819
 8/31/2006         $  9,307             $ 12,333               $ 10,082
 9/30/2006         $  9,294             $ 12,651               $ 10,225
10/31/2006         $ 10,078             $ 13,063               $ 10,268
11/30/2006         $  9,926             $ 13,312               $ 10,212
12/31/2006         $  9,483             $ 13,498               $ 10,327
 1/31/2007         $  9,815             $ 13,703               $ 10,638
 2/28/2007         $  9,326             $ 13,435               $ 10,370
 3/31/2007         $  9,211             $ 13,585               $ 10,391

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              BIOTECHNOLOGY FUND
    DATE        INVESTOR CLASS       S&P 500 INDEX    S&P 500 HEALTH CARE INDEX+

  4/1/1998         $ 10,000             $ 10,000               $ 10,000
 6/30/1998         $  9,090             $ 10,270               $ 10,669
 9/30/1998         $  9,020             $  9,248               $ 10,604
12/31/1998         $ 11,830             $ 11,218               $ 12,133
 3/31/1999         $ 12,810             $ 11,777               $ 12,459
 6/30/1999         $ 13,700             $ 12,607               $ 11,785
 9/30/1999         $ 15,860             $ 11,820               $ 10,549
12/31/1999         $ 23,215             $ 13,578               $ 10,721
 3/31/2000         $ 28,948             $ 13,890               $ 10,704
 6/30/2000         $ 32,126             $ 13,521               $ 13,178
 9/30/2000         $ 34,822             $ 13,390               $ 13,113
12/31/2000         $ 29,861             $ 12,342               $ 14,531
 3/31/2001         $ 21,711             $ 10,879               $ 12,350
 6/30/2001         $ 27,014             $ 11,516               $ 12,213
 9/30/2001         $ 20,929             $  9,825               $ 12,558
12/31/2001         $ 24,839             $ 10,875               $ 12,650
 3/31/2002         $ 20,909             $ 10,905               $ 12,570
 6/30/2002         $ 13,903             $  9,444               $ 10,472
 9/30/2002         $ 12,921             $  7,812               $  9,680
12/31/2002         $ 13,522             $  8,472               $ 10,124
 3/31/2003         $ 13,783             $  8,205               $ 10,210
 6/30/2003         $ 17,491             $  9,468               $ 11,188
 9/30/2003         $ 18,794             $  9,718               $ 10,625
12/31/2003         $ 19,797             $ 10,902               $ 11,471
 3/31/2004         $ 20,609             $ 11,086               $ 11,369
 6/30/2004         $ 20,238             $ 11,277               $ 11,635
 9/30/2004         $ 19,155             $ 11,067               $ 10,967
12/31/2004         $ 20,168             $ 12,088               $ 11,498
 3/31/2005         $ 17,632             $ 11,828               $ 11,382
 6/30/2005         $ 19,045             $ 11,990               $ 11,808
 9/30/2005         $ 21,691             $ 12,422               $ 11,934
12/31/2005         $ 22,533             $ 12,682               $ 12,056
 3/31/2006         $ 23,506             $ 13,215               $ 12,160
 6/30/2006         $ 21,210             $ 13,025               $ 11,505
 9/30/2006         $ 21,350             $ 13,763               $ 12,628
12/31/2006         $ 21,842             $ 14,685               $ 12,754
 3/31/2007         $ 21,260             $ 14,779               $ 12,833

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

----------------------------------------------------------------------------------------------------------------
                                     INVESTOR CLASS                                         ADVISOR CLASS
                                       (04/01/98)                                            (04/01/98)
----------------------------------------------------------------------------------------------------------------
                                 ONE    FIVE      SINCE                               ONE      FIVE      SINCE
                                YEAR    YEAR    INCEPTION                             YEAR     YEAR    INCEPTION
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND             -9.55%   0.33%     8.74%                              -9.98%   -0.16%      8.16%
S&P 500 INDEX                  11.83%   6.27%     4.44%                              11.83%    6.27%      4.44%
S&P 500 HEALTH CARE INDEX       7.47%   2.00%     4.22%                               7.47%    2.00%      4.22%
----------------------------------------------------------------------------------------------------------------

                                               A-CLASS                                     C-CLASS
                                              (09/01/04)                                  (03/30/01)
----------------------------------------------------------------------------------------------------------------
                                 ONE     ONE      SINCE       SINCE           ONE      ONE      FIVE     SINCE
                                YEAR    YEAR*   INCEPTION   INCEPTION*        YEAR    YEAR**    YEAR   INCEPTION
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND             -9.78%  -14.06%     5.02%       3.06%         -10.42%  -11.42%  -0.70%    -1.36%
S&P 500 INDEX                  11.83%   11.83%    12.26%      12.26%          11.83%   11.83%   6.27%     5.24%
S&P 500 HEALTH CARE INDEX       7.47%    7.47%     7.13%       7.13%           7.47%    7.47%   2.00%     2.16%
----------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 HEALTH CARE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

COMMODITIES FUND

OBJECTIVE: Seeks long-term capital appreciation through an investment in commodity-linked instruments and seeks 100% (but at all times at least 80%) exposure to the performance of the commodities market.

INCEPTION: May 25, 2005

During the one year period ended March 31, 2007, the commodities market ended its multi-year run of positive returns, with the Goldman Sachs Commodity Index
(GSCI) declining by 9.42%. One of the few bright spots was corn, which rose nearly 40% in anticipation of increasing ethanol demand. These gains were largely offset by sugar, another ethanol input, which declined by roughly the same amount.

The main driver of Rydex Commodities Fund was energy, representing about 70% of total exposure. During the year, crude oil traded as high as $80 per barrel, and as low as $55 per barrel, but finished just below where it started. Natural gas, despite a strong rally late in the period, declined roughly 11% in all, thanks in part to a mild winter in many areas of the U.S.

Rydex Commodities Fund H-Class declined 12.75% during the reporting period.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                                COMMODITIES FUND
Structured Notes                                                      89.7%
Exchange Traded Funds                                                 14.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 25, 2005
C-Class                                                             May 25, 2005
H-Class                                                             May 25, 2005

The Fund invests principally in derivative investments such as structured notes, futures contracts, and options on index futures.


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

COMMODITIES FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              COMMODITIES FUND
    DATE          C-CLASS          S&P 500 INDEX   GOLDMAN SACHS COMMODITY INDEX

 5/25/2005        $ 10,000            $ 10,000               $ 10,000
 5/26/2005        $  9,972            $ 10,065               $ 10,009
 5/27/2005        $ 10,088            $ 10,076               $ 10,088
 5/28/2005        $ 10,088            $ 10,076               $ 10,088
 5/29/2005        $ 10,088            $ 10,076               $ 10,088
 5/30/2005        $ 10,088            $ 10,076               $ 10,088
 5/31/2005        $ 10,076            $ 10,015               $ 10,092
  6/1/2005        $ 10,464            $ 10,109               $ 10,494
  6/2/2005        $ 10,360            $ 10,126               $ 10,413
  6/3/2005        $ 10,592            $ 10,056               $ 10,628
  6/4/2005        $ 10,592            $ 10,056               $ 10,628
  6/5/2005        $ 10,592            $ 10,056               $ 10,628
  6/6/2005        $ 10,616            $ 10,069               $ 10,636
  6/7/2005        $ 10,496            $ 10,068               $ 10,547
  6/8/2005        $ 10,308            $ 10,048               $ 10,372
  6/9/2005        $ 10,560            $ 10,101               $ 10,605
 6/10/2005        $ 10,440            $ 10,077               $ 10,482
 6/11/2005        $ 10,440            $ 10,077               $ 10,482
 6/12/2005        $ 10,440            $ 10,077               $ 10,482
 6/13/2005        $ 10,696            $ 10,103               $ 10,752
 6/14/2005        $ 10,576            $ 10,129               $ 10,666
 6/15/2005        $ 10,648            $ 10,152               $ 10,754
 6/16/2005        $ 10,776            $ 10,188               $ 10,881
 6/17/2005        $ 11,016            $ 10,239               $ 11,109
 6/18/2005        $ 11,016            $ 10,239               $ 11,109
 6/19/2005        $ 11,016            $ 10,239               $ 11,109
 6/20/2005        $ 11,092            $ 10,232               $ 11,210
 6/21/2005        $ 10,944            $ 10,211               $ 11,064
 6/22/2005        $ 10,868            $ 10,213               $ 10,953
 6/23/2005        $ 11,016            $ 10,105               $ 11,119
 6/24/2005        $ 11,044            $ 10,028               $ 11,146
 6/25/2005        $ 11,044            $ 10,028               $ 11,146
 6/26/2005        $ 11,044            $ 10,028               $ 11,146
 6/27/2005        $ 11,076            $ 10,020               $ 11,193
 6/28/2005        $ 10,780            $ 10,114               $ 10,882
 6/29/2005        $ 10,668            $ 10,101               $ 10,764
 6/30/2005        $ 10,552            $ 10,029               $ 10,677
  7/1/2005        $ 10,840            $ 10,056               $ 10,986
  7/2/2005        $ 10,840            $ 10,056               $ 10,986
  7/3/2005        $ 10,840            $ 10,056               $ 10,986
  7/4/2005        $ 10,840            $ 10,056               $ 10,986
  7/5/2005        $ 11,096            $ 10,145               $ 11,210
  7/6/2005        $ 11,336            $ 10,063               $ 11,484
  7/7/2005        $ 11,232            $ 10,088               $ 11,380
  7/8/2005        $ 11,096            $ 10,206               $ 11,235
  7/9/2005        $ 11,096            $ 10,206               $ 11,235
 7/10/2005        $ 11,096            $ 10,206               $ 11,235
 7/11/2005        $ 11,000            $ 10,270               $ 11,118
 7/12/2005        $ 11,204            $ 10,294               $ 11,375
 7/13/2005        $ 11,152            $ 10,304               $ 11,302
 7/14/2005        $ 10,896            $ 10,331               $ 11,049
 7/15/2005        $ 10,924            $ 10,343               $ 11,103
 7/16/2005        $ 10,924            $ 10,343               $ 11,103
 7/17/2005        $ 10,924            $ 10,343               $ 11,103
 7/18/2005        $ 10,780            $ 10,286               $ 10,975
 7/19/2005        $ 10,828            $ 10,355               $ 10,970
 7/20/2005        $ 10,720            $ 10,406               $ 10,892
 7/21/2005        $ 10,580            $ 10,337               $ 10,737
 7/22/2005        $ 10,748            $ 10,393               $ 10,933
 7/23/2005        $ 10,748            $ 10,393               $ 10,933
 7/24/2005        $ 10,748            $ 10,393               $ 10,933
 7/25/2005        $ 10,788            $ 10,354               $ 10,952
 7/26/2005        $ 10,804            $ 10,372               $ 11,005
 7/27/2005        $ 10,828            $ 10,421               $ 11,047
 7/28/2005        $ 10,980            $ 10,482               $ 11,172
 7/29/2005        $ 11,060            $ 10,402               $ 11,264
 7/30/2005        $ 11,060            $ 10,402               $ 11,264
 7/31/2005        $ 11,060            $ 10,402               $ 11,264
  8/1/2005        $ 11,260            $ 10,412               $ 11,455
  8/2/2005        $ 11,308            $ 10,486               $ 11,544
  8/3/2005        $ 11,192            $ 10,496               $ 11,408
  8/4/2005        $ 11,296            $ 10,419               $ 11,489
  8/5/2005        $ 11,420            $ 10,339               $ 11,610
  8/6/2005        $ 11,420            $ 10,339               $ 11,610
  8/7/2005        $ 11,420            $ 10,339               $ 11,610
  8/8/2005        $ 11,584            $ 10,312               $ 11,808
  8/9/2005        $ 11,496            $ 10,382               $ 11,689
 8/10/2005        $ 11,792            $ 10,367               $ 11,996
 8/11/2005        $ 11,976            $ 10,442               $ 12,184
 8/12/2005        $ 12,064            $ 10,379               $ 12,274
 8/13/2005        $ 12,064            $ 10,379               $ 12,274
 8/14/2005        $ 12,064            $ 10,379               $ 12,274
 8/15/2005        $ 11,952            $ 10,410               $ 12,191
 8/16/2005        $ 11,968            $ 10,288               $ 12,202
 8/17/2005        $ 11,564            $ 10,298               $ 11,812
 8/18/2005        $ 11,500            $ 10,288               $ 11,716
 8/19/2005        $ 11,768            $ 10,295               $ 11,976
 8/20/2005        $ 11,768            $ 10,295               $ 11,976
 8/21/2005        $ 11,768            $ 10,295               $ 11,976
 8/22/2005        $ 11,760            $ 10,312               $ 12,044
 8/23/2005        $ 11,820            $ 10,277               $ 12,061
 8/24/2005        $ 12,064            $ 10,210               $ 12,291
 8/25/2005        $ 12,052            $ 10,234               $ 12,297
 8/26/2005        $ 11,924            $ 10,173               $ 12,151
 8/27/2005        $ 11,924            $ 10,173               $ 12,151
 8/28/2005        $ 11,924            $ 10,173               $ 12,151
 8/29/2005        $ 12,292            $ 10,235               $ 12,507
 8/30/2005        $ 12,776            $ 10,203               $ 13,036
 8/31/2005        $ 12,644            $ 10,307               $ 12,970
  9/1/2005        $ 13,020            $ 10,318               $ 13,253
  9/2/2005        $ 12,600            $ 10,288               $ 12,888
  9/3/2005        $ 12,600            $ 10,288               $ 12,888
  9/4/2005        $ 12,600            $ 10,288               $ 12,888
  9/5/2005        $ 12,600            $ 10,288               $ 12,888
  9/6/2005        $ 12,364            $ 10,418               $ 12,683
  9/7/2005        $ 12,124            $ 10,445               $ 12,385
  9/8/2005        $ 12,176            $ 10,406               $ 12,379
  9/9/2005        $ 12,028            $ 10,488               $ 12,297
 9/10/2005        $ 12,028            $ 10,488               $ 12,297
 9/11/2005        $ 12,028            $ 10,488               $ 12,297
 9/12/2005        $ 11,760            $ 10,481               $ 12,080
 9/13/2005        $ 11,776            $ 10,405               $ 12,049
 9/14/2005        $ 12,096            $ 10,371               $ 12,347
 9/15/2005        $ 12,008            $ 10,376               $ 12,293
 9/16/2005        $ 11,724            $ 10,462               $ 12,010
 9/17/2005        $ 11,724            $ 10,462               $ 12,010
 9/18/2005        $ 11,724            $ 10,462               $ 12,010
 9/19/2005        $ 12,524            $ 10,404               $ 12,825
 9/20/2005        $ 12,308            $ 10,322               $ 12,621
 9/21/2005        $ 12,512            $ 10,229               $ 12,736
 9/22/2005        $ 12,440            $ 10,268               $ 12,790
 9/23/2005        $ 12,112            $ 10,274               $ 12,441
 9/24/2005        $ 12,112            $ 10,274               $ 12,441
 9/25/2005        $ 12,112            $ 10,274               $ 12,441
 9/26/2005        $ 12,468            $ 10,277               $ 12,761
 9/27/2005        $ 12,364            $ 10,277               $ 12,720
 9/28/2005        $ 12,724            $ 10,289               $ 13,071
 9/29/2005        $ 12,728            $ 10,381               $ 13,084
 9/30/2005        $ 12,648            $ 10,391               $ 12,972
 10/1/2005        $ 12,648            $ 10,391               $ 12,972
 10/2/2005        $ 12,648            $ 10,391               $ 12,972
 10/3/2005        $ 12,568            $ 10,373               $ 12,905
 10/4/2005        $ 12,392            $ 10,271               $ 12,733
 10/5/2005        $ 12,220            $ 10,121               $ 12,575
 10/6/2005        $ 11,904            $ 10,080               $ 12,238
 10/7/2005        $ 11,932            $ 10,117               $ 12,265
 10/8/2005        $ 11,932            $ 10,117               $ 12,265
 10/9/2005        $ 11,932            $ 10,117               $ 12,265
10/10/2005        $ 11,956            $ 10,045               $ 12,226
10/11/2005        $ 12,216            $ 10,025               $ 12,496
10/12/2005        $ 12,172            $  9,965               $ 12,549
10/13/2005        $ 12,000            $  9,958               $ 12,360
10/14/2005        $ 11,888            $ 10,040               $ 12,238
10/15/2005        $ 11,888            $ 10,040               $ 12,238
10/16/2005        $ 11,888            $ 10,040               $ 12,238
10/17/2005        $ 12,140            $ 10,070               $ 12,521
10/18/2005        $ 11,884            $  9,969               $ 12,263
10/19/2005        $ 11,776            $ 10,119               $ 12,148
10/20/2005        $ 11,516            $  9,967               $ 11,885
10/21/2005        $ 11,576            $  9,983               $ 11,916
10/22/2005        $ 11,576            $  9,983               $ 11,916
10/23/2005        $ 11,576            $  9,983               $ 11,916
10/24/2005        $ 11,428            $ 10,150               $ 11,839
10/25/2005        $ 11,948            $ 10,126               $ 12,318
10/26/2005        $ 11,704            $ 10,083               $ 12,063
10/27/2005        $ 11,648            $  9,979               $ 12,031
10/28/2005        $ 11,608            $ 10,145               $ 11,962
10/29/2005        $ 11,608            $ 10,145               $ 11,962
10/30/2005        $ 11,608            $ 10,145               $ 11,962
10/31/2005        $ 11,280            $ 10,217               $ 11,633
 11/1/2005        $ 11,244            $ 10,181               $ 11,584
 11/2/2005        $ 11,132            $ 10,284               $ 11,514
 11/3/2005        $ 11,412            $ 10,332               $ 11,773
 11/4/2005        $ 11,264            $ 10,333               $ 11,609
 11/5/2005        $ 11,264            $ 10,333               $ 11,609
 11/6/2005        $ 11,264            $ 10,333               $ 11,609
 11/7/2005        $ 11,176            $ 10,357               $ 11,535
 11/8/2005        $ 11,160            $ 10,326               $ 11,541
 11/9/2005        $ 11,092            $ 10,344               $ 11,461
11/10/2005        $ 10,876            $ 10,433               $ 11,263
11/11/2005        $ 10,932            $ 10,465               $ 11,282
11/12/2005        $ 10,932            $ 10,465               $ 11,282
11/13/2005        $ 10,932            $ 10,465               $ 11,282
11/14/2005        $ 10,976            $ 10,458               $ 11,300
11/15/2005        $ 10,836            $ 10,418               $ 11,181
11/16/2005        $ 10,996            $ 10,439               $ 11,379
11/17/2005        $ 10,876            $ 10,538               $ 11,204
11/18/2005        $ 10,780            $ 10,585               $ 11,115
11/19/2005        $ 10,780            $ 10,585               $ 11,115
11/20/2005        $ 10,780            $ 10,585               $ 11,115
11/21/2005        $ 10,820            $ 10,641               $ 11,145
11/22/2005        $ 10,952            $ 10,696               $ 11,288
11/23/2005        $ 10,852            $ 10,734               $ 11,220
11/24/2005        $ 10,852            $ 10,734               $ 11,220
11/25/2005        $ 10,840            $ 10,756               $ 11,198
11/26/2005        $ 10,840            $ 10,756               $ 11,198
11/27/2005        $ 10,840            $ 10,756               $ 11,198
11/28/2005        $ 10,680            $ 10,666               $ 11,028
11/29/2005        $ 10,608            $ 10,668               $ 10,964
11/30/2005        $ 10,840            $ 10,604               $ 11,185
 12/1/2005        $ 11,068            $ 10,733               $ 11,442
 12/2/2005        $ 11,296            $ 10,736               $ 11,681
 12/3/2005        $ 11,296            $ 10,736               $ 11,681
 12/4/2005        $ 11,296            $ 10,736               $ 11,681
 12/5/2005        $ 11,356            $ 10,711               $ 11,736
 12/6/2005        $ 11,324            $ 10,725               $ 11,668
 12/7/2005        $ 11,284            $ 10,674               $ 11,617
 12/8/2005        $ 11,632            $ 10,662               $ 11,983
 12/9/2005        $ 11,364            $ 10,692               $ 11,756
12/10/2005        $ 11,364            $ 10,692               $ 11,756
12/11/2005        $ 11,364            $ 10,692               $ 11,756
12/12/2005        $ 11,644            $ 10,701               $ 12,037
12/13/2005        $ 11,756            $ 10,761               $ 12,172
12/14/2005        $ 11,616            $ 10,807               $ 12,023
12/15/2005        $ 11,396            $ 10,792               $ 11,798
12/16/2005        $ 11,128            $ 10,762               $ 11,554
12/17/2005        $ 11,128            $ 10,762               $ 11,554
12/18/2005        $ 11,128            $ 10,762               $ 11,554
12/19/2005        $ 11,124            $ 10,699               $ 11,494
12/20/2005        $ 11,104            $ 10,697               $ 11,506
12/21/2005        $ 11,216            $ 10,724               $ 11,594
12/22/2005        $ 11,024            $ 10,772               $ 11,415
12/23/2005        $ 10,912            $ 10,778               $ 11,330
12/24/2005        $ 10,912            $ 10,778               $ 11,330
12/25/2005        $ 10,912            $ 10,778               $ 11,330
12/26/2005        $ 10,912            $ 10,778               $ 11,454
12/27/2005        $ 10,696            $ 10,675               $ 11,110
12/28/2005        $ 11,016            $ 10,691               $ 11,371
12/29/2005        $ 10,984            $ 10,660               $ 11,383
12/30/2005        $ 11,100            $ 10,608               $ 11,506
12/31/2005        $ 11,100            $ 10,608               $ 11,506
  1/1/2006        $ 11,100            $ 10,608               $ 11,506
  1/2/2006        $ 11,100            $ 10,608               $ 11,506
  1/3/2006        $ 11,268            $ 10,782               $ 11,683
  1/4/2006        $ 11,312            $ 10,824               $ 11,695
  1/5/2006        $ 11,120            $ 10,824               $ 11,524
  1/6/2006        $ 11,284            $ 10,928               $ 11,680
  1/7/2006        $ 11,284            $ 10,928               $ 11,680
  1/8/2006        $ 11,284            $ 10,928               $ 11,680
  1/9/2006        $ 11,132            $ 10,968               $ 11,542
 1/10/2006        $ 11,088            $ 10,965               $ 11,492
 1/11/2006        $ 11,092            $ 11,004               $ 11,481
 1/12/2006        $ 11,072            $ 10,935               $ 11,454
 1/13/2006        $ 11,056            $ 10,949               $ 11,464
 1/14/2006        $ 11,056            $ 10,949               $ 11,464
 1/15/2006        $ 11,056            $ 10,949               $ 11,464
 1/16/2006        $ 11,056            $ 10,949               $ 11,464
 1/17/2006        $ 11,412            $ 10,909               $ 11,799
 1/18/2006        $ 11,228            $ 10,868               $ 11,637
 1/19/2006        $ 11,384            $ 10,928               $ 11,789
 1/20/2006        $ 11,632            $ 10,728               $ 12,008
 1/21/2006        $ 11,632            $ 10,728               $ 12,008
 1/22/2006        $ 11,632            $ 10,728               $ 12,008
 1/23/2006        $ 11,472            $ 10,748               $ 11,902
 1/24/2006        $ 11,356            $ 10,774               $ 11,813
 1/25/2006        $ 11,200            $ 10,756               $ 11,657
 1/26/2006        $ 11,276            $ 10,834               $ 11,686
 1/27/2006        $ 11,460            $ 10,919               $ 11,870
 1/28/2006        $ 11,460            $ 10,919               $ 11,870
 1/29/2006        $ 11,460            $ 10,919               $ 11,870
 1/30/2006        $ 11,656            $ 10,932               $ 12,076
 1/31/2006        $ 11,564            $ 10,888               $ 12,005
  2/1/2006        $ 11,260            $ 10,910               $ 11,780
  2/2/2006        $ 11,132            $ 10,814               $ 11,541
  2/3/2006        $ 11,224            $ 10,757               $ 11,660
  2/4/2006        $ 11,224            $ 10,757               $ 11,660
  2/5/2006        $ 11,224            $ 10,757               $ 11,660
  2/6/2006        $ 11,112            $ 10,765               $ 11,539
  2/7/2006        $ 10,780            $ 10,679               $ 11,241
  2/8/2006        $ 10,728            $ 10,776               $ 11,160
  2/9/2006        $ 10,716            $ 10,760               $ 11,137
 2/10/2006        $ 10,504            $ 10,788               $ 10,945
 2/11/2006        $ 10,504            $ 10,788               $ 10,945
 2/12/2006        $ 10,504            $ 10,788               $ 10,945
 2/13/2006        $ 10,392            $ 10,754               $ 10,838
 2/14/2006        $ 10,244            $ 10,863               $ 10,678
 2/15/2006        $ 10,076            $ 10,904               $ 10,505
 2/16/2006        $ 10,204            $ 10,985               $ 10,610
 2/17/2006        $ 10,364            $ 10,967               $ 10,785
 2/18/2006        $ 10,364            $ 10,967               $ 10,785
 2/19/2006        $ 10,364            $ 10,967               $ 10,785
 2/20/2006        $ 10,364            $ 10,967               $ 10,785
 2/21/2006        $ 10,588            $ 10,931               $ 11,022
 2/22/2006        $ 10,368            $ 11,014               $ 10,782
 2/23/2006        $ 10,392            $ 10,975               $ 10,770
 2/24/2006        $ 10,588            $ 10,991               $ 10,996
 2/25/2006        $ 10,588            $ 10,991               $ 10,996
 2/26/2006        $ 10,588            $ 10,991               $ 10,996
 2/27/2006        $ 10,264            $ 11,033               $ 10,690
 2/28/2006        $ 10,392            $ 10,918               $ 10,792
  3/1/2006        $ 10,476            $ 11,011               $ 10,858
  3/2/2006        $ 10,700            $ 10,993               $ 11,085
  3/3/2006        $ 10,736            $ 10,977               $ 11,155
  3/4/2006        $ 10,736            $ 10,977               $ 11,155
  3/5/2006        $ 10,736            $ 10,977               $ 11,155
  3/6/2006        $ 10,428            $ 10,901               $ 10,910
  3/7/2006        $ 10,296            $ 10,881               $ 10,761
  3/8/2006        $ 10,184            $ 10,907               $ 10,604
  3/9/2006        $ 10,304            $ 10,854               $ 10,702
 3/10/2006        $ 10,228            $ 10,933               $ 10,649
 3/11/2006        $ 10,228            $ 10,933               $ 10,649
 3/12/2006        $ 10,228            $ 10,933               $ 10,649
 3/13/2006        $ 10,444            $ 10,958               $ 10,882
 3/14/2006        $ 10,660            $ 11,072               $ 11,105
 3/15/2006        $ 10,520            $ 11,120               $ 10,984
 3/16/2006        $ 10,668            $ 11,140               $ 11,103
 3/17/2006        $ 10,584            $ 11,157               $ 11,016
 3/18/2006        $ 10,584            $ 11,157               $ 11,016
 3/19/2006        $ 10,584            $ 11,157               $ 11,016
 3/20/2006        $ 10,324            $ 11,138               $ 10,754
 3/21/2006        $ 10,388            $ 11,071               $ 10,827
 3/22/2006        $ 10,320            $ 11,138               $ 10,738
 3/23/2006        $ 10,620            $ 11,110               $ 11,018
 3/24/2006        $ 10,656            $ 11,120               $ 11,066
 3/25/2006        $ 10,656            $ 11,120               $ 11,066
 3/26/2006        $ 10,656            $ 11,120               $ 11,066
 3/27/2006        $ 10,620            $ 11,109               $ 11,050
 3/28/2006        $ 10,828            $ 11,038               $ 11,272
 3/29/2006        $ 10,940            $ 11,122               $ 11,346
 3/30/2006        $ 11,052            $ 11,100               $ 11,469
 3/31/2006        $ 10,840            $ 11,054               $ 11,345
  4/1/2006        $ 10,840            $ 11,054               $ 11,345
  4/2/2006        $ 10,840            $ 11,054               $ 11,345
  4/3/2006        $ 10,888            $ 11,079               $ 11,418
  4/4/2006        $ 10,888            $ 11,150               $ 11,319
  4/5/2006        $ 11,028            $ 11,199               $ 11,459
  4/6/2006        $ 11,124            $ 11,180               $ 11,584
  4/7/2006        $ 11,020            $ 11,065               $ 11,481
  4/8/2006        $ 11,020            $ 11,065               $ 11,481
  4/9/2006        $ 11,020            $ 11,065               $ 11,481
 4/10/2006        $ 11,220            $ 11,074               $ 11,699
 4/11/2006        $ 11,332            $ 10,991               $ 11,770
 4/12/2006        $ 11,308            $ 11,004               $ 11,797
 4/13/2006        $ 11,452            $ 11,012               $ 11,899
 4/14/2006        $ 11,452            $ 11,012               $ 11,899
 4/15/2006        $ 11,452            $ 11,012               $ 11,899
 4/16/2006        $ 11,452            $ 11,012               $ 11,899
 4/17/2006        $ 11,656            $ 10,980               $ 12,111
 4/18/2006        $ 11,888            $ 11,171               $ 12,379
 4/19/2006        $ 12,008            $ 11,191               $ 12,510
 4/20/2006        $ 11,848            $ 11,205               $ 12,388
 4/21/2006        $ 12,128            $ 11,203               $ 12,596
 4/22/2006        $ 12,128            $ 11,203               $ 12,596
 4/23/2006        $ 12,128            $ 11,203               $ 12,596
 4/24/2006        $ 11,852            $ 11,176               $ 12,340
 4/25/2006        $ 11,844            $ 11,122               $ 12,321
 4/26/2006        $ 11,692            $ 11,154               $ 12,224
 4/27/2006        $ 11,436            $ 11,194               $ 11,964
 4/28/2006        $ 11,592            $ 11,202               $ 12,064
 4/29/2006        $ 11,592            $ 11,202               $ 12,064
 4/30/2006        $ 11,592            $ 11,202               $ 12,064
  5/1/2006        $ 11,836            $ 11,156               $ 12,303
  5/2/2006        $ 11,936            $ 11,225               $ 12,430
  5/3/2006        $ 11,648            $ 11,181               $ 12,134
  5/4/2006        $ 11,524            $ 11,219               $ 11,948
  5/5/2006        $ 11,500            $ 11,335               $ 12,020
  5/6/2006        $ 11,500            $ 11,335               $ 12,020
  5/7/2006        $ 11,500            $ 11,335               $ 12,020
  5/8/2006        $ 11,472            $ 11,326               $ 11,945
  5/9/2006        $ 11,596            $ 11,330               $ 12,118
 5/10/2006        $ 11,904            $ 11,316               $ 12,396
 5/11/2006        $ 12,068            $ 11,173               $ 12,593
 5/12/2006        $ 11,856            $ 11,048               $ 12,381
 5/13/2006        $ 11,856            $ 11,048               $ 12,381
 5/14/2006        $ 11,856            $ 11,048               $ 12,381
 5/15/2006        $ 11,380            $ 11,077               $ 11,959
 5/16/2006        $ 11,468            $ 11,056               $ 11,980
 5/17/2006        $ 11,252            $ 10,873               $ 11,845
 5/18/2006        $ 11,412            $ 10,801               $ 11,888
 5/19/2006        $ 11,180            $ 10,845               $ 11,711
 5/20/2006        $ 11,180            $ 10,845               $ 11,711
 5/21/2006        $ 11,180            $ 10,845               $ 11,711
 5/22/2006        $ 11,304            $ 10,803               $ 11,841
 5/23/2006        $ 11,592            $ 10,756               $ 12,147
 5/24/2006        $ 11,276            $ 10,774               $ 11,784
 5/25/2006        $ 11,480            $ 10,897               $ 11,976
 5/26/2006        $ 11,536            $ 10,961               $ 12,040
 5/27/2006        $ 11,536            $ 10,961               $ 12,040
 5/28/2006        $ 11,536            $ 10,961               $ 12,040
 5/29/2006        $ 11,536            $ 10,961               $ 12,040
 5/30/2006        $ 11,552            $ 10,788               $ 12,081
 5/31/2006        $ 11,476            $ 10,880               $ 11,971
  6/1/2006        $ 11,368            $ 11,014               $ 11,890
  6/2/2006        $ 11,688            $ 11,035               $ 12,166
  6/3/2006        $ 11,688            $ 11,035               $ 12,166
  6/4/2006        $ 11,688            $ 11,035               $ 12,166
  6/5/2006        $ 11,600            $ 10,840               $ 12,155
  6/6/2006        $ 11,552            $ 10,828               $ 12,068
  6/7/2006        $ 11,364            $ 10,764               $ 11,887
  6/8/2006        $ 11,264            $ 10,780               $ 11,774
  6/9/2006        $ 11,384            $ 10,732               $ 11,915
 6/10/2006        $ 11,384            $ 10,732               $ 11,915
 6/11/2006        $ 11,384            $ 10,732               $ 11,915
 6/12/2006        $ 11,280            $ 10,596               $ 11,776
 6/13/2006        $ 10,936            $ 10,489               $ 11,466
 6/14/2006        $ 11,000            $ 10,544               $ 11,532
 6/15/2006        $ 11,196            $ 10,768               $ 11,694
 6/16/2006        $ 11,188            $ 10,729               $ 11,712
 6/17/2006        $ 11,188            $ 10,729               $ 11,712
 6/18/2006        $ 11,188            $ 10,729               $ 11,712
 6/19/2006        $ 10,976            $ 10,631               $ 11,544
 6/20/2006        $ 10,976            $ 10,631               $ 11,507
 6/21/2006        $ 11,148            $ 10,735               $ 11,661
 6/22/2006        $ 11,184            $ 10,681               $ 11,720
 6/23/2006        $ 11,188            $ 10,671               $ 11,685
 6/24/2006        $ 11,188            $ 10,671               $ 11,685
 6/25/2006        $ 11,188            $ 10,671               $ 11,685
 6/26/2006        $ 11,264            $ 10,723               $ 11,805
 6/27/2006        $ 11,300            $ 10,626               $ 11,825
 6/28/2006        $ 11,304            $ 10,686               $ 11,827
 6/29/2006        $ 11,504            $ 10,917               $ 12,040
 6/30/2006        $ 11,568            $ 10,895               $ 12,110
  7/1/2006        $ 11,568            $ 10,895               $ 12,110
  7/2/2006        $ 11,568            $ 10,895               $ 12,110
  7/3/2006        $ 11,612            $ 10,981               $ 12,134
  7/4/2006        $ 11,612            $ 10,981               $ 12,134
  7/5/2006        $ 11,720            $ 10,903               $ 12,229
  7/6/2006        $ 11,712            $ 10,933               $ 12,276
  7/7/2006        $ 11,564            $ 10,859               $ 12,123
  7/8/2006        $ 11,564            $ 10,859               $ 12,123
  7/9/2006        $ 11,564            $ 10,859               $ 12,123
 7/10/2006        $ 11,468            $ 10,875               $ 12,030
 7/11/2006        $ 11,600            $ 10,921               $ 12,169
 7/12/2006        $ 11,732            $ 10,802               $ 12,286
 7/13/2006        $ 11,984            $ 10,663               $ 12,521
 7/14/2006        $ 12,024            $ 10,610               $ 12,606
 7/15/2006        $ 12,024            $ 10,610               $ 12,606
 7/16/2006        $ 12,024            $ 10,610               $ 12,606
 7/17/2006        $ 11,740            $ 10,596               $ 12,290
 7/18/2006        $ 11,560            $ 10,616               $ 12,088
 7/19/2006        $ 11,484            $ 10,814               $ 12,041
 7/20/2006        $ 11,384            $ 10,723               $ 11,984
 7/21/2006        $ 11,396            $ 10,647               $ 11,985
 7/22/2006        $ 11,396            $ 10,647               $ 11,985
 7/23/2006        $ 11,396            $ 10,647               $ 11,985
 7/24/2006        $ 11,564            $ 10,824               $ 12,117
 7/25/2006        $ 11,436            $ 10,893               $ 11,988
 7/26/2006        $ 11,500            $ 10,889               $ 12,071
 7/27/2006        $ 11,628            $ 10,846               $ 12,183
 7/28/2006        $ 11,496            $ 10,978               $ 12,060
 7/29/2006        $ 11,496            $ 10,978               $ 12,060
 7/30/2006        $ 11,496            $ 10,978               $ 12,060
 7/31/2006        $ 11,808            $ 10,962               $ 12,353
  8/1/2006        $ 11,796            $ 10,913               $ 12,359
  8/2/2006        $ 12,024            $ 10,980               $ 12,540
  8/3/2006        $ 11,840            $ 10,998               $ 12,369
  8/4/2006        $ 11,796            $ 10,990               $ 12,329
  8/5/2006        $ 11,796            $ 10,990               $ 12,329
  8/6/2006        $ 11,796            $ 10,990               $ 12,329
  8/7/2006        $ 11,972            $ 10,960               $ 12,505
  8/8/2006        $ 11,864            $ 10,924               $ 12,440
  8/9/2006        $ 11,908            $ 10,879               $ 12,499
 8/10/2006        $ 11,632            $ 10,932               $ 12,181
 8/11/2006        $ 11,572            $ 10,890               $ 12,154
 8/12/2006        $ 11,572            $ 10,890               $ 12,154
 8/13/2006        $ 11,572            $ 10,890               $ 12,154
 8/14/2006        $ 11,400            $ 10,903               $ 11,954
 8/15/2006        $ 11,312            $ 11,053               $ 11,921
 8/16/2006        $ 11,224            $ 11,141               $ 11,834
 8/17/2006        $ 11,000            $ 11,159               $ 11,577
 8/18/2006        $ 11,080            $ 11,200               $ 11,663
 8/19/2006        $ 11,080            $ 11,200               $ 11,663
 8/20/2006        $ 11,080            $ 11,200               $ 11,663
 8/21/2006        $ 11,260            $ 11,159               $ 11,800
 8/22/2006        $ 11,240            $ 11,170               $ 11,846
 8/23/2006        $ 11,064            $ 11,121               $ 11,681
 8/24/2006        $ 11,192            $ 11,148               $ 11,771
 8/25/2006        $ 11,212            $ 11,141               $ 11,821
 8/26/2006        $ 11,212            $ 11,141               $ 11,821
 8/27/2006        $ 11,212            $ 11,141               $ 11,821
 8/28/2006        $ 10,872            $ 11,198               $ 11,514
 8/29/2006        $ 10,792            $ 11,221               $ 11,428
 8/30/2006        $ 10,836            $ 11,226               $ 11,416
 8/31/2006        $ 10,852            $ 11,223               $ 11,457
  9/1/2006        $ 10,724            $ 11,285               $ 11,290
  9/2/2006        $ 10,724            $ 11,285               $ 11,290
  9/3/2006        $ 10,724            $ 11,285               $ 11,290
  9/4/2006        $ 10,724            $ 11,285               $ 11,290
  9/5/2006        $ 10,644            $ 11,305               $ 11,250
  9/6/2006        $ 10,536            $ 11,195               $ 11,156
  9/7/2006        $ 10,452            $ 11,141               $ 11,083
  9/8/2006        $ 10,292            $ 11,183               $ 10,913
  9/9/2006        $ 10,292            $ 11,183               $ 10,913
 9/10/2006        $ 10,292            $ 11,183               $ 10,913
 9/11/2006        $ 10,048            $ 11,189               $ 10,734
 9/12/2006        $  9,940            $ 11,306               $ 10,560
 9/13/2006        $  9,880            $ 11,352               $ 10,521
 9/14/2006        $  9,700            $ 11,338               $ 10,345
 9/15/2006        $  9,688            $ 11,368               $ 10,295
 9/16/2006        $  9,688            $ 11,368               $ 10,295
 9/17/2006        $  9,688            $ 11,368               $ 10,295
 9/18/2006        $  9,744            $ 11,380               $ 10,380
 9/19/2006        $  9,520            $ 11,355               $ 10,180
 9/20/2006        $  9,308            $ 11,415               $  9,985
 9/21/2006        $  9,468            $ 11,356               $ 10,112
 9/22/2006        $  9,296            $ 11,328               $  9,981
 9/23/2006        $  9,296            $ 11,328               $  9,981
 9/24/2006        $  9,296            $ 11,328               $  9,981
 9/25/2006        $  9,340            $ 11,427               $ 10,007
 9/26/2006        $  9,360            $ 11,514               $ 10,014
 9/27/2006        $  9,560            $ 11,518               $ 10,178
 9/28/2006        $  9,536            $ 11,540               $ 10,195
 9/29/2006        $  9,552            $ 11,512               $ 10,230
 9/30/2006        $  9,552            $ 11,512               $ 10,230
 10/1/2006        $  9,552            $ 11,512               $ 10,230
 10/2/2006        $  9,364            $ 11,473               $ 10,046
 10/3/2006        $  9,140            $ 11,497               $  9,796
 10/4/2006        $  9,224            $ 11,639               $  9,896
 10/5/2006        $  9,356            $ 11,668               $ 10,050
 10/6/2006        $  9,376            $ 11,636               $ 10,051
 10/7/2006        $  9,376            $ 11,636               $ 10,051
 10/8/2006        $  9,376            $ 11,636               $ 10,051
 10/9/2006        $  9,468            $ 11,646               $ 10,168
10/10/2006        $  9,312            $ 11,670               $ 10,012
10/11/2006        $  9,236            $ 11,641               $  9,954
10/12/2006        $  9,236            $ 11,752               $  9,957
10/13/2006        $  9,388            $ 11,776               $ 10,071
10/14/2006        $  9,388            $ 11,776               $ 10,071
10/15/2006        $  9,388            $ 11,776               $ 10,071
10/16/2006        $  9,540            $ 11,806               $ 10,299
10/17/2006        $  9,480            $ 11,763               $ 10,202
10/18/2006        $  9,448            $ 11,781               $ 10,062
10/19/2006        $  9,492            $ 11,790               $ 10,197
10/20/2006        $  9,384            $ 11,804               $ 10,092
10/21/2006        $  9,384            $ 11,804               $ 10,092
10/22/2006        $  9,384            $ 11,804               $ 10,092
10/23/2006        $  9,304            $ 11,877               $ 10,029
10/24/2006        $  9,392            $ 11,880               $ 10,112
10/25/2006        $  9,644            $ 11,922               $ 10,371
10/26/2006        $  9,544            $ 11,981               $ 10,240
10/27/2006        $  9,508            $ 11,881               $ 10,255
10/28/2006        $  9,508            $ 11,881               $ 10,255
10/29/2006        $  9,508            $ 11,881               $ 10,255
10/30/2006        $  9,240            $ 11,887               $  9,947
10/31/2006        $  9,280            $ 11,887               $  9,967
 11/1/2006        $  9,280            $ 11,801               $  9,976
 11/2/2006        $  9,196            $ 11,800               $  9,947
 11/3/2006        $  9,332            $ 11,775               $ 10,083
 11/4/2006        $  9,332            $ 11,775               $ 10,083
 11/5/2006        $  9,332            $ 11,775               $ 10,083
 11/6/2006        $  9,420            $ 11,909               $ 10,159
 11/7/2006        $  9,348            $ 11,935               $ 10,087
 11/8/2006        $  9,452            $ 11,963               $ 10,172
 11/9/2006        $  9,556            $ 11,902               $ 10,353
11/10/2006        $  9,348            $ 11,924               $ 10,105
11/11/2006        $  9,348            $ 11,924               $ 10,105
11/12/2006        $  9,348            $ 11,924               $ 10,105
11/13/2006        $  9,276            $ 11,957               $  9,999
11/14/2006        $  9,244            $ 12,035               $  9,985
11/15/2006        $  9,328            $ 12,066               $ 10,081
11/16/2006        $  9,080            $ 12,094               $  9,839
11/17/2006        $  9,136            $ 12,107               $  9,895
11/18/2006        $  9,136            $ 12,107               $  9,895
11/19/2006        $  9,136            $ 12,107               $  9,895
11/20/2006        $  9,152            $ 12,101               $  9,901
11/21/2006        $  9,312            $ 12,122               $ 10,083
11/22/2006        $  9,160            $ 12,151               $  9,937
11/23/2006        $  9,160            $ 12,151               $  9,937
11/24/2006        $  9,228            $ 12,108               $ 10,017
11/25/2006        $  9,228            $ 12,108               $ 10,017
11/26/2006        $  9,228            $ 12,108               $ 10,017
11/27/2006        $  9,376            $ 11,943               $ 10,132
11/28/2006        $  9,452            $ 11,987               $ 10,209
11/29/2006        $  9,628            $ 12,103               $ 10,403
11/30/2006        $  9,728            $ 12,113               $ 10,518
 12/1/2006        $  9,708            $ 12,079               $ 10,492
 12/2/2006        $  9,708            $ 12,079               $ 10,492
 12/3/2006        $  9,708            $ 12,079               $ 10,492
 12/4/2006        $  9,492            $ 12,187               $ 10,285
 12/5/2006        $  9,540            $ 12,236               $ 10,288
 12/6/2006        $  9,460            $ 12,223               $ 10,200
 12/7/2006        $  9,412            $ 12,175               $ 10,186
 12/8/2006        $  9,324            $ 12,197               $ 10,134
 12/9/2006        $  9,324            $ 12,197               $ 10,134
12/10/2006        $  9,324            $ 12,197               $ 10,134
12/11/2006        $  9,292            $ 12,225               $ 10,053
12/12/2006        $  9,232            $ 12,212               $ 10,010
12/13/2006        $  9,284            $ 12,229               $ 10,045
12/14/2006        $  9,400            $ 12,336               $ 10,174
12/15/2006        $  9,448            $ 12,350               $ 10,187
12/16/2006        $  9,448            $ 12,350               $ 10,187
12/17/2006        $  9,448            $ 12,350               $ 10,187
12/18/2006        $  9,224            $ 12,310               $ 10,012
12/19/2006        $  9,296            $ 12,337               $ 10,078
12/20/2006        $  9,304            $ 12,320               $ 10,072
12/21/2006        $  9,232            $ 12,278               $  9,971
12/22/2006        $  9,168            $ 12,214               $  9,955
12/23/2006        $  9,168            $ 12,214               $  9,955
12/24/2006        $  9,168            $ 12,214               $  9,955
12/25/2006        $  9,168            $ 12,214               $  9,955
12/26/2006        $  8,980            $ 12,267               $  9,771
12/27/2006        $  8,912            $ 12,356               $  9,709
12/28/2006        $  8,972            $ 12,338               $  9,739
12/29/2006        $  9,024            $ 12,283               $  9,770
12/30/2006        $  9,024            $ 12,283               $  9,770
12/31/2006        $  9,024            $ 12,283               $  9,770
  1/1/2007        $  9,024            $ 12,283               $  9,770
  1/2/2007        $  9,024            $ 12,283               $  9,741
  1/3/2007        $  8,696            $ 12,271               $  9,406
  1/4/2007        $  8,412            $ 12,286               $  9,138
  1/5/2007        $  8,456            $ 12,211               $  9,164
  1/6/2007        $  8,456            $ 12,211               $  9,164
  1/7/2007        $  8,456            $ 12,211               $  9,164
  1/8/2007        $  8,436            $ 12,242               $  9,149
  1/9/2007        $  8,460            $ 12,235               $  9,107
 1/10/2007        $  8,296            $ 12,261               $  9,027
 1/11/2007        $  8,252            $ 12,339               $  8,830
 1/12/2007        $  8,332            $ 12,398               $  8,967
 1/13/2007        $  8,332            $ 12,398               $  8,967
 1/14/2007        $  8,332            $ 12,398               $  8,967
 1/15/2007        $  8,332            $ 12,398               $  8,967
 1/16/2007        $  8,196            $ 12,409               $  8,802
 1/17/2007        $  8,212            $ 12,399               $  8,875
 1/18/2007        $  8,104            $ 12,362               $  8,758
 1/19/2007        $  8,324            $ 12,398               $  8,980
 1/20/2007        $  8,324            $ 12,398               $  8,980
 1/21/2007        $  8,324            $ 12,398               $  8,980
 1/22/2007        $  8,336            $ 12,333               $  8,982
 1/23/2007        $  8,540            $ 12,376               $  9,257
 1/24/2007        $  8,580            $ 12,482               $  9,252
 1/25/2007        $  8,420            $ 12,341               $  9,126
 1/26/2007        $  8,524            $ 12,327               $  9,251
 1/27/2007        $  8,524            $ 12,327               $  9,251
 1/28/2007        $  8,524            $ 12,327               $  9,251
 1/29/2007        $  8,344            $ 12,314               $  9,051
 1/30/2007        $  8,676            $ 12,386               $  9,398
 1/31/2007        $  8,816            $ 12,469               $  9,546
  2/1/2007        $  8,700            $ 12,538               $  9,442
  2/2/2007        $  8,872            $ 12,560               $  9,560
  2/3/2007        $  8,872            $ 12,560               $  9,560
  2/4/2007        $  8,872            $ 12,560               $  9,560
  2/5/2007        $  8,864            $ 12,549               $  9,562
  2/6/2007        $  8,796            $ 12,558               $  9,566
  2/7/2007        $  8,740            $ 12,580               $  9,458
  2/8/2007        $  8,968            $ 12,566               $  9,664
  2/9/2007        $  8,952            $ 12,477               $  9,713
 2/10/2007        $  8,952            $ 12,477               $  9,713
 2/11/2007        $  8,952            $ 12,477               $  9,713
 2/12/2007        $  8,676            $ 12,437               $  9,431
 2/13/2007        $  8,896            $ 12,534               $  9,622
 2/14/2007        $  8,708            $ 12,633               $  9,483
 2/15/2007        $  8,780            $ 12,647               $  9,510
 2/16/2007        $  8,920            $ 12,637               $  9,673
 2/17/2007        $  8,920            $ 12,637               $  9,673
 2/18/2007        $  8,920            $ 12,637               $  9,673
 2/19/2007        $  8,920            $ 12,637               $  9,673
 2/20/2007        $  8,860            $ 12,673               $  9,568
 2/21/2007        $  9,008            $ 12,655               $  9,745
 2/22/2007        $  9,044            $ 12,648               $  9,911
 2/23/2007        $  9,196            $ 12,604               $  9,983
 2/24/2007        $  9,196            $ 12,604               $  9,983
 2/25/2007        $  9,196            $ 12,604               $  9,983
 2/26/2007        $  9,284            $ 12,590               $ 10,008
 2/27/2007        $  9,084            $ 12,154               $  9,972
 2/28/2007        $  9,160            $ 12,225               $  9,956
  3/1/2007        $  9,204            $ 12,193               $  9,958
  3/2/2007        $  9,152            $ 12,054               $  9,895
  3/3/2007        $  9,152            $ 12,054               $  9,895
  3/4/2007        $  9,152            $ 12,054               $  9,895
  3/5/2007        $  8,932            $ 11,941               $  9,716
  3/6/2007        $  9,044            $ 12,127               $  9,810
  3/7/2007        $  9,216            $ 12,100               $  9,943
  3/8/2007        $  9,188            $ 12,187               $  9,942
  3/9/2007        $  9,016            $ 12,196               $  9,767
 3/10/2007        $  9,016            $ 12,196               $  9,767
 3/11/2007        $  9,016            $ 12,196               $  9,767
 3/12/2007        $  8,884            $ 12,229               $  9,674
 3/13/2007        $  8,844            $ 11,983               $  9,623
 3/14/2007        $  8,856            $ 12,064               $  9,647
 3/15/2007        $  8,800            $ 12,109               $  9,615
 3/16/2007        $  8,772            $ 12,063               $  9,600
 3/17/2007        $  8,772            $ 12,063               $  9,600
 3/18/2007        $  8,772            $ 12,063               $  9,600
 3/19/2007        $  8,844            $ 12,194               $  9,598
 3/20/2007        $  8,816            $ 12,272               $  9,569
 3/21/2007        $  8,896            $ 12,481               $  9,616
 3/22/2007        $  9,076            $ 12,477               $  9,842
 3/23/2007        $  9,160            $ 12,491               $  9,858
 3/24/2007        $  9,160            $ 12,491               $  9,858
 3/25/2007        $  9,160            $ 12,491               $  9,858
 3/26/2007        $  9,208            $ 12,503               $  9,949
 3/27/2007        $  9,228            $ 12,426               $  9,966
 3/28/2007        $  9,332            $ 12,329               $ 10,094
 3/29/2007        $  9,520            $ 12,376               $ 10,277
 3/30/2007        $  9,388            $ 12,362               $ 10,278
 3/31/2007        $  9,388            $ 12,362               $ 10,278

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              COMMODITIES FUND
   DATE           H-CLASS          S&P 500 INDEX   GOLDMAN SACHS COMMODITY INDEX

 5/25/2005         $ 10,000           $ 10,000               $ 10,000
 5/26/2005         $  9,972           $ 10,065               $ 10,009
 5/27/2005         $ 10,088           $ 10,076               $ 10,088
 5/28/2005         $ 10,088           $ 10,076               $ 10,088
 5/29/2005         $ 10,088           $ 10,076               $ 10,088
 5/30/2005         $ 10,088           $ 10,076               $ 10,088
 5/31/2005         $ 10,080           $ 10,015               $ 10,092
  6/1/2005         $ 10,464           $ 10,109               $ 10,494
  6/2/2005         $ 10,364           $ 10,126               $ 10,413
  6/3/2005         $ 10,596           $ 10,056               $ 10,628
  6/4/2005         $ 10,596           $ 10,056               $ 10,628
  6/5/2005         $ 10,596           $ 10,056               $ 10,628
  6/6/2005         $ 10,620           $ 10,069               $ 10,636
  6/7/2005         $ 10,500           $ 10,068               $ 10,547
  6/8/2005         $ 10,312           $ 10,048               $ 10,372
  6/9/2005         $ 10,564           $ 10,101               $ 10,605
 6/10/2005         $ 10,444           $ 10,077               $ 10,482
 6/11/2005         $ 10,444           $ 10,077               $ 10,482
 6/12/2005         $ 10,444           $ 10,077               $ 10,482
 6/13/2005         $ 10,700           $ 10,103               $ 10,752
 6/14/2005         $ 10,580           $ 10,129               $ 10,666
 6/15/2005         $ 10,656           $ 10,152               $ 10,754
 6/16/2005         $ 10,784           $ 10,188               $ 10,881
 6/17/2005         $ 11,024           $ 10,239               $ 11,109
 6/18/2005         $ 11,024           $ 10,239               $ 11,109
 6/19/2005         $ 11,024           $ 10,239               $ 11,109
 6/20/2005         $ 11,100           $ 10,232               $ 11,210
 6/21/2005         $ 10,956           $ 10,211               $ 11,064
 6/22/2005         $ 10,876           $ 10,213               $ 10,953
 6/23/2005         $ 11,028           $ 10,105               $ 11,119
 6/24/2005         $ 11,052           $ 10,028               $ 11,146
 6/25/2005         $ 11,052           $ 10,028               $ 11,146
 6/26/2005         $ 11,052           $ 10,028               $ 11,146
 6/27/2005         $ 11,088           $ 10,020               $ 11,193
 6/28/2005         $ 10,788           $ 10,114               $ 10,882
 6/29/2005         $ 10,680           $ 10,101               $ 10,764
 6/30/2005         $ 10,564           $ 10,029               $ 10,677
  7/1/2005         $ 10,852           $ 10,056               $ 10,986
  7/2/2005         $ 10,852           $ 10,056               $ 10,986
  7/3/2005         $ 10,852           $ 10,056               $ 10,986
  7/4/2005         $ 10,852           $ 10,056               $ 10,986
  7/5/2005         $ 11,108           $ 10,145               $ 11,210
  7/6/2005         $ 11,348           $ 10,063               $ 11,484
  7/7/2005         $ 11,244           $ 10,088               $ 11,380
  7/8/2005         $ 11,108           $ 10,206               $ 11,235
  7/9/2005         $ 11,108           $ 10,206               $ 11,235
 7/10/2005         $ 11,108           $ 10,206               $ 11,235
 7/11/2005         $ 11,012           $ 10,270               $ 11,118
 7/12/2005         $ 11,216           $ 10,294               $ 11,375
 7/13/2005         $ 11,164           $ 10,304               $ 11,302
 7/14/2005         $ 10,908           $ 10,331               $ 11,049
 7/15/2005         $ 10,940           $ 10,343               $ 11,103
 7/16/2005         $ 10,940           $ 10,343               $ 11,103
 7/17/2005         $ 10,940           $ 10,343               $ 11,103
 7/18/2005         $ 10,796           $ 10,286               $ 10,975
 7/19/2005         $ 10,840           $ 10,355               $ 10,970
 7/20/2005         $ 10,736           $ 10,406               $ 10,892
 7/21/2005         $ 10,592           $ 10,337               $ 10,737
 7/22/2005         $ 10,764           $ 10,393               $ 10,933
 7/23/2005         $ 10,764           $ 10,393               $ 10,933
 7/24/2005         $ 10,764           $ 10,393               $ 10,933
 7/25/2005         $ 10,804           $ 10,354               $ 10,952
 7/26/2005         $ 10,816           $ 10,372               $ 11,005
 7/27/2005         $ 10,844           $ 10,421               $ 11,047
 7/28/2005         $ 10,996           $ 10,482               $ 11,172
 7/29/2005         $ 11,076           $ 10,402               $ 11,264
 7/30/2005         $ 11,076           $ 10,402               $ 11,264
 7/31/2005         $ 11,076           $ 10,402               $ 11,264
  8/1/2005         $ 11,276           $ 10,412               $ 11,455
  8/2/2005         $ 11,324           $ 10,486               $ 11,544
  8/3/2005         $ 11,208           $ 10,496               $ 11,408
  8/4/2005         $ 11,312           $ 10,419               $ 11,489
  8/5/2005         $ 11,436           $ 10,339               $ 11,610
  8/6/2005         $ 11,436           $ 10,339               $ 11,610
  8/7/2005         $ 11,436           $ 10,339               $ 11,610
  8/8/2005         $ 11,600           $ 10,312               $ 11,808
  8/9/2005         $ 11,516           $ 10,382               $ 11,689
 8/10/2005         $ 11,812           $ 10,367               $ 11,996
 8/11/2005         $ 11,996           $ 10,442               $ 12,184
 8/12/2005         $ 12,084           $ 10,379               $ 12,274
 8/13/2005         $ 12,084           $ 10,379               $ 12,274
 8/14/2005         $ 12,084           $ 10,379               $ 12,274
 8/15/2005         $ 11,972           $ 10,410               $ 12,191
 8/16/2005         $ 11,988           $ 10,288               $ 12,202
 8/17/2005         $ 11,584           $ 10,298               $ 11,812
 8/18/2005         $ 11,520           $ 10,288               $ 11,716
 8/19/2005         $ 11,792           $ 10,295               $ 11,976
 8/20/2005         $ 11,792           $ 10,295               $ 11,976
 8/21/2005         $ 11,792           $ 10,295               $ 11,976
 8/22/2005         $ 11,780           $ 10,312               $ 12,044
 8/23/2005         $ 11,844           $ 10,277               $ 12,061
 8/24/2005         $ 12,088           $ 10,210               $ 12,291
 8/25/2005         $ 12,076           $ 10,234               $ 12,297
 8/26/2005         $ 11,948           $ 10,173               $ 12,151
 8/27/2005         $ 11,948           $ 10,173               $ 12,151
 8/28/2005         $ 11,948           $ 10,173               $ 12,151
 8/29/2005         $ 12,316           $ 10,235               $ 12,507
 8/30/2005         $ 12,804           $ 10,203               $ 13,036
 8/31/2005         $ 12,668           $ 10,307               $ 12,970
  9/1/2005         $ 13,048           $ 10,318               $ 13,253
  9/2/2005         $ 12,628           $ 10,288               $ 12,888
  9/3/2005         $ 12,628           $ 10,288               $ 12,888
  9/4/2005         $ 12,628           $ 10,288               $ 12,888
  9/5/2005         $ 12,628           $ 10,288               $ 12,888
  9/6/2005         $ 12,392           $ 10,418               $ 12,683
  9/7/2005         $ 12,152           $ 10,445               $ 12,385
  9/8/2005         $ 12,204           $ 10,406               $ 12,379
  9/9/2005         $ 12,056           $ 10,488               $ 12,297
 9/10/2005         $ 12,056           $ 10,488               $ 12,297
 9/11/2005         $ 12,056           $ 10,488               $ 12,297
 9/12/2005         $ 11,788           $ 10,481               $ 12,080
 9/13/2005         $ 11,800           $ 10,405               $ 12,049
 9/14/2005         $ 12,124           $ 10,371               $ 12,347
 9/15/2005         $ 12,040           $ 10,376               $ 12,293
 9/16/2005         $ 11,752           $ 10,462               $ 12,010
 9/17/2005         $ 11,752           $ 10,462               $ 12,010
 9/18/2005         $ 11,752           $ 10,462               $ 12,010
 9/19/2005         $ 12,556           $ 10,404               $ 12,825
 9/20/2005         $ 12,340           $ 10,322               $ 12,621
 9/21/2005         $ 12,540           $ 10,229               $ 12,736
 9/22/2005         $ 12,476           $ 10,268               $ 12,790
 9/23/2005         $ 12,148           $ 10,274               $ 12,441
 9/24/2005         $ 12,148           $ 10,274               $ 12,441
 9/25/2005         $ 12,148           $ 10,274               $ 12,441
 9/26/2005         $ 12,504           $ 10,277               $ 12,761
 9/27/2005         $ 12,396           $ 10,277               $ 12,720
 9/28/2005         $ 12,760           $ 10,289               $ 13,071
 9/29/2005         $ 12,764           $ 10,381               $ 13,084
 9/30/2005         $ 12,684           $ 10,391               $ 12,972
 10/1/2005         $ 12,684           $ 10,391               $ 12,972
 10/2/2005         $ 12,684           $ 10,391               $ 12,972
 10/3/2005         $ 12,604           $ 10,373               $ 12,905
 10/4/2005         $ 12,428           $ 10,271               $ 12,733
 10/5/2005         $ 12,256           $ 10,121               $ 12,575
 10/6/2005         $ 11,940           $ 10,080               $ 12,238
 10/7/2005         $ 11,968           $ 10,117               $ 12,265
 10/8/2005         $ 11,968           $ 10,117               $ 12,265
 10/9/2005         $ 11,968           $ 10,117               $ 12,265
10/10/2005         $ 11,992           $ 10,045               $ 12,226
10/11/2005         $ 12,252           $ 10,025               $ 12,496
10/12/2005         $ 12,208           $  9,965               $ 12,549
10/13/2005         $ 12,040           $  9,958               $ 12,360
10/14/2005         $ 11,928           $ 10,040               $ 12,238
10/15/2005         $ 11,928           $ 10,040               $ 12,238
10/16/2005         $ 11,928           $ 10,040               $ 12,238
10/17/2005         $ 12,180           $ 10,070               $ 12,521
10/18/2005         $ 11,916           $  9,969               $ 12,263
10/19/2005         $ 11,808           $ 10,119               $ 12,148
10/20/2005         $ 11,552           $  9,967               $ 11,885
10/21/2005         $ 11,612           $  9,983               $ 11,916
10/22/2005         $ 11,612           $  9,983               $ 11,916
10/23/2005         $ 11,612           $  9,983               $ 11,916
10/24/2005         $ 11,460           $ 10,150               $ 11,839
10/25/2005         $ 11,984           $ 10,126               $ 12,318
10/26/2005         $ 11,740           $ 10,083               $ 12,063
10/27/2005         $ 11,684           $  9,979               $ 12,031
10/28/2005         $ 11,644           $ 10,145               $ 11,962
10/29/2005         $ 11,644           $ 10,145               $ 11,962
10/30/2005         $ 11,644           $ 10,145               $ 11,962
10/31/2005         $ 11,316           $ 10,217               $ 11,633
 11/1/2005         $ 11,288           $ 10,181               $ 11,584
 11/2/2005         $ 11,172           $ 10,284               $ 11,514
 11/3/2005         $ 11,456           $ 10,332               $ 11,773
 11/4/2005         $ 11,304           $ 10,333               $ 11,609
 11/5/2005         $ 11,304           $ 10,333               $ 11,609
 11/6/2005         $ 11,304           $ 10,333               $ 11,609
 11/7/2005         $ 11,216           $ 10,357               $ 11,535
 11/8/2005         $ 11,200           $ 10,326               $ 11,541
 11/9/2005         $ 11,132           $ 10,344               $ 11,461
11/10/2005         $ 10,916           $ 10,433               $ 11,263
11/11/2005         $ 10,972           $ 10,465               $ 11,282
11/12/2005         $ 10,972           $ 10,465               $ 11,282
11/13/2005         $ 10,972           $ 10,465               $ 11,282
11/14/2005         $ 11,016           $ 10,458               $ 11,300
11/15/2005         $ 10,876           $ 10,418               $ 11,181
11/16/2005         $ 11,036           $ 10,439               $ 11,379
11/17/2005         $ 10,916           $ 10,538               $ 11,204
11/18/2005         $ 10,824           $ 10,585               $ 11,115
11/19/2005         $ 10,824           $ 10,585               $ 11,115
11/20/2005         $ 10,824           $ 10,585               $ 11,115
11/21/2005         $ 10,864           $ 10,641               $ 11,145
11/22/2005         $ 10,996           $ 10,696               $ 11,288
11/23/2005         $ 10,896           $ 10,734               $ 11,220
11/24/2005         $ 10,896           $ 10,734               $ 11,220
11/25/2005         $ 10,884           $ 10,756               $ 11,198
11/26/2005         $ 10,884           $ 10,756               $ 11,198
11/27/2005         $ 10,884           $ 10,756               $ 11,198
11/28/2005         $ 10,724           $ 10,666               $ 11,028
11/29/2005         $ 10,652           $ 10,668               $ 10,964
11/30/2005         $ 10,884           $ 10,604               $ 11,185
 12/1/2005         $ 11,112           $ 10,733               $ 11,442
 12/2/2005         $ 11,344           $ 10,736               $ 11,681
 12/3/2005         $ 11,344           $ 10,736               $ 11,681
 12/4/2005         $ 11,344           $ 10,736               $ 11,681
 12/5/2005         $ 11,404           $ 10,711               $ 11,736
 12/6/2005         $ 11,372           $ 10,725               $ 11,668
 12/7/2005         $ 11,332           $ 10,674               $ 11,617
 12/8/2005         $ 11,680           $ 10,662               $ 11,983
 12/9/2005         $ 11,412           $ 10,692               $ 11,756
12/10/2005         $ 11,412           $ 10,692               $ 11,756
12/11/2005         $ 11,412           $ 10,692               $ 11,756
12/12/2005         $ 11,692           $ 10,701               $ 12,037
12/13/2005         $ 11,808           $ 10,761               $ 12,172
12/14/2005         $ 11,668           $ 10,807               $ 12,023
12/15/2005         $ 11,448           $ 10,792               $ 11,798
12/16/2005         $ 11,180           $ 10,762               $ 11,554
12/17/2005         $ 11,180           $ 10,762               $ 11,554
12/18/2005         $ 11,180           $ 10,762               $ 11,554
12/19/2005         $ 11,176           $ 10,699               $ 11,494
12/20/2005         $ 11,156           $ 10,697               $ 11,506
12/21/2005         $ 11,264           $ 10,724               $ 11,594
12/22/2005         $ 11,076           $ 10,772               $ 11,415
12/23/2005         $ 10,964           $ 10,778               $ 11,330
12/24/2005         $ 10,964           $ 10,778               $ 11,330
12/25/2005         $ 10,964           $ 10,778               $ 11,330
12/26/2005         $ 10,964           $ 10,778               $ 11,454
12/27/2005         $ 10,748           $ 10,675               $ 11,110
12/28/2005         $ 11,068           $ 10,691               $ 11,371
12/29/2005         $ 11,036           $ 10,660               $ 11,383
12/30/2005         $ 11,156           $ 10,608               $ 11,506
12/31/2005         $ 11,156           $ 10,608               $ 11,506
  1/1/2006         $ 11,156           $ 10,608               $ 11,506
  1/2/2006         $ 11,156           $ 10,608               $ 11,506
  1/3/2006         $ 11,324           $ 10,782               $ 11,683
  1/4/2006         $ 11,368           $ 10,824               $ 11,695
  1/5/2006         $ 11,172           $ 10,824               $ 11,524
  1/6/2006         $ 11,336           $ 10,928               $ 11,680
  1/7/2006         $ 11,336           $ 10,928               $ 11,680
  1/8/2006         $ 11,336           $ 10,928               $ 11,680
  1/9/2006         $ 11,184           $ 10,968               $ 11,542
 1/10/2006         $ 11,144           $ 10,965               $ 11,492
 1/11/2006         $ 11,148           $ 11,004               $ 11,481
 1/12/2006         $ 11,128           $ 10,935               $ 11,454
 1/13/2006         $ 11,116           $ 10,949               $ 11,464
 1/14/2006         $ 11,116           $ 10,949               $ 11,464
 1/15/2006         $ 11,116           $ 10,949               $ 11,464
 1/16/2006         $ 11,116           $ 10,949               $ 11,464
 1/17/2006         $ 11,468           $ 10,909               $ 11,799
 1/18/2006         $ 11,284           $ 10,868               $ 11,637
 1/19/2006         $ 11,444           $ 10,928               $ 11,789
 1/20/2006         $ 11,692           $ 10,728               $ 12,008
 1/21/2006         $ 11,692           $ 10,728               $ 12,008
 1/22/2006         $ 11,692           $ 10,728               $ 12,008
 1/23/2006         $ 11,536           $ 10,748               $ 11,902
 1/24/2006         $ 11,416           $ 10,774               $ 11,813
 1/25/2006         $ 11,260           $ 10,756               $ 11,657
 1/26/2006         $ 11,336           $ 10,834               $ 11,686
 1/27/2006         $ 11,524           $ 10,919               $ 11,870
 1/28/2006         $ 11,524           $ 10,919               $ 11,870
 1/29/2006         $ 11,524           $ 10,919               $ 11,870
 1/30/2006         $ 11,720           $ 10,932               $ 12,076
 1/31/2006         $ 11,628           $ 10,888               $ 12,005
  2/1/2006         $ 11,320           $ 10,910               $ 11,780
  2/2/2006         $ 11,192           $ 10,814               $ 11,541
  2/3/2006         $ 11,284           $ 10,757               $ 11,660
  2/4/2006         $ 11,284           $ 10,757               $ 11,660
  2/5/2006         $ 11,284           $ 10,757               $ 11,660
  2/6/2006         $ 11,172           $ 10,765               $ 11,539
  2/7/2006         $ 10,840           $ 10,679               $ 11,241
  2/8/2006         $ 10,788           $ 10,776               $ 11,160
  2/9/2006         $ 10,780           $ 10,760               $ 11,137
 2/10/2006         $ 10,568           $ 10,788               $ 10,945
 2/11/2006         $ 10,568           $ 10,788               $ 10,945
 2/12/2006         $ 10,568           $ 10,788               $ 10,945
 2/13/2006         $ 10,452           $ 10,754               $ 10,838
 2/14/2006         $ 10,300           $ 10,863               $ 10,678
 2/15/2006         $ 10,132           $ 10,904               $ 10,505
 2/16/2006         $ 10,264           $ 10,985               $ 10,610
 2/17/2006         $ 10,424           $ 10,967               $ 10,785
 2/18/2006         $ 10,424           $ 10,967               $ 10,785
 2/19/2006         $ 10,424           $ 10,967               $ 10,785
 2/20/2006         $ 10,424           $ 10,967               $ 10,785
 2/21/2006         $ 10,652           $ 10,931               $ 11,022
 2/22/2006         $ 10,432           $ 11,014               $ 10,782
 2/23/2006         $ 10,452           $ 10,975               $ 10,770
 2/24/2006         $ 10,652           $ 10,991               $ 10,996
 2/25/2006         $ 10,652           $ 10,991               $ 10,996
 2/26/2006         $ 10,652           $ 10,991               $ 10,996
 2/27/2006         $ 10,324           $ 11,033               $ 10,690
 2/28/2006         $ 10,456           $ 10,918               $ 10,792
  3/1/2006         $ 10,540           $ 11,011               $ 10,858
  3/2/2006         $ 10,768           $ 10,993               $ 11,085
  3/3/2006         $ 10,800           $ 10,977               $ 11,155
  3/4/2006         $ 10,800           $ 10,977               $ 11,155
  3/5/2006         $ 10,800           $ 10,977               $ 11,155
  3/6/2006         $ 10,492           $ 10,901               $ 10,910
  3/7/2006         $ 10,360           $ 10,881               $ 10,761
  3/8/2006         $ 10,248           $ 10,907               $ 10,604
  3/9/2006         $ 10,368           $ 10,854               $ 10,702
 3/10/2006         $ 10,292           $ 10,933               $ 10,649
 3/11/2006         $ 10,292           $ 10,933               $ 10,649
 3/12/2006         $ 10,292           $ 10,933               $ 10,649
 3/13/2006         $ 10,512           $ 10,958               $ 10,882
 3/14/2006         $ 10,728           $ 11,072               $ 11,105
 3/15/2006         $ 10,588           $ 11,120               $ 10,984
 3/16/2006         $ 10,736           $ 11,140               $ 11,103
 3/17/2006         $ 10,652           $ 11,157               $ 11,016
 3/18/2006         $ 10,652           $ 11,157               $ 11,016
 3/19/2006         $ 10,652           $ 11,157               $ 11,016
 3/20/2006         $ 10,392           $ 11,138               $ 10,754
 3/21/2006         $ 10,456           $ 11,071               $ 10,827
 3/22/2006         $ 10,388           $ 11,138               $ 10,738
 3/23/2006         $ 10,692           $ 11,110               $ 11,018
 3/24/2006         $ 10,724           $ 11,120               $ 11,066
 3/25/2006         $ 10,724           $ 11,120               $ 11,066
 3/26/2006         $ 10,724           $ 11,120               $ 11,066
 3/27/2006         $ 10,692           $ 11,109               $ 11,050
 3/28/2006         $ 10,896           $ 11,038               $ 11,272
 3/29/2006         $ 11,012           $ 11,122               $ 11,346
 3/30/2006         $ 11,128           $ 11,100               $ 11,469
 3/31/2006         $ 10,916           $ 11,054               $ 11,345
  4/1/2006         $ 10,916           $ 11,054               $ 11,345
  4/2/2006         $ 10,916           $ 11,054               $ 11,345
  4/3/2006         $ 10,960           $ 11,079               $ 11,418
  4/4/2006         $ 10,960           $ 11,150               $ 11,319
  4/5/2006         $ 11,100           $ 11,199               $ 11,459
  4/6/2006         $ 11,200           $ 11,180               $ 11,584
  4/7/2006         $ 11,096           $ 11,065               $ 11,481
  4/8/2006         $ 11,096           $ 11,065               $ 11,481
  4/9/2006         $ 11,096           $ 11,065               $ 11,481
 4/10/2006         $ 11,300           $ 11,074               $ 11,699
 4/11/2006         $ 11,412           $ 10,991               $ 11,770
 4/12/2006         $ 11,388           $ 11,004               $ 11,797
 4/13/2006         $ 11,532           $ 11,012               $ 11,899
 4/14/2006         $ 11,532           $ 11,012               $ 11,899
 4/15/2006         $ 11,532           $ 11,012               $ 11,899
 4/16/2006         $ 11,532           $ 11,012               $ 11,899
 4/17/2006         $ 11,740           $ 10,980               $ 12,111
 4/18/2006         $ 11,972           $ 11,171               $ 12,379
 4/19/2006         $ 12,092           $ 11,191               $ 12,510
 4/20/2006         $ 11,932           $ 11,205               $ 12,388
 4/21/2006         $ 12,216           $ 11,203               $ 12,596
 4/22/2006         $ 12,216           $ 11,203               $ 12,596
 4/23/2006         $ 12,216           $ 11,203               $ 12,596
 4/24/2006         $ 11,940           $ 11,176               $ 12,340
 4/25/2006         $ 11,932           $ 11,122               $ 12,321
 4/26/2006         $ 11,780           $ 11,154               $ 12,224
 4/27/2006         $ 11,520           $ 11,194               $ 11,964
 4/28/2006         $ 11,676           $ 11,202               $ 12,064
 4/29/2006         $ 11,676           $ 11,202               $ 12,064
 4/30/2006         $ 11,676           $ 11,202               $ 12,064
  5/1/2006         $ 11,924           $ 11,156               $ 12,303
  5/2/2006         $ 12,024           $ 11,225               $ 12,430
  5/3/2006         $ 11,732           $ 11,181               $ 12,134
  5/4/2006         $ 11,608           $ 11,219               $ 11,948
  5/5/2006         $ 11,588           $ 11,335               $ 12,020
  5/6/2006         $ 11,588           $ 11,335               $ 12,020
  5/7/2006         $ 11,588           $ 11,335               $ 12,020
  5/8/2006         $ 11,560           $ 11,326               $ 11,945
  5/9/2006         $ 11,684           $ 11,330               $ 12,118
 5/10/2006         $ 11,992           $ 11,316               $ 12,396
 5/11/2006         $ 12,160           $ 11,173               $ 12,593
 5/12/2006         $ 11,944           $ 11,048               $ 12,381
 5/13/2006         $ 11,944           $ 11,048               $ 12,381
 5/14/2006         $ 11,944           $ 11,048               $ 12,381
 5/15/2006         $ 11,464           $ 11,077               $ 11,959
 5/16/2006         $ 11,556           $ 11,056               $ 11,980
 5/17/2006         $ 11,336           $ 10,873               $ 11,845
 5/18/2006         $ 11,500           $ 10,801               $ 11,888
 5/19/2006         $ 11,268           $ 10,845               $ 11,711
 5/20/2006         $ 11,268           $ 10,845               $ 11,711
 5/21/2006         $ 11,268           $ 10,845               $ 11,711
 5/22/2006         $ 11,392           $ 10,803               $ 11,841
 5/23/2006         $ 11,680           $ 10,756               $ 12,147
 5/24/2006         $ 11,364           $ 10,774               $ 11,784
 5/25/2006         $ 11,572           $ 10,897               $ 11,976
 5/26/2006         $ 11,628           $ 10,961               $ 12,040
 5/27/2006         $ 11,628           $ 10,961               $ 12,040
 5/28/2006         $ 11,628           $ 10,961               $ 12,040
 5/29/2006         $ 11,628           $ 10,961               $ 12,040
 5/30/2006         $ 11,644           $ 10,788               $ 12,081
 5/31/2006         $ 11,568           $ 10,880               $ 11,971
  6/1/2006         $ 11,456           $ 11,014               $ 11,890
  6/2/2006         $ 11,784           $ 11,035               $ 12,166
  6/3/2006         $ 11,784           $ 11,035               $ 12,166
  6/4/2006         $ 11,784           $ 11,035               $ 12,166
  6/5/2006         $ 11,696           $ 10,840               $ 12,155
  6/6/2006         $ 11,644           $ 10,828               $ 12,068
  6/7/2006         $ 11,456           $ 10,764               $ 11,887
  6/8/2006         $ 11,356           $ 10,780               $ 11,774
  6/9/2006         $ 11,476           $ 10,732               $ 11,915
 6/10/2006         $ 11,476           $ 10,732               $ 11,915
 6/11/2006         $ 11,476           $ 10,732               $ 11,915
 6/12/2006         $ 11,372           $ 10,596               $ 11,776
 6/13/2006         $ 11,028           $ 10,489               $ 11,466
 6/14/2006         $ 11,092           $ 10,544               $ 11,532
 6/15/2006         $ 11,288           $ 10,768               $ 11,694
 6/16/2006         $ 11,284           $ 10,729               $ 11,712
 6/17/2006         $ 11,284           $ 10,729               $ 11,712
 6/18/2006         $ 11,284           $ 10,729               $ 11,712
 6/19/2006         $ 11,068           $ 10,631               $ 11,544
 6/20/2006         $ 11,072           $ 10,631               $ 11,507
 6/21/2006         $ 11,240           $ 10,735               $ 11,661
 6/22/2006         $ 11,280           $ 10,681               $ 11,720
 6/23/2006         $ 11,280           $ 10,671               $ 11,685
 6/24/2006         $ 11,280           $ 10,671               $ 11,685
 6/25/2006         $ 11,280           $ 10,671               $ 11,685
 6/26/2006         $ 11,360           $ 10,723               $ 11,805
 6/27/2006         $ 11,396           $ 10,626               $ 11,825
 6/28/2006         $ 11,400           $ 10,686               $ 11,827
 6/29/2006         $ 11,604           $ 10,917               $ 12,040
 6/30/2006         $ 11,668           $ 10,895               $ 12,110
  7/1/2006         $ 11,668           $ 10,895               $ 12,110
  7/2/2006         $ 11,668           $ 10,895               $ 12,110
  7/3/2006         $ 11,712           $ 10,981               $ 12,134
  7/4/2006         $ 11,712           $ 10,981               $ 12,134
  7/5/2006         $ 11,824           $ 10,903               $ 12,229
  7/6/2006         $ 11,816           $ 10,933               $ 12,276
  7/7/2006         $ 11,664           $ 10,859               $ 12,123
  7/8/2006         $ 11,664           $ 10,859               $ 12,123
  7/9/2006         $ 11,664           $ 10,859               $ 12,123
 7/10/2006         $ 11,568           $ 10,875               $ 12,030
 7/11/2006         $ 11,704           $ 10,921               $ 12,169
 7/12/2006         $ 11,836           $ 10,802               $ 12,286
 7/13/2006         $ 12,088           $ 10,663               $ 12,521
 7/14/2006         $ 12,132           $ 10,610               $ 12,606
 7/15/2006         $ 12,132           $ 10,610               $ 12,606
 7/16/2006         $ 12,132           $ 10,610               $ 12,606
 7/17/2006         $ 11,844           $ 10,596               $ 12,290
 7/18/2006         $ 11,664           $ 10,616               $ 12,088
 7/19/2006         $ 11,588           $ 10,814               $ 12,041
 7/20/2006         $ 11,488           $ 10,723               $ 11,984
 7/21/2006         $ 11,500           $ 10,647               $ 11,985
 7/22/2006         $ 11,500           $ 10,647               $ 11,985
 7/23/2006         $ 11,500           $ 10,647               $ 11,985
 7/24/2006         $ 11,672           $ 10,824               $ 12,117
 7/25/2006         $ 11,540           $ 10,893               $ 11,988
 7/26/2006         $ 11,608           $ 10,889               $ 12,071
 7/27/2006         $ 11,732           $ 10,846               $ 12,183
 7/28/2006         $ 11,600           $ 10,978               $ 12,060
 7/29/2006         $ 11,600           $ 10,978               $ 12,060
 7/30/2006         $ 11,600           $ 10,978               $ 12,060
 7/31/2006         $ 11,916           $ 10,962               $ 12,353
  8/1/2006         $ 11,908           $ 10,913               $ 12,359
  8/2/2006         $ 12,136           $ 10,980               $ 12,540
  8/3/2006         $ 11,952           $ 10,998               $ 12,369
  8/4/2006         $ 11,904           $ 10,990               $ 12,329
  8/5/2006         $ 11,904           $ 10,990               $ 12,329
  8/6/2006         $ 11,904           $ 10,990               $ 12,329
  8/7/2006         $ 12,084           $ 10,960               $ 12,505
  8/8/2006         $ 11,976           $ 10,924               $ 12,440
  8/9/2006         $ 12,020           $ 10,879               $ 12,499
 8/10/2006         $ 11,744           $ 10,932               $ 12,181
 8/11/2006         $ 11,680           $ 10,890               $ 12,154
 8/12/2006         $ 11,680           $ 10,890               $ 12,154
 8/13/2006         $ 11,680           $ 10,890               $ 12,154
 8/14/2006         $ 11,508           $ 10,903               $ 11,954
 8/15/2006         $ 11,420           $ 11,053               $ 11,921
 8/16/2006         $ 11,332           $ 11,141               $ 11,834
 8/17/2006         $ 11,108           $ 11,159               $ 11,577
 8/18/2006         $ 11,188           $ 11,200               $ 11,663
 8/19/2006         $ 11,188           $ 11,200               $ 11,663
 8/20/2006         $ 11,188           $ 11,200               $ 11,663
 8/21/2006         $ 11,368           $ 11,159               $ 11,800
 8/22/2006         $ 11,348           $ 11,170               $ 11,846
 8/23/2006         $ 11,172           $ 11,121               $ 11,681
 8/24/2006         $ 11,304           $ 11,148               $ 11,771
 8/25/2006         $ 11,320           $ 11,141               $ 11,821
 8/26/2006         $ 11,320           $ 11,141               $ 11,821
 8/27/2006         $ 11,320           $ 11,141               $ 11,821
 8/28/2006         $ 10,976           $ 11,198               $ 11,514
 8/29/2006         $ 10,896           $ 11,221               $ 11,428
 8/30/2006         $ 10,944           $ 11,226               $ 11,416
 8/31/2006         $ 10,960           $ 11,223               $ 11,457
  9/1/2006         $ 10,832           $ 11,285               $ 11,290
  9/2/2006         $ 10,832           $ 11,285               $ 11,290
  9/3/2006         $ 10,832           $ 11,285               $ 11,290
  9/4/2006         $ 10,832           $ 11,285               $ 11,290
  9/5/2006         $ 10,748           $ 11,305               $ 11,250
  9/6/2006         $ 10,644           $ 11,195               $ 11,156
  9/7/2006         $ 10,560           $ 11,141               $ 11,083
  9/8/2006         $ 10,396           $ 11,183               $ 10,913
  9/9/2006         $ 10,396           $ 11,183               $ 10,913
 9/10/2006         $ 10,396           $ 11,183               $ 10,913
 9/11/2006         $ 10,148           $ 11,189               $ 10,734
 9/12/2006         $ 10,044           $ 11,306               $ 10,560
 9/13/2006         $  9,980           $ 11,352               $ 10,521
 9/14/2006         $  9,800           $ 11,338               $ 10,345
 9/15/2006         $  9,788           $ 11,368               $ 10,295
 9/16/2006         $  9,788           $ 11,368               $ 10,295
 9/17/2006         $  9,788           $ 11,368               $ 10,295
 9/18/2006         $  9,844           $ 11,380               $ 10,380
 9/19/2006         $  9,620           $ 11,355               $ 10,180
 9/20/2006         $  9,404           $ 11,415               $  9,985
 9/21/2006         $  9,564           $ 11,356               $ 10,112
 9/22/2006         $  9,392           $ 11,328               $  9,981
 9/23/2006         $  9,392           $ 11,328               $  9,981
 9/24/2006         $  9,392           $ 11,328               $  9,981
 9/25/2006         $  9,436           $ 11,427               $ 10,007
 9/26/2006         $  9,460           $ 11,514               $ 10,014
 9/27/2006         $  9,660           $ 11,518               $ 10,178
 9/28/2006         $  9,636           $ 11,540               $ 10,195
 9/29/2006         $  9,652           $ 11,512               $ 10,230
 9/30/2006         $  9,652           $ 11,512               $ 10,230
 10/1/2006         $  9,652           $ 11,512               $ 10,230
 10/2/2006         $  9,464           $ 11,473               $ 10,046
 10/3/2006         $  9,240           $ 11,497               $  9,796
 10/4/2006         $  9,320           $ 11,639               $  9,896
 10/5/2006         $  9,456           $ 11,668               $ 10,050
 10/6/2006         $  9,476           $ 11,636               $ 10,051
 10/7/2006         $  9,476           $ 11,636               $ 10,051
 10/8/2006         $  9,476           $ 11,636               $ 10,051
 10/9/2006         $  9,568           $ 11,646               $ 10,168
10/10/2006         $  9,412           $ 11,670               $ 10,012
10/11/2006         $  9,336           $ 11,641               $  9,954
10/12/2006         $  9,336           $ 11,752               $  9,957
10/13/2006         $  9,488           $ 11,776               $ 10,071
10/14/2006         $  9,488           $ 11,776               $ 10,071
10/15/2006         $  9,488           $ 11,776               $ 10,071
10/16/2006         $  9,644           $ 11,806               $ 10,299
10/17/2006         $  9,584           $ 11,763               $ 10,202
10/18/2006         $  9,552           $ 11,781               $ 10,062
10/19/2006         $  9,592           $ 11,790               $ 10,197
10/20/2006         $  9,488           $ 11,804               $ 10,092
10/21/2006         $  9,488           $ 11,804               $ 10,092
10/22/2006         $  9,488           $ 11,804               $ 10,092
10/23/2006         $  9,408           $ 11,877               $ 10,029
10/24/2006         $  9,496           $ 11,880               $ 10,112
10/25/2006         $  9,752           $ 11,922               $ 10,371
10/26/2006         $  9,648           $ 11,981               $ 10,240
10/27/2006         $  9,616           $ 11,881               $ 10,255
10/28/2006         $  9,616           $ 11,881               $ 10,255
10/29/2006         $  9,616           $ 11,881               $ 10,255
10/30/2006         $  9,344           $ 11,887               $  9,947
10/31/2006         $  9,384           $ 11,887               $  9,967
 11/1/2006         $  9,384           $ 11,801               $  9,976
 11/2/2006         $  9,300           $ 11,800               $  9,947
 11/3/2006         $  9,436           $ 11,775               $ 10,083
 11/4/2006         $  9,436           $ 11,775               $ 10,083
 11/5/2006         $  9,436           $ 11,775               $ 10,083
 11/6/2006         $  9,524           $ 11,909               $ 10,159
 11/7/2006         $  9,456           $ 11,935               $ 10,087
 11/8/2006         $  9,556           $ 11,963               $ 10,172
 11/9/2006         $  9,668           $ 11,902               $ 10,353
11/10/2006         $  9,456           $ 11,924               $ 10,105
11/11/2006         $  9,456           $ 11,924               $ 10,105
11/12/2006         $  9,456           $ 11,924               $ 10,105
11/13/2006         $  9,384           $ 11,957               $  9,999
11/14/2006         $  9,348           $ 12,035               $  9,985
11/15/2006         $  9,432           $ 12,066               $ 10,081
11/16/2006         $  9,188           $ 12,094               $  9,839
11/17/2006         $  9,240           $ 12,107               $  9,895
11/18/2006         $  9,240           $ 12,107               $  9,895
11/19/2006         $  9,240           $ 12,107               $  9,895
11/20/2006         $  9,260           $ 12,101               $  9,901
11/21/2006         $  9,420           $ 12,122               $ 10,083
11/22/2006         $  9,264           $ 12,151               $  9,937
11/23/2006         $  9,264           $ 12,151               $  9,937
11/24/2006         $  9,336           $ 12,108               $ 10,017
11/25/2006         $  9,336           $ 12,108               $ 10,017
11/26/2006         $  9,336           $ 12,108               $ 10,017
11/27/2006         $  9,484           $ 11,943               $ 10,132
11/28/2006         $  9,564           $ 11,987               $ 10,209
11/29/2006         $  9,740           $ 12,103               $ 10,403
11/30/2006         $  9,844           $ 12,113               $ 10,518
 12/1/2006         $  9,824           $ 12,079               $ 10,492
 12/2/2006         $  9,824           $ 12,079               $ 10,492
 12/3/2006         $  9,824           $ 12,079               $ 10,492
 12/4/2006         $  9,604           $ 12,187               $ 10,285
 12/5/2006         $  9,652           $ 12,236               $ 10,288
 12/6/2006         $  9,572           $ 12,223               $ 10,200
 12/7/2006         $  9,524           $ 12,175               $ 10,186
 12/8/2006         $  9,436           $ 12,197               $ 10,134
 12/9/2006         $  9,436           $ 12,197               $ 10,134
12/10/2006         $  9,436           $ 12,197               $ 10,134
12/11/2006         $  9,404           $ 12,225               $ 10,053
12/12/2006         $  9,344           $ 12,212               $ 10,010
12/13/2006         $  9,396           $ 12,229               $ 10,045
12/14/2006         $  9,512           $ 12,336               $ 10,174
12/15/2006         $  9,560           $ 12,350               $ 10,187
12/16/2006         $  9,560           $ 12,350               $ 10,187
12/17/2006         $  9,560           $ 12,350               $ 10,187
12/18/2006         $  9,336           $ 12,310               $ 10,012
12/19/2006         $  9,408           $ 12,337               $ 10,078
12/20/2006         $  9,416           $ 12,320               $ 10,072
12/21/2006         $  9,344           $ 12,278               $  9,971
12/22/2006         $  9,284           $ 12,214               $  9,955
12/23/2006         $  9,284           $ 12,214               $  9,955
12/24/2006         $  9,284           $ 12,214               $  9,955
12/25/2006         $  9,284           $ 12,214               $  9,955
12/26/2006         $  9,092           $ 12,267               $  9,771
12/27/2006         $  9,020           $ 12,356               $  9,709
12/28/2006         $  9,080           $ 12,338               $  9,739
12/29/2006         $  9,136           $ 12,283               $  9,770
12/30/2006         $  9,136           $ 12,283               $  9,770
12/31/2006         $  9,136           $ 12,283               $  9,770
  1/1/2007         $  9,136           $ 12,283               $  9,770
  1/2/2007         $  9,136           $ 12,283               $  9,741
  1/3/2007         $  8,804           $ 12,271               $  9,406
  1/4/2007         $  8,520           $ 12,286               $  9,138
  1/5/2007         $  8,564           $ 12,211               $  9,164
  1/6/2007         $  8,564           $ 12,211               $  9,164
  1/7/2007         $  8,564           $ 12,211               $  9,164
  1/8/2007         $  8,544           $ 12,242               $  9,149
  1/9/2007         $  8,568           $ 12,235               $  9,107
 1/10/2007         $  8,400           $ 12,261               $  9,027
 1/11/2007         $  8,356           $ 12,339               $  8,830
 1/12/2007         $  8,440           $ 12,398               $  8,967
 1/13/2007         $  8,440           $ 12,398               $  8,967
 1/14/2007         $  8,440           $ 12,398               $  8,967
 1/15/2007         $  8,440           $ 12,398               $  8,967
 1/16/2007         $  8,300           $ 12,409               $  8,802
 1/17/2007         $  8,316           $ 12,399               $  8,875
 1/18/2007         $  8,208           $ 12,362               $  8,758
 1/19/2007         $  8,432           $ 12,398               $  8,980
 1/20/2007         $  8,432           $ 12,398               $  8,980
 1/21/2007         $  8,432           $ 12,398               $  8,980
 1/22/2007         $  8,444           $ 12,333               $  8,982
 1/23/2007         $  8,648           $ 12,376               $  9,257
 1/24/2007         $  8,692           $ 12,482               $  9,252
 1/25/2007         $  8,532           $ 12,341               $  9,126
 1/26/2007         $  8,632           $ 12,327               $  9,251
 1/27/2007         $  8,632           $ 12,327               $  9,251
 1/28/2007         $  8,632           $ 12,327               $  9,251
 1/29/2007         $  8,452           $ 12,314               $  9,051
 1/30/2007         $  8,788           $ 12,386               $  9,398
 1/31/2007         $  8,932           $ 12,469               $  9,546
  2/1/2007         $  8,816           $ 12,538               $  9,442
  2/2/2007         $  8,988           $ 12,560               $  9,560
  2/3/2007         $  8,988           $ 12,560               $  9,560
  2/4/2007         $  8,988           $ 12,560               $  9,560
  2/5/2007         $  8,980           $ 12,549               $  9,562
  2/6/2007         $  8,912           $ 12,558               $  9,566
  2/7/2007         $  8,856           $ 12,580               $  9,458
  2/8/2007         $  9,088           $ 12,566               $  9,664
  2/9/2007         $  9,072           $ 12,477               $  9,713
 2/10/2007         $  9,072           $ 12,477               $  9,713
 2/11/2007         $  9,072           $ 12,477               $  9,713
 2/12/2007         $  8,792           $ 12,437               $  9,431
 2/13/2007         $  9,016           $ 12,534               $  9,622
 2/14/2007         $  8,828           $ 12,633               $  9,483
 2/15/2007         $  8,896           $ 12,647               $  9,510
 2/16/2007         $  9,040           $ 12,637               $  9,673
 2/17/2007         $  9,040           $ 12,637               $  9,673
 2/18/2007         $  9,040           $ 12,637               $  9,673
 2/19/2007         $  9,040           $ 12,637               $  9,673
 2/20/2007         $  8,980           $ 12,673               $  9,568
 2/21/2007         $  9,132           $ 12,655               $  9,745
 2/22/2007         $  9,168           $ 12,648               $  9,911
 2/23/2007         $  9,320           $ 12,604               $  9,983
 2/24/2007         $  9,320           $ 12,604               $  9,983
 2/25/2007         $  9,320           $ 12,604               $  9,983
 2/26/2007         $  9,412           $ 12,590               $ 10,008
 2/27/2007         $  9,208           $ 12,154               $  9,972
 2/28/2007         $  9,284           $ 12,225               $  9,956
  3/1/2007         $  9,328           $ 12,193               $  9,958
  3/2/2007         $  9,280           $ 12,054               $  9,895
  3/3/2007         $  9,280           $ 12,054               $  9,895
  3/4/2007         $  9,280           $ 12,054               $  9,895
  3/5/2007         $  9,056           $ 11,941               $  9,716
  3/6/2007         $  9,168           $ 12,127               $  9,810
  3/7/2007         $  9,340           $ 12,100               $  9,943
  3/8/2007         $  9,316           $ 12,187               $  9,942
  3/9/2007         $  9,140           $ 12,196               $  9,767
 3/10/2007         $  9,140           $ 12,196               $  9,767
 3/11/2007         $  9,140           $ 12,196               $  9,767
 3/12/2007         $  9,008           $ 12,229               $  9,674
 3/13/2007         $  8,968           $ 11,983               $  9,623
 3/14/2007         $  8,980           $ 12,064               $  9,647
 3/15/2007         $  8,920           $ 12,109               $  9,615
 3/16/2007         $  8,896           $ 12,063               $  9,600
 3/17/2007         $  8,896           $ 12,063               $  9,600
 3/18/2007         $  8,896           $ 12,063               $  9,600
 3/19/2007         $  8,968           $ 12,194               $  9,598
 3/20/2007         $  8,940           $ 12,272               $  9,569
 3/21/2007         $  9,020           $ 12,481               $  9,616
 3/22/2007         $  9,204           $ 12,477               $  9,842
 3/23/2007         $  9,292           $ 12,491               $  9,858
 3/24/2007         $  9,292           $ 12,491               $  9,858
 3/25/2007         $  9,292           $ 12,491               $  9,858
 3/26/2007         $  9,336           $ 12,503               $  9,949
 3/27/2007         $  9,356           $ 12,426               $  9,966
 3/28/2007         $  9,464           $ 12,329               $ 10,094
 3/29/2007         $  9,656           $ 12,376               $ 10,277
 3/30/2007         $  9,524           $ 12,362               $ 10,278
 3/31/2007         $  9,524           $ 12,362               $ 10,278

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

--------------------------------------------------------------------------------------------------------------------
                                         A-CLASS                             C-CLASS                   H-CLASS
                                        (05/25/05)                          (05/25/05)                (05/25/05)
--------------------------------------------------------------------------------------------------------------------
                          ONE      ONE      SINCE       SINCE       ONE      ONE       SINCE       ONE       SINCE
                         YEAR     YEAR*   INCEPTION   INCEPTION*    YEAR    YEAR**   INCEPTION     YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------------------
COMMODITIES FUND        -12.75%  -16.89%    -2.60%      -5.14%     -13.39%  -14.39%    -3.36%    -12.75%     -2.60%
S&P 500 INDEX            11.83%   11.83%    12.15%      12.15%      11.83%   11.83%    12.15%     11.83%     12.15%
GOLDMAN SACHS
COMMODITY INDEX          -9.42%   -9.42%     1.49%       1.49%      -9.42%   -9.42%     1.49%     -9.42%      1.49%
--------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE GOLDMAN SACHS COMMODITY INDEX ARE UNMANAGED INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

INCEPTION: July 6, 1998

For the period, Rydex Consumer Products Fund Investor Class returned 16.58%, a solid performance relative to the S&P 500 Index's return of 11.83%. All industries made a positive contribution, with the personal products and tobacco industries performing the best.

This sector is noted for quality names and exposure to international markets. Generally, a weakening dollar environment is a tail wind for this sector. Because consumer products is a defensive sector, a volatile market environment will help the performance of the Fund.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                            CONSUMER PRODUCTS FUND
FOOD PRODUCTS                                        32%
BEVERAGES                                            20%
HOUSEHOLD PRODUCTS                                   16%
TOBACCO                                              12%
FOOD & STAPLES RETAILING                             12%
PERSONAL PRODUCTS                                     7%
OTHER                                                 1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                      July 6, 1998
Advisor Class                                                    August 17, 1998
A-Class                                                        September 1, 2004
C-Class                                                            July 24, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Procter & Gamble Co.                                                        6.4%
Altria Group, Inc.                                                          6.2%
Coca-Cola Co.                                                               4.8%
PepsiCo, Inc.                                                               4.7%
Kraft Foods, Inc. -- Class A                                                3.1%
Anheuser-Busch Cos., Inc.                                                   2.9%
Colgate-Palmolive Co.                                                       2.7%
Kimberly-Clark Corp.                                                        2.5%
Archer-Daniels-Midland Co.                                                  2.4%
Kroger Co.                                                                  2.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   CONSUMER PRODUCTS FUND                   S&P 500 CONSUMER
         DATE             C-CLASS           S&P 500 INDEX    STAPLES INDEX+

       7/24/2001          $  10,000           $  10,000       $  10,000
       7/31/2001          $  10,179           $  10,339       $  10,173
       8/31/2001          $  10,481           $   9,692       $  10,585
       9/30/2001          $  10,193           $   8,909       $  10,368
      10/31/2001          $  10,220           $   9,079       $  10,303
      11/30/2001          $  10,533           $   9,776       $  10,526
      12/31/2001          $  10,602           $   9,861       $  10,578
       1/31/2002          $  10,685           $   9,717       $  10,689
       2/28/2002          $  11,085           $   9,530       $  11,115
       3/31/2002          $  11,457           $   9,888       $  11,479
       4/30/2002          $  11,595           $   9,289       $  11,692
       5/31/2002          $  11,692           $   9,220       $  11,788
       6/30/2002          $  11,044           $   8,564       $  11,069
       7/31/2002          $  10,520           $   7,896       $  10,557
       8/31/2002          $  10,644           $   7,948       $  10,658
       9/30/2002          $   9,761           $   7,084       $   9,859
      10/31/2002          $  10,313           $   7,708       $  10,197
      11/30/2002          $  10,305           $   8,161       $   9,889
      12/31/2002          $  10,124           $   7,682       $   9,911
       1/31/2003          $   9,764           $   7,481       $   9,547
       2/28/2003          $   9,473           $   7,368       $   9,270
       3/31/2003          $   9,486           $   7,440       $   9,215
       4/30/2003          $  10,004           $   8,053       $   9,482
       5/31/2003          $  10,735           $   8,477       $   9,928
       6/30/2003          $  10,901           $   8,585       $  10,001
       7/31/2003          $  10,915           $   8,737       $   9,931
       8/31/2003          $  11,132           $   8,907       $  10,122
       9/30/2003          $  11,206           $   8,812       $  10,073
      10/31/2003          $  11,641           $   9,311       $  10,560
      11/30/2003          $  11,967           $   9,393       $  10,649
      12/31/2003          $  12,185           $   9,885       $  10,826
       1/31/2004          $  12,403           $  10,067       $  10,835
       2/29/2004          $  12,861           $  10,207       $  11,449
       3/31/2004          $  12,935           $  10,053       $  11,382
       4/30/2004          $  13,135           $   9,895       $  11,510
       5/31/2004          $  13,028           $  10,031       $  11,355
       6/30/2004          $  13,338           $  10,226       $  11,381
       7/31/2004          $  12,421           $   9,887       $  10,816
       8/31/2004          $  12,616           $   9,927       $  11,019
       9/30/2004          $  12,264           $  10,035       $  10,692
      10/31/2004          $  12,403           $  10,188       $  10,755
      11/30/2004          $  13,086           $  10,600       $  11,064
      12/31/2004          $  13,665           $  10,961       $  11,479
       1/31/2005          $  13,772           $  10,694       $  11,604
       2/28/2005          $  13,809           $  10,919       $  11,615
       3/31/2005          $  13,646           $  10,726       $  11,497
       4/30/2005          $  13,257           $  10,522       $  11,375
       5/31/2005          $  13,591           $  10,857       $  11,607
       6/30/2005          $  13,507           $  10,872       $  11,363
       7/31/2005          $  13,888           $  11,277       $  11,698
       8/31/2005          $  13,670           $  11,174       $  11,516
       9/30/2005          $  13,748           $  11,264       $  11,648
      10/31/2005          $  13,378           $  11,077       $  11,597
      11/30/2005          $  13,401           $  11,496       $  11,681
      12/31/2005          $  13,438           $  11,500       $  11,633
       1/31/2006          $  13,560           $  11,804       $  11,613
       2/28/2006          $  13,659           $  11,836       $  11,725
       3/31/2006          $  13,894           $  11,983       $  11,747
       4/30/2006          $  14,016           $  12,144       $  11,819
       5/31/2006          $  14,204           $  11,795       $  11,876
       6/30/2006          $  14,251           $  11,811       $  12,018
       7/31/2006          $  14,467           $  11,884       $  12,235
       8/31/2006          $  14,914           $  12,166       $  12,675
       9/30/2006          $  14,966           $  12,480       $  12,630
      10/31/2006          $  15,196           $  12,887       $  12,861
      11/30/2006          $  15,304           $  13,132       $  12,723
      12/31/2006          $  15,597           $  13,316       $  13,001
       1/31/2007          $  15,894           $  13,517       $  13,240
       2/28/2007          $  15,682           $  13,253       $  13,012
       3/31/2007          $  16,035           $  13,401       $  13,208

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   CONSUMER PRODUCTS FUND                   S&P 500 CONSUMER
         DATE          INVESTOR CLASS       S&P 500 INDEX    STAPLES INDEX+

        7/6/1998          $  10,000           $  10,000       $  10,000
       9/30/1998          $   7,370           $   8,821       $   8,220
      12/31/1998          $   9,270           $  10,700       $  10,008
       3/31/1999          $   9,710           $  11,233       $   9,155
       6/30/1999          $   9,548           $  12,024       $   9,159
       9/30/1999          $   8,199           $  11,273       $   7,976
      12/31/1999          $   9,485           $  12,951       $   8,348
       3/31/2000          $   7,846           $  13,248       $   6,884
       6/30/2000          $   7,711           $  12,896       $   7,783
       9/30/2000          $   7,316           $  12,771       $   7,914
      12/31/2000          $   8,261           $  11,772       $   9,556
       3/31/2001          $   7,451           $  10,376       $   8,579
       6/30/2001          $   7,649           $  10,983       $   8,368
       9/30/2001          $   7,711           $   9,371       $   8,589
      12/31/2001          $   8,030           $  10,373       $   8,763
       3/31/2002          $   8,696           $  10,401       $   9,510
       6/30/2002          $   8,405           $   9,008       $   9,170
       9/30/2002          $   7,448           $   7,451       $   8,167
      12/31/2002          $   7,743           $   8,080       $   8,211
       3/31/2003          $   7,272           $   7,826       $   7,634
       6/30/2003          $   8,377           $   9,030       $   8,285
       9/30/2003          $   8,639           $   9,269       $   8,345
      12/31/2003          $   9,419           $  10,398       $   8,968
       3/31/2004          $  10,024           $  10,574       $   9,429
       6/30/2004          $  10,359           $  10,756       $   9,428
       9/30/2004          $   9,548           $  10,555       $   8,858
      12/31/2004          $  10,669           $  11,529       $   9,510
       3/31/2005          $  10,683           $  11,282       $   9,524
       6/30/2005          $  10,606           $  11,436       $   9,413
       9/30/2005          $  10,829           $  11,848       $   9,649
      12/31/2005          $  10,609           $  12,096       $   9,637
       3/31/2006          $  10,999           $  12,605       $   9,732
       6/30/2006          $  11,304           $  12,423       $   9,956
       9/30/2006          $  11,906           $  13,127       $  10,463
      12/31/2006          $  12,439           $  14,006       $  10,770
       3/31/2007          $  12,822           $  14,096       $  10,942

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

--------------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS              ADVISOR CLASS
                                                             (07/06/98)                   (08/17/98)
--------------------------------------------------------------------------------------------------------------
                                                       ONE      FIVE     SINCE      ONE     FIVE      SINCE
                                                       YEAR     YEAR   INCEPTION   YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND                                16.58%    8.08%     2.89%    15.97%   7.56%     4.08%
S&P 500 INDEX                                         11.83%    6.27%     4.01%    11.83%   6.27%     4.84%
S&P 500 CONSUMER STAPLES INDEX                        15.24%    5.14%     3.16%    15.24%   5.14%     4.32%
--------------------------------------------------------------------------------------------------------------

                                                  A-CLASS                              C-CLASS
                                                (09/01/04)                           (07/24/01)
--------------------------------------------------------------------------------------------------------------
                                    ONE    ONE      SINCE       SINCE       ONE     ONE     FIVE     SINCE
                                   YEAR   YEAR*   INCEPTION   INCEPTION*   YEAR    YEAR**   YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND           16.27%   10.75%    10.51%       8.44%     15.41%  14.41%   6.95%     8.66%
S&P 500 INDEX                    11.83%   11.83%    12.26%      12.26%     11.83%  11.83%   6.27%     5.28%
S&P 500 CONSUMER STAPLES INDEX   15.24%   15.24%     9.81%       9.81%     15.24%  15.24%   5.14%     7.33%
--------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER STAPLES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

INCEPTION: April 1, 1998

In this past period, the Federal Reserve paused raising interest rates and the overall equity market tried to figure out what the Fed would do next. Therefore, macroeconomic news drove market ups and downs, depending on how they were interpreted by investors.

The semiconductor industry was the worst performing industry group in the technology sector, partly due to investor concern about excess overcapacity. Typically, semiconductors is one of the industry groups in the information technology sector in which companies suffer particularly strong competitive challenges due to the excess capacity problem. This negative sentiment made the Fund particularly vulnerable to a market downturn.

Rydex Electronics Fund Investor Class returned -7.84% during the period.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                              ELECTRONICS FUND
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT            100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 2, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 26, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Intel Corp.                                                                 8.4%
Texas Instruments, Inc.                                                     5.7%
Applied Materials, Inc.                                                     4.2%
MEMC Electronic Materials, Inc.                                             3.8%
Broadcom Corp. -- Class A                                                   3.2%
Analog Devices, Inc.                                                        3.0%
KLA-Tencor Corp.                                                            2.8%
Linear Technology Corp.                                                     2.6%
Xilinx, Inc.                                                                2.6%
Maxim Integrated Products, Inc.                                             2.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              38.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ELECTRONICS FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      ELECTRONICS FUND                      S&P 500 INFORMATION
         DATE             C-CLASS           S&P 500 INDEX    TECHNOLOGY INDEX+

       3/26/2001          $  10,000           $  10,000         $  10,000
       3/31/2001          $   8,835           $  10,068         $   9,264
       4/30/2001          $  11,100           $  10,850         $  10,831
       5/31/2001          $   9,872           $  10,923         $  10,289
       6/30/2001          $  10,043           $  10,657         $  10,407
       7/31/2001          $   9,669           $  10,552         $   9,788
       8/31/2001          $   9,038           $   9,891         $   8,552
       9/30/2001          $   6,261           $   9,093         $   6,870
      10/31/2001          $   7,559           $   9,266         $   8,064
      11/30/2001          $   8,729           $   9,977         $   9,438
      12/31/2001          $   8,536           $  10,064         $   9,253
       1/31/2002          $   8,793           $   9,917         $   9,380
       2/28/2002          $   7,821           $   9,726         $   8,063
       3/31/2002          $   8,985           $  10,092         $   8,562
       4/30/2002          $   8,109           $   9,480         $   7,501
       5/31/2002          $   7,521           $   9,410         $   7,210
       6/30/2002          $   6,058           $   8,740         $   6,333
       7/31/2002          $   5,272           $   8,059         $   5,804
       8/31/2002          $   4,797           $   8,112         $   5,732
       9/30/2002          $   3,707           $   7,230         $   4,726
      10/31/2002          $   4,514           $   7,866         $   5,779
      11/30/2002          $   5,689           $   8,329         $   6,751
      12/31/2002          $   4,290           $   7,840         $   5,776
       1/31/2003          $   4,081           $   7,635         $   5,678
       2/28/2003          $   4,380           $   7,520         $   5,816
       3/31/2003          $   4,231           $   7,593         $   5,745
       4/30/2003          $   4,765           $   8,218         $   6,263
       5/31/2003          $   5,588           $   8,652         $   6,787
       6/30/2003          $   5,353           $   8,762         $   6,782
       7/31/2003          $   5,865           $   8,916         $   7,157
       8/31/2003          $   6,859           $   9,090         $   7,563
       9/30/2003          $   6,213           $   8,994         $   7,512
      10/31/2003          $   7,318           $   9,502         $   8,123
      11/30/2003          $   7,714           $   9,586         $   8,248
      12/31/2003          $   7,329           $  10,089         $   8,465
       1/31/2004          $   7,511           $  10,274         $   8,760
       2/29/2004          $   7,222           $  10,417         $   8,472
       3/31/2004          $   6,944           $  10,260         $   8,245
       4/30/2004          $   6,063           $  10,099         $   7,859
       5/31/2004          $   6,704           $  10,237         $   8,246
       6/30/2004          $   6,549           $  10,436         $   8,473
       7/31/2004          $   5,449           $  10,091         $   7,833
       8/31/2004          $   4,856           $  10,132         $   7,410
       9/30/2004          $   5,021           $  10,241         $   7,625
      10/31/2004          $   5,379           $  10,398         $   8,024
      11/30/2004          $   5,534           $  10,819         $   8,409
      12/31/2004          $   5,737           $  11,187         $   8,646
       1/31/2005          $   5,203           $  10,914         $   8,192
       2/28/2005          $   5,630           $  11,144         $   8,190
       3/31/2005          $   5,288           $  10,946         $   8,000
       4/30/2005          $   4,920           $  10,739         $   7,684
       5/31/2005          $   5,534           $  11,080         $   8,274
       6/30/2005          $   5,475           $  11,096         $   8,128
       7/31/2005          $   6,068           $  11,509         $   8,604
       8/31/2005          $   5,978           $  11,404         $   8,578
       9/30/2005          $   5,929           $  11,496         $   8,600
      10/31/2005          $   5,481           $  11,305         $   8,411
      11/30/2005          $   6,132           $  11,732         $   8,943
      12/31/2005          $   5,951           $  11,736         $   8,679
       1/31/2006          $   6,592           $  12,047         $   8,956
       2/28/2006          $   6,811           $  12,080         $   8,867
       3/31/2006          $   6,870           $  12,230         $   9,027
       4/30/2006          $   7,019           $  12,394         $   8,923
       5/31/2006          $   6,319           $  12,037         $   8,283
       6/30/2006          $   6,063           $  12,054         $   8,144
       7/31/2006          $   5,684           $  12,128         $   7,837
       8/31/2006          $   6,165           $  12,417         $   8,484
       9/30/2006          $   6,175           $  12,737         $   8,823
      10/31/2006          $   6,250           $  13,152         $   9,186
      11/30/2006          $   6,469           $  13,402         $   9,476
      12/31/2006          $   6,271           $  13,590         $   9,347
       1/31/2007          $   6,213           $  13,795         $   9,494
       2/28/2007          $   6,405           $  13,526         $   9,194
       3/31/2007          $   6,266           $  13,677         $   9,244

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      ELECTRONICS FUND                      S&P 500 INFORMATION
         DATE          INVESTOR CLASS       S&P 500 INDEX    TECHNOLOGY INDEX+

        4/1/1998          $  10,000           $  10,000         $  10,000
       6/30/1998          $   8,850           $  10,270         $  10,765
       9/30/1998          $   8,300           $   9,248         $  10,635
      12/31/1998          $  12,610           $  11,218         $  14,503
       3/31/1999          $  14,020           $  11,777         $  16,267
       6/30/1999          $  16,800           $  12,607         $  18,160
       9/30/1999          $  18,820           $  11,820         $  19,053
      12/31/1999          $  27,940           $  13,578         $  25,879
       3/31/2000          $  40,100           $  13,890         $  29,381
       6/30/2000          $  38,570           $  13,521         $  26,661
       9/30/2000          $  34,600           $  13,390         $  22,941
      12/31/2000          $  22,910           $  12,342         $  15,276
       3/31/2001          $  16,649           $  10,879         $  11,317
       6/30/2001          $  18,974           $  11,516         $  12,714
       9/30/2001          $  11,848           $   9,825         $   8,392
      12/31/2001          $  16,196           $  10,875         $  11,304
       3/31/2002          $  17,072           $  10,905         $  10,460
       6/30/2002          $  11,546           $   9,444         $   7,736
       9/30/2002          $   7,086           $   7,812         $   5,773
      12/31/2002          $   8,234           $   8,472         $   7,057
       3/31/2003          $   8,133           $   8,205         $   7,018
       6/30/2003          $  10,328           $   9,468         $   8,285
       9/30/2003          $  12,029           $   9,718         $   9,177
      12/31/2003          $  14,223           $  10,902         $  10,341
       3/31/2004          $  13,519           $  11,086         $  10,072
       6/30/2004          $  12,774           $  11,277         $  10,350
       9/30/2004          $   9,814           $  11,067         $   9,315
      12/31/2004          $  11,244           $  12,088         $  10,562
       3/31/2005          $  10,378           $  11,828         $   9,773
       6/30/2005          $  10,771           $  11,990         $   9,930
       9/30/2005          $  11,697           $  12,422         $  10,506
      12/31/2005          $  11,767           $  12,682         $  10,603
       3/31/2006          $  13,609           $  13,215         $  11,027
       6/30/2006          $  12,049           $  13,025         $   9,949
       9/30/2006          $  12,291           $  13,763         $  10,778
      12/31/2006          $  12,522           $  14,685         $  11,419
       3/31/2007          $  12,542           $  14,779         $  11,293

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

------------------------------------------------------------------------------------------------------------------------
                                                                  INVESTOR CLASS                   ADVISOR CLASS
                                                                    (04/01/98)                      (04/02/98)
------------------------------------------------------------------------------------------------------------------------
                                                               ONE      FIVE      SINCE      ONE      FIVE      SINCE
                                                              YEAR      YEAR    INCEPTION    YEAR     YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND                                             -7.84%    -5.98%      2.55%    -8.47%   -6.49%      2.03%
S&P 500 INDEX                                                11.83%     6.27%      4.44%    11.83%    6.27%      4.31%
S&P 500 INFORMATION TECHNOLOGY INDEX                          3.10%     2.06%      1.73%     3.10%    2.06%      1.67%
------------------------------------------------------------------------------------------------------------------------

                                                         A-CLASS                                 C-CLASS
                                                       (09/01/04)                              (03/26/01)
------------------------------------------------------------------------------------------------------------------------
                                        ONE       ONE       SINCE       SINCE       ONE      ONE     FIVE       SINCE
                                        YEAR     YEAR*    INCEPTION   INCEPTION*    YEAR    YEAR**   YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND                       -7.98%   -12.35%     10.73%        8.66%    -8.79%   -9.79%   -6.95%     -7.48%
S&P 500 INDEX                          11.83%    11.83%     12.26%       12.26%    11.83%   11.83%    6.27%      5.34%
S&P 500 INFORMATION TECHNOLOGY INDEX    3.10%     3.10%      9.40%        9.40%     3.10%    3.10%    2.06%     -0.85%
------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

INCEPTION: April 21, 1998

Oil prices hit record highs in 2006, breaking $77 dollars per barrel. While they pulled back from these levels, escalation of conflicts and tension in the Middle East drove oil prices back into the mid-60s range.

This past summer, Israel and Palestine clashed after the kidnapping of an Israeli soldier near Gaza. Shortly thereafter, Iran abandoned discussions over its nuclear program with the U.S. and Europe, further exacerbating the unease and leading to higher oil prices. However, as the situation in the Middle East improved, oil prices fell as low as $50 before turning higher on news of a hostage crisis involving British sailors in Iran.

Energy stocks continued to benefit from higher-than-average oil prices and outpaced the broader S&P 500 Index. Energy services stocks didn't perform quite as well as pure energy companies. Therefore, the inclusion of energy services stocks hurt the performance of the Fund. Rydex Energy Fund Investor Class gained 8.87% during the period.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                 ENERGY FUND
OIL, GAS & CONSUMABLE FUELS                          70%
ENERGY EQUIPMENT & SERVICES                          30%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                    April 21, 1998
Advisor Class                                                        May 5, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 19, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           6.6%
BP PLC -- SP ADR                                                            4.5%
Total SA -- SP ADR                                                          4.0%
Chevron Corp.                                                               4.0%
Royal Dutch Shell PLC -- SP ADR                                             3.3%
ConocoPhillips                                                              3.3%
Schlumberger Ltd.                                                           3.0%
Valero Energy Corp.                                                         2.2%
Occidental Petroleum Corp.                                                  2.1%
Marathon Oil Corp.                                                          2.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              35.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ENERGY FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         ENERGY FUND                            S&P 500
         DATE              C-CLASS          S&P 500 INDEX     ENERGY INDEX+

       4/19/2001          $  10,000           $  10,000          $  10,000
       4/30/2001          $  10,581           $   9,968          $  10,615
       5/31/2001          $  10,472           $  10,035          $  10,630
       6/30/2001          $   9,621           $   9,791          $   9,908
       7/31/2001          $   9,461           $   9,694          $   9,743
       8/31/2001          $   9,191           $   9,087          $   9,363
       9/30/2001          $   8,441           $   8,354          $   8,728
      10/31/2001          $   8,753           $   8,513          $   9,003
      11/30/2001          $   8,347           $   9,166          $   8,626
      12/31/2001          $   8,840           $   9,246          $   9,080
       1/31/2002          $   8,449           $   9,111          $   8,907
       2/28/2002          $   8,695           $   8,935          $   9,258
       3/31/2002          $   9,478           $   9,272          $   9,872
       4/30/2002          $   9,163           $   8,709          $   9,368
       5/31/2002          $   8,781           $   8,645          $   9,377
       6/30/2002          $   8,474           $   8,029          $   9,350
       7/31/2002          $   7,368           $   7,404          $   8,158
       8/31/2002          $   7,504           $   7,452          $   8,121
       9/30/2002          $   6,900           $   6,642          $   7,418
      10/31/2002          $   7,266           $   7,227          $   7,630
      11/30/2002          $   7,476           $   7,652          $   7,872
      12/31/2002          $   7,595           $   7,203          $   7,869
       1/31/2003          $   7,339           $   7,014          $   7,665
       2/28/2003          $   7,433           $   6,909          $   7,780
       3/31/2003          $   7,348           $   6,976          $   7,869
       4/30/2003          $   7,424           $   7,550          $   7,830
       5/31/2003          $   8,301           $   7,948          $   8,465
       6/30/2003          $   8,225           $   8,050          $   8,372
       7/31/2003          $   7,825           $   8,192          $   8,161
       8/31/2003          $   8,242           $   8,351          $   8,623
       9/30/2003          $   8,055           $   8,263          $   8,407
      10/31/2003          $   8,199           $   8,730          $   8,475
      11/30/2003          $   8,304           $   8,807          $   8,464
      12/31/2003          $   9,329           $   9,269          $   9,632
       1/31/2004          $   9,440           $   9,439          $   9,752
       2/29/2004          $   9,935           $   9,570          $  10,143
       3/31/2004          $   9,910           $   9,426          $  10,075
       4/30/2004          $  10,115           $   9,278          $  10,241
       5/31/2004          $   9,978           $   9,405          $  10,251
       6/30/2004          $  10,627           $   9,588          $  10,778
       7/31/2004          $  10,909           $   9,271          $  11,136
       8/31/2004          $  10,653           $   9,308          $  10,982
       9/30/2004          $  11,669           $   9,409          $  11,901
      10/31/2004          $  11,704           $   9,553          $  11,975
      11/30/2004          $  12,690           $   9,939          $  12,660
      12/31/2004          $  12,246           $  10,277          $  12,403
       1/31/2005          $  12,579           $  10,027          $  12,740
       2/28/2005          $  14,348           $  10,238          $  15,069
       3/31/2005          $  14,075           $  10,057          $  14,519
       4/30/2005          $  13,237           $   9,866          $  13,748
       5/31/2005          $  13,656           $  10,180          $  13,935
       6/30/2005          $  14,750           $  10,194          $  14,740
       7/31/2005          $  15,835           $  10,573          $  15,583
       8/31/2005          $  16,750           $  10,477          $  16,377
       9/30/2005          $  17,707           $  10,562          $  17,359
      10/31/2005          $  16,237           $  10,386          $  15,729
      11/30/2005          $  16,476           $  10,778          $  15,940
      12/31/2005          $  16,819           $  10,782          $  16,017
       1/31/2006          $  19,192           $  11,068          $  18,236
       2/28/2006          $  17,195           $  11,098          $  16,750
       3/31/2006          $  18,053           $  11,236          $  17,394
       4/30/2006          $  19,043           $  11,387          $  18,284
       5/31/2006          $  18,465           $  11,059          $  17,702
       6/30/2006          $  18,815           $  11,074          $  18,063
       7/31/2006          $  19,060           $  11,142          $  18,960
       8/31/2006          $  18,150           $  11,407          $  18,188
       9/30/2006          $  17,248           $  11,701          $  17,678
      10/31/2006          $  18,088           $  12,083          $  18,467
      11/30/2006          $  19,498           $  12,312          $  19,954
      12/31/2006          $  18,644           $  12,485          $  19,575
       1/31/2007          $  18,537           $  12,674          $  19,213
       2/28/2007          $  18,394           $  12,426          $  18,771
       3/31/2007          $  19,455           $  12,565          $  19,912

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         ENERGY FUND                             S&P 500
         DATE          INVESTOR CLASS       S&P 500 INDEX      ENERGY INDEX+

       4/21/1998           $  10,000          $  10,000          $  10,000
       6/30/1998           $   9,330          $  10,096          $   9,422
       9/30/1998           $   8,620          $   9,092          $   8,916
      12/31/1998           $   8,350          $  11,028          $   8,949
       3/31/1999           $   8,990          $  11,578          $   9,410
       6/30/1999           $  10,070          $  12,394          $  10,542
       9/30/1999           $   9,970          $  11,620          $  10,359
      12/31/1999           $   9,910          $  13,349          $  10,378
       3/31/2000           $  10,870          $  13,655          $  10,568
       6/30/2000           $  11,130          $  13,292          $  10,819
       9/30/2000           $  12,210          $  13,163          $  11,688
      12/31/2000           $  12,170          $  12,133          $  11,751
       3/31/2001           $  11,430          $  10,695          $  10,965
       6/30/2001           $  11,450          $  11,321          $  11,248
       9/30/2001           $  10,060          $   9,659          $   9,909
      12/31/2001           $  10,573          $  10,691          $  10,308
       3/31/2002           $  11,371          $  10,720          $  11,208
       6/30/2002           $  10,200          $   9,284          $  10,615
       9/30/2002           $   8,321          $   7,680          $   8,421
      12/31/2002           $   9,176          $   8,328          $   8,934
       3/31/2003           $   8,893          $   8,066          $   8,933
       6/30/2003           $   9,974          $   9,308          $   9,504
       9/30/2003           $   9,792          $   9,554          $   9,545
      12/31/2003           $  11,375          $  10,717          $  10,935
       3/31/2004           $  12,105          $  10,899          $  11,438
       6/30/2004           $  13,008          $  11,086          $  12,236
       9/30/2004           $  14,326          $  10,879          $  13,511
      12/31/2004           $  15,071          $  11,883          $  14,081
       3/31/2005           $  17,363          $  11,628          $  16,484
       6/30/2005           $  18,245          $  11,787          $  16,734
       9/30/2005           $  21,957          $  12,212          $  19,707
      12/31/2005           $  20,914          $  12,467          $  18,184
       3/31/2006           $  22,502          $  12,992          $  19,747
       6/30/2006           $  23,509          $  12,805          $  20,507
       9/30/2006           $  21,609          $  13,530          $  20,069
      12/31/2006           $  23,409          $  14,436          $  22,223
       3/31/2007           $  24,498          $  14,529          $  22,606

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

--------------------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS                ADVISOR CLASS
                                                      (04/21/98)                    (05/05/98)
--------------------------------------------------------------------------------------------------------
                                                 ONE     FIVE      SINCE      ONE      FIVE      SINCE
                                                YEAR     YEAR    INCEPTION   YEAR      YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------
ENERGY FUND                                     8.87%   16.59%     10.54%     8.31%   16.06%     10.03%
S&P 500 INDEX                                  11.83%    6.27%      4.27%    11.83%    6.27%      4.40%
S&P 500 ENERGY INDEX                           16.34%   17.49%     11.98%    16.34%   17.49%     11.95%
--------------------------------------------------------------------------------------------------------

                                         A-CLASS                                  C-CLASS
                                        (09/01/04)                               (04/19/01)
--------------------------------------------------------------------------------------------------------
                          ONE      ONE      SINCE       SINCE       ONE      ONE       FIVE      SINCE
                         YEAR     YEAR*   INCEPTION   INCEPTION*    YEAR    YEAR**     YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------
ENERGY FUND              8.62%    3.45%     26.43%       24.05%     7.77%     6.77%   15.47%     11.84%
S&P 500 INDEX           11.83%   11.83%     12.26%       12.26%    11.83%    11.83%    6.27%      3.91%
S&P 500 ENERGY INDEX    16.34%   16.34%     27.42%       27.42%    16.34%    16.34%   17.49%     14.69%
--------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 ENERGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

INCEPTION: April 1, 1998

High crude oil prices, fueled by a combination of strong demand and constrained supply, have produced rich profits for oil producers over the last few years. In an effort to expand production, these producers increased their spending with oilfield services companies that provide drilling rigs and associated products and services. Indeed, these companies have enjoyed the strongest operating environment in two decades. This euphoria drove oilfield services companies higher through the early months of 2006. However, oil prices fell precipitously from their mid-year highs as geopolitical tensions eased and negatively impacted performance in this industry. Rydex Energy Services Fund Investor Class rose 5.37%, trailing the S&P 500 Index's gain of 11.83%.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                           ENERGY SERVICES FUND
ENERGY EQUIPMENT & SERVICES                         100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 2, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                          10.0%
Halliburton Co.                                                             6.1%
Transocean, Inc.                                                            5.2%
Baker Hughes, Inc.                                                          4.7%
National-Oilwell Varco, Inc.                                                4.5%
Weatherford International Ltd.                                              4.4%
Smith International, Inc.                                                   3.7%
Noble Corp.                                                                 3.5%
Diamond Offshore Drilling, Inc.                                             3.4%
ENSCO International, Inc.                                                   3.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              48.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     ENERGY SERVICES FUND                     S&P 500
         DATE              C-CLASS          S&P 500 INDEX   ENERGY INDEX+

       3/30/2001         $  10,000            $  10,000       $  10,000
       3/31/2001         $  10,000            $  10,000       $  10,000
       4/30/2001         $  11,418            $  10,777       $  10,990
       5/31/2001         $  10,967            $  10,849       $  11,006
       6/30/2001         $   8,736            $  10,585       $  10,258
       7/31/2001         $   8,044            $  10,481       $  10,088
       8/31/2001         $   7,022            $   9,825       $   9,694
       9/30/2001         $   6,033            $   9,032       $   9,037
      10/31/2001         $   7,165            $   9,204       $   9,322
      11/30/2001         $   6,890            $   9,910       $   8,931
      12/31/2001         $   7,385            $   9,997       $   9,401
       1/31/2002         $   7,055            $   9,851       $   9,222
       2/28/2002         $   7,374            $   9,661       $   9,585
       3/31/2002         $   8,143            $  10,024       $  10,222
       4/30/2002         $   8,264            $   9,416       $   9,700
       5/31/2002         $   8,055            $   9,347       $   9,709
       6/30/2002         $   7,110            $   8,681       $   9,681
       7/31/2002         $   6,143            $   8,004       $   8,447
       8/31/2002         $   6,308            $   8,057       $   8,408
       9/30/2002         $   5,780            $   7,181       $   7,680
      10/31/2002         $   6,220            $   7,813       $   7,900
      11/30/2002         $   6,593            $   8,273       $   8,150
      12/31/2002         $   6,538            $   7,787       $   8,148
       1/31/2003         $   6,242            $   7,583       $   7,936
       2/28/2003         $   6,560            $   7,469       $   8,056
       3/31/2003         $   6,242            $   7,542       $   8,147
       4/30/2003         $   6,300            $   8,163       $   8,107
       5/31/2003         $   7,344            $   8,593       $   8,765
       6/30/2003         $   6,901            $   8,703       $   8,668
       7/31/2003         $   6,330            $   8,856       $   8,449
       8/31/2003         $   6,784            $   9,029       $   8,928
       9/30/2003         $   6,348            $   8,933       $   8,705
      10/31/2003         $   6,308            $   9,439       $   8,775
      11/30/2003         $   6,278            $   9,522       $   8,763
      12/31/2003         $   7,051            $  10,021       $   9,972
       1/31/2004         $   7,516            $  10,205       $  10,097
       2/29/2004         $   7,982            $  10,347       $  10,502
       3/31/2004         $   7,736            $  10,191       $  10,431
       4/30/2004         $   7,725            $  10,031       $  10,603
       5/31/2004         $   7,421            $  10,168       $  10,613
       6/30/2004         $   8,092            $  10,366       $  11,159
       7/31/2004         $   8,388            $  10,023       $  11,530
       8/31/2004         $   8,231            $  10,064       $  11,370
       9/30/2004         $   9,132            $  10,173       $  12,322
      10/31/2004         $   8,905            $  10,328       $  12,398
      11/30/2004         $   9,571            $  10,746       $  13,108
      12/31/2004         $   9,407            $  11,111       $  12,842
       1/31/2005         $   9,777            $  10,841       $  13,191
       2/28/2005         $  10,835            $  11,069       $  15,602
       3/31/2005         $  10,615            $  10,873       $  15,033
       4/30/2005         $   9,755            $  10,667       $  14,234
       5/31/2005         $  10,183            $  11,006       $  14,428
       6/30/2005         $  11,095            $  11,022       $  15,261
       7/31/2005         $  12,381            $  11,431       $  16,134
       8/31/2005         $  13,110            $  11,327       $  16,957
       9/30/2005         $  13,601            $  11,419       $  17,973
      10/31/2005         $  12,810            $  11,229       $  16,285
      11/30/2005         $  13,487            $  11,653       $  16,504
      12/31/2005         $  13,835            $  11,657       $  16,583
       1/31/2006         $  16,597            $  11,966       $  18,881
       2/28/2006         $  14,527            $  11,998       $  17,343
       3/31/2006         $  15,722            $  12,148       $  18,009
       4/30/2006         $  16,791            $  12,311       $  18,930
       5/31/2006         $  16,190            $  11,957       $  18,328
       6/30/2006         $  16,154            $  11,973       $  18,702
       7/31/2006         $  15,780            $  12,047       $  19,630
       8/31/2006         $  14,831            $  12,333       $  18,831
       9/30/2006         $  14,154            $  12,651       $  18,303
      10/31/2006         $  14,718            $  13,063       $  19,120
      11/30/2006         $  15,952            $  13,312       $  20,660
      12/31/2006         $  15,227            $  13,498       $  20,267
       1/31/2007         $  15,044            $  13,703       $  19,893
       2/28/2007         $  15,165            $  13,435       $  19,435
       3/31/2007         $  16,407            $  13,585       $  20,616

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     ENERGY SERVICES FUND                      S&P 500
         DATE           INVESTOR CLASS      S&P 500 INDEX   ENERGY INDEX+

        4/1/1998         $  10,000            $  10,000        $  10,000
       6/30/1998         $   8,360            $  10,270        $   9,639
       9/30/1998         $   5,420            $   9,248        $   9,122
      12/31/1998         $   4,840            $  11,218        $   9,156
       3/31/1999         $   6,020            $  11,777        $   9,627
       6/30/1999         $   6,940            $  12,607        $  10,786
       9/30/1999         $   6,740            $  11,820        $  10,597
      12/31/1999         $   7,010            $  13,578        $  10,617
       3/31/2000         $   9,310            $  13,890        $  10,812
       6/30/2000         $   9,650            $  13,521        $  11,068
       9/30/2000         $  10,410            $  13,390        $  11,957
      12/31/2000         $   9,910            $  12,342        $  12,022
       3/31/2001         $   9,100            $  10,879        $  11,218
       6/30/2001         $   7,970            $  11,516        $  11,507
       9/30/2001         $   5,510            $   9,825        $  10,137
      12/31/2001         $   6,760            $  10,875        $  10,546
       3/31/2002         $   7,490            $  10,905        $  11,466
       6/30/2002         $   6,560            $   9,444        $  10,859
       9/30/2002         $   5,350            $   7,812        $   8,615
      12/31/2002         $   6,060            $   8,472        $   9,140
       3/31/2003         $   5,790            $   8,205        $   9,139
       6/30/2003         $   6,417            $   9,468        $   9,723
       9/30/2003         $   5,917            $   9,718        $   9,765
      12/31/2003         $   6,587            $  10,902        $  11,187
       3/31/2004         $   7,247            $  11,086        $  11,701
       6/30/2004         $   7,600            $  11,277        $  12,518
       9/30/2004         $   8,597            $  11,067        $  13,823
      12/31/2004         $   8,873            $  12,088        $  14,406
       3/31/2005         $  10,040            $  11,828        $  16,864
       6/30/2005         $  10,517            $  11,990        $  17,120
       9/30/2005         $  12,927            $  12,422        $  20,162
      12/31/2005         $  13,180            $  12,682        $  18,603
       3/31/2006         $  15,017            $  13,215        $  20,203
       6/30/2006         $  15,463            $  13,025        $  20,980
       9/30/2006         $  13,583            $  13,763        $  20,532
      12/31/2006         $  14,650            $  14,685        $  22,736
       3/31/2007         $  15,823            $  14,779        $  23,127

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

--------------------------------------------------------------------------------------------------------
                                                   INVESTOR CLASS                ADVISOR CLASS
                                                     (04/01/98)                    (04/02/98)
--------------------------------------------------------------------------------------------------------
                                              ONE     FIVE      SINCE        ONE      FIVE      SINCE
                                             YEAR     YEAR    INCEPTION     YEAR      YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND                         5.37%   16.14%      5.23%      4.88%    15.60%     4.92%
S&P 500 INDEX                               11.83%    6.27%      4.44%     11.83%     6.27%     4.31%
S&P 500 ENERGY INDEX                        16.34%   17.49%     12.19%     16.34%    17.49%    12.10%
--------------------------------------------------------------------------------------------------------

                                           A-CLASS                                C-CLASS
                                         (09/01/04)                              (03/30/01)
--------------------------------------------------------------------------------------------------------
                          ONE      ONE      SINCE       SINCE        ONE     ONE      FIVE      SINCE
                         YEAR     YEAR*   INCEPTION   INCEPTION*    YEAR    YEAR**    YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND     5.11%    0.11%    30.34%       27.90%      4.36%    3.36%   15.04%      8.60%
S&P 500 INDEX           11.83%   11.83%    12.26%       12.26%     11.83%   11.83%    6.27%      5.24%
S&P 500 ENERGY INDEX    16.34%   16.34%    27.42%       27.42%     16.34%   16.34%   17.49%     15.22%
--------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 ENERGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector.

INCEPTION: April 2, 1998

A record level of mergers and acquisitions activity, along with higher interest rates, helped Rydex Financial Services Fund for the first nine months of the year, but a cooling real estate market and worries about the impact of sub-prime lending negatively impacted the sector over the final three months of the period. The Fund's Investor Class, which returned 7.94%, underperformed the S&P 500 Index's 11.83% return for the year ended March 31, 2007. Real estate, diversified financials and insurance all had strong years, but for the second year in a row, banks were the worst performing industry group in the sector, up a mere 2.94%. Real Estate Investment Trusts (REITs) in general had a very good year, due in some degree to large private equity acquisitions, but the retail and office REITs in particular stood out this year as the hottest real estate sectors. Mortgage REITs was the only industry in this sector that was down significantly over the year.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                         FINANCIAL SERVICES FUND
DIVERSIFIED FINANCIAL SERVICES                                      9%
OTHER                                                               4%
INSURANCE                                                          22%
COMMERCIAL BANKS                                                   21%
REAL ESTATE INVESTMENT TRUSTS                                      18%
CAPITAL MARKETS                                                    16%
THRIFTS & MORTGAGE FINANCE                                         10%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 2, 1998
Advisor Class                                                      April 6, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 19, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.1%
Citigroup, Inc.                                                             2.0%
J.P. Morgan Chase & Co.                                                     1.6%
Wells Fargo & Co.                                                           1.6%
American International Group, Inc.                                          1.5%
Wachovia Corp.                                                              1.5%
American Express Co.                                                        1.3%
Prudential Financial, Inc.                                                  1.1%
MetLife, Inc.                                                               1.1%
Goldman Sachs Group, Inc.                                                   1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              14.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             FINANCIAL SERVICES FUND                   S&P 500 FINANCIALS
   DATE               C-CLASS           S&P 500 INDEX         INDEX+

 4/19/2001           $ 10,000            $ 10,000           $ 10,000
 4/30/2001           $  9,837            $  9,968           $  9,864
 5/31/2001           $ 10,153            $ 10,035           $ 10,241
 6/30/2001           $ 10,057            $  9,791           $ 10,229
 7/31/2001           $  9,885            $  9,694           $ 10,050
 8/31/2001           $  9,273            $  9,087           $  9,422
 9/30/2001           $  8,757            $  8,354           $  8,853
10/31/2001           $  8,403            $  8,513           $  8,675
11/30/2001           $  9,025            $  9,166           $  9,279
12/31/2001           $  9,295            $  9,246           $  9,467
 1/31/2002           $  9,228            $  9,111           $  9,298
 2/28/2002           $  9,209            $  8,935           $  9,150
 3/31/2002           $  9,798            $  9,272           $  9,747
 4/30/2002           $  9,721            $  8,709           $  9,474
 5/31/2002           $  9,721            $  8,645           $  9,442
 6/30/2002           $  9,218            $  8,029           $  8,978
 7/31/2002           $  8,368            $  7,404           $  8,252
 8/31/2002           $  8,522            $  7,452           $  8,405
 9/30/2002           $  7,402            $  6,642           $  7,408
10/31/2002           $  7,769            $  7,227           $  8,060
11/30/2002           $  8,037            $  7,652           $  8,376
12/31/2002           $  7,766            $  7,203           $  7,912
 1/31/2003           $  7,640            $  7,014           $  7,762
 2/28/2003           $  7,407            $  6,909           $  7,508
 3/31/2003           $  7,330            $  6,976           $  7,463
 4/30/2003           $  8,056            $  7,550           $  8,362
 5/31/2003           $  8,560            $  7,948           $  8,787
 6/30/2003           $  8,579            $  8,050           $  8,793
 7/31/2003           $  8,947            $  8,192           $  9,172
 8/31/2003           $  8,918            $  8,351           $  9,065
 9/30/2003           $  8,937            $  8,263           $  9,108
10/31/2003           $  9,538            $  8,730           $  9,711
11/30/2003           $  9,655            $  8,807           $  9,668
12/31/2003           $  9,985            $  9,269           $ 10,121
 1/31/2004           $ 10,355            $  9,439           $ 10,419
 2/29/2004           $ 10,685            $  9,570           $ 10,681
 3/31/2004           $ 10,539            $  9,426           $ 10,554
 4/30/2004           $ 10,005            $  9,278           $ 10,042
 5/31/2004           $ 10,287            $  9,405           $ 10,213
 6/30/2004           $ 10,335            $  9,588           $ 10,243
 7/31/2004           $ 10,044            $  9,271           $ 10,005
 8/31/2004           $ 10,394            $  9,308           $ 10,327
 9/30/2004           $ 10,491            $  9,409           $ 10,219
10/31/2004           $ 10,666            $  9,553           $ 10,241
11/30/2004           $ 11,158            $  9,939           $ 10,526
12/31/2004           $ 11,588            $ 10,277           $ 10,954
 1/31/2005           $ 11,089            $ 10,027           $ 10,700
 2/28/2005           $ 11,138            $ 10,238           $ 10,619
 3/31/2005           $ 10,776            $ 10,057           $ 10,192
 4/30/2005           $ 10,570            $  9,866           $ 10,174
 5/31/2005           $ 10,923            $ 10,180           $ 10,437
 6/30/2005           $ 11,236            $ 10,194           $ 10,563
 7/31/2005           $ 11,657            $ 10,573           $ 10,701
 8/31/2005           $ 11,353            $ 10,477           $ 10,486
 9/30/2005           $ 11,383            $ 10,562           $ 10,571
10/31/2005           $ 11,383            $ 10,386           $ 10,885
11/30/2005           $ 11,862            $ 10,778           $ 11,350
12/31/2005           $ 11,841            $ 10,782           $ 11,362
 1/31/2006           $ 12,128            $ 11,068           $ 11,445
 2/28/2006           $ 12,355            $ 11,098           $ 11,649
 3/31/2006           $ 12,523            $ 11,236           $ 11,657
 4/30/2006           $ 12,691            $ 11,387           $ 12,130
 5/31/2006           $ 12,227            $ 11,059           $ 11,652
 6/30/2006           $ 12,236            $ 11,074           $ 11,568
 7/31/2006           $ 12,316            $ 11,142           $ 11,835
 8/31/2006           $ 12,395            $ 11,407           $ 11,928
 9/30/2006           $ 12,800            $ 11,701           $ 12,413
10/31/2006           $ 13,096            $ 12,083           $ 12,694
11/30/2006           $ 13,274            $ 12,312           $ 12,723
12/31/2006           $ 13,595            $ 12,485           $ 13,198
 1/31/2007           $ 13,883            $ 12,674           $ 13,291
 2/28/2007           $ 13,545            $ 12,426           $ 12,855
 3/31/2007           $ 13,366            $ 12,565           $ 12,744

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             FINANCIAL SERVICES FUND                   S&P 500 FINANCIALS
   DATE          INVESTOR CLASS        S&P 500 INDEX         INDEX+

  4/2/1998          $ 10,000              $ 10,000          $ 10,000
 6/30/1998          $ 10,170              $ 10,161          $ 10,161
 9/30/1998          $  7,760              $  9,150          $  7,944
12/31/1998          $  9,380              $ 11,099          $  9,665
 3/31/1999          $  9,990              $ 11,652          $ 10,339
 6/30/1999          $ 10,370              $ 12,473          $ 10,815
 9/30/1999          $  8,620              $ 11,694          $  9,135
12/31/1999          $  9,243              $ 13,434          $  9,891
 3/31/2000          $  9,494              $ 13,742          $ 10,072
 6/30/2000          $  9,093              $ 13,377          $  9,732
 9/30/2000          $ 11,166              $ 13,247          $ 11,999
12/31/2000          $ 11,256              $ 12,211          $ 12,208
 3/31/2001          $ 10,014              $ 10,763          $ 10,987
 6/30/2001          $ 10,555              $ 11,393          $ 11,801
 9/30/2001          $  9,213              $  9,721          $ 10,214
12/31/2001          $  9,797              $ 10,760          $ 10,922
 3/31/2002          $ 10,354              $ 10,789          $ 11,245
 6/30/2002          $  9,757              $  9,344          $ 10,358
 9/30/2002          $  7,844              $  7,729          $  8,547
12/31/2002          $  8,235              $  8,382          $  9,128
 3/31/2003          $  7,769              $  8,118          $  8,610
 6/30/2003          $  9,118              $  9,367          $ 10,144
 9/30/2003          $  9,534              $  9,615          $ 10,508
12/31/2003          $ 10,682              $ 10,786          $ 11,677
 3/31/2004          $ 11,293              $ 10,969          $ 12,176
 6/30/2004          $ 11,120              $ 11,157          $ 11,818
 9/30/2004          $ 11,303              $ 10,949          $ 11,789
12/31/2004          $ 12,524              $ 11,960          $ 12,638
 3/31/2005          $ 11,683              $ 11,703          $ 11,758
 6/30/2005          $ 12,196              $ 11,863          $ 12,187
 9/30/2005          $ 12,401              $ 12,290          $ 12,196
12/31/2005          $ 12,942              $ 12,547          $ 13,109
 3/31/2006          $ 13,718              $ 13,075          $ 13,448
 6/30/2006          $ 13,449              $ 12,887          $ 13,346
 9/30/2006          $ 14,101              $ 13,617          $ 14,321
12/31/2006          $ 15,026              $ 14,529          $ 15,227
 3/31/2007          $ 14,808              $ 14,622          $ 14,703

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

---------------------------------------------------------------------------------------------------------
                                 INVESTOR CLASS                                      ADVISOR CLASS
                                   (04/02/98)                                         (04/06/98)
---------------------------------------------------------------------------------------------------------
                            ONE      FIVE      SINCE                            ONE    FIVE       SINCE
                           YEAR      YEAR    INCEPTION                         YEAR    YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND     7.94%    7.42%     4.46%                           7.32%   7.00%      3.54%
S&P 500 INDEX              11.83%    6.27%     4.31%                          11.83%   6.27%      4.31%
S&P 500 FINANCIALS INDEX   12.19%    8.14%     6.65%                          12.19%   8.14%      6.16%
---------------------------------------------------------------------------------------------------------

                                            A-CLASS                                 C-CLASS
                                          (09/01/04)                              (04/19/01)
---------------------------------------------------------------------------------------------------------
                            ONE      ONE       SINCE       SINCE        ONE     ONE     FIVE      SINCE
                           YEAR     YEAR*    INCEPTION   INCEPTION*    YEAR    YEAR**   YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND     7.54%    2.46%    11.13%        9.04%      6.73%    5.73%   6.41%     5.00%
S&P 500 INDEX              11.83%   11.83%    12.26%       12.26%     11.83%   11.83%   6.27%     3.91%
S&P 500 FINANCIALS INDEX   12.19%   12.19%    11.61%       11.61%     12.19%   12.19%   8.14%     6.65%
---------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 FINANCIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

INCEPTION: April 17, 1998

Rydex Health Care Fund Investor Class had a return of 5.09% in the 12-month period ended March 31, 2007. The pharmaceuticals, health care equipment & supplies and health care providers & services industries had positive returns whereas biotechnology had a negative return. Life sciences tools & services and health care technology industries also made positive contributions. The sector has seen favorable reimbursement rates and attractive valuations.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                               HEALTH CARE FUND
BIOTECHNOLOGY                                                         17%
OTHER                                                                  1%
PHARMACEUTICALS                                                       38%
HEALTH CARE PROVIDERS & SERVICES                                      24%
HEALTH CARE EQUIPMENT & SUPPLIES                                      20%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                    April 17, 1998
Advisor Class                                                       May 11, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                6.2%
Johnson & Johnson, Inc.                                                     5.9%
Abbott Laboratories                                                         3.8%
Genentech, Inc.                                                             3.7%
Merck & Co., Inc.                                                           3.5%
Wyeth                                                                       3.0%
Amgen, Inc.                                                                 2.9%
Eli Lilly & Co.                                                             2.9%
UnitedHealth Group, Inc.                                                    2.8%
Bristol-Myers Squibb Co.                                                    2.7%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

HEALTH CARE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             HEALTH CARE FUND
   DATE          C-CLASS        S&P 500 INDEX   S&P 500 HEALTH CARE INDEX+

 3/30/2001       $ 10,000          $ 10,000              $ 10,000
 3/31/2001       $ 10,000          $ 10,000              $ 10,000
 4/30/2001       $ 10,276          $ 10,777              $ 10,266
 5/31/2001       $ 10,409          $ 10,849              $ 10,371
 6/30/2001       $ 10,107          $ 10,585              $  9,889
 7/31/2001       $ 10,418          $ 10,481              $ 10,412
 8/31/2001       $ 10,053          $  9,825              $ 10,024
 9/30/2001       $ 10,036          $  9,032              $ 10,169
10/31/2001       $ 10,009          $  9,204              $ 10,111
11/30/2001       $ 10,400          $  9,910              $ 10,588
12/31/2001       $ 10,124          $  9,997              $ 10,243
 1/31/2002       $  9,938          $  9,851              $ 10,137
 2/28/2002       $  9,947          $  9,661              $ 10,163
 3/31/2002       $ 10,000          $ 10,024              $ 10,178
 4/30/2002       $  9,431          $  9,416              $  9,540
 5/31/2002       $  9,289          $  9,347              $  9,343
 6/30/2002       $  8,436          $  8,681              $  8,479
 7/31/2002       $  8,213          $  8,004              $  8,295
 8/31/2002       $  8,284          $  8,057              $  8,383
 9/30/2002       $  7,778          $  7,181              $  7,838
10/31/2002       $  8,089          $  7,813              $  8,299
11/30/2002       $  8,222          $  8,273              $  8,509
12/31/2002       $  8,018          $  7,787              $  8,197
 1/31/2003       $  8,027          $  7,583              $  8,156
 2/28/2003       $  7,849          $  7,469              $  7,998
 3/31/2003       $  8,027          $  7,542              $  8,267
 4/30/2003       $  8,516          $  8,163              $  8,547
 5/31/2003       $  9,111          $  8,593              $  8,691
 6/30/2003       $  9,342          $  8,703              $  9,059
 7/31/2003       $  9,751          $  8,856              $  8,920
 8/31/2003       $  9,671          $  9,029              $  8,576
 9/30/2003       $  9,698          $  8,933              $  8,603
10/31/2003       $  9,938          $  9,439              $  8,660
11/30/2003       $ 10,178          $  9,522              $  8,785
12/31/2003       $ 10,489          $ 10,021              $  9,289
 1/31/2004       $ 10,889          $ 10,205              $  9,541
 2/29/2004       $ 10,942          $ 10,347              $  9,607
 3/31/2004       $ 10,764          $ 10,191              $  9,206
 4/30/2004       $ 10,880          $ 10,031              $  9,488
 5/31/2004       $ 10,836          $ 10,168              $  9,454
 6/30/2004       $ 10,898          $ 10,366              $  9,421
 7/31/2004       $ 10,178          $ 10,023              $  8,911
 8/31/2004       $ 10,276          $ 10,064              $  9,050
 9/30/2004       $ 10,338          $ 10,173              $  8,881
10/31/2004       $ 10,098          $ 10,328              $  8,683
11/30/2004       $ 10,418          $ 10,746              $  8,816
12/31/2004       $ 11,031          $ 11,111              $  9,310
 1/31/2005       $ 10,711          $ 10,841              $  9,009
 2/28/2005       $ 10,942          $ 11,069              $  9,270
 3/31/2005       $ 10,836          $ 10,873              $  9,216
 4/30/2005       $ 11,067          $ 10,667              $  9,525
 5/31/2005       $ 11,307          $ 11,006              $  9,602
 6/30/2005       $ 11,351          $ 11,022              $  9,561
 7/31/2005       $ 11,698          $ 11,431              $  9,778
 8/31/2005       $ 11,760          $ 11,327              $  9,724
 9/30/2005       $ 11,733          $ 11,419              $  9,663
10/31/2005       $ 11,449          $ 11,229              $  9,371
11/30/2005       $ 11,804          $ 11,653              $  9,444
12/31/2005       $ 12,071          $ 11,657              $  9,762
 1/31/2006       $ 12,284          $ 11,966              $  9,899
 2/28/2006       $ 12,347          $ 11,998              $  9,976
 3/31/2006       $ 12,258          $ 12,148              $  9,846
 4/30/2006       $ 11,858          $ 12,311              $  9,530
 5/31/2006       $ 11,573          $ 11,957              $  9,314
 6/30/2006       $ 11,564          $ 11,973              $  9,316
 7/31/2006       $ 11,876          $ 12,047              $  9,819
 8/31/2006       $ 12,151          $ 12,333              $ 10,082
 9/30/2006       $ 12,240          $ 12,651              $ 10,225
10/31/2006       $ 12,329          $ 13,063              $ 10,268
11/30/2006       $ 12,391          $ 13,312              $ 10,212
12/31/2006       $ 12,507          $ 13,498              $ 10,327
 1/31/2007       $ 12,987          $ 13,703              $ 10,638
 2/28/2007       $ 12,756          $ 13,435              $ 10,370
 3/31/2007       $ 12,756          $ 13,585              $ 10,391

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             HEALTH CARE FUND
   DATE       INVESTOR CLASS    S&P 500 INDEX   S&P 500 HEALTH CARE INDEX+

 4/17/1998       $ 10,000          $ 10,000              $ 10,000
 6/30/1998       $ 10,490          $ 10,132              $ 10,621
 9/30/1998       $ 10,220          $  9,124              $ 10,557
12/31/1998       $ 11,520          $ 11,067              $ 12,079
 3/31/1999       $ 11,450          $ 11,618              $ 12,403
 6/30/1999       $ 10,680          $ 12,437              $ 11,732
 9/30/1999       $  9,560          $ 11,661              $ 10,502
12/31/1999       $ 10,015          $ 13,396              $ 10,673
 3/31/2000       $ 10,255          $ 13,703              $ 10,656
 6/30/2000       $ 11,986          $ 13,339              $ 13,119
 9/30/2000       $ 12,116          $ 13,210              $ 13,054
12/31/2000       $ 13,127          $ 12,176              $ 14,466
 3/31/2001       $ 11,256          $ 10,732              $ 12,295
 6/30/2001       $ 11,406          $ 11,361              $ 12,158
 9/30/2001       $ 11,346          $  9,693              $ 12,502
12/31/2001       $ 11,476          $ 10,729              $ 12,594
 3/31/2002       $ 11,366          $ 10,758              $ 12,514
 6/30/2002       $  9,605          $  9,317              $ 10,425
 9/30/2002       $  8,874          $  7,707              $  9,637
12/31/2002       $  9,175          $  8,358              $ 10,078
 3/31/2003       $  9,215          $  8,094              $ 10,164
 6/30/2003       $ 10,745          $  9,340              $ 11,138
 9/30/2003       $ 11,186          $  9,588              $ 10,577
12/31/2003       $ 12,146          $ 10,755              $ 11,420
 3/31/2004       $ 12,506          $ 10,937              $ 11,318
 6/30/2004       $ 12,686          $ 11,125              $ 11,583
 9/30/2004       $ 12,056          $ 10,918              $ 10,918
12/31/2004       $ 12,906          $ 11,925              $ 11,447
 3/31/2005       $ 12,716          $ 11,669              $ 11,331
 6/30/2005       $ 13,357          $ 11,829              $ 11,755
 9/30/2005       $ 13,857          $ 12,255              $ 11,881
12/31/2005       $ 14,277          $ 12,511              $ 12,002
 3/31/2006       $ 14,547          $ 13,038              $ 12,106
 6/30/2006       $ 13,757          $ 12,850              $ 11,454
 9/30/2006       $ 14,597          $ 13,578              $ 12,572
12/31/2006       $ 14,947          $ 14,487              $ 12,696
 3/31/2007       $ 15,288          $ 14,580              $ 12,775

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

---------------------------------------------------------------------------------------------------------
                                 INVESTOR CLASS                                      ADVISOR CLASS
                                   (04/17/98)                                         (05/11/98)
---------------------------------------------------------------------------------------------------------
                            ONE      FIVE      SINCE                            ONE    FIVE       SINCE
                           YEAR      YEAR    INCEPTION                         YEAR    YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------
HEALTH CARE FUND            5.09%    6.11%     4.85%                           4.66%   5.60%      4.43%
S&P 500 INDEX              11.83%    6.27%     4.30%                          11.83%   6.27%      4.49%
S&P 500 HEALTH CARE INDEX   7.47%    2.00%     4.18%                           7.47%   2.00%      4.20%
---------------------------------------------------------------------------------------------------------

                                            A-CLASS                                 C-CLASS
                                          (09/01/04)                              (03/30/01)
---------------------------------------------------------------------------------------------------------
                            ONE      ONE       SINCE       SINCE        ONE     ONE     FIVE      SINCE
                           YEAR     YEAR*    INCEPTION   INCEPTION*    YEAR    YEAR**   YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------
HEALTH CARE FUND            4.94%   -0.07%     9.35%        7.31%      4.06%    3.06%   4.99%     4.14%
S&P 500 INDEX              11.83%   11.83%    12.26%       12.26%     11.83%   11.83%   6.27%     5.24%
S&P 500 HEALTH CARE INDEX   7.47%    7.47%     7.13%        7.13%      7.47%    7.47%   2.00%     2.16%
---------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 HEALTH CARE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

INCEPTION: April 6, 2000

Internet companies failed to outpace the S&P 500 Index. Last year's big winner within the sector, the Internet software & services industry, was only up a little more than 3%. The industry, which is dominated by Google, eBay and Yahoo, suffered due to relatively higher valuations and competitive pressures. Internet advertising saw a second strong year of growth in ad spending and it seems that this trend will continue as the use of video advertising expands. Online gaming and social sites also had a strong year as many were purchased during the year. Other industries such as communications equipment, systems software and Internet & catalog retailing benefited from increasing Internet usage rates and the adoption of broadband access. Internet retail, which returned 21.1%, was the only industry to really show any strength. Rydex Internet Fund Investor Class returned 2.21% for the period.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                                   INTERNET FUND
MEDIA                                                                    6%
INTERNET & CATALOG RETAIL                                                7%
OTHER                                                                   17%
SOFTWARE                                                                12%
COMMUNICATIONS EQUIPMENT                                                25%
INTERNET SOFTWARE & SERVICES                                            33%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 6, 2000
Advisor Class                                                      April 6, 2000
A-Class                                                        September 1, 2004
C-Class                                                           April 19, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         8.8%
Google, Inc. -- Class A                                                     7.4%
Qualcomm, Inc.                                                              6.6%
Time Warner, Inc.                                                           6.2%
Yahoo!, Inc.                                                                5.3%
eBay, Inc.                                                                  5.2%
Research In Motion Ltd.                                                     3.7%
Sun Microsystems, Inc.                                                      3.5%
Qwest Communications International, Inc.                                    3.2%
Amazon.com, Inc.                                                            3.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              53.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

INTERNET FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             INTERNET FUND                   S&P 500 INFORMATION
   DATE         C-CLASS      S&P 500 INDEX    TECHNOLOGY INDEX+

 4/19/2001     $ 10,000         $ 10,000          $ 10,000
 4/30/2001     $  9,489         $  9,968          $  9,406
 5/31/2001     $  9,399         $ 10,035          $  8,935
 6/30/2001     $  8,906         $  9,791          $  9,038
 7/31/2001     $  7,891         $  9,694          $  8,500
 8/31/2001     $  6,330         $  9,087          $  7,427
 9/30/2001     $  4,923         $  8,354          $  5,966
10/31/2001     $  5,661         $  8,513          $  7,003
11/30/2001     $  6,867         $  9,166          $  8,196
12/31/2001     $  6,833         $  9,246          $  8,036
 1/31/2002     $  6,491         $  9,111          $  8,146
 2/28/2002     $  5,204         $  8,935          $  7,002
 3/31/2002     $  5,670         $  9,272          $  7,435
 4/30/2002     $  4,684         $  8,709          $  6,514
 5/31/2002     $  4,502         $  8,645          $  6,261
 6/30/2002     $  3,875         $  8,029          $  5,499
 7/31/2002     $  3,356         $  7,404          $  5,040
 8/31/2002     $  3,390         $  7,452          $  4,978
 9/30/2002     $  2,901         $  6,642          $  4,104
10/31/2002     $  3,582         $  7,227          $  5,019
11/30/2002     $  4,579         $  7,652          $  5,863
12/31/2002     $  3,822         $  7,203          $  5,016
 1/31/2003     $  3,809         $  7,014          $  4,931
 2/28/2003     $  3,743         $  6,909          $  5,050
 3/31/2003     $  3,753         $  6,976          $  4,989
 4/30/2003     $  4,124         $  7,550          $  5,439
 5/31/2003     $  4,837         $  7,948          $  5,894
 6/30/2003     $  4,910         $  8,050          $  5,889
 7/31/2003     $  5,066         $  8,192          $  6,215
 8/31/2003     $  5,354         $  8,351          $  6,568
 9/30/2003     $  5,206         $  8,263          $  6,523
10/31/2003     $  5,699         $  8,730          $  7,054
11/30/2003     $  5,843         $  8,807          $  7,163
12/31/2003     $  6,208         $  9,269          $  7,351
 1/31/2004     $  6,637         $  9,439          $  7,607
 2/29/2004     $  6,522         $  9,570          $  7,357
 3/31/2004     $  6,487         $  9,426          $  7,160
 4/30/2004     $  6,099         $  9,278          $  6,825
 5/31/2004     $  6,519         $  9,405          $  7,161
 6/30/2004     $  6,773         $  9,588          $  7,358
 7/31/2004     $  6,009         $  9,271          $  6,802
 8/31/2004     $  5,672         $  9,308          $  6,435
 9/30/2004     $  5,968         $  9,409          $  6,622
10/31/2004     $  6,302         $  9,553          $  6,968
11/30/2004     $  6,757         $  9,939          $  7,302
12/31/2004     $  6,942         $ 10,277          $  7,508
 1/31/2005     $  6,266         $ 10,027          $  7,114
 2/28/2005     $  5,861         $ 10,238          $  7,113
 3/31/2005     $  5,816         $ 10,057          $  6,947
 4/30/2005     $  5,590         $  9,866          $  6,673
 5/31/2005     $  6,255         $ 10,180          $  7,185
 6/30/2005     $  5,979         $ 10,194          $  7,059
 7/31/2005     $  6,328         $ 10,573          $  7,472
 8/31/2005     $  6,262         $ 10,477          $  7,449
 9/30/2005     $  6,489         $ 10,562          $  7,469
10/31/2005     $  6,448         $ 10,386          $  7,304
11/30/2005     $  6,743         $ 10,778          $  7,767
12/31/2005     $  6,734         $ 10,782          $  7,537
 1/31/2006     $  7,017         $ 11,068          $  7,778
 2/28/2006     $  6,873         $ 11,098          $  7,700
 3/31/2006     $  7,172         $ 11,236          $  7,839
 4/30/2006     $  7,045         $ 11,387          $  7,749
 5/31/2006     $  6,562         $ 11,059          $  7,193
 6/30/2006     $  6,541         $ 11,074          $  7,073
 7/31/2006     $  5,933         $ 11,142          $  6,805
 8/31/2006     $  6,414         $ 11,407          $  7,368
 9/30/2006     $  6,640         $ 11,701          $  7,662
10/31/2006     $  7,032         $ 12,083          $  7,977
11/30/2006     $  7,298         $ 12,312          $  8,229
12/31/2006     $  7,221         $ 12,485          $  8,117
 1/31/2007     $  7,335         $ 12,674          $  8,245
 2/28/2007     $  7,288         $ 12,426          $  7,984
 3/31/2007     $  7,264         $ 12,565          $  8,028

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              INTERNET FUND                   S&P 500 INFORMATION
    DATE     INVESTOR CLASS   S&P 500 INDEX    TECHNOLOGY INDEX+

  4/6/2000      $ 10,000         $ 10,000          $ 10,000
 4/30/2000      $  8,660         $  9,679          $  9,379
 5/31/2000      $  7,040         $  9,480          $  8,395
 6/30/2000      $  7,770         $  9,714          $  9,358
 7/31/2000      $  7,590         $  9,562          $  8,911
 8/31/2000      $  8,550         $ 10,156          $  9,908
 9/30/2000      $  7,290         $  9,620          $  8,052
10/31/2000      $  5,920         $  9,579          $  7,586
11/30/2000      $  4,120         $  8,824          $  6,023
12/31/2000      $  3,410         $  8,867          $  5,362
 1/31/2001      $  4,160         $  9,182          $  6,323
 2/28/2001      $  2,840         $  8,344          $  4,551
 3/31/2001      $  2,090         $  7,816          $  3,972
 4/30/2001      $  2,535         $  8,423          $  4,645
 5/31/2001      $  2,513         $  8,480          $  4,412
 6/30/2001      $  2,383         $  8,273          $  4,463
 7/31/2001      $  2,114         $  8,192          $  4,197
 8/31/2001      $  1,697         $  7,679          $  3,667
 9/30/2001      $  1,321         $  7,059          $  2,946
10/31/2001      $  1,520         $  7,193          $  3,458
11/30/2001      $  1,845         $  7,745          $  4,047
12/31/2001      $  1,837         $  7,813          $  3,968
 1/31/2002      $  1,746         $  7,699          $  4,022
 2/28/2002      $  1,401         $  7,551          $  3,458
 3/31/2002      $  1,528         $  7,835          $  3,671
 4/30/2002      $  1,263         $  7,360          $  3,216
 5/31/2002      $  1,215         $  7,305          $  3,092
 6/30/2002      $  1,047         $  6,785          $  2,715
 7/31/2002      $    908         $  6,256          $  2,489
 8/31/2002      $    918         $  6,297          $  2,458
 9/30/2002      $    786         $  5,613          $  2,026
10/31/2002      $    971         $  6,107          $  2,478
11/30/2002      $  1,243         $  6,466          $  2,895
12/31/2002      $  1,038         $  6,086          $  2,477
 1/31/2003      $  1,035         $  5,927          $  2,435
 2/28/2003      $  1,018         $  5,838          $  2,494
 3/31/2003      $  1,022         $  5,895          $  2,463
 4/30/2003      $  1,123         $  6,380          $  2,685
 5/31/2003      $  1,319         $  6,716          $  2,910
 6/30/2003      $  1,340         $  6,802          $  2,908
 7/31/2003      $  1,383         $  6,922          $  3,069
 8/31/2003      $  1,463         $  7,057          $  3,243
 9/30/2003      $  1,424         $  6,982          $  3,221
10/31/2003      $  1,560         $  7,377          $  3,483
11/30/2003      $  1,601         $  7,442          $  3,537
12/31/2003      $  1,703         $  7,832          $  3,630
 1/31/2004      $  1,821         $  7,976          $  3,756
 2/29/2004      $  1,791         $  8,087          $  3,633
 3/31/2004      $  1,783         $  7,965          $  3,535
 4/30/2004      $  1,678         $  7,840          $  3,370
 5/31/2004      $  1,795         $  7,947          $  3,536
 6/30/2004      $  1,866         $  8,102          $  3,633
 7/31/2004      $  1,657         $  7,834          $  3,359
 8/31/2004      $  1,565         $  7,865          $  3,178
 9/30/2004      $  1,648         $  7,951          $  3,270
10/31/2004      $  1,741         $  8,072          $  3,441
11/30/2004      $  1,869         $  8,399          $  3,606
12/31/2004      $  1,922         $  8,684          $  3,707
 1/31/2005      $  1,736         $  8,473          $  3,513
 2/28/2005      $  1,625         $  8,651          $  3,512
 3/31/2005      $  1,615         $  8,498          $  3,430
 4/30/2005      $  1,553         $  8,337          $  3,295
 5/31/2005      $  1,739         $  8,602          $  3,548
 6/30/2005      $  1,664         $  8,614          $  3,485
 7/31/2005      $  1,762         $  8,935          $  3,690
 8/31/2005      $  1,746         $  8,853          $  3,678
 9/30/2005      $  1,810         $  8,925          $  3,688
10/31/2005      $  1,800         $  8,776          $  3,606
11/30/2005      $  1,884         $  9,108          $  3,835
12/31/2005      $  1,883         $  9,111          $  3,722
 1/31/2006      $  1,964         $  9,352          $  3,840
 2/28/2006      $  1,925         $  9,378          $  3,802
 3/31/2006      $  2,011         $  9,494          $  3,871
 4/30/2006      $  1,977         $  9,622          $  3,826
 5/31/2006      $  1,842         $  9,345          $  3,552
 6/30/2006      $  1,838         $  9,358          $  3,492
 7/31/2006      $  1,668         $  9,415          $  3,360
 8/31/2006      $  1,805         $  9,639          $  3,638
 9/30/2006      $  1,870         $  9,888          $  3,783
10/31/2006      $  1,982         $ 10,210          $  3,939
11/30/2006      $  2,058         $ 10,404          $  4,063
12/31/2006      $  2,038         $ 10,550          $  4,008
 1/31/2007      $  2,072         $ 10,710          $  4,071
 2/28/2007      $  2,061         $ 10,500          $  3,942
 3/31/2007      $  2,056         $ 10,618          $  3,964

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

---------------------------------------------------------------------------------------------------------
                                 INVESTOR CLASS                                      ADVISOR CLASS
                                   (04/06/00)                                         (04/06/00)
---------------------------------------------------------------------------------------------------------
                            ONE      FIVE      SINCE                            ONE    FIVE       SINCE
                           YEAR      YEAR    INCEPTION                         YEAR    YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------
INTERNET FUND               2.21%    6.12%    -20.27%                          1.72%   5.59%     -20.69%
S&P 500 INDEX              11.83%    6.27%      0.86%                         11.83%   6.27%       0.86%
S&P 500 INFORMATION
   TECHNOLOGY INDEX         3.10%    2.06%    -12.05%                          3.10%   2.06%     -12.05%
---------------------------------------------------------------------------------------------------------

                                            A-CLASS                                 C-CLASS
                                          (09/01/04)                              (04/19/01)
---------------------------------------------------------------------------------------------------------
                            ONE      ONE       SINCE       SINCE        ONE     ONE     FIVE      SINCE
                           YEAR     YEAR*    INCEPTION   INCEPTION*    YEAR    YEAR**   YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------
INTERNET FUND               2.05%    -2.80%    10.74%       8.67%      1.28%    0.28%   5.08%    -5.23%
S&P 500 INDEX              11.83%    11.83%    12.26%      12.26%     11.83%   11.83%   6.27%     3.91%
S&P 500 INFORMATION
   TECHNOLOGY INDEX         3.10%     3.10%     9.40%       9.40%      3.10%    3.10%   2.06%    -3.19%
---------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses.

INCEPTION: April 1, 1998

Continuing with last year's strong performance, casinos & gambling were by far the biggest winners in the leisure sector this year. These large returns were driven at least in part from several mergers and acquisitions, the biggest of which was the sale of Harrah's Entertainment, Inc. to the private equity firm Apollo Management Group. Gains in the movies & entertainment, hotels, resorts & cruise lines, and home entertainment software industries also made significant contributions to the Fund's performance. Leisure facilities, with companies like Bally Total Fitness, and leisure equipment & products, with companies like Brunswick Pool and Eastman Kodak, both had a rough year and were the only two industries to post negative returns in the sector. Rydex Leisure Fund Investor Class returned 10.17% for the period, slightly underperforming the S&P 500 Index's 11.83%.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                                    LEISURE FUND
SOFTWARE                                                                 6%
HOTELS, RESTAURANTS & LEISURE                                           61%
MEDIA                                                                   22%
LEISURE EQUIPMENT & PRODUCTS                                            11%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                       June 3, 1998
A-Class                                                        September 1, 2004
C-Class                                                              May 3, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Walt Disney Co.                                                             4.9%
Time Warner, Inc.                                                           4.8%
McDonald's Corp.                                                            4.4%
News Corp. -- Class A                                                       4.3%
Las Vegas Sands Corp.                                                       3.1%
Carnival Corp.                                                              3.0%
Viacom, Inc. -- Class B                                                     3.0%
MGM Mirage, Inc.                                                            2.8%
Starbucks Corp.                                                             2.7%
Marriott International, Inc. -- Class A                                     2.6%
--------------------------------------------------------------------------------
Top Ten Total                                                              35.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

LEISURE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             LEISURE FUND                     S&P 500 CONSUMER
    DATE       C-CLASS      S&P 500 INDEX   DISCRETIONARY INDEX+

  5/3/2001     $ 10,000        $ 10,000           $ 10,000
 5/31/2001     $ 10,300        $ 10,072           $ 10,181
 6/30/2001     $ 10,228        $  9,827           $ 10,023
 7/31/2001     $  9,462        $  9,730           $ 10,052
 8/31/2001     $  8,449        $  9,121           $  8,984
 9/30/2001     $  6,546        $  8,384           $  7,843
10/31/2001     $  6,732        $  8,544           $  8,022
11/30/2001     $  7,342        $  9,200           $  9,107
12/31/2001     $  7,580        $  9,280           $  9,325
 1/31/2002     $  7,859        $  9,145           $  9,242
 2/28/2002     $  7,787        $  8,968           $  9,353
 3/31/2002     $  8,201        $  9,306           $  9,521
 4/30/2002     $  8,438        $  8,742           $  9,133
 5/31/2002     $  8,366        $  8,677           $  9,110
 6/30/2002     $  7,911        $  8,059           $  8,373
 7/31/2002     $  7,249        $  7,431           $  7,387
 8/31/2002     $  7,125        $  7,480           $  7,577
 9/30/2002     $  6,515        $  6,667           $  6,921
10/31/2002     $  6,494        $  7,254           $  7,367
11/30/2002     $  6,805        $  7,681           $  7,723
12/31/2002     $  6,360        $  7,229           $  7,046
 1/31/2003     $  6,081        $  7,040           $  6,814
 2/28/2003     $  5,822        $  6,934           $  6,753
 3/31/2003     $  6,070        $  7,002           $  6,933
 4/30/2003     $  6,477        $  7,578           $  7,735
 5/31/2003     $  6,898        $  7,978           $  8,124
 6/30/2003     $  7,173        $  8,079           $  8,239
 7/31/2003     $  7,401        $  8,222           $  8,416
 8/31/2003     $  7,590        $  8,382           $  8,832
 9/30/2003     $  7,494        $  8,293           $  8,409
10/31/2003     $  8,080        $  8,762           $  9,156
11/30/2003     $  8,283        $  8,839           $  9,234
12/31/2003     $  8,476        $  9,303           $  9,588
 1/31/2004     $  8,728        $  9,474           $  9,510
 2/29/2004     $  9,145        $  9,605           $  9,702
 3/31/2004     $  9,283        $  9,461           $  9,687
 4/30/2004     $  8,911        $  9,312           $  9,532
 5/31/2004     $  8,811        $  9,440           $  9,596
 6/30/2004     $  8,935        $  9,623           $  9,640
 7/31/2004     $  8,594        $  9,305           $  9,254
 8/31/2004     $  8,470        $  9,342           $  9,239
 9/30/2004     $  8,876        $  9,444           $  9,506
10/31/2004     $  9,038        $  9,588           $  9,891
11/30/2004     $  9,659        $  9,976           $ 10,281
12/31/2004     $ 10,334        $ 10,315           $ 10,753
 1/31/2005     $ 10,131        $ 10,064           $ 10,303
 2/28/2005     $ 10,114        $ 10,276           $ 10,250
 3/31/2005     $ 10,131        $ 10,094           $ 10,118
 4/30/2005     $  9,583        $  9,902           $  9,462
 5/31/2005     $ 10,010        $ 10,217           $ 10,011
 6/30/2005     $  9,866        $ 10,232           $  9,997
 7/31/2005     $ 10,072        $ 10,612           $ 10,554
 8/31/2005     $  9,693        $ 10,516           $ 10,184
 9/30/2005     $  9,448        $ 10,601           $  9,885
10/31/2005     $  9,317        $ 10,424           $  9,686
11/30/2005     $  9,752        $ 10,818           $ 10,054
12/31/2005     $  9,693        $ 10,822           $  9,962
 1/31/2006     $ 10,169        $ 11,109           $ 10,133
 2/28/2006     $ 10,272        $ 11,139           $ 10,195
 3/31/2006     $ 10,703        $ 11,277           $ 10,230
 4/30/2006     $ 10,762        $ 11,429           $ 10,360
 5/31/2006     $ 10,365        $ 11,100           $ 10,192
 6/30/2006     $ 10,283        $ 11,115           $ 10,155
 7/31/2006     $  9,535        $ 11,183           $  9,811
 8/31/2006     $  9,817        $ 11,450           $  9,995
 9/30/2006     $ 10,376        $ 11,745           $ 10,635
10/31/2006     $ 11,017        $ 12,127           $ 11,319
11/30/2006     $ 11,413        $ 12,358           $ 11,431
12/31/2006     $ 11,648        $ 12,531           $ 11,679
 1/31/2007     $ 11,934        $ 12,721           $ 12,001
 2/28/2007     $ 11,644        $ 12,472           $ 11,637
 3/31/2007     $ 11,672        $ 12,611           $ 11,563

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              LEISURE FUND                      S&P 500 CONSUMER
    DATE     INVESTOR CLASS   S&P 500 INDEX   DISCRETIONARY INDEX+

  4/1/1998      $ 10,000        $ 10,000            $ 10,000
 6/30/1998      $  9,810        $ 10,270            $ 10,931
 9/30/1998      $  8,480        $  9,248            $  9,104
12/31/1998      $ 10,630        $ 11,218            $ 11,749
 3/31/1999      $ 11,210        $ 11,777            $ 12,975
 6/30/1999      $ 10,760        $ 12,607            $ 13,485
 9/30/1999      $  9,960        $ 11,820            $ 12,305
12/31/1999      $ 11,626        $ 13,578            $ 14,575
 3/31/2000      $ 11,202        $ 13,890            $ 14,006
 6/30/2000      $ 10,697        $ 13,521            $ 12,771
 9/30/2000      $ 10,354        $ 13,390            $ 12,096
12/31/2000      $  9,032        $ 12,342            $ 11,553
 3/31/2001      $  8,598        $ 10,879            $ 11,530
 6/30/2001      $ 10,001        $ 11,516            $ 12,660
 9/30/2001      $  6,408        $  9,825            $  9,907
12/31/2001      $  7,448        $ 10,875            $ 11,778
 3/31/2002      $  8,073        $ 10,905            $ 12,025
 6/30/2002      $  7,801        $  9,444            $ 10,575
 9/30/2002      $  6,439        $  7,812            $  8,741
12/31/2002      $  6,307        $  8,472            $  8,899
 3/31/2003      $  6,015        $  8,205            $  8,757
 6/30/2003      $  7,142        $  9,468            $ 10,407
 9/30/2003      $  7,478        $  9,718            $ 10,620
12/31/2003      $  8,474        $ 10,902            $ 12,110
 3/31/2004      $  9,305        $ 11,086            $ 12,235
 6/30/2004      $  8,975        $ 11,277            $ 12,176
 9/30/2004      $  8,941        $ 11,067            $ 12,007
12/31/2004      $ 10,442        $ 12,088            $ 13,581
 3/31/2005      $ 10,260        $ 11,828            $ 12,780
 6/30/2005      $ 10,018        $ 11,990            $ 12,626
 9/30/2005      $  9,621        $ 12,422            $ 12,486
12/31/2005      $  9,893        $ 12,682            $ 12,582
 3/31/2006      $ 10,953        $ 13,215            $ 12,921
 6/30/2006      $ 10,549        $ 13,025            $ 12,827
 9/30/2006      $ 10,674        $ 13,763            $ 13,432
12/31/2006      $ 12,016        $ 14,685            $ 14,751
 3/31/2007      $ 12,066        $ 14,779            $ 14,605

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

---------------------------------------------------------------------------------------------------------
                                 INVESTOR CLASS                                      ADVISOR CLASS
                                   (04/01/98)                                         (06/03/98)
---------------------------------------------------------------------------------------------------------
                            ONE      FIVE      SINCE                            ONE    FIVE       SINCE
                           YEAR      YEAR    INCEPTION                         YEAR    YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------
LEISURE FUND               10.17%    8.37%    2.11%                            9.60%   7.90%      2.36%
S&P 500 INDEX              11.83%    6.27%    4.44%                           11.83%   6.27%      4.77%
S&P 500 CONSUMER
   DISCRETIONARY INDEX     14.37%    5.04%    5.32%                           14.37%   5.04%      4.81%
---------------------------------------------------------------------------------------------------------

                                            A-CLASS                                 C-CLASS
                                          (09/01/04)                              (05/03/01)
---------------------------------------------------------------------------------------------------------
                            ONE      ONE       SINCE       SINCE        ONE     ONE     FIVE      SINCE
                           YEAR     YEAR*    INCEPTION   INCEPTION*    YEAR    YEAR**   YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------
LEISURE FUND                9.86%    4.63%     13.80%      11.67%      9.05%    8.05%   7.31%     2.65%
S&P 500 INDEX              11.83%   11.83%     12.26%      12.26%     11.83%   11.83%   6.27%     4.00%
S&P 500 CONSUMER
   DISCRETIONARY INDEX     14.37%   14.37%     10.24%      10.24%     14.37%   14.37%   5.04%     3.51%
---------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER DISCRETIONARY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

PRECIOUS METALS FUND

OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

INCEPTION: December 1, 1993

Precious metals stocks experienced a good deal of turbulence this past year. After a strong start, gold stocks weakened in June and fell nearly 35% from their highs. While they later recovered in September and posted a strong rally into late November 2006, gold stocks did not reach the highs set earlier in the year and posted small gains for the period.

Gold prices have been rising steadily since 2001 and in 2006 reached the highest average price level since 1980. Gold prices benefited from a lack of global production in metal and a weakened dollar. While gold metal prices increased by 13.7%, gold stocks did not follow suit.

Underweights in Newmont Mining (one of the worst performing stocks in the industry) and overweights in Yamana Gold and Silver Standard Resources (two of the best performers) helped the Fund's performance. In general, smaller-cap stocks in this sector performed better than their larger-cap counterparts. This result added to performance as the Fund had higher exposure to smaller-cap issues.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                            PRECIOUS METALS FUND
METALS & MINING                                                     100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                  December 1, 1993
Advisor Class                                                     August 1, 2003
A-Class                                                        September 1, 2004
C-Class                                                           April 27, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Freeport-McMoRan Copper &
   Gold, Inc. -- Class B                                                   13.5%
Newmont Mining Corp.                                                        9.2%
Goldcorp, Inc.                                                              7.8%
Kinross Gold Corp.                                                          7.8%
Barrick Gold Corp.                                                          6.4%
Agnico-Eagle Mines Ltd.                                                     4.9%
Yamana Gold, Inc.                                                           4.8%
Gold Fields Ltd. -- SP ADR                                                  4.3%
AngloGold Ashanti Ltd. -- SP ADR                                            3.9%
Pan American Silver Corp.                                                   3.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              66.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

PRECIOUS METALS FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             PRECIOUS METALS FUND
   DATE             C-CLASS         S&P 500 INDEX   S&P 500 MATERIALS INDEX+

 4/27/2001         $ 10,000            $ 10,000             $ 10,000
 4/30/2001         $  9,922            $  9,972             $  9,930
 5/31/2001         $ 10,211            $ 10,039             $ 10,290
 6/30/2001         $  9,922            $  9,794             $  9,839
 7/31/2001         $  9,574            $  9,698             $  9,852
 8/31/2001         $ 10,171            $  9,091             $  9,739
 9/30/2001         $ 10,524            $  8,357             $  8,638
10/31/2001         $ 10,220            $  8,516             $  8,843
11/30/2001         $ 10,020            $  9,169             $  9,869
12/31/2001         $ 10,345            $  9,250             $  9,621
 1/31/2002         $ 11,737            $  9,115             $  9,802
 2/28/2002         $ 12,699            $  8,939             $ 10,290
 3/31/2002         $ 13,675            $  9,275             $ 10,628
 4/30/2002         $ 14,124            $  8,713             $ 10,116
 5/31/2002         $ 16,448            $  8,649             $ 10,583
 6/30/2002         $ 14,159            $  8,032             $ 10,346
 7/31/2002         $ 11,909            $  7,406             $  9,180
 8/31/2002         $ 13,804            $  7,455             $  9,115
 9/30/2002         $ 13,557            $  6,645             $  7,923
10/31/2002         $ 12,506            $  7,230             $  8,319
11/30/2002         $ 12,580            $  7,655             $  9,293
12/31/2002         $ 15,195            $  7,205             $  8,880
 1/31/2003         $ 15,032            $  7,017             $  8,437
 2/28/2003         $ 14,026            $  6,911             $  8,186
 3/31/2003         $ 13,000            $  6,978             $  8,183
 4/30/2003         $ 12,694            $  7,553             $  8,935
 5/31/2003         $ 14,193            $  7,951             $  9,186
 6/30/2003         $ 14,795            $  8,053             $  9,247
 7/31/2003         $ 15,466            $  8,195             $  9,972
 8/31/2003         $ 17,390            $  8,355             $ 10,258
 9/30/2003         $ 17,075            $  8,266             $  9,772
10/31/2003         $ 18,407            $  8,733             $ 10,662
11/30/2003         $ 21,357            $  8,810             $ 10,882
12/31/2003         $ 21,396            $  9,272             $ 11,967
 1/31/2004         $ 18,944            $  9,442             $ 11,391
 2/29/2004         $ 19,950            $  9,574             $ 11,945
 3/31/2004         $ 21,297            $  9,429             $ 11,694
 4/30/2004         $ 15,939            $  9,281             $ 11,129
 5/31/2004         $ 17,527            $  9,409             $ 11,367
 6/30/2004         $ 16,782            $  9,592             $ 11,925
 7/31/2004         $ 16,531            $  9,274             $ 11,661
 8/31/2004         $ 17,814            $  9,312             $ 11,844
 9/30/2004         $ 19,699            $  9,412             $ 12,280
10/31/2004         $ 19,442            $  9,556             $ 12,179
11/30/2004         $ 19,916            $  9,943             $ 13,098
12/31/2004         $ 18,199            $ 10,281             $ 13,259
 1/31/2005         $ 16,896            $ 10,031             $ 12,845
 2/28/2005         $ 18,110            $ 10,242             $ 13,818
 3/31/2005         $ 16,960            $ 10,060             $ 13,426
 4/30/2005         $ 14,868            $  9,870             $ 12,481
 5/31/2005         $ 15,292            $ 10,184             $ 12,334
 6/30/2005         $ 16,536            $ 10,198             $ 12,088
 7/31/2005         $ 16,156            $ 10,577             $ 12,732
 8/31/2005         $ 16,817            $ 10,481             $ 12,179
 9/30/2005         $ 19,600            $ 10,566             $ 12,250
10/31/2005         $ 18,278            $ 10,390             $ 12,310
11/30/2005         $ 19,975            $ 10,783             $ 13,180
12/31/2005         $ 21,899            $ 10,786             $ 13,544
 1/31/2006         $ 26,237            $ 11,072             $ 14,177
 2/28/2006         $ 23,483            $ 11,102             $ 13,872
 3/31/2006         $ 25,669            $ 11,240             $ 14,466
 4/30/2006         $ 28,428            $ 11,391             $ 14,978
 5/31/2006         $ 24,910            $ 11,063             $ 14,330
 6/30/2006         $ 24,929            $ 11,078             $ 14,316
 7/31/2006         $ 24,939            $ 11,147             $ 13,816
 8/31/2006         $ 26,119            $ 11,412             $ 14,189
 9/30/2006         $ 23,049            $ 11,706             $ 14,155
10/31/2006         $ 24,737            $ 12,087             $ 14,986
11/30/2006         $ 27,609            $ 12,317             $ 15,606
12/31/2006         $ 26,355            $ 12,490             $ 15,675
 1/31/2007         $ 26,207            $ 12,679             $ 16,376
 2/28/2007         $ 26,326            $ 12,431             $ 16,708
 3/31/2007         $ 26,212            $ 12,570             $ 16,988

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             PRECIOUS METALS FUND
   DATE         INVESTOR CLASS      S&P 500 INDEX   S&P 500 MATERIALS INDEX+

 3/31/1997         $ 10,000            $ 10,000             $ 10,000
 6/30/1997         $  9,162            $ 11,746             $ 11,223
 9/30/1997         $ 10,419            $ 12,626             $ 11,662
12/31/1997         $  6,990            $ 12,988             $ 10,597
 3/31/1998         $  7,618            $ 14,800             $ 11,700
 6/30/1998         $  6,597            $ 15,289             $ 11,264
 9/30/1998         $  6,859            $ 13,768             $  9,495
12/31/1998         $  5,982            $ 16,700             $  9,751
 3/31/1999         $  5,484            $ 17,532             $  9,825
 6/30/1999         $  6,139            $ 18,768             $ 11,791
 9/30/1999         $  6,990            $ 17,596             $ 10,773
12/31/1999         $  5,982            $ 20,214             $ 11,990
 3/31/2000         $  4,921            $ 20,678             $ 10,463
 6/30/2000         $  5,089            $ 20,128             $  8,851
 9/30/2000         $  4,571            $ 19,933             $  8,113
12/31/2000         $  4,678            $ 18,374             $  9,865
 3/31/2001         $  4,641            $ 16,195             $  9,251
 6/30/2001         $  5,304            $ 17,143             $ 10,190
 9/30/2001         $  5,636            $ 14,627             $  8,945
12/31/2001         $  5,551            $ 16,190             $  9,964
 3/31/2002         $  7,354            $ 16,234             $ 11,007
 6/30/2002         $  7,631            $ 14,059             $ 10,714
 9/30/2002         $  7,325            $ 11,630             $  8,206
12/31/2002         $  8,229            $ 12,612             $  9,196
 3/31/2003         $  7,059            $ 12,215             $  8,475
 6/30/2003         $  8,055            $ 14,095             $  9,576
 9/30/2003         $  9,320            $ 14,468             $ 10,120
12/31/2003         $ 11,711            $ 16,229             $ 12,393
 3/31/2004         $ 11,685            $ 16,504             $ 12,111
 6/30/2004         $  9,230            $ 16,788             $ 12,349
 9/30/2004         $ 10,862            $ 16,475             $ 12,717
12/31/2004         $ 10,058            $ 17,995             $ 13,731
 3/31/2005         $  9,396            $ 17,609             $ 13,905
 6/30/2005         $  9,185            $ 17,850             $ 12,519
 9/30/2005         $ 10,915            $ 18,493             $ 12,686
12/31/2005         $ 12,225            $ 18,879             $ 14,026
 3/31/2006         $ 14,368            $ 19,674             $ 14,981
 6/30/2006         $ 13,989            $ 19,390             $ 14,826
 9/30/2006         $ 12,966            $ 20,489             $ 14,659
12/31/2006         $ 14,861            $ 21,861             $ 16,233
 3/31/2007         $ 14,819            $ 22,001             $ 17,593

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

---------------------------------------------------------------------------------------------------------
                                 INVESTOR CLASS                                      ADVISOR CLASS
                                   (12/01/93)                                         (08/01/03)
---------------------------------------------------------------------------------------------------------
                            ONE      FIVE     TEN                              ONE    FIVE        TEN
                           YEAR      YEAR     YEAR                             YEAR    YEAR***    YEAR***
---------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND        3.14%    15.04%   4.01%                            2.62%   14.49%     3.48%
S&P 500 INDEX              11.83%     6.27%   8.20%                           11.83%    6.27%     8.20%
S&P 500 MATERIALS INDEX    20.53%    12.57%   8.26%                           20.53%   12.57%     8.26%
---------------------------------------------------------------------------------------------------------

                                            A-CLASS                                 C-CLASS
                                          (09/01/04)                              (04/27/01)
---------------------------------------------------------------------------------------------------------
                            ONE      ONE       SINCE       SINCE        ONE     ONE     FIVE      SINCE
                           YEAR     YEAR*    INCEPTION   INCEPTION*    YEAR    YEAR**   YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND        2.89%   -1.99%     16.79%      14.60%      2.11%    1.11%   13.90%    17.66%
S&P 500 INDEX              11.83%   11.83%     12.26%      12.26%     11.83%   11.83%    6.27%     3.93%
S&P 500 MATERIALS INDEX    20.53%   20.53%     17.83%      17.83%     20.53%   20.53%   12.57%    12.08%
---------------------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** REPRESENTS SYNTHETIC RETURNS THAT ARE BASED ON INVESTOR CLASS PERFORMANCE AND ADJUSTED FOR CLASS SPECIFIC FEES, AND ARE AS OF MARCH 31, 1997. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 MATERIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 33

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs").

INCEPTION: February 20, 2004

Since the end of 1999, REITs have easily outperformed the broader stock market. This trend continued this past one-year period as Rydex Real Estate Fund H-Class gained 16.34% for the year.

The broad-market S&P 500 Index rose 11.83%. Growth in the economy, a halt in rate hikes by the Federal Reserve and a high degree of acquisition activity helped this industry. Larger-cap stocks generally outperformed their smaller-cap counterparts in this sector, hurting Fund performance, as Rydex sector funds utilize a modified cap weight strategy, which generally under-weights large-cap issues.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                                REAL ESTATE FUND
REAL ESTATE INVESTMENT TRUSTS                                          94%
REAL ESTATE MANAGEMENT & DEVELOPMENT                                    6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                                  2.8%
General Growth Properties, Inc.                                             2.3%
Vornado Realty Trust                                                        2.3%
ProLogis                                                                    2.2%
Public Storage, Inc.                                                        2.1%
Host Hotels & Resorts, Inc.                                                 2.1%
Boston Properties, Inc.                                                     2.0%
Equity Residential                                                          2.0%
Kimco Realty Corp.                                                          1.9%
SL Green Realty Corp.                                                       1.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              21.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


34 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

REAL ESTATE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    REAL ESTATE FUND                         S&P REIT COMPOSITE
  DATE                  C-CLASS           S&P 500 INDEX            INDEX+

 2/20/2004               $10,000             $10,000               $10,000
 2/21/2004               $10,000             $10,000               $10,000
 2/22/2004               $10,000             $10,000               $10,000
 2/23/2004               $10,000             $ 9,973               $10,007
 2/24/2004               $10,020             $ 9,956               $10,028
 2/25/2004               $10,100             $ 9,998               $10,111
 2/26/2004               $10,076             $10,011               $10,094
 2/27/2004               $10,092             $10,012               $10,113
 2/28/2004               $10,092             $10,012               $10,113
 2/29/2004               $10,092             $10,012               $10,113
  3/1/2004               $10,212             $10,109               $10,233
  3/2/2004               $10,284             $10,049               $10,307
  3/3/2004               $10,336             $10,068               $10,363
  3/4/2004               $10,380             $10,102               $10,410
  3/5/2004               $10,436             $10,120               $10,472
  3/6/2004               $10,436             $10,120               $10,472
  3/7/2004               $10,436             $10,120               $10,472
  3/8/2004               $10,424             $10,036               $10,457
  3/9/2004               $10,420             $ 9,978               $10,459
 3/10/2004               $10,288             $ 9,833               $10,330
 3/11/2004               $10,168             $ 9,686               $10,202
 3/12/2004               $10,288             $ 9,807               $10,327
 3/13/2004               $10,288             $ 9,807               $10,327
 3/14/2004               $10,288             $ 9,807               $10,327
 3/15/2004               $10,208             $ 9,667               $10,243
 3/16/2004               $10,232             $ 9,721               $10,270
 3/17/2004               $10,396             $ 9,836               $10,429
 3/18/2004               $10,448             $ 9,824               $10,476
 3/19/2004               $10,460             $ 9,714               $10,494
 3/20/2004               $10,460             $ 9,714               $10,494
 3/21/2004               $10,460             $ 9,714               $10,494
 3/22/2004               $10,408             $ 9,588               $10,451
 3/23/2004               $10,460             $ 9,576               $10,505
 3/24/2004               $10,368             $ 9,553               $10,413
 3/25/2004               $10,492             $ 9,709               $10,545
 3/26/2004               $10,392             $ 9,699               $10,430
 3/27/2004               $10,392             $ 9,699               $10,430
 3/28/2004               $10,392             $ 9,699               $10,430
 3/29/2004               $10,468             $ 9,827               $10,468
 3/30/2004               $10,564             $ 9,867               $10,559
 3/31/2004               $10,652             $ 9,861               $10,633
  4/1/2004               $10,744             $ 9,913               $10,728
  4/2/2004               $10,640             $ 9,998               $10,606
  4/3/2004               $10,640             $ 9,998               $10,606
  4/4/2004               $10,640             $ 9,998               $10,606
  4/5/2004               $10,244             $10,075               $10,187
  4/6/2004               $ 9,796             $10,057               $ 9,767
  4/7/2004               $ 9,964             $ 9,991               $ 9,927
  4/8/2004               $ 9,768             $ 9,980               $ 9,738
  4/9/2004               $ 9,768             $ 9,980               $ 9,738
 4/10/2004               $ 9,768             $ 9,980               $ 9,738
 4/11/2004               $ 9,768             $ 9,980               $ 9,738
 4/12/2004               $ 9,272             $10,032               $ 9,240
 4/13/2004               $ 9,192             $ 9,894               $ 9,173
 4/14/2004               $ 9,088             $ 9,883               $ 9,077
 4/15/2004               $ 9,284             $ 9,889               $ 9,278
 4/16/2004               $ 9,380             $ 9,940               $ 9,378
 4/17/2004               $ 9,380             $ 9,940               $ 9,378
 4/18/2004               $ 9,380             $ 9,940               $ 9,378
 4/19/2004               $ 9,432             $ 9,950               $ 9,428
 4/20/2004               $ 9,108             $ 9,796               $ 9,085
 4/21/2004               $ 9,140             $ 9,848               $ 9,107
 4/22/2004               $ 9,272             $ 9,988               $ 9,234
 4/23/2004               $ 9,184             $ 9,993               $ 9,147
 4/24/2004               $ 9,184             $ 9,993               $ 9,147
 4/25/2004               $ 9,184             $ 9,993               $ 9,147
 4/26/2004               $ 9,224             $ 9,949               $ 9,202
 4/27/2004               $ 9,300             $ 9,972               $ 9,286
 4/28/2004               $ 9,224             $ 9,836               $ 9,212
 4/29/2004               $ 9,100             $ 9,764               $ 9,070
 4/30/2004               $ 9,048             $ 9,706               $ 9,024
  5/1/2004               $ 9,048             $ 9,706               $ 9,024
  5/2/2004               $ 9,048             $ 9,706               $ 9,024
  5/3/2004               $ 9,184             $ 9,795               $ 9,161
  5/4/2004               $ 9,256             $ 9,814               $ 9,221
  5/5/2004               $ 9,164             $ 9,832               $ 9,119
  5/6/2004               $ 9,156             $ 9,767               $ 9,115
  5/7/2004               $ 8,808             $ 9,633               $ 8,801
  5/8/2004               $ 8,808             $ 9,633               $ 8,801
  5/9/2004               $ 8,808             $ 9,633               $ 8,801
 5/10/2004               $ 8,696             $ 9,532               $ 8,704
 5/11/2004               $ 8,776             $ 9,607               $ 8,777
 5/12/2004               $ 8,788             $ 9,626               $ 8,768
 5/13/2004               $ 8,788             $ 9,620               $ 8,767
 5/14/2004               $ 8,876             $ 9,614               $ 8,865
 5/15/2004               $ 8,876             $ 9,614               $ 8,865
 5/16/2004               $ 8,876             $ 9,614               $ 8,865
 5/17/2004               $ 8,932             $ 9,513               $ 8,928
 5/18/2004               $ 9,096             $ 9,578               $ 9,099
 5/19/2004               $ 8,888             $ 9,555               $ 8,882
 5/20/2004               $ 9,064             $ 9,560               $ 9,072
 5/21/2004               $ 9,064             $ 9,598               $ 9,066
 5/22/2004               $ 9,064             $ 9,598               $ 9,066
 5/23/2004               $ 9,064             $ 9,598               $ 9,066
 5/24/2004               $ 9,156             $ 9,615               $ 9,164
 5/25/2004               $ 9,336             $ 9,770               $ 9,354
 5/26/2004               $ 9,476             $ 9,788               $ 9,491
 5/27/2004               $ 9,516             $ 9,844               $ 9,535
 5/28/2004               $ 9,608             $ 9,839               $ 9,637
 5/29/2004               $ 9,608             $ 9,839               $ 9,637
 5/30/2004               $ 9,608             $ 9,839               $ 9,637
 5/31/2004               $ 9,608             $ 9,839               $ 9,637
  6/1/2004               $ 9,504             $ 9,844               $ 9,528
  6/2/2004               $ 9,632             $ 9,880               $ 9,671
  6/3/2004               $ 9,564             $ 9,807               $ 9,605
  6/4/2004               $ 9,576             $ 9,859               $ 9,620
  6/5/2004               $ 9,576             $ 9,859               $ 9,620
  6/6/2004               $ 9,576             $ 9,859               $ 9,620
  6/7/2004               $ 9,660             $10,017               $ 9,697
  6/8/2004               $ 9,648             $10,033               $ 9,684
  6/9/2004               $ 9,596             $ 9,938               $ 9,639
 6/10/2004               $ 9,568             $ 9,984               $ 9,611
 6/11/2004               $ 9,568             $ 9,984               $ 9,611
 6/12/2004               $ 9,568             $ 9,984               $ 9,611
 6/13/2004               $ 9,568             $ 9,984               $ 9,611
 6/14/2004               $ 9,400             $ 9,888               $ 9,434
 6/15/2004               $ 9,584             $ 9,947               $ 9,618
 6/16/2004               $ 9,628             $ 9,961               $ 9,647
 6/17/2004               $ 9,696             $ 9,948               $ 9,712
 6/18/2004               $ 9,744             $ 9,974               $ 9,760
 6/19/2004               $ 9,744             $ 9,974               $ 9,760
 6/20/2004               $ 9,744             $ 9,974               $ 9,760
 6/21/2004               $ 9,852             $ 9,933               $ 9,867
 6/22/2004               $ 9,832             $ 9,969               $ 9,849
 6/23/2004               $ 9,896             $10,054               $ 9,911
 6/24/2004               $ 9,872             $10,026               $ 9,887
 6/25/2004               $ 9,944             $ 9,971               $ 9,961
 6/26/2004               $ 9,944             $ 9,971               $ 9,961
 6/27/2004               $ 9,944             $ 9,971               $ 9,961
 6/28/2004               $ 9,988             $ 9,964               $ 9,974
 6/29/2004               $ 9,780             $ 9,989               $ 9,741
 6/30/2004               $ 9,904             $10,031               $ 9,869
  7/1/2004               $ 9,912             $ 9,927               $ 9,872
  7/2/2004               $10,112             $ 9,896               $10,074
  7/3/2004               $10,112             $ 9,896               $10,074
  7/4/2004               $10,112             $ 9,896               $10,074
  7/5/2004               $10,112             $ 9,896               $10,074
  7/6/2004               $10,076             $ 9,816               $10,030
  7/7/2004               $10,180             $ 9,837               $10,140
  7/8/2004               $10,012             $ 9,756               $ 9,974
  7/9/2004               $10,020             $ 9,789               $ 9,983
 7/10/2004               $10,020             $ 9,789               $ 9,983
 7/11/2004               $10,020             $ 9,789               $ 9,983
 7/12/2004               $10,108             $ 9,803               $10,074
 7/13/2004               $10,016             $ 9,810               $ 9,975
 7/14/2004               $10,072             $ 9,778               $10,037
 7/15/2004               $10,156             $ 9,736               $10,128
 7/16/2004               $10,128             $ 9,690               $10,105
 7/17/2004               $10,128             $ 9,690               $10,105
 7/18/2004               $10,128             $ 9,690               $10,105
 7/19/2004               $10,200             $ 9,686               $10,183
 7/20/2004               $10,232             $ 9,754               $10,193
 7/21/2004               $10,120             $ 9,625               $10,081
 7/22/2004               $ 9,880             $ 9,651               $ 9,850
 7/23/2004               $ 9,804             $ 9,557               $ 9,768
 7/24/2004               $ 9,804             $ 9,557               $ 9,768
 7/25/2004               $ 9,804             $ 9,557               $ 9,768
 7/26/2004               $ 9,724             $ 9,539               $ 9,684
 7/27/2004               $ 9,748             $ 9,633               $ 9,709
 7/28/2004               $ 9,816             $ 9,640               $ 9,781
 7/29/2004               $ 9,808             $ 9,687               $ 9,770
 7/30/2004               $ 9,888             $ 9,699               $ 9,856
 7/31/2004               $ 9,888             $ 9,699               $ 9,856
  8/1/2004               $ 9,888             $ 9,699               $ 9,856
  8/2/2004               $10,052             $ 9,742               $10,021
  8/3/2004               $10,076             $ 9,681               $10,045
  8/4/2004               $10,164             $ 9,673               $10,140
  8/5/2004               $ 9,988             $ 9,516               $ 9,958
  8/6/2004               $ 9,960             $ 9,369               $ 9,935
  8/7/2004               $ 9,960             $ 9,369               $ 9,935
  8/8/2004               $ 9,960             $ 9,369               $ 9,935
  8/9/2004               $ 9,972             $ 9,380               $ 9,954
 8/10/2004               $10,020             $ 9,502               $ 9,996
 8/11/2004               $10,012             $ 9,479               $ 9,986
 8/12/2004               $ 9,908             $ 9,368               $ 9,878
 8/13/2004               $ 9,908             $ 9,383               $ 9,865
 8/14/2004               $ 9,908             $ 9,383               $ 9,865
 8/15/2004               $ 9,908             $ 9,383               $ 9,865
 8/16/2004               $10,052             $ 9,511               $10,012
 8/17/2004               $10,152             $ 9,533               $10,113
 8/18/2004               $10,292             $ 9,654               $10,242
 8/19/2004               $10,120             $ 9,619               $10,069
 8/20/2004               $10,420             $ 9,682               $10,367
 8/21/2004               $10,420             $ 9,682               $10,367
 8/22/2004               $10,420             $ 9,682               $10,367
 8/23/2004               $10,404             $ 9,659               $10,353
 8/24/2004               $10,544             $ 9,664               $10,500
 8/25/2004               $10,480             $ 9,742               $10,431
 8/26/2004               $10,516             $ 9,743               $10,478
 8/27/2004               $10,536             $ 9,768               $10,486
 8/28/2004               $10,536             $ 9,768               $10,486
 8/29/2004               $10,536             $ 9,768               $10,486
 8/30/2004               $10,580             $ 9,693               $10,540
 8/31/2004               $10,660             $ 9,738               $10,617
  9/1/2004               $10,632             $ 9,756               $10,582
  9/2/2004               $10,688             $ 9,865               $10,641
  9/3/2004               $10,748             $ 9,824               $10,708
  9/4/2004               $10,748             $ 9,824               $10,708
  9/5/2004               $10,748             $ 9,824               $10,708
  9/6/2004               $10,748             $ 9,824               $10,708
  9/7/2004               $10,848             $ 9,892               $10,808
  9/8/2004               $10,828             $ 9,849               $10,787
  9/9/2004               $10,648             $ 9,868               $10,594
 9/10/2004               $10,676             $ 9,917               $10,618
 9/11/2004               $10,676             $ 9,917               $10,618
 9/12/2004               $10,676             $ 9,917               $10,618
 9/13/2004               $10,580             $ 9,937               $10,525
 9/14/2004               $10,428             $ 9,959               $10,376
 9/15/2004               $10,500             $ 9,889               $10,437
 9/16/2004               $10,696             $ 9,917               $10,628
 9/17/2004               $10,652             $ 9,961               $10,593
 9/18/2004               $10,652             $ 9,961               $10,593
 9/19/2004               $10,652             $ 9,961               $10,593
 9/20/2004               $10,532             $ 9,905               $10,482
 9/21/2004               $10,580             $ 9,968               $10,518
 9/22/2004               $10,496             $ 9,829               $10,444
 9/23/2004               $10,456             $ 9,786               $10,393
 9/24/2004               $10,480             $ 9,801               $10,424
 9/25/2004               $10,480             $ 9,801               $10,424
 9/26/2004               $10,480             $ 9,801               $10,424
 9/27/2004               $10,468             $ 9,743               $10,412
 9/28/2004               $10,544             $ 9,802               $10,457
 9/29/2004               $10,568             $ 9,845               $10,460
 9/30/2004               $10,644             $ 9,843               $10,545
 10/1/2004               $10,832             $ 9,993               $10,725
 10/2/2004               $10,832             $ 9,993               $10,725
 10/3/2004               $10,832             $ 9,993               $10,725
 10/4/2004               $10,856             $10,026               $10,759
 10/5/2004               $10,864             $10,020               $10,768
 10/6/2004               $10,932             $10,090               $10,830
 10/7/2004               $10,772             $ 9,990               $10,681
 10/8/2004               $10,848             $ 9,915               $10,770
 10/9/2004               $10,848             $ 9,915               $10,770
10/10/2004               $10,848             $ 9,915               $10,770
10/11/2004               $10,800             $ 9,935               $10,723
10/12/2004               $10,912             $ 9,913               $10,836
10/13/2004               $10,852             $ 9,841               $10,768
10/14/2004               $10,944             $ 9,750               $10,871
10/15/2004               $11,028             $ 9,793               $10,943
10/16/2004               $11,028             $ 9,793               $10,943
10/17/2004               $11,028             $ 9,793               $10,943
10/18/2004               $11,092             $ 9,845               $11,016
10/19/2004               $11,000             $ 9,749               $10,922
10/20/2004               $10,944             $ 9,754               $10,870
10/21/2004               $11,080             $ 9,779               $11,002
10/22/2004               $10,964             $ 9,684               $10,904
10/23/2004               $10,964             $ 9,684               $10,904
10/24/2004               $10,964             $ 9,684               $10,904
10/25/2004               $10,928             $ 9,676               $10,856
10/26/2004               $11,104             $ 9,820               $11,021
10/27/2004               $11,196             $ 9,948               $11,111
10/28/2004               $11,208             $ 9,969               $11,134
10/29/2004               $11,140             $ 9,994               $11,084
10/30/2004               $11,140             $ 9,994               $11,084
10/31/2004               $11,140             $ 9,994               $11,084
 11/1/2004               $11,276             $ 9,996               $11,225
 11/2/2004               $11,164             $ 9,997               $11,112
 11/3/2004               $11,292             $10,111               $11,224
 11/4/2004               $11,464             $10,274               $11,390
 11/5/2004               $11,152             $10,314               $11,067
 11/6/2004               $11,152             $10,314               $11,067
 11/7/2004               $11,152             $10,314               $11,067
 11/8/2004               $11,204             $10,304               $11,133
 11/9/2004               $11,228             $10,301               $11,148
11/10/2004               $11,292             $10,292               $11,197
11/11/2004               $11,408             $10,386               $11,313
11/12/2004               $11,664             $10,482               $11,574
11/13/2004               $11,664             $10,482               $11,574
11/14/2004               $11,664             $10,482               $11,574
11/15/2004               $11,776             $10,480               $11,682
11/16/2004               $11,660             $10,406               $11,574
11/17/2004               $11,432             $10,465               $11,324
11/18/2004               $11,420             $10,480               $11,320
11/19/2004               $11,272             $10,363               $11,171
11/20/2004               $11,272             $10,363               $11,171
11/21/2004               $11,272             $10,363               $11,171
11/22/2004               $11,365             $10,424               $11,251
11/23/2004               $11,493             $10,422               $11,384
11/24/2004               $11,634             $10,465               $11,538
11/25/2004               $11,634             $10,465               $11,538
11/26/2004               $11,586             $10,474               $11,487
11/27/2004               $11,586             $10,474               $11,487
11/28/2004               $11,586             $10,474               $11,487
11/29/2004               $11,558             $10,440               $11,454
11/30/2004               $11,606             $10,398               $11,502
 12/1/2004               $11,827             $10,557               $11,737
 12/2/2004               $11,715             $10,548               $11,614
 12/3/2004               $11,883             $10,555               $11,809
 12/4/2004               $11,883             $10,555               $11,809
 12/5/2004               $11,883             $10,555               $11,809
 12/6/2004               $11,940             $10,547               $11,873
 12/7/2004               $11,743             $10,431               $11,674
 12/8/2004               $11,803             $10,484               $11,730
 12/9/2004               $11,875             $10,542               $11,823
12/10/2004               $11,960             $10,531               $11,910
12/11/2004               $11,960             $10,531               $11,910
12/12/2004               $11,960             $10,531               $11,910
12/13/2004               $11,936             $10,626               $11,867
12/14/2004               $11,924             $10,668               $11,836
12/15/2004               $11,984             $10,690               $11,891
12/16/2004               $11,847             $10,668               $11,755
12/17/2004               $11,960             $10,588               $11,873
12/18/2004               $11,960             $10,588               $11,873
12/19/2004               $11,960             $10,588               $11,873
12/20/2004               $11,944             $10,592               $11,866
12/21/2004               $12,060             $10,688               $11,962
12/22/2004               $12,141             $10,729               $12,033
12/23/2004               $12,040             $10,734               $11,912
12/24/2004               $12,040             $10,734               $11,912
12/25/2004               $12,040             $10,734               $11,912
12/26/2004               $12,040             $10,734               $11,912
12/27/2004               $12,016             $10,687               $11,896
12/28/2004               $12,068             $10,764               $11,933
12/29/2004               $12,113             $10,765               $11,959
12/30/2004               $12,153             $10,766               $11,994
12/31/2004               $12,125             $10,752               $11,958
  1/1/2005               $12,125             $10,752               $11,958
  1/2/2005               $12,125             $10,752               $11,958
  1/3/2005               $11,972             $10,665               $11,810
  1/4/2005               $11,815             $10,541               $11,655
  1/5/2005               $11,381             $10,504               $11,213
  1/6/2005               $11,465             $10,543               $11,300
  1/7/2005               $11,449             $10,528               $11,298
  1/8/2005               $11,449             $10,528               $11,298
  1/9/2005               $11,449             $10,528               $11,298
 1/10/2005               $11,425             $10,564               $11,264
 1/11/2005               $11,296             $10,501               $11,129
 1/12/2005               $11,244             $10,544               $11,066
 1/13/2005               $11,288             $10,453               $11,122
 1/14/2005               $11,385             $10,515               $11,213
 1/15/2005               $11,385             $10,515               $11,213
 1/16/2005               $11,385             $10,515               $11,213
 1/17/2005               $11,385             $10,515               $11,213
 1/18/2005               $11,534             $10,617               $11,361
 1/19/2005               $11,570             $10,517               $11,390
 1/20/2005               $11,485             $10,436               $11,310
 1/21/2005               $11,497             $10,369               $11,322
 1/22/2005               $11,497             $10,369               $11,322
 1/23/2005               $11,497             $10,369               $11,322
 1/24/2005               $11,393             $10,332               $11,223
 1/25/2005               $11,188             $10,374               $10,992
 1/26/2005               $11,212             $10,424               $11,007
 1/27/2005               $11,103             $10,429               $10,877
 1/28/2005               $11,152             $10,402               $10,928
 1/29/2005               $11,152             $10,402               $10,928
 1/30/2005               $11,152             $10,402               $10,928
 1/31/2005               $11,143             $10,490               $10,906
  2/1/2005               $11,224             $10,562               $10,988
  2/2/2005               $11,345             $10,597               $11,117
  2/3/2005               $11,324             $10,571               $11,103
  2/4/2005               $11,509             $10,688               $11,299
  2/5/2005               $11,509             $10,688               $11,299
  2/6/2005               $11,509             $10,688               $11,299
  2/7/2005               $11,457             $10,676               $11,249
  2/8/2005               $11,493             $10,684               $11,292
  2/9/2005               $11,534             $10,595               $11,365
 2/10/2005               $11,582             $10,640               $11,386
 2/11/2005               $11,654             $10,716               $11,465
 2/12/2005               $11,654             $10,716               $11,465
 2/13/2005               $11,654             $10,716               $11,465
 2/14/2005               $11,662             $10,725               $11,468
 2/15/2005               $11,694             $10,761               $11,506
 2/16/2005               $11,759             $10,764               $11,554
 2/17/2005               $11,735             $10,679               $11,537
 2/18/2005               $11,626             $10,687               $11,435
 2/19/2005               $11,626             $10,687               $11,435
 2/20/2005               $11,626             $10,687               $11,435
 2/21/2005               $11,626             $10,687               $11,435
 2/22/2005               $11,324             $10,532               $11,143
 2/23/2005               $11,300             $10,592               $11,109
 2/24/2005               $11,288             $10,679               $11,089
 2/25/2005               $11,493             $10,779               $11,300
 2/26/2005               $11,493             $10,779               $11,300
 2/27/2005               $11,493             $10,779               $11,300
 2/28/2005               $11,389             $10,710               $11,206
  3/1/2005               $11,509             $10,771               $11,316
  3/2/2005               $11,453             $10,772               $11,251
  3/3/2005               $11,513             $10,775               $11,303
  3/4/2005               $11,727             $10,879               $11,531
  3/5/2005               $11,727             $10,879               $11,531
  3/6/2005               $11,727             $10,879               $11,531
  3/7/2005               $11,795             $10,908               $11,610
  3/8/2005               $11,702             $10,857               $11,517
  3/9/2005               $11,365             $10,747               $11,167
 3/10/2005               $11,457             $10,768               $11,283
 3/11/2005               $11,308             $10,689               $11,124
 3/12/2005               $11,308             $10,689               $11,124
 3/13/2005               $11,308             $10,689               $11,124
 3/14/2005               $11,465             $10,749               $11,300
 3/15/2005               $11,429             $10,669               $11,267
 3/16/2005               $11,312             $10,583               $11,132
 3/17/2005               $11,409             $10,602               $11,246
 3/18/2005               $11,316             $10,597               $11,176
 3/19/2005               $11,316             $10,597               $11,176
 3/20/2005               $11,316             $10,597               $11,176
 3/21/2005               $11,252             $10,545               $11,105
 3/22/2005               $11,075             $10,438               $10,909
 3/23/2005               $11,007             $10,446               $10,854
 3/24/2005               $11,059             $10,436               $10,900
 3/25/2005               $11,059             $10,436               $10,900
 3/26/2005               $11,059             $10,436               $10,900
 3/27/2005               $11,059             $10,436               $10,900
 3/28/2005               $10,999             $10,461               $10,842
 3/29/2005               $10,991             $10,384               $10,820
 3/30/2005               $11,139             $10,528               $10,958
 3/31/2005               $11,115             $10,521               $10,936
  4/1/2005               $11,095             $10,453               $10,922
  4/2/2005               $11,095             $10,453               $10,922
  4/3/2005               $11,095             $10,453               $10,922
  4/4/2005               $11,063             $10,482               $10,881
  4/5/2005               $11,055             $10,529               $10,876
  4/6/2005               $11,107             $10,556               $10,934
  4/7/2005               $11,204             $10,619               $11,030
  4/8/2005               $11,115             $10,531               $10,954
  4/9/2005               $11,115             $10,531               $10,954
 4/10/2005               $11,115             $10,531               $10,954
 4/11/2005               $11,135             $10,531               $10,981
 4/12/2005               $11,308             $10,590               $11,146
 4/13/2005               $11,280             $10,466               $11,129
 4/14/2005               $11,192             $10,362               $11,051
 4/15/2005               $11,164             $10,188               $11,035
 4/16/2005               $11,164             $10,188               $11,035
 4/17/2005               $11,164             $10,188               $11,035
 4/18/2005               $11,212             $10,218               $11,074
 4/19/2005               $11,288             $10,279               $11,136
 4/20/2005               $11,216             $10,144               $11,074
 4/21/2005               $11,288             $10,344               $11,138
 4/22/2005               $11,312             $10,275               $11,185
 4/23/2005               $11,312             $10,275               $11,185
 4/24/2005               $11,312             $10,275               $11,185
 4/25/2005               $11,457             $10,364               $11,329
 4/26/2005               $11,437             $10,271               $11,323
 4/27/2005               $11,526             $10,314               $11,416
 4/28/2005               $11,457             $10,200               $11,352
 4/29/2005               $11,606             $10,321               $11,521
 4/30/2005               $11,606             $10,321               $11,521
  5/1/2005               $11,606             $10,321               $11,521
  5/2/2005               $11,578             $10,369               $11,502
  5/3/2005               $11,550             $10,360               $11,474
  5/4/2005               $11,658             $10,491               $11,576
  5/5/2005               $11,743             $10,465               $11,657
  5/6/2005               $11,642             $10,454               $11,543
  5/7/2005               $11,642             $10,454               $11,543
  5/8/2005               $11,642             $10,454               $11,543
  5/9/2005               $11,851             $10,521               $11,763
 5/10/2005               $11,835             $10,408               $11,742
 5/11/2005               $11,851             $10,457               $11,766
 5/12/2005               $11,731             $10,354               $11,648
 5/13/2005               $11,630             $10,307               $11,541
 5/14/2005               $11,630             $10,307               $11,541
 5/15/2005               $11,630             $10,307               $11,541
 5/16/2005               $11,779             $10,412               $11,687
 5/17/2005               $11,847             $10,486               $11,759
 5/18/2005               $11,996             $10,593               $11,886
 5/19/2005               $12,117             $10,643               $12,024
 5/20/2005               $12,153             $10,627               $12,071
 5/21/2005               $12,153             $10,627               $12,071
 5/22/2005               $12,153             $10,627               $12,071
 5/23/2005               $12,169             $10,668               $12,069
 5/24/2005               $12,028             $10,670               $11,918
 5/25/2005               $11,871             $10,634               $11,759
 5/26/2005               $11,839             $10,703               $11,718
 5/27/2005               $11,912             $10,715               $11,788
 5/28/2005               $11,912             $10,715               $11,788
 5/29/2005               $11,912             $10,715               $11,788
 5/30/2005               $11,912             $10,715               $11,788
 5/31/2005               $11,996             $10,650               $11,877
  6/1/2005               $12,145             $10,749               $12,034
  6/2/2005               $12,109             $10,768               $11,991
  6/3/2005               $12,085             $10,694               $11,975
  6/4/2005               $12,085             $10,694               $11,975
  6/5/2005               $12,085             $10,694               $11,975
  6/6/2005               $12,213             $10,708               $12,088
  6/7/2005               $12,314             $10,706               $12,198
  6/8/2005               $12,362             $10,685               $12,253
  6/9/2005               $12,370             $10,741               $12,250
 6/10/2005               $12,366             $10,716               $12,246
 6/11/2005               $12,366             $10,716               $12,246
 6/12/2005               $12,366             $10,716               $12,246
 6/13/2005               $12,430             $10,743               $12,300
 6/14/2005               $12,547             $10,771               $12,418
 6/15/2005               $12,559             $10,795               $12,412
 6/16/2005               $12,575             $10,834               $12,418
 6/17/2005               $12,712             $10,888               $12,565
 6/18/2005               $12,712             $10,888               $12,565
 6/19/2005               $12,712             $10,888               $12,565
 6/20/2005               $12,684             $10,880               $12,539
 6/21/2005               $12,571             $10,858               $12,413
 6/22/2005               $12,567             $10,861               $12,400
 6/23/2005               $12,535             $10,746               $12,381
 6/24/2005               $12,475             $10,664               $12,312
 6/25/2005               $12,475             $10,664               $12,312
 6/26/2005               $12,475             $10,664               $12,312
 6/27/2005               $12,467             $10,656               $12,298
 6/28/2005               $12,559             $10,755               $12,350
 6/29/2005               $12,591             $10,741               $12,369
 6/30/2005               $12,595             $10,665               $12,381
  7/1/2005               $12,696             $10,694               $12,488
  7/2/2005               $12,696             $10,694               $12,488
  7/3/2005               $12,696             $10,694               $12,488
  7/4/2005               $12,696             $10,694               $12,488
  7/5/2005               $12,857             $10,788               $12,635
  7/6/2005               $12,776             $10,701               $12,566
  7/7/2005               $12,828             $10,728               $12,625
  7/8/2005               $13,022             $10,853               $12,823
  7/9/2005               $13,022             $10,853               $12,823
 7/10/2005               $13,022             $10,853               $12,823
 7/11/2005               $13,178             $10,921               $12,983
 7/12/2005               $13,162             $10,947               $12,982
 7/13/2005               $13,066             $10,958               $12,888
 7/14/2005               $12,841             $10,986               $12,668
 7/15/2005               $12,897             $10,999               $12,733
 7/16/2005               $12,897             $10,999               $12,733
 7/17/2005               $12,897             $10,999               $12,733
 7/18/2005               $12,893             $10,938               $12,752
 7/19/2005               $12,997             $11,012               $12,848
 7/20/2005               $13,118             $11,065               $12,964
 7/21/2005               $12,913             $10,992               $12,769
 7/22/2005               $13,026             $11,052               $12,875
 7/23/2005               $13,026             $11,052               $12,875
 7/24/2005               $13,026             $11,052               $12,875
 7/25/2005               $13,046             $11,011               $12,912
 7/26/2005               $13,154             $11,030               $13,043
 7/27/2005               $13,194             $11,081               $13,079
 7/28/2005               $13,347             $11,147               $13,245
 7/29/2005               $13,319             $11,061               $13,229
 7/30/2005               $13,319             $11,061               $13,229
 7/31/2005               $13,319             $11,061               $13,229
  8/1/2005               $13,319             $11,072               $13,228
  8/2/2005               $13,436             $11,151               $13,334
  8/3/2005               $13,400             $11,161               $13,291
  8/4/2005               $13,130             $11,079               $13,027
  8/5/2005               $12,704             $10,995               $12,576
  8/6/2005               $12,704             $10,995               $12,576
  8/7/2005               $12,704             $10,995               $12,576
  8/8/2005               $12,278             $10,966               $12,121
  8/9/2005               $12,374             $11,040               $12,230
 8/10/2005               $12,430             $11,024               $12,289
 8/11/2005               $12,579             $11,104               $12,429
 8/12/2005               $12,579             $11,037               $12,453
 8/13/2005               $12,579             $11,037               $12,453
 8/14/2005               $12,579             $11,037               $12,453
 8/15/2005               $12,696             $11,070               $12,551
 8/16/2005               $12,732             $10,940               $12,609
 8/17/2005               $12,623             $10,951               $12,497
 8/18/2005               $12,535             $10,940               $12,409
 8/19/2005               $12,479             $10,947               $12,359
 8/20/2005               $12,479             $10,947               $12,359
 8/21/2005               $12,479             $10,947               $12,359
 8/22/2005               $12,567             $10,966               $12,436
 8/23/2005               $12,579             $10,928               $12,446
 8/24/2005               $12,627             $10,857               $12,492
 8/25/2005               $12,668             $10,883               $12,546
 8/26/2005               $12,491             $10,817               $12,390
 8/27/2005               $12,491             $10,817               $12,390
 8/28/2005               $12,491             $10,817               $12,390
 8/29/2005               $12,471             $10,883               $12,371
 8/30/2005               $12,499             $10,850               $12,394
 8/31/2005               $12,784             $10,961               $12,672
  9/1/2005               $12,853             $10,972               $12,749
  9/2/2005               $12,796             $10,940               $12,713
  9/3/2005               $12,796             $10,940               $12,713
  9/4/2005               $12,796             $10,940               $12,713
  9/5/2005               $12,796             $10,940               $12,713
  9/6/2005               $13,098             $11,079               $13,008
  9/7/2005               $13,017             $11,107               $12,910
  9/8/2005               $12,977             $11,065               $12,878
  9/9/2005               $13,026             $11,153               $12,933
 9/10/2005               $13,026             $11,153               $12,933
 9/11/2005               $13,026             $11,153               $12,933
 9/12/2005               $12,997             $11,146               $12,895
 9/13/2005               $12,909             $11,064               $12,805
 9/14/2005               $12,869             $11,028               $12,800
 9/15/2005               $12,905             $11,034               $12,836
 9/16/2005               $12,877             $11,126               $12,833
 9/17/2005               $12,877             $11,126               $12,833
 9/18/2005               $12,877             $11,126               $12,833
 9/19/2005               $12,760             $11,064               $12,715
 9/20/2005               $12,680             $10,977               $12,631
 9/21/2005               $12,430             $10,877               $12,369
 9/22/2005               $12,471             $10,919               $12,415
 9/23/2005               $12,479             $10,925               $12,439
 9/24/2005               $12,479             $10,925               $12,439
 9/25/2005               $12,479             $10,925               $12,439
 9/26/2005               $12,539             $10,928               $12,487
 9/27/2005               $12,499             $10,929               $12,452
 9/28/2005               $12,422             $10,942               $12,332
 9/29/2005               $12,627             $11,039               $12,524
 9/30/2005               $12,772             $11,049               $12,676
 10/1/2005               $12,772             $11,049               $12,676
 10/2/2005               $12,772             $11,049               $12,676
 10/3/2005               $12,812             $11,030               $12,712
 10/4/2005               $12,579             $10,922               $12,483
 10/5/2005               $12,350             $10,763               $12,245
 10/6/2005               $12,322             $10,719               $12,207
 10/7/2005               $12,241             $10,759               $12,114
 10/8/2005               $12,241             $10,759               $12,114
 10/9/2005               $12,241             $10,759               $12,114
10/10/2005               $12,085             $10,682               $11,952
10/11/2005               $12,000             $10,660               $11,872
10/12/2005               $11,803             $10,597               $11,673
10/13/2005               $11,803             $10,589               $11,660
10/14/2005               $12,072             $10,677               $11,931
10/15/2005               $12,072             $10,677               $11,931
10/16/2005               $12,072             $10,677               $11,931
10/17/2005               $12,109             $10,709               $11,982
10/18/2005               $11,980             $10,601               $11,862
10/19/2005               $12,173             $10,761               $12,026
10/20/2005               $11,992             $10,599               $11,848
10/21/2005               $12,137             $10,615               $11,984
10/22/2005               $12,137             $10,615               $11,984
10/23/2005               $12,137             $10,615               $11,984
10/24/2005               $12,374             $10,794               $12,219
10/25/2005               $12,294             $10,768               $12,156
10/26/2005               $12,197             $10,722               $12,061
10/27/2005               $12,048             $10,611               $11,923
10/28/2005               $12,354             $10,788               $12,267
10/29/2005               $12,354             $10,788               $12,267
10/30/2005               $12,354             $10,788               $12,267
10/31/2005               $12,446             $10,865               $12,359
 11/1/2005               $12,209             $10,827               $12,094
 11/2/2005               $12,358             $10,936               $12,194
 11/3/2005               $12,302             $10,987               $12,122
 11/4/2005               $12,257             $10,989               $12,086
 11/5/2005               $12,257             $10,989               $12,086
 11/6/2005               $12,257             $10,989               $12,086
 11/7/2005               $12,326             $11,013               $12,153
 11/8/2005               $12,253             $10,980               $12,098
 11/9/2005               $12,378             $10,999               $12,230
11/10/2005               $12,599             $11,094               $12,477
11/11/2005               $12,684             $11,128               $12,571
11/12/2005               $12,684             $11,128               $12,571
11/13/2005               $12,684             $11,128               $12,571
11/14/2005               $12,607             $11,120               $12,506
11/15/2005               $12,559             $11,079               $12,487
11/16/2005               $12,503             $11,101               $12,432
11/17/2005               $12,696             $11,206               $12,612
11/18/2005               $12,768             $11,256               $12,681
11/19/2005               $12,768             $11,256               $12,681
11/20/2005               $12,768             $11,256               $12,681
11/21/2005               $12,849             $11,316               $12,746
11/22/2005               $12,981             $11,374               $12,881
11/23/2005               $13,058             $11,414               $12,948
11/24/2005               $13,058             $11,414               $12,948
11/25/2005               $13,074             $11,438               $12,973
11/26/2005               $13,074             $11,438               $12,973
11/27/2005               $13,074             $11,438               $12,973
11/28/2005               $12,925             $11,342               $12,836
11/29/2005               $12,969             $11,344               $12,882
11/30/2005               $12,909             $11,276               $12,814
 12/1/2005               $13,058             $11,413               $12,966
 12/2/2005               $13,030             $11,417               $12,938
 12/3/2005               $13,030             $11,417               $12,938
 12/4/2005               $13,030             $11,417               $12,938
 12/5/2005               $12,917             $11,390               $12,837
 12/6/2005               $12,873             $11,405               $12,792
 12/7/2005               $12,804             $11,350               $12,727
 12/8/2005               $12,897             $11,337               $12,817
 12/9/2005               $12,941             $11,369               $12,866
12/10/2005               $12,941             $11,369               $12,866
12/11/2005               $12,941             $11,369               $12,866
12/12/2005               $12,905             $11,379               $12,841
12/13/2005               $12,981             $11,443               $12,912
12/14/2005               $13,030             $11,492               $12,937
12/15/2005               $12,933             $11,477               $12,829
12/16/2005               $12,965             $11,444               $12,861
12/17/2005               $12,965             $11,444               $12,861
12/18/2005               $12,965             $11,444               $12,861
12/19/2005               $12,816             $11,377               $12,713
12/20/2005               $12,812             $11,375               $12,694
12/21/2005               $12,889             $11,404               $12,783
12/22/2005               $12,963             $11,455               $12,846
12/23/2005               $13,004             $11,461               $12,890
12/24/2005               $13,004             $11,461               $12,890
12/25/2005               $13,004             $11,461               $12,890
12/26/2005               $13,004             $11,461               $12,890
12/27/2005               $12,947             $11,352               $12,854
12/28/2005               $12,943             $11,368               $12,812
12/29/2005               $12,866             $11,335               $12,723
12/30/2005               $12,818             $11,280               $12,667
12/31/2005               $12,818             $11,280               $12,667
  1/1/2006               $12,818             $11,280               $12,667
  1/2/2006               $12,818             $11,280               $12,667
  1/3/2006               $13,085             $11,465               $12,945
  1/4/2006               $13,129             $11,510               $13,003
  1/5/2006               $13,263             $11,510               $13,134
  1/6/2006               $13,368             $11,621               $13,265
  1/7/2006               $13,368             $11,621               $13,265
  1/8/2006               $13,368             $11,621               $13,265
  1/9/2006               $13,469             $11,663               $13,366
 1/10/2006               $13,587             $11,660               $13,488
 1/11/2006               $13,574             $11,702               $13,464
 1/12/2006               $13,534             $11,629               $13,424
 1/13/2006               $13,364             $11,643               $13,237
 1/14/2006               $13,364             $11,643               $13,237
 1/15/2006               $13,364             $11,643               $13,237
 1/16/2006               $13,364             $11,643               $13,237
 1/17/2006               $13,328             $11,600               $13,215
 1/18/2006               $13,315             $11,556               $13,193
 1/19/2006               $13,489             $11,621               $13,374
 1/20/2006               $13,324             $11,408               $13,208
 1/21/2006               $13,324             $11,408               $13,208
 1/22/2006               $13,324             $11,408               $13,208
 1/23/2006               $13,404             $11,429               $13,305
 1/24/2006               $13,493             $11,457               $13,400
 1/25/2006               $13,485             $11,437               $13,392
 1/26/2006               $13,542             $11,520               $13,444
 1/27/2006               $13,676             $11,611               $13,614
 1/28/2006               $13,676             $11,611               $13,614
 1/29/2006               $13,676             $11,611               $13,614
 1/30/2006               $13,627             $11,625               $13,554
 1/31/2006               $13,671             $11,579               $13,602
  2/1/2006               $13,712             $11,601               $13,654
  2/2/2006               $13,655             $11,499               $13,559
  2/3/2006               $13,514             $11,439               $13,400
  2/4/2006               $13,514             $11,439               $13,400
  2/5/2006               $13,514             $11,439               $13,400
  2/6/2006               $13,578             $11,448               $13,467
  2/7/2006               $13,465             $11,355               $13,355
  2/8/2006               $13,421             $11,459               $13,310
  2/9/2006               $13,469             $11,442               $13,357
 2/10/2006               $13,465             $11,471               $13,367
 2/11/2006               $13,465             $11,471               $13,367
 2/12/2006               $13,465             $11,471               $13,367
 2/13/2006               $13,473             $11,436               $13,385
 2/14/2006               $13,558             $11,552               $13,469
 2/15/2006               $13,676             $11,595               $13,575
 2/16/2006               $13,773             $11,681               $13,678
 2/17/2006               $13,849             $11,662               $13,779
 2/18/2006               $13,849             $11,662               $13,779
 2/19/2006               $13,849             $11,662               $13,779
 2/20/2006               $13,849             $11,662               $13,779
 2/21/2006               $13,878             $11,624               $13,823
 2/22/2006               $14,032             $11,712               $13,981
 2/23/2006               $13,995             $11,671               $13,956
 2/24/2006               $13,926             $11,687               $13,885
 2/25/2006               $13,926             $11,687               $13,885
 2/26/2006               $13,926             $11,687               $13,885
 2/27/2006               $13,934             $11,732               $13,895
 2/28/2006               $13,866             $11,610               $13,842
  3/1/2006               $13,955             $11,709               $13,920
  3/2/2006               $13,914             $11,690               $13,877
  3/3/2006               $13,849             $11,673               $13,807
  3/4/2006               $13,849             $11,673               $13,807
  3/5/2006               $13,849             $11,673               $13,807
  3/6/2006               $14,076             $11,592               $14,069
  3/7/2006               $13,910             $11,571               $13,897
  3/8/2006               $13,971             $11,598               $13,950
  3/9/2006               $14,100             $11,542               $14,087
 3/10/2006               $14,238             $11,626               $14,215
 3/11/2006               $14,238             $11,626               $14,215
 3/12/2006               $14,238             $11,626               $14,215
 3/13/2006               $14,165             $11,653               $14,134
 3/14/2006               $14,262             $11,774               $14,226
 3/15/2006               $14,485             $11,825               $14,471
 3/16/2006               $14,622             $11,847               $14,610
 3/17/2006               $14,732             $11,864               $14,741
 3/18/2006               $14,732             $11,864               $14,741
 3/19/2006               $14,732             $11,864               $14,741
 3/20/2006               $14,533             $11,844               $14,507
 3/21/2006               $14,347             $11,773               $14,322
 3/22/2006               $14,404             $11,844               $14,375
 3/23/2006               $14,448             $11,814               $14,403
 3/24/2006               $14,400             $11,825               $14,346
 3/25/2006               $14,400             $11,825               $14,346
 3/26/2006               $14,400             $11,825               $14,346
 3/27/2006               $14,291             $11,813               $14,212
 3/28/2006               $14,424             $11,737               $14,366
 3/29/2006               $14,699             $11,827               $14,640
 3/30/2006               $14,501             $11,804               $14,409
 3/31/2006               $14,537             $11,755               $14,438
  4/1/2006               $14,537             $11,755               $14,438
  4/2/2006               $14,537             $11,755               $14,438
  4/3/2006               $14,254             $11,782               $14,155
  4/4/2006               $14,177             $11,857               $14,058
  4/5/2006               $14,278             $11,909               $14,171
  4/6/2006               $14,201             $11,889               $14,094
  4/7/2006               $14,003             $11,766               $13,879
  4/8/2006               $14,003             $11,766               $13,879
  4/9/2006               $14,003             $11,766               $13,879
 4/10/2006               $13,878             $11,776               $13,722
 4/11/2006               $13,813             $11,687               $13,661
 4/12/2006               $13,825             $11,701               $13,668
 4/13/2006               $13,663             $11,711               $13,491
 4/14/2006               $13,663             $11,711               $13,491
 4/15/2006               $13,663             $11,711               $13,491
 4/16/2006               $13,663             $11,711               $13,491
 4/17/2006               $13,607             $11,676               $13,446
 4/18/2006               $13,939             $11,879               $13,784
 4/19/2006               $14,112             $11,901               $13,964
 4/20/2006               $14,112             $11,915               $13,964
 4/21/2006               $14,117             $11,914               $13,982
 4/22/2006               $14,117             $11,914               $13,982
 4/23/2006               $14,117             $11,914               $13,982
 4/24/2006               $14,019             $11,885               $13,897
 4/25/2006               $13,934             $11,827               $13,831
 4/26/2006               $13,882             $11,862               $13,746
 4/27/2006               $13,999             $11,904               $13,839
 4/28/2006               $14,023             $11,912               $13,865
 4/29/2006               $14,023             $11,912               $13,865
 4/30/2006               $14,023             $11,912               $13,865
  5/1/2006               $13,849             $11,863               $13,683
  5/2/2006               $13,740             $11,936               $13,563
  5/3/2006               $13,760             $11,890               $13,578
  5/4/2006               $13,914             $11,930               $13,765
  5/5/2006               $14,076             $12,053               $13,943
  5/6/2006               $14,076             $12,053               $13,943
  5/7/2006               $14,076             $12,053               $13,943
  5/8/2006               $14,149             $12,044               $14,017
  5/9/2006               $14,141             $12,049               $14,004
 5/10/2006               $14,121             $12,033               $14,005
 5/11/2006               $13,813             $11,881               $13,688
 5/12/2006               $13,615             $11,748               $13,491
 5/13/2006               $13,615             $11,748               $13,491
 5/14/2006               $13,615             $11,748               $13,491
 5/15/2006               $13,760             $11,779               $13,679
 5/16/2006               $13,716             $11,757               $13,612
 5/17/2006               $13,473             $11,562               $13,359
 5/18/2006               $13,408             $11,485               $13,276
 5/19/2006               $13,408             $11,533               $13,280
 5/20/2006               $13,408             $11,533               $13,280
 5/21/2006               $13,408             $11,533               $13,280
 5/22/2006               $13,328             $11,488               $13,205
 5/23/2006               $13,210             $11,438               $13,097
 5/24/2006               $13,214             $11,456               $13,136
 5/25/2006               $13,510             $11,588               $13,436
 5/26/2006               $13,619             $11,656               $13,554
 5/27/2006               $13,619             $11,656               $13,554
 5/28/2006               $13,619             $11,656               $13,554
 5/29/2006               $13,619             $11,656               $13,554
 5/30/2006               $13,481             $11,472               $13,433
 5/31/2006               $13,510             $11,570               $13,434
  6/1/2006               $13,744             $11,712               $13,693
  6/2/2006               $13,886             $11,735               $13,836
  6/3/2006               $13,886             $11,735               $13,836
  6/4/2006               $13,886             $11,735               $13,836
  6/5/2006               $13,898             $11,527               $13,888
  6/6/2006               $13,765             $11,514               $13,773
  6/7/2006               $13,797             $11,446               $13,821
  6/8/2006               $13,765             $11,463               $13,781
  6/9/2006               $13,849             $11,412               $13,876
 6/10/2006               $13,849             $11,412               $13,876
 6/11/2006               $13,849             $11,412               $13,876
 6/12/2006               $13,635             $11,267               $13,688
 6/13/2006               $13,493             $11,154               $13,561
 6/14/2006               $13,437             $11,213               $13,483
 6/15/2006               $13,688             $11,451               $13,696
 6/16/2006               $13,659             $11,409               $13,686
 6/17/2006               $13,659             $11,409               $13,686
 6/18/2006               $13,659             $11,409               $13,686
 6/19/2006               $13,550             $11,305               $13,592
 6/20/2006               $13,473             $11,305               $13,511
 6/21/2006               $13,619             $11,415               $13,659
 6/22/2006               $13,526             $11,358               $13,554
 6/23/2006               $13,477             $11,348               $13,473
 6/24/2006               $13,477             $11,348               $13,473
 6/25/2006               $13,477             $11,348               $13,473
 6/26/2006               $13,635             $11,403               $13,611
 6/27/2006               $13,574             $11,300               $13,561
 6/28/2006               $13,663             $11,364               $13,621
 6/29/2006               $13,967             $11,609               $13,898
 6/30/2006               $14,092             $11,585               $14,030
  7/1/2006               $14,092             $11,585               $14,030
  7/2/2006               $14,092             $11,585               $14,030
  7/3/2006               $14,270             $11,678               $14,213
  7/4/2006               $14,270             $11,678               $14,213
  7/5/2006               $14,246             $11,594               $14,199
  7/6/2006               $14,282             $11,626               $14,234
  7/7/2006               $14,210             $11,548               $14,167
  7/8/2006               $14,210             $11,548               $14,167
  7/9/2006               $14,210             $11,548               $14,167
 7/10/2006               $14,351             $11,565               $14,322
 7/11/2006               $14,355             $11,613               $14,335
 7/12/2006               $14,363             $11,487               $14,371
 7/13/2006               $14,161             $11,338               $14,169
 7/14/2006               $13,999             $11,283               $13,988
 7/15/2006               $13,999             $11,283               $13,988
 7/16/2006               $13,999             $11,283               $13,988
 7/17/2006               $13,991             $11,267               $13,974
 7/18/2006               $14,149             $11,289               $14,127
 7/19/2006               $14,436             $11,500               $14,414
 7/20/2006               $14,258             $11,402               $14,268
 7/21/2006               $13,995             $11,322               $14,011
 7/22/2006               $13,995             $11,322               $14,011
 7/23/2006               $13,995             $11,322               $14,011
 7/24/2006               $14,246             $11,510               $14,242
 7/25/2006               $14,327             $11,583               $14,322
 7/26/2006               $14,380             $11,579               $14,386
 7/27/2006               $14,282             $11,533               $14,347
 7/28/2006               $14,489             $11,674               $14,563
 7/29/2006               $14,489             $11,674               $14,563
 7/30/2006               $14,489             $11,674               $14,563
 7/31/2006               $14,408             $11,657               $14,486
  8/1/2006               $14,363             $11,604               $14,421
  8/2/2006               $14,380             $11,676               $14,397
  8/3/2006               $14,549             $11,695               $14,532
  8/4/2006               $14,760             $11,687               $14,768
  8/5/2006               $14,760             $11,687               $14,768
  8/6/2006               $14,760             $11,687               $14,768
  8/7/2006               $14,630             $11,655               $14,612
  8/8/2006               $14,404             $11,616               $14,387
  8/9/2006               $14,295             $11,569               $14,327
 8/10/2006               $14,299             $11,625               $14,334
 8/11/2006               $14,181             $11,580               $14,226
 8/12/2006               $14,181             $11,580               $14,226
 8/13/2006               $14,181             $11,580               $14,226
 8/14/2006               $14,311             $11,594               $14,360
 8/15/2006               $14,473             $11,754               $14,507
 8/16/2006               $14,513             $11,847               $14,521
 8/17/2006               $14,533             $11,866               $14,529
 8/18/2006               $14,566             $11,910               $14,571
 8/19/2006               $14,566             $11,910               $14,571
 8/20/2006               $14,566             $11,910               $14,571
 8/21/2006               $14,610             $11,867               $14,643
 8/22/2006               $14,727             $11,878               $14,766
 8/23/2006               $14,582             $11,826               $14,632
 8/24/2006               $14,647             $11,854               $14,711
 8/25/2006               $14,622             $11,847               $14,689
 8/26/2006               $14,622             $11,847               $14,689
 8/27/2006               $14,622             $11,847               $14,689
 8/28/2006               $14,792             $11,908               $14,842
 8/29/2006               $14,821             $11,933               $14,845
 8/30/2006               $14,946             $11,938               $14,958
 8/31/2006               $14,954             $11,934               $14,947
  9/1/2006               $14,861             $12,000               $14,861
  9/2/2006               $14,861             $12,000               $14,861
  9/3/2006               $14,861             $12,000               $14,861
  9/4/2006               $14,861             $12,000               $14,861
  9/5/2006               $14,999             $12,021               $15,005
  9/6/2006               $14,910             $11,904               $14,944
  9/7/2006               $14,792             $11,848               $14,818
  9/8/2006               $14,914             $11,892               $14,944
  9/9/2006               $14,914             $11,892               $14,944
 9/10/2006               $14,914             $11,892               $14,944
 9/11/2006               $14,962             $11,899               $15,007
 9/12/2006               $15,152             $12,023               $15,174
 9/13/2006               $15,229             $12,072               $15,264
 9/14/2006               $15,156             $12,056               $15,187
 9/15/2006               $15,266             $12,089               $15,286
 9/16/2006               $15,266             $12,089               $15,286
 9/17/2006               $15,266             $12,089               $15,286
 9/18/2006               $15,148             $12,101               $15,176
 9/19/2006               $15,258             $12,075               $15,290
 9/20/2006               $15,237             $12,138               $15,242
 9/21/2006               $15,088             $12,075               $15,081
 9/22/2006               $15,132             $12,046               $15,156
 9/23/2006               $15,132             $12,046               $15,156
 9/24/2006               $15,132             $12,046               $15,156
 9/25/2006               $15,132             $12,152               $15,133
 9/26/2006               $15,120             $12,243               $15,106
 9/27/2006               $15,266             $12,248               $15,245
 9/28/2006               $15,217             $12,272               $15,175
 9/29/2006               $15,189             $12,242               $15,164
 9/30/2006               $15,189             $12,242               $15,164
 10/1/2006               $15,189             $12,242               $15,164
 10/2/2006               $15,164             $12,200               $15,143
 10/3/2006               $15,274             $12,226               $15,295
 10/4/2006               $15,444             $12,376               $15,473
 10/5/2006               $15,565             $12,407               $15,593
 10/6/2006               $15,444             $12,374               $15,454
 10/7/2006               $15,444             $12,374               $15,454
 10/8/2006               $15,444             $12,374               $15,454
 10/9/2006               $15,561             $12,384               $15,582
10/10/2006               $15,541             $12,410               $15,568
10/11/2006               $15,484             $12,379               $15,509
10/12/2006               $15,650             $12,497               $15,629
10/13/2006               $15,788             $12,523               $15,787
10/14/2006               $15,788             $12,523               $15,787
10/15/2006               $15,788             $12,523               $15,787
10/16/2006               $15,860             $12,555               $15,855
10/17/2006               $15,804             $12,509               $15,798
10/18/2006               $15,877             $12,527               $15,879
10/19/2006               $15,848             $12,537               $15,835
10/20/2006               $15,820             $12,552               $15,824
10/21/2006               $15,820             $12,552               $15,824
10/22/2006               $15,820             $12,552               $15,824
10/23/2006               $15,881             $12,630               $15,908
10/24/2006               $15,824             $12,633               $15,840
10/25/2006               $15,909             $12,677               $15,920
10/26/2006               $16,087             $12,740               $16,072
10/27/2006               $15,953             $12,634               $15,956
10/28/2006               $15,953             $12,634               $15,956
10/29/2006               $15,953             $12,634               $15,956
10/30/2006               $16,075             $12,640               $16,070
10/31/2006               $16,091             $12,640               $16,097
 11/1/2006               $15,901             $12,549               $15,952
 11/2/2006               $15,642             $12,548               $15,657
 11/3/2006               $15,488             $12,521               $15,466
 11/4/2006               $15,488             $12,521               $15,466
 11/5/2006               $15,488             $12,521               $15,466
 11/6/2006               $15,630             $12,664               $15,596
 11/7/2006               $15,496             $12,692               $15,437
 11/8/2006               $15,545             $12,722               $15,477
 11/9/2006               $15,549             $12,656               $15,502
11/10/2006               $15,618             $12,680               $15,582
11/11/2006               $15,618             $12,680               $15,582
11/12/2006               $15,618             $12,680               $15,582
11/13/2006               $15,646             $12,715               $15,593
11/14/2006               $15,864             $12,798               $15,807
11/15/2006               $15,877             $12,831               $15,796
11/16/2006               $15,982             $12,861               $15,912
11/17/2006               $15,937             $12,874               $15,858
11/18/2006               $15,937             $12,874               $15,858
11/19/2006               $15,937             $12,874               $15,858
11/20/2006               $16,338             $12,868               $16,376
11/21/2006               $16,597             $12,890               $16,652
11/22/2006               $16,625             $12,921               $16,702
11/23/2006               $16,625             $12,921               $16,702
11/24/2006               $16,714             $12,875               $16,807
11/25/2006               $16,714             $12,875               $16,807
11/26/2006               $16,714             $12,875               $16,807
11/27/2006               $16,305             $12,700               $16,380
11/28/2006               $16,326             $12,747               $16,401
11/29/2006               $16,568             $12,870               $16,647
11/30/2006               $16,710             $12,881               $16,815
 12/1/2006               $16,678             $12,845               $16,776
 12/2/2006               $16,678             $12,845               $16,776
 12/3/2006               $16,678             $12,845               $16,776
 12/4/2006               $16,888             $12,959               $16,989
 12/5/2006               $16,779             $13,011               $16,856
 12/6/2006               $16,693             $12,998               $16,755
 12/7/2006               $16,607             $12,946               $16,678
 12/8/2006               $16,611             $12,970               $16,697
 12/9/2006               $16,611             $12,970               $16,697
12/10/2006               $16,611             $12,970               $16,697
12/11/2006               $16,656             $13,000               $16,753
12/12/2006               $16,599             $12,987               $16,682
12/13/2006               $16,518             $13,004               $16,586
12/14/2006               $16,534             $13,118               $16,597
12/15/2006               $16,453             $13,133               $16,505
12/16/2006               $16,453             $13,133               $16,505
12/17/2006               $16,453             $13,133               $16,505
12/18/2006               $16,375             $13,090               $16,391
12/19/2006               $16,241             $13,119               $16,241
12/20/2006               $16,379             $13,101               $16,386
12/21/2006               $16,253             $13,056               $16,227
12/22/2006               $16,135             $12,988               $16,101
12/23/2006               $16,135             $12,988               $16,101
12/24/2006               $16,135             $12,988               $16,101
12/25/2006               $16,135             $12,988               $16,101
12/26/2006               $16,265             $13,045               $16,231
12/27/2006               $16,432             $13,139               $16,374
12/28/2006               $16,469             $13,121               $16,413
12/29/2006               $16,493             $13,062               $16,460
12/30/2006               $16,493             $13,062               $16,460
12/31/2006               $16,493             $13,062               $16,460
  1/1/2007               $16,493             $13,062               $16,460
  1/2/2007               $16,493             $13,062               $16,460
  1/3/2007               $16,497             $13,048               $16,466
  1/4/2007               $16,510             $13,064               $16,474
  1/5/2007               $16,249             $12,985               $16,213
  1/6/2007               $16,249             $12,985               $16,213
  1/7/2007               $16,249             $12,985               $16,213
  1/8/2007               $16,233             $13,018               $16,214
  1/9/2007               $16,396             $13,011               $16,410
 1/10/2007               $16,579             $13,038               $16,629
 1/11/2007               $16,783             $13,121               $16,842
 1/12/2007               $16,840             $13,184               $16,899
 1/13/2007               $16,840             $13,184               $16,899
 1/14/2007               $16,840             $13,184               $16,899
 1/15/2007               $16,840             $13,184               $16,899
 1/16/2007               $17,027             $13,195               $17,134
 1/17/2007               $17,031             $13,184               $17,131
 1/18/2007               $16,974             $13,146               $17,085
 1/19/2007               $17,153             $13,184               $17,275
 1/20/2007               $17,153             $13,184               $17,275
 1/21/2007               $17,153             $13,184               $17,275
 1/22/2007               $17,039             $13,115               $17,143
 1/23/2007               $17,100             $13,161               $17,218
 1/24/2007               $17,308             $13,273               $17,457
 1/25/2007               $17,365             $13,124               $17,568
 1/26/2007               $17,430             $13,108               $17,630
 1/27/2007               $17,430             $13,108               $17,630
 1/28/2007               $17,430             $13,108               $17,630
 1/29/2007               $17,487             $13,095               $17,661
 1/30/2007               $17,553             $13,171               $17,748
 1/31/2007               $17,655             $13,259               $17,859
  2/1/2007               $17,748             $13,333               $17,930
  2/2/2007               $17,813             $13,356               $17,987
  2/3/2007               $17,813             $13,356               $17,987
  2/4/2007               $17,813             $13,356               $17,987
  2/5/2007               $17,838             $13,344               $18,018
  2/6/2007               $18,042             $13,354               $18,260
  2/7/2007               $18,339             $13,378               $18,623
  2/8/2007               $18,205             $13,362               $18,511
  2/9/2007               $17,985             $13,268               $18,283
 2/10/2007               $17,985             $13,268               $18,283
 2/11/2007               $17,985             $13,268               $18,283
 2/12/2007               $17,699             $13,226               $17,938
 2/13/2007               $17,976             $13,328               $18,257
 2/14/2007               $17,879             $13,434               $18,139
 2/15/2007               $17,997             $13,449               $18,275
 2/16/2007               $17,936             $13,438               $18,208
 2/17/2007               $17,936             $13,438               $18,208
 2/18/2007               $17,936             $13,438               $18,208
 2/19/2007               $17,936             $13,438               $18,208
 2/20/2007               $18,070             $13,476               $18,359
 2/21/2007               $18,009             $13,458               $18,298
 2/22/2007               $17,919             $13,449               $18,196
 2/23/2007               $17,671             $13,403               $17,902
 2/24/2007               $17,671             $13,403               $17,902
 2/25/2007               $17,671             $13,403               $17,902
 2/26/2007               $17,577             $13,388               $17,800
 2/27/2007               $17,035             $12,924               $17,216
 2/28/2007               $17,186             $13,000               $17,388
  3/1/2007               $17,068             $12,966               $17,232
  3/2/2007               $16,762             $12,818               $16,903
  3/3/2007               $16,762             $12,818               $16,903
  3/4/2007               $16,762             $12,818               $16,903
  3/5/2007               $16,139             $12,698               $16,269
  3/6/2007               $16,652             $12,896               $16,837
  3/7/2007               $16,444             $12,867               $16,600
  3/8/2007               $16,664             $12,960               $16,869
  3/9/2007               $16,852             $12,969               $17,087
 3/10/2007               $16,852             $12,969               $17,087
 3/11/2007               $16,852             $12,969               $17,087
 3/12/2007               $16,913             $13,004               $17,184
 3/13/2007               $16,514             $12,743               $16,752
 3/14/2007               $16,599             $12,829               $16,826
 3/15/2007               $16,774             $12,877               $17,004
 3/16/2007               $16,636             $12,827               $16,847
 3/17/2007               $16,636             $12,827               $16,847
 3/18/2007               $16,636             $12,827               $16,847
 3/19/2007               $16,807             $12,967               $17,027
 3/20/2007               $16,852             $13,049               $17,052
 3/21/2007               $17,088             $13,273               $17,290
 3/22/2007               $17,068             $13,268               $17,273
 3/23/2007               $17,072             $13,283               $17,287
 3/24/2007               $17,072             $13,283               $17,287
 3/25/2007               $17,072             $13,283               $17,287
 3/26/2007               $16,864             $13,295               $17,044
 3/27/2007               $16,660             $13,213               $16,824
 3/28/2007               $16,579             $13,111               $16,701
 3/29/2007               $16,616             $13,160               $16,720
 3/30/2007               $16,795             $13,145               $16,937
 3/31/2007               $16,795             $13,145               $16,937

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    REAL ESTATE FUND                         S&P REIT COMPOSITE
  DATE                  H-CLASS           S&P 500 INDEX            INDEX+

 2/20/2004               $10,000             $10,000               $10,000
 2/21/2004               $10,000             $10,000               $10,000
 2/22/2004               $10,000             $10,000               $10,000
 2/23/2004               $10,000             $ 9,973               $10,007
 2/24/2004               $10,020             $ 9,956               $10,028
 2/25/2004               $10,100             $ 9,998               $10,111
 2/26/2004               $10,076             $10,011               $10,094
 2/27/2004               $10,092             $10,012               $10,113
 2/28/2004               $10,092             $10,012               $10,113
 2/29/2004               $10,092             $10,012               $10,113
  3/1/2004               $10,212             $10,109               $10,233
  3/2/2004               $10,288             $10,049               $10,307
  3/3/2004               $10,336             $10,068               $10,363
  3/4/2004               $10,380             $10,102               $10,410
  3/5/2004               $10,436             $10,120               $10,472
  3/6/2004               $10,436             $10,120               $10,472
  3/7/2004               $10,436             $10,120               $10,472
  3/8/2004               $10,424             $10,036               $10,457
  3/9/2004               $10,420             $ 9,978               $10,459
 3/10/2004               $10,292             $ 9,833               $10,330
 3/11/2004               $10,168             $ 9,686               $10,202
 3/12/2004               $10,292             $ 9,807               $10,327
 3/13/2004               $10,292             $ 9,807               $10,327
 3/14/2004               $10,292             $ 9,807               $10,327
 3/15/2004               $10,212             $ 9,667               $10,243
 3/16/2004               $10,236             $ 9,721               $10,270
 3/17/2004               $10,400             $ 9,836               $10,429
 3/18/2004               $10,452             $ 9,824               $10,476
 3/19/2004               $10,464             $ 9,714               $10,494
 3/20/2004               $10,464             $ 9,714               $10,494
 3/21/2004               $10,464             $ 9,714               $10,494
 3/22/2004               $10,416             $ 9,588               $10,451
 3/23/2004               $10,464             $ 9,576               $10,505
 3/24/2004               $10,372             $ 9,553               $10,413
 3/25/2004               $10,500             $ 9,709               $10,545
 3/26/2004               $10,400             $ 9,699               $10,430
 3/27/2004               $10,400             $ 9,699               $10,430
 3/28/2004               $10,400             $ 9,699               $10,430
 3/29/2004               $10,480             $ 9,827               $10,468
 3/30/2004               $10,572             $ 9,867               $10,559
 3/31/2004               $10,660             $ 9,861               $10,633
  4/1/2004               $10,756             $ 9,913               $10,728
  4/2/2004               $10,652             $ 9,998               $10,606
  4/3/2004               $10,652             $ 9,998               $10,606
  4/4/2004               $10,652             $ 9,998               $10,606
  4/5/2004               $10,252             $10,075               $10,187
  4/6/2004               $ 9,800             $10,057               $ 9,767
  4/7/2004               $ 9,972             $ 9,991               $ 9,927
  4/8/2004               $ 9,776             $ 9,980               $ 9,738
  4/9/2004               $ 9,776             $ 9,980               $ 9,738
 4/10/2004               $ 9,776             $ 9,980               $ 9,738
 4/11/2004               $ 9,776             $ 9,980               $ 9,738
 4/12/2004               $ 9,276             $10,032               $ 9,240
 4/13/2004               $ 9,200             $ 9,894               $ 9,173
 4/14/2004               $ 9,096             $ 9,883               $ 9,077
 4/15/2004               $ 9,292             $ 9,889               $ 9,278
 4/16/2004               $ 9,388             $ 9,940               $ 9,378
 4/17/2004               $ 9,388             $ 9,940               $ 9,378
 4/18/2004               $ 9,388             $ 9,940               $ 9,378
 4/19/2004               $ 9,440             $ 9,950               $ 9,428
 4/20/2004               $ 9,116             $ 9,796               $ 9,085
 4/21/2004               $ 9,148             $ 9,848               $ 9,107
 4/22/2004               $ 9,284             $ 9,988               $ 9,234
 4/23/2004               $ 9,192             $ 9,993               $ 9,147
 4/24/2004               $ 9,192             $ 9,993               $ 9,147
 4/25/2004               $ 9,192             $ 9,993               $ 9,147
 4/26/2004               $ 9,232             $ 9,949               $ 9,202
 4/27/2004               $ 9,312             $ 9,972               $ 9,286
 4/28/2004               $ 9,232             $ 9,836               $ 9,212
 4/29/2004               $ 9,112             $ 9,764               $ 9,070
 4/30/2004               $ 9,056             $ 9,706               $ 9,024
  5/1/2004               $ 9,056             $ 9,706               $ 9,024
  5/2/2004               $ 9,056             $ 9,706               $ 9,024
  5/3/2004               $ 9,196             $ 9,795               $ 9,161
  5/4/2004               $ 9,264             $ 9,814               $ 9,221
  5/5/2004               $ 9,172             $ 9,832               $ 9,119
  5/6/2004               $ 9,168             $ 9,767               $ 9,115
  5/7/2004               $ 8,820             $ 9,633               $ 8,801
  5/8/2004               $ 8,820             $ 9,633               $ 8,801
  5/9/2004               $ 8,820             $ 9,633               $ 8,801
 5/10/2004               $ 8,704             $ 9,532               $ 8,704
 5/11/2004               $ 8,784             $ 9,607               $ 8,777
 5/12/2004               $ 8,796             $ 9,626               $ 8,768
 5/13/2004               $ 8,796             $ 9,620               $ 8,767
 5/14/2004               $ 8,884             $ 9,614               $ 8,865
 5/15/2004               $ 8,884             $ 9,614               $ 8,865
 5/16/2004               $ 8,884             $ 9,614               $ 8,865
 5/17/2004               $ 8,944             $ 9,513               $ 8,928
 5/18/2004               $ 9,108             $ 9,578               $ 9,099
 5/19/2004               $ 8,900             $ 9,555               $ 8,882
 5/20/2004               $ 9,076             $ 9,560               $ 9,072
 5/21/2004               $ 9,076             $ 9,598               $ 9,066
 5/22/2004               $ 9,076             $ 9,598               $ 9,066
 5/23/2004               $ 9,076             $ 9,598               $ 9,066
 5/24/2004               $ 9,172             $ 9,615               $ 9,164
 5/25/2004               $ 9,352             $ 9,770               $ 9,354
 5/26/2004               $ 9,492             $ 9,788               $ 9,491
 5/27/2004               $ 9,532             $ 9,844               $ 9,535
 5/28/2004               $ 9,624             $ 9,839               $ 9,637
 5/29/2004               $ 9,624             $ 9,839               $ 9,637
 5/30/2004               $ 9,624             $ 9,839               $ 9,637
 5/31/2004               $ 9,624             $ 9,839               $ 9,637
  6/1/2004               $ 9,520             $ 9,844               $ 9,528
  6/2/2004               $ 9,648             $ 9,880               $ 9,671
  6/3/2004               $ 9,580             $ 9,807               $ 9,605
  6/4/2004               $ 9,596             $ 9,859               $ 9,620
  6/5/2004               $ 9,596             $ 9,859               $ 9,620
  6/6/2004               $ 9,596             $ 9,859               $ 9,620
  6/7/2004               $ 9,680             $10,017               $ 9,697
  6/8/2004               $ 9,668             $10,033               $ 9,684
  6/9/2004               $ 9,616             $ 9,938               $ 9,639
 6/10/2004               $ 9,588             $ 9,984               $ 9,611
 6/11/2004               $ 9,588             $ 9,984               $ 9,611
 6/12/2004               $ 9,588             $ 9,984               $ 9,611
 6/13/2004               $ 9,588             $ 9,984               $ 9,611
 6/14/2004               $ 9,420             $ 9,888               $ 9,434
 6/15/2004               $ 9,608             $ 9,947               $ 9,618
 6/16/2004               $ 9,648             $ 9,961               $ 9,647
 6/17/2004               $ 9,720             $ 9,948               $ 9,712
 6/18/2004               $ 9,768             $ 9,974               $ 9,760
 6/19/2004               $ 9,768             $ 9,974               $ 9,760
 6/20/2004               $ 9,768             $ 9,974               $ 9,760
 6/21/2004               $ 9,876             $ 9,933               $ 9,867
 6/22/2004               $ 9,856             $ 9,969               $ 9,849
 6/23/2004               $ 9,920             $10,054               $ 9,911
 6/24/2004               $ 9,896             $10,026               $ 9,887
 6/25/2004               $ 9,972             $ 9,971               $ 9,961
 6/26/2004               $ 9,972             $ 9,971               $ 9,961
 6/27/2004               $ 9,972             $ 9,971               $ 9,961
 6/28/2004               $10,012             $ 9,964               $ 9,974
 6/29/2004               $ 9,800             $ 9,989               $ 9,741
 6/30/2004               $ 9,924             $10,031               $ 9,869
  7/1/2004               $ 9,932             $ 9,927               $ 9,872
  7/2/2004               $10,132             $ 9,896               $10,074
  7/3/2004               $10,132             $ 9,896               $10,074
  7/4/2004               $10,132             $ 9,896               $10,074
  7/5/2004               $10,132             $ 9,896               $10,074
  7/6/2004               $10,096             $ 9,816               $10,030
  7/7/2004               $10,200             $ 9,837               $10,140
  7/8/2004               $10,032             $ 9,756               $ 9,974
  7/9/2004               $10,040             $ 9,789               $ 9,983
 7/10/2004               $10,040             $ 9,789               $ 9,983
 7/11/2004               $10,040             $ 9,789               $ 9,983
 7/12/2004               $10,128             $ 9,803               $10,074
 7/13/2004               $10,036             $ 9,810               $ 9,975
 7/14/2004               $10,096             $ 9,778               $10,037
 7/15/2004               $10,180             $ 9,736               $10,128
 7/16/2004               $10,152             $ 9,690               $10,105
 7/17/2004               $10,152             $ 9,690               $10,105
 7/18/2004               $10,152             $ 9,690               $10,105
 7/19/2004               $10,224             $ 9,686               $10,183
 7/20/2004               $10,256             $ 9,754               $10,193
 7/21/2004               $10,144             $ 9,625               $10,081
 7/22/2004               $ 9,904             $ 9,651               $ 9,850
 7/23/2004               $ 9,828             $ 9,557               $ 9,768
 7/24/2004               $ 9,828             $ 9,557               $ 9,768
 7/25/2004               $ 9,828             $ 9,557               $ 9,768
 7/26/2004               $ 9,744             $ 9,539               $ 9,684
 7/27/2004               $ 9,772             $ 9,633               $ 9,709
 7/28/2004               $ 9,840             $ 9,640               $ 9,781
 7/29/2004               $ 9,832             $ 9,687               $ 9,770
 7/30/2004               $ 9,912             $ 9,699               $ 9,856
 7/31/2004               $ 9,912             $ 9,699               $ 9,856
  8/1/2004               $ 9,912             $ 9,699               $ 9,856
  8/2/2004               $10,076             $ 9,742               $10,021
  8/3/2004               $10,100             $ 9,681               $10,045
  8/4/2004               $10,192             $ 9,673               $10,140
  8/5/2004               $10,016             $ 9,516               $ 9,958
  8/6/2004               $ 9,984             $ 9,369               $ 9,935
  8/7/2004               $ 9,984             $ 9,369               $ 9,935
  8/8/2004               $ 9,984             $ 9,369               $ 9,935
  8/9/2004               $ 9,996             $ 9,380               $ 9,954
 8/10/2004               $10,044             $ 9,502               $ 9,996
 8/11/2004               $10,040             $ 9,479               $ 9,986
 8/12/2004               $ 9,932             $ 9,368               $ 9,878
 8/13/2004               $ 9,932             $ 9,383               $ 9,865
 8/14/2004               $ 9,932             $ 9,383               $ 9,865
 8/15/2004               $ 9,932             $ 9,383               $ 9,865
 8/16/2004               $10,080             $ 9,511               $10,012
 8/17/2004               $10,180             $ 9,533               $10,113
 8/18/2004               $10,320             $ 9,654               $10,242
 8/19/2004               $10,148             $ 9,619               $10,069
 8/20/2004               $10,448             $ 9,682               $10,367
 8/21/2004               $10,448             $ 9,682               $10,367
 8/22/2004               $10,448             $ 9,682               $10,367
 8/23/2004               $10,432             $ 9,659               $10,353
 8/24/2004               $10,572             $ 9,664               $10,500
 8/25/2004               $10,508             $ 9,742               $10,431
 8/26/2004               $10,548             $ 9,743               $10,478
 8/27/2004               $10,568             $ 9,768               $10,486
 8/28/2004               $10,568             $ 9,768               $10,486
 8/29/2004               $10,568             $ 9,768               $10,486
 8/30/2004               $10,612             $ 9,693               $10,540
 8/31/2004               $10,696             $ 9,738               $10,617
  9/1/2004               $10,664             $ 9,756               $10,582
  9/2/2004               $10,720             $ 9,865               $10,641
  9/3/2004               $10,784             $ 9,824               $10,708
  9/4/2004               $10,784             $ 9,824               $10,708
  9/5/2004               $10,784             $ 9,824               $10,708
  9/6/2004               $10,784             $ 9,824               $10,708
  9/7/2004               $10,884             $ 9,892               $10,808
  9/8/2004               $10,864             $ 9,849               $10,787
  9/9/2004               $10,684             $ 9,868               $10,594
 9/10/2004               $10,712             $ 9,917               $10,618
 9/11/2004               $10,712             $ 9,917               $10,618
 9/12/2004               $10,712             $ 9,917               $10,618
 9/13/2004               $10,616             $ 9,937               $10,525
 9/14/2004               $10,464             $ 9,959               $10,376
 9/15/2004               $10,536             $ 9,889               $10,437
 9/16/2004               $10,732             $ 9,917               $10,628
 9/17/2004               $10,688             $ 9,961               $10,593
 9/18/2004               $10,688             $ 9,961               $10,593
 9/19/2004               $10,688             $ 9,961               $10,593
 9/20/2004               $10,572             $ 9,905               $10,482
 9/21/2004               $10,616             $ 9,968               $10,518
 9/22/2004               $10,532             $ 9,829               $10,444
 9/23/2004               $10,492             $ 9,786               $10,393
 9/24/2004               $10,516             $ 9,801               $10,424
 9/25/2004               $10,516             $ 9,801               $10,424
 9/26/2004               $10,516             $ 9,801               $10,424
 9/27/2004               $10,504             $ 9,743               $10,412
 9/28/2004               $10,584             $ 9,802               $10,457
 9/29/2004               $10,608             $ 9,845               $10,460
 9/30/2004               $10,684             $ 9,843               $10,545
 10/1/2004               $10,872             $ 9,993               $10,725
 10/2/2004               $10,872             $ 9,993               $10,725
 10/3/2004               $10,872             $ 9,993               $10,725
 10/4/2004               $10,896             $10,026               $10,759
 10/5/2004               $10,904             $10,020               $10,768
 10/6/2004               $10,972             $10,090               $10,830
 10/7/2004               $10,812             $ 9,990               $10,681
 10/8/2004               $10,888             $ 9,915               $10,770
 10/9/2004               $10,888             $ 9,915               $10,770
10/10/2004               $10,888             $ 9,915               $10,770
10/11/2004               $10,840             $ 9,935               $10,723
10/12/2004               $10,952             $ 9,913               $10,836
10/13/2004               $10,892             $ 9,841               $10,768
10/14/2004               $10,988             $ 9,750               $10,871
10/15/2004               $11,072             $ 9,793               $10,943
10/16/2004               $11,072             $ 9,793               $10,943
10/17/2004               $11,072             $ 9,793               $10,943
10/18/2004               $11,136             $ 9,845               $11,016
10/19/2004               $11,044             $ 9,749               $10,922
10/20/2004               $10,988             $ 9,754               $10,870
10/21/2004               $11,124             $ 9,779               $11,002
10/22/2004               $11,008             $ 9,684               $10,904
10/23/2004               $11,008             $ 9,684               $10,904
10/24/2004               $11,008             $ 9,684               $10,904
10/25/2004               $10,972             $ 9,676               $10,856
10/26/2004               $11,152             $ 9,820               $11,021
10/27/2004               $11,244             $ 9,948               $11,111
10/28/2004               $11,256             $ 9,969               $11,134
10/29/2004               $11,188             $ 9,994               $11,084
10/30/2004               $11,188             $ 9,994               $11,084
10/31/2004               $11,188             $ 9,994               $11,084
 11/1/2004               $11,324             $ 9,996               $11,225
 11/2/2004               $11,212             $ 9,997               $11,112
 11/3/2004               $11,344             $10,111               $11,224
 11/4/2004               $11,516             $10,274               $11,390
 11/5/2004               $11,204             $10,314               $11,067
 11/6/2004               $11,204             $10,314               $11,067
 11/7/2004               $11,204             $10,314               $11,067
 11/8/2004               $11,252             $10,304               $11,133
 11/9/2004               $11,276             $10,301               $11,148
11/10/2004               $11,340             $10,292               $11,197
11/11/2004               $11,460             $10,386               $11,313
11/12/2004               $11,716             $10,482               $11,574
11/13/2004               $11,716             $10,482               $11,574
11/14/2004               $11,716             $10,482               $11,574
11/15/2004               $11,828             $10,480               $11,682
11/16/2004               $11,716             $10,406               $11,574
11/17/2004               $11,484             $10,465               $11,324
11/18/2004               $11,476             $10,480               $11,320
11/19/2004               $11,324             $10,363               $11,171
11/20/2004               $11,324             $10,363               $11,171
11/21/2004               $11,324             $10,363               $11,171
11/22/2004               $11,421             $10,424               $11,251
11/23/2004               $11,549             $10,422               $11,384
11/24/2004               $11,690             $10,465               $11,538
11/25/2004               $11,690             $10,465               $11,538
11/26/2004               $11,642             $10,474               $11,487
11/27/2004               $11,642             $10,474               $11,487
11/28/2004               $11,642             $10,474               $11,487
11/29/2004               $11,614             $10,440               $11,454
11/30/2004               $11,662             $10,398               $11,502
 12/1/2004               $11,883             $10,557               $11,737
 12/2/2004               $11,771             $10,548               $11,614
 12/3/2004               $11,939             $10,555               $11,809
 12/4/2004               $11,939             $10,555               $11,809
 12/5/2004               $11,939             $10,555               $11,809
 12/6/2004               $11,996             $10,547               $11,873
 12/7/2004               $11,799             $10,431               $11,674
 12/8/2004               $11,863             $10,484               $11,730
 12/9/2004               $11,935             $10,542               $11,823
12/10/2004               $12,020             $10,531               $11,910
12/11/2004               $12,020             $10,531               $11,910
12/12/2004               $12,020             $10,531               $11,910
12/13/2004               $11,996             $10,626               $11,867
12/14/2004               $11,984             $10,668               $11,836
12/15/2004               $12,044             $10,690               $11,891
12/16/2004               $11,907             $10,668               $11,755
12/17/2004               $12,020             $10,588               $11,873
12/18/2004               $12,020             $10,588               $11,873
12/19/2004               $12,020             $10,588               $11,873
12/20/2004               $12,004             $10,592               $11,866
12/21/2004               $12,124             $10,688               $11,962
12/22/2004               $12,205             $10,729               $12,033
12/23/2004               $12,104             $10,734               $11,912
12/24/2004               $12,104             $10,734               $11,912
12/25/2004               $12,104             $10,734               $11,912
12/26/2004               $12,104             $10,734               $11,912
12/27/2004               $12,080             $10,687               $11,896
12/28/2004               $12,132             $10,764               $11,933
12/29/2004               $12,181             $10,765               $11,959
12/30/2004               $12,217             $10,766               $11,994
12/31/2004               $12,189             $10,752               $11,958
  1/1/2005               $12,189             $10,752               $11,958
  1/2/2005               $12,189             $10,752               $11,958
  1/3/2005               $12,040             $10,665               $11,810
  1/4/2005               $11,879             $10,541               $11,655
  1/5/2005               $11,445             $10,504               $11,213
  1/6/2005               $11,529             $10,543               $11,300
  1/7/2005               $11,513             $10,528               $11,298
  1/8/2005               $11,513             $10,528               $11,298
  1/9/2005               $11,513             $10,528               $11,298
 1/10/2005               $11,489             $10,564               $11,264
 1/11/2005               $11,360             $10,501               $11,129
 1/12/2005               $11,308             $10,544               $11,066
 1/13/2005               $11,352             $10,453               $11,122
 1/14/2005               $11,449             $10,515               $11,213
 1/15/2005               $11,449             $10,515               $11,213
 1/16/2005               $11,449             $10,515               $11,213
 1/17/2005               $11,449             $10,515               $11,213
 1/18/2005               $11,598             $10,617               $11,361
 1/19/2005               $11,638             $10,517               $11,390
 1/20/2005               $11,549             $10,436               $11,310
 1/21/2005               $11,561             $10,369               $11,322
 1/22/2005               $11,561             $10,369               $11,322
 1/23/2005               $11,561             $10,369               $11,322
 1/24/2005               $11,461             $10,332               $11,223
 1/25/2005               $11,252             $10,374               $10,992
 1/26/2005               $11,280             $10,424               $11,007
 1/27/2005               $11,171             $10,429               $10,877
 1/28/2005               $11,220             $10,402               $10,928
 1/29/2005               $11,220             $10,402               $10,928
 1/30/2005               $11,220             $10,402               $10,928
 1/31/2005               $11,212             $10,490               $10,906
  2/1/2005               $11,296             $10,562               $10,988
  2/2/2005               $11,417             $10,597               $11,117
  2/3/2005               $11,397             $10,571               $11,103
  2/4/2005               $11,582             $10,688               $11,299
  2/5/2005               $11,582             $10,688               $11,299
  2/6/2005               $11,582             $10,688               $11,299
  2/7/2005               $11,529             $10,676               $11,249
  2/8/2005               $11,565             $10,684               $11,292
  2/9/2005               $11,606             $10,595               $11,365
 2/10/2005               $11,654             $10,640               $11,386
 2/11/2005               $11,726             $10,716               $11,465
 2/12/2005               $11,726             $10,716               $11,465
 2/13/2005               $11,726             $10,716               $11,465
 2/14/2005               $11,734             $10,725               $11,468
 2/15/2005               $11,771             $10,761               $11,506
 2/16/2005               $11,831             $10,764               $11,554
 2/17/2005               $11,811             $10,679               $11,537
 2/18/2005               $11,702             $10,687               $11,435
 2/19/2005               $11,702             $10,687               $11,435
 2/20/2005               $11,702             $10,687               $11,435
 2/21/2005               $11,702             $10,687               $11,435
 2/22/2005               $11,397             $10,532               $11,143
 2/23/2005               $11,372             $10,592               $11,109
 2/24/2005               $11,364             $10,679               $11,089
 2/25/2005               $11,569             $10,779               $11,300
 2/26/2005               $11,569             $10,779               $11,300
 2/27/2005               $11,569             $10,779               $11,300
 2/28/2005               $11,465             $10,710               $11,206
  3/1/2005               $11,590             $10,771               $11,316
  3/2/2005               $11,533             $10,772               $11,251
  3/3/2005               $11,594             $10,775               $11,303
  3/4/2005               $11,807             $10,879               $11,531
  3/5/2005               $11,807             $10,879               $11,531
  3/6/2005               $11,807             $10,879               $11,531
  3/7/2005               $11,875             $10,908               $11,610
  3/8/2005               $11,787             $10,857               $11,517
  3/9/2005               $11,445             $10,747               $11,167
 3/10/2005               $11,537             $10,768               $11,283
 3/11/2005               $11,384             $10,689               $11,124
 3/12/2005               $11,384             $10,689               $11,124
 3/13/2005               $11,384             $10,689               $11,124
 3/14/2005               $11,549             $10,749               $11,300
 3/15/2005               $11,509             $10,669               $11,267
 3/16/2005               $11,393             $10,583               $11,132
 3/17/2005               $11,493             $10,602               $11,246
 3/18/2005               $11,401             $10,597               $11,176
 3/19/2005               $11,401             $10,597               $11,176
 3/20/2005               $11,401             $10,597               $11,176
 3/21/2005               $11,336             $10,545               $11,105
 3/22/2005               $11,159             $10,438               $10,909
 3/23/2005               $11,091             $10,446               $10,854
 3/24/2005               $11,139             $10,436               $10,900
 3/25/2005               $11,139             $10,436               $10,900
 3/26/2005               $11,139             $10,436               $10,900
 3/27/2005               $11,139             $10,436               $10,900
 3/28/2005               $11,079             $10,461               $10,842
 3/29/2005               $11,075             $10,384               $10,820
 3/30/2005               $11,224             $10,528               $10,958
 3/31/2005               $11,199             $10,521               $10,936
  4/1/2005               $11,179             $10,453               $10,922
  4/2/2005               $11,179             $10,453               $10,922
  4/3/2005               $11,179             $10,453               $10,922
  4/4/2005               $11,147             $10,482               $10,881
  4/5/2005               $11,143             $10,529               $10,876
  4/6/2005               $11,191             $10,556               $10,934
  4/7/2005               $11,292             $10,619               $11,030
  4/8/2005               $11,204             $10,531               $10,954
  4/9/2005               $11,204             $10,531               $10,954
 4/10/2005               $11,204             $10,531               $10,954
 4/11/2005               $11,224             $10,531               $10,981
 4/12/2005               $11,397             $10,590               $11,146
 4/13/2005               $11,368             $10,466               $11,129
 4/14/2005               $11,280             $10,362               $11,051
 4/15/2005               $11,252             $10,188               $11,035
 4/16/2005               $11,252             $10,188               $11,035
 4/17/2005               $11,252             $10,188               $11,035
 4/18/2005               $11,300             $10,218               $11,074
 4/19/2005               $11,376             $10,279               $11,136
 4/20/2005               $11,308             $10,144               $11,074
 4/21/2005               $11,380             $10,344               $11,138
 4/22/2005               $11,405             $10,275               $11,185
 4/23/2005               $11,405             $10,275               $11,185
 4/24/2005               $11,405             $10,275               $11,185
 4/25/2005               $11,549             $10,364               $11,329
 4/26/2005               $11,529             $10,271               $11,323
 4/27/2005               $11,622             $10,314               $11,416
 4/28/2005               $11,549             $10,200               $11,352
 4/29/2005               $11,702             $10,321               $11,521
 4/30/2005               $11,702             $10,321               $11,521
  5/1/2005               $11,702             $10,321               $11,521
  5/2/2005               $11,678             $10,369               $11,502
  5/3/2005               $11,646             $10,360               $11,474
  5/4/2005               $11,754             $10,491               $11,576
  5/5/2005               $11,843             $10,465               $11,657
  5/6/2005               $11,742             $10,454               $11,543
  5/7/2005               $11,742             $10,454               $11,543
  5/8/2005               $11,742             $10,454               $11,543
  5/9/2005               $11,951             $10,521               $11,763
 5/10/2005               $11,935             $10,408               $11,742
 5/11/2005               $11,951             $10,457               $11,766
 5/12/2005               $11,831             $10,354               $11,648
 5/13/2005               $11,734             $10,307               $11,541
 5/14/2005               $11,734             $10,307               $11,541
 5/15/2005               $11,734             $10,307               $11,541
 5/16/2005               $11,883             $10,412               $11,687
 5/17/2005               $11,947             $10,486               $11,759
 5/18/2005               $12,100             $10,593               $11,886
 5/19/2005               $12,225             $10,643               $12,024
 5/20/2005               $12,261             $10,627               $12,071
 5/21/2005               $12,261             $10,627               $12,071
 5/22/2005               $12,261             $10,627               $12,071
 5/23/2005               $12,277             $10,668               $12,069
 5/24/2005               $12,132             $10,670               $11,918
 5/25/2005               $11,976             $10,634               $11,759
 5/26/2005               $11,943             $10,703               $11,718
 5/27/2005               $12,020             $10,715               $11,788
 5/28/2005               $12,020             $10,715               $11,788
 5/29/2005               $12,020             $10,715               $11,788
 5/30/2005               $12,020             $10,715               $11,788
 5/31/2005               $12,104             $10,650               $11,877
  6/1/2005               $12,253             $10,749               $12,034
  6/2/2005               $12,221             $10,768               $11,991
  6/3/2005               $12,193             $10,694               $11,975
  6/4/2005               $12,193             $10,694               $11,975
  6/5/2005               $12,193             $10,694               $11,975
  6/6/2005               $12,325             $10,708               $12,088
  6/7/2005               $12,430             $10,706               $12,198
  6/8/2005               $12,474             $10,685               $12,253
  6/9/2005               $12,482             $10,741               $12,250
 6/10/2005               $12,478             $10,716               $12,246
 6/11/2005               $12,478             $10,716               $12,246
 6/12/2005               $12,478             $10,716               $12,246
 6/13/2005               $12,547             $10,743               $12,300
 6/14/2005               $12,663             $10,771               $12,418
 6/15/2005               $12,675             $10,795               $12,412
 6/16/2005               $12,695             $10,834               $12,418
 6/17/2005               $12,832             $10,888               $12,565
 6/18/2005               $12,832             $10,888               $12,565
 6/19/2005               $12,832             $10,888               $12,565
 6/20/2005               $12,804             $10,880               $12,539
 6/21/2005               $12,691             $10,858               $12,413
 6/22/2005               $12,687             $10,861               $12,400
 6/23/2005               $12,655             $10,746               $12,381
 6/24/2005               $12,595             $10,664               $12,312
 6/25/2005               $12,595             $10,664               $12,312
 6/26/2005               $12,595             $10,664               $12,312
 6/27/2005               $12,587             $10,656               $12,298
 6/28/2005               $12,679             $10,755               $12,350
 6/29/2005               $12,712             $10,741               $12,369
 6/30/2005               $12,720             $10,665               $12,381
  7/1/2005               $12,820             $10,694               $12,488
  7/2/2005               $12,820             $10,694               $12,488
  7/3/2005               $12,820             $10,694               $12,488
  7/4/2005               $12,820             $10,694               $12,488
  7/5/2005               $12,981             $10,788               $12,635
  7/6/2005               $12,905             $10,701               $12,566
  7/7/2005               $12,953             $10,728               $12,625
  7/8/2005               $13,150             $10,853               $12,823
  7/9/2005               $13,150             $10,853               $12,823
 7/10/2005               $13,150             $10,853               $12,823
 7/11/2005               $13,307             $10,921               $12,983
 7/12/2005               $13,295             $10,947               $12,982
 7/13/2005               $13,198             $10,958               $12,888
 7/14/2005               $12,969             $10,986               $12,668
 7/15/2005               $13,025             $10,999               $12,733
 7/16/2005               $13,025             $10,999               $12,733
 7/17/2005               $13,025             $10,999               $12,733
 7/18/2005               $13,021             $10,938               $12,752
 7/19/2005               $13,126             $11,012               $12,848
 7/20/2005               $13,250             $11,065               $12,964
 7/21/2005               $13,045             $10,992               $12,769
 7/22/2005               $13,158             $11,052               $12,875
 7/23/2005               $13,158             $11,052               $12,875
 7/24/2005               $13,158             $11,052               $12,875
 7/25/2005               $13,178             $11,011               $12,912
 7/26/2005               $13,291             $11,030               $13,043
 7/27/2005               $13,327             $11,081               $13,079
 7/28/2005               $13,484             $11,147               $13,245
 7/29/2005               $13,455             $11,061               $13,229
 7/30/2005               $13,455             $11,061               $13,229
 7/31/2005               $13,455             $11,061               $13,229
  8/1/2005               $13,455             $11,072               $13,228
  8/2/2005               $13,572             $11,151               $13,334
  8/3/2005               $13,536             $11,161               $13,291
  8/4/2005               $13,266             $11,079               $13,027
  8/5/2005               $12,836             $10,995               $12,576
  8/6/2005               $12,836             $10,995               $12,576
  8/7/2005               $12,836             $10,995               $12,576
  8/8/2005               $12,406             $10,966               $12,121
  8/9/2005               $12,502             $11,040               $12,230
 8/10/2005               $12,563             $11,024               $12,289
 8/11/2005               $12,712             $11,104               $12,429
 8/12/2005               $12,712             $11,037               $12,453
 8/13/2005               $12,712             $11,037               $12,453
 8/14/2005               $12,712             $11,037               $12,453
 8/15/2005               $12,832             $11,070               $12,551
 8/16/2005               $12,868             $10,940               $12,609
 8/17/2005               $12,760             $10,951               $12,497
 8/18/2005               $12,667             $10,940               $12,409
 8/19/2005               $12,611             $10,947               $12,359
 8/20/2005               $12,611             $10,947               $12,359
 8/21/2005               $12,611             $10,947               $12,359
 8/22/2005               $12,699             $10,966               $12,436
 8/23/2005               $12,712             $10,928               $12,446
 8/24/2005               $12,764             $10,857               $12,492
 8/25/2005               $12,804             $10,883               $12,546
 8/26/2005               $12,627             $10,817               $12,390
 8/27/2005               $12,627             $10,817               $12,390
 8/28/2005               $12,627             $10,817               $12,390
 8/29/2005               $12,607             $10,883               $12,371
 8/30/2005               $12,635             $10,850               $12,394
 8/31/2005               $12,925             $10,961               $12,672
  9/1/2005               $12,993             $10,972               $12,749
  9/2/2005               $12,937             $10,940               $12,713
  9/3/2005               $12,937             $10,940               $12,713
  9/4/2005               $12,937             $10,940               $12,713
  9/5/2005               $12,937             $10,940               $12,713
  9/6/2005               $13,242             $11,079               $13,008
  9/7/2005               $13,162             $11,107               $12,910
  9/8/2005               $13,122             $11,065               $12,878
  9/9/2005               $13,170             $11,153               $12,933
 9/10/2005               $13,170             $11,153               $12,933
 9/11/2005               $13,170             $11,153               $12,933
 9/12/2005               $13,142             $11,146               $12,895
 9/13/2005               $13,053             $11,064               $12,805
 9/14/2005               $13,013             $11,028               $12,800
 9/15/2005               $13,049             $11,034               $12,836
 9/16/2005               $13,021             $11,126               $12,833
 9/17/2005               $13,021             $11,126               $12,833
 9/18/2005               $13,021             $11,126               $12,833
 9/19/2005               $12,905             $11,064               $12,715
 9/20/2005               $12,820             $10,977               $12,631
 9/21/2005               $12,571             $10,877               $12,369
 9/22/2005               $12,615             $10,919               $12,415
 9/23/2005               $12,619             $10,925               $12,439
 9/24/2005               $12,619             $10,925               $12,439
 9/25/2005               $12,619             $10,925               $12,439
 9/26/2005               $12,683             $10,928               $12,487
 9/27/2005               $12,643             $10,929               $12,452
 9/28/2005               $12,563             $10,942               $12,332
 9/29/2005               $12,772             $11,039               $12,524
 9/30/2005               $12,921             $11,049               $12,676
 10/1/2005               $12,921             $11,049               $12,676
 10/2/2005               $12,921             $11,049               $12,676
 10/3/2005               $12,961             $11,030               $12,712
 10/4/2005               $12,728             $10,922               $12,483
 10/5/2005               $12,494             $10,763               $12,245
 10/6/2005               $12,462             $10,719               $12,207
 10/7/2005               $12,382             $10,759               $12,114
 10/8/2005               $12,382             $10,759               $12,114
 10/9/2005               $12,382             $10,759               $12,114
10/10/2005               $12,221             $10,682               $11,952
10/11/2005               $12,136             $10,660               $11,872
10/12/2005               $11,939             $10,597               $11,673
10/13/2005               $11,939             $10,589               $11,660
10/14/2005               $12,217             $10,677               $11,931
10/15/2005               $12,217             $10,677               $11,931
10/16/2005               $12,217             $10,677               $11,931
10/17/2005               $12,253             $10,709               $11,982
10/18/2005               $12,120             $10,601               $11,862
10/19/2005               $12,313             $10,761               $12,026
10/20/2005               $12,132             $10,599               $11,848
10/21/2005               $12,273             $10,615               $11,984
10/22/2005               $12,273             $10,615               $11,984
10/23/2005               $12,273             $10,615               $11,984
10/24/2005               $12,514             $10,794               $12,219
10/25/2005               $12,434             $10,768               $12,156
10/26/2005               $12,338             $10,722               $12,061
10/27/2005               $12,185             $10,611               $11,923
10/28/2005               $12,498             $10,788               $12,267
10/29/2005               $12,498             $10,788               $12,267
10/30/2005               $12,498             $10,788               $12,267
10/31/2005               $12,591             $10,865               $12,359
 11/1/2005               $12,350             $10,827               $12,094
 11/2/2005               $12,502             $10,936               $12,194
 11/3/2005               $12,446             $10,987               $12,122
 11/4/2005               $12,402             $10,989               $12,086
 11/5/2005               $12,402             $10,989               $12,086
 11/6/2005               $12,402             $10,989               $12,086
 11/7/2005               $12,470             $11,013               $12,153
 11/8/2005               $12,398             $10,980               $12,098
 11/9/2005               $12,527             $10,999               $12,230
11/10/2005               $12,752             $11,094               $12,477
11/11/2005               $12,836             $11,128               $12,571
11/12/2005               $12,836             $11,128               $12,571
11/13/2005               $12,836             $11,128               $12,571
11/14/2005               $12,760             $11,120               $12,506
11/15/2005               $12,707             $11,079               $12,487
11/16/2005               $12,651             $11,101               $12,432
11/17/2005               $12,848             $11,206               $12,612
11/18/2005               $12,925             $11,256               $12,681
11/19/2005               $12,925             $11,256               $12,681
11/20/2005               $12,925             $11,256               $12,681
11/21/2005               $13,005             $11,316               $12,746
11/22/2005               $13,138             $11,374               $12,881
11/23/2005               $13,218             $11,414               $12,948
11/24/2005               $13,218             $11,414               $12,948
11/25/2005               $13,234             $11,438               $12,973
11/26/2005               $13,234             $11,438               $12,973
11/27/2005               $13,234             $11,438               $12,973
11/28/2005               $13,081             $11,342               $12,836
11/29/2005               $13,130             $11,344               $12,882
11/30/2005               $13,069             $11,276               $12,814
 12/1/2005               $13,218             $11,413               $12,966
 12/2/2005               $13,190             $11,417               $12,938
 12/3/2005               $13,190             $11,417               $12,938
 12/4/2005               $13,190             $11,417               $12,938
 12/5/2005               $13,077             $11,390               $12,837
 12/6/2005               $13,033             $11,405               $12,792
 12/7/2005               $12,965             $11,350               $12,727
 12/8/2005               $13,057             $11,337               $12,817
 12/9/2005               $13,102             $11,369               $12,866
12/10/2005               $13,102             $11,369               $12,866
12/11/2005               $13,102             $11,369               $12,866
12/12/2005               $13,065             $11,379               $12,841
12/13/2005               $13,146             $11,443               $12,912
12/14/2005               $13,194             $11,492               $12,937
12/15/2005               $13,098             $11,477               $12,829
12/16/2005               $13,130             $11,444               $12,861
12/17/2005               $13,130             $11,444               $12,861
12/18/2005               $13,130             $11,444               $12,861
12/19/2005               $12,977             $11,377               $12,713
12/20/2005               $12,977             $11,375               $12,694
12/21/2005               $13,053             $11,404               $12,783
12/22/2005               $13,128             $11,455               $12,846
12/23/2005               $13,172             $11,461               $12,890
12/24/2005               $13,172             $11,461               $12,890
12/25/2005               $13,172             $11,461               $12,890
12/26/2005               $13,172             $11,461               $12,890
12/27/2005               $13,116             $11,352               $12,854
12/28/2005               $13,112             $11,368               $12,812
12/29/2005               $13,035             $11,335               $12,723
12/30/2005               $12,982             $11,280               $12,667
12/31/2005               $12,982             $11,280               $12,667
  1/1/2006               $12,982             $11,280               $12,667
  1/2/2006               $12,982             $11,280               $12,667
  1/3/2006               $13,253             $11,465               $12,945
  1/4/2006               $13,298             $11,510               $13,003
  1/5/2006               $13,435             $11,510               $13,134
  1/6/2006               $13,545             $11,621               $13,265
  1/7/2006               $13,545             $11,621               $13,265
  1/8/2006               $13,545             $11,621               $13,265
  1/9/2006               $13,646             $11,663               $13,366
 1/10/2006               $13,763             $11,660               $13,488
 1/11/2006               $13,755             $11,702               $13,464
 1/12/2006               $13,711             $11,629               $13,424
 1/13/2006               $13,541             $11,643               $13,237
 1/14/2006               $13,541             $11,643               $13,237
 1/15/2006               $13,541             $11,643               $13,237
 1/16/2006               $13,541             $11,643               $13,237
 1/17/2006               $13,504             $11,600               $13,215
 1/18/2006               $13,488             $11,556               $13,193
 1/19/2006               $13,666             $11,621               $13,374
 1/20/2006               $13,500             $11,408               $13,208
 1/21/2006               $13,500             $11,408               $13,208
 1/22/2006               $13,500             $11,408               $13,208
 1/23/2006               $13,585             $11,429               $13,305
 1/24/2006               $13,674             $11,457               $13,400
 1/25/2006               $13,666             $11,437               $13,392
 1/26/2006               $13,723             $11,520               $13,444
 1/27/2006               $13,860             $11,611               $13,614
 1/28/2006               $13,860             $11,611               $13,614
 1/29/2006               $13,860             $11,611               $13,614
 1/30/2006               $13,808             $11,625               $13,554
 1/31/2006               $13,856             $11,579               $13,602
  2/1/2006               $13,901             $11,601               $13,654
  2/2/2006               $13,840             $11,499               $13,559
  2/3/2006               $13,698             $11,439               $13,400
  2/4/2006               $13,698             $11,439               $13,400
  2/5/2006               $13,698             $11,439               $13,400
  2/6/2006               $13,763             $11,448               $13,467
  2/7/2006               $13,650             $11,355               $13,355
  2/8/2006               $13,605             $11,459               $13,310
  2/9/2006               $13,654             $11,442               $13,357
 2/10/2006               $13,654             $11,471               $13,367
 2/11/2006               $13,654             $11,471               $13,367
 2/12/2006               $13,654             $11,471               $13,367
 2/13/2006               $13,658             $11,436               $13,385
 2/14/2006               $13,747             $11,552               $13,469
 2/15/2006               $13,868             $11,595               $13,575
 2/16/2006               $13,961             $11,681               $13,678
 2/17/2006               $14,042             $11,662               $13,779
 2/18/2006               $14,042             $11,662               $13,779
 2/19/2006               $14,042             $11,662               $13,779
 2/20/2006               $14,042             $11,662               $13,779
 2/21/2006               $14,071             $11,624               $13,823
 2/22/2006               $14,228             $11,712               $13,981
 2/23/2006               $14,192             $11,671               $13,956
 2/24/2006               $14,119             $11,687               $13,885
 2/25/2006               $14,119             $11,687               $13,885
 2/26/2006               $14,119             $11,687               $13,885
 2/27/2006               $14,131             $11,732               $13,895
 2/28/2006               $14,062             $11,610               $13,842
  3/1/2006               $14,151             $11,709               $13,920
  3/2/2006               $14,111             $11,690               $13,877
  3/3/2006               $14,042             $11,673               $13,807
  3/4/2006               $14,042             $11,673               $13,807
  3/5/2006               $14,042             $11,673               $13,807
  3/6/2006               $14,273             $11,592               $14,069
  3/7/2006               $14,107             $11,571               $13,897
  3/8/2006               $14,172             $11,598               $13,950
  3/9/2006               $14,301             $11,542               $14,087
 3/10/2006               $14,443             $11,626               $14,215
 3/11/2006               $14,443             $11,626               $14,215
 3/12/2006               $14,443             $11,626               $14,215
 3/13/2006               $14,370             $11,653               $14,134
 3/14/2006               $14,467             $11,774               $14,226
 3/15/2006               $14,694             $11,825               $14,471
 3/16/2006               $14,835             $11,847               $14,610
 3/17/2006               $14,944             $11,864               $14,741
 3/18/2006               $14,944             $11,864               $14,741
 3/19/2006               $14,944             $11,864               $14,741
 3/20/2006               $14,746             $11,844               $14,507
 3/21/2006               $14,556             $11,773               $14,322
 3/22/2006               $14,617             $11,844               $14,375
 3/23/2006               $14,661             $11,814               $14,403
 3/24/2006               $14,609             $11,825               $14,346
 3/25/2006               $14,609             $11,825               $14,346
 3/26/2006               $14,609             $11,825               $14,346
 3/27/2006               $14,499             $11,813               $14,212
 3/28/2006               $14,637             $11,737               $14,366
 3/29/2006               $14,916             $11,827               $14,640
 3/30/2006               $14,718             $11,804               $14,409
 3/31/2006               $14,754             $11,755               $14,438
  4/1/2006               $14,754             $11,755               $14,438
  4/2/2006               $14,754             $11,755               $14,438
  4/3/2006               $14,463             $11,782               $14,155
  4/4/2006               $14,390             $11,857               $14,058
  4/5/2006               $14,491             $11,909               $14,171
  4/6/2006               $14,414             $11,889               $14,094
  4/7/2006               $14,216             $11,766               $13,879
  4/8/2006               $14,216             $11,766               $13,879
  4/9/2006               $14,216             $11,766               $13,879
 4/10/2006               $14,087             $11,776               $13,722
 4/11/2006               $14,022             $11,687               $13,661
 4/12/2006               $14,034             $11,701               $13,668
 4/13/2006               $13,872             $11,711               $13,491
 4/14/2006               $13,872             $11,711               $13,491
 4/15/2006               $13,872             $11,711               $13,491
 4/16/2006               $13,872             $11,711               $13,491
 4/17/2006               $13,812             $11,676               $13,446
 4/18/2006               $14,151             $11,879               $13,784
 4/19/2006               $14,329             $11,901               $13,964
 4/20/2006               $14,325             $11,915               $13,964
 4/21/2006               $14,334             $11,914               $13,982
 4/22/2006               $14,334             $11,914               $13,982
 4/23/2006               $14,334             $11,914               $13,982
 4/24/2006               $14,236             $11,885               $13,897
 4/25/2006               $14,147             $11,827               $13,831
 4/26/2006               $14,095             $11,862               $13,746
 4/27/2006               $14,212             $11,904               $13,839
 4/28/2006               $14,240             $11,912               $13,865
 4/29/2006               $14,240             $11,912               $13,865
 4/30/2006               $14,240             $11,912               $13,865
  5/1/2006               $14,067             $11,863               $13,683
  5/2/2006               $13,953             $11,936               $13,563
  5/3/2006               $13,973             $11,890               $13,578
  5/4/2006               $14,131             $11,930               $13,765
  5/5/2006               $14,297             $12,053               $13,943
  5/6/2006               $14,297             $12,053               $13,943
  5/7/2006               $14,297             $12,053               $13,943
  5/8/2006               $14,370             $12,044               $14,017
  5/9/2006               $14,358             $12,049               $14,004
 5/10/2006               $14,342             $12,033               $14,005
 5/11/2006               $14,030             $11,881               $13,688
 5/12/2006               $13,832             $11,748               $13,491
 5/13/2006               $13,832             $11,748               $13,491
 5/14/2006               $13,832             $11,748               $13,491
 5/15/2006               $13,978             $11,779               $13,679
 5/16/2006               $13,933             $11,757               $13,612
 5/17/2006               $13,686             $11,562               $13,359
 5/18/2006               $13,622             $11,485               $13,276
 5/19/2006               $13,622             $11,533               $13,280
 5/20/2006               $13,622             $11,533               $13,280
 5/21/2006               $13,622             $11,533               $13,280
 5/22/2006               $13,537             $11,488               $13,205
 5/23/2006               $13,419             $11,438               $13,097
 5/24/2006               $13,423             $11,456               $13,136
 5/25/2006               $13,723             $11,588               $13,436
 5/26/2006               $13,836             $11,656               $13,554
 5/27/2006               $13,836             $11,656               $13,554
 5/28/2006               $13,836             $11,656               $13,554
 5/29/2006               $13,836             $11,656               $13,554
 5/30/2006               $13,698             $11,472               $13,433
 5/31/2006               $13,727             $11,570               $13,434
  6/1/2006               $13,965             $11,712               $13,693
  6/2/2006               $14,107             $11,735               $13,836
  6/3/2006               $14,107             $11,735               $13,836
  6/4/2006               $14,107             $11,735               $13,836
  6/5/2006               $14,119             $11,527               $13,888
  6/6/2006               $13,990             $11,514               $13,773
  6/7/2006               $14,018             $11,446               $13,821
  6/8/2006               $13,990             $11,463               $13,781
  6/9/2006               $14,075             $11,412               $13,876
 6/10/2006               $14,075             $11,412               $13,876
 6/11/2006               $14,075             $11,412               $13,876
 6/12/2006               $13,856             $11,267               $13,688
 6/13/2006               $13,711             $11,154               $13,561
 6/14/2006               $13,654             $11,213               $13,483
 6/15/2006               $13,909             $11,451               $13,696
 6/16/2006               $13,880             $11,409               $13,686
 6/17/2006               $13,880             $11,409               $13,686
 6/18/2006               $13,880             $11,409               $13,686
 6/19/2006               $13,771             $11,305               $13,592
 6/20/2006               $13,690             $11,305               $13,511
 6/21/2006               $13,840             $11,415               $13,659
 6/22/2006               $13,743             $11,358               $13,554
 6/23/2006               $13,698             $11,348               $13,473
 6/24/2006               $13,698             $11,348               $13,473
 6/25/2006               $13,698             $11,348               $13,473
 6/26/2006               $13,856             $11,403               $13,611
 6/27/2006               $13,795             $11,300               $13,561
 6/28/2006               $13,889             $11,364               $13,621
 6/29/2006               $14,200             $11,609               $13,898
 6/30/2006               $14,325             $11,585               $14,030
  7/1/2006               $14,325             $11,585               $14,030
  7/2/2006               $14,325             $11,585               $14,030
  7/3/2006               $14,507             $11,678               $14,213
  7/4/2006               $14,507             $11,678               $14,213
  7/5/2006               $14,483             $11,594               $14,199
  7/6/2006               $14,524             $11,626               $14,234
  7/7/2006               $14,447             $11,548               $14,167
  7/8/2006               $14,447             $11,548               $14,167
  7/9/2006               $14,447             $11,548               $14,167
 7/10/2006               $14,588             $11,565               $14,322
 7/11/2006               $14,596             $11,613               $14,335
 7/12/2006               $14,605             $11,487               $14,371
 7/13/2006               $14,398             $11,338               $14,169
 7/14/2006               $14,236             $11,283               $13,988
 7/15/2006               $14,236             $11,283               $13,988
 7/16/2006               $14,236             $11,283               $13,988
 7/17/2006               $14,228             $11,267               $13,974
 7/18/2006               $14,386             $11,289               $14,127
 7/19/2006               $14,677             $11,500               $14,414
 7/20/2006               $14,499             $11,402               $14,268
 7/21/2006               $14,232             $11,322               $14,011
 7/22/2006               $14,232             $11,322               $14,011
 7/23/2006               $14,232             $11,322               $14,011
 7/24/2006               $14,483             $11,510               $14,242
 7/25/2006               $14,572             $11,583               $14,322
 7/26/2006               $14,621             $11,579               $14,386
 7/27/2006               $14,524             $11,533               $14,347
 7/28/2006               $14,734             $11,674               $14,563
 7/29/2006               $14,734             $11,674               $14,563
 7/30/2006               $14,734             $11,674               $14,563
 7/31/2006               $14,653             $11,657               $14,486
  8/1/2006               $14,605             $11,604               $14,421
  8/2/2006               $14,625             $11,676               $14,397
  8/3/2006               $14,799             $11,695               $14,532
  8/4/2006               $15,009             $11,687               $14,768
  8/5/2006               $15,009             $11,687               $14,768
  8/6/2006               $15,009             $11,687               $14,768
  8/7/2006               $14,880             $11,655               $14,612
  8/8/2006               $14,649             $11,616               $14,387
  8/9/2006               $14,540             $11,569               $14,327
 8/10/2006               $14,544             $11,625               $14,334
 8/11/2006               $14,427             $11,580               $14,226
 8/12/2006               $14,427             $11,580               $14,226
 8/13/2006               $14,427             $11,580               $14,226
 8/14/2006               $14,560             $11,594               $14,360
 8/15/2006               $14,722             $11,754               $14,507
 8/16/2006               $14,762             $11,847               $14,521
 8/17/2006               $14,783             $11,866               $14,529
 8/18/2006               $14,823             $11,910               $14,571
 8/19/2006               $14,823             $11,910               $14,571
 8/20/2006               $14,823             $11,910               $14,571
 8/21/2006               $14,868             $11,867               $14,643
 8/22/2006               $14,985             $11,878               $14,766
 8/23/2006               $14,835             $11,826               $14,632
 8/24/2006               $14,900             $11,854               $14,711
 8/25/2006               $14,880             $11,847               $14,689
 8/26/2006               $14,880             $11,847               $14,689
 8/27/2006               $14,880             $11,847               $14,689
 8/28/2006               $15,050             $11,908               $14,842
 8/29/2006               $15,082             $11,933               $14,845
 8/30/2006               $15,207             $11,938               $14,958
 8/31/2006               $15,215             $11,934               $14,947
  9/1/2006               $15,126             $12,000               $14,861
  9/2/2006               $15,126             $12,000               $14,861
  9/3/2006               $15,126             $12,000               $14,861
  9/4/2006               $15,126             $12,000               $14,861
  9/5/2006               $15,264             $12,021               $15,005
  9/6/2006               $15,175             $11,904               $14,944
  9/7/2006               $15,054             $11,848               $14,818
  9/8/2006               $15,179             $11,892               $14,944
  9/9/2006               $15,179             $11,892               $14,944
 9/10/2006               $15,179             $11,892               $14,944
 9/11/2006               $15,228             $11,899               $15,007
 9/12/2006               $15,422             $12,023               $15,174
 9/13/2006               $15,503             $12,072               $15,264
 9/14/2006               $15,426             $12,056               $15,187
 9/15/2006               $15,539             $12,089               $15,286
 9/16/2006               $15,539             $12,089               $15,286
 9/17/2006               $15,539             $12,089               $15,286
 9/18/2006               $15,422             $12,101               $15,176
 9/19/2006               $15,531             $12,075               $15,290
 9/20/2006               $15,511             $12,138               $15,242
 9/21/2006               $15,361             $12,075               $15,081
 9/22/2006               $15,406             $12,046               $15,156
 9/23/2006               $15,406             $12,046               $15,156
 9/24/2006               $15,406             $12,046               $15,156
 9/25/2006               $15,406             $12,152               $15,133
 9/26/2006               $15,393             $12,243               $15,106
 9/27/2006               $15,543             $12,248               $15,245
 9/28/2006               $15,495             $12,272               $15,175
 9/29/2006               $15,462             $12,242               $15,164
 9/30/2006               $15,462             $12,242               $15,164
 10/1/2006               $15,462             $12,242               $15,164
 10/2/2006               $15,438             $12,200               $15,143
 10/3/2006               $15,551             $12,226               $15,295
 10/4/2006               $15,725             $12,376               $15,473
 10/5/2006               $15,851             $12,407               $15,593
 10/6/2006               $15,725             $12,374               $15,454
 10/7/2006               $15,725             $12,374               $15,454
 10/8/2006               $15,725             $12,374               $15,454
 10/9/2006               $15,847             $12,384               $15,582
10/10/2006               $15,826             $12,410               $15,568
10/11/2006               $15,770             $12,379               $15,509
10/12/2006               $15,940             $12,497               $15,629
10/13/2006               $16,077             $12,523               $15,787
10/14/2006               $16,077             $12,523               $15,787
10/15/2006               $16,077             $12,523               $15,787
10/16/2006               $16,154             $12,555               $15,855
10/17/2006               $16,097             $12,509               $15,798
10/18/2006               $16,170             $12,527               $15,879
10/19/2006               $16,146             $12,537               $15,835
10/20/2006               $16,118             $12,552               $15,824
10/21/2006               $16,118             $12,552               $15,824
10/22/2006               $16,118             $12,552               $15,824
10/23/2006               $16,178             $12,630               $15,908
10/24/2006               $16,122             $12,633               $15,840
10/25/2006               $16,207             $12,677               $15,920
10/26/2006               $16,393             $12,740               $16,072
10/27/2006               $16,255             $12,634               $15,956
10/28/2006               $16,255             $12,634               $15,956
10/29/2006               $16,255             $12,634               $15,956
10/30/2006               $16,381             $12,640               $16,070
10/31/2006               $16,397             $12,640               $16,097
 11/1/2006               $16,203             $12,549               $15,952
 11/2/2006               $15,940             $12,548               $15,657
 11/3/2006               $15,782             $12,521               $15,466
 11/4/2006               $15,782             $12,521               $15,466
 11/5/2006               $15,782             $12,521               $15,466
 11/6/2006               $15,932             $12,664               $15,596
 11/7/2006               $15,794             $12,692               $15,437
 11/8/2006               $15,843             $12,722               $15,477
 11/9/2006               $15,847             $12,656               $15,502
11/10/2006               $15,915             $12,680               $15,582
11/11/2006               $15,915             $12,680               $15,582
11/12/2006               $15,915             $12,680               $15,582
11/13/2006               $15,948             $12,715               $15,593
11/14/2006               $16,170             $12,798               $15,807
11/15/2006               $16,182             $12,831               $15,796
11/16/2006               $16,292             $12,861               $15,912
11/17/2006               $16,243             $12,874               $15,858
11/18/2006               $16,243             $12,874               $15,858
11/19/2006               $16,243             $12,874               $15,858
11/20/2006               $16,656             $12,868               $16,376
11/21/2006               $16,919             $12,890               $16,652
11/22/2006               $16,951             $12,921               $16,702
11/23/2006               $16,951             $12,921               $16,702
11/24/2006               $17,040             $12,875               $16,807
11/25/2006               $17,040             $12,875               $16,807
11/26/2006               $17,040             $12,875               $16,807
11/27/2006               $16,627             $12,700               $16,380
11/28/2006               $16,648             $12,747               $16,401
11/29/2006               $16,890             $12,870               $16,647
11/30/2006               $17,036             $12,881               $16,815
 12/1/2006               $17,004             $12,845               $16,776
 12/2/2006               $17,004             $12,845               $16,776
 12/3/2006               $17,004             $12,845               $16,776
 12/4/2006               $17,222             $12,959               $16,989
 12/5/2006               $17,109             $13,011               $16,856
 12/6/2006               $17,023             $12,998               $16,755
 12/7/2006               $16,933             $12,946               $16,678
 12/8/2006               $16,937             $12,970               $16,697
 12/9/2006               $16,937             $12,970               $16,697
12/10/2006               $16,937             $12,970               $16,697
12/11/2006               $16,986             $13,000               $16,753
12/12/2006               $16,929             $12,987               $16,682
12/13/2006               $16,848             $13,004               $16,586
12/14/2006               $16,864             $13,118               $16,597
12/15/2006               $16,783             $13,133               $16,505
12/16/2006               $16,783             $13,133               $16,505
12/17/2006               $16,783             $13,133               $16,505
12/18/2006               $16,705             $13,090               $16,391
12/19/2006               $16,567             $13,119               $16,241
12/20/2006               $16,709             $13,101               $16,386
12/21/2006               $16,579             $13,056               $16,227
12/22/2006               $16,461             $12,988               $16,101
12/23/2006               $16,461             $12,988               $16,101
12/24/2006               $16,461             $12,988               $16,101
12/25/2006               $16,461             $12,988               $16,101
12/26/2006               $16,591             $13,045               $16,231
12/27/2006               $16,762             $13,139               $16,374
12/28/2006               $16,803             $13,121               $16,413
12/29/2006               $16,827             $13,062               $16,460
12/30/2006               $16,827             $13,062               $16,460
12/31/2006               $16,827             $13,062               $16,460
  1/1/2007               $16,827             $13,062               $16,460
  1/2/2007               $16,827             $13,062               $16,460
  1/3/2007               $16,836             $13,048               $16,466
  1/4/2007               $16,848             $13,064               $16,474
  1/5/2007               $16,579             $12,985               $16,213
  1/6/2007               $16,579             $12,985               $16,213
  1/7/2007               $16,579             $12,985               $16,213
  1/8/2007               $16,563             $13,018               $16,214
  1/9/2007               $16,734             $13,011               $16,410
 1/10/2007               $16,917             $13,038               $16,629
 1/11/2007               $17,125             $13,121               $16,842
 1/12/2007               $17,186             $13,184               $16,899
 1/13/2007               $17,186             $13,184               $16,899
 1/14/2007               $17,186             $13,184               $16,899
 1/15/2007               $17,186             $13,184               $16,899
 1/16/2007               $17,377             $13,195               $17,134
 1/17/2007               $17,381             $13,184               $17,131
 1/18/2007               $17,324             $13,146               $17,085
 1/19/2007               $17,508             $13,184               $17,275
 1/20/2007               $17,508             $13,184               $17,275
 1/21/2007               $17,508             $13,184               $17,275
 1/22/2007               $17,390             $13,115               $17,143
 1/23/2007               $17,455             $13,161               $17,218
 1/24/2007               $17,671             $13,273               $17,457
 1/25/2007               $17,728             $13,124               $17,568
 1/26/2007               $17,793             $13,108               $17,630
 1/27/2007               $17,793             $13,108               $17,630
 1/28/2007               $17,793             $13,108               $17,630
 1/29/2007               $17,854             $13,095               $17,661
 1/30/2007               $17,919             $13,171               $17,748
 1/31/2007               $18,021             $13,259               $17,859
  2/1/2007               $18,119             $13,333               $17,930
  2/2/2007               $18,184             $13,356               $17,987
  2/3/2007               $18,184             $13,356               $17,987
  2/4/2007               $18,184             $13,356               $17,987
  2/5/2007               $18,212             $13,344               $18,018
  2/6/2007               $18,420             $13,354               $18,260
  2/7/2007               $18,726             $13,378               $18,623
  2/8/2007               $18,587             $13,362               $18,511
  2/9/2007               $18,363             $13,268               $18,283
 2/10/2007               $18,363             $13,268               $18,283
 2/11/2007               $18,363             $13,268               $18,283
 2/12/2007               $18,074             $13,226               $17,938
 2/13/2007               $18,355             $13,328               $18,257
 2/14/2007               $18,257             $13,434               $18,139
 2/15/2007               $18,375             $13,449               $18,275
 2/16/2007               $18,318             $13,438               $18,208
 2/17/2007               $18,318             $13,438               $18,208
 2/18/2007               $18,318             $13,438               $18,208
 2/19/2007               $18,318             $13,438               $18,208
 2/20/2007               $18,453             $13,476               $18,359
 2/21/2007               $18,392             $13,458               $18,298
 2/22/2007               $18,302             $13,449               $18,196
 2/23/2007               $18,049             $13,403               $17,902
 2/24/2007               $18,049             $13,403               $17,902
 2/25/2007               $18,049             $13,403               $17,902
 2/26/2007               $17,952             $13,388               $17,800
 2/27/2007               $17,398             $12,924               $17,216
 2/28/2007               $17,557             $13,000               $17,388
  3/1/2007               $17,438             $12,966               $17,232
  3/2/2007               $17,125             $12,818               $16,903
  3/3/2007               $17,125             $12,818               $16,903
  3/4/2007               $17,125             $12,818               $16,903
  3/5/2007               $16,489             $12,698               $16,269
  3/6/2007               $17,011             $12,896               $16,837
  3/7/2007               $16,799             $12,867               $16,600
  3/8/2007               $17,023             $12,960               $16,869
  3/9/2007               $17,218             $12,969               $17,087
 3/10/2007               $17,218             $12,969               $17,087
 3/11/2007               $17,218             $12,969               $17,087
 3/12/2007               $17,284             $13,004               $17,184
 3/13/2007               $16,872             $12,743               $16,752
 3/14/2007               $16,962             $12,829               $16,826
 3/15/2007               $17,141             $12,877               $17,004
 3/16/2007               $16,999             $12,827               $16,847
 3/17/2007               $16,999             $12,827               $16,847
 3/18/2007               $16,999             $12,827               $16,847
 3/19/2007               $17,174             $12,967               $17,027
 3/20/2007               $17,223             $13,049               $17,052
 3/21/2007               $17,463             $13,273               $17,290
 3/22/2007               $17,443             $13,268               $17,273
 3/23/2007               $17,451             $13,283               $17,287
 3/24/2007               $17,451             $13,283               $17,287
 3/25/2007               $17,451             $13,283               $17,287
 3/26/2007               $17,239             $13,295               $17,044
 3/27/2007               $17,031             $13,213               $16,824
 3/28/2007               $16,946             $13,111               $16,701
 3/29/2007               $16,986             $13,160               $16,720
 3/30/2007               $17,166             $13,145               $16,937
 3/31/2007               $17,166             $13,145               $16,937

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

-------------------------------------------------------------------------------------------------------------------------
                                            A-CLASS                              C-CLASS                    H-CLASS
                                           (09/01/04)                           (02/20/04)                 (02/20/04)
-------------------------------------------------------------------------------------------------------------------------
                            ONE       ONE      SINCE       SINCE        ONE      ONE        SINCE        ONE      SINCE
                           YEAR      YEAR*   INCEPTION   INCEPTION*    YEAR     YEAR**    INCEPTION     YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND          16.43%     10.89%    20.30%      18.05%      15.53%    14.53%     18.14%     16.34%     18.98%
S&P 500 INDEX             11.83%     11.83%    12.26%      12.26%      11.83%    11.83%      9.19%     11.83%      9.19%
S&P REIT
COMPOSITE INDEX           22.40%     22.40%    26.02%      26.02%      22.40%    22.40%     24.50%     22.40%     24.50%
-------------------------------------------------------------------------------------------------------------------------

 * RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

** RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P REIT COMPOSITE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 35

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

INCEPTION: April 1, 1998

Despite falling unemployment rates, consumer confidence remained volatile throughout the year and started to show signs of weakening toward year-end. While retail sales growth remained positive for most of the year, growth rates were lower than last year. These lower growth rates may be due in part to a cooling real estate market. As fewer homes are sold, less is spent on furnishings and home renovations. Rydex Retailing Fund Investor Class, up 7.34%, underperformed the S&P 500 Index, up 11.83%. Catalog retailing, department stores, general merchandise stores, automotive retail, and drug retail led the gainers while home furnishing retailers and distributors were both negative performers for the year.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED METERIAL.]

                                          RETAILING FUND
SPECIALTY RETAIL                                56%
MULTILINE RETAIL                                20%
FOOD & STAPLES RETAILING                        15%
INTERNET & CATALOG RETAIL                        7%
OTHER                                            2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------------------------------
Investor Class                                                    April 1, 1998
Advisor Class                                                    April 21, 1998
A-Class                                                       September 1, 2004
C-Class                                                             May 9, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                      5.9%
Home Depot, Inc.                                                           3.5%
Target Corp.                                                               3.1%
Lowe's Cos., Inc.                                                          3.0%
Walgreen Co.                                                               2.9%
CVS Corp.                                                                  2.4%
Sears Holdings Corp.                                                       2.4%
Federated Department Stores, Inc.                                          2.3%
Kohl's Corp.                                                               2.3%
Costco Wholesale Corp.                                                     2.1%
-------------------------------------------------------------------------------
Top Ten Total                                                             29.9%
-------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


36 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

RETAILING FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED METERIAL.]

                    RETAILING FUND                         S&P 500 CONSUMER
   DATE                C-CLASS         S&P 500 INDEX     DISCRETIONARY INDEX+

  5/9/2001            $ 10,000           $ 10,000              $ 10,000
 5/31/2001            $ 10,225           $ 10,014              $ 10,245
 6/30/2001            $  9,794           $  9,770              $ 10,086
 7/31/2001            $ 10,225           $  9,674              $ 10,115
 8/31/2001            $  9,391           $  9,068              $  9,040
 9/30/2001            $  8,399           $  8,336              $  7,892
10/31/2001            $  8,633           $  8,495              $  8,072
11/30/2001            $  9,738           $  9,146              $  9,164
12/31/2001            $ 10,112           $  9,226              $  9,384
 1/31/2002            $ 10,253           $  9,092              $  9,300
 2/28/2002            $ 10,234           $  8,916              $  9,411
 3/31/2002            $ 10,318           $  9,252              $  9,580
 4/30/2002            $ 10,140           $  8,691              $  9,190
 5/31/2002            $  9,963           $  8,627              $  9,167
 6/30/2002            $  9,373           $  8,012              $  8,425
 7/31/2002            $  8,184           $  7,388              $  7,433
 8/31/2002            $  8,371           $  7,436              $  7,624
 9/30/2002            $  7,594           $  6,628              $  6,964
10/31/2002            $  8,099           $  7,211              $  7,413
11/30/2002            $  8,399           $  7,636              $  7,772
12/31/2002            $  7,631           $  7,187              $  7,090
 1/31/2003            $  7,294           $  6,999              $  6,856
 2/28/2003            $  7,079           $  6,894              $  6,795
 3/31/2003            $  7,313           $  6,961              $  6,977
 4/30/2003            $  8,071           $  7,534              $  7,783
 5/31/2003            $  8,446           $  7,931              $  8,175
 6/30/2003            $  8,745           $  8,033              $  8,291
 7/31/2003            $  9,185           $  8,174              $  8,468
 8/31/2003            $  9,953           $  8,334              $  8,887
 9/30/2003            $  9,326           $  8,245              $  8,461
10/31/2003            $ 10,281           $  8,711              $  9,214
11/30/2003            $ 10,431           $  8,788              $  9,292
12/31/2003            $ 10,122           $  9,249              $  9,648
 1/31/2004            $ 10,047           $  9,419              $  9,569
 2/29/2004            $ 10,627           $  9,550              $  9,763
 3/31/2004            $ 10,646           $  9,406              $  9,747
 4/30/2004            $ 10,215           $  9,258              $  9,592
 5/31/2004            $ 10,365           $  9,385              $  9,656
 6/30/2004            $ 10,468           $  9,567              $  9,700
 7/31/2004            $  9,869           $  9,251              $  9,312
 8/31/2004            $  9,635           $  9,288              $  9,297
 9/30/2004            $  9,822           $  9,389              $  9,566
10/31/2004            $ 10,094           $  9,532              $  9,952
11/30/2004            $ 10,618           $  9,918              $ 10,345
12/31/2004            $ 10,964           $ 10,255              $ 10,820
 1/31/2005            $ 10,674           $ 10,006              $ 10,367
 2/28/2005            $ 10,787           $ 10,216              $ 10,314
 3/31/2005            $ 11,049           $ 10,035              $ 10,182
 4/30/2005            $ 10,272           $  9,845              $  9,521
 5/31/2005            $ 11,142           $ 10,158              $ 10,073
 6/30/2005            $ 11,489           $ 10,173              $ 10,059
 7/31/2005            $ 12,107           $ 10,551              $ 10,620
 8/31/2005            $ 11,245           $ 10,455              $ 10,248
 9/30/2005            $ 10,768           $ 10,539              $  9,947
10/31/2005            $ 10,824           $ 10,364              $  9,747
11/30/2005            $ 11,461           $ 10,755              $ 10,117
12/31/2005            $ 11,376           $ 10,759              $ 10,024
 1/31/2006            $ 11,676           $ 11,044              $ 10,196
 2/28/2006            $ 11,667           $ 11,074              $ 10,258
 3/31/2006            $ 11,985           $ 11,212              $ 10,294
 4/30/2006            $ 11,985           $ 11,362              $ 10,424
 5/31/2006            $ 11,517           $ 11,035              $ 10,256
 6/30/2006            $ 11,442           $ 11,050              $ 10,219
 7/31/2006            $ 10,843           $ 11,119              $  9,872
 8/31/2006            $ 11,039           $ 11,383              $ 10,057
 9/30/2006            $ 11,826           $ 11,676              $ 10,701
10/31/2006            $ 12,350           $ 12,057              $ 11,389
11/30/2006            $ 12,285           $ 12,286              $ 11,503
12/31/2006            $ 12,322           $ 12,459              $ 11,752
 1/31/2007            $ 12,753           $ 12,647              $ 12,076
 2/28/2007            $ 12,584           $ 12,400              $ 11,709
 3/31/2007            $ 12,753           $ 12,538              $ 11,636

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED METERIAL.]

                    RETAILING FUND                         S&P 500 CONSUMER
  DATE              INVESTOR CLASS     S&P 500 INDEX     DISCRETIONARY INDEX+

  4/1/1998             $ 10,000           $ 10,000             $ 10,000
 6/30/1998             $ 10,900           $ 10,270             $ 10,931
 9/30/1998             $  9,040           $  9,248             $  9,104
12/31/1998             $ 12,400           $ 11,218             $ 11,749
 3/31/1999             $ 13,540           $ 11,777             $ 12,975
 6/30/1999             $ 13,540           $ 12,607             $ 13,485
 9/30/1999             $ 12,110           $ 11,820             $ 12,305
12/31/1999             $ 14,001           $ 13,578             $ 14,575
 3/31/2000             $ 13,335           $ 13,890             $ 14,006
 6/30/2000             $ 11,197           $ 13,521             $ 12,771
 9/30/2000             $ 10,682           $ 13,390             $ 12,096
12/31/2000             $ 10,632           $ 12,342             $ 11,553
 3/31/2001             $ 10,380           $ 10,879             $ 11,530
 6/30/2001             $ 10,561           $ 11,516             $ 12,660
 9/30/2001             $  9,078           $  9,825             $  9,907
12/31/2001             $ 10,975           $ 10,875             $ 11,778
 3/31/2002             $ 11,217           $ 10,905             $ 12,025
 6/30/2002             $ 10,218           $  9,444             $ 10,575
 9/30/2002             $  8,332           $  7,812             $  8,741
12/31/2002             $  8,403           $  8,472             $  8,899
 3/31/2003             $  8,070           $  8,205             $  8,757
 6/30/2003             $  9,674           $  9,468             $ 10,407
 9/30/2003             $ 10,349           $  9,718             $ 10,620
12/31/2003             $ 11,247           $ 10,902             $ 12,110
 3/31/2004             $ 11,842           $ 11,086             $ 12,235
 6/30/2004             $ 11,691           $ 11,277             $ 12,176
 9/30/2004             $ 10,985           $ 11,067             $ 12,007
12/31/2004             $ 12,296           $ 12,088             $ 13,581
 3/31/2005             $ 12,407           $ 11,828             $ 12,780
 6/30/2005             $ 12,932           $ 11,990             $ 12,626
 9/30/2005             $ 12,145           $ 12,422             $ 12,486
12/31/2005             $ 12,881           $ 12,682             $ 12,582
 3/31/2006             $ 13,597           $ 13,215             $ 12,921
 6/30/2006             $ 13,012           $ 13,025             $ 12,827
 9/30/2006             $ 13,476           $ 13,763             $ 13,432
12/31/2006             $ 14,082           $ 14,685             $ 14,751
 3/31/2007             $ 14,596           $ 14,779             $ 14,605

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

---------------------------------------------------------------------------------------------------------------------
                                              INVESTOR CLASS                                      ADVISOR CLASS
                                                (04/01/98)                                         (04/21/98)
---------------------------------------------------------------------------------------------------------------------
                                        ONE     FIVE       SINCE                            ONE     FIVE      SINCE
                                        YEAR    YEAR     INCEPTION                          YEAR    YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------------------
RETAILING FUND                          7.34%   5.41%      4.29%                            6.89%   5.01%     3.90%
S&P 500 INDEX                          11.83%   6.27%      4.44%                           11.83%   6.27%     4.27%
S&P 500 CONSUMER DISCRETIONARY INDEX   14.37%   5.04%      5.32%                           14.37%   5.04%     5.03%
---------------------------------------------------------------------------------------------------------------------

                                                       A-CLASS                                  C-CLASS
                                                      (09/01/04)                              (05/09/01)
---------------------------------------------------------------------------------------------------------------------
                                         ONE     ONE       SINCE       SINCE       ONE      ONE     FIVE      SINCE
                                        YEAR    YEAR*    INCEPTION   INCEPTION*    YEAR    YEAR**   YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------------------
RETAILING FUND                          7.18%    2.11%     12.14%      10.04%      6.41%    5.41%   4.33%     4.21%
S&P 500 INDEX                          11.83%   11.83%     12.26%      12.26%     11.83%   11.83%   6.27%     3.91%
S&P 500 CONSUMER DISCRETIONARY INDEX   14.37%   14.37%     10.24%      10.24%     14.37%   14.37%   5.04%     3.63%
---------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P CONSUMER DISCRETIONARY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 37

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semi-conductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

INCEPTION: April 14, 1998

In the one-year period ended March 31, 2007, the Federal Reserve paused raising interest rates and the overall equity market tried to figure out what the Fed would do next. Therefore, macroeconomic news drove market volatility, making it dependent on how the news was interpreted by investors. The VIX, which is a proxy for market volatility, has ridden a roller-coaster in this past period, ending at 14.64, about the average level since the latest bull market began in March 2003.

In terms of both breadth and performance, technology was among those at the bottom, despite the fact that its earnings growth forecasted by Wall Street analysts gradually took over the No. 1 position among the 10 sectors.

The market went down during the period, and because technology stocks tend to move higher than the market in an upturn and lower than the market in a downturn, the sector underperformed. Software stocks contributed the most to the Fund's performance, while hardware, semiconductors, and semiconductor equipment were the drag. Rydex Technology Fund Investor Class returned 1.46% during the period.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED METERIAL.]

                                                  TECHNOLOGY FUND
SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT                21%
SOFTWARE                                                 19%
IT SERVICES                                              14%
COMPUTERS & PERIPHERALS                                  14%
COMMUNICATIONS EQUIPMENT                                 13%
ELECTRONIC EQUIPMENT & INSTRUMENTS                       11%
INTERNET SOFTWARE & SERVICES                              7%
OTHER                                                     1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------------------------------
Investor Class                                                   April 14, 1998
Advisor Class                                                    April 29, 1998
A-Class                                                       September 1, 2004
C-Class                                                          April 18, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
-------------------------------------------------------------------------------
Microsoft Corp.                                                            3.1%
International Business Machines
   Corp.                                                                   2.3%
Cisco Systems, Inc.                                                        2.1%
Intel Corp.                                                                2.0%
Google, Inc. -- Class A                                                    2.0%
Hewlett-Packard Co.                                                        1.6%
Yahoo!, Inc.                                                               1.5%
Oracle Corp.                                                               1.5%
Dell, Inc.                                                                 1.4%
eBay, Inc.                                                                 1.4%
-------------------------------------------------------------------------------
Top Ten Total                                                             18.9%
-------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


38 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

TECHNOLOGY FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED METERIAL.]

                      TECHNOLOGY FUND                       S&P 500 INFORMATION
   DATE                  C-CLASS           S&P 500 INDEX     TECHNOLOGY INDEX+

 4/18/2001              $ 10,000             $ 10,000            $ 10,000
 4/30/2001              $ 10,196             $ 10,093            $ 10,086
 5/31/2001              $  9,663             $ 10,161            $  9,581
 6/30/2001              $  9,602             $  9,914            $  9,691
 7/31/2001              $  8,907             $  9,816            $  9,114
 8/31/2001              $  7,719             $  9,202            $  7,963
 9/30/2001              $  6,100             $  8,458            $  6,397
10/31/2001              $  7,065             $  8,620            $  7,508
11/30/2001              $  8,225             $  9,281            $  8,788
12/31/2001              $  8,077             $  9,362            $  8,616
 1/31/2002              $  8,030             $  9,226            $  8,734
 2/28/2002              $  6,950             $  9,048            $  7,508
 3/31/2002              $  7,355             $  9,388            $  7,972
 4/30/2002              $  6,511             $  8,819            $  6,984
 5/31/2002              $  6,215             $  8,754            $  6,714
 6/30/2002              $  5,317             $  8,130            $  5,896
 7/31/2002              $  4,791             $  7,497            $  5,404
 8/31/2002              $  4,750             $  7,546            $  5,337
 9/30/2002              $  3,880             $  6,726            $  4,400
10/31/2002              $  4,791             $  7,318            $  5,381
11/30/2002              $  5,729             $  7,748            $  6,287
12/31/2002              $  4,784             $  7,293            $  5,379
 1/31/2003              $  4,703             $  7,102            $  5,287
 2/28/2003              $  4,771             $  6,996            $  5,415
 3/31/2003              $  4,723             $  7,063            $  5,349
 4/30/2003              $  5,209             $  7,645            $  5,831
 5/31/2003              $  5,972             $  8,048            $  6,319
 6/30/2003              $  5,978             $  8,151            $  6,315
 7/31/2003              $  6,329             $  8,294            $  6,664
 8/31/2003              $  6,957             $  8,456            $  7,042
 9/30/2003              $  6,646             $  8,366            $  6,995
10/31/2003              $  7,321             $  8,840            $  7,563
11/30/2003              $  7,449             $  8,917            $  7,680
12/31/2003              $  7,443             $  9,385            $  7,882
 1/31/2004              $  7,841             $  9,557            $  8,156
 2/29/2004              $  7,638             $  9,690            $  7,888
 3/31/2004              $  7,490             $  9,544            $  7,677
 4/30/2004              $  6,957             $  9,394            $  7,318
 5/31/2004              $  7,321             $  9,523            $  7,678
 6/30/2004              $  7,422             $  9,708            $  7,889
 7/31/2004              $  6,599             $  9,387            $  7,294
 8/31/2004              $  6,221             $  9,425            $  6,900
 9/30/2004              $  6,471             $  9,527            $  7,100
10/31/2004              $  6,842             $  9,673            $  7,472
11/30/2004              $  7,186             $ 10,064            $  7,829
12/31/2004              $  7,389             $ 10,406            $  8,051
 1/31/2005              $  6,910             $ 10,153            $  7,628
 2/28/2005              $  6,950             $ 10,366            $  7,626
 3/31/2005              $  6,748             $ 10,183            $  7,449
 4/30/2005              $  6,444             $  9,990            $  7,155
 5/31/2005              $  7,058             $ 10,308            $  7,704
 6/30/2005              $  6,943             $ 10,322            $  7,569
 7/31/2005              $  7,382             $ 10,706            $  8,012
 8/31/2005              $  7,287             $ 10,608            $  7,987
 9/30/2005              $  7,368             $ 10,694            $  8,008
10/31/2005              $  7,274             $ 10,516            $  7,831
11/30/2005              $  7,632             $ 10,914            $  8,327
12/31/2005              $  7,504             $ 10,918            $  8,081
 1/31/2006              $  7,863             $ 11,207            $  8,339
 2/28/2006              $  7,809             $ 11,237            $  8,256
 3/31/2006              $  7,991             $ 11,377            $  8,405
 4/30/2006              $  7,971             $ 11,530            $  8,308
 5/31/2006              $  7,369             $ 11,198            $  7,713
 6/30/2006              $  7,213             $ 11,213            $  7,583
 7/31/2006              $  6,861             $ 11,282            $  7,297
 8/31/2006              $  7,355             $ 11,551            $  7,900
 9/30/2006              $  7,572             $ 11,848            $  8,215
10/31/2006              $  7,822             $ 12,234            $  8,553
11/30/2006              $  8,032             $ 12,467            $  8,824
12/31/2006              $  7,910             $ 12,642            $  8,704
 1/31/2007              $  8,012             $ 12,833            $  8,840
 2/28/2007              $  7,991             $ 12,582            $  8,561
 3/31/2007              $  8,032             $ 12,723            $  8,607

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED METERIAL.]

                      TECHNOLOGY FUND                       S&P 500 INFORMATION
  DATE                INVESTOR CLASS       S&P 500 INDEX     TECHNOLOGY INDEX+

 4/14/1998              $ 10,000             $ 10,000            $ 10,000
 6/30/1998              $ 11,140             $ 10,195            $ 10,959
 9/30/1998              $ 11,090             $  9,181            $ 10,827
12/31/1998              $ 15,340             $ 11,136            $ 14,764
 3/31/1999              $ 17,020             $ 11,691            $ 16,560
 6/30/1999              $ 19,020             $ 12,515            $ 18,487
 9/30/1999              $ 19,900             $ 11,734            $ 19,396
12/31/1999              $ 27,790             $ 13,480            $ 26,345
 3/31/2000              $ 31,590             $ 13,789            $ 29,910
 6/30/2000              $ 28,460             $ 13,423            $ 27,141
 9/30/2000              $ 24,590             $ 13,292            $ 23,354
12/31/2000              $ 17,020             $ 12,252            $ 15,552
 3/31/2001              $ 12,700             $ 10,800            $ 11,521
 6/30/2001              $ 14,260             $ 11,432            $ 12,943
 9/30/2001              $  9,090             $  9,754            $  8,544
12/31/2001              $ 12,060             $ 10,796            $ 11,508
 3/31/2002              $ 11,000             $ 10,826            $ 10,648
 6/30/2002              $  7,980             $  9,376            $  7,875
 9/30/2002              $  5,830             $  7,756            $  5,877
12/31/2002              $  7,190             $  8,410            $  7,184
 3/31/2003              $  7,110             $  8,145            $  7,144
 6/30/2003              $  9,040             $  9,399            $  8,434
 9/30/2003              $ 10,090             $  9,648            $  9,342
12/31/2003              $ 11,300             $ 10,823            $ 10,528
 3/31/2004              $ 11,390             $ 11,006            $ 10,253
 6/30/2004              $ 11,310             $ 11,195            $ 10,537
 9/30/2004              $  9,880             $ 10,986            $  9,483
12/31/2004              $ 11,320             $ 12,000            $ 10,752
 3/31/2005              $ 10,350             $ 11,742            $  9,949
 6/30/2005              $ 10,670             $ 11,903            $ 10,109
 9/30/2005              $ 11,360             $ 12,332            $ 10,695
12/31/2005              $ 11,601             $ 12,590            $ 10,794
 3/31/2006              $ 12,383             $ 13,119            $ 11,226
 6/30/2006              $ 11,200             $ 12,930            $ 10,128
 9/30/2006              $ 11,792             $ 13,663            $ 10,972
12/31/2006              $ 12,343             $ 14,578            $ 11,625
 3/31/2007              $ 12,564             $ 14,671            $ 11,496

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

----------------------------------------------------------------------------------------------------------------------------
                                              INVESTOR CLASS                                           ADVISOR CLASS
                                                (04/14/98)                                               (04/29/98)
----------------------------------------------------------------------------------------------------------------------------
                                        ONE      FIVE      SINCE                                 ONE       FIVE      SINCE
                                        YEAR     YEAR    INCEPTION                              YEAR       YEAR    INCEPTION
----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND                         1.46%    2.69%     2.58%                                0.92%      2.33%     1.22%
S&P 500 INDEX                          11.83%    6.27%     4.37%                               11.83%      6.27%     4.61%
S&P 500 INFORMATION TECHNOLOGY INDEX    3.10%    2.06%     1.94%                                3.10%      2.06%     1.31%
----------------------------------------------------------------------------------------------------------------------------

                                                       A-CLASS                                       C-CLASS
                                                      (09/01/04)                                    (04/18/01)
----------------------------------------------------------------------------------------------------------------------------
                                        ONE      ONE       SINCE       SINCE            ONE       ONE      FIVE      SINCE
                                        YEAR    YEAR*    INCEPTION   INCEPTION*        YEAR     YEAR**     YEAR    INCEPTION
----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND                         1.17%   -3.67%    10.74%        8.69%          0.51%    -0.49%     1.78%    -3.62%
S&P 500 INDEX                          11.83%   11.83%    12.26%       12.26%         11.83%    11.83%     6.27%     4.13%
S&P 500 INFORMATION TECHNOLOGY INDEX    3.10%    3.10%     9.40%        9.40%          3.10%     3.10%     2.06%    -2.04%
----------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 39

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

INCEPTION: April 1, 1998

In contrast to the previous year, the telecommunications sector was both the broadest and best-performing sector, with telecommunication services delivering double digit returns. Hardware and equipment stocks declined during the period. As companies fought for market share, a wave of mergers and acquisitions had started in the diversified telecommunication services industry.

Rydex Telecommunication Fund Investor Class returned 7.87% for the period versus 11.83% for the broad-market S&P 500 Index.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                         TELECOMMUNICATIONS FUND

COMMUNICATIONS EQUIPMENT                            50%
DIVERSIFIED TELECOMMUNICATION SERVICES              27%
WIRELESS TELECOMMUNICATION SERVICES                 23%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------------------------
Investor Class                                              April 1, 1998
Advisor Class                                               April 1, 1998
A-Class                                                 September 1, 2004
C-Class                                                    April 18, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
-------------------------------------------------------------------------
AT&T, Inc.                                                            9.3%
Cisco Systems, Inc.                                                   6.5%
Vodafone Group PLC -- SP ADR                                          6.3%
Verizon Communications, Inc.                                          5.8%
Nokia OYJ -- SP ADR                                                   5.6%
Qualcomm, Inc.                                                        4.8%
Sprint Nextel Corp.                                                   3.9%
Corning, Inc.                                                         3.5%
Motorola, Inc.                                                        3.3%
Alltel Corp.                                                          2.7%
-------------------------------------------------------------------------
Top Ten Total                                                        51.7%
-------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


40 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GPAPH IN THE PRINTED MATERIAL.]

                   TELECOMMUNICATIONS      S&P 500     S&P 500 TELECOMMUNICATION
         DATE         FUND C-CLASS          INDEX           SERVICES INDEX+

       4/18/2001        $ 10,000           $ 10,000              $ 10,000
       4/30/2001        $ 10,045           $ 10,093              $ 10,045
       5/31/2001        $  9,008           $ 10,161              $  9,884
       6/30/2001        $  7,904           $  9,914              $  9,451
       7/31/2001        $  7,871           $  9,816              $  9,845
       8/31/2001        $  6,990           $  9,202              $  8,931
       9/30/2001        $  6,878           $  8,458              $  9,437
      10/31/2001        $  6,633           $  8,620              $  8,160
      11/30/2001        $  7,072           $  9,281              $  8,307
      12/31/2001        $  7,028           $  9,362              $  8,447
       1/31/2002        $  6,345           $  9,226              $  7,759
       2/28/2002        $  5,685           $  9,048              $  7,259
       3/31/2002        $  5,584           $  9,388              $  7,102
       4/30/2002        $  4,689           $  8,819              $  5,970
       5/31/2002        $  4,555           $  8,754              $  6,187
       6/30/2002        $  3,917           $  8,130              $  5,410
       7/31/2002        $  3,480           $  7,497              $  4,707
       8/31/2002        $  3,503           $  7,546              $  4,624
       9/30/2002        $  2,910           $  6,726              $  3,969
      10/31/2002        $  3,760           $  7,318              $  5,235
      11/30/2002        $  4,510           $  7,748              $  5,862
      12/31/2002        $  3,950           $  7,293              $  5,416
       1/31/2003        $  3,928           $  7,102              $  5,037
       2/28/2003        $  3,760           $  6,996              $  4,616
       3/31/2003        $  3,671           $  7,063              $  4,599
       4/30/2003        $  4,025           $  7,645              $  5,012
       5/31/2003        $  4,476           $  8,048              $  5,348
       6/30/2003        $  4,484           $  8,151              $  5,540
       7/31/2003        $  4,506           $  8,294              $  5,200
       8/31/2003        $  4,670           $  8,456              $  5,200
       9/30/2003        $  4,655           $  8,366              $  4,980
      10/31/2003        $  4,984           $  8,840              $  5,205
      11/30/2003        $  5,025           $  8,917              $  5,139
      12/31/2003        $  5,178           $  9,385              $  5,593
       1/31/2004        $  5,729           $  9,557              $  5,800
       2/29/2004        $  5,841           $  9,690              $  5,915
       3/31/2004        $  5,639           $  9,544              $  5,826
       4/30/2004        $  5,238           $  9,394              $  5,792
       5/31/2004        $  5,283           $  9,523              $  5,555
       6/30/2004        $  5,470           $  9,708              $  5,723
       7/31/2004        $  5,100           $  9,387              $  5,902
       8/31/2004        $  5,025           $  9,425              $  5,969
       9/30/2004        $  5,219           $  9,527              $  6,039
      10/31/2004        $  5,425           $  9,673              $  6,093
      11/30/2004        $  5,699           $ 10,064              $  6,335
      12/31/2004        $  5,807           $ 10,406              $  6,487
       1/31/2005        $  5,392           $ 10,153              $  5,994
       2/28/2005        $  5,343           $ 10,366              $  6,033
       3/31/2005        $  5,171           $ 10,183              $  5,929
       4/30/2005        $  5,092           $  9,990              $  5,937
       5/31/2005        $  5,373           $ 10,308              $  6,007
       6/30/2005        $  5,444           $ 10,322              $  6,085
       7/31/2005        $  5,751           $ 10,706              $  6,275
       8/31/2005        $  5,721           $ 10,608              $  6,057
       9/30/2005        $  5,833           $ 10,694              $  5,965
      10/31/2005        $  5,635           $ 10,516              $  5,841
      11/30/2005        $  5,837           $ 10,914              $  6,128
      12/31/2005        $  5,728           $ 10,918              $  5,900
       1/31/2006        $  6,036           $ 11,207              $  6,092
       2/28/2006        $  6,143           $ 11,237              $  6,491
       3/31/2006        $  6,497           $ 11,377              $  6,690
       4/30/2006        $  6,451           $ 11,530              $  6,495
       5/31/2006        $  6,047           $ 11,198              $  6,299
       6/30/2006        $  6,036           $ 11,213              $  6,595
       7/31/2006        $  5,816           $ 11,282              $  6,873
       8/31/2006        $  6,159           $ 11,551              $  6,952
       9/30/2006        $  6,343           $ 11,848              $  7,230
      10/31/2006        $  6,505           $ 12,234              $  7,480
      11/30/2006        $  6,631           $ 12,467              $  7,456
      12/31/2006        $  6,752           $ 12,642              $  7,796
       1/31/2007        $  6,911           $ 12,833              $  8,037
       2/28/2007        $  6,876           $ 12,582              $  7,983
       3/31/2007        $  6,938           $ 12,723              $  8,292

                    TELECOMMUNICATIONS     S&P 500     S&P 500 TELECOMMUNICATION
          DATE     FUND INVESTOR CLASS      INDEX            SERVICES INDEX+

        4/1/1998        $ 10,000          $  10,000             $  10,000
       6/30/1998        $ 10,130          $  10,270             $   9,618
       9/30/1998        $  9,350          $   9,248             $  10,053
      12/31/1998        $ 12,420          $  11,218             $  12,826
       3/31/1999        $ 13,030          $  11,777             $  13,212
       6/30/1999        $ 15,120          $  12,607             $  14,919
       9/30/1999        $ 14,510          $  11,820             $  13,765
      12/31/1999        $ 19,696          $  13,578             $  15,059
       3/31/2000        $ 20,397          $  13,890             $  14,797
       6/30/2000        $ 18,526          $  13,521             $  12,688
       9/30/2000        $ 15,205          $  13,390             $  11,271
      12/31/2000        $ 11,934          $  12,342             $   9,085
       3/31/2001        $  8,013          $  10,879             $   8,979
       6/30/2001        $  7,102          $  11,516             $   8,775
       9/30/2001        $  6,202          $   9,825             $   8,761
      12/31/2001        $  6,346          $  10,875             $   7,842
       3/31/2002        $  5,061          $  10,905             $   6,594
       6/30/2002        $  3,555          $   9,444             $   5,023
       9/30/2002        $  2,651          $   7,812             $   3,685
      12/31/2002        $  3,615          $   8,472             $   5,028
       3/31/2003        $  3,364          $   8,205             $   4,270
       6/30/2003        $  4,107          $   9,468             $   5,143
       9/30/2003        $  4,274          $   9,718             $   4,624
      12/31/2003        $  4,763          $  10,902             $   5,193
       3/31/2004        $  5,200          $  11,086             $   5,409
       6/30/2004        $  5,059          $  11,277             $   5,313
       9/30/2004        $  4,837          $  11,067             $   5,606
      12/31/2004        $  5,395          $  12,088             $   6,022
       3/31/2005        $  4,814          $  11,828             $   5,504
       6/30/2005        $  5,083          $  11,990             $   5,649
       9/30/2005        $  5,455          $  12,422             $   5,538
      12/31/2005        $  5,374          $  12,682             $   5,477
       3/31/2006        $  6,112          $  13,215             $   6,211
       6/30/2006        $  5,691          $  13,025             $   6,123
       9/30/2006        $  5,995          $  13,763             $   6,712
      12/31/2006        $  6,399          $  14,685             $   7,237
       3/31/2007        $  6,593          $  14,779             $   7,698

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

-------------------------------------------------------------------------------------------------------
                                    INVESTOR CLASS                              ADVISOR CLASS
                                      (04/01/98)                                  (04/01/98)
-------------------------------------------------------------------------------------------------------
                               ONE    FIVE      SINCE                   ONE          FIVE       SINCE
                               YEAR   YEAR    INCEPTION                 YEAR         YEAR     INCEPTION
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND        7.87%  5.43%     -4.52%                  7.35%        5.08%     -4.95%
S&P 500 INDEX                 11.83%  6.27%      4.44%                 11.83%        6.27%      4.44%
S&P 500 TELECOMMUNICATION
SERVICES INDEX                28.15%  6.80%     -0.25%                 28.15%        6.80%     -0.25%
-------------------------------------------------------------------------------------------------------

                                             A-CLASS                                C-CLASS
                                           (09/01/04)                             (04/18/01)
-------------------------------------------------------------------------------------------------------
                               ONE     ONE      SINCE        SINCE      ONE     ONE    FIVE     SINCE
                               YEAR   YEAR*   INCEPTION    INCEPTION*   YEAR   YEAR**  YEAR   INCEPTION
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND        7.27%   2.15%    13.74%       11.60%     6.78%   5.78%  4.44%   -5.96%
S&P 500 INDEX                 11.83%  11.83%    12.26%       12.26%    11.83%  11.83%  6.27%    4.13%
S&P 500 TELECOMMUNICATION
SERVICES INDEX                28.15%  28.15%    17.50%       17.50%    28.15%  28.15%  6.80%    0.01%
-------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P TELECOMMUNICATION SERVICES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 41

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

INCEPTION: April 2, 1998

The transportation industry, negatively impacted by the poor performance of airline stocks, underperformed the S&P 500 Index during the period. While the airline industry has made strides in improving revenues and earnings, lowering costs and increasing passenger traffic, it was plagued by concerns over terrorism, weather-related cancellations and uncertainty over fuel costs.

While the price of oil headed lower in the second half of 2006, it still remains at historically high levels and its price behavior is still vulnerable to political tension. Indeed, we experienced rising Middle East tensions with Iran in March 2007 due to the hostage situation involving British sailors. This led to a spike in oil prices. Additionally, terrorism fears were renewed in August 2006, when a plot to mix liquids in order to create and detonate explosive devices on board airliners was foiled.

Railroad stocks were the best performers in the group. Solid import volumes helped offset weakness in other freight in need of transportation. Pricing power remained solid and revenues per freight car showed continued year-over-year growth. Rydex Transportation Fund Investor Class was up 3.04% for the period.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                             TRANSPORTATION FUND
ROAD & RAIL                                                          53%
AIR FREIGHT & LOGISTICS                                              25%
AIRLINES                                                             19%
OTHER                                                                 3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 2, 1998
Advisor Class                                                       June 9, 1998
A-Class                                                        September 1, 2004
C-Class                                                             May 14, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
United Parcel Service, Inc. -- Class B                                      7.7%
FedEx Corp.                                                                 6.6%
Burlington Northern Santa Fe Corp.                                          6.6%
Union Pacific Corp.                                                         6.4%
Norfolk Southern Corp.                                                      5.3%
CSX Corp.                                                                   5.2%
Southwest Airlines Co.                                                      3.8%
Hertz Global Holdings, Inc.                                                 3.8%
CH Robinson Worldwide, Inc.                                                 3.5%
Expeditors International Washington, Inc.                                   3.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              52.3%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


42 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

TRANSPORTATION FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            TRANSPORTATION FUND
   DATE           C-CLASS         S&P 500 INDEX   S&P 500 INDUSTRIALS INDEX+

 5/14/2001        $ 10,000           $ 10,000               $ 10,000
 5/31/2001        $ 10,299           $ 10,063               $ 10,117
 6/30/2001        $  9,910           $  9,818               $  9,714
 7/31/2001        $ 10,060           $  9,722               $  9,380
 8/31/2001        $  9,611           $  9,113               $  8,967
 9/30/2001        $  7,979           $  8,377               $  7,856
10/31/2001        $  8,204           $  8,537               $  8,012
11/30/2001        $  9,222           $  9,192               $  8,751
12/31/2001        $  9,521           $  9,272               $  9,134
 1/31/2002        $ 10,060           $  9,137               $  8,649
 2/28/2002        $ 10,165           $  8,961               $  8,849
 3/31/2002        $ 10,344           $  9,298               $  8,982
 4/30/2002        $  9,521           $  8,734               $  8,140
 5/31/2002        $  9,596           $  8,670               $  8,152
 6/30/2002        $  9,521           $  8,052               $  7,674
 7/31/2002        $  8,398           $  7,425               $  7,345
 8/31/2002        $  8,129           $  7,473               $  7,177
 9/30/2002        $  7,710           $  6,661               $  6,303
10/31/2002        $  8,114           $  7,247               $  6,542
11/30/2002        $  8,428           $  7,674               $  6,949
12/31/2002        $  8,219           $  7,223               $  6,616
 1/31/2003        $  7,620           $  7,034               $  6,293
 2/28/2003        $  7,246           $  6,928               $  6,177
 3/31/2003        $  7,410           $  6,996               $  6,253
 4/30/2003        $  8,189           $  7,572               $  6,915
 5/31/2003        $  8,418           $  7,971               $  7,095
 6/30/2003        $  8,333           $  8,073               $  7,208
 7/31/2003        $  8,718           $  8,215               $  7,414
 8/31/2003        $  8,952           $  8,375               $  7,718
 9/30/2003        $  8,882           $  8,286               $  7,502
10/31/2003        $  9,511           $  8,755               $  7,921
11/30/2003        $  9,496           $  8,832               $  8,029
12/31/2003        $  9,661           $  9,295               $  8,583
 1/31/2004        $  9,197           $  9,466               $  8,675
 2/29/2004        $  9,167           $  9,597               $  8,579
 3/31/2004        $  9,197           $  9,453               $  8,460
 4/30/2004        $  9,237           $  9,304               $  8,444
 5/31/2004        $  9,381           $  9,432               $  8,634
 6/30/2004        $ 10,080           $  9,615               $  9,134
 7/31/2004        $  9,566           $  9,297               $  8,942
 8/31/2004        $  9,561           $  9,335               $  8,909
 9/30/2004        $  9,915           $  9,436               $  9,089
10/31/2004        $ 10,689           $  9,580               $  9,187
11/30/2004        $ 11,262           $  9,967               $  9,711
12/31/2004        $ 11,647           $ 10,307               $  9,952
 1/31/2005        $ 10,858           $ 10,055               $  9,681
 2/28/2005        $ 11,013           $ 10,267               $  9,724
 3/31/2005        $ 10,833           $ 10,085               $  9,749
 4/30/2005        $  9,980           $  9,894               $  9,452
 5/31/2005        $ 10,564           $ 10,209               $  9,661
 6/30/2005        $ 10,205           $ 10,223               $  9,380
 7/31/2005        $ 11,033           $ 10,603               $  9,690
 8/31/2005        $ 10,634           $ 10,507               $  9,455
 9/30/2005        $ 10,923           $ 10,592               $  9,560
10/31/2005        $ 11,342           $ 10,415               $  9,450
11/30/2005        $ 12,221           $ 10,809               $  9,975
12/31/2005        $ 12,435           $ 10,813               $  9,987
 1/31/2006        $ 13,009           $ 11,099               $  9,942
 2/28/2006        $ 13,104           $ 11,129               $ 10,177
 3/31/2006        $ 13,543           $ 11,268               $ 10,638
 4/30/2006        $ 13,673           $ 11,419               $ 10,850
 5/31/2006        $ 13,538           $ 11,090               $ 10,659
 6/30/2006        $ 14,296           $ 11,106               $ 10,588
 7/31/2006        $ 12,565           $ 11,174               $ 10,026
 8/31/2006        $ 12,181           $ 11,440               $ 10,143
 9/30/2006        $ 12,610           $ 11,735               $ 10,526
10/31/2006        $ 13,448           $ 12,117               $ 10,767
11/30/2006        $ 13,648           $ 12,347               $ 10,998
12/31/2006        $ 13,219           $ 12,521               $ 11,088
 1/31/2007        $ 14,077           $ 12,710               $ 11,232
 2/28/2007        $ 14,012           $ 12,461               $ 11,062
 3/31/2007        $ 13,812           $ 12,601               $ 11,152

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            TRANSPORTATION FUND
    DATE       INVESTOR CLASS     S&P 500 INDEX   S&P 500 INDUSTRIALS INDEX+

  4/2/1998         $ 10,000         $  10,000               $ 10,000
 6/30/1998         $  9,060         $  10,161               $  9,483
 9/30/1998         $  7,120         $   9,150               $  8,090
12/31/1998         $  8,060         $  11,099               $  9,524
 3/31/1999         $  7,990         $  11,652               $  9,872
 6/30/1999         $  8,590         $  12,473               $ 11,071
 9/30/1999         $  6,880         $  11,694               $ 10,490
12/31/1999         $  6,580         $  13,434               $ 11,424
 3/31/2000         $  6,240         $  13,742               $ 11,255
 6/30/2000         $  5,810         $  13,377               $ 11,096
 9/30/2000         $  5,850         $  13,247               $ 12,040
12/31/2000         $  6,610         $  12,211               $ 11,941
 3/31/2001         $  6,420         $  10,763               $ 10,656
 6/30/2001         $  6,620         $  11,393               $ 11,811
 9/30/2001         $  5,330         $   9,721               $  9,552
12/31/2001         $  6,380         $  10,760               $ 11,106
 3/31/2002         $  6,950         $  10,789               $ 10,921
 6/30/2002         $  6,410         $   9,344               $  9,331
 9/30/2002         $  5,210         $   7,729               $  7,664
12/31/2002         $  5,550         $   8,382               $  8,044
 3/31/2003         $  5,010         $   8,118               $  7,603
 6/30/2003         $  5,650         $   9,367               $  8,765
 9/30/2003         $  6,033         $   9,615               $  9,122
12/31/2003         $  6,580         $  10,786               $ 10,436
 3/31/2004         $  6,280         $  10,969               $ 10,286
 6/30/2004         $  6,903         $  11,157               $ 11,106
 9/30/2004         $  6,807         $  10,949               $ 11,052
12/31/2004         $  8,017         $  11,960               $ 12,100
 3/31/2005         $  7,473         $  11,703               $ 11,854
 6/30/2005         $  7,057         $  11,863               $ 11,405
 9/30/2005         $  7,573         $  12,290               $ 11,624
12/31/2005         $  8,640         $  12,547               $ 12,143
 3/31/2006         $  9,433         $  13,075               $ 12,934
 6/30/2006         $  9,983         $  12,887               $ 12,875
 9/30/2006         $  8,830         $  13,617               $ 12,799
12/31/2006         $  9,280         $  14,529               $ 13,482
 3/31/2007         $  9,720         $  14,622               $ 13,560

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

------------------------------------------------------------------------------------------------------

                                         INVESTOR CLASS                           ADVISOR CLASS
                                           (04/02/98)                               (06/09/98)
------------------------------------------------------------------------------------------------------
                                     ONE     FIVE    SINCE                    ONE    FIVE    SINCE
                                    YEAR     YEAR  INCEPTION                  YEAR   YEAR  INCEPTION
------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND                  3.04%   6.94%   -0.32%                   2.50%  6.54%   -0.15%
S&P 500 INDEX                       11.83%   6.27%    4.31%                  11.83%  6.27%    4.39%
S&P 500 INDUSTRIALS INDEX            6.99%   6.41%    5.16%                   6.99%  6.41%    5.98%
------------------------------------------------------------------------------------------------------

                                          A-CLASS                              C-CLASS
                                         (09/01/04)                           (05/14/01)
------------------------------------------------------------------------------------------------------
                             ONE     ONE     SINCE       SINCE       ONE     ONE     FIVE      SINCE
                            YEAR    YEAR*  INCEPTION   INCEPTION*   YEAR    YEAR**   YEAR    INCEPTION
------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND          2.72%  -2.16%   16.23%      14.06%      1.99%    0.99%  5.95%     5.65%
S&P 500 INDEX               11.83%  11.83%   12.26%      12.26%     11.83%   11.83%  6.27%     4.01%
S&P 500 INDUSTRIALS INDEX    6.99%   6.99%   11.19%      11.19%      6.99%    6.99%  6.41%     3.75%
------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INDUSTRIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 43

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities.

INCEPTION: April 3, 2000

During the period, the utilities sector posted a solid performance against the broader S&P 500 Index. Rydex Utilities Fund Investor Class gained 29.64%, while the S&P 500 Index improved by 11.83% for the year ended March 31, 2007. Performance across the sector was very strong. Of the 79 stocks in the S&P 500 Utilities Index, only four posted negative price gains and all but 12 failed to beat the S&P 500 Index.

Over the course of the year, a more benign interest rate environment became apparent and some concerns over a slowdown in economic growth arose. These conditions benefited utility stocks, which typically have higher dividend yields than other equities and are viewed as a safe haven in times of market uncertainty.

The regulatory front improved with the repeal of the Public Utility Holding Company Act, leading to some expectation that it would promote further industry consolidation. Still, there were some stumbling blocks. The planned mergers of Exelon and Public Service Enterprise Service Group and of FPL Group and Constellation Energy were terminated. These events raised questions regarding the successful navigation of the regulatory approval process. Additionally, there was heated political backlash in states like Maryland and Illinois due to proposed (and rather sharp) rate hikes that were associated with the expiration of pricing freezes.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                                                UTILITIES FUND
ELECTRIC UTILITIES                                                    37%
MULTI-UTILITIES                                                       35%
GAS UTILITIES                                                         14%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                          12%
OTHER                                                                  2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 3, 2000
Advisor Class                                                      April 3, 2000
A-Class                                                        September 1, 2004
C-Class                                                           April 27, 2001

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exelon Corp.                                                                3.5%
TXU Corp.                                                                   2.9%
Dominion Resources, Inc.                                                    2.8%
FPL Group, Inc.                                                             2.6%
Southern Co.                                                                2.5%
Duke Energy Corp.                                                           2.5%
Public Service Enterprise Group, Inc.                                       2.5%
Entergy Corp.                                                               2.4%
FirstEnergy Corp.                                                           2.4%
American Electric Power Co., Inc.                                           2.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              26.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


44 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                               [GRAPHIC OMITTED]

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

UTILITIES FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            UTILITIES FUND
   DATE         C-CLASS      S&P 500 INDEX   S&P 500 UTILITIES INDEX+

 4/27/2001     $ 10,000          $ 10,000             $ 10,000
 4/30/2001     $ 10,024          $  9,972             $ 10,019
 5/31/2001     $  9,676          $ 10,039             $  9,662
 6/30/2001     $  8,902          $  9,794             $  8,876
 7/31/2001     $  8,452          $  9,698             $  8,457
 8/31/2001     $  8,231          $  9,091             $  8,191
 9/30/2001     $  7,338          $  8,357             $  7,226
10/31/2001     $  7,267          $  8,516             $  7,192
11/30/2001     $  6,845          $  9,169             $  6,773
12/31/2001     $  7,047          $  9,250             $  6,928
 1/31/2002     $  6,535          $  9,115             $  6,516
 2/28/2002     $  6,309          $  8,939             $  6,342
 3/31/2002     $  7,005          $  9,275             $  7,097
 4/30/2002     $  6,887          $  8,713             $  6,955
 5/31/2002     $  6,318          $  8,649             $  6,307
 6/30/2002     $  5,840          $  8,032             $  5,838
 7/31/2002     $  4,977          $  7,406             $  5,012
 8/31/2002     $  5,128          $  7,455             $  5,167
 9/30/2002     $  4,474          $  6,645             $  4,484
10/31/2002     $  4,491          $  7,230             $  4,387
11/30/2002     $  4,604          $  7,655             $  4,476
12/31/2002     $  4,699          $  7,205             $  4,643
 1/31/2003     $  4,578          $  7,017             $  4,488
 2/28/2003     $  4,361          $  6,911             $  4,250
 3/31/2003     $  4,595          $  6,978             $  4,445
 4/30/2003     $  5,013          $  7,553             $  4,821
 5/31/2003     $  5,521          $  7,951             $  5,295
 6/30/2003     $  5,518          $  8,053             $  5,341
 7/31/2003     $  5,210          $  8,195             $  4,977
 8/31/2003     $  5,290          $  8,355             $  5,047
 9/30/2003     $  5,501          $  8,266             $  5,260
10/31/2003     $  5,587          $  8,733             $  5,303
11/30/2003     $  5,612          $  8,810             $  5,283
12/31/2003     $  5,834          $  9,272             $  5,623
 1/31/2004     $  5,931          $  9,442             $  5,727
 2/29/2004     $  6,001          $  9,574             $  5,813
 3/31/2004     $  6,010          $  9,429             $  5,856
 4/30/2004     $  5,822          $  9,281             $  5,627
 5/31/2004     $  5,901          $  9,409             $  5,653
 6/30/2004     $  5,995          $  9,592             $  5,723
 7/31/2004     $  5,959          $  9,274             $  5,804
 8/31/2004     $  6,153          $  9,312             $  6,014
 9/30/2004     $  6,202          $  9,412             $  6,051
10/31/2004     $  6,342          $  9,556             $  6,332
11/30/2004     $  6,608          $  9,943             $  6,570
12/31/2004     $  6,738          $ 10,281             $  6,725
 1/31/2005     $  6,790          $ 10,031             $  6,854
 2/28/2005     $  6,907          $ 10,242             $  6,969
 3/31/2005     $  6,926          $ 10,060             $  7,024
 4/30/2005     $  6,966          $  9,870             $  7,229
 5/31/2005     $  7,173          $ 10,184             $  7,214
 6/30/2005     $  7,527          $ 10,198             $  7,610
 7/31/2005     $  7,703          $ 10,577             $  7,766
 8/31/2005     $  7,715          $ 10,481             $  7,802
 9/30/2005     $  7,949          $ 10,566             $  8,094
10/31/2005     $  7,401          $ 10,390             $  7,573
11/30/2005     $  7,327          $ 10,783             $  7,521
12/31/2005     $  7,352          $ 10,786             $  7,583
 1/31/2006     $  7,547          $ 11,072             $  7,760
 2/28/2006     $  7,609          $ 11,102             $  7,812
 3/31/2006     $  7,352          $ 11,240             $  7,428
 4/30/2006     $  7,449          $ 11,391             $  7,533
 5/31/2006     $  7,487          $ 11,063             $  7,618
 6/30/2006     $  7,650          $ 11,078             $  7,779
 7/31/2006     $  8,021          $ 11,147             $  8,154
 8/31/2006     $  8,206          $ 11,412             $  8,342
 9/30/2006     $  8,014          $ 11,706             $  8,184
10/31/2006     $  8,457          $ 12,087             $  8,620
11/30/2006     $  8,724          $ 12,317             $  8,781
12/31/2006     $  8,758          $ 12,490             $  8,862
 1/31/2007     $  8,749          $ 12,679             $  8,829
 2/28/2007     $  9,061          $ 12,431             $  9,250
 3/31/2007     $  9,433          $ 12,570             $  9,610

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            UTILITIES FUND
    DATE    INVESTOR CLASS   S&P 500 INDEX   S&P 500 UTILITIES INDEX+

  4/3/2000     $  10,000         $  10,000            $ 10,000
 4/30/2000     $  10,170         $   9,651            $ 10,743
 5/31/2000     $  10,280         $   9,453            $ 11,165
 6/30/2000     $   9,800         $   9,687            $ 10,466
 7/31/2000     $  10,080         $   9,535            $ 11,194
 8/31/2000     $  11,010         $  10,127            $ 12,671
 9/30/2000     $  11,980         $   9,593            $ 13,804
10/31/2000     $  11,890         $   9,552            $ 13,250
11/30/2000     $  11,580         $   8,799            $ 13,051
12/31/2000     $  11,910         $   8,842            $ 14,246
 1/31/2001     $  11,540         $   9,156            $ 12,848
 2/28/2001     $  11,940         $   8,321            $ 13,271
 3/31/2001     $  11,840         $   7,794            $ 13,157
 4/30/2001     $  12,690         $   8,399            $ 13,912
 5/31/2001     $  12,270         $   8,456            $ 13,416
 6/30/2001     $  11,290         $   8,250            $ 12,325
 7/31/2001     $  10,730         $   8,169            $ 11,744
 8/31/2001     $  10,460         $   7,657            $ 11,373
 9/30/2001     $   9,330         $   7,039            $ 10,034
10/31/2001     $   9,270         $   7,173            $  9,986
11/30/2001     $   8,747         $   7,723            $  9,405
12/31/2001     $   9,012         $   7,791            $  9,620
 1/31/2002     $   8,376         $   7,677            $  9,048
 2/28/2002     $   8,089         $   7,529            $  8,806
 3/31/2002     $   8,991         $   7,813            $  9,854
 4/30/2002     $   8,842         $   7,339            $  9,657
 5/31/2002     $   8,132         $   7,285            $  8,757
 6/30/2002     $   7,517         $   6,766            $  8,107
 7/31/2002     $   6,414         $   6,238            $  6,960
 8/31/2002     $   6,616         $   6,279            $  7,175
 9/30/2002     $   5,778         $   5,597            $  6,227
10/31/2002     $   5,810         $   6,090            $  6,091
11/30/2002     $   5,963         $   6,448            $  6,215
12/31/2002     $   6,095         $   6,069            $  6,447
 1/31/2003     $   5,941         $   5,910            $  6,232
 2/28/2003     $   5,668         $   5,822            $  5,901
 3/31/2003     $   5,974         $   5,878            $  6,173
 4/30/2003     $   6,525         $   6,362            $  6,694
 5/31/2003     $   7,189         $   6,698            $  7,353
 6/30/2003     $   7,192         $   6,783            $  7,416
 7/31/2003     $   6,795         $   6,903            $  6,910
 8/31/2003     $   6,908         $   7,037            $  7,007
 9/30/2003     $   7,189         $   6,962            $  7,304
10/31/2003     $   7,305         $   7,356            $  7,363
11/30/2003     $   7,344         $   7,421            $  7,336
12/31/2003     $   7,643         $   7,810            $  7,807
 1/31/2004     $   7,777         $   7,954            $  7,952
 2/29/2004     $   7,873         $   8,064            $  8,072
 3/31/2004     $   7,889         $   7,942            $  8,132
 4/30/2004     $   7,655         $   7,818            $  7,813
 5/31/2004     $   7,762         $   7,925            $  7,850
 6/30/2004     $   7,893         $   8,079            $  7,947
 7/31/2004     $   7,850         $   7,812            $  8,059
 8/31/2004     $   8,115         $   7,843            $  8,351
 9/30/2004     $   8,188         $   7,928            $  8,402
10/31/2004     $   8,376         $   8,049            $  8,792
11/30/2004     $   8,736         $   8,375            $  9,123
12/31/2004     $   8,915         $   8,660            $  9,338
 1/31/2005     $   8,992         $   8,449            $  9,517
 2/28/2005     $   9,156         $   8,627            $  9,676
 3/31/2005     $   9,183         $   8,474            $  9,753
 4/30/2005     $   9,249         $   8,313            $ 10,038
 5/31/2005     $   9,529         $   8,578            $ 10,017
 6/30/2005     $  10,007         $   8,590            $ 10,566
 7/31/2005     $  10,248         $   8,909            $ 10,783
 8/31/2005     $  10,275         $   8,828            $ 10,833
 9/30/2005     $  10,594         $   8,900            $ 11,239
10/31/2005     $   9,871         $   8,751            $ 10,516
11/30/2005     $   9,782         $   9,082            $ 10,444
12/31/2005     $   9,821         $   9,086            $ 10,529
 1/31/2006     $  10,090         $   9,326            $ 10,776
 2/28/2006     $  10,181         $   9,351            $ 10,847
 3/31/2006     $   9,849         $   9,468            $ 10,314
 4/30/2006     $   9,987         $   9,595            $ 10,460
 5/31/2006     $  10,047         $   9,319            $ 10,578
 6/30/2006     $  10,276         $   9,331            $ 10,802
 7/31/2006     $  10,782         $   9,389            $ 11,322
 8/31/2006     $  11,039         $   9,612            $ 11,583
 9/30/2006     $  10,790         $   9,860            $ 11,364
10/31/2006     $  11,399         $  10,181            $ 11,969
11/30/2006     $  11,767         $  10,375            $ 12,193
12/31/2006     $  11,823         $  10,520            $ 12,305
 1/31/2007     $  11,819         $  10,680            $ 12,259
 2/28/2007     $  12,252         $  10,471            $ 12,844
 3/31/2007     $  12,764         $  10,588            $ 13,343

+ DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07

--------------------------------------------------------------------------------------------------
                                          INVESTOR CLASS                      ADVISOR CLASS
                                            (04/03/00)                          (04/03/00)
--------------------------------------------------------------------------------------------------
                                      ONE    FIVE    SINCE                ONE     FIVE     SINCE
                                     YEAR    YEAR  INCEPTION              YEAR    YEAR   INCEPTION
--------------------------------------------------------------------------------------------------
UTILITIES FUND                      29.64%   7.26%   3.55%               28.90%   6.66%      3.02%
S&P 500 INDEX                       11.83%   6.27%   0.82%               11.83%   6.27%      0.82%
S&P 500 UTILITIES INDEX             33.77%  10.42%   8.10%               33.77%  10.42%      8.10%
--------------------------------------------------------------------------------------------------

                                          A-CLASS                             C-CLASS
                                         (09/01/04)                          (04/27/01)
--------------------------------------------------------------------------------------------------
                            ONE    ONE      SINCE      SINCE      ONE      ONE    FIVE     SINCE
                           YEAR   YEAR*   INCEPTION  INCEPTION*   YEAR   YEAR**   YEAR   INCEPTION
--------------------------------------------------------------------------------------------------
UTILITIES FUND            29.28%  23.12%    18.86%     16.64%    28.30%  27.30%   6.13%    -0.98%
S&P 500 INDEX             11.83%  11.83%    12.26%     12.26%    11.83%  11.83%   6.27%     3.93%
S&P 500 UTILITIES INDEX   33.77%  33.77%    24.10%     24.10%    33.77%  33.77%  10.42%     3.16%
--------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 UTILITIES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 45

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

J.P. Morgan Chase & Co.                                  14,681   $     710,267
Bank of America Corp.                                    13,181         672,495
Wells Fargo & Co.                                        17,920         616,986
Wachovia Corp.                                           10,936         602,027
U.S. Bancorp+                                            12,854         449,504
Fannie Mae+                                               7,450         406,621
PNC Financial Services Group, Inc.                        4,913         353,589
Freddie Mac+                                              5,894         350,634
National City Corp.                                       9,289         346,015
Washington Mutual, Inc.                                   8,394         338,950
SunTrust Banks, Inc.+                                     3,794         315,054
Regions Financial Corp.                                   8,096         286,356
BB&T Corp.+                                               6,489         266,179
Fifth Third Bancorp+                                      6,812         263,556
Countrywide Financial Corp.+                              7,065         237,667
KeyCorp+                                                  6,026         225,794
M&T Bank Corp.+                                           1,757         203,513
Sovereign Bancorp, Inc.                                   7,911         201,256
Marshall & Ilsley Corp.+                                  4,277         198,068
Synovus Financial Corp.                                   5,961         192,779
Compass Bancshares, Inc.+                                 2,717         186,930
Comerica, Inc.+                                           3,017         178,365
Zions Bancorporation                                      2,101         177,577
UnionBanCal Corp.                                         2,797         177,386
Hudson City Bancorp, Inc.+                               11,727         160,425
TD Banknorth, Inc.                                        4,932         158,613
People's Bank                                             3,282         145,721
Commerce Bancorp, Inc.+                                   4,253         141,965
New York Community Bancorp,
   Inc.+                                                  7,833         137,782
First Horizon National Corp.+                             3,202         132,979
Huntington Bancshares, Inc.                               5,753         125,703
MGIC Investment Corp.                                     2,104         123,968
Radian Group, Inc.+                                       2,224         122,053
Popular, Inc.+                                            7,283         120,606
Associated Banc-Corp.+                                    3,549         119,246
City National Corp.+                                      1,507         110,915
Colonial BancGroup, Inc.+                                 4,455         110,261
PMI Group, Inc.+                                          2,372         107,262
Commerce Bancshares, Inc.+                                2,220         107,248
TCF Financial Corp.                                       4,018         105,914
BOK Financial Corp.                                       2,053         101,685
Sky Financial Group, Inc.                                 3,717          99,839
Cullen/Frost Bankers, Inc.+                               1,897          99,270
Valley National Bancorp                                   3,865          97,591
Wilmington Trust Corp.                                    2,308          97,328
Capital Federal Financial                                 2,564          96,945
Bank of Hawaii Corp.                                      1,782          94,499
Webster Financial Corp.                                   1,959          94,052
Astoria Financial Corp.                                   3,361          89,369
East-West Bancorp, Inc.+                                  2,421          89,020
First Republic Bank                                       1,633          87,692

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Fulton Financial Corp.+                                   5,966   $      86,686
Washington Federal, Inc.+                                 3,578          83,940
NewAlliance Bancshares, Inc.+                             4,988          80,855
Whitney Holding Corp.                                     2,618          80,058
UCBH Holdings, Inc.+                                      4,243          79,005
International Bancshares Corp.+                           2,660          78,922
First Citizens BancShares, Inc. --
   Class A                                                  382          76,782
BancorpSouth, Inc.                                        3,139          76,749
First Midwest Bancorp, Inc.+                              2,088          76,734
South Financial Group, Inc.                               3,092          76,434
SVB Financial Group*+                                     1,572          76,383
Cathay General Bancorp+                                   2,235          75,945
IndyMac Bancorp, Inc.+                                    2,322          74,420
Downey Financial Corp.+                                   1,148          74,092
First Bancorp Puerto Rico+                                5,311          70,424
FirstMerit Corp.                                          3,331          70,317
Westamerica Bancorporation+                               1,441          69,413
Umpqua Holding Corp.                                      2,579          69,040
First Niagara Financial Group, Inc.+                      4,953          68,896
Greater Bay Bancorp+                                      2,557          68,758
Chittenden Corp.+                                         2,240          67,626
United Bankshares, Inc.+                                  1,897          66,452
MAF Bancorp, Inc.+                                        1,576          65,152
Glacier Bancorp, Inc.                                     2,675          64,307
Sterling Financial Corp.+                                 2,039          63,596
Prosperity Bancshares, Inc.                               1,786          62,046
Central Pacific Financial Corp.+                          1,657          60,596
Susquehanna Bancshares, Inc.+                             2,557          59,297
Wintrust Financial Corp.                                  1,321          58,930
Boston Private Financial Holdings,
   Inc.+                                                  2,103          58,716
Provident Bankshares Corp.                                1,760          57,834
Hanmi Financial Corp.+                                    2,733          52,091
FirstFed Financial Corp.*+                                  914          51,943
First Commonwealth Financial
   Corp.+                                                 4,294          50,454
Brookline Bancorp, Inc.+                                  3,972          50,325
Citizens Banking Corp.+                                   2,216          49,107
PrivateBancorp, Inc.*+                                    1,316          48,113
W Holding Co., Inc.                                       9,606          48,030
Sterling Bancshares, Inc.                                 4,287          47,929
Bank Mutual Corp.+                                        4,079          46,378
Cascade Bancorp.+                                         1,766          45,810
TrustCo Bank Corp.+                                       4,767          45,668
Flagstar Bancorp, Inc.+                                   3,799          45,398
Anchor BanCorp Wisconsin, Inc.+                           1,601          45,388
Bankunited Financial Corp. --
   Class A+                                               2,086          44,244
Community Bank System, Inc.                               2,082          43,555
First Financial Bancorp                                   2,836          42,852
BankAtlantic Bancorp, Inc. --
   Class A+                                               3,691          40,453
Irwin Financial Corp.                                     2,105          39,237


46 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Dime Community Bancshares+                                2,950   $      39,028
Wilshire Bancorp, Inc.                                    2,273          37,277
Nara Bancorp, Inc.+                                       2,071          36,263
Independent Bank Corp.                                    1,761          35,872
Franklin Bank Corp.*                                      1,995          35,651
Sterling Bancorp+                                         1,811          32,779
First Indiana Corp.                                       1,498          32,731
Fremont General Corp.+                                    4,135          28,656
Doral Financial Corp.*+                                   7,368          12,084
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $12,690,438)                                                14,361,240
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------

REPURCHASE AGREEMENT 0.3%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $    49,789          49,789
                                                                  -------------

TOTAL REPURCHASE AGREEMENT
   (Cost $49,789)                                                        49,789
                                                                  -------------
SECURITIES LENDING COLLATERAL 14.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 2,091,840       2,091,840
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,091,840)                                                  2,091,840
                                                                  -------------
TOTAL INVESTMENTS 114.3%
   (Cost $14,832,067)                                             $  16,502,869
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.3)%                                         $  (2,069,936)
                                                                  =============
NET ASSETS - 100.0%                                               $  14,432,933

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 47

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                          March 31, 2007
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.9%

Dow Chemical Co.                                         68,458   $   3,139,484
E.I. du Pont de Nemours and Co.+                         60,943       3,012,413
Freeport-McMoRan Copper &
   Gold, Inc. -- Class B+                                40,064       2,651,836
Alcoa, Inc.                                              76,579       2,596,028
Monsanto Co.                                             45,858       2,520,356
Southern Copper Corp.+                                   33,845       2,425,333
Nucor Corp.+                                             32,850       2,139,521
Praxair, Inc.+                                           32,825       2,066,662
Weyerhaeuser Co.                                         25,471       1,903,703
International Paper Co.+                                 51,160       1,862,224
Newmont Mining Corp.+                                    43,433       1,823,752
Air Products & Chemicals, Inc.                           24,648       1,821,241
United States Steel Corp.+                               18,051       1,790,118
The Mosaic Co.*                                          64,191       1,711,332
Vulcan Materials Co.+                                    14,329       1,669,042
Allegheny Technologies, Inc.+                            14,987       1,598,963
PPG Industries, Inc.+                                    22,432       1,577,194
Rohm & Haas Co.+                                         28,938       1,496,673
Ecolab, Inc.+                                            33,570       1,443,510
Lyondell Chemical Co.+                                   43,789       1,312,356
Temple-Inland, Inc.+                                     21,360       1,276,046
Martin Marietta Materials, Inc.+                          9,235       1,248,572
Titanium Metals Corp.*+                                  32,943       1,181,988
Florida Rock Industries, Inc.                            17,071       1,148,708
Celanese Corp.                                           35,219       1,086,154
Sigma-Aldrich Corp.                                      26,038       1,081,098
MeadWestvaco Corp.+                                      34,673       1,069,315
Eastman Chemical Co.+                                    16,482       1,043,805
Owens-Illinois, Inc.*+                                   40,125       1,034,021
Steel Dynamics, Inc.                                     23,860       1,030,752
Sealed Air Corp.                                         31,334         990,154
Ball Corp.                                               21,580         989,443
Crown Holdings, Inc.*                                    38,916         951,885
Commercial Metals Co.+                                   30,322         950,595
Albemarle Corp.                                          22,856         944,867
Reliance Steel & Aluminum Co.+                           19,510         944,284
Pactiv Corp.*+                                           27,330         922,114
International Flavors & Fragrances,
   Inc.                                                  19,125         903,083
Huntsman Corp.                                           47,227         901,563
Ashland, Inc.                                            13,659         896,030
Nalco Holding Co.                                        37,115         887,049
Carpenter Technology Corp.+                               7,065         853,169
Sonoco Products Co.                                      22,648         851,112
Chaparral Steel Co.                                      14,378         836,368
Lubrizol Corp.                                           16,204         834,992
Cleveland-Cliffs, Inc.+                                  13,031         834,114
Bemis Co.                                                24,619         822,028
Airgas, Inc.                                             19,336         815,012
Cabot Corp.+                                             16,883         805,826
Smurfit-Stone Container Corp.*+                          69,667         784,450
Chemtura Corp.+                                          70,283         768,193

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

RPM International, Inc.+                                 32,654   $     754,307
FMC Corp.                                                 9,916         747,964
Valspar Corp.                                            26,670         742,226
Packaging Corporation of America                         30,191         736,660
Cytec Industries, Inc.                                   12,913         726,227
AptarGroup, Inc.+                                        10,640         712,135
RTI International Metals, Inc.*                           7,786         708,604
Scotts Miracle-Gro Co. -- Class A                        15,845         697,655
Hercules, Inc.*                                          34,407         672,313
Eagle Materials, Inc.+                                   14,830         661,863
Worthington Industries, Inc.+                            31,196         642,014
Texas Industries, Inc.+                                   8,390         633,697
Quanex Corp.                                             14,564         616,785
Louisiana-Pacific Corp.+                                 30,605         613,936
Century Aluminum Co.*+                                   12,277         575,546
H.B. Fuller Co.+                                         20,996         572,561
Ryerson Tull, Inc.+                                      14,297         566,447
Westlake Chemical Corp.+                                 20,292         550,928
Rock-Tenn Co. -- Class A                                 16,327         542,056
Bowater, Inc.+                                           22,013         524,350
Brush Engineered Materials, Inc.*+                       10,448         506,415
OM Group, Inc.*                                          11,315         505,554
Olin Corp.+                                              29,306         496,444
Minerals Technologies, Inc.+                              7,959         494,732
Sensient Technologies Corp.                              19,178         494,409
MacDermid, Inc.+                                         13,282         463,143
Amcol International Corp.+                               14,758         437,575
Ferro Corp.                                              19,675         425,177
Headwaters, Inc.*+                                       18,714         408,901
Myers Industries, Inc.                                   21,161         395,288
Valhi, Inc.                                              29,762         392,858
A. Schulman, Inc.                                        16,102         379,363
Arch Chemicals, Inc.                                     11,852         370,019
Wausau Paper Corp.                                       25,708         369,167
Steel Technologies, Inc.                                 12,077         357,238
Neenah Paper, Inc.+                                       8,960         356,070
Glatfelter+                                              23,649         352,607
A.M. Castle & Co.+                                       11,354         333,353
Buckeye Technologies, Inc.*                              24,498         317,984
Deltic Timber Corp.+                                      6,581         315,625
Georgia Gulf Corp.                                       18,671         302,657
PolyOne Corp.*                                           49,501         301,956
Schweitzer-Mauduit International,
   Inc.                                                  10,760         267,386
Tronox, Inc.+                                            17,100         239,058
Chesapeake Corp.                                         14,791         223,344
Quaker Chemical Corp.                                     9,314         221,766
Penford Corp.                                            10,081         203,031
Caraustar Industries, Inc.*                              26,325         165,321
Wellman, Inc.+                                           45,006         162,022
Pope & Talbot, Inc.*+                                    23,609         159,361
Material Sciences Corp.*                                 14,760         147,305
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $78,430,026)                                                93,811,934
                                                                  -------------


48 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $   581,148   $     581,148
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $581,148)                                                      581,148
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                21,660,546      21,660,546
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $21,660,546)                                                21,660,546
                                                                  -------------
TOTAL INVESTMENTS 123.6%
   (Cost $100,671,720)                                            $ 116,053,628
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.6)%                                         $ (22,124,263)
                                                                  =============
NET ASSETS - 100.0%                                               $  93,929,365

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 49

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.2%

Genentech, Inc.*+                                        88,964   $   7,305,724
Amgen, Inc.*+                                           101,553       5,674,782
Gilead Sciences, Inc.*+                                  67,160       5,137,740
Celgene Corp.*+                                          61,911       3,247,851
Genzyme Corp.*+                                          50,282       3,017,926
Biogen Idec, Inc.*                                       65,439       2,904,183
Medimmune, Inc.*+                                        67,188       2,444,971
Amylin Pharmaceuticals, Inc.*+                           47,464       1,773,255
ImClone Systems, Inc.*+                                  42,719       1,741,654
Cephalon, Inc.*+                                         23,339       1,661,970
Millennium Pharmaceuticals, Inc.*+                      134,368       1,526,420
Invitrogen Corp.*                                        23,351       1,486,291
Qiagen N.V.*+                                            78,100       1,341,758
Affymetrix, Inc.*+                                       43,898       1,320,013
Vertex Pharmaceuticals, Inc.*                            46,283       1,297,775
PDL BioPharma, Inc.*+                                    59,135       1,283,229
Techne Corp.*+                                           21,067       1,202,926
OSI Pharmaceuticals, Inc.*+                              32,554       1,074,282
Alkermes, Inc.*+                                         68,495       1,057,563
BioMarin Pharmaceuticals, Inc.*+                         59,008       1,018,478
Cubist Pharmaceuticals, Inc.*+                           45,005         993,260
Myriad Genetics, Inc.*+                                  28,030         965,914
Alexion Pharmaceuticals, Inc.*                           22,116         956,296
Regeneron Pharmaceuticals, Inc.*                         42,260         913,661
Medarex, Inc.*+                                          69,944         905,075
United Therapeutics Corp.*                               16,435         883,874
Human Genome Sciences, Inc.*+                            81,835         869,088
Applera Corp. - Celera Genomics
   Group*                                                58,544         831,325
Zymogenetics, Inc.*+                                     52,263         813,212
Nektar Therapeutics*+                                    61,813         807,278
Illumina, Inc.*+                                         27,428         803,640
Exelixis, Inc.*+                                         78,888         784,147
Digene Corp.*+                                           17,770         753,626
Pharmion Corp.*+                                         27,421         720,898
Tanox, Inc.*                                             37,865         710,347
Ligand Pharmaceuticals, Inc. --
   Class B*                                              66,300         668,304
InterMune, Inc.*+                                        26,354         649,890
Savient Pharmaceuticals, Inc.*+                          52,882         635,642
MannKind Corp.*+                                         44,142         631,231
Incyte Corp.*+                                           92,500         609,575
Isis Pharmaceuticals, Inc.*+                             64,257         595,662
QLT, Inc.*                                               74,989         587,164
Progenics Pharmaceuticals, Inc.*+                        24,576         581,960
Array Biopharma, Inc.*                                   43,659         554,469
Alnylam Pharmaceuticals, Inc.*+                          30,800         554,400
Neurochem, Inc.*+                                        36,600         551,928

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Arena Pharmaceuticals, Inc.*+                            48,149   $     522,898
Momenta Pharmaceuticals, Inc.*+                          37,000         479,520
Keryx Biopharmaceuticals, Inc.*+                         45,305         476,609
Geron Corp.*+                                            67,900         475,300
Angiotech Pharmaceuticals, Inc.*+                        82,054         449,656
CV Therapeutics, Inc.*+                                  50,743         399,347
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $36,944,884)                                                69,653,987
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------
REPURCHASE AGREEMENT 0.7%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $   468,093         468,093
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $468,093)                                                      468,093
                                                                  -------------
SECURITIES LENDING COLLATERAL 33.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                23,166,719      23,166,719
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $23,166,719)                                                23,166,719
                                                                  -------------
TOTAL INVESTMENTS 132.9%
   (Cost $60,579,696)                                             $  93,288,799
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (32.9)%                                         $ (23,099,778)
                                                                  =============
NET ASSETS - 100.0%                                               $  70,189,021

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.


50 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   COMMODITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND 14.1%
iShares GSCI Commodity
   Indexed Trust*                                       166,360   $   6,903,940
                                                                  -------------
TOTAL EXCHANGE TRADED FUND
   (Cost $6,459,317)                                                  6,903,940
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------
STRUCTURED NOTES 36.0%
Credit Suisse, Goldman Sachs
   Commodity Index Total
   Return Linked Notes 5.12%
   due 10/15/07+                                    $ 6,635,400       5,998,275
Credit Suisse, Goldman Sachs
   Commodity Index Total
   Return Linked Notes 5.11%
   due 01/31/08+                                      4,500,000       6,270,840
Swedish Export Credit Corp.,
   Goldman Sachs Commodity Index
   Total Return Linked Notes 5.09%
   due 01/18/08+                                      3,500,000       4,658,430
                                                                  -------------
TOTAL STRUCTURED NOTES
   (Cost $13,200,047)                                                16,927,545
                                                                  -------------
REPURCHASE AGREEMENT 46.8%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                      22,880,064      22,880,064
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $22,880,064)                                                22,880,064
                                                                  -------------
TOTAL INVESTMENTS 96.9%
   (Cost $42,539,428)                                             $  46,711,549
                                                                  =============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.1%                                             $   2,239,466
                                                                  =============
NET ASSETS - 100.0%                                               $  48,951,015

*     NON-INCOME PRODUCING SECURITY.

+ STRUCTURED NOTES ARE LEVERAGED, PROVIDING AN EXPOSURE TO THE UNDERLYING BENCHMARK OF THREE TIMES THE FACE AMOUNT. THE TOTAL EXPOSURE TO THE GOLDMAN SACHS COMMODITY INDEX IS $43,906,200 AS OF MARCH 31, 2007.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 51

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Procter & Gamble Co.+                                    37,315   $   2,356,815
Altria Group, Inc.                                       25,949       2,278,582
Coca-Cola Co.                                            36,835       1,768,080
PepsiCo, Inc.                                            27,092       1,721,968
Kraft Foods, Inc.+                                       36,070       1,141,976
Anheuser-Busch Cos., Inc.+                               21,070       1,063,192
Colgate-Palmolive Co.                                    14,734         984,084
Kimberly-Clark Corp.                                     13,590         930,779
Archer-Daniels-Midland Co.+                              24,095         884,287
Kroger Co.+                                              29,047         820,578
Kellogg Co.+                                             14,849         763,684
General Mills, Inc.                                      12,910         751,620
Sysco Corp.+                                             22,003         744,361
Avon Products, Inc.                                      19,113         712,150
Safeway, Inc.+                                           19,327         708,141
Reynolds American, Inc.                                  11,168         696,995
H.J. Heinz Co.+                                          14,195         668,868
Campbell Soup Co.+                                       16,600         646,570
WM Wrigley Jr Co.+                                       12,255         624,760
Hershey Co.+                                             11,306         617,986
Sara Lee Corp.+                                          35,349         598,105
Estee Lauder Cos., Inc. -- Class A                       11,876         580,143
ConAgra Foods, Inc.                                      22,821         568,471
Molson Coors Brewing Co. --
   Class B+                                               5,672         536,685
Loews Corp. - Carolina Group                              6,932         524,129
Clorox Co.                                                8,220         523,532
Coca-Cola Enterprises, Inc.+                             25,680         520,020
UST, Inc.+                                                8,876         514,630
Supervalu, Inc.+                                         12,656         494,470
Tyson Foods, Inc. -- Class A+                            24,779         480,960
Brown-Forman Corp. -- Class B+                            7,323         480,096
Pepsi Bottling Group, Inc.+                              14,668         467,763
Dean Foods Co.*                                           9,595         448,470
Whole Foods Market, Inc.+                                 9,199         412,575
Energizer Holdings, Inc.*+                                4,595         392,091
McCormick & Co., Inc.*                                    9,761         375,994
Hormel Foods Corp.                                       10,056         373,983
NBTY, Inc.*+                                              6,731         357,012
Constellation Brands, Inc. --
   Class A*+                                             15,687         332,251
Smithfield Foods, Inc.*                                  11,083         331,936
Hansen Natural Corp.*                                     8,699         329,518
Church & Dwight Co., Inc.+                                6,492         326,872
Bare Escentuals, Inc.*                                    9,004         322,973
J.M. Smucker Co.                                          5,770         307,656
PepsiAmericas, Inc.+                                     12,935         288,709
Corn Products International, Inc.                         7,785         277,068
Del Monte Foods Co.+                                     22,687         260,447

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Alberto-Culver Co.+                                      10,668   $     244,084
Flowers Foods, Inc.+                                      8,007         241,571
Ralcorp Holdings, Inc.*+                                  3,746         240,868
Universal Corp.                                           3,756         230,431
Great Atlantic & Pacific Tea Co.+                         6,805         225,790
Tootsie Roll Industries, Inc.+                            7,067         211,799
Ruddick Corp.+                                            7,006         210,740
Delta & Pine Land Co.                                     4,920         202,704
Lancaster Colony Corp.                                    4,405         194,657
Casey's General Stores, Inc.+                             7,718         193,027
Performance Food Group Co.*                               5,961         184,016
Hain Celestial Group, Inc.*+                              6,040         181,623
Alliance One International, Inc.*                        19,509         180,068
United Natural Foods, Inc.*+                              5,824         178,447
Central Garden and Pet Co. --
   Class A*                                              11,208         164,758
TreeHouse Foods, Inc.*                                    5,276         160,760
Sanderson Farms, Inc.+                                    4,183         155,022
Playtex Products, Inc.*+                                 11,051         149,962
USANA Health Sciences, Inc.*+                             3,130         146,703
J&J Snack Foods Corp.                                     3,451         136,280
Lance, Inc.+                                              6,579         133,159
Nash Finch Co.+                                           3,611         124,435
WD-40 Co.                                                 3,658         115,995
Mannatech, Inc.+                                          6,928         111,264
Peet's Coffee & Tea, Inc.*+                               3,722         102,802
Spectrum Brands, Inc.*+                                  11,326          71,694
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $29,516,534)                                                36,804,694
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------
REPURCHASE AGREEMENT 0.8%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $   287,620         287,620
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $287,620)                                                      287,620
                                                                  -------------
SECURITIES LENDING COLLATERAL 22.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 8,342,376       8,342,376
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,342,376)                                                  8,342,376
                                                                  -------------
TOTAL INVESTMENTS 122.9%
   (Cost $38,146,530)                                             $  45,434,690
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.9)%                                         $  (8,460,406)
                                                                  =============
NET ASSETS - 100.0%                                               $  36,974,284

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.


52 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 98.7%

Intel Corp.                                              87,819   $   1,679,977
Texas Instruments, Inc.+                                 37,999       1,143,770
Applied Materials, Inc.+                                 45,797         839,001
MEMC Electronic Materials, Inc.*                         12,384         750,223
Broadcom Corp. -- Class A*                               19,886         637,744
Analog Devices, Inc.                                     17,022         587,089
KLA-Tencor Corp.+                                        10,616         566,045
Linear Technology Corp.+                                 16,502         521,298
Xilinx, Inc.                                             19,849         510,715
Maxim Integrated Products, Inc.                          16,895         496,713
National Semiconductor Corp.+                            20,099         485,190
Nvidia Corp.*                                            16,746         481,950
Microchip Technology, Inc.+                              13,461         478,269
Micron Technology, Inc.*                                 39,355         475,408
Altera Corp.*+                                           22,593         451,634
Lam Research Corp.*+                                      8,811         417,113
Advanced Micro Devices, Inc.*+                           28,020         365,941
LSI Logic Corp.*+                                        35,025         365,661
Agere Systems, Inc.*                                     15,496         350,520
Intersil Corp. -- Class A+                               12,648         335,046
Novellus Systems, Inc.*+                                 10,021         320,872
Varian Semiconductor Equipment
   Associates, Inc.*+                                     5,902         315,049
Teradyne, Inc.*+                                         18,641         308,322
Integrated Device Technology, Inc.*                      18,948         292,178
Cypress Semiconductor Corp.*+                            15,466         286,894
International Rectifier Corp.*+                           7,246         276,870
Rambus, Inc.*+                                           12,210         259,462
Atmel Corp.*                                             47,265         237,743
Fairchild Semiconductor
   International, Inc.*+                                 14,094         235,652
FEI Co.*+                                                 5,974         215,422
Microsemi Corp.*+                                        10,249         213,282
PMC - Sierra, Inc.*+                                     30,423         213,265
MKS Instruments, Inc.*                                    8,330         212,582
Brooks Automation, Inc.*                                 12,085         207,258
Cymer, Inc.*+                                             4,845         201,310
Silicon Laboratories, Inc.*+                              6,617         197,981
Spansion, Inc.*                                          15,856         193,285
Cree, Inc.*+                                             11,244         185,076
ATMI, Inc.*+                                              5,715         174,708
RF Micro Devices, Inc.*+                                 27,727         172,739
Advanced Energy Industries, Inc.*+                        8,196         172,444
Axcelis Technologies, Inc.*                              21,723         165,964
Semtech Corp.*                                           12,299         165,791
Micrel, Inc.*+                                           14,314         157,740

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Diodes, Inc.*+                                            4,470   $     155,779
Cabot Microelectronics Corp.*+                            4,446         148,985
Triquint Semiconductor, Inc.*+                           28,969         144,845
Skyworks Solutions, Inc.*                                25,065         144,124
Standard Microsystems Corp.*                              4,633         141,492
Veeco Instruments, Inc.*                                  6,805         132,697
Photronics, Inc.*+                                        8,503         132,222
Intevac, Inc.*                                            4,920         129,740
Lattice Semiconductor Corp.*                             22,130         129,460
Kulicke & Soffa Industries, Inc.*                        13,681         126,549
Rudolph Technologies, Inc.*                               7,129         124,330
Exar Corp.*                                               8,926         118,180
DSP Group, Inc.*+                                         6,091         115,729
Cohu, Inc.                                                5,618         105,618
Actel Corp.*                                              6,374         105,298
Supertex, Inc.*                                           3,075         102,121
Ultratech, Inc.*+                                         7,193          97,897
Pericom Semiconductor Corp.*                              8,029          78,524
Kopin Corp.*                                             22,883          77,345
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $10,938,273)                                                19,632,131
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------
REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $   124,907         124,907
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $124,907)                                                      124,907
                                                                  -------------
SECURITIES LENDING COLLATERAL 20.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 4,084,686       4,084,686
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,084,686)                                                  4,084,686
                                                                  -------------
TOTAL INVESTMENTS 119.8%
   (Cost $15,147,866)                                             $  23,841,724
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (19.8)%                                         $  (3,948,019)
                                                                  =============
NET ASSETS - 100.0%                                               $  19,893,705

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 53

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Exxon Mobil Corp.                                        97,441   $   7,351,924
BP PLC -- SP ADR                                         77,181       4,997,470
Total SA -- SP ADR                                       64,394       4,493,413
Chevron Corp.                                            60,582       4,480,645
Royal Dutch Shell PLC -- SP ADR+                         56,420       3,740,646
ConocoPhillips                                           54,291       3,710,790
Schlumberger Ltd.+                                       48,525       3,353,078
Valero Energy Corp.+                                     38,262       2,467,516
Occidental Petroleum Corp.                               46,670       2,301,298
Marathon Oil Corp.                                       22,185       2,192,544
Repsol YPF SA -- SP ADR+                                 64,816       2,173,929
Halliburton Co.                                          63,784       2,024,504
Devon Energy Corp.+                                      28,697       1,986,406
Transocean, Inc.*                                        21,450       1,752,465
Apache Corp.                                             24,745       1,749,472
XTO Energy, Inc.                                         31,015       1,699,932
Anadarko Petroleum Corp.                                 36,391       1,564,085
Baker Hughes, Inc.+                                      23,557       1,557,824
EOG Resources, Inc.+                                     21,765       1,552,715
National-Oilwell Varco, Inc.*                            19,284       1,500,102
Williams Cos., Inc.                                      52,459       1,492,983
Weatherford International Ltd.*+                         32,965       1,486,722
Hess Corp.+                                              26,522       1,471,175
Spectra Energy Corp.                                     52,560       1,380,751
Chesapeake Energy Corp.+                                 44,623       1,377,958
Kinder Morgan, Inc.+                                     12,282       1,307,419
Noble Energy, Inc.+                                      20,916       1,247,639
Smith International, Inc.+                               25,964       1,247,570
Noble Corp.                                              15,032       1,182,718
Peabody Energy Corp.+                                    29,220       1,175,813
Murphy Oil Corp.+                                        21,449       1,145,377
Diamond Offshore Drilling, Inc.+                         14,141       1,144,714
Tesoro Corp.                                             11,088       1,113,568
Sunoco, Inc.+                                            15,616       1,099,991
El Paso Corp.                                            75,576       1,093,585
Consol Energy, Inc.                                      27,152       1,062,458
ENSCO International, Inc.+                               19,418       1,056,339
Nabors Industries Ltd.*+                                 35,438       1,051,446
Cameron International Corp.*+                            16,146       1,013,807
Grant Prideco, Inc.*+                                    20,255       1,009,509
BJ Services Co.                                          36,029       1,005,209
Southwestern Energy Co.*                                 24,492       1,003,682
Range Resources Corp.+                                   25,269         843,985
Pioneer Natural Resources Co.+                           19,521         841,550
FMC Technologies, Inc.*                                  11,952         833,772
Newfield Exploration Co.*+                               19,396         809,007
Pride International, Inc.*+                              26,572         799,817
CNX Gas Corp.*+                                          27,400         776,242
Arch Coal, Inc.+                                         24,660         756,815
Helix Energy Solutions Group, Inc.*+                     19,257         718,094
Frontier Oil Corp.+                                      21,836         712,727

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Tidewater, Inc.+                                         12,096   $     708,584
Helmerich & Payne, Inc.                                  23,004         697,941
Denbury Resources, Inc.*                                 23,384         696,609
Holly Corp.                                              11,500         681,950
Rowan Cos., Inc.+                                        20,754         673,882
Cabot Oil & Gas Corp.                                     9,990         672,527
Patterson-UTI Energy, Inc.+                              29,410         659,960
Quicksilver Resources, Inc.*+                            16,440         653,819
Dresser-Rand Group, Inc.*+                               20,832         634,543
Plains Exploration & Production Co.*                     14,044         633,946
Superior Energy Services, Inc.*                          18,353         632,628
Cimarex Energy Co.                                       16,442         608,683
Global Industries Ltd.*                                  32,724         598,522
Pogo Producing Co.+                                      12,304         591,822
Lone Star Technologies, Inc.*                             8,920         588,988
Todco -- Class A*                                        14,492         584,462
Hanover Compressor Co.*+                                 25,962         577,655
Overseas Shipholding Group, Inc.                          9,185         574,981
Oceaneering International, Inc.*                         13,462         567,019
Hydril*+                                                  5,797         557,903
Unit Corp.*                                              10,940         553,455
SEACOR Holdings, Inc.*                                    5,600         551,040
Atwood Oceanics, Inc.*+                                   8,962         525,980
Forest Oil Corp.*+                                       15,455         515,733
W&T Offshore, Inc.+                                      17,478         505,639
St. Mary Land & Exploration Co.                          13,716         503,103
Massey Energy Co.+                                       20,910         501,631
Tetra Technologies, Inc.*                                19,640         485,304
Cheniere Energy, Inc.*+                                  15,386         479,274
Foundation Coal Holdings, Inc.+                          13,300         456,722
Penn Virginia Corp.                                       5,774         423,812
CARBO Ceramics, Inc.+                                     8,962         417,181
World Fuel Services Corp.                                 8,874         410,511
Swift Energy Co.*+                                        9,185         383,657
Input/Output, Inc.*+                                     27,389         377,420
Petroleum Development Corp.*+                             6,445         345,259
Bristow Group, Inc.*                                      9,059         330,201
Lufkin Industries, Inc.                                   5,652         317,529
Stone Energy Corp.*                                       9,964         295,831
Hornbeck Offshore Services, Inc.*                         9,751         279,366
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $68,746,787)                                               111,168,272
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------
REPURCHASE AGREEMENT 1.0%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $ 1,053,485       1,053,485
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,053,485)                                                  1,053,485
                                                                  -------------


54 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 19.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                               $22,279,067   $  22,279,067
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $22,279,067)                                                22,279,067
                                                                  -------------
TOTAL INVESTMENTS 120.4%
   (Cost $92,079,339)                                             $ 134,500,824
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (20.4)%                                         $ (22,752,533)
                                                                  =============
NET ASSETS - 100.0%                                               $ 111,748,291

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 55

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.7%

Schlumberger Ltd.+                                      202,832   $  14,015,691
Halliburton Co.                                         266,946       8,472,866
Transocean, Inc.*                                        89,557       7,316,807
Baker Hughes, Inc.+                                      98,634       6,522,666
National-Oilwell Varco, Inc.*                            80,525       6,264,040
Weatherford International Ltd.*+                        138,048       6,225,965
Smith International, Inc.+                              108,749       5,225,389
Noble Corp.                                              63,008       4,957,469
Diamond Offshore Drilling, Inc.+                         59,373       4,806,244
ENSCO International, Inc.+                               81,314       4,423,482
Nabors Industries Ltd.*+                                148,210       4,397,391
Cameron International Corp.*+                            67,695       4,250,569
Grant Prideco, Inc.*+                                    84,791       4,225,983
BJ Services Co.+                                        150,817       4,207,794
FMC Technologies, Inc.*                                  49,834       3,476,420
Pride International, Inc.*+                             111,186       3,346,699
Tidewater, Inc.+                                         50,727       2,971,588
Helmerich & Payne, Inc.+                                 96,428       2,925,625
Rowan Cos., Inc.+                                        86,637       2,813,103
Patterson-UTI Energy, Inc.+                             123,001       2,760,142
Dresser-Rand Group, Inc.*+                               86,949       2,648,467
Superior Energy Services, Inc.*                          76,821       2,648,020
Global Industries Ltd.*                                 137,092       2,507,413
Lone Star Technologies, Inc.*                            37,474       2,474,408
Todco -- Class A*                                        60,718       2,448,757
Hanover Compressor Co.*+                                108,803       2,420,867
Oceaneering International, Inc.*                         56,180       2,366,302
Hydril*+                                                 24,098       2,319,191
Unit Corp.*                                              45,725       2,313,228
SEACOR Holdings, Inc.*                                   23,227       2,285,537
Atwood Oceanics, Inc.*+                                  37,539       2,203,164
Tetra Technologies, Inc.*+                               82,091       2,028,469
CARBO Ceramics, Inc.+                                    37,606       1,750,559
Input/Output, Inc.*+                                    114,656       1,579,960
Bristow Group, Inc.*                                     38,004       1,385,246
Lufkin Industries, Inc.                                  23,593       1,325,455
Hornbeck Offshore Services, Inc.*+                       40,919       1,172,329
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $80,206,392)                                               139,483,305
                                                                  -------------

                                                                         MARKET
                                                        FACE              VALUE
                                                      AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $   893,746   $     893,746
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $893,746)                                                      893,746
                                                                  -------------
SECURITIES LENDING COLLATERAL 24.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                34,903,171      34,903,171
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $34,903,171)                                                34,903,171
                                                                  -------------
TOTAL INVESTMENTS 125.2%
   (Cost $116,003,309)                                            $ 175,280,222
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (25.2)%                                         $ (35,296,862)
                                                                  =============
NET ASSETS - 100.0%                                               $ 139,983,360

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY  IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
     8.


56 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Bank of America Corp.                                    18,722   $     955,196
Citigroup, Inc.                                          17,886         918,267
J.P. Morgan Chase & Co.                                  14,891         720,427
Wells Fargo & Co.+                                       20,726         713,596
American International Group, Inc.                       10,077         677,376
Wachovia Corp.+                                          12,218         672,601
American Express Co.                                     10,685         602,634
Prudential Financial, Inc.                                5,764         520,259
MetLife, Inc.+                                            8,014         506,084
Goldman Sachs Group, Inc.                                 2,343         484,134
Freddie Mac+                                              8,076         480,441
Lehman Brothers Holdings, Inc.                            6,690         468,768
Washington Mutual, Inc.+                                 11,606         468,650
Bank of New York Co., Inc.                               10,750         435,912
Fannie Mae+                                               7,961         434,511
Allstate Corp.                                            7,209         432,973
Morgan Stanley                                            5,451         429,321
Merrill Lynch & Co., Inc.+                                5,103         416,762
Regions Financial Corp.+                                 11,762         416,022
Travelers Cos., Inc.                                      7,996         413,953
U.S. Bancorp+                                            11,538         403,484
Bear Stearns Cos., Inc.                                   2,665         400,683
BB&T Corp.+                                               9,600         393,792
Chubb Corp.                                               7,592         392,279
State Street Corp.+                                       5,969         386,493
Lincoln National Corp.+                                   5,590         378,946
Charles Schwab Corp.+                                    20,204         369,531
Countrywide Financial Corp.+                             10,630         357,593
Mellon Financial Corp.+                                   8,233         355,172
Progressive Corp.+                                       16,114         351,607
Vornado Realty Trust+                                     2,939         350,740
Moody's Corp.+                                            5,578         346,171
Fifth Third Bancorp+                                      8,826         341,478
Equity Residential+                                       6,998         337,514
Public Storage, Inc.+                                     3,538         334,942
Synovus Financial Corp.+                                  9,775         316,123
M&T Bank Corp.+                                           2,729         316,100
Archstone-Smith Trust+                                    5,797         314,661
Legg Mason, Inc.+                                         3,271         308,161
AvalonBay Communities, Inc.+                              2,362         307,060
CIT Group, Inc.                                           5,765         305,084
SL Green Realty Corp.+                                    2,133         292,605
Blackrock, Inc.+                                          1,835         286,829
IntercontinentalExchange, Inc.*+                          2,330         284,749
MBIA, Inc.+                                               4,319         282,851
Developers Diversified Realty Corp.+                      4,377         275,313
Health Care Property Investors, Inc.                      7,609         274,152
Cincinnati Financial Corp.                                6,413         271,911
Simon Property Group, Inc.+                               2,424         269,670
People's Bank                                             6,050         268,620

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

W.R. Berkley Corp.                                        8,093   $     268,040
TD Ameritrade Holding Corp.*+                            17,827         265,266
Fidelity National Financial, Inc. --
   Class A+                                              10,839         260,244
Hudson City Bancorp, Inc.+                               18,845         257,800
PNC Financial Services Group, Inc.                        3,578         257,509
iStar Financial, Inc.+                                    5,497         257,425
Assurant, Inc.                                            4,740         254,206
Old Republic International Corp.                         11,281         249,536
SLM Corp.                                                 6,076         248,508
Ameriprise Financial, Inc.                                4,260         243,416
Popular, Inc.+                                           14,699         243,415
Huntington Bancshares, Inc.                              11,135         243,300
Franklin Resources, Inc.                                  2,008         242,627
Radian Group, Inc.+                                       4,359         239,222
Associated Banc-Corp.+                                    7,042         236,611
New Plan Excel Realty Trust                               7,152         236,231
CapitalSource, Inc.+                                      9,359         235,192
Affiliated Managers Group, Inc.*+                         2,170         235,119
UDR, Inc.+                                                7,645         234,090
Torchmark Corp.+                                          3,560         233,500
American Financial Group, Inc.+                           6,837         232,731
Hartford Financial Services Group,
   Inc.+                                                  2,434         232,642
Brown & Brown, Inc.+                                      8,597         232,291
MGIC Investment Corp.+                                    3,925         231,261
HCC Insurance Holdings, Inc.+                             7,500         231,000
Wesco Financial Corp.                                       500         230,000
Capital One Financial Corp.+                              3,036         229,097
PMI Group, Inc.+                                          5,014         226,733
Jefferies Group, Inc.+                                    7,805         225,955
Essex Property Trust, Inc.                                1,730         224,000
ACE Ltd.                                                  3,924         223,903
SunTrust Banks, Inc.+                                     2,689         223,295
Nuveen Investments, Inc. --
   Class A+                                               4,669         220,844
Erie Indemnity Co. -- Class A                             4,145         218,732
BOK Financial Corp.                                       4,410         218,427
Camden Property Trust+                                    3,094         217,539
Sky Financial Group, Inc.                                 8,070         216,760
Protective Life Corp.                                     4,880         214,915
Douglas Emmett, Inc.                                      8,290         211,644
BRE Properties, Inc. -- Class A+                          3,330         210,289
Mack-Cali Realty Corp.+                                   4,380         208,619
Astoria Financial Corp.                                   7,824         208,040
Kilroy Realty Corp.                                       2,820         207,975
Loews Corp.                                               4,539         206,207
Conseco, Inc.*+                                          11,840         204,832
IndyMac Bancorp, Inc.+                                    6,340         203,197
Hanover Insurance Group, Inc.                             4,360         201,083
Ventas, Inc.+                                             4,750         200,117
UCBH Holdings, Inc.+                                     10,740         199,979


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 57

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Colonial Properties Trust+                                4,350   $     198,664
Highwoods Properties, Inc.                                5,000         197,450
Entertainment Properties Trust+                           3,240         195,210
South Financial Group, Inc.                               7,860         194,299
Senior Housing Properties Trust+                          8,090         193,351
BancorpSouth, Inc.                                        7,890         192,910
National City Corp.                                       5,129         191,055
Rayonier, Inc.                                            4,420         190,060
Chicago Mercantile Exchange
   Holdings, Inc.+                                          356         189,556
Whitney Holding Corp.                                     6,167         188,587
Selective Insurance Group, Inc.+                          7,400         188,404
Waddell & Reed Financial, Inc. --
   Class A                                                8,060         187,959
FirstMerit Corp.                                          8,830         186,401
First Niagara Financial Group, Inc.+                     13,390         186,255
Boston Properties, Inc.+                                  1,572         184,553
MAF Bancorp, Inc.+                                        4,420         182,723
United Bankshares, Inc.+                                  5,190         181,806
Piper Jaffray Cos., Inc.*                                 2,900         179,626
Sterling Financial Corp.                                  5,750         179,343
Susquehanna Bancshares, Inc.+                             7,620         176,708
SEI Investments Co.                                       2,932         176,594
Central Pacific Financial Corp.                           4,800         175,536
AFLAC, Inc.                                               3,704         174,310
Nelnet, Inc. -- Class A                                   7,180         172,105
Brandywine Realty Trust+                                  5,060         169,055
Hanmi Financial Corp.                                     8,720         166,203
Bank of Hawaii Corp.                                      3,130         165,984
LTC Properties, Inc.                                      6,260         162,197
NYSE Group, Inc.*+                                        1,729         162,094
General Growth Properties, Inc.+                          2,478         160,004
Jones Lang LaSalle, Inc.                                  1,526         159,131
Presidential Life Corp.                                   8,050         158,746
Flagstar Bancorp, Inc.+                                  12,900         154,155
Independent Bank Corp.                                    7,528         153,345
Investment Technology Group, Inc.*                        3,900         152,880
Safety Insurance Group, Inc.                              3,810         152,857
TradeStation Group, Inc.*                                12,140         152,843
BankAtlantic Bancorp, Inc. --
   Class A                                               13,920         152,563
Nara Bancorp, Inc.+                                       8,690         152,162
Weingarten Realty Investors+                              3,180         151,241
Community Bank System, Inc.                               7,229         151,231
Irwin Financial Corp.                                     8,100         150,984
Provident Bankshares Corp.+                               4,521         148,560
ProLogis+                                                 2,260         146,742
Cbot Holdings, Inc.*                                        799         145,019
Wilshire Bancorp, Inc.+                                   8,775         143,910
Umpqua Holding Corp.                                      5,250         140,543
Principal Financial Group, Inc.                           2,314         138,539
LaBranche & Co., Inc.*+                                  16,460         134,314

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

First Marblehead Corp.+                                   2,925   $     131,303
Markel Corp.*                                               270         130,904
PS Business Parks, Inc.                                   1,800         126,936
Genworth Financial, Inc. -- Class A+                      3,575         124,911
Host Hotels & Resorts, Inc.+                              4,744         124,815
Bankunited Financial Corp. --
   Class A+                                               5,782         122,636
SWS Group, Inc.                                           4,940         122,561
Cash America International, Inc.                          2,970         121,770
Marsh & McLennan Cos., Inc.+                              4,137         121,173
Liberty Property Trust+                                   2,462         119,949
Wintrust Financial Corp.+                                 2,640         117,770
Delphi Financial Group, Inc. --
   Class A                                                2,900         116,667
KeyCorp                                                   3,107         116,419
Westamerica Bancorporation+                               2,346         113,007
KIMCO Realty Corp.+                                       2,237         109,031
Northern Trust Corp.                                      1,802         108,372
T. Rowe Price Group, Inc.+                                2,284         107,782
Nymex Holdings, Inc.*+                                      790         107,250
XL Capital Ltd.+                                          1,506         105,360
Aon Corp.+                                                2,770         105,149
CNA Financial Corp.*+                                     2,403         103,545
Franklin Bank Corp.*                                      5,790         103,467
Marshall & Ilsley Corp.+                                  2,089          96,742
Janus Capital Group, Inc.                                 4,583          95,831
Apartment Investment &
   Management Co. -- Class A+                             1,651          95,246
Sovereign Bancorp, Inc.                                   3,630          92,347
Compass Bancshares, Inc.                                  1,235          84,968
Sovran Self Storage, Inc.+                                1,520          84,223
Capital Federal Financial+                                2,207          83,447
CBL & Associates Properties, Inc.+                        1,853          83,089
Plum Creek Timber Co., Inc. (REIT)+                       1,899          74,859
Comerica, Inc.+                                           1,266          74,846
Zions Bancorporation                                        855          72,265
Ambac Financial Group, Inc.+                                830          71,704
UnionBanCal Corp.                                         1,117          70,840
E*Trade Financial Corp.*+                                 3,295          69,920
Taubman Centers, Inc.                                     1,190          69,008
UnumProvident Corp.+                                      2,898          66,741
World Acceptance Corp.*                                   1,640          65,518
Philadelphia Consolidated Holding
   Corp.*+                                                1,430          62,906
CB Richard Ellis Group, Inc. --
   Class A*+                                              1,838          62,823
SAFECO Corp.+                                               937          62,245
Valley National Bancorp                                   2,420          61,105
TD Banknorth, Inc.                                        1,684          54,157
Macerich Co.+                                               580          53,569
Inland Real Estate Corp.+                                 2,900          53,186
Investors Financial Services Corp.                          910          52,917


58 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Nasdaq Stock Market, Inc.*+                               1,573   $      46,262
Leucadia National Corp.+                                  1,546          45,483
Realogy Corp.*                                            1,430          42,342
Regency Centers Corp.+                                      502          41,862
First American Corp.+                                       800          40,576
Duke Realty Corp.+                                          920          39,992
Everest Re Group Ltd.                                       405          38,949
American Capital Strategies Ltd.                            859          38,062
Commerce Bancorp, Inc.+                                   1,129          37,686
Federal Realty Investment Trust+                            394          35,704
AMB Property Corp.                                          555          32,628
Fremont General Corp.+                                    4,560          31,601
Anchor BanCorp Wisconsin, Inc.+                           1,100          31,185
Forest City Enterprises, Inc. --
   Class A+                                                 450          29,781
New York Community Bancorp, Inc.+                         1,674          29,446
First Horizon National Corp.+                               638          26,496
A.G. Edwards, Inc.                                          370          25,597
Brookline Bancorp, Inc.                                   1,840          23,313
Eaton Vance Corp.+                                          581          20,707
Stewart Information Services Corp.                          460          19,223
Transatlantic Holdings, Inc.                                240          15,629
Sterling Bancshares, Inc.                                 1,100          12,298
Allied Capital Corp.+                                       384          11,063
The St. Joe Co.+                                            205          10,724
Federated Investors, Inc. -- Class B                        290          10,649
Colonial BancGroup, Inc.                                    200           4,950
Hospitality Properties Trust                                100           4,680
American National Insurance Co.                              20           2,559
City National Corp.                                          10             736
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $41,947,674)                                                45,709,794
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $   231,396   $     231,396
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $231,396)                                                      231,396
                                                                  -------------
SECURITIES LENDING COLLATERAL 22.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                10,365,626      10,365,626
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,365,626)                                                10,365,626
                                                                  -------------
TOTAL INVESTMENTS 122.6%
   (Cost $52,544,696)                                             $  56,306,816
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.6)%                                         $ (10,374,502)
                                                                  =============
NET ASSETS - 100.0%                                               $  45,932,314

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 59

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Pfizer, Inc.                                            149,528   $   3,777,077
Johnson & Johnson, Inc.+                                 59,927       3,611,201
Abbott Laboratories                                      41,163       2,296,895
Genentech, Inc.*+                                        27,226       2,235,799
Merck & Co., Inc.+                                       47,918       2,116,538
Wyeth                                                    35,976       1,799,879
Amgen, Inc.*+                                            31,213       1,744,182
Eli Lilly & Co.+                                         32,409       1,740,687
UnitedHealth Group, Inc.                                 31,574       1,672,475
Bristol-Myers Squibb Co.                                 59,526       1,652,442
Medtronic, Inc.+                                         33,473       1,642,185
WellPoint, Inc.*                                         15,478       1,255,266
Schering-Plough Corp.                                    38,830         990,553
Gilead Sciences, Inc.*+                                  12,580         962,370
Baxter International, Inc.                               17,619         927,993
Becton, Dickinson & Co.                                  10,940         841,177
Thermo Fisher Scientific, Inc.*+                         17,775         830,981
Cardinal Health, Inc.                                    11,171         814,924
Stryker Corp.+                                           11,465         756,346
Forest Laboratories, Inc.*+                              14,612         751,641
Boston Scientific Corp.*                                 50,491         734,139
Genzyme Corp.*                                           12,020         721,440
Biogen Idec, Inc.*                                       15,593         692,017
Aetna, Inc.                                              15,431         675,724
St. Jude Medical, Inc.*+                                 17,788         669,007
Medco Health Solutions, Inc.*                             8,774         636,378
Zimmer Holdings, Inc.*                                    6,671         569,770
Quest Diagnostics, Inc.                                  11,221         559,591
Humana, Inc.*                                             9,597         556,818
Celgene Corp.*+                                          10,006         524,915
C.R. Bard, Inc.+                                          6,245         496,540
McKesson Corp.+                                           8,430         493,492
Hospira, Inc.*                                           11,389         465,810
Allergan, Inc.+                                           4,125         457,133
CIGNA Corp.                                               2,955         421,560
DaVita, Inc.*+                                            7,822         417,069
Patterson Cos., Inc.*+                                   11,506         408,348
Amylin Pharmaceuticals, Inc.*+                           10,606         396,240
Omnicare, Inc.+                                           9,786         389,189
Sepracor, Inc.*                                           8,227         383,625
Barr Pharmaceuticals, Inc.*                               8,223         381,136
Cephalon, Inc.*+                                          5,346         380,689
Brookdale Senior Living, Inc.+                            8,205         366,435
Endo Pharmaceuticals Holdings, Inc.*                     12,370         363,678
Covance, Inc.*+                                           5,950         353,073
Vertex Pharmaceuticals, Inc.*                            11,769         330,003
Lincare Holdings, Inc.*                                   8,970         328,751

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Charles River Laboratories
   International, Inc.*+                                  7,052   $     326,226
Express Scripts, Inc.*+                                   3,914         315,938
PDL BioPharma, Inc.*+                                    14,400         312,480
Universal Health Services, Inc. --
   Class B                                                5,450         312,067
Bausch & Lomb, Inc.                                       6,075         310,797
Sierra Health Services, Inc.*                             7,200         296,424
Beckman Coulter, Inc.                                     4,614         294,789
Gen-Probe, Inc.*                                          6,200         291,896
Advanced Medical Optics, Inc.*                            7,700         286,440
Techne Corp.*                                             5,000         285,500
AmerisourceBergen Corp.+                                  5,390         284,323
Biomet, Inc.                                              6,546         278,140
Immucor, Inc.*+                                           9,200         270,756
Mentor Corp.+                                             5,830         268,180
Regeneron Pharmaceuticals, Inc.*+                        12,200         263,764
Ventana Medical Systems, Inc.*                            6,200         259,780
Medicis Pharmaceutical Corp. --
   Class A+                                               8,300         255,806
Allscripts Healthcare Solutions, Inc.*+                   9,300         249,333
Valeant Pharmaceuticals
   International+                                        14,298         247,212
AMERIGROUP Corp.*                                         8,100         246,240
Genesis HealthCare Corp.*                                 3,900         246,129
Coventry Health Care, Inc.*                               4,321         242,192
inVentiv Health, Inc.*+                                   6,200         237,398
Digene Corp.*+                                            5,500         233,255
Laboratory Corporation of America
   Holdings*                                              3,206         232,852
Par Pharmaceutical Cos., Inc.*                            9,100         228,592
Alpharma, Inc. -- Class A                                 9,300         223,944
Medimmune, Inc.*+                                         6,041         219,832
DJ Orthopedics, Inc.*                                     5,700         216,030
Invitrogen Corp.*                                         3,375         214,819
LCA-Vision, Inc.+                                         5,200         214,188
Amedisys, Inc.*+                                          6,600         214,038
Kendle International, Inc.*+                              6,000         213,120
Health Management Associates,
   Inc. -- Class A+                                      19,318         209,987
Centene Corp.*+                                           9,975         209,375
Martek Biosciences Corp.*+                                9,936         204,880
AMN Healthcare Services, Inc.*                            9,045         204,598
Vital Signs, Inc.                                         3,927         204,126
PharmaNet Development Group,
   Inc.*                                                  7,700         200,200
ICU Medical, Inc.*                                        5,100         199,920
Perrigo Co.                                              11,305         199,646
Datascope Corp.+                                          5,506         199,262


60 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

WebMD Health Corp.*                                       3,700   $     194,731
Greatbatch, Inc.*                                         7,600         193,800
Cross Country Healthcare, Inc.*+                         10,600         193,238
Kensey Nash Corp.*                                        6,245         190,473
Odyssey HealthCare, Inc.*                                14,147         185,750
Bradley Pharmaceuticals, Inc.*                            9,418         180,731
Invacare Corp.                                           10,260         178,934
Savient Pharmaceuticals, Inc.*+                          13,400         161,068
Tenet Healthcare Corp.*+                                 24,677         158,673
Health Net, Inc.*                                         2,901         156,103
Merit Medical Systems, Inc.*+                            12,100         151,855
Kinetic Concepts, Inc.*+                                  2,900         146,856
Waters Corp.*                                             2,400         139,200
Varian Medical Systems, Inc.*+                            2,836         135,249
IMS Health, Inc.                                          4,501         133,500
Applera Corp. - Applied Biosystems
   Group                                                  3,472         102,667
DENTSPLY International, Inc.                              3,082         100,936
King Pharmaceuticals, Inc.*+                              4,970          97,760
Intuitive Surgical, Inc.*+                                  780          94,825
Henry Schein, Inc.*                                       1,696          93,585
Triad Hospitals, Inc.*+                                   1,769          92,430
Mylan Laboratories, Inc.+                                 4,235          89,528
Matria Healthcare, Inc.*                                  3,345          88,174
Cerner Corp.*+                                            1,415          77,047
Edwards Lifesciences Corp.*                               1,500          76,050
Manor Care, Inc.                                          1,325          72,027
Abraxis BioScience, Inc.*+                                2,685          71,716
Millipore Corp.*+                                           895          64,861
Cytyc Corp.*                                              1,720          58,841
Pharmaceutical Product
   Development, Inc.                                      1,628          54,847
ResMed, Inc.*+                                            1,080          54,400
Millennium Pharmaceuticals, Inc.*+                        4,660          52,938
Hillenbrand Industries, Inc.+                               865          51,355
Dade Behring Holdings, Inc.                               1,170          51,305
WellCare Health Plans, Inc.*                                600          51,150
Cyberonics, Inc.*+                                        2,660          49,955
ImClone Systems, Inc.*                                    1,100          44,847
Community Health Systems, Inc.*                           1,162          40,961
Hologic, Inc.*+                                             600          34,584
VCA Antech, Inc.*+                                          900          32,679
Arqule, Inc.*                                             4,380          32,675
Hooper Holmes, Inc.*                                      7,235          32,340
Theragenics Corp.*                                        4,563          28,564
Respironics, Inc.*+                                         600          25,194
CryoLife, Inc.*                                           2,730          22,959
PerkinElmer, Inc.                                           890          21,556
Osteotech, Inc.*                                          2,430          18,565
Watson Pharmaceuticals, Inc.*                               575          15,197
Noven Pharmaceuticals, Inc.*                                500          11,600
Pediatrix Medical Group, Inc.*                              200          11,412

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Idexx Laboratories, Inc.*                                   100   $       8,763
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $49,122,260)                                                60,446,109
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------
REPURCHASE AGREEMENT 0.7%
Repurchase Agreement (Note 5) Lehman Brothers
   Holdings, Inc. issued 03/30/07 at 5.06% due
   04/02/07                                         $   417,846         417,846
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $417,846)                                                      417,846
                                                                  -------------
SECURITIES LENDING COLLATERAL 20.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                12,639,648      12,639,648
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $12,639,648)                                                12,639,648
                                                                  -------------
TOTAL INVESTMENTS 121.0%
   (Cost $62,179,754)                                             $  73,503,603
                                                                  =============

LIABILITIES IN EXCESS OF
   OTHER ASSETS - (21.0)%                                         $ (12,760,722)
                                                                  =============
NET ASSETS - 100.0%                                               $  60,742,881

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE
      NOTE 8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 61

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                          March 31, 2007
--------------------------------------------------------------------------------
   INTERNET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 100.2%

Cisco Systems, Inc.*                                     26,018   $     664,240
Google, Inc. -- Class A*                                  1,208         553,457
Qualcomm, Inc.+                                          11,575         493,790
Time Warner, Inc.+                                       23,707         467,502
Yahoo!, Inc.*+                                           12,680         396,757
eBay, Inc.*+                                             11,836         392,363
Research In Motion Ltd.*+                                 2,061         281,306
Sun Microsystems, Inc.*+                                 44,300         266,243
Qwest Communications
   International, Inc.*+                                 27,067         243,332
Amazon.com, Inc.*+                                        5,794         230,543
Broadcom Corp. -- Class A*+                               6,658         213,522
Symantec Corp.*+                                         11,659         201,701
Juniper Networks, Inc.*+                                  9,589         188,712
IAC/InterActiveCorp*+                                     4,741         178,783
Intuit, Inc.*                                             6,078         166,294
WebEx Communications, Inc.*+                              2,872         163,302
E*Trade Financial Corp.*+                                 7,628         161,866
Akamai Technologies, Inc.*+                               3,050         152,256
VeriSign, Inc.*+                                          5,598         140,622
Monster Worldwide, Inc.*                                  2,885         136,662
Check Point Software
   Technologies Ltd.*+                                    5,829         129,870
McAfee, Inc.*+                                            4,157         120,886
Red Hat, Inc.*+                                           5,169         118,525
BEA Systems, Inc.*                                        9,811         113,709
Emdeon Corp.*                                             6,428          97,256
CheckFree Corp.*+                                         2,615          96,990
aQuantive, Inc.*+                                         3,115          86,940
F5 Networks, Inc.*                                        1,303          86,884
Priceline.com, Inc.*+                                     1,613          85,908
Ciena Corp.*+                                             3,050          85,248
Palm, Inc.*+                                              4,692          85,066
Digital River, Inc.*+                                     1,507          83,262
Foundry Networks, Inc.*+                                  5,549          75,300
TIBCO Software, Inc.*                                     8,319          70,878
Netflix, Inc.*+                                           2,924          67,808
j2 Global Communications, Inc.*+                          2,342          64,920
CNET Networks, Inc.*+                                     7,276          63,374
Websense, Inc.*+                                          2,461          56,578
United Online, Inc.+                                      3,874          54,352
EarthLink, Inc.*+                                         7,378          54,228
RealNetworks, Inc.*                                       6,839          53,686
S1 Corp.*                                                 6,320          37,920
webMethods, Inc.*                                         4,894          35,188
NetBank, Inc.                                             5,851          12,931
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $4,430,273)                                                  7,530,960
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.8%
Repurchase Agreement (Note 5) Lehman
  Brothers Holdings, Inc. issued
  03/30/07 at 5.06% due 04/02/07                    $    63,531   $      63,531
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $63,531)                                                        63,531
                                                                  -------------
SECURITIES LENDING COLLATERAL 45.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 3,431,982       3,431,982
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,431,982)                                                  3,431,982
                                                                  -------------
TOTAL INVESTMENTS 146.7%
   (Cost $7,925,786)                                              $  11,026,473
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (46.7)%                                         $  (3,510,751)
                                                                  =============
NET ASSETS - 100.0%                                               $   7,515,722

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE
      NOTE 8.


62 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.4%

Walt Disney Co.+                                         27,431   $     944,449
Time Warner, Inc.+                                       47,140         929,601
McDonald's Corp.                                         18,875         850,319
News Corp. -- Class A                                    35,830         828,390
Las Vegas Sands Corp.*+                                   6,950         601,940
Carnival Corp.+                                          12,390         580,595
Viacom, Inc. -- Class B*                                 13,936         572,909
MGM Mirage, Inc.*+                                        7,860         546,427
Starbucks Corp.*+                                        16,378         513,614
Marriott International, Inc. --
   Class A+                                              10,362         507,324
Harrah's Entertainment, Inc.                              5,320         449,274
Yum! Brands, Inc.+                                        7,528         434,817
Hilton Hotels Corp.+                                     11,903         428,032
Electronic Arts, Inc.*+                                   8,495         427,808
Starwood Hotels & Resorts
   Worldwide, Inc.                                        6,566         425,805
Mattel, Inc.                                             14,379         396,429
International Game Technology,
   Inc.                                                   9,544         385,387
Wynn Resorts Ltd.                                         3,639         345,196
Wyndham Worldwide Corp.*                                  8,780         299,837
Darden Restaurants, Inc.+                                 6,791         279,721
Tim Hortons, Inc.                                         9,055         275,453
Activision, Inc.*+                                       14,253         269,952
Eastman Kodak Co.+                                       11,809         266,411
Station Casinos, Inc.                                     2,970         257,113
Hasbro, Inc.+                                             8,506         243,442
Brinker International, Inc.+                              7,176         234,655
Boyd Gaming Corp.                                         4,835         230,339
CTC Media, Inc.*                                          8,690         223,159
Penn National Gaming, Inc.*+                              5,100         216,342
Wendy's International, Inc.                               6,628         207,456
Scientific Games Corp. --
   Class A*+                                              6,160         202,233
Brunswick Corp.+                                          6,026         191,928
OSI Restaurant Partners, Inc.                             4,854         191,733
Burger King Holdings, Inc.+                               8,870         191,592
Jack in the Box, Inc.*                                    2,715         187,688
DreamWorks Animation SKG,
   Inc. -- Class A*+                                      6,048         184,948
THQ, Inc.*                                                4,980         170,266
Cheesecake Factory, Inc.*+                                6,240         166,296
Choice Hotels International, Inc.+                        4,442         157,380
Polaris Industries, Inc.+                                 3,248         155,839
Warner Music Group Corp.+                                 9,070         154,734
Applebee's International, Inc.+                           6,177         153,066
Panera Bread Co. -- Class A*                              2,580         152,375
Ruby Tuesday, Inc.+                                       5,210         149,006

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Take-Two Interactive Software,
   Inc.*+                                                 7,174   $     144,484
Pool Corp.+                                               3,990         142,842
International Speedway Corp. --
   Class A                                                2,740         141,658
Sonic Corp.*                                              6,150         137,022
CBRL Group, Inc.+                                         2,940         136,122
Bob Evans Farms, Inc.                                     3,660         135,237
CEC Entertainment, Inc.*                                  3,220         133,759
Regal Entertainment Group --
   Class A                                                6,630         131,738
WMS Industries, Inc.*                                     3,330         130,669
Live Nation, Inc.*+                                       5,890         129,933
CKE Restaurants, Inc.+                                    6,840         129,002
Callaway Golf Co.+                                        7,946         125,229
P.F. Chang's China Bistro, Inc.*+                         2,960         123,965
Pinnacle Entertainment, Inc.*                             4,218         122,617
IHOP Corp.+                                               2,050         120,233
Papa John's International, Inc.*                          3,706         108,956
Rare Hospitality International, Inc.*+                    3,590         108,023
Triarc Cos., Inc. -- Class B+                             6,272         107,816
RC2 Corp.*                                                2,440          98,552
Jakks Pacific, Inc.*                                      3,980          95,122
Red Robin Gourmet Burgers, Inc.*                          2,450          95,109
Landry's Restaurants, Inc.                                3,045          90,132
California Pizza Kitchen, Inc.*+                          2,660          87,487
K2, Inc.*                                                 6,900          83,421
Nautilus, Inc.+                                           5,337          82,350
Steak n Shake Co.*                                        4,477          75,079
Shuffle Master, Inc.*+                                    4,110          75,008
Marcus Corp.                                              3,220          74,897
Sturm Ruger & Co., Inc.*                                  5,530          74,379
Multimedia Games, Inc.*+                                  6,100          72,590
O'Charleys, Inc.*                                         3,690          71,180
MarineMax, Inc.*+                                         3,048          70,653
Arctic Cat, Inc.                                          3,010          58,665
4Kids Entertainment, Inc.*                                3,000          56,760
Napster, Inc.*                                           12,058          49,920
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $14,592,705)                                                19,201,889
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 63

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 1.5%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                      $  293,437   $     293,437
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $293,437)                                                      293,437
                                                                  -------------
SECURITIES LENDING COLLATERAL 26.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 5,185,786       5,185,786
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,185,786)                                                  5,185,786
                                                                  -------------
TOTAL INVESTMENTS 127.7%
   (Cost $20,071,928)                                             $  24,681,112
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (27.7)%                                         $  (5,358,885)
                                                                  =============
NET ASSETS - 100.0%                                               $  19,322,227

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.


64 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                          March 31, 2007
--------------------------------------------------------------------------------
   PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Freeport-McMoRan Copper &
   Gold, Inc. -- Class B+                               379,647   $  25,128,835
Newmont Mining Corp.+                                   409,272      17,185,331
Goldcorp, Inc.+                                         604,126      14,511,107
Kinross Gold Corp.*                                   1,049,525      14,472,950
Barrick Gold Corp.                                      421,153      12,023,918
Agnico-Eagle Mines Ltd.+                                255,511       9,050,200
Yamana Gold, Inc.+                                      628,326       9,022,761
Gold Fields Ltd. -- SP ADR+                             433,308       8,007,532
AngloGold Ashanti Ltd. --
   SP ADR+                                              161,603       7,205,878
Pan American Silver Corp.*+                             220,073       6,511,960
Silver Standard Resources, Inc.*+                       160,804       5,605,627
Meridian Gold, Inc.*                                    215,907       5,512,106
Coeur d'Alene Mines Corp.*+                           1,244,128       5,113,366
Harmony Gold Mining Co. Ltd. --
   SP ADR*+                                             363,153       5,047,827
Novagold Resources, Inc.*+                              287,149       4,867,176
Silver Wheaton Corp.*+                                  513,207       4,865,202
Hecla Mining Co.*+                                      519,779       4,709,198
Cia de Minas Buenaventura SA --
   SP ADR                                               134,552       4,029,832
Golden Star Resources Ltd.*+                            854,901       3,761,564
Randgold Resources Ltd. --
   SP ADR                                               142,399       3,404,760
Northgate Minerals Corp*                                974,667       3,382,094
Stillwater Mining Co.*+                                 263,020       3,337,724
Royal Gold, Inc.+                                       105,881       3,187,018
Crystallex International Corp.*                         837,145       3,097,437
Apex Silver Mines Ltd.*+                                220,330       2,844,460
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $88,205,243)                                               185,885,863
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.8%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $ 1,504,758   $   1,504,758
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,504,758)                                                  1,504,758
                                                                  -------------
SECURITIES LENDING COLLATERAL 30.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 56,267,628      56,267,628
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $56,267,628)                                                56,267,628
                                                                  -------------
TOTAL INVESTMENTS 130.6%
   (Cost $145,977,629)                                            $ 243,658,249
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (30.6)%                                         $ (57,131,989)
                                                                  =============
NET ASSETS - 100.0%                                               $ 186,526,260

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE
      NOTE 8.

      ADR   -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 65

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Simon Property Group, Inc.+                              10,075   $   1,120,844
General Growth Properties, Inc.+                         14,669         947,177
Vornado Realty Trust+                                     7,611         908,297
ProLogis+                                                13,880         901,228
Public Storage, Inc.+                                     8,977         849,853
Host Hotels & Resorts, Inc.+                             32,050         843,235
Boston Properties, Inc.+                                  6,983         819,804
Equity Residential+                                      16,357         788,898
Kimco Realty Corp.+                                      15,860         773,016
SL Green Realty Corp.+                                    5,335         731,855
Archstone-Smith Trust+                                   13,234         718,342
AvalonBay Communities, Inc.+                              5,137         667,810
CB Richard Ellis Group, Inc. --
   Class A*                                              17,746         606,558
Developers Diversified Realty
    Corp.+                                                9,436         593,524
Macerich Co.+                                             6,198         572,447
Plum Creek Timber Co.,
   Inc. (REIT)+                                          14,467         570,289
Health Care Property Investors, Inc.+                    15,531         559,582
Realogy Corp.*                                           18,250         540,382
Duke Realty Corp.+                                       12,423         540,028
Regency Centers Corp.                                     6,393         533,112
Forest City Enterprises, Inc. --
   Class A+                                               7,896         522,557
Apartment Investment &
   Management Co. -- Class A+                             8,960         516,902
iStar Financial, Inc.+                                   11,028         516,441
Federal Realty Investment Trust+                          5,555         503,394
AMB Property Corp.                                        8,472         498,069
Ventas, Inc.                                             10,767         453,614
Liberty Property Trust+                                   9,277         451,975
Jones Lang LaSalle, Inc.                                  4,305         448,925
CapitalSource, Inc.+                                     17,637         443,218
Weingarten Realty Investors                               9,252         440,025
New Plan Excel Realty Trust                              13,257         437,879
UDR, Inc.+                                               14,127         432,569
Hospitality Properties Trust+                             9,194         430,279
Camden Property Trust+                                    6,015         422,915
The St. Joe Co.+                                          8,006         418,794
Annaly Mortgage Management,
   Inc.+                                                 25,979         402,155
Rayonier, Inc.                                            9,344         401,792
Taubman Centers, Inc.                                     6,927         401,697
Health Care REIT, Inc.+                                   8,825         387,417
BRE Properties, Inc. -- Class A+                          6,022         380,289

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

CBL & Associates Properties, Inc.+                        8,420   $     377,553
Brandywine Realty Trust+                                 11,246         375,729
Essex Property Trust, Inc.+                               2,901         375,621
Thornburg Mortgage, Inc.+                                14,429         375,154
Alexandria Real Estate Equities,
   Inc.+                                                  3,679         369,261
Douglas Emmett, Inc.                                     14,296         364,977
Realty Income Corp.+                                     12,908         364,006
Mack-Cali Realty Corp.+                                   7,599         361,940
Nationwide Health Properties, Inc.+                      11,354         354,926
HRPT Properties Trust+                                   28,182         346,639
Kilroy Realty Corp.                                       4,378         322,877
Highwoods Properties, Inc.+                               8,144         321,607
Crescent Real Estate EQT Co.                             15,696         314,862
Digital Realty Trust, Inc.                                7,773         310,143
Colonial Properties Trust+                                6,761         308,775
Post Properties, Inc.+                                    6,677         305,339
First Industrial Realty Trust, Inc.+                      6,702         303,601
Equity One, Inc.+                                        11,378         301,517
FelCor Lodging Trust, Inc.                               11,571         300,499
Spirit Finance Corp.                                     20,101         299,505
LaSalle Hotel Properties+                                 6,317         292,856
Pennsylvania Real Estate Investment
   Trust+                                                 6,581         291,736
Potlatch Corp.+                                           6,362         291,252
Mills Corp.                                              11,531         291,042
Corporate Office Properties
   Trust SBI+                                             6,359         290,479
Senior Housing Properties Trust+                         12,083         288,784
Healthcare Realty Trust, Inc.+                            7,497         279,638
Entertainment Properties Trust                            4,564         274,981
Sunstone Hotel Investors, Inc.+                          10,040         273,690
BioMed Realty Trust, Inc.+                               10,379         272,968
Cousins Properties, Inc.+                                 8,247         270,996
Washington Real Estate
   Investment Trust                                       7,207         269,686
Home Properties, Inc.+                                    5,077         268,116
DiamondRock Hospitality Co.                              14,037         266,703
National Retail Properties, Inc.+                        10,951         264,905
PS Business Parks, Inc.                                   3,753         264,662
Mid-America Apartment
   Communities, Inc.                                      4,482         252,157
Highland Hospitality Corp.+                              14,125         251,425
Tanger Factory Outlet Centers, Inc.+                      6,096         246,217
Equity Lifestyle Properties, Inc.+                        4,457         240,723
Inland Real Estate Corp.+                                12,811         234,954
Eastgroup Properties, Inc.+                               4,527         231,013
U-Store-It Trust                                         11,285         227,054


66 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Lexington Corporate Properties
   Trust+                                                10,620   $     224,401
Sovran Self Storage, Inc.+                                4,021         222,804
Glimcher Realty Trust+                                    7,990         215,890
Saul Centers, Inc.+                                       3,770         214,513
Equity Inns, Inc.+                                       12,721         208,370
Acadia Realty Trust+                                      7,684         200,322
National Health Investors, Inc.                           6,240         195,562
Parkway Properties, Inc.+                                 3,714         194,057
Innkeepers USA Trust+                                    11,641         189,515
Cedar Shopping Centers, Inc.                             11,160         180,792
First Potomac Realty Trust+                               6,250         178,563
Kite Realty Group Trust                                   8,408         167,740
Medical Properties Trust Inc.+                           11,160         163,940
LTC Properties, Inc.                                      6,302         163,285
Ramco-Gershenson Properties
   Trust+                                                 4,527         161,659
Sun Communities, Inc.+                                    5,125         158,978
Winston Hotels, Inc.                                     10,137         152,359
Urstadt Biddle Properties, Inc.                           6,791         132,832
Universal Health Realty Income
   Trust                                                  3,692         131,989
Associated Estates Realty Corp.                           7,373         103,886
American Land Lease, Inc.                                 3,637          90,925
Monmouth Real Estate Investment
   Corp. -- Class A                                      10,485          90,381
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $31,498,299)                                                40,130,518
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------

REPURCHASE AGREEMENT 0.3%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $   134,996         134,996
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $134,996)                                                      134,996
                                                                  -------------
SECURITIES LENDING COLLATERAL 30.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                12,116,704      12,116,704
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $12,116,704)                                                12,116,704
                                                                  -------------
TOTAL INVESTMENTS 129.9%
   (Cost $43,749,999)                                             $  52,382,218
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (29.9)%                                         $ (12,068,346)
                                                                  =============
NET ASSETS - 100.0%                                               $  40,313,872

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.

      REIT--REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 67

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.8%

Wal-Mart Stores, Inc.                                    12,477   $     585,795
Home Depot, Inc.+                                         9,516         349,618
Target Corp.+                                             5,149         305,130
Lowe's Cos., Inc.+                                        9,240         290,968
Walgreen Co.+                                             6,212         285,069
CVS Corp.+                                                6,870         234,542
Sears Holdings Corp.*+                                    1,292         232,767
Federated Department Stores, Inc.+                        4,994         224,980
Kohl's Corp.*                                             2,932         224,620
Costco Wholesale Corp.+                                   3,893         209,599
Best Buy Co., Inc.                                        4,133         201,360
J.C. Penney Co., Inc.+                                    2,304         189,297
Staples, Inc.+                                            7,059         182,405
Amazon.com, Inc.*+                                        4,378         174,201
Liberty Media Corp - Interactive*                         7,176         170,932
Nordstrom, Inc.+                                          2,982         158,016
The Gap, Inc.                                             8,656         148,970
Bed Bath & Beyond, Inc.*+                                 3,589         144,170
TJX Cos., Inc.+                                           5,234         141,109
IAC/InterActiveCorp*+                                     3,580         135,002
AutoZone, Inc.*                                           1,032         132,240
Limited Brands, Inc.+                                     5,073         132,202
Sherwin-Williams Co.+                                     1,975         130,429
Office Depot, Inc.*                                       3,625         127,382
Genuine Parts Co.                                         2,555         125,195
Dollar General Corp.+                                     5,804         122,755
Expedia, Inc.*+                                           5,120         118,682
Tiffany & Co.                                             2,514         114,337
Abercrombie & Fitch Co. -- Class A+                       1,473         111,477
American Eagle Outfitters, Inc.+                          3,506         105,145
RadioShack Corp.+                                         3,710         100,281
Ross Stores, Inc.                                         2,865          98,556
Petsmart, Inc.+                                           2,897          95,485
Chico's FAS, Inc.*+                                       3,839          93,787
Urban Outfitters, Inc.*+                                  3,523          93,395
Dollar Tree Stores, Inc.*+                                2,418          92,464
Big Lots, Inc.*+                                          2,940          91,963
CarMax, Inc.*                                             3,712          91,092
Advance Auto Parts, Inc.                                  2,321          89,475
Family Dollar Stores, Inc.                                3,010          89,156
Williams-Sonoma, Inc.+                                    2,510          89,005
AutoNation, Inc.*                                         4,146          88,061
OfficeMax, Inc.                                           1,650          87,021
Foot Locker, Inc.                                         3,500          82,425
O'Reilly Automotive, Inc.*+                               2,477          81,989
GameStop Corp. -- Class A*                                2,470          80,448
Saks, Inc.                                                3,710          77,316
Rite Aid Corp.*                                          13,354          77,053
AnnTaylor Stores Corp.*                                   1,952          75,699
Men's Wearhouse, Inc.                                     1,567          73,727
Circuit City Stores, Inc.+                                3,915          72,545

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Claire's Stores, Inc.                                     2,200   $      70,664
Dick's Sporting Goods, Inc.*+                             1,188          69,213
Aeropostale, Inc.*+                                       1,685          67,788
Barnes & Noble, Inc.                                      1,694          66,828
BJ's Wholesale Club, Inc.*                                1,953          66,070
Dillard's, Inc. -- Class A+                               1,995          65,296
Longs Drug Stores Corp.                                   1,236          63,827
Payless Shoesource, Inc.*+                                1,917          63,644
Tractor Supply Co.*+                                      1,231          63,396
Sally Beauty Holdings, Inc.*+                             6,330          58,173
Rent-A-Center, Inc.*                                      2,024          56,632
United Auto Group, Inc.+                                  2,640          53,592
Coldwater Creek, Inc.*+                                   2,572          52,160
Pacific Sunwear of California, Inc.*                      2,503          52,137
Nutri/System, Inc.*+                                        994          52,096
Children's Place Retail Stores, Inc.*+                      926          51,634
Charming Shoppes, Inc.*+                                  3,960          51,282
PEP Boys-Manny Moe & Jack                                 2,610          49,825
Guitar Center, Inc.*+                                     1,074          48,459
99 Cents Only Stores*                                     3,213          47,327
Zale Corp.*+                                              1,750          46,165
Aaron Rents, Inc.+                                        1,720          45,477
Borders Group, Inc.+                                      2,225          45,434
Gymboree Corp.*                                           1,126          45,119
Stage Stores, Inc.                                        1,930          44,988
Dress Barn, Inc.*+                                        2,138          44,492
Genesco, Inc.*                                            1,027          42,651
Tween Brands, Inc.*                                       1,191          42,543
Select Comfort Corp.*+                                    2,274          40,477
Hibbett Sports Inc.*                                      1,392          39,797
Sonic Automotive, Inc.                                    1,380          39,330
Stein Mart, Inc.                                          2,394          39,070
Jo-Ann Stores, Inc.*                                      1,390          37,877
Group 1 Automotive, Inc.                                    900          35,793
Christopher & Banks Corp.                                 1,837          35,766
Jos. A. Bank Clothiers, Inc.*+                            1,007          35,597
Cato Corp. -- Class A                                     1,520          35,553
Fred's, Inc.                                              2,328          34,222
Blue Nile, Inc.*                                            840          34,154
Tuesday Morning Corp.                                     2,198          32,618
Keystone Automotive Industries, Inc.*                       900          30,330
Finish Line, Inc. -- Class A                              2,348          29,585
HOT Topic, Inc.*+                                         2,572          28,549
Building Material Holding Corp.+                          1,426          25,825
Midas, Inc.*                                              1,120          24,158
Audiovox Corp. -- Class A*                                1,615          23,789
Stamps.com, Inc.*                                         1,636          23,509
PetMed Express, Inc.*                                     1,778          21,069
Haverty Furniture Cos., Inc.+                             1,430          20,020
Cost Plus, Inc.*+                                         1,958          19,580
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $6,048,452)                                                  9,842,917
                                                                  -------------


68 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.3%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $    32,370   $      32,370
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $32,370)                                                        32,370
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 2,323,553       2,323,553
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,323,553)                                                  2,323,553
                                                                  -------------
TOTAL INVESTMENTS 123.7%
   (Cost $8,404,375)                                              $  12,198,840
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.7)%                                         $  (2,339,986)
                                                                  =============
NET ASSETS - 100.0%                                               $   9,858,854

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 69

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Microsoft Corp.                                          23,008   $     641,233
International Business Machines
   Corp.                                                  5,105         481,197
Cisco Systems, Inc.*                                     17,237         440,061
Intel Corp.                                              21,942         419,750
Google, Inc. -- Class A*                                    901         412,802
Hewlett-Packard Co.+                                      8,153         327,261
Yahoo!, Inc.*+                                            9,957         311,555
Oracle Corp.*                                            17,057         309,243
Dell, Inc.*                                              12,986         301,405
eBay, Inc.*+                                              9,088         301,267
Texas Instruments, Inc.+                                  9,987         300,609
Apple Computer, Inc.*+                                    3,155         293,131
Motorola, Inc.+                                          15,579         275,281
Qualcomm, Inc.                                            6,412         273,536
EMC Corp.*+                                              18,684         258,773
Western Union Co.                                         9,080         199,306
Fidelity National Information Services,
   Inc.                                                   4,284         194,751
Electronic Arts, Inc.*+                                   3,829         192,828
Sun Microsystems, Inc.*+                                 31,373         188,552
Corning, Inc.*+                                           8,130         184,876
Network Appliance, Inc.*                                  4,946         180,628
Juniper Networks, Inc.*+                                  8,950         176,136
Paychex, Inc.+                                            4,314         163,371
MEMC Electronic Materials, Inc.*                          2,684         162,597
Agilent Technologies, Inc.*                               4,745         159,859
Computer Sciences Corp.*                                  3,047         158,840
Applied Materials, Inc.+                                  8,630         158,102
Maxim Integrated Products, Inc.                           5,365         157,731
National Semiconductor Corp.                              6,520         157,393
Intuit, Inc.*                                             5,705         156,089
Microchip Technology, Inc.+                               4,376         155,479
Micron Technology, Inc.*                                 12,870         155,470
Nvidia Corp.*                                             5,394         155,239
Autodesk, Inc.*                                           4,114         154,686
Cognizant Technology Solutions
   Corp. -- Class A*+                                     1,649         145,557
Automatic Data Processing, Inc.                           2,871         138,956
Salesforce.com, Inc.*+                                    3,223         138,009
Iron Mountain, Inc.*                                      5,093         133,080
Adobe Systems, Inc.*                                      3,170         132,189
Advanced Micro Devices, Inc.*+                           10,016         130,809
Avaya, Inc.*                                             10,949         129,308
Broadcom Corp. -- Class A*                                3,959         126,965
MasterCard, Inc.+                                         1,189         126,319
BEA Systems, Inc.*                                       10,873         126,018
Lexmark International, Inc.*+                             2,153         125,864
First Data Corp.                                          4,352         117,069
Zebra Technologies Corp. -- Class A*                      3,010         116,216
Integrated Device Technology, Inc.*                       7,510         115,804
VeriFone Holdings, Inc.*+                                 3,150         115,699
CheckFree Corp.*+                                         3,119         115,684

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Cypress Semiconductor Corp.*+                             6,209   $     115,177
Ingram Micro, Inc. -- Class A*                            5,945         114,798
Western Digital Corp.*                                    6,803         114,358
Novell, Inc.*+                                           15,792         114,018
Analog Devices, Inc.                                      3,268         112,713
International Rectifier Corp.*+                           2,907         111,076
Ciena Corp.*+                                             3,960         110,682
Sybase, Inc.*+                                            4,341         109,740
Molex, Inc.                                               3,828         107,950
Parametric Technology Corp.*+                             5,603         106,961
Tektronix, Inc.+                                          3,758         105,825
Akamai Technologies, Inc.*+                               2,118         105,731
QLogic Corp.*+                                            6,154         104,618
National Instruments Corp.+                               3,978         104,343
MoneyGram International, Inc.+                            3,743         103,906
Fairchild Semiconductor International,
   Inc.*+                                                 6,175         103,246
Fair Isaac Corp.                                          2,636         101,960
F5 Networks, Inc.*                                        1,502         100,153
Xerox Corp.*                                              5,901          99,668
Tech Data Corp.*                                          2,739          98,084
Ceridian Corp.*+                                          2,810          97,900
Acxiom Corp.                                              4,422          94,587
MPS Group, Inc.*+                                         6,670          94,381
Spansion, Inc.*                                           7,740          94,351
Global Payments, Inc.                                     2,753          93,767
Macrovision Corp.*+                                       3,730          93,437
Convergys Corp.*                                          3,675          93,382
Mentor Graphics Corp.*+                                   5,670          92,648
BISYS Group, Inc.*                                        8,070          92,482
Benchmark Electronics, Inc.*+                             4,420          91,317
Electronic Data Systems Corp.+                            3,292          91,123
CSG Systems International, Inc.*+                         3,605          90,197
CA, Inc.+                                                 3,479          90,141
McAfee, Inc.*+                                            3,094          89,974
SRA International, Inc. -- Class A*+                      3,690          89,888
Imation Corp.                                             2,210          89,240
Avocent Corp.*+                                           3,290          88,731
Tellabs, Inc.*+                                           8,940          88,506
Advent Software, Inc.*                                    2,520          87,872
Keane, Inc.*                                              6,440          87,455
Harris Corp.+                                             1,705          86,870
Utstarcom, Inc.*+                                        10,350          85,802
Diodes, Inc.*+                                            2,444          85,173
Cognex Corp.+                                             3,910          84,730
JDS Uniphase Corp.*+                                      5,483          83,506
SYKES Enterprises, Inc.*                                  4,570          83,357
NAVTEQ Corp.*+                                            2,403          82,904
Manhattan Associates, Inc.*+                              3,020          82,839
Veeco Instruments, Inc.*                                  4,210          82,095
Park Electrochemical Corp.+                               3,020          81,902
C-COR, Inc.*                                              5,890          81,635
MapInfo Corp.*                                            4,044          81,406
Scansource, Inc.*+                                        3,004          80,627
Photronics, Inc.*                                         5,160          80,238


70 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Insight Enterprises, Inc.*                                4,460   $      80,191
Symantec Corp.*+                                          4,621          79,943
Electro Scientific Industries, Inc.*                      4,140          79,654
Black Box Corp.                                           2,170          79,292
Newport Corp.*+                                           4,840          79,231
DSP Group, Inc.*                                          4,102          77,938
Bankrate, Inc.*+                                          2,210          77,880
Rogers Corp.*                                             1,750          77,613
CTS Corp.                                                 5,560          76,839
CDW Corp.+                                                1,249          76,726
Flir Systems, Inc.*+                                      2,145          76,512
Hyperion Solutions Corp.*                                 1,470          76,190
Digi International, Inc.*                                 5,897          74,892
Supertex, Inc.*                                           2,251          74,756
ValueClick, Inc.*+                                        2,850          74,471
Actel Corp.*                                              4,480          74,010
Novellus Systems, Inc.*+                                  2,307          73,870
Symmetricom, Inc.*                                        8,880          73,704
Cohu, Inc.                                                3,910          73,508
Riverbed Technology, Inc.*+                               2,640          72,970
KLA-Tencor Corp.+                                         1,352          72,089
Brightpoint, Inc.*                                        6,270          71,729
Sonic Solutions, Inc.*+                                   4,960          69,936
Radiant Systems, Inc.*                                    5,320          69,320
Jabil Circuit, Inc.                                       3,215          68,833
PC-Tel, Inc.*                                             6,699          68,129
Fiserv, Inc.*                                             1,261          66,909
SanDisk Corp.*+                                           1,522          66,664
Linear Technology Corp.+                                  2,092          66,086
Pericom Semiconductor Corp.*                              6,750          66,015
Cree, Inc.*+                                              3,930          64,688
Planar Systems, Inc.*+                                    7,340          63,638
NCR Corp.*                                                1,319          63,009
BMC Software, Inc.*+                                      2,017          62,103
Micros Systems, Inc.*+                                    1,150          62,089
Aeroflex, Inc.*                                           4,650          61,148
Xilinx, Inc.+                                             2,359          60,697
Solectron Corp.*                                         19,217          60,534
Amphenol Corp. -- Class A                                   925          59,727
Wind River Systems, Inc.*+                                5,953          59,173
Standard Microsystems Corp.*                              1,910          58,331
Plexus Corp.*                                             3,290          56,424
Hewitt Associates, Inc. -- Class A*                       1,870          54,660
Altiris, Inc.*                                            1,640          53,972
Avnet, Inc.*+                                             1,468          53,054
Silicon Laboratories, Inc.*+                              1,758          52,599
Neoware, Inc.*+                                           5,210          52,465
Total System Services, Inc.                               1,611          51,310
Altera Corp.*+                                            2,501          49,995
Sanmina-SCI Corp.*+                                      13,809          49,989
Dycom Industries, Inc.*                                   1,880          48,993
Unisys Corp.*+                                            5,371          45,278
Rambus, Inc.*+                                            2,070          43,988
Citrix Systems, Inc.*+                                    1,366          43,753

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Cadence Design Systems, Inc.*+                            2,071   $      43,615
Powerwave Technologies, Inc.*+                            7,603          43,261
PMC - Sierra, Inc.*+                                      6,140          43,041
VeriSign, Inc.*                                           1,704          42,804
3Com Corp.*                                              10,896          42,603
Affiliated Computer Services, Inc. --
   Class A*                                                 709          41,746
SPSS, Inc.*                                               1,150          41,515
Semtech Corp.*                                            3,070          41,384
Agere Systems, Inc.*                                      1,802          40,761
Intersil Corp. -- Class A+                                1,464          38,781
Lam Research Corp.*+                                        815          38,582
DST Systems, Inc.*+                                         496          37,299
Skyworks Solutions, Inc.*                                 6,320          36,340
WebEx Communications, Inc.*                                 621          35,310
Sabre Holdings Corp.                                      1,071          35,075
Compuware Corp.*                                          3,565          33,832
Activision, Inc.*+                                        1,786          33,827
Arrow Electronics, Inc.*+                                   868          32,767
Daktronics, Inc.+                                         1,090          29,910
Triquint Semiconductor, Inc.*+                            5,979          29,895
Talx Corp.+                                                 880          29,154
KEMET Corp.*                                              3,810          29,147
Gerber Scientific, Inc.*+                                 2,725          28,912
Alliance Data Systems Corp.*+                               466          28,715
Mettler Toledo International, Inc.*                         320          28,662
Lattice Semiconductor Corp.*                              4,806          28,115
Red Hat, Inc.*                                            1,215          27,860
LSI Logic Corp.*+                                         2,613          27,280
Secure Computing Corp.*+                                  3,499          26,942
Factset Research Systems, Inc.                              408          25,643
Adaptec, Inc.*                                            5,986          23,166
Intevac, Inc.*                                              870          22,942
Ansys, Inc.*+                                               430          21,831
Varian Semiconductor Equipment
   Associates, Inc.*+                                       396          21,138
Synopsys, Inc.*                                             741          19,436
Cymer, Inc.*+                                               445          18,490
Anixter International, Inc.*+                               280          18,463
Carreker Corp.*                                           2,301          18,454
Gevity HR, Inc.                                             920          18,161
CommScope, Inc.*+                                           420          18,018
Trimble Navigation Ltd.*                                    668          17,929
Kopin Corp.*                                              5,251          17,748
Phoenix Technologies Ltd.*                                2,811          17,569
Diebold, Inc.                                               361          17,223
Teradyne, Inc.*+                                          1,029          17,020
j2 Global Communications, Inc.*                             600          16,632
Napster, Inc.*                                            3,804          15,749
Polycom, Inc.*+                                             471          15,698
ADC Telecommunications, Inc.*+                              880          14,731
MIVA, Inc.*+                                              3,666          14,077
Dolby Laboratories, Inc. -- Class A*                        400          13,804
RF Micro Devices, Inc.*+                                  2,143          13,351


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 71

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Gartner, Inc. -- Class A*+                                  493   $      11,807
AVX Corp.                                                   738          11,218
Atmel Corp.*                                              1,875           9,431
Harmonic, Inc.*                                             920           9,034
Kronos, Inc.*                                               130           6,955
Technitrol, Inc.                                            260           6,809
Vishay Intertechnology, Inc.*                               465           6,501
Jack Henry & Associates, Inc.                               265           6,373
Palm, Inc.*+                                                210           3,807
THQ, Inc.*                                                  105           3,590
Take-Two Interactive Software, Inc.*+                       100           2,014
Coherent, Inc.*                                              54           1,714
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $16,594,829)                                                20,793,231
                                                                  -------------
                                                           FACE
                                                         AMOUNT
                                                    -----------
REPURCHASE AGREEMENT 1.1%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $   224,257         224,257
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $224,257)                                                      224,257
                                                                  -------------
SECURITIES LENDING COLLATERAL 21.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 4,443,218       4,443,218
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,443,218)                                                  4,443,218
                                                                  -------------
TOTAL INVESTMENTS 121.8%
   (Cost $21,262,304)                                             $  25,460,706
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (21.8)%                                         $  (4,564,118)
                                                                  =============
NET ASSETS - 100.0%                                               $  20,896,588

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY  IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
     8.


72 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.0%

AT&T, Inc.                                               70,875   $   2,794,601
Cisco Systems, Inc.*                                     76,855       1,962,108
Vodafone Group PLC -- SP ADR+                            71,032       1,907,920
Verizon Communications, Inc.+                            46,102       1,748,188
Nokia OYJ -- SP ADR*+                                    73,616       1,687,279
Qualcomm, Inc.+                                          34,184       1,458,289
Sprint Nextel Corp.+                                     62,552       1,185,986
Corning, Inc.*+                                          47,071       1,070,395
Motorola, Inc.+                                          57,068       1,008,392
Alltel Corp.                                             12,921         801,102
Alcatel-Lucent SA -- SP ADR+                             65,130         769,837
Qwest Communications International,
   Inc.*+                                                79,951         718,759
American Tower Corp. -- Class A*                         17,644         687,234
NII Holdings, Inc. -- Class B*+                           8,157         605,086
Juniper Networks, Inc.*+                                 28,339         557,712
Embarq Corp.                                              8,855         498,979
Level 3 Communications, Inc.*+                           76,470         466,467
Windstream Corp.+                                        30,714         451,189
Harris Corp.+                                             8,716         444,080
Crown Castle International Corp.*+                       13,209         424,405
Citizens Communications Co.+                             27,972         418,181
CenturyTel, Inc.+                                         8,530         385,471
Leap Wireless International, Inc. --
   Class B*                                               5,520         364,210
Avaya, Inc.*                                             29,557         349,068
U.S. Cellular Corp.*                                      4,579         336,328
Tellabs, Inc.*+                                          33,378         330,442
CommScope, Inc.*+                                         7,380         316,602
Telephone & Data Systems, Inc.                            5,090         303,466
SBA Communications Corp.*+                               10,160         300,228
Polycom, Inc.*+                                           8,795         293,137
JDS Uniphase Corp.*+                                     17,786         270,881
F5 Networks, Inc.*+                                       3,862         257,518
Ciena Corp.*+                                             9,030         252,388
ADC Telecommunications, Inc.*+                           14,510         242,897
NeuStar, Inc.*                                            7,940         225,814
ADTRAN, Inc.+                                             9,001         219,174
Andrew Corp.*+                                           20,398         216,015
Riverbed Technology, Inc.*+                               7,744         214,044
3Com Corp.*                                              51,619         201,830
Plantronics, Inc.                                         7,890         186,362
Dycom Industries, Inc.*+                                  7,105         185,156
Cincinnati Bell, Inc.*+                                  38,240         179,728
Avocent Corp.*+                                           6,396         172,500
ViaSat, Inc.*                                             5,156         169,993
Harmonic, Inc.*+                                         16,627         163,277
Netgear, Inc.*                                            5,700         162,621

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Utstarcom, Inc.*+                                        19,231   $     159,425
Comtech Telecommunications Corp.*+                        4,040         156,469
Blue Coat Systems, Inc.*+                                 4,060         149,124
C-COR, Inc.*                                             10,710         148,441
Inter-Tel, Inc.                                           5,789         136,852
Powerwave Technologies, Inc.*+                           23,097         131,422
General Communication, Inc. --
   Class A*+                                              9,330         130,620
Black Box Corp.                                           3,379         123,469
CT Communications, Inc.+                                  4,820         116,162
Network Equipment Technologies,
   Inc.*                                                 10,585         102,674
Bel Fuse, Inc. -- Class B                                 2,608         100,956
Symmetricom, Inc.*                                       11,655          96,736
Ditech Networks, Inc.*                                   11,441          92,901
Digi International, Inc.*                                 7,104          90,221
PC-Tel, Inc.*                                             8,100          82,377
Tollgrade Communications, Inc.*                           5,999          75,347
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $22,719,820)                                                29,858,535
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------
REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                    $    185,406         185,406
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $185,406)                                                      185,406
                                                                  -------------
SECURITIES LENDING COLLATERAL 29.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 8,990,818       8,990,818
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,990,818)                                                  8,990,818
                                                                  -------------
TOTAL INVESTMENTS 129.4%
   (Cost $31,896,044)                                             $  39,034,759
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (29.4)%                                         $  (8,863,363)
                                                                  =============
NET ASSETS - 100.0%                                               $  30,171,396

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY  IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
     8.

     ADR  -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 73

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%
United Parcel Service, Inc. -- Class B                   17,034   $   1,194,083
FedEx Corp.                                               9,630       1,034,551
Burlington Northern Santa Fe Corp.+                      12,702       1,021,622
Union Pacific Corp.                                       9,811         996,307
Norfolk Southern Corp.                                   16,382         828,929
CSX Corp.                                                20,173         807,929
Southwest Airlines Co.+                                  40,547         596,041
Hertz Global Holdings, Inc.*+                            24,668         584,632
CH Robinson Worldwide, Inc.+                             11,448         546,642
Expeditors International Washington,
   Inc.+                                                 12,859         531,334
AMR Corp.*+                                              14,411         438,815
J.B. Hunt Transport Services, Inc.                       14,281         374,733
UAL Corp.*+                                               8,750         333,988
Avis Budget Group, Inc.*                                 12,210         333,577
Kansas City Southern*+                                    9,355         332,851
US Airways Group, Inc.*                                   7,032         319,815
Laidlaw International, Inc.                               9,229         319,323
Landstar System, Inc.                                     6,738         308,870
Ryder System, Inc.+                                       6,094         300,678
Swift Transportation Co., Inc.*+                          9,516         296,519
Continental Airlines, Inc. -- Class B*+                   8,032         292,285
Con-way, Inc.                                             5,776         287,876
Alexander & Baldwin, Inc.+                                5,578         281,354
YRC Worldwide, Inc.*+                                     6,887         276,995
Kirby Corp.*+                                             7,096         248,218
SkyWest, Inc.+                                            8,871         238,009
EGL, Inc.*                                                5,913         234,332
Heartland Express, Inc.+                                 14,270         226,608
Knight Transportation, Inc.+                             12,519         223,089
JetBlue Airways Corp.*                                   19,339         222,592
Alaska Air Group, Inc.*+                                  5,600         213,360
Werner Enterprises, Inc.+                                11,484         208,664
Old Dominion Freight Line, Inc.*                          6,736         194,064
HUB Group, Inc. -- Class A*+                              6,588         190,986
Forward Air Corp.+                                        5,671         186,462
AirTran Holdings, Inc.*+                                 15,833         162,605
Arkansas Best Corp.                                       4,458         158,482
Mesa Air Group, Inc.*+                                   11,199          84,328
Frontier Airlines Holdings, Inc.*+                       12,826          77,084
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $10,579,266)                                                15,508,632
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $    81,818   $      81,818
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $81,818)                                                        81,818
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 3,614,911       3,614,911
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,614,911)                                                  3,614,911
                                                                  -------------
TOTAL INVESTMENTS 123.4%
   (Cost $14,275,995)                                             $  19,205,361
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.4)%                                         $  (3,636,920)
                                                                  =============
NET ASSETS - 100.0%                                               $  15,568,441

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY  IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
     8.


74 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   UTILITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Exelon Corp.                                             56,933   $   3,911,866
TXU Corp.                                                50,657       3,247,114
Dominion Resources, Inc.+                                35,542       3,155,063
FPL Group, Inc.+                                         46,874       2,867,283
Southern Co.+                                            77,397       2,836,600
Duke Energy Corp.+                                      139,769       2,835,913
Public Service Enterprise Group, Inc.+                   33,637       2,793,216
Entergy Corp.                                            25,630       2,689,100
FirstEnergy Corp.+                                       39,705       2,630,059
American Electric Power Co., Inc.                        52,554       2,562,007
Constellation Energy Group, Inc.*                        27,529       2,393,647
PPL Corp.+                                               56,167       2,297,230
Edison International                                     46,527       2,285,872
PG&E Corp.+                                              47,274       2,281,916
Sempra Energy+                                           37,254       2,272,867
AES Corp.*                                               95,091       2,046,358
Consolidated Edison, Inc.+                               39,858       2,035,149
Mirant Corp.*+                                           49,235       1,992,048
Progress Energy, Inc.+                                   39,130       1,973,717
NRG Energy, Inc.*+                                       25,653       1,848,042
Xcel Energy, Inc.+                                       71,967       1,776,865
Ameren Corp.+                                            33,783       1,699,285
Reliant Energy, Inc.*+                                   80,930       1,644,498
Questar Corp.+                                           18,179       1,621,749
Allegheny Energy, Inc.*                                  32,858       1,614,642
Integrys Energy Group Inc                                28,548       1,584,699
DTE Energy Co.+                                          33,029       1,582,089
KeySpan Corp.                                            35,546       1,462,718
Equitable Resources, Inc.+                               29,974       1,448,344
NiSource, Inc.                                           58,088       1,419,671
Alliant Energy Corp.+                                    30,163       1,351,906
Pepco Holdings, Inc.+                                    46,528       1,350,243
CenterPoint Energy, Inc.+                                74,004       1,327,632
Northeast Utilities+                                     40,417       1,324,465
MDU Resources Group, Inc.+                               45,949       1,320,574
Wisconsin Energy Corp.                                   26,975       1,308,827
Oneok, Inc.                                              27,746       1,248,570
SCANA Corp.+                                             28,875       1,246,534
Dynegy, Inc. -- Class A*                                131,914       1,221,524
Pinnacle West Capital Corp.                              24,053       1,160,557
Energen Corp.+                                           22,063       1,122,786
CMS Energy Corp.+                                        63,019       1,121,738
National Fuel Gas Co.+                                   25,595       1,107,240
Southern Union Co.+                                      35,860       1,089,785
Delta & Pine Land Co.+                                   34,912       1,085,414
Sierra Pacific Resources*                                62,126       1,079,750
NSTAR                                                    30,255       1,062,556
TECO Energy, Inc.+                                       59,949       1,031,722
AGL Resources, Inc.                                      24,148       1,031,603
Energy East Corp.                                        42,135       1,026,409
OGE Energy Corp.                                         25,999       1,008,761

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Puget Energy, Inc.                                       36,791   $     944,793
Aqua America, Inc.+                                      41,772         937,781
UGI Corp.+                                               34,147         912,066
Atmos Energy Corp.+                                      28,492         891,230
Great Plains Energy, Inc.+                               27,192         882,380
PNM Resources, Inc.+                                     26,952         870,550
Westar Energy, Inc.+                                     31,352         862,807
Nicor, Inc.+                                             16,927         819,605
Vectren Corp.+                                           28,276         808,694
Hawaiian Electric Industries, Inc.+                      29,795         774,372
Piedmont Natural Gas Co.+                                29,008         765,231
Duquesne Light Holdings, Inc.                            36,279         717,961
Southwest Gas Corp.+                                     17,836         693,285
WGL Holdings, Inc.+                                      21,102         674,842
Cleco Corp.                                              26,012         671,890
New Jersey Resources Corp.+                              13,080         654,654
Allete, Inc.+                                            13,868         646,526
Aquila, Inc.*                                           153,422         641,304
Northwest Natural Gas Co.+                               13,905         635,041
Unisource Energy Corp.                                   16,848         632,642
El Paso Electric Co.*                                    23,903         629,844
South Jersey Industries, Inc.                            16,154         614,660
IDACORP, Inc.                                            18,069         611,455
Avista Corp.+                                            24,685         598,118
Black Hills Corp.+                                       16,206         595,895
UIL Holding Corp.+                                       13,135         455,784
CH Energy Group, Inc.+                                    9,333         454,424
Laclede Group, Inc.                                      13,475         418,803
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $96,363,898)                                               111,254,860
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------
REPURCHASE AGREEMENT 0.7%
Repurchase Agreement (Note 5)
   Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07                                     $   752,881         752,881
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $752,881)                                                      752,881
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                26,664,793      26,664,793
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $26,664,793)                                                26,664,793
                                                                  -------------
TOTAL INVESTMENTS 124.0%
   (Cost $123,781,572)                                            $ 138,672,534
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.0)%                                         $ (26,823,856)
                                                                  =============
NET ASSETS - 100.0%                                               $ 111,848,678

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY  IS ON LOAN AT MARCH 31, 2007 - SEE NOTE
     8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 75

                               [GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                            BASIC             BIO-
                                                                         BANKING        MATERIALS       TECHNOLOGY      COMMODITIES
                                                                            FUND             FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 8)                          $  16,453,080   $  115,472,480   $   92,820,706   $   23,831,485
Repurchase Agreements* (Note 5)                                           49,789          581,148          468,093       22,880,064
Receivable for Securities Sold (Note 1)                                       --               --               --        3,373,822
Receivable for Fund Shares Sold                                        3,726,881          637,373          726,887        1,056,413
Investment Income Receivable (Note 1)                                     26,873          103,482           13,704            9,648
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                       20,256,623      116,794,483       94,029,390       51,151,432
====================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                      2,091,840       21,660,546       23,166,719               --
Payable for Securities Purchased (Note 1)                              3,664,971          592,417          414,804        2,000,000
Payable for Fund Shares Redeemed                                          47,871          496,325          140,616          148,491
Investment Advisory Fees Payable (Note 3)                                  9,864           63,207           54,172           15,579
Transfer Agent and Administrative Fees Payable (Note 3)                    2,901           18,590           15,933            9,180
Distribution and Service Fees Payable (Note 3)                             1,223            4,875            1,699            4,097
Portfolio Accounting Fees Payable (Note 3)                                 1,161            7,436            6,373            3,672
Custody Fees Payable                                                       1,346            2,085            1,867              954
Other Liabilities                                                          2,513           19,637           38,186           18,444
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   5,823,690       22,865,118       23,840,369        2,200,417
====================================================================================================================================
NET ASSETS                                                         $  14,432,933   $   93,929,365   $   70,189,021   $   48,951,015
====================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                    $  57,847,081   $  101,567,328   $  219,963,809   $   57,671,304
Undistributed Net Investment Income                                      134,136          220,983               --               --
Accumulated Net Realized Loss on Investments                         (45,219,086)     (23,240,854)    (182,483,891)     (12,892,410)
Net Unrealized Appreciation on Investments                             1,670,802       15,381,908       32,709,103        4,172,121
====================================================================================================================================
NET ASSETS                                                         $  14,432,933   $   93,929,365   $   70,189,021   $   48,951,015
====================================================================================================================================
   Investor Class                                                  $   9,229,420   $   68,862,330   $   61,365,955              N/A
   Advisor Class                                                       1,836,202       15,974,293        5,295,168              N/A
   A-Class                                                               187,482        2,075,605          849,496   $    9,719,805
   C-Class                                                             3,179,829        7,017,137        2,678,402        4,168,903
   H-Class                                                                   N/A              N/A              N/A       35,062,307

SHARES OUTSTANDING
   Investor Class                                                        836,652        1,629,784        2,892,621              N/A
   Advisor Class                                                         176,716          393,378          262,094              N/A
   A-Class                                                                17,900           50,728           41,841          408,176
   C-Class                                                               309,596          176,508          134,275          177,596
   H-Class                                                                   N/A              N/A              N/A        1,472,625

NET ASSET VALUES
   Investor Class                                                  $       11.03   $        42.25   $        21.21              N/A
   Advisor Class                                                           10.39            40.61            20.20              N/A
   A-Class                                                                 10.47            40.92            20.30           $23.81
   A-Class Maximum Offering Price**                                        10.99            42.96            21.31            25.00
   C-Class                                                                 10.27            39.76            19.95            23.47
   H-Class                                                                   N/A              N/A              N/A            23.81

 * THE COST OF INVESTMENTS, INCLUDING REPURCHASE AGREEMENTS, IS $14,832,067, $100,671,720, $60,579,696, $42,539,428, $38,146,530, $15,147,866,
      $92,079,339, $116,003,309, $52,544,696, $62,179,754, $7,925,786 AND,
      $20,071,928, RESPECTIVELY.

** NET ASSET VALUE ADJUSTED FOR THE MAXIMUM SALES CHARGE OF 4.75% OF OFFERING PRICE.


76 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

                                                                  March 31, 2007
--------------------------------------------------------------------------------

                                                                        CONSUMER                                             ENERGY
                                                                        PRODUCTS      ELECTRONICS           ENERGY         SERVICES
                                                                            FUND             FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 8)                          $  45,147,070   $   23,716,817   $  133,447,339   $  174,386,476
Repurchase Agreements* (Note 5)                                          287,620          124,907        1,053,485          893,746
Receivable for Securities Sold (Note 1)                                       --        1,364,061               --        1,313,925
Receivable for Fund Shares Sold                                          232,114          801,463       10,086,085        2,777,685
Investment Income Receivable (Note 1)                                     76,760            1,587           38,189           54,447
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                       45,743,564       26,008,835      144,625,098      179,426,279
====================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                      8,342,376        4,084,686       22,279,067       34,903,171
Payable for Securities Purchased (Note 1)                                317,803               --        3,632,628               --
Payable for Fund Shares Redeemed                                          47,771        1,997,212        6,800,997        4,328,350
Investment Advisory Fees Payable (Note 3)                                 25,968           14,675           74,457           92,902
Transfer Agent and Administrative Fees Payable (Note 3)                    7,638            4,316           21,899           27,324
Distribution and Service Fees Payable (Note 3)                             2,832            1,113            7,360           10,383
Portfolio Accounting Fees Payable (Note 3)                                 3,055            1,726            8,760           10,930
Custody Fees Payable                                                       1,949              513            2,333            3,696
Other Liabilities                                                         19,888           10,889           49,306           66,163
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   8,769,280        6,115,130       32,876,807       39,442,919
====================================================================================================================================
NET ASSETS                                                         $  36,974,284   $   19,893,705   $  111,748,291   $  139,983,360
====================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                    $  45,182,715   $  175,113,903   $   82,997,401   $  153,078,207
Undistributed Net Investment Income                                      484,853               --               --               --
Accumulated Net Realized Loss on Investments                        (15,981,444)     (163,914,056)     (13,670,595)     (72,371,760)
Net Unrealized Appreciation on Investments                             7,288,160        8,693,858       42,421,485       59,276,913
====================================================================================================================================
NET ASSETS                                                         $  36,974,284   $   19,893,705   $  111,748,291   $  139,983,360
====================================================================================================================================
   Investor Class                                                  $  21,813,558   $   15,375,589   $   75,204,110   $   91,095,351
   Advisor Class                                                       5,753,788        1,511,393       14,613,452       18,236,993
   A-Class                                                             3,935,197          130,355        3,306,897        6,150,674
   C-Class                                                             5,471,741        2,876,368       18,623,832       24,500,342
   H-Class                                                                   N/A              N/A              N/A              N/A

SHARES OUTSTANDING
   Investor Class                                                        604,166        1,234,208        3,242,951        1,919,178
   Advisor Class                                                         165,901          127,233          655,633          400,073
   A-Class                                                               112,769           10,876          147,388          133,998
   C-Class                                                               160,755          245,149          853,820          547,028
   H-Class                                                                   N/A              N/A              N/A              N/A

NET ASSET VALUES
   Investor Class                                                  $       36.11   $        12.46           $23.19   $        47.47
   Advisor Class                                                           34.68            11.88            22.29            45.58
   A-Class                                                                 34.90            11.99            22.44            45.90
   A-Class Maximum Offering Price**                                        36.64            12.59            23.56            48.19
   C-Class                                                                 34.04            11.73            21.81            44.79
   H-Class                                                                   N/A              N/A              N/A              N/A

                                                                       FINANCIAL           HEALTH
                                                                        SERVICES             CARE         INTERNET          LEISURE
                                                                            FUND             FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 8)                          $  56,075,420   $   73,085,757   $   10,962,942   $   24,387,675
Repurchase Agreements* (Note 5)                                          231,396          417,846           63,531          293,437
Receivable for Securities Sold (Note 1)                                  367,708        5,579,007        3,648,785               --
Receivable for Fund Shares Sold                                           11,481          246,430           48,763           13,190
Investment Income Receivable (Note 1)                                     93,311           34,419              416           21,321
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                       56,779,316       79,363,459       14,724,437       24,715,623
====================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                     10,365,626       12,639,648        3,431,982        5,185,786
Payable for Securities Purchased (Note 1)                                     --               --               --               --
Payable for Fund Shares Redeemed                                         405,275        5,879,298        3,752,203          166,395
Investment Advisory Fees Payable (Note 3)                                 37,311           47,564            9,776           15,166
Transfer Agent and Administrative Fees Payable (Note 3)                   10,974           13,989            2,875            4,461
Distribution and Service Fees Payable (Note 3)                             4,308            5,201            1,068            1,886
Portfolio Accounting Fees Payable (Note 3)                                 4,390            5,596            1,150            1,784
Custody Fees Payable                                                       1,195            1,705              318              578
Other Liabilities                                                         17,923           27,577            9,343           17,340
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                  10,847,002       18,620,578        7,208,715        5,393,396
====================================================================================================================================
NET ASSETS                                                         $  45,932,314   $   60,742,881   $    7,515,722   $   19,322,227
====================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                    $  82,578,768   $   79,009,415   $   40,137,604   $   32,281,966
Undistributed Net Investment Income                                      230,593               --               --               --
Accumulated Net Realized Loss on Investments                         (40,639,167)     (29,590,383)     (35,722,569)     (17,568,923)
Net Unrealized Appreciation on Investments                             3,762,120       11,323,849        3,100,687        4,609,184
====================================================================================================================================
NET ASSETS                                                         $  45,932,314   $   60,742,881   $    7,515,722   $   19,322,227
====================================================================================================================================
   Investor Class                                                  $  22,657,533   $   33,877,616   $    5,496,256   $    9,130,158
   Advisor Class                                                      16,786,059       17,326,688          863,122        4,903,405
   A-Class                                                             1,106,953          818,126          139,127        2,198,048
   C-Class                                                             5,381,769        8,720,451        1,017,217        3,090,616
   H-Class                                                                   N/A              N/A              N/A              N/A

SHARES OUTSTANDING
   Investor Class                                                      1,589,772        2,216,727          133,683          254,534
   Advisor Class                                                       1,219,898        1,187,858           21,790          143,620
   A-Class                                                                80,090           55,781            3,490           64,045
   C-Class                                                               399,689          607,596           26,221           91,286
   H-Class                                                                   N/A              N/A              N/A              N/A

NET ASSET VALUES
   Investor Class                                                  $       14.25   $        15.28   $        41.11   $        35.87
   Advisor Class                                                           13.76            14.59            39.61            34.14
   A-Class                                                                 13.82            14.67            39.87            34.32
   A-Class Maximum Offering Price**                                        14.51            15.40            41.86            36.03
   C-Class                                                                 13.46            14.35            38.79            33.86
   H-Class                                                                   N/A              N/A              N/A              N/A


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 77

                                [GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------

                                                               PRECIOUS             REAL
                                                                 METALS           ESTATE        RETAILING       TECHNOLOGY
                                                                   FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 8)                 $ 242,153,491    $  52,247,222    $  12,166,470    $  25,236,449
Repurchase Agreements* (Note 5)                               1,504,758          134,996           32,370          224,257
Cash                                                                 --               --               --               --
Receivable for Securities Sold (Note 1)                       6,927,388               --               --        5,090,187
Receivable for Fund Shares Sold                                 665,460        7,445,926               41          682,281
Investment Income Receivable (Note 1)                            24,574          127,875           10,007            4,706
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                             251,275,671       59,956,019       12,208,888       31,237,880
===========================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)            56,267,628       12,116,704        2,323,553        4,443,218
Payable for Securities Purchased (Note 1)                            --        4,517,526               --               --
Payable for Fund Shares Redeemed                              8,188,091        2,931,919            6,304        5,855,846
Investment Advisory Fees Payable (Note 3)                       126,718           30,165            8,252           16,785
Transfer Agent and Administrative Fees Payable (Note 3)          42,239            8,872            2,427            4,937
Distribution and Service Fees Payable (Note 3)                    8,159            4,061            1,257            1,146
Portfolio Accounting Fees Payable (Note 3)                       16,896            3,549              971            1,975
Custody Fees Payable                                              4,421              973              330              602
Other Liabilities                                                95,259           28,378            6,940           16,783
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                         64,749,411       19,642,147        2,350,034       10,341,292
===========================================================================================================================
NET ASSETS                                                $ 186,526,260    $  40,313,872    $   9,858,854    $  20,896,588
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                           $ 156,820,008    $  35,097,340    $  41,064,675    $  92,230,764
Undistributed Net Investment Income                                  --           62,053               --               --
Accumulated Net Realized Loss on Investments                (67,974,368)      (3,477,740)     (35,000,286)     (75,532,578)
Net Unrealized Appreciation on Investments                   97,680,620        8,632,219        3,794,465        4,198,402
===========================================================================================================================
NET ASSETS                                                $ 186,526,260    $  40,313,872    $   9,858,854    $  20,896,588
===========================================================================================================================
   Investor Class                                         $ 149,875,854              N/A    $   4,032,684    $  14,273,588
   Advisor Class                                              8,387,359              N/A        2,791,137        4,807,362
   A-Class                                                    4,777,515    $   9,061,283          384,888          277,541
   C-Class                                                   23,485,532        5,468,763        2,650,145        1,538,097
   H-Class                                                          N/A       25,783,826              N/A              N/A

SHARES OUTSTANDING
   Investor Class                                             2,666,336              N/A          278,772        1,139,214
   Advisor Class                                                151,826              N/A          199,807          398,864
   A-Class                                                       85,935          214,927           27,408           22,960
   C-Class                                                      442,118          132,687          194,640          129,620
   H-Class                                                          N/A          611,885              N/A              N/A

NET ASSET VALUES
   Investor Class                                         $       56.21              N/A    $       14.47    $       12.53
   Advisor Class                                                  55.24              N/A            13.97            12.05
   A-Class                                                        55.59    $       42.16            14.04            12.09
   A-Class Maximum Offering Price**                               58.36            44.26            14.74            12.69
   C-Class                                                        53.12            41.22            13.62            11.87
   H-Class                                                          N/A            42.14              N/A              N/A

 * THE COST OF INVESTMENTS, INCLUDING REPURCHASE AGREEMENTS, IS $145,977,629, $43,749,999, $8,404,375, $21,262,304, $31,896,044, $14,275,995, AND
      $123,781,572, RESPECTIVELY.

** NET ASSET VALUE ADJUSTED FOR THE MAXIMUM SALES CHARGE OF 4.75% OF OFFERING PRICE.


78 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

                                                                  March 31, 2007
--------------------------------------------------------------------------------

                                                               TELECOM-
                                                            MUNICATIONS   TRANSPORTATION        UTILITIES
                                                                   FUND             FUND             FUND
----------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2 and 8)                 $  38,849,353   $   19,123,543    $ 137,919,653
Repurchase Agreements* (Note 5)                                 185,406           81,818          752,881
Cash                                                                994               --               --
Receivable for Securities Sold (Note 1)                              --        1,165,816        6,209,892
Receivable for Fund Shares Sold                               1,141,281          343,137        1,284,368
Investment Income Receivable (Note 1)                            18,161           13,214          171,224
----------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                              40,195,195       20,727,528      146,338,018
==========================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)             8,990,818        3,614,911       26,664,793
Payable for Securities Purchased (Note 1)                       666,868               --               --
Payable for Fund Shares Redeemed                                321,053        1,511,785        7,697,424
Investment Advisory Fees Payable (Note 3)                        21,160           11,720           64,355
Transfer Agent and Administrative Fees Payable (Note 3)           6,224            3,447           18,928
Distribution and Service Fees Payable (Note 3)                    2,519            1,943            5,358
Portfolio Accounting Fees Payable (Note 3)                        2,489            1,379            7,571
Custody Fees Payable                                                672              463            2,727
Other Liabilities                                                11,996           13,439           28,184
----------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                         10,023,799        5,159,087       34,489,340
==========================================================================================================
NET ASSETS                                                $  30,171,396   $   15,568,441    $ 111,848,678
==========================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                           $  64,611,579   $   29,655,614    $ 104,336,553
Undistributed Net Investment Income                              30,529               --          347,638
Accumulated Net Realized Loss on Investments                (41,609,427)     (19,016,539)      (7,726,475)
Net Unrealized Appreciation on Investments                    7,138,715        4,929,366       14,890,962
==========================================================================================================
NET ASSETS                                                $  30,171,396   $   15,568,441    $ 111,848,678
==========================================================================================================
   Investor Class                                         $  16,698,758   $    6,635,496    $  84,150,163
   Advisor Class                                              6,583,727        3,556,356       11,929,369
   A-Class                                                    2,125,730          482,795        4,755,981
   C-Class                                                    4,763,181        4,893,794       11,013,165
   H-Class                                                          N/A              N/A              N/A

SHARES OUTSTANDING
   Investor Class                                               878,103          227,583        2,639,156
   Advisor Class                                                360,997          129,714          389,153
   A-Class                                                      116,274           17,489          154,084
   C-Class                                                      265,602          176,798          371,325
   H-Class                                                          N/A              N/A              N/A

NET ASSET VALUES
   Investor Class                                         $       19.02   $        29.16    $       31.89
   Advisor Class                                                  18.24            27.42            30.65
   A-Class                                                        18.28            27.60            30.87
   A-Class Maximum Offering Price**                               19.19            28.98            32.41
   C-Class                                                        17.93            27.68            29.66
   H-Class                                                          N/A              N/A              N/A


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 79

                               [GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                   BASIC            BIO-
                                                                  BANKING      MATERIALS      TECHNOLOGY    COMMODITIES
                                                                     FUND           FUND            FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $      4,818   $     12,769   $      24,735   $  1,933,696
Income from Securities Lending, net (Note 8)                        2,568         16,956         103,002             --
Dividends, Net of Foreign Tax Withheld* (Note 1)                  429,706      1,024,833           4,444             --
Other Income                                                           --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   437,092      1,054,558         132,181      1,933,696
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 121,210        359,658         840,080        351,996
Transfer Agent and Administrative Fees (Note 3)                    35,650        105,782         247,082        117,332
Distribution & Service Fees (Note 3):
   Advisor Class                                                   16,122         41,694          56,889             --
   A-Class                                                          1,674          5,520           4,770         19,910
   C-Class                                                         23,741         71,259          41,643         39,089
   H-Class                                                             --             --              --         87,649
Portfolio Accounting Fees (Note 3)                                 14,260         42,313          98,833         46,933
Trustees' Fees**                                                      896          2,685           7,587          3,162
Custody Fees                                                        6,765         14,086          37,176         11,319
Miscellaneous                                                      12,944         52,827         123,122         48,724
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 233,262        695,824       1,457,182        726,114
-------------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Advisor                                        --             --              --       (136,885)
-------------------------------------------------------------------------------------------------------------------------
   Total Waived Expenses                                               --             --              --       (136,885)
-------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                      233,262        695,824       1,457,182        589,229
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      203,830        358,734      (1,325,001)     1,344,467
=========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (679,489)        64,815      16,881,009     (6,054,536)
Commodity Index Swaps                                                  --             --              --     (7,624,978)
-------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                (679,489)        64,815      16,881,009    (13,679,514)
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             449,337      6,612,993     (27,145,068)     4,172,121
Commodity Index Swaps                                                  --             --              --     (1,151,462)
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              449,337      6,612,993     (27,145,068)     3,020,659
-------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (230,152)     6,677,808     (10,264,059)   (10,658,855)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    (26,322)  $  7,036,542   $ (11,589,060)  $ (9,314,388)
=========================================================================================================================

 *    FOREIGN TAX WITHHELD OF $579, $0, $0, $0, $0, $0, $64,581, $0, $688, $0,
      $0, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


80 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

                                                       Year Ended March 31, 2007
--------------------------------------------------------------------------------

                                                                 CONSUMER                                        ENERGY
                                                                 PRODUCTS    ELECTRONICS          ENERGY       SERVICES
                                                                     FUND          FUND             FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $     14,715   $     11,011   $      36,345   $     52,278
Income from Securities Lending, net (Note 8)                       12,045          7,725          25,054         35,792
Dividends, Net of Foreign Tax Withheld* (Note 1)                1,168,295        178,582       1,631,587        894,875
Other Income                                                           --          3,224           2,674             --
-------------------------------------------------------------------------------------------------------------------------
   Total Income                                                 1,195,055        200,542       1,695,660        982,945
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 378,535        275,192       1,070,459      1,476,202
Transfer Agent and Administrative Fees (Note 3)                   111,334         80,939         314,841        434,177
Distribution & Service Fees (Note 3):
   Advisor Class                                                   42,369         22,968          79,931        117,553
   A-Class                                                          7,309          1,620           9,324         20,589
   C-Class                                                         51,821         41,888         207,274        262,107
   H-Class                                                             --             --              --             --
Portfolio Accounting Fees (Note 3)                                 44,534         32,375         125,936        173,278
Trustees' Fees**                                                    2,813          2,665           9,293         13,449
Custody Fees                                                       12,799         12,986          37,874         50,878
Miscellaneous                                                      58,687         39,017         158,493        226,756
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 710,201        509,650       2,013,425      2,774,989
-------------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Advisor                                        --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Waived Expenses                                               --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                      710,201        509,650       2,013,425      2,774,989
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      484,854       (309,108)       (317,765)    (1,792,044)
=========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           1,077,278      4,312,958       5,520,998      9,411,012
Commodity Index Swaps                                                  --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               1,077,278      4,312,958       5,520,998      9,411,012
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           4,499,677     (9,019,658)     (3,139,628)   (15,376,557)
Commodity Index Swaps                                                  --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            4,499,677     (9,019,658)     (3,139,628)   (15,376,557)
-------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  5,576,955     (4,706,700)      2,381,370     (5,965,545)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $  6,061,809   $ (5,015,808)  $   2,063,605   $ (7,757,589)
=========================================================================================================================

                                                                FINANCIAL         HEALTH
                                                                 SERVICES           CARE        INTERNET        LEISURE
                                                                     FUND           FUND            FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $     15,675   $     20,240   $       5,667   $     10,769
Income from Securities Lending, net (Note 8)                       25,869         14,638           6,054         15,628
Dividends, Net of Foreign Tax Withheld* (Note 1)                1,099,245      1,037,116          38,020        426,833
Other Income                                                           --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Income                                                 1,140,789      1,071,994          49,741        453,230
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 406,806        586,043         155,611        270,721
Transfer Agent and Administrative Fees (Note 3)                   119,649        172,365          45,768         79,624
Distribution & Service Fees (Note 3):
   Advisor Class                                                   82,950        103,705          22,920         51,088
   A-Class                                                          4,419          2,509             498          1,591
   C-Class                                                         34,965         65,663          14,170         19,657
   H-Class                                                             --             --              --             --
Portfolio Accounting Fees (Note 3)                                 47,860         68,946          18,307         31,850
Trustees' Fees**                                                    2,885          4,744           1,082          1,747
Custody Fees                                                       14,061         18,786           5,600         10,270
Miscellaneous                                                      52,887         82,580          24,419         43,193
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 766,482      1,105,341         288,375        509,741
-------------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Advisor                                        --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Waived Expenses                                               --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                      766,482      1,105,341         288,375        509,741
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      374,307        (33,347)       (238,634)       (56,511)
=========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           4,489,075      4,589,179       3,010,821      2,577,289
Commodity Index Swaps                                                  --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               4,489,075      4,589,179       3,010,821      2,577,289
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              62,340     (1,174,397)       (699,738)     1,890,026
Commodity Index Swaps                                                  --             --              --             --
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               62,340     (1,174,397)       (699,738)     1,890,026
-------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  4,551,415      3,414,782       2,311,083      4,467,315
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $  4,925,722   $  3,381,435   $   2,072,449   $  4,410,804
=========================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 81

                                [GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                           PRECIOUS            REAL
                                                                             METALS          ESTATE      RETAILING      TECHNOLOGY
                                                                               FUND            FUND           FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                      $     65,690    $     14,764   $      5,892    $     12,716
Income from Securities Lending, net (Note 8)                                263,573          31,845          4,187           7,482
Dividends, Net of Foreign Tax Withheld* (Note 1)                          2,340,482       1,509,993        155,037         154,992
Other Income                                                                     --              --             --             354
------------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                           2,669,745       1,556,602        165,116         175,544
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                         1,641,503         449,638        138,347         331,368
Transfer Agent and Administrative Fees (Note 3)                             547,168         132,246         40,690          97,461
Distribution & Service Fees (Note 3):
   Advisor Class                                                             47,515              --         22,195          58,471
   A-Class                                                                   13,616          10,137            443           1,072
   C-Class                                                                  237,719          49,235         24,278          21,306
   H-Class                                                                       --         109,800             --              --
Portfolio Accounting Fees (Note 3)                                          217,752          52,899         16,276          38,984
Trustees' Fees**                                                             15,490           2,981          1,025           2,549
Custody Fees                                                                 55,608          17,688          5,161          12,236
Miscellaneous                                                               288,638          71,251         20,173          49,202
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         3,065,009         895,875        268,588         612,649
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                               (395,264)        660,727       (103,472)       (437,105)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE1)
Net Realized Gain on:
Investment Securities                                                    22,887,502       4,195,767      1,272,524       8,014,070
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain                                               22,887,502       4,195,767      1,272,524       8,014,070
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                   (26,627,136)      2,542,463        645,320      (5,308,904)
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                    (26,627,136)      2,542,463        645,320      (5,308,904)
------------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                           (3,739,634)      6,738,230      1,917,844       2,705,166
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                  $ (4,134,898)   $  7,398,957   $  1,814,372    $  2,268,061
====================================================================================================================================

 *    FOREIGN TAX WITHHELD OF $49,542, $0, $0, $0, $0, $0, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


82 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

                                                       Year Ended March 31, 2007
--------------------------------------------------------------------------------

                                                                                           TELECOM-
                                                                                        MUNICATIONS   TRANSPORTATION      UTILITIES
                                                                                               FUND             FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                                       $     8,502   $       12,575   $     14,628
Income from Securities Lending, net (Note 8)                                                 11,192           16,238         10,836
Dividends, Net of Foreign Tax Withheld* (Note 1)                                            613,696          301,242      1,713,359
Other Income                                                                                     --               --         14,352
------------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                                             633,390          330,055      1,753,175
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                                           246,756          315,775        462,211
Transfer Agent and Administrative Fees (Note 3)                                              72,575           92,875        135,944
Distribution & Service Fees (Note 3):
   Advisor Class                                                                             25,768           37,309         41,440
   A-Class                                                                                    3,060            4,874          8,039
   C-Class                                                                                   29,707           48,768         76,467
   H-Class                                                                                       --               --             --
Portfolio Accounting Fees (Note 3)                                                           29,030           37,150         54,378
Trustees' Fees**                                                                              2,103            3,262          3,332
Custody Fees                                                                                  8,476           10,938         16,599
Miscellaneous                                                                                35,391           48,358         72,880
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                           452,866          599,309        871,290
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                                180,524         (269,254)       881,885
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE1)
Net Realized Gain on:
Investment Securities                                                                       651,345        3,249,723      1,946,594
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain                                                                  651,345        3,249,723      1,946,594
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                                       553,132       (8,330,687)    10,822,982
------------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                                        553,132       (8,330,687)    10,822,982
------------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                                            1,204,477       (5,080,964)    12,769,576
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                   $ 1,385,001   $   (5,350,218)  $ 13,651,461
====================================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 83

                                [GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  BASIC                       BIOTECHNOLOGY
                                               BANKING FUND                   MATERIALS FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
                                               YEAR           YEAR            YEAR            YEAR            YEAR            YEAR
                                              ENDED          ENDED           ENDED           ENDED           ENDED           ENDED
                                          MARCH 31,      MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                               2007           2006            2007            2006            2007            2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)          $     203,830  $     138,952   $     358,734   $     275,013   $  (1,325,001)  $  (1,969,489)
Net Realized Gain (Loss)
   on Investments                          (679,489)      (103,048)         64,815        (740,023)     16,881,009       5,439,783
Net Change in Unrealized Appreciation
   (Depreciation) on Investments            449,337        659,740       6,612,993       2,910,645     (27,145,068)     32,543,773
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
   Assets from Operations                   (26,322)       695,644       7,036,542       2,445,635     (11,589,060)     36,014,067
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM: (NOTE 1)
Net Investment Income
   Investor Class                           (39,491)      (214,427)       (188,667)       (163,691)             --              --
   Advisor Class                            (23,086)       (53,165)        (65,219)        (42,795)             --              --
   A-Class                                  (13,997)          (561)        (20,340)         (2,490)             --              --
   C-Class                                  (23,427)       (10,268)        (50,760)        (30,622)             --              --
Realized Gain on Investment
   Investor Class                                --             --              --              --              --              --
   Advisor Class                                 --             --              --              --              --              --
   A-Class                                       --             --              --              --              --              --
   C-Class                                       --             --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders        (100,001)      (278,421)       (324,986)       (239,598)             --              --
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                       145,431,775    204,320,184     290,432,023     279,909,252     298,633,834     559,515,985
   Advisor Class                         45,331,752     39,149,881      85,532,132      77,286,943      57,799,702     130,742,290
   A-Class                                2,578,978        132,883       8,294,864         609,616       1,349,940       6,216,121
   C-Class                               12,891,046     13,242,639      17,284,854      47,906,414      42,404,968      26,453,099
   H-Class                                       --             --              --              --              --              --
REDEMPTION FEES COLLECTED
   A-Class                                       --             --              --              --              --              --
   C-Class                                       --             --              --              --              --              --
   H-Class                                       --             --              --              --              --              --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                            38,043        212,320         175,738         153,634              --              --
   Advisor Class                             22,967         33,917          58,183          35,335              --              --
   A-Class                                   13,241            517          16,696           2,472              --              --
   C-Class                                   23,169          8,362          44,842          27,804              --              --
COST OF SHARES REDEEMED
   Investor Class                      (145,053,915)  (200,925,600)   (250,095,588)   (291,983,757)   (332,635,990)   (560,710,682)
   Advisor Class                        (44,875,679)   (40,818,579)    (78,080,719)    (82,668,932)    (76,803,719)   (118,636,207)
   A-Class                               (2,550,667)       (53,938)     (7,240,169)       (223,003)     (5,191,820)     (1,565,956)
   C-Class                              (10,310,915)   (13,437,135)    (17,154,820)    (49,969,464)    (47,016,746)    (22,611,412)
   H-Class                                       --             --              --              --              --              --
====================================================================================================================================
NET INCREASE (DECREASE) IN NET
   ASSETS FROM SHARE TRANSACTIONS         3,539,795      1,865,451      49,268,036     (18,913,686)    (61,459,831)     19,403,238
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
   in Net Assets                          3,413,472      2,282,674      55,979,592     (16,707,649)    (73,048,891)     55,417,305
NET ASSETS--BEGINNING OF PERIOD          11,019,461      8,736,787      37,949,773      54,657,422     143,237,912      87,820,607
====================================================================================================================================
NET ASSETS--END OF PERIOD             $  14,432,933  $  11,019,461   $  93,929,365   $  37,949,773   $  70,189,021   $ 143,237,912
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)--END OF PERIOD       $     134,136  $      30,307   $     220,983   $     176,699   $          --   $          --
====================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.


84 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                      COMMODITIES                        CONSUMER
                                                                         FUND                          PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR             YEAR             YEAR             YEAR
                                                                    ENDED            ENDED            ENDED            ENDED
                                                                MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                     2007            2006*             2007             2006
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $   1,344,467    $     494,315    $     484,854    $     120,629
Net Realized Gain (Loss)
   on Investments                                             (13,679,514)      (4,048,096)       1,077,278          933,392
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                3,020,659        1,151,462        4,499,677       (1,131,158)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
   Assets from Operations                                      (9,314,388)      (2,402,319)       6,061,809          (77,137)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                      --               --          (36,775)         (96,408)
   Advisor Class                                                       --               --          (10,629)         (72,429)
   A-Class                                                             --               --           (8,034)         (17,220)
   C-Class                                                             --               --          (14,354)         (24,079)
Realized Gain on Investment
   Investor Class                                                      --               --               --               --
   Advisor Class                                                       --               --               --               --
   A-Class                                                             --               --               --               --
   C-Class                                                             --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --               --          (69,792)        (210,136)
==============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                      --               --      225,021,238      139,858,909
   Advisor Class                                                       --               --       71,343,500       42,530,953
   A-Class                                                     25,271,737       10,336,843       11,103,379        1,508,341
   C-Class                                                      6,542,259       10,750,011       35,139,274       78,675,501
   H-Class                                                    162,904,884      156,991,485               --               --
REDEMPTION FEES COLLECTED
   A-Class                                                         13,773               --               --               --
   C-Class                                                          5,699               --               --               --
   H-Class                                                         41,595               --               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                                      --               --           33,437           92,503
   Advisor Class                                                       --               --            9,770           56,834
   A-Class                                                             --               --            7,233           16,626
   C-Class                                                             --               --           13,996           20,004
COST OF SHARES REDEEMED
   Investor Class                                                      --               --     (218,819,161)    (143,655,550)
   Advisor Class                                                       --               --      (73,071,695)     (63,000,981)
   A-Class                                                    (23,638,576)      (1,675,048)      (9,163,152)        (531,673)
   C-Class                                                     (5,859,323)      (6,473,670)     (31,751,262)     (85,001,139)
   H-Class                                                   (148,923,479)    (125,620,468)              --               --
==============================================================================================================================
NET INCREASE (DECREASE) IN NET
   ASSETS FROM SHARE TRANSACTIONS                              16,358,569       44,309,153        9,866,557      (29,429,672)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
   in Net Assets                                                7,044,181       41,906,834       15,858,574      (29,716,945)
NET ASSETS--BEGINNING OF PERIOD                                41,906,834               --       21,115,710       50,832,655
==============================================================================================================================
NET ASSETS--END OF PERIOD                                   $  48,951,015    $  41,906,834    $  36,974,284    $  21,115,710
==============================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)--END OF PERIOD                             $          --    $  (1,151,462)   $     484,853    $      69,791
==============================================================================================================================

                                                                       ELECTRONICS                         ENERGY
                                                                          FUND                              FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR             YEAR             YEAR             YEAR
                                                                     ENDED            ENDED            ENDED            ENDED
                                                                 MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                      2007             2006             2007             2006
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    (309,108)   $    (551,843)   $    (317,765)   $    (215,284)
Net Realized Gain (Loss)
   on Investments                                                4,312,958        2,646,293        5,520,998       22,883,529
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                (9,019,658)       7,330,596       (3,139,628)      11,137,621
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
   Assets from Operations                                       (5,015,808)       9,425,046        2,063,605       33,805,866
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                       --               --               --         (194,789)
   Advisor Class                                                        --               --               --          (29,334)
   A-Class                                                              --               --               --           (8,404)
   C-Class                                                              --               --               --          (38,715)
Realized Gain on Investment
   Investor Class                                                       --               --       (1,775,102)      (2,873,081)
   Advisor Class                                                        --               --         (273,731)        (432,664)
   A-Class                                                              --               --          (64,865)        (123,902)
   C-Class                                                              --               --         (392,557)        (571,040)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                     --               --       (2,506,255)      (4,271,929)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                              340,438,601      612,961,027      566,388,389      843,697,429
   Advisor Class                                                40,351,349       96,932,862       77,332,558       93,639,117
   A-Class                                                       2,818,151        1,901,735        6,422,928       19,499,848
   C-Class                                                      17,021,445       12,798,067       41,814,105       80,697,248
   H-Class                                                              --               --               --               --
REDEMPTION FEES COLLECTED
   A-Class                                                              --               --               --               --
   C-Class                                                              --               --               --               --
   H-Class                                                              --               --               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                                       --               --        1,553,245        2,987,632
   Advisor Class                                                        --               --          255,991          422,926
   A-Class                                                              --               --           56,265          127,827
   C-Class                                                              --               --          357,768          558,762
COST OF SHARES REDEEMED
   Investor Class                                             (355,989,880)    (612,517,070)    (582,442,837)    (888,612,720)
   Advisor Class                                               (52,013,777)     (97,720,610)     (80,647,802)    (104,512,735)
   A-Class                                                      (3,754,021)        (749,217)      (6,392,017)     (17,937,164)
   C-Class                                                     (18,513,768)     (10,364,385)     (47,943,797)     (80,164,356)
   H-Class                                                              --               --               --               --
===============================================================================================================================
NET INCREASE (DECREASE) IN NET
   ASSETS FROM SHARE TRANSACTIONS                              (29,641,900)       3,242,409      (23,245,204)     (49,596,186)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
   in Net Assets                                               (34,657,708)      12,667,455      (23,687,854)     (20,062,249)
NET ASSETS--BEGINNING OF PERIOD                                 54,551,413       41,883,958      135,436,145      155,498,394
===============================================================================================================================
NET ASSETS--END OF PERIOD                                    $  19,893,705    $  54,551,413    $ 111,748,291    $ 135,436,145
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)--END OF PERIOD                              $          --    $          --    $          --    $          --
===============================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 85

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                            ENERGY SERVICES               FINANCIAL SERVICES
                                                                                 FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR            YEAR            YEAR             YEAR
                                                                             ENDED           ENDED           ENDED            ENDED
                                                                         MARCH 31,       MARCH 31,       MARCH 31,        MARCH 31,
                                                                              2007            2006            2007             2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                        $   (1,792,044) $   (1,674,118) $      374,307  $       346,476
Net Realized Gain (Loss) on Investments                                  9,411,012        (802,696)      4,489,075        1,405,726
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                         (15,376,557)     48,738,972          62,340        3,575,861
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                   (7,757,589)     46,262,158       4,925,722        5,328,063
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                               --              --        (133,645)        (229,765)
   Advisor Class                                                                --              --         (87,578)        (198,103)
   A-Class                                                                      --              --          (7,325)          (6,465)
   C-Class                                                                      --              --         (21,477)         (33,856)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                             --              --        (250,025)        (468,189)
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                      583,063,812     742,386,096     200,298,665      210,186,562
   Advisor Class                                                        85,211,838     145,929,179      59,596,661       75,780,551
   A-Class                                                              14,082,113      16,042,155       2,432,721        4,477,361
   C-Class                                                              46,757,064      47,967,272      14,178,688       22,663,438
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                               --              --         126,621          219,400
   Advisor Class                                                                --              --          82,283          171,741
   A-Class                                                                      --              --           7,241            6,465
   C-Class                                                                      --              --          20,762           31,449
COST OF SHARES REDEEMED
   Investor Class                                                     (632,910,368)   (725,065,846)   (192,566,624)    (207,649,812)
   Advisor Class                                                      (110,032,063)   (135,268,200)    (51,419,804)     (98,982,008)
   A-Class                                                             (14,353,682)    (10,632,621)     (5,701,525)        (306,686)
   C-Class                                                             (49,660,802)    (38,129,765)    (11,202,475)     (22,671,475)
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS          (77,842,088)     43,228,270      15,853,214      (16,073,014)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                  (85,599,677)     89,490,428      20,528,911      (11,213,140)
NET ASSETS--BEGINNING OF PERIOD                                        225,583,037     136,092,609      25,403,403       36,616,543
====================================================================================================================================
NET ASSETS--END OF PERIOD                                           $  139,983,360  $  225,583,037  $   45,932,314  $    25,403,403
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD                  $           --  $           --  $      230,593  $       106,311
====================================================================================================================================


86 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                               HEALTH CARE                      INTERNET
                                                                                  FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR              YEAR            YEAR             YEAR
                                                                           ENDED             ENDED           ENDED            ENDED
                                                                       MARCH 31,         MARCH 31,       MARCH 31,        MARCH 31,
                                                                            2007              2006            2007             2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                        $      (33,347) $     (487,148) $     (238,634) $      (236,147)
Net Realized Gain (Loss) on Investments                                  4,589,179       4,847,905       3,010,821          541,751
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                          (1,174,397)      4,065,143        (699,738)       1,492,137
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                    3,381,435       8,425,900       2,072,449        1,797,741
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                               --              --              --               --
   Advisor Class                                                                --              --              --               --
   A-Class                                                                      --              --              --               --
   C-Class                                                                      --              --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                             --              --              --               --
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                      338,129,929     481,885,275     184,049,021      260,792,729
   Advisor Class                                                        85,800,025      92,074,770      41,231,474       59,768,520
   A-Class                                                               3,869,044       2,904,197         358,903          709,829
   C-Class                                                              22,894,380      33,285,608       6,733,026        8,858,919
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                               --              --              --               --
   Advisor Class                                                                --              --              --               --
   A-Class                                                                      --              --              --               --
   C-Class                                                                      --              --              --               --
COST OF SHARES REDEEMED
   Investor Class                                                     (352,464,994)   (476,650,900)   (196,573,761)    (250,443,522)
   Advisor Class                                                       (84,525,554)    (95,923,651)    (44,376,046)     (57,455,538)
   A-Class                                                              (5,234,504)       (735,551)       (664,110)        (304,904)
   C-Class                                                             (21,468,105)    (30,934,146)     (8,043,131)      (8,635,688)
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS          (12,999,779)      5,905,602     (17,284,624)      13,290,345
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                   (9,618,344)     14,331,502     (15,212,175)      15,088,086
NET ASSETS--BEGINNING OF PERIOD                                         70,361,225      56,029,723      22,727,897        7,639,811
====================================================================================================================================
NET ASSETS--END OF PERIOD                                           $   60,742,881  $   70,361,225  $    7,515,722  $    22,727,897
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD                  $           --  $           --  $           --  $            --
====================================================================================================================================

                                                                              LEISURE                          PRECIOUS
                                                                               FUND                           METALS FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR            YEAR             YEAR             YEAR
                                                                            ENDED           ENDED            ENDED            ENDED
                                                                        MARCH 31,       MARCH 31,        MARCH 31,        MARCH 31,
                                                                             2007            2006             2007             2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                       $      (56,511) $     (180,028) $      (395,264) $      (601,875)
Net Realized Gain (Loss) on Investments                                 2,577,289         163,450       22,887,502        6,116,575
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                          1,890,026        (559,461)     (26,627,136)      82,313,881
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                   4,410,804        (576,039)      (4,134,898)      87,828,581
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                              --              --               --               --
   Advisor Class                                                               --              --               --               --
   A-Class                                                                     --              --               --               --
   C-Class                                                                     --              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                            --              --               --               --
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                     205,098,898     128,662,532    1,292,713,059    1,274,815,208
   Advisor Class                                                       83,005,437      44,175,551       81,273,457       60,242,976
   A-Class                                                              2,312,277          84,034       11,738,440        8,218,350
   C-Class                                                              8,482,420      17,795,634       78,749,533       41,496,054
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                              --              --               --               --
   Advisor Class                                                               --              --               --               --
   A-Class                                                                     --              --               --               --
   C-Class                                                                     --              --               --               --
COST OF SHARES REDEEMED
   Investor Class                                                    (215,196,707)   (127,210,653)  (1,353,535,756)  (1,268,641,782)
   Advisor Class                                                      (84,909,062)    (66,133,356)     (85,751,697)     (56,399,724)
   A-Class                                                               (196,254)        (29,907)     (12,159,458)      (3,767,710)
   C-Class                                                             (6,540,997)    (19,256,785)     (79,437,350)     (46,678,017)
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS          (7,943,988)    (21,912,950)     (66,409,772)       9,285,355
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                  (3,533,184)    (22,488,989)     (70,544,670)      97,113,936
NET ASSETS--BEGINNING OF PERIOD                                        22,855,411      45,344,400      257,070,930      159,956,994
====================================================================================================================================
NET ASSETS--END OF PERIOD                                          $   19,322,227  $   22,855,411  $   186,526,260  $   257,070,930
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD                 $           --  $           --  $            --  $            --
====================================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 87

                                [GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       REAL ESTATE                       RETAILING
                                                                          FUND                             FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR            YEAR            YEAR
                                                                     ENDED             ENDED           ENDED           ENDED
                                                                 MARCH 31,         MARCH 31,       MARCH 31,       MARCH 31,
                                                                      2007              2006            2007            2006
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                               $       660,727   $       567,302   $    (103,472)  $    (188,301)
Net Realized Gain (Loss) on Investments                          4,195,767           954,434       1,272,524       1,264,104
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                   2,542,463         4,704,869         645,320        (131,984)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            7,398,957         6,226,605       1,814,372         943,819
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                       --                --              --              --
   Advisor Class                                                        --                --              --              --
   A-Class                                                         (31,044)               --              --              --
   C-Class                                                         (29,562)               --              --              --
   H-Class                                                        (333,111)               --              --              --
Realized Gain on Investment
   A-Class                                                         (21,055)             (610)             --              --
   C-Class                                                         (20,040)          (11,483)             --              --
   H-Class                                                        (225,942)          (91,311)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                               (660,754)         (103,404)             --              --
=============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                       --                --     181,069,656     247,082,441
   Advisor Class                                                        --                --      41,456,000      45,536,275
   A-Class                                                      22,619,619         1,499,608         407,699         262,572
   C-Class                                                      19,554,134        21,238,488       6,576,299       7,193,600
   H-Class                                                     637,283,192       661,120,592              --              --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                       --                --              --              --
   Advisor Class                                                        --                --              --              --
   A-Class                                                          43,894               610              --              --
   C-Class                                                          48,762            11,366              --              --
   H-Class                                                         549,804            90,688              --              --
COST OF SHARES REDEEMED
   Investor Class                                                       --                --    (185,695,994)   (247,878,157)
   Advisor Class                                                        --                --     (42,561,540)    (48,558,619)
   A-Class                                                     (14,318,312)       (1,275,850)        (92,160)       (208,024)
   C-Class                                                     (18,440,310)      (19,427,126)     (5,741,303)     (7,497,639)
   H-Class                                                    (667,278,849)     (625,418,314)             --              --
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                (19,938,066)       37,840,062      (4,581,343)     (4,067,551)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (13,199,863)       43,963,263      (2,766,971)     (3,123,732)
NET ASSETS--BEGINNING OF PERIOD                                 53,513,735         9,550,472      12,625,825      15,749,557
=============================================================================================================================
NET ASSETS--END OF PERIOD                                  $    40,313,872   $    53,513,735   $   9,858,854   $  12,625,825
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD         $        62,053   $            --   $          --   $          --
=============================================================================================================================


88 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                         TECHNOLOGY                  TELECOMMUNICATIONS
                                                                            FUND                            FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR            YEAR            YEAR
                                                                     ENDED             ENDED           ENDED           ENDED
                                                                 MARCH 31,         MARCH 31,       MARCH 31,       MARCH 31,
                                                                      2007              2006            2007            2006
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                               $      (437,105)  $      (443,708)  $     180,524   $     199,534
Net Realized Gain (Loss) on Investments                          8,014,070         1,114,427         651,345         351,807
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                  (5,308,904)        4,439,647         553,132       3,772,038
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            2,268,061         5,110,366       1,385,001       4,323,379
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                       --           (79,039)       (112,434)       (164,065)
   Advisor Class                                                        --           (41,726)        (19,030)        (75,001)
   A-Class                                                              --            (1,852)         (2,018)            (79)
   C-Class                                                              --           (10,046)        (16,513)        (39,119)
   H-Class                                                              --                --              --              --
Realized Gain on Investment
   A-Class                                                              --                --              --              --
   C-Class                                                              --                --              --              --
   H-Class                                                              --                --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                     --          (132,663)       (149,995)       (278,264)
=============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                              208,816,826       202,362,770     159,616,113     216,469,561
   Advisor Class                                                61,658,355        79,399,708      38,166,416      48,174,352
   A-Class                                                       2,597,229         2,364,076       2,388,635       4,148,893
   C-Class                                                       9,748,827        30,059,319      10,047,228      15,050,401
   H-Class                                                              --                --              --              --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                       --            77,670         111,107         160,260
   Advisor Class                                                        --            36,447          18,721          74,735
   A-Class                                                              --             1,852           1,098              79
   C-Class                                                              --             9,497          16,084          38,007
   H-Class                                                              --                --              --              --
COST OF SHARES REDEEMED
   Investor Class                                            ( 217,292,098)     (197,542,071)   (200,798,680)   (168,743,891)
   Advisor Class                                               (70,308,500)      (79,116,520)    (40,264,984)    (42,353,091)
   A-Class                                                      (2,960,124)       (1,771,212)     (4,254,031)       (155,378)
   C-Class                                                     (10,983,175)      (28,836,213)     (8,314,900)    (14,416,680)
   H-Class                                                              --                --              --              --
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                (18,722,660)        7,045,323     (43,267,193)     58,447,248
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (16,454,599)       12,023,026     (42,032,187)     62,492,363
NET ASSETS--BEGINNING OF PERIOD                                 37,351,187        25,328,161      72,203,583       9,711,220
=============================================================================================================================
NET ASSETS--END OF PERIOD                                  $    20,896,588   $    37,351,187   $  30,171,396   $  72,203,583
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD         $            --   $            --   $      30,529   $          --
=============================================================================================================================

                                                                     TRANSPORTATION                      UTILITIES
                                                                          FUND                              FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR            YEAR            YEAR
                                                                     ENDED             ENDED           ENDED           ENDED
                                                                 MARCH 31,         MARCH 31,       MARCH 31,       MARCH 31,
                                                                      2007              2006            2007            2006
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                               $      (269,254)  $      (195,636)  $     881,885   $     972,278
Net Realized Gain (Loss) on Investments                          3,249,723          (477,426)      1,946,594       1,494,706
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                  (8,330,687)        9,632,801      10,822,982         769,594
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           (5,350,218)        8,959,739      13,651,461       3,236,578
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                       --                --        (489,075)       (620,014)
   Advisor Class                                                        --                --        (124,490)       (126,059)
   A-Class                                                              --                --         (70,320)        (21,140)
   C-Class                                                              --                --        (116,140)       (127,871)
   H-Class                                                              --                --              --              --
Realized Gain on Investment
   A-Class                                                              --                --              --              --
   C-Class                                                              --                --              --              --
   H-Class                                                              --                --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                     --                --        (800,025)       (895,084)
=============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                              326,429,128       309,190,617     481,838,993     545,633,316
   Advisor Class                                                54,418,386        90,227,733      97,485,404      87,980,415
   A-Class                                                       2,806,594         3,227,729      12,183,998       2,814,317
   C-Class                                                      21,880,191         9,357,466      26,100,667      25,902,554
   H-Class                                                              --                --              --              --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                       --                --         468,089         548,915
   Advisor Class                                                        --                --         110,932         100,838
   A-Class                                                              --                --          61,889          19,391
   C-Class                                                              --                --         100,307         114,209
   H-Class                                                              --                --              --              --
COST OF SHARES REDEEMED
   Investor Class                                             (364,494,499)     (275,106,805)   (418,029,281)   (554,075,170)
   Advisor Class                                               (58,352,116)      (89,074,061)    (89,096,307)    (94,994,900)
   A-Class                                                      (5,121,936)         (405,189)     (8,928,077)     (2,322,837)
   C-Class                                                     (22,133,547)       (6,358,001)    (22,414,820)    (25,788,376)
   H-Class                                                              --                --              --              --
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                (44,567,799)       41,059,489      79,881,794     (14,067,328)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (49,918,017)       50,019,228      92,733,230     (11,725,834)
NET ASSETS--BEGINNING OF PERIOD                                 65,486,458        15,467,230      19,115,448      30,841,282
=============================================================================================================================
NET ASSETS--END OF PERIOD                                  $    15,568,441   $    65,486,458   $ 111,848,678   $  19,115,448
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD         $            --   $            --   $     347,638   $     262,211
=============================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 89

                                [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED      NET INCREASE
                                      NET ASSET      NET            AND            (DECREASE)
                                       VALUE,     INVESTMENT     UNREALIZED       IN NET ASSET
                                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING
YEAR ENDED                            OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS
------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2007                     $   10.86     $  .20         $   .05          $   .25
   March 31, 2006                         10.17        .16             .69              .85
   March 31, 2005                         10.25        .13             .05              .18
   March 31, 2004                          7.30        .14            2.89             3.03
   March 31, 2003                          8.63        .12           (1.24)           (1.12)
BANKING FUND ADVISOR CLASS
   MARCH 31, 2007                         10.30        .11             .06              .17
   March 31, 2006                          9.72        .12             .62              .74
   March 31, 2005                          9.85        .06             .07              .13
   March 31, 2004                          7.06        .09            2.78             2.87
   March 31, 2003                          8.41        .07           (1.21)           (1.14)
BANKING FUND A-CLASS
   MARCH 31, 2007                         10.34        .17             .04              .21
   March 31, 2006                          9.72        .14             .64              .78
   March 31, 2005*                        10.06        .06            (.14)            (.08)
BANKING FUND C-CLASS
   MARCH 31, 2007                         10.20        .07             .08              .15
   March 31, 2006                          9.66        .06             .64              .70
   March 31, 2005                          9.87        .04             .01              .05
   March 31, 2004                          7.12        .04            2.79             2.83
   March 31, 2003                          8.54        .02           (1.23)           (1.21)
BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2007                         35.23        .41            6.91             7.32
   March 31, 2006                         30.66        .32            4.44             4.76
   March 31, 2005                         25.46        .14            5.06             5.20
   March 31, 2004                         17.22        .05            8.32             8.37
   March 31, 2003++                       24.30        .12           (7.17)           (7.05)
BASIC MATERIALS FUND ADVISOR CLASS
   MARCH 31, 2007                         34.03        .26            6.62             6.88
   March 31, 2006                         29.78        .16            4.28             4.44
   March 31, 2005                         24.85        .01            4.92             4.93
   March 31, 2004                         16.89        .02            8.07             8.09
   March 31, 2003++                       23.91       (.06)          (6.93)           (6.99)
BASIC MATERIALS FUND A-CLASS
   MARCH 31, 2007                         34.19        .33            6.70             7.03
   March 31, 2006                         29.84        .29            4.25             4.54
   March 31, 2005*                        25.80        .07            3.97             4.04

                                      DISTRIBUTIONS   DISTRIBUTIONS                    NET INCREASE
                                         FROM NET        FROM NET                     (DECREASE) IN
                                        INVESTMENT       REALIZED         TOTAL         NET ASSET
YEAR ENDED                                INCOME          GAINS       DISTRIBUTIONS       VALUE
-----------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2007                        $  (.08)         $  --          $  (.08)        $   .17
   March 31, 2006                           (.16)            --             (.16)            .69
   March 31, 2005                           (.26)            --             (.26)           (.08)
   March 31, 2004                           (.08)            --             (.08)           2.95
   March 31, 2003                           (.21)            --             (.21)          (1.33)
BANKING FUND ADVISOR CLASS
   MARCH 31, 2007                           (.08)            --             (.08)            .09
   March 31, 2006                           (.16)            --             (.16)            .58
   March 31, 2005                           (.26)            --             (.26)           (.13)
   March 31, 2004                           (.08)            --             (.08)           2.79
   March 31, 2003                           (.21)            --             (.21)          (1.35)
BANKING FUND A-CLASS
   MARCH 31, 2007                           (.08)            --             (.08)            .13
   March 31, 2006                           (.16)            --             (.16)            .62
   March 31, 2005*                          (.26)            --             (.26)           (.34)
BANKING FUND C-CLASS
   MARCH 31, 2007                           (.08)            --             (.08)            .07
   March 31, 2006                           (.16)            --             (.16)            .54
   March 31, 2005                           (.26)            --             (.26)           (.21)
   March 31, 2004                           (.08)            --             (.08)           2.75
   March 31, 2003                           (.21)            --             (.21)          (1.42)
BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2007                           (.30)            --             (.30)           7.02
   March 31, 2006                           (.19)            --             (.19)           4.57
   March 31, 2005                             --             --               --            5.20
   March 31, 2004                           (.13)            --             (.13)           8.24
   March 31, 2003++                         (.03)            --             (.03)          (7.08)
BASIC MATERIALS FUND ADVISOR CLASS
   MARCH 31, 2007                           (.30)            --             (.30)           6.58
   March 31, 2006                           (.19)            --             (.19)           4.25
   March 31, 2005                             --             --               --            4.93
   March 31, 2004                           (.13)            --             (.13)           7.96
   March 31, 2003++                         (.03)            --             (.03)          (7.02)
BASIC MATERIALS FUND A-CLASS
   MARCH 31, 2007                           (.30)            --             (.30)           6.73
   March 31, 2006                           (.19)            --             (.19)           4.35
   March 31, 2005*                            --             --               --            4.04

                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                               ----------------------
                                      NET ASSET                               NET                     NET ASSETS,
                                       VALUE,        TOTAL                 INVESTMENT    PORTFOLIO      END OF
                                       END OF     INVESTMENT    TOTAL        INCOME      TURNOVER    PERIOD (000'S
YEAR ENDED                             PERIOD      RETURN+++   EXPENSES      (LOSS)        RATE         OMITTED)
------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2007                      $  11.03       2.24%      1.32%        1.79%          954%      $   9,229
   March 31, 2006                         10.86       8.41%      1.34%        1.48%        1,834%          8,713
   March 31, 2005                         10.17       1.61%      1.34%        1.26%        1,692%          4,899
   March 31, 2004                         10.25      41.53%      1.36%        1.51%        1,435%         12,504
   March 31, 2003                          7.30     (13.15)%     1.38%        1.52%        1,495%          7,352
BANKING FUND ADVISOR CLASS
   MARCH 31, 2007                         10.39       1.58%      1.88%        1.08%          954%          1,836
   March 31, 2006                         10.30       7.66%      1.84%        1.20%        1,834%          1,537
   March 31, 2005                          9.72       1.17%      1.86%        0.60%        1,692%          2,955
   March 31, 2004                          9.85      40.67%      1.86%        1.04%        1,435%          3,712
   March 31, 2003                          7.06     (13.73)%     1.89%        0.91%        1,495%            390
BANKING FUND A-CLASS
   MARCH 31, 2007                         10.47       1.96%      1.62%        1.54%          954%            187
   March 31, 2006                         10.34       8.07%      1.62%        1.40%        1,834%             97
   March 31, 2005*                         9.72      (0.95)%     1.57%**      1.03%**      1,692%             15
BANKING FUND C-CLASS
   MARCH 31, 2007                         10.27       1.40%      2.37%        0.63%          954%          3,180
   March 31, 2006                         10.20       7.29%      2.35%        0.59%        1,834%            673
   March 31, 2005                          9.66       0.35%      2.34%        0.43%        1,692%            867
   March 31, 2004                          9.87      39.76%      2.37%        0.41%        1,435%          1,829
   March 31, 2003                          7.12     (14.35)%     2.38%        0.23%        1,495%             76
BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2007                         42.25      20.86%      1.36%        1.09%          442%         68,862
   March 31, 2006                         35.23      15.60%      1.35%        1.04%          826%         23,630
   March 31, 2005                         30.66      20.42%      1.33%        0.51%          891%         34,039
   March 31, 2004                         25.46      48.70%      1.38%        0.20%        1,669%         29,749
   March 31, 2003++                       17.22     (29.02)%     1.39%        0.53%        1,943%          3,360
BASIC MATERIALS FUND ADVISOR CLASS
   MARCH 31, 2007                         40.61      20.30%      1.87%        0.72%          442%         15,974
   March 31, 2006                         34.03      14.98%      1.85%        0.55%          826%          7,619
   March 31, 2005                         29.78      19.84%      1.82%        0.03%          891%         12,987
   March 31, 2004                         24.85      47.99%      1.87%        0.09%        1,669%         13,483
   March 31, 2003++                       16.89     (29.24)%     1.89%       (0.23)%       1,943%          2,419
BASIC MATERIALS FUND A-CLASS
   MARCH 31, 2007                         40.92      20.65%      1.62%        0.92%          442%          2,076
   March 31, 2006                         34.19      15.29%      1.63%        0.97%          826%            659
   March 31, 2005*                        29.84      15.66%      1.55%**      0.44%**        891%            210

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- BANKING FUND A-CLASS AND BASIC MATERIALS FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.


90 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                  NET REALIZED     NET INCREASE
                                        NET ASSET      NET            AND           (DECREASE)
                                          VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET
                                        BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING
YEAR ENDED                              OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS
---------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
   MARCH 31, 2007                       $   33.48    $    .04       $   6.54         $    6.58
   March 31, 2006                           29.44         .03           4.20              4.23
   March 31, 2005                           24.68        (.12)          4.88              4.76
   March 31, 2004                           16.86        (.14)          8.09              7.95
   March 31, 2003++                         24.03        (.06)         (7.08)            (7.14)
BIOTECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007                           23.45        (.27)         (1.97)            (2.24)
   March 31, 2006                           17.59        (.26)          6.12              5.86
   March 31, 2005                           20.56        (.24)         (2.73)            (2.97)
   March 31, 2004                           13.75        (.24)          7.05              6.81
   March 31, 2003                           20.86        (.19)         (6.92)            (7.11)
BIOTECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007                           22.44        (.37)         (1.87)            (2.24)
   March 31, 2006                           16.91        (.36)          5.89              5.53
   March 31, 2005                           19.86        (.32)         (2.63)            (2.95)
   March 31, 2004                           13.35        (.32)          6.83              6.51
   March 31, 2003                           20.36        (.25)         (6.76)            (7.01)
BIOTECHNOLOGY FUND A-CLASS
   MARCH 31, 2007                           22.50        (.31)         (1.89)            (2.20)
   March 31, 2006                           16.93        (.33)          5.90              5.57
   March 31, 2005*                          17.89        (.16)          (.80)             (.96)
BIOTECHNOLOGY FUND C-CLASS
   MARCH 31, 2007                           22.27        (.46)         (1.86)            (2.32)
   March 31, 2006                           16.87        (.47)          5.87              5.40
   March 31, 2005                           19.92        (.42)         (2.63)            (3.05)
   March 31, 2004                           13.47        (.43)          6.88              6.45
   March 31, 2003                           20.66        (.33)         (6.86)            (7.19)
COMMODITIES FUND A-CLASS
   MARCH 31, 2007                           27.29         .63          (4.15)            (3.52)
   March 31, 2006*                          25.00         .61           1.68              2.29
COMMODITIES FUND C-CLASS
   MARCH 31, 2007                           27.10         .56          (4.23)            (3.67)
   March 31, 2006*                          25.00         .42           1.68              2.10
COMMODITIES FUND H-CLASS
   MARCH 31, 2007                           27.29         .77          (4.28)            (3.51)
   March 31, 2006*                          25.00         .61           1.68              2.29
CONSUMER PRODUCTS FUND INVESTOR CLASS
   MARCH 31, 2007                           31.03         .43           4.71              5.14
   March 31, 2006                           30.50         .30            .65               .95
   March 31, 2005                           28.68         .18           1.65              1.83
   March 31, 2004                           20.85         .14           7.74              7.88
   March 31, 2003++                         25.08         .12          (4.23)            (4.11)

                                                                                                          NET
                                        DISTRIBUTIONS   DISTRIBUTIONS                                  INCREASE
                                          FROM NET        FROM NET                      REDEMPTION    (DECREASE)
                                         INVESTMENT       REALIZED          TOTAL          FEES      IN NET ASSET
YEAR ENDED                                 INCOME          GAINS        DISTRIBUTIONS    COLLECTED       VALUE
--------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
   MARCH 31, 2007                          $  (.30)        $    --         $  (.30)       $  --        $  6.28
   March 31, 2006                             (.19)             --            (.19)          --           4.04
   March 31, 2005                               --              --              --           --           4.76
   March 31, 2004                             (.13)             --            (.13)          --           7.82
   March 31, 2003++                           (.03)             --            (.03)          --          (7.17)
BIOTECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007                               --              --              --           --          (2.24)
   March 31, 2006                               --              --              --           --           5.86
   March 31, 2005                               --              --              --           --          (2.97)
   March 31, 2004                               --              --              --           --           6.81
   March 31, 2003                               --              --              --           --          (7.11)
BIOTECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007                               --              --              --           --          (2.24)
   March 31, 2006                               --              --              --           --           5.53
   March 31, 2005                               --              --              --           --          (2.95)
   March 31, 2004                               --              --              --           --           6.51
   March 31, 2003                               --              --              --           --          (7.01)
BIOTECHNOLOGY FUND A-CLASS
   MARCH 31, 2007                               --              --              --           --          (2.20)
   March 31, 2006                               --              --              --           --           5.57
   March 31, 2005*                              --              --              --           --           (.96)
BIOTECHNOLOGY FUND C-CLASS
   MARCH 31, 2007                               --              --              --           --          (2.32)
   March 31, 2006                               --              --              --           --           5.40
   March 31, 2005                               --              --              --           --          (3.05)
   March 31, 2004                               --              --              --           --           6.45
   March 31, 2003                               --              --              --           --          (7.19)
COMMODITIES FUND A-CLASS
   MARCH 31, 2007                               --              --              --          .04          (3.48)
   March 31, 2006*                              --              --              --           --           2.29
COMMODITIES FUND C-CLASS
   MARCH 31, 2007                               --              --              --          .04          (3.63)
   March 31, 2006*                              --              --              --           --           2.10
COMMODITIES FUND H-CLASS
   MARCH 31, 2007                               --              --              --          .03          (3.48)
   March 31, 2006*                              --              --              --           --           2.29
CONSUMER PRODUCTS FUND INVESTOR CLASS
   MARCH 31, 2007                             (.06)             --            (.06)          --           5.08
   March 31, 2006                             (.42)             --            (.42)          --            .53
   March 31, 2005                             (.01)             --            (.01)          --           1.82
   March 31, 2004                             (.05)             --            (.05)          --           7.83
   March 31, 2003++                           (.12)             --            (.12)          --          (4.23)

                                                                              RATIOS TO
                                                                         AVERAGE NET ASSETS:
                                                                  ---------------------------------

                                        NET ASSET                                           NET                        NET ASSETS,
                                          VALUE,      TOTAL                              INVESTMENT     PORTFOLIO        END OF
                                          END OF    INVESTMENT     TOTAL        NET        INCOME       TURNOVER     PERIOD (000'S
YEAR ENDED                                PERIOD     RETURN+++    EXPENSES    EXPENSES     (LOSS)         RATE          OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
   MARCH 31, 2007                       $   39.76      19.74%      2.37%       2.37%        0.11%           442%       $   7,017
   March 31, 2006                           33.48      14.44%      2.36%       2.36%        0.11%           826%           6,041
   March 31, 2005                           29.44      19.29%      2.32%       2.32%       (0.43)%          891%           7,421
   March 31, 2004                           24.68      47.25%      2.38%       2.38%       (0.62)%        1,669%           5,311
   March 31, 2003++                         16.86     (29.72)%     2.39%       2.39%       (0.23)%        1,943%             294
BIOTECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007                           21.21      (9.55)%     1.37%       1.37%       (1.23)%          269%          61,366
   March 31, 2006                           23.45      33.31%      1.34%       1.34%       (1.25)%          338%         104,126
   March 31, 2005                           17.59     (14.45)%     1.33%       1.33%       (1.25)%          585%          74,890
   March 31, 2004                           20.56      49.53%      1.35%       1.35%       (1.31)%          548%         135,619
   March 31, 2003                           13.75     (34.08)%     1.38%       1.38%       (1.31)%          477%         111,003
BIOTECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007                           20.20      (9.98)%     1.87%       1.87%       (1.75)%          269%           5,295
   March 31, 2006                           22.44      32.70%      1.86%       1.86%       (1.76)%          338%          26,240
   March 31, 2005                           16.91     (14.85)%     1.83%       1.83%       (1.75)%          585%          10,231
   March 31, 2004                           19.86      48.76%      1.84%       1.84%       (1.79)%          548%          12,708
   March 31, 2003                           13.35     (34.43)%     1.88%       1.88%       (1.82)%          477%          24,280
BIOTECHNOLOGY FUND A-CLASS
   MARCH 31, 2007                           20.30      (9.78)%     1.62%       1.62%       (1.50)%          269%             849
   March 31, 2006                           22.50      32.90%      1.63%       1.63%       (1.52)%          338%           5,087
   March 31, 2005*                          16.93      (5.37)%     1.53%**     1.53%**     (1.47)%**        585%              74
BIOTECHNOLOGY FUND C-CLASS
   MARCH 31, 2007                           19.95     (10.42)%     2.36%       2.36%       (2.23)%          269%           2,678
   March 31, 2006                           22.27      32.01%      2.36%       2.36%       (2.27)%          338%           7,786
   March 31, 2005                           16.87     (15.31)%     2.33%       2.33%       (2.23)%          585%           2,625
   March 31, 2004                           19.92      47.88%      2.36%       2.36%       (2.32)%          548%           3,567
   March 31, 2003                           13.47     (34.80)%     2.38%       2.38%       (2.30)%          477%           1,667
COMMODITIES FUND A-CLASS
   MARCH 31, 2007                           23.81     (12.75)%     1.46%       1.17%        2.57%           672%           9,720
   March 31, 2006*                          27.29       9.16%      1.71%**     1.71%**      2.76%**          --            8,751
COMMODITIES FUND C-CLASS
   MARCH 31, 2007                           23.47     (13.39)%     2.23%       1.94%        2.23%           672%           4,169
   March 31, 2006*                          27.10       8.40%      2.34%**     2.34%**      1.79%**          --            4,128
COMMODITIES FUND H-CLASS
   MARCH 31, 2007                           23.81     (12.75)%     1.49%       1.20%        2.99%           672%          35,062
   March 31, 2006*                          27.29       9.16%      1.57%**     1.57%**      2.56%**          --           29,028
CONSUMER PRODUCTS FUND INVESTOR CLASS
   MARCH 31, 2007                           36.11      16.58%      1.37%       1.37%        1.29%           455%          21,814
   March 31, 2006                           31.03       3.13%      1.32%       1.32%        0.98%           813%          11,815
   March 31, 2005                           30.50       6.40%      1.33%       1.33%        0.60%           907%          15,470
   March 31, 2004                           28.68      37.84%      1.36%       1.36%        0.56%           914%          23,560
   March 31, 2003++                         20.85     (16.38)%     1.39%       1.39%        0.53%         1,205%           1,640

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- BIOTECHNOLOGY FUND A-CLASS; MAY 25, 2005 -- COMMODITIES FUND A-CLASS, C-CLASS AND H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 91

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                 NET REALIZED      NET INCREASE
                                       NET ASSET      NET            AND            (DECREASE)
                                         VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET
                                       BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING
YEAR ENDED                             OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS
---------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND ADVISOR CLASS
   MARCH 31, 2007                      $   29.96     $   .20       $   4.58         $    4.78
   March 31, 2006                          29.66         .03            .69               .72
   March 31, 2005                          27.99         .05           1.63              1.68
   March 31, 2004                          20.46        (.04)          7.62              7.58
   March 31, 2003++                        24.69        (.03)         (4.08)            (4.11)
CONSUMER PRODUCTS FUND A-CLASS
   MARCH 31, 2007                          30.07         .42           4.47              4.89
   March 31, 2006                          29.69         .18            .62               .80
   March 31, 2005*                         27.42         .06           2.22              2.28
CONSUMER PRODUCTS FUND C-CLASS
   MARCH 31, 2007                          29.55         .20           4.35              4.55
   March 31, 2006                          29.53        (.03)           .47               .44
   March 31, 2005                          27.92        (.13)          1.75              1.62
   March 31, 2004                          20.52        (.20)          7.65              7.45
   March 31, 2003++                        24.93        (.09)         (4.20)            (4.29)
ELECTRONICS FUND INVESTOR CLASS
   MARCH 31, 2007                          13.52        (.10)          (.96)            (1.06)
   March 31, 2006                          10.31        (.11)          3.32              3.21
   March 31, 2005                          13.43        (.08)         (3.04)            (3.12)
   March 31, 2004                           8.08        (.15)          5.50              5.35
   March 31, 2003                          16.96        (.12)         (8.76)            (8.88)
ELECTRONICS FUND ADVISOR CLASS
   MARCH 31, 2007                          12.98        (.15)          (.95)            (1.10)
   March 31, 2006                           9.95        (.16)          3.19              3.03
   March 31, 2005                          13.02        (.14)         (2.93)            (3.07)
   March 31, 2004                           7.87        (.21)          5.36              5.15
   March 31, 2003                          16.62        (.16)         (8.59)            (8.75)
ELECTRONICS FUND A-CLASS
   MARCH 31, 2007                          13.03        (.11)          (.93)            (1.04)
   March 31, 2006                           9.96        (.14)          3.21              3.07
   March 31, 2005*                          9.22        (.07)           .81               .74
ELECTRONICS FUND C-CLASS
   MARCH 31, 2007                          12.86        (.20)          (.93)            (1.13)
   March 31, 2006                           9.90        (.21)          3.17              2.96
   March 31, 2005                          13.00        (.20)         (2.90)            (3.10)
   March 31, 2004                           7.91        (.27)          5.36              5.09
   March 31, 2003                          16.82        (.22)         (8.69)            (8.91)

                                       DISTRIBUTIONS   DISTRIBUTIONS                    NET INCREASE
                                         FROM NET        FROM NET                      (DECREASE) IN
                                        INVESTMENT       REALIZED          TOTAL         NET ASSET
YEAR ENDED                                INCOME           GAINS       DISTRIBUTIONS       VALUE
-------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND ADVISOR CLASS
   MARCH 31, 2007                         $  (.06)         $   --         $  (.06)       $    4.72
   March 31, 2006                            (.42)             --            (.42)             .30
   March 31, 2005                            (.01)             --            (.01)            1.67
   March 31, 2004                            (.05)             --            (.05)            7.53
   March 31, 2003++                          (.12)             --            (.12)           (4.23)
CONSUMER PRODUCTS FUND A-CLASS
   MARCH 31, 2007                            (.06)             --            (.06)            4.83
   March 31, 2006                            (.42)             --            (.42)             .38
   March 31, 2005*                           (.01)             --            (.01)            2.27
CONSUMER PRODUCTS FUND C-CLASS
   MARCH 31, 2007                            (.06)             --            (.06)            4.49
   March 31, 2006                            (.42)             --            (.42)             .02
   March 31, 2005                            (.01)             --            (.01)            1.61
   March 31, 2004                            (.05)             --            (.05)            7.40
   March 31, 2003++                          (.12)             --            (.12)           (4.41)
ELECTRONICS FUND INVESTOR CLASS
   MARCH 31, 2007                              --              --              --            (1.06)
   March 31, 2006                              --              --              --             3.21
   March 31, 2005                              --              --              --            (3.12)
   March 31, 2004                              --              --              --             5.35
   March 31, 2003                              --              --              --            (8.88)
ELECTRONICS FUND ADVISOR CLASS
   MARCH 31, 2007                              --              --              --            (1.10)
   March 31, 2006                              --              --              --             3.03
   March 31, 2005                              --              --              --            (3.07)
   March 31, 2004                              --              --              --             5.15
   March 31, 2003                              --              --              --            (8.75)
ELECTRONICS FUND A-CLASS
   MARCH 31, 2007                              --              --              --            (1.04)
   March 31, 2006                              --              --              --             3.07
   March 31, 2005*                             --              --              --              .74
ELECTRONICS FUND C-CLASS
   MARCH 31, 2007                              --              --              --            (1.13)
   March 31, 2006                              --              --              --             2.96
   March 31, 2005                              --              --              --            (3.10)
   March 31, 2004                              --              --              --             5.09
   March 31, 2003                              --              --              --            (8.91)

                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                                ----------------------
                                       NET ASSET                               NET                      NET ASSETS,
                                         VALUE,       TOTAL                 INVESTMENT     PORTFOLIO     END OF
                                         END OF    INVESTMENT    TOTAL        INCOME       TURNOVER    PERIOD (000'S
YEAR ENDED                               PERIOD     RETURN+++   EXPENSES      (LOSS)         RATE        OMITTED)
--------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND ADVISOR CLASS
   MARCH 31, 2007                      $   34.68      15.97%      1.86%        0.64%           455%      $   5,754
   March 31, 2006                          29.96       2.44%      1.82%        0.08%           813%          6,487
   March 31, 2005                          29.66       6.02%      1.82%        0.19%           907%         26,851
   March 31, 2004                          27.99      37.10%      1.86%       (0.18)%          914%         13,357
   March 31, 2003++                        20.46     (16.64)%     1.89%       (0.09)%        1,205%          3,120
CONSUMER PRODUCTS FUND A-CLASS
   MARCH 31, 2007                          34.90      16.27%      1.61%        1.30%           455%          3,935
   March 31, 2006                          30.07       2.71%      1.60%        0.62%           813%          1,475
   March 31, 2005*                         29.69       8.33%      1.56%**      0.42%**         907%            463
CONSUMER PRODUCTS FUND C-CLASS
   MARCH 31, 2007                          34.04      15.41%      2.36%        0.62%           455%          5,472
   March 31, 2006                          29.55       1.50%      2.33%       (0.11)%          813%          1,340
   March 31, 2005                          29.53       5.82%      2.31%       (0.44)%          907%          8,048
   March 31, 2004                          27.92      36.36%      2.37%       (0.79)%          914%          4,259
   March 31, 2003++                        20.52     (17.20)%     2.39%       (0.35)%        1,205%            196
ELECTRONICS FUND INVESTOR CLASS
   MARCH 31, 2007                          12.46      (7.84)%     1.37%       (0.76)%          759%         15,376
   March 31, 2006                          13.52      31.13%      1.34%       (0.91)%          911%         34,194
   March 31, 2005                          10.31     (23.23)%     1.33%       (0.76)%        1,106%         27,150
   March 31, 2004                          13.43      66.21%      1.36%       (1.20)%        1,359%         46,200
   March 31, 2003                           8.08     (52.36)%     1.39%       (1.20)%        2,413%         31,655
ELECTRONICS FUND ADVISOR CLASS
   MARCH 31, 2007                          11.88      (8.47)%     1.87%       (1.20)%          759%          1,511
   March 31, 2006                          12.98      30.45%      1.84%       (1.39)%          911%         14,089
   March 31, 2005                           9.95     (23.58)%     1.83%       (1.32)%        1,106%         12,613
   March 31, 2004                          13.02      65.44%      1.85%       (1.70)%        1,359%          3,341
   March 31, 2003                           7.87     (52.65)%     1.87%       (1.72)%        2,413%          7,389
ELECTRONICS FUND A-CLASS
   MARCH 31, 2007                          11.99      (7.98)%     1.63%       (0.94)%          759%            130
   March 31, 2006                          13.03      30.82%      1.64%       (1.18)%          911%          1,253
   March 31, 2005*                          9.96       8.03%      1.59%**     (1.21)%**      1,106%              1
ELECTRONICS FUND C-CLASS
   MARCH 31, 2007                          11.73      (8.79)%     2.36%       (1.72)%          759%          2,876
   March 31, 2006                          12.86      29.90%      2.36%       (1.91)%          911%          5,015
   March 31, 2005                           9.90     (23.85)%     2.33%       (1.86)%        1,106%          2,119
   March 31, 2004                          13.00      64.35%      2.36%       (2.20)%        1,359%          1,111
   March 31, 2003                           7.91     (52.97)%     2.39%       (2.21)%        2,413%            940

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- CONSUMER PRODUCTS FUND A-CLASS AND ELECTRONICS FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.


92 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                  NET REALIZED      NET INCREASE
                                      NET ASSET       NET             AND            (DECREASE)
                                        VALUE,    INVESTMENT       UNREALIZED       IN NET ASSET
                                      BEGINNING     INCOME       GAINS (LOSSES)   VALUE RESULTING
YEAR ENDED                            OF PERIOD     (LOSS)+      ON INVESTMENTS   FROM OPERATIONS
----------------------------------------------------------------------------------------------------
ENERGY FUND INVESTOR CLASS
   MARCH 31, 2007                     $   21.68     $  (--)SS.      $   1.92         $    1.92
   March 31, 2006                         17.12        .02              5.02              5.04
   March 31, 2005                         11.94        .05              5.14              5.19
   March 31, 2004                          8.80         --              3.17              3.17
   March 31, 2003                         11.26        .02             (2.47)            (2.45)
ENERGY FUND ADVISOR CLASS
   MARCH 31, 2007                         20.96       (.12)             1.86              1.74
   March 31, 2006                         16.65       (.07)             4.86              4.79
   March 31, 2005                         11.68       (.02)             5.00              4.98
   March 31, 2004                          8.63       (.03)             3.11              3.08
   March 31, 2003                         11.09         --             (2.45)            (2.45)
ENERGY FUND A-CLASS
   MARCH 31, 2007                         21.04       (.06)             1.87              1.81
   March 31, 2006                         16.68       (.05)             4.89              4.84
   March 31, 2005*                        12.79        .02              3.88              3.90
ENERGY FUND C-CLASS
   MARCH 31, 2007                         20.62       (.21)             1.81              1.60
   March 31, 2006                         16.47       (.16)             4.79              4.63
   March 31, 2005                         11.60       (.08)             4.96              4.88
   March 31, 2004                          8.63       (.12)             3.12              3.00
   March 31, 2003                         11.14       (.07)            (2.43)            (2.50)
ENERGY SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007                         45.05       (.36)             2.78              2.42
   March 31, 2006                         30.12       (.30)            15.23             14.93
   March 31, 2005                         21.74       (.22)             8.60              8.38
   March 31, 2004                         17.37       (.18)             4.55              4.37
   March 31, 2003++                       22.47       (.15)            (4.95)            (5.10)
ENERGY SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007                         43.46       (.58)             2.70              2.12
   March 31, 2006                         29.21       (.47)            14.72             14.25
   March 31, 2005                         21.18       (.33)             8.36              8.03
   March 31, 2004                         17.01       (.27)             4.44              4.17
   March 31, 2003++                       22.08       (.24)            (4.83)            (5.07)
ENERGY SERVICES FUND A-CLASS
   MARCH 31, 2007                         43.67       (.41)             2.64              2.23
   March 31, 2006                         29.25       (.39)            14.81             14.42
   March 31, 2005*                        23.18       (.18)             6.25              6.07

                                      DISTRIBUTIONS   DISTRIBUTIONS                    NET INCREASE
                                        FROM NET         FROM NET                     (DECREASE) IN
                                       INVESTMENT        REALIZED         TOTAL         NET ASSET
YEAR ENDED                               INCOME           GAINS       DISTRIBUTIONS       VALUE
------------------------------------------------------------------------------------------------------
ENERGY FUND INVESTOR CLASS
   MARCH 31, 2007                        $     --        $  (.41)        $  (.41)        $   1.51
   March 31, 2006                            (.03)          (.45)           (.48)            4.56
   March 31, 2005                            (.01)            --            (.01)            5.18
   March 31, 2004                            (.03)            --            (.03)            3.14
   March 31, 2003                            (.01)            --            (.01)           (2.46)
ENERGY FUND ADVISOR CLASS
   MARCH 31, 2007                              --           (.41)           (.41)            1.33
   March 31, 2006                            (.03)          (.45)           (.48)            4.31
   March 31, 2005                            (.01)            --            (.01)            4.97
   March 31, 2004                            (.03)            --            (.03)            3.05
   March 31, 2003                            (.01)            --            (.01)           (2.46)
ENERGY FUND A-CLASS
   MARCH 31, 2007                              --           (.41)           (.41)            1.40
   March 31, 2006                            (.03)          (.45)           (.48)            4.36
   March 31, 2005*                           (.01)            --            (.01)            3.89
ENERGY FUND C-CLASS
   MARCH 31, 2007                              --           (.41)           (.41)            1.19
   March 31, 2006                            (.03)          (.45)           (.48)            4.15
   March 31, 2005                            (.01)            --            (.01)            4.87
   March 31, 2004                            (.03)            --            (.03)            2.97
   March 31, 2003                            (.01)            --            (.01)           (2.51)
ENERGY SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007                              --             --              --             2.42
   March 31, 2006                              --             --              --            14.93
   March 31, 2005                              --             --              --             8.38
   March 31, 2004                              --             --              --             4.37
   March 31, 2003++                            --             --              --            (5.10)
ENERGY SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007                              --             --              --             2.12
   March 31, 2006                              --             --              --            14.25
   March 31, 2005                              --             --              --             8.03
   March 31, 2004                              --             --              --             4.17
   March 31, 2003++                            --             --              --            (5.07)
ENERGY SERVICES FUND A-CLASS
   MARCH 31, 2007                              --             --              --             2.23
   March 31, 2006                              --             --              --            14.42
   March 31, 2005*                             --             --              --             6.07

                                                                           RATIOS TO
                                                                      AVERAGE NET ASSETS:
                                                               ----------------------------------
                                      NET ASSET                                           NET                      NET ASSETS,
                                        VALUE,       TOTAL                             INVESTMENT     PORTFOLIO      END OF
                                        END OF    INVESTMENT    TOTAL         NET        INCOME        TURNOVER   PERIOD (000'S
YEAR ENDED                              PERIOD     RETURN+++   EXPENSES    EXPENSES      (LOSS)          RATE        OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND INVESTOR CLASS
   MARCH 31, 2007                     $   23.19       8.87%      1.36%       1.36%       (0.01)%          283%     $    75,204
   March 31, 2006                         21.68      29.60%      1.34%       1.34%        0.08%           415%          90,331
   March 31, 2005                         17.12      43.43%      1.33%       1.33%        0.40%           546%         111,762
   March 31, 2004                         11.94      36.12%      1.36%       1.36%        0.04%           913%          61,800
   March 31, 2003                          8.80     (21.79)%     1.39%       1.39%        0.24%         1,362%           4,703
ENERGY FUND ADVISOR CLASS
   MARCH 31, 2007                         22.29       8.31%      1.86%       1.86%       (0.54)%          283%          14,613
   March 31, 2006                         20.96      28.93%      1.85%       1.84%       (0.38)%          415%          18,162
   March 31, 2005                         16.65      42.60%      1.82%       1.82%       (0.11)%          546%          25,000
   March 31, 2004                         11.68      35.79%      1.92%       1.92%       (0.25)%          913%           4,895
   March 31, 2003                          8.63     (22.13)%     1.88%       1.88%       (0.03)%        1,362%           7,039
ENERGY FUND A-CLASS
   MARCH 31, 2007                         22.44       8.62%      1.61%       1.61%       (0.29)%          283%           3,307
   March 31, 2006                         21.04      29.18%      1.61%       1.60%       (0.25)%          415%           3,210
   March 31, 2005*                        16.68      30.46%      1.45%**     1.45%**      0.19%**         546%             744
ENERGY FUND C-CLASS
   MARCH 31, 2007                         21.81       7.77%      2.36%       2.36%       (1.00)%          283%          18,624
   March 31, 2006                         20.62      28.27%      2.35%       2.35%       (0.88)%          415%          23,734
   March 31, 2005                         16.47      42.03%      2.33%       2.33%       (0.61)%          546%          17,993
   March 31, 2004                         11.60      34.86%      2.36%       2.36%       (1.08)%          913%           6,571
   March 31, 2003                          8.63     (22.48)%     2.38%       2.38%       (0.81)%        1,362%           1,471
ENERGY SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007                         47.47       5.37%      1.36%       1.36%       (0.80)%          196%          91,095
   March 31, 2006                         45.05      49.57%      1.35%       1.35%       (0.81)%          324%         147,439
   March 31, 2005                         30.12      38.55%      1.31%       1.31%       (0.85)%          501%          99,603
   March 31, 2004                         21.74      25.16%      1.37%       1.37%       (0.96)%        1,009%          47,344
   March 31, 2003++                       17.37     (22.70)%     1.39%       1.39%       (0.72)%          971%          15,144
ENERGY SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007                         45.58       4.88%      1.86%       1.86%       (1.35)%          196%          18,237
   March 31, 2006                         43.46      48.78%      1.85%       1.85%       (1.33)%          324%          44,033
   March 31, 2005                         29.21      37.91%      1.82%       1.82%       (1.37)%          501%          24,647
   March 31, 2004                         21.18      24.51%      1.87%       1.87%       (1.39)%        1,009%          25,302
   March 31, 2003++                       17.01     (22.96)%     1.88%       1.88%       (1.26)%          971%           1,961
ENERGY SERVICES FUND A-CLASS
   MARCH 31, 2007                         45.90       5.11%      1.61%       1.61%       (0.97)%          196%           6,151
   March 31, 2006                         43.67      49.30%      1.63%       1.63%       (1.00)%          324%           6,569
   March 31, 2005*                        29.25      26.19%      1.53%**     1.53%**     (1.13)%**        501%             313

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- ENERGY FUND A-CLASS AND ENERGY SERVICES FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS.   LESS THAN $.01 PER SHARE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 93

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED      NET INCREASE
                                         NET ASSET       NET             AND            (DECREASE)
                                           VALUE,    INVESTMENT       UNREALIZED       IN NET ASSET
                                         BEGINNING     INCOME       GAINS (LOSSES)   VALUE RESULTING
YEAR ENDED                               OF PERIOD     (LOSS)+      ON INVESTMENTS   FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND C-CLASS
   MARCH 31, 2007                        $   42.92    $   (.74)        $    2.61        $    1.87
   March 31, 2006                            28.98        (.65)            14.59            13.94
   March 31, 2005                            21.12        (.45)             8.31             7.86
   March 31, 2004                            17.04        (.35)             4.43             4.08
   March 31, 2003++                          22.23        (.30)            (4.89)           (5.19)
FINANCIAL SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007                            13.26         .14               .91             1.05
   March 31, 2006                            11.40         .17              1.81             1.98
   March 31, 2005                            11.09         .10               .29              .39
   March 31, 2004                             7.66         .09              3.38             3.47
   March 31, 2003                            10.23         .07             (2.62)           (2.55)
FINANCIAL SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007                            12.88         .07               .87              .94
   March 31, 2006                            11.13         .10              1.77             1.87
   March 31, 2005                            10.89         .05               .27              .32
   March 31, 2004                             7.57         .04              3.32             3.36
   March 31, 2003                            10.08         .03             (2.52)           (2.49)
FINANCIAL SERVICES FUND A-CLASS
   MARCH 31, 2007                            12.91         .10               .87              .97
   March 31, 2006                            11.13         .14              1.76             1.90
   March 31, 2005*                           10.75         .05               .41              .46
FINANCIAL SERVICES FUND C-CLASS
   MARCH 31, 2007                            12.67         .01               .84              .85
   March 31, 2006                            11.01         .01              1.77             1.78
   March 31, 2005                            10.84        (.01)              .26              .25
   March 31, 2004                             7.57        (.02)             3.33             3.31
   March 31, 2003                            10.14        (.02)            (2.53)           (2.55)
HEALTH CARE FUND INVESTOR CLASS
   MARCH 31, 2007                            14.54         .03               .71              .74
   March 31, 2006                            12.71        (.05)             1.88             1.83
   March 31, 2005                            12.50        (.05)              .26              .21
   March 31, 2004                             9.21        (.07)             3.36             3.29
   March 31, 2003                            11.36        (.02)            (2.13)           (2.15)
HEALTH CARE FUND ADVISOR CLASS
   MARCH 31, 2007                            13.94        (.05)              .70              .65
   March 31, 2006                            12.25        (.12)             1.81             1.69
   March 31, 2005                            12.11        (.10)              .24              .14
   March 31, 2004                             8.97        (.12)             3.26             3.14
   March 31, 2003                            11.11        (.06)            (2.08)           (2.14)

                                         DISTRIBUTIONS   DISTRIBUTIONS                    NET INCREASE
                                           FROM NET         FROM NET                     (DECREASE) IN
                                          INVESTMENT        REALIZED         TOTAL         NET ASSET
YEAR ENDED                                  INCOME           GAINS       DISTRIBUTIONS       VALUE
---------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND C-CLASS
   MARCH 31, 2007                           $    --         $    --         $    --        $    1.87
   March 31, 2006                                --              --              --            13.94
   March 31, 2005                                --              --              --             7.86
   March 31, 2004                                --              --              --             4.08
   March 31, 2003++                              --              --              --            (5.19)
FINANCIAL SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007                              (.06)             --            (.06)             .99
   March 31, 2006                              (.12)             --            (.12)            1.86
   March 31, 2005                              (.08)             --            (.08)             .31
   March 31, 2004                              (.04)             --            (.04)            3.43
   March 31, 2003                              (.02)             --            (.02)           (2.57)
FINANCIAL SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007                              (.06)             --            (.06)             .88
   March 31, 2006                              (.12)             --            (.12)            1.75
   March 31, 2005                              (.08)             --            (.08)             .24
   March 31, 2004                              (.04)             --            (.04)            3.32
   March 31, 2003                              (.02)             --            (.02)           (2.51)
FINANCIAL SERVICES FUND A-CLASS
   MARCH 31, 2007                              (.06)             --            (.06)             .91
   March 31, 2006                              (.12)             --            (.12)            1.78
   March 31, 2005*                             (.08)             --            (.08)             .38
FINANCIAL SERVICES FUND C-CLASS
   MARCH 31, 2007                              (.06)             --            (.06)             .79
   March 31, 2006                              (.12)             --            (.12)            1.66
   March 31, 2005                              (.08)             --            (.08)             .17
   March 31, 2004                              (.04)             --            (.04)            3.27
   March 31, 2003                              (.02)             --            (.02)           (2.57)
HEALTH CARE FUND INVESTOR CLASS
   MARCH 31, 2007                                --              --              --              .74
   March 31, 2006                                --              --              --             1.83
   March 31, 2005                                --              --              --              .21
   March 31, 2004                                --              --              --             3.29
   March 31, 2003                                --              --              --            (2.15)
HEALTH CARE FUND ADVISOR CLASS
   MARCH 31, 2007                                --              --              --              .65
   March 31, 2006                                --              --              --             1.69
   March 31, 2005                                --              --              --              .14
   March 31, 2004                                --              --              --             3.14
   March 31, 2003                                --              --              --            (2.14)

                                                                              RATIOS TO
                                                                         AVERAGE NET ASSETS:
                                                                  ----------------------------------
                                         NET ASSET                                           NET                      NET ASSETS,
                                           VALUE,       TOTAL                             INVESTMENT     PORTFOLIO      END OF
                                           END OF    INVESTMENT    TOTAL         NET        INCOME        TURNOVER   PERIOD (000'S
YEAR ENDED                                 PERIOD     RETURN+++   EXPENSES    EXPENSES      (LOSS)          RATE        OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND C-CLASS
   MARCH 31, 2007                        $   44.79       4.36%      2.36%       2.36%        (1.77)%         196%      $  24,500
   March 31, 2006                            42.92      48.10%      2.36%       2.36%        (1.82)%         324%         27,542
   March 31, 2005                            28.98      37.22%      2.31%       2.31%        (1.84)%         501%         11,529
   March 31, 2004                            21.12      23.94%      2.37%       2.37%        (1.86)%       1,009%          2,833
   March 31, 2003++                          17.04     (23.35)%     2.39%       2.39%        (1.60)%         971%            651
FINANCIAL SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007                            14.25       7.94%      1.34%       1.34%         1.03%          534%         22,658
   March 31, 2006                            13.26      17.42%      1.36%       1.34%         1.32%          821%         12,226
   March 31, 2005                            11.40       3.46%      1.33%       1.33%         0.91%        1,005%          7,741
   March 31, 2004                            11.09      45.36%      1.36%       1.36%         0.94%        1,200%         34,423
   March 31, 2003                             7.66     (24.97)%     1.38%       1.38%         0.82%        2,336%          6,671
FINANCIAL SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007                            13.76       7.32%      1.84%       1.84%         0.54%          534%         16,786
   March 31, 2006                            12.88      16.85%      1.85%       1.83%         0.82%          821%          6,801
   March 31, 2005                            11.13       2.88%      1.83%       1.83%         0.43%        1,005%         27,181
   March 31, 2004                            10.89      44.45%      1.86%       1.86%         0.39%        1,200%         40,885
   March 31, 2003                             7.57     (24.74)%     1.88%       1.88%         0.35%        2,336%         15,074
FINANCIAL SERVICES FUND A-CLASS
   MARCH 31, 2007                            13.82       7.54%      1.61%       1.61%         0.74%          534%          1,107
   March 31, 2006                            12.91      17.12%      1.65%       1.64%         1.18%          821%          4,295
   March 31, 2005*                           11.13       4.22%      1.55%**     1.55%**       0.70%**      1,005%              5
FINANCIAL SERVICES FUND C-CLASS
   MARCH 31, 2007                            13.46       6.73%      2.34%       2.34%         0.06%          534%          5,382
   March 31, 2006                            12.67      16.21%      2.36%       2.34%         0.11%          821%          2,081
   March 31, 2005                            11.01       2.24%      2.33%       2.33%        (0.10)%       1,005%          1,689
   March 31, 2004                            10.84      43.78%      2.37%       2.37%        (0.23)%       1,200%          2,242
   March 31, 2003                             7.57     (25.19)%     2.37%       2.37%        (0.19)%       2,336%            222
HEALTH CARE FUND INVESTOR CLASS
   MARCH 31, 2007                            15.28       5.09%      1.35%       1.35%         0.23%          545%         33,878
   March 31, 2006                            14.54      14.40%      1.33%       1.33%        (0.35)%         568%         46,432
   March 31, 2005                            12.71       1.68%      1.34%       1.34%        (0.42)%         610%         35,500
   March 31, 2004                            12.50      35.72%      1.36%       1.36%        (0.56)%       1,204%         19,801
   March 31, 2003                             9.21     (18.93)%     1.38%       1.38%        (0.25)%       1,395%         13,400
HEALTH CARE FUND ADVISOR CLASS
   MARCH 31, 2007                            14.59       4.66%      1.85%       1.85%        (0.37)%         545%         17,327
   March 31, 2006                            13.94      13.80%      1.84%       1.84%        (0.89)%         568%         14,577
   March 31, 2005                            12.25       1.16%      1.84%       1.84%        (0.83)%         610%         16,511
   March 31, 2004                            12.11      35.01%      1.85%       1.85%        (1.05)%       1,204%         27,102
   March 31, 2003                             8.97     (19.26)%     1.88%       1.88%        (0.66)%       1,395%         23,127

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- FINANCIAL SERVICES FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.


94 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED      NET INCREASE
                               NET ASSET                       AND            (DECREASE)
                                 VALUE,        NET         UNREALIZED       IN NET ASSET
                               BEGINNING   INVESTMENT     GAINS (LOSSES)   VALUE RESULTING
YEAR ENDED                     OF PERIOD      LOSS +      ON INVESTMENTS   FROM OPERATIONS
---------------------------------------------------------------------------------------------
HEALTH CARE FUND A-CLASS
   MARCH 31, 2007              $   13.98    $  (.02)         $    .71         $     .69
   March 31, 2006                  12.25       (.08)             1.81              1.73
   March 31, 2005*                 11.65       (.05)              .65               .60
HEALTH CARE FUND C-CLASS
   MARCH 31, 2007                  13.79       (.10)              .66               .56
   March 31, 2006                  12.19       (.18)             1.78              1.60
   March 31, 2005                  12.11       (.16)              .24               .08
   March 31, 2004                   9.03       (.18)             3.26              3.08
   March 31, 2003                  11.25       (.12)            (2.10)            (2.22)
INTERNET FUND INVESTOR CLASS
   MARCH 31, 2007                  40.22       (.44)             1.33               .89
   March 31, 2006                  32.29       (.40)             8.33              7.93
   March 31, 2005                  35.66       (.43)            (2.94)            (3.37)
   March 31, 2004                  20.43       (.41)            15.64             15.23
   March 31, 2003                  30.55       (.29)            (9.83)           (10.12)
INTERNET FUND ADVISOR CLASS
   MARCH 31, 2007                  38.94       (.63)             1.30               .67
   March 31, 2006                  31.41       (.55)             8.08              7.53
   March 31, 2005                  34.85       (.60)            (2.84)            (3.44)
   March 31, 2004                  20.05       (.54)            15.34             14.80
   March 31, 2003                  30.18       (.40)            (9.73)           (10.13)
INTERNET FUND A-CLASS
   MARCH 31, 2007                  39.07       (.52)             1.32               .80
   March 31, 2006                  31.45       (.50)             8.12              7.62
   March 31, 2005*                 30.65       (.31)             1.11               .80
INTERNET FUND C-CLASS
   MARCH 31, 2007                  38.30       (.78)             1.27               .49
   March 31, 2006                  31.06       (.73)             7.97              7.24
   March 31, 2005                  34.64       (.73)            (2.85)            (3.58)
   March 31, 2004                  20.04       (.72)            15.32             14.60
   March 31, 2003                  30.28       (.50)            (9.74)           (10.24)
LEISURE FUND INVESTOR CLASS
   MARCH 31, 2007                  32.56        (--)SS.          3.31              3.31
   March 31, 2006                  30.50       (.07)             2.13              2.06
   March 31, 2005                  27.66       (.17)             3.01              2.84
   March 31, 2004                  17.88       (.06)             9.84              9.78
   March 31, 2003++                24.00       (.15)            (5.97)            (6.12)

                               DISTRIBUTIONS   DISTRIBUTIONS                    NET INCREASE
                                 FROM NET         FROM NET                     (DECREASE) IN
                                INVESTMENT        REALIZED         TOTAL         NET ASSET
YEAR ENDED                        INCOME           GAINS       DISTRIBUTIONS       VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE FUND A-CLASS
   MARCH 31, 2007                  $   --          $   --          $   --         $   .69
   March 31, 2006                      --              --              --            1.73
   March 31, 2005*                     --              --              --             .60
HEALTH CARE FUND C-CLASS
   MARCH 31, 2007                      --              --              --             .56
   March 31, 2006                      --              --              --            1.60
   March 31, 2005                      --              --              --             .08
   March 31, 2004                      --              --              --            3.08
   March 31, 2003                      --              --              --           (2.22)
INTERNET FUND INVESTOR CLASS
   MARCH 31, 2007                      --              --              --             .89
   March 31, 2006                      --              --              --            7.93
   March 31, 2005                      --              --              --           (3.37)
   March 31, 2004                      --              --              --           15.23
   March 31, 2003                      --              --              --          (10.12)
INTERNET FUND ADVISOR CLASS
   MARCH 31, 2007                      --              --              --             .67
   March 31, 2006                      --              --              --            7.53
   March 31, 2005                      --              --              --           (3.44)
   March 31, 2004                      --              --              --           14.80
   March 31, 2003                      --              --              --          (10.13)
INTERNET FUND A-CLASS
   MARCH 31, 2007                      --              --              --             .80
   March 31, 2006                      --              --              --            7.62
   March 31, 2005*                     --              --              --             .80
INTERNET FUND C-CLASS
   MARCH 31, 2007                      --              --              --             .49
   March 31, 2006                      --              --              --            7.24
   March 31, 2005                      --              --              --           (3.58)
   March 31, 2004                      --              --              --           14.60
   March 31, 2003                      --              --              --          (10.24)
LEISURE FUND INVESTOR CLASS
   MARCH 31, 2007                      --              --              --            3.31
   March 31, 2006                      --              --              --            2.06
   March 31, 2005                      --              --              --            2.84
   March 31, 2004                      --              --              --            9.78
   March 31, 2003++                    --              --              --           (6.12)

                                                               RATIOS TO
                                                           AVERAGE NET ASSETS:
                                                        ----------------------
                               NET ASSET                                                      NET ASSETS,
                                 VALUE,       TOTAL                    NET      PORTFOLIO       END OF
                                 END OF    INVESTMENT    TOTAL     INVESTMENT   TURNOVER    PERIOD (000'S
YEAR ENDED                       PERIOD     RETURN+++   EXPENSES      LOSS        RATE         OMITTED)
----------------------------------------------------------------------------------------------------------
HEALTH CARE FUND A-CLASS
   MARCH 31, 2007              $   14.67       4.94%      1.60%      (0.13)%        545%      $     818
   March 31, 2006                  13.98      14.12%      1.62%      (0.60)%        568%          2,239
   March 31, 2005*                 12.25       5.15%      1.56%**    (0.65)%**      610%              1
HEALTH CARE FUND C-CLASS
   MARCH 31, 2007                  14.35       4.06%      2.34%      (0.73)%        545%          8,720
   March 31, 2006                  13.79      13.13%      2.34%      (1.39)%        568%          7,114
   March 31, 2005                  12.19       0.66%      2.33%      (1.36)%        610%          4,017
   March 31, 2004                  12.11      34.11%      2.37%      (1.60)%      1,204%          2,865
   March 31, 2003                   9.03     (19.73)%     2.37%      (1.30)%      1,395%            421
INTERNET FUND INVESTOR CLASS
   MARCH 31, 2007                  41.11       2.21%      1.37%      (1.09)%        864%          5,496
   March 31, 2006                  40.22      24.56%      1.34%      (1.10)%      1,371%         16,288
   March 31, 2005                  32.29      (9.45)%     1.34%      (1.23)%      1,947%          5,210
   March 31, 2004                  35.66      74.55%      1.36%      (1.31)%      1,340%         15,292
   March 31, 2003                  20.43     (33.13)%     1.38%      (1.34)%      2,052%          3,335
INTERNET FUND ADVISOR CLASS
   MARCH 31, 2007                  39.61       1.72%      1.87%      (1.60)%        864%            863
   March 31, 2006                  38.94      23.97%      1.85%      (1.58)%      1,371%          3,696
   March 31, 2005                  31.41      (9.87)%     1.83%      (1.72)%      1,947%            829
   March 31, 2004                  34.85      73.82%      1.86%      (1.81)%      1,340%         12,090
   March 31, 2003                  20.05     (33.57)%     1.82%      (1.79)%      2,052%            717
INTERNET FUND A-CLASS
   MARCH 31, 2007                  39.87       2.05%      1.61%      (1.37)%        864%            139
   March 31, 2006                  39.07      24.23%      1.63%      (1.36)%      1,371%            470
   March 31, 2005*                 31.45       2.61%      1.55%**    (1.46)%**    1,947%              4
INTERNET FUND C-CLASS
   MARCH 31, 2007                  38.79       1.28%      2.36%      (2.10)%        864%          1,017
   March 31, 2006                  38.30      23.31%      2.35%      (2.09)%      1,371%          2,273
   March 31, 2005                  31.06     (10.33)%     2.33%      (2.19)%      1,947%          1,596
   March 31, 2004                  34.64      72.85%      2.36%      (2.31)%      1,340%          1,556
   March 31, 2003                  20.04     (33.82)%     2.37%      (2.34)%      2,052%            234
LEISURE FUND INVESTOR CLASS
   MARCH 31, 2007                  35.87      10.17%      1.37%      (0.01)%        675%          9,130
   March 31, 2006                  32.56       6.75%      1.34%      (0.25)%        734%         16,418
   March 31, 2005                  30.50      10.27%      1.31%      (0.57)%      1,046%         15,080
   March 31, 2004                  27.66      54.70%      1.36%      (0.31)%      1,870%         25,030
   March 31, 2003++                17.88     (25.50)%     1.38%      (0.65)%      3,179%          2,325

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- HEALTH CARE FUND A-CLASS AND INTERNET FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS.   LESS THAN $.01 PER SHARE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 95

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                             NET REALIZED     NET INCREASE
                                     NET ASSET      NET           AND          (DECREASE)
                                       VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET
                                     BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING
YEAR ENDED                           OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS
---------------------------------------------------------------------------------------------
LEISURE FUND ADVISOR CLASS
   MARCH 31, 2007                     $ 31.15    $  (.10)      $   3.09        $   2.99
   March 31, 2006                       29.34       (.32)          2.13            1.81
   March 31, 2005                       26.74       (.30)          2.90            2.60
   March 31, 2004                       17.37       (.23)          9.60            9.37
   March 31, 2003++                     23.34       (.39)         (5.58)          (5.97)
LEISURE FUND A-CLASS
   MARCH 31, 2007                       31.24       (.14)          3.22            3.08
   March 31, 2006                       29.34       (.14)          2.04            1.90
   March 31, 2005*                      24.59       (.08)          4.83            4.75
LEISURE FUND C-CLASS
   MARCH 31, 2007                       31.05       (.31)          3.12            2.81
   March 31, 2006                       29.39       (.40)          2.06            1.66
   March 31, 2005                       26.93       (.40)          2.86            2.46
   March 31, 2004                       17.61       (.38)          9.70            9.32
   March 31, 2003++                     23.79       (.36)         (5.82)          (6.18)
PRECIOUS METALS FUND INVESTOR CLASS
   MARCH 31, 2007                       54.50       (.03)          1.74            1.71
   March 31, 2006                       35.64       (.07)         18.93           18.86
   March 31, 2005                       44.32       (.05)         (8.63)          (8.68)
   March 31, 2004                       26.78       (.12)         17.67           17.55
   March 31, 2003                       27.90        .03          (1.15)          (1.12)
PRECIOUS METALS FUND ADVISOR CLASS
   MARCH 31, 2007                       53.83       (.27)          1.68            1.41
   March 31, 2006                       35.37       (.28)         18.74           18.46
   March 31, 2005                       44.17       (.03)         (8.77)          (8.80)
   March 31, 2004*                      31.68       (.18)         12.68           12.50
PRECIOUS METALS FUND A-CLASS
   MARCH 31, 2007                       54.03       (.15)          1.71            1.56
   March 31, 2006                       35.41       (.19)         18.81           18.62
   March 31, 2005*                      37.26       (.01)         (1.84)          (1.85)
PRECIOUS METALS FUND C-CLASS
   MARCH 31, 2007                       52.02       (.51)          1.61            1.10
   March 31, 2006                       34.37       (.46)         18.11           17.65
   March 31, 2005                       43.16       (.39)         (8.40)          (8.79)
   March 31, 2004                       26.35       (.51)         17.33           16.82
   March 31, 2003                       27.72       (.27)         (1.10)          (1.37)
REAL ESTATE FUND A-CLASS
   MARCH 31, 2007                       36.46        .46           5.53            5.99
   March 31, 2006                       27.84        .64           8.18            8.82
   March 31, 2005*                      26.66        .09           1.24            1.33
REAL ESTATE FUND C-CLASS
   MARCH 31, 2007                       35.93        .19           5.39            5.58
   March 31, 2006                       27.64        .43           8.06            8.49
   March 31, 2005                       26.63        .41            .75            1.16
   March 31, 2004*                      25.00        .02           1.61            1.63

                                     DISTRIBUTIONS  DISTRIBUTIONS                  NET INCREASE
                                       FROM NET       FROM NET                    (DECREASE) IN
                                      INVESTMENT      REALIZED         TOTAL        NET ASSET
YEAR ENDED                              INCOME          GAINS      DISTRIBUTIONS      VALUE
-------------------------------------------------------------------------------------------------
LEISURE FUND ADVISOR CLASS
   MARCH 31, 2007                       $    --        $    --        $    --        $   2.99
   March 31, 2006                            --             --             --            1.81
   March 31, 2005                            --             --             --            2.60
   March 31, 2004                            --             --             --            9.37
   March 31, 2003++                          --             --             --           (5.97)
LEISURE FUND A-CLASS
   MARCH 31, 2007                            --             --             --            3.08
   March 31, 2006                            --             --             --            1.90
   March 31, 2005*                           --             --             --            4.75
LEISURE FUND C-CLASS
   MARCH 31, 2007                            --             --             --            2.81
   March 31, 2006                            --             --             --            1.66
   March 31, 2005                            --             --             --            2.46
   March 31, 2004                            --             --             --            9.32
   March 31, 2003++                          --             --             --           (6.18)
PRECIOUS METALS FUND INVESTOR CLASS
   MARCH 31, 2007                            --             --             --            1.71
   March 31, 2006                            --             --             --           18.86
   March 31, 2005                            --             --             --           (8.68)
   March 31, 2004                          (.01)            --           (.01)          17.54
   March 31, 2003                            --             --             --           (1.12)
PRECIOUS METALS FUND ADVISOR CLASS
   MARCH 31, 2007                            --             --             --            1.41
   March 31, 2006                            --             --             --           18.46
   March 31, 2005                            --             --             --           (8.80)
   March 31, 2004*                         (.01)            --           (.01)          12.49
PRECIOUS METALS FUND A-CLASS
   MARCH 31, 2007                            --             --             --            1.56
   March 31, 2006                            --             --             --           18.62
   March 31, 2005*                           --             --             --           (1.85)
PRECIOUS METALS FUND C-CLASS
   MARCH 31, 2007                            --             --             --            1.10
   March 31, 2006                            --             --             --           17.65
   March 31, 2005                            --             --             --           (8.79)
   March 31, 2004                          (.01)            --           (.01)          16.81
   March 31, 2003                            --             --             --           (1.37)
REAL ESTATE FUND A-CLASS
   MARCH 31, 2007                          (.17)          (.12)          (.29)           5.70
   March 31, 2006                            --           (.20)          (.20)           8.62
   March 31, 2005*                         (.03)          (.12)          (.15)           1.18
REAL ESTATE FUND C-CLASS
   MARCH 31, 2007                          (.17)          (.12)          (.29)           5.29
   March 31, 2006                            --           (.20)          (.20)           8.29
   March 31, 2005                          (.03)          (.12)          (.15)           1.01
   March 31, 2004*                           --             --             --            1.63

                                                                 RATIOS TO
                                                            AVERAGE NET ASSETS:
                                                            -------------------
                                     NET ASSET                            NET                 NET ASSETS,
                                       VALUE,      TOTAL              INVESTMENT  PORTFOLIO      END OF
                                       END OF   INVESTMENT    TOTAL     INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED                             PERIOD    RETURN+++  EXPENSES    (LOSS)       RATE       OMITTED)
----------------------------------------------------------------------------------------------------------
LEISURE FUND ADVISOR CLASS
   MARCH 31, 2007                    $   34.14     9.60%     1.87%     (0.32)%        675%      $  4,903
   March 31, 2006                        31.15     6.17%     1.80%     (1.10)%        734%         5,372
   March 31, 2005                        29.34     9.72%     1.82%     (1.10)%      1,046%        27,750
   March 31, 2004                        26.74    53.94%     1.86%     (1.06)%      1,870%        39,789
   March 31, 2003++                      17.37   (25.58)%    1.90%     (1.68)%      3,179%         3,592
LEISURE FUND A-CLASS
   MARCH 31, 2007                        34.32     9.86%     1.60%     (0.41)%        675%         2,198
   March 31, 2006                        31.24     6.48%     1.60%     (0.49)%        734%            68
   March 31, 2005*                       29.34    19.32%     1.55%**   (1.02)%**    1,046%            12
LEISURE FUND C-CLASS
   MARCH 31, 2007                        33.86     9.05%     2.36%     (0.96)%        675%         3,091
   March 31, 2006                        31.05     5.65%     2.32%     (1.40)%        734%           997
   March 31, 2005                        29.39     9.13%     2.31%     (1.44)%      1,046%         2,502
   March 31, 2004                        26.93    52.92%     2.37%     (1.59)%      1,870%         2,165
   March 31, 2003++                      17.61   (25.98)%    2.39%     (1.70)%      3,179%            36
PRECIOUS METALS FUND INVESTOR CLASS
   MARCH 31, 2007                        56.21     3.14%     1.26%     (0.05)%        259%       149,876
   March 31, 2006                        54.50    52.92%     1.24%     (0.16)%        277%       213,017
   March 31, 2005                        35.64   (19.58)%    1.23%     (0.12)%        358%       130,718
   March 31, 2004                        44.32    65.53%     1.26%     (0.32)%        550%       236,961
   March 31, 2003                        26.78    (4.01)%    1.27%      0.09%         744%        75,185
PRECIOUS METALS FUND ADVISOR CLASS
   MARCH 31, 2007                        55.24     2.62%     1.76%     (0.51)%        259%         8,387
   March 31, 2006                        53.83    52.19%     1.75%     (0.70)%        277%        14,087
   March 31, 2005                        35.37   (19.92)%    1.72%     (0.09)%        358%         8,596
   March 31, 2004*                       44.17    39.46%     1.72%**   (0.68)%**      550%         2,112
PRECIOUS METALS FUND A-CLASS
   MARCH 31, 2007                        55.59     2.89%     1.51%     (0.28)%        259%         4,778
   March 31, 2006                        54.03    52.58%     1.52%     (0.43)%        277%         5,701
   March 31, 2005*                       35.41    (4.97)%    1.45%**   (0.02)%**      358%           217
PRECIOUS METALS FUND C-CLASS
   MARCH 31, 2007                        53.12     2.11%     2.26%     (1.00)%        259%        23,486
   March 31, 2006                        52.02    51.35%     2.25%     (1.20)%        277%        24,266
   March 31, 2005                        34.37   (20.37)%    2.23%     (1.08)%        358%        20,426
   March 31, 2004                        43.16    63.83%     2.27%     (1.38)%        550%        17,998
   March 31, 2003                        26.35    (4.94)%    2.27%     (0.94)%        744%         2,150
REAL ESTATE FUND A-CLASS
   MARCH 31, 2007                        42.16    16.43%     1.61%      1.10%         762%         9,061
   March 31, 2006                        36.46    31.75%     1.57%      2.02%       1,304%           375
   March 31, 2005*                       27.84     4.98%     1.54%**    0.52%**     1,773%            71
REAL ESTATE FUND C-CLASS
   MARCH 31, 2007                        41.22    15.53%     2.36%      0.48%         762%         5,469
   March 31, 2006                        35.93    30.79%     2.36%      1.35%       1,304%         3,548
   March 31, 2005                        27.64     4.35%     2.32%      1.52%       1,773%         1,293
   March 31, 2004*                       26.63     6.52%     2.36%**    0.72%**       102%         7,562

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- PRECIOUS METALS FUND ADVISOR CLASS; FEBRUARY 20, 2004 -- REAL ESTATE FUND C-CLASS; SEPTEMBER 1, 2004 -- LEISURE FUND A-CLASS, PRECIOUS METALS FUND A-CLASS AND REAL ESTATE FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.


96 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                             NET REALIZED     NET INCREASE
                                     NET ASSET      NET           AND          (DECREASE)
                                       VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET
                                     BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING
YEAR ENDED                           OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS
---------------------------------------------------------------------------------------------
REAL ESTATE FUND H-CLASS
   MARCH 31, 2007                     $ 36.47    $   .54       $   5.42        $   5.96
   March 31, 2006                       27.85        .57           8.25            8.82
   March 31, 2005                       26.65        .58            .77            1.35
   March 31, 2004*                      25.00        .10           1.55            1.65
RETAILING FUND INVESTOR CLASS
   MARCH 31, 2007                       13.48       (.06)          1.05             .99
   March 31, 2006                       12.30       (.08)          1.26            1.18
   March 31, 2005                       11.74       (.06)           .62             .56
   March 31, 2004                        8.00       (.08)          3.82            3.74
   March 31, 2003                       11.12       (.07)         (3.05)          (3.12)
RETAILING FUND ADVISOR CLASS
   MARCH 31, 2007                       13.07       (.10)          1.00             .90
   March 31, 2006                       11.99       (.15)          1.23            1.08
   March 31, 2005                       11.49       (.12)           .62             .50
   March 31, 2004                        7.85       (.13)          3.77            3.64
   March 31, 2003                       10.94       (.12)         (2.97)          (3.09)
RETAILING FUND A-CLASS
   MARCH 31, 2007                       13.10       (.07)          1.01             .94
   March 31, 2006                       12.01       (.11)          1.20            1.09
   March 31, 2005*                      10.45       (.07)          1.63            1.56
RETAILING FUND C-CLASS
   MARCH 31, 2007                       12.80       (.15)           .97             .82
   March 31, 2006                       11.80       (.20)          1.20            1.00
   March 31, 2005                       11.37       (.17)           .60             .43
   March 31, 2004                        7.81       (.18)          3.74            3.56
   March 31, 2003                       11.02       (.20)         (3.01)          (3.21)
TECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007                       12.35       (.11)           .29             .18
   March 31, 2006                       10.35       (.09)          2.12            2.03
   March 31, 2005                       11.40        .03          (1.08)          (1.05)
   March 31, 2004                        7.11       (.11)          4.40            4.29
   March 31, 2003                       11.00       (.09)         (3.80)          (3.89)
TECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007                       11.94       (.16)           .27             .11
   March 31, 2006                       10.06       (.14)          2.05            1.91
   March 31, 2005                       11.13        .02          (1.09)          (1.07)
   March 31, 2004                        6.97       (.16)          4.32            4.16
   March 31, 2003                       10.77       (.12)         (3.68)          (3.80)
TECHNOLOGY FUND A-CLASS
   MARCH 31, 2007                       11.95       (.14)           .28             .14
   March 31, 2006                       10.07       (.13)          2.04            1.91
   March 31, 2005*                       9.32         --            .75             .75

                                     DISTRIBUTIONS  DISTRIBUTIONS                  NET INCREASE
                                       FROM NET       FROM NET                    (DECREASE) IN
                                      INVESTMENT      REALIZED         TOTAL        NET ASSET
YEAR ENDED                              INCOME          GAINS      DISTRIBUTIONS      VALUE
-------------------------------------------------------------------------------------------------
REAL ESTATE FUND H-CLASS
   MARCH 31, 2007                       $  (.17)       $  (.12)       $  (.29)       $  5.67
   March 31, 2006                            --           (.20)          (.20)          8.62
   March 31, 2005                          (.03)          (.12)          (.15)          1.20
   March 31, 2004*                           --             --             --           1.65
RETAILING FUND INVESTOR CLASS
   MARCH 31, 2007                            --             --             --            .99
   March 31, 2006                            --             --             --           1.18
   March 31, 2005                            --             --             --            .56
   March 31, 2004                            --             --             --           3.74
   March 31, 2003                            --             --             --          (3.12)
RETAILING FUND ADVISOR CLASS
   MARCH 31, 2007                            --             --             --            .90
   March 31, 2006                            --             --             --           1.08
   March 31, 2005                            --             --             --            .50
   March 31, 2004                            --             --             --           3.64
   March 31, 2003                            --             --             --          (3.09)
RETAILING FUND A-CLASS
   MARCH 31, 2007                            --             --             --            .94
   March 31, 2006                            --             --             --           1.09
   March 31, 2005*                           --             --             --           1.56
RETAILING FUND C-CLASS
   MARCH 31, 2007                            --             --             --            .82
   March 31, 2006                            --             --             --           1.00
   March 31, 2005                            --             --             --            .43
   March 31, 2004                            --             --             --           3.56
   March 31, 2003                            --             --             --          (3.21)
TECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007                            --             --             --            .18
   March 31, 2006                          (.03)            --           (.03)          2.00
   March 31, 2005                            --             --             --          (1.05)
   March 31, 2004                            --             --             --           4.29
   March 31, 2003                            --             --             --          (3.89)
TECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007                            --             --             --            .11
   March 31, 2006                          (.03)            --           (.03)          1.88
   March 31, 2005                            --             --             --          (1.07)
   March 31, 2004                            --             --             --           4.16
   March 31, 2003                            --             --             --          (3.80)
TECHNOLOGY FUND A-CLASS
   MARCH 31, 2007                            --             --             --            .14
   March 31, 2006                          (.03)            --           (.03)          1.88
   March 31, 2005*                           --             --             --            .75

                                                                 RATIOS TO
                                                            AVERAGE NET ASSETS:
                                                            -------------------
                                     NET ASSET                            NET                 NET ASSETS,
                                       VALUE,      TOTAL              INVESTMENT  PORTFOLIO      END OF
                                       END OF   INVESTMENT    TOTAL     INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED                             PERIOD    RETURN++   EXPENSES    (LOSS)       RATE       OMITTED)
----------------------------------------------------------------------------------------------------------
REAL ESTATE FUND H-CLASS
   MARCH 31, 2007                    $ 42.14      16.34%     1.62%      1.35%         762%      $ 25,784
   March 31, 2006                      36.47      31.74%     1.59%      1.78%       1,304%        49,591
   March 31, 2005                      27.85       5.06%     1.58%      2.08%       1,773%         8,186
   March 31, 2004*                     26.65       6.60%     1.61%**    3.83%**       102%        75,916
RETAILING FUND INVESTOR CLASS
   MARCH 31, 2007                      14.47       7.34%     1.36%     (0.45)%        952%         4,033
   March 31, 2006                      13.48       9.59%     1.33%     (0.60)%      1,163%         7,608
   March 31, 2005                      12.30       4.77%     1.33%     (0.54)%      1,505%         7,529
   March 31, 2004                      11.74      46.75%     1.35%     (0.78)%      1,825%        11,738
   March 31, 2003                       8.00     (28.06)%    1.38%     (0.82)%      3,788%         2,964
RETAILING FUND ADVISOR CLASS
   MARCH 31, 2007                      13.97       6.89%     1.86%     (0.73)%        952%         2,791
   March 31, 2006                      13.07       9.01%     1.82%     (1.18)%      1,163%         3,385
   March 31, 2005                      11.99       4.35%     1.83%     (1.09)%      1,505%         6,445
   March 31, 2004                      11.49      46.37%     1.85%     (1.25)%      1,825%        15,863
   March 31, 2003                       7.85     (28.24)%    1.88%     (1.35)%      3,788%        14,965
RETAILING FUND A-CLASS
   MARCH 31, 2007                      14.04       7.18%     1.57%     (0.54)%        952%           385
   March 31, 2006                      13.10       9.08%     1.59%     (0.87)%      1,163%            46
   March 31, 2005*                     12.01      14.93%     1.68%**   (1.03)%**    1,505%             1
RETAILING FUND C-CLASS
   MARCH 31, 2007                      13.62       6.41%     2.34%     (1.17)%        952%         2,650
   March 31, 2006                      12.80       8.47%     2.34%     (1.65)%      1,163%         1,586
   March 31, 2005                      11.80       3.78%     2.33%     (1.52)%      1,505%         1,774
   March 31, 2004                      11.37      45.58%     2.36%     (1.72)%      1,825%         2,362
   March 31, 2003                       7.81     (29.13)%    2.32%     (1.89)%      3,788%            85
TECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007                      12.53       1.46%     1.36%     (0.91)%        684%        14,274
   March 31, 2006                      12.35      19.65%     1.33%     (0.79)%        666%        21,182
   March 31, 2005                      10.35      (9.21)%    1.31%      0.33%       1,304%        13,346
   March 31, 2004                      11.40      60.34%     1.36%     (1.07)%      1,853%        17,114
   March 31, 2003                       7.11     (35.36)%    1.38%     (1.13)%      1,938%         8,348
TECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007                      12.05       0.92%     1.86%     (1.41)%        684%         4,807
   March 31, 2006                      11.94      19.02%     1.84%     (1.32)%        666%        12,737
   March 31, 2005                      10.06      (9.61)%    1.83%      0.21%       1,304%        10,693
   March 31, 2004                      11.13      59.68%     1.86%     (1.58)%      1,853%        17,972
   March 31, 2003                       6.97     (35.28)%    1.88%     (1.62)%      1,938%        16,717
TECHNOLOGY FUND A-CLASS
   MARCH 31, 2007                      12.09       1.17%     1.61%     (1.18)%        684%           278
   March 31, 2006                      11.95      19.00%     1.63%     (1.15)%        666%           633
   March 31, 2005*                     10.07       8.05%     1.54%**    0.00%**     1,304%             6

 * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- REAL ESTATE FUND H-CLASS; SEPTEMBER 1, 2004 -- RETAILING FUND A-CLASS AND TECHNOLOGY FUND A-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 97

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED     NET INCREASE
                                        NET ASSET      NET           AND          (DECREASE)
                                          VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET
                                        BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING
YEAR ENDED                              OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS
------------------------------------------------------------------------------------------------
TECHNOLOGY FUND C-CLASS
   MARCH 31, 2007                        $ 11.81    $  (.22)      $    .28        $     .06
   March 31, 2006                          10.01       (.21)          2.04             1.83
   March 31, 2005                          11.10         --          (1.09)           (1.09)
   March 31, 2004                           7.00       (.21)          4.31             4.10
   March 31, 2003                          10.90       (.18)         (3.72)           (3.90)
TELECOMMUNICATIONS FUND INVESTOR CLASS
   MARCH 31, 2007                          17.74        .16           1.23             1.39
   March 31, 2006                          14.33        .21           3.60             3.81
   March 31, 2005                          15.48        .09          (1.24)           (1.15)
   March 31, 2004                          10.05         --           5.48             5.48
   March 31, 2003++                        15.12        .06          (5.13)           (5.07)
TELECOMMUNICATIONS FUND ADVISOR CLASS
   MARCH 31, 2007                          17.10        .04           1.21             1.25
   March 31, 2006                          13.88        .12           3.50             3.62
   March 31, 2005                          15.07        .03          (1.22)           (1.19)
   March 31, 2004                           9.81       (.08)          5.39             5.31
   March 31, 2003++                        14.76       (.09)         (4.86)           (4.95)
TELECOMMUNICATIONS FUND A-CLASS
   MARCH 31, 2007                          17.15        .05           1.19             1.24
   March 31, 2006                          13.90       (.03)          3.68             3.65
   March 31, 2005*                         13.55        .11            .24              .35
TELECOMMUNICATIONS FUND C-CLASS
   MARCH 31, 2007                          16.90       (.06)          1.20             1.14
   March 31, 2006                          13.81        .01           3.48             3.49
   March 31, 2005                          15.06       (.07)         (1.18)           (1.25)
   March 31, 2004                           9.84       (.15)          5.42             5.27
   March 31, 2003++                        14.97       (.09)         (5.04)           (5.13)
TRANSPORTATION FUND INVESTOR CLASS
   MARCH 31, 2007                          28.30       (.14)          1.00              .86
   March 31, 2006                          22.42       (.09)          5.97             5.88
   March 31, 2005                          18.84       (.11)          3.69             3.58
   March 31, 2004                          15.03       (.06)          3.87             3.81
   March 31, 2003++                        20.85       (.12)         (5.70)           (5.82)
TRANSPORTATION FUND ADVISOR CLASS
   MARCH 31, 2007                          26.75       (.26)           .93              .67
   March 31, 2006                          21.31       (.19)          5.63             5.44
   March 31, 2005                          18.02       (.21)          3.50             3.29
   March 31, 2004                          14.40       (.12)          3.74             3.62
   March 31, 2003++                        19.98       (.15)         (5.43)           (5.58)

                                        DISTRIBUTIONS  DISTRIBUTIONS                  NET INCREASE
                                          FROM NET       FROM NET                    (DECREASE) IN
                                         INVESTMENT      REALIZED         TOTAL        NET ASSET
YEAR ENDED                                 INCOME          GAINS      DISTRIBUTIONS      VALUE
----------------------------------------------------------------------------------------------------
TECHNOLOGY FUND C-CLASS
   MARCH 31, 2007                          $    --        $    --        $    --        $   .06
   March 31, 2006                             (.03)            --           (.03)          1.80
   March 31, 2005                               --             --             --          (1.09)
   March 31, 2004                               --             --             --           4.10
   March 31, 2003                               --             --             --          (3.90)
TELECOMMUNICATIONS FUND INVESTOR CLASS
   MARCH 31, 2007                             (.11)            --           (.11)          1.28
   March 31, 2006                             (.40)            --           (.40)          3.41
   March 31, 2005                               --             --             --          (1.15)
   March 31, 2004                             (.05)            --           (.05)          5.43
   March 31, 2003++                             --             --             --          (5.07)
TELECOMMUNICATIONS FUND ADVISOR CLASS
   MARCH 31, 2007                             (.11)            --           (.11)          1.14
   March 31, 2006                             (.40)            --           (.40)          3.22
   March 31, 2005                               --             --             --          (1.19)
   March 31, 2004                             (.05)            --           (.05)          5.26
   March 31, 2003++                             --             --             --          (4.95)
TELECOMMUNICATIONS FUND A-CLASS
   MARCH 31, 2007                             (.11)            --           (.11)          1.13
   March 31, 2006                             (.40)            --           (.40)          3.25
   March 31, 2005*                              --             --             --            .35
TELECOMMUNICATIONS FUND C-CLASS
   MARCH 31, 2007                             (.11)            --           (.11)          1.03
   March 31, 2006                             (.40)            --           (.40)          3.09
   March 31, 2005                               --             --             --          (1.25)
   March 31, 2004                             (.05)            --           (.05)          5.22
   March 31, 2003++                             --             --             --          (5.13)
TRANSPORTATION FUND INVESTOR CLASS
   MARCH 31, 2007                               --             --             --            .86
   March 31, 2006                               --             --             --           5.88
   March 31, 2005                               --             --             --           3.58
   March 31, 2004                               --             --             --           3.81
   March 31, 2003++                             --             --             --          (5.82)
TRANSPORTATION FUND ADVISOR CLASS
   MARCH 31, 2007                               --             --             --            .67
   March 31, 2006                               --             --             --           5.44
   March 31, 2005                               --             --             --           3.29
   March 31, 2004                               --             --             --           3.62
   March 31, 2003++                             --             --             --          (5.58)

                                                                    RATIOS TO
                                                               AVERAGE NET ASSETS:
                                                               -------------------
                                        NET ASSET                            NET                 NET ASSETS,
                                          VALUE,      TOTAL              INVESTMENT  PORTFOLIO      END OF
                                          END OF   INVESTMENT    TOTAL     INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED                                PERIOD    RETURN+++  EXPENSES    (LOSS)       RATE       OMITTED)
-------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND C-CLASS
   MARCH 31, 2007                        $ 11.87      0.51%     2.35%     (1.91)%        684%      $ 1,538
   March 31, 2006                          11.81     18.31%     2.35%     (1.88)%        666%        2,800
   March 31, 2005                          10.01     (9.82)%    2.32%      0.00%       1,304%        1,284
   March 31, 2004                          11.10     58.57%     2.36%     (2.13)%      1,853%        1,101
   March 31, 2003                           7.00    (35.78)%    2.37%     (2.07)%      1,938%          434
TELECOMMUNICATIONS FUND INVESTOR CLASS
   MARCH 31, 2007                          19.02      7.87%     1.37%      0.89%         430%       16,699
   March 31, 2006                          17.74     26.96%     1.38%      1.30%         820%       56,695
   March 31, 2005                          14.33     (7.43)%    1.35%      0.60%       1,142%        6,003
   March 31, 2004                          15.48     54.59%     1.37%      0.01%       1,506%       14,406
   March 31, 2003++                        10.05    (33.53)%    1.38%      0.46%       2,431%        9,152
TELECOMMUNICATIONS FUND ADVISOR CLASS
   MARCH 31, 2007                          18.24      7.35%     1.83%      0.22%         430%        6,584
   March 31, 2006                          17.10     26.46%     1.82%      0.81%         820%        8,487
   March 31, 2005                          13.88     (7.90)%    1.86%      0.19%       1,142%        1,922
   March 31, 2004                          15.07     54.20%     1.87%     (0.58)%      1,506%        7,376
   March 31, 2003++                         9.81    (33.54)%    1.86%     (0.68)%      2,431%          898
TELECOMMUNICATIONS FUND A-CLASS
   MARCH 31, 2007                          18.28      7.27%     1.49%      0.28%         430%        2,126
   March 31, 2006                          17.15     26.64%     1.88%     (0.18)%        820%        4,193
   March 31, 2005*                         13.90      2.58%     1.54%**    1.25%**     1,142%            3
TELECOMMUNICATIONS FUND C-CLASS
   MARCH 31, 2007                          17.93      6.78%     2.33%     (0.35)%        430%        4,763
   March 31, 2006                          16.90     25.65%     2.31%      0.09%         820%        2,827
   March 31, 2005                          13.81     (8.30)%    2.38%     (0.51)%      1,142%        1,784
   March 31, 2004                          15.06     53.62%     2.37%     (1.09)%      1,506%        3,635
   March 31, 2003++                         9.84    (34.27)%    2.41%     (0.71)%      2,431%          774
TRANSPORTATION FUND INVESTOR CLASS
   MARCH 31, 2007                          29.16      3.04%     1.36%     (0.48)%        686%        6,635
   March 31, 2006                          28.30     26.23%     1.37%     (0.36)%        669%       48,580
   March 31, 2005                          22.42     19.00%     1.32%     (0.51)%        929%        7,890
   March 31, 2004                          18.84     25.35%     1.36%     (0.34)%      1,624%        3,792
   March 31, 2003++                        15.03    (27.91)%    1.40%     (0.70)%      2,786%          960
TRANSPORTATION FUND ADVISOR CLASS
   MARCH 31, 2007                          27.42      2.50%     1.86%     (0.97)%        686%        3,556
   March 31, 2006                          26.75     25.53%     1.86%     (0.81)%        669%        8,478
   March 31, 2005                          21.31     18.26%     1.82%     (1.05)%        929%        5,748
   March 31, 2004                          18.02     25.14%     1.83%     (0.73)%      1,624%        4,284
   March 31, 2003++                        14.40    (27.93)%    1.92%     (0.94)%      2,786%        3,561

  *   SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 --
      TELECOMMUNICATIONS FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.


98 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                             NET REALIZED     NET INCREASE
                                     NET ASSET      NET           AND          (DECREASE)
                                       VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET
                                     BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING
YEAR ENDED                           OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS
---------------------------------------------------------------------------------------------
TRANSPORTATION FUND A-CLASS
   MARCH 31, 2007                     $ 26.87    $ (.19)       $    .92        $    .73
   March 31, 2006                       21.34      (.17)           5.70            5.53
   March 31, 2005*                      18.73      (.09)           2.70            2.61
TRANSPORTATION FUND C-CLASS
   MARCH 31, 2007                       27.14      (.40)            .94             .54
   March 31, 2006                       21.71      (.35)           5.78            5.43
   March 31, 2005                       18.43      (.32)           3.60            3.28
   March 31, 2004                       14.85      (.25)           3.83            3.58
   March 31, 2003++                     20.73      (.27)          (5.61)          (5.88)
UTILITIES FUND INVESTOR CLASS
   MARCH 31, 2007                       24.90       .52            6.83            7.35
   March 31, 2006                       23.62       .51            1.21            1.72
   March 31, 2005                       20.57       .53            2.82            3.35
   March 31, 2004                       16.38       .45            4.71            5.16
   March 31, 2003++                     25.44       .60           (9.12)          (8.52)
UTILITIES FUND ADVISOR CLASS
   MARCH 31, 2007                       24.08       .37            6.56            6.93
   March 31, 2006                       22.96       .36            1.20            1.56
   March 31, 2005                       20.10       .42            2.74            3.16
   March 31, 2004                       16.11       .30            4.66            4.96
   March 31, 2003++                     25.23       .33           (8.91)          (8.58)
UTILITIES FUND A-CLASS
   MARCH 31, 2007                       24.18       .43            6.62            7.05
   March 31, 2006                       23.00       .44            1.18            1.62
   March 31, 2005*                      20.66       .40            2.24            2.64
UTILITIES FUND C-CLASS
   MARCH 31, 2007                       23.42       .22            6.38            6.60
   March 31, 2006                       22.47       .24            1.15            1.39
   March 31, 2005                       19.77       .29            2.71            3.00
   March 31, 2004                       15.93       .22            4.59            4.81
   March 31, 2003++                     25.08       .30           (8.91)          (8.61)

                                     DISTRIBUTIONS  DISTRIBUTIONS                  NET INCREASE
                                       FROM NET       FROM NET                    (DECREASE) IN
                                      INVESTMENT      REALIZED         TOTAL        NET ASSET
YEAR ENDED                              INCOME          GAINS      DISTRIBUTIONS      VALUE
-------------------------------------------------------------------------------------------------
TRANSPORTATION FUND A-CLASS
   MARCH 31, 2007                       $    --        $    --        $    --        $   .73
   March 31, 2006                            --             --             --           5.53
   March 31, 2005*                           --             --             --           2.61
TRANSPORTATION FUND C-CLASS
   MARCH 31, 2007                            --             --             --            .54
   March 31, 2006                            --             --             --           5.43
   March 31, 2005                            --             --             --           3.28
   March 31, 2004                            --             --             --           3.58
   March 31, 2003++                          --             --             --          (5.88)
UTILITIES FUND INVESTOR CLASS
   MARCH 31, 2007                          (.36)            --           (.36)          6.99
   March 31, 2006                          (.44)            --           (.44)          1.28
   March 31, 2005                          (.30)            --           (.30)          3.05
   March 31, 2004                          (.97)            --           (.97)          4.19
   March 31, 2003++                        (.54)            --           (.54)         (9.06)
UTILITIES FUND ADVISOR CLASS
   MARCH 31, 2007                          (.36)            --           (.36)          6.57
   March 31, 2006                          (.44)            --           (.44)          1.12
   March 31, 2005                          (.30)            --           (.30)          2.86
   March 31, 2004                          (.97)            --           (.97)          3.99
   March 31, 2003++                        (.54)            --           (.54)         (9.12)
UTILITIES FUND A-CLASS
   MARCH 31, 2007                          (.36)            --           (.36)          6.69
   March 31, 2006                          (.44)            --           (.44)          1.18
   March 31, 2005*                         (.30)            --           (.30)          2.34
UTILITIES FUND C-CLASS
   MARCH 31, 2007                          (.36)            --           (.36)          6.24
   March 31, 2006                          (.44)            --           (.44)           .95
   March 31, 2005                          (.30)            --           (.30)          2.70
   March 31, 2004                          (.97)            --           (.97)          3.84
   March 31, 2003++                        (.54)            --           (.54)         (9.15)

                                                                 RATIOS TO
                                                            AVERAGE NET ASSETS:
                                                            -------------------
                                     NET ASSET                            NET                 NET ASSETS,
                                       VALUE,      TOTAL              INVESTMENT  PORTFOLIO      END OF
                                       END OF   INVESTMENT    TOTAL     INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED                             PERIOD    RETURN+++  EXPENSES    (LOSS)       RATE       OMITTED)
----------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND A-CLASS
   MARCH 31, 2007                    $  27.60      2.72%     1.61%     (0.70)%        686%      $   483
   March 31, 2006                       26.87     25.91%     1.66%     (0.71)%        669%        3,044
   March 31, 2005*                      21.34     13.93%     1.54%**   (0.71)%**      929%           22
TRANSPORTATION FUND C-CLASS
   MARCH 31, 2007                       27.68      1.99%     2.37%     (1.47)%        686%        4,894
   March 31, 2006                       27.14     25.01%     2.38%     (1.43)%        669%        5,385
   March 31, 2005                       21.71     17.80%     2.32%     (1.51)%        929%        1,807
   March 31, 2004                       18.43     24.11%     2.36%     (1.53)%      1,624%          656
   March 31, 2003++                     14.85    (28.36)%    2.36%     (1.51)%      2,786%          514
UTILITIES FUND INVESTOR CLASS
   MARCH 31, 2007                       31.89     29.64%     1.37%      1.86%         557%       84,150
   March 31, 2006                       24.90      7.25%     1.33%      1.99%         728%       11,717
   March 31, 2005                       23.62     16.35%     1.33%      2.46%       1,124%       17,861
   March 31, 2004                       20.57     32.11%     1.35%      2.50%       1,609%       19,170
   March 31, 2003++                     16.38    (33.55)%    1.39%      3.24%       3,158%        9,978
UTILITIES FUND ADVISOR CLASS
   MARCH 31, 2007                       30.65     28.90%     1.86%      1.38%         557%       11,929
   March 31, 2006                       24.08      6.76%     1.83%      1.46%         728%        1,427
   March 31, 2005                       22.96     15.78%     1.83%      1.95%       1,124%        8,045
   March 31, 2004                       20.10     31.39%     1.84%      1.91%       1,609%        1,072
   March 31, 2003++                     16.11    (34.07)%    1.89%      1.74%       3,158%        2,239
UTILITIES FUND A-CLASS
   MARCH 31, 2007                       30.87     29.28%     1.61%      1.52%         557%        4,756
   March 31, 2006                       24.18      7.01%     1.60%      1.75%         728%          626
   March 31, 2005*                      23.00     12.84%     1.54%**    2.98%**     1,124%          128
UTILITIES FUND C-CLASS
   MARCH 31, 2007                       29.66     28.30%     2.36%      0.82%         557%       11,013
   March 31, 2006                       23.42      6.15%     2.34%      1.00%         728%        5,346
   March 31, 2005                       22.47     15.23%     2.32%      1.39%       1,124%        4,807
   March 31, 2004                       19.77     30.80%     2.36%      1.19%       1,609%        3,948
   March 31, 2003++                     15.93    (34.40)%    2.42%      1.56%       3,158%          939

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- TRANSPORTATION FUND A-CLASS AND UTILITIES FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 99

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--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES ORGANIZATION

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase.

At March 31, 2007, the Trust consisted of fifty-four separate Funds: twenty-six Benchmark Funds, one Money Market Fund, five Alternative Strategies Funds, nineteen Sector Funds, and three Essential Portfolio Funds. This report covers the nineteen Sector Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds, the Alternative Strategies Funds and the Essential Portfolio Funds are contained in separate reports.

Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust, and is an affiliated entity.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., Eastern Time, adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before the Funds' close of business, the index will be fair valued with the use of an appropriate market indicator.

Traditional open-end investment companies ("Mutual Funds") are valued at their Net Asset Value (the "NAV") as of the close of business, usually 4:00 p.m., Eastern time, on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies ("closed-end funds") are valued at the last quoted sales price.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, including structured notes, for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees


100 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector, with the exception of the Commodities Fund, which invests primarily in "commodity related" derivative instruments.

E. When a Fund engages in short sales, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A segregated account of cash and/or securities is maintained as collateral for short sales. The Funds are exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Funds must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and record this as an expense.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, credit default, or U.S. Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, credit default,


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 101

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. In accordance with a Revenue Ruling issued by the Internal Revenue Service (the "IRS"), the Trust ceased investing in commodity index swaps after September 30, 2006. Domestic equity index swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a domestic equity index swap agreement or termination of the agreement are recognized as realized gains or losses.

I. The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by the Fund are amortized over the expected life of the agreement. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

J. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses.

K. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

L. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

M. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

N. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases


102 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

There are several risks associated with the use of structured notes. Structured securities are leveraged, providing an exposure to the underlying benchmark of three times the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor," receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, structured notes, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets. Effective May 1, 2006, Rydex Investments has contractually agreed to waive its 0.75%


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 103

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--------------------------------------------------------------------------------

management fee to the extent necessary to limit the ordinary operating expenses of the Commodities Fund (but excluding interest expenses, brokerage commissions, and extraordinary expenses) to not more than 1.20%, 1.95%, and 1.20% per annum of the average monthly net assets of the A-Class, C-Class, and H-Class of the Fund, respectively (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2007.

Rydex Investments provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds.

Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Certain officers and trustees of the Trust are also officers of the Rydex Investments.

Rydex Investments engages external service providers to perform other necessary services to the Trust, such as accounting and auditing related services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

During the year ended March 31, 2007, the Distributor retained sales charges of $876,484 relating to sales of A-Class shares of the Trust.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, will result in reclassifications. This includes reclasses due to net operating losses, non-deductible expenses, differences in the treatment of certain investments, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.


104 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Any taxable gain remaining at fiscal year end is distributed in the following year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2007, the following Funds offset net realized capital gains with capital losses from previous years:

FUND                                                                     AMOUNT
--------------------------------------------------------------------------------
Banking Fund                                                      $      29,333
Basic Materials Fund                                                  1,398,444
Biotechnology Fund                                                   10,118,829
Consumer Products Fund                                                2,359,116
Energy Services Fund                                                  7,850,510
Financial Services Fund                                               5,299,758
Health Care Fund                                                      5,199,501
Internet Fund                                                         2,321,568
Leisure Fund                                                          2,868,193
Precious Metals Fund                                                 20,249,930
Retailing Fund                                                        1,283,790
Technology Fund                                                       5,435,117
Telecommunications Fund                                                 977,942
Transportation Fund                                                   2,768,217
Utilities Fund                                                        3,295,470

The tax character of distributions paid during the year ended March 31, 2007, was as follows:

                                                       ORDINARY       LONG-TERM           TOTAL
FUND                                                     INCOME    CAPITAL GAIN   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
Banking Fund                                           $100,001   $          --   $     100,001
Basic Materials Fund                                    324,986              --         324,986
Biotechnology Fund                                           --              --              --
Commodities Fund                                             --              --              --
Consumer Products Fund                                   69,792              --          69,792
Electronics Fund                                             --              --              --
Energy Fund                                                  --       2,506,255       2,506,255
Energy Services Fund                                         --              --              --
Financial Services Fund                                 250,025              --         250,025
Health Care Fund                                             --              --              --
Internet Fund                                                --              --              --
Leisure Fund                                                 --              --              --
Precious Metals Fund                                         --              --              --
Real Estate Fund                                        393,717         267,037         660,754
Retailing Fund                                               --              --              --
Technology Fund                                              --              --              --
Telecommunications Fund                                 149,995              --         149,995
Transportation Fund                                          --              --              --
Utilities Fund                                          800,025              --         800,025


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 105

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

The tax character of distributions paid during the year ended March 31, 2006, was as follows:

                                                       ORDINARY       LONG-TERM           TOTAL
FUND                                                     INCOME    CAPITAL GAIN   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
Banking Fund                                        $   278,421   $          --   $     278,421
Basic Materials Fund                                    239,598              --         239,598
Biotechnology Fund                                           --              --              --
Commodities Fund                                             --              --              --
Consumer Products Fund                                  210,136              --         210,136
Electronics Fund                                             --              --              --
Energy Fund                                           1,439,109       2,832,820       4,271,929
Energy Services Fund                                         --              --              --
Financial Services Fund                                 468,189              --         468,189
Health Care Fund                                             --              --              --
Internet Fund                                                --              --              --
Leisure Fund                                                 --              --              --
Precious Metals Fund                                         --              --              --
Real Estate Fund                                             --         103,404         103,404
Retailing Fund                                               --              --              --
Technology Fund                                         132,662              --         132,662
Telecommunications Fund                                 278,264              --         278,264
Transportation Fund                                          --              --              --
Utilities Fund                                          895,084              --         895,084

The tax character of distributable earnings/(accumulated losses) at March 31, 2007, was as follows:

                                                  UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                                       ORDINARY       LONG-TERM    APPRECIATION/    CAPITAL LOSS
FUND                                                     INCOME    CAPITAL GAIN   (DEPRECIATION)    CARRYFORWARD
-------------------------------------------------------------------------------------------------------------------
Banking Fund                                      $     134,136   $          --   $  (13,065,698)  $ (30,481,239) 1
Basic Materials Fund                                    220,983              --        5,354,840     (13,213,786) 1
Biotechnology Fund                                           --              --          694,920    (150,469,708) 1
Commodities Fund                                             --              --        2,176,507      (6,837,874) 1
Consumer Products Fund                                  484,853              --          179,808      (8,825,006) 1
Electronics Fund                                             --              --      (16,304,810)   (138,719,555) 1
Energy Fund                                              45,313          53,876       29,021,618              --
Energy Services Fund                                         --              --       17,686,746     (30,781,593) 1
Financial Services Fund                                 230,593              --      (19,017,295)    (17,859,752) 1
Health Care Fund                                             --              --      (12,550,202)     (5,716,332) 1
Internet Fund                                                --              --          250,538     (32,780,977) 1
Leisure Fund                                                 --              --         (369,482)    (12,538,537) 1
Precious Metals Fund                                         --              --       56,587,179     (26,880,927) 1
Real Estate Fund                                         62,053              --        5,154,479              --
Retailing Fund                                               --              --      (14,293,117)    (16,761,582) 1
Technology Fund                                              --              --      (33,410,526)    (37,923,650) 1
Telecommunications Fund                                  30,529              --       (6,685,826)    (27,766,629) 1
Transportation Fund                                          --              --       (2,390,418)    (11,696,755) 1
Utilities Fund                                          347,638              --       11,169,827      (4,005,340) 1


106 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

(1)   BANKING FUND: $20,242,791 EXPIRES IN 2009, $7,330,166 EXPIRES IN 2010,
         $2,693,804 EXPIRES IN 2011, AND $214,478 EXPIRES IN 2014

      BASIC MATERIALS FUND: $1,704,093 EXPIRES IN 2009, $1,922,768 EXPIRES IN
         2010, $6,874,246 EXPIRES IN 2011, $2,261,623 EXPIRES IN 2013, AND
         $451,056 EXPIRES IN 2014

      BIOTECHNOLOGY FUND: $55,290,901 EXPIRES IN 2010, $41,827,211 EXPIRES IN
         2011, AND $53,351,596 EXPIRES IN 2013

      COMMODITIES FUND: $294,092 EXPIRES IN 2014 AND $6,543,782 EXPIRES IN 2015

      CONSUMER PRODUCTS FUND: $5,876,064 EXPIRES IN 2009, $1,405,711 EXPIRES IN
         2011, $290,898 EXPIRES IN 2013, AND $1,252,333 EXPIRES IN 2014

      ELECTRONICS FUND: $26,624,901 EXPIRES IN 2009, $71,114,792 EXPIRES IN
         2010, $4,632,927 EXPIRES IN 2011, $21,975,263 EXPIRES IN 2012,
         $6,480,667 EXPIRES IN 2013, $2,395,860 EXPIRES IN 2014, AND $5,495,145
         EXPIRES IN 2015

      ENERGY SERVICES FUND: $9,899,878 EXPIRES IN 2009, $8,605,776 EXPIRES IN
         2010, $1,565,855 EXPIRES IN 2011, $10,710,084 EXPIRES IN 2012

      FINANCIAL SERVICES FUND: $1,062,557 EXPIRES IN 2009 AND $16,797,195
         EXPIRES IN 2010

      HEALTH CARE FUND: $3,516,114 EXPIRES IN 2011 AND $2,200,218 EXPIRES IN
         2013

      INTERNET FUND: $6,743,965 EXPIRES IN 2009, $20,245,609 EXPIRES IN 2010,
         $3,187,374 EXPIRES IN 2011, $201,036 EXPIRES IN 2012, $775,742 EXPIRES
         IN 2013, AND $1,627,251 EXPIRES IN 2014

      LEISURE FUND: $3,668,823 EXPIRES IN 2009, $5,084,685 EXPIRES IN 2010,
         $1,440,998 EXPIRES IN 2011, $76,092 EXPIRES IN 2012, $353,498 EXPIRES
         IN 2013, AND $1,914,441 EXPIRES IN 2014

      PRECIOUS METALS FUND: $7,954,017 EXPIRES IN 2010, $6,125,781 EXPIRES IN
         2011, AND $12,801,129 EXPIRES IN 2013

      RETAILING FUND: $5,807,005 EXPIRES IN 2009, $8,401,610 EXPIRES IN 2010,
         $1,550,748 EXPIRES IN 2011, AND $1,002,219 EXPIRES IN 2013

      TECHNOLOGY FUND: $4,447,403 EXPIRES IN 2010, $24,431,379 EXPIRES IN 2011,
         $5,462,751 EXPIRES IN 2013, AND $3,582,117 EXPIRES IN 2014

      TELECOMMUNICATIONS FUND: $20,519,403 EXPIRES IN 2010, $6,628,688 EXPIRES
         IN 2011, $618,538 EXPIRES IN 2013

      TRANSPORTATION FUND: $5,566,714 EXPIRES IN 2009, $1,468,132 EXPIRES IN
         2010, $2,503,694 EXPIRES IN 2011, $1,263,341 EXPIRES IN 2012, AND
         $894,874 EXPIRES IN 2013

      UTILITIES FUND: $1,178,021 EXPIRES IN 2011 AND $2,827,319 EXPIRES IN 2012

At March 31, 2007, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of market value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over market value, were as follows:

                                                                  TAX             TAX              NET
                                                 TAX       UNREALIZED      UNREALIZED       UNREALIZED
FUND                                            COST             GAIN            LOSS      GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Banking Fund                           $  29,568,567   $           --   $ (13,065,698)   $ (13,065,698)
Basic Materials Fund                     110,698,788        5,543,616        (188,776)       5,354,840
Biotechnology Fund                        92,593,879        2,605,794      (1,910,874)         694,920
Commodities Fund                          44,535,042        2,176,507              --        2,176,507
Consumer Products Fund                    45,254,882          187,752          (7,944)         179,808
Electronics Fund                          40,146,534               --     (16,304,810)     (16,304,810)
Energy Fund                              105,479,206       29,203,212        (181,594)      29,021,618
Energy Services Fund                     157,593,476       17,733,706         (46,960)      17,686,746
Financial Services Fund                   75,324,111               --     (19,017,295)     (19,017,295)
Health Care Fund                          86,053,805               --     (12,550,202)     (12,550,202)
Internet Fund                             10,775,935          274,230         (23,692)         250,538
Leisure Fund                              25,050,594               --        (369,482)        (369,482)
Precious Metals Fund                     187,071,070       56,930,912        (343,733)      56,587,179
Real Estate Fund                          47,227,739        5,184,573         (30,094)       5,154,479
Retailing Fund                            26,491,957               --     (14,293,117)     (14,293,117)
Technology Fund                           58,871,232               --     (33,410,526)     (33,410,526)
Telecommunications Fund                   45,720,585               --      (6,685,826)      (6,685,826)
Transportation Fund                       21,595,779               --      (2,390,418)      (2,390,418)
Utilities Fund                           127,502,707       11,170,264            (437)      11,169,827

POST-OCTOBER LOSSES DEFERRED

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2007, $1,347, $4,058,922, $48,086, $195,833,
$369,917, $91,443, $51,720, $151,122, and $18,257 of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until 2008 for Banking Fund, Commodities Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Internet Fund, Leisure Fund, Retailing Fund, and Telecommunications Fund, respectively.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 107

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

5. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreements at maturity. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

The repurchase agreements executed by the joint account of the Trust and outstanding as of March 31, 2007, were as follows:

COUNTERPARTY      TERMS OF AGREEMENT     FACE VALUE   MARKET VALUE   REPURCHASE PRICE
-------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.    5.06% due 04/02/07   $ 30,261,546   $ 30,261,546   $     30,274,306
-------------------------------------------------------------------------------------
                                                      $ 30,261,546   $     30,274,306
-------------------------------------------------------------------------------------

As of March 31, 2007, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE         MATURITY DATE     RATE      PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------
U.S. Treasury Bonds        02/15/19    8.875%  $ 22,380,000   $ 30,864,977
--------------------------------------------------------------------------
                                                              $ 30,864,977
--------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the year ended March 31, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                  BASIC        BIOTECH-                      CONSUMER                                       ENERGY
                 BANKING      MATERIALS          NOLOGY    COMMODITIES       PRODUCTS    ELECTRONICS         ENERGY       SERVICES
                    FUND           FUND            FUND           FUND           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases  $ 140,785,755  $ 240,800,677  $  269,398,096  $  93,178,221  $ 218,031,436  $ 256,923,195  $ 357,454,877  $ 345,426,119
Sales      $ 137,128,668  $ 191,787,324  $  332,546,161  $  67,401,491  $ 207,817,391  $ 286,877,259  $ 385,527,804  $ 423,643,303

               FINANCIAL         HEALTH                                      PRECIOUS           REAL
                SERVICES           CARE        INTERNET        LEISURE         METALS         ESTATE      RETAILING     TECHNOLOGY
                    FUND           FUND            FUND           FUND           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases  $ 275,615,566  $ 383,617,545  $  157,674,544  $ 202,378,816  $ 577,145,292  $ 409,846,186  $ 152,215,108  $ 263,396,356
Sales      $ 259,621,086  $ 396,520,219  $  175,028,445  $ 210,549,476  $ 641,465,605  $ 428,921,695  $ 156,857,925  $ 282,425,876

              TELECOMMU-      TRANSPOR-
               NICATIONS         TATION       UTILITIES
                    FUND           FUND            FUND
-------------------------------------------------------
Purchases  $ 133,637,520  $ 258,040,231  $  384,471,114
Sales      $ 176,385,343  $ 302,890,736  $  304,917,692


108 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of no par value shares. Transactions in shares for the years presented were:

                           SHARES PURCHASED        PURCHASED THROUGH DIVIDEND REINVESTMENT
------------------------------------------------------------------------------------------
                         YEAR ENDED   YEAR ENDED         YEAR ENDED   YEAR ENDED
                          MARCH 31,    MARCH 31,          MARCH 31,    MARCH 31,
                               2007         2006               2007         2006
------------------------------------------------------------------------------------------
BANKING FUND
   Investor Class        13,067,229   19,431,785              3,352       19,824
   Advisor Class          4,279,492    3,931,501              2,142        3,332
   A-Class                  241,253       13,249              1,227           51
   C-Class                1,233,441    1,371,582              2,184          829
BASIC MATERIALS FUND
   Investor Class         7,775,885    9,123,721              4,563        4,850
   Advisor Class          2,382,754    2,567,153              1,570        1,153
   A-Class                  229,310       20,008                447           80
   C-Class                  496,486    1,638,567              1,234          921
BIOTECHNOLOGY FUND
   Investor Class        13,870,842   26,699,177                 --           --
   Advisor Class          2,758,621    6,328,000                 --           --
   A-Class                   64,499      294,689                 --           --
   C-Class                2,079,492    1,319,832                 --           --
COMMODITIES FUND
   A-Class                1,038,828      380,638*                --           --
   C-Class                  257,580      387,087*                --           --
   H-Class                6,197,206    5,477,788*                --           --
CONSUMER PRODUCTS FUND
   Investor Class         6,775,542    4,578,991                958        3,050
   Advisor Class          2,222,820    1,436,673                291        1,938
   A-Class                  338,896       50,888                214          566
   C-Class                1,127,781    2,674,258                424          690
ELECTRONICS FUND
   Investor Class        27,492,564   52,323,752                 --           --
   Advisor Class          3,370,529    8,421,283                 --           --
   A-Class                  230,127      157,542                 --           --
   C-Class                1,432,565    1,114,986                 --           --
ENERGY FUND
   Investor Class        25,515,728   43,314,450             66,835      145,031
   Advisor Class          3,589,380    4,842,701             11,438       21,210
   A-Class                  298,376    1,018,596              2,501        6,392
   C-Class                1,998,850    4,544,320             16,314       28,450

                              SHARES REDEEMED        NET SHARES PURCHASED (REDEEMED)
------------------------------------------------------------------------------------
                          YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED
                           MARCH 31,     MARCH 31,       MARCH 31,      MARCH 31,
                                2007          2006            2007           2006
------------------------------------------------------------------------------------
BANKING FUND
   Investor Class        (13,036,401)  (19,131,035)          34,180       320,574
   Advisor Class          (4,254,126)   (4,089,712)          27,508      (154,879)
   A-Class                  (233,964)       (5,479)           8,516         7,821
   C-Class                  (991,968)   (1,396,202)         243,657       (23,791)
BASIC MATERIALS FUND
   Investor Class         (6,821,454)   (9,567,902)         958,994      (439,331)
   Advisor Class          (2,214,828)   (2,780,462)         169,496      (212,156)
   A-Class                  (198,305)       (7,851)          31,452        12,237
   C-Class                  (501,647)   (1,711,115)         (3,927)       (71,627)
BIOTECHNOLOGY FUND
   Investor Class        (15,419,421)  (26,516,133)      (1,548,579)      183,044
   Advisor Class          (3,666,079)   (5,763,395)        (907,458)      564,605
   A-Class                  (248,686)      (73,060)        (184,187)      221,629
   C-Class                (2,294,754)   (1,125,877)        (215,262)      193,955
COMMODITIES FUND
   A-Class                  (951,294)      (59,996)*         87,534       320,642*
   C-Class                  (232,273)     (234,798)*         25,307       152,289*
   H-Class                (5,788,416)   (4,413,953)*        408,790     1,063,835*
CONSUMER PRODUCTS FUND
   Investor Class         (6,553,085)   (4,708,564)         223,415      (126,523)
   Advisor Class          (2,273,734)   (2,127,405)         (50,623)     (688,794)
   A-Class                  (275,390)      (18,005)          63,720        33,449
   C-Class                (1,012,785)   (2,902,147)         115,420      (227,199)
ELECTRONICS FUND
   Investor Class        (28,787,246)  (52,427,967)      (1,294,682)     (104,215)
   Advisor Class          (4,329,142)   (8,602,919)        (958,613)     (181,636)
   A-Class                  (315,413)      (61,488)         (85,286)       96,054
   C-Class                (1,577,384)     (939,019)        (144,819)      175,967
ENERGY FUND
   Investor Class        (26,505,709)  (45,820,840)        (923,146)   (2,361,359)
   Advisor Class          (3,811,861)   (5,498,339)        (211,043)     (634,428)
   A-Class                  (306,064)     (916,995)          (5,187)      107,993
   C-Class                (2,312,312)   (4,514,179)        (297,148)       58,591

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 109

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                              SHARES PURCHASED        PURCHASED THROUGH DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------
                          YEAR ENDED    YEAR ENDED           YEAR ENDED     YEAR ENDED
                           MARCH 31,     MARCH 31,            MARCH 31,      MARCH 31,
                               2007           2006                 2007           2006
---------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
   Investor Class         13,085,658    19,648,682                   --             --
   Advisor Class           1,975,850     3,980,155                   --             --
   A-Class                   330,826       400,630                   --             --
   C-Class                 1,100,752     1,348,672                   --             --
FINANCIAL SERVICES FUND
   Investor Class         14,614,020    16,999,280                8,855         17,330
   Advisor Class           4,537,635     6,288,138                5,950         13,951
   A-Class                   187,546       355,869                  522            524
   C-Class                 1,079,733     1,901,071                1,532          2,593
HEALTH CARE FUND
   Investor Class         23,189,843    35,375,281                   --             --
   Advisor Class           6,222,030     6,941,714                   --             --
   A-Class                   285,028       214,718                   --             --
   C-Class                 1,660,348     2,565,687                   --             --
INTERNET FUND
   Investor Class          4,778,281     7,213,052                   --             --
   Advisor Class           1,108,128     1,707,673                   --             --
   A-Class                     9,522        20,017                   --             --
   C-Class                   184,346       258,023                   --             --
LEISURE FUND
   Investor Class          6,125,980     4,268,066                   --             --
   Advisor Class           2,614,338     1,514,408                   --             --
   A-Class                    67,619         2,800                   --             --
   C-Class                   262,991       609,829                   --             --
PRECIOUS METALS FUND
   Investor Class         24,146,645    32,009,774                   --             --
   Advisor Class           1,526,274     1,507,393                   --             --
   A-Class                   220,918       182,647                   --             --
   C-Class                 1,531,059     1,029,486                   --             --

                               SHARES REDEEMED        NET SHARES PURCHASED (REDEEMED)
--------------------------------------------------------------------------------------
                           YEAR ENDED    YEAR ENDED           YEAR ENDED    YEAR ENDED
                            MARCH 31,     MARCH 31,            MARCH 31,     MARCH 31,
                                 2007          2006                 2007          2006
--------------------------------------------------------------------------------------
ENERGY SERVICES FUND
   Investor Class         (14,439,520)  (19,682,786)          (1,353,862)      (34,104)
   Advisor Class           (2,588,904)   (3,810,903)            (613,054)      169,252
   A-Class                   (347,240)     (260,922)             (16,414)      139,708
   C-Class                 (1,195,397)   (1,104,795)             (94,645)      243,877
FINANCIAL SERVICES FUND
   Investor Class         (13,954,971)  (16,774,042)             667,904       242,568
   Advisor Class           (3,851,859)   (8,217,061)             691,726    (1,914,972)
   A-Class                   (440,755)      (24,086)            (252,687)      332,307
   C-Class                   (845,818)   (1,892,843)             235,447        10,821
HEALTH CARE FUND
   Investor Class         (24,167,400)  (34,974,857)            (977,557)      400,424
   Advisor Class           (6,079,644)   (7,244,262)             142,386      (302,548)
   A-Class                   (389,375)      (54,676)            (104,347)      160,042
   C-Class                 (1,568,538)   (2,379,566)              91,810       186,121
INTERNET FUND
   Investor Class          (5,049,597)   (6,969,421)            (271,316)      243,631
   Advisor Class           (1,181,254)   (1,639,167)             (73,126)       68,506
   A-Class                    (18,064)       (8,110)              (8,542)       11,907
   C-Class                   (217,483)     (250,044)             (33,137)        7,979
LEISURE FUND
   Investor Class          (6,375,693)   (4,258,235)            (249,713)        9,831
   Advisor Class           (2,643,145)   (2,287,763)             (28,807)     (773,355)
   A-Class                     (5,752)       (1,039)              61,867         1,761
   C-Class                   (203,812)     (662,871)              59,179       (53,042)
PRECIOUS METALS FUND
   Investor Class         (25,389,134)  (31,768,397)          (1,242,489)      241,377
   Advisor Class           (1,636,135)   (1,488,721)            (109,861)       18,672
   A-Class                   (240,499)      (83,266)             (19,581)       99,381
   C-Class                 (1,555,378)   (1,157,357)             (24,319)     (127,871)


110 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                             SHARES PURCHASED        PURCHASED THROUGH DIVIDEND REINVESTMENT
--------------------------------------------------------------------------------------------
                          YEAR ENDED   YEAR ENDED           YEAR ENDED   YEAR ENDED
                           MARCH 31,    MARCH 31,            MARCH 31,    MARCH 31,
                                2007         2006                 2007         2006
--------------------------------------------------------------------------------------------
REAL ESTATE FUND
   A-Class                   564,891       47,503                1,050           19
   C-Class                   515,598      665,531                1,190          355
   H-Class                16,747,783   20,581,009               13,156        2,795
RETAILING FUND
   Investor Class         13,464,334   19,589,679                   --           --
   Advisor Class           3,168,275    3,652,665                   --           --
   A-Class                    30,721       20,951                   --           --
   C-Class                   514,403      593,142                   --           --
TECHNOLOGY FUND
   Investor Class         17,510,328   18,146,078                   --        6,582
   Advisor Class           5,359,800    7,163,169                   --        3,192
   A-Class                   225,540      216,530                   --          162
   C-Class                   858,394    2,843,053                   --          839
TELECOMMUNICATIONS FUND
   Investor Class          9,062,999   13,459,148                6,065       10,130
   Advisor Class           2,258,488    3,069,757                1,064        4,894
   A-Class                   135,043      253,560                   62            5
   C-Class                   603,253      999,170                  928        2,514
TRANSPORTATION FUND
   Investor Class         11,483,581   12,609,504                   --           --
   Advisor Class           2,016,883    3,860,047                   --           --
   A-Class                   101,960      128,554                   --           --
   C-Class                   796,897      382,848                   --           --
UTILITIES FUND
   Investor Class         17,336,125   21,477,912               15,755       21,860
   Advisor Class           3,632,752    3,553,134                3,877        4,148
   A-Class                   452,318      113,218                2,150          795
   C-Class                 1,000,197    1,080,678                3,617        4,821

                               SHARES REDEEMED         NET SHARES PURCHASED (REDEEMED)
--------------------------------------------------------------------------------------
                           YEAR ENDED    YEAR ENDED       YEAR ENDED    YEAR ENDED
                            MARCH 31,     MARCH 31,        MARCH 31,     MARCH 31,
                                 2007          2006             2007          2006
--------------------------------------------------------------------------------------
REAL ESTATE FUND
   A-Class                   (361,294)      (39,791)          204,647        7,731
   C-Class                   (482,847)     (613,928)           33,941       51,958
   H-Class                (17,508,928)  (19,517,895)         (747,989)   1,065,909
RETAILING FUND
   Investor Class         (13,749,986)  (19,637,584)         (285,652)     (47,905)
   Advisor Class           (3,227,517)   (3,930,966)          (59,242)    (278,301)
   A-Class                     (6,855)      (17,505)           23,866        3,446
   C-Class                   (443,684)     (619,548)           70,719      (26,406)
TECHNOLOGY FUND
   Investor Class         (18,085,957)  (17,726,933)         (575,629)     425,727
   Advisor Class           (6,027,744)   (7,162,497)         (667,944)       3,864
   A-Class                   (255,522)     (164,343)          (29,982)      52,349
   C-Class                   (965,780)   (2,735,137)         (107,386)     108,755
TELECOMMUNICATIONS FUND
   Investor Class         (11,386,876)  (10,692,365)       (2,317,812)   2,776,913
   Advisor Class           (2,394,898)   (2,716,747)         (135,346)     357,904
   A-Class                   (263,387)       (9,199)         (128,282)     244,366
   C-Class                   (505,830)     (963,686)           98,351       37,998
TRANSPORTATION FUND
   Investor Class         (12,972,788)  (11,244,555)       (1,489,207)   1,364,949
   Advisor Class           (2,204,069)   (3,812,896)         (187,186)      47,151
   A-Class                   (197,768)      (16,303)          (95,808)     112,251
   C-Class                   (818,548)     (267,653)          (21,651)     115,195
UTILITIES FUND
   Investor Class         (15,183,260)  (21,785,329)        2,168,620     (285,557)
   Advisor Class           (3,306,739)   (3,848,404)          329,890     (291,122)
   A-Class                   (326,284)      (93,656)          128,184       20,357
   C-Class                   (860,706)   (1,071,267)          143,108       14,232


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 111

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust may lend its securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2007, the pooled cash collateral investments consisted of mutual funds (92.21%) and repurchase agreements (7.79%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

                                                        SHARES        MARKET VALUE          MATURITY
----------------------------------------------------------------------------------------------------
MUTUAL FUND                                                                  92.21%
----------------------------------------------------------------------------------------------------
         Mount Vernon Securities Lending Trust   1,199,446,730   $   1,199,446,730               N/A
                                                                 -----------------
         TOTAL                                                   $   1,199,446,730
                                                                 =================

                                                          COST        MARKET VALUE   REPURCHASE DATE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT                                                          7.79%
----------------------------------------------------------------------------------------------------
Rate
5.300%   Goldman Sachs                           $ 101,375,000   $     101,375,000          04/02/07
                                                                 -----------------
         TOTAL                                                   $     101,375,000
                                                                 =================
                                                                            100.00%
                                                                 =================
GRAND TOTAL                                                      $   1,300,821,730
====================================================================================================

As of March 31, 2007, the collateral for the repurchase agreements in the joint account was as follows:

RANGE OF RATES       SECURITY TYPE           PAR VALUE         MARKET VALUE            MATURITY
----------------------------------------------------------------------------------------------------
4.500% - 9.000%        Ginnie Maes       $ 101,375,000        $ 102,950,786      03/17/08 - 11/01/35
                                                              -------------
                                                              $ 102,950,786
                                                              =============

At March 31, 2007, the following Funds participated in securities lending and received cash collateral:

FUND                                CASH COLLATERAL   VALUE OF SECURITIES LOANED
--------------------------------------------------------------------------------
Banking Fund                        $     2,091,840              $     2,009,418
Basic Materials Fund                     21,660,546                   20,950,188
Biotechnology Fund                       23,166,719                   22,531,730
Consumer Products Fund                    8,342,376                    8,087,477
Electronics Fund                          4,084,686                    3,927,541
Energy Fund                              22,279,067                   21,377,893
Energy Services Fund                     34,903,171                   33,302,850
Financial Services Fund                  10,365,626                   10,051,240
Health Care Fund                         12,639,648                   12,316,919
Internet Fund                             3,431,982                    3,269,451
Leisure Fund                              5,185,786                    4,988,885
Precious Metals Fund                     56,267,628                   53,294,055
Real Estate Fund                         12,116,704                   11,884,132
Retailing Fund                            2,323,553                    2,252,768


112 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

FUND                                CASH COLLATERAL   VALUE OF SECURITIES LOANED
--------------------------------------------------------------------------------
Technology Fund                     $     4,443,218               $    4,247,135
Telecommunications Fund                   8,990,818                    8,502,417
Transportation Fund                       3,614,911                    3,505,426
Utilities Fund                           26,664,793                   25,667,830

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm for the fiscal year ended March 31, 2007. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on September 25, 2006. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, none of the Funds, their portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP (PwC). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended March 31, 2006 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended March 31, 2006 and 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.

10. COMMODITIES FUND SUPPLEMENTAL INFORMATION

The IRS issued a Revenue Ruling (the "Ruling") on December 16, 2005 that may cause certain income from commodity-linked swap agreements in which the Commodities Fund currently invests to not be considered qualifying income after June 30, 2006. The Ruling would limit the extent to which the Commodities Fund may invest in such instruments and certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income. On June 2, 2006, the IRS issued another Revenue Ruling which clarified certain aspects of its prior ruling and extended the effective date of the original ruling to September 30, 2006. In accordance, the Trust ceased investing in commodity index swaps after September 30, 2006.

On April 10, 2006, the IRS issued a private letter ruling enabling the Commodities Fund to use commodity-linked structured notes to gain exposure to the commodities market and continue to offer access to the commodities sector. Due to the change in investment vehicle, Rydex Investments has limited shareholder trading since September 30, 2006 when the Ruling became effective.

11. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as a fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semiannual report on September 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 113

                                [GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.


114 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

We have audited the accompanying statements of assets and liabilities of the Banking Fund, Basic Materials Fund, Biotechnology Fund, Commodities Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund (19 of the series constituting the Rydex Series Funds) (the "Funds"), including the schedules of investments, as of March 31, 2007, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended March 31, 2006 and the financial highlights for each of the periods presented through March 31, 2006 were audited by other auditors, whose reports dated May 18, 2006 and May 16, 2003 expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at March 31, 2007, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                               /s/ Ernst & Young LLP

Philadelphia, Pennsylvania

May 23, 2007


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 115

                                [GRAPHIC OMITTED]

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided to meet certain Internal Revenue Service requirements. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

Of the ordinary income distributions paid during the year for Banking Fund, Basic Materials Fund, Consumer Products Fund, Financial Services Fund, Telecommunications Fund, and Utilities Fund, 100%, 100%, 100%, 100%, 100%, and 100%, respectively, qualifies for the dividends received deduction for corporations.

Additionally, 79.22%, 92.56%, 100%, 100%, 77.10%, and 73.41% of the ordinary income dividends paid during the same period by the Banking Fund, Basic Materials Fund, Consumer Products Fund, Financial Services Fund, Telecommunications Fund, and Utilities Fund, respectively, qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

This information was included in Form 1099-DIV sent to shareholders for the calendar year ended on December 31, 2006. Information for 2007 will be sent to shareholders in January of 2008.

The Funds' distributions to shareholders included:

                                                         ENERGY   REAL ESTATE
                                                           FUND          FUND
                                                    -------------------------
From short-term capital gains:                      $        --   $        --
From long-term capital gains,
   subject to the 15% rate gains category:          $ 2,506,255   $   267,037
From long-term capital gains,
   using proceeds from shareholder redemptions:     $ 7,884,650   $   930,293

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.


116 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                  LENGTH OF SERVICE
   NAME, POSITION AND                AS TRUSTEE                  NUMBER OF
      YEAR OF BIRTH                 (YEAR BEGAN)              FUNDS OVERSEEN
-------------------------    ---------------------------    ------------------
CARL G. VERBONCOEUR*          Rydex Series Funds - 2004            149
Trustee, President (1952)    Rydex Variable Trust - 2004
                              Rydex Dynamic Funds - 2004
                               Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)
                            ----------------------------

MICHAEL P. BYRUM*             Rydex Series Funds - 2005            149
Trustee, Vice President      Rydex Variable Trust - 2005
(1970)                        Rydex Dynamic Funds - 2005
                               Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                 LENGTH OF SERVICE
   NAME, POSITION AND                AS TRUSTEE                  NUMBER OF
      YEAR OF BIRTH                 (YEAR BEGAN)              FUNDS OVERSEEN
------------------------    ---------------------------     ------------------
JOHN O. DEMARET              Rydex Series Funds - 1997             142
Trustee, Chairman of the    Rydex Variable Trust - 1998
Board (1940)                 Rydex Dynamic Funds - 1999
                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                            ----------------------------

COREY A. COLEHOUR             Rydex Series Funds - 1993            142
Trustee (1945)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)
                            ----------------------------

J. KENNETH DALTON             Rydex Series Funds - 1995            142
Trustee (1941)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group
                            ----------------------------


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 117

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                  LENGTH OF SERVICE
  NAME, POSITION AND                  AS TRUSTEE                 NUMBER OF
    YEAR OF BIRTH                    (YEAR BEGAN)             FUNDS OVERSEEN
-----------------------      ---------------------------    ------------------
WERNER E. KELLER              Rydex Series Funds - 2005            142
Trustee (1940)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                               Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)
                            ----------------------------

THOMAS F. LYDON, JR.          Rydex Series Funds - 2005            142
Trustee (1960)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                               Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                            ----------------------------

PATRICK T. MCCARVILLE         Rydex Series Funds - 1997            142
Trustee (1942)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
                            ----------------------------

ROGER SOMERS                   Rydex Series Funds - 1993           142
Trustee (1944)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------


118 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

   NAME, POSITION AND                       PRINCIPAL OCCUPATIONS
     YEAR OF BIRTH                          DURING PAST FIVE YEARS
------------------------                    ----------------------

NICK BONOS*                     Chief Financial Officer of Rydex Specialized
Vice President and Treasurer    Products, LLC (2005 to present); Vice President
(1963)                          and Treasurer of Rydex Series Funds, Rydex
                                Variable Trust, Rydex Dynamic Funds, and Rydex
                                ETF Trust (2003 to present); Senior Vice
                                President of Rydex Investments (2003 to
                                present); Vice President and Treasurer of Rydex
                                Capital Partners SPhinX Fund (2003 to 2006);
                                Vice President of Accounting of Rydex
                                Investments (2000 to 2003)

JOANNA M. HAIGNEY*              Chief Compliance Officer of Rydex Series Funds,
Chief Compliance Officer and    Rydex Variable Trust, and Rydex Dynamic Funds
Secretary (1966)                (2004 to present); Secretary of Rydex Series
                                Funds, Rydex Variable Trust, and Rydex Dynamic
                                Funds (2000 to present); Secretary of Rydex ETF
                                Trust (2002 to present); Vice President of
                                Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners
                                SPhinX Fund (2003 to 2006)

JOSEPH ARRUDA*                  Assistant Treasurer of Rydex Series Funds, Rydex
Assistant Treasurer (1966)      Variable Trust, Rydex Dynamic Funds, Rydex ETF
                                Trust (2006 to present); Vice President of Rydex
                                Investments (2004 to present); Director of Accounting of Rydex Investments (2003 to 2004);
                                Vice President of Mutual Funds, State Street
                                Bank & Trust (2000 to 2003)

PAULA BILLOS*                   Controller of Rydex Series Funds, Rydex Variable
Controller (1974)               Trust, Rydex Dynamic Funds, Rydex ETF Trust
                                (2006 to present); Director of Fund
                                Administration of Rydex Investments (2001 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH RYDEX INVESTMENTS.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 119

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[LOGO] RYDEXINVESTMENTS
           ESSENTIAL FOR MODERN MARKETS(R)

           9601 Blackwell Road, Suite 500
           Rockville, MD 20850
           www.rydexinvestments.com
           800-820-0888
           RSECF-ANN-2-0307 X0308

                                [GRAPHIC OMITTED]

                                                                  MARCH 31, 2007

                                                RYDEX SERIES FUNDS ANNUAL REPORT

                                                      ALTERNATIVE STRATEGY FUNDS
                                                 ABSOLUTE RETURN STRATEGIES FUND
                                                              HEDGED EQUITY FUND
                                                      MULTI-CAP CORE EQUITY FUND
                                                            SECTOR ROTATION FUND
                                                            MANAGED FUTURES FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                  ESSENTIAL FOR MODERN MARKET(R)

                                [GRAPHIC OMITTED]

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    3

PERFORMANCE REPORTS AND FUND PROFILES .....................................    6

SCHEDULES OF INVESTMENTS ..................................................   16

STATEMENTS OF ASSETS AND LIABILITIES ......................................   46

STATEMENTS OF OPERATIONS ..................................................   48

STATEMENTS OF CHANGES IN NET ASSETS .......................................   50

FINANCIAL HIGHLIGHTS ......................................................   52

NOTES TO FINANCIAL STATEMENTS .............................................   54

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   64

OTHER INFORMATION .........................................................   65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   66


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

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LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The year ended March 31, 2007 was a positive environment for investors in nearly all asset classes. Although economic growth in the U.S. showed unmistakable signs of slowing, that was a positive development for both equity and fixed-income investors as it mitigated inflationary pressures, allowing interest rates to fall and taking pressure off the Federal Reserve Bank. The global economy, on the other hand, raced ahead as the rapidly growing economies of Brazil, Russia, India and China continued their breakneck economic expansions. International equity markets surged higher and were, once again, one of the most profitable areas for investors over the past year.

Despite the fact that U.S. equity markets continued to be buffeted by crosscurrents over high and volatile energy prices, and uncertainty about the future course of monetary policy, equity prices rose strongly during this period. The bellwether S&P 500(R) Index rose nearly 12% on a total return basis, with the Dow Jones Industrial Average(SM) up an even more robust 13.83%.

If there was an overriding theme to domestic equity markets during this period, it was the ongoing debate over the future direction of interest rates. It is frequently said that markets climb a wall of worry, and examination of return patterns for the year ended March 31, 2007 bears this out. Investors sought exposure to stocks, but they wanted to play it safe at the same time. The perceived liquidity advantages of big stocks made the period a decidedly large-cap market. The Russell Top 50 Index, an index of the 50 largest companies in the U.S., rose 13.03% compared to a return of 5.97% for the small-cap Russell 2000(R) Index. Investors tended to shy away from more speculative exposures as evidenced by the relative underperformance of the technology-dominated Nasdaq 100 Index(R), which only recorded a 4.54% gain. A look at returns at the sector level bears this out as well. The S&P 500 Information Technology Index managed to generate only a 3.10% gain, the lowest of the 10 S&P 500(R) sectors. The defensive mindset also favored value stocks. With the possibility of a damaging market reversal present in investors' minds, inexpensive stocks seemed to be the safer play. The S&P/Citigroup 500 Pure Value Index, which combines the attributes of both size and low valuations, rose 19.01% compared to a gain of 2.84% for the S&P/Citigroup 600 SmallCap Pure Growth Index. The nearly 33.77% gain for the S&P 500 Utilities Index--the strongest of all 10 of the sector indices--reinforced the defensive orientation on the part of many investors during the period.

In this environment, one might not expect international stocks, particularly emerging market stocks, to do well, but they did just that. The MSCI EAFE Index rose 20.81% and its emerging market counterpart, the MSCI EM Index, was right behind with a 20.53% gain. This gain was in spite of the fact that global stock markets experienced a major pullback in late February that hit emerging markets particularly hard. The theme here is one that has been present for some time--rapid global growth.

After initially rising, interest rates fell over the past 12 months, leaving the short end of the yield curve lower. As interest rates rose early in the year, the yield curve inverted (short-term rates higher than long-term rates), indicating expectations of slower economic growth or even recession. As interest rates drifted down, however, the yield curve resumed its positive slope.

Commodity prices, particularly oil, rose strongly through mid-summer and then receded. The price of a barrel of oil started the period at $61.92, rose to $77.03 by July 14, and settled back down to $58.26 by the end of March.

With the pullback in stock prices in late February and early March, equities are more attractively valued now and have some room to rally going forward. That said, we think the preference for defense at home and exposure to the rapidly growing global economy is here for some time to come. Our outlook for stock prices is further enhanced if the Fed begins to cut interest rates, something we anticipate, but not until later this year.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/s/ David Reilly

David Reilly, CFA
Director of Portfolio Strategies


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2006 and ending March 31, 2007.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

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ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  BEGINNING           ENDING      EXPENSES
                                               EXPENSE        ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                                RATIO+   SEPTEMBER 30, 2006   MARCH 31, 2007       PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

ABSOLUTE RETURN STRATEGIES FUND
   A-Class                                        1.98%           $1,000.00        $1,046.18        $10.10
   C-Class                                        2.73%            1,000.00         1,042.59         13.90
   H-Class                                        1.98%            1,000.00         1,046.56         10.10
HEDGED EQUITY FUND
   A-Class                                        2.23%            1,000.00         1,057.38         11.44
   C-Class                                        3.01%            1,000.00         1,053.82         15.41
   H-Class                                        2.26%            1,000.00         1,057.77         11.59
MULTI-CAP CORE EQUITY FUND
   A-Class                                        1.24%            1,000.00         1,100.11          6.49
   C-Class                                        1.99%            1,000.00         1,095.81         10.40
   H-Class                                        1.23%            1,000.00         1,099.47          6.44
SECTOR ROTATION FUND
   A-Class                                        1.63%            1,000.00         1,134.95          8.68
   C-Class                                        2.38%            1,000.00         1,130.24         12.64
   H-Class                                        1.63%            1,000.00         1,135.40          8.68
MANAGED FUTURES FUND**
   A-Class                                        1.89%            1,000.00         1,001.20          1.40
   C-Class                                        2.75%            1,000.00         1,000.80          2.04
   H-Class                                        1.84%            1,000.00         1,001.20          1.36
----------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

ABSOLUTE RETURN STRATEGIES FUND
   A-Class                                        1.98%            1,000.00         1,014.94         10.00
   C-Class                                        2.73%            1,000.00         1,011.15         13.78
   H-Class                                        1.98%            1,000.00         1,014.94         10.00
HEDGED EQUITY FUND
   A-Class                                        2.23%            1,000.00         1,013.67         11.26
   C-Class                                        3.01%            1,000.00         1,009.74         15.20
   H-Class                                        2.26%            1,000.00         1,013.52         11.41
MULTI-CAP CORE EQUITY FUND
   A-Class                                        1.24%            1,000.00         1,018.67          6.26
   C-Class                                        1.99%            1,000.00         1,014.89         10.05
   H-Class                                        1.23%            1,000.00         1,018.72          6.21
SECTOR ROTATION FUND
   A-Class                                        1.63%            1,000.00         1,016.70          8.23
   C-Class                                        2.38%            1,000.00         1,012.92         12.02
   H-Class                                        1.63%            1,000.00         1,016.70          8.23
MANAGED FUTURES FUND**
   A-Class                                        1.89%            1,000.00         1,015.39          9.54
   C-Class                                        2.75%            1,000.00         1,011.05         13.88
   H-Class                                        1.84%            1,000.00         1,015.64          9.29

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 2, 2007. DUE TO THE LIMITED LENGTH OF FUND OPERATIONS, CURRENT EXPENSE RATIOS MAY NOT BE INDICATIVE OF FUTURE EXPENSE RATIOS.

+ THIS RATIO REPRESENTS ANNUALIZED GROSS EXPENSES, WHICH INCLUDE DIVIDEND EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT DIVIDENDS EXPENSE, THE OPERATING EXPENSE RATIO WOULD BE 0.50% AND 0.72% LOWER IN EACH CLASS OF THE ABSOLUTE RETURN STRATEGIES FUND AND THE HEDGED EQUITY FUND.


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

INCEPTION: September 19, 2005

Hedge funds performed well during the last 12 months, driven mainly by specialized funds that invest in distressed securities, event driven and convertible arbitrage strategies. Despite a short pullback in the middle of the year, the Dow Jones Hedge Fund Balanced Portfolio Index gained 9.83% during the twelve months ended March 31, 2007. While not a benchmark for the Fund, the Dow Jones Hedge Fund Balanced Portfolio Index is a proxy for the universe of absolute return hedge funds.

Rydex Absolute Return Strategies Fund H-Class was up 6.09% during this period. The Fund benefited from exposure to merger arbitrage, market neutral value and domestic equities. Commodities detracted from performance. Relative to equities, the Fund had a monthly correlation of 44% versus the S&P 500 Index with less than half the standard deviation (risk) of that index. Adding funds or assets with lower correlation to the general market is linked to assisting with improved diversification in an overall portfolio.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                    ABSOLUTE RETURN            ABSOLUTE RETURN
                                       STRATEGIES              STRATEGIES FUND
                                   FUND LONG HOLDINGS           SHORT HOLDINGS

Consumer Discretionary                   8.0%                       -2.9%
Health Care                              6.6%                       -2.4%
Financials                              10.5%                       -6.3%
Industrials                              6.8%                       -3.3%
Telecommunication Services               2.8%
Information Technology                   7.6%                       -4.9%
Exchange Traded Funds                    2.5%
Consumer Staples                         4.0%                       -2.1%
Utilities                                2.7%                       -0.9%
Energy                                   4.9%                       -3.6%
Materials                               2.27%                       -1.1%
Futures Contracts                       36.9%                       -7.9%
CDXI Swap Agreements                    39.5%                        0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                       September 19, 2005
C-Class                                                       September 19, 2005
H-Class                                                       September 19, 2005

TEN LARGEST LONG HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
iShares GSCI Commodity Indexed Trust                                      2.5%
Verizon Communications, Inc.                                              0.8%
ConocoPhillips                                                            0.6%
Cisco Systems, Inc.                                                       0.6%
Kroger Co.                                                                0.6%
Tyco International Ltd.                                                   0.6%
WellPoint, Inc.                                                           0.5%
Exxon Mobil Corp.                                                         0.5%
MetLife, Inc.                                                             0.5%
Arris Group, Inc.                                                         0.5%
--------------------------------------------------------------------------------
Top Ten Total                                                             7.7%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative investments.


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             ABSOLUTE RETURN                  DOW JONES
                             STRATEGIES FUND                 HEDGE FUND
  DATE                          C-CLASS               BALANCED PORTFOLIO INDEX

 9/19/2005                      $ 10,000                      $ 10,000
 9/20/2005                      $  9,960                      $  9,980
 9/21/2005                      $  9,960                      $  9,968
 9/22/2005                      $  9,952                      $  9,964
 9/23/2005                      $  9,936                      $  9,971
 9/24/2005                      $  9,936                      $  9,971
 9/25/2005                      $  9,936                      $  9,971
 9/26/2005                      $  9,956                      $  9,988
 9/27/2005                      $  9,940                      $  9,989
 9/28/2005                      $  9,944                      $  9,997
 9/29/2005                      $  9,972                      $ 10,004
 9/30/2005                      $  9,972                      $ 10,017
 10/1/2005                      $  9,972                      $ 10,017
 10/2/2005                      $  9,972                      $ 10,017
 10/3/2005                      $  9,968                      $ 10,026
 10/4/2005                      $  9,944                      $ 10,016
 10/5/2005                      $  9,896                      $  9,972
 10/6/2005                      $  9,900                      $  9,954
 10/7/2005                      $  9,900                      $  9,973
 10/8/2005                      $  9,900                      $  9,973
 10/9/2005                      $  9,900                      $  9,973
10/10/2005                      $  9,884                      $  9,956
10/11/2005                      $  9,864                      $  9,945
10/12/2005                      $  9,844                      $  9,912
10/13/2005                      $  9,828                      $  9,895
10/14/2005                      $  9,860                      $  9,915
10/15/2005                      $  9,860                      $  9,915
10/16/2005                      $  9,860                      $  9,915
10/17/2005                      $  9,864                      $  9,931
10/18/2005                      $  9,828                      $  9,901
10/19/2005                      $  9,852                      $  9,902
10/20/2005                      $  9,808                      $  9,865
10/21/2005                      $  9,840                      $  9,877
10/22/2005                      $  9,840                      $  9,877
10/23/2005                      $  9,840                      $  9,877
10/24/2005                      $  9,876                      $  9,914
10/25/2005                      $  9,892                      $  9,913
10/26/2005                      $  9,864                      $  9,893
10/27/2005                      $  9,824                      $  9,868
10/28/2005                      $  9,848                      $  9,891
10/29/2005                      $  9,848                      $  9,891
10/30/2005                      $  9,848                      $  9,891
10/31/2005                      $  9,860                      $  9,908
 11/1/2005                      $  9,848                      $  9,916
 11/2/2005                      $  9,888                      $  9,926
 11/3/2005                      $  9,892                      $  9,933
 11/4/2005                      $  9,864                      $  9,921
 11/5/2005                      $  9,864                      $  9,921
 11/6/2005                      $  9,864                      $  9,921
 11/7/2005                      $  9,868                      $  9,927
 11/8/2005                      $  9,856                      $  9,920
 11/9/2005                      $  9,852                      $  9,924
11/10/2005                      $  9,844                      $  9,922
11/11/2005                      $  9,852                      $  9,934
11/12/2005                      $  9,852                      $  9,934
11/13/2005                      $  9,852                      $  9,934
11/14/2005                      $  9,852                      $  9,934
11/15/2005                      $  9,844                      $  9,926
11/16/2005                      $  9,852                      $  9,932
11/17/2005                      $  9,884                      $  9,951
11/18/2005                      $  9,892                      $  9,959
11/19/2005                      $  9,892                      $  9,959
11/20/2005                      $  9,892                      $  9,959
11/21/2005                      $  9,900                      $  9,970
11/22/2005                      $  9,928                      $  9,984
11/23/2005                      $  9,924                      $  9,988
11/24/2005                      $  9,924                      $  9,988
11/25/2005                      $  9,924                      $  9,995
11/26/2005                      $  9,924                      $  9,995
11/27/2005                      $  9,924                      $  9,995
11/28/2005                      $  9,900                      $  9,976
11/29/2005                      $  9,896                      $  9,981
11/30/2005                      $  9,900                      $  9,986
 12/1/2005                      $  9,944                      $ 10,018
 12/2/2005                      $  9,952                      $ 10,027
 12/3/2005                      $  9,952                      $ 10,027
 12/4/2005                      $  9,952                      $ 10,027
 12/5/2005                      $  9,952                      $ 10,038
 12/6/2005                      $  9,956                      $ 10,046
 12/7/2005                      $  9,936                      $ 10,037
 12/8/2005                      $  9,964                      $ 10,050
 12/9/2005                      $  9,964                      $ 10,041
12/10/2005                      $  9,964                      $ 10,041
12/11/2005                      $  9,964                      $ 10,041
12/12/2005                      $  9,996                      $ 10,048
12/13/2005                      $ 10,008                      $ 10,051
12/14/2005                      $ 10,028                      $ 10,056
12/15/2005                      $ 10,008                      $ 10,051
12/16/2005                      $  9,996                      $ 10,048
12/17/2005                      $  9,996                      $ 10,048
12/18/2005                      $  9,996                      $ 10,048
12/19/2005                      $  9,952                      $ 10,033
12/20/2005                      $  9,948                      $ 10,033
12/21/2005                      $  9,980                      $ 10,043
12/22/2005                      $  9,996                      $ 10,058
12/23/2005                      $ 10,007                      $ 10,062
12/24/2005                      $ 10,007                      $ 10,062
12/25/2005                      $ 10,007                      $ 10,062
12/26/2005                      $ 10,007                      $ 10,062
12/27/2005                      $  9,963                      $ 10,044
12/28/2005                      $  9,983                      $ 10,051
12/29/2005                      $  9,979                      $ 10,049
12/30/2005                      $  9,967                      $ 10,052
12/31/2005                      $  9,967                      $ 10,052
  1/1/2006                      $  9,967                      $ 10,052
  1/2/2006                      $  9,967                      $ 10,052
  1/3/2006                      $ 10,043                      $ 10,083
  1/4/2006                      $ 10,083                      $ 10,113
  1/5/2006                      $ 10,091                      $ 10,116
  1/6/2006                      $ 10,144                      $ 10,145
  1/7/2006                      $ 10,144                      $ 10,145
  1/8/2006                      $ 10,144                      $ 10,145
  1/9/2006                      $ 10,160                      $ 10,160
 1/10/2006                      $ 10,168                      $ 10,175
 1/11/2006                      $ 10,184                      $ 10,183
 1/12/2006                      $ 10,168                      $ 10,181
 1/13/2006                      $ 10,176                      $ 10,184
 1/14/2006                      $ 10,176                      $ 10,184
 1/15/2006                      $ 10,176                      $ 10,184
 1/16/2006                      $ 10,176                      $ 10,184
 1/17/2006                      $ 10,180                      $ 10,188
 1/18/2006                      $ 10,160                      $ 10,175
 1/19/2006                      $ 10,188                      $ 10,199
 1/20/2006                      $ 10,156                      $ 10,187
 1/21/2006                      $ 10,156                      $ 10,187
 1/22/2006                      $ 10,156                      $ 10,187
 1/23/2006                      $ 10,188                      $ 10,200
 1/24/2006                      $ 10,216                      $ 10,216
 1/25/2006                      $ 10,188                      $ 10,204
 1/26/2006                      $ 10,208                      $ 10,229
 1/27/2006                      $ 10,220                      $ 10,244
 1/28/2006                      $ 10,220                      $ 10,244
 1/29/2006                      $ 10,220                      $ 10,244
 1/30/2006                      $ 10,236                      $ 10,256
 1/31/2006                      $ 10,260                      $ 10,268
  2/1/2006                      $ 10,232                      $ 10,284
  2/2/2006                      $ 10,188                      $ 10,271
  2/3/2006                      $ 10,180                      $ 10,283
  2/4/2006                      $ 10,180                      $ 10,283
  2/5/2006                      $ 10,180                      $ 10,283
  2/6/2006                      $ 10,188                      $ 10,291
  2/7/2006                      $ 10,144                      $ 10,259
  2/8/2006                      $ 10,152                      $ 10,260
  2/9/2006                      $ 10,136                      $ 10,262
 2/10/2006                      $ 10,120                      $ 10,252
 2/11/2006                      $ 10,120                      $ 10,252
 2/12/2006                      $ 10,120                      $ 10,252
 2/13/2006                      $ 10,095                      $ 10,235
 2/14/2006                      $ 10,111                      $ 10,248
 2/15/2006                      $ 10,115                      $ 10,253
 2/16/2006                      $ 10,144                      $ 10,273
 2/17/2006                      $ 10,156                      $ 10,281
 2/18/2006                      $ 10,156                      $ 10,281
 2/19/2006                      $ 10,156                      $ 10,281
 2/20/2006                      $ 10,156                      $ 10,281
 2/21/2006                      $ 10,160                      $ 10,283
 2/22/2006                      $ 10,192                      $ 10,287
 2/23/2006                      $ 10,188                      $ 10,290
 2/24/2006                      $ 10,200                      $ 10,300
 2/25/2006                      $ 10,200                      $ 10,300
 2/26/2006                      $ 10,200                      $ 10,300
 2/27/2006                      $ 10,204                      $ 10,299
 2/28/2006                      $ 10,180                      $ 10,283
  3/1/2006                      $ 10,212                      $ 10,309
  3/2/2006                      $ 10,224                      $ 10,315
  3/3/2006                      $ 10,208                      $ 10,315
  3/4/2006                      $ 10,208                      $ 10,315
  3/5/2006                      $ 10,208                      $ 10,315
  3/6/2006                      $ 10,144                      $ 10,303
  3/7/2006                      $ 10,099                      $ 10,280
  3/8/2006                      $ 10,091                      $ 10,273
  3/9/2006                      $ 10,079                      $ 10,275
 3/10/2006                      $ 10,099                      $ 10,294
 3/11/2006                      $ 10,099                      $ 10,294
 3/12/2006                      $ 10,099                      $ 10,294
 3/13/2006                      $ 10,124                      $ 10,307
 3/14/2006                      $ 10,180                      $ 10,329
 3/15/2006                      $ 10,216                      $ 10,349
 3/16/2006                      $ 10,224                      $ 10,358
 3/17/2006                      $ 10,232                      $ 10,362
 3/18/2006                      $ 10,232                      $ 10,362
 3/19/2006                      $ 10,232                      $ 10,362
 3/20/2006                      $ 10,224                      $ 10,365
 3/21/2006                      $ 10,180                      $ 10,361
 3/22/2006                      $ 10,200                      $ 10,369
 3/23/2006                      $ 10,176                      $ 10,375
 3/24/2006                      $ 10,204                      $ 10,384
 3/25/2006                      $ 10,204                      $ 10,384
 3/26/2006                      $ 10,204                      $ 10,384
 3/27/2006                      $ 10,200                      $ 10,387
 3/28/2006                      $ 10,168                      $ 10,382
 3/29/2006                      $ 10,196                      $ 10,400
 3/30/2006                      $ 10,196                      $ 10,414
 3/31/2006                      $ 10,196                      $ 10,411
  4/1/2006                      $ 10,196                      $ 10,411
  4/2/2006                      $ 10,196                      $ 10,411
  4/3/2006                      $ 10,200                      $ 10,429
  4/4/2006                      $ 10,216                      $ 10,439
  4/5/2006                      $ 10,260                      $ 10,464
  4/6/2006                      $ 10,248                      $ 10,477
  4/7/2006                      $ 10,204                      $ 10,462
  4/8/2006                      $ 10,204                      $ 10,462
  4/9/2006                      $ 10,204                      $ 10,462
 4/10/2006                      $ 10,188                      $ 10,458
 4/11/2006                      $ 10,168                      $ 10,436
 4/12/2006                      $ 10,180                      $ 10,445
 4/13/2006                      $ 10,180                      $ 10,451
 4/14/2006                      $ 10,180                      $ 10,451
 4/15/2006                      $ 10,180                      $ 10,451
 4/16/2006                      $ 10,180                      $ 10,451
 4/17/2006                      $ 10,196                      $ 10,457
 4/18/2006                      $ 10,268                      $ 10,494
 4/19/2006                      $ 10,280                      $ 10,509
 4/20/2006                      $ 10,268                      $ 10,519
 4/21/2006                      $ 10,276                      $ 10,531
 4/22/2006                      $ 10,276                      $ 10,531
 4/23/2006                      $ 10,276                      $ 10,531
 4/24/2006                      $ 10,268                      $ 10,521
 4/25/2006                      $ 10,256                      $ 10,519
 4/26/2006                      $ 10,276                      $ 10,518
 4/27/2006                      $ 10,272                      $ 10,512
 4/28/2006                      $ 10,308                      $ 10,524
 4/29/2006                      $ 10,308                      $ 10,524
 4/30/2006                      $ 10,308                      $ 10,524
  5/1/2006                      $ 10,312                      $ 10,534
  5/2/2006                      $ 10,348                      $ 10,577
  5/3/2006                      $ 10,344                      $ 10,576
  5/4/2006                      $ 10,352                      $ 10,593
  5/5/2006                      $ 10,388                      $ 10,618
  5/6/2006                      $ 10,388                      $ 10,618
  5/7/2006                      $ 10,388                      $ 10,618
  5/8/2006                      $ 10,388                      $ 10,627
  5/9/2006                      $ 10,392                      $ 10,641
 5/10/2006                      $ 10,388                      $ 10,647
 5/11/2006                      $ 10,344                      $ 10,634
 5/12/2006                      $ 10,288                      $ 10,599
 5/13/2006                      $ 10,288                      $ 10,599
 5/14/2006                      $ 10,288                      $ 10,599
 5/15/2006                      $ 10,276                      $ 10,562
 5/16/2006                      $ 10,280                      $ 10,555
 5/17/2006                      $ 10,208                      $ 10,514
 5/18/2006                      $ 10,184                      $ 10,491
 5/19/2006                      $ 10,192                      $ 10,494
 5/20/2006                      $ 10,192                      $ 10,494
 5/21/2006                      $ 10,192                      $ 10,494
 5/22/2006                      $ 10,176                      $ 10,447
 5/23/2006                      $ 10,168                      $ 10,467
 5/24/2006                      $ 10,144                      $ 10,445
 5/25/2006                      $ 10,216                      $ 10,476
 5/26/2006                      $ 10,236                      $ 10,513
 5/27/2006                      $ 10,236                      $ 10,513
 5/28/2006                      $ 10,236                      $ 10,513
 5/29/2006                      $ 10,236                      $ 10,513
 5/30/2006                      $ 10,188                      $ 10,479
 5/31/2006                      $ 10,204                      $ 10,503
  6/1/2006                      $ 10,252                      $ 10,538
  6/2/2006                      $ 10,280                      $ 10,562
  6/3/2006                      $ 10,280                      $ 10,562
  6/4/2006                      $ 10,280                      $ 10,562
  6/5/2006                      $ 10,212                      $ 10,525
  6/6/2006                      $ 10,188                      $ 10,500
  6/7/2006                      $ 10,156                      $ 10,480
  6/8/2006                      $ 10,136                      $ 10,440
  6/9/2006                      $ 10,124                      $ 10,445
 6/10/2006                      $ 10,124                      $ 10,445
 6/11/2006                      $ 10,124                      $ 10,445
 6/12/2006                      $ 10,059                      $ 10,401
 6/13/2006                      $  9,999                      $ 10,352
 6/14/2006                      $ 10,015                      $ 10,359
 6/15/2006                      $ 10,103                      $ 10,425
 6/16/2006                      $ 10,079                      $ 10,424
 6/17/2006                      $ 10,079                      $ 10,424
 6/18/2006                      $ 10,079                      $ 10,424
 6/19/2006                      $ 10,027                      $ 10,401
 6/20/2006                      $ 10,027                      $ 10,396
 6/21/2006                      $ 10,079                      $ 10,415
 6/22/2006                      $ 10,059                      $ 10,418
 6/23/2006                      $ 10,063                      $ 10,429
 6/24/2006                      $ 10,063                      $ 10,429
 6/25/2006                      $ 10,063                      $ 10,429
 6/26/2006                      $ 10,107                      $ 10,445
 6/27/2006                      $ 10,079                      $ 10,430
 6/28/2006                      $ 10,091                      $ 10,433
 6/29/2006                      $ 10,200                      $ 10,483
 6/30/2006                      $ 10,232                      $ 10,514
  7/1/2006                      $ 10,232                      $ 10,514
  7/2/2006                      $ 10,232                      $ 10,514
  7/3/2006                      $ 10,284                      $ 10,533
  7/4/2006                      $ 10,284                      $ 10,533
  7/5/2006                      $ 10,228                      $ 10,503
  7/6/2006                      $ 10,244                      $ 10,517
  7/7/2006                      $ 10,224                      $ 10,505
  7/8/2006                      $ 10,224                      $ 10,505
  7/9/2006                      $ 10,224                      $ 10,505
 7/10/2006                      $ 10,228                      $ 10,500
 7/11/2006                      $ 10,248                      $ 10,509
 7/12/2006                      $ 10,200                      $ 10,506
 7/13/2006                      $ 10,144                      $ 10,472
 7/14/2006                      $ 10,120                      $ 10,455
 7/15/2006                      $ 10,120                      $ 10,455
 7/16/2006                      $ 10,120                      $ 10,455
 7/17/2006                      $ 10,095                      $ 10,443
 7/18/2006                      $ 10,103                      $ 10,444
 7/19/2006                      $ 10,200                      $ 10,493
 7/20/2006                      $ 10,148                      $ 10,474
 7/21/2006                      $ 10,120                      $ 10,452
 7/22/2006                      $ 10,120                      $ 10,452
 7/23/2006                      $ 10,120                      $ 10,452
 7/24/2006                      $ 10,184                      $ 10,475
 7/25/2006                      $ 10,216                      $ 10,499
 7/26/2006                      $ 10,228                      $ 10,516
 7/27/2006                      $ 10,204                      $ 10,511
 7/28/2006                      $ 10,272                      $ 10,519
 7/29/2006                      $ 10,272                      $ 10,519
 7/30/2006                      $ 10,272                      $ 10,519
 7/31/2006                      $ 10,276                      $ 10,529
  8/1/2006                      $ 10,268                      $ 10,532
  8/2/2006                      $ 10,300                      $ 10,548
  8/3/2006                      $ 10,304                      $ 10,555
  8/4/2006                      $ 10,296                      $ 10,548
  8/5/2006                      $ 10,296                      $ 10,548
  8/6/2006                      $ 10,296                      $ 10,548
  8/7/2006                      $ 10,284                      $ 10,543
  8/8/2006                      $ 10,264                      $ 10,537
  8/9/2006                      $ 10,240                      $ 10,534
 8/10/2006                      $ 10,232                      $ 10,531
 8/11/2006                      $ 10,196                      $ 10,525
 8/12/2006                      $ 10,196                      $ 10,525
 8/13/2006                      $ 10,196                      $ 10,525
 8/14/2006                      $ 10,188                      $ 10,525
 8/15/2006                      $ 10,256                      $ 10,551
 8/16/2006                      $ 10,296                      $ 10,569
 8/17/2006                      $ 10,284                      $ 10,573
 8/18/2006                      $ 10,300                      $ 10,578
 8/19/2006                      $ 10,300                      $ 10,578
 8/20/2006                      $ 10,300                      $ 10,578
 8/21/2006                      $ 10,292                      $ 10,581
 8/22/2006                      $ 10,288                      $ 10,588
 8/23/2006                      $ 10,260                      $ 10,579
 8/24/2006                      $ 10,268                      $ 10,580
 8/25/2006                      $ 10,272                      $ 10,584
 8/26/2006                      $ 10,272                      $ 10,584
 8/27/2006                      $ 10,272                      $ 10,584
 8/28/2006                      $ 10,288                      $ 10,591
 8/29/2006                      $ 10,324                      $ 10,597
 8/30/2006                      $ 10,332                      $ 10,604
 8/31/2006                      $ 10,328                      $ 10,610
  9/1/2006                      $ 10,356                      $ 10,632
  9/2/2006                      $ 10,356                      $ 10,632
  9/3/2006                      $ 10,356                      $ 10,632
  9/4/2006                      $ 10,356                      $ 10,632
  9/5/2006                      $ 10,384                      $ 10,645
  9/6/2006                      $ 10,324                      $ 10,632
  9/7/2006                      $ 10,304                      $ 10,624
  9/8/2006                      $ 10,292                      $ 10,627
  9/9/2006                      $ 10,292                      $ 10,627
 9/10/2006                      $ 10,292                      $ 10,627
 9/11/2006                      $ 10,280                      $ 10,612
 9/12/2006                      $ 10,320                      $ 10,627
 9/13/2006                      $ 10,344                      $ 10,643
 9/14/2006                      $ 10,332                      $ 10,644
 9/15/2006                      $ 10,312                      $ 10,645
 9/16/2006                      $ 10,312                      $ 10,645
 9/17/2006                      $ 10,312                      $ 10,645
 9/18/2006                      $ 10,320                      $ 10,652
 9/19/2006                      $ 10,296                      $ 10,643
 9/20/2006                      $ 10,320                      $ 10,643
 9/21/2006                      $ 10,312                      $ 10,646
 9/22/2006                      $ 10,288                      $ 10,635
 9/23/2006                      $ 10,288                      $ 10,635
 9/24/2006                      $ 10,288                      $ 10,635
 9/25/2006                      $ 10,308                      $ 10,642
 9/26/2006                      $ 10,324                      $ 10,647
 9/27/2006                      $ 10,320                      $ 10,662
 9/28/2006                      $ 10,312                      $ 10,657
 9/29/2006                      $ 10,296                      $ 10,661
 9/30/2006                      $ 10,296                      $ 10,661
 10/1/2006                      $ 10,296                      $ 10,661
 10/2/2006                      $ 10,296                      $ 10,668
 10/3/2006                      $ 10,288                      $ 10,662
 10/4/2006                      $ 10,332                      $ 10,683
 10/5/2006                      $ 10,344                      $ 10,712
 10/6/2006                      $ 10,312                      $ 10,709
 10/7/2006                      $ 10,312                      $ 10,709
 10/8/2006                      $ 10,312                      $ 10,709
 10/9/2006                      $ 10,328                      $ 10,709
10/10/2006                      $ 10,312                      $ 10,714
10/11/2006                      $ 10,292                      $ 10,713
10/12/2006                      $ 10,344                      $ 10,749
10/13/2006                      $ 10,356                      $ 10,759
10/14/2006                      $ 10,356                      $ 10,759
10/15/2006                      $ 10,356                      $ 10,759
10/16/2006                      $ 10,384                      $ 10,770
10/17/2006                      $ 10,364                      $ 10,764
10/18/2006                      $ 10,372                      $ 10,777
10/19/2006                      $ 10,404                      $ 10,789
10/20/2006                      $ 10,372                      $ 10,793
10/21/2006                      $ 10,372                      $ 10,793
10/22/2006                      $ 10,372                      $ 10,793
10/23/2006                      $ 10,392                      $ 10,800
10/24/2006                      $ 10,408                      $ 10,815
10/25/2006                      $ 10,440                      $ 10,828
10/26/2006                      $ 10,472                      $ 10,846
10/27/2006                      $ 10,424                      $ 10,839
10/28/2006                      $ 10,424                      $ 10,839
10/29/2006                      $ 10,424                      $ 10,839
10/30/2006                      $ 10,420                      $ 10,836
10/31/2006                      $ 10,412                      $ 10,830
 11/1/2006                      $ 10,352                      $ 10,822
 11/2/2006                      $ 10,340                      $ 10,824
 11/3/2006                      $ 10,336                      $ 10,835
 11/4/2006                      $ 10,336                      $ 10,835
 11/5/2006                      $ 10,336                      $ 10,835
 11/6/2006                      $ 10,392                      $ 10,851
 11/7/2006                      $ 10,400                      $ 10,851
 11/8/2006                      $ 10,408                      $ 10,855
 11/9/2006                      $ 10,392                      $ 10,851
11/10/2006                      $ 10,400                      $ 10,857
11/11/2006                      $ 10,400                      $ 10,857
11/12/2006                      $ 10,400                      $ 10,857
11/13/2006                      $ 10,404                      $ 10,856
11/14/2006                      $ 10,444                      $ 10,865
11/15/2006                      $ 10,464                      $ 10,871
11/16/2006                      $ 10,452                      $ 10,879
11/17/2006                      $ 10,452                      $ 10,876
11/18/2006                      $ 10,452                      $ 10,876
11/19/2006                      $ 10,452                      $ 10,876
11/20/2006                      $ 10,456                      $ 10,880
11/21/2006                      $ 10,460                      $ 10,893
11/22/2006                      $ 10,468                      $ 10,907
11/23/2006                      $ 10,468                      $ 10,907
11/24/2006                      $ 10,476                      $ 10,911
11/25/2006                      $ 10,476                      $ 10,911
11/26/2006                      $ 10,476                      $ 10,911
11/27/2006                      $ 10,414                      $ 10,886
11/28/2006                      $ 10,431                      $ 10,893
11/29/2006                      $ 10,492                      $ 10,926
11/30/2006                      $ 10,517                      $ 10,939
 12/1/2006                      $ 10,517                      $ 10,946
 12/2/2006                      $ 10,517                      $ 10,946
 12/3/2006                      $ 10,517                      $ 10,946
 12/4/2006                      $ 10,558                      $ 10,957
 12/5/2006                      $ 10,574                      $ 10,971
 12/6/2006                      $ 10,558                      $ 10,977
 12/7/2006                      $ 10,546                      $ 10,994
 12/8/2006                      $ 10,541                      $ 11,000
 12/9/2006                      $ 10,541                      $ 11,000
12/10/2006                      $ 10,541                      $ 11,000
12/11/2006                      $ 10,550                      $ 11,011
12/12/2006                      $ 10,529                      $ 11,002
12/13/2006                      $ 10,529                      $ 11,012
12/14/2006                      $ 10,562                      $ 11,017
12/15/2006                      $ 10,558                      $ 11,012
12/16/2006                      $ 10,558                      $ 11,012
12/17/2006                      $ 10,558                      $ 11,012
12/18/2006                      $ 10,541                      $ 11,007
12/19/2006                      $ 10,558                      $ 11,021
12/20/2006                      $ 10,554                      $ 11,028
12/21/2006                      $ 10,533                      $ 11,027
12/22/2006                      $ 10,509                      $ 11,020
12/23/2006                      $ 10,509                      $ 11,020
12/24/2006                      $ 10,509                      $ 11,020
12/25/2006                      $ 10,509                      $ 11,020
12/26/2006                      $ 10,537                      $ 11,029
12/27/2006                      $ 10,578                      $ 11,046
12/28/2006                      $ 10,566                      $ 11,049
12/29/2006                      $ 10,541                      $ 11,051
12/30/2006                      $ 10,541                      $ 11,051
12/31/2006                      $ 10,541                      $ 11,051
  1/1/2007                      $ 10,541                      $ 11,051
  1/2/2007                      $ 10,541                      $ 11,051
  1/3/2007                      $ 10,533                      $ 11,067
  1/4/2007                      $ 10,509                      $ 11,061
  1/5/2007                      $ 10,459                      $ 11,053
  1/6/2007                      $ 10,459                      $ 11,053
  1/7/2007                      $ 10,459                      $ 11,053
  1/8/2007                      $ 10,472                      $ 11,072
  1/9/2007                      $ 10,463                      $ 11,073
 1/10/2007                      $ 10,459                      $ 11,082
 1/11/2007                      $ 10,492                      $ 11,109
 1/12/2007                      $ 10,525                      $ 11,124
 1/13/2007                      $ 10,525                      $ 11,124
 1/14/2007                      $ 10,525                      $ 11,124
 1/15/2007                      $ 10,525                      $ 11,124
 1/16/2007                      $ 10,513                      $ 11,136
 1/17/2007                      $ 10,517                      $ 11,139
 1/18/2007                      $ 10,505                      $ 11,134
 1/19/2007                      $ 10,550                      $ 11,155
 1/20/2007                      $ 10,550                      $ 11,155
 1/21/2007                      $ 10,550                      $ 11,155
 1/22/2007                      $ 10,537                      $ 11,160
 1/23/2007                      $ 10,574                      $ 11,177
 1/24/2007                      $ 10,615                      $ 11,200
 1/25/2007                      $ 10,566                      $ 11,196
 1/26/2007                      $ 10,574                      $ 11,205
 1/27/2007                      $ 10,574                      $ 11,205
 1/28/2007                      $ 10,574                      $ 11,205
 1/29/2007                      $ 10,570                      $ 11,211
 1/30/2007                      $ 10,611                      $ 11,222
 1/31/2007                      $ 10,661                      $ 11,241
  2/1/2007                      $ 10,685                      $ 11,276
  2/2/2007                      $ 10,698                      $ 11,280
  2/3/2007                      $ 10,698                      $ 11,280
  2/4/2007                      $ 10,698                      $ 11,280
  2/5/2007                      $ 10,726                      $ 11,284
  2/6/2007                      $ 10,743                      $ 11,298
  2/7/2007                      $ 10,743                      $ 11,303
  2/8/2007                      $ 10,743                      $ 11,311
  2/9/2007                      $ 10,710                      $ 11,314
 2/10/2007                      $ 10,710                      $ 11,314
 2/11/2007                      $ 10,710                      $ 11,314
 2/12/2007                      $ 10,685                      $ 11,306
 2/13/2007                      $ 10,755                      $ 11,329
 2/14/2007                      $ 10,776                      $ 11,341
 2/15/2007                      $ 10,784                      $ 11,352
 2/16/2007                      $ 10,784                      $ 11,354
 2/17/2007                      $ 10,784                      $ 11,354
 2/18/2007                      $ 10,784                      $ 11,354
 2/19/2007                      $ 10,784                      $ 11,354
 2/20/2007                      $ 10,804                      $ 11,371
 2/21/2007                      $ 10,800                      $ 11,384
 2/22/2007                      $ 10,792                      $ 11,395
 2/23/2007                      $ 10,780                      $ 11,406
 2/24/2007                      $ 10,780                      $ 11,406
 2/25/2007                      $ 10,780                      $ 11,406
 2/26/2007                      $ 10,784                      $ 11,420
 2/27/2007                      $ 10,599                      $ 11,352
 2/28/2007                      $ 10,640                      $ 11,339
  3/1/2007                      $ 10,636                      $ 11,332
  3/2/2007                      $ 10,574                      $ 11,296
  3/3/2007                      $ 10,574                      $ 11,296
  3/4/2007                      $ 10,574                      $ 11,296
  3/5/2007                      $ 10,513                      $ 11,268
  3/6/2007                      $ 10,583                      $ 11,289
  3/7/2007                      $ 10,570                      $ 11,308
  3/8/2007                      $ 10,611                      $ 11,327
  3/9/2007                      $ 10,611                      $ 11,333
 3/10/2007                      $ 10,611                      $ 11,333
 3/11/2007                      $ 10,611                      $ 11,333
 3/12/2007                      $ 10,636                      $ 11,337
 3/13/2007                      $ 10,533                      $ 11,309
 3/14/2007                      $ 10,562                      $ 11,305
 3/15/2007                      $ 10,595                      $ 11,321
 3/16/2007                      $ 10,574                      $ 11,317
 3/17/2007                      $ 10,574                      $ 11,317
 3/18/2007                      $ 10,574                      $ 11,317
 3/19/2007                      $ 10,640                      $ 11,344
 3/20/2007                      $ 10,693                      $ 11,357
 3/21/2007                      $ 10,771                      $ 11,391
 3/22/2007                      $ 10,771                      $ 11,405
 3/23/2007                      $ 10,780                      $ 11,415
 3/24/2007                      $ 10,780                      $ 11,415
 3/25/2007                      $ 10,780                      $ 11,415
 3/26/2007                      $ 10,788                      $ 11,430
 3/27/2007                      $ 10,751                      $ 11,423
 3/28/2007                      $ 10,710                      $ 11,411
 3/29/2007                      $ 10,739                      $ 11,425
 3/30/2007                      $ 10,734                      $ 11,434
 3/31/2007                      $ 10,734                      $ 11,434

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            ABSOLUTE RETURN                  DOW JONES
                            STRATEGIES FUND                  HEDGE FUND
   DATE                         H-CLASS               BALANCED PORTFOLIO INDEX

 9/19/2005                      $ 10,000                      $ 10,000
 9/20/2005                      $  9,960                      $  9,980
 9/21/2005                      $  9,960                      $  9,968
 9/22/2005                      $  9,952                      $  9,964
 9/23/2005                      $  9,936                      $  9,971
 9/24/2005                      $  9,936                      $  9,971
 9/25/2005                      $  9,936                      $  9,971
 9/26/2005                      $  9,956                      $  9,988
 9/27/2005                      $  9,940                      $  9,989
 9/28/2005                      $  9,948                      $  9,997
 9/29/2005                      $  9,972                      $ 10,004
 9/30/2005                      $  9,972                      $ 10,017
 10/1/2005                      $  9,972                      $ 10,017
 10/2/2005                      $  9,972                      $ 10,017
 10/3/2005                      $  9,968                      $ 10,026
 10/4/2005                      $  9,948                      $ 10,016
 10/5/2005                      $  9,900                      $  9,972
 10/6/2005                      $  9,900                      $  9,954
 10/7/2005                      $  9,904                      $  9,973
 10/8/2005                      $  9,904                      $  9,973
 10/9/2005                      $  9,904                      $  9,973
10/10/2005                      $  9,884                      $  9,956
10/11/2005                      $  9,868                      $  9,945
10/12/2005                      $  9,844                      $  9,912
10/13/2005                      $  9,832                      $  9,895
10/14/2005                      $  9,864                      $  9,915
10/15/2005                      $  9,864                      $  9,915
10/16/2005                      $  9,864                      $  9,915
10/17/2005                      $  9,872                      $  9,931
10/18/2005                      $  9,836                      $  9,901
10/19/2005                      $  9,856                      $  9,902
10/20/2005                      $  9,812                      $  9,865
10/21/2005                      $  9,844                      $  9,877
10/22/2005                      $  9,844                      $  9,877
10/23/2005                      $  9,844                      $  9,877
10/24/2005                      $  9,880                      $  9,914
10/25/2005                      $  9,900                      $  9,913
10/26/2005                      $  9,868                      $  9,893
10/27/2005                      $  9,832                      $  9,868
10/28/2005                      $  9,856                      $  9,891
10/29/2005                      $  9,856                      $  9,891
10/30/2005                      $  9,856                      $  9,891
10/31/2005                      $  9,868                      $  9,908
 11/1/2005                      $  9,856                      $  9,916
 11/2/2005                      $  9,896                      $  9,926
 11/3/2005                      $  9,904                      $  9,933
 11/4/2005                      $  9,876                      $  9,921
 11/5/2005                      $  9,876                      $  9,921
 11/6/2005                      $  9,876                      $  9,921
 11/7/2005                      $  9,880                      $  9,927
 11/8/2005                      $  9,864                      $  9,920
 11/9/2005                      $  9,864                      $  9,924
11/10/2005                      $  9,852                      $  9,922
11/11/2005                      $  9,860                      $  9,934
11/12/2005                      $  9,860                      $  9,934
11/13/2005                      $  9,860                      $  9,934
11/14/2005                      $  9,864                      $  9,934
11/15/2005                      $  9,856                      $  9,926
11/16/2005                      $  9,860                      $  9,932
11/17/2005                      $  9,896                      $  9,951
11/18/2005                      $  9,904                      $  9,959
11/19/2005                      $  9,904                      $  9,959
11/20/2005                      $  9,904                      $  9,959
11/21/2005                      $  9,916                      $  9,970
11/22/2005                      $  9,940                      $  9,984
11/23/2005                      $  9,940                      $  9,988
11/24/2005                      $  9,940                      $  9,988
11/25/2005                      $  9,940                      $  9,995
11/26/2005                      $  9,940                      $  9,995
11/27/2005                      $  9,940                      $  9,995
11/28/2005                      $  9,916                      $  9,976
11/29/2005                      $  9,912                      $  9,981
11/30/2005                      $  9,916                      $  9,986
 12/1/2005                      $  9,960                      $ 10,018
 12/2/2005                      $  9,968                      $ 10,027
 12/3/2005                      $  9,968                      $ 10,027
 12/4/2005                      $  9,968                      $ 10,027
 12/5/2005                      $  9,968                      $ 10,038
 12/6/2005                      $  9,972                      $ 10,046
 12/7/2005                      $  9,952                      $ 10,037
 12/8/2005                      $  9,984                      $ 10,050
 12/9/2005                      $  9,984                      $ 10,041
12/10/2005                      $  9,984                      $ 10,041
12/11/2005                      $  9,984                      $ 10,041
12/12/2005                      $ 10,012                      $ 10,048
12/13/2005                      $ 10,024                      $ 10,051
12/14/2005                      $ 10,044                      $ 10,056
12/15/2005                      $ 10,024                      $ 10,051
12/16/2005                      $ 10,016                      $ 10,048
12/17/2005                      $ 10,016                      $ 10,048
12/18/2005                      $ 10,016                      $ 10,048
12/19/2005                      $  9,972                      $ 10,033
12/20/2005                      $  9,968                      $ 10,033
12/21/2005                      $  9,996                      $ 10,043
12/22/2005                      $ 10,016                      $ 10,058
12/23/2005                      $ 10,027                      $ 10,062
12/24/2005                      $ 10,027                      $ 10,062
12/25/2005                      $ 10,027                      $ 10,062
12/26/2005                      $ 10,027                      $ 10,062
12/27/2005                      $  9,983                      $ 10,044
12/28/2005                      $ 10,007                      $ 10,051
12/29/2005                      $  9,999                      $ 10,049
12/30/2005                      $  9,987                      $ 10,052
12/31/2005                      $  9,987                      $ 10,052
  1/1/2006                      $  9,987                      $ 10,052
  1/2/2006                      $  9,987                      $ 10,052
  1/3/2006                      $ 10,067                      $ 10,083
  1/4/2006                      $ 10,107                      $ 10,113
  1/5/2006                      $ 10,111                      $ 10,116
  1/6/2006                      $ 10,168                      $ 10,145
  1/7/2006                      $ 10,168                      $ 10,145
  1/8/2006                      $ 10,168                      $ 10,145
  1/9/2006                      $ 10,184                      $ 10,160
 1/10/2006                      $ 10,192                      $ 10,175
 1/11/2006                      $ 10,208                      $ 10,183
 1/12/2006                      $ 10,192                      $ 10,181
 1/13/2006                      $ 10,204                      $ 10,184
 1/14/2006                      $ 10,204                      $ 10,184
 1/15/2006                      $ 10,204                      $ 10,184
 1/16/2006                      $ 10,204                      $ 10,184
 1/17/2006                      $ 10,204                      $ 10,188
 1/18/2006                      $ 10,184                      $ 10,175
 1/19/2006                      $ 10,212                      $ 10,199
 1/20/2006                      $ 10,184                      $ 10,187
 1/21/2006                      $ 10,184                      $ 10,187
 1/22/2006                      $ 10,184                      $ 10,187
 1/23/2006                      $ 10,212                      $ 10,200
 1/24/2006                      $ 10,240                      $ 10,216
 1/25/2006                      $ 10,216                      $ 10,204
 1/26/2006                      $ 10,236                      $ 10,229
 1/27/2006                      $ 10,248                      $ 10,244
 1/28/2006                      $ 10,248                      $ 10,244
 1/29/2006                      $ 10,248                      $ 10,244
 1/30/2006                      $ 10,264                      $ 10,256
 1/31/2006                      $ 10,288                      $ 10,268
  2/1/2006                      $ 10,260                      $ 10,284
  2/2/2006                      $ 10,216                      $ 10,271
  2/3/2006                      $ 10,212                      $ 10,283
  2/4/2006                      $ 10,212                      $ 10,283
  2/5/2006                      $ 10,212                      $ 10,283
  2/6/2006                      $ 10,216                      $ 10,291
  2/7/2006                      $ 10,176                      $ 10,259
  2/8/2006                      $ 10,180                      $ 10,260
  2/9/2006                      $ 10,168                      $ 10,262
 2/10/2006                      $ 10,152                      $ 10,252
 2/11/2006                      $ 10,152                      $ 10,252
 2/12/2006                      $ 10,152                      $ 10,252
 2/13/2006                      $ 10,127                      $ 10,235
 2/14/2006                      $ 10,140                      $ 10,248
 2/15/2006                      $ 10,148                      $ 10,253
 2/16/2006                      $ 10,176                      $ 10,273
 2/17/2006                      $ 10,188                      $ 10,281
 2/18/2006                      $ 10,188                      $ 10,281
 2/19/2006                      $ 10,188                      $ 10,281
 2/20/2006                      $ 10,188                      $ 10,281
 2/21/2006                      $ 10,196                      $ 10,283
 2/22/2006                      $ 10,228                      $ 10,287
 2/23/2006                      $ 10,220                      $ 10,290
 2/24/2006                      $ 10,232                      $ 10,300
 2/25/2006                      $ 10,232                      $ 10,300
 2/26/2006                      $ 10,232                      $ 10,300
 2/27/2006                      $ 10,240                      $ 10,299
 2/28/2006                      $ 10,212                      $ 10,283
  3/1/2006                      $ 10,248                      $ 10,309
  3/2/2006                      $ 10,256                      $ 10,315
  3/3/2006                      $ 10,244                      $ 10,315
  3/4/2006                      $ 10,244                      $ 10,315
  3/5/2006                      $ 10,244                      $ 10,315
  3/6/2006                      $ 10,180                      $ 10,303
  3/7/2006                      $ 10,135                      $ 10,280
  3/8/2006                      $ 10,127                      $ 10,273
  3/9/2006                      $ 10,115                      $ 10,275
 3/10/2006                      $ 10,135                      $ 10,294
 3/11/2006                      $ 10,135                      $ 10,294
 3/12/2006                      $ 10,135                      $ 10,294
 3/13/2006                      $ 10,160                      $ 10,307
 3/14/2006                      $ 10,216                      $ 10,329
 3/15/2006                      $ 10,252                      $ 10,349
 3/16/2006                      $ 10,264                      $ 10,358
 3/17/2006                      $ 10,272                      $ 10,362
 3/18/2006                      $ 10,272                      $ 10,362
 3/19/2006                      $ 10,272                      $ 10,362
 3/20/2006                      $ 10,264                      $ 10,365
 3/21/2006                      $ 10,216                      $ 10,361
 3/22/2006                      $ 10,240                      $ 10,369
 3/23/2006                      $ 10,216                      $ 10,375
 3/24/2006                      $ 10,244                      $ 10,384
 3/25/2006                      $ 10,244                      $ 10,384
 3/26/2006                      $ 10,244                      $ 10,384
 3/27/2006                      $ 10,240                      $ 10,387
 3/28/2006                      $ 10,208                      $ 10,382
 3/29/2006                      $ 10,236                      $ 10,400
 3/30/2006                      $ 10,240                      $ 10,414
 3/31/2006                      $ 10,236                      $ 10,411
  4/1/2006                      $ 10,236                      $ 10,411
  4/2/2006                      $ 10,236                      $ 10,411
  4/3/2006                      $ 10,244                      $ 10,429
  4/4/2006                      $ 10,260                      $ 10,439
  4/5/2006                      $ 10,304                      $ 10,464
  4/6/2006                      $ 10,292                      $ 10,477
  4/7/2006                      $ 10,244                      $ 10,462
  4/8/2006                      $ 10,244                      $ 10,462
  4/9/2006                      $ 10,244                      $ 10,462
 4/10/2006                      $ 10,232                      $ 10,458
 4/11/2006                      $ 10,212                      $ 10,436
 4/12/2006                      $ 10,224                      $ 10,445
 4/13/2006                      $ 10,224                      $ 10,451
 4/14/2006                      $ 10,224                      $ 10,451
 4/15/2006                      $ 10,224                      $ 10,451
 4/16/2006                      $ 10,224                      $ 10,451
 4/17/2006                      $ 10,240                      $ 10,457
 4/18/2006                      $ 10,316                      $ 10,494
 4/19/2006                      $ 10,328                      $ 10,509
 4/20/2006                      $ 10,312                      $ 10,519
 4/21/2006                      $ 10,320                      $ 10,531
 4/22/2006                      $ 10,320                      $ 10,531
 4/23/2006                      $ 10,320                      $ 10,531
 4/24/2006                      $ 10,316                      $ 10,521
 4/25/2006                      $ 10,304                      $ 10,519
 4/26/2006                      $ 10,320                      $ 10,518
 4/27/2006                      $ 10,320                      $ 10,512
 4/28/2006                      $ 10,356                      $ 10,524
 4/29/2006                      $ 10,356                      $ 10,524
 4/30/2006                      $ 10,356                      $ 10,524
  5/1/2006                      $ 10,360                      $ 10,534
  5/2/2006                      $ 10,396                      $ 10,577
  5/3/2006                      $ 10,392                      $ 10,576
  5/4/2006                      $ 10,400                      $ 10,593
  5/5/2006                      $ 10,440                      $ 10,618
  5/6/2006                      $ 10,440                      $ 10,618
  5/7/2006                      $ 10,440                      $ 10,618
  5/8/2006                      $ 10,440                      $ 10,627
  5/9/2006                      $ 10,440                      $ 10,641
 5/10/2006                      $ 10,440                      $ 10,647
 5/11/2006                      $ 10,396                      $ 10,634
 5/12/2006                      $ 10,340                      $ 10,599
 5/13/2006                      $ 10,340                      $ 10,599
 5/14/2006                      $ 10,340                      $ 10,599
 5/15/2006                      $ 10,324                      $ 10,562
 5/16/2006                      $ 10,332                      $ 10,555
 5/17/2006                      $ 10,264                      $ 10,514
 5/18/2006                      $ 10,236                      $ 10,491
 5/19/2006                      $ 10,248                      $ 10,494
 5/20/2006                      $ 10,248                      $ 10,494
 5/21/2006                      $ 10,248                      $ 10,494
 5/22/2006                      $ 10,232                      $ 10,447
 5/23/2006                      $ 10,224                      $ 10,467
 5/24/2006                      $ 10,200                      $ 10,445
 5/25/2006                      $ 10,272                      $ 10,476
 5/26/2006                      $ 10,292                      $ 10,513
 5/27/2006                      $ 10,292                      $ 10,513
 5/28/2006                      $ 10,292                      $ 10,513
 5/29/2006                      $ 10,292                      $ 10,513
 5/30/2006                      $ 10,244                      $ 10,479
 5/31/2006                      $ 10,264                      $ 10,503
  6/1/2006                      $ 10,308                      $ 10,538
  6/2/2006                      $ 10,340                      $ 10,562
  6/3/2006                      $ 10,340                      $ 10,562
  6/4/2006                      $ 10,340                      $ 10,562
  6/5/2006                      $ 10,272                      $ 10,525
  6/6/2006                      $ 10,248                      $ 10,500
  6/7/2006                      $ 10,212                      $ 10,480
  6/8/2006                      $ 10,196                      $ 10,440
  6/9/2006                      $ 10,184                      $ 10,445
 6/10/2006                      $ 10,184                      $ 10,445
 6/11/2006                      $ 10,184                      $ 10,445
 6/12/2006                      $ 10,119                      $ 10,401
 6/13/2006                      $ 10,059                      $ 10,352
 6/14/2006                      $ 10,075                      $ 10,359
 6/15/2006                      $ 10,164                      $ 10,425
 6/16/2006                      $ 10,140                      $ 10,424
 6/17/2006                      $ 10,140                      $ 10,424
 6/18/2006                      $ 10,140                      $ 10,424
 6/19/2006                      $ 10,087                      $ 10,401
 6/20/2006                      $ 10,087                      $ 10,396
 6/21/2006                      $ 10,140                      $ 10,415
 6/22/2006                      $ 10,123                      $ 10,418
 6/23/2006                      $ 10,127                      $ 10,429
 6/24/2006                      $ 10,127                      $ 10,429
 6/25/2006                      $ 10,127                      $ 10,429
 6/26/2006                      $ 10,168                      $ 10,445
 6/27/2006                      $ 10,144                      $ 10,430
 6/28/2006                      $ 10,152                      $ 10,433
 6/29/2006                      $ 10,264                      $ 10,483
 6/30/2006                      $ 10,296                      $ 10,514
  7/1/2006                      $ 10,296                      $ 10,514
  7/2/2006                      $ 10,296                      $ 10,514
  7/3/2006                      $ 10,348                      $ 10,533
  7/4/2006                      $ 10,348                      $ 10,533
  7/5/2006                      $ 10,296                      $ 10,503
  7/6/2006                      $ 10,312                      $ 10,517
  7/7/2006                      $ 10,292                      $ 10,505
  7/8/2006                      $ 10,292                      $ 10,505
  7/9/2006                      $ 10,292                      $ 10,505
 7/10/2006                      $ 10,296                      $ 10,500
 7/11/2006                      $ 10,316                      $ 10,509
 7/12/2006                      $ 10,264                      $ 10,506
 7/13/2006                      $ 10,212                      $ 10,472
 7/14/2006                      $ 10,188                      $ 10,455
 7/15/2006                      $ 10,188                      $ 10,455
 7/16/2006                      $ 10,188                      $ 10,455
 7/17/2006                      $ 10,164                      $ 10,443
 7/18/2006                      $ 10,172                      $ 10,444
 7/19/2006                      $ 10,268                      $ 10,493
 7/20/2006                      $ 10,220                      $ 10,474
 7/21/2006                      $ 10,188                      $ 10,452
 7/22/2006                      $ 10,188                      $ 10,452
 7/23/2006                      $ 10,188                      $ 10,452
 7/24/2006                      $ 10,252                      $ 10,475
 7/25/2006                      $ 10,288                      $ 10,499
 7/26/2006                      $ 10,296                      $ 10,516
 7/27/2006                      $ 10,276                      $ 10,511
 7/28/2006                      $ 10,344                      $ 10,519
 7/29/2006                      $ 10,344                      $ 10,519
 7/30/2006                      $ 10,344                      $ 10,519
 7/31/2006                      $ 10,348                      $ 10,529
  8/1/2006                      $ 10,340                      $ 10,532
  8/2/2006                      $ 10,372                      $ 10,548
  8/3/2006                      $ 10,376                      $ 10,555
  8/4/2006                      $ 10,368                      $ 10,548
  8/5/2006                      $ 10,368                      $ 10,548
  8/6/2006                      $ 10,368                      $ 10,548
  8/7/2006                      $ 10,356                      $ 10,543
  8/8/2006                      $ 10,336                      $ 10,537
  8/9/2006                      $ 10,312                      $ 10,534
 8/10/2006                      $ 10,308                      $ 10,531
 8/11/2006                      $ 10,268                      $ 10,525
 8/12/2006                      $ 10,268                      $ 10,525
 8/13/2006                      $ 10,268                      $ 10,525
 8/14/2006                      $ 10,264                      $ 10,525
 8/15/2006                      $ 10,332                      $ 10,551
 8/16/2006                      $ 10,368                      $ 10,569
 8/17/2006                      $ 10,360                      $ 10,573
 8/18/2006                      $ 10,372                      $ 10,578
 8/19/2006                      $ 10,372                      $ 10,578
 8/20/2006                      $ 10,372                      $ 10,578
 8/21/2006                      $ 10,368                      $ 10,581
 8/22/2006                      $ 10,364                      $ 10,588
 8/23/2006                      $ 10,336                      $ 10,579
 8/24/2006                      $ 10,344                      $ 10,580
 8/25/2006                      $ 10,352                      $ 10,584
 8/26/2006                      $ 10,352                      $ 10,584
 8/27/2006                      $ 10,352                      $ 10,584
 8/28/2006                      $ 10,368                      $ 10,591
 8/29/2006                      $ 10,400                      $ 10,597
 8/30/2006                      $ 10,412                      $ 10,604
 8/31/2006                      $ 10,408                      $ 10,610
  9/1/2006                      $ 10,436                      $ 10,632
  9/2/2006                      $ 10,436                      $ 10,632
  9/3/2006                      $ 10,436                      $ 10,632
  9/4/2006                      $ 10,436                      $ 10,632
  9/5/2006                      $ 10,464                      $ 10,645
  9/6/2006                      $ 10,404                      $ 10,632
  9/7/2006                      $ 10,384                      $ 10,624
  9/8/2006                      $ 10,372                      $ 10,627
  9/9/2006                      $ 10,372                      $ 10,627
 9/10/2006                      $ 10,372                      $ 10,627
 9/11/2006                      $ 10,360                      $ 10,612
 9/12/2006                      $ 10,400                      $ 10,627
 9/13/2006                      $ 10,424                      $ 10,643
 9/14/2006                      $ 10,412                      $ 10,644
 9/15/2006                      $ 10,396                      $ 10,645
 9/16/2006                      $ 10,396                      $ 10,645
 9/17/2006                      $ 10,396                      $ 10,645
 9/18/2006                      $ 10,400                      $ 10,652
 9/19/2006                      $ 10,376                      $ 10,643
 9/20/2006                      $ 10,400                      $ 10,643
 9/21/2006                      $ 10,392                      $ 10,646
 9/22/2006                      $ 10,372                      $ 10,635
 9/23/2006                      $ 10,372                      $ 10,635
 9/24/2006                      $ 10,372                      $ 10,635
 9/25/2006                      $ 10,388                      $ 10,642
 9/26/2006                      $ 10,408                      $ 10,647
 9/27/2006                      $ 10,404                      $ 10,662
 9/28/2006                      $ 10,396                      $ 10,657
 9/29/2006                      $ 10,380                      $ 10,661
 9/30/2006                      $ 10,380                      $ 10,661
 10/1/2006                      $ 10,380                      $ 10,661
 10/2/2006                      $ 10,380                      $ 10,668
 10/3/2006                      $ 10,372                      $ 10,662
 10/4/2006                      $ 10,420                      $ 10,683
 10/5/2006                      $ 10,428                      $ 10,712
 10/6/2006                      $ 10,400                      $ 10,709
 10/7/2006                      $ 10,400                      $ 10,709
 10/8/2006                      $ 10,400                      $ 10,709
 10/9/2006                      $ 10,412                      $ 10,709
10/10/2006                      $ 10,396                      $ 10,714
10/11/2006                      $ 10,376                      $ 10,713
10/12/2006                      $ 10,432                      $ 10,749
10/13/2006                      $ 10,444                      $ 10,759
10/14/2006                      $ 10,444                      $ 10,759
10/15/2006                      $ 10,444                      $ 10,759
10/16/2006                      $ 10,472                      $ 10,770
10/17/2006                      $ 10,452                      $ 10,764
10/18/2006                      $ 10,460                      $ 10,777
10/19/2006                      $ 10,492                      $ 10,789
10/20/2006                      $ 10,464                      $ 10,793
10/21/2006                      $ 10,464                      $ 10,793
10/22/2006                      $ 10,464                      $ 10,793
10/23/2006                      $ 10,480                      $ 10,800
10/24/2006                      $ 10,500                      $ 10,815
10/25/2006                      $ 10,533                      $ 10,828
10/26/2006                      $ 10,565                      $ 10,846
10/27/2006                      $ 10,517                      $ 10,839
10/28/2006                      $ 10,517                      $ 10,839
10/29/2006                      $ 10,517                      $ 10,839
10/30/2006                      $ 10,513                      $ 10,836
10/31/2006                      $ 10,504                      $ 10,830
 11/1/2006                      $ 10,444                      $ 10,822
 11/2/2006                      $ 10,432                      $ 10,824
 11/3/2006                      $ 10,428                      $ 10,835
 11/4/2006                      $ 10,428                      $ 10,835
 11/5/2006                      $ 10,428                      $ 10,835
 11/6/2006                      $ 10,488                      $ 10,851
 11/7/2006                      $ 10,492                      $ 10,851
 11/8/2006                      $ 10,500                      $ 10,855
 11/9/2006                      $ 10,484                      $ 10,851
11/10/2006                      $ 10,496                      $ 10,857
11/11/2006                      $ 10,496                      $ 10,857
11/12/2006                      $ 10,496                      $ 10,857
11/13/2006                      $ 10,500                      $ 10,856
11/14/2006                      $ 10,541                      $ 10,865
11/15/2006                      $ 10,561                      $ 10,871
11/16/2006                      $ 10,549                      $ 10,879
11/17/2006                      $ 10,549                      $ 10,876
11/18/2006                      $ 10,549                      $ 10,876
11/19/2006                      $ 10,549                      $ 10,876
11/20/2006                      $ 10,553                      $ 10,880
11/21/2006                      $ 10,557                      $ 10,893
11/22/2006                      $ 10,569                      $ 10,907
11/23/2006                      $ 10,569                      $ 10,907
11/24/2006                      $ 10,573                      $ 10,911
11/25/2006                      $ 10,573                      $ 10,911
11/26/2006                      $ 10,573                      $ 10,911
11/27/2006                      $ 10,510                      $ 10,886
11/28/2006                      $ 10,531                      $ 10,893
11/29/2006                      $ 10,588                      $ 10,926
11/30/2006                      $ 10,617                      $ 10,939
 12/1/2006                      $ 10,613                      $ 10,946
 12/2/2006                      $ 10,613                      $ 10,946
 12/3/2006                      $ 10,613                      $ 10,946
 12/4/2006                      $ 10,658                      $ 10,957
 12/5/2006                      $ 10,675                      $ 10,971
 12/6/2006                      $ 10,658                      $ 10,977
 12/7/2006                      $ 10,646                      $ 10,994
 12/8/2006                      $ 10,642                      $ 11,000
 12/9/2006                      $ 10,642                      $ 11,000
12/10/2006                      $ 10,642                      $ 11,000
12/11/2006                      $ 10,650                      $ 11,011
12/12/2006                      $ 10,629                      $ 11,002
12/13/2006                      $ 10,634                      $ 11,012
12/14/2006                      $ 10,662                      $ 11,017
12/15/2006                      $ 10,658                      $ 11,012
12/16/2006                      $ 10,658                      $ 11,012
12/17/2006                      $ 10,658                      $ 11,012
12/18/2006                      $ 10,646                      $ 11,007
12/19/2006                      $ 10,662                      $ 11,021
12/20/2006                      $ 10,658                      $ 11,028
12/21/2006                      $ 10,638                      $ 11,027
12/22/2006                      $ 10,613                      $ 11,020
12/23/2006                      $ 10,613                      $ 11,020
12/24/2006                      $ 10,613                      $ 11,020
12/25/2006                      $ 10,613                      $ 11,020
12/26/2006                      $ 10,642                      $ 11,029
12/27/2006                      $ 10,683                      $ 11,046
12/28/2006                      $ 10,670                      $ 11,049
12/29/2006                      $ 10,646                      $ 11,051
12/30/2006                      $ 10,646                      $ 11,051
12/31/2006                      $ 10,646                      $ 11,051
  1/1/2007                      $ 10,646                      $ 11,051
  1/2/2007                      $ 10,646                      $ 11,051
  1/3/2007                      $ 10,642                      $ 11,067
  1/4/2007                      $ 10,617                      $ 11,061
  1/5/2007                      $ 10,568                      $ 11,053
  1/6/2007                      $ 10,568                      $ 11,053
  1/7/2007                      $ 10,568                      $ 11,053
  1/8/2007                      $ 10,580                      $ 11,072
  1/9/2007                      $ 10,572                      $ 11,073
 1/10/2007                      $ 10,564                      $ 11,082
 1/11/2007                      $ 10,601                      $ 11,109
 1/12/2007                      $ 10,634                      $ 11,124
 1/13/2007                      $ 10,634                      $ 11,124
 1/14/2007                      $ 10,634                      $ 11,124
 1/15/2007                      $ 10,634                      $ 11,124
 1/16/2007                      $ 10,625                      $ 11,136
 1/17/2007                      $ 10,629                      $ 11,139
 1/18/2007                      $ 10,613                      $ 11,134
 1/19/2007                      $ 10,662                      $ 11,155
 1/20/2007                      $ 10,662                      $ 11,155
 1/21/2007                      $ 10,662                      $ 11,155
 1/22/2007                      $ 10,646                      $ 11,160
 1/23/2007                      $ 10,687                      $ 11,177
 1/24/2007                      $ 10,728                      $ 11,200
 1/25/2007                      $ 10,679                      $ 11,196
 1/26/2007                      $ 10,687                      $ 11,205
 1/27/2007                      $ 10,687                      $ 11,205
 1/28/2007                      $ 10,687                      $ 11,205
 1/29/2007                      $ 10,683                      $ 11,211
 1/30/2007                      $ 10,724                      $ 11,222
 1/31/2007                      $ 10,777                      $ 11,241
  2/1/2007                      $ 10,802                      $ 11,276
  2/2/2007                      $ 10,814                      $ 11,280
  2/3/2007                      $ 10,814                      $ 11,280
  2/4/2007                      $ 10,814                      $ 11,280
  2/5/2007                      $ 10,843                      $ 11,284
  2/6/2007                      $ 10,859                      $ 11,298
  2/7/2007                      $ 10,859                      $ 11,303
  2/8/2007                      $ 10,859                      $ 11,311
  2/9/2007                      $ 10,826                      $ 11,314
 2/10/2007                      $ 10,826                      $ 11,314
 2/11/2007                      $ 10,826                      $ 11,314
 2/12/2007                      $ 10,802                      $ 11,306
 2/13/2007                      $ 10,872                      $ 11,329
 2/14/2007                      $ 10,896                      $ 11,341
 2/15/2007                      $ 10,900                      $ 11,352
 2/16/2007                      $ 10,900                      $ 11,354
 2/17/2007                      $ 10,900                      $ 11,354
 2/18/2007                      $ 10,900                      $ 11,354
 2/19/2007                      $ 10,900                      $ 11,354
 2/20/2007                      $ 10,925                      $ 11,371
 2/21/2007                      $ 10,921                      $ 11,384
 2/22/2007                      $ 10,913                      $ 11,395
 2/23/2007                      $ 10,900                      $ 11,406
 2/24/2007                      $ 10,900                      $ 11,406
 2/25/2007                      $ 10,900                      $ 11,406
 2/26/2007                      $ 10,905                      $ 11,420
 2/27/2007                      $ 10,720                      $ 11,352
 2/28/2007                      $ 10,761                      $ 11,339
  3/1/2007                      $ 10,753                      $ 11,332
  3/2/2007                      $ 10,695                      $ 11,296
  3/3/2007                      $ 10,695                      $ 11,296
  3/4/2007                      $ 10,695                      $ 11,296
  3/5/2007                      $ 10,634                      $ 11,268
  3/6/2007                      $ 10,703                      $ 11,289
  3/7/2007                      $ 10,691                      $ 11,308
  3/8/2007                      $ 10,732                      $ 11,327
  3/9/2007                      $ 10,736                      $ 11,333
 3/10/2007                      $ 10,736                      $ 11,333
 3/11/2007                      $ 10,736                      $ 11,333
 3/12/2007                      $ 10,761                      $ 11,337
 3/13/2007                      $ 10,654                      $ 11,309
 3/14/2007                      $ 10,683                      $ 11,305
 3/15/2007                      $ 10,716                      $ 11,321
 3/16/2007                      $ 10,699                      $ 11,317
 3/17/2007                      $ 10,699                      $ 11,317
 3/18/2007                      $ 10,699                      $ 11,317
 3/19/2007                      $ 10,765                      $ 11,344
 3/20/2007                      $ 10,818                      $ 11,357
 3/21/2007                      $ 10,900                      $ 11,391
 3/22/2007                      $ 10,896                      $ 11,405
 3/23/2007                      $ 10,909                      $ 11,415
 3/24/2007                      $ 10,909                      $ 11,415
 3/25/2007                      $ 10,909                      $ 11,415
 3/26/2007                      $ 10,913                      $ 11,430
 3/27/2007                      $ 10,880                      $ 11,423
 3/28/2007                      $ 10,835                      $ 11,411
 3/29/2007                      $ 10,863                      $ 11,425
 3/30/2007                      $ 10,863                      $ 11,434
 3/31/2007                      $ 10,863                      $ 11,434

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                                 A-CLASS                          C-CLASS               H-CLASS
                                                (09/19/05)                       (09/19/05)            (09/19/05)
---------------------------------------------------------------------------------------------------------------------
                                  ONE     ONE     SINCE       SINCE       ONE    ONE       SINCE     ONE      SINCE
                                  YEAR   YEAR*  INCEPTION   INCEPTION*   YEAR   YEAR**   INCEPTION   YEAR   INCEPTION
---------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND   6.05%  1.06%    5.52%        2.20%     5.28%    4.28%    4.75%     6.09%    5.57%
DOW JONES HEDGE FUND BALANCED
   PORTFOLIO INDEX                9.83%  9.83%    9.16%        9.16%     9.83%    9.83%    9.16%     9.83%    9.16%
---------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

** RETURNS INCLUDE A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX IS AN UNMANAGED INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

HEDGED EQUITY FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

INCEPTION: September 19, 2005

Long/Short hedge funds were up 6.71% in the 12 months ended March 31, 2007, as measured by the Dow Jones Hedge Fund Equity Long/Short Index. Long/Short funds had a sharp correction in May 2006 but managed to regain their footing amid rising equity markets-particularly international markets.

Rydex Hedged Equity Fund H-Class rose 5.86%, benefiting from exposure to domestic equities and long/short positions in favor of value stocks. Exposure to momentum strategies detracted from performance.

Relative to equities, the Fund had a monthly correlation of 53% versus the S&P 500 Index with about three-quarters of the standard deviation of the S&P 500 Index. Adding funds or assets with lower correlation to the general market is linked to assisting with improved diversification in an overall portfolio.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             HEDGED EQUITY FUND     HEDGED EQUITY FUND
                                LONG HOLDINGS          SHORT HOLDINGS

Telecommunication Services           3.8%                  -0.1%
Financials                          12.1%                  -9.9%
Materials                            3.2%                  -1.4%
Consumer Discretionary               7.1%                  -5.9%
Industrials                          6.9%                  -5.7%
Health Care                          6.4%                  -5.3%
Utilities                            2.3%                  -1.4%
Consumer Staples                     6.9%                  -6.3%
Energy                               5.9%                  -6.1%
Information Technology               7.6%                  -8.8%
Futures Contracts                   18.3%                   0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                       September 19, 2005
C-Class                                                       September 19, 2005
H-Class                                                       September 19, 2005

TEN LARGEST LONG HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         1.1%
J.P. Morgan Chase & Co.                                                     1.1%
Verizon Communications, Inc.                                                1.1%
Exxon Mobil Corp.                                                           1.0%
Goldman Sachs Group, Inc.                                                   0.9%
ConocoPhillips                                                              0.9%
McKesson Corp.                                                              0.8%
Comcast Corp. -- Class A                                                    0.8%
Kroger Co.                                                                  0.8%
Tyco International Ltd.                                                     0.8%
--------------------------------------------------------------------------------
Top Ten Total                                                               9.3%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative investments.


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

HEDGED EQUITY FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   HEDGED EQUITY FUND            DOW JONES HEDGE FUND
   DATE                 C-Class                EQUITY LONG/SHORT INDEX

 9/19/2005              $ 10,000                        $ 10,000
 9/20/2005              $  9,952                        $  9,970
 9/21/2005              $  9,924                        $  9,942
 9/22/2005              $  9,932                        $  9,942
 9/23/2005              $  9,936                        $  9,962
 9/24/2005              $  9,936                        $  9,962
 9/25/2005              $  9,936                        $  9,962
 9/26/2005              $  9,964                        $ 10,016
 9/27/2005              $  9,952                        $ 10,023
 9/28/2005              $  9,988                        $ 10,041
 9/29/2005              $ 10,028                        $ 10,081
 9/30/2005              $ 10,044                        $ 10,106
 10/1/2005              $ 10,044                        $ 10,106
 10/2/2005              $ 10,044                        $ 10,106
 10/3/2005              $ 10,080                        $ 10,128
 10/4/2005              $ 10,016                        $ 10,080
 10/5/2005              $  9,860                        $  9,975
 10/6/2005              $  9,800                        $  9,933
 10/7/2005              $  9,844                        $  9,984
 10/8/2005              $  9,844                        $  9,984
 10/9/2005              $  9,844                        $  9,984
10/10/2005              $  9,760                        $  9,945
10/11/2005              $  9,736                        $  9,928
10/12/2005              $  9,672                        $  9,862
10/13/2005              $  9,636                        $  9,831
10/14/2005              $  9,684                        $  9,876
10/15/2005              $  9,684                        $  9,876
10/16/2005              $  9,684                        $  9,876
10/17/2005              $  9,724                        $  9,897
10/18/2005              $  9,636                        $  9,831
10/19/2005              $  9,704                        $  9,858
10/20/2005              $  9,588                        $  9,771
10/21/2005              $  9,648                        $  9,813
10/22/2005              $  9,648                        $  9,813
10/23/2005              $  9,648                        $  9,813
10/24/2005              $  9,744                        $  9,901
10/25/2005              $  9,732                        $  9,900
10/26/2005              $  9,696                        $  9,877
10/27/2005              $  9,596                        $  9,786
10/28/2005              $  9,676                        $  9,851
10/29/2005              $  9,676                        $  9,851
10/30/2005              $  9,676                        $  9,851
10/31/2005              $  9,728                        $  9,897
 11/1/2005              $  9,712                        $  9,913
 11/2/2005              $  9,776                        $  9,964
 11/3/2005              $  9,792                        $  9,993
 11/4/2005              $  9,788                        $  9,957
 11/5/2005              $  9,788                        $  9,957
 11/6/2005              $  9,788                        $  9,957
 11/7/2005              $  9,800                        $  9,954
 11/8/2005              $  9,756                        $  9,965
 11/9/2005              $  9,768                        $  9,983
11/10/2005              $  9,768                        $  9,954
11/11/2005              $  9,776                        $ 10,003
11/12/2005              $  9,776                        $ 10,003
11/13/2005              $  9,776                        $ 10,003
11/14/2005              $  9,792                        $ 10,001
11/15/2005              $  9,776                        $  9,982
11/16/2005              $  9,752                        $ 10,023
11/17/2005              $  9,800                        $ 10,093
11/18/2005              $  9,812                        $ 10,088
11/19/2005              $  9,812                        $ 10,088
11/20/2005              $  9,812                        $ 10,088
11/21/2005              $  9,848                        $ 10,144
11/22/2005              $  9,856                        $ 10,188
11/23/2005              $  9,860                        $ 10,193
11/24/2005              $  9,860                        $ 10,193
11/25/2005              $  9,868                        $ 10,210
11/26/2005              $  9,868                        $ 10,210
11/27/2005              $  9,868                        $ 10,210
11/28/2005              $  9,764                        $ 10,122
11/29/2005              $  9,788                        $ 10,136
11/30/2005              $  9,776                        $ 10,149
 12/1/2005              $  9,888                        $ 10,236
 12/2/2005              $  9,880                        $ 10,233
 12/3/2005              $  9,880                        $ 10,233
 12/4/2005              $  9,880                        $ 10,233
 12/5/2005              $  9,876                        $ 10,233
 12/6/2005              $  9,888                        $ 10,257
 12/7/2005              $  9,860                        $ 10,233
 12/8/2005              $  9,876                        $ 10,267
 12/9/2005              $  9,884                        $ 10,265
12/10/2005              $  9,884                        $ 10,265
12/11/2005              $  9,884                        $ 10,265
12/12/2005              $  9,888                        $ 10,284
12/13/2005              $  9,900                        $ 10,289
12/14/2005              $  9,916                        $ 10,297
12/15/2005              $  9,908                        $ 10,276
12/16/2005              $  9,888                        $ 10,249
12/17/2005              $  9,888                        $ 10,249
12/18/2005              $  9,888                        $ 10,249
12/19/2005              $  9,828                        $ 10,198
12/20/2005              $  9,852                        $ 10,209
12/21/2005              $  9,908                        $ 10,259
12/22/2005              $  9,940                        $ 10,288
12/23/2005              $  9,959                        $ 10,294
12/24/2005              $  9,959                        $ 10,294
12/25/2005              $  9,959                        $ 10,294
12/26/2005              $  9,959                        $ 10,294
12/27/2005              $  9,891                        $ 10,213
12/28/2005              $  9,923                        $ 10,254
12/29/2005              $  9,907                        $ 10,248
12/30/2005              $  9,875                        $ 10,251
12/31/2005              $  9,875                        $ 10,251
  1/1/2006              $  9,875                        $ 10,251
  1/2/2006              $  9,875                        $ 10,251
  1/3/2006              $  9,983                        $ 10,371
  1/4/2006              $ 10,036                        $ 10,424
  1/5/2006              $ 10,064                        $ 10,400
  1/6/2006              $ 10,148                        $ 10,479
  1/7/2006              $ 10,148                        $ 10,479
  1/8/2006              $ 10,148                        $ 10,479
  1/9/2006              $ 10,196                        $ 10,483
 1/10/2006              $ 10,216                        $ 10,517
 1/11/2006              $ 10,240                        $ 10,536
 1/12/2006              $ 10,212                        $ 10,497
 1/13/2006              $ 10,216                        $ 10,529
 1/14/2006              $ 10,216                        $ 10,529
 1/15/2006              $ 10,216                        $ 10,529
 1/16/2006              $ 10,216                        $ 10,529
 1/17/2006              $ 10,196                        $ 10,511
 1/18/2006              $ 10,168                        $ 10,469
 1/19/2006              $ 10,224                        $ 10,564
 1/20/2006              $ 10,140                        $ 10,501
 1/21/2006              $ 10,140                        $ 10,501
 1/22/2006              $ 10,140                        $ 10,501
 1/23/2006              $ 10,180                        $ 10,548
 1/24/2006              $ 10,240                        $ 10,602
 1/25/2006              $ 10,216                        $ 10,561
 1/26/2006              $ 10,268                        $ 10,621
 1/27/2006              $ 10,304                        $ 10,668
 1/28/2006              $ 10,304                        $ 10,668
 1/29/2006              $ 10,304                        $ 10,668
 1/30/2006              $ 10,337                        $ 10,720
 1/31/2006              $ 10,381                        $ 10,745
  2/1/2006              $ 10,341                        $ 10,734
  2/2/2006              $ 10,260                        $ 10,667
  2/3/2006              $ 10,256                        $ 10,669
  2/4/2006              $ 10,256                        $ 10,669
  2/5/2006              $ 10,256                        $ 10,669
  2/6/2006              $ 10,276                        $ 10,720
  2/7/2006              $ 10,196                        $ 10,600
  2/8/2006              $ 10,220                        $ 10,608
  2/9/2006              $ 10,192                        $ 10,600
 2/10/2006              $ 10,188                        $ 10,573
 2/11/2006              $ 10,188                        $ 10,573
 2/12/2006              $ 10,188                        $ 10,573
 2/13/2006              $ 10,136                        $ 10,509
 2/14/2006              $ 10,164                        $ 10,544
 2/15/2006              $ 10,180                        $ 10,542
 2/16/2006              $ 10,228                        $ 10,619
 2/17/2006              $ 10,236                        $ 10,609
 2/18/2006              $ 10,236                        $ 10,609
 2/19/2006              $ 10,236                        $ 10,609
 2/20/2006              $ 10,236                        $ 10,609
 2/21/2006              $ 10,240                        $ 10,626
 2/22/2006              $ 10,300                        $ 10,634
 2/23/2006              $ 10,292                        $ 10,637
 2/24/2006              $ 10,329                        $ 10,672
 2/25/2006              $ 10,329                        $ 10,672
 2/26/2006              $ 10,329                        $ 10,672
 2/27/2006              $ 10,329                        $ 10,648
 2/28/2006              $ 10,268                        $ 10,604
  3/1/2006              $ 10,333                        $ 10,666
  3/2/2006              $ 10,345                        $ 10,698
  3/3/2006              $ 10,329                        $ 10,677
  3/4/2006              $ 10,329                        $ 10,677
  3/5/2006              $ 10,329                        $ 10,677
  3/6/2006              $ 10,220                        $ 10,628
  3/7/2006              $ 10,144                        $ 10,550
  3/8/2006              $ 10,136                        $ 10,528
  3/9/2006              $ 10,112                        $ 10,532
 3/10/2006              $ 10,164                        $ 10,576
 3/11/2006              $ 10,164                        $ 10,576
 3/12/2006              $ 10,164                        $ 10,576
 3/13/2006              $ 10,204                        $ 10,612
 3/14/2006              $ 10,288                        $ 10,664
 3/15/2006              $ 10,353                        $ 10,707
 3/16/2006              $ 10,357                        $ 10,697
 3/17/2006              $ 10,365                        $ 10,712
 3/18/2006              $ 10,365                        $ 10,712
 3/19/2006              $ 10,365                        $ 10,712
 3/20/2006              $ 10,341                        $ 10,697
 3/21/2006              $ 10,272                        $ 10,667
 3/22/2006              $ 10,321                        $ 10,695
 3/23/2006              $ 10,304                        $ 10,708
 3/24/2006              $ 10,337                        $ 10,746
 3/25/2006              $ 10,337                        $ 10,746
 3/26/2006              $ 10,337                        $ 10,746
 3/27/2006              $ 10,333                        $ 10,746
 3/28/2006              $ 10,288                        $ 10,738
 3/29/2006              $ 10,353                        $ 10,812
 3/30/2006              $ 10,337                        $ 10,850
 3/31/2006              $ 10,337                        $ 10,832
  4/1/2006              $ 10,337                        $ 10,832
  4/2/2006              $ 10,337                        $ 10,832
  4/3/2006              $ 10,345                        $ 10,879
  4/4/2006              $ 10,361                        $ 10,898
  4/5/2006              $ 10,437                        $ 10,952
  4/6/2006              $ 10,425                        $ 10,997
  4/7/2006              $ 10,353                        $ 10,938
  4/8/2006              $ 10,353                        $ 10,938
  4/9/2006              $ 10,353                        $ 10,938
 4/10/2006              $ 10,329                        $ 10,930
 4/11/2006              $ 10,268                        $ 10,850
 4/12/2006              $ 10,304                        $ 10,854
 4/13/2006              $ 10,312                        $ 10,872
 4/14/2006              $ 10,312                        $ 10,872
 4/15/2006              $ 10,312                        $ 10,872
 4/16/2006              $ 10,312                        $ 10,872
 4/17/2006              $ 10,312                        $ 10,881
 4/18/2006              $ 10,441                        $ 11,003
 4/19/2006              $ 10,461                        $ 11,070
 4/20/2006              $ 10,449                        $ 11,064
 4/21/2006              $ 10,461                        $ 11,114
 4/22/2006              $ 10,461                        $ 11,114
 4/23/2006              $ 10,461                        $ 11,114
 4/24/2006              $ 10,437                        $ 11,077
 4/25/2006              $ 10,421                        $ 11,049
 4/26/2006              $ 10,449                        $ 11,053
 4/27/2006              $ 10,417                        $ 10,998
 4/28/2006              $ 10,469                        $ 11,025
 4/29/2006              $ 10,469                        $ 11,025
 4/30/2006              $ 10,469                        $ 11,025
  5/1/2006              $ 10,477                        $ 11,026
  5/2/2006              $ 10,541                        $ 11,115
  5/3/2006              $ 10,541                        $ 11,096
  5/4/2006              $ 10,545                        $ 11,132
  5/5/2006              $ 10,614                        $ 11,191
  5/6/2006              $ 10,614                        $ 11,191
  5/7/2006              $ 10,614                        $ 11,191
  5/8/2006              $ 10,614                        $ 11,216
  5/9/2006              $ 10,614                        $ 11,244
 5/10/2006              $ 10,602                        $ 11,241
 5/11/2006              $ 10,513                        $ 11,171
 5/12/2006              $ 10,405                        $ 11,034
 5/13/2006              $ 10,405                        $ 11,034
 5/14/2006              $ 10,405                        $ 11,034
 5/15/2006              $ 10,373                        $ 10,903
 5/16/2006              $ 10,365                        $ 10,858
 5/17/2006              $ 10,244                        $ 10,749
 5/18/2006              $ 10,180                        $ 10,659
 5/19/2006              $ 10,212                        $ 10,662
 5/20/2006              $ 10,212                        $ 10,662
 5/21/2006              $ 10,212                        $ 10,662
 5/22/2006              $ 10,164                        $ 10,510
 5/23/2006              $ 10,148                        $ 10,555
 5/24/2006              $ 10,124                        $ 10,472
 5/25/2006              $ 10,236                        $ 10,575
 5/26/2006              $ 10,280                        $ 10,681
 5/27/2006              $ 10,280                        $ 10,681
 5/28/2006              $ 10,280                        $ 10,681
 5/29/2006              $ 10,280                        $ 10,681
 5/30/2006              $ 10,140                        $ 10,561
 5/31/2006              $ 10,212                        $ 10,636
  6/1/2006              $ 10,304                        $ 10,683
  6/2/2006              $ 10,316                        $ 10,720
  6/3/2006              $ 10,316                        $ 10,720
  6/4/2006              $ 10,316                        $ 10,720
  6/5/2006              $ 10,156                        $ 10,593
  6/6/2006              $ 10,136                        $ 10,487
  6/7/2006              $ 10,072                        $ 10,384
  6/8/2006              $ 10,072                        $ 10,271
  6/9/2006              $ 10,044                        $ 10,297
 6/10/2006              $ 10,044                        $ 10,297
 6/11/2006              $ 10,044                        $ 10,297
 6/12/2006              $  9,911                        $ 10,134
 6/13/2006              $  9,831                        $  9,962
 6/14/2006              $  9,871                        $ 10,031
 6/15/2006              $ 10,060                        $ 10,276
 6/16/2006              $ 10,011                        $ 10,250
 6/17/2006              $ 10,011                        $ 10,250
 6/18/2006              $ 10,011                        $ 10,250
 6/19/2006              $  9,923                        $ 10,157
 6/20/2006              $  9,915                        $ 10,146
 6/21/2006              $ 10,007                        $ 10,236
 6/22/2006              $  9,995                        $ 10,240
 6/23/2006              $ 10,019                        $ 10,280
 6/24/2006              $ 10,019                        $ 10,280
 6/25/2006              $ 10,019                        $ 10,280
 6/26/2006              $ 10,084                        $ 10,287
 6/27/2006              $ 10,019                        $ 10,220
 6/28/2006              $ 10,048                        $ 10,231
 6/29/2006              $ 10,220                        $ 10,390
 6/30/2006              $ 10,240                        $ 10,475
  7/1/2006              $ 10,240                        $ 10,475
  7/2/2006              $ 10,240                        $ 10,475
  7/3/2006              $ 10,312                        $ 10,520
  7/4/2006              $ 10,312                        $ 10,520
  7/5/2006              $ 10,244                        $ 10,444
  7/6/2006              $ 10,260                        $ 10,452
  7/7/2006              $ 10,212                        $ 10,396
  7/8/2006              $ 10,212                        $ 10,396
  7/9/2006              $ 10,212                        $ 10,396
 7/10/2006              $ 10,212                        $ 10,381
 7/11/2006              $ 10,236                        $ 10,403
 7/12/2006              $ 10,152                        $ 10,379
 7/13/2006              $ 10,048                        $ 10,264
 7/14/2006              $ 10,015                        $ 10,208
 7/15/2006              $ 10,015                        $ 10,208
 7/16/2006              $ 10,015                        $ 10,208
 7/17/2006              $  9,983                        $ 10,125
 7/18/2006              $ 10,003                        $ 10,114
 7/19/2006              $ 10,144                        $ 10,250
 7/20/2006              $ 10,056                        $ 10,148
 7/21/2006              $  9,995                        $ 10,036
 7/22/2006              $  9,995                        $ 10,036
 7/23/2006              $  9,995                        $ 10,036
 7/24/2006              $ 10,120                        $ 10,115
 7/25/2006              $ 10,176                        $ 10,180
 7/26/2006              $ 10,164                        $ 10,199
 7/27/2006              $ 10,120                        $ 10,179
 7/28/2006              $ 10,212                        $ 10,240
 7/29/2006              $ 10,212                        $ 10,240
 7/30/2006              $ 10,212                        $ 10,240
 7/31/2006              $ 10,216                        $ 10,275
  8/1/2006              $ 10,200                        $ 10,243
  8/2/2006              $ 10,236                        $ 10,290
  8/3/2006              $ 10,260                        $ 10,289
  8/4/2006              $ 10,232                        $ 10,278
  8/5/2006              $ 10,232                        $ 10,278
  8/6/2006              $ 10,232                        $ 10,278
  8/7/2006              $ 10,208                        $ 10,261
  8/8/2006              $ 10,180                        $ 10,245
  8/9/2006              $ 10,144                        $ 10,275
 8/10/2006              $ 10,156                        $ 10,296
 8/11/2006              $ 10,124                        $ 10,265
 8/12/2006              $ 10,124                        $ 10,265
 8/13/2006              $ 10,124                        $ 10,265
 8/14/2006              $ 10,112                        $ 10,248
 8/15/2006              $ 10,212                        $ 10,322
 8/16/2006              $ 10,280                        $ 10,385
 8/17/2006              $ 10,276                        $ 10,383
 8/18/2006              $ 10,300                        $ 10,401
 8/19/2006              $ 10,300                        $ 10,401
 8/20/2006              $ 10,300                        $ 10,401
 8/21/2006              $ 10,264                        $ 10,407
 8/22/2006              $ 10,268                        $ 10,428
 8/23/2006              $ 10,220                        $ 10,392
 8/24/2006              $ 10,224                        $ 10,380
 8/25/2006              $ 10,236                        $ 10,401
 8/26/2006              $ 10,236                        $ 10,401
 8/27/2006              $ 10,236                        $ 10,401
 8/28/2006              $ 10,256                        $ 10,398
 8/29/2006              $ 10,296                        $ 10,416
 8/30/2006              $ 10,300                        $ 10,436
 8/31/2006              $ 10,304                        $ 10,460
  9/1/2006              $ 10,353                        $ 10,516
  9/2/2006              $ 10,353                        $ 10,516
  9/3/2006              $ 10,353                        $ 10,516
  9/4/2006              $ 10,353                        $ 10,516
  9/5/2006              $ 10,401                        $ 10,564
  9/6/2006              $ 10,300                        $ 10,489
  9/7/2006              $ 10,276                        $ 10,452
  9/8/2006              $ 10,272                        $ 10,443
  9/9/2006              $ 10,272                        $ 10,443
 9/10/2006              $ 10,272                        $ 10,443
 9/11/2006              $ 10,264                        $ 10,397
 9/12/2006              $ 10,333                        $ 10,420
 9/13/2006              $ 10,377                        $ 10,470
 9/14/2006              $ 10,357                        $ 10,461
 9/15/2006              $ 10,349                        $ 10,461
 9/16/2006              $ 10,349                        $ 10,461
 9/17/2006              $ 10,349                        $ 10,461
 9/18/2006              $ 10,357                        $ 10,489
 9/19/2006              $ 10,312                        $ 10,455
 9/20/2006              $ 10,345                        $ 10,460
 9/21/2006              $ 10,304                        $ 10,455
 9/22/2006              $ 10,276                        $ 10,415
 9/23/2006              $ 10,276                        $ 10,415
 9/24/2006              $ 10,276                        $ 10,415
 9/25/2006              $ 10,300                        $ 10,404
 9/26/2006              $ 10,349                        $ 10,442
 9/27/2006              $ 10,341                        $ 10,472
 9/28/2006              $ 10,321                        $ 10,478
 9/29/2006              $ 10,308                        $ 10,483
 9/30/2006              $ 10,308                        $ 10,483
 10/1/2006              $ 10,308                        $ 10,483
 10/2/2006              $ 10,300                        $ 10,466
 10/3/2006              $ 10,292                        $ 10,425
 10/4/2006              $ 10,365                        $ 10,466
 10/5/2006              $ 10,389                        $ 10,555
 10/6/2006              $ 10,361                        $ 10,533
 10/7/2006              $ 10,361                        $ 10,533
 10/8/2006              $ 10,361                        $ 10,533
 10/9/2006              $ 10,361                        $ 10,532
10/10/2006              $ 10,369                        $ 10,560
10/11/2006              $ 10,349                        $ 10,533
10/12/2006              $ 10,425                        $ 10,605
10/13/2006              $ 10,449                        $ 10,639
10/14/2006              $ 10,449                        $ 10,639
10/15/2006              $ 10,449                        $ 10,639
10/16/2006              $ 10,477                        $ 10,676
10/17/2006              $ 10,437                        $ 10,636
10/18/2006              $ 10,453                        $ 10,648
10/19/2006              $ 10,485                        $ 10,714
10/20/2006              $ 10,445                        $ 10,728
10/21/2006              $ 10,445                        $ 10,728
10/22/2006              $ 10,445                        $ 10,728
10/23/2006              $ 10,493                        $ 10,747
10/24/2006              $ 10,521                        $ 10,770
10/25/2006              $ 10,565                        $ 10,808
10/26/2006              $ 10,597                        $ 10,849
10/27/2006              $ 10,513                        $ 10,818
10/28/2006              $ 10,513                        $ 10,818
10/29/2006              $ 10,513                        $ 10,818
10/30/2006              $ 10,513                        $ 10,785
10/31/2006              $ 10,493                        $ 10,791
 11/1/2006              $ 10,377                        $ 10,767
 11/2/2006              $ 10,357                        $ 10,766
 11/3/2006              $ 10,341                        $ 10,815
 11/4/2006              $ 10,341                        $ 10,815
 11/5/2006              $ 10,341                        $ 10,815
 11/6/2006              $ 10,421                        $ 10,872
 11/7/2006              $ 10,433                        $ 10,888
 11/8/2006              $ 10,449                        $ 10,893
 11/9/2006              $ 10,401                        $ 10,900
11/10/2006              $ 10,429                        $ 10,878
11/11/2006              $ 10,429                        $ 10,878
11/12/2006              $ 10,429                        $ 10,878
11/13/2006              $ 10,445                        $ 10,877
11/14/2006              $ 10,509                        $ 10,901
11/15/2006              $ 10,537                        $ 10,931
11/16/2006              $ 10,529                        $ 10,911
11/17/2006              $ 10,525                        $ 10,901
11/18/2006              $ 10,525                        $ 10,901
11/19/2006              $ 10,525                        $ 10,901
11/20/2006              $ 10,533                        $ 10,908
11/21/2006              $ 10,537                        $ 10,980
11/22/2006              $ 10,553                        $ 11,011
11/23/2006              $ 10,553                        $ 11,011
11/24/2006              $ 10,541                        $ 11,011
11/25/2006              $ 10,541                        $ 11,011
11/26/2006              $ 10,541                        $ 11,011
11/27/2006              $ 10,433                        $ 10,928
11/28/2006              $ 10,454                        $ 10,936
11/29/2006              $ 10,541                        $ 11,017
11/30/2006              $ 10,567                        $ 11,041
 12/1/2006              $ 10,550                        $ 11,029
 12/2/2006              $ 10,550                        $ 11,029
 12/3/2006              $ 10,550                        $ 11,029
 12/4/2006              $ 10,629                        $ 11,083
 12/5/2006              $ 10,658                        $ 11,098
 12/6/2006              $ 10,646                        $ 11,098
 12/7/2006              $ 10,621                        $ 11,114
 12/8/2006              $ 10,625                        $ 11,129
 12/9/2006              $ 10,625                        $ 11,129
12/10/2006              $ 10,625                        $ 11,129
12/11/2006              $ 10,633                        $ 11,129
12/12/2006              $ 10,600                        $ 11,099
12/13/2006              $ 10,604                        $ 11,115
12/14/2006              $ 10,650                        $ 11,139
12/15/2006              $ 10,650                        $ 11,130
12/16/2006              $ 10,650                        $ 11,130
12/17/2006              $ 10,650                        $ 11,130
12/18/2006              $ 10,621                        $ 11,084
12/19/2006              $ 10,638                        $ 11,089
12/20/2006              $ 10,621                        $ 11,085
12/21/2006              $ 10,596                        $ 11,056
12/22/2006              $ 10,558                        $ 11,036
12/23/2006              $ 10,558                        $ 11,036
12/24/2006              $ 10,558                        $ 11,036
12/25/2006              $ 10,558                        $ 11,036
12/26/2006              $ 10,612                        $ 11,047
12/27/2006              $ 10,688                        $ 11,109
12/28/2006              $ 10,663                        $ 11,111
12/29/2006              $ 10,621                        $ 11,102
12/30/2006              $ 10,621                        $ 11,102
12/31/2006              $ 10,621                        $ 11,102
  1/1/2007              $ 10,621                        $ 11,102
  1/2/2007              $ 10,621                        $ 11,102
  1/3/2007              $ 10,633                        $ 11,083
  1/4/2007              $ 10,621                        $ 11,042
  1/5/2007              $ 10,546                        $ 11,010
  1/6/2007              $ 10,546                        $ 11,010
  1/7/2007              $ 10,546                        $ 11,010
  1/8/2007              $ 10,567                        $ 11,048
  1/9/2007              $ 10,558                        $ 11,053
 1/10/2007              $ 10,562                        $ 11,062
 1/11/2007              $ 10,633                        $ 11,135
 1/12/2007              $ 10,684                        $ 11,193
 1/13/2007              $ 10,684                        $ 11,193
 1/14/2007              $ 10,684                        $ 11,193
 1/15/2007              $ 10,684                        $ 11,193
 1/16/2007              $ 10,679                        $ 11,200
 1/17/2007              $ 10,679                        $ 11,194
 1/18/2007              $ 10,654                        $ 11,157
 1/19/2007              $ 10,717                        $ 11,204
 1/20/2007              $ 10,717                        $ 11,204
 1/21/2007              $ 10,717                        $ 11,204
 1/22/2007              $ 10,679                        $ 11,202
 1/23/2007              $ 10,725                        $ 11,266
 1/24/2007              $ 10,805                        $ 11,319
 1/25/2007              $ 10,725                        $ 11,256
 1/26/2007              $ 10,738                        $ 11,270
 1/27/2007              $ 10,738                        $ 11,270
 1/28/2007              $ 10,738                        $ 11,270
 1/29/2007              $ 10,738                        $ 11,278
 1/30/2007              $ 10,780                        $ 11,312
 1/31/2007              $ 10,847                        $ 11,347
  2/1/2007              $ 10,893                        $ 11,404
  2/2/2007              $ 10,901                        $ 11,403
  2/3/2007              $ 10,901                        $ 11,403
  2/4/2007              $ 10,901                        $ 11,403
  2/5/2007              $ 10,918                        $ 11,398
  2/6/2007              $ 10,955                        $ 11,412
  2/7/2007              $ 10,968                        $ 11,419
  2/8/2007              $ 10,955                        $ 11,435
  2/9/2007              $ 10,897                        $ 11,409
 2/10/2007              $ 10,897                        $ 11,409
 2/11/2007              $ 10,897                        $ 11,409
 2/12/2007              $ 10,884                        $ 11,377
 2/13/2007              $ 10,968                        $ 11,426
 2/14/2007              $ 11,001                        $ 11,477
 2/15/2007              $ 11,010                        $ 11,496
 2/16/2007              $ 11,001                        $ 11,501
 2/17/2007              $ 11,001                        $ 11,501
 2/18/2007              $ 11,001                        $ 11,501
 2/19/2007              $ 11,001                        $ 11,501
 2/20/2007              $ 11,043                        $ 11,527
 2/21/2007              $ 11,030                        $ 11,569
 2/22/2007              $ 11,005                        $ 11,586
 2/23/2007              $ 10,980                        $ 11,589
 2/24/2007              $ 10,980                        $ 11,589
 2/25/2007              $ 10,980                        $ 11,589
 2/26/2007              $ 10,959                        $ 11,605
 2/27/2007              $ 10,675                        $ 11,335
 2/28/2007              $ 10,734                        $ 11,362
  3/1/2007              $ 10,721                        $ 11,324
  3/2/2007              $ 10,642                        $ 11,225
  3/3/2007              $ 10,642                        $ 11,225
  3/4/2007              $ 10,642                        $ 11,225
  3/5/2007              $ 10,554                        $ 11,142
  3/6/2007              $ 10,667                        $ 11,246
  3/7/2007              $ 10,646                        $ 11,266
  3/8/2007              $ 10,713                        $ 11,323
  3/9/2007              $ 10,721                        $ 11,326
 3/10/2007              $ 10,721                        $ 11,326
 3/11/2007              $ 10,721                        $ 11,326
 3/12/2007              $ 10,759                        $ 11,358
 3/13/2007              $ 10,604                        $ 11,237
 3/14/2007              $ 10,646                        $ 11,236
 3/15/2007              $ 10,692                        $ 11,285
 3/16/2007              $ 10,667                        $ 11,276
 3/17/2007              $ 10,667                        $ 11,276
 3/18/2007              $ 10,667                        $ 11,276
 3/19/2007              $ 10,763                        $ 11,357
 3/20/2007              $ 10,826                        $ 11,407
 3/21/2007              $ 10,939                        $ 11,522
 3/22/2007              $ 10,939                        $ 11,552
 3/23/2007              $ 10,951                        $ 11,563
 3/24/2007              $ 10,951                        $ 11,563
 3/25/2007              $ 10,951                        $ 11,563
 3/26/2007              $ 10,939                        $ 11,593
 3/27/2007              $ 10,888                        $ 11,567
 3/28/2007              $ 10,826                        $ 11,519
 3/29/2007              $ 10,855                        $ 11,555
 3/30/2007              $ 10,863                        $ 11,559
 3/31/2007              $ 10,863                        $ 11,559

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    HEDGED EQUITY FUND           DOW JONES HEDGE FUND
    DATE                 H-CLASS               EQUITY LONG/SHORT INDEX

 9/19/2005              $ 10,000                       $  10,000
 9/20/2005              $  9,952                       $   9,970
 9/21/2005              $  9,924                       $   9,942
 9/22/2005              $  9,932                       $   9,942
 9/23/2005              $  9,936                       $   9,962
 9/24/2005              $  9,936                       $   9,962
 9/25/2005              $  9,936                       $   9,962
 9/26/2005              $  9,968                       $  10,016
 9/27/2005              $  9,952                       $  10,023
 9/28/2005              $  9,988                       $  10,041
 9/29/2005              $ 10,028                       $  10,081
 9/30/2005              $ 10,044                       $  10,106
 10/1/2005              $ 10,044                       $  10,106
 10/2/2005              $ 10,044                       $  10,106
 10/3/2005              $ 10,084                       $  10,128
 10/4/2005              $ 10,020                       $  10,080
 10/5/2005              $  9,864                       $   9,975
 10/6/2005              $  9,808                       $   9,933
 10/7/2005              $  9,848                       $   9,984
 10/8/2005              $  9,848                       $   9,984
 10/9/2005              $  9,848                       $   9,984
10/10/2005              $  9,764                       $   9,945
10/11/2005              $  9,740                       $   9,928
10/12/2005              $  9,676                       $   9,862
10/13/2005              $  9,640                       $   9,831
10/14/2005              $  9,692                       $   9,876
10/15/2005              $  9,692                       $   9,876
10/16/2005              $  9,692                       $   9,876
10/17/2005              $  9,732                       $   9,897
10/18/2005              $  9,644                       $   9,831
10/19/2005              $  9,712                       $   9,858
10/20/2005              $  9,596                       $   9,771
10/21/2005              $  9,656                       $   9,813
10/22/2005              $  9,656                       $   9,813
10/23/2005              $  9,656                       $   9,813
10/24/2005              $  9,756                       $   9,901
10/25/2005              $  9,740                       $   9,900
10/26/2005              $  9,704                       $   9,877
10/27/2005              $  9,608                       $   9,786
10/28/2005              $  9,688                       $   9,851
10/29/2005              $  9,688                       $   9,851
10/30/2005              $  9,688                       $   9,851
10/31/2005              $  9,740                       $   9,897
 11/1/2005              $  9,724                       $   9,913
 11/2/2005              $  9,784                       $   9,964
 11/3/2005              $  9,804                       $   9,993
 11/4/2005              $  9,800                       $   9,957
 11/5/2005              $  9,800                       $   9,957
 11/6/2005              $  9,800                       $   9,957
 11/7/2005              $  9,812                       $   9,954
 11/8/2005              $  9,768                       $   9,965
 11/9/2005              $  9,780                       $   9,983
11/10/2005              $  9,780                       $   9,954
11/11/2005              $  9,788                       $  10,003
11/12/2005              $  9,788                       $  10,003
11/13/2005              $  9,788                       $  10,003
11/14/2005              $  9,804                       $  10,001
11/15/2005              $  9,792                       $   9,982
11/16/2005              $  9,764                       $  10,023
11/17/2005              $  9,812                       $  10,093
11/18/2005              $  9,824                       $  10,088
11/19/2005              $  9,824                       $  10,088
11/20/2005              $  9,824                       $  10,088
11/21/2005              $  9,860                       $  10,144
11/22/2005              $  9,868                       $  10,188
11/23/2005              $  9,872                       $  10,193
11/24/2005              $  9,872                       $  10,193
11/25/2005              $  9,884                       $  10,210
11/26/2005              $  9,884                       $  10,210
11/27/2005              $  9,884                       $  10,210
11/28/2005              $  9,780                       $  10,122
11/29/2005              $  9,800                       $  10,136
11/30/2005              $  9,792                       $  10,149
 12/1/2005              $  9,904                       $  10,236
 12/2/2005              $  9,896                       $  10,233
 12/3/2005              $  9,896                       $  10,233
 12/4/2005              $  9,896                       $  10,233
 12/5/2005              $  9,892                       $  10,233
 12/6/2005              $  9,904                       $  10,257
 12/7/2005              $  9,880                       $  10,233
 12/8/2005              $  9,892                       $  10,267
 12/9/2005              $  9,900                       $  10,265
12/10/2005              $  9,900                       $  10,265
12/11/2005              $  9,900                       $  10,265
12/12/2005              $  9,908                       $  10,284
12/13/2005              $  9,916                       $  10,289
12/14/2005              $  9,936                       $  10,297
12/15/2005              $  9,928                       $  10,276
12/16/2005              $  9,908                       $  10,249
12/17/2005              $  9,908                       $  10,249
12/18/2005              $  9,908                       $  10,249
12/19/2005              $  9,848                       $  10,198
12/20/2005              $  9,872                       $  10,209
12/21/2005              $  9,928                       $  10,259
12/22/2005              $  9,960                       $  10,288
12/23/2005              $  9,979                       $  10,294
12/24/2005              $  9,979                       $  10,294
12/25/2005              $  9,979                       $  10,294
12/26/2005              $  9,979                       $  10,294
12/27/2005              $  9,915                       $  10,213
12/28/2005              $  9,947                       $  10,254
12/29/2005              $  9,927                       $  10,248
12/30/2005              $  9,899                       $  10,251
12/31/2005              $  9,899                       $  10,251
  1/1/2006              $  9,899                       $  10,251
  1/2/2006              $  9,899                       $  10,251
  1/3/2006              $ 10,003                       $  10,371
  1/4/2006              $ 10,060                       $  10,424
  1/5/2006              $ 10,084                       $  10,400
  1/6/2006              $ 10,172                       $  10,479
  1/7/2006              $ 10,172                       $  10,479
  1/8/2006              $ 10,172                       $  10,479
  1/9/2006              $ 10,220                       $  10,483
 1/10/2006              $ 10,240                       $  10,517
 1/11/2006              $ 10,264                       $  10,536
 1/12/2006              $ 10,236                       $  10,497
 1/13/2006              $ 10,240                       $  10,529
 1/14/2006              $ 10,240                       $  10,529
 1/15/2006              $ 10,240                       $  10,529
 1/16/2006              $ 10,240                       $  10,529
 1/17/2006              $ 10,220                       $  10,511
 1/18/2006              $ 10,192                       $  10,469
 1/19/2006              $ 10,252                       $  10,564
 1/20/2006              $ 10,164                       $  10,501
 1/21/2006              $ 10,164                       $  10,501
 1/22/2006              $ 10,164                       $  10,501
 1/23/2006              $ 10,208                       $  10,548
 1/24/2006              $ 10,264                       $  10,602
 1/25/2006              $ 10,240                       $  10,561
 1/26/2006              $ 10,296                       $  10,621
 1/27/2006              $ 10,332                       $  10,668
 1/28/2006              $ 10,332                       $  10,668
 1/29/2006              $ 10,332                       $  10,668
 1/30/2006              $ 10,365                       $  10,720
 1/31/2006              $ 10,409                       $  10,745
  2/1/2006              $ 10,369                       $  10,734
  2/2/2006              $ 10,288                       $  10,667
  2/3/2006              $ 10,284                       $  10,669
  2/4/2006              $ 10,284                       $  10,669
  2/5/2006              $ 10,284                       $  10,669
  2/6/2006              $ 10,304                       $  10,720
  2/7/2006              $ 10,224                       $  10,600
  2/8/2006              $ 10,252                       $  10,608
  2/9/2006              $ 10,224                       $  10,600
 2/10/2006              $ 10,220                       $  10,573
 2/11/2006              $ 10,220                       $  10,573
 2/12/2006              $ 10,220                       $  10,573
 2/13/2006              $ 10,168                       $  10,509
 2/14/2006              $ 10,196                       $  10,544
 2/15/2006              $ 10,212                       $  10,542
 2/16/2006              $ 10,260                       $  10,619
 2/17/2006              $ 10,268                       $  10,609
 2/18/2006              $ 10,268                       $  10,609
 2/19/2006              $ 10,268                       $  10,609
 2/20/2006              $ 10,268                       $  10,609
 2/21/2006              $ 10,276                       $  10,626
 2/22/2006              $ 10,336                       $  10,634
 2/23/2006              $ 10,328                       $  10,637
 2/24/2006              $ 10,365                       $  10,672
 2/25/2006              $ 10,365                       $  10,672
 2/26/2006              $ 10,365                       $  10,672
 2/27/2006              $ 10,365                       $  10,648
 2/28/2006              $ 10,304                       $  10,604
  3/1/2006              $ 10,369                       $  10,666
  3/2/2006              $ 10,381                       $  10,698
  3/3/2006              $ 10,369                       $  10,677
  3/4/2006              $ 10,369                       $  10,677
  3/5/2006              $ 10,369                       $  10,677
  3/6/2006              $ 10,256                       $  10,628
  3/7/2006              $ 10,180                       $  10,550
  3/8/2006              $ 10,172                       $  10,528
  3/9/2006              $ 10,148                       $  10,532
 3/10/2006              $ 10,200                       $  10,576
 3/11/2006              $ 10,200                       $  10,576
 3/12/2006              $ 10,200                       $  10,576
 3/13/2006              $ 10,244                       $  10,612
 3/14/2006              $ 10,324                       $  10,664
 3/15/2006              $ 10,389                       $  10,707
 3/16/2006              $ 10,393                       $  10,697
 3/17/2006              $ 10,405                       $  10,712
 3/18/2006              $ 10,405                       $  10,712
 3/19/2006              $ 10,405                       $  10,712
 3/20/2006              $ 10,381                       $  10,697
 3/21/2006              $ 10,312                       $  10,667
 3/22/2006              $ 10,361                       $  10,695
 3/23/2006              $ 10,345                       $  10,708
 3/24/2006              $ 10,377                       $  10,746
 3/25/2006              $ 10,377                       $  10,746
 3/26/2006              $ 10,377                       $  10,746
 3/27/2006              $ 10,377                       $  10,746
 3/28/2006              $ 10,328                       $  10,738
 3/29/2006              $ 10,393                       $  10,812
 3/30/2006              $ 10,381                       $  10,850
 3/31/2006              $ 10,381                       $  10,832
  4/1/2006              $ 10,381                       $  10,832
  4/2/2006              $ 10,381                       $  10,832
  4/3/2006              $ 10,389                       $  10,879
  4/4/2006              $ 10,405                       $  10,898
  4/5/2006              $ 10,481                       $  10,952
  4/6/2006              $ 10,469                       $  10,997
  4/7/2006              $ 10,393                       $  10,938
  4/8/2006              $ 10,393                       $  10,938
  4/9/2006              $ 10,393                       $  10,938
 4/10/2006              $ 10,373                       $  10,930
 4/11/2006              $ 10,312                       $  10,850
 4/12/2006              $ 10,349                       $  10,854
 4/13/2006              $ 10,357                       $  10,872
 4/14/2006              $ 10,357                       $  10,872
 4/15/2006              $ 10,357                       $  10,872
 4/16/2006              $ 10,357                       $  10,872
 4/17/2006              $ 10,357                       $  10,881
 4/18/2006              $ 10,489                       $  11,003
 4/19/2006              $ 10,509                       $  11,070
 4/20/2006              $ 10,493                       $  11,064
 4/21/2006              $ 10,509                       $  11,114
 4/22/2006              $ 10,509                       $  11,114
 4/23/2006              $ 10,509                       $  11,114
 4/24/2006              $ 10,485                       $  11,077
 4/25/2006              $ 10,469                       $  11,049
 4/26/2006              $ 10,497                       $  11,053
 4/27/2006              $ 10,465                       $  10,998
 4/28/2006              $ 10,517                       $  11,025
 4/29/2006              $ 10,517                       $  11,025
 4/30/2006              $ 10,517                       $  11,025
  5/1/2006              $ 10,525                       $  11,026
  5/2/2006              $ 10,593                       $  11,115
  5/3/2006              $ 10,589                       $  11,096
  5/4/2006              $ 10,597                       $  11,132
  5/5/2006              $ 10,666                       $  11,191
  5/6/2006              $ 10,666                       $  11,191
  5/7/2006              $ 10,666                       $  11,191
  5/8/2006              $ 10,666                       $  11,216
  5/9/2006              $ 10,666                       $  11,244
 5/10/2006              $ 10,654                       $  11,241
 5/11/2006              $ 10,565                       $  11,171
 5/12/2006              $ 10,457                       $  11,034
 5/13/2006              $ 10,457                       $  11,034
 5/14/2006              $ 10,457                       $  11,034
 5/15/2006              $ 10,425                       $  10,903
 5/16/2006              $ 10,417                       $  10,858
 5/17/2006              $ 10,296                       $  10,749
 5/18/2006              $ 10,228                       $  10,659
 5/19/2006              $ 10,264                       $  10,662
 5/20/2006              $ 10,264                       $  10,662
 5/21/2006              $ 10,264                       $  10,662
 5/22/2006              $ 10,216                       $  10,510
 5/23/2006              $ 10,200                       $  10,555
 5/24/2006              $ 10,176                       $  10,472
 5/25/2006              $ 10,288                       $  10,575
 5/26/2006              $ 10,336                       $  10,681
 5/27/2006              $ 10,336                       $  10,681
 5/28/2006              $ 10,336                       $  10,681
 5/29/2006              $ 10,336                       $  10,681
 5/30/2006              $ 10,192                       $  10,561
 5/31/2006              $ 10,268                       $  10,636
  6/1/2006              $ 10,361                       $  10,683
  6/2/2006              $ 10,373                       $  10,720
  6/3/2006              $ 10,373                       $  10,720
  6/4/2006              $ 10,373                       $  10,720
  6/5/2006              $ 10,212                       $  10,593
  6/6/2006              $ 10,192                       $  10,487
  6/7/2006              $ 10,128                       $  10,384
  6/8/2006              $ 10,128                       $  10,271
  6/9/2006              $ 10,100                       $  10,297
 6/10/2006              $ 10,100                       $  10,297
 6/11/2006              $ 10,100                       $  10,297
 6/12/2006              $  9,967                       $  10,134
 6/13/2006              $  9,887                       $   9,962
 6/14/2006              $  9,927                       $  10,031
 6/15/2006              $ 10,116                       $  10,276
 6/16/2006              $ 10,068                       $  10,250
 6/17/2006              $ 10,068                       $  10,250
 6/18/2006              $ 10,068                       $  10,250
 6/19/2006              $  9,979                       $  10,157
 6/20/2006              $  9,971                       $  10,146
 6/21/2006              $ 10,064                       $  10,236
 6/22/2006              $ 10,051                       $  10,240
 6/23/2006              $ 10,076                       $  10,280
 6/24/2006              $ 10,076                       $  10,280
 6/25/2006              $ 10,076                       $  10,280
 6/26/2006              $ 10,144                       $  10,287
 6/27/2006              $ 10,080                       $  10,220
 6/28/2006              $ 10,108                       $  10,231
 6/29/2006              $ 10,280                       $  10,390
 6/30/2006              $ 10,300                       $  10,475
  7/1/2006              $ 10,300                       $  10,475
  7/2/2006              $ 10,300                       $  10,475
  7/3/2006              $ 10,377                       $  10,520
  7/4/2006              $ 10,377                       $  10,520
  7/5/2006              $ 10,304                       $  10,444
  7/6/2006              $ 10,324                       $  10,452
  7/7/2006              $ 10,276                       $  10,396
  7/8/2006              $ 10,276                       $  10,396
  7/9/2006              $ 10,276                       $  10,396
 7/10/2006              $ 10,276                       $  10,381
 7/11/2006              $ 10,300                       $  10,403
 7/12/2006              $ 10,212                       $  10,379
 7/13/2006              $ 10,112                       $  10,264
 7/14/2006              $ 10,076                       $  10,208
 7/15/2006              $ 10,076                       $  10,208
 7/16/2006              $ 10,076                       $  10,208
 7/17/2006              $ 10,047                       $  10,125
 7/18/2006              $ 10,064                       $  10,114
 7/19/2006              $ 10,208                       $  10,250
 7/20/2006              $ 10,120                       $  10,148
 7/21/2006              $ 10,060                       $  10,036
 7/22/2006              $ 10,060                       $  10,036
 7/23/2006              $ 10,060                       $  10,036
 7/24/2006              $ 10,184                       $  10,115
 7/25/2006              $ 10,240                       $  10,180
 7/26/2006              $ 10,232                       $  10,199
 7/27/2006              $ 10,184                       $  10,179
 7/28/2006              $ 10,280                       $  10,240
 7/29/2006              $ 10,280                       $  10,240
 7/30/2006              $ 10,280                       $  10,240
 7/31/2006              $ 10,284                       $  10,275
  8/1/2006              $ 10,264                       $  10,243
  8/2/2006              $ 10,304                       $  10,290
  8/3/2006              $ 10,328                       $  10,289
  8/4/2006              $ 10,300                       $  10,278
  8/5/2006              $ 10,300                       $  10,278
  8/6/2006              $ 10,300                       $  10,278
  8/7/2006              $ 10,276                       $  10,261
  8/8/2006              $ 10,248                       $  10,245
  8/9/2006              $ 10,212                       $  10,275
 8/10/2006              $ 10,224                       $  10,296
 8/11/2006              $ 10,192                       $  10,265
 8/12/2006              $ 10,192                       $  10,265
 8/13/2006              $ 10,192                       $  10,265
 8/14/2006              $ 10,180                       $  10,248
 8/15/2006              $ 10,280                       $  10,322
 8/16/2006              $ 10,349                       $  10,385
 8/17/2006              $ 10,345                       $  10,383
 8/18/2006              $ 10,373                       $  10,401
 8/19/2006              $ 10,373                       $  10,401
 8/20/2006              $ 10,373                       $  10,401
 8/21/2006              $ 10,336                       $  10,407
 8/22/2006              $ 10,341                       $  10,428
 8/23/2006              $ 10,292                       $  10,392
 8/24/2006              $ 10,296                       $  10,380
 8/25/2006              $ 10,308                       $  10,401
 8/26/2006              $ 10,308                       $  10,401
 8/27/2006              $ 10,308                       $  10,401
 8/28/2006              $ 10,328                       $  10,398
 8/29/2006              $ 10,369                       $  10,416
 8/30/2006              $ 10,377                       $  10,436
 8/31/2006              $ 10,381                       $  10,460
  9/1/2006              $ 10,429                       $  10,516
  9/2/2006              $ 10,429                       $  10,516
  9/3/2006              $ 10,429                       $  10,516
  9/4/2006              $ 10,429                       $  10,516
  9/5/2006              $ 10,473                       $  10,564
  9/6/2006              $ 10,373                       $  10,489
  9/7/2006              $ 10,353                       $  10,452
  9/8/2006              $ 10,349                       $  10,443
  9/9/2006              $ 10,349                       $  10,443
 9/10/2006              $ 10,349                       $  10,443
 9/11/2006              $ 10,341                       $  10,397
 9/12/2006              $ 10,409                       $  10,420
 9/13/2006              $ 10,453                       $  10,470
 9/14/2006              $ 10,433                       $  10,461
 9/15/2006              $ 10,425                       $  10,461
 9/16/2006              $ 10,425                       $  10,461
 9/17/2006              $ 10,425                       $  10,461
 9/18/2006              $ 10,433                       $  10,489
 9/19/2006              $ 10,389                       $  10,455
 9/20/2006              $ 10,425                       $  10,460
 9/21/2006              $ 10,381                       $  10,455
 9/22/2006              $ 10,353                       $  10,415
 9/23/2006              $ 10,353                       $  10,415
 9/24/2006              $ 10,353                       $  10,415
 9/25/2006              $ 10,381                       $  10,404
 9/26/2006              $ 10,429                       $  10,442
 9/27/2006              $ 10,421                       $  10,472
 9/28/2006              $ 10,397                       $  10,478
 9/29/2006              $ 10,389                       $  10,483
 9/30/2006              $ 10,389                       $  10,483
 10/1/2006              $ 10,389                       $  10,483
 10/2/2006              $ 10,381                       $  10,466
 10/3/2006              $ 10,373                       $  10,425
 10/4/2006              $ 10,445                       $  10,466
 10/5/2006              $ 10,469                       $  10,555
 10/6/2006              $ 10,441                       $  10,533
 10/7/2006              $ 10,441                       $  10,533
 10/8/2006              $ 10,441                       $  10,533
 10/9/2006              $ 10,441                       $  10,532
10/10/2006              $ 10,449                       $  10,560
10/11/2006              $ 10,429                       $  10,533
10/12/2006              $ 10,505                       $  10,605
10/13/2006              $ 10,533                       $  10,639
10/14/2006              $ 10,533                       $  10,639
10/15/2006              $ 10,533                       $  10,639
10/16/2006              $ 10,561                       $  10,676
10/17/2006              $ 10,521                       $  10,636
10/18/2006              $ 10,537                       $  10,648
10/19/2006              $ 10,569                       $  10,714
10/20/2006              $ 10,529                       $  10,728
10/21/2006              $ 10,529                       $  10,728
10/22/2006              $ 10,529                       $  10,728
10/23/2006              $ 10,577                       $  10,747
10/24/2006              $ 10,609                       $  10,770
10/25/2006              $ 10,650                       $  10,808
10/26/2006              $ 10,686                       $  10,849
10/27/2006              $ 10,601                       $  10,818
10/28/2006              $ 10,601                       $  10,818
10/29/2006              $ 10,601                       $  10,818
10/30/2006              $ 10,601                       $  10,785
10/31/2006              $ 10,581                       $  10,791
 11/1/2006              $ 10,465                       $  10,767
 11/2/2006              $ 10,445                       $  10,766
 11/3/2006              $ 10,429                       $  10,815
 11/4/2006              $ 10,429                       $  10,815
 11/5/2006              $ 10,429                       $  10,815
 11/6/2006              $ 10,509                       $  10,872
 11/7/2006              $ 10,521                       $  10,888
 11/8/2006              $ 10,537                       $  10,893
 11/9/2006              $ 10,493                       $  10,900
11/10/2006              $ 10,521                       $  10,878
11/11/2006              $ 10,521                       $  10,878
11/12/2006              $ 10,521                       $  10,878
11/13/2006              $ 10,533                       $  10,877
11/14/2006              $ 10,597                       $  10,901
11/15/2006              $ 10,626                       $  10,931
11/16/2006              $ 10,621                       $  10,911
11/17/2006              $ 10,617                       $  10,901
11/18/2006              $ 10,617                       $  10,901
11/19/2006              $ 10,617                       $  10,901
11/20/2006              $ 10,626                       $  10,908
11/21/2006              $ 10,630                       $  10,980
11/22/2006              $ 10,646                       $  11,011
11/23/2006              $ 10,646                       $  11,011
11/24/2006              $ 10,634                       $  11,011
11/25/2006              $ 10,634                       $  11,011
11/26/2006              $ 10,634                       $  11,011
11/27/2006              $ 10,525                       $  10,928
11/28/2006              $ 10,546                       $  10,936
11/29/2006              $ 10,634                       $  11,017
11/30/2006              $ 10,663                       $  11,041
 12/1/2006              $ 10,646                       $  11,029
 12/2/2006              $ 10,646                       $  11,029
 12/3/2006              $ 10,646                       $  11,029
 12/4/2006              $ 10,726                       $  11,083
 12/5/2006              $ 10,755                       $  11,098
 12/6/2006              $ 10,742                       $  11,098
 12/7/2006              $ 10,717                       $  11,114
 12/8/2006              $ 10,721                       $  11,129
 12/9/2006              $ 10,721                       $  11,129
12/10/2006              $ 10,721                       $  11,129
12/11/2006              $ 10,734                       $  11,129
12/12/2006              $ 10,696                       $  11,099
12/13/2006              $ 10,705                       $  11,115
12/14/2006              $ 10,751                       $  11,139
12/15/2006              $ 10,751                       $  11,130
12/16/2006              $ 10,751                       $  11,130
12/17/2006              $ 10,751                       $  11,130
12/18/2006              $ 10,721                       $  11,084
12/19/2006              $ 10,738                       $  11,089
12/20/2006              $ 10,721                       $  11,085
12/21/2006              $ 10,696                       $  11,056
12/22/2006              $ 10,659                       $  11,036
12/23/2006              $ 10,659                       $  11,036
12/24/2006              $ 10,659                       $  11,036
12/25/2006              $ 10,659                       $  11,036
12/26/2006              $ 10,713                       $  11,047
12/27/2006              $ 10,788                       $  11,109
12/28/2006              $ 10,767                       $  11,111
12/29/2006              $ 10,721                       $  11,102
12/30/2006              $ 10,721                       $  11,102
12/31/2006              $ 10,721                       $  11,102
  1/1/2007              $ 10,721                       $  11,102
  1/2/2007              $ 10,721                       $  11,102
  1/3/2007              $ 10,734                       $  11,083
  1/4/2007              $ 10,726                       $  11,042
  1/5/2007              $ 10,650                       $  11,010
  1/6/2007              $ 10,650                       $  11,010
  1/7/2007              $ 10,650                       $  11,010
  1/8/2007              $ 10,671                       $  11,048
  1/9/2007              $ 10,659                       $  11,053
 1/10/2007              $ 10,667                       $  11,062
 1/11/2007              $ 10,738                       $  11,135
 1/12/2007              $ 10,788                       $  11,193
 1/13/2007              $ 10,788                       $  11,193
 1/14/2007              $ 10,788                       $  11,193
 1/15/2007              $ 10,788                       $  11,193
 1/16/2007              $ 10,784                       $  11,200
 1/17/2007              $ 10,784                       $  11,194
 1/18/2007              $ 10,763                       $  11,157
 1/19/2007              $ 10,822                       $  11,204
 1/20/2007              $ 10,822                       $  11,204
 1/21/2007              $ 10,822                       $  11,204
 1/22/2007              $ 10,788                       $  11,202
 1/23/2007              $ 10,834                       $  11,266
 1/24/2007              $ 10,914                       $  11,319
 1/25/2007              $ 10,834                       $  11,256
 1/26/2007              $ 10,847                       $  11,270
 1/27/2007              $ 10,847                       $  11,270
 1/28/2007              $ 10,847                       $  11,270
 1/29/2007              $ 10,851                       $  11,278
 1/30/2007              $ 10,893                       $  11,312
 1/31/2007              $ 10,960                       $  11,347
  2/1/2007              $ 11,006                       $  11,404
  2/2/2007              $ 11,014                       $  11,403
  2/3/2007              $ 11,014                       $  11,403
  2/4/2007              $ 11,014                       $  11,403
  2/5/2007              $ 11,035                       $  11,398
  2/6/2007              $ 11,068                       $  11,412
  2/7/2007              $ 11,085                       $  11,419
  2/8/2007              $ 11,068                       $  11,435
  2/9/2007              $ 11,010                       $  11,409
 2/10/2007              $ 11,010                       $  11,409
 2/11/2007              $ 11,010                       $  11,409
 2/12/2007              $ 10,997                       $  11,377
 2/13/2007              $ 11,081                       $  11,426
 2/14/2007              $ 11,118                       $  11,477
 2/15/2007              $ 11,127                       $  11,496
 2/16/2007              $ 11,118                       $  11,501
 2/17/2007              $ 11,118                       $  11,501
 2/18/2007              $ 11,118                       $  11,501
 2/19/2007              $ 11,118                       $  11,501
 2/20/2007              $ 11,160                       $  11,527
 2/21/2007              $ 11,148                       $  11,569
 2/22/2007              $ 11,123                       $  11,586
 2/23/2007              $ 11,102                       $  11,589
 2/24/2007              $ 11,102                       $  11,589
 2/25/2007              $ 11,102                       $  11,589
 2/26/2007              $ 11,077                       $  11,605
 2/27/2007              $ 10,792                       $  11,335
 2/28/2007              $ 10,851                       $  11,362
  3/1/2007              $ 10,838                       $  11,324
  3/2/2007              $ 10,759                       $  11,225
  3/3/2007              $ 10,759                       $  11,225
  3/4/2007              $ 10,759                       $  11,225
  3/5/2007              $ 10,667                       $  11,142
  3/6/2007              $ 10,784                       $  11,246
  3/7/2007              $ 10,763                       $  11,266
  3/8/2007              $ 10,834                       $  11,323
  3/9/2007              $ 10,843                       $  11,326
 3/10/2007              $ 10,843                       $  11,326
 3/11/2007              $ 10,843                       $  11,326
 3/12/2007              $ 10,880                       $  11,358
 3/13/2007              $ 10,721                       $  11,237
 3/14/2007              $ 10,763                       $  11,236
 3/15/2007              $ 10,813                       $  11,285
 3/16/2007              $ 10,788                       $  11,276
 3/17/2007              $ 10,788                       $  11,276
 3/18/2007              $ 10,788                       $  11,276
 3/19/2007              $ 10,884                       $  11,357
 3/20/2007              $ 10,951                       $  11,407
 3/21/2007              $ 11,064                       $  11,522
 3/22/2007              $ 11,064                       $  11,552
 3/23/2007              $ 11,077                       $  11,563
 3/24/2007              $ 11,077                       $  11,563
 3/25/2007              $ 11,077                       $  11,563
 3/26/2007              $ 11,064                       $  11,593
 3/27/2007              $ 11,014                       $  11,567
 3/28/2007              $ 10,947                       $  11,519
 3/29/2007              $ 10,980                       $  11,555
 3/30/2007              $ 10,989                       $  11,559
 3/31/2007              $ 10,989                       $  11,559

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                                 A-CLASS                            C-CLASS                    H-CLASS
                                                (09/19/05)                        (09/19/05)                  (09/19/05)
------------------------------------------------------------------------------------------------------------------------------
                                   ONE    ONE      SINCE       SINCE       ONE      ONE        SINCE       ONE         SINCE
                                  YEAR   YEAR*   INCEPTION   INCEPTION*   YEAR     YEAR**    INCEPTION     YEAR      INCEPTION
------------------------------------------------------------------------------------------------------------------------------
HEDGED EQUITY FUND                5.82%  0.83%     6.34%       3.00%      5.05%     4.05%      5.57%       5.86%       6.36%
DOW JONES HEDGE FUND EQUITY
   LONG/SHORT INDEX               6.71%  6.71%     9.94%       9.94%      6.71%     6.71%      9.94%       6.71%       9.94%
------------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX IS AN UNMANAGED INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

INCEPTION: September 23, 2002

Rydex Multi-Cap Core Equity Fund seeks to produce long-term superior performance using two key drivers: 1) a bias to small and mid-cap stocks and 2) a disciplined and balanced stock selection. The Fund's equity portfolio is allocated across each market cap group in generally equal proportions, thereby giving greater weight to small and mid-cap stocks.

During the period, large-cap stocks outperformed both mid and small-cap issues. While the performance shortfall was relatively slight for mid-caps, small-caps trailed the large-cap Russell Top 200(R) Index by almost 6%. Thus, a higher allocation to small-cap stocks detracted from results.

Additionally, the investment team uses a quantitative investment model that selects stocks that exhibit attractive growth prospects, yet still have reasonable valuations (or growth at a reasonable price). Overall, the value-added from this endeavor reduced, but did not eliminate the losses due to the small-cap allocation. The Portfolio benefited the most from stock selection in the technology, consumer, and industrial sectors.

Sector-wise, themes such as historically high energy prices and demand for raw material were major trends driving Fund performance. Indeed, this can be seen among the sectors with some of the strongest performance: energy, utilities and basic materials. Resurging strength in telecommunications, also one of the leading sectors in the period, also benefited Fund performance. Rydex Multi-Cap Core Equity Fund H-Class gained 8.83% during the last one-year period. Its benchmark, the Russell 3000(R) Index, gained 11.28%.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                MULTI-CAP CORE EQUITY FUND
Other                                                     10.8%
Financials                                                19.4%
Information Technology                                    16.0%
Consumer Discretionary                                    14.0%
Industrials                                               12.3%
Health Care                                               10.8%
Energy                                                     7.6%
Consumer Staples                                           6.5%
Futures Contracts                                          2.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                       September 23, 2002
H-Class                                                       September 23, 2002

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           1.3%
General Electric Co.                                                        1.0%
Bank of America Corp.                                                       0.9%
Altria Group, Inc.                                                          0.8%
J.P. Morgan Chase & Co.                                                     0.7%
Procter & Gamble Co.                                                        0.7%
International Business Machines Corp.                                       0.7%
Chevron Corp.                                                               0.6%
Citigroup, Inc.                                                             0.6%
Pfizer, Inc.                                                                0.6%
--------------------------------------------------------------------------------
Top Ten Total                                                               7.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  MULTI-CAP CORE EQUITY FUND          RUSSELL
    DATE                   C-CLASS                 3000(R) INDEX

 9/23/2002                $ 10,000                    $ 10,000
 9/30/2002                $  9,880                    $  9,819
10/31/2002                $ 10,460                    $ 10,601
11/30/2002                $ 11,090                    $ 11,243
12/31/2002                $ 10,510                    $ 10,607
 1/31/2003                $ 10,260                    $ 10,348
 2/28/2003                $ 10,050                    $ 10,177
 3/31/2003                $ 10,110                    $ 10,284
 4/30/2003                $ 10,870                    $ 11,124
 5/31/2003                $ 11,610                    $ 11,796
 6/30/2003                $ 11,730                    $ 11,955
 7/31/2003                $ 12,100                    $ 12,229
 8/31/2003                $ 12,340                    $ 12,500
 9/30/2003                $ 12,260                    $ 12,365
10/31/2003                $ 13,030                    $ 13,113
11/30/2003                $ 13,440                    $ 13,293
12/31/2003                $ 13,811                    $ 13,901
 1/31/2004                $ 14,255                    $ 14,191
 2/29/2004                $ 14,456                    $ 14,383
 3/31/2004                $ 14,386                    $ 14,212
 4/30/2004                $ 13,821                    $ 13,918
 5/31/2004                $ 14,033                    $ 14,120
 6/30/2004                $ 14,456                    $ 14,401
 7/31/2004                $ 13,771                    $ 13,856
 8/31/2004                $ 13,761                    $ 13,913
 9/30/2004                $ 14,154                    $ 14,127
10/31/2004                $ 14,335                    $ 14,359
11/30/2004                $ 15,232                    $ 15,027
12/31/2004                $ 15,735                    $ 15,562
 1/31/2005                $ 15,357                    $ 15,148
 2/28/2005                $ 15,714                    $ 15,481
 3/31/2005                $ 15,441                    $ 15,219
 4/30/2005                $ 14,864                    $ 14,889
 5/31/2005                $ 15,504                    $ 15,453
 6/30/2005                $ 15,840                    $ 15,561
 7/31/2005                $ 16,565                    $ 16,199
 8/31/2005                $ 16,365                    $ 16,045
 9/30/2005                $ 16,533                    $ 16,185
10/31/2005                $ 16,155                    $ 15,882
11/30/2005                $ 16,795                    $ 16,500
12/31/2005                $ 16,807                    $ 16,515
 1/31/2006                $ 17,595                    $ 17,066
 2/28/2006                $ 17,495                    $ 17,097
 3/31/2006                $ 18,017                    $ 17,392
 4/30/2006                $ 18,139                    $ 17,581
 5/31/2006                $ 17,329                    $ 17,018
 6/30/2006                $ 17,351                    $ 17,048
 7/31/2006                $ 17,129                    $ 17,032
 8/31/2006                $ 17,440                    $ 17,449
 9/30/2006                $ 17,761                    $ 17,840
10/31/2006                $ 18,483                    $ 18,482
11/30/2006                $ 18,905                    $ 18,884
12/31/2006                $ 19,166                    $ 19,110
 1/31/2007                $ 19,606                    $ 19,474
 2/28/2007                $ 19,249                    $ 19,154
 3/31/2007                $ 19,463                    $ 19,354

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  MULTI-CAP CORE EQUITY FUND           RUSSELL
   DATE                    H-CLASS                 3000(R) INDEX

 9/23/2002                $ 10,000                    $ 10,000
 9/30/2002                $  9,880                    $  9,819
10/31/2002                $ 10,460                    $ 10,601
11/30/2002                $ 11,100                    $ 11,243
12/31/2002                $ 10,530                    $ 10,607
 1/31/2003                $ 10,290                    $ 10,348
 2/28/2003                $ 10,080                    $ 10,177
 3/31/2003                $ 10,150                    $ 10,284
 4/30/2003                $ 10,920                    $ 11,124
 5/31/2003                $ 11,670                    $ 11,796
 6/30/2003                $ 11,800                    $ 11,955
 7/31/2003                $ 12,190                    $ 12,229
 8/31/2003                $ 12,440                    $ 12,500
 9/30/2003                $ 12,360                    $ 12,365
10/31/2003                $ 13,140                    $ 13,113
11/30/2003                $ 13,570                    $ 13,293
12/31/2003                $ 13,951                    $ 13,901
 1/31/2004                $ 14,415                    $ 14,191
 2/29/2004                $ 14,626                    $ 14,383
 3/31/2004                $ 14,556                    $ 14,212
 4/30/2004                $ 13,991                    $ 13,918
 5/31/2004                $ 14,223                    $ 14,120
 6/30/2004                $ 14,657                    $ 14,401
 7/31/2004                $ 13,971                    $ 13,856
 8/31/2004                $ 13,971                    $ 13,913
 9/30/2004                $ 14,384                    $ 14,127
10/31/2004                $ 14,576                    $ 14,359
11/30/2004                $ 15,493                    $ 15,027
12/31/2004                $ 16,016                    $ 15,562
 1/31/2005                $ 15,649                    $ 15,148
 2/28/2005                $ 16,006                    $ 15,481
 3/31/2005                $ 15,744                    $ 15,219
 4/30/2005                $ 15,167                    $ 14,889
 5/31/2005                $ 15,828                    $ 15,453
 6/30/2005                $ 16,184                    $ 15,561
 7/31/2005                $ 16,929                    $ 16,199
 8/31/2005                $ 16,740                    $ 16,045
 9/30/2005                $ 16,929                    $ 16,185
10/31/2005                $ 16,551                    $ 15,882
11/30/2005                $ 17,212                    $ 16,500
12/31/2005                $ 17,234                    $ 16,515
 1/31/2006                $ 18,053                    $ 17,066
 2/28/2006                $ 17,965                    $ 17,097
 3/31/2006                $ 18,507                    $ 17,392
 4/30/2006                $ 18,651                    $ 17,581
 5/31/2006                $ 17,821                    $ 17,018
 6/30/2006                $ 17,865                    $ 17,048
 7/31/2006                $ 17,644                    $ 17,032
 8/31/2006                $ 17,976                    $ 17,449
 9/30/2006                $ 18,319                    $ 17,840
10/31/2006                $ 19,072                    $ 18,482
11/30/2006                $ 19,527                    $ 18,884
12/31/2006                $ 19,810                    $ 19,110
 1/31/2007                $ 20,271                    $ 19,474
 2/28/2007                $ 19,917                    $ 19,154
 3/31/2007                $ 20,141                    $ 19,354

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                                  A-CLASS                           C-CLASS                H-CLASS
                                                 (03/31/04)                        (09/23/02)             (09/23/02)
-------------------------------------------------------------------------------------------------------------------------
                                   ONE    ONE      SINCE        SINCE       ONE     ONE       SINCE     ONE      SINCE
                                  YEAR   YEAR*   INCEPTION    INCEPTION*    YEAR    YEAR**  INCEPTION   YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND        8.89%   3.74%    11.46%        9.66%      8.03%   7.03%     15.88%     8.83%   16.76%
RUSSELL 3000(R) INDEX            11.28%  11.28%    10.84%       10.84%     11.28%  11.28%     15.74%    11.28%   15.74%
-------------------------------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 3000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

SECTOR ROTATION FUND

OBJECTIVE: Seeks long-term capital appreciation.

INCEPTION: March 22, 2002

In 2006, industry momentum was strong in the beginning of the year, though it struggled for the rest of the year. At a sector level, the Fund did well with an overweight in telecommunication services and large underweights in financials and information technology. The Fund was hurt by positions in the industrials, energy, materials, consumer staples and consumer discretionary sectors. At the more granular industry level, overweights in real estate management & development, wireless telecommunication services and REITs were beneficial to performance, as were underweights in communications equipment and semiconductors, both of which struggled in 2006. Positions in the energy equipment & services, trading companies & distributors, and metals & mining all had negative impacts on the Fund's performance. Rydex Sector Rotation Fund H-Class finished the year up 2.81%, underperforming the S&P 500 Index's 11.83% return.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                           SECTOR ROTATION FUND

Other                                                               3.4%
Materials                                                          20.7%
Utilities                                                          16.7%
Telecommunication Services                                         13.7%
Financials                                                         12.0%
Consumer Staples                                                   10.0%
Industrials                                                         9.1%
Consumer Discretionary                                              9.0%
Information Technology                                              5.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                           March 22, 2002
H-Class                                                           March 22, 2002

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
TXU Corp.                                                                   3.3%
Constellation Energy Group, Inc.                                            2.6%
Brookfield Asset Management,
  Inc. -- Class A                                                           2.6%
AES Corp.                                                                   2.3%
Cemex SAB de C.V. -- SP ADR                                                 2.1%
Avon Products, Inc.                                                         2.1%
Mirant Corp.                                                                2.1%
NRG Energy, Inc.                                                            1.9%
AT&T, Inc.                                                                  1.8%
Brookfield Properties Corp.                                                 1.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              22.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

SECTOR ROTATION FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       SECTOR ROTATION FUND
    DATE                     C-CLASS                   S&P 500 INDEX

 3/22/2002                   $10,000                       $10,000
 3/31/2002                   $ 9,990                       $ 9,990
 4/30/2002                   $10,020                       $ 9,385
 5/31/2002                   $ 9,910                       $ 9,315
 6/30/2002                   $ 9,470                       $ 8,652
 7/31/2002                   $ 8,550                       $ 7,977
 8/31/2002                   $ 8,450                       $ 8,030
 9/30/2002                   $ 7,760                       $ 7,157
10/31/2002                   $ 7,800                       $ 7,787
11/30/2002                   $ 8,250                       $ 8,245
12/31/2002                   $ 7,740                       $ 7,761
 1/31/2003                   $ 7,510                       $ 7,558
 2/28/2003                   $ 7,380                       $ 7,444
 3/31/2003                   $ 7,530                       $ 7,517
 4/30/2003                   $ 7,990                       $ 8,136
 5/31/2003                   $ 8,750                       $ 8,564
 6/30/2003                   $ 8,710                       $ 8,674
 7/31/2003                   $ 8,970                       $ 8,827
 8/31/2003                   $ 9,390                       $ 8,999
 9/30/2003                   $ 9,130                       $ 8,903
10/31/2003                   $ 9,850                       $ 9,407
11/30/2003                   $ 9,940                       $ 9,490
12/31/2003                   $10,060                       $ 9,987
 1/31/2004                   $10,370                       $10,171
 2/29/2004                   $10,540                       $10,312
 3/31/2004                   $10,300                       $10,156
 4/30/2004                   $ 9,660                       $ 9,997
 5/31/2004                   $ 9,750                       $10,134
 6/30/2004                   $10,060                       $10,331
 7/31/2004                   $ 9,580                       $ 9,989
 8/31/2004                   $ 9,460                       $10,030
 9/30/2004                   $ 9,870                       $10,138
10/31/2004                   $10,070                       $10,293
11/30/2004                   $10,650                       $10,710
12/31/2004                   $11,010                       $11,074
 1/31/2005                   $10,570                       $10,804
 2/28/2005                   $11,110                       $11,031
 3/31/2005                   $10,870                       $10,836
 4/30/2005                   $10,440                       $10,631
 5/31/2005                   $10,900                       $10,969
 6/30/2005                   $11,280                       $10,984
 7/31/2005                   $11,840                       $11,393
 8/31/2005                   $11,960                       $11,289
 9/30/2005                   $12,510                       $11,380
10/31/2005                   $11,920                       $11,191
11/30/2005                   $12,290                       $11,614
12/31/2005                   $12,470                       $11,618
 1/31/2006                   $13,590                       $11,926
 2/28/2006                   $13,220                       $11,958
 3/31/2006                   $13,760                       $12,107
 4/30/2006                   $13,960                       $12,269
 5/31/2006                   $13,120                       $11,916
 6/30/2006                   $12,900                       $11,932
 7/31/2006                   $12,410                       $12,006
 8/31/2006                   $12,630                       $12,292
 9/30/2006                   $12,420                       $12,608
10/31/2006                   $13,170                       $13,019
11/30/2006                   $13,727                       $13,267
12/31/2006                   $13,779                       $13,453
 1/31/2007                   $14,100                       $13,656
 2/28/2007                   $13,986                       $13,389
 3/31/2007                   $14,038                       $13,539

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         SECTOR ROTATION FUND
   DATE                       H-CLASS                  S&P 500 INDEX

 3/22/2002                   $10,000                      $ 10,000
 3/31/2002                   $ 9,990                      $  9,990
 4/30/2002                   $10,030                      $  9,385
 5/31/2002                   $ 9,920                      $  9,315
 6/30/2002                   $ 9,490                      $  8,652
 7/31/2002                   $ 8,570                      $  7,977
 8/31/2002                   $ 8,470                      $  8,030
 9/30/2002                   $ 7,780                      $  7,157
10/31/2002                   $ 7,840                      $  7,787
11/30/2002                   $ 8,290                      $  8,245
12/31/2002                   $ 7,780                      $  7,761
 1/31/2003                   $ 7,550                      $  7,558
 2/28/2003                   $ 7,430                      $  7,444
 3/31/2003                   $ 7,580                      $  7,517
 4/30/2003                   $ 8,060                      $  8,136
 5/31/2003                   $ 8,820                      $  8,564
 6/30/2003                   $ 8,790                      $  8,674
 7/31/2003                   $ 9,050                      $  8,827
 8/31/2003                   $ 9,490                      $  8,999
 9/30/2003                   $ 9,240                      $  8,903
10/31/2003                   $ 9,970                      $  9,407
11/30/2003                   $10,060                      $  9,490
12/31/2003                   $10,190                      $  9,987
 1/31/2004                   $10,510                      $ 10,171
 2/29/2004                   $10,680                      $ 10,312
 3/31/2004                   $10,450                      $ 10,156
 4/30/2004                   $ 9,810                      $  9,997
 5/31/2004                   $ 9,910                      $ 10,134
 6/30/2004                   $10,230                      $ 10,331
 7/31/2004                   $ 9,750                      $  9,989
 8/31/2004                   $ 9,630                      $ 10,030
 9/30/2004                   $10,060                      $ 10,138
10/31/2004                   $10,270                      $ 10,293
11/30/2004                   $10,870                      $ 10,710
12/31/2004                   $11,240                      $ 11,074
 1/31/2005                   $10,800                      $ 10,804
 2/28/2005                   $11,350                      $ 11,031
 3/31/2005                   $11,120                      $ 10,836
 4/30/2005                   $10,680                      $ 10,631
 5/31/2005                   $11,160                      $ 10,969
 6/30/2005                   $11,560                      $ 10,984
 7/31/2005                   $12,140                      $ 11,393
 8/31/2005                   $12,270                      $ 11,289
 9/30/2005                   $12,850                      $ 11,380
10/31/2005                   $12,240                      $ 11,191
11/30/2005                   $12,630                      $ 11,614
12/31/2005                   $12,830                      $ 11,618
 1/31/2006                   $13,990                      $ 11,926
 2/28/2006                   $13,610                      $ 11,958
 3/31/2006                   $14,180                      $ 12,107
 4/30/2006                   $14,400                      $ 12,269
 5/31/2006                   $13,540                      $ 11,916
 6/30/2006                   $13,320                      $ 11,932
 7/31/2006                   $12,820                      $ 12,006
 8/31/2006                   $13,060                      $ 12,292
 9/30/2006                   $12,840                      $ 12,608
10/31/2006                   $13,630                      $ 13,019
11/30/2006                   $14,217                      $ 13,267
12/31/2006                   $14,279                      $ 13,453
 1/31/2007                   $14,620                      $ 13,656
 2/28/2007                   $14,517                      $ 13,389
 3/31/2007                   $14,579                      $ 13,539

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                      A-CLASS                             C-CLASS
                                    (03/31/04)                          (03/22/02)
-----------------------------------------------------------------------------------------------
                        ONE    ONE     SINCE       SINCE       ONE    ONE     FIVE      SINCE
                       YEAR   YEAR*  INCEPTION   INCEPTION*   YEAR   YEAR**   YEAR    INCEPTION
-----------------------------------------------------------------------------------------------
SECTOR ROTATION FUND   2.75%  -2.16%   11.64%       9.84%     2.02%   1.02%   7.04%     6.98%
S&P 500 INDEX         11.83%  11.83%   10.06%      10.06%    11.83%  11.83%   6.27%     6.22%
-----------------------------------------------------------------------------------------------

                                    H-CLASS
                                  (03/22/02)
----------------------------------------------------
                            ONE    FIVE     SINCE
                            YEAR   YEAR   INCEPTION
----------------------------------------------------
SECTOR ROTATION FUND        2.81%  7.85%    7.79%
S&P 500 INDEX              11.83%  6.27%    6.22%
----------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

                                [GRAPHIC OMITTED]

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

MANAGED FUTURES FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R).

INCEPTION: March 2, 2007

Rydex Managed Futures Fund commenced operations on March 2, 2007. During the brief period ended March 31, 2007, the H-Class gained 0.12%.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       MANAGED FUTURES FUND         S&P DIVERSIFIED
   DATE                      C-CLASS              TRENDS INDICATOR(R)

 3/2/2007                    $10,000                     $10,000
 3/3/2007                    $10,000                     $10,000
 3/4/2007                    $10,000                     $10,000
 3/5/2007                    $ 9,908                     $ 9,960
 3/6/2007                    $ 9,912                     $ 9,986
 3/7/2007                    $ 9,944                     $10,025
 3/8/2007                    $ 9,940                     $10,024
 3/9/2007                    $ 9,944                     $ 9,994
3/10/2007                    $ 9,944                     $ 9,994
3/11/2007                    $ 9,944                     $ 9,994
3/12/2007                    $ 9,908                     $ 9,961
3/13/2007                    $ 9,896                     $ 9,950
3/14/2007                    $ 9,892                     $ 9,949
3/15/2007                    $ 9,856                     $ 9,910
3/16/2007                    $ 9,844                     $ 9,908
3/17/2007                    $ 9,844                     $ 9,908
3/18/2007                    $ 9,844                     $ 9,908
3/19/2007                    $ 9,852                     $ 9,919
3/20/2007                    $ 9,864                     $ 9,936
3/21/2007                    $ 9,912                     $ 9,976
3/22/2007                    $ 9,956                     $10,018
3/23/2007                    $ 9,940                     $10,001
3/24/2007                    $ 9,940                     $10,001
3/25/2007                    $ 9,940                     $10,001
3/26/2007                    $ 9,964                     $10,019
3/27/2007                    $ 9,972                     $10,035
3/28/2007                    $ 9,988                     $10,052
3/29/2007                    $10,036                     $10,105
3/30/2007                    $10,008                     $10,078
3/31/2007                    $10,008                     $10,078

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       MANAGED FUTURES FUND          S&P DIVERSIFIED
   DATE                      H-CLASS               TRENDS INDICATOR(R)

 3/2/2007                    $10,000                     $10,000
 3/3/2007                    $10,000                     $10,000
 3/4/2007                    $10,000                     $10,000
 3/5/2007                    $ 9,908                     $ 9,960
 3/6/2007                    $ 9,912                     $ 9,986
 3/7/2007                    $ 9,944                     $10,025
 3/8/2007                    $ 9,940                     $10,024
 3/9/2007                    $ 9,944                     $ 9,994
3/10/2007                    $ 9,944                     $ 9,994
3/11/2007                    $ 9,944                     $ 9,994
3/12/2007                    $ 9,908                     $ 9,961
3/13/2007                    $ 9,900                     $ 9,950
3/14/2007                    $ 9,892                     $ 9,949
3/15/2007                    $ 9,856                     $ 9,910
3/16/2007                    $ 9,848                     $ 9,908
3/17/2007                    $ 9,848                     $ 9,908
3/18/2007                    $ 9,848                     $ 9,908
3/19/2007                    $ 9,856                     $ 9,919
3/20/2007                    $ 9,864                     $ 9,936
3/21/2007                    $ 9,916                     $ 9,976
3/22/2007                    $ 9,960                     $10,018
3/23/2007                    $ 9,940                     $10,001
3/24/2007                    $ 9,940                     $10,001
3/25/2007                    $ 9,940                     $10,001
3/26/2007                    $ 9,968                     $10,019
3/27/2007                    $ 9,976                     $10,035
3/28/2007                    $ 9,992                     $10,052
3/29/2007                    $10,040                     $10,105
3/30/2007                    $10,012                     $10,078
3/31/2007                    $10,012                     $10,078

TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                              A-CLASS                  C-CLASS            H-CLASS
                                             (03/02/07)               (03/02/07)         (03/02/07)
---------------------------------------------------------------------------------------------------
                                        SINCE        SINCE       SINCE        SINCE        SINCE
                                      INCEPTION   INCEPTION*   INCEPTION   INCEPTION**   INCEPTION
---------------------------------------------------------------------------------------------------
MANAGED FUTURES FUND                    0.12%       -4.65%       0.08%       -0.92%        0.12%
S&P DIVERSIFIED TRENDS INDICATOR(R)     0.78%        0.78%       0.78%        0.78%        0.78%
---------------------------------------------------------------------------------------------------

 *    RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

**    RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P DIVERSIFIED TRENDS INDICATOR(R) INDEX IS AN UNMANAGED INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES (WITHOUT CDSC) AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                 MANAGED FUTURES FUND

DTI Linked Notes                                         100.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                            March 2, 2007
C-Class                                                            March 2, 2007
H-Class                                                            March 2, 2007

The Fund invests principally in exchange traded funds and derivative investments such as commodity, currency and financial linked notes, futures contracts, and options on index futures.


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 56.2%

FINANCIALS 10.9%
   INSURANCE 3.9%
   MetLife, Inc.+                                        22,140   $   1,398,141
   Hartford Financial Services Group,
     Inc.+                                               11,170       1,067,629
   Chubb Corp.                                           17,460         902,158
   Genworth Financial, Inc. -- Class A                   21,818         762,321
   Direct General Corp.                                  32,900         699,454
   USI HOLDINGS CORP*                                    41,200         694,220
   21st Century Insurance Group                          31,840         675,008
   Hub International                                     15,910         663,129
   Bristol West Holdings, Inc.+                          29,300         649,581
   SAFECO Corp.+                                          8,110         538,747
   Cincinnati Financial Corp.                            11,750         498,200
   UnumProvident Corp.+                                  18,590         428,128
   Old Republic International Corp.                      19,240         425,589
   Fidelity National Financial,
     Inc. -- Class A                                     16,560         397,606
   American Financial Group, Inc.+                        8,480         288,659
   Ohio Casualty Corp.+                                   8,910         266,854
   First American Corp.                                   2,900         147,088
                                                                  -------------
   TOTAL INSURANCE                                                   10,502,512
                                                                  -------------
   REAL ESTATE 2.4%
   Government Properties Trust, Inc.                     64,780         693,146
   Longview Fibre Co.                                    28,020         690,132
   Realogy Corp.*                                        23,290         689,617
   Winston Hotels, Inc.                                  45,143         678,499
   Spirit Finance Corp.                                  40,950         610,155
   AvalonBay Communities, Inc.+                           3,910         508,300
   Apartment Investment &
     Management Co. -- Class A+                           5,940         342,678
   Brookfield Asset Management,
     Inc. -- Class A                                      6,300         329,238
   Brookfield Properties Corp.                            5,760         232,128
   Forest City Enterprises,
     Inc. -- Class A+                                     3,100         205,158
   Liberty Property Trust+                                3,650         177,828
   CB Richard Ellis Group,
     Inc. -- Class A*+                                    4,220         144,240
   The St. Joe Co.+                                       2,560         133,914
   Jones Lang LaSalle, Inc.                               1,210         126,179
   General Growth Properties, Inc.+                       1,460          94,272
   ProLogis+                                              1,310          85,058
   Host Hotels & Resorts, Inc.                            3,020          79,456
   KIMCO Realty Corp.+                                    1,510          73,597
   Equity Residential+                                    1,490          71,863
   Archstone-Smith Trust+                                 1,250          67,850
   Highwoods Properties, Inc.+                            1,430          56,471
   Plum Creek Timber Co., Inc.
     (REIT)+                                              1,430          56,371

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Macerich Co.+                                            610   $      56,340
   Developers Diversified Realty Corp.                      880          55,352
                                                                  -------------
   TOTAL REAL ESTATE                                                  6,257,842
                                                                  -------------
   CAPITAL MARKETS 1.3%
   Goldman Sachs Group, Inc.                              6,360       1,314,167
   Bank of New York Co., Inc.                            16,110         653,260
   Investors Financial Services Corp.                    11,010         640,231
   Lehman Brothers Holdings, Inc.                         6,840         479,279
   A.G. Edwards, Inc.+                                    4,910         339,674
                                                                  -------------
   TOTAL CAPITAL MARKETS                                              3,426,611
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.3%
   Washington Mutual, Inc.+                              27,780       1,121,756
   Radian Group, Inc.+                                   18,520       1,016,378
   Pennfed Financial Services, Inc.                      32,730         709,259
   Sovereign Bancorp, Inc.+                              11,220         285,437
   IndyMac Bancorp, Inc.+                                 3,380         108,329
   First Niagara Financial Group, Inc.+                   7,070          98,344
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   3,339,503
                                                                  -------------
   DIVERSIFIED FINANCIALS 1.1%
   J.P. Morgan Chase & Co.                               21,880       1,058,554
   CIT Group, Inc.                                       16,610         879,001
   Cbot Holdings, Inc.*                                   4,130         749,595
   Leucadia National Corp.+                               7,230         212,707
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                       2,899,857
                                                                  -------------
   BANKS 0.8%
   TD Banknorth, Inc.                                    21,420         688,867
   Mid-State Bancshares                                  18,690         685,736
   Sky Financial Group, Inc.                             23,780         638,731
   SVB Financial Group*+                                  2,290         111,271
                                                                  -------------
   TOTAL BANKS                                                        2,124,605
                                                                  -------------
   CONSUMER FINANCE 0.1%
   AmeriCredit Corp.*+                                    9,070         207,340
   Capital One Financial Corp.+                           2,530         190,914
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               398,254
                                                                  -------------
TOTAL FINANCIALS                                                     28,949,184
                                                                  -------------
INDUSTRIALS 7.3%
   COMMERCIAL SERVICES & SUPPLIES 1.4%
   John H. Harland Co.                                   13,580         695,703
   Synagro Technologies, Inc.                           120,500         686,850
   Adesa, Inc.                                           24,390         673,895
   Central Parking Corp.                                 28,060         622,371
   PHH Corp.*+                                           19,380         592,253
   Manpower, Inc.                                         4,030         297,293
   Allied Waste Industries, Inc.*+                       21,030         264,768
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               3,833,133
                                                                  -------------
   AEROSPACE & DEFENSE 1.4%
   Northrop Grumman Corp.                                13,270         984,900
   Lockheed Martin Corp.                                  7,910         767,428
   K&F Industries Holdings, Inc.*                        24,120         649,552


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Boeing Co.                                             6,280   $     558,355
   Rockwell Collins, Inc.+                                6,209         415,568
   Raytheon Co.+                                          6,140         322,104
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                          3,697,907
                                                                  -------------
   ROAD & RAIL 0.9%
   Norfolk Southern Corp.                                16,060         812,636
   Swift Transportation Co., Inc.*+                      22,320         695,491
   Laidlaw International, Inc.                           19,980         691,308
   YRC Worldwide, Inc.*+                                  3,410         137,150
   Avis Budget Group, Inc.*+                              1,400          38,248
                                                                  -------------
   TOTAL ROAD & RAIL                                                  2,374,833
                                                                  -------------
   AIRLINES 0.7%
   Alaska Air Group, Inc.*                                7,920         301,752
   Ryanair Holdings PLC -- SP ADR*+                       5,040         225,742
   British Airways PLC -- SP ADR*                         2,020         194,970
   AMR Corp.*+                                            4,780         145,551
   Lan Airlines SA -- SP ADR                              2,080         143,312
   UAL Corp.*+                                            2,960         112,983
   Gol Linhas Aereas Inteligentes
      SA -- SP ADR                                        3,540         107,722
   US Airways Group, Inc.*                                2,350         106,878
   Continental Airlines, Inc. -- Class B*                 2,690          97,889
   Tam SA -- SP ADR                                       3,550          94,288
   Copa Holdings SA                                       1,830          94,227
   SkyWest, Inc.+                                         3,030          81,295
   JetBlue Airways Corp.*+                                6,589          75,839
   Southwest Airlines Co.+                                4,300          63,210
                                                                  -------------
   TOTAL AIRLINES                                                     1,845,658
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 0.6%
   Tyco International Ltd.                               47,380       1,494,839
   Sequa Corp. -- Class A*                                1,910         228,761
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     1,723,600
                                                                  -------------
   MACHINERY 0.6%
   Cummins, Inc.                                          3,830         554,277
   Terex Corp.*                                           4,480         321,485
   Timken Co.+                                            8,270         250,664
   AGCO Corp.*+                                           5,890         217,753
   SPX Corp.+                                             1,710         120,042
   Crane Co.+                                             2,910         117,622
   Lincoln Electric Holdings, Inc.+                       1,810         107,804
                                                                  -------------
   TOTAL MACHINERY                                                    1,689,647
                                                                  -------------
   BUILDING PRODUCTS 0.4%
   PW Eagle, Inc.+                                       20,720         684,589
   Masco Corp.+                                          14,248         390,395
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                            1,074,984
                                                                  -------------
   MARINE 0.4%
   Alexander & Baldwin, Inc.+                             4,179         210,789
   Kirby Corp.*+                                          5,329         186,408
   American Commercial Lines, Inc.*                       5,649         177,661
   Horizon Lines, Inc. -- Class A                         4,769         156,519
   Seaspan Corp.                                          5,509         147,586
   Diana Shipping, Inc.+                                  8,089         142,690
                                                                  -------------
   TOTAL MARINE                                                       1,021,653
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.3%
   EGL, Inc.*                                            20,420   $     809,245
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         809,245
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.3%
   Infrasource Services, Inc.*+                          20,390         622,099
   Granite Construction, Inc.                             2,070         114,388
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                     736,487
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.2%
   Bel Fuse, Inc. - Class A                              12,473         471,230
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           471,230
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   United Rentals, Inc.*                                 10,610         291,775
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               291,775
                                                                  -------------
TOTAL INDUSTRIALS                                                    19,570,152
                                                                  -------------
CONSUMER DISCRETIONARY 7.2%
   MEDIA 1.4%
   Clear Channel Communications,
     Inc.+                                               20,330         712,363
   Catalina Marketing Corp.                              19,540         617,073
   Gannett Co., Inc.                                     10,240         576,410
   XM Satellite Radio Holdings, Inc.*+                   44,540         575,457
   Walt Disney Co.+                                      14,480         498,547
   Media General, Inc.+                                   3,870         147,679
   News Corp. -- Class A                                  4,360         100,803
   Viacom, Inc. -- Class B*                               1,440          59,198
   CBS Corp.+                                             1,860          56,897
   WPP Group PLC -- SP ADR                                  710          53,953
   McGraw-Hill Cos., Inc.+                                  850          53,448
   EchoStar Communications Corp.*                         1,230          53,419
   Omnicom Group, Inc.                                      480          49,142
   Liberty Media Corp. -- Capital*                          440          48,660
   Grupo Televisa SA -- SP ADR+                           1,580          47,084
   Westwood One, Inc.+                                    6,300          43,281
   DIRECTV Group, Inc.*+                                    360           8,305
   Cablevision Sys Corp. -- Class A                           2              61
                                                                  -------------
   TOTAL MEDIA                                                        3,701,780
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.3%
   Riviera Holdings Corp.*+                              31,195         871,900
   Station Casinos, Inc.                                  8,280         716,800
   Four Seasons Hotels, Inc.                              8,460         679,338
   OSI Restaurant Partners, Inc.                         17,010         671,895
   Harrah's Entertainment, Inc.                           5,180         437,451
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                3,377,384
                                                                  -------------
   MULTILINE RETAIL 1.1%
   Federated Department Stores,
     Inc.+                                               24,890       1,121,294
   Dollar General Corp.                                  28,110         594,527
   J.C. Penney Co., Inc.+                                 6,319         519,169
   Kohl's Corp.*+                                         4,939         378,377
   Family Dollar Stores, Inc.                             5,469         161,992
   Big Lots, Inc.*+                                       4,830         151,082
   99 Cents Only Stores*+                                 4,799          70,689
                                                                  -------------
   TOTAL MULTILINE RETAIL                                             2,997,130
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   SPECIALTY RETAIL 0.9%
   Claire's Stores, Inc.                                 17,890   $     574,627
   The Gap, Inc.                                         29,960         515,611
   AutoNation, Inc.*                                     15,270         324,335
   GameStop Corp. -- Class A*                             9,340         304,204
   Regis Corp.                                            6,740         272,094
   American Eagle Outfitters, Inc.+                       6,350         190,436
   Payless Shoesource, Inc.*+                             3,459         114,839
   Rent-A-Center, Inc.*                                   3,570          99,889
   AnnTaylor Stores Corp.*                                2,340          90,745
   OfficeMax, Inc.                                          390          20,569
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             2,507,349
                                                                  -------------
   AUTO COMPONENTS 0.9%
   Johnson Controls, Inc.+                                9,710         918,760
   Bandag, Inc.+                                         12,450         631,091
   Lear Corp.*+                                          15,030         548,745
   Goodyear Tire & Rubber Co.*                            4,480         139,731
   Modine Manufacturing Co.                               5,700         130,530
                                                                  -------------
   TOTAL AUTO COMPONENTS                                              2,368,857
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Laureate Education, Inc.*+                            11,520         679,335
   Educate, Inc.*                                        87,920         673,467
   ServiceMaster Co.                                     39,300         604,827
   Career Education Corp.*+                               9,720         296,460
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               2,254,089
                                                                  -------------
   HOUSEHOLD DURABLES 0.4%
   Whirlpool Corp.+                                       4,860         412,663
   Lennar Corp. -- Class A+                               6,000         253,260
   American Greetings Corp.
      -- Class A+                                         7,810         181,270
   Toll Brothers, Inc.*+                                  3,430          93,913
   Furniture Brands International,
      Inc.+                                               3,540          55,861
   Levitt Corp. -- Class A                                3,590          33,423
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           1,030,390
                                                                  -------------
   AUTOMOBILES 0.2%
   Ford Motor Co.+                                       50,180         395,920
                                                                  -------------
   TOTAL AUTOMOBILES                                                    395,920
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.+                                       8,380         266,903
   Callaway Golf Co.+                                     3,440          54,214
   Mattel, Inc.                                             670          18,472
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   339,589
                                                                  -------------
   TEXTILES & APPAREL 0.1%
   Hanesbrands, Inc.*                                    10,210         300,072
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             300,072
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         19,272,560
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 6.7%
   COMMUNICATIONS EQUIPMENT 1.6%
   Cisco Systems, Inc.*                                  63,739   $   1,627,256
   Arris Group, Inc.*                                    95,320       1,342,105
   Corning, Inc.*+                                       18,920         430,241
   Motorola, Inc.+                                       22,110         390,684
   Polycom, Inc.*+                                        6,960         231,977
   CommScope, Inc.*+                                      5,240         224,796
   Plantronics, Inc.                                      2,990          70,624
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     4,317,683
                                                                  -------------
   IT CONSULTING & SERVICES 1.6%
   Affiliated Computer Services,
     Inc. -- Class A*+                                   19,130       1,126,374
   Sabre Holdings Corp.                                  21,250         695,937
   Keane, Inc.*                                          49,019         665,678
   Computer Sciences Corp.*                              10,890         567,696
   First Data Corp.                                      12,170         327,373
   Alliance Data Systems Corp.*+                          5,100         314,262
   Convergys Corp.*                                       9,748         247,697
   BISYS Group, Inc.*                                    18,650         213,729
   Ceridian Corp.*                                        4,240         147,722
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                     4,306,468
                                                                  -------------
   SOFTWARE 1.3%
   Altiris, Inc.*                                        21,200         697,692
   Witness Systems, Inc.*                                25,580         689,381
   Kronos, Inc.*                                         10,810         578,335
   Novell, Inc.*+                                        62,277         449,640
   Compuware Corp.*                                      39,480         374,665
   BMC Software, Inc.*+                                  11,330         348,851
   Mentor Graphics Corp.*                                 9,680         158,171
   Wind River Systems, Inc.*+                             5,789          57,543
                                                                  -------------
   TOTAL SOFTWARE                                                     3,354,278
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
   Aeroflex, Inc.*                                       49,490         650,793
   Paxar Corp.*                                          20,010         574,287
   Arrow Electronics, Inc.*+                             11,970         451,868
   Vishay Intertechnology, Inc.*                         22,510         314,690
   Sanmina-SCI Corp.*+                                   24,470          88,581
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           2,080,219
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.7%
   Netratings, Inc.*                                     33,250         691,600
   Corillian Corp.*                                     137,300         685,127
   Yahoo!, Inc.*+                                        14,218         444,881
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 1,821,608
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.4%
   Agere Systems, Inc.*                                  33,750         763,425
   Micron Technology, Inc.*                              15,330         185,187
   Intersil Corp. -- Class A+                             4,680         123,973
   Cree, Inc.*+                                           6,120         100,735
                                                                  -------------
   TOTAL SEMICONDUCTOR
     & SEMICONDUCTOR EQUIPMENT                                        1,173,320
                                                                  -------------


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 0.3%
   Palm, Inc.*+                                          22,460   $     407,200
   Sun Microsystems, Inc.*+                              49,260         296,053
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        703,253
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         17,756,829
                                                                  -------------
HEALTH CARE 5.9%
   HEALTH CARE PROVIDERS & SERVICES 4.0%
   WellPoint, Inc.*                                      17,830       1,446,013
   McKesson Corp.                                        21,430       1,254,512
   Triad Hospitals, Inc.*+                               23,570       1,231,532
   Aetna, Inc.                                           22,080         966,883
   AmerisourceBergen Corp.+                              13,530         713,707
   United Surgical Partners
      International, Inc.*+                              22,540         694,457
   Genesis HealthCare Corp.*+                            10,980         692,948
   Horizon Health Corp.*+                                35,330         690,702
   Dendrite International, Inc.*                         41,590         651,299
   Sierra Health Services, Inc.*                         14,350         590,790
   Community Health Systems, Inc.*                       14,110         497,378
   LifePoint Hospitals, Inc.*+                            8,710         332,896
   Manor Care, Inc.                                       4,979         270,658
   Universal Health Services,
      Inc. -- Class B                                     4,199         240,435
   Health Net, Inc.*                                      3,820         205,554
   Coventry Health Care, Inc.*                            2,970         166,469
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            10,646,233
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
   Intralase Corp.*                                      27,860         695,943
   Biomet, Inc.                                          16,270         691,312
   Stryker Corp.                                          6,650         438,700
   Thermo Fisher Scientific, Inc.*+                       7,830         366,052
   Waters Corp.*                                          5,600         324,800
   ResMed, Inc.*+                                         5,550         279,554
   Bausch & Lomb, Inc.                                      980          50,137
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             2,846,498
                                                                  -------------
   PHARMACEUTICALS 0.5%
   Merck & Co., Inc.+                                    10,969         484,501
   Watson Pharmaceuticals, Inc.*+                        12,770         337,511
   King Pharmaceuticals, Inc.*+                           9,930         195,323
   Medicis Pharmaceutical Corp.
      -- Class A+                                         5,189         159,925
   Valeant Pharmaceuticals
      International+                                      5,730          99,072
                                                                  -------------
   TOTAL PHARMACEUTICALS                                              1,276,332
                                                                  -------------
   BIOTECHNOLOGY 0.3%
   Tanox, Inc.*                                          35,860         672,734
   Biogen Idec, Inc.*                                     6,790         301,340
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                  974,074
                                                                  -------------
TOTAL HEALTH CARE                                                    15,743,137
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 4.8%
   FOOD & DRUG RETAILING 2.1%
   Kroger Co.                                            53,380   $   1,507,985
   Safeway, Inc.+                                        24,590         900,978
   Pathmark Stores, Inc.*                                51,810         663,168
   Smart & Final, Inc.*                                  29,110         633,725
   Topps                                                 65,010         631,897
   Walgreen Co.+                                         13,090         600,700
   CVS Corp.+                                            15,460         527,804
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        5,466,257
                                                                  -------------
   FOOD PRODUCTS 1.2%
   Tyson Foods, Inc. -- Class A+                         45,640         885,872
   H.J. Heinz Co.+                                       18,750         883,500
   Delta & Pine Land Co.                                 16,760         690,512
   Premium Standard Farms, Inc.+                         32,790         689,902
   Tootsie Roll Industries, Inc.+                         3,893         116,685
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                3,266,471
                                                                  -------------
   PERSONAL PRODUCTS 0.7%
   Herbalife Ltd.*                                       21,680         849,639
   Avon Products, Inc.                                    7,010         261,193
   Alberto-Culver Co.+                                   11,140         254,883
   Estee Lauder Cos., Inc. -- Class A                     4,490         219,337
   NBTY, Inc.*+                                           2,350         124,644
   Bare Escentuals, Inc.*                                 3,000         107,610
   Chattem, Inc.*+                                        1,060          62,476
   USANA Health Sciences, Inc.*+                          1,160          54,369
   American Oriental Bioengineering,
      Inc. PLC*+                                          4,130          38,781
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                            1,972,932
                                                                  -------------
   TOBACCO 0.4%
   UST, Inc.+                                            11,350         658,073
   Reynolds American, Inc.+                               6,230         388,814
                                                                  -------------
   TOTAL TOBACCO                                                      1,046,887
                                                                  -------------
   BEVERAGES 0.4%
   Pepsi Bottling Group, Inc.+                           27,470         876,018
   Hansen Natural Corp.*                                  1,020          38,638
                                                                  -------------
   TOTAL BEVERAGES                                                      914,656
                                                                  -------------
TOTAL CONSUMER STAPLES                                               12,667,203
                                                                  -------------
ENERGY 4.7%
   OIL & GAS 3.6%
   ConocoPhillips                                        24,840       1,697,814
   Exxon Mobil Corp.                                     19,080       1,439,586
   Valero Energy Corp.+                                  18,290       1,179,522
   Chevron Corp.+                                        12,458         921,394
   Apache Corp.                                          12,200         862,540
   Houston Exploration Co.*                              12,890         695,415
   Kinder Morgan, Inc.+                                   6,510         692,990
   Giant Industries, Inc.*                                9,160         692,954
   Marathon Oil Corp.                                     4,340         428,922
   Peabody Energy Corp.+                                  9,220         371,013


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Pogo Producing Co.+                                    6,050   $     291,005
   Overseas Shipholding Group, Inc.                       4,400         275,440
                                                                  -------------
   TOTAL OIL & GAS                                                    9,548,595
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Hanover Compressor Co.*                               35,289         785,180
   Hydril*+                                               7,250         697,740
   Todco -- Class A*                                     15,430         622,292
   Transocean, Inc.*                                      6,640         542,488
   Rowan Cos., Inc.+                                      6,440         209,107
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  2,856,807
                                                                  -------------
TOTAL ENERGY                                                         12,405,402
                                                                  -------------
TELECOMMUNICATION SERVICES 3.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
   Verizon Communications, Inc.+                         56,070       2,126,174
   Eschelon Telecom*                                     19,900         575,110
   Windstream Corp.+                                     35,770         525,461
   CenturyTel, Inc.+                                      9,910         447,833
   Embarq Corp.                                           4,390         247,376
   AT&T, Inc.                                             5,950         234,609
   Cincinnati Bell, Inc.*+                               34,254         160,994
   Telefonica SA -- SP ADR+                               1,560         103,584
   Nippon Telegraph & Telephone
      Co. -- SP ADR+                                      3,320          87,681
   Deutsche Telekom AG -- SP ADR                          4,850          80,171
   France Telecom SA -- SP ADR                            2,990          78,936
   BT Group PLC -- SP ADR                                 1,130          67,811
   Telefonos de Mexico SA de CV
      -- SP ADR+                                          1,880          62,792
   BCE, Inc.                                              1,680          47,510
   Telekomunikasi Indonesia Tbk PT
      -- SP ADR                                           1,090          47,023
   TELUS Corp.                                              890          44,500
   Chunghwa Telecom Co. Ltd.
      -- SP ADR                                           2,200          43,824
   Qwest Communications
      International, Inc.*+                               4,740          42,613
   KT Corp. -- SP ADR                                     1,260          28,211
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       5,052,213
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 1.1%
   Alltel Corp.                                          16,550       1,026,100
   Sprint Nextel Corp.+                                  33,130         628,145
   Telephone & Data Systems, Inc.                         6,249         372,565
   China Mobile Hong Kong Ltd.
      -- SP ADR+                                          4,220         189,267
   Vodafone Group PLC -- SP ADR+                          6,070         163,040
   America Movil SA de CV
      -- SP ADR+                                          2,750         131,423
   Mobile Telesystems -- SP ADR+                          1,290          72,188
   Vimpel-Communications
      -- SP ADR*                                            720          68,285
   Rogers Communications, Inc.
      -- Class B                                          1,900          62,244
   American Tower Corp. -- Class A*                       1,380          53,751

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   SK Telecom Co., Ltd. -- SP ADR                         2,090   $      48,948
   NII Holdings, Inc. -- Class B*+                          650          48,217
   Turkcell Iletisim Hizmet AS,
      Inc. -- SP ADR+                                     3,190          42,268
   Philippine Long Distance Telephone
      Co. -- SP ADR                                         790          41,712
   U.S. Cellular Corp.*                                     500          36,725
   Crown Castle International Corp.*+                       980          31,487
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          3,016,365
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      8,068,578
                                                                  -------------
MATERIALS 3.0%
   METALS & MINING 0.9%
   Novelis, Inc.                                         15,680         691,645
   Steel Technologies, Inc.+                             21,870         646,915
   Allegheny Technologies, Inc.+                          5,950         634,805
   Worthington Industries, Inc.+                         12,470         256,633
   Reliance Steel & Aluminum Co.+                         2,970         143,748
                                                                  -------------
   TOTAL METALS & MINING                                              2,373,746
                                                                  -------------
   CHEMICALS 0.8%
   MacDermid, Inc.+                                      19,860         692,518
   Lyondell Chemical Co.+                                18,970         568,531
   Ashland, Inc.                                          5,960         390,976
   Olin Corp.+                                           12,250         207,515
   Eastman Chemical Co.+                                  2,550         161,491
   Airgas, Inc.                                           3,010         126,872
                                                                  -------------
   TOTAL CHEMICALS                                                    2,147,903
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.5%
   Abitibi -- Consolidated Inc.+                        248,694         701,317
   Louisiana-Pacific Corp.+                              11,620         233,097
   International Paper Co.+                               5,869         213,631
   Aracruz Celulose SA -- SP ADR+                         1,410          73,983
   Votorantim Celulose e Papel
      SA -- SP ADR                                        3,309          60,555
   Wausau Paper Corp.                                     3,089          44,358
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                      1,326,941
                                                                  -------------
   CONSTRUCTION MATERIALS 0.4%
   Cemex SA de CV -- SP ADR*+                             8,310         272,152
   Vulcan Materials Co.+                                  1,740         202,675
   Rinker Group Ltd. -- SP ADR                            2,750         200,200
   Martin Marietta Materials, Inc.+                       1,150         155,480
   Florida Rock Industries, Inc.                          2,250         151,403
   Eagle Materials, Inc.+                                 1,840          82,119
   Texas Industries, Inc.+                                1,060          80,062
   Headwaters, Inc.*+                                     2,320          50,692
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                       1,194,783
                                                                  -------------
   CONTAINERS & PACKAGING 0.4%
   Temple-Inland, Inc.+                                   1,850         110,519
   Sealed Air Corp.                                       2,820          89,112
   Ball Corp.                                             1,890          86,656
   Owens-Illinois, Inc.*+                                 3,319          85,531
   Crown Holdings, Inc.*                                  3,249          79,471
   Sonoco Products Co.                                    2,050          77,039


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Bemis Co.                                              2,240   $      74,794
   Smurfit-Stone Container Corp.*+                        6,129          69,013
   Packaging Corporation of America                       2,710          66,124
   AptarGroup, Inc.+                                        950          63,583
   Silgan Holdings, Inc.+                                 1,130          57,754
   Rock-Tenn Co. -- Class A                               1,370          45,484
   Greif, Inc. -- Class A                                   390          43,333
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         948,413
                                                                  -------------
TOTAL MATERIALS                                                       7,991,786
                                                                  -------------
UTILITIES 2.7%
   ELECTRIC UTILITIES 1.3%
   TXU Corp.                                             12,340         790,994
   Duquesne Light Holdings, Inc.                         34,310         678,995
   Edison International                                  12,049         591,967
   Progress Energy, Inc.+                                 7,700         388,388
   Entergy Corp.                                          3,680         386,106
   Pepco Holdings, Inc.+                                 11,880         344,758
   Pinnacle West Capital Corp.                            4,770         230,152
   Northeast Utilities+                                   2,000          65,540
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           3,476,900
                                                                  -------------
   MULTI-UTILITIES 1.0%
   Aquila, Inc.*                                        164,888         689,232
   NorthWestern Corp.                                    18,990         672,816
   KeySpan Corp.                                         13,280         546,472
   DTE Energy Co.+                                        6,490         310,871
   Energy East Corp.                                      6,230         151,763
   OGE Energy Corp.+                                      3,900         151,320
   AES Corp.*                                             5,910         127,183
   MDU Resources Group, Inc.+                             2,810          80,759
                                                                  -------------
   TOTAL MULTI-UTILITIES                                              2,730,416
                                                                  -------------
   GAS UTILITIES 0.4%
   Cascade Natural Gas Corp.                             26,520         698,802
   Oneok, Inc.                                            4,210         189,450
                                                                  -------------
   TOTAL GAS UTILITIES                                                  888,252
                                                                  -------------
TOTAL UTILITIES                                                       7,095,568
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $143,048,168)                                              149,520,399
                                                                  -------------
EXCHANGE TRADED FUND 2.5%
   iShares GSCI Commodity
      Indexed Trust*+                                   159,420       6,615,930
                                                                  -------------
TOTAL EXCHANGE TRADED FUND
   (Cost $6,415,853)                                                  6,615,930
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------

FEDERAL AGENCY DISCOUNT NOTE  2.6%
Federal Home Loan Bank**
   5.16% due 04/20/07                               $ 7,000,000       6,981,940
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTE
   (Cost $6,981,940)                                                  6,981,940
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 33.2%
Repurchase Agreement (Note 5)
Credit Suisse Group
   issued 03/30/07 at 5.09%
   due 04/02/07++                                  $ 32,064,434   $  32,064,434
Mizuho Financial Group Inc.
   issued 03/30/07 at 5.09%
   due 04/02/07                                      22,912,556      22,912,556
Lehman Brothers Holdings, Inc.
   issued 03/30/07 at 5.06%
   due 04/02/07++                                       108,171         108,171
Bear Stearns Cos., Inc.
   issued 03/30/07 at 5.05%
   due 04/02/07                                      24,995,515      24,995,515
Morgan Stanley
   issued 03/30/07 at 5.05%
   due 04/02/07                                       8,331,839       8,331,839
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $88,412,515)                                                88,412,515
                                                                  -------------
SECURITIES LENDING COLLATERAL 14.3%
Investment in Securities Lending
   Short Term Investment Portfolio
   Held by U.S. Bank (Note 8)                        37,885,152      37,885,152
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $37,885,152)                                                37,885,152
                                                                  -------------
TOTAL LONG SECURITIES 108.8%
   (Cost $282,743,628)                                            $ 289,415,936
                                                                  =============

                                                         SHARES
                                                         ------
COMMON STOCKS SOLD SHORT (27.4)%

UTILITIES (0.9)%
   WATER UTILITIES (0.1)%
   Aqua America, Inc.                                    14,490        (325,301)
                                                                  -------------
   TOTAL WATER UTILITIES                                               (325,301)
                                                                  -------------
   GAS UTILITIES (0.2)%
   Equitable Resources, Inc.                              9,820        (474,502)
                                                                  -------------
   TOTAL GAS UTILITIES                                                 (474,502)
                                                                  -------------
   ELECTRIC UTILITIES (0.3)%
   Allegheny Energy, Inc.*                                2,740        (134,644)
   Great Plains Energy, Inc.                              8,810        (285,884)
   Duke Energy Corp.                                     15,076        (305,892)
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                            (726,420)
                                                                  -------------
   MULTI-UTILITIES (0.3)%
   TECO Energy, Inc.                                      3,070         (52,835)
   Integrys Energy Group Inc                              1,607         (89,204)
   Dynegy, Inc. -- Class A*                              14,280        (132,233)
   Public Service Enterprise Group, Inc.                  3,340        (277,354)
   CenterPoint Energy, Inc.                              17,880        (320,767)
                                                                  -------------
   TOTAL MULTI-UTILITIES                                               (872,393)
                                                                  -------------
TOTAL UTILITIES                                                      (2,398,616)
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS (0.9)%
   CONTAINERS & PACKAGING 0.0%
   Pactiv Corp.*                                          1,420   $     (47,911)
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         (47,911)
                                                                  -------------
   METALS & MINING (0.1)%
   Newmont Mining Corp.                                   7,349        (308,584)
                                                                  -------------
   TOTAL METALS & MINING                                               (308,584)
                                                                  -------------
   PAPER & FOREST PRODUCTS (0.3)%
   Weyerhaeuser Co.                                       1,494        (111,661)
   Bowater, Inc.                                         29,230        (696,259)
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                       (807,920)
                                                                  -------------
   CHEMICALS (0.5)%
   Ferro Corp.                                            3,590         (77,580)
   Hercules, Inc.*                                        6,340        (123,884)
   Albemarle Corp.                                        4,340        (179,416)
   Chemtura Corp.                                        23,049        (251,925)
   Ecolab, Inc.                                          14,160        (608,880)
                                                                  -------------
   TOTAL CHEMICALS                                                   (1,241,685)
                                                                  -------------
TOTAL MATERIALS                                                      (2,406,100)
                                                                  -------------
CONSUMER STAPLES (2.1)%
   TOBACCO (0.1)%
   Universal Corp.                                        4,700        (288,345)
                                                                  -------------
   TOTAL TOBACCO                                                       (288,345)
                                                                  -------------
   FOOD PRODUCTS (0.3)%
   Smithfield Foods, Inc.*                                  860         (25,757)
   Sara Lee Corp.                                        42,108        (712,468)
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                 (738,225)
                                                                  -------------
   BEVERAGES (0.7)%
   Constellation Brands,
     Inc. -- Class A*                                    12,157        (257,485)
   PepsiAmericas, Inc.                                   15,706        (350,558)
   Brown-Forman Corp. -- Class B                          8,660        (567,750)
   Molson Coors Brewing Co.
     -- Class B                                           6,820        (645,308)
                                                                  -------------
   TOTAL BEVERAGES                                                   (1,821,101)
                                                                  -------------
   FOOD & DRUG RETAILING (1.0)%
   Great Atlantic & Pacific Tea Co.                       7,020        (232,924)
   Whole Foods Market, Inc.                              10,999        (493,305)
   Supervalu, Inc.                                       15,190        (593,473)
   Sysco Corp.                                           41,110      (1,390,751)
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                       (2,710,453)
                                                                  -------------
TOTAL CONSUMER STAPLES                                               (5,558,124)
                                                                  -------------
HEALTH CARE (2.5)%
   HEALTH CARE PROVIDERS & SERVICES (0.1)%
   Express Scripts, Inc.*                                 3,050        (246,196)
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              (246,196)
                                                                  -------------
   PHARMACEUTICALS (0.4)%
   Par Pharmaceutical Cos., Inc.*                         6,439        (161,748)
   Forest Laboratories, Inc.*                             6,670        (343,105)
   Sepracor, Inc.*                                       11,980        (558,627)
                                                                  -------------
   TOTAL PHARMACEUTICALS                                             (1,063,480)
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0)%
   Advanced Medical Optics, Inc.*                         3,510   $    (130,572)
   Hillenbrand Industries, Inc.                           2,820        (167,424)
   DENTSPLY International, Inc.                           6,360        (208,290)
   Ventana Medical Systems, Inc.*                         8,110        (339,809)
   Boston Scientific Corp.*                              26,110        (379,639)
   Varian Medical Systems, Inc.*                          8,238        (392,870)
   Hospira, Inc.*                                        10,747        (439,552)
   St. Jude Medical, Inc.*                               15,688        (590,026)
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            (2,648,182)
                                                                  -------------
   BIOTECHNOLOGY (1.0)%
   Martek Biosciences Corp.*                              3,240         (66,809)
   Affymetrix, Inc.*                                      7,719        (232,110)
   Vertex Pharmaceuticals, Inc.*                         17,658        (495,130)
   Celgene Corp.*                                         9,840        (516,207)
   Cephalon, Inc.*                                        8,520        (606,709)
   PDL BioPharma, Inc.*                                  35,488        (770,090)
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                               (2,687,055)
                                                                  -------------
TOTAL HEALTH CARE                                                    (6,644,913)
                                                                  -------------
CONSUMER DISCRETIONARY (2.9)%
   AUTO COMPONENTS 0.0%
   ArvinMeritor, Inc.                                     3,870         (70,628)
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                (70,628)
                                                                  -------------
   MULTILINE RETAIL (0.1)%
   Saks, Inc.                                             5,910        (123,164)
                                                                  -------------
   TOTAL MULTILINE RETAIL                                              (123,164)
                                                                  -------------
   AUTOMOBILES (0.1)%
   General Motors Corp.                                   8,808        (269,877)
                                                                  -------------
   TOTAL AUTOMOBILES                                                   (269,877)
                                                                  -------------
   SPECIALTY RETAIL (0.2)%
   CarMax, Inc.*                                          1,840         (45,153)
   Pier 1 Imports, Inc.                                   7,860         (54,313)
   Coldwater Creek, Inc.*                                 5,659        (114,764)
   Dick's Sporting Goods, Inc.*                           2,680        (156,137)
   Chico's FAS, Inc.*                                     8,330        (203,502)
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                              (573,869)
                                                                  -------------
   TEXTILES & APPAREL (0.3)%
   Coach, Inc.*                                          13,469        (674,124)
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                            (674,124)
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES (0.3)%
   Sotheby's Holdings, Inc. -- Class A                    3,450        (153,456)
   Strayer Education, Inc.                                1,710        (213,750)
   Apollo Group, Inc. -- Class A*                         5,790        (254,181)
   ITT Educational Services, Inc.*                        3,650        (297,439)
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                (918,826)
                                                                  -------------
   HOUSEHOLD DURABLES (0.5)%
   Ryland Group, Inc.                                     1,410         (59,488)
   Blyth, Inc.                                            3,070         (64,808)
   KB HOME                                                1,760         (75,099)
   Beazer Homes USA, Inc.                                 3,040         (88,251)
   Hovnanian Enterprises, Inc. -- Class A*                4,040        (101,647)


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Pulte Homes, Inc.                                      4,550   $    (120,393)
   Centex Corp.                                           4,880        (203,886)
   Mohawk Industries, Inc.*                               2,499        (205,043)
   Harman International Industries, Inc.                  2,349        (225,692)
   D.R. Horton, Inc.                                     10,510        (231,220)
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                          (1,375,527)
                                                                  -------------
   MEDIA (0.6)%
   Valassis Communications, Inc.*                         4,980         (85,606)
   Tribune Co.                                            5,550        (178,211)
   Dow Jones & Co., Inc.                                  6,620        (228,191)
   Time Warner, Inc.                                     20,910        (412,345)
   Sirius Satellite Radio, Inc.*                        209,290        (669,728)
                                                                  -------------
   TOTAL MEDIA                                                       (1,574,081)
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE (0.8)%
   Cheesecake Factory, Inc.*                              5,230        (139,379)
   Wendy's International, Inc.                            5,380        (168,394)
   International Game Technology, Inc.                   12,290        (496,270)
   Marriott International,
     Inc. -- Class A                                     13,280        (650,189)
   Starbucks Corp.*                                      20,769        (651,316)
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               (2,105,548)
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         (7,685,644)
                                                                  -------------
INDUSTRIALS (3.4)%
   AIRLINES 0.0%
   AirTran Holdings, Inc.*                                4,420         (45,393)
                                                                  -------------
   TOTAL AIRLINES                                                       (45,393)
                                                                  -------------
   ELECTRICAL EQUIPMENT (0.2)%
   Rockwell Automation, Inc.                              5,719        (342,397)
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                          (342,397)
                                                                  -------------
   AEROSPACE & DEFENSE (0.2)%
   Precision Castparts Corp.                              3,680        (382,904)
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                           (382,904)
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS (0.3)%
   GATX Corp.                                             2,180        (104,204)
   Fastenal Co.                                          20,849        (730,757)
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              (834,961)
                                                                  -------------
   AIR FREIGHT & COURIERS (0.4)%
   CH Robinson Worldwide, Inc.                            9,280        (443,120)
   Expeditors International Washington, Inc              15,390        (635,915)
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                      (1,079,035)
                                                                  -------------
   INDUSTRIAL CONGLOMERATES (0.4)%
   General Electric Co.                                  31,090      (1,099,342)
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                    (1,099,342)
                                                                  -------------
   CONSTRUCTION & ENGINEERING (0.5)%
   Fluor Corp.                                            3,579        (321,108)
   Jacobs Engineering Group, Inc.*                       10,880        (507,552)
   Quanta Services, Inc.*                                21,580        (544,248)
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                  (1,372,908)
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MACHINERY (0.6)%
   Pentair, Inc.                                          6,238   $    (194,376)
   Joy Global, Inc.                                       6,310        (270,699)
   Flowserve Corp.                                        7,040        (402,618)
   Caterpillar, Inc.                                     11,017        (738,469)
                                                                  -------------
   TOTAL MACHINERY                                                   (1,606,162)
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES (0.8)%
   HNI Corp.                                              3,540        (162,592)
   Pitney Bowes, Inc.                                     4,270        (193,815)
   Cintas Corp.                                           6,968        (251,545)
   Monster Worldwide, Inc.*                               6,950        (329,222)
   Robert Half International, Inc.                        9,270        (343,083)
   Corporate Executive Board Co.                          4,520        (343,339)
   Dun & Bradstreet Corp.                                 5,540        (505,248)
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              (2,128,844)
                                                                  -------------
TOTAL INDUSTRIALS                                                    (8,891,946)
                                                                  -------------
ENERGY (3.7)%
   OIL & GAS (1.1)%
   Newfield Exploration Co.*                              9,340        (389,571)
   Sunoco, Inc.                                           7,330        (516,325)
   El Paso Corp.                                         37,360        (540,599)
   Forest Oil Corp.*                                     18,150        (605,666)
   Southwestern Energy Co.*                              22,500        (922,050)
                                                                  -------------
   TOTAL OIL & GAS                                                   (2,974,211)
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES (2.6)%
   Patterson-UTI Energy, Inc.                             4,010         (89,984)
   Nabors Industries Ltd.*                                4,660        (138,262)
   Hercules Offshore*                                    15,650        (410,969)
   BJ Services Co.                                       17,440        (486,576)
   Universal Compression Holdings,Inc.*                  10,220        (691,690)
   Halliburton Co.                                       29,733        (943,725)
   FMC Technologies, Inc.*                               15,859      (1,106,324)
   Schlumberger Ltd.                                     43,617      (3,013,935)
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 (6,881,465)
                                                                  -------------
TOTAL ENERGY                                                         (9,855,676)
                                                                  -------------
INFORMATION TECHNOLOGY (4.8)%
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1)%
   Jabil Circuit, Inc.                                   11,289        (241,697)
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            (241,697)
                                                                  -------------
   OFFICE ELECTRONICS (0.2)%
   Xerox Corp.*                                          26,540        (448,261)
                                                                  -------------
   TOTAL OFFICE ELECTRONICS                                            (448,261)
                                                                  -------------
   IT CONSULTING & SERVICES (0.2)%
   Gartner, Inc. -- Class A*                              4,280        (102,506)
   Unisys Corp.*                                         24,260        (204,512)
   Cognizant Technology Solutions
      Corp. -- Class A*                                   3,160        (278,933)
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                      (585,951)
                                                                  -------------
   INTERNET SOFTWARE & SERVICES (0.4)%
   ValueClick, Inc.*                                     12,500        (326,625)
   eBay, Inc.*                                           26,569        (880,762)
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                (1,207,387)
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT (0.5)%
   ADC Telecommunications, Inc.*                          5,009   $     (83,851)
   Powerwave Technologies, Inc.*                         18,609        (105,885)
   Utstarcom, Inc.*                                      13,410        (111,169)
   Ciena Corp.*                                          10,190        (284,810)
   F5 Networks, Inc.*                                     4,460        (297,393)
   JDS Uniphase Corp.*                                   37,426        (569,998)
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    (1,453,106)
                                                                  -------------
   COMPUTERS & PERIPHERALS (0.9)%
   SanDisk Corp.*                                         9,169        (401,602)
   Network Appliance, Inc.*                              18,240        (666,125)
   Apple Computer, Inc.*                                 13,390      (1,244,065)
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                     (2,311,792)
                                                                  -------------
   SOFTWARE (1.0)%
   Advent Software, Inc.*                                 3,750        (130,763)
   Symantec Corp.*                                       23,920        (413,816)
   CA, Inc.                                              17,000        (440,470)
   Activision, Inc.*                                     24,900        (471,606)
   Electronic Arts, Inc.*                                24,290      (1,223,244)
                                                                  -------------
   TOTAL SOFTWARE                                                    (2,679,899)
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (1.5)%
   Lattice Semiconductor Corp.*                          15,506         (90,710)
   Semtech Corp.*                                         9,159        (123,463)
   PMC - Sierra, Inc.*                                   21,455        (150,400)
   Fairchild Semiconductor
      International, Inc.*                                9,580        (160,178)
   Silicon Laboratories, Inc.*                            5,469        (163,632)
   Teradyne, Inc.*                                       12,780        (211,381)
   MEMC Electronic Materials, Inc.*                       5,180        (313,804)
   Advanced Micro Devices, Inc.*                         24,388        (318,507)
   Nvidia Corp.*                                         12,247        (352,469)
   Maxim Integrated Products, Inc.                       13,407        (394,166)
   Broadcom Corp. -- Class A*                            15,586        (499,843)
   Cypress Semiconductor Corp.*                          29,260        (542,773)
   LSI Logic Corp.*                                      60,488        (631,495)
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                     (3,952,821)
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                        (12,880,914)
                                                                  -------------
FINANCIALS (6.2)%
   CONSUMER FINANCE (0.4)%
   SLM Corp.                                             23,109        (945,158)
                                                                  -------------
   TOTAL CONSUMER FINANCE                                              (945,158)
                                                                  -------------
   DIVERSIFIED FINANCIALS (0.5)%
   Moody's Corp.                                         10,460        (649,148)
   Chicago Mercantile Exchange
      Holdings, Inc.                                      1,430        (761,418)
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                      (1,410,566)
                                                                  -------------
   BANKS (0.6)%
   FirstMerit Corp.                                       3,740         (78,951)
   Westamerica Bancorporation                             3,469        (167,102)

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Commerce Bancorp, Inc.                                10,567   $    (352,726)
   National City Corp.                                   12,760        (475,310)
   Huntington Bancshares, Inc.                           26,630        (581,866)
                                                                  -------------
   TOTAL BANKS                                                       (1,655,955)
                                                                  -------------
   REAL ESTATE (0.7)%
   Potlatch Corp.                                         4,150        (189,987)
   UDR, Inc.                                              7,550        (231,181)
   Weingarten Realty Investors                            4,890        (232,569)
   Vornado Realty Trust                                   2,709        (323,292)
   Boston Properties, Inc.                                2,930        (343,982)
   Regency Centers Corp.                                  7,560        (630,428)
                                                                  -------------
   TOTAL REAL ESTATE                                                 (1,951,439)
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE (1.2)%
   BFC Financial Corp.*                                   7,756         (34,126)
   MGIC Investment Corp.                                 10,800        (636,336)
   New York Community Bancorp, Inc.                      54,310        (955,313)
   Freddie Mac                                           24,596      (1,463,216)
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                  (3,088,991)
                                                                  -------------
   CAPITAL MARKETS (1.3)%
   Janus Capital Group, Inc.                              9,420        (196,972)
   SEI Investments Co.                                    4,070        (245,136)
   Waddell & Reed Financial,
     Inc. -- Class A                                     13,560        (316,219)
   Nuveen Investments,
     Inc. -- Class A                                      9,650        (456,445)
   Federated Investors,
     Inc. -- Class B                                     13,050        (479,196)
   Legg Mason, Inc.                                       5,130        (483,297)
   State Street Corp.                                    10,180        (659,155)
   Mellon Financial Corp.                                15,490        (668,239)
                                                                  -------------
   TOTAL CAPITAL MARKETS                                             (3,504,659)
                                                                  -------------
   INSURANCE (1.5)%
   Arthur J. Gallagher & Co.                              5,660        (160,348)
   ACE Ltd.                                               7,110        (405,696)
   Everest Re Group Ltd.                                  6,170        (593,369)
   XL Capital Ltd.                                       11,908        (833,084)
   Progressive Corp.                                     43,049        (939,329)
   Marsh & McLennan Cos., Inc.                           34,310      (1,004,940)
                                                                  -------------
   TOTAL INSURANCE                                                   (3,936,766)
                                                                  -------------
TOTAL FINANCIALS                                                    (16,493,534)
                                                                  -------------
TOTAL COMMON STOCKS SOLD SHORT
  (Proceeds $71,305,355)                                          $ (72,815,467)
                                                                  =============
OTHER ASSETS IN
  EXCESS OF LIABILITIES - 18.6%                                   $  49,410,338
                                                                  =============
NET ASSETS - 100.0%                                               $ 266,010,807
================================================================================


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2007 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $88,476,425)                              1,237   $   1,463,074
June 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $4,671,320)                                  58          87,477
June 2007 S&P MidCap 400
   Index Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $5,048,630)                                  59          59,280
                                                                  -------------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $98,196,375)                                      $   1,609,831
                                                                  =============
FUTURES CONTRACTS SOLD SHORT
June 2007 U.S. Dollar Index
   Futures Contracts
   (Aggregate Market Value
   of Contracts $20,912,980)                                253   $     241,577
                                                                  =============

                                                     NOTIONAL
                                                    PRINCIPAL
                                                   ------------

CREDIT DEFAULT SWAP AGREEMENTS
PROTECTION SOLD
Dow Jones CDX North American
   Investment Grade Swap
   Agreement, Series 6
   Protection Premium Rate
   0.40% Terminating 06/20/11                      $ 65,000,000   $     244,024
Dow Jones CDX North American
   Investment Grade Swap
   Agreement, Series 7
   Protection Premium Rate
   0.40% Terminating 12/20/11                        35,000,000         (91,140)
Dow Jones CDX North American
   Investment Grade Swap
   Agreement, Series 8
   Protection Premium Rate
   0.35% Terminating 06/20/12                         5,000,000          (5,410)
                                                                  -------------
TOTAL CREDIT DEFAULT
   SWAP AGREEMENTS                                                $     147,474
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007--SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS SHORT SECURITY COLLATERAL AT MARCH 31, 2007.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 62.1%

FINANCIALS 11.7%
   INSURANCE 3.7%
   MetLife, Inc.+                                         5,000   $     315,750
   Hartford Financial Services
     Group, Inc.                                          2,520         240,862
   Chubb Corp.+                                           3,940         203,580
   Genworth Financial, Inc. -- Class A                    4,929         172,219
   UnumProvident Corp.                                    5,350         123,210
   SAFECO Corp.                                           1,830         121,567
   Cincinnati Financial Corp.                             2,650         112,360
   Old Republic International Corp.                       4,350          96,222
   American Financial Group, Inc.                         2,650          90,206
   Fidelity National Financial, Inc. --
     Class A                                              3,740          89,797
   Ohio Casualty Corp.                                    2,010          60,200
   First American Corp.                                     100           5,072
                                                                  -------------
   TOTAL INSURANCE                                                    1,631,045
                                                                  -------------
   REAL ESTATE 2.6%
   Public Storage, Inc.                                   2,000         189,340
   AvalonBay Communities, Inc.                            1,210         157,300
   CB Richard Ellis Group, Inc. --
     Class A*                                             4,070         139,113
   Apartment Investment &
     Management Co. -- Class A                            1,860         107,303
   Brookfield Asset Management,
     Inc. -- Class A                                      1,800          94,068
   Liberty Property Trust                                 1,730          84,286
   Brookfield Properties Corp.                            1,650          66,495
   Forest City Enterprises, Inc. --
     Class A                                                890          58,900
   The St. Joe Co.                                          730          38,186
   Jones Lang LaSalle, Inc.                                 350          36,498
   General Growth Properties, Inc.                          420          27,119
   ProLogis                                                 370          24,024
   Host Hotels & Resorts, Inc.                              870          22,890
   KIMCO Realty Corp.                                       430          20,958
   Equity Residential                                       430          20,739
   Archstone-Smith Trust                                    360          19,541
   Plum Creek Timber Co., Inc. (REIT)                       410          16,162
   Developers Diversified
     Realty Corp.                                           250          15,725
   Macerich Co.                                             170          15,701
                                                                  -------------
   TOTAL REAL ESTATE                                                  1,154,348
                                                                  -------------
   DIVERSIFIED FINANCIALS 2.2%
   J.P. Morgan Chase & Co.+                              10,370         501,700
   CIT Group, Inc.+                                       4,980         263,542
   Chicago Mercantile Exchange
     Holdings, Inc.                                         230         122,466
   Leucadia National Corp.                                3,420         100,616
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         988,324
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   CAPITAL MARKETS 1.7%
   Goldman Sachs Group, Inc.                              1,990   $     411,194
   Lehman Brothers Holdings, Inc.+                        3,240         227,027
   A.G. Edwards, Inc.                                     1,540         106,537
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                744,758
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.3%
   Washington Mutual, Inc.                                6,270         253,183
   Sovereign Bancorp, Inc.                                5,320         135,341
   Radian Group, Inc.                                     1,710          93,845
   IndyMac Bancorp, Inc.                                  1,600          51,280
   First Niagara Financial Group, Inc.                    3,350          46,598
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     580,247
                                                                  -------------
   CONSUMER FINANCE 0.1%
   AmeriCredit Corp.*                                     2,600          59,436
                                                                  -------------
   TOTAL CONSUMER FINANCE                                                59,436
                                                                  -------------
   BANKS 0.1%
   SVB Financial Group*                                   1,090          52,963
                                                                  -------------
   TOTAL BANKS                                                           52,963
                                                                  -------------
TOTAL FINANCIALS                                                      5,211,121
                                                                  -------------
INDUSTRIALS 7.5%
   AEROSPACE & DEFENSE 2.3%
   Boeing Co.+                                            2,970         264,063
   Lockheed Martin Corp.                                  2,470         239,639
   Northrop Grumman Corp.+                                3,000         222,660
   Raytheon Co.                                           2,910         152,659
   Rockwell Collins, Inc.                                 1,940         129,844
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                          1,008,865
                                                                  -------------
   AIRLINES 1.2%
   Alaska Air Group, Inc.*                                1,910          72,771
   Ryanair Holdings PLC -- SP ADR*                        1,440          64,498
   British Airways PLC -- SP ADR*                           580          55,982
   Southwest Airlines Co.                                 3,450          50,715
   AMR Corp.*                                             1,370          41,716
   Lan Airlines SA -- SP ADR                                600          41,340
   UAL Corp.*                                               850          32,444
   Gol Linhas Aereas Inteligentes
     SA -- SP ADR                                         1,010          30,734
   US Airways Group, Inc.*                                  670          30,472
   Continental Airlines, Inc. --
     Class B*                                               770          28,020
   Tam SA -- SP ADR                                       1,020          27,091
   Copa Holdings SA                                         520          26,775
   SkyWest, Inc.                                            870          23,342
   JetBlue Airways Corp.*                                 1,890          21,754
                                                                  -------------
   TOTAL AIRLINES                                                       547,654
                                                                  -------------
   MACHINERY 1.1%
   Cummins, Inc.                                            870         125,906
   Terex Corp.*                                           1,400         100,464
   Timken Co.                                             2,300          69,713
   AGCO Corp.*                                            1,840          68,025
   Crane Co.                                              1,380          55,779


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Lincoln Electric Holdings, Inc.                          860   $      51,222
   SPX Corp.                                                240          16,848
                                                                  -------------
   TOTAL MACHINERY                                                      487,957
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 0.9%
   Tyco International Ltd.+                              10,700         337,585
   Sequa Corp. -- Class A*                                  710          85,037
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       422,622
                                                                  -------------
   MARINE 0.7%
   Alexander & Baldwin, Inc.                              1,200          60,528
   Kirby Corp.*                                           1,530          53,520
   American Commercial Lines, Inc.*                       1,620          50,949
   Horizon Lines, Inc. -- Class A                         1,370          44,963
   Seaspan Corp.                                          1,580          42,328
   Diana Shipping, Inc.                                   2,319          40,907
                                                                  -------------
   TOTAL MARINE                                                         293,195
                                                                  -------------
   ROAD & RAIL 0.5%
   Norfolk Southern Corp.+                                3,630         183,678
   YRC Worldwide, Inc.*                                     430          17,295
                                                                  -------------
   TOTAL ROAD & RAIL                                                    200,973
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Manpower, Inc.                                         1,260          92,950
   Allied Waste Industries, Inc.*                         6,580          82,842
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 175,792
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.2%
   Granite Construction, Inc.                               980          54,155
   Quanta Services, Inc.*                                   590          14,880
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                      69,035
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   United Rentals, Inc.*                                  2,400          66,000
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                66,000
                                                                  -------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.                                            1,500          41,100
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                               41,100
                                                                  -------------
TOTAL INDUSTRIALS                                                     3,313,193
                                                                  -------------
INFORMATION TECHNOLOGY 7.3%
   COMMUNICATIONS EQUIPMENT 2.9%
   Cisco Systems, Inc.*                                  19,930         508,813
   Arris Group, Inc.*                                    17,550         247,104
   Corning, Inc.*                                         8,970         203,978
   Motorola, Inc.                                        10,480         185,182
   Polycom, Inc.*                                         2,180          72,659
   CommScope, Inc.*                                       1,640          70,356
   Plantronics, Inc.                                        140           3,307
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     1,291,399
                                                                  -------------
   IT CONSULTING & SERVICES 1.3%
   Affiliated Computer Services,
     Inc. -- Class A*                                     2,180         128,358
   Computer Sciences Corp.*                               2,460         128,240
   Alliance Data Systems Corp.*                           1,600          98,592
   Convergys Corp.*                                       3,049          77,475
   Ceridian Corp.*                                        2,010          70,028

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   BISYS Group, Inc.*                                     4,210   $      48,247
   First Data Corp.                                         830          22,327
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       573,267
                                                                  -------------
   SOFTWARE 0.9%
   Novell, Inc.*                                         17,808         128,574
   BMC Software, Inc.*                                    3,540         108,996
   Compuware Corp.*                                       8,920          84,651
   Mentor Graphics Corp.*                                 3,030          49,510
   Wind River Systems, Inc.*                              2,749          27,325
                                                                  -------------
   TOTAL SOFTWARE                                                       399,056
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.6%
   Micron Technology, Inc.*                               7,270          87,822
   LSI Logic Corp.*                                       6,400          66,816
   Atmel Corp.*                                          12,810          64,434
   Intersil Corp. -- Class A                              2,220          58,808
   Cree, Inc.*                                              680          11,193
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT                                                          289,073
                                                                  -------------
   COMPUTERS & PERIPHERALS 0.6%
   Sun Microsystems, Inc.*                               23,340         140,273
   Palm, Inc.*                                            6,420         116,395
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        256,668
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
   Arrow Electronics, Inc.*                               2,700         101,925
   Vishay Intertechnology, Inc.*                          5,090          71,158
   Sanmina-SCI Corp.*                                    11,600          41,992
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             215,075
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.5%
   Yahoo!, Inc.*                                          6,738         210,832
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   210,832
                                                                  -------------
 TOTAL INFORMATION TECHNOLOGY                                         3,235,370
                                                                  -------------
 CONSUMER DISCRETIONARY 7.2%
   MEDIA 2.3%
   Comcast Corp. -- Class A*                             14,099         365,869
   Walt Disney Co.                                        6,320         217,598
   Gannett Co., Inc.                                      2,360         132,844
   DIRECTV Group, Inc.*                                   4,300          99,201
   Media General, Inc.                                      870          33,199
   News Corp. -- Class A                                  1,250          28,900
   Viacom, Inc. -- Class B*                                 410          16,855
   CBS Corp.                                                530          16,213
   EchoStar Communications Corp.*                           350          15,201
   WPP Group PLC -- SP ADR                                  200          15,198
   McGraw-Hill Cos., Inc.                                   240          15,091
   Liberty Media Corp. -- Capital*                          130          14,377
   Omnicom Group, Inc.                                      140          14,333
   Clear Channel
     Communications, Inc.                                   400          14,016
   Grupo Televisa SA -- SP ADR                              450          13,410
   Westwood One, Inc.                                       500           3,435
                                                                  -------------
   TOTAL MEDIA                                                        1,015,740
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MULTILINE RETAIL 1.7%
   Federated Department
     Stores, Inc.+                                        7,110   $     320,306
   J.C. Penney Co., Inc.                                  2,390         196,362
   Kohl's Corp.*                                          1,550         118,746
   Family Dollar Stores, Inc.                             1,710          50,650
   Big Lots, Inc.*                                        1,510          47,233
   99 Cents Only Stores*                                  1,500          22,095
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               755,392
                                                                  -------------
   SPECIALTY RETAIL 1.3%
   The Gap, Inc.                                          6,770         116,512
   GameStop Corp. -- Class A*                             3,520         114,646
   Regis Corp.                                            1,920          77,510
   AutoNation, Inc.*                                      3,450          73,278
   American Eagle Outfitters, Inc.                        1,990          59,680
   AnnTaylor Stores Corp.*                                1,110          43,046
   Payless Shoesource, Inc.*                              1,080          35,856
   CarMax, Inc.*                                          1,280          31,411
   Rent-A-Center, Inc.*                                   1,120          31,338
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                               583,277
                                                                  -------------
   AUTO COMPONENTS 0.8%
   Johnson Controls, Inc.                                 2,770         262,097
   Goodyear Tire & Rubber Co.*                            2,120          66,123
   Modine Manufacturing Co.                               1,290          29,541
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                357,761
                                                                  -------------
   HOUSEHOLD DURABLES 0.6%
   Whirlpool Corp.                                        1,100          93,401
   Lennar Corp. -- Class A                                1,570          66,270
   Toll Brothers, Inc.*                                   1,620          44,355
   American Greetings Corp. --
     Class A                                              1,760          40,850
   Furniture Brands International, Inc.                     340           5,365
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             250,241
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Brunswick Corp.                                        1,890          60,196
   Callaway Golf Co.                                      1,630          25,689
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    85,885
                                                                  -------------
   TEXTILES & APPAREL 0.1%
   Hanesbrands, Inc.*                                     2,310          67,891
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                              67,891
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Career Education Corp.*                                2,190          66,795
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                  66,795
                                                                  -------------
   AUTOMOBILES 0.1%
   Ford Motor Co.                                         2,910          22,960
                                                                  -------------
   TOTAL AUTOMOBILES                                                     22,960
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          3,205,942
                                                                  -------------
CONSUMER STAPLES 6.9%
   FOOD & DRUG RETAILING 2.6%
   Kroger Co.                                            12,060         340,695
   Walgreen Co.                                           6,200         284,518

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Safeway, Inc.                                          7,690   $     281,762
   CVS Corp.                                              7,200         245,808
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        1,152,783
                                                                  -------------
   FOOD PRODUCTS 1.5%
   H.J. Heinz Co.                                         5,870         276,594
   Tyson Foods, Inc. -- Class A                          10,310         200,117
   Smithfield Foods, Inc.*                                4,829         144,629
   Tootsie Roll Industries, Inc.                          1,844          55,256
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  676,596
                                                                  -------------
   BEVERAGES 1.2%
   Coca-Cola Enterprises, Inc.                           11,110         224,978
   Pepsi Bottling Group, Inc.                             6,200         197,718
   Hansen Natural Corp.*                                  2,340          88,639
                                                                  -------------
   TOTAL BEVERAGES                                                      511,335
                                                                  -------------
   TOBACCO 0.9%
   UST, Inc.                                              3,550         205,829
   Reynolds American, Inc.                                2,950         184,109
                                                                  -------------
   TOTAL TOBACCO                                                        389,938
                                                                  -------------
   PERSONAL PRODUCTS 0.7%
   Avon Products, Inc.                                    2,010          74,893
   Estee Lauder Cos., Inc. -- Class A                     1,280          62,528
   Alberto-Culver Co.                                     1,660          37,981
   Herbalife Ltd.*                                          950          37,230
   NBTY, Inc.*                                              670          35,537
   Bare Escentuals, Inc.*                                   860          30,848
   Chattem, Inc.*                                           300          17,682
   USANA Health Sciences, Inc.*                             330          15,467
   American Oriental Bioengineering,
     Inc. PLC*                                            1,180          11,080
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                              323,246
                                                                  -------------
TOTAL CONSUMER STAPLES                                                3,053,898
                                                                  -------------
ENERGY 5.9%
   OIL & GAS 5.0%
   Exxon Mobil Corp.                                      5,970         450,436
   ConocoPhillips+                                        5,610         383,443
   Chevron Corp.                                          3,899         288,370
   Valero Energy Corp.                                    4,130         266,344
   Apache Corp.                                           2,750         194,425
   Anadarko Petroleum Corp.                               4,250         182,665
   Peabody Energy Corp.                                   4,370         175,849
   Marathon Oil Corp.                                     1,360         134,409
   Pogo Producing Co.                                     1,370          65,897
   Overseas Shipholding Group, Inc.                         990          61,974
                                                                  -------------
   TOTAL OIL & GAS                                                    2,203,812
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 0.9%
   Transocean, Inc.*+                                     3,140         256,538
   Rowan Cos., Inc.                                       3,050          99,034
   Hanover Compressor Co.*                                1,380          30,705
   Nabors Industries Ltd.*                                  340          10,088
   Patterson-UTI Energy, Inc.                               330           7,405
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    403,770
                                                                  -------------
TOTAL ENERGY                                                          2,607,582
                                                                  -------------


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

HEALTH CARE 5.9%
   HEALTH CARE PROVIDERS & SERVICES 3.8%
   McKesson Corp.+                                        6,340   $     371,144
   WellPoint, Inc.*                                       4,030         326,833
   Aetna, Inc.                                            4,990         218,512
   AmerisourceBergen Corp.                                3,060         161,415
   Community Health Systems, Inc.*                        4,170         146,992
   Triad Hospitals, Inc.*                                 2,170         113,382
   Health Net, Inc.*                                      1,810          97,396
   Manor Care, Inc.                                       1,560          84,802
   LifePoint Hospitals, Inc.*                             1,970          75,293
   Universal Health Services, Inc. --
     Class B                                              1,310          75,011
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             1,670,780
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Stryker Corp.                                          3,150         207,805
   Thermo Fisher Scientific, Inc.*                        2,450         114,538
   Waters Corp.*                                          1,750         101,500
   ResMed, Inc.*                                          1,740          87,644
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               511,487
                                                                  -------------
   PHARMACEUTICALS 0.6%
   King Pharmaceuticals, Inc.*                            4,710          92,646
   Watson Pharmaceuticals, Inc.*                          2,890          76,383
   Medicis Pharmaceutical Corp. --
     Class A                                              1,620          49,928
   Valeant Pharmaceuticals
     International                                        2,710          46,856
   Merck & Co., Inc.                                        320          14,134
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                279,947
                                                                  -------------
   BIOTECHNOLOGY 0.3%
   Biogen Idec, Inc.*                                     3,220         142,904
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                  142,904
                                                                  -------------
TOTAL HEALTH CARE                                                     2,605,118
                                                                  -------------
TELECOMMUNICATION SERVICES 3.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
   Verizon Communications, Inc.+                         12,830         486,514
   Windstream Corp.                                       8,080         118,695
   CenturyTel, Inc.                                       2,240         101,226
   AT&T, Inc.                                             1,700          67,031
   Cincinnati Bell, Inc.*                                10,717          50,370
   Telefonica SA -- SP ADR                                  450          29,880
   Nippon Telegraph & Telephone
     Co. -- SP ADR                                          950          25,090
   Deutsche Telekom AG -- SP ADR                          1,390          22,977
   France Telecom SA -- SP ADR                              850          22,440
   BT Group PLC -- SP ADR                                   320          19,203
   Telefonos de Mexico SA de CV --
     SP ADR                                                 540          18,036
   BCE, Inc.                                                480          13,574
   Telekomunikasi Indonesia Tbk PT --
     SP ADR                                                 310          13,373
   Chunghwa Telecom Co. Ltd. --
     SP ADR                                                 630          12,550
   TELUS Corp.                                              250          12,500

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Qwest Communications
     International, Inc.*                                 1,360   $      12,226
   KT Corp. -- SP ADR                                       360           8,060
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                         1,033,745
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 1.6%
   Alltel Corp.                                           3,800         235,600
   Telephone & Data Systems, Inc.                         1,950         116,259
   Sprint Nextel Corp.                                    3,580          67,877
   China Mobile Hong Kong Ltd. --
     SP ADR                                               1,210          54,269
   Vodafone Group PLC -- SP ADR                           1,740          46,736
   America Movil SA de CV --
     SP ADR                                                 790          37,754
   Mobile Telesystems -- SP ADR                             370          20,705
   Vimpel-Communications --
     SP ADR*                                                210          19,916
   Rogers Communications, Inc. --
     Class B                                                540          17,690
   American Tower Corp. -- Class A*                         390          15,191
   NII Holdings, Inc. -- Class B*                           190          14,094
   SK Telecom Co., Ltd. -- SP ADR                           600          14,052
   Turkcell Iletisim Hizmet AS, Inc. --
     SP ADR                                                 910          12,058
   Philippine Long Distance Telephone
     Co. -- SP ADR                                          220          11,616
   U.S. Cellular Corp.*                                     140          10,283
   Crown Castle International Corp.*                        280           8,996
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION
     SERVICES                                                           703,096
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      1,736,841
                                                                  -------------
MATERIALS 3.6%
   CHEMICALS 0.9%
   Lyondell Chemical Co.                                  4,280         128,271
   Ashland, Inc.                                          1,350          88,560
   Eastman Chemical Co.                                   1,210          76,629
   Airgas, Inc.                                           1,420          59,853
   Olin Corp.                                             3,440          58,274
                                                                  -------------
   TOTAL CHEMICALS                                                      411,587
                                                                  -------------
   METALS & MINING 0.8%
   Allegheny Technologies, Inc.                           2,230         237,919
   Reliance Steel & Aluminum Co.                          1,410          68,244
   Worthington Industries, Inc.                           2,820          58,035
                                                                  -------------
   TOTAL METALS & MINING                                                364,198
                                                                  -------------
   CONSTRUCTION MATERIALS 0.8%
   Cemex SA de CV -- SP ADR*                              2,380          77,945
   Vulcan Materials Co.                                     500          58,240
   Rinker Group Ltd. -- SP ADR                              790          57,512
   Martin Marietta Materials, Inc.                          330          44,616
   Florida Rock Industries, Inc.                            640          43,066
   Eagle Materials, Inc.                                    530          23,654
   Texas Industries, Inc.                                   300          22,659
   Headwaters, Inc.*                                        670          14,639
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                         342,331
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   CONTAINERS & PACKAGING 0.7%
   Temple-Inland, Inc.                                      530   $      31,662
   Sealed Air Corp.                                         800          25,280
   Ball Corp.                                               540          24,759
   Owens-Illinois, Inc.*                                    950          24,481
   Crown Holdings, Inc.*                                    930          22,748
   Sonoco Products Co.                                      590          22,172
   Bemis Co.                                                640          21,370
   Smurfit-Stone Container Corp.*                         1,760          19,818
   Packaging Corporation of America                         780          19,032
   AptarGroup, Inc.                                         270          18,071
   Silgan Holdings, Inc.                                    320          16,355
   Pactiv Corp.*                                            470          15,858
   Rock-Tenn Co. -- Class A                                 390          12,948
   Greif, Inc. -- Class A                                   110          12,222
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         286,776
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.4%
   International Paper Co.                                1,680          61,152
   Louisiana-Pacific Corp.                                2,370          47,542
   Aracruz Celulose SA -- SP ADR                            400          20,988
   Votorantim Celulose e Papel SA --
     SP ADR                                                 950          17,385
   Abitibi -- Consolidated Inc.                           5,639          15,902
   Wausau Paper Corp.                                       890          12,781
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                        175,750
                                                                  -------------
TOTAL MATERIALS                                                       1,580,642
                                                                  -------------
UTILITIES 2.2%
   ELECTRIC UTILITIES 1.5%
   Edison International                                   3,430         168,516
   Entergy Corp.                                          1,150         120,658
   Pepco Holdings, Inc.                                   3,380          98,088
   TXU Corp.                                              1,510          96,791
   Progress Energy, Inc.                                  1,740          87,766
   Pinnacle West Capital Corp.                            1,080          52,110
   Great Plains Energy, Inc.                              1,230          39,913
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                             663,842
                                                                  -------------
   MULTI-UTILITIES 0.6%
   DTE Energy Co.                                         1,470          70,413
   AES Corp.*                                             2,800          60,256
   OGE Energy Corp.                                       1,220          47,336
   Energy East Corp.                                      1,650          40,194
   MDU Resources Group, Inc.                              1,330          38,224
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                256,423
                                                                  -------------
   GAS UTILITIES 0.1%
   Oneok, Inc.                                            1,320          59,400
                                                                  -------------
   TOTAL GAS UTILITIES                                                   59,400
                                                                  -------------
TOTAL UTILITIES                                                         979,665
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $25,771,013)                                                27,529,372
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 36.9%
Repurchase Agreement (Note 5)
Credit Suisse Group
   issued 03/30/07 at 5.09%
   due 04/02/07+                                     $9,722,374   $   9,722,374
Mizuho Financial Group, Inc.
   issued 03/30/07 at 5.09%
   due 04/02/07                                       2,717,571       2,717,571
Bear Stearns Cos., Inc.
   issued 03/30/07 at 5.05%
   due 04/02/07                                       2,964,623       2,964,623
Morgan Stanley
   issued 03/30/07 at 5.05%
   due 04/02/07                                         988,208         988,208
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $16,392,776)                                                16,392,776
                                                                  -------------
TOTAL LONG SECURITIES
   (Cost $42,163,789)                                             $  43,922,148
                                                                  =============

                                                         SHARES
                                                         ------

COMMON STOCKS SOLD SHORT (50.8)%

TELECOMMUNICATION SERVICES (0.1)%
   DIVERSIFIED TELECOMMUNICATION
     SERVICES (0.1)%
   Embarq Corp.                                             520         (29,302)
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                           (29,302)
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        (29,302)
                                                                  -------------
MATERIALS (1.4)%
   PAPER & FOREST PRODUCTS (0.3)%
   Bowater, Inc.                                            440         (10,481)
   MeadWestvaco Corp.                                     1,640         (50,577)
   Weyerhaeuser Co.                                       1,080         (80,719)
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                       (141,777)
                                                                  -------------
   METALS & MINING (0.4)%
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B                                1,420         (93,990)
   Newmont Mining Corp.                                   2,270         (95,317)
                                                                  -------------
   TOTAL METALS & MINING                                               (189,307)
                                                                  -------------
   CHEMICALS (0.7)%
   Hercules, Inc.*                                          690         (13,483)
   Albemarle Corp.                                          500         (20,670)
   Ferro Corp.                                            1,680         (36,305)
   Chemtura Corp.                                         9,110         (99,572)
   Ecolab, Inc.                                           3,160        (135,880)
                                                                  -------------
   TOTAL CHEMICALS                                                     (305,910)
                                                                  -------------
TOTAL MATERIALS                                                        (636,994)
                                                                  -------------
UTILITIES (1.5)%
   WATER UTILITIES (0.2)%
   Aqua America, Inc.                                     3,610         (81,044)
                                                                  -------------
   TOTAL WATER UTILITIES                                             (81,044)
                                                                  -------------


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   ELECTRIC UTILITIES (0.2)%
   Allegheny Energy, Inc.*                                  180   $      (8,845)
   Duke Energy Corp.                                      4,660         (94,552)
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                            (103,397)
                                                                  -------------
   GAS UTILITIES (0.4)%
   Questar Corp.                                            110          (9,813)
   Equitable Resources, Inc.                              2,890        (139,645)
                                                                  -------------
   TOTAL GAS UTILITIES                                                 (149,458)
                                                                  -------------
   MULTI-UTILITIES (0.7)%
   TECO Energy, Inc.                                        360          (6,196)
   Integrys Energy Group Inc                                492         (27,311)
   Dynegy, Inc. -- Class A*                               6,680         (61,857)
   KeySpan Corp.                                          1,630         (67,074)
   CenterPoint Energy, Inc.                               3,990         (71,581)
   Public Service Enterprise
     Group, Inc.                                          1,030         (85,531)
                                                                  -------------
   TOTAL MULTI-UTILITIES                                               (319,550)
                                                                  -------------
TOTAL UTILITIES                                                        (653,449)
                                                                  -------------
HEALTH CARE (5.4)%
   HEALTH CARE PROVIDERS & SERVICES (0.4)%
   Coventry Health Care, Inc.*                               60          (3,363)
   Express Scripts, Inc.*                                   410         (33,095)
   CIGNA Corp.                                            1,110        (158,353)
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              (194,811)
                                                                  -------------
   PHARMACEUTICALS (0.8)%
   Par Pharmaceutical Cos., Inc.*                         1,990         (49,989)
   Sepracor, Inc.*                                        2,670        (124,502)
   Forest Laboratories, Inc.*                             3,120        (160,493)
                                                                  -------------
   TOTAL PHARMACEUTICALS                                               (334,984)
                                                                  -------------
   BIOTECHNOLOGY (1.7)%
   Martek Biosciences Corp.*                              1,520         (31,342)
   Celgene Corp.*                                         1,220         (64,001)
   Affymetrix, Inc.*                                      2,390         (71,867)
   Vertex Pharmaceuticals, Inc.*                          3,940        (110,478)
   Cephalon, Inc.*                                        1,900        (135,299)
   Gilead Sciences, Inc.*                                 2,150        (164,475)
   PDL BioPharma, Inc.*                                   9,080        (197,036)
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                 (774,498)
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES (2.5)%
   Bausch & Lomb, Inc.                                      230         (11,767)
   Advanced Medical Optics, Inc.*                         1,640         (61,008)
   Ventana Medical Systems, Inc.*                         1,810         (75,839)
   Hillenbrand Industries, Inc.                           1,320         (78,368)
   DENTSPLY International, Inc.                           2,980         (97,595)
   Varian Medical Systems, Inc.*                          2,550        (121,610)
   Hospira, Inc.*                                         3,320        (135,788)
   Intuitive Surgical, Inc.*                              1,340        (162,904)
   Boston Scientific Corp.*                              12,220        (177,679)
   St. Jude Medical, Inc.*                                4,840        (182,032)
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            (1,104,590)
                                                                  -------------
TOTAL HEALTH CARE                                                    (2,408,883)
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS (5.7)%
   AIRLINES 0.0%
   AirTran Holdings, Inc.*                                1,520   $     (15,610)
                                                                  -------------
   TOTAL AIRLINES                                                       (15,610)
                                                                  -------------
   ROAD & RAIL (0.1)%
   Avis Budget Group, Inc.*                               1,250         (34,150)
                                                                  -------------
   TOTAL ROAD & RAIL                                                    (34,150)
                                                                  -------------
   AEROSPACE & DEFENSE (0.1)%
   Precision Castparts Corp.                                420         (43,701)
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            (43,701)
                                                                  -------------
   ELECTRICAL EQUIPMENT (0.3)%
   Rockwell Automation, Inc.                              1,770        (105,970)
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                          (105,970)
                                                                  -------------
   AIR FREIGHT & COURIERS (0.4)%
   CH Robinson Worldwide, Inc.                              890         (42,497)
   Expeditors International
     Washington, Inc.                                     3,430        (141,728)
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                        (184,225)
                                                                  -------------
   CONSTRUCTION & ENGINEERING (0.5)%
   Fluor Corp.                                            1,110         (99,589)
   Jacobs Engineering Group, Inc.*                        2,420        (112,893)
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                    (212,482)
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS (0.5)%
   GATX Corp.                                             1,020         (48,756)
   Fastenal Co.                                           5,290        (185,415)
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              (234,171)
                                                                  -------------
   MACHINERY (0.9)%
   Joy Global, Inc.                                         610         (26,169)
   Pentair, Inc.                                          1,930         (60,139)
   Flowserve Corp.                                        1,570         (89,788)
   Caterpillar, Inc.                                      3,400        (227,902)
                                                                  -------------
   TOTAL MACHINERY                                                     (403,998)
                                                                  -------------
   INDUSTRIAL CONGLOMERATES (1.2)%
   General Electric Co.                                  14,550        (514,488)
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      (514,488)
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES (1.7)%
   Monster Worldwide, Inc.*                                 670         (31,738)
   Robert Half International, Inc.                          890         (32,939)
   Deluxe Corp.                                           1,390         (46,607)
   HNI Corp.                                              1,090         (50,064)
   Avery Dennison Corp.                                   1,110         (71,328)
   Corporate Executive Board Co.                          1,010         (76,720)
   Cintas Corp.                                           2,150         (77,615)
   RR Donnelley & Sons Co.                                2,250         (82,327)
   Pitney Bowes, Inc.                                     2,000         (90,780)
   Stericycle, Inc.*                                      1,170         (95,355)
   Dun & Bradstreet Corp.                                 1,240        (113,088)
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                (768,561)
                                                                  -------------
TOTAL INDUSTRIALS                                                    (2,517,356)
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (5.8)%
   LEISURE EQUIPMENT & PRODUCTS (0.1)%
   Mattel, Inc.                                           1,070   $     (29,500)
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   (29,500)
                                                                  -------------
   MULTILINE RETAIL (0.1)%
   Saks, Inc.                                             2,770         (57,727)
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               (57,727)
                                                                  -------------
   AUTO COMPONENTS (0.2)%
   Bandag, Inc.                                             540         (27,373)
   ArvinMeritor, Inc.                                     1,810         (33,032)
   Lear Corp.*                                            1,480         (54,035)
                                                                  -------------
   TOTAL AUTO COMPONENTS                                               (114,440)
                                                                  -------------
   AUTOMOBILES (0.3)%
   General Motors Corp.                                   4,120        (126,237)
                                                                  -------------
   TOTAL AUTOMOBILES                                                   (126,237)
                                                                  -------------
   SPECIALTY RETAIL (0.3)%
   Coldwater Creek, Inc.*                                   540         (10,951)
   OfficeMax, Inc.                                          250         (13,185)
   Dick's Sporting Goods, Inc.*                             400         (23,304)
   Pier 1 Imports, Inc.                                   3,680         (25,429)
   Chico's FAS, Inc.*                                     2,570         (62,785)
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                              (135,654)
                                                                  -------------
   TEXTILES & APPAREL (0.3)%
   Coach, Inc.*                                           3,000        (150,150)
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                            (150,150)
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES (0.5)%
   Sotheby's Holdings, Inc. -- Class A                      500         (22,240)
   Strayer Education, Inc.                                  380         (47,500)
   ITT Educational Services, Inc.*                          810         (66,007)
   Apollo Group, Inc. -- Class A*                         1,790         (78,581)
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                (214,328)
                                                                  -------------
   INTERNET & CATALOG RETAIL (0.5)%
   Amazon.com, Inc.*                                      6,270        (249,483)
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                     (249,483)
                                                                  -------------
   HOUSEHOLD DURABLES (0.9)%
   Ryland Group, Inc.                                       210          (8,860)
   KB HOME                                                  230          (9,814)
   Pulte Homes, Inc.                                        690         (18,258)
   Beazer Homes USA, Inc.                                   940         (27,288)
   Blyth, Inc.                                            1,440         (30,398)
   Hovnanian Enterprises, Inc. --
     Class A*                                             1,250         (31,450)
   Centex Corp.                                           1,510         (63,088)
   Mohawk Industries, Inc.*                                 770         (63,179)
   Harman International
     Industries, Inc.                                       730         (70,138)
   D.R. Horton, Inc.                                      3,250         (71,500)
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                            (393,973)
                                                                  -------------
   MEDIA (1.2)%
   Valassis Communications, Inc.*                         1,540         (26,472)
   Dow Jones & Co., Inc.                                  1,480         (51,016)
   Tribune Co.                                            2,600         (83,486)

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Interpublic Group of Cos., Inc.*                      11,980   $    (147,474)
   Time Warner, Inc.                                     10,720        (211,398)
                                                                  -------------
   TOTAL MEDIA                                                         (519,846)
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE (1.4)%
   Cheesecake Factory, Inc.*                              1,610         (42,906)
   Wendy's International, Inc.                            1,660         (51,958)
   International Game
     Technology, Inc.                                     2,740        (110,641)
   Harrah's Entertainment, Inc.                           1,380        (116,541)
   Marriott International, Inc. --
     Class A                                              2,960        (144,922)
   Starbucks Corp.*                                       4,630        (145,197)
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 (612,165)
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         (2,603,503)
                                                                  -------------
ENERGY (6.1)%
   OIL & GAS (2.0)%
   Forest Oil Corp.*                                      2,200         (73,414)
   Sunoco, Inc.                                           2,260        (159,194)
   Newfield Exploration Co.*                              4,370        (182,273)
   Southwestern Energy Co.*                               5,020        (205,719)
   El Paso Corp.                                         17,480        (252,936)
                                                                  -------------
   TOTAL OIL & GAS                                                     (873,536)
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES (4.1)%
   Grant Prideco, Inc.*                                     930         (46,351)
   BJ Services Co.                                        5,380        (150,102)
   Halliburton Co.                                        9,190        (291,691)
   Weatherford International Ltd.*                        7,260        (327,426)
   FMC Technologies, Inc.*                                4,930        (343,917)
   Schlumberger Ltd.                                      9,730        (672,343)
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 (1,831,830)
                                                                  -------------
TOTAL ENERGY                                                         (2,705,366)
                                                                  -------------
CONSUMER STAPLES (6.3)%
   TOBACCO (0.3)%
   Universal Corp.                                        2,200        (134,970)
                                                                  -------------
   TOTAL TOBACCO                                                       (134,970)
                                                                  -------------
   HOUSEHOLD PRODUCTS (1.0)%
   Colgate-Palmolive Co.                                  6,290        (420,109)
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                            (420,109)
                                                                  -------------
   BEVERAGES (1.4)%
   Constellation Brands, Inc. --
     Class A*                                             2,400         (50,832)
   PepsiAmericas, Inc.                                    4,850        (108,252)
   Brown-Forman Corp. -- Class B                          2,670        (175,045)
   Molson Coors Brewing Co. --
     Class B                                              3,190        (301,838)
                                                                  -------------
   TOTAL BEVERAGES                                                     (635,967)
                                                                  -------------
   FOOD & DRUG RETAILING (1.7)%
   Whole Foods Market, Inc.                               3,400        (152,490)
   Supervalu, Inc.                                        7,110        (277,788)
   Sysco Corp.                                            9,170        (310,221)
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                         (740,499)
                                                                  -------------


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   FOOD PRODUCTS (1.9)%
   Sara Lee Corp.                                        13,000   $    (219,960)
   Hershey Co.                                           11,610        (634,602)
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                 (854,562)
                                                                  -------------
TOTAL CONSUMER STAPLES                                               (2,786,107)
                                                                  -------------
INFORMATION TECHNOLOGY (8.8)%
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2)%
   Jabil Circuit, Inc.                                    3,490         (74,721)
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             (74,721)
                                                                  -------------
   IT CONSULTING & SERVICES (0.3)%
   Gartner, Inc. -- Class A*                                 80          (1,916)
   Cognizant Technology Solutions
      Corp. -- Class A*                                     260         (22,950)
   Unisys Corp.*                                         11,350         (95,681)
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                      (120,547)
                                                                  -------------
   OFFICE ELECTRONICS (0.5)%
   Xerox Corp.*                                          12,420        (209,774)
                                                                  -------------
   TOTAL OFFICE ELECTRONICS                                            (209,774)
                                                                  -------------
   COMMUNICATIONS EQUIPMENT (0.9)%
   ADC Telecommunications, Inc.*                            650         (10,881)
   Powerwave Technologies, Inc.*                          5,750         (32,717)
   Utstarcom, Inc.*                                       6,270         (51,978)
   Ciena Corp.*                                           2,270         (63,447)
   F5 Networks, Inc.*                                       990         (66,013)
   JDS Uniphase Corp.*                                    9,660        (147,122)
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      (372,158)
                                                                  -------------
   COMPUTERS & PERIPHERALS (0.9)%
   Lexmark International, Inc.*                             190         (11,108)
   SanDisk Corp.*                                         2,830        (123,954)
   Apple Computer, Inc.*                                  1,400        (130,074)
   Network Appliance, Inc.*                               4,070        (148,636)
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                       (413,772)
                                                                  -------------
   INTERNET SOFTWARE & SERVICES (1.1)%
   ValueClick, Inc.*                                      2,790         (72,903)
   Google, Inc. -- Class A*                                 350        (160,356)
   eBay, Inc.*                                            8,200        (271,830)
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                  (505,089)
                                                                  -------------
   SOFTWARE (2.0)%
   Advent Software, Inc.*                                   390         (13,599)
   Activision, Inc.*                                      5,550        (105,117)
   Symantec Corp.*                                       11,190        (193,587)
   CA, Inc.                                               7,950        (205,984)
   Electronic Arts, Inc.*                                 7,631        (384,280)
                                                                  -------------
   TOTAL SOFTWARE                                                      (902,567)
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT (2.9)%
   MEMC Electronic Materials, Inc.*                         410         (24,838)
   Nvidia Corp.*                                          1,280         (36,838)
   Semtech Corp.*                                         2,830         (38,148)
   Lattice Semiconductor Corp.*                           7,260         (42,471)
   PMC - Sierra, Inc.*                                    6,630         (46,476)
   Triquint Semiconductor, Inc.*                          9,830         (49,150)

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Silicon Laboratories, Inc.*                            1,690   $     (50,565)
   Fairchild Semiconductor
      International, Inc.*                                4,480         (74,906)
   Advanced Micro Devices, Inc.*                          7,530         (98,342)
   Teradyne, Inc.*                                        5,980         (98,909)
   Maxim Integrated Products, Inc.                        4,140        (121,716)
   Broadcom Corp. -- Class A*                             4,810        (154,257)
   Cypress Semiconductor Corp.*                           9,190        (170,475)
   Applied Materials, Inc.                               15,510        (284,143)
                                                                  -------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                        (1,291,234)
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         (3,889,862)
                                                                  -------------
FINANCIALS (9.7)%
   DIVERSIFIED FINANCIALS (0.1)%
   Moody's Corp.                                          1,020         (63,301)
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         (63,301)
                                                                  -------------
   CONSUMER FINANCE (0.8)%
   Capital One Financial Corp.                              290         (21,883)
   SLM Corp.                                              8,520        (348,468)
                                                                  -------------
   TOTAL CONSUMER FINANCE                                              (370,351)
                                                                  -------------
   BANKS (0.9)%
   FirstMerit Corp.                                         370          (7,811)
   Westamerica Bancorporation                             1,070         (51,542)
   Commerce Bancorp, Inc.                                 3,270        (109,153)
   National City Corp.                                    5,970        (222,382)
                                                                  -------------
   TOTAL BANKS                                                         (390,888)
                                                                  -------------
   REAL ESTATE (1.0)%
   Highwoods Properties, Inc.                               150          (5,924)
   Boston Properties, Inc.                                  220         (25,828)
   Weingarten Realty Investors                              560         (26,634)
   UDR, Inc.                                                870         (26,639)
   Potlatch Corp.                                         1,280         (58,598)
   Regency Centers Corp.                                  1,690        (140,929)
   Vornado Realty Trust                                   1,410        (168,269)
                                                                  -------------
   TOTAL REAL ESTATE                                                   (452,821)
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE (1.5)%
   New York Community
      Bancorp, Inc.                                       6,330        (111,345)
   Freddie Mac                                            9,180        (546,118)
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    (657,463)
                                                                  -------------
   CAPITAL MARKETS (2.3)%
   SEI Investments Co.                                      400         (24,092)
   Waddell & Reed Financial, Inc. --
      Class A                                             3,020         (70,427)
   Janus Capital Group, Inc.                              4,410         (92,213)
   Nuveen Investments, Inc. --
      Class A                                             2,150        (101,695)
   Eaton Vance Corp.                                      3,430        (122,245)
   Legg Mason, Inc.                                       1,580        (148,852)
   Federated Investors, Inc. -- Class B                   4,910        (180,295)
   Charles Schwab Corp.                                  14,260        (260,815)
                                                                  -------------
   TOTAL CAPITAL MARKETS                                             (1,000,634)
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 33

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   INSURANCE (3.1)%
   Arthur J. Gallagher & Co.                              2,650   $     (75,074)
   ACE Ltd.                                               3,330        (190,010)
   Everest Re Group Ltd.                                  2,310        (222,153)
   Marsh & McLennan Cos., Inc.                            7,650        (224,069)
   XL Capital Ltd.                                        4,470        (312,721)
   Progressive Corp.                                     15,990        (348,902)
                                                                  -------------
   TOTAL INSURANCE                                                   (1,372,929)
                                                                  -------------
TOTAL FINANCIALS                                                     (4,308,387)
                                                                  -------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $21,640,773)                                         $ (22,539,209)
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 51.8%                                         $  22,961,959
                                                                  =============
NET ASSETS - 100.0%                                               $  44,344,898
================================================================================

                                                                     UNREALIZED
                                                                          GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2007 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $19,454,800)                                272   $     328,676
June 2007 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $3,080,520)                                  36          43,068
June 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $2,013,500)                                  25          41,238
                                                                  -------------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $24,548,820)                                      $     412,982
                                                                  =============

*     NON-INCOME PRODUCING SECURITY.

+ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS SHORT SECURITY COLLATERAL AT MARCH 31, 2007.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.


34 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 97.3%

FINANCIALS 20.0%
   BANKS 4.5%
   Wachovia Corp.                                         7,319   $     402,911
   Regions Financial Corp.+                               5,981         211,548
   PNC Financial Services Group, Inc.                     2,910         209,433
   KeyCorp+                                               5,560         208,333
   National City Corp.                                    5,511         205,285
   Wells Fargo & Co.                                      5,071         174,594
   Sterling Financial Corp.                               5,401         168,457
   TD Banknorth, Inc.                                     5,231         168,229
   Southwest Bancorp, Inc.                                6,140         157,736
   MainSource Financial Group, Inc.+                      9,220         156,556
   South Financial Group, Inc.                            6,230         154,006
   Taylor Capital Group, Inc.                             4,380         153,300
   Whitney Holding Corp.                                  4,971         152,013
   Ameris Bancorp                                         6,191         151,556
   IBERIABANK Corp.                                       2,690         149,725
   Irwin Financial Corp.                                  7,940         148,002
   First Regional Bancorp*                                4,701         139,620
   First Citizens BancShares, Inc. --
      Class A                                               640         128,640
   First Community Bancorp+                               2,060         116,472
   Royal Bancshares of Pennsylvania, Inc. --
      Class A                                             1,597          37,929
   Banner Corp.                                             880          36,564
   U.S. Bancorp+                                            790          27,626
   Intervest Bancshares Corp.*                              930          26,691
                                                                  -------------
   TOTAL BANKS                                                        3,485,226
                                                                  -------------
   REAL ESTATE 4.4%
   ProLogis+                                              3,820         248,033
   Host Hotels & Resorts, Inc.+                           9,170         241,263
   Boston Properties, Inc.+                               1,920         225,408
   Simon Property Group, Inc.+                            1,880         209,150
   LaSalle Hotel Properties+                              4,130         191,467
   Annaly Mortgage Management, Inc.+                     12,180         188,546
   Hospitality Properties Trust                           4,000         187,200
   American Home Mortgage Investment Corp.+               6,690         180,563
   Liberty Property Trust+                                3,510         171,007
   Newcastle Investment Corp.+                            6,010         166,657
   Ashford Hospitality Trust, Inc.                       13,142         156,915
   Colonial Properties Trust+                             3,430         156,648
   Arbor Realty Trust, Inc.                               5,110         155,548
   Gramercy Capital Corp.+                                5,060         155,241
   Deerfield Triarc Capital Corp.+                       10,130         151,849
   Cousins Properties, Inc.+                              4,621         151,846
   Capital Trust, Inc. -- Class A+                        3,310         150,837
   Anthracite Capital, Inc.                               9,690         116,280
   Spirit Finance Corp.                                   6,540          97,446
   NorthStar Realty Finance Corp.                         3,860          58,711
   Jones Lang LaSalle, Inc.                                 390          40,669

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

   DiamondRock Hospitality Co.+                           1,250   $      23,750
   Regency Centers Corp.+                                   120          10,007
                                                                  -------------
   TOTAL REAL ESTATE                                                  3,435,041
                                                                  -------------
   INSURANCE 3.7%
   Travelers Cos., Inc.                                   4,600         238,142
   MetLife, Inc.+                                         3,520         222,288
   American International Group, Inc.                     3,290         221,154
   Lincoln National Corp.                                 2,890         195,913
   Genworth Financial, Inc. -- Class A+                   5,362         187,348
   Protective Life Corp.                                  3,810         167,793
   Odyssey Re Holdings Corp.                              4,140         162,743
   Transatlantic Holdings, Inc.+                          2,490         162,149
   CNA Financial Corp.*+                                  3,700         159,433
   Alleghany Corp.*                                         418         156,240
   NYMAGIC, Inc.                                          3,790         154,822
   American Financial Group, Inc.+                        4,170         141,947
   Chubb Corp.                                            2,690         138,992
   Argonaut Group, Inc.*+                                 4,200         135,912
   Reinsurance Group of America, Inc.                     2,310         133,333
   CNA Surety Corp.*+                                     6,301         132,951
   Meadowbrook Insurance Group, Inc.*                    10,960         120,450
   Allstate Corp.                                           350          21,021
   American Physicians Capital, Inc.*                       340          13,627
                                                                  -------------
   TOTAL INSURANCE                                                    2,866,258
                                                                  -------------
   DIVERSIFIED FINANCIALS 2.5%
   Bank of America Corp.                                 14,160         722,443
   J.P. Morgan Chase & Co.                               11,600         561,208
   Citigroup, Inc.                                        9,310         477,975
   Nasdaq Stock Market, Inc.*+                            5,780         169,990
   NYSE Group, Inc.*                                         80           7,500
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                       1,939,116
                                                                  -------------
   CAPITAL MARKETS 2.5%
   Merrill Lynch & Co., Inc.+                             3,680         300,546
   Ameriprise Financial, Inc.                             3,880         221,703
   E*Trade Financial Corp.*+                              9,250         196,285
   American Capital Strategies Ltd.+                      4,370         193,635
   Janus Capital Group, Inc.+                             8,550         178,781
   Capital Southwest Corp.                                1,084         166,578
   ACA Capital Holdings, Inc.*                           10,700         150,014
   Investment Technology Group, Inc.*                     3,520         137,984
   Blackrock, Inc.                                          840         131,300
   MCG Capital Corp.                                      6,030         113,123
   Morgan Stanley                                         1,007          79,311
   Goldman Sachs Group, Inc.                                190          39,260
                                                                  -------------
   TOTAL CAPITAL MARKETS                                              1,908,520
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.7%
   Countrywide Financial Corp.+                           5,540         186,366
   Radian Group, Inc.+                                    3,150         172,872
   Ocwen Financial Corp.*                                13,160         169,369
   FirstFed Financial Corp.*+                             2,890         164,239


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 35

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   PMI Group, Inc.+                                       3,350   $     151,487
   Downey Financial Corp.+                                2,200         141,988
   Bankunited Financial Corp. -- Class A+                 6,011         127,493
   Triad Guaranty, Inc.*                                  2,540         105,181
   Fremont General Corp.+                                12,070          83,645
   Federal Agricultural Mortgage Corp.                      660          17,952
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   1,320,592
                                                                  -------------
   CONSUMER FINANCE 0.7%
   Capital One Financial Corp.+                           2,930         221,098
   AmeriCredit Corp.*+                                    6,331         144,726
   CompuCredit Corp.*+                                    4,300         134,246
   American Express Co.                                     200          11,280
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               511,350
                                                                  -------------
TOTAL FINANCIALS                                                     15,466,103
                                                                  -------------
INFORMATION TECHNOLOGY 15.4%
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 3.1%
   Applied Materials, Inc.+                              11,429         209,379
   Lam Research Corp.*+                                   4,149         196,414
   Zoran Corp.*                                          10,180         173,264
   Novellus Systems, Inc.*+                               5,371         171,979
   MKS Instruments, Inc.*                                 6,700         170,984
   Teradyne, Inc.*+                                      10,235         169,287
   Advanced Energy Industries, Inc.*+                     7,800         164,112
   Intevac, Inc.*                                         5,952         156,954
   International Rectifier Corp.*+                        3,930         150,165
   Cymer, Inc.*+                                          3,350         139,192
   Intel Corp.                                            7,211         137,946
   LSI Logic Corp.*+                                     11,831         123,516
   Actel Corp.*                                           7,382         121,951
   Intersil Corp. -- Class A+                             3,490          92,450
   Nvidia Corp.*                                          2,400          69,072
   Silicon Storage Technology, Inc.*                     11,460          56,498
   OmniVision Technologies, Inc.*+                        3,460          44,842
   Brooks Automation, Inc.*                               1,210          20,752
   Amkor Technology, Inc.*                                  800           9,984
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                       2,378,741
                                                                  -------------
   SOFTWARE 3.0%
   Microsoft Corp.                                       16,440         458,183
   Oracle Corp.*                                         15,953         289,228
   Symantec Corp.*+                                      11,250         194,625
   Sybase, Inc.*+                                         7,670         193,898
   Cadence Design Systems, Inc.*+                         9,037         190,319
   Macrovision Corp.*                                     7,210         180,611
   EPIQ Systems, Inc.*+                                   8,220         167,524
   Altiris, Inc.*                                         4,941         162,608
   Compuware Corp.*                                      14,880         141,211
   eSpeed, Inc. -- Class A*                              13,210         125,495
   Sonic Solutions, Inc.*+                                8,311         117,185
   TIBCO Software, Inc.*                                  3,210          27,349

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Synopsys, Inc.*                                          930   $      24,394
   Hyperion Solutions Corp.*                                440          22,805
   Advent Software, Inc.*                                   220           7,671
                                                                  -------------
   TOTAL SOFTWARE                                                     2,303,106
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 2.4%
   Cisco Systems, Inc.*                                  10,480         267,555
   Corning, Inc.*+                                       10,810         245,820
   Harris Corp.                                           3,920         199,724
   Arris Group, Inc.*                                    13,080         184,166
   Loral Space & Communications, Inc.*                    3,360         170,957
   Interdigital Communications Corp.*                     5,392         170,765
   Motorola, Inc.+                                        9,251         163,465
   Avaya, Inc.*                                          12,390         146,326
   EMS Technologies, Inc.*+                               6,581         126,816
   Utstarcom, Inc.*+                                     14,060         116,557
   Tellabs, Inc.*+                                        6,287          62,241
   Qualcomm, Inc.                                           440          18,770
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     1,873,162
                                                                  -------------
   COMPUTERS & PERIPHERALS 2.2%
   International Business Machines Corp.                  5,410         509,946
   Hewlett-Packard Co.                                   10,579         424,641
   Apple Computer, Inc.*+                                 3,770         350,271
   Brocade Communications Systems, Inc.*+                19,030         181,166
   Western Digital Corp.*                                 9,350         157,173
   Lexmark International, Inc.*+                          1,250          73,075
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                      1,696,272
                                                                  -------------
   IT CONSULTING & SERVICES 1.9%
   First Data Corp.                                       7,796         209,712
   Alliance Data Systems Corp.*+                          3,010         185,476
   Sabre Holdings Corp.                                   5,380         176,195
   Convergys Corp.*                                       6,612         168,011
   Mantech International Corp. -- Class A*                4,690         156,693
   Infocrossing, Inc.*+                                   9,710         144,388
   Acxiom Corp.                                           6,510         139,249
   MPS Group, Inc.*                                       9,690         137,114
   Forrester Research, Inc.*                              4,151         117,722
   Ciber, Inc.*                                           7,080          55,720
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                     1,490,280
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
   Paxar Corp.*+                                          7,130         204,631
   Avnet, Inc.*+                                          4,860         175,640
   Vishay Intertechnology, Inc.*+                        11,597         162,126
   AVX Corp.                                             10,130         153,976
   Insight Enterprises, Inc.*                             7,600         136,648
   Rofin-Sinar Technologies, Inc.*                        2,240         132,563
   TTM Technologies, Inc.*                                2,530          24,136
   Agilsys, Inc.                                            880          19,774
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           1,009,494
                                                                  -------------


36 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES 1.2%
   VeriSign, Inc.*+                                       7,541   $     189,430
   Interwoven, Inc.*                                     10,410         175,929
   RealNetworks, Inc.*                                   21,270         166,970
   Vignette Corp.*                                        8,961         166,406
   Google, Inc. -- Class A*                                 240         109,958
   The Knot, Inc.*                                        3,900          83,967
   eBay, Inc.*+                                             983          32,586
   Digital River, Inc.*+                                    220          12,155
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   937,401
                                                                  -------------
   OFFICE ELECTRONICS 0.3%
   Xerox Corp.*+                                         14,790         249,803
                                                                  -------------
   TOTAL OFFICE ELECTRONICS                                             249,803
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         11,938,259
                                                                  -------------
CONSUMER DISCRETIONARY 14.0%
   MEDIA 3.3%
   Time Warner, Inc.+                                    17,300         341,156
   Walt Disney Co.+                                       9,360         322,265
   Liberty Media Corp. -- Capital*                        2,240         247,721
   Gannett Co., Inc.                                      3,980         224,034
   CBS Corp.+                                             6,510         199,141
   DIRECTV Group, Inc.*+                                  8,411         194,042
   Comcast Corp. -- Class A*+                             6,314         163,848
   Tribune Co.+                                           4,781         153,518
   Meredith Corp.+                                        2,480         142,327
   Hearst-Argyle Television, Inc.                         5,100         138,669
   McClatchy Co. -- Class A                               4,260         134,659
   Media General, Inc.                                    2,710         103,414
   Omnicom Group, Inc.                                      860          88,047
   News Corp. -- Class A                                  2,862          66,169
                                                                  -------------
   TOTAL MEDIA                                                        2,519,010
                                                                  -------------
   SPECIALTY RETAIL 2.9%
   GameStop Corp. -- Class A*                             6,320         205,842
   Jo-Ann Stores, Inc.*                                   7,130         194,292
   Payless Shoesource, Inc.*+                             5,500         182,600
   OfficeMax, Inc.+                                       3,380         178,261
   Sherwin-Williams Co.+                                  2,680         176,987
   West Marine, Inc.*+                                    9,120         166,075
   Staples, Inc.+                                         6,375         164,730
   Regis Corp.                                            4,080         164,710
   CSK Auto Corp.*                                        9,480         163,056
   Asbury Automotive Group, Inc.+                         5,390         152,268
   Books-A-Million, Inc.                                  9,980         142,115
   Dress Barn, Inc.*+                                     5,951         123,840
   Group 1 Automotive, Inc.                               2,740         108,970
   United Auto Group, Inc.+                               3,970          80,591
   Home Depot, Inc.+                                      1,390          51,069
   Charming Shoppes, Inc.*                                  650           8,418
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             2,263,824
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 2.2%
   McDonald's Corp.                                       6,410         288,770
   Hilton Hotels Corp.+                                   6,730         242,011

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Starwood Hotels & Resorts Worldwide, Inc.              3,630   $     235,405
   Bob Evans Farms, Inc.                                  4,751         175,549
   Triarc Cos., Inc. -- Class B+                          9,600         165,024
   Wyndham Worldwide Corp.*                               4,760         162,554
   O'Charleys, Inc.*                                      7,840         151,234
   Luby's, Inc.*                                         15,350         149,970
   AFC Enterprises, Inc.*                                 6,420         128,721
   CKE Restaurants, Inc.                                    380           7,167
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                1,706,405
                                                                  -------------
   HOUSEHOLD DURABLES 1.4%
   Mohawk Industries, Inc.*+                              2,020         165,741
   Stanley Works                                          2,960         163,865
   Avatar Holdings, Inc.*+                                2,230         159,311
   NVR, Inc.*+                                              230         152,950
   KB HOME+                                               3,530         150,625
   American Greetings Corp. -- Class A                    5,541         128,607
   Jarden Corp.*                                          2,260          86,558
   Lennar Corp. -- Class A+                               1,180          49,808
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           1,057,465
                                                                  -------------
   MULTILINE RETAIL 1.2%
   Big Lots, Inc.*+                                       7,102         222,151
   Federated Department Stores, Inc.+                     4,650         209,482
   Kohl's Corp.*+                                         2,360         180,800
   Sears Holdings Corp.*                                    873         157,280
   Dillard's, Inc. -- Class A+                            3,880         126,992
   Nordstrom, Inc.+                                         810          42,922
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               939,627
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.7%
   Liberty Media Corp -- Interactive*                    10,700         254,874
   IAC/InterActiveCorp*+                                  4,830         182,139
   FTD Group, Inc.                                        6,261         103,495
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                      540,508
                                                                  -------------
   TEXTILES & APPAREL 0.7%
   Polo Ralph Lauren Corp.+                               2,110         185,997
   Movado Group, Inc.                                     5,420         159,619
   Steven Madden Ltd.                                     5,301         154,789
   VF Corp.+                                                450          37,179
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             537,584
                                                                  -------------
   AUTO COMPONENTS 0.5%
   Johnson Controls, Inc.                                 2,010         190,186
   Autoliv, Inc.                                          3,040         173,614
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                363,800
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Mattel, Inc.                                           7,810         215,322
   RC2 Corp.*                                             2,500         100,975
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   316,297
                                                                  -------------
   DISTRIBUTORS 0.3%
   Core-Mark Holding Co., Inc.*                           4,660         166,269
   Building Material Holding Corp.+                       5,530         100,148
                                                                  -------------
   TOTAL DISTRIBUTORS                                                   266,417
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 37

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   HEALTH CARE PROVIDERS & SERVICES 0.3%
   Stewart Enterprises, Inc. -- Class A                  13,670   $     110,180
   Service Corporation International                      8,850         104,961
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               215,141
                                                                  -------------
   AUTOMOBILES 0.1%
   Thor Industries, Inc.+                                 2,230          87,840
                                                                  -------------
   TOTAL AUTOMOBILES                                                     87,840
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         10,813,918
                                                                  -------------
INDUSTRIALS 12.0%
   MACHINERY 2.5%
   Eaton Corp.                                            2,740         228,954
   Cummins, Inc.                                          1,400         202,608
   Terex Corp.*                                           2,820         202,363
   Parker Hannifin Corp.+                                 2,237         193,075
   Manitowoc Co., Inc.                                    2,970         188,684
   Illinois Tool Works, Inc.+                             3,590         185,244
   SPX Corp.+                                             2,510         176,202
   Commercial Vehicle Group, Inc.*                        7,981         164,409
   Gardner Denver, Inc.*                                  4,200         146,370
   Freightcar America, Inc.                               2,840         136,803
   NACCO Industries, Inc. -- Class A                        930         127,791
   Gehl Co.*                                                420          10,660
                                                                  -------------
   TOTAL MACHINERY                                                    1,963,163
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 2.0%
   RR Donnelley & Sons Co.                                5,450         199,416
   M&F Worldwide Corp.*                                   4,151         197,629
   Manpower, Inc.                                         2,270         167,458
   ABM Industries, Inc.                                   6,331         167,075
   COMSYS IT Partners, Inc.*                              8,130         161,787
   Viad Corp.+                                            4,080         157,488
   Steelcase, Inc. -- Class A                             7,541         149,990
   SAIC, Inc.*                                            7,560         130,939
   Amrep Corp. PLC+                                       1,640         126,690
   CBIZ, Inc.*                                            7,502          53,264
   Allied Waste Industries, Inc.*+                        2,250          28,328
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,540,064
                                                                  -------------
   AEROSPACE & DEFENSE 2.0%
   Lockheed Martin Corp.+                                 2,240         217,325
   Northrop Grumman Corp.                                 2,870         213,011
   Raytheon Co.+                                          3,910         205,118
   General Dynamics Corp.                                 2,570         196,348
   Ceradyne, Inc.*+                                       3,190         174,621
   Armor Holdings, Inc.*+                                 2,490         167,652
   DRS Technologies, Inc.                                 3,040         158,597
   Goodrich Corp.                                         2,150         110,682
   United Technologies Corp.+                               674          43,810
   Boeing Co.                                               300          26,673
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                          1,513,837
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 1.4%
   General Electric Co.+                                 21,320         753,875
   Tredegar Corp.+                                        7,340         167,279
   Walter Industries, Inc.                                6,280         155,430
   Teleflex, Inc.+                                          100           6,807
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     1,083,391
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   ROAD & RAIL 1.1%
   CSX Corp.                                              6,690   $     267,934
   Union Pacific Corp.                                    2,150         218,333
   YRC Worldwide, Inc.*+                                  3,850         154,847
   Norfolk Southern Corp.+                                2,650         134,090
   Swift Transportation Co., Inc.*+                       2,180          67,929
                                                                  -------------
   TOTAL ROAD & RAIL                                                    843,133
                                                                  -------------
   AIRLINES 0.7%
   Republic Airways Holdings, Inc.*                       7,870         180,695
   UAL Corp.*+                                            4,560         174,055
   Continental Airlines, Inc. -- Class B*+                3,830         139,374
   SkyWest, Inc.+                                         1,280          34,342
                                                                  -------------
   TOTAL AIRLINES                                                       528,466
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.7%
   Belden CDT, Inc.+                                      3,360         180,062
   EnerSys*                                               9,660         165,959
   Thomas & Betts Corp.*                                  3,330         162,571
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           508,592
                                                                  -------------
   BUILDING PRODUCTS 0.6%
   American Woodmark Corp.+                               4,410         162,112
   PW Eagle, Inc.+                                        4,630         152,975
   Griffon Corp.*                                         6,080         150,480
   Goodman Global, Inc.*                                  1,750          30,835
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              496,402
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.4%
   URS Corp.*                                             3,840         163,546
   Integrated Electrical Services, Inc.*                  5,991         148,157
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                     311,703
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   United Rentals, Inc.*                                  5,390         148,225
   WESCO International, Inc.*+                            1,660         104,215
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               252,440
                                                                  -------------
   AIR FREIGHT & COURIERS 0.3%
   FedEx Corp.                                            2,050         220,231
   HUB Group, Inc. -- Class A*+                             230           6,668
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         226,899
                                                                  -------------
TOTAL INDUSTRIALS                                                     9,268,090
                                                                  -------------
HEALTH CARE 11.2%
   PHARMACEUTICALS 3.4%
   Pfizer, Inc.                                          18,470         466,552
   Johnson & Johnson, Inc.+                               5,530         333,238
   Schering-Plough Corp.                                  9,900         252,549
   Forest Laboratories, Inc.*+                            4,531         233,075
   King Pharmaceuticals, Inc.*+                           9,570         188,242
   Mylan Laboratories, Inc.+                              8,760         185,186
   Sciele Pharma, Inc.*+                                  7,300         172,864
   Medicines Co.*                                         6,720         168,538
   Salix Pharmaceuticals Ltd.*                           12,390         156,114
   Bradley Pharmaceuticals, Inc.*                         8,050         154,479
   Viropharma, Inc.*+                                    10,300         147,805
   Merck & Co., Inc.+                                     2,030          89,665
   Abbott Laboratories                                      980          54,684


38 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   KV Pharmaceutical Co.*                                 1,080   $      26,708
   Noven Pharmaceuticals, Inc.*                             960          22,272
   Wyeth                                                    300          15,009
                                                                  -------------
   TOTAL PHARMACEUTICALS                                              2,666,980
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 3.0%
   UnitedHealth Group, Inc.                               6,091         322,640
   WellPoint, Inc.*                                       3,350         271,685
   Aetna, Inc.                                            4,621         202,354
   Humana, Inc.*                                          3,440         199,589
   McKesson Corp.                                         3,390         198,451
   Apria Healthcare Group, Inc.*+                         5,492         177,117
   Healthspring, Inc.*+                                   7,270         171,208
   Magellan Health Services, Inc.*                        4,050         170,100
   Emdeon Corp.*                                         11,070         167,489
   WellCare Health Plans, Inc.*                           1,920         163,680
   Res-Care, Inc.*                                        8,730         152,775
   AMERIGROUP Corp.*                                      4,590         139,536
   Medcath Corp.*+                                          810          22,113
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             2,358,737
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 3.0%
   Thermo Fisher Scientific, Inc.*+                       5,790         270,682
   Baxter International, Inc.                             4,590         241,755
   Zimmer Holdings, Inc.*                                 2,350         200,714
   DENTSPLY International, Inc.                           5,720         187,330
   Viasys Healthcare, Inc.*                               5,391         183,240
   Bio-Rad Laboratories, Inc. -- Class A*                 2,470         172,505
   Edwards Lifesciences Corp.*+                           3,340         169,338
   Palomar Medical Technologies, Inc.*+                   4,200         167,790
   Boston Scientific Corp.*                              11,510         167,355
   Greatbatch, Inc.*                                      6,210         158,355
   Aspect Medical Systems, Inc.*+                         9,930         154,809
   West Pharmaceutical Services, Inc.                     3,150         146,255
   Angiodynamics, Inc.*                                   4,490          75,836
   Medtronic, Inc.+                                         140           6,868
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             2,302,832
                                                                  -------------
   BIOTECHNOLOGY 1.8%
   Amgen, Inc.*+                                          5,280         295,047
   ImClone Systems, Inc.*+                                5,540         225,866
   Biogen Idec, Inc.*                                     3,980         176,632
   Cephalon, Inc.*+                                       2,450         174,465
   Illumina, Inc.*+                                       4,971         145,650
   Martek Biosciences Corp.*+                             5,702         117,575
   Applera Corp. - Celera Genomics Group*+                8,090         114,878
   Celgene Corp.*+                                        1,293          67,831
   Savient Pharmaceuticals, Inc.*+                        3,910          46,998
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                1,364,942
                                                                  -------------
TOTAL HEALTH CARE                                                     8,693,491
                                                                  -------------
ENERGY 7.5%
   OIL & GAS 5.7%
   Exxon Mobil Corp.                                     13,630       1,028,383
   Chevron Corp.                                          6,761         500,044

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   ConocoPhillips                                         6,250   $     427,188
   Valero Energy Corp.+                                   3,980         256,670
   Marathon Oil Corp.                                     2,460         243,122
   Occidental Petroleum Corp.                             4,211         207,644
   El Paso Corp.                                         14,212         205,648
   Tesoro Corp.+                                          2,000         200,860
   Devon Energy Corp.+                                    2,750         190,355
   USEC, Inc.*                                           11,703         190,174
   Mariner Energy, Inc.*                                  9,780         187,091
   Alpha Natural Resources, Inc.*+                       11,170         174,587
   Plains Exploration & Production Co.*                   3,850         173,789
   Overseas Shipholding Group, Inc.                       2,620         164,012
   Delek US Holdings, Inc.+                               7,471         142,920
   Helix Energy Solutions Group, Inc.*+                   3,490         130,142
                                                                  -------------
   TOTAL OIL & GAS                                                    4,422,629
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.8%
   ENSCO International, Inc.+                             3,237         176,093
   Global Industries Ltd.*                                9,271         169,567
   Lufkin Industries, Inc.                                3,010         169,102
   Trico Marine Services, Inc.*+                          4,180         155,747
   Tidewater, Inc.+                                       2,630         154,065
   Patterson-UTI Energy, Inc.+                            6,240         140,026
   T-3 Energy Services, Inc. -- Class A*                  5,751         115,710
   National-Oilwell Varco, Inc.*+                         1,390         108,128
   NATCO Group, Inc.*                                     2,920          99,630
   Allis-Chalmers Energy, Inc.*                           6,251          98,453
   Basic Energy Services, Inc.*                           1,220          28,426
   Hornbeck Offshore Services, Inc.*+                       301           8,624
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,423,571
                                                                  -------------
TOTAL ENERGY                                                          5,846,200
                                                                  -------------
CONSUMER STAPLES 6.5%
   FOOD PRODUCTS 1.6%
   J.M. Smucker Co.                                       3,340         178,089
   Corn Products International, Inc.                      4,971         176,918
   General Mills, Inc.                                    2,980         173,496
   Kraft Foods, Inc.+                                     5,240         165,899
   Imperial Sugar Co., Inc.+                              4,780         160,273
   Seaboard Corp.                                            70         158,200
   Hain Celestial Group, Inc.*                            4,691         141,058
   Archer-Daniels-Midland Co.+                            1,110          40,737
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                1,194,670
                                                                  -------------
   FOOD & DRUG RETAILING 1.3%
   Safeway, Inc.+                                         7,110         260,510
   Central European Distribution Corp.*                   6,430         187,177
   Wal-Mart Stores, Inc.                                  3,790         177,941
   Village Super Market                                   1,810         172,837
   Rite Aid Corp.*                                       27,830         160,579
   Kroger Co.+                                            2,100          59,325
   Spartan Stores, Inc.                                     680          18,224
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        1,036,593
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 39

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   TOBACCO 1.1%
   Altria Group, Inc.                                     6,860   $     602,377
   Loews Corp. -- Carolina Group                          2,630         198,854
   Reynolds American, Inc.                                  410          25,588
                                                                  -------------
   TOTAL TOBACCO                                                        826,819
                                                                  -------------
   BEVERAGES 1.0%
   PepsiCo, Inc.                                          3,930         249,791
   Molson Coors Brewing Co. -- Class B+                   2,030         192,078
   Pepsi Bottling Group, Inc.+                            5,601         178,616
   Coca-Cola Co.                                          1,870          89,760
   MGP Ingredients, Inc.                                  1,570          31,981
   Anheuser-Busch Cos., Inc.+                               350          17,661
                                                                  -------------
   TOTAL BEVERAGES                                                      759,887
                                                                  -------------
   HOUSEHOLD PRODUCTS 0.9%
   Procter & Gamble Co.                                   8,450         533,702
   Kimberly-Clark Corp.                                   2,740         187,663
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                             721,365
                                                                  -------------
   PERSONAL PRODUCTS 0.6%
   NBTY, Inc.*+                                           3,950         209,508
   Alberto-Culver Co.+                                    7,122         162,951
   Prestige Brands Holdings, Inc. --
      Class A*+                                          10,380         123,003
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                              495,462
                                                                  -------------
TOTAL CONSUMER STAPLES                                                5,034,796
                                                                  -------------
UTILITIES 4.3%
   MULTI-UTILITIES 1.9%
   Sempra Energy+                                         4,081         248,982
   Mirant Corp.*+                                         5,520         223,339
   Alliant Energy Corp.+                                  4,190         187,796
   CenterPoint Energy, Inc.+                             10,382         186,253
   Puget Energy, Inc.                                     6,830         175,394
   Black Hills Corp.+                                     4,730         173,922
   Energy East Corp.                                      7,050         171,738
   NRG Energy, Inc.*+                                     2,030         146,241
                                                                  -------------
   TOTAL MULTI-UTILITIES                                              1,513,665
                                                                  -------------
   ELECTRIC UTILITIES 1.8%
   Duke Energy Corp.+                                    10,662         216,332
   FirstEnergy Corp.+                                     2,810         186,135
   IDACORP, Inc.                                          5,260         177,998
   Sierra Pacific Resources*                             10,065         174,930
   Westar Energy, Inc.+                                   6,231         171,477
   Empire District Electric Co.                           6,830         169,384
   Pinnacle West Capital Corp.                            3,120         150,540
   FPL Group, Inc.+                                       2,260         138,244
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           1,385,040
                                                                  -------------
   GAS UTILITIES 0.6%
   Energen Corp.+                                         3,561         181,183
   Atmos Energy Corp.+                                    5,261         164,564
   Oneok, Inc.                                            1,970          88,650
                                                                  -------------
   TOTAL GAS UTILITIES                                                  434,397
                                                                  -------------
TOTAL UTILITIES                                                       3,333,102
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS 3.9%
   CHEMICALS 1.7%
   Sensient Technologies Corp.                            6,990   $     180,202
   Ashland, Inc.                                          2,680         175,808
   Albemarle Corp.                                        4,090         169,081
   Cytec Industries, Inc.                                 2,860         160,846
   OM Group, Inc.*                                        3,590         160,401
   Huntsman Corp.                                         8,120         155,011
   Pioneer Cos., Inc.*                                    5,120         141,517
   PolyOne Corp.*                                        18,090         110,349
   Cabot Corp.                                              740          35,320
                                                                  -------------
   TOTAL CHEMICALS                                                    1,288,535
                                                                  -------------
   METALS & MINING 1.2%
   United States Steel Corp.+                             2,400         238,008
   Nucor Corp.+                                           3,110         202,554
   Steel Dynamics, Inc.                                   4,440         191,808
   Carpenter Technology Corp.+                            1,400         169,064
   Freeport-McMoRan Copper & Gold, Inc. --
      Class B+                                            1,118          74,001
   Chaparral Steel Co.                                      570          33,157
                                                                  -------------
   TOTAL METALS & MINING                                                908,592
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.5%
   International Paper Co.+                               5,330         194,012
   Buckeye Technologies, Inc.*                           11,510         149,400
   Mercer International, Inc.*+                           7,060          84,437
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                        427,849
                                                                  -------------
   CONTAINERS & PACKAGING 0.5%
   Temple-Inland, Inc.+                                   3,190         190,570
   Rock-Tenn Co. -- Class A                               5,170         171,644
   Pactiv Corp.*+                                           670          22,606
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         384,820
                                                                  -------------
   CONSTRUCTION MATERIALS 0.0%
   Eagle Materials, Inc.+                                   220           9,819
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                           9,819
                                                                  -------------
TOTAL MATERIALS                                                       3,019,615
                                                                  -------------
TELECOMMUNICATION SERVICES 2.5%
   DIVERSIFIED TELECOMMUNICATION
      SERVICES 2.0%
   AT&T, Inc.                                            11,420         450,291
   Verizon Communications, Inc.+                         11,250         426,600
   Embarq Corp.                                           3,670         206,804
   CenturyTel, Inc.+                                      3,660         165,395
   Atlantic Tele-Network, Inc.                            5,950         155,474
   General Communication, Inc. -- Class A*+               9,181         128,534
   Windstream Corp.+                                      3,960          58,172
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       1,591,270
                                                                  -------------


40 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES 0.5%
   Sprint Nextel Corp.+                                  11,690   $     221,643
   Syniverse Holdings, Inc.*                             13,630         143,660
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            365,303
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      1,956,573
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $66,205,666)                                                75,370,147
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS 2.8%
Repurchase Agreement (Note 5)
Mizuho Financial Group, Inc.
   issued 03/30/07 at 5.09% due 04/02/07           $    867,339         867,339
Credit Suisse Group
   issued 03/30/07 at 5.09% due 04/02/07                  1,337           1,337
Bear Stearns Cos., Inc.
   issued 03/30/07 at 5.05% due 04/02/07                946,187         946,187
Morgan Stanley
   issued 03/30/07 at 5.05% due 04/02/07                315,396         315,396
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,130,259)                                                  2,130,259
                                                                  -------------
SECURITIES LENDING COLLATERAL 20.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank
   (Note 8)                                          15,454,916      15,454,916
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $15,454,916)                                                15,454,916
                                                                  -------------
TOTAL INVESTMENTS 120.1%
   (Cost $83,790,841)                                             $  92,955,322
                                                                  =============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.1)%                                               $ (15,532,422)
                                                                  =============
NET ASSETS - 100.0%                                               $  77,422,900

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2007 S&P MidCap 400
   Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $1,026,840)                                     12   $      17,601
June 2007 S&P 500 Index Mini
   Futures Contracts (Aggregate
   Market Value of Contracts
   $214,575)                                                  3           3,726
June 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $805,400)                                       10           2,683
                                                                  -------------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $2,046,815)                                       $      24,010
                                                                  =============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007--SEE
      NOTE 8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 41

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.7%

MATERIALS 25.3%
   CONSTRUCTION MATERIALS 9.3%
   Cemex SA de CV -- SP ADR*+                           192,900   $   6,317,475
   Vulcan Materials Co.+                                 40,500       4,717,440
   Rinker Group Ltd. -- SP ADR                           63,800       4,644,640
   Martin Marietta Materials, Inc.+                      26,800       3,623,360
   Florida Rock Industries, Inc.                         51,900       3,492,351
   Eagle Materials, Inc.+                                42,500       1,896,775
   Texas Industries, Inc.+                               24,700       1,865,591
   Headwaters, Inc.*+                                    53,600       1,171,160
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                      27,728,792
                                                                  -------------
   CONTAINERS & PACKAGING 8.5%
   Temple-Inland, Inc.+                                  45,500       2,718,170
   Sealed Air Corp.                                      69,800       2,205,680
   Ball Corp.                                            46,400       2,127,440
   Pactiv Corp.*                                         62,300       2,102,002
   Owens-Illinois, Inc.*+                                81,400       2,097,678
   Crown Holdings, Inc.*                                 80,149       1,960,445
   Sonoco Products Co.                                   50,200       1,886,516
   Bemis Co.                                             54,900       1,833,111
   Smurfit-Stone Container Corp.*+                      150,200       1,691,252
   Packaging Corporation of
     America+                                            66,566       1,624,210
   AptarGroup, Inc.                                      23,400       1,566,162
   Silgan Holdings, Inc.+                                27,800       1,420,858
   Rock-Tenn Co. -- Class A                              33,800       1,122,160
   Greif, Inc. -- Class A                                 9,627       1,069,656
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                      25,425,340
                                                                  -------------
   METALS & MINING 7.5%
   BHP Billiton Ltd. -- SP ADR+                          53,122       2,573,761
   Anglo American PLC -- SP ADR                          92,800       2,451,776
   Arcelor Mittal                                        41,900       2,216,091
   Rio Tinto PLC -- SP ADR                                9,000       2,050,290
   Companhia Vale do Rio Doce --
     SP ADR                                              54,500       2,015,955
   POSCO -- SP ADR                                       15,600       1,621,620
   Alcoa, Inc.                                           42,600       1,444,140
   Barrick Gold Corp.                                    46,300       1,321,865
   Southern Copper Corp.+                                17,200       1,232,552
   Nucor Corp.                                           18,000       1,172,340
   Alcan, Inc.                                           21,800       1,137,960
   Newmont Mining Corp.                                  26,300       1,104,337
   Goldcorp, Inc.+                                       44,400       1,066,488
   Teck Cominco Ltd. -- Class B                           9,808         682,637
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                               7,035         465,646
                                                                  -------------
   TOTAL METALS & MINING                                             22,557,458
                                                                  -------------
TOTAL MATERIALS                                                      75,711,590
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

UTILITIES 17.6%
   MULTI-UTILITIES 11.8%
   Constellation Energy Group, Inc.*                     88,900   $   7,729,855
   AES Corp.*                                           320,900       6,905,768
   Mirant Corp.*                                        152,900       6,186,334
   NRG Energy, Inc.*+                                    79,400       5,719,976
   Dynegy, Inc. -- Class A*                             406,100       3,760,486
   Huaneng Power International,
     Inc. -- SP ADR+                                     83,600       2,905,100
   Ormat Technologies, Inc.+                             54,327       2,279,561
                                                                  -------------
   TOTAL MULTI-UTILITIES                                             35,487,080
                                                                  -------------
   ELECTRIC UTILITIES 3.3%

   TXU Corp.                                            153,600       9,845,760
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           9,845,760
                                                                  -------------
   GAS UTILITIES 2.5%
   Questar Corp.                                          8,800         785,048
   Equitable Resources, Inc.                             14,500         700,640
   Oneok, Inc.                                           13,943         627,435
   Southern Union Co.                                    18,200         553,098
   Energen Corp.                                         10,800         549,612
   National Fuel Gas Co.                                 12,500         540,750
   AGL Resources, Inc.                                   12,300         525,456
   UGI Corp.                                             18,200         486,122
   Atmos Energy Corp.+                                   15,300         478,584
   Nicor, Inc.+                                           8,600         416,412
   Piedmont Natural Gas Co.+                             15,100         398,338
   Southwest Gas Corp.                                    9,400         365,378
   WGL Holdings, Inc.                                    11,200         358,176
   New Jersey Resources Corp.                             6,800         340,340
   South Jersey Industries, Inc.                          8,000         304,400
                                                                  -------------
   TOTAL GAS UTILITIES                                                7,429,789
                                                                  -------------
TOTAL UTILITIES                                                      52,762,629
                                                                  -------------
INDUSTRIALS 15.5%
   MARINE 7.8%
   Alexander & Baldwin, Inc.+                           101,444       5,116,835
   Kirby Corp.*+                                        129,198       4,519,346
   Horizon Lines, Inc. -- Class A                       115,425       3,788,249
   Seaspan Corp.                                        133,468       3,575,608
   Diana Shipping, Inc.+                                195,691       3,451,989
   DryShips, Inc.+                                       38,000         856,140
   Genco Shipping & Trading Ltd.                         22,619         718,832
   Quintana Maritime Ltd.                                49,394         680,155
   Eagle Bulk Shipping, Inc.                             25,054         485,797
                                                                  -------------
   TOTAL MARINE                                                      23,192,951
                                                                  -------------
   ROAD & RAIL 7.7%
   Burlington Northern Santa Fe
     Corp.                                               35,800       2,879,394
   Union Pacific Corp.                                   27,098       2,751,802
   Canadian National Railway Co.                         57,300       2,529,222
   Norfolk Southern Corp.                                48,700       2,464,220
   CSX Corp.                                             55,800       2,234,790
   Canadian Pacific Railway Ltd.+                        28,700       1,620,115
   Hertz Global Holdings, Inc.*                          64,600       1,531,020


42 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2007
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   J.B. Hunt Transport Services, Inc.                    39,300   $   1,031,232
   Ryder System, Inc.                                    18,900         932,526
   Laidlaw International, Inc.                           26,200         906,520
   Avis Budget Group, Inc.*                              32,900         898,828
   Kansas City Southern*                                 25,000         889,500
   Landstar System, Inc.                                 18,800         861,792
   Con-way, Inc.                                         16,300         812,392
   YRC Worldwide, Inc.*+                                 19,800         796,356
                                                                  -------------
   TOTAL ROAD & RAIL                                                 23,139,709
                                                                  -------------
TOTAL INDUSTRIALS                                                    46,332,660
                                                                  -------------
TELECOMMUNICATION SERVICES 14.7%
   WIRELESS TELECOMMUNICATION SERVICES 9.1%
   China Mobile Hong Kong Ltd. --
     SP ADR+                                             98,600       4,422,210
   Vodafone Group PLC -- SP ADR+                        141,500       3,800,690
   America Movil SA de CV -- SP
     ADR+                                                63,900       3,053,781
   Sprint Nextel Corp.+                                 128,600       2,438,256
   Mobile Telesystems -- SP ADR+                         30,500       1,706,780
   Vimpel-Communications -- SP
     ADR*                                                16,600       1,574,344
   Alltel Corp.                                          25,000       1,550,000
   Rogers Communications, Inc. --
     Class B                                             44,800       1,467,648
   American Tower Corp. -- Class A*                      32,400       1,261,980
   SK Telecom Co., Ltd. -- SP ADR                        48,600       1,138,212
   NII Holdings, Inc. -- Class B*+                       15,000       1,112,700
   Turkcell Iletisim Hizmet AS, Inc. --
     SP ADR+                                             74,000         980,500
   Philippine Long Distance Telephone
     Co. -- SP ADR                                       18,100         955,680
   U.S. Cellular Corp.*                                  12,042         884,485
   Crown Castle International Corp.*+                    23,000         738,990
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                         27,086,256
                                                                  -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 5.6%
   AT&T, Inc.                                           138,337       5,454,628
   Verizon Communications, Inc.                          65,100       2,468,592
   Telefonica SA -- SP ADR                               36,100       2,397,040
   Nippon Telegraph & Telephone
     Co. -- SP ADR+                                      77,100       2,036,211
   Telefonos de Mexico SA de CV --
     SP ADR+                                             43,700       1,459,580
   TELUS Corp.                                           20,600       1,030,000
   Chunghwa Telecom Co. Ltd. --
     SP ADR                                              51,100       1,017,912
   Qwest Communications
     International, Inc.*+                              110,200         990,698
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                      16,854,661
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                     43,940,917
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

FINANCIALS 9.6%
   REAL ESTATE 9.6%
   Brookfield Asset Management,
     Inc. -- Class A+                                   146,299   $   7,645,586
   Brookfield Properties Corp.                          133,645       5,385,893
   CB Richard Ellis Group, Inc. --
     Class A*+                                          139,089       4,754,062
   Forest City Enterprises, Inc. --
     Class A+                                            71,705       4,745,437
   The St. Joe Co.+                                      59,200       3,096,752
   Jones Lang LaSalle, Inc.                              28,352       2,956,547
                                                                  -------------
   TOTAL REAL ESTATE                                                 28,584,277
                                                                  -------------
TOTAL FINANCIALS                                                     28,584,277
                                                                  -------------
CONSUMER DISCRETIONARY 8.6%
   AUTO COMPONENTS 8.2%
   Johnson Controls, Inc.+                               42,600       4,030,812
   Magna International, Inc. --
     Class A+                                            35,200       2,643,872
   Goodyear Tire & Rubber Co.*+                          80,100       2,498,319
   Autoliv, Inc.                                         35,800       2,044,538
   BorgWarner, Inc.                                      26,300       1,983,546
   TRW Automotive Holdings Corp.*                        54,700       1,904,654
   Lear Corp.*+                                          42,500       1,551,675
   Gentex Corp.+                                         87,400       1,420,250
   American Axle & Manufacturing
     Holdings, Inc.                                      43,000       1,176,050
   Delphi Corp.*+                                       403,738       1,170,840
   Cooper Tire & Rubber Co.                              58,500       1,069,965
   ArvinMeritor, Inc.                                    57,600       1,051,200
   Tenneco, Inc.*+                                       40,700       1,036,222
   Visteon Corp.*+                                      114,988         981,998
                                                                  -------------
   TOTAL AUTO COMPONENTS                                             24,563,941
                                                                  -------------
   DISTRIBUTORS 0.4%
   LKQ Corp.*+                                           46,600       1,018,676
                                                                  -------------
   TOTAL DISTRIBUTORS                                                 1,018,676
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         25,582,617
                                                                  -------------
CONSUMER STAPLES 8.4%
   PERSONAL PRODUCTS 8.4%
   Avon Products, Inc.                                  168,500       6,278,310
   Estee Lauder Cos., Inc. -- Class A                   108,000       5,275,800
   Herbalife Ltd.*                                       80,000       3,135,200
   NBTY, Inc.*+                                          56,400       2,991,456
   Bare Escentuals, Inc.*                                72,274       2,592,468
   Alberto-Culver Co.                                    94,200       2,155,296
   Chattem, Inc.*+                                       25,600       1,508,864
   USANA Health Sciences, Inc.*+                         27,800       1,302,986
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                           25,240,380
                                                                  -------------
TOTAL CONSUMER STAPLES                                               25,240,380
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $276,398,799)                                              298,155,070
                                                                  -------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 43

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2007
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
Mizuho Financial Group, Inc.
   issued 03/30/07 at 5.09%
   due 04/02/07                                    $    618,624   $     618,624
Credit Suisse Group
   issued 03/30/07 at 5.09%
   due 04/02/07                                             953             953
Bear Stearns Cos., Inc.
   issued 03/30/07 at 5.05%
   due 04/02/07                                         674,862         674,862
Morgan Stanley
   issued 03/30/07 at 5.05%
   due 04/02/07                                         224,954         224,954
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,519,393)                                                  1,519,393
                                                                  -------------

SECURITIES LENDING COLLATERAL 19.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                59,394,270      59,394,270
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $59,394,270)                                                59,394,270
                                                                  -------------
TOTAL INVESTMENTS 120.1%
   (Cost $337,312,462)                                            $ 359,068,733
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (20.1)%                                         $ (60,068,376)
                                                                  =============
NET ASSETS - 100.0%                                               $ 299,000,357

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007 -- SEE NOTE
      8.

      ADR -- AMERICAN DEPOSITORY RECEIPT


44 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   MANAGED FUTURES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

STRUCTURED NOTES 33.7%
   S&P DTI Index Total
     Return Linked Notes 5.34%
     due 03/13/08+                                 $ 11,000,000   $  11,087,769
   Swedish Export Credit Corp.,
     Goldman Sachs DTI Index Total
     Return Linked Notes 5.34%
     due 03/19/08+                                    8,000,000       8,143,200
   Swedish Export Credit Corp.,
     Goldman Sachs DTI Index Total
     Return Linked Notes 5.36%
     due 04/17/08+                                    5,000,000       4,975,000
                                                                  -------------
TOTAL STRUCTURED NOTES
   (Cost $24,011,101)                                                24,205,969
                                                                  -------------

REPURCHASE AGREEMENTS 58.9%
Repurchase Agreement (Note 5)
Mizuho Financial Group
   issued 03/30/07 at 5.09%
   due 04/02/07                                      17,101,157      17,101,157
Credit Suisse Group
   issued 03/30/07 at 5.09%
   due 04/02/07++                                       510,264         510,264
Bear Stearns Cos., Inc.
   issued 03/30/07 at 5.05%
   due 04/02/07                                      18,655,808      18,655,808
Morgan Stanley
   issued 03/30/07 at 5.05%
   due 04/02/07                                       6,218,603       6,218,603
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $42,485,832)                                                42,485,832
                                                                  -------------
TOTAL INVESTMENTS 92.6%
   (Cost $66,496,933)                                             $  66,691,801
                                                                  =============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 7.4%                                             $   5,447,559
                                                                  =============
NET ASSETS - 100.0%                                               $  72,139,360

 + STRUCTURED NOTES ARE LEVERAGED, PROVIDING AN EXPOSURE TO THE UNDERLYING BENCHMARK OF THREE TIMES THE FACE AMOUNT. THE TOTAL EXPOSURE TO THE RETURN WOULD BE $33,000,000 AND $39,000,000 FOR THE MERRILL LYNCH DTI INDEX AND THE GOLDMAN SACHS DTI INDEX, RESPECTIVELY, AS OF MARCH 31, 2007.

++ ALL OR A PORTION OF THIS SECURITY IS PLEDGED AS STRUCTURED NOTE COLLATERAL AT MARCH 31, 2007.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 45

                                [GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                             ABSOLUTE RETURN          HEDGED       MULTI-CAP           SECTOR
                                                                  STRATEGIES          EQUITY     CORE EQUITY         ROTATION
                                                                        FUND            FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2, and 8)                   $   201,003,421   $  27,529,372   $  90,825,063   $  357,549,340
Repurchase Agreements (Note 5)                                    88,412,515      16,392,776       2,130,259        1,519,393
Segregated Cash with Broker                                       16,157,862       1,578,074          76,400               --
Receivable for Short Sales                                        71,310,755      21,641,725              --               --
Credit Default Swap Agreements (Note 1)                              221,348              --              --               --
Receivable for Futures Contracts Settlement (Note 1)                      --          27,033           2,870               --
Receivable for Securities Sold (Note 1)                            4,398,111         261,491              --               --
Receivable for Fund Shares Purchased                                 997,780          34,104          37,531          144,644
Investment Income Receivable (Note 1)                                518,345         122,641          87,061          280,450
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  383,020,137      67,587,216      93,159,184      359,493,827
=============================================================================================================================
LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                     72,815,467      22,539,209              --               --
Payable for Futures Contracts Settlement (Note 1)                      8,080              --              --               --
Payable upon Return of Securities Loaned (Note 8)                 37,885,152              --      15,454,916       59,394,270
Payable for Securities Purchased (Note 1)                          5,852,692         524,926              --               --
Payable for Fund Shares Redeemed                                      96,790         114,688         179,230          595,310
Investment Advisory Fees Payable (Note 3)                            259,656          43,883          35,077          238,152
Transfer Agent and Administrative Fees Payable (Note 3)                   --              --          16,893           66,153
Distribution and Service Fees Payable (Note 3)                        30,650           5,261          12,721           50,000
Portfolio Accounting Fees Payable (Note 3)                                --              --           6,757           25,325
Custody Fees Payable                                                      --               3           1,757            8,117
Cash Due to Custodian Bank                                                --              --              --            1,189
Short Sales Dividends Payable                                         60,843          14,348              --               --
Other Liabilities                                                         --              --          28,933          114,954
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             117,009,330      23,242,318      15,736,284       60,493,470
=============================================================================================================================
NET ASSETS                                                   $   266,010,807   $  44,344,898   $  77,422,900   $  299,000,357
=============================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   260,101,080   $  43,306,321   $  63,087,385   $  263,926,953
Undistributed Net Investment Income                                2,740,033         576,613              --               --
Accumulated Net Realized Gain (Loss) on Investments,
   Credit Default Swaps, and Futures Contracts                    (3,991,384)       (810,941)      5,147,024       13,317,133
Net Unrealized Appreciation on Investments, Credit Default
   Swaps, and Futures Contracts                                    7,161,078       1,272,905       9,188,491       21,756,271
=============================================================================================================================
NET ASSETS                                                   $   266,010,807   $  44,344,898   $  77,422,900   $  299,000,357
=============================================================================================================================
   A-Class                                                   $    41,771,299   $   7,086,156   $   5,680,151   $   39,803,601
   C-Class                                                        48,052,230       8,311,702      30,180,873      118,422,456
   H-Class                                                       176,187,278      28,947,040      41,561,876      140,774,300
SHARES OUTSTANDING
   A-Class                                                         1,579,656         269,545         333,243        2,827,453
   C-Class                                                         1,837,985         319,846       1,841,810        8,718,834
   H-Class                                                         6,658,188       1,100,826       2,438,661        9,971,158
NET ASSET VALUES
   A-Class                                                   $         26.44   $       26.29   $       17.05   $        14.08
   A-Class Maximum Offering Price***                                   27.76           27.60           17.90            14.78
   C-Class                                                             26.14           25.99           16.39            13.58
   H-Class                                                             26.46           26.30           17.04            14.12

  * THE COST OF INVESTMENTS, INCLUDING REPURCHASE AGREEMENTS, IS $282,743,628, $42,163,789, $83,790,841, $337,312,462 AND $66,496,933, RESPECTIVELY.

 **   THE PROCEEDS FROM SHORT SALES IS $71,305,355, $21,640,773, $0, $0, AND $0,
      RESPECTIVELY.

*** NET ASSET VALUE ADJUSTED FOR THE MAXIMUM SALES CHARGE OF 4.75% OF OFFERING PRICE.


46 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

                                                                  March 31, 2007
--------------------------------------------------------------------------------

                                                                        MANAGED
                                                                        FUTURES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities* (Notes 1, 2, and 8)                        $  24,205,969
Repurchase Agreements (Note 5)                                       42,485,832
Segregated Cash with Broker                                                 709
Receivable for Short Sales                                                1,019
Credit Default Swap Agreements (Note 1)                                      --
Receivable for Futures Contracts Settlement (Note 1)                         --
Receivable for Securities Sold (Note 1)                               4,816,724
Receivable for Fund Shares Purchased                                  8,801,332
Investment Income Receivable (Note 1)                                    17,938
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                      80,329,523
================================================================================
LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                                --
Payable for Futures Contracts Settlement (Note 1)                            --
Payable upon Return of Securities Loaned (Note 8)                            --
Payable for Securities Purchased (Note 1)                             8,103,569
Payable for Fund Shares Redeemed                                         14,287
Investment Advisory Fees Payable (Note 3)                                39,487
Transfer Agent and Administrative Fees Payable (Note 3)                  10,969
Distribution and Service Fees Payable (Note 3)                            5,054
Portfolio Accounting Fees Payable (Note 3)                                4,387
Custody Fees Payable                                                      1,140
Cash Due to Custodian Bank                                                   --
Short Sales Dividends Payable                                                --
Other Liabilities                                                        11,270
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                  8,190,163
================================================================================
NET ASSETS                                                        $  72,139,360
================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                                   $  71,951,505
Undistributed Net Investment Income                                         233
Accumulated Net Realized Gain (Loss) on Investments,
   Credit Default Swaps, and Futures Contracts                           (7,246)
Net Unrealized Appreciation on Investments, Credit Default
   Swaps, and Futures Contracts                                         194,868
================================================================================
NET ASSETS                                                        $  72,139,360
================================================================================
   A-Class                                                        $  23,654,880
   C-Class                                                            2,703,069
   H-Class                                                           45,781,411
SHARES OUTSTANDING
   A-Class                                                              944,953
   C-Class                                                              108,028
   H-Class                                                            1,828,817
NET ASSET VALUES
   A-Class                                                        $       25.03
   A-Class Maximum Offering Price***                                      26.28
   C-Class                                                                25.02
   H-Class                                                                25.03


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 47

                                [GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     ABSOLUTE RETURN         HEDGED      MULTI-CAP          SECTOR
                                                                          STRATEGIES         EQUITY    CORE EQUITY        ROTATION
                                                                                FUND           FUND           FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest+ (Note 1)                                                   $     6,097,401    $ 1,572,503    $   133,554    $    172,532
Income from Securities Lending, net (Note 8)                                   3,384             --         26,090         225,791
Dividends, Net of Foreign Tax Withheld* (Note 1)                           1,722,415        297,358      1,080,148       4,908,855
Other Income                                                                 294,556         36,600             --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                            8,117,756      1,906,461      1,239,792       5,307,178
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                          1,992,108        414,760        489,471       3,152,003
Transfer Agent and Administrative Fees (Note 3)                                   --             --        196,779         875,556
Distribution & Service Fees (Note 3):
   A-Class                                                                    58,127         10,650         11,912         105,166
   C-Class                                                                   285,188         68,716        307,638       1,245,924
   H-Class                                                                   303,643         62,337        107,957         458,909
Portfolio Accounting Fees (Note 3)                                                --             --         78,712         324,995
Short Sales Dividend Expense (Note 1)                                        867,353        260,700             --              --
Trustees' Fees**                                                                  --             --          5,602          24,730
Custody Fees                                                                      --             --         24,239         118,368
Audit and Outside Services (Note 1)                                               --             --         14,123          57,221
Printing Expenses                                                                 --             --         23,381          98,955
Miscellaneous                                                                 21,134          4,110         55,692         252,105
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                          3,527,553        821,273      1,315,506       6,713,932
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                               4,590,203      1,085,188        (75,714)     (1,406,754)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS(NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                     (9,609,490)     1,012,457     10,103,339      18,858,466
Credit Default Swaps                                                         235,978             --             --              --
Futures Contracts                                                          2,857,605        784,301       (549,061)             --
Securities Sold Short                                                      6,394,965     (1,478,889)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                           (120,942)       317,869      9,554,278      18,858,466
-----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                      6,094,104      1,221,386     (4,127,701)    (24,045,159)
Credit Default Swaps                                                         147,473             --             --              --
Futures Contracts                                                          1,660,160        179,416       (53,537)              --
Securities Sold Short                                                     (1,137,655)      (526,519)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                       6,764,082        874,283     (4,181,238)    (24,045,159)
-----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                             6,643,140      1,192,152      5,373,040      (5,186,693)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $    11,233,343    $ 2,277,340    $ 5,297,326    $ (6,593,447)
===================================================================================================================================

  *   FOREIGN TAX WITHHELD OF $6,517, $805, $96, $113,815, AND $0, RESPECTIVELY.

 **   RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.

***   SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 2, 2007.

  + INCLUDES REBATE INCOME ON PROCEEDS FOR SECURITIES SOLD SHORT OF $2,712,546, $849,816, $0, $0, AND $0 RESPECTIVELY.


48 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

                                                       Year Ended March 31, 2007
--------------------------------------------------------------------------------

                                                                       MANAGED
                                                                       FUTURES
                                                                       FUND***
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest+ (Note 1)                                                   $ 172,213
Income from Securities Lending, net (Note 8)                                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                            --
Other Income                                                                --
------------------------------------------------------------------------------
   Total Income                                                        172,213
------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                       39,487
Transfer Agent and Administrative Fees (Note 3)                         10,969
Distribution & Service Fees (Note 3):
   A-Class                                                               3,691
   C-Class                                                               1,237
   H-Class                                                               6,971
Portfolio Accounting Fees (Note 3)                                       4,387
Short Sales Dividend Expense (Note 1)                                       --
Trustees' Fees**                                                            73
Custody Fees                                                             1,141
Audit and Outside Services (Note 1)                                      4,573
Printing Expenses                                                        4,001
Miscellaneous                                                            2,837
------------------------------------------------------------------------------
   Total Expenses                                                       79,367
------------------------------------------------------------------------------
Net Investment Income (Loss)                                            92,846
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS(NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                      126
Credit Default Swaps                                                        --
Futures Contracts                                                           --
Securities Sold Short                                                    1,019
------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                        1,145
------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                  194,868
Credit Default Swaps                                                        --
Futures Contracts                                                           --
Securities Sold Short                                                       --
------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                   194,868
------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                         196,013
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $ 288,859
==============================================================================


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 49

                                [GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             ABSOLUTE RETURN STRATEGIES FUND        HEDGED EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR            YEAR            YEAR            YEAR
                                                                      ENDED           ENDED           ENDED           ENDED
                                                                  MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                                       2007           2006*            2007           2006*
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    4,590,203   $     188,674   $   1,085,188   $      91,813
Net Realized Gain (Loss) on Investments                            (120,942)       (165,703)        317,869          41,571
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                 6,764,082         396,996         874,283         398,622
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            11,233,343         419,967       2,277,340         532,006
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                         (478,245)         (4,056)        (82,622)         (2,041)
   C-Class                                                         (500,457)         (5,161)       (158,396)         (2,346)
   H-Class                                                       (2,121,298)        (26,307)       (538,983)        (16,727)
Realized Gain on Investments
   A-Class                                                         (273,932)             --         (82,314)             --
   C-Class                                                         (286,655)             --        (157,806)             --
   H-Class                                                       (1,215,050)             --        (536,976)             --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              (4,875,637)        (35,524)     (1,557,097)        (21,114)
============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                       45,204,127       5,923,913       6,721,318       1,744,267
   C-Class                                                       51,153,952       7,650,488       8,243,490       4,220,376
   H-Class                                                      211,575,405      39,257,415      27,782,630      21,043,451
REDEMPTION FEES COLLECTED
   A-Class                                                            8,648             496           2,035             340
   C-Class                                                           12,956           1,982           3,418           4,855
   H-Class                                                           59,838          38,128          13,034          10,849
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                          608,550           3,202         106,111           1,865
   C-Class                                                          742,722           4,845         299,790           2,054
   H-Class                                                        3,119,023          21,204       1,060,353          13,916
COST OF SHARES REDEEMED
   A-Class                                                      (10,745,745)       (196,629)     (1,552,398)       (121,004)
   C-Class                                                      (12,164,964)       (354,008)     (3,262,974)     (1,354,798)
   H-Class                                                      (73,860,896)     (8,795,994)    (17,741,890)     (4,127,325)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                 215,713,616      43,555,042      21,674,917      21,438,846
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           222,071,322      43,939,485      22,395,160      21,949,738
NET ASSETS--BEGINNING OF PERIOD                                  43,939,485              --      21,949,738              --
============================================================================================================================
NET ASSETS--END OF PERIOD                                    $  266,010,807   $  43,939,485   $  44,344,898   $  21,949,738
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD           $    2,740,033   $     134,966   $     576,613   $      27,907
============================================================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

**    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 2, 2007.


50 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                                                                          MANAGED
                                                           MULTI-CAP CORE EQUITY FUND        SECTOR ROTATION FUND      FUTURES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR            YEAR            YEAR            YEAR          YEAR
                                                                ENDED           ENDED           ENDED           ENDED         ENDED
                                                            MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
                                                                 2007            2006            2007            2006        2007**
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                             $    (75,714)  $    (341,616)  $  (1,406,754)  $    (985,900) $     92,846
Net Realized Gain (Loss) on Investments                     9,554,278       6,796,622      18,858,466      21,885,548         1,145
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                          (4,181,238)      6,242,318     (24,045,159)     30,553,890       194,868
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       5,297,326      12,697,324      (6,593,447)     51,453,538       288,859
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                         --              --              --              --            --
   C-Class                                                         --              --              --              --            --
   H-Class                                                         --              --              --              --            --
Realized Gain on Investments
   A-Class                                                   (430,763)       (129,165)     (1,452,079)             --            --
   C-Class                                                 (2,032,560)     (1,805,667)     (4,158,598)             --            --
   H-Class                                                 (2,277,933)     (2,675,295)     (5,156,754)             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                        (4,741,256)     (4,610,127)    (10,767,431)             --            --
====================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                  8,596,605       2,331,697      40,385,537      37,159,887    23,528,217
   C-Class                                                 14,564,231      12,246,181      77,398,670      79,369,448     2,681,996
   H-Class                                                 44,609,359      81,410,235     234,141,195     294,322,484    55,688,299
REDEMPTION FEES COLLECTED
   A-Class                                                        927              --           3,010              --           550
   C-Class                                                      4,551              --           8,847              --            43
   H-Class                                                      5,981              --          10,823              --         1,029
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                    406,755          93,039       1,347,139              --            --
   C-Class                                                  1,884,763       1,724,465       3,893,664              --            --
   H-Class                                                  2,162,556       2,369,773       4,624,777              --            --
COST OF SHARES REDEEMED
   A-Class                                                 (6,474,290)       (469,894)    (31,973,220)    (12,405,032)      (23,195)
   C-Class                                                (17,530,668)    (20,920,892)    (78,313,103)    (33,199,991)           --
   H-Class                                                (58,746,321)    (86,327,879)   (329,871,105)   (136,313,098)  (10,026,438)
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                           (10,515,551)     (7,543,275)    (78,343,766)    228,933,698    71,850,501
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      (9,959,481)        543,922     (95,704,644)    280,387,236    72,139,360
NET ASSETS--BEGINNING OF PERIOD                            87,382,381      86,838,459     394,705,001     114,317,765            --
====================================================================================================================================
NET ASSETS--END OF PERIOD                                $ 77,422,900   $  87,382,381   $ 299,000,357   $ 394,705,001  $ 72,139,360
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD       $         --   $          --   $          --   $          --  $        233
====================================================================================================================================


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 51

                                [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                     NET          NET
                                                  REALIZED      INCREASE
                                                     AND         IN NET
                          NET ASSET     NET      UNREALIZED   ASSET VALUE  DISTRIBUTIONS  DISTRIBUTIONS
                            VALUE,   INVESTMENT     GAINS      RESULTING     FROM NET        FROM NET                   REDEMPTION
                          BEGINNING    INCOME        ON           FROM      INVESTMENT       REALIZED        TOTAL         FEES
YEAR ENDED                OF PERIOD   (LOSS)+    INVESTMENTS   OPERATIONS     INCOME           GAINS     DISTRIBUTIONS   COLLECTED
----------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
   MARCH 31, 2007         $   25.52    $  .71      $  .80        $ 1.51      $   (.38)       $  (.22)       $ (.60)       $ .01
   March 31, 2006*            25.00       .29         .24           .53          (.07)            --          (.07)         .06***
ABSOLUTE RETURN STRATEGIES FUND C-CLASS
   MARCH 31, 2007             25.42       .51         .80          1.31          (.38)          (.22)         (.60)         .01
   March 31, 2006*            25.00       .19         .24           .43          (.07)            --          (.07)         .06***
ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   MARCH 31, 2007             25.53       .72         .80          1.52          (.38)          (.22)         (.60)         .01
   March 31, 2006*            25.00       .29         .25           .54          (.07)            --          (.07)         .06***
HEDGED EQUITY FUND A-CLASS
   MARCH 31, 2007             25.86       .82         .63          1.45          (.52)          (.51)        (1.03)         .01
   March 31, 2006*            25.00       .26         .65           .91          (.09)            --          (.09)         .04***
HEDGED EQUITY FUND C-CLASS
   MARCH 31, 2007             25.76       .62         .63          1.25          (.52)          (.51)        (1.03)         .01
   March 31, 2006*            25.00       .16         .65           .81          (.09)            --          (.09)         .04***
HEDGED EQUITY FUND H-CLASS
   MARCH 31, 2007             25.86       .81         .65          1.46          (.52)          (.51)        (1.03)         .01
   March 31, 2006*            25.00       .26         .65           .91          (.09)            --          (.09)         .04***
MULTI-CAP CORE EQUITY FUND A-CLASS
   MARCH 31, 2007             16.72       .05        1.38          1.43            --          (1.10)        (1.10)          --SS.
   March 31, 2006             15.01      (.01)       2.59          2.58            --           (.87)         (.87)          --
   March 31, 2005             14.44       .02        1.16          1.18            --           (.61)         (.61)          --
   March 31, 2004*            14.44        --          --            --            --             --            --           --
MULTI-CAP CORE EQUITY FUND C-CLASS
   MARCH 31, 2007             16.24      (.09)       1.34          1.25            --          (1.10)        (1.10)          --SS.
   March 31, 2006             14.71      (.13)       2.53          2.40            --           (.87)         (.87)          --
   March 31, 2005             14.27      (.10)       1.15          1.05            --           (.61)         (.61)          --
   March 31, 2004             10.11      (.11)       4.38          4.27            --           (.11)         (.11)          --
   March 31, 2003*            10.00      (.03)        .14           .11            --             --            --           --

                                                                                  RATIOS TO
                                              NET      NET                   AVERAGE NET ASSETS:
                                           INCREASE   ASSET              -------------------------------              NET ASSETS,
                                            IN NET   VALUE,    TOTAL                             NET      PORTFOLIO      END OF
                                             ASSET   END OF  INVESTMENT   TOTAL    OPERATING  INVESTMENT   TURNOVER  PERIOD (000'S
YEAR ENDED                                   VALUE   PERIOD   RETURN+++  EXPENSES   EXPENSES    INCOME       RATE       OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
   MARCH 31, 2007                           $  .92   $26.44     6.05%     1.93%    1.43%++      2.74%        298%       $ 41,771
   March 31, 2006*                             .52    25.52     2.36%     1.87%**  1.45%++**    2.20%**      127%          5,791
ABSOLUTE RETURN STRATEGIES FUND C-CLASS
   MARCH 31, 2007                              .72    26.14     5.28%     2.66%    2.16%++      1.99%        298%         48,052
   March 31, 2006*                             .42    25.42     1.96%     2.65%**  2.23%++**    1.42%**      127%          7,352
ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   MARCH 31, 2007                              .93    26.46     6.09%     1.90%    1.40%++      2.78%        298%        176,187
   March 31, 2006*                             .53    25.53     2.40%     1.83%**  1.41%++**    2.18%**      127%         30,796
HEDGED EQUITY FUND A-CLASS
   MARCH 31, 2007                              .43    26.29     5.82%     2.13%    1.41%++      3.15%        282%          7,086
   March 31, 2006*                             .86    25.86     3.81%     2.10%**  1.44%++**    1.91%**      159%          1,672
HEDGED EQUITY FUND C-CLASS
   MARCH 31, 2007                              .23    25.99     5.05%     2.89%    2.17%++      2.40%        282%          8,312
   March 31, 2006*                             .76    25.76     3.41%     2.86%**  2.20%++**    1.16%**      159%          2,957
HEDGED EQUITY FUND H-CLASS
   MARCH 31, 2007                              .44    26.30     5.86%     2.13%    1.41%++      3.14%        282%         28,947
   March 31, 2006*                             .86    25.86     3.81%     2.07%**  1.41%++**    1.96%**      159%         17,321
MULTI-CAP CORE EQUITY FUND A-CLASS
   MARCH 31, 2007                              .33    17.05     8.89%     1.32%    1.32%        0.32%        138%          5,680
   March 31, 2006                             1.71    16.72    17.55%     1.66%    1.66%       (0.08)%       168%          3,079
   March 31, 2005                              .57    15.01     8.16%     1.57%    1.57%        0.16%        159%            906
   March 31, 2004*                              --    14.44     0.00%     0.00%**@ 0.00%**@     0.00%**      226%              1
MULTI-CAP CORE EQUITY FUND C-CLASS
   MARCH 31, 2007                              .15    16.39     8.03%     2.12%    2.12%       (0.54)%       138%         30,181
   March 31, 2006                             1.53    16.24    16.68%     2.40%    2.40%       (0.87)%       168%         30,981
   March 31, 2005                              .44    14.71     7.34%     2.31%    2.31%       (0.71)%       159%         34,793
   March 31, 2004                             4.16    14.27    42.29%     2.24%    2.24%       (0.87)%       226%         23,811
   March 31, 2003*                             .11    10.11     1.10%     2.41%**  2.41%**     (0.48)%**     123%          5,771

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002 -- MULTI-CAP CORE EQUITY FUND C-CLASS; MARCH 31, 2004 -- MULTI-CAP CORE EQUITY FUND A-CLASS; SEPTEMBER 19, 2005 --ABSOLUTE RETURN STRATEGIES FUND A-CLASS, C-CLASS, AND H CLASS AND HEDGED EQUITY FUND A-CLASS, C-CLASS, AND H-CLASS.

 **   ANNUALIZED

*** VALUES HAVE BEEN RESTATED TO REFLECT RECLASSIFICATION FROM NET REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES TO REDEMPTION FEES COLLECTED. THIS RECLASSIFICATION HAD NO EFFECT ON ABSOLUTE RETURN STRATEGIES OR HEDGED EQUITY FUNDS' NET ASSET VALUES, TOTAL RETURNS, OR NET INVESTMENT INCOME RATIOS DURING ANY PERIOD.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS.   LESS THAN $.01 PER SHARE


52 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                            NET REALIZED     NET INCREASE
                    NET ASSET     NET           AND           (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                     VALUE,    INVESTMENT    UNREALIZED      IN NET ASSET     FROM NET       FROM NET                    REDEMPTION
                    BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL         FEES
YEAR ENDED          OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS     INCOME          GAINS      DISTRIBUTIONS  COLLECTED
------------------------------------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND H-CLASS
   MARCH 31, 2007   $   16.72  $   .03        $   1.39         $   1.42         $ --         $  (1.10)      $  (1.10)     $ --SS.
   March 31, 2006       15.01     (.02)           2.60             2.58           --             (.87)          (.87)       --
   March 31, 2005       14.44       --            1.18             1.18           --             (.61)          (.61)       --
   March 31, 2004       10.15     (.01)           4.41             4.40           --             (.11)          (.11)       --
   March 31, 2003*      10.00      .01             .14              .15           --               --             --        --
SECTOR ROTATION FUND A-CLASS
   MARCH 31, 2007       14.15     (.01)            .38              .37           --             (.44)          (.44)       --SS.
   March 31, 2006       11.10     (.04)           3.09             3.05           --               --             --        --
   March 31, 2005       10.45     (.02)            .67              .65           --               --             --        --
   March 31, 2004*      10.45       --              --               --           --               --             --        --
SECTOR ROTATION FUND C-CLASS
   MARCH 31, 2007       13.76     (.11)            .37              .26           --             (.44)          (.44)       --SS.
   March 31, 2006       10.87     (.12)           3.01             2.89           --               --             --        --
   March 31, 2005       10.30     (.10)            .67              .57           --               --             --        --
   March 31, 2004        7.53     (.16)           2.93             2.77           --               --             --        --
   March 31, 2003        9.99     (.07)          (2.39)           (2.46)          --               --             --        --
SECTOR ROTATION FUND H-CLASS
   MARCH 31, 2007       14.18     (.02)            .40              .38           --             (.44)          (.44)       --SS.
   March 31, 2006       11.12     (.03)           3.09             3.06           --               --             --        --
   March 31, 2005       10.45     (.03)            .70              .67           --               --             --        --
   March 31, 2004        7.58     (.09)           2.96             2.87           --               --             --        --
   March 31, 2003        9.99     (.01)          (2.40)           (2.41)          --               --             --        --
MANAGED FUTURES FUND A-CLASS
   MARCH 31, 2007*      25.00      .09            (.06)             .03           --               --             --        --SS.
MANAGED FUTURES FUND C-CLASS
   MARCH 31, 2007*      25.00      .05            (.03)             .02           --               --             --        --SS.
MANAGED FUTURES FUND H-CLASS
   MARCH 31, 2007*      25.00      .09            (.06)             .03           --               --             --        --SS.

                                                                       RATIOS TO
                                                                  AVERAGE NET ASSETS:
                            NET                                   -------------------
                         INCREASE     NET ASSET                           NET                  NET ASSETS,
                       (DECREASE) IN    VALUE,      TOTAL              INVESTMENT  PORTFOLIO     END OF
                         NET ASSET      END OF   INVESTMENT   TOTAL      INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED                 VALUE        PERIOD    RETURN++   EXPENSES    (LOSS)       RATE      OMITTED)
-----------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND H-CLASS
   MARCH 31, 2007         $  .32       $ 17.04      8.83%     1.38%      0.18%        138%      $  41,562
   March 31, 2006           1.71         16.72     17.55%     1.64%     (0.11)%       168%         53,323
   March 31, 2005            .57         15.01      8.16%     1.56%      0.03%        159%         51,139
   March 31, 2004           4.29         14.44     43.41%     1.49%     (0.11)%       226%         42,568
   March 31, 2003*           .15         10.15      1.50%     1.67%**    0.22%**      123%         18,516
SECTOR ROTATION FUND A-CLASS
   MARCH 31, 2007           (.07)        14.08      2.75%     1.64%     (0.09)%       373%         39,804
   March 31, 2006           3.05         14.15     27.48%     1.67%     (0.33)%       263%         30,593
   March 31, 2005            .65         11.10      6.22%     1.63%     (0.19)%       262%          2,989
   March 31, 2004*            --         10.45      0.00%     0.00%**@   0.00%**      253%              5
SECTOR ROTATION FUND C-CLASS
   MARCH 31, 2007           (.18)        13.58      2.02%     2.39%     (0.86)%       373%        118,422
   March 31, 2006           2.89         13.76     26.59%     2.41%     (0.95)%       263%        118,083
   March 31, 2005            .57         10.87      5.53%     2.38%     (1.03)%       262%         54,604
   March 31, 2004           2.77         10.30     36.79%     2.41%     (1.66)%       253%         59,192
   March 31, 2003          (2.46)         7.53    (24.62)%    2.44%     (0.83)%       451%         17,538
SECTOR ROTATION FUND H-CLASS
   MARCH 31, 2007           (.06)        14.12      2.81%     1.65%     (0.16)%       373%        140,774
   March 31, 2006           3.06         14.18     27.52%     1.66%     (0.25)%       263%        246,029
   March 31, 2005            .67         11.12      6.41%     1.64%     (0.31)%       262%         56,725
   March 31, 2004           2.87         10.45     37.86%     1.66%     (0.88)%       253%         86,677
   March 31, 2003          (2.41)         7.58    (24.12)%    1.68%     (0.08)%       451%         34,845
MANAGED FUTURES FUND A-CLASS
   MARCH 31, 2007*           .03         25.03      0.12%     1.81%**    2.06%**       20%         23,655
MANAGED FUTURES FUND C-CLASS
   MARCH 31, 2007*           .02         25.02      0.08%     2.60%**    1.15%**       20%          2,703
MANAGED FUTURES FUND H-CLASS
   MARCH 31, 2007*           .03         25.03      0.12%     1.77%**    2.19%**       20%         45,781

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002 -- MULTI-CAP CORE EQUITY FUND H-CLASS; MARCH 31, 2004 -- SECTOR ROTATION FUND A-CLASS; MARCH 2, 2007 -- MANAGED FUTURES FUND A-CLASS, C-CLASS, AND H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS.   LESS THAN $.01 PER SHARE

                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 53

                                [GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES ORGANIZATION

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase.

At March 31, 2007, the Trust consisted of fifty-four separate Funds: twenty-six Benchmark Funds, one Money Market Fund, five Alternative Strategy Funds, nineteen Sector Funds, and three Essential Portfolio Funds. This report covers the Alternative Strategy Funds (the "Funds"), while the Benchmark Funds, the Money Market Fund, the Sector Funds and the Essential Portfolio Funds are contained in separate reports. As of March 31, 2007, only A-Class, C-Class and H-Class Shares had been issued in the Alternative Strategy Funds. All share classes of the Absolute Return Strategies Fund and the Hedged Equity Fund are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase. At a meeting on September 25, 2006, the Board of Trustees approved redemption fees of 1% on the redemptions of shares held for less than 30 days for all share classes of the Multi-Cap Core Equity Fund and the Sector Rotation Fund, which became effective on January 1, 2007. All share classes of the Managed Futures Fund are subject to a 1% redemption fee when shares are redeemed within 90 days of purchase.

Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust, and is an affiliated entity.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., Eastern Time, adjusted for any interest accruals and financing charges. If the securities comprising the underlying index ceases trading before the Funds' close of business, the index will be fair valued with the use of an appropriate market indicator.

Traditional open-end investment companies ("Mutual Funds") are valued at their Net Asset Value (the "NAV") as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies ("closed-end funds") are valued at the last quoted sales price.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.


54 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

Investments, including structured notes, for which market quotations are not readily available, are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When a Fund engages in short sales, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A segregated account of cash and/or securities is maintained as collateral for short sales. The Funds are exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Funds must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may enter into sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 55

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. Domestic equity index swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a domestic equity index swap agreement or termination of the agreement are recognized as realized gains or losses.

The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund's books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund's books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

I. The Funds may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses.

J. The Funds seek long-term capital appreciation and respond to the dynamically changing economy by moving their investments among different sectors or industries. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

L. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, structured notes, swap agreements, and short sales. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the amount of the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing


56 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

There are several risks associated with the use of structured notes.
Structured securities are leveraged, providing an exposure to the underlying benchmark of three times the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

There are several risks associated with the use of equity swaps that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor," receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, structured notes, options on futures contracts, swap agreements, as well as short sales of securities, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays
Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Sector Rotation Fund and Managed Futures Fund, and 1.15% of the average daily net assets of the Absolute Return Strategies Fund and the Hedged Equity Fund. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Absolute Return Strategies Fund and Hedged Equity Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 57

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                                [GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Also under the terms of the investment advisory contract, the Trustees voted to implement a performance adjustment for the Multi-Cap Core Equity Fund's advisory fee. The Trust pays Rydex Investments investment advisory fees calculated at a basic annual fee rate of 0.70% of the average daily net assets of this Fund, adding or subtracting a performance rate up to 0.20%. The basic annual fee rate, along with the performance adjustment allows the total fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000 Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month. Because the performance adjustment is applied relative to the performance of the Index, Rydex Investments could receive a positive performance adjustment even during periods where the Fund's performance is negative. At March 31, 2007, the management fee was 0.50% of the Fund's average daily net assets. Certain officers and trustees of the Trust are also officers of Rydex Investments.

Rydex Investments provides transfer agent and administrative services to the Multi-Cap Core Equity Fund, Sector Rotation Fund and Managed Futures Fund for fees calculated at an annualized rate of 0.25% of the average daily net assets of these Funds.

Rydex Investments provides accounting services to the Multi-Cap Core Equity Fund, Sector Rotation Fund and Managed Futures Fund for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Certain officers and trustees of the Trust are also officers of Rydex Investments.

Rydex Investments engages external service providers to perform other necessary services to the Trust, such as accounting and auditing related services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Any of these expenses including the transfer and administrative services, and accounting services allocated to the Absolute Return Strategies Fund and the Hedged Equity Fund are paid by Rydex Investments, as noted above. Organizational and setup costs for new Funds are paid by the Trust.

The Trust has adopted a Distribution Plan applicable to its A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

During the year ended March 31, 2007, the Distributor retained sales charges of $876,484, relating to sales of A-Class Shares of the Trust.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, will result in reclassifications. This includes reclasses due to net operating losses, non-deductible expenses, differences in the treatment of certain investments, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.


58 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Any taxable gain remaining at fiscal year end is distributed in the following year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

The tax character of distributions paid during the year ended March 31, 2007, was as follows:

                                                            ORDINARY       LONG-TERM           TOTAL
FUND                                                          INCOME    CAPITAL GAIN   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                          $ 3,781,430    $  1,094,207   $   4,875,637
Hedged Equity Fund                                         1,246,376         310,721       1,557,097
Multi-Cap Core Equity Fund                                 1,969,638       2,771,618       4,741,256
Sector Rotation Fund                                         452,594      10,314,837      10,767,431
Managed Futures Fund                                              --              --              --

The tax character of distributions paid during the year ended March 31, 2006, was as follows:

                                                            ORDINARY       LONG-TERM           TOTAL
FUND                                                          INCOME    CAPITAL GAIN   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
Absolute Returns Strategies Fund                         $    35,524    $         --   $      35,524
Hedged Equity Fund                                            21,114              --          21,114
Multi-Cap Core Equity Fund                                 1,983,768       2,626,359       4,610,127
Sector Rotation Fund                                              --              --              --

The tax character of distributable earnings/(accumulated losses) at March 31, 2007, was as follows:

                                      UNDISTRIBUTED    UNDISTRIBUTED   NET UNREALIZED
                                           ORDINARY        LONG-TERM    APPRECIATION/   CAPITAL LOSS
FUND                                         INCOME     CAPITAL GAIN   (DEPRECIATION)   CARRYFORWARD
-----------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund       $   2,905,474   $           --   $    3,004,253   $         --
Hedged Equity Fund                          576,613               --          461,963             --
Multi-Cap Core Equity Fund                2,657,741        2,764,131        8,913,643             --
Sector Rotation Fund                             --       13,606,294       21,467,110             --
Managed Futures Fund                         26,724               --          161,131             --

At March 31, 2007, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of market value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over market value, were as follows:

                                                                 TAX              TAX            NET
                                                TAX       UNREALIZED       UNREALIZED     UNREALIZED
FUND                                           COST             GAIN             LOSS    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund       $ 213,596,216   $    9,720,700   $   (6,716,447)  $  3,004,253
Hedged Equity Fund                       20,920,976        2,667,993       (2,206,030)       461,963
Multi-Cap Core Equity Fund               84,041,679       10,371,305       (1,457,662)     8,913,643
Sector Rotation Fund                    337,601,623       23,847,711       (2,380,601)    21,467,110
Managed Futures Fund                     66,530,670        1,403,392       (1,242,261)       161,131

5. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 59

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                                [GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The repurchase agreements executed by the joint account of the Trust and outstanding as of March 31, 2007, were as follows:

COUNTERPARTY                       TERMS OF AGREEMENT       FACE VALUE       MARKET VALUE    REPURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.            5.05% due 04/02/07      $600,000,000     $  600,000,000    $   600,252,500
Mizuho Financial Group, Inc.       5.09% due 04/02/07       550,000,000        550,000,000        550,233,292
Morgan Stanley                     5.05% due 04/02/07       200,000,000        200,000,000        200,084,167
Credit Suisse Group                5.09% due 04/02/07       118,425,976        118,425,976        118,476,208
Lehman Brothers Holdings, Inc.     5.06% due 04/02/07        61,277,847         61,277,847         61,303,686
--------------------------------------------------------------------------------------------------------------
                                                                            $1,529,703,823    $ 1,530,349,853
--------------------------------------------------------------------------------------------------------------

As of March 31, 2007, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                        MATURITY DATES        RANGE OF RATES       PAR VALUE       MARKET VALUE
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds               05/15/17 - 02/15/37     2.375% - 8.750%     $562,858,000     $  667,715,072
U.S. Treasury Notes               01/15/10 - 11/15/16    1.625% - 10.375%      286,178,963        301,044,847
U.S. Treasury Bills               04/12/07 - 01/15/08     0.000% - 3.625%      589,425,000        590,434,891
--------------------------------------------------------------------------------------------------------------
                                                                                               $1,559,194,810
--------------------------------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the year ended March 31, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                  ABSOLUTE           HEDGED        MULTI-CAP           SECTOR          MANAGED
                         RETURN STRATEGIES           EQUITY      CORE EQUITY         ROTATION          FUTURES
                                      FUND             FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------
Purchases                   $  431,937,560   $   73,895,400   $  106,037,874   $1,305,077,536   $   28,827,699
Sales                       $  292,235,564   $   60,235,060   $  119,114,944   $1,387,259,529   $    4,816,724


60 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of no par value shares. Transactions in shares for the years presented were:

                                                            PURCHASED THROUGH                                NET SHARES PURCHASED
                                     SHARES PURCHASED     DIVIDEND REINVESTMENT        SHARES REDEEMED              (REDEEMED)
-----------------------------------------------------------------------------------------------------------------------------------
                                 YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                  MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,
                                       2007        2006        2007        2006         2007         2006         2007        2006
-----------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
   A-Class                        1,743,268     234,585*     23,781         128*    (414,314)      (7,792)*  1,352,735     226,921*
   C-Class                        1,992,272     303,061*     29,287         194*    (472,761)     (14,068)*  1,548,798     289,187*
   H-Class                        8,184,826   1,553,726*    121,837         848*  (2,854,821)    (348,228)*  5,451,842   1,206,346*

HEDGED EQUITY FUND
   A-Class                          260,802      69,350*      4,214          75*     (60,153)      (4,743)*    204,863      64,682*
   C-Class                          320,629     167,722*     12,011          83*    (127,584)     (53,015)*    205,056     114,790*
   H-Class                        1,077,651     831,882*     42,094         560*    (688,667)    (162,694)*    431,078     669,748*

MULTI-CAP CORE EQUITY FUND
   A-Class                          512,324     148,120      25,016       5,900     (388,196)     (30,237)     149,144     123,783
   C-Class                          915,144     797,282     120,278     112,416   (1,101,463)  (1,366,871)     (66,041)   (457,173)
   H-Class                        2,703,163   5,144,968     132,999     150,271   (3,585,911)  (5,513,081)    (749,749)   (217,842)

SECTOR ROTATION FUND
   A-Class                        2,915,024   2,839,301      99,346          --   (2,349,522)    (945,908)     664,848   1,893,393
   C-Class                        5,827,906   6,283,225     297,000          --   (5,985,481)  (2,725,801)     139,425   3,557,424
   H-Class                       17,047,675  23,056,754     340,057          --  (24,762,620) (10,812,313)  (7,374,888) 12,244,441

MANAGED FUTURES FUND**
   A-Class                          945,889          --          --          --         (936)          --      944,953          --
   C-Class                          108,028          --          --          --           --           --      108,028          --
   H-Class                        2,234,248          --          --          --     (405,431)          --    1,828,817          --

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

**    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 2, 2007.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 61

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust may lend its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2007, the pooled cash collateral investments consisted of mutual funds (92.21%) and repurchase agreements (7.79%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

                                                SHARES        MARKET VALUE          MATURITY
---------------------------------------------------------------------------------------------
MUTUAL FUND                                                          92.21%
=============================================================================================
Mount Vernon Securities Lending Trust    1,199,446,730   $   1,199,446,730               N/A
                                                         -----------------
                      TOTAL                              $   1,199,446,730
                                                         =================

                                                  COST        MARKET VALUE   REPURCHASE DATE
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT                                                  7.79%
=============================================================================================
RATE
5.300%        Goldman Sachs             $  101,375,000   $     101,375,000          04/02/07
                                                         -----------------
                      TOTAL                              $     101,375,000
                                                         =================

                                                                   100.000%
                                                         -----------------
GRAND TOTAL                                                 $1,300,821,730
=============================================================================================

As of March 31, 2007, the collateral for the repurchase agreements in the joint account was as follows:

RANGE OF RATES            SECURITY TYPE     PAR VALUE     MARKET VALUE            MATURITY
-------------------------------------------------------------------------------------------
4.500% - 9.000%             Ginnie Maes   $ 101,375,000   $102,950,786   03/17/08-11/01/35
-------------------------------------------------------------------------------------------
                                                          $102,950,786
===========================================================================================

At March 31, 2007, the following Funds participated in securities lending and received cash collateral:

FUND                              CASH COLLATERAL   VALUE OF SECURITIES LOANED
--------------------------------------------------------------------------------
Absolute Return Strategies Fund   $    37,885,152   $               36,578,192
Multi-Cap Core Equity Fund             15,454,916                   14,890,336
Sector Rotation Fund                   59,394,270                   57,285,486

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm for the fiscal year ended March 31, 2007. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on September 25, 2006. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, none of the Funds, their portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).


62 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP (PwC). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended March 31, 2006 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended March 31, 2006 and 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.

10. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as a fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semiannual report on September 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 63

                                [GRAPHIC OMITTED]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

We have audited the accompanying statements of assets and liabilities of Absolute Return Strategies Fund, Hedged Equity Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, and Managed Futures Fund (5 of the series constituting the Rydex Series Funds) (the "Funds"), including the schedules of investments, as of March 31, 2007, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for each of the periods presented through March 31, 2006 for the Funds were audited by other auditors, whose report dated May 18, 2006 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at March 31, 2007, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
May 23, 2007


64 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided to meet certain Internal Revenue Service requirements. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

During the fiscal year ended March 31, 2007, 21.98%, 1.04%, and 10.39% of the ordinary dividends paid by Absolute Return Strategies Fund, Hedged Equity Fund, and Multi-Cap Core Equity Fund qualified for the dividends received deduction available to corporations, respectively.

Additionally, 90.19% and 100% of Absolute Return Strategies Fund's and Hedged Equity Fund's ordinary dividends paid during the same period qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively. This information was included in Form 1099-DIV sent to shareholders for the calendar year ended on December 31, 2006. Information for 2007 will be sent to shareholders in January of 2008.

The Funds distributions to shareholders included:

                                                   ABSOLUTE
                                                     RETURN      HEDGED     MULTI-CAP          SECTOR
                                                 STRATEGIES      EQUITY   CORE EQUITY        ROTATION
                                                       FUND        FUND          FUND            FUND
-----------------------------------------------------------------------------------------------------
From short-term capital gains:                   $  681,429   $ 466,374   $ 1,969,638   $     452,594
From long-term capital gains,
   subject to the 15% rate gains category:       $1,094,207   $ 310,721   $ 2,771,618   $  10,314,837
From long-term capital gains, using proceeds
   from shareholder redemptions:                 $  702,725   $ 118,686   $ 2,069,028   $   3,591,700

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 65

                                [GRAPHIC OMITTED]

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                 LENGTH OF SERVICE
 NAME, POSITION AND                 AS TRUSTEE                  NUMBER OF
   YEAR OF BIRTH                   (YEAR BEGAN)              FUNDS OVERSEEN
-------------------------   ---------------------------   ----------------------

CARL G. VERBONCOEUR*         Rydex Series Funds - 2004             149
Trustee, President (1952)   Rydex Variable Trust - 2004
                            Rydex Dynamic Funds - 2004
                              Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

                            ---------------------------

MICHAEL P. BYRUM*            Rydex Series Funds - 2005             149
Trustee, Vice President     Rydex Variable Trust - 2005
(1970)                      Rydex Dynamic Funds - 2005
                              Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                  LENGTH OF SERVICE
 NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
    YEAR OF BIRTH                    (YEAR BEGAN)             FUNDS OVERSEEN
-------------------------   ---------------------------   ----------------------

JOHN O. DEMARET              Rydex Series Funds - 1997            142
Trustee, Chairman of the    Rydex Variable Trust - 1998
  Board (1940)               Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                            ---------------------------

COREY A. COLEHOUR            Rydex Series Funds - 1993            142
Trustee (1945)              Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006-present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

                            ---------------------------

J. KENNETH DALTON            Rydex Series Funds - 1995             142
Trustee (1941)              Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                            ---------------------------


66 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                  LENGTH OF SERVICE
 NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
    YEAR OF BIRTH                    (YEAR BEGAN)             FUNDS OVERSEEN
-------------------------   ---------------------------   ----------------------

WERNER E. KELLER             Rydex Series Funds - 2005             142
Trustee (1940)              Rydex Variable Trust - 2005
                             Rydex Dynamic Funds - 2005
                               Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                            ---------------------------

THOMAS F. LYDON, JR.         Rydex Series Funds - 2005             142
Trustee (1960)              Rydex Variable Trust - 2005
                             Rydex Dynamic Funds - 2005
                               Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                            ---------------------------

PATRICK T. MCCARVILLE        Rydex Series Funds - 1997             142
Trustee (1942)              Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                            ---------------------------

ROGER SOMERS                 Rydex Series Funds - 1993             142
Trustee (1944)              Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

        NAME, POSITION AND                                                PRINCIPAL OCCUPATIONS
          YEAR OF BIRTH                                                   DURING PAST FIVE YEARS
----------------------------------    ----------------------------------------------------------------------------------------------
NICK BONOS*                           Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President
Vice President and Treasurer (1963)   and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF
                                      Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice
                                      President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006); Vice President
                                      of Accounting of Rydex Investments (2000 to 2003)

JOANNA M. HAIGNEY*                    Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds
Chief Compliance Officer and          (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic
Secretary (1966)                      Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of
                                      Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX
                                      Fund (2003 to 2006)

JOSEPH ARRUDA*                        Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex
Assistant Treasurer (1966)            ETF Trust (2006); Vice President of Rydex Investments (2004 to present); Director of
                                      Accounting of Rydex Investments (2003 to 2004); Vice President of Mutual Funds, State Street
                                      Bank & Trust (2000 to 2003)

PAULA BILLOS*                         Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust
Controller (1974)                     (2006); Director of Fund Administration of Rydex Investments (2001 to present)

* OFFICERS OF THE FUNDS ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH RYDEX INVESTMENTS.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 67

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

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(R)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RSTF-ANN-0307X0308

                                                               [GRAPHIC OMITTED]

                               [GRAPHIC OMITTED]

                                                                  MARCH 31, 2007

                                                RYDEX SERIES FUNDS ANNUAL REPORT

                                                       ESSENTIAL PORTFOLIO FUNDS
                                           ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                                               ESSENTIAL PORTFOLIO MODERATE FUND
                                             ESSENTIAL PORTFOLIO AGGRESSIVE FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

                                [GRAPHIC OMITTED]

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS .................................................   2

ABOUT SHAREHOLDERS' FUND EXPENSES ..........................................   3

PERFORMANCE REPORTS AND FUND PROFILES ......................................   6

SCHEDULES OF INVESTMENTS ...................................................  12

STATEMENTS OF ASSETS AND LIABILITIES .......................................  15

STATEMENTS OF OPERATIONS ...................................................  16

STATEMENTS OF CHANGES IN NET ASSETS ........................................  17

FINANCIAL HIGHLIGHTS .......................................................  18

NOTES TO FINANCIAL STATEMENTS ..............................................  19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ....................  25

OTHER INFORMATION ..........................................................  26

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ..............................  27


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

                                [GRAPHIC OMITTED]

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The year ended March 31, 2007 was a positive environment for investors in nearly all asset classes. Although economic growth in the U.S. showed unmistakable signs of slowing, that was a positive development for both equity and fixed-income investors as it mitigated inflationary pressures, allowing interest rates to fall and taking pressure off the Federal Reserve Bank. The global economy, on the other hand, raced ahead as the rapidly growing economies of Brazil, Russia, India and China continued their breakneck economic expansions. International equity markets surged higher and were, once again, one of the most profitable areas for investors over the past year.

Despite the fact that U.S. equity markets continued to be buffeted by crosscurrents over high and volatile energy prices, and uncertainty about the future course of monetary policy, equity prices rose strongly during this period. The bellwether S&P 500(R) Index rose nearly 12% on a total return basis, with the Dow Jones Industrial Average(SM) up an even more robust 13.83%.

If there was an overriding theme to domestic equity markets during this period, it was the ongoing debate over the future direction of interest rates. It is frequently said that markets climb a wall of worry, and examination of return patterns for the year ended March 31, 2007 bears this out. Investors sought exposure to stocks, but they wanted to play it safe at the same time. The perceived liquidity advantages of big stocks made the period a decidedly large-cap market. The Russell Top 50 Index, an index of the 50 largest companies in the U.S., rose 13.03% compared to a return of 5.97% for the small-cap Russell 2000(R) Index. Investors tended to shy away from more speculative exposures as evidenced by the relative underperformance of the technology-dominated Nasdaq 100 Index(R), which only recorded a 4.54% gain. A look at returns at the sector level bears this out as well. The S&P 500 Information Technology Index managed to generate only a 3.10% gain, the lowest of the 10 S&P 500(R) sectors. The defensive mindset also favored value stocks. With the possibility of a damaging market reversal present in investors' minds, inexpensive stocks seemed to be the safer play. The S&P/Citigroup 500 Pure Value Index, which combines the attributes of both size and low valuations, rose 18.89% compared to a gain of 2.84% for the S&P/Citigroup 600 SmallCap Pure Growth Index. The nearly 33.77% gain for the S&P 500 Utilities Index--the strongest of all 10 of the sector indices--reinforced the defensive orientation on the part of many investors during the period.

In this environment, one might not expect international stocks, particularly emerging market stocks, to do well, but they did just that. The MSCI EAFE Index rose 20.81% and its emerging market counterpart, the MSCI EM Index, was right behind with a 20.53% gain. This gain was in spite of the fact that global stock markets experienced a major pullback in late February that hit emerging markets particularly hard. The theme here is one that has been present for some time--rapid global growth.

After initially rising, interest rates fell over the past 12 months, leaving the short end of the yield curve lower. As interest rates rose early in the year, the yield curve inverted (short-term rates higher than long-term rates), indicating expectations of slower economic growth or even recession. As interest rates drifted down, however, the yield curve resumed its positive slope.

Commodity prices, particularly oil, rose strongly through mid-summer and then receded. The price of a barrel of oil started the period at $61.92, rose to $77.03 by July 14, and settled back down to $58.26 by the end of March.

With the pullback in stock prices in late February and early March, equities are more attractively valued now and have some room to rally going forward. That said, we think the preference for defense at home and exposure to the rapidly growing global economy is here for some time to come. Our outlook for stock prices is further enhanced if the Fed begins to cut interest rates, something we anticipate, but not until after this year.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/s/ David C. Reilly

David C. Reilly, CFA
Director of Portfolio Strategies


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2006 and ending March 31, 2007.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

                                [GRAPHIC OMITTED]

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                        BEGINNING           ENDING      EXPENSES
                                                    EXPENSE         ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                                      RATIO+   SEPTEMBER 30, 2006   MARCH 31, 2007        PERIOD*
-----------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
   A-Class                                             0.01%            $1,000.00        $1,059.30         $0.03
   C-Class                                             0.76%             1,000.00         1,055.41          3.91
   H-Class                                             0.01%             1,000.00         1,059.24          0.03
ESSENTIAL PORTFOLIO MODERATE FUND
   A-Class                                               --              1,000.00         1,083.79            --
   C-Class                                             0.76%             1,000.00         1,079.93          3.93
   H-Class                                               --              1,000.00         1,083.79            --
ESSENTIAL PORTFOLIO AGGRESSIVE FUND
   A-Class                                               --              1,000.00         1,087.38            --
   C-Class                                             0.76%             1,000.00         1,084.54          3.93
   H-Class                                               --              1,000.00         1,089.51            --
-----------------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
   A-Class                                             0.01%             1,000.00         1,024.88          0.05
   C-Class                                             0.76%             1,000.00         1,021.09          3.84
   H-Class                                             0.01%             1,000.00         1,024.88          0.05
ESSENTIAL PORTFOLIO MODERATE FUND
   A-Class                                               --              1,000.00         1,024.93            --
   C-Class                                             0.76%             1,000.00         1,021.09          3.84
   H-Class                                               --              1,000.00         1,024.93            --
ESSENTIAL PORTFOLIO AGGRESSIVE FUND
   A-Class                                               --              1,000.00         1,024.93            --
   C-Class                                             0.76%             1,000.00         1,021.09          3.84
   H-Class                                               --              1,000.00         1,024.93            --

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+ DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST, AND IS ANNUALIZED.


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT

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PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

OBJECTIVE: To primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

INCEPTION: June 30, 2006

Rydex Essential Portfolio Conservative Fund H-Class finished the period up 8.04%. Although a strong showing, the Portfolio trailed its blended benchmark, which was up 9.44%. The major contributors to return were the Portfolio's allocations to the Rydex Europe Advantage, Multi-Cap Core Equity, and U.S. Government Long Bond Advantage Funds, which, together, added 6.24% to overall returns. Allocations to these three holdings made up about 44% of the Portfolio over the period. In addition to these three positions, the Portfolio's average 15.9% allocation to Rydex Absolute Return Strategies Fund kicked in another 0.93% to performance during the period. The Conservative Fund's other domestic equity holdings, in particular the Rydex Large-Cap Value and Small-Cap Value Funds, added an additional 0.73%. Rydex Real Estate Fund performed well during this time, jumping 20.88% and adding another 0.60% to returns in the process. Rydex Commodities Fund was the only holding which detracted from overall results, subtracting -0.78% from aggregate returns. Its impact on overall performance was minimized by its relatively small allocation in the portfolio.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                             ESSENTIAL PORTFOLIO
INDUSTRIES                                                    CONSERVATIVE FUND
--------------------------------------------------------------------------------
U.S. Equity Funds                                                   27.2%
U.S. Fixed-Income Fund and Money Market Fund                        35.1%
International Equity Funds                                          12.9%
Alternative Strategies Funds                                        23.0%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                            June 30, 2006
C-Class                                                            June 30, 2006
H-Class                                                            June 30, 2006

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Rydex Series Funds --
   U.S. Government
   Money Market Fund                                                       18.3%
Rydex Series Funds --
   Government Long Bond
   Advantage Fund                                                          16.8%
Rydex Series Funds --
   Absolute Return
   Strategies Fund                                                         12.9%
Rydex Series Funds --
   Europe Advantage Fund                                                   12.9%
Rydex Series Funds --
   Large-Cap Value Fund                                                     9.2%
Rydex Series Funds --
   Multi-Cap Core Equity Fund                                               6.1%
Rydex Series Funds --
   Commodities Fund                                                         4.0%
Rydex Series Funds --
   Real Estate Fund                                                         3.6%
Rydex Series Funds --
   Large-Cap Growth Fund                                                    3.4%
Rydex Series Funds --
   Mid-Cap Value Fund                                                       2.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              90.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                ESSENTIAL PORTFOLIO
                 CONSERVATIVE FUND                     ESSENTIAL PORTFOLIO
      DATE           C-CLASS          S&P 500 INDEX   CONSERVATIVE BENCHMARK

    6/30/2006        $ 10,000            $ 10,000           $  10,000
     7/1/2006        $ 10,000            $ 10,000           $  10,000
     7/2/2006        $ 10,000            $ 10,000           $  10,000
     7/3/2006        $ 10,040            $ 10,080           $  10,031
     7/4/2006        $ 10,040            $ 10,080           $  10,031
     7/5/2006        $  9,970            $ 10,008           $   9,982
     7/6/2006        $ 10,000            $ 10,035           $  10,005
     7/7/2006        $  9,980            $  9,968           $   9,995
     7/8/2006        $  9,980            $  9,968           $   9,995
     7/9/2006        $  9,980            $  9,968           $   9,995
    7/10/2006        $  9,980            $  9,982           $  10,004
    7/11/2006        $ 10,020            $ 10,024           $  10,029
    7/12/2006        $  9,960            $  9,915           $   9,986
    7/13/2006        $  9,900            $  9,787           $   9,942
    7/14/2006        $  9,870            $  9,739           $   9,926
    7/15/2006        $  9,870            $  9,739           $   9,926
    7/16/2006        $  9,870            $  9,739           $   9,926
    7/17/2006        $  9,830            $  9,726           $   9,920
    7/18/2006        $  9,810            $  9,744           $   9,912
    7/19/2006        $  9,940            $  9,926           $  10,010
    7/20/2006        $  9,880            $  9,842           $   9,988
    7/21/2006        $  9,830            $  9,773           $   9,956
    7/22/2006        $  9,830            $  9,773           $   9,956
    7/23/2006        $  9,830            $  9,773           $   9,956
    7/24/2006        $  9,930            $  9,935           $  10,025
    7/25/2006        $  9,960            $  9,998           $  10,045
    7/26/2006        $  9,970            $  9,994           $  10,055
    7/27/2006        $  9,940            $  9,955           $  10,041
    7/28/2006        $ 10,020            $ 10,076           $  10,109
    7/29/2006        $ 10,020            $ 10,076           $  10,109
    7/30/2006        $ 10,020            $ 10,076           $  10,109
    7/31/2006        $ 10,030            $ 10,062           $  10,107
     8/1/2006        $ 10,010            $ 10,016           $  10,092
     8/2/2006        $ 10,050            $ 10,078           $  10,124
     8/3/2006        $ 10,050            $ 10,095           $  10,132
     8/4/2006        $ 10,060            $ 10,088           $  10,146
     8/5/2006        $ 10,060            $ 10,088           $  10,146
     8/6/2006        $ 10,060            $ 10,088           $  10,146
     8/7/2006        $ 10,050            $ 10,060           $  10,131
     8/8/2006        $ 10,010            $ 10,027           $  10,120
     8/9/2006        $  9,990            $  9,986           $  10,103
    8/10/2006        $  9,980            $ 10,034           $  10,121
    8/11/2006        $  9,930            $  9,995           $  10,095
    8/12/2006        $  9,930            $  9,995           $  10,095
    8/13/2006        $  9,930            $  9,995           $  10,095
    8/14/2006        $  9,920            $ 10,008           $  10,092
    8/15/2006        $ 10,020            $ 10,146           $  10,171
    8/16/2006        $ 10,080            $ 10,226           $  10,222
    8/17/2006        $ 10,060            $ 10,242           $  10,229
    8/18/2006        $ 10,090            $ 10,281           $  10,254
    8/19/2006        $ 10,090            $ 10,281           $  10,254
    8/20/2006        $ 10,090            $ 10,281           $  10,254
    8/21/2006        $ 10,090            $ 10,243           $  10,245
    8/22/2006        $ 10,100            $ 10,253           $  10,251
    8/23/2006        $ 10,060            $ 10,208           $  10,232
    8/24/2006        $ 10,070            $ 10,232           $  10,244
    8/25/2006        $ 10,080            $ 10,226           $  10,246
    8/26/2006        $ 10,080            $ 10,226           $  10,246
    8/27/2006        $ 10,080            $ 10,226           $  10,246
    8/28/2006        $ 10,090            $ 10,279           $  10,267
    8/29/2006        $ 10,110            $ 10,300           $  10,279
    8/30/2006        $ 10,140            $ 10,304           $  10,287
    8/31/2006        $ 10,140            $ 10,301           $  10,297
     9/1/2006        $ 10,160            $ 10,358           $  10,324
     9/2/2006        $ 10,160            $ 10,358           $  10,324
     9/3/2006        $ 10,160            $ 10,358           $  10,324
     9/4/2006        $ 10,160            $ 10,358           $  10,324
     9/5/2006        $ 10,150            $ 10,376           $  10,323
     9/6/2006        $ 10,080            $ 10,275           $  10,278
     9/7/2006        $ 10,050            $ 10,226           $  10,262
     9/8/2006        $ 10,050            $ 10,265           $  10,285
     9/9/2006        $ 10,050            $ 10,265           $  10,285
    9/10/2006        $ 10,050            $ 10,265           $  10,285
    9/11/2006        $ 10,030            $ 10,271           $  10,281
    9/12/2006        $ 10,100            $ 10,378           $  10,333
    9/13/2006        $ 10,120            $ 10,420           $  10,352
    9/14/2006        $ 10,090            $ 10,407           $  10,339
    9/15/2006        $ 10,090            $ 10,435           $  10,348
    9/16/2006        $ 10,090            $ 10,435           $  10,348
    9/17/2006        $ 10,090            $ 10,435           $  10,348
    9/18/2006        $ 10,090            $ 10,445           $  10,351
    9/19/2006        $ 10,100            $ 10,423           $  10,364
    9/20/2006        $ 10,130            $ 10,477           $  10,389
    9/21/2006        $ 10,150            $ 10,423           $  10,391
    9/22/2006        $ 10,140            $ 10,397           $  10,394
    9/23/2006        $ 10,140            $ 10,397           $  10,394
    9/24/2006        $ 10,140            $ 10,397           $  10,394
    9/25/2006        $ 10,200            $ 10,489           $  10,444
    9/26/2006        $ 10,200            $ 10,568           $  10,468
    9/27/2006        $ 10,210            $ 10,572           $  10,468
    9/28/2006        $ 10,200            $ 10,593           $  10,469
    9/29/2006        $ 10,180            $ 10,567           $  10,457
    9/30/2006        $ 10,180            $ 10,567           $  10,457
    10/1/2006        $ 10,180            $ 10,567           $  10,457
    10/2/2006        $ 10,170            $ 10,531           $  10,449
    10/3/2006        $ 10,160            $ 10,553           $  10,461
    10/4/2006        $ 10,250            $ 10,683           $  10,529
    10/5/2006        $ 10,240            $ 10,710           $  10,528
    10/6/2006        $ 10,190            $ 10,681           $  10,492
    10/7/2006        $ 10,190            $ 10,681           $  10,492
    10/8/2006        $ 10,190            $ 10,681           $  10,492
    10/9/2006        $ 10,200            $ 10,689           $  10,495
   10/10/2006        $ 10,180            $ 10,712           $  10,490
   10/11/2006        $ 10,160            $ 10,685           $  10,470
   10/12/2006        $ 10,220            $ 10,787           $  10,514
   10/13/2006        $ 10,220            $ 10,809           $  10,517
   10/14/2006        $ 10,220            $ 10,809           $  10,517
   10/15/2006        $ 10,220            $ 10,809           $  10,517
   10/16/2006        $ 10,270            $ 10,837           $  10,538
   10/17/2006        $ 10,240            $ 10,797           $  10,528
   10/18/2006        $ 10,250            $ 10,813           $  10,538
   10/19/2006        $ 10,270            $ 10,821           $  10,537
   10/20/2006        $ 10,270            $ 10,835           $  10,544
   10/21/2006        $ 10,270            $ 10,835           $  10,544
   10/22/2006        $ 10,270            $ 10,835           $  10,544
   10/23/2006        $ 10,260            $ 10,901           $  10,560
   10/24/2006        $ 10,270            $ 10,904           $  10,562
   10/25/2006        $ 10,340            $ 10,943           $  10,592
   10/26/2006        $ 10,390            $ 10,997           $  10,631
   10/27/2006        $ 10,370            $ 10,906           $  10,610
   10/28/2006        $ 10,370            $ 10,906           $  10,610
   10/29/2006        $ 10,370            $ 10,906           $  10,610
   10/30/2006        $ 10,370            $ 10,911           $  10,615
   10/31/2006        $ 10,400            $ 10,911           $  10,635
    11/1/2006        $ 10,390            $ 10,832           $  10,618
    11/2/2006        $ 10,350            $ 10,831           $  10,610
    11/3/2006        $ 10,300            $ 10,808           $  10,569
    11/4/2006        $ 10,300            $ 10,808           $  10,569
    11/5/2006        $ 10,300            $ 10,808           $  10,569
    11/6/2006        $ 10,380            $ 10,931           $  10,623
    11/7/2006        $ 10,400            $ 10,955           $  10,648
    11/8/2006        $ 10,430            $ 10,981           $  10,666
    11/9/2006        $ 10,410            $ 10,925           $  10,646
   11/10/2006        $ 10,440            $ 10,945           $  10,665
   11/11/2006        $ 10,440            $ 10,945           $  10,665
   11/12/2006        $ 10,440            $ 10,945           $  10,665
   11/13/2006        $ 10,430            $ 10,975           $  10,674
   11/14/2006        $ 10,490            $ 11,046           $  10,713
   11/15/2006        $ 10,490            $ 11,076           $  10,712
   11/16/2006        $ 10,460            $ 11,101           $  10,714
   11/17/2006        $ 10,480            $ 11,113           $  10,737
   11/18/2006        $ 10,480            $ 11,113           $  10,737
   11/19/2006        $ 10,480            $ 11,113           $  10,737
   11/20/2006        $ 10,500            $ 11,107           $  10,740
   11/21/2006        $ 10,550            $ 11,126           $  10,752
   11/22/2006        $ 10,560            $ 11,153           $  10,765
   11/23/2006        $ 10,560            $ 11,153           $  10,765
   11/24/2006        $ 10,570            $ 11,114           $  10,757
   11/25/2006        $ 10,570            $ 11,114           $  10,757
   11/26/2006        $ 10,570            $ 11,114           $  10,757
   11/27/2006        $ 10,510            $ 10,963           $  10,704
   11/28/2006        $ 10,540            $ 11,003           $  10,728
   11/29/2006        $ 10,590            $ 11,109           $  10,768
   11/30/2006        $ 10,630            $ 11,118           $  10,791
    12/1/2006        $ 10,620            $ 11,087           $  10,792
    12/2/2006        $ 10,620            $ 11,087           $  10,792
    12/3/2006        $ 10,620            $ 11,087           $  10,792
    12/4/2006        $ 10,670            $ 11,186           $  10,833
    12/5/2006        $ 10,680            $ 11,231           $  10,851
    12/6/2006        $ 10,650            $ 11,219           $  10,835
    12/7/2006        $ 10,640            $ 11,175           $  10,815
    12/8/2006        $ 10,610            $ 11,195           $  10,804
    12/9/2006        $ 10,610            $ 11,195           $  10,804
   12/10/2006        $ 10,610            $ 11,195           $  10,804
   12/11/2006        $ 10,640            $ 11,221           $  10,825
   12/12/2006        $ 10,640            $ 11,210           $  10,832
   12/13/2006        $ 10,620            $ 11,225           $  10,815
   12/14/2006        $ 10,640            $ 11,323           $  10,847
   12/15/2006        $ 10,630            $ 11,336           $  10,852
   12/16/2006        $ 10,630            $ 11,336           $  10,852
   12/17/2006        $ 10,630            $ 11,336           $  10,852
   12/18/2006        $ 10,590            $ 11,299           $  10,841
   12/19/2006        $ 10,600            $ 11,324           $  10,849
   12/20/2006        $ 10,600            $ 11,308           $  10,845
   12/21/2006        $ 10,590            $ 11,270           $  10,845
   12/22/2006        $ 10,532            $ 11,211           $  10,804
   12/23/2006        $ 10,532            $ 11,211           $  10,804
   12/24/2006        $ 10,532            $ 11,211           $  10,804
   12/25/2006        $ 10,532            $ 11,211           $  10,804
   12/26/2006        $ 10,573            $ 11,260           $  10,831
   12/27/2006        $ 10,603            $ 11,341           $  10,849
   12/28/2006        $ 10,583            $ 11,325           $  10,834
   12/29/2006        $ 10,563            $ 11,274           $  10,814
   12/30/2006        $ 10,563            $ 11,274           $  10,814
   12/31/2006        $ 10,563            $ 11,274           $  10,814
     1/1/2007        $ 10,563            $ 11,274           $  10,814
     1/2/2007        $ 10,563            $ 11,274           $  10,814
     1/3/2007        $ 10,583            $ 11,263           $  10,828
     1/4/2007        $ 10,593            $ 11,277           $  10,849
     1/5/2007        $ 10,512            $ 11,208           $  10,816
     1/6/2007        $ 10,512            $ 11,208           $  10,816
     1/7/2007        $ 10,512            $ 11,208           $  10,816
     1/8/2007        $ 10,522            $ 11,237           $  10,827
     1/9/2007        $ 10,522            $ 11,231           $  10,824
    1/10/2007        $ 10,492            $ 11,254           $  10,826
    1/11/2007        $ 10,522            $ 11,325           $  10,839
    1/12/2007        $ 10,552            $ 11,380           $  10,852
    1/13/2007        $ 10,552            $ 11,380           $  10,852
    1/14/2007        $ 10,552            $ 11,380           $  10,852
    1/15/2007        $ 10,552            $ 11,380           $  10,852
    1/16/2007        $ 10,552            $ 11,390           $  10,864
    1/17/2007        $ 10,542            $ 11,380           $  10,851
    1/18/2007        $ 10,522            $ 11,347           $  10,849
    1/19/2007        $ 10,563            $ 11,380           $  10,857
    1/20/2007        $ 10,563            $ 11,380           $  10,857
    1/21/2007        $ 10,563            $ 11,380           $  10,857
    1/22/2007        $ 10,542            $ 11,320           $  10,841
    1/23/2007        $ 10,573            $ 11,360           $  10,845
    1/24/2007        $ 10,623            $ 11,457           $  10,881
    1/25/2007        $ 10,532            $ 11,328           $  10,815
    1/26/2007        $ 10,542            $ 11,314           $  10,807
    1/27/2007        $ 10,542            $ 11,314           $  10,807
    1/28/2007        $ 10,542            $ 11,314           $  10,807
    1/29/2007        $ 10,542            $ 11,303           $  10,800
    1/30/2007        $ 10,593            $ 11,369           $  10,831
    1/31/2007        $ 10,663            $ 11,445           $  10,877
     2/1/2007        $ 10,694            $ 11,509           $  10,900
     2/2/2007        $ 10,704            $ 11,528           $  10,914
     2/3/2007        $ 10,704            $ 11,528           $  10,914
     2/4/2007        $ 10,704            $ 11,528           $  10,914
     2/5/2007        $ 10,714            $ 11,518           $  10,921
     2/6/2007        $ 10,754            $ 11,526           $  10,937
     2/7/2007        $ 10,784            $ 11,547           $  10,952
     2/8/2007        $ 10,784            $ 11,534           $  10,949
     2/9/2007        $ 10,724            $ 11,453           $  10,903
    2/10/2007        $ 10,724            $ 11,453           $  10,903
    2/11/2007        $ 10,724            $ 11,453           $  10,903
    2/12/2007        $ 10,684            $ 11,416           $  10,885
    2/13/2007        $ 10,754            $ 11,505           $  10,917
    2/14/2007        $ 10,805            $ 11,595           $  10,979
    2/15/2007        $ 10,825            $ 11,609           $  10,992
    2/16/2007        $ 10,835            $ 11,599           $  10,991
    2/17/2007        $ 10,835            $ 11,599           $  10,991
    2/18/2007        $ 10,835            $ 11,599           $  10,991
    2/19/2007        $ 10,835            $ 11,599           $  10,991
    2/20/2007        $ 10,865            $ 11,632           $  11,011
    2/21/2007        $ 10,855            $ 11,616           $  11,003
    2/22/2007        $ 10,835            $ 11,609           $  10,991
    2/23/2007        $ 10,855            $ 11,569           $  10,990
    2/24/2007        $ 10,855            $ 11,569           $  10,990
    2/25/2007        $ 10,855            $ 11,569           $  10,990
    2/26/2007        $ 10,875            $ 11,556           $  10,999
    2/27/2007        $ 10,673            $ 11,156           $  10,878
    2/28/2007        $ 10,694            $ 11,221           $  10,893
     3/1/2007        $ 10,663            $ 11,192           $  10,882
     3/2/2007        $ 10,583            $ 11,064           $  10,841
     3/3/2007        $ 10,583            $ 11,064           $  10,841
     3/4/2007        $ 10,583            $ 11,064           $  10,841
     3/5/2007        $ 10,482            $ 10,961           $  10,800
     3/6/2007        $ 10,603            $ 11,131           $  10,868
     3/7/2007        $ 10,613            $ 11,107           $  10,869
     3/8/2007        $ 10,653            $ 11,187           $  10,900
     3/9/2007        $ 10,643            $ 11,194           $  10,880
    3/10/2007        $ 10,643            $ 11,194           $  10,880
    3/11/2007        $ 10,643            $ 11,194           $  10,880
    3/12/2007        $ 10,663            $ 11,225           $  10,904
    3/13/2007        $ 10,542            $ 10,999           $  10,833
    3/14/2007        $ 10,552            $ 11,073           $  10,855
    3/15/2007        $ 10,593            $ 11,115           $  10,869
    3/16/2007        $ 10,573            $ 11,072           $  10,850
    3/17/2007        $ 10,573            $ 11,072           $  10,850
    3/18/2007        $ 10,573            $ 11,072           $  10,850
    3/19/2007        $ 10,633            $ 11,193           $  10,894
    3/20/2007        $ 10,694            $ 11,264           $  10,928
    3/21/2007        $ 10,795            $ 11,457           $  11,016
    3/22/2007        $ 10,784            $ 11,452           $  10,996
    3/23/2007        $ 10,795            $ 11,465           $  10,994
    3/24/2007        $ 10,795            $ 11,465           $  10,994
    3/25/2007        $ 10,795            $ 11,465           $  10,994
    3/26/2007        $ 10,795            $ 11,476           $  11,007
    3/27/2007        $ 10,754            $ 11,405           $  10,975
    3/28/2007        $ 10,704            $ 11,317           $  10,939
    3/29/2007        $ 10,744            $ 11,360           $  10,952
    3/30/2007        $ 10,744            $ 11,346           $  10,944
    3/31/2007        $ 10,744            $ 11,346           $  10,944

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                ESSENTIAL PORTFOLIO
                 CONSERVATIVE FUND                     ESSENTIAL PORTFOLIO
      DATE           H-CLASS          S&P 500 INDEX   CONSERVATIVE BENCHMARK

    6/30/2006        $ 10,000            $ 10,000           $  10,000
     7/1/2006        $ 10,000            $ 10,000           $  10,000
     7/2/2006        $ 10,000            $ 10,000           $  10,000
     7/3/2006        $ 10,040            $ 10,080           $  10,031
     7/4/2006        $ 10,040            $ 10,080           $  10,031
     7/5/2006        $  9,970            $ 10,008           $   9,982
     7/6/2006        $ 10,000            $ 10,035           $  10,005
     7/7/2006        $  9,980            $  9,968           $   9,995
     7/8/2006        $  9,980            $  9,968           $   9,995
     7/9/2006        $  9,980            $  9,968           $   9,995
    7/10/2006        $  9,980            $  9,982           $  10,004
    7/11/2006        $ 10,020            $ 10,024           $  10,029
    7/12/2006        $  9,960            $  9,915           $   9,986
    7/13/2006        $  9,900            $  9,787           $   9,942
    7/14/2006        $  9,870            $  9,739           $   9,926
    7/15/2006        $  9,870            $  9,739           $   9,926
    7/16/2006        $  9,870            $  9,739           $   9,926
    7/17/2006        $  9,830            $  9,726           $   9,920
    7/18/2006        $  9,820            $  9,744           $   9,912
    7/19/2006        $  9,950            $  9,926           $  10,010
    7/20/2006        $  9,880            $  9,842           $   9,988
    7/21/2006        $  9,840            $  9,773           $   9,956
    7/22/2006        $  9,840            $  9,773           $   9,956
    7/23/2006        $  9,840            $  9,773           $   9,956
    7/24/2006        $  9,940            $  9,935           $  10,025
    7/25/2006        $  9,960            $  9,998           $  10,045
    7/26/2006        $  9,970            $  9,994           $  10,055
    7/27/2006        $  9,940            $  9,955           $  10,041
    7/28/2006        $ 10,020            $ 10,076           $  10,109
    7/29/2006        $ 10,020            $ 10,076           $  10,109
    7/30/2006        $ 10,020            $ 10,076           $  10,109
    7/31/2006        $ 10,040            $ 10,062           $  10,107
     8/1/2006        $ 10,010            $ 10,016           $  10,092
     8/2/2006        $ 10,050            $ 10,078           $  10,124
     8/3/2006        $ 10,060            $ 10,095           $  10,132
     8/4/2006        $ 10,070            $ 10,088           $  10,146
     8/5/2006        $ 10,070            $ 10,088           $  10,146
     8/6/2006        $ 10,070            $ 10,088           $  10,146
     8/7/2006        $ 10,060            $ 10,060           $  10,131
     8/8/2006        $ 10,020            $ 10,027           $  10,120
     8/9/2006        $ 10,000            $  9,986           $  10,103
    8/10/2006        $  9,980            $ 10,034           $  10,121
    8/11/2006        $  9,930            $  9,995           $  10,095
    8/12/2006        $  9,930            $  9,995           $  10,095
    8/13/2006        $  9,930            $  9,995           $  10,095
    8/14/2006        $  9,930            $ 10,008           $  10,092
    8/15/2006        $ 10,030            $ 10,146           $  10,171
    8/16/2006        $ 10,090            $ 10,226           $  10,222
    8/17/2006        $ 10,070            $ 10,242           $  10,229
    8/18/2006        $ 10,100            $ 10,281           $  10,254
    8/19/2006        $ 10,100            $ 10,281           $  10,254
    8/20/2006        $ 10,100            $ 10,281           $  10,254
    8/21/2006        $ 10,100            $ 10,243           $  10,245
    8/22/2006        $ 10,110            $ 10,253           $  10,251
    8/23/2006        $ 10,070            $ 10,208           $  10,232
    8/24/2006        $ 10,080            $ 10,232           $  10,244
    8/25/2006        $ 10,090            $ 10,226           $  10,246
    8/26/2006        $ 10,090            $ 10,226           $  10,246
    8/27/2006        $ 10,090            $ 10,226           $  10,246
    8/28/2006        $ 10,100            $ 10,279           $  10,267
    8/29/2006        $ 10,120            $ 10,300           $  10,279
    8/30/2006        $ 10,150            $ 10,304           $  10,287
    8/31/2006        $ 10,150            $ 10,301           $  10,297
     9/1/2006        $ 10,170            $ 10,358           $  10,324
     9/2/2006        $ 10,170            $ 10,358           $  10,324
     9/3/2006        $ 10,170            $ 10,358           $  10,324
     9/4/2006        $ 10,170            $ 10,358           $  10,324
     9/5/2006        $ 10,170            $ 10,376           $  10,323
     9/6/2006        $ 10,090            $ 10,275           $  10,278
     9/7/2006        $ 10,060            $ 10,226           $  10,262
     9/8/2006        $ 10,060            $ 10,265           $  10,285
     9/9/2006        $ 10,060            $ 10,265           $  10,285
    9/10/2006        $ 10,060            $ 10,265           $  10,285
    9/11/2006        $ 10,040            $ 10,271           $  10,281
    9/12/2006        $ 10,110            $ 10,378           $  10,333
    9/13/2006        $ 10,130            $ 10,420           $  10,352
    9/14/2006        $ 10,100            $ 10,407           $  10,339
    9/15/2006        $ 10,100            $ 10,435           $  10,348
    9/16/2006        $ 10,100            $ 10,435           $  10,348
    9/17/2006        $ 10,100            $ 10,435           $  10,348
    9/18/2006        $ 10,110            $ 10,445           $  10,351
    9/19/2006        $ 10,110            $ 10,423           $  10,364
    9/20/2006        $ 10,140            $ 10,477           $  10,389
    9/21/2006        $ 10,160            $ 10,423           $  10,391
    9/22/2006        $ 10,150            $ 10,397           $  10,394
    9/23/2006        $ 10,150            $ 10,397           $  10,394
    9/24/2006        $ 10,150            $ 10,397           $  10,394
    9/25/2006        $ 10,210            $ 10,489           $  10,444
    9/26/2006        $ 10,220            $ 10,568           $  10,468
    9/27/2006        $ 10,230            $ 10,572           $  10,468
    9/28/2006        $ 10,220            $ 10,593           $  10,469
    9/29/2006        $ 10,200            $ 10,567           $  10,457
    9/30/2006        $ 10,200            $ 10,567           $  10,457
    10/1/2006        $ 10,200            $ 10,567           $  10,457
    10/2/2006        $ 10,190            $ 10,531           $  10,449
    10/3/2006        $ 10,180            $ 10,553           $  10,461
    10/4/2006        $ 10,270            $ 10,683           $  10,529
    10/5/2006        $ 10,260            $ 10,710           $  10,528
    10/6/2006        $ 10,210            $ 10,681           $  10,492
    10/7/2006        $ 10,210            $ 10,681           $  10,492
    10/8/2006        $ 10,210            $ 10,681           $  10,492
    10/9/2006        $ 10,220            $ 10,689           $  10,495
   10/10/2006        $ 10,200            $ 10,712           $  10,490
   10/11/2006        $ 10,180            $ 10,685           $  10,470
   10/12/2006        $ 10,240            $ 10,787           $  10,514
   10/13/2006        $ 10,250            $ 10,809           $  10,517
   10/14/2006        $ 10,250            $ 10,809           $  10,517
   10/15/2006        $ 10,250            $ 10,809           $  10,517
   10/16/2006        $ 10,290            $ 10,837           $  10,538
   10/17/2006        $ 10,270            $ 10,797           $  10,528
   10/18/2006        $ 10,280            $ 10,813           $  10,538
   10/19/2006        $ 10,290            $ 10,821           $  10,537
   10/20/2006        $ 10,300            $ 10,835           $  10,544
   10/21/2006        $ 10,300            $ 10,835           $  10,544
   10/22/2006        $ 10,300            $ 10,835           $  10,544
   10/23/2006        $ 10,290            $ 10,901           $  10,560
   10/24/2006        $ 10,290            $ 10,904           $  10,562
   10/25/2006        $ 10,360            $ 10,943           $  10,592
   10/26/2006        $ 10,420            $ 10,997           $  10,631
   10/27/2006        $ 10,390            $ 10,906           $  10,610
   10/28/2006        $ 10,390            $ 10,906           $  10,610
   10/29/2006        $ 10,390            $ 10,906           $  10,610
   10/30/2006        $ 10,400            $ 10,911           $  10,615
   10/31/2006        $ 10,430            $ 10,911           $  10,635
    11/1/2006        $ 10,420            $ 10,832           $  10,618
    11/2/2006        $ 10,380            $ 10,831           $  10,610
    11/3/2006        $ 10,330            $ 10,808           $  10,569
    11/4/2006        $ 10,330            $ 10,808           $  10,569
    11/5/2006        $ 10,330            $ 10,808           $  10,569
    11/6/2006        $ 10,410            $ 10,931           $  10,623
    11/7/2006        $ 10,430            $ 10,955           $  10,648
    11/8/2006        $ 10,460            $ 10,981           $  10,666
    11/9/2006        $ 10,440            $ 10,925           $  10,646
   11/10/2006        $ 10,470            $ 10,945           $  10,665
   11/11/2006        $ 10,470            $ 10,945           $  10,665
   11/12/2006        $ 10,470            $ 10,945           $  10,665
   11/13/2006        $ 10,470            $ 10,975           $  10,674
   11/14/2006        $ 10,520            $ 11,046           $  10,713
   11/15/2006        $ 10,530            $ 11,076           $  10,712
   11/16/2006        $ 10,490            $ 11,101           $  10,714
   11/17/2006        $ 10,510            $ 11,113           $  10,737
   11/18/2006        $ 10,510            $ 11,113           $  10,737
   11/19/2006        $ 10,510            $ 11,113           $  10,737
   11/20/2006        $ 10,540            $ 11,107           $  10,740
   11/21/2006        $ 10,580            $ 11,126           $  10,752
   11/22/2006        $ 10,590            $ 11,153           $  10,765
   11/23/2006        $ 10,590            $ 11,153           $  10,765
   11/24/2006        $ 10,600            $ 11,114           $  10,757
   11/25/2006        $ 10,600            $ 11,114           $  10,757
   11/26/2006        $ 10,600            $ 11,114           $  10,757
   11/27/2006        $ 10,540            $ 10,963           $  10,704
   11/28/2006        $ 10,580            $ 11,003           $  10,728
   11/29/2006        $ 10,620            $ 11,109           $  10,768
   11/30/2006        $ 10,670            $ 11,118           $  10,791
    12/1/2006        $ 10,660            $ 11,087           $  10,792
    12/2/2006        $ 10,660            $ 11,087           $  10,792
    12/3/2006        $ 10,660            $ 11,087           $  10,792
    12/4/2006        $ 10,710            $ 11,186           $  10,833
    12/5/2006        $ 10,720            $ 11,231           $  10,851
    12/6/2006        $ 10,690            $ 11,219           $  10,835
    12/7/2006        $ 10,680            $ 11,175           $  10,815
    12/8/2006        $ 10,650            $ 11,195           $  10,804
    12/9/2006        $ 10,650            $ 11,195           $  10,804
   12/10/2006        $ 10,650            $ 11,195           $  10,804
   12/11/2006        $ 10,680            $ 11,221           $  10,825
   12/12/2006        $ 10,680            $ 11,210           $  10,832
   12/13/2006        $ 10,660            $ 11,225           $  10,815
   12/14/2006        $ 10,680            $ 11,323           $  10,847
   12/15/2006        $ 10,670            $ 11,336           $  10,852
   12/16/2006        $ 10,670            $ 11,336           $  10,852
   12/17/2006        $ 10,670            $ 11,336           $  10,852
   12/18/2006        $ 10,630            $ 11,299           $  10,841
   12/19/2006        $ 10,640            $ 11,324           $  10,849
   12/20/2006        $ 10,640            $ 11,308           $  10,845
   12/21/2006        $ 10,630            $ 11,270           $  10,845
   12/22/2006        $ 10,572            $ 11,211           $  10,804
   12/23/2006        $ 10,572            $ 11,211           $  10,804
   12/24/2006        $ 10,572            $ 11,211           $  10,804
   12/25/2006        $ 10,572            $ 11,211           $  10,804
   12/26/2006        $ 10,613            $ 11,260           $  10,831
   12/27/2006        $ 10,643            $ 11,341           $  10,849
   12/28/2006        $ 10,623            $ 11,325           $  10,834
   12/29/2006        $ 10,603            $ 11,274           $  10,814
   12/30/2006        $ 10,603            $ 11,274           $  10,814
   12/31/2006        $ 10,603            $ 11,274           $  10,814
     1/1/2007        $ 10,603            $ 11,274           $  10,814
     1/2/2007        $ 10,603            $ 11,274           $  10,814
     1/3/2007        $ 10,633            $ 11,263           $  10,828
     1/4/2007        $ 10,633            $ 11,277           $  10,849
     1/5/2007        $ 10,552            $ 11,208           $  10,816
     1/6/2007        $ 10,552            $ 11,208           $  10,816
     1/7/2007        $ 10,552            $ 11,208           $  10,816
     1/8/2007        $ 10,562            $ 11,237           $  10,827
     1/9/2007        $ 10,562            $ 11,231           $  10,824
    1/10/2007        $ 10,532            $ 11,254           $  10,826
    1/11/2007        $ 10,562            $ 11,325           $  10,839
    1/12/2007        $ 10,592            $ 11,380           $  10,852
    1/13/2007        $ 10,592            $ 11,380           $  10,852
    1/14/2007        $ 10,592            $ 11,380           $  10,852
    1/15/2007        $ 10,592            $ 11,380           $  10,852
    1/16/2007        $ 10,603            $ 11,390           $  10,864
    1/17/2007        $ 10,582            $ 11,380           $  10,851
    1/18/2007        $ 10,562            $ 11,347           $  10,849
    1/19/2007        $ 10,613            $ 11,380           $  10,857
    1/20/2007        $ 10,613            $ 11,380           $  10,857
    1/21/2007        $ 10,613            $ 11,380           $  10,857
    1/22/2007        $ 10,592            $ 11,320           $  10,841
    1/23/2007        $ 10,623            $ 11,360           $  10,845
    1/24/2007        $ 10,673            $ 11,457           $  10,881
    1/25/2007        $ 10,582            $ 11,328           $  10,815
    1/26/2007        $ 10,592            $ 11,314           $  10,807
    1/27/2007        $ 10,592            $ 11,314           $  10,807
    1/28/2007        $ 10,592            $ 11,314           $  10,807
    1/29/2007        $ 10,582            $ 11,303           $  10,800
    1/30/2007        $ 10,643            $ 11,369           $  10,831
    1/31/2007        $ 10,713            $ 11,445           $  10,877
     2/1/2007        $ 10,744            $ 11,509           $  10,900
     2/2/2007        $ 10,754            $ 11,528           $  10,914
     2/3/2007        $ 10,754            $ 11,528           $  10,914
     2/4/2007        $ 10,754            $ 11,528           $  10,914
     2/5/2007        $ 10,764            $ 11,518           $  10,921
     2/6/2007        $ 10,804            $ 11,526           $  10,937
     2/7/2007        $ 10,835            $ 11,547           $  10,952
     2/8/2007        $ 10,835            $ 11,534           $  10,949
     2/9/2007        $ 10,774            $ 11,453           $  10,903
    2/10/2007        $ 10,774            $ 11,453           $  10,903
    2/11/2007        $ 10,774            $ 11,453           $  10,903
    2/12/2007        $ 10,734            $ 11,416           $  10,885
    2/13/2007        $ 10,804            $ 11,505           $  10,917
    2/14/2007        $ 10,865            $ 11,595           $  10,979
    2/15/2007        $ 10,885            $ 11,609           $  10,992
    2/16/2007        $ 10,885            $ 11,599           $  10,991
    2/17/2007        $ 10,885            $ 11,599           $  10,991
    2/18/2007        $ 10,885            $ 11,599           $  10,991
    2/19/2007        $ 10,885            $ 11,599           $  10,991
    2/20/2007        $ 10,925            $ 11,632           $  11,011
    2/21/2007        $ 10,905            $ 11,616           $  11,003
    2/22/2007        $ 10,895            $ 11,609           $  10,991
    2/23/2007        $ 10,905            $ 11,569           $  10,990
    2/24/2007        $ 10,905            $ 11,569           $  10,990
    2/25/2007        $ 10,905            $ 11,569           $  10,990
    2/26/2007        $ 10,935            $ 11,556           $  10,999
    2/27/2007        $ 10,734            $ 11,156           $  10,878
    2/28/2007        $ 10,754            $ 11,221           $  10,893
     3/1/2007        $ 10,724            $ 11,192           $  10,882
     3/2/2007        $ 10,643            $ 11,064           $  10,841
     3/3/2007        $ 10,643            $ 11,064           $  10,841
     3/4/2007        $ 10,643            $ 11,064           $  10,841
     3/5/2007        $ 10,532            $ 10,961           $  10,800
     3/6/2007        $ 10,663            $ 11,131           $  10,868
     3/7/2007        $ 10,673            $ 11,107           $  10,869
     3/8/2007        $ 10,713            $ 11,187           $  10,900
     3/9/2007        $ 10,703            $ 11,194           $  10,880
    3/10/2007        $ 10,703            $ 11,194           $  10,880
    3/11/2007        $ 10,703            $ 11,194           $  10,880
    3/12/2007        $ 10,724            $ 11,225           $  10,904
    3/13/2007        $ 10,603            $ 10,999           $  10,833
    3/14/2007        $ 10,613            $ 11,073           $  10,855
    3/15/2007        $ 10,653            $ 11,115           $  10,869
    3/16/2007        $ 10,633            $ 11,072           $  10,850
    3/17/2007        $ 10,633            $ 11,072           $  10,850
    3/18/2007        $ 10,633            $ 11,072           $  10,850
    3/19/2007        $ 10,693            $ 11,193           $  10,894
    3/20/2007        $ 10,754            $ 11,264           $  10,928
    3/21/2007        $ 10,855            $ 11,457           $  11,016
    3/22/2007        $ 10,845            $ 11,452           $  10,996
    3/23/2007        $ 10,855            $ 11,465           $  10,994
    3/24/2007        $ 10,855            $ 11,465           $  10,994
    3/25/2007        $ 10,855            $ 11,465           $  10,994
    3/26/2007        $ 10,855            $ 11,476           $  11,007
    3/27/2007        $ 10,814            $ 11,405           $  10,975
    3/28/2007        $ 10,774            $ 11,317           $  10,939
    3/29/2007        $ 10,804            $ 11,360           $  10,952
    3/30/2007        $ 10,804            $ 11,346           $  10,944
    3/31/2007        $ 10,804            $ 11,346           $  10,944

TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                             A-CLASS                                C-CLASS                   H-CLASS
                                            (06/30/06)                             (06/30/06)                (06/30/06)
---------------------------------------------------------------------------------------------------------------------------
                                SINCE INCEPTION   SINCE INCEPTION*   SINCE INCEPTION   SINCE INCEPTION**   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO
   CONSERVATIVE FUND                  7.94%             2.80%              7.44%              6.44%             8.04%
S&P 500 INDEX                        13.46%            13.46%             13.46%             13.46%            13.46%
SYNTHETIC ESSENTIAL PORTFOLIO
   CONSERVATIVE BENCHMARK***          9.44%             9.44%              9.44%              9.44%             9.44%
---------------------------------------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 ** RETURNS INCLUDE A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** BENCHMARK REFLECTS A 40/60 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES WITHOUT CDSC AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO MODERATE FUND

OBJECTIVE: To primarily seek growth of capital and, secondarily, to seek preservation of capital.

INCEPTION: June 30, 2006

Rydex Essential Portfolio Moderate Fund H-Class finished the period up 9.90%, while its benchmark returned 10.80%. The Moderate Portfolio, like its conservative counterpart, also benefited from strong performance in international equity markets as European markets in particular looked toward stronger economic growth, a bright profits outlook and attractive stock valuations. Larger allocations to both of the Rydex Europe Advantage and Real Estate Funds, relative to the Conservative Fund, added 4.32% to overall returns for the period. Additional international exposure through Rydex Japan Advantage Fund also helped add value as that fund rose 8.17% during the period, adding 0.77% at the Portfolio level. Additional domestic equity exposure through Rydex Nova Fund helped the Portfolio capture even more positive returns with this holding up 17.82% for the period, contributing 1.50% to overall returns. The Rydex style box funds aided the Portfolio results as well, adding another 0.64% to returns. The Rydex Absolute Return Strategies and Multi-Cap Core Equity Funds were also positive contributors as those individual funds contributed 0.75% and 1.45%, respectively, for the period. However, their overall impact on portfolio performance was reduced in the Moderate Fund relative to its conservative counterpart because of smaller allocations. The Moderate Fund's large allocation to Rydex Commodities Fund relative to the Conservative Fund detracted -1.31% from overall performance.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                             ESSENTIAL PORTFOLIO
INDUSTRIES                                                      MODERATE FUND
--------------------------------------------------------------------------------
U.S. Equity Funds                                                   46.5%
U.S. Fixed-Income Fund                                               8.7%
International Equity Funds                                          25.6%
Alternative Strategies Funds                                        17.2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                            June 30, 2006
C-Class                                                            June 30, 2006
H-Class                                                            June 30, 2006

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Rydex Series Funds --
   Europe Advantage Fund                                                   14.9%
Rydex Series Funds --
   Japan Advantage Fund                                                    10.7%
Rydex Series Funds --
   Absolute Return Strategies Fund                                          8.8%
Rydex Series Funds --
   Government Long Bond
   Advantage Fund                                                           8.7%
Rydex Series Funds -- Nova Fund                                             7.3%
Rydex Series Funds --
   Commodities Fund                                                         6.5%
Rydex Series Funds --
   Real Estate Fund                                                         6.5%
Rydex Series Funds --
   Large-Cap Value Fund                                                     6.4%
Rydex Series Funds -- OTC Fund                                              5.8%
Rydex Series Funds --
   Mid-Cap Value Fund                                                       4.2%
--------------------------------------------------------------------------------
Grand Total                                                                79.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO MODERATE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              ESSENTIAL PORTFOLIO
                 MODERATE FUND                          ESSENTIAL PORTFOLIO
   DATE             C-CLASS           S&P 500 INDEX      MODERATE BENCHMARK

 6/30/2006          $ 10,000            $ 10,000              $ 10,000
  7/1/2006          $ 10,000            $ 10,000              $ 10,000
  7/2/2006          $ 10,000            $ 10,000              $ 10,000
  7/3/2006          $ 10,060            $ 10,080              $ 10,047
  7/4/2006          $ 10,060            $ 10,080              $ 10,047
  7/5/2006          $  9,940            $ 10,008              $  9,991
  7/6/2006          $  9,990            $ 10,035              $ 10,015
  7/7/2006          $  9,950            $  9,968              $  9,986
  7/8/2006          $  9,950            $  9,968              $  9,986
  7/9/2006          $  9,950            $  9,968              $  9,986
 7/10/2006          $  9,970            $  9,982              $  9,997
 7/11/2006          $ 10,020            $ 10,024              $ 10,027
 7/12/2006          $  9,900            $  9,915              $  9,963
 7/13/2006          $  9,810            $  9,787              $  9,890
 7/14/2006          $  9,750            $  9,739              $  9,863
 7/15/2006          $  9,750            $  9,739              $  9,863
 7/16/2006          $  9,750            $  9,739              $  9,863
 7/17/2006          $  9,690            $  9,726              $  9,855
 7/18/2006          $  9,660            $  9,744              $  9,856
 7/19/2006          $  9,840            $  9,926              $  9,982
 7/20/2006          $  9,750            $  9,842              $  9,939
 7/21/2006          $  9,700            $  9,773              $  9,895
 7/22/2006          $  9,700            $  9,773              $  9,895
 7/23/2006          $  9,700            $  9,773              $  9,895
 7/24/2006          $  9,850            $  9,935              $  9,996
 7/25/2006          $  9,880            $  9,998              $ 10,030
 7/26/2006          $  9,890            $  9,994              $ 10,035
 7/27/2006          $  9,880            $  9,955              $ 10,013
 7/28/2006          $ 10,010            $ 10,076              $ 10,099
 7/29/2006          $ 10,010            $ 10,076              $ 10,099
 7/30/2006          $ 10,010            $ 10,076              $ 10,099
 7/31/2006          $ 10,030            $ 10,062              $ 10,093
  8/1/2006          $  9,970            $ 10,016              $ 10,068
  8/2/2006          $ 10,040            $ 10,078              $ 10,109
  8/3/2006          $ 10,030            $ 10,095              $ 10,120
  8/4/2006          $ 10,040            $ 10,088              $ 10,127
  8/5/2006          $ 10,040            $ 10,088              $ 10,127
  8/6/2006          $ 10,040            $ 10,088              $ 10,127
  8/7/2006          $ 10,000            $ 10,060              $ 10,108
  8/8/2006          $  9,960            $ 10,027              $ 10,090
  8/9/2006          $  9,950            $  9,986              $ 10,065
 8/10/2006          $  9,950            $ 10,034              $ 10,093
 8/11/2006          $  9,880            $  9,995              $ 10,062
 8/12/2006          $  9,880            $  9,995              $ 10,062
 8/13/2006          $  9,880            $  9,995              $ 10,062
 8/14/2006          $  9,880            $ 10,008              $ 10,065
 8/15/2006          $ 10,030            $ 10,146              $ 10,163
 8/16/2006          $ 10,120            $ 10,226              $ 10,224
 8/17/2006          $ 10,090            $ 10,242              $ 10,234
 8/18/2006          $ 10,120            $ 10,281              $ 10,264
 8/19/2006          $ 10,120            $ 10,281              $ 10,264
 8/20/2006          $ 10,120            $ 10,281              $ 10,264
 8/21/2006          $ 10,110            $ 10,243              $ 10,245
 8/22/2006          $ 10,120            $ 10,253              $ 10,253
 8/23/2006          $ 10,060            $ 10,208              $ 10,225
 8/24/2006          $ 10,070            $ 10,232              $ 10,241
 8/25/2006          $ 10,070            $ 10,226              $ 10,240
 8/26/2006          $ 10,070            $ 10,226              $ 10,240
 8/27/2006          $ 10,070            $ 10,226              $ 10,240
 8/28/2006          $ 10,070            $ 10,279              $ 10,272
 8/29/2006          $ 10,110            $ 10,300              $ 10,287
 8/30/2006          $ 10,120            $ 10,304              $ 10,294
 8/31/2006          $ 10,130            $ 10,301              $ 10,299
  9/1/2006          $ 10,170            $ 10,358              $ 10,336
  9/2/2006          $ 10,170            $ 10,358              $ 10,336
  9/3/2006          $ 10,170            $ 10,358              $ 10,336
  9/4/2006          $ 10,170            $ 10,358              $ 10,336
  9/5/2006          $ 10,180            $ 10,376              $ 10,341
  9/6/2006          $ 10,050            $ 10,275              $ 10,278
  9/7/2006          $  9,990            $ 10,226              $ 10,251
  9/8/2006          $ 10,000            $ 10,265              $ 10,279
  9/9/2006          $ 10,000            $ 10,265              $ 10,279
 9/10/2006          $ 10,000            $ 10,265              $ 10,279
 9/11/2006          $  9,960            $ 10,271              $ 10,278
 9/12/2006          $ 10,050            $ 10,378              $ 10,349
 9/13/2006          $ 10,060            $ 10,420              $ 10,375
 9/14/2006          $ 10,020            $ 10,407              $ 10,363
 9/15/2006          $ 10,020            $ 10,435              $ 10,378
 9/16/2006          $ 10,020            $ 10,435              $ 10,378
 9/17/2006          $ 10,020            $ 10,435              $ 10,378
 9/18/2006          $ 10,030            $ 10,445              $ 10,383
 9/19/2006          $  9,990            $ 10,423              $ 10,384
 9/20/2006          $ 10,030            $ 10,477              $ 10,419
 9/21/2006          $ 10,050            $ 10,423              $ 10,403
 9/22/2006          $ 10,010            $ 10,397              $ 10,396
 9/23/2006          $ 10,010            $ 10,397              $ 10,396
 9/24/2006          $ 10,010            $ 10,397              $ 10,396
 9/25/2006          $ 10,080            $ 10,489              $ 10,460
 9/26/2006          $ 10,110            $ 10,568              $ 10,502
 9/27/2006          $ 10,140            $ 10,572              $ 10,503
 9/28/2006          $ 10,150            $ 10,593              $ 10,511
 9/29/2006          $ 10,120            $ 10,567              $ 10,495
 9/30/2006          $ 10,120            $ 10,567              $ 10,495
 10/1/2006          $ 10,120            $ 10,567              $ 10,495
 10/2/2006          $ 10,110            $ 10,531              $ 10,477
 10/3/2006          $ 10,090            $ 10,553              $ 10,493
 10/4/2006          $ 10,230            $ 10,683              $ 10,581
 10/5/2006          $ 10,260            $ 10,710              $ 10,589
 10/6/2006          $ 10,190            $ 10,681              $ 10,555
 10/7/2006          $ 10,190            $ 10,681              $ 10,555
 10/8/2006          $ 10,190            $ 10,681              $ 10,555
 10/9/2006          $ 10,200            $ 10,689              $ 10,560
10/10/2006          $ 10,200            $ 10,712              $ 10,564
10/11/2006          $ 10,170            $ 10,685              $ 10,542
10/12/2006          $ 10,270            $ 10,787              $ 10,605
10/13/2006          $ 10,290            $ 10,809              $ 10,615
10/14/2006          $ 10,290            $ 10,809              $ 10,615
10/15/2006          $ 10,290            $ 10,809              $ 10,615
10/16/2006          $ 10,340            $ 10,837              $ 10,637
10/17/2006          $ 10,280            $ 10,797              $ 10,618
10/18/2006          $ 10,300            $ 10,813              $ 10,630
10/19/2006          $ 10,340            $ 10,821              $ 10,632
10/20/2006          $ 10,330            $ 10,835              $ 10,641
10/21/2006          $ 10,330            $ 10,835              $ 10,641
10/22/2006          $ 10,330            $ 10,835              $ 10,641
10/23/2006          $ 10,360            $ 10,901              $ 10,674
10/24/2006          $ 10,360            $ 10,904              $ 10,676
10/25/2006          $ 10,440            $ 10,943              $ 10,709
10/26/2006          $ 10,510            $ 10,997              $ 10,753
10/27/2006          $ 10,420            $ 10,906              $ 10,708
10/28/2006          $ 10,420            $ 10,906              $ 10,708
10/29/2006          $ 10,420            $ 10,906              $ 10,708
10/30/2006          $ 10,420            $ 10,911              $ 10,714
10/31/2006          $ 10,430            $ 10,911              $ 10,727
 11/1/2006          $ 10,390            $ 10,832              $ 10,690
 11/2/2006          $ 10,360            $ 10,831              $ 10,685
 11/3/2006          $ 10,330            $ 10,808              $ 10,649
 11/4/2006          $ 10,330            $ 10,808              $ 10,649
 11/5/2006          $ 10,330            $ 10,808              $ 10,649
 11/6/2006          $ 10,450            $ 10,931              $ 10,726
 11/7/2006          $ 10,460            $ 10,955              $ 10,750
 11/8/2006          $ 10,490            $ 10,981              $ 10,771
 11/9/2006          $ 10,450            $ 10,925              $ 10,739
11/10/2006          $ 10,470            $ 10,945              $ 10,759
11/11/2006          $ 10,470            $ 10,945              $ 10,759
11/12/2006          $ 10,470            $ 10,945              $ 10,759
11/13/2006          $ 10,460            $ 10,975              $ 10,775
11/14/2006          $ 10,560            $ 11,046              $ 10,825
11/15/2006          $ 10,580            $ 11,076              $ 10,833
11/16/2006          $ 10,540            $ 11,101              $ 10,843
11/17/2006          $ 10,530            $ 11,113              $ 10,862
11/18/2006          $ 10,530            $ 11,113              $ 10,862
11/19/2006          $ 10,530            $ 11,113              $ 10,862
11/20/2006          $ 10,530            $ 11,107              $ 10,862
11/21/2006          $ 10,590            $ 11,126              $ 10,877
11/22/2006          $ 10,620            $ 11,153              $ 10,894
11/23/2006          $ 10,620            $ 11,153              $ 10,894
11/24/2006          $ 10,610            $ 11,114              $ 10,876
11/25/2006          $ 10,610            $ 11,114              $ 10,876
11/26/2006          $ 10,610            $ 11,114              $ 10,876
11/27/2006          $ 10,490            $ 10,963              $ 10,791
11/28/2006          $ 10,560            $ 11,003              $ 10,821
11/29/2006          $ 10,670            $ 11,109              $ 10,882
11/30/2006          $ 10,720            $ 11,118              $ 10,900
 12/1/2006          $ 10,690            $ 11,087              $ 10,891
 12/2/2006          $ 10,690            $ 11,087              $ 10,891
 12/3/2006          $ 10,690            $ 11,087              $ 10,891
 12/4/2006          $ 10,780            $ 11,186              $ 10,951
 12/5/2006          $ 10,800            $ 11,231              $ 10,978
 12/6/2006          $ 10,770            $ 11,219              $ 10,963
 12/7/2006          $ 10,750            $ 11,175              $ 10,935
 12/8/2006          $ 10,720            $ 11,195              $ 10,934
 12/9/2006          $ 10,720            $ 11,195              $ 10,934
12/10/2006          $ 10,720            $ 11,195              $ 10,934
12/11/2006          $ 10,760            $ 11,221              $ 10,957
12/12/2006          $ 10,750            $ 11,210              $ 10,958
12/13/2006          $ 10,750            $ 11,225              $ 10,951
12/14/2006          $ 10,810            $ 11,323              $ 11,005
12/15/2006          $ 10,790            $ 11,336              $ 11,013
12/16/2006          $ 10,790            $ 11,336              $ 11,013
12/17/2006          $ 10,790            $ 11,336              $ 11,013
12/18/2006          $ 10,720            $ 11,299              $ 10,993
12/19/2006          $ 10,740            $ 11,324              $ 11,007
12/20/2006          $ 10,740            $ 11,308              $ 10,999
12/21/2006          $ 10,720            $ 11,270              $ 10,986
12/22/2006          $ 10,658            $ 11,211              $ 10,939
12/23/2006          $ 10,658            $ 11,211              $ 10,939
12/24/2006          $ 10,658            $ 11,211              $ 10,939
12/25/2006          $ 10,658            $ 11,211              $ 10,939
12/26/2006          $ 10,700            $ 11,260              $ 10,974
12/27/2006          $ 10,762            $ 11,341              $ 11,012
12/28/2006          $ 10,752            $ 11,325              $ 10,997
12/29/2006          $ 10,710            $ 11,274              $ 10,967
12/30/2006          $ 10,710            $ 11,274              $ 10,967
12/31/2006          $ 10,710            $ 11,274              $ 10,967
  1/1/2007          $ 10,710            $ 11,274              $ 10,967
  1/2/2007          $ 10,710            $ 11,274              $ 10,967
  1/3/2007          $ 10,731            $ 11,263              $ 10,973
  1/4/2007          $ 10,752            $ 11,277              $ 10,992
  1/5/2007          $ 10,617            $ 11,208              $ 10,947
  1/6/2007          $ 10,617            $ 11,208              $ 10,947
  1/7/2007          $ 10,617            $ 11,208              $ 10,947
  1/8/2007          $ 10,637            $ 11,237              $ 10,963
  1/9/2007          $ 10,648            $ 11,231              $ 10,960
 1/10/2007          $ 10,606            $ 11,254              $ 10,968
 1/11/2007          $ 10,669            $ 11,325              $ 11,001
 1/12/2007          $ 10,742            $ 11,380              $ 11,027
 1/13/2007          $ 10,742            $ 11,380              $ 11,027
 1/14/2007          $ 10,742            $ 11,380              $ 11,027
 1/15/2007          $ 10,742            $ 11,380              $ 11,027
 1/16/2007          $ 10,731            $ 11,390              $ 11,038
 1/17/2007          $ 10,721            $ 11,380              $ 11,026
 1/18/2007          $ 10,669            $ 11,347              $ 11,014
 1/19/2007          $ 10,742            $ 11,380              $ 11,030
 1/20/2007          $ 10,742            $ 11,380              $ 11,030
 1/21/2007          $ 10,742            $ 11,380              $ 11,030
 1/22/2007          $ 10,689            $ 11,320              $ 11,000
 1/23/2007          $ 10,752            $ 11,360              $ 11,016
 1/24/2007          $ 10,856            $ 11,457              $ 11,072
 1/25/2007          $ 10,710            $ 11,328              $ 10,985
 1/26/2007          $ 10,721            $ 11,314              $ 10,975
 1/27/2007          $ 10,721            $ 11,314              $ 10,975
 1/28/2007          $ 10,721            $ 11,314              $ 10,975
 1/29/2007          $ 10,721            $ 11,303              $ 10,967
 1/30/2007          $ 10,804            $ 11,369              $ 11,009
 1/31/2007          $ 10,877            $ 11,445              $ 11,065
  2/1/2007          $ 10,939            $ 11,509              $ 11,101
  2/2/2007          $ 10,950            $ 11,528              $ 11,117
  2/3/2007          $ 10,950            $ 11,528              $ 11,117
  2/4/2007          $ 10,950            $ 11,528              $ 11,117
  2/5/2007          $ 10,929            $ 11,518              $ 11,119
  2/6/2007          $ 10,991            $ 11,526              $ 11,132
  2/7/2007          $ 11,023            $ 11,547              $ 11,149
  2/8/2007          $ 11,002            $ 11,534              $ 11,143
  2/9/2007          $ 10,939            $ 11,453              $ 11,085
 2/10/2007          $ 10,939            $ 11,453              $ 11,085
 2/11/2007          $ 10,939            $ 11,453              $ 11,085
 2/12/2007          $ 10,866            $ 11,416              $ 11,061
 2/13/2007          $ 11,012            $ 11,505              $ 11,111
 2/14/2007          $ 11,085            $ 11,595              $ 11,183
 2/15/2007          $ 11,127            $ 11,609              $ 11,196
 2/16/2007          $ 11,127            $ 11,599              $ 11,192
 2/17/2007          $ 11,127            $ 11,599              $ 11,192
 2/18/2007          $ 11,127            $ 11,599              $ 11,192
 2/19/2007          $ 11,127            $ 11,599              $ 11,192
 2/20/2007          $ 11,168            $ 11,632              $ 11,217
 2/21/2007          $ 11,147            $ 11,616              $ 11,206
 2/22/2007          $ 11,147            $ 11,609              $ 11,195
 2/23/2007          $ 11,158            $ 11,569              $ 11,182
 2/24/2007          $ 11,158            $ 11,569              $ 11,182
 2/25/2007          $ 11,158            $ 11,569              $ 11,182
 2/26/2007          $ 11,179            $ 11,556              $ 11,184
 2/27/2007          $ 10,825            $ 11,156              $ 10,973
 2/28/2007          $ 10,866            $ 11,221              $ 11,004
  3/1/2007          $ 10,814            $ 11,192              $ 10,987
  3/2/2007          $ 10,669            $ 11,064              $ 10,918
  3/3/2007          $ 10,669            $ 11,064              $ 10,918
  3/4/2007          $ 10,669            $ 11,064              $ 10,918
  3/5/2007          $ 10,502            $ 10,961              $ 10,856
  3/6/2007          $ 10,721            $ 11,131              $ 10,958
  3/7/2007          $ 10,710            $ 11,107              $ 10,950
  3/8/2007          $ 10,794            $ 11,187              $ 10,997
  3/9/2007          $ 10,794            $ 11,194              $ 10,987
 3/10/2007          $ 10,794            $ 11,194              $ 10,987
 3/11/2007          $ 10,794            $ 11,194              $ 10,987
 3/12/2007          $ 10,825            $ 11,225              $ 11,013
 3/13/2007          $ 10,617            $ 10,999              $ 10,891
 3/14/2007          $ 10,627            $ 11,073              $ 10,930
 3/15/2007          $ 10,689            $ 11,115              $ 10,953
 3/16/2007          $ 10,658            $ 11,072              $ 10,926
 3/17/2007          $ 10,658            $ 11,072              $ 10,926
 3/18/2007          $ 10,658            $ 11,072              $ 10,926
 3/19/2007          $ 10,762            $ 11,193              $ 10,996
 3/20/2007          $ 10,846            $ 11,264              $ 11,042
 3/21/2007          $ 11,012            $ 11,457              $ 11,164
 3/22/2007          $ 11,012            $ 11,452              $ 11,150
 3/23/2007          $ 11,033            $ 11,465              $ 11,152
 3/24/2007          $ 11,033            $ 11,465              $ 11,152
 3/25/2007          $ 11,033            $ 11,465              $ 11,152
 3/26/2007          $ 11,023            $ 11,476              $ 11,165
 3/27/2007          $ 10,971            $ 11,405              $ 11,120
 3/28/2007          $ 10,887            $ 11,317              $ 11,067
 3/29/2007          $ 10,950            $ 11,360              $ 11,090
 3/30/2007          $ 10,929            $ 11,346              $ 11,080
 3/31/2007          $ 10,929            $ 11,346              $ 11,080

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              ESSENTIAL PORTFOLIO
                 MODERATE FUND                          ESSENTIAL PORTFOLIO
   DATE             H-CLASS           S&P 500 INDEX      MODERATE BENCHMARK

 6/30/2006          $ 10,000            $ 10,000              $ 10,000
  7/1/2006          $ 10,000            $ 10,000              $ 10,000
  7/2/2006          $ 10,000            $ 10,000              $ 10,000
  7/3/2006          $ 10,060            $ 10,080              $ 10,047
  7/4/2006          $ 10,060            $ 10,080              $ 10,047
  7/5/2006          $  9,940            $ 10,008              $  9,991
  7/6/2006          $  9,990            $ 10,035              $ 10,015
  7/7/2006          $  9,950            $  9,968              $  9,986
  7/8/2006          $  9,950            $  9,968              $  9,986
  7/9/2006          $  9,950            $  9,968              $  9,986
 7/10/2006          $  9,970            $  9,982              $  9,997
 7/11/2006          $ 10,010            $ 10,024              $ 10,027
 7/12/2006          $  9,900            $  9,915              $  9,963
 7/13/2006          $  9,810            $  9,787              $  9,890
 7/14/2006          $  9,750            $  9,739              $  9,863
 7/15/2006          $  9,750            $  9,739              $  9,863
 7/16/2006          $  9,750            $  9,739              $  9,863
 7/17/2006          $  9,690            $  9,726              $  9,855
 7/18/2006          $  9,660            $  9,744              $  9,856
 7/19/2006          $  9,840            $  9,926              $  9,982
 7/20/2006          $  9,750            $  9,842              $  9,939
 7/21/2006          $  9,700            $  9,773              $  9,895
 7/22/2006          $  9,700            $  9,773              $  9,895
 7/23/2006          $  9,700            $  9,773              $  9,895
 7/24/2006          $  9,850            $  9,935              $  9,996
 7/25/2006          $  9,880            $  9,998              $ 10,030
 7/26/2006          $  9,890            $  9,994              $ 10,035
 7/27/2006          $  9,880            $  9,955              $ 10,013
 7/28/2006          $ 10,020            $ 10,076              $ 10,099
 7/29/2006          $ 10,020            $ 10,076              $ 10,099
 7/30/2006          $ 10,020            $ 10,076              $ 10,099
 7/31/2006          $ 10,030            $ 10,062              $ 10,093
  8/1/2006          $  9,970            $ 10,016              $ 10,068
  8/2/2006          $ 10,040            $ 10,078              $ 10,109
  8/3/2006          $ 10,030            $ 10,095              $ 10,120
  8/4/2006          $ 10,040            $ 10,088              $ 10,127
  8/5/2006          $ 10,040            $ 10,088              $ 10,127
  8/6/2006          $ 10,040            $ 10,088              $ 10,127
  8/7/2006          $ 10,010            $ 10,060              $ 10,108
  8/8/2006          $  9,970            $ 10,027              $ 10,090
  8/9/2006          $  9,960            $  9,986              $ 10,065
 8/10/2006          $  9,950            $ 10,034              $ 10,093
 8/11/2006          $  9,890            $  9,995              $ 10,062
 8/12/2006          $  9,890            $  9,995              $ 10,062
 8/13/2006          $  9,890            $  9,995              $ 10,062
 8/14/2006          $  9,890            $ 10,008              $ 10,065
 8/15/2006          $ 10,040            $ 10,146              $ 10,163
 8/16/2006          $ 10,120            $ 10,226              $ 10,224
 8/17/2006          $ 10,100            $ 10,242              $ 10,234
 8/18/2006          $ 10,130            $ 10,281              $ 10,264
 8/19/2006          $ 10,130            $ 10,281              $ 10,264
 8/20/2006          $ 10,130            $ 10,281              $ 10,264
 8/21/2006          $ 10,120            $ 10,243              $ 10,245
 8/22/2006          $ 10,120            $ 10,253              $ 10,253
 8/23/2006          $ 10,060            $ 10,208              $ 10,225
 8/24/2006          $ 10,080            $ 10,232              $ 10,241
 8/25/2006          $ 10,080            $ 10,226              $ 10,240
 8/26/2006          $ 10,080            $ 10,226              $ 10,240
 8/27/2006          $ 10,080            $ 10,226              $ 10,240
 8/28/2006          $ 10,080            $ 10,279              $ 10,272
 8/29/2006          $ 10,120            $ 10,300              $ 10,287
 8/30/2006          $ 10,130            $ 10,304              $ 10,294
 8/31/2006          $ 10,140            $ 10,301              $ 10,299
  9/1/2006          $ 10,180            $ 10,358              $ 10,336
  9/2/2006          $ 10,180            $ 10,358              $ 10,336
  9/3/2006          $ 10,180            $ 10,358              $ 10,336
  9/4/2006          $ 10,180            $ 10,358              $ 10,336
  9/5/2006          $ 10,190            $ 10,376              $ 10,341
  9/6/2006          $ 10,060            $ 10,275              $ 10,278
  9/7/2006          $ 10,010            $ 10,226              $ 10,251
  9/8/2006          $ 10,010            $ 10,265              $ 10,279
  9/9/2006          $ 10,010            $ 10,265              $ 10,279
 9/10/2006          $ 10,010            $ 10,265              $ 10,279
 9/11/2006          $  9,970            $ 10,271              $ 10,278
 9/12/2006          $ 10,060            $ 10,378              $ 10,349
 9/13/2006          $ 10,070            $ 10,420              $ 10,375
 9/14/2006          $ 10,030            $ 10,407              $ 10,363
 9/15/2006          $ 10,030            $ 10,435              $ 10,378
 9/16/2006          $ 10,030            $ 10,435              $ 10,378
 9/17/2006          $ 10,030            $ 10,435              $ 10,378
 9/18/2006          $ 10,050            $ 10,445              $ 10,383
 9/19/2006          $ 10,010            $ 10,423              $ 10,384
 9/20/2006          $ 10,050            $ 10,477              $ 10,419
 9/21/2006          $ 10,070            $ 10,423              $ 10,403
 9/22/2006          $ 10,020            $ 10,397              $ 10,396
 9/23/2006          $ 10,020            $ 10,397              $ 10,396
 9/24/2006          $ 10,020            $ 10,397              $ 10,396
 9/25/2006          $ 10,100            $ 10,489              $ 10,460
 9/26/2006          $ 10,120            $ 10,568              $ 10,502
 9/27/2006          $ 10,160            $ 10,572              $ 10,503
 9/28/2006          $ 10,170            $ 10,593              $ 10,511
 9/29/2006          $ 10,140            $ 10,567              $ 10,495
 9/30/2006          $ 10,140            $ 10,567              $ 10,495
 10/1/2006          $ 10,140            $ 10,567              $ 10,495
 10/2/2006          $ 10,130            $ 10,531              $ 10,477
 10/3/2006          $ 10,110            $ 10,553              $ 10,493
 10/4/2006          $ 10,250            $ 10,683              $ 10,581
 10/5/2006          $ 10,270            $ 10,710              $ 10,589
 10/6/2006          $ 10,210            $ 10,681              $ 10,555
 10/7/2006          $ 10,210            $ 10,681              $ 10,555
 10/8/2006          $ 10,210            $ 10,681              $ 10,555
 10/9/2006          $ 10,220            $ 10,689              $ 10,560
10/10/2006          $ 10,220            $ 10,712              $ 10,564
10/11/2006          $ 10,190            $ 10,685              $ 10,542
10/12/2006          $ 10,290            $ 10,787              $ 10,605
10/13/2006          $ 10,310            $ 10,809              $ 10,615
10/14/2006          $ 10,310            $ 10,809              $ 10,615
10/15/2006          $ 10,310            $ 10,809              $ 10,615
10/16/2006          $ 10,360            $ 10,837              $ 10,637
10/17/2006          $ 10,300            $ 10,797              $ 10,618
10/18/2006          $ 10,320            $ 10,813              $ 10,630
10/19/2006          $ 10,360            $ 10,821              $ 10,632
10/20/2006          $ 10,350            $ 10,835              $ 10,641
10/21/2006          $ 10,350            $ 10,835              $ 10,641
10/22/2006          $ 10,350            $ 10,835              $ 10,641
10/23/2006          $ 10,380            $ 10,901              $ 10,674
10/24/2006          $ 10,380            $ 10,904              $ 10,676
10/25/2006          $ 10,460            $ 10,943              $ 10,709
10/26/2006          $ 10,530            $ 10,997              $ 10,753
10/27/2006          $ 10,440            $ 10,906              $ 10,708
10/28/2006          $ 10,440            $ 10,906              $ 10,708
10/29/2006          $ 10,440            $ 10,906              $ 10,708
10/30/2006          $ 10,440            $ 10,911              $ 10,714
10/31/2006          $ 10,460            $ 10,911              $ 10,727
 11/1/2006          $ 10,410            $ 10,832              $ 10,690
 11/2/2006          $ 10,390            $ 10,831              $ 10,685
 11/3/2006          $ 10,350            $ 10,808              $ 10,649
 11/4/2006          $ 10,350            $ 10,808              $ 10,649
 11/5/2006          $ 10,350            $ 10,808              $ 10,649
 11/6/2006          $ 10,470            $ 10,931              $ 10,726
 11/7/2006          $ 10,490            $ 10,955              $ 10,750
 11/8/2006          $ 10,520            $ 10,981              $ 10,771
 11/9/2006          $ 10,470            $ 10,925              $ 10,739
11/10/2006          $ 10,500            $ 10,945              $ 10,759
11/11/2006          $ 10,500            $ 10,945              $ 10,759
11/12/2006          $ 10,500            $ 10,945              $ 10,759
11/13/2006          $ 10,490            $ 10,975              $ 10,775
11/14/2006          $ 10,590            $ 11,046              $ 10,825
11/15/2006          $ 10,600            $ 11,076              $ 10,833
11/16/2006          $ 10,560            $ 11,101              $ 10,843
11/17/2006          $ 10,560            $ 11,113              $ 10,862
11/18/2006          $ 10,560            $ 11,113              $ 10,862
11/19/2006          $ 10,560            $ 11,113              $ 10,862
11/20/2006          $ 10,560            $ 11,107              $ 10,862
11/21/2006          $ 10,620            $ 11,126              $ 10,877
11/22/2006          $ 10,650            $ 11,153              $ 10,894
11/23/2006          $ 10,650            $ 11,153              $ 10,894
11/24/2006          $ 10,640            $ 11,114              $ 10,876
11/25/2006          $ 10,640            $ 11,114              $ 10,876
11/26/2006          $ 10,640            $ 11,114              $ 10,876
11/27/2006          $ 10,520            $ 10,963              $ 10,791
11/28/2006          $ 10,590            $ 11,003              $ 10,821
11/29/2006          $ 10,700            $ 11,109              $ 10,882
11/30/2006          $ 10,750            $ 11,118              $ 10,900
 12/1/2006          $ 10,720            $ 11,087              $ 10,891
 12/2/2006          $ 10,720            $ 11,087              $ 10,891
 12/3/2006          $ 10,720            $ 11,087              $ 10,891
 12/4/2006          $ 10,810            $ 11,186              $ 10,951
 12/5/2006          $ 10,830            $ 11,231              $ 10,978
 12/6/2006          $ 10,800            $ 11,219              $ 10,963
 12/7/2006          $ 10,780            $ 11,175              $ 10,935
 12/8/2006          $ 10,750            $ 11,195              $ 10,934
 12/9/2006          $ 10,750            $ 11,195              $ 10,934
12/10/2006          $ 10,750            $ 11,195              $ 10,934
12/11/2006          $ 10,790            $ 11,221              $ 10,957
12/12/2006          $ 10,790            $ 11,210              $ 10,958
12/13/2006          $ 10,780            $ 11,225              $ 10,951
12/14/2006          $ 10,840            $ 11,323              $ 11,005
12/15/2006          $ 10,830            $ 11,336              $ 11,013
12/16/2006          $ 10,830            $ 11,336              $ 11,013
12/17/2006          $ 10,830            $ 11,336              $ 11,013
12/18/2006          $ 10,760            $ 11,299              $ 10,993
12/19/2006          $ 10,770            $ 11,324              $ 11,007
12/20/2006          $ 10,780            $ 11,308              $ 10,999
12/21/2006          $ 10,750            $ 11,270              $ 10,986
12/22/2006          $ 10,698            $ 11,211              $ 10,939
12/23/2006          $ 10,698            $ 11,211              $ 10,939
12/24/2006          $ 10,698            $ 11,211              $ 10,939
12/25/2006          $ 10,698            $ 11,211              $ 10,939
12/26/2006          $ 10,740            $ 11,260              $ 10,974
12/27/2006          $ 10,802            $ 11,341              $ 11,012
12/28/2006          $ 10,792            $ 11,325              $ 10,997
12/29/2006          $ 10,750            $ 11,274              $ 10,967
12/30/2006          $ 10,750            $ 11,274              $ 10,967
12/31/2006          $ 10,750            $ 11,274              $ 10,967
  1/1/2007          $ 10,750            $ 11,274              $ 10,967
  1/2/2007          $ 10,750            $ 11,274              $ 10,967
  1/3/2007          $ 10,771            $ 11,263              $ 10,973
  1/4/2007          $ 10,792            $ 11,277              $ 10,992
  1/5/2007          $ 10,657            $ 11,208              $ 10,947
  1/6/2007          $ 10,657            $ 11,208              $ 10,947
  1/7/2007          $ 10,657            $ 11,208              $ 10,947
  1/8/2007          $ 10,677            $ 11,237              $ 10,963
  1/9/2007          $ 10,688            $ 11,231              $ 10,960
 1/10/2007          $ 10,646            $ 11,254              $ 10,968
 1/11/2007          $ 10,709            $ 11,325              $ 11,001
 1/12/2007          $ 10,782            $ 11,380              $ 11,027
 1/13/2007          $ 10,782            $ 11,380              $ 11,027
 1/14/2007          $ 10,782            $ 11,380              $ 11,027
 1/15/2007          $ 10,782            $ 11,380              $ 11,027
 1/16/2007          $ 10,782            $ 11,390              $ 11,038
 1/17/2007          $ 10,761            $ 11,380              $ 11,026
 1/18/2007          $ 10,709            $ 11,347              $ 11,014
 1/19/2007          $ 10,792            $ 11,380              $ 11,030
 1/20/2007          $ 10,792            $ 11,380              $ 11,030
 1/21/2007          $ 10,792            $ 11,380              $ 11,030
 1/22/2007          $ 10,740            $ 11,320              $ 11,000
 1/23/2007          $ 10,792            $ 11,360              $ 11,016
 1/24/2007          $ 10,896            $ 11,457              $ 11,072
 1/25/2007          $ 10,750            $ 11,328              $ 10,985
 1/26/2007          $ 10,771            $ 11,314              $ 10,975
 1/27/2007          $ 10,771            $ 11,314              $ 10,975
 1/28/2007          $ 10,771            $ 11,314              $ 10,975
 1/29/2007          $ 10,761            $ 11,303              $ 10,967
 1/30/2007          $ 10,844            $ 11,369              $ 11,009
 1/31/2007          $ 10,917            $ 11,445              $ 11,065
  2/1/2007          $ 10,979            $ 11,509              $ 11,101
  2/2/2007          $ 10,990            $ 11,528              $ 11,117
  2/3/2007          $ 10,990            $ 11,528              $ 11,117
  2/4/2007          $ 10,990            $ 11,528              $ 11,117
  2/5/2007          $ 10,979            $ 11,518              $ 11,119
  2/6/2007          $ 11,042            $ 11,526              $ 11,132
  2/7/2007          $ 11,073            $ 11,547              $ 11,149
  2/8/2007          $ 11,052            $ 11,534              $ 11,143
  2/9/2007          $ 10,979            $ 11,453              $ 11,085
 2/10/2007          $ 10,979            $ 11,453              $ 11,085
 2/11/2007          $ 10,979            $ 11,453              $ 11,085
 2/12/2007          $ 10,917            $ 11,416              $ 11,061
 2/13/2007          $ 11,062            $ 11,505              $ 11,111
 2/14/2007          $ 11,135            $ 11,595              $ 11,183
 2/15/2007          $ 11,177            $ 11,609              $ 11,196
 2/16/2007          $ 11,177            $ 11,599              $ 11,192
 2/17/2007          $ 11,177            $ 11,599              $ 11,192
 2/18/2007          $ 11,177            $ 11,599              $ 11,192
 2/19/2007          $ 11,177            $ 11,599              $ 11,192
 2/20/2007          $ 11,219            $ 11,632              $ 11,217
 2/21/2007          $ 11,198            $ 11,616              $ 11,206
 2/22/2007          $ 11,198            $ 11,609              $ 11,195
 2/23/2007          $ 11,219            $ 11,569              $ 11,182
 2/24/2007          $ 11,219            $ 11,569              $ 11,182
 2/25/2007          $ 11,219            $ 11,569              $ 11,182
 2/26/2007          $ 11,229            $ 11,556              $ 11,184
 2/27/2007          $ 10,886            $ 11,156              $ 10,973
 2/28/2007          $ 10,917            $ 11,221              $ 11,004
  3/1/2007          $ 10,865            $ 11,192              $ 10,987
  3/2/2007          $ 10,719            $ 11,064              $ 10,918
  3/3/2007          $ 10,719            $ 11,064              $ 10,918
  3/4/2007          $ 10,719            $ 11,064              $ 10,918
  3/5/2007          $ 10,553            $ 10,961              $ 10,856
  3/6/2007          $ 10,771            $ 11,131              $ 10,958
  3/7/2007          $ 10,761            $ 11,107              $ 10,950
  3/8/2007          $ 10,844            $ 11,187              $ 10,997
  3/9/2007          $ 10,844            $ 11,194              $ 10,987
 3/10/2007          $ 10,844            $ 11,194              $ 10,987
 3/11/2007          $ 10,844            $ 11,194              $ 10,987
 3/12/2007          $ 10,875            $ 11,225              $ 11,013
 3/13/2007          $ 10,667            $ 10,999              $ 10,891
 3/14/2007          $ 10,688            $ 11,073              $ 10,930
 3/15/2007          $ 10,740            $ 11,115              $ 10,953
 3/16/2007          $ 10,709            $ 11,072              $ 10,926
 3/17/2007          $ 10,709            $ 11,072              $ 10,926
 3/18/2007          $ 10,709            $ 11,072              $ 10,926
 3/19/2007          $ 10,823            $ 11,193              $ 10,996
 3/20/2007          $ 10,906            $ 11,264              $ 11,042
 3/21/2007          $ 11,073            $ 11,457              $ 11,164
 3/22/2007          $ 11,073            $ 11,452              $ 11,150
 3/23/2007          $ 11,094            $ 11,465              $ 11,152
 3/24/2007          $ 11,094            $ 11,465              $ 11,152
 3/25/2007          $ 11,094            $ 11,465              $ 11,152
 3/26/2007          $ 11,083            $ 11,476              $ 11,165
 3/27/2007          $ 11,021            $ 11,405              $ 11,120
 3/28/2007          $ 10,948            $ 11,317              $ 11,067
 3/29/2007          $ 11,000            $ 11,360              $ 11,090
 3/30/2007          $ 10,990            $ 11,346              $ 11,080
 3/31/2007          $ 10,990            $ 11,346              $ 11,080

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                                  A-CLASS                               C-CLASS                    H-CLASS
                                                (06/30/06)                            (06/30/06)                  (06/30/06)
-------------------------------------------------------------------------------------------------------------------------------
                                    SINCE INCEPTION   SINCE INCEPTION*   SINCE INCEPTION   SINCE INCEPTION**   SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO MODERATE FUND         9.90%              4.66%             9.29%              8.29%              9.90%
S&P 500 INDEX                            13.46%             13.46%            13.46%             13.46%             13.46%
SYNTHETIC ESSENTIAL PORTFOLIO
   MODERATE BENCHMARK***                 10.80%             10.80%            10.80%             10.80%             10.80%
-------------------------------------------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** BENCHMARK REFLECTS A 60/40 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES WITHOUT CDSC AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

OBJECTIVE: To primarily seek growth of capital.

INCEPTION: June 30, 2006

Rydex Essential Portfolio Aggressive Fund H-Class turned in strong performance in the first quarter and followed the pattern seen in the Conservative and Moderate Funds. Since inception, the Aggressive Fund returned 10.48% compared to the benchmark's return of 12.14%. Allocations to international equity, domestic equity and real estate markets were the major contributors to performance while exposure to commodities was the only detractor. The Fund's holdings in the Rydex Multi-Cap Core Equity, Dynamic S&P, Dynamic OTC, Europe Advantage, Japan Advantage and Real Estate Funds added a total of 8.32% to overall returns. The Rydex style box funds added another 0.66% while the Portfolio's allocation to Rydex Russell 2000(R) Advantage Fund added an additional 0.85%. Those six holdings accounted for nearly 80% of the Aggressive Fund's overall return for the period. Like the Moderate and Conservative Funds, the Aggressive Fund had only one holding that detracted from performance for the period: Rydex Commodities Fund, which took away -1.19% from overall performance.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                             ESSENTIAL PORTFOLIO
INDUSTRIES                                                     AGGRESSIVE FUND
--------------------------------------------------------------------------------
U.S. Equity Funds                                                   53.9%
U.S. Fixed Income Fund                                               4.8%
International Equity Funds                                          29.9%
Alternative Strategies Funds                                        10.0%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                            June 30, 2006
C-Class                                                            June 30, 2006
H-Class                                                            June 30, 2006

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Rydex Series Funds --
   Japan Advantage Fund                                                    18.9%
Rydex Series Funds --
   Europe Advantage Fund                                                   10.9%
Rydex Dynamic Funds --
   Dynamic S&P 500 Fund                                                    10.4%
Rydex Dynamic Funds --
   Dynamic OTC Fund                                                         8.7%
Rydex Series Funds --
   Real Estate Fund                                                         8.4%
Rydex Series Funds --
   Small-Cap Value Fund                                                     5.4%
Rydex Series Funds --
   Government Long
   Bond Advantage Fund                                                      4.8%
Rydex Series Funds --
   Absolute Return Strategies Fund                                          4.6%
Rydex Series Funds --
   Commodities Fund                                                         4.4%
Rydex Series Funds --
   Russell 2000(R) Advantage Fund                                           4.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              80.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   ESSENTIAL PORTFOLIO
                    AGGRESSIVE FUND                       ESSENTIAL PORTFOLIO
         DATE           C-CLASS          S&P 500 INDEX   AGGRESSIVE BENCHMARK

       6/30/2006       $  10,000           $  10,000          $  10,000
        7/1/2006       $  10,000           $  10,000          $  10,000
        7/2/2006       $  10,000           $  10,000          $  10,000
        7/3/2006       $  10,080           $  10,080          $  10,063
        7/4/2006       $  10,080           $  10,080          $  10,063
        7/5/2006       $   9,930           $  10,008          $   9,999
        7/6/2006       $   9,970           $  10,035          $  10,025
        7/7/2006       $   9,950           $   9,968          $   9,977
        7/8/2006       $   9,950           $   9,968          $   9,977
        7/9/2006       $   9,950           $   9,968          $   9,977
       7/10/2006       $   9,980           $   9,982          $   9,990
       7/11/2006       $  10,030           $  10,024          $  10,026
       7/12/2006       $   9,880           $   9,915          $   9,939
       7/13/2006       $   9,750           $   9,787          $   9,839
       7/14/2006       $   9,680           $   9,739          $   9,801
       7/15/2006       $   9,680           $   9,739          $   9,801
       7/16/2006       $   9,680           $   9,739          $   9,801
       7/17/2006       $   9,590           $   9,726          $   9,790
       7/18/2006       $   9,570           $   9,744          $   9,800
       7/19/2006       $   9,780           $   9,926          $   9,954
       7/20/2006       $   9,650           $   9,842          $   9,891
       7/21/2006       $   9,600           $   9,773          $   9,834
       7/22/2006       $   9,600           $   9,773          $   9,834
       7/23/2006       $   9,600           $   9,773          $   9,834
       7/24/2006       $   9,790           $   9,935          $   9,966
       7/25/2006       $   9,840           $   9,998          $  10,014
       7/26/2006       $   9,830           $   9,994          $  10,015
       7/27/2006       $   9,820           $   9,955          $   9,984
       7/28/2006       $   9,990           $  10,076          $  10,088
       7/29/2006       $   9,990           $  10,076          $  10,088
       7/30/2006       $   9,990           $  10,076          $  10,088
       7/31/2006       $  10,000           $  10,062          $  10,077
        8/1/2006       $   9,900           $  10,016          $  10,042
        8/2/2006       $  10,030           $  10,078          $  10,094
        8/3/2006       $  10,020           $  10,095          $  10,108
        8/4/2006       $  10,020           $  10,088          $  10,108
        8/5/2006       $  10,020           $  10,088          $  10,108
        8/6/2006       $  10,020           $  10,088          $  10,108
        8/7/2006       $   9,960           $  10,060          $  10,084
        8/8/2006       $   9,920           $  10,027          $  10,058
        8/9/2006       $   9,920           $   9,986          $  10,025
       8/10/2006       $   9,930           $  10,034          $  10,063
       8/11/2006       $   9,850           $   9,995          $  10,029
       8/12/2006       $   9,850           $   9,995          $  10,029
       8/13/2006       $   9,850           $   9,995          $  10,029
       8/14/2006       $   9,860           $  10,008          $  10,036
       8/15/2006       $  10,030           $  10,146          $  10,155
       8/16/2006       $  10,120           $  10,226          $  10,225
       8/17/2006       $  10,100           $  10,242          $  10,239
       8/18/2006       $  10,140           $  10,281          $  10,272
       8/19/2006       $  10,140           $  10,281          $  10,272
       8/20/2006       $  10,140           $  10,281          $  10,272
       8/21/2006       $  10,110           $  10,243          $  10,244
       8/22/2006       $  10,120           $  10,253          $  10,253
       8/23/2006       $  10,040           $  10,208          $  10,217
       8/24/2006       $  10,050           $  10,232          $  10,237
       8/25/2006       $  10,040           $  10,226          $  10,233
       8/26/2006       $  10,040           $  10,226          $  10,233
       8/27/2006       $  10,040           $  10,226          $  10,233
       8/28/2006       $  10,050           $  10,279          $  10,276
       8/29/2006       $  10,100           $  10,300          $  10,294
       8/30/2006       $  10,110           $  10,304          $  10,299
       8/31/2006       $  10,120           $  10,301          $  10,300
        9/1/2006       $  10,170           $  10,358          $  10,347
        9/2/2006       $  10,170           $  10,358          $  10,347
        9/3/2006       $  10,170           $  10,358          $  10,347
        9/4/2006       $  10,170           $  10,358          $  10,347
        9/5/2006       $  10,200           $  10,376          $  10,359
        9/6/2006       $  10,040           $  10,275          $  10,277
        9/7/2006       $   9,960           $  10,226          $  10,239
        9/8/2006       $   9,970           $  10,265          $  10,273
        9/9/2006       $   9,970           $  10,265          $  10,273
       9/10/2006       $   9,970           $  10,265          $  10,273
       9/11/2006       $   9,920           $  10,271          $  10,275
       9/12/2006       $  10,040           $  10,378          $  10,364
       9/13/2006       $  10,060           $  10,420          $  10,398
       9/14/2006       $  10,020           $  10,407          $  10,385
       9/15/2006       $  10,020           $  10,435          $  10,407
       9/16/2006       $  10,020           $  10,435          $  10,407
       9/17/2006       $  10,020           $  10,435          $  10,407
       9/18/2006       $  10,040           $  10,445          $  10,415
       9/19/2006       $   9,980           $  10,423          $  10,404
       9/20/2006       $  10,030           $  10,477          $  10,448
       9/21/2006       $  10,020           $  10,423          $  10,413
       9/22/2006       $   9,950           $  10,397          $  10,397
       9/23/2006       $   9,950           $  10,397          $  10,397
       9/24/2006       $   9,950           $  10,397          $  10,397
       9/25/2006       $  10,040           $  10,489          $  10,475
       9/26/2006       $  10,090           $  10,568          $  10,536
       9/27/2006       $  10,140           $  10,572          $  10,538
       9/28/2006       $  10,160           $  10,593          $  10,552
       9/29/2006       $  10,120           $  10,567          $  10,531
       9/30/2006       $  10,120           $  10,567          $  10,531
       10/1/2006       $  10,120           $  10,567          $  10,531
       10/2/2006       $  10,100           $  10,531          $  10,505
       10/3/2006       $  10,080           $  10,553          $  10,523
       10/4/2006       $  10,260           $  10,683          $  10,632
       10/5/2006       $  10,320           $  10,710          $  10,650
       10/6/2006       $  10,240           $  10,681          $  10,618
       10/7/2006       $  10,240           $  10,681          $  10,618
       10/8/2006       $  10,240           $  10,681          $  10,618
       10/9/2006       $  10,250           $  10,689          $  10,625
      10/10/2006       $  10,270           $  10,712          $  10,638
      10/11/2006       $  10,240           $  10,685          $  10,614
      10/12/2006       $  10,370           $  10,787          $  10,696
      10/13/2006       $  10,400           $  10,809          $  10,712
      10/14/2006       $  10,400           $  10,809          $  10,712
      10/15/2006       $  10,400           $  10,809          $  10,712
      10/16/2006       $  10,470           $  10,837          $  10,737
      10/17/2006       $  10,400           $  10,797          $  10,708
      10/18/2006       $  10,410           $  10,813          $  10,722
      10/19/2006       $  10,440           $  10,821          $  10,727
      10/20/2006       $  10,420           $  10,835          $  10,738
      10/21/2006       $  10,420           $  10,835          $  10,738
      10/22/2006       $  10,420           $  10,835          $  10,738
      10/23/2006       $  10,490           $  10,901          $  10,788
      10/24/2006       $  10,480           $  10,904          $  10,790
      10/25/2006       $  10,560           $  10,943          $  10,826
      10/26/2006       $  10,630           $  10,997          $  10,875
      10/27/2006       $  10,500           $  10,906          $  10,807
      10/28/2006       $  10,500           $  10,906          $  10,807
      10/29/2006       $  10,500           $  10,906          $  10,807
      10/30/2006       $  10,510           $  10,911          $  10,812
      10/31/2006       $  10,490           $  10,911          $  10,819
       11/1/2006       $  10,400           $  10,832          $  10,762
       11/2/2006       $  10,380           $  10,831          $  10,758
       11/3/2006       $  10,340           $  10,808          $  10,729
       11/4/2006       $  10,340           $  10,808          $  10,729
       11/5/2006       $  10,340           $  10,808          $  10,729
       11/6/2006       $  10,490           $  10,931          $  10,828
       11/7/2006       $  10,490           $  10,955          $  10,853
       11/8/2006       $  10,510           $  10,981          $  10,876
       11/9/2006       $  10,430           $  10,925          $  10,832
      11/10/2006       $  10,470           $  10,945          $  10,852
      11/11/2006       $  10,470           $  10,945          $  10,852
      11/12/2006       $  10,470           $  10,945          $  10,852
      11/13/2006       $  10,470           $  10,975          $  10,875
      11/14/2006       $  10,630           $  11,046          $  10,936
      11/15/2006       $  10,650           $  11,076          $  10,954
      11/16/2006       $  10,610           $  11,101          $  10,972
      11/17/2006       $  10,600           $  11,113          $  10,987
      11/18/2006       $  10,600           $  11,113          $  10,987
      11/19/2006       $  10,600           $  11,113          $  10,987
      11/20/2006       $  10,580           $  11,107          $  10,985
      11/21/2006       $  10,630           $  11,126          $  11,001
      11/22/2006       $  10,680           $  11,153          $  11,024
      11/23/2006       $  10,680           $  11,153          $  11,024
      11/24/2006       $  10,660           $  11,114          $  10,995
      11/25/2006       $  10,660           $  11,114          $  10,995
      11/26/2006       $  10,660           $  11,114          $  10,995
      11/27/2006       $  10,490           $  10,963          $  10,877
      11/28/2006       $  10,580           $  11,003          $  10,912
      11/29/2006       $  10,730           $  11,109          $  10,996
      11/30/2006       $  10,790           $  11,118          $  11,010
       12/1/2006       $  10,740           $  11,087          $  10,989
       12/2/2006       $  10,740           $  11,087          $  10,989
       12/3/2006       $  10,740           $  11,087          $  10,989
       12/4/2006       $  10,880           $  11,186          $  11,069
       12/5/2006       $  10,900           $  11,231          $  11,104
       12/6/2006       $  10,870           $  11,219          $  11,091
       12/7/2006       $  10,830           $  11,175          $  11,055
       12/8/2006       $  10,820           $  11,195          $  11,065
       12/9/2006       $  10,820           $  11,195          $  11,065
      12/10/2006       $  10,820           $  11,195          $  11,065
      12/11/2006       $  10,850           $  11,221          $  11,089
      12/12/2006       $  10,840           $  11,210          $  11,084
      12/13/2006       $  10,830           $  11,225          $  11,088
      12/14/2006       $  10,920           $  11,323          $  11,164
      12/15/2006       $  10,910           $  11,336          $  11,174
      12/16/2006       $  10,910           $  11,336          $  11,174
      12/17/2006       $  10,910           $  11,336          $  11,174
      12/18/2006       $  10,820           $  11,299          $  11,146
      12/19/2006       $  10,820           $  11,324          $  11,165
      12/20/2006       $  10,830           $  11,308          $  11,154
      12/21/2006       $  10,800           $  11,270          $  11,128
      12/22/2006       $  10,729           $  11,211          $  11,075
      12/23/2006       $  10,729           $  11,211          $  11,075
      12/24/2006       $  10,729           $  11,211          $  11,075
      12/25/2006       $  10,729           $  11,211          $  11,075
      12/26/2006       $  10,771           $  11,260          $  11,117
      12/27/2006       $  10,857           $  11,341          $  11,176
      12/28/2006       $  10,847           $  11,325          $  11,161
      12/29/2006       $  10,804           $  11,274          $  11,120
      12/30/2006       $  10,804           $  11,274          $  11,120
      12/31/2006       $  10,804           $  11,274          $  11,120
        1/1/2007       $  10,804           $  11,274          $  11,120
        1/2/2007       $  10,804           $  11,274          $  11,120
        1/3/2007       $  10,804           $  11,263          $  11,118
        1/4/2007       $  10,857           $  11,277          $  11,134
        1/5/2007       $  10,696           $  11,208          $  11,078
        1/6/2007       $  10,696           $  11,208          $  11,078
        1/7/2007       $  10,696           $  11,208          $  11,078
        1/8/2007       $  10,718           $  11,237          $  11,100
        1/9/2007       $  10,750           $  11,231          $  11,095
       1/10/2007       $  10,729           $  11,254          $  11,111
       1/11/2007       $  10,814           $  11,325          $  11,163
       1/12/2007       $  10,911           $  11,380          $  11,203
       1/13/2007       $  10,911           $  11,380          $  11,203
       1/14/2007       $  10,911           $  11,380          $  11,203
       1/15/2007       $  10,911           $  11,380          $  11,203
       1/16/2007       $  10,911           $  11,390          $  11,214
       1/17/2007       $  10,879           $  11,380          $  11,203
       1/18/2007       $  10,782           $  11,347          $  11,180
       1/19/2007       $  10,868           $  11,380          $  11,205
       1/20/2007       $  10,868           $  11,380          $  11,205
       1/21/2007       $  10,868           $  11,380          $  11,205
       1/22/2007       $  10,793           $  11,320          $  11,160
       1/23/2007       $  10,857           $  11,360          $  11,187
       1/24/2007       $  10,997           $  11,457          $  11,264
       1/25/2007       $  10,825           $  11,328          $  11,156
       1/26/2007       $  10,836           $  11,314          $  11,144
       1/27/2007       $  10,836           $  11,314          $  11,144
       1/28/2007       $  10,836           $  11,314          $  11,144
       1/29/2007       $  10,836           $  11,303          $  11,135
       1/30/2007       $  10,922           $  11,369          $  11,188
       1/31/2007       $  10,997           $  11,445          $  11,254
        2/1/2007       $  11,083           $  11,509          $  11,304
        2/2/2007       $  11,094           $  11,528          $  11,322
        2/3/2007       $  11,094           $  11,528          $  11,322
        2/4/2007       $  11,094           $  11,528          $  11,322
        2/5/2007       $  11,051           $  11,518          $  11,318
        2/6/2007       $  11,115           $  11,526          $  11,328
        2/7/2007       $  11,158           $  11,547          $  11,347
        2/8/2007       $  11,137           $  11,534          $  11,338
        2/9/2007       $  11,040           $  11,453          $  11,268
       2/10/2007       $  11,040           $  11,453          $  11,268
       2/11/2007       $  11,040           $  11,453          $  11,268
       2/12/2007       $  10,965           $  11,416          $  11,238
       2/13/2007       $  11,126           $  11,505          $  11,307
       2/14/2007       $  11,244           $  11,595          $  11,388
       2/15/2007       $  11,298           $  11,609          $  11,401
       2/16/2007       $  11,298           $  11,599          $  11,395
       2/17/2007       $  11,298           $  11,599          $  11,395
       2/18/2007       $  11,298           $  11,599          $  11,395
       2/19/2007       $  11,298           $  11,599          $  11,395
       2/20/2007       $  11,351           $  11,632          $  11,423
       2/21/2007       $  11,341           $  11,616          $  11,410
       2/22/2007       $  11,351           $  11,609          $  11,401
       2/23/2007       $  11,351           $  11,569          $  11,375
       2/24/2007       $  11,351           $  11,569          $  11,375
       2/25/2007       $  11,351           $  11,569          $  11,375
       2/26/2007       $  11,351           $  11,556          $  11,369
       2/27/2007       $  10,900           $  11,156          $  11,065
       2/28/2007       $  10,943           $  11,221          $  11,113
        3/1/2007       $  10,879           $  11,192          $  11,090
        3/2/2007       $  10,675           $  11,064          $  10,992
        3/3/2007       $  10,675           $  11,064          $  10,992
        3/4/2007       $  10,675           $  11,064          $  10,992
        3/5/2007       $  10,482           $  10,961          $  10,910
        3/6/2007       $  10,761           $  11,131          $  11,046
        3/7/2007       $  10,729           $  11,107          $  11,030
        3/8/2007       $  10,836           $  11,187          $  11,093
        3/9/2007       $  10,847           $  11,194          $  11,092
       3/10/2007       $  10,847           $  11,194          $  11,092
       3/11/2007       $  10,847           $  11,194          $  11,092
       3/12/2007       $  10,900           $  11,225          $  11,120
       3/13/2007       $  10,632           $  10,999          $  10,947
       3/14/2007       $  10,664           $  11,073          $  11,003
       3/15/2007       $  10,729           $  11,115          $  11,035
       3/16/2007       $  10,686           $  11,072          $  11,001
       3/17/2007       $  10,686           $  11,072          $  11,001
       3/18/2007       $  10,686           $  11,072          $  11,001
       3/19/2007       $  10,825           $  11,193          $  11,096
       3/20/2007       $  10,922           $  11,264          $  11,154
       3/21/2007       $  11,126           $  11,457          $  11,311
       3/22/2007       $  11,137           $  11,452          $  11,302
       3/23/2007       $  11,147           $  11,465          $  11,309
       3/24/2007       $  11,147           $  11,465          $  11,309
       3/25/2007       $  11,147           $  11,465          $  11,309
       3/26/2007       $  11,137           $  11,476          $  11,321
       3/27/2007       $  11,051           $  11,405          $  11,263
       3/28/2007       $  10,943           $  11,317          $  11,193
       3/29/2007       $  11,008           $  11,360          $  11,226
       3/30/2007       $  10,976           $  11,346          $  11,214
       3/31/2007       $  10,976           $  11,346          $  11,214

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   ESSENTIAL PORTFOLIO
                    AGGRESSIVE FUND                       ESSENTIAL PORTFOLIO
         DATE           H-CLASS          S&P 500 INDEX   AGGRESSIVE BENCHMARK

       6/30/2006       $  10,000           $  10,000          $  10,000
        7/1/2006       $  10,000           $  10,000          $  10,000
        7/2/2006       $  10,000           $  10,000          $  10,000
        7/3/2006       $  10,080           $  10,080          $  10,063
        7/4/2006       $  10,080           $  10,080          $  10,063
        7/5/2006       $   9,930           $  10,008          $   9,999
        7/6/2006       $   9,980           $  10,035          $  10,025
        7/7/2006       $   9,960           $   9,968          $   9,977
        7/8/2006       $   9,960           $   9,968          $   9,977
        7/9/2006       $   9,960           $   9,968          $   9,977
       7/10/2006       $   9,990           $   9,982          $   9,990
       7/11/2006       $  10,040           $  10,024          $  10,026
       7/12/2006       $   9,890           $   9,915          $   9,939
       7/13/2006       $   9,760           $   9,787          $   9,839
       7/14/2006       $   9,680           $   9,739          $   9,801
       7/15/2006       $   9,680           $   9,739          $   9,801
       7/16/2006       $   9,680           $   9,739          $   9,801
       7/17/2006       $   9,590           $   9,726          $   9,790
       7/18/2006       $   9,570           $   9,744          $   9,800
       7/19/2006       $   9,790           $   9,926          $   9,954
       7/20/2006       $   9,660           $   9,842          $   9,891
       7/21/2006       $   9,610           $   9,773          $   9,834
       7/22/2006       $   9,610           $   9,773          $   9,834
       7/23/2006       $   9,610           $   9,773          $   9,834
       7/24/2006       $   9,800           $   9,935          $   9,966
       7/25/2006       $   9,850           $   9,998          $  10,014
       7/26/2006       $   9,850           $   9,994          $  10,015
       7/27/2006       $   9,840           $   9,955          $   9,984
       7/28/2006       $  10,000           $  10,076          $  10,088
       7/29/2006       $  10,000           $  10,076          $  10,088
       7/30/2006       $  10,000           $  10,076          $  10,088
       7/31/2006       $  10,010           $  10,062          $  10,077
        8/1/2006       $   9,920           $  10,016          $  10,042
        8/2/2006       $  10,040           $  10,078          $  10,094
        8/3/2006       $  10,040           $  10,095          $  10,108
        8/4/2006       $  10,040           $  10,088          $  10,108
        8/5/2006       $  10,040           $  10,088          $  10,108
        8/6/2006       $  10,040           $  10,088          $  10,108
        8/7/2006       $   9,980           $  10,060          $  10,084
        8/8/2006       $   9,940           $  10,027          $  10,058
        8/9/2006       $   9,930           $   9,986          $  10,025
       8/10/2006       $   9,940           $  10,034          $  10,063
       8/11/2006       $   9,860           $   9,995          $  10,029
       8/12/2006       $   9,860           $   9,995          $  10,029
       8/13/2006       $   9,860           $   9,995          $  10,029
       8/14/2006       $   9,880           $  10,008          $  10,036
       8/15/2006       $  10,040           $  10,146          $  10,155
       8/16/2006       $  10,140           $  10,226          $  10,225
       8/17/2006       $  10,120           $  10,242          $  10,239
       8/18/2006       $  10,160           $  10,281          $  10,272
       8/19/2006       $  10,160           $  10,281          $  10,272
       8/20/2006       $  10,160           $  10,281          $  10,272
       8/21/2006       $  10,130           $  10,243          $  10,244
       8/22/2006       $  10,140           $  10,253          $  10,253
       8/23/2006       $  10,060           $  10,208          $  10,217
       8/24/2006       $  10,070           $  10,232          $  10,237
       8/25/2006       $  10,060           $  10,226          $  10,233
       8/26/2006       $  10,060           $  10,226          $  10,233
       8/27/2006       $  10,060           $  10,226          $  10,233
       8/28/2006       $  10,070           $  10,279          $  10,276
       8/29/2006       $  10,120           $  10,300          $  10,294
       8/30/2006       $  10,130           $  10,304          $  10,299
       8/31/2006       $  10,140           $  10,301          $  10,300
        9/1/2006       $  10,190           $  10,358          $  10,347
        9/2/2006       $  10,190           $  10,358          $  10,347
        9/3/2006       $  10,190           $  10,358          $  10,347
        9/4/2006       $  10,190           $  10,358          $  10,347
        9/5/2006       $  10,220           $  10,376          $  10,359
        9/6/2006       $  10,070           $  10,275          $  10,277
        9/7/2006       $   9,990           $  10,226          $  10,239
        9/8/2006       $   9,990           $  10,265          $  10,273
        9/9/2006       $   9,990           $  10,265          $  10,273
       9/10/2006       $   9,990           $  10,265          $  10,273
       9/11/2006       $   9,940           $  10,271          $  10,275
       9/12/2006       $  10,060           $  10,378          $  10,364
       9/13/2006       $  10,080           $  10,420          $  10,398
       9/14/2006       $  10,040           $  10,407          $  10,385
       9/15/2006       $  10,040           $  10,435          $  10,407
       9/16/2006       $  10,040           $  10,435          $  10,407
       9/17/2006       $  10,040           $  10,435          $  10,407
       9/18/2006       $  10,060           $  10,445          $  10,415
       9/19/2006       $  10,000           $  10,423          $  10,404
       9/20/2006       $  10,050           $  10,477          $  10,448
       9/21/2006       $  10,050           $  10,423          $  10,413
       9/22/2006       $   9,980           $  10,397          $  10,397
       9/23/2006       $   9,980           $  10,397          $  10,397
       9/24/2006       $   9,980           $  10,397          $  10,397
       9/25/2006       $  10,070           $  10,489          $  10,475
       9/26/2006       $  10,120           $  10,568          $  10,536
       9/27/2006       $  10,170           $  10,572          $  10,538
       9/28/2006       $  10,180           $  10,593          $  10,552
       9/29/2006       $  10,140           $  10,567          $  10,531
       9/30/2006       $  10,140           $  10,567          $  10,531
       10/1/2006       $  10,140           $  10,567          $  10,531
       10/2/2006       $  10,120           $  10,531          $  10,505
       10/3/2006       $  10,110           $  10,553          $  10,523
       10/4/2006       $  10,280           $  10,683          $  10,632
       10/5/2006       $  10,350           $  10,710          $  10,650
       10/6/2006       $  10,270           $  10,681          $  10,618
       10/7/2006       $  10,270           $  10,681          $  10,618
       10/8/2006       $  10,270           $  10,681          $  10,618
       10/9/2006       $  10,280           $  10,689          $  10,625
      10/10/2006       $  10,300           $  10,712          $  10,638
      10/11/2006       $  10,260           $  10,685          $  10,614
      10/12/2006       $  10,390           $  10,787          $  10,696
      10/13/2006       $  10,420           $  10,809          $  10,712
      10/14/2006       $  10,420           $  10,809          $  10,712
      10/15/2006       $  10,420           $  10,809          $  10,712
      10/16/2006       $  10,500           $  10,837          $  10,737
      10/17/2006       $  10,420           $  10,797          $  10,708
      10/18/2006       $  10,440           $  10,813          $  10,722
      10/19/2006       $  10,470           $  10,821          $  10,727
      10/20/2006       $  10,450           $  10,835          $  10,738
      10/21/2006       $  10,450           $  10,835          $  10,738
      10/22/2006       $  10,450           $  10,835          $  10,738
      10/23/2006       $  10,510           $  10,901          $  10,788
      10/24/2006       $  10,510           $  10,904          $  10,790
      10/25/2006       $  10,580           $  10,943          $  10,826
      10/26/2006       $  10,660           $  10,997          $  10,875
      10/27/2006       $  10,530           $  10,906          $  10,807
      10/28/2006       $  10,530           $  10,906          $  10,807
      10/29/2006       $  10,530           $  10,906          $  10,807
      10/30/2006       $  10,540           $  10,911          $  10,812
      10/31/2006       $  10,520           $  10,911          $  10,819
       11/1/2006       $  10,430           $  10,832          $  10,762
       11/2/2006       $  10,410           $  10,831          $  10,758
       11/3/2006       $  10,370           $  10,808          $  10,729
       11/4/2006       $  10,370           $  10,808          $  10,729
       11/5/2006       $  10,370           $  10,808          $  10,729
       11/6/2006       $  10,520           $  10,931          $  10,828
       11/7/2006       $  10,520           $  10,955          $  10,853
       11/8/2006       $  10,540           $  10,981          $  10,876
       11/9/2006       $  10,460           $  10,925          $  10,832
      11/10/2006       $  10,500           $  10,945          $  10,852
      11/11/2006       $  10,500           $  10,945          $  10,852
      11/12/2006       $  10,500           $  10,945          $  10,852
      11/13/2006       $  10,500           $  10,975          $  10,875
      11/14/2006       $  10,660           $  11,046          $  10,936
      11/15/2006       $  10,680           $  11,076          $  10,954
      11/16/2006       $  10,650           $  11,101          $  10,972
      11/17/2006       $  10,630           $  11,113          $  10,987
      11/18/2006       $  10,630           $  11,113          $  10,987
      11/19/2006       $  10,630           $  11,113          $  10,987
      11/20/2006       $  10,610           $  11,107          $  10,985
      11/21/2006       $  10,670           $  11,126          $  11,001
      11/22/2006       $  10,720           $  11,153          $  11,024
      11/23/2006       $  10,720           $  11,153          $  11,024
      11/24/2006       $  10,700           $  11,114          $  10,995
      11/25/2006       $  10,700           $  11,114          $  10,995
      11/26/2006       $  10,700           $  11,114          $  10,995
      11/27/2006       $  10,530           $  10,963          $  10,877
      11/28/2006       $  10,620           $  11,003          $  10,912
      11/29/2006       $  10,770           $  11,109          $  10,996
      11/30/2006       $  10,820           $  11,118          $  11,010
       12/1/2006       $  10,780           $  11,087          $  10,989
       12/2/2006       $  10,780           $  11,087          $  10,989
       12/3/2006       $  10,780           $  11,087          $  10,989
       12/4/2006       $  10,920           $  11,186          $  11,069
       12/5/2006       $  10,940           $  11,231          $  11,104
       12/6/2006       $  10,900           $  11,219          $  11,091
       12/7/2006       $  10,870           $  11,175          $  11,055
       12/8/2006       $  10,860           $  11,195          $  11,065
       12/9/2006       $  10,860           $  11,195          $  11,065
      12/10/2006       $  10,860           $  11,195          $  11,065
      12/11/2006       $  10,890           $  11,221          $  11,089
      12/12/2006       $  10,870           $  11,210          $  11,084
      12/13/2006       $  10,860           $  11,225          $  11,088
      12/14/2006       $  10,960           $  11,323          $  11,164
      12/15/2006       $  10,950           $  11,336          $  11,174
      12/16/2006       $  10,950           $  11,336          $  11,174
      12/17/2006       $  10,950           $  11,336          $  11,174
      12/18/2006       $  10,860           $  11,299          $  11,146
      12/19/2006       $  10,860           $  11,324          $  11,165
      12/20/2006       $  10,870           $  11,308          $  11,154
      12/21/2006       $  10,840           $  11,270          $  11,128
      12/22/2006       $  10,769           $  11,211          $  11,075
      12/23/2006       $  10,769           $  11,211          $  11,075
      12/24/2006       $  10,769           $  11,211          $  11,075
      12/25/2006       $  10,769           $  11,211          $  11,075
      12/26/2006       $  10,811           $  11,260          $  11,117
      12/27/2006       $  10,908           $  11,341          $  11,176
      12/28/2006       $  10,887           $  11,325          $  11,161
      12/29/2006       $  10,844           $  11,274          $  11,120
      12/30/2006       $  10,844           $  11,274          $  11,120
      12/31/2006       $  10,844           $  11,274          $  11,120
        1/1/2007       $  10,844           $  11,274          $  11,120
        1/2/2007       $  10,844           $  11,274          $  11,120
        1/3/2007       $  10,844           $  11,263          $  11,118
        1/4/2007       $  10,897           $  11,277          $  11,134
        1/5/2007       $  10,747           $  11,208          $  11,078
        1/6/2007       $  10,747           $  11,208          $  11,078
        1/7/2007       $  10,747           $  11,208          $  11,078
        1/8/2007       $  10,769           $  11,237          $  11,100
        1/9/2007       $  10,801           $  11,231          $  11,095
       1/10/2007       $  10,779           $  11,254          $  11,111
       1/11/2007       $  10,854           $  11,325          $  11,163
       1/12/2007       $  10,962           $  11,380          $  11,203
       1/13/2007       $  10,962           $  11,380          $  11,203
       1/14/2007       $  10,962           $  11,380          $  11,203
       1/15/2007       $  10,962           $  11,380          $  11,203
       1/16/2007       $  10,951           $  11,390          $  11,214
       1/17/2007       $  10,919           $  11,380          $  11,203
       1/18/2007       $  10,833           $  11,347          $  11,180
       1/19/2007       $  10,919           $  11,380          $  11,205
       1/20/2007       $  10,919           $  11,380          $  11,205
       1/21/2007       $  10,919           $  11,380          $  11,205
       1/22/2007       $  10,833           $  11,320          $  11,160
       1/23/2007       $  10,908           $  11,360          $  11,187
       1/24/2007       $  11,048           $  11,457          $  11,264
       1/25/2007       $  10,865           $  11,328          $  11,156
       1/26/2007       $  10,876           $  11,314          $  11,144
       1/27/2007       $  10,876           $  11,314          $  11,144
       1/28/2007       $  10,876           $  11,314          $  11,144
       1/29/2007       $  10,887           $  11,303          $  11,135
       1/30/2007       $  10,973           $  11,369          $  11,188
       1/31/2007       $  11,048           $  11,445          $  11,254
        2/1/2007       $  11,134           $  11,509          $  11,304
        2/2/2007       $  11,144           $  11,528          $  11,322
        2/3/2007       $  11,144           $  11,528          $  11,322
        2/4/2007       $  11,144           $  11,528          $  11,322
        2/5/2007       $  11,101           $  11,518          $  11,318
        2/6/2007       $  11,177           $  11,526          $  11,328
        2/7/2007       $  11,219           $  11,547          $  11,347
        2/8/2007       $  11,187           $  11,534          $  11,338
        2/9/2007       $  11,091           $  11,453          $  11,268
       2/10/2007       $  11,091           $  11,453          $  11,268
       2/11/2007       $  11,091           $  11,453          $  11,268
       2/12/2007       $  11,026           $  11,416          $  11,238
       2/13/2007       $  11,187           $  11,505          $  11,307
       2/14/2007       $  11,305           $  11,595          $  11,388
       2/15/2007       $  11,348           $  11,609          $  11,401
       2/16/2007       $  11,348           $  11,599          $  11,395
       2/17/2007       $  11,348           $  11,599          $  11,395
       2/18/2007       $  11,348           $  11,599          $  11,395
       2/19/2007       $  11,348           $  11,599          $  11,395
       2/20/2007       $  11,402           $  11,632          $  11,423
       2/21/2007       $  11,402           $  11,616          $  11,410
       2/22/2007       $  11,413           $  11,609          $  11,401
       2/23/2007       $  11,413           $  11,569          $  11,375
       2/24/2007       $  11,413           $  11,569          $  11,375
       2/25/2007       $  11,413           $  11,569          $  11,375
       2/26/2007       $  11,402           $  11,556          $  11,369
       2/27/2007       $  10,962           $  11,156          $  11,065
       2/28/2007       $  10,994           $  11,221          $  11,113
        3/1/2007       $  10,940           $  11,192          $  11,090
        3/2/2007       $  10,736           $  11,064          $  10,992
        3/3/2007       $  10,736           $  11,064          $  10,992
        3/4/2007       $  10,736           $  11,064          $  10,992
        3/5/2007       $  10,543           $  10,961          $  10,910
        3/6/2007       $  10,811           $  11,131          $  11,046
        3/7/2007       $  10,790           $  11,107          $  11,030
        3/8/2007       $  10,897           $  11,187          $  11,093
        3/9/2007       $  10,897           $  11,194          $  11,092
       3/10/2007       $  10,897           $  11,194          $  11,092
       3/11/2007       $  10,897           $  11,194          $  11,092
       3/12/2007       $  10,962           $  11,225          $  11,120
       3/13/2007       $  10,683           $  10,999          $  10,947
       3/14/2007       $  10,715           $  11,073          $  11,003
       3/15/2007       $  10,790           $  11,115          $  11,035
       3/16/2007       $  10,747           $  11,072          $  11,001
       3/17/2007       $  10,747           $  11,072          $  11,001
       3/18/2007       $  10,747           $  11,072          $  11,001
       3/19/2007       $  10,887           $  11,193          $  11,096
       3/20/2007       $  10,983           $  11,264          $  11,154
       3/21/2007       $  11,187           $  11,457          $  11,311
       3/22/2007       $  11,198           $  11,452          $  11,302
       3/23/2007       $  11,209           $  11,465          $  11,309
       3/24/2007       $  11,209           $  11,465          $  11,309
       3/25/2007       $  11,209           $  11,465          $  11,309
       3/26/2007       $  11,198           $  11,476          $  11,321
       3/27/2007       $  11,112           $  11,405          $  11,263
       3/28/2007       $  11,005           $  11,317          $  11,193
       3/29/2007       $  11,069           $  11,360          $  11,226
       3/30/2007       $  11,048           $  11,346          $  11,214
       3/31/2007       $  11,048           $  11,346          $  11,214

TOTAL RETURNS FOR THE PERIOD ENDED 03/31/07
--------------------------------------------------------------------------------

                                                     A-CLASS                             C-CLASS                    H-CLASS
                                                   (06/30/06)                           (06/30/06)                 (06/30/06)
---------------------------------------------------------------------------------------------------------------------------------
                                      SINCE INCEPTION   SINCE INCEPTION*   SINCE INCEPTION   SINCE INCEPTION**   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO AGGRESSIVE FUND        10.37%             5.11%             9.76%              8.76%             10.48%
S&P 500 INDEX                              13.46%            13.46%            13.46%             13.46%             13.46%
SYNTHETIC ESSENTIAL PORTFOLIO
   AGGRESSIVE BENCHMARK***                 12.14%            12.14%            12.14%             12.14%             12.14%
---------------------------------------------------------------------------------------------------------------------------------

  *   RETURNS ARE CALCULATED USING THE MAXIMUM SALES CHARGE OF 4.75%.

 **   RETURNS INCLUDE A CDSC OF 1% IF REDEEMED WITHIN 12 MONTHS OF PURCHASE.

*** BENCHMARK REFLECTS AN 80/20 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES WITHOUT CDSC AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   ESSENTIAL PORTFOLIO CONSERVATIVE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS+ 98.2%
Rydex Series Funds --
   U.S. Government Money
   Market Fund                                     1,321,927      $   1,321,927
Rydex Series Funds --
   Government Long Bond
   Advantage Fund                                    114,293          1,211,508
Rydex Series Funds --
   Absolute Return Strategies Fund                    35,335            934,258
Rydex Series Funds --
   Europe Advantage Fund                              38,571            930,717
Rydex Series Funds --
   Large-Cap Value Fund                               19,796            662,375
Rydex Series Funds --
   Multi-Cap Core Equity Fund                         25,855            440,829
Rydex Series Funds --
   Commodities Fund*                                  12,082            287,670
Rydex Series Funds --
   Real Estate Fund                                    6,198            261,292
Rydex Series Funds --
   Large-Cap Growth Fund*                              8,912            242,151
Rydex Series Funds --
   Mid-Cap Value Fund                                  5,539            202,632
Rydex Series Funds --
   Mid-Cap Growth Fund                                 5,475            168,201
Rydex Series Funds --
   Hedged Equity Fund                                  5,393            141,771
Rydex Series Funds --
   Sector Rotation Fund                               10,047            141,458
Rydex Series Funds --
   Small-Cap Value Fund                                3,975            141,258
                                                                  -------------
TOTAL MUTUAL FUNDS
   (Cost $6,936,298)                                                  7,088,047
                                                                  -------------
TOTAL INVESTMENTS 98.2%
   (Cost $6,936,298)                                              $   7,088,047
                                                                  =============
OTHER ASSETS IN
   EXCESS OF LIABILITIES - 1.8%                                   $     132,132
                                                                  =============
NET ASSETS - 100.0%                                               $   7,220,179

+     AFFILIATED FUNDS--A CLASS SHARES

*     NON-INCOME PRODUCING SECURITY.


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   ESSENTIAL PORTFOLIO MODERATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS+ 98.0%
Rydex Series Funds --
   Europe Advantage Fund                             227,409      $   5,487,369
Rydex Series Funds --
   Japan Advantage Fund                              164,980          3,949,621
Rydex Series Funds --
   Absolute Return Strategies
   Fund                                              122,815          3,247,238
Rydex Series Funds --
   Government Long Bond
   Advantage Fund                                    303,876          3,221,081
Rydex Series Funds --
   Nova Fund                                          90,393          2,681,956
Rydex Series Funds --
   Commodities Fund*                                 100,525          2,393,505
Rydex Series Funds --
   Real Estate Fund                                   56,544          2,383,881
Rydex Series Funds
   Large-Cap Value Fund                               70,633          2,363,382
Rydex Series Funds --
   OTC Fund*                                         186,766          2,121,665
Rydex Series Funds --
   Mid-Cap Value Fund                                 42,357          1,549,435
Rydex Series Funds --
   Multi-Cap Core Equity Fund                         88,121          1,502,460
Rydex Series Funds --
   Mid-Cap Growth Fund                                33,137          1,017,980
Rydex Series Funds --
   Small-Cap Value Fund                               28,270          1,004,708
Rydex Series Funds --
   Russell 2000(R) Advantage Fund                     22,971            855,432
Rydex Series Funds --
   Hedged Equity Fund                                 32,531            855,246
Rydex Series Funds --
   Large-Cap Growth Fund*                             29,120            791,203
Rydex Series Funds --
   Sector Rotation Fund                               51,918            731,002
                                                                  -------------
TOTAL MUTUAL FUNDS
   (Cost $35,596,666)                                                36,157,164
                                                                  -------------
TOTAL INVESTMENTS 98.0%
   (Cost $35,596,666)                                             $  36,157,164
                                                                  =============
OTHER ASSETS IN
   EXCESS OF LIABILITIES - 2.0%                                   $     736,070
                                                                  =============

NET ASSETS - 100.0%                                               $  36,893,234

+     AFFILIATED FUNDS--A CLASS SHARES

*     NON-INCOME PRODUCING SECURITY.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS                                           March 31, 2007
--------------------------------------------------------------------------------
   ESSENTIAL PORTFOLIO AGGRESSIVE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS+ 98.5%
Rydex Series Funds --
   Japan Advantage Fund                              212,633      $   5,090,437
Rydex Series Funds --
   Europe Advantage Fund                             121,705          2,936,740
Rydex Dynamic Funds --
   Dynamic S&P 500 Fund                               59,281          2,792,729
Rydex Dynamic Funds --
   Dynamic OTC Fund*                                 101,056          2,328,328
Rydex Series Funds --
   Real Estate Fund                                   53,485          2,254,924
Rydex Series Funds --
   Small-Cap Value Fund                               40,516          1,439,950
Rydex Series Funds --
   Government Long Bond
   Advantage Fund                                    122,229          1,295,629
Rydex Series Funds --
   Absolute Return Strategies
   Fund                                               46,281          1,223,675
Rydex Series Funds --
   Commodities Fund*                                  50,153          1,194,142
Rydex Series Funds --
   Russell 2000(R) Advantage Fund                     29,535          1,099,883
Rydex Series Funds --
   Multi-Cap Core Equity Fund                         52,964            903,033
Rydex Series Funds --
   Mid-Cap Growth Fund                                24,589            755,360
Rydex Series Funds --
   Mid-Cap Value Fund                                 20,251            740,776
Rydex Series Funds --
   Large-Cap Value Fund                               21,876            731,975
Rydex Series Funds --
   Small-Cap Growth Fund*                             18,537            604,490
Rydex Series Funds --
   Sector Rotation Fund                               39,157            551,326
Rydex Series Funds --
   Large-Cap Growth Fund*                             19,726            535,959
                                                                  -------------
TOTAL MUTUAL FUNDS
   (Cost $26,329,259)                                                26,479,356
                                                                  -------------
TOTAL INVESTMENTS 98.5%
   (Cost $26,329,259)                                               $26,479,356
                                                                  =============
OTHER ASSETS IN
   EXCESS OF LIABILITIES - 1.5%                                   $     397,832
                                                                  =============
NET ASSETS - 100.0%                                               $  26,877,188


+     AFFILIATED FUNDS--A CLASS SHARES

*     NON-INCOME PRODUCING SECURITY.


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES                              March 31, 2007
--------------------------------------------------------------------------------

                                                               ESSENTIAL       ESSENTIAL       ESSENTIAL
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            CONSERVATIVE        MODERATE      AGGRESSIVE
                                                                    FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------
ASSETS
Investments in Underlying Funds at Value* (Notes 1 and 2)   $  7,088,047    $ 36,157,164    $ 26,479,356
Cash                                                              31,419         173,978              --
Receivable for Securities Sold (Note 1)                           95,000              --         375,000
Receivable for Fund Shares Sold                                   14,727         573,529          97,430
Investment Income Receivable (Note 1)                              7,687           8,000           4,036
Other Assets                                                         809              --              --
---------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                7,237,689      36,912,671      26,955,822
=========================================================================================================

LIABILITIES
Payable for Securities Purchased (Note 1)                          8,048           9,681           4,036
Payable for Fund Shares Redeemed                                   8,782           5,505          55,495
Distribution and Service Fees Payable (Note 3)                       600           4,030           1,470
Custody Fees Payable                                                  80             221              97
Cash Due to Custodian Bank                                            --              --          17,536
---------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              17,510          19,437          78,634
=========================================================================================================
NET ASSETS                                                  $  7,220,179    $ 36,893,234    $ 26,877,188
=========================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  7,076,036    $ 36,547,855    $ 27,361,076
Undistributed Net Investment Income                               17,032              --             724
Accumulated Net Realized Loss on Investments                     (24,638)       (215,119)       (634,709)
Net Unrealized Appreciation on Investments                       151,749         560,498         150,097
=========================================================================================================
NET ASSETS                                                  $  7,220,179    $ 36,893,234    $ 26,877,188
=========================================================================================================
   A-Class                                                  $    781,758    $  9,719,149    $ 13,853,674
   C-Class                                                     2,804,333      18,550,969       6,537,192
   H-Class                                                     3,634,088       8,623,116       6,486,322
SHARES OUTSTANDING
   A-Class                                                        73,074         920,705       1,347,022
   C-Class                                                       263,378       1,766,632         639,393
   H-Class                                                       339,286         816,638         630,546
NET ASSET VALUES
   A-Class                                                  $      10.70    $      10.56    $      10.28
   A-Class Maximum Offering Price**                                11.23           11.09           10.79
   C-Class                                                         10.65           10.50           10.22
   H-Class                                                         10.71           10.56           10.29

*     THE COST OF INVESTMENTS IS $6,936,298, $35,596,666 AND $26,329,259,
      RESPECTIVELY.

** NET ASSET VALUE ADJUSTED FOR THE MAXIMUM SALES CHARGE OF 4.75% OF OFFERING PRICE.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

                                [GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS                             Period Ended March 31, 2007
--------------------------------------------------------------------------------

                                                                 ESSENTIAL      ESSENTIAL      ESSENTIAL
                                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              CONSERVATIVE       MODERATE     AGGRESSIVE
                                                                      FUND*          FUND*          FUND*
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from Underlying Funds (Note 1)                      $     44,555    $   277,022    $   236,333
Other Income                                                           915             --             --
---------------------------------------------------------------------------------------------------------
   Total Income                                                     45,470        277,022        236,333
---------------------------------------------------------------------------------------------------------
EXPENSES
Distribution & Service Fees (Note 3):
   C-Class                                                           5,943         43,810         20,118
Custody Fees                                                           131            282            292
---------------------------------------------------------------------------------------------------------
   Total Expenses                                                    6,074         44,092         20,410
---------------------------------------------------------------------------------------------------------
Net Investment Income                                               39,396        232,930        215,923
=========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Affiliated Investment Securities                                   (34,651)      (404,599)      (955,413)
Realized Gain Distributions Received from Affiliated Funds          39,397        994,044      1,792,901
Securities Sold Short                                                 (287)            --             --
---------------------------------------------------------------------------------------------------------
   Total Net Realized Gain                                           4,459        589,445        837,488
---------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              151,749        560,498        150,097
---------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               151,749        560,498        150,097
---------------------------------------------------------------------------------------------------------
Net Gain on Investments                                            156,208      1,149,943        987,585
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $    195,604    $ 1,382,873    $ 1,203,508
=========================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                [GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          ESSENTIAL PORTFOLIO     ESSENTIAL PORTFOLIO    ESSENTIAL PORTFOLIO
                                                           CONSERVATIVE FUND          MODERATE FUND        AGGRESSIVE FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD                 PERIOD                 PERIOD
                                                                     ENDED                  ENDED                  ENDED
                                                                 MARCH 31,              MARCH 31,              MARCH 31,
                                                                      2007*                  2007*                  2007*
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                         $     39,396           $    232,930           $    215,923
Net Realized Gain on Investments                                     4,459                589,445                837,488
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                  151,749                560,498                150,097
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                      195,604              1,382,873              1,203,508
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)**
Net Investment Income
   A-Class                                                          (4,908)               (43,427)              (107,051)
   C-Class                                                         (13,417)              (115,401)               (45,811)
   H-Class                                                         (20,629)               (75,440)               (63,061)
Realized Gain on Investments
   A-Class                                                              --               (139,703)              (698,818)
   C-Class                                                              --               (371,242)              (299,049)
   H-Class                                                              --               (242,691)              (411,659)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                (38,954)              (987,904)            (1,625,449)
=============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                         922,583              9,638,247             14,864,958
   C-Class                                                       3,683,969             19,780,346              7,563,157
   H-Class                                                       5,576,370             13,553,148              9,529,259
REDEMPTION FEES COLLECTED
   A-Class                                                           1,182                  3,538                  5,833
   C-Class                                                           3,237                  6,693                  4,046
   H-Class                                                           4,476                  5,726                  4,647
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                           4,090                155,723                187,981
   C-Class                                                          12,328                464,693                323,184
   H-Class                                                          20,356                289,437                467,626
COST OF SHARES REDEEMED
   A-Class                                                        (170,672)              (182,346)              (977,024)
   C-Class                                                        (942,760)            (1,849,883)            (1,287,560)
   H-Class                                                      (2,051,630)            (5,367,057)            (3,386,978)
=============================================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS               7,063,529             36,498,265             27,299,129
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                       7,220,179             36,893,234             26,877,188
NET ASSETS--BEGINNING OF PERIOD                                         --                     --                     --
=============================================================================================================================
NET ASSETS--END OF PERIOD                                     $  7,220,179           $ 36,893,234           $ 26,877,188
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD            $     17,032           $         --           $        724
=============================================================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

** FOR FINANCIAL REPORTING PURPOSES, CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

                               [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                           NET REALIZED
                    NET ASSET      NET         AND         NET INCREASE   DISTRIBUTIONS  DISTRIBUTIONS
                      VALUE,   INVESTMENT  UNREALIZED      IN NET ASSET     FROM NET       FROM NET                    REDEMPTION
                    BEGINNING    INCOME     GAINS ON     VALUE RESULTING    INVESTMENT     REALIZED         TOTAL         FEES
PERIOD ENDED        OF PERIOD    (LOSS)+    INVESTMENTS  FROM OPERATIONS    INCOME***       GAINS***    DISTRIBUTIONS   COLLECTED
---------------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND A-CLASS
   MARCH 31, 2007*  $   10.00    $  .20       $  .56         $   .76         $  (.09)       $    --        $  (.09)      $  .03
ESSENTIAL PORTFOLIO CONSERVATIVE FUND C-CLASS
   MARCH 31, 2007*      10.00       .08          .63             .71            (.09)            --           (.09)         .03
ESSENTIAL PORTFOLIO CONSERVATIVE FUND H-CLASS
   MARCH 31, 2007*      10.00       .15          .62             .77            (.09)            --           (.09)         .03
ESSENTIAL PORTFOLIO MODERATE FUND A-CLASS
   MARCH 31, 2007*      10.00       .18          .79             .97            (.10)          (.32)          (.42)         .01
ESSENTIAL PORTFOLIO MODERATE FUND C-CLASS
   MARCH 31, 2007*      10.00       .11          .80             .91            (.10)          (.32)          (.42)         .01
ESSENTIAL PORTFOLIO MODERATE FUND H-CLASS
   MARCH 31, 2007*      10.00       .18          .79             .97            (.10)          (.32)          (.42)         .01
ESSENTIAL PORTFOLIO AGGRESSIVE FUND A-CLASS
   MARCH 31, 2007*      10.00       .24          .77            1.01            (.10)          (.64)          (.74)         .01
ESSENTIAL PORTFOLIO AGGRESSIVE FUND C-CLASS
   MARCH 31, 2007*      10.00      (.03)         .98             .95            (.10)          (.64)          (.74)         .01
ESSENTIAL PORTFOLIO AGGRESSIVE FUND H-CLASS
   MARCH 31, 2007*      10.00       .15          .87            1.02            (.10)          (.64)          (.74)         .01

                                                                                           RATIOS TO
                                                                                      AVERAGE NET ASSETS:
                                                                                    ----------------------
                                                    NET      NET ASSET                              NET                 NET ASSETS,
                                                INCREASE IN    VALUE,      TOTAL                INVESTMENT  PORTFOLIO     END OF
                                                 NET ASSET     END OF   INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
PERIOD ENDED                                       VALUE       PERIOD    RETURN+++  EXPENSES++    (LOSS)       RATE       OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND A-CLASS
   MARCH 31, 2007*                                 $ .70      $ 10.70      7.94%       0.01%**     2.47%**     105%      $     782
ESSENTIAL PORTFOLIO CONSERVATIVE FUND C-CLASS
   MARCH 31, 2007*                                   .65        10.65      7.44%       0.76%**     1.05%**     105%          2,804
ESSENTIAL PORTFOLIO CONSERVATIVE FUND H-CLASS
   MARCH 31, 2007*                                   .71        10.71      8.04%       0.01%**     1.93%**     105%          3,634
ESSENTIAL PORTFOLIO MODERATE FUND A-CLASS
   MARCH 31, 2007*                                   .56        10.56      9.90%         --**      2.26%**      66%          9,719
ESSENTIAL PORTFOLIO MODERATE FUND C-CLASS
   MARCH 31, 2007*                                   .50        10.50      9.29%       0.75%**     1.34%**      66%         18,551
ESSENTIAL PORTFOLIO MODERATE FUND H-CLASS
   MARCH 31, 2007*                                   .56        10.56      9.90%         --**      2.32%**      66%          8,623
ESSENTIAL PORTFOLIO AGGRESSIVE FUND A-CLASS
   MARCH 31, 2007*                                   .28        10.28     10.37%         --**      3.11%**      92%         13,854
ESSENTIAL PORTFOLIO AGGRESSIVE FUND C-CLASS
   MARCH 31, 2007*                                   .22        10.22      9.76%       0.75%**    (0.34)%**     92%          6,537
ESSENTIAL PORTFOLIO AGGRESSIVE FUND H-CLASS
   MARCH 31, 2007*                                   .29        10.29     10.48%         --**      1.94%**      92%          6,486

  *   SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

 **   ANNUALIZED

*** FOR FINANCIAL REPORTING PURPOSES, CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE ANNUALIZED WEIGHTED AVERAGE EXPENSE RATIOS OF THE UNDERLYING FUNDS IN WHICH THE ESSENTIAL PORTFOLIO CONSERVATIVE FUND, THE ESSENTIAL PORTFOLIO MODERATE FUND, AND THE ESSENTIAL PORTFOLIO AGGRESSIVE FUND INVEST ARE 1.45%, 1.51%, AND 1.57%, RESPECTIVELY.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                               [GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES ORGANIZATION

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase.

At March 31, 2007, the Trust consisted of fifty-four separate Funds: twenty-six Benchmark Funds, one Money Market Fund, nineteen Sector Funds, five Alternative Strategy Funds, and three Essential Portfolio Funds. This report covers the Essential Portfolio Funds (the "Funds"), while the Benchmark Funds, the Money Market Fund, the Sector Funds, and the Alternative Strategy Funds are contained in separate reports. Each Essential Portfolio Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Funds commenced operations on June 30, 2006 and at March 31, 2007, only A-Class, C-Class and H-Class Shares had been issued by the Funds. All share classes of the funds are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase. Rydex Investments, encompassing Rydex Global Advisors (the "Advisor") and Rydex Fund Services, Inc., affiliated entities, serves as the investment advisor to the Funds and is responsible for the Funds' overall administration. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust.

A. Traditional open-end investment companies ("Mutual Funds ") are valued at their Net Asset Value (the "NAV") as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies ("closed-end funds") are valued at the last quoted sales price.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

D. Distributions of net investment income and distributions of net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of their investment strategies, the underlying funds may utilize a variety of derivative instruments, including options, futures, options on futures, structured notes, swap agreements, and short sales. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds' NAVs.

In the normal course of business, the underlying funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The underlying funds' maximum exposure


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

under these arrangements is unknown, as this would involve future claims that may be made against the underlying funds and/or its affiliates that have not yet occurred. However, based on experience, the underlying funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that an underlying fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that an underlying fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market.

There are several risks associated with the use of structured notes. Structured securities are leveraged, providing an exposure to the underlying benchmark of three times the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes an underlying fund invests in which may make it difficult for the underlying fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless the Advisor believes that the issuer is creditworthy, an underlying fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor," receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The underlying fund may enter into credit default swaps in which the underlying fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the underlying fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

Short sales are transactions in which an underlying fund sells a security it does not own. If the security the Fund and/or underlying funds sold short goes down in price between the time the underlying funds sell the security and closes its short position, the underlying funds will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund and/or underlying funds will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the underlying funds are required to maintain collateral in various forms. The underlying funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each underlying fund.

The risks inherent in the use of structured notes, options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor manages the investment and the reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay the Advisor a management fee. As part of its agreement with the Trust, the Advisor will pay all expenses of the Essential Portfolios, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Funds invest. In addition, some underlying funds charge redemption fees if a shareholder, including a Fund, redeems shares before the end of the funds' requisite holding period. Therefore, if a Fund sells shares of an underlying fund that are subject to a redemption fee, the Fund will be responsible for paying the redemption fee to the underlying fund.

Rydex Investments, an affiliated entity, provides transfer agent, accounting services and administrative services to the Funds. However, the related fees are paid by the Advisor, as noted above. Certain officers and trustees of the Trust are also officers of Rydex Investments.

The Funds have not adopted a Distribution Plan and a Shareholder Services Plan with respect to A-Class Shares and H-Class Shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund.

The Funds have adopted a Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.50% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

During the year ended March 31, 2007, the Distributor retained sales charges of $876,484, relating to sales of A-Class Shares of the Trust.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, will result in reclassifications. This includes reclasses due to net operating losses, non-deductible expenses, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

The tax character of distributions paid during the period ended March 31, 2007, was as follows:

                                                   ORDINARY                 LONG-TERM                       TOTAL
FUND                                                 INCOME              CAPITAL GAIN               DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund          $     38,954               $        --                $     38,954
Essential Portfolio Moderate Fund                   987,904                        --                     987,904
Essential Portfolio Aggressive Fund               1,625,449                        --                   1,625,449

The tax character of distributable earnings/(accumulated losses) at March 31, 2007, was as follows:

                                              UNDISTRIBUTED     UNDISTRIBUTED     NET UNREALIZED
                                                   ORDINARY         LONG-TERM      APPRECIATION/     CAPITAL LOSS
FUND                                                 INCOME      CAPITAL GAIN     (DEPRECIATION)     CARRYFORWARD
-----------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund          $     26,507       $    10,300       $    107,336     $         --
Essential Portfolio Moderate Fund                    31,008           193,347            121,024               --
Essential Portfolio Aggressive Fund                  11,743           332,177           (827,808)              --

At March 31, 2007, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of market value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over market value were as follows:

                                                                          TAX                TAX              NET
                                                        TAX        UNREALIZED         UNREALIZED       UNREALIZED
FUND                                                   COST              GAIN               LOSS      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund          $  6,980,711       $   107,336       $         --     $    107,336
Essential Portfolio Moderate Fund                36,036,140           704,724           (583,700)         121,024
Essential Portfolio Aggressive Fund              27,307,164           286,385         (1,114,193)        (827,808)

5. SECURITIES TRANSACTIONS

During the period ended March 31, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                        ESSENTIAL PORTFOLIO        ESSENTIAL PORTFOLIO        ESSENTIAL PORTFOLIO
                                          CONSERVATIVE FUND              MODERATE FUND            AGGRESSIVE FUND
-----------------------------------------------------------------------------------------------------------------
Purchases                                      $ 10,518,457               $ 48,167,266               $ 42,161,998
Sales                                          $  3,547,507               $ 12,166,001               $ 14,877,326


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of no par value shares. Transactions in shares for the period presented were:

                                                               PURCHASED THROUGH
                                          SHARES PURCHASED   DIVIDEND REINVESTMENT   SHARES REDEEMED   NET SHARES PURCHASED
---------------------------------------------------------------------------------------------------------------------------
                                              PERIOD ENDED        PERIOD ENDED         PERIOD ENDED        PERIOD ENDED
                                                 MARCH 31,           MARCH 31,            MARCH 31,           MARCH 31,
                                                      2007                2007                 2007                2007
-----------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND*
   A-Class                                          88,762                 391             (16,079)              73,074
   C-Class                                         352,492               1,181             (90,295)             263,378
   H-Class                                         532,377               1,942            (195,033)             339,286
ESSENTIAL PORTFOLIO MODERATE FUND*
   A-Class                                         922,952              15,148             (17,395)             920,705
   C-Class                                       1,899,090              45,380            (177,838)           1,766,632
   H-Class                                       1,302,388              28,155            (513,905)             816,638
ESSENTIAL PORTFOLIO AGGRESSIVE FUND*
   A-Class                                       1,423,819              18,742             (95,539)           1,347,022
   C-Class                                         734,083              32,351            (127,041)             639,393
   H-Class                                         914,707              46,623            (330,784)             630,546

*     SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

                                [GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as a fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semiannual report on September 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

We have audited the accompanying statements of assets and liabilities of Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund (3 of the series constituting the Rydex Series Funds) (the "Funds"), including the schedules of investments, as of March 31, 2007, and the related statements of operations, statements of changes in net assets, and financial highlights for period from June 30, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the underlying funds' transfer agent. We believe that our audits provide reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at March 31, 2007, and the results of their operations, the changes in their net assets and their financial highlights for the period from June 30, 2006 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Philadelphia, Pennsylvania

May 23, 2007


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

                                [GRAPHIC OMITTED]

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided to meet certain Internal Revenue Service requirements. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

During the fiscal year ended March 31, 2007, 22%, 4%, and 1% of the ordinary dividends paid by Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively.

This information was included in Form 1099-DIV sent to shareholders for the calendar year ended on December 31, 2006. Information for 2007 will be sent to shareholders in January of 2008.

The Fund's distributions to shareholders included:

                                                       ESSENTIAL      ESSENTIAL         ESSENTIAL
                                                       PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                    CONSERVATIVE       MODERATE        AGGRESSIVE
                                                            FUND           FUND              FUND
-------------------------------------------------------------------------------------------------
From short-term capital gains:                           $    --       $753,636        $1,409,526
From long-term capital gains, subject to the
   15% rate gains category:                              $    --       $     --        $       --
From long-term capital gains, using proceeds from
   shareholder redemptions:                              $12,871       $ 50,584        $   63,235

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888.This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

      NAME, POSITION AND          LENGTH OF SERVICE AS TRUSTEE      NUMBER OF
        YEAR OF BIRTH                     (YEAR BEGAN)            FUNDS OVERSEEN
------------------------------    ----------------------------    --------------
CARL G. VERBONCOEUR*                Rydex Series Funds - 2004          149
Trustee, President (1952)          Rydex Variable Trust - 2004
                                   Rydex Dynamic Funds - 2004
                                     Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

                                  ----------------------------

MICHAEL P. BYRUM*                   Rydex Series Funds - 2005          149
Trustee, Vice President            Rydex Variable Trust - 2005
(1970)                             Rydex Dynamic Funds - 2005
                                     Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

      NAME, POSITION AND          LENGTH OF SERVICE AS TRUSTEE      NUMBER OF
        YEAR OF BIRTH                     (YEAR BEGAN)            FUNDS OVERSEEN
------------------------------    ----------------------------    --------------
JOHN O. DEMARET                     Rydex Series Funds - 1997          142
Trustee, Chairman of the Board     Rydex Variable Trust - 1998
(1940)                              Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                  ----------------------------

COREY A. COLEHOUR                   Rydex Series Funds - 1993          142
Trustee (1945)                     Rydex Variable Trust - 1998
                                    Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

                                  ----------------------------

J. KENNETH DALTON                  Rydex Series Funds - 1995          142
Trustee (1941)                    Rydex Variable Trust - 1998
                                   Rydex Dynamic Funds - 1999
                                     Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                  ----------------------------

WERNER E. KELLER                   Rydex Series Funds - 2005          142
Trustee (1940)                    Rydex Variable Trust - 2005
                                  Rydex Dynamic Funds - 2005
                                    Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                  ----------------------------


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

                                [GRAPHIC OMITTED]

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

 NAME, POSITION AND               LENGTH OF SERVICE AS TRUSTEE       NUMBER OF
   YEAR OF BIRTH                            (YEAR BEGAN)          FUNDS OVERSEEN
---------------------             ----------------------------    --------------
THOMAS F. LYDON, JR.                Rydex Series Funds - 2005          142
Trustee (1960)                     Rydex Variable Trust - 2005
                                    Rydex Dynamic Funds - 2005
                                      Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                                  ----------------------------

PATRICK T. MCCARVILLE               Rydex Series Funds - 1997          142
Trustee (1942)                     Rydex Variable Trust - 1998
                                    Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                  ----------------------------
ROGER SOMERS                        Rydex Series Funds - 1993          142
Trustee (1944)                     Rydex Variable Trust - 1998
                                    Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

       NAME, POSITION AND                                PRINCIPAL OCCUPATIONS
         YEAR OF BIRTH                                   DURING PAST FIVE YEARS
-----------------------------------   -----------------------------------------------------------------
NICK BONOS*                           Chief Financial Officer of Rydex Specialized Products, LLC (2005
Vice President and Treasurer (1963)   to present); Vice President and Treasurer of Rydex Series Funds,
                                      Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust
                                      (2003 to present); Senior Vice President of Rydex Investments
                                      (2003 to present); Vice President and Treasurer of Rydex Capital
                                      Partners SPhinX Fund (2003 to 2006); Vice President of Accounting
                                      of Rydex Investments (2000 to 2003)

JOANNA M. HAIGNEY*                    Chief Compliance Officer of Rydex Series Funds, Rydex Variable
Chief Compliance Officer and          Trust, and Rydex Dynamic Funds (2004 to present); Secretary of
Secretary (1966)                      Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds
                                      (2000 to present); Secretary of Rydex ETF Trust (2002 to
                                      present); Vice President of Compliance of Rydex Investments (2000
                                      to present); Secretary of Rydex Capital Partners SPhinX Fund
                                      (2003 to 2006)

JOSEPH ARRUDA*                        Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust,
Assistant Treasurer (1966)            Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Vice
                                      President of Rydex Investments (2004 to present); Director of
                                      Accounting of Rydex Investments (2003 to 2004); Vice President of
                                      Mutual Funds, State Street Bank & Trust (2000 to 2003)

PAULA BILLOS*                         Controller of Rydex Series Funds, Rydex Variable Trust, Rydex
Controller (1974)                     Dynamic Funds, Rydex ETF Trust (2006 to present); Director of
                                      Fund Administration of Rydex Investments (2001 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEXINVESTMENTS
              ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road, Suite 500
              Rockville, MD 20850
              www.rydexinvestments.com
              800-820-0888
              RSEPF-ANN-0307x0308

                                [GRAPHIC OMITTED]

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended March 31, 2007 and March 31, 2006 were $841,500 and $563,500, respectively. The aggregate Tax Fees billed by the Trust's principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2007 and March 31, 2006 were $0 and $385,000, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $0 and $40,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on June 6, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RI's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                                                 EX.-12(a)(2)(i)

                                 CERTIFICATIONS



I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and


         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



 Date: June 6, 2007



                             /s/ CARL G. VERBONCOEUR
                             -----------------------
                             Carl G. Verboncoeur,
                             President

                                                                EX.-12(a)(2)(ii)
                                 CERTIFICATIONS



I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and


         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.





 Date: June 6, 2007


                             /s/ NICK BONOS
                             --------------------------
                             Nick Bonos,
                             Vice President & Treasurer

                                                                   EX. -12(b)(i)

                                 CERTIFICATIONS



I, Carl G. Verboncoeur, President of Rydex Series Funds (the "Trust"), certify that:

          1. The Form N-CSR of the Trust (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

          2. The  information  contained in the Report fairly  presents,  in all
             material   respects,   the  financial   condition  and  results  of
             operations of the Trust.



A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.



Dated: June 6, 2007

                                                         /s/ CARL G. VERBONCOEUR
                                                         -----------------------
                                                         Carl G. Verboncoeur,
                                                         President

                                                                  EX. -12(b)(ii)

                                 CERTIFICATIONS



I, Nick Bonos, Vice President and Treasurer of Rydex Series Funds (the "Trust"), certify that:

          1. The Form N-CSR of the Trust (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

          2. The  information  contained in the Report fairly  presents,  in all
             material   respects,   the  financial   condition  and  results  of
             operations of the Trust.



A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.



Dated: June 6, 2007



                                                    /s/ NICK BONOS
                                                    ----------------------------
                                                    Nick Bonos,
                                                    Vice President and Treasurer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RYDEX SERIES FUNDS
           ------------------------------------

By (Signature and Title)*   /s/ CARL G. VERBONCOEUR
                       ---------------------------------------------------------
                            Carl G. Verboncoeur, President

Date     JUNE 6, 2007
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ CARL G. VERBONCOEUR
                         -------------------------------------------------------
                            Carl G. Verboncoeur, President

Date     JUNE 6, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ NICK BONOS
                         ----------------------------------------------
                           Nick Bonos, Vice President and Treasurer

Date     JUNE 6, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.